Filed with the Securities and Exchange Commission on April 13, 2017
REGISTRATION NO. 333-102295
INVESTMENT COMPANY ACT NO. 811-09327
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SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C. 20549
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FORM N-4
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REGISTRATION STATEMENT
UNDER
THE SECURITIES ACT OF 1933

POST-EFFECTIVE AMENDMENT NO. 15
and
REGISTRATION STATEMENT
UNDER
THE INVESTMENT COMPANY ACT OF 1940

AMENDMENT NO. 158
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ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I
(Exact Name of Registrant)
ALLSTATE LIFE INSURANCE COMPANY
(Name of Depositor)

3075 SANDERS ROAD
NORTHBROOK, ILLINOIS 60062-7127
(847) 402-5000
(Address and telephone number of Depositor's principal executive offices)
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ANGELA FONTANA
DIRECTOR, VICE PRESIDENT, SECRETARY & GENERAL COUNSEL
ALLSTATE LIFE INSURANCE COMPANY
3075 SANDERS ROAD
NORTHBROOK, ILLINOIS 60062-7127
(Name and address of agent for service)

COPIES TO:
ALLEN R. REED
VICE PRESIDENT, SECRETARY & GENERAL COUNSEL
ALLSTATE DISTRIBUTORS, LLC
3075 SANDERS ROAD
NORTHBROOK, IL 60062-7127

Approximate Date of Proposed Sale to the Public: Continuous
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It is proposed that this filing become effective: (check appropriate space)
[ ] immediately upon filing pursuant to paragraph (b) of Rule 485
[X] on May 1, 2017 pursuant to paragraph (b) of Rule 485
[ ] 60 days after filing pursuant to paragraph (a)(i) of Rule 485
[ ] on __________ pursuant to paragraph (a)(i) of Rule 485
[ ] 75 days after filing pursuant to paragraph (a)(ii) of Rule 485
[ ] on______ pursuant to paragraph (a)(ii) of Rule 485
If appropriate, check the following box:
[ ] This post-effective amendment designates a new effective date for a previously filed post-effective amendment.

TITLE OF SECURITIES BEING REGISTERED:
Units of interest in Separate Accounts under variable annuity contracts.
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Morgan Stanley Variable Annuity II

Allstate Life Insurance Company
Street Address: 5801 SW 6th Ave., Topeka, KS 66606-0001
Mailing Address: P.O. Box 758566, Topeka, KS 66675-8566
Telephone Number: 1-800-457-7617
Fax: 1-785-228-4584
Prospectus dated May 1, 2017

Allstate Life Insurance Company (“Allstate Life”) has issued the Morgan Stanley Variable Annuity II, an individual and group flexible premium deferred variable annuity contract (“Contract”). This prospectus contains information about the Contract that you should know before investing. Please keep it for future reference. The Contract is no longer offered for new sales. If you have already purchased the Contract you may continue to make purchase payments according to the Contract.
This prospectus is for informational or educational purposes. It is not intended as investment advice and is not a recommendation about managing or investing your retirement savings. In providing these materials Allstate Life Insurance Company is not acting as a fiduciary as defined by any applicable laws and regulations. Please consult with a qualified investment professional if you wish to obtain investment advice.
The Contract currently offers various* investment alternatives (“investment alternatives”). The investment alternatives include fixed account options (“Fixed Account Options”) and variable sub-accounts (“Variable Sub-Accounts”) of the Allstate Financial Advisors Separate Account I (“Variable Account”). Each Variable Sub-Account invests exclusively in shares of portfolios (“Portfolios”) of the following mutual funds (“Funds”):

Morgan Stanley Variable Investment Series (Class X Shares)
Morgan Stanley Variable Fund, Inc. (Class I Shares) (formerly The Universal Institutional Funds, Inc. – Class I Shares)
AIM Variable Insurance Funds (Invesco Variable Insurance Funds)
Fidelity® Variable Insurance Products (Initial Class)
AB Variable Products Series Fund, Inc. Franklin Templeton Variable Insurance Products Trust (Class 2 Shares) Putnam Variable Trust (Class IB Shares)

*
Certain Variable Sub-Accounts are closed to Contract owners not invested in the specified Variable Sub-Accounts by a designated date. Please see the “Investment Alternatives” section of this prospectus for more information.

We (Allstate Life) have filed a Statement of Additional Information, dated May 1, 2017, with the Securities and Exchange Commission (“SEC”). It contains more information about the Contract and is incorporated herein by reference, which means that it is legally a part of this prospectus. The contents of the Statement of Additional Information are described below – see Table of Contents. For a free copy, please write or call us at the address or telephone number above, or go to the SEC’s Web site (http://www.sec.gov). You can find other information and documents about us, including documents that are legally a part of this prospectus, at the SEC’s Web site.

IMPORTANT NOTICES
The Securities and Exchange Commission has not approved or disapproved the securities described in this prospectus, nor has it passed upon the accuracy or adequacy of this prospectus. Anyone who tells you otherwise is committing a federal crime.

Investment in the Contracts involves investment risks, including possible loss of principal.

MORGAN2

(i)

Glossary of Terms

We set forth here definitions of some key terms used throughout this prospectus. In addition to the definitions here, we also define certain terms in the sections of the prospectus that use such terms.
Accumulation Phase: The period of time that begins on the date we issue your Contract (“Issue Date”) and continues until the Payout Start Date, which is the date we apply your money to provide income payments.
Accumulation Unit: A unit of measurement used to calculate the value of your investment in the Variable Sub-Accounts during the Accumulation Phase.
Accumulation Unit Value: The separate value for each Variable Sub-Account’s Accumulation Unit. Accumulation Unit Value is analogous to, but not the same as, the share price of a mutual fund.
Allstate Life (“we”): The issuer of the Morgan Stanley Variable Annuity II, an individual and group flexible premium deferred variable annuity contract (“Contract”).
Annuitant: The individual whose life span we use to determine income payments as well as the latest Payout Start Date. The annuitant must be a living person, whose age cannot exceed 90 as of the date we receive the completed application.
Automatic Additions Program: A program that may enable you to make subsequent purchase payments of at least $25 by automatically transferring amounts from your bank account or your Morgan Stanley Active Assets™ Account. Please consult your Morgan Stanley Financial Advisor for details.
Automatic Portfolio Rebalancing Program: A program, available during the Accumulation Phase, that provides for the automatic rebalancing of the Contract Value in each Variable Sub-Account and return it to the desired percentage allocations after the performance of each Sub-Account causes a shift in the percentage you allocated to each Sub-Account.
Beneficiary(ies) : The natural person(s) or entity(ies) designated as the recipients of the Death Benefit, you may name one or more primary and contingent Beneficiaries when you apply for a Contract. You may change or add Beneficiaries at any time, unless you have designated an irrevocable Beneficiary.

•
Primary Beneficiary: The person who may elect to receive the death benefit or become the new Contract owner subject to the Death of Owner provision if the sole surviving Contract owner dies before the Payout Start Date. If the sole surviving Contract owner dies after the Payout Start Date, the primary Beneficiary will receive any guaranteed income payments scheduled to continue.

•
Contingent Beneficiary: The person selected by the Contract owner who will exercise the rights of the primary Beneficiary if all named primary Beneficiaries die before the death of the sole surviving Contract owner.

Contract i : The Variable Annuity II is a contract between you, the Contract owner, and Allstate Life, a life insurance company.
Contract Anniversary: Each twelve-month period from that date of your contract’s issue date.
Contract Owner: The person or entity who may exercise all of the rights and privileges provided by the Contract.
Contract Value : During the Accumulation Phase, your Contract Value is equal to the sum of the value of your Accumulation Units in the Variable Sub-Accounts you have selected, plus the value of your investment in the Fixed Account Options.
Death Benefit Anniversary: Every 6th Contract Anniversary beginning with the 6th Contract Anniversary. For example, the 6th, 12th and 18th Contract Anniversaries are the first three Death Benefit Anniversaries.
Death Benefit Combination Option:  Under this option, the death benefit payable will be the greater of the death benefits provided by the Enhanced Death Benefit or the Performance Death Benefit (both calculated until the oldest Contract owner, or Annuitant if the Contract owner is a non-living person, attains age 85).
Dollar Cost Averaging Program: A program that automatically transfers a set amount every month (or other intervals we may offer) during the Accumulation Phase from any Variable Sub-Account or the Dollar Cost Averaging Fixed Account Option(s) to any Variable Sub-Account. Transfers made through dollar cost averaging must be $100 or more.

i In certain states the Contract was available only as a group Contract. In these states, we issued you a certificate that represents your ownership and that summarizes the provisions of the group Contract. References to "Contract" in this prospectus include certificates unless the context requires otherwise.

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Dollar Cost Averaging Fixed Account Options: We currently offer the basic Dollar Cost Averaging Fixed Account Option. The 6 and 12-month Dollar Cost Averaging Options are currently not available. Please consult with your Morgan Stanley Financial Advisor for current information.

•
Basic Dollar Cost Averaging Option : Under this option, purchase payments that you allocate to the Basic Dollar Cost Averaging Option will earn interest for a 1-year period at the current rate in effect at the time of allocation. We will credit interest daily at a rate that will compound over the year to the annual interest rate we guaranteed at the time of allocation.

Due Proof of Death: Documentation needed when there is a request for payment of the death benefit. We will accept the following documentation as Due Proof of Death: a certified copy of death certificate, a certified copy of decree of a court of competent jurisdiction as to the finding of death, or any other proof acceptable to us.
Enhanced Death Benefit Option -  An option providing that, on the date we issue the rider for this option (“Rider Date”), the death benefit is equal to the Contract Value. On the first Contract anniversary after the Rider Date, the Enhanced Death Benefit is equal to the Contract Value on the Rider Date plus interest at an annual rate of 5% per year for the portion of a year since the Rider Date. On each subsequent Contract Anniversary, but not beyond the Contract Anniversary preceding the oldest Contract owner's 75th birthday, we will recalculate the Enhanced Death Benefit, which results in an increase of 5% annually. Further, for all ages, we will adjust the Enhanced Death Benefit on each Contract Anniversary, or upon receipt of a death claim. We are no longer offering the Enhanced Death Benefit option as a rider to the Contract in most states.
Enhanced Earnings Death Benefit Option :  Under this option, the death benefit is increased by 40% or 25% (depending on Contract owner/ Annuitant’s age) of the lesser of the In-Force Premium or Death Benefit Earnings. We will calculate the Enhanced Earnings Death Benefit Option as of the date we receive Due Proof of Death. We will pay the Enhanced Earnings Death Benefit with the death benefit.
Fixed Account Options: Consists of our general assets other than those in segregated asset accounts.
Free Withdrawal Amount: An amount equal to 15% of the amount of purchase payments as of the Rider Date or the most recent Contract Anniversary, whichever is later. As with all withdrawals, we will treat withdrawals as coming from the oldest purchase payments first. Unused portions of the Free Withdrawal Amount do not carry forward to future Contract Years.
Fund: Refers to mutual funds in each Variable Sub-Account that invests exclusively in shares of portfolios (“Portfolios”):

Morgan Stanley Variable Investment Series (Class X Shares)
Morgan Stanley Variable Fund, Inc. (Class I Shares) (formerly The Universal Institutional Funds, Inc. – Class I Shares)
AIM Variable Insurance Funds (Invesco Variable Insurance Funds)
Fidelity® Variable Insurance Products (Initial Class)
AB Variable Products Series Fund, Inc. Franklin Templeton Variable Insurance Products Trust (Class 2 Shares) Putnam Variable Trust (Class IB Shares)
Guarantee Periods: The period of time during which we credit a fixed rate of interest to the Fixed Account. You may allocate purchase payments or transfers to one or more Guarantee Periods of the Fixed Account.
Income Benefit Combination Option 2:  This option guarantees that the amount you apply to an Income Plan will not be less than the income base (“Income Base”) (which is the greater of Income Base A or Income Base B). We sometimes refer to this as the “Best of the Best Income Benefit.” The Income Benefit Combination Option 2 can no longer be added to your Contract.
Income and Death Benefit Combination Option 2: This option combines the features of the Income Benefit Combination with the features of the Death Benefit Combination both calculated until the first Contract Anniversary after the 85th birthday of the oldest Contract Owner, or Annuitant, if the Contract Owner is a non-living person, for purchase payments, withdrawals, and Contract Anniversaries. After which, both are calculated for purchase payments and withdrawal only. The Income and Death Benefit Combination Option 2 can no longer be added to your Contract.
Investment Alternatives : Variable Sub-Accounts that invest in the shares of a corresponding Portfolio. Each Portfolio has its own investment objective(s) and policies. For more complete information about each Portfolio, including the investment objective(s), expenses and risks associated with the Portfolio, please refer to the prospectuses for the Funds.
Income Plan: A series of scheduled payments to you or someone you designate. You may choose and change your choice of Income Plan until 30 days before the Payout Start Date. After the Payout Start Date, you may not make withdrawals (except as described below) or change your choice of Income Plan.
Longevity Reward Rider: A rider, no longer available, that reduced or waived certain charges if certain criteria were satisfied.

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Payout Start Date: The day that money is applied to an Income Plan. The Payout Start Date must be at least 30 days after the Issue Date, and no later than the first day of the calendar month after the Annuitant’s 99th birthday, or the 10th Contract Anniversary, if later.
Performance Benefit Combination Option:  This Option, which is no longer offered, combines the Performance Death Benefit with the Performance Income Benefit. If you select the Performance Benefit Combination Option, the maximum age of any owner and Annuitant as of the date we receive the completed application, or the date we receive the written request to add the rider, whichever is later, cannot exceed age 75.
Performance Death Benefit Option: An option providing that, on each Contract Anniversary, we will recalculate your Performance Death Benefit to equal the greater of your Contract Value on that date, or the most recently calculated Performance Death Benefit.
Performance Income Benefit: On the date we issued the rider for this benefit (“Rider Date”), the Performance Income Benefit is equal to the Contract Value. On each Contract Anniversary, we will recalculate your Performance Income Benefit to equal the greater of your Contract Value on that date or the most recently calculated Performance Income Benefit. We will also recalculate your Performance Income Benefit whenever you make an additional purchase payment or a partial withdrawal. In the absence of any withdrawals or purchase payments, the Performance Income Benefit will be the greatest of the Contract Value on the Rider Date and all Contract Anniversary Contract Values on or prior to the Payout Start Date.
Portfolio: Underlying mutual fund(s) in which a Sub-Account of Separate Account invests. We automatically reinvest all dividends and capital gains distributions from the Portfolios in shares of the distributing Portfolio at their net asset value.
Systematic Withdrawal Payments: The option to receive systematic withdrawal payments on a monthly basis at any time prior to the Payout Start Date. The minimum amount of each systematic withdrawal is $100. We will deposit systematic withdrawal payments into the Contract owner’s bank account or Morgan Stanley Active Assets™ – Account. Please consult with your Morgan Stanley Financial Advisor for details.
Tax qualified contracts: Contracts held in a plan which provides that the income on tax sheltered is tax deferred, and the income from annuities held by such plans does not receive any additional tax deferral. You should review the annuity features, including all benefits and expenses, prior to purchasing an annuity as a TSA or IRA.
Valuation Date: Another term for “business day,” which refers to each day Monday through Friday that the New York Stock Exchange is open for business.
Variable Account: A segregated asset account under Illinois insurance law. That means we account for the Variable Account’s income, gains, and losses separately from the results of our other operations. The Variable Account consists of multiple Variable Sub- Accounts, each of which is available under the Contract.
Variable Sub-Account: An investment in the shares of a corresponding Portfolio. Each Portfolio has its own investment objective(s) and policies.

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The Contract at a Glance

The following is a snapshot of the Contract. Please read the remainder of this prospectus for more information.

Flexible Payments	We are no longer offering new contracts. You can add to your Contract as often and as much as you like. Each payment must be at least $25. You must maintain a minimum account value of $500.
Expenses
You will bear the following expenses:

• Total Variable Account annual fees (mortality and expense risk charge and administrative expense charge) equal the following (as a % of average daily net assets):

Base Contract 1.35%

w/Enhanced Death Benefit Option 1.48%

w/Performance Death Benefit Option 1.48%

w/Performance Income Benefit Option 1.48%

w/Performance Benefit Combination Option 1.59%

w/Death Benefit Combination Option 1.59%

w/Income Benefit Combination Option 2 1.65%

w/Income and Death Benefit Combination Option 2 1.85%

• If you select the Enhanced Earnings Death Benefit Option, you would pay an additional mortality and expense risk charge of 0.20%.

• Annual contract maintenance charge of $30 (waived in certain cases)

• Withdrawal charges ranging from 0% to 6% of purchase payment(s) withdrawn (with certain exceptions)

• Transfer fee of $25 after 12th transfer in any Contract Year

• State premium tax (if your state imposes one)

In addition, each Portfolio pays expenses that you will bear indirectly if you invest in a Variable Sub-Account.

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Investment Alternatives
The Contract offers various investment alternatives including:

• Fixed Account Options (which credit interest at rates we guarantee)

• Variable Sub-Accounts investing in Portfolios offering professional money management by these investment advisers:

• Morgan Stanley Investment Management Inc.

• Invesco Advisers, Inc.

• Alliance Bernstein L.P.

• Franklin Advisers, Inc.

• Franklin Mutual Advisers, LLC

• Franklin Advisory Services, LLC

• Putnam Investment Management, LLC

• Templeton Investment Counsel, LLC

• Fidelity® Management & Research Company (FMR)

To find out current rates being paid on the Fixed Account Options, or to find out how the Variable Sub-Accounts have performed, call us at 1-800-457-7617.

Special Services	For your convenience, we offer these special services: • Automatic Additions Program • Automatic Portfolio Rebalancing Program • Dollar Cost Averaging Program • Systematic Withdrawal Program
Income Payments
You can choose fixed income payments, variable income payments, or a combination of the two. You can receive your income payments in one of the following ways:

• life income with payments guaranteed for 10 years

• joint and survivor life income payments

• guaranteed payments for a specified period

Death Benefits	If you or the Annuitant dies before the Payout Start Date, we will pay the death benefit described in the Contract. We also offer 4 death benefit options.
Transfers
Before the Payout Start Date, you may transfer your Contract value (“Contract Value”) among the investment alternatives, with certain restrictions. Transfers must be at least $100 or the entire amount in the investment alternative, whichever is less.

There is a $25 fee per transfer after the 12th transfer in each Contract year, which we measure from the date we issue your Contract or a Contract anniversary (“Contract Anniversary”).

Withdrawals
You may withdraw some or all of your Contract Value at any time during the Accumulation Phase. In general, you must withdraw at least $100 at a time or the total amount in the investment alternative, if less. Withdrawals taken prior to annuitization (referred to in this prospectus as the Payout Phase) are generally considered to come from the earnings in the Contract first. If the Contract is tax-qualified, generally all withdrawals are treated as distributions of earnings. Withdrawals of earnings are taxed as ordinary income and, if taken prior to age 59 1/2, may be subject to an additional 10% federal tax penalty. A withdrawal charge also may apply.

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How the Contract Works

The Contract basically works in two ways.
First, the Contract can help you (we assume you are the “Contract owner” ) save for retirement because you can invest in various investment alternatives and generally pay no federal income taxes on any earnings until you withdraw them. You do this during what we call the “Accumulation Phase” of the Contract. The Accumulation Phase begins on the date we issue your Contract (we call that date the “Issue Date” ) and continues until the Payout Start Date, which is the date we apply your money to provide income payments. During the Accumulation Phase, you may allocate your purchase payments to any combination of the Variable Sub-Accounts and/or the Fixed Account Options. If you invest in the Fixed Account Options, you will earn a fixed rate of interest that we declare periodically. If you invest in any of the Variable Sub-Accounts, your investment return will vary up or down depending on the performance of the corresponding Portfolios.
Second, the Contract can help you plan for retirement because you can use it to receive retirement income for life and/ or for a pre-set number of years, by selecting one of the income payment options (we call these “Income Plans”) described in the “Income Payments” section of this prospectus. You receive income payments during what we call the “Payout Phase” of the Contract, which begins on the Payout Start Date and continues until we make the last payment required by the Income Plan you select. During the Payout Phase, if you select a fixed income payment option, we guarantee the amount of your payments, which will remain fixed. If you select a variable income payment option, based on one or more of the Variable Sub- Accounts, the amount of your payments will vary up or down depending on the performance of the corresponding Portfolios. The amount of money you accumulate under your Contract during the Accumulation Phase and apply to an Income Plan will determine the amount of your income payments during the Payout Phase.
The timeline below illustrates how you might use your Contract.

As the Contract owner, you exercise all of the rights and privileges provided by the Contract. If you die, any surviving Contract owner or, if there is none, the Beneficiary will exercise the rights and privileges provided by the Contract. See “The Contract.” In addition, if you die before the Payout Start Date, we will pay a death benefit to any surviving Contract owner, or if there is none, to your Beneficiary. See “Death Benefits.”
Please call us at 1-800-457-7617 if you have any question about how the Contract works.
Expense Table

The table below lists the expenses that you will bear directly or indirectly when you buy a Contract. The table and the examples that follow do not reflect premium taxes that may be imposed by the state where you reside. For more information about Variable Account expenses, see “Expenses”, below. For more information about Portfolio expenses, please refer to the accompanying prospectuses for the Funds.
Contract Owner Transaction Expenses
Withdrawal Charge (as a percentage of purchase payments withdrawn) * (Without the Longevity Reward Rider)

Number of Complete Years Since We Received the Purchase Payment Being Withdrawn**:	0	1	2	3	4	5	6+
Applicable Charge	6%	5%	4%	3%	2%	1%	0%
Annual Contract Maintenance Charge	$30.00***
Transfer Fee	$25.00****

*	During each Contract Year, you may withdraw up to 15% of the aggregate amount of your purchase payments as of the beginning of the Contract Year without incurring a withdrawal charge.

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**
If you have elected the Longevity Reward Rider, a withdrawal charge of up to 3% will apply to purchase payments received before or after the Rider date. See the “Longevity Reward Rider” section for details.

***
If you have elected and elect the Longevity Reward Rider, we will waive the contract maintenance charge for the life of the Contract provided your total Contract Value is $40,000 or more on or after the date we issue the Rider (Rider Date).

****	Applies solely to the thirteenth and subsequent transfers within a Contract Year excluding transfers due to dollar cost averaging and automatic portfolio rebalancing.
Variable Account Annual Expenses (as a percentage of daily net asset value deducted from each Variable Sub-Account)

	Mortality and Expense Risk Charge**	Administrative Expense Charge	Total Variable Account Annual Expense**
Base Contract	1.25%	0.10%	1.35%
With the Enhanced Death Benefit, * the Performance Income Benefit, * or the Performance Death Benefit Option	1.38%	0.10%	1.48%
With the Performance Benefit Combination* or the Death Benefit Combination Option	1.49%	0.10%	1.59%
With the Income Benefit Combination Option 2*	1.55%	0.10%	1.65%
With the Income and Death Benefit Combination Option 2*	1.75%	0.10%	1.85%
If the Enhanced Earnings Death Benefit Option is elected with the Base Contract or with one of the Options listed above

	Mortality and Expense Risk Charge**	Administrative Expense Charge	Total Variable Account Annual Expense**
Base Contract	1.45%	0.10%	1.55%
With the Enhanced Death Benefit, * the Performance Income Benefit, * or the Performance Death Benefit Option	1.58%	0.10%	1.68%
With the Performance Benefit Combination* or the Death Benefit Combination Option	1.69%	0.10%	1.79%
With the Income Benefit Combination Option 2*	1.75%	0.10%	1.85%
With the Income and Death Benefit Combination Option 2*	1.95%	0.10%	2.05%

*	These Options are no longer available to be added to your Contract.

**	If you have elected and elect the Longevity Reward Rider, the mortality and expense risk charge is reduced by 0.07% under the basic policy or any Option described above.
PORTFOLIO ANNUAL EXPENSES – Minimum and Maximum
The next table shows the minimum and maximum total operating expenses charged by the Portfolios that you may pay periodically during the time that you own the Contract. These expenses may vary from year to year. Advisers and/or other service providers of certain Portfolios may have agreed to waive their fees and/or reimburse Portfolio expenses in order to keep the Portfolios’ expenses below specified limits. The range of expenses shown in this table does not show the effect of any such fee waiver or expense reimbursement. More detail concerning each Portfolio’s fees and expenses appears in the prospectus for each Portfolio.

	Minimum	Maximum
Total Annual Portfolio Operating Expenses (1) (expenses that are deducted from Portfolio assets, which may include management fees, distribution and/or services (12b-1) fees, and other expenses)	0.25%	1.43%

(1)	Expenses are shown as a percentage of Portfolio average daily net assets (before any waiver or reimbursement) as of December 31, 2016.

EXPENSE EXAMPLE
This example is intended to help you compare the cost of investing in the Contracts with the cost of investing in other variable annuity contracts. These costs include Contract owner transaction expenses, Contract fees, Variable Account annual expenses, and Portfolio fees and expenses. The example shows the dollar amount of expenses that you would bear directly or indirectly if you:

•	invested $10,000 in the Contract for the time periods indicated,

•	earned a 5% annual return on your investment,

•	allocate all of your Account Value to the sub-Account with the Maximum Total Annual Portfolio Operating Expenses as listed in the Expense Table, and these remain the same each year*

•	elected the Income and Death Benefit Combination Option 2 and the Enhanced Earnings Death Benefit Option.
The examples also assume:

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•	No tax charge applies.

•	For each charge, we deduct the maximum charge rather than current charge.

•	You make no transfers, or other transactions for which we charge a fee.
Amounts shown in the examples are rounded to the nearest dollar.
*      Note: Not all Portfolios offered as Sub-accounts may be available depending on optional benefit selection, the applicable jurisdiction and selling firm.

THE EXAMPLES ARE ILLUSTRATIVE ONLY. THEY SHOULD NOT BE CONSIDERED A REPRESENTATION OF PAST OR FUTURE EXPENSES OF THE UNDERLYING PORTFOLIOS. ACTUAL EXPENSES WILL BE LESS THAN THOSE SHOWN DEPENDING UPON WHICH OPTIONAL BENEFIT YOU ELECT OTHER THAN INDICATED IN THE EXAMPLES OR IF YOU ALLOCATE ACCOUNT VALUE TO ANY OTHER AVAILABLE SUB-ACCOUNTS.

	Assuming Maximum Total Annual Portfolio Operating Expenses
	1 Year	3 Years	5 Years	10 Years
If you surrender your annuity at the end of the applicable time period:	$984	$1,564	$2,160	$4,021
If you annuitize your annuity at the end of the applicable time period: [1]	$384	$1,164	$1,960	$4,021
If you do not surrender your annuity:	$384	$1,164	$1,960	$4,021
1 Your ability to annuitize within the first 30 days of the first Annuity Year may be limited.

Financial Information

To measure the value of your investment in the Variable Sub-Accounts during the Accumulation Phase, we use a unit of measure we call the “Accumulation Unit.” Each Variable Sub-Account has a separate value for its Accumulation Units we call “Accumulation Unit Value.” Accumulation Unit Value is similar to, but not the same as, the share price of a mutual fund.
Attached as Appendix A to this prospectus are the tables showing the Accumulation Unit Values of each Variable Sub-Account for the highest and lowest available Contract charge combinations. The Accumulation Unit Values for all other available combinations of charges appear in the Statement of Additional Information. To obtain additional detail on each Variable Sub-Account’s finances, please refer to the financial statements, which are comprised of the financial statements of the underlying Sub-accounts, contained in the Statement of Additional Information. The financial statements of Allstate Life also appear in the Statement of Additional Information.

The Contract

CONTRACT OWNER
The Variable Annuity II is a contract between you, the Contract owner, and Allstate Life, a life insurance company. As the Contract owner, you may exercise all of the rights and privileges provided to you by the Contract. That means it is up to you to select or change (to the extent permitted):

1.	the investment alternatives during the Accumulation and Payout Phases,

2.	the amount and timing of your purchase payments and withdrawals,

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3.	the programs you want to use to invest or withdraw money,

4.	the income payment plan you want to use to receive retirement income,

5.	the Annuitant (either yourself or someone else) on whose life the income payments will be based,

6.	the owner, while the Annuitant is alive,

7.	the Beneficiary or Beneficiaries who will receive the benefits that the Contract provides when the last surviving Contract owner dies, and

8.	any other rights that the Contract provides.
If you die, any surviving Contract owner or, if none, the Beneficiary will exercise the rights and privileges provided to them by the Contract.
The Contract cannot be jointly owned by both a non- living person and a living person. If the Contract owner is a grantor trust, the Contract owner will be considered a non-living person for purposes of this section and the Death Benefits section. The age of the oldest Contract owner cannot exceed age 90 as of the date we receive the completed application or request to select a new Contract owner.
Changing ownership of this contract may cause adverse tax consequences and may not be allowed under qualified plans. Please consult with a competent tax advisor prior to making a request for a change of Contract owner.
The Contract can also be purchased as an IRA or TSA (also known as a 403(b)). The endorsements required to qualify these annuities under the Internal Revenue Code of 1986, as amended, (“Code”) may limit or modify your rights and privileges under the Contract.
ANNUITANT
The Annuitant is the individual whose life span we use to determine income payments as well as the latest Payout Start Date. You initially designate an Annuitant in your application. The age of the oldest Annuitant cannot exceed 90 as of the date we receive the completed application. If the Contract owner is a living person, you may change the Annuitant before the Payout Start Date. Before the Payout Start Date, you may also designate a joint Annuitant, who is a second person on whose life income payments depend. If a non-Qualified contract is held by a non-living person, any change in the Annuitant will be treated as the death of the Annuitant and will activate the distribution requirements outlined in the Death Benefit section.
BENEFICIARY
You may name one or more primary and contingent Beneficiaries when you apply for a Contract. The primary Beneficiary is the person who may elect to receive the death benefit or become the new Contract owner subject to the Death of Owner provision if the sole surviving Contract owner dies before the Payout Start Date. If the sole surviving Contract owner dies after the Payout Start Date, the primary Beneficiary will receive any guaranteed income payments scheduled to continue.
A contingent Beneficiary is the person selected by the Contract owner who will exercise the rights of the primary Beneficiary if all named primary Beneficiaries die before the death of the sole surviving Contract owner.
You may change or add Beneficiaries at any time, unless you have designated an irrevocable Beneficiary. We will provide a change of Beneficiary form to be signed by you and filed with us. After we accept the form, the change of Beneficiary will be effective as of the date you signed the form. Until we receive your written notice to change a Beneficiary, we are entitled to rely on the most recent Beneficiary information in our files. Accordingly, if you wish to change your Beneficiary, you should deliver your written notice to us promptly. Each Beneficiary change is subject to any payment made by us or any other action we take before we accept the change.
You may restrict income payments to Beneficiaries by providing us with a written request. Once we accept the written request, the restriction will take effect as of the date you signed the request. Any restriction is subject to any payment made we make or any other action we take before we accept the request.
If you did not name a Beneficiary or, unless otherwise provided in the Beneficiary designation, if a named Beneficiary is no longer living and there are no other surviving primary or contingent Beneficiaries when the death benefit becomes payable, the new Beneficiary will be:

1.	your spouse or, if he or she is no longer alive,

2.	your surviving children equally, or if you have no surviving children,

3.	your estate.
If there is more than one Beneficiary and one of the Beneficiaries is a corporation or other type of non-living person, all Beneficiaries will be considered to be non-living persons for the above purposes.
Unless you have provided directions to the contrary, the Beneficiaries will take equal shares. If there is more than one Beneficiary in a class (e.g., more than one primary Beneficiary) and one of the Beneficiaries predeceases the Contract owner, the remaining

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Beneficiaries in that class will divide the deceased Beneficiary’s share in proportion to the original share of the remaining Beneficiaries.
If there is more than one Beneficiary taking shares of the death benefit, each Beneficiary will be treated as a separate and independent owner of his or her respective share of the death benefit. Each Beneficiary will exercise all rights related to his or her share of the death benefit, including the sole right to select a payout option, subject to any restrictions previously placed upon the Beneficiary. Each Beneficiary may designate a Beneficiary(ies) for his or her respective share, but that designated Beneficiary(ies) will be restricted to the payout option chosen by the original Beneficiary.
MODIFICATION OF THE CONTRACT
Only an Allstate Life officer may approve a change in or waive any provision of the Contract. Any change or waiver must be in writing. None of our agents has the authority to change or waive the provisions of the Contract. We may not change the terms of the Contract without your consent, except to conform the Contract to applicable law or changes in the law. If a provision of the Contract is inconsistent with state law, we will follow state law.
ASSIGNMENT
No owner has a right to assign any interest in a Contract as collateral or security for a loan. However, you may assign periodic income payments under the Contract prior to the Payout Start Date. No Beneficiary may assign benefits under the Contract until they are payable to the Beneficiary. We will not be bound by any assignment until you sign it and file it with us. We are not responsible for the validity of any assignment. Federal law prohibits or restricts the assignment of benefits under many types of retirement plans and the terms of such plans may themselves contain restrictions on assignments. An assignment may also result in taxes or tax penalties. You should consult with your attorney before trying to assign your Contract.
Purchases

MINIMUM PURCHASE PAYMENTS
You may make additional purchase payments of at least $25 at any time prior to the Payout Start Date. We reserve the right to limit the maximum amount of purchase payments we will accept. We may apply certain limitations, restrictions, and/or underwriting standards as a condition of acceptance of purchase payments.
AUTOMATIC ADDITIONS PROGRAM
You may make subsequent purchase payments of at least $25 by automatically transferring amounts from your bank account or your Morgan Stanley Active Assets™ Account. Please consult your Morgan Stanley Financial Advisor for details.
ALLOCATION OF PURCHASE PAYMENTS
At the time you apply for a Contract, you must decide how to allocate your purchase payments among the investment alternatives. The allocation you specify on your application will be effective immediately. All allocations must be in whole percentages that total 100% or in whole dollars. The minimum you may allocate to any investment alternative is $100. The minimum amount that you may allocate to the Guarantee Periods is $500. You can change your allocations by notifying us in writing.
We will allocate your purchase payments to the investment alternatives according to your most recent instructions on file with us. Unless you notify us in writing otherwise, we will allocate subsequent purchase payments according to the allocation for the previous purchase payment. We will effect any change in allocation instructions at the time we receive written notice of the change in good order. We will credit subsequent purchase payments to the Contract on the business day that we receive the purchase payment at our headquarters.
We use the term “business day” to refer to each day Monday through Friday that the New York Stock Exchange is open for business. We also refer to these days as “Valuation Dates”. If we receive your purchase payment after 3 p.m. Central Time on any Valuation Date, we will credit your purchase payment using the Accumulation Unit Values computed on the next Valuation Date.
There may be circumstances where the New York Stock Exchange is open, however, due to inclement weather, natural disaster or other circumstances beyond our control, our offices may be closed or our business processing capabilities may be restricted. Under those circumstances, your Contract Value may fluctuate based on changes in the Accumulation Unit Values, but you may not be able to transfer Contract Value, or make a purchase or redemption request.
With respect to any purchase payment that is pending investment in our Variable Account, we may hold the amount temporarily in a suspense account and may earn interest on amounts held in that suspense account. You will not be credited with any interest on amounts held in that suspense account.

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Contract Value

Your Contract Value at any time during the Accumulation Phase is equal to the sum of the value of your Accumulation Units in the Variable Sub-Accounts you have selected, plus the value of your investment in the Fixed Account Options.
ACCUMULATION UNITS
To determine the number of Accumulation Units of each Variable Sub-Account to allocate to your Contract, we divide (i) the amount of the purchase payment or transfer you have allocated to a Variable Sub-Account by (ii) the Accumulation Unit Value of that Variable Sub-Account next computed after we receive your payment or transfer. For example, if we receive a $10,000 purchase payment allocated to a Variable Sub-Account when the Accumulation Unit Value for the Sub-Account is $10, we would credit 1,000 Accumulation Units of that Variable Sub-Account to your Contract. Withdrawals and transfers from a Variable Sub-Account would, of course, reduce the number of Accumulation Units of that Sub- Account allocated to your Contract.
ACCUMULATION UNIT VALUE
As a general matter, the Accumulation Unit Value for each Variable Sub-Account will rise or fall to reflect:

1.	changes in the share price of the Portfolio in which the Variable Sub-Account invests, and

2.	the deduction of amounts reflecting the mortality and expense risk charge, administrative expense charge
We determine contract maintenance charges, withdrawal charges, and transfer fees (currently waived) separately for each Contract. They do not affect Accumulation Unit Value. Instead, we obtain payment of those charges and fees by redeeming Accumulation Units. For details on how we calculate Accumulation Unit Value, please refer to the Statement of Additional Information. We determine a separate Accumulation Unit Value for each Variable Sub-Account on each Valuation Date. We also determine a separate set of Accumulation Unit Values that reflect the cost of each optional benefit, or available combinations thereof, offered under the Contract.
You should refer to the prospectuses for the Funds for a description of how the assets of each Portfolio are valued, since that determination directly bears on the Accumulation Unit Value of the corresponding Variable Sub-Account and, therefore, your Contract Value.

Investment Alternatives: The Variable Sub-Accounts

You may allocate your purchase payments to various Variable Sub-Accounts. Each Variable Sub-Account invests in the shares of a corresponding Portfolio. Each Portfolio has its own investment objective(s) and policies. We briefly describe the Portfolios below.
For more complete information about each Portfolio, including the investment objective(s), expenses and risks associated with the Portfolio, please refer to the prospectus for the Funds. The Variable Sub-Accounts that you select are your choice - we do not provide investment advice, nor do we recommend any particular Variable Sub-Account. Please consult with a qualified investment professional if you wish to obtain investment advice. You should carefully consider the investment objectives, risks, charges and expenses of the underlying Portfolios when making an allocation to the Variable Sub-Accounts. To obtain any or all of the underlying Portfolio prospectuses, please contact us at 1-800-457-7617.
Following the detection of excessive short-term trading activity and in response to requests from the fund investment advisors, Allstate currently limits new premium allocations and transfers into all Sub-Accounts other than the Money Market Sub-Account to a maximum of $50,000 per day. If we receive a transfer request that exceeds the limitation, we will be unable to process the request and will promptly contact you and request that you submit a transfer request that complies with the Sub-Account limitation. If you wish to transfer more than $50,000 into a Sub-Account, you may submit a single request that Allstate transfer $50,000 per day into that Sub-Account until the transfer request is completed.
This limitation was effective on December 3, 2002 for the Morgan Stanley VIS European Equity – Class X Sub-Account and Putnam VT International Equity – Class IB Sub-Account. The restriction was effective on November 17, 2003 for the Invesco V.I. High Yield – Series I Sub-Account, Invesco V.I. Global Value Equity – Series I Sub-Account and the UIF Emerging Markets Equity, Class I Sub-Account, UIF International Magnum, Class I Sub-Account, Invesco V. I. Mid Cap Value, Series I Sub-Account and UIF Mid Cap Growth, Class I Sub-Account.
For all other Sub-Accounts (other than the unrestricted Money Market Sub-Account), the restriction was effective February 2, 2004 or the date a new Sub-Account was added, if later. If, as of the effective date of the Sub-Account restriction, you were enrolled in one of our special services automatic transaction programs, such as automatic additions, portfolio rebalancing or dollar cost averaging, we will continue to effect automatic transactions to the Sub-Accounts without regard to the $50,000 limitation. Shares may be redeemed at any time.

11

Portfolio:	Each Portfolio Seeks:	Investment Adviser:
Morgan Stanley Variable Investment Series
Morgan Stanley VIS Multi Cap Growth Portfolio – Class X
As a primary objective, the Portfolio seeks growth of capital through investments in common stocks of companies believed by the Investment Adviser to have potential for superior growth. As a secondary objective, income but only when consistent with its primary objective.
Morgan Stanley Investment Management Inc.
Morgan Stanley VIS European Equity Portfolio – Class X	The Portfolio seeks to maximize the capital appreciation of its investments
Morgan Stanley VIS Income Plus Portfolio – Class X
As a primary objective, the Portfolio seeks a high level of current income by investing primarily in U.S. government securities and other fixed-income securities. As a secondary objective, capital appreciation but only when consistent with its primary objective.

Morgan Stanley VIS Limited Duration Portfolio – Class X (3)	The Portfolio seeks high level of current income consistent with preservation of capital.

Morgan Stanley Variable Insurance Funds, Inc.
Morgan Stanley VIF Global Infrastructure Portfolio – Class I (formerly UIF Global Infrastructure Portfolio - Class I)(6)	The Portfolio seeks both capital appreciation and current income
Morgan Stanley VIF Growth Portfolio, Class I (formerly UIF Growth Portfolio - Class I)(7)	The Portfolio seeks long-term capital appreciation by investing primarily in growth-oriented equity securities of large capitalization companies.	Morgan Stanley Variable Insurance Funds, Inc.
Morgan Stanley VIF Emerging Markets Equity Portfolio, Class I (formerly UIF Emerging Markets Equity Portfolio - Class I)(8)	The Portfolio seeks long-term capital appreciation by investing primarily in growth-oriented equity securities of issuers in emerging market countries.
Morgan Stanley VIF Global Strategist Portfolio, Class I (formerly UIF Global Strategist Portfolio - Class I)(9)	The Portfolio seeks total return.
Morgan Stanley VIF Mid Cap Growth Portfolio, Class I (formerly UIF Mid Cap Growth Portfolio - Class I)(10)	The Portfolio seeks long-term capital growth by investing primarily in common stocks and other equity securities.
Morgan Stanley VIF U.S. Real Estate Portfolio, Class I (formerly UIF U.S. Real Estate Portfolio, Class I)(5)(11)
The Portfolio seeks above average current income and long-term capital appreciation by investing primarily in equity securities of companies in the U.S. real estate industry, including real estate investment trusts.

AIM Variable Insurance Funds (Invesco Variable Insurance Funds)
Invesco V.I. Diversified Dividend Fund – Series I	Provide reasonable current income and long term growth of income and capital.	Invesco Advisers, Inc.
Invesco V.I. Global Core Equity Fund – Series I (1)	Long-term capital appreciation by investing primarily in equity securities of issuers throughout the world, including U.S. issuers.
Invesco V.I. High Yield Fund – Series I	Total return, comprised of current income and capital appreciation.
Invesco V.I. Equity and Income Fund – Series I	Capital appreciation and current income.
Invesco V.I. S&P 500 Index Fund – Series I	To provide investment results that, before expenses, correspond to the total return (i.e., combination of capital changes and income) of the Standard and Poor’s 500 Composite Stock Price Index.
Invesco V.I. American Value Fund – Series I	Above-average total return over a market cycle of three to five years by investing in common stocks and other equity securities.
Invesco V.I. Mid Cap Growth Fund – Series II	To seek capital growth
Invesco V.I. Comstock Fund – Series I	Capital growth and income through investments in equity securities, including common stocks, preferred stocks and securities convertible into common and preferred stocks.
Invesco V.I. American Franchise Fund – Series I	Capital growth.
Invesco V.I. Core Equity Fund – Series I(12)	Long-term growth of capital
Invesco V.I. Mid Cap Core Equity Fund – Series I (4)	Long-term growth of capital
AB Variable Products Series Fund, Inc.
AB VPS Growth Portfolio – Class B	Long-term growth of capital	Alliance Bernstein L.P.
AB VPS Growth and Income Portfolio – Class B	Long-term growth of capital
AB VPS Large Cap Growth Portfolio – Class B	Long-term growth of capital
Franklin Templeton Variable Insurance Products Trust
FTVIP Franklin High Income VIP Fund – Class 2 (13)	Seeks to maximize income while maintaining prospects for capital appreciation. Under normal market conditions, the fund invests in both equity and debt securities.	Franklin Advisers, Inc.
FTVIP Franklin Small Cap Value VIP Fund – Class 2	Seeks long-term total return. Under normal market conditions, the fund invests at least 80% of its net assets in investments of small-capitalization companies.	Franklin Advisory Services, LLC

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Portfolio:	Each Portfolio Seeks:	Investment Adviser:
FTVIP Mutual Shares VIP Fund – Class 2
Seeks capital appreciation, with income as a secondary goal. Under normal market conditions, the fund invests primarily in U.S. and foreign equity securities that the investment manager believes are undervalued.
Franklin Mutual Advisers, LLC
FTVIP Templeton Foreign VIP Fund – Class 2	Seeks long-term capital growth. Under normal market conditions, the fund invests at least 80% of its net assets in investments of issuers located outside the U.S., including those in emerging markets.	Templeton Investment Counsel, LLC
Putnam Variable Trust
Putnam VT Growth and Income Fund – Class IB	Seeks capital growth and current income.	Putnam Investment Management, LLC
Putnam VT Growth Opportunities Fund Class IB(14)	Seeks capital appreciation.
Putnam VT International Equity Fund – Class IB	Seeks capital appreciation.
Putnam VT Small Cap Value Fund – Class IB (2)	Seeks capital appreciation.

Fidelity® VIP Government Money Market Portfolio – Initial Class	A high level of current income as is consistent with preservation of capital and liquidity	Fidelity® Management & Research Company (FMR)

(1)
Effective as of October 18, 2013, the Invesco V.I. Global Core Equity – Series I Sub-Account was closed to all Contract Owners except those Contract Owners who had contract value invested in the Variable Sub-Account as of the closure date. Contract Owners who had contract value invested in the Variable Sub-Account as of the closure date may continue to submit additional investments into the Variable Sub-Account thereafter, although they will not be permitted to invest in the Variable Sub-Account if they withdrew or otherwise transferred their entire contract value from the Variable Sub-Account following the closure date. Contract Owners who did not have contract value invested in the Variable Sub-Account as of the closure date will not be permitted to invest in the Variable Sub-Account.

(2)
Effective July 15, 2003, the Putnam VT Small Cap Value Fund – Class IB Portfolio is no longer available for new investments. If you are currently invested in the Variable Sub-account that invests in this Portfolio you may continue your investment. If, prior to July 15, 2003, you enrolled in one of our automatic transaction programs, such as automatic additions, portfolio rebalancing, or dollar cost averaging, we will continue to effect automatic transactions into this Variable Sub-account in accordance with that program. Outside of these automatic transaction programs, additional allocations will not be allowed.

(3)
Effective November 19, 2010, Morgan Stanley VIS Limited Duration Portfolio – Class X was closed to all Contract Owners except those Contract Owners who had contract value invested in the Variable Sub-Account as of the closure date. Contract Owners who had contract value invested in the Variable Sub-Account as of the closure date may continue to submit additional investment into the Variable Sub-Account thereafter, although they will not be permitted to invest in the Variable Sub-Account if they withdrew or otherwise transferred their entire contract value from the Variable Sub-Account following the closure date. Contract Owners who did not have contract value invested in the Variable Sub-Account as of the closure date will not be permitted to invest in the Variable Sub-Account.

(4)
Effective September 1, 2015, the Invesco V.I. Mid Cap Core Equity Fund – Series I was closed to all Contract Owners except those Contract Owners who had contract value invested in the Variable Sub-Account as of the closure date. Contract Owners who had contract value invested in the Variable Sub-Account as of the closure date may continue to submit additional investments into the Variable Sub-Account thereafter, although they will not be permitted to invest in the Variable Sub-Account if they withdrew or otherwise transferred their entire contract value from the Variable Sub-Account following the closure date. Contract Owners who did not have contract value invested in the Variable Sub-Account as of the closure date will not be permitted to invest in the Variable Sub-Account.

(5)
Effective as of February 23, 2016, the UIF U.S. Real Estate Portfolio, Class I was closed to all Contract Owners except those Contract Owners who had contract value invested in the Variable Sub-Account as of the closure date. Contract Owners who had contract value invested in the Variable Sub-Account as of the closure date may continue to submit additional investments into the Variable Sub-Account thereafter, although they will not be permitted to invest in the Variable Sub-Account if they withdrew or otherwise transferred their entire contract value from the Variable Sub-Account following the closure date. Contract Owners who did not have contract value invested in the Variable Sub-Account as of the closure date will not be permitted to invest in the Variable Sub-Account.

(6)	Effective May 1, 2017, the UIF Global Infrastructure Portfolio - Class I, sub-account changed its name to the Morgan Stanley Variable Insurance Fund Inc. Global Infrastructure Portfolio - Class I.

(7)	Effective May 1, 2017, the UIF Growth Portfolio - Class I, sub-account changed its name to the Morgan Stanley Variable Insurance Fund Inc. Growth Portfolio - Class I

(8)	Effective May 1, 2017, the UIF Emerging Markets Portfolio - Class I, sub-account changed its name to the Morgan Stanley Variable Insurance Fund Inc. Emerging Markets Portfolio - Class I

(9)	Effective May 1, 2017, the UIF Global Strategist Portfolio - Class I, sub-account changed its name to the Morgan Stanley Variable Insurance Fund Inc. Global Strategist Portfolio - Class I

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(10)	Effective May 1, 2017, the UIF Mid Cap Growth Portfolio - Class I, sub-account changed its name to the Morgan Stanley Variable Insurance Fund Inc. Mid Cap Growth Portfolio - Class I

(11)	Effective May 1, 2017, the UIF U.S. Real Estate Portfolio - Class I, sub-account changed its name to the Morgan Stanley Variable Insurance Fund Inc. U.S. Real Estate Portfolio - Class I

(12)
Effective as of December 23, 2016, the Invesco V.I. Core Equity Fund – Series I was closed to all Contract Owners except those Contract Owners who had contract value invested in the Variable Sub-Account as of the closure date. Contract Owners who had contract value invested in the Variable Sub-Account as of the closure date may continue to submit additional investments into the Variable Sub-Account thereafter, although they will not be permitted to invest in the Variable Sub-Account if they withdrew or otherwise transferred their entire contract value from the Variable Sub-Account following the closure date. Contract Owners who did not have contract value invested in the Variable Sub-Account as of the closure date will not be permitted to invest in the Variable Sub-Account.

(13)
Effective at the close of business April 21, 2017, the FTVIP Franklin High Income VIP Fund - Class 2 was closed for new purchase payment allocations to all Contract owners. Effective April 28, 2017, the FTVIP Franklin Income VIP Fund - Class 2 was liquidated. On the liquidation date, the Portfolio was no longer available under your Annuity contract, and any contract value allocated to this liquidated Portfolio was transferred, as of the close of business on the liquidation date to one of the default transfer portfolios. If you are in a Model Portfolio Option, your contract value was transferred to the PIMCO Real Return Portfolio - Advisor Shares. If you are not in a Model Portfolio, your contract value was transferred to the Fidelity® VIP Government Money Market Portfolio - Initial Class.

For a period of 60 days after the liquidation date, any Contract Value that was transferred to the PIMCO Real Return Portfolio - Advisor Shares (if you are in a Model Portfolio Option) or the Fidelity® VIP Government Money Market Portfolio - Initial Class (if you are not in a Model Portfolio Option) as the result of the liquidation can be transferred free of charge and will not count as one of your annual free transfers. If you are in a Model Portfolio Option, any transfer out of the PIMCO Real Return Portfolio - Advisor Shares must comply with the investment requirements of that Model Portfolio Option. It is important to note that any Portfolio into which you make your transfer will be subject to the transfer limitations described in this prospectus.

(14) Effective November 18, 2016, the Putnum VT Voyager Fund - Class IB was merged into the Putnam VT Growth Opportunities Fund - Class IB.
Amounts you allocate to Variable Sub-Accounts may grow in value, decline in value, or grow less than you expect, depending on the investment performance of the Portfolios in which those Variable Sub-Accounts invest. You bear the investment risk that the Portfolios might not meet their investment objectives. Shares of the Portfolios are not deposits, or obligations of, or guaranteed or endorsed by any bank and are not insured by the Federal Deposit Insurance Corporation, the Federal Reserve Board or any other agency.
Investment Alternatives: The Fixed Account Options

You may allocate all or a portion of your purchase payments to the Fixed Account Options. We currently offer the basic Dollar Cost Averaging Fixed Account Option, and we may offer the additional Dollar Cost Averaging Fixed Account Options described below. However, the 6 and 12-month Dollar Cost Averaging Options currently are not available.
Please consult with your Morgan Stanley Financial Advisor for current information. The Fixed Account supports our insurance and annuity obligations. The Fixed Account consists of our general assets other than those in segregated asset accounts. We have sole discretion to invest the assets of the Fixed Account, subject to applicable law. Any money you allocate to a Fixed Account Option does not entitle you to share in the investment experience of the Fixed Account.
DOLLAR COST AVERAGING FIXED ACCOUNT OPTIONS
Basic Dollar Cost Averaging Option.    You may establish a Dollar Cost Averaging Program, as described in the “Transfers” section of this prospectus, by allocating purchase payments to the Basic Dollar Cost Averaging Option. Purchase payments that you allocate to the Basic Dollar Cost Averaging Option will earn interest for a 1-year period at the current rate in effect at the time of allocation. We will credit interest daily at a rate that will compound over the year to the annual interest rate we guaranteed at the time of allocation. Rates may be different than those available for the Guarantee Periods described below. After the one-year period, we will declare a renewal rate which we guarantee for a full year. Subsequent renewal dates will be every twelve months for each purchase payment. Renewal rates will not be less than the minimum guaranteed rate found in the Contract.
You may not transfer funds from other investment alternatives to the Basic Dollar Cost Averaging Option.
6 and 12 Month Dollar Cost Averaging Options.    In the future, we may offer 6 and 12-month Dollar Cost Averaging Options. Under these options, you may establish a Dollar Cost Averaging Program by allocating purchase payments to the Fixed Account either for 6 months (the “6 Month Dollar Cost Averaging Option”) or for 12 months (the “12 Month Dollar Cost Averaging Option”). Your purchase payments will earn interest for the period you select at the current rates in effect at the time of allocation. Rates may differ from those available for the Guarantee Periods described below. However, the crediting rates for the 6 and 12 Month Dollar Cost Averaging Options will never be less than 3% annually.
You must transfer all of your money out of the 6 or 12 Month Dollar Cost Averaging Options to the Variable Sub-Accounts in equal monthly installments. If you discontinue a 6 or 12 Month Dollar Cost Averaging Option prior to last scheduled transfer, we will

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transfer any remaining money immediately to the Money Market Variable Sub-Account, unless you request a different Variable Sub-Account.
You may not transfer funds from other investment alternatives to the 6 or 12 Month Dollar Cost Averaging Options. Transfers out of the Dollar Cost Averaging Fixed Account Options do not count towards the 12 transfers you can make without paying a transfer fee. We may declare more than one interest rate for different monies based upon the date of allocation to the Dollar Cost Averaging Fixed Account Options. For availability and current interest rate information, please contact your sales representative or our customer support unit at 1-800-457-7617.
GUARANTEE PERIODS
You may allocate purchase payments or transfers to one or more Guarantee Periods of the Fixed Account (“Guarantee Periods”). Each payment or transfer allocated to a Guarantee Period earns interest at a specified rate that we guarantee for a period of years. We will offer a 1-year Guarantee Period. We offer additional Guarantee Periods at our sole discretion. We currently offer a 1 year and a 6-year Guarantee Period.
Interest Rates.    We will tell you what interest rates and Guarantee Periods we are offering at a particular time. We will not change the interest rate that we credit to a particular allocation until the end of the relevant Guarantee Period. We may declare different interest rates for Guarantee Periods of the same length that begin at different times.
We have no specific formula for determining the rate of interest that we will declare initially or in the future. We will set those interest rates based on investment returns available at the time of the determination. In addition, we may consider various other factors in determining interest rates including regulatory and tax requirements, our sales commission and administrative expenses, general economic trends, and competitive factors. We determine the interest rates to be declared in our sole discretion. We can neither predict nor guarantee what those rates will be in the future. The interest rate will never be less than the minimum guaranteed rate stated in the Contract. After the Guarantee Period, we will declare a renewal rate. Subsequent renewal dates will be on anniversaries of the first renewal date. On or about each renewal date, we will notify the owner of the interest rate(s) for the Contract Year then starting.
Investment Alternatives: Transfers

TRANSFERS DURING THE ACCUMULATION PHASE
During the Accumulation Phase, you may transfer Contract Value among the investment alternatives. Currently, all Sub-Accounts other than the Money Market Sub-Account limit new purchases to $50,000 per day. See “The Variable Sub-Accounts” subsection of the “Investment Alternatives” section of this prospectus. Transfers to any Guarantee Period must be at least $500. You may not, however, transfer Contract Value into any of the Dollar Cost Averaging Fixed Account Options. You may request transfers in writing on a form that we provide or by telephone according to the procedure described below. The minimum amount that you may transfer is $100 or the total amount in the investment alternative, whichever is less. We currently do not assess, but reserve the right to assess, a $25 charge on each transfer in excess of 12 per Contract Year. We will notify you at least 30 days before we begin imposing the transfer charge. We treat transfers to or from more than one Portfolio on the same day as one transfer.
We limit the amount you may transfer from the Guarantee Periods to the Variable Account in any Contract Year to the greater of:

1.	25% of the aggregate value in the Guarantee Periods as of the most recent Contract Anniversary (if this amount is less than $1,000, then up to $1,000 may be transferred); or

2.	25% of the sum of all purchase payments and transfers to the Guarantee Periods as of the most recent Contract Anniversary.
These restrictions do not apply to transfers pursuant to dollar cost averaging. If the first renewal interest rate is less than the current rate that was in effect at the time money was allocated or transferred to a Guarantee Period, we will waive the transfer restriction for that money and the accumulated interest thereon during the 60-day period following the first renewal date.
We will process transfer requests that we receive before 3:00 p.m. Central Time on any Valuation Date using the Accumulation Unit Values for that Date. We will process written requests completed after 3:00 p.m. on any Valuation Date using the Accumulation Unit Values for the next Valuation Date. The Contract permits us to defer transfers from the Fixed Account Options for up to six months from the date we receive your request. If we decide to postpone transfers for 30 days or more, we will pay interest as required by applicable law. Any interest would be payable from the date we receive the transfer request to the date we make the transfer.
MARKET TIMING & EXCESSIVE TRADING
The Contracts are intended for long-term investment. Market timing and excessive trading can potentially dilute the value of Variable Sub-Accounts and can disrupt management of a Portfolio and raise its expenses, which can impair Portfolio performance and adversely affect your Contract Value. Our policy is not to accept knowingly any money intended for the purpose of market timing or

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excessive trading. Accordingly, you should not invest in the Contract if your purpose is to engage in market timing or excessive trading, and you should refrain from such practices if you currently own a Contract.
We seek to detect market timing or excessive trading activity by reviewing trading activities. Portfolios also may report suspected market-timing or excessive trading activity to us. If, in our judgment, we determine that the transfers are part of a market timing strategy or are otherwise harmful to the underlying Portfolio, we will impose the trading limitations as described below under “Trading Limitations.” Because there is no universally accepted definition of what constitutes market timing or excessive trading, we will use our reasonable judgment based on all of the circumstances.
While we seek to deter market timing and excessive trading in Variable Sub-Accounts, because our procedures involve the exercise of reasonable judgment, we may not identify or prevent some market timing or excessive trading. Moreover, imposition of trading limitations is triggered by the detection of market timing or excessive trading activity, and the trading limitations are not applied prior to detection of such trading activity. Therefore, our policies and procedures do not prevent such trading activity before it is detected. As a result, some investors may be able to engage in market timing and excessive trading, while others are prohibited, and the Portfolio may experience the adverse effects of market timing and excessive trading described above.
TRADING LIMITATIONS
We reserve the right to limit transfers among the investment alternatives in any Contract year, require that all future transfer requests be submitted through U.S. Postal Service First Class Mail thereby refusing to accept transfer requests via telephone, facsimile, Internet, or overnight delivery, or to refuse any transfer request, if:

1.
we believe, in our sole discretion, that certain trading practices, such as excessive trading, by, or on behalf of, one or more Contract Owners, or a specific transfer request or group of transfer requests, may have a detrimental effect on the Accumulation Unit Values of any Variable Sub-Account or on the share prices of the corresponding Portfolio or otherwise would be to the disadvantage of other Contract Owners; or

2.
we are informed by one or more of the Portfolios that they intend to restrict the purchase, exchange, or redemption of Portfolio shares because of excessive trading or because they believe that a specific transfer or group of transfers would have a detrimental effect on the prices of Portfolio shares.

3.	In making the determination that trading activity constitutes market timing or excessive trading, we will consider, among other things:

4.	the total dollar amount being transferred, both in the aggregate and in the transfer request;

5.
the number of transfers you make over a period of time and/or the period of time between transfers (note: one set of transfers to and from a Variable Sub-Account in a short period of time can constitute market timing);

6.
whether your transfers follow a pattern that appears designed to take advantage of short term market fluctuations, particularly within certain Variable Sub-Account underlying Portfolios that we have identified as being susceptible to market timing activities (e.g., International, High Yield, and Small Cap Variable Sub-Accounts);

7.	whether the manager of the underlying Portfolio has indicated that the transfers interfere with Portfolio management or otherwise adversely impact the Portfolio; and

8.	the investment objectives and/or size of the Variable Sub-Account underlying Portfolio.
We seek to apply these trading limitations uniformly. However, because these determinations involve the exercise of discretion, it is possible that we may not detect some market timing or excessive trading activity. As a result, it is possible that some investors may be able to engage in market timing or excessive trading activity, while others are prohibited, and the Portfolio may experience the adverse effects of market timing and excessive trading described above.
If we determine that a Contract Owner has engaged in market timing or excessive trading activity, we will require that all future transfer requests be submitted through U.S. Postal Service First Class Mail thereby refusing to accept transfer requests via telephone, facsimile, Internet, or overnight delivery. If we determine that a Contract Owner continues to engage in a pattern of market timing or excessive trading activity we will restrict that Contract Owner from making future additions or transfers into the impacted Variable Sub-Account(s) or will restrict that Contract Owner from making future additions or transfers into the class of Variable Sub-Account(s) if the Variable Sub-Accounts(s) involved are vulnerable to arbitrage market timing trading activity (e.g., International, High Yield, and Small Cap Variable Sub-Accounts).
In our sole discretion, we may revise our Trading Limitations at any time as necessary to better deter or minimize market timing and excessive trading or to comply with regulatory requirements.
SHORT TERM TRADING FEES
The underlying Portfolios are authorized by SEC regulation to adopt and impose redemption fees if a Portfolio’s Board of Directors determines that such fees are necessary to minimize or eliminate short-term transfer activity that can reduce or dilute the value of

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outstanding shares issued by the Portfolio. The Portfolio will set the parameters relating to the redemption fee and such parameters may vary by Portfolio. If a Portfolio elects to adopt and charge redemption fees, these fees will be passed on to the Contract Owner(s) responsible for the short-term transfer activity generating the fee.
We will administer and collect redemption fees in connection with transfers between the Variable Sub-Accounts and forward these fees to the Portfolio. Please consult the Portfolio’s prospectus for more complete information regarding the fees and charges associated with each Portfolio.
TRANSFERS DURING THE PAYOUT PHASE
During the Payout Phase, you may make transfers among the Variable Sub-Accounts so as to change the relative weighting of the Variable Sub-Accounts on which your variable income payments will be based. In addition, you will have a limited ability to make transfers from the Variable Sub-Accounts to increase the proportion of your income payments consisting of fixed income payments. You may not, however, convert any portion of your right to receive fixed income payments into variable income payments.
You may not make any transfers for the first 6 months after the Payout Start Date. Thereafter, you may make transfers among the Variable Sub-Accounts or make transfers from the Variable Sub-Accounts to increase the proportion of your income payments consisting of fixed income payments. Your transfers must be at least 6 months apart.
TELEPHONE OR ELECTRONIC TRANSFERS
You may make transfers by telephone by calling 1-800-457-7617 if you have on file a completed authorization form. The cut off time for telephone transfer requests is 3:00 p.m. Central Time. In the event that the New York Stock Exchange closes early, i.e., before 3:00 p.m. Central Time, or in the event that the Exchange closes early for a period of time but then reopens for trading on the same day, we will process telephone transfer requests as of the close of the Exchange on that particular day. We will not accept telephone requests received at any telephone number other than the number that appears in this paragraph or received after the close of trading on the Exchange.
We may suspend, modify or terminate the telephone transfer privilege, as well as any other electronic or automated means we previously approved, at any time without notice.
We use procedures that we believe provide reasonable assurance that the telephone transfers are genuine. For example, we tape telephone conversations with persons purporting to authorize transfers and request identifying information. Accordingly, we disclaim any liability for losses resulting from allegedly unauthorized telephone transfers. However, if we do not take reasonable steps to help ensure that a telephone authorization is valid, we may be liable for such losses.
DOLLAR COST AVERAGING PROGRAM
Through our Dollar Cost Averaging Program, you may automatically transfer a set amount every month (or other intervals we may offer) during the Accumulation Phase from any Variable Sub-Account or the Dollar Cost Averaging Fixed Account Option(s) to any Variable Sub-Account. Transfers made through dollar cost averaging must be $100 or more.
The theory of dollar cost averaging is that if purchases of equal dollar amounts are made at fluctuating prices, the aggregate average cost per unit will be less than the average of the unit prices on the same purchase dates. However, participation in this Program does not assure you of a greater profit from your purchases under the Program nor will it prevent or necessarily reduce losses in a declining market. Call or write us for information on how to enroll.
AUTOMATIC PORTFOLIO REBALANCING PROGRAM
Once you have allocated your money among the Variable Sub-Accounts, the performance of each Sub-Account may cause a shift in the percentage you allocated to each Sub-Account. If you select our Automatic Portfolio Rebalancing Program, we will automatically rebalance the Contract Value in each Variable Sub-Account and return it to the desired percentage allocations. We will not include money you allocate to the Fixed Account Options in the Automatic Portfolio Rebalancing Program.
We will rebalance your account each quarter (or other intervals that we may offer) according to your instructions. We will transfer amounts among the Variable Sub-Accounts to achieve the percentage allocations you specify. You can change your allocations at any time by contacting us in writing or by telephone. The new allocation will be effective with the first rebalancing that occurs after we receive your request. We are not responsible for rebalancing that occurs prior to receipt of your request.
Example:
Assume that you want your initial purchase payment split among 2 Variable Sub-Accounts. You want 40% to be in the Fund A Variable Sub-Account and 60% to be in the Fund B Variable Sub-Account. Over the next 2 months the bond market does very well while the stock market performs poorly. At the end of the first quarter, the Fund A Variable Sub-Account now represents 50% of your holdings because of its increase in value. If you choose to have your holdings rebalanced quarterly, on the first day of the next quarter, we would sell some of your units in the Fund A Variable Sub-Account and use the money to buy more units in the Fund B Variable Sub-Account so that the percentage allocations would again be 40% and 60% respectively.

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The Automatic Portfolio Rebalancing Program is available only during the Accumulation Phase. The transfers made under the Program do not count towards the 12 transfers you can make without paying a transfer fee, and are not subject to a transfer fee.
Portfolio rebalancing is consistent with maintaining your allocation of investments among market segments, although it is accomplished by reducing your Contract Value allocated to the better performing segments.
Expenses

As a Contract owner, you will bear, directly or indirectly, the charges and expenses described below.
CONTRACT MAINTENANCE CHARGE
During the Accumulation Phase, on each Contract Anniversary we will deduct a $30 contract maintenance charge from your Contract Value. This charge will be deducted on a pro rata basis from each investment alternative in the proportion that your investment in each bears to your Contract Value. We also will deduct a full contract maintenance charge if you withdraw your entire Contract Value. During the Payout Phase, we will deduct the charge proportionately from each income payment.
The charge is to compensate us for the cost of administering the Contracts and the Variable Account. Maintenance costs include expenses we incur in billing and collecting purchase payments; keeping records; processing death claims, cash withdrawals, and policy changes; proxy statements; calculating Accumulation Unit Values and income payments; and issuing reports to Contract owners and regulatory agencies. We cannot increase the charge. The contract maintenance charge is waived under certain circumstances if you have elected the Longevity Reward Rider. See “Longevity Reward Rider” section of this prospectus for details.
MORTALITY AND EXPENSE RISK CHARGE
We deduct a mortality and expense risk charge daily at the following annual rates (as a percentage of average daily net assets):

1.	1.25% Base Contract

2.	1.38% w/Enhanced Death Benefit Option

3.	1.38% w/Performance Death Benefit Option

4.	1.38% w/Performance Income Benefit Option

5.	1.49% w/Performance Benefit Combination Option

6.	1.49% w/Death Benefit Combination Option

7.	1.55% w/Income Benefit Combination Option 2

8.	1.68% w/Income and Performance Death Benefit Option (State of Washington only)

9.	1.75% w/Income and Death Benefit Combination Option 2
We charge an additional mortality and expense risk charge of 0.20% for the Enhanced Earnings Death Benefit Option. If you have elected the Longevity Reward Rider, your mortality and expense risk charge would be lower by 0.07%. See the description of each Option and the Longevity Reward Rider for the availability of each.
The mortality and expense risk charge is for all the insurance benefits available with your Contract (including our guarantee of annuity rates and the death benefits), for certain expenses of the Contract, and for assuming the risk (expense risk) that the current charges will not be sufficient in the future to cover the cost of administering the Contract. If the charges under the Contract are not sufficient, then we will bear the loss. We charge an additional amount for the Death Benefit Options and the Income Benefit Options to compensate us for the additional risk that we accept by providing these Options.
We guarantee the mortality and expense risk charge and we cannot increase it. We assess the mortality and expense risk charge during both the Accumulation Phase and the Payout Phase.
ADMINISTRATIVE EXPENSE CHARGE
We deduct an administrative expense charge daily at an annual rate of 0.10% of the average daily net assets you have invested in the Variable Sub-Accounts. We intend this charge to cover actual administrative expenses that exceed the revenues from the contract maintenance charge. There is no direct relationship between the amount of administrative charge imposed on a given Contract and the amount of expenses that may be attributed to that Contract. We assess this charge each day during the Accumulation Phase and the Payout Phase.

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TRANSFER FEE
We do not currently impose a fee upon transfers among the investment alternatives. However, we reserve the right to charge $25 per transfer after the 12th transfer in each Contract Year. We will not charge a transfer fee on transfers that are part of a Dollar Cost Averaging or Automatic Portfolio Rebalancing Program.
WITHDRAWAL CHARGE
We may assess a withdrawal charge of up to 6% of the purchase payment(s) you withdraw. This charge declines to 0% after the expiration of 6 years from the day we receive the purchase payment being withdrawn. If you make a withdrawal before the Payout Start Date, we will apply the withdrawal charge percentage in effect on the date of the withdrawal, or the withdrawal charge percentage in effect on the following day, whichever is lower. A schedule showing how the withdrawal charge declines over the 6-year period is shown in the “Expense Table” section of this prospectus. During each Contract Year, you can withdraw all purchase payments beyond the withdrawal charge period or up to 15% of the aggregate amount of your purchase payments (as of the Issue Date or the most recent Contract Anniversary, whichever is later), whichever is greater, without paying a withdrawal charge. Unused portions of this Free Withdrawal Amount are not carried forward to future Contract Years.
If you qualify for and elect the Longevity Reward Rider, a withdrawal charge of up to 3% will apply to purchase payments received before or after the Rider Date. See “Longevity Reward Rider” section of this prospectus for details.
We will deduct withdrawal charges, if applicable, from the amount paid, unless you instruct otherwise. For purposes of the withdrawal charge, we will treat withdrawals as coming from purchase payments, starting with the oldest purchase payments first and then from earnings. Therefore, additional purchase payments may reduce your ability to withdraw earnings without incurring a withdrawal charge. However, for federal income tax purposes, please note that withdrawals are considered to have come first from earnings, which means you pay taxes on the earnings portion of your withdrawal. We do not apply a withdrawal charge in the following situations:

1.	on the Payout Start Date (a withdrawal charge may apply if you elect to receive income payments for a specified period of less than 120 months);

2.	the death of the Contract owner or Annuitant (unless the Contract is continued); and

3.	withdrawals taken to satisfy IRS minimum distribution rules for the Contract.
We use the amounts obtained from the withdrawal charge to pay sales commissions and other promotional or distribution expenses associated with marketing the Contracts. To the extent that the withdrawal charge does not cover all sales commissions and other promotional or distribution expenses, we may use any of our corporate assets, including potential profit which may arise from the mortality and expense risk charge or any other charges or fee described above, to make up any difference.
Withdrawals of earnings are taxed as ordinary income and, if taken prior to age 59 1/2, may be subject to an additional 10% federal tax penalty.
PREMIUM TAXES
Some states and other governmental entities (e.g., municipalities) charge premium taxes or similar taxes. We are responsible for paying these taxes and will deduct them from your Contract Value. Some of these taxes are due when the Contract is issued, others are due when income payments begin or upon surrender.
Our current practice is not to charge anyone for these taxes until income payments begin or when a total withdrawal occurs including payment upon death. At our discretion, we may discontinue this practice and deduct premium taxes from the purchase payments. Premium taxes generally range from 0% to 3.5%, depending on the state.
At the Payout Start Date, if applicable, we deduct the charge for premium taxes from each investment alternative in the proportion that the Contract value in the investment alternative bears to the total Contract Value.
DEDUCTION FOR VARIABLE ACCOUNT INCOME TAXES
We may assess a charge against the Sub-accounts and the Fixed Rate Options equal to any taxes which may be imposed upon the Separate Account. We will pay company income taxes on the taxable corporate earnings created by this Separate Account product. While we may consider company income taxes when pricing our products, we do not currently include such income taxes in the Tax Charge you pay under the contract. We will periodically review the issue of charging for these taxes and may impose a charge in the future. In calculating our corporate income tax liability, we derive certain corporate income tax benefits associated with the investment of company assets, including Separate Account assets, which are treated as company assets under applicable income tax law. These benefits reduce our overall corporate income tax liability. Under current law, such benefits may include foreign tax credits and corporate dividends received deductions. We do not pass these tax benefits through to holders of the Separate Account annuity contracts because (i) the contract owners are not the owners of the assets generating these benefits under applicable income tax law and (ii) we do not currently include company income taxes in the Tax Charge you pay under the contract.

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Our status under the Code is briefly described in the Taxes section.

OTHER EXPENSES
Each Portfolio deducts management fees and other expenses from its assets. You indirectly bear the charges and expenses of the Portfolios whose shares are held by the Variable Sub-Accounts. These fees and expenses are described in the accompanying prospectuses for the Funds. For a summary of Portfolio annual expenses, see the “Expense Table” section of this prospectus. We may receive compensation from the investment advisers, administrators or distributors, or their affiliates, of the Portfolios in connection with the administrative, distribution (12b-1), or other services we provide to the Portfolios. We collect this compensation under agreement between us and the Portfolio’s investment adviser, administrators or distributors, and is calculated based on a percentage of the average assets allocated to the Portfolio.

Access to Your Money

You can withdraw some or all of your Contract Value at any time during the Accumulation Phase. Withdrawals also are available under limited circumstances on or after the Payout Start Date. See the “Income Plans” subsection in the “Income Payments” section of this prospectus.
You can withdraw money from the Variable Account and/ or the Fixed Account Options. The amount payable upon withdrawal is the Contract Value (or portion thereof) next computed after we receive the request for a withdrawal at our headquarters, less any withdrawal charges, contract maintenance charges, income tax withholding, penalty tax, and any premium taxes. To complete a partial withdrawal from the Variable Account, we will cancel Accumulation Units in an amount equal to the withdrawal and any applicable charges and taxes. We will pay withdrawals from the Variable Account within 7 days of receipt of the request, subject to postponement in certain circumstances.
You have the opportunity to name the investment alternative(s) from which you are taking the withdrawal. If none are named, then we will withdraw the amount proportionately from the investment alternatives in which you are invested according to the value of your investments therein. In general, you must withdraw at least $500 at a time. You also may withdraw a lesser amount if you are withdrawing your entire interest in a Variable Sub-Account.
Withdrawals taken prior to annuitization (referred to in this prospectus as the Payout Phase) are generally considered to come from the earnings in the Contract first. If the Contract is tax-qualified, generally all withdrawals are treated as distributions of earnings. Withdrawals of earnings are taxed as ordinary income and, if taken prior to age 59 1/2, may be subject to an additional 10% federal tax penalty. The total amount paid at surrender may be more or less than the total purchase payments due to prior withdrawals, any deductions, and investment performance.
WRITTEN REQUESTS AND FORMS IN GOOD ORDER.
Written requests must include sufficient information and/or documentation, and be sufficiently clear, to enable us to complete your request without the need to exercise discretion on our part to carry it out. You may contact our Customer Service Center to learn what information we require for your particular request to be in “good order.” Additionally, we may require that you submit your request on our form. We reserve the right to determine whether any particular request is in good order, and to change or waive any good order requirements at any time.
POSTPONEMENT OF PAYMENTS
We may postpone the payment of any amounts due from the Variable Account under the Contract if:

1.	The New York Stock Exchange is closed for other than usual weekends or holidays, or trading on the Exchange is otherwise restricted;

2.	An emergency exists as defined by the SEC; or

3.	The SEC permits delay for your protection.
We may delay payments or transfers from the Fixed Account Options for up to 6 months or shorter period if required by law. If we delay payment or transfer for 30 days or more, we will pay interest as required by law. Any interest would be payable from the date we receive the withdrawal request to the date we make the payment or transfer.

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SYSTEMATIC WITHDRAWAL PROGRAM
You may choose to receive systematic withdrawal payments on a monthly basis at any time prior to the Payout Start Date. The minimum amount of each systematic withdrawal is $100. We will deposit systematic withdrawal payments into the Contract owner’s bank account or Morgan Stanley Active Assets™ – Account. Please consult with your Morgan Stanley Financial Advisor for details.
Depending on fluctuations in the value of the Variable Sub-Accounts and the value of the Fixed Account Options, systematic withdrawals may reduce or even exhaust the Contract Value. Please consult your tax advisor before taking any withdrawal.
We may modify or suspend the Systematic Withdrawal Program and charge a processing fee for the service. If we modify or suspend the Systematic Withdrawal Program, existing systematic withdrawal payments will not be affected.
MINIMUM CONTRACT VALUE
If the amount you withdraw reduces your Contract Value to less than $500, we may treat it as a request to withdraw your entire Contract Value. Your Contract will terminate if you withdraw all of your Contract Value. We will, however, ask you to confirm your withdrawal request before terminating your Contract. Before terminating any Contract whose value has been reduced by withdrawals to less than $500, we would inform you in writing of our intention to terminate your Contract and give you at least 30 days in which to make an additional purchase payment to restore your Contract’s value to the contractual minimum of $500. If we terminate your Contract, we will distribute to you its Contract Value less withdrawal and other charges and applicable taxes.
Income Payments

PAYOUT START DATE
The Payout Start Date is the day that money is applied to an Income Plan. The Payout Start Date must be:

1.	at least 30 days after the Issue Date;

2.	no later than the first day of the calendar month after the Annuitant’s 99th birthday, or the 10th Contract Anniversary, if later.
You may change the Payout Start Date at any time by notifying us in writing of the change at least 30 days before the scheduled Payout Start Date. Absent a change, we will use the Payout Start Date stated in your Contract.
INCOME PLANS
An “Income Plan” is a series of scheduled payments to you or someone you designate. You may choose and change your choice of Income Plan until 30 days before the Payout Start Date. If you do not select an Income Plan, we will make income payments in accordance with Income Plan 1. After the Payout Start Date, you may not make withdrawals (except as described below) or change your choice of Income Plan.
A portion of each payment will be considered taxable and the remaining portion will be a non-taxable return of your investment in the Contract, which is also called the basis. Once the investment in the Contract is depleted, all remaining payments will be fully taxable. If the Contract is tax-qualified, generally, all payments will be fully taxable. Taxable payments taken prior to age 59 1/2, may be subject to an additional 10% federal tax penalty.
Three Income Plans are available under the Contract. Each is available to provide:

1.	fixed amount income payments;

2.	variable income payments; or

3.	a combination of the two.
The three Income Plans are:
Income Plan 1 – Life Income with Payments Guaranteed for 10 Years.    Under this plan, we make periodic income payments for at least as long as the Annuitant lives. If the Annuitant dies before we have made all of the guaranteed income payments, we will continue to pay the remainder of the guaranteed income payments as required by the Contract.
Income Plan 2 – Joint and Survivor Life Income.     Under this plan, we make periodic income payments for as long as either the Annuitant or the joint Annuitant is alive. No income payments will be made after the death of both the Annuitant and the joint Annuitant.
Income Plan 3 – Guaranteed Payments for a Specified Period.    Under this plan, we make periodic income payments for the period you have chosen. These payments do not depend on the Annuitant’s life. A withdrawal charge may apply if the specified period is less than 10 years. We will deduct the mortality and expense risk charge from the assets of the Variable Account supporting this Income Plan even though we may not bear any mortality risk.

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The length of any guaranteed payment period under your selected Income Plan generally will affect the dollar amounts of each income payment. As a general rule, longer guarantee periods result in lower income payments, all other things being equal. For example, if you choose an Income Plan with payments that depend on the life of the Annuitant but with no minimum specified period for guaranteed payments, the income payments generally will be greater than the income payments made under the same Income Plan with a minimum specified period for guaranteed payments.
We may make other Income Plans available including ones that you and we agree upon. You may obtain information about them by writing or calling us.
If you choose Income Plan 1 or 2, or, if available, another Income Plan with payments that continue for the life of the Annuitant or joint Annuitant, we may require proof of age and sex of the Annuitant or joint Annuitant before starting income payments, and proof that the Annuitant or joint Annuitant is still alive before we make each payment.
Please note that under these Income Plans, if you elect to take no minimum guaranteed payments, it is possible that the payee could receive only 1 income payment if the Annuitant and any joint Annuitant both die before the second income payment, or only 2 income payments if they die before the third income payment, and so on.
Generally, you may not make withdrawals after the Payout Start Date. One exception to this rule applies if you are receiving variable income payments that do not depend on the life of the Annuitant (such as under Income Plan 3). In that case you may terminate all or part of the Variable Account portion of the income payments at any time and receive a lump sum equal to the present value of the remaining variable payments associated with the amount withdrawn. To determine the present value of any remaining variable income payments being withdrawn, we use a discount rate equal to the assumed annual investment rate that we use to compute such variable income payments. The minimum amount you may withdraw under this feature is $1,000. A withdrawal charge may apply.
You may apply your Contract Value to an Income Plan. If you elected the Performance Income Benefit Option, the Income Benefit Combination Option 2, or the Income and Death Benefit Combination Option 2, you may be able to apply an amount greater than your Contract Value to an Income Plan. You must apply at least the Contract Value in the Fixed Account Options on the Payout Start Date to fixed income payments. If you wish to apply any portion of your Fixed Account Option balance to provide variable income payments, you should plan ahead and transfer that amount to the Variable Sub-Accounts prior to the Payout Start Date. If you do not tell us how to allocate your Contract Value among fixed and variable income payments, we will apply your Contract Value in the Variable Account to variable income payments and your Contract Value in the Fixed Account Options to fixed income payments. We deduct applicable premium taxes from the Contract Value at the Payout Start Date.
We will apply your Contract Value, less applicable taxes, to your Income Plan on the Payout Start Date. If the amount available to apply under an Income Plan is less than $2,000, or not enough to provide an initial payment of at least $20, and state law permits, we may:

•	terminate the Contract and pay you the Contract Value, less any applicable taxes, in a lump sum instead of the periodic payments you have chosen, or

•	we may reduce the frequency of your payments so that each payment will be at least $20.
VARIABLE INCOME PAYMENTS
The amount of your variable income payments depends upon the investment results of the Variable Sub-Accounts you select, the premium taxes you pay, the age and sex of the Annuitant, and the Income Plan you choose. We guarantee that the payments will not be affected by (a) actual mortality experience and (b) the amount of our administration expenses.
We cannot predict the total amount of your variable income payments. Your variable income payments may be more or less than your total purchase payments because (a) variable income payments vary with the investment results of the underlying Portfolios, and (b) the Annuitant could live longer or shorter than we expect based on the tables we use. In calculating the amount of the periodic payments in the annuity tables in the Contract, we assumed an annual investment rate of 3%. If the actual net investment return of the Variable Sub-Accounts you choose is less than this assumed investment rate, then the dollar amount of your variable income payments will decrease. The dollar amount of your variable income payments will increase, however, if the actual net investment return exceeds the assumed investment rate. The dollar amount of the variable income payments stays level if the net investment return equals the assumed investment rate. Please refer to the Statement of Additional Information for more detailed information as to how we determine variable income payments.
FIXED INCOME PAYMENTS
We guarantee income payment amounts derived from any Fixed Account Option for the duration of the Income Plan. We calculate the fixed income payments by:

1.	deducting any applicable premium tax; and

2.	applying the resulting amount to the greater of (a) the appropriate value from the income payment table in your Contract or (b) such other value as we are offering at that time.

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We may defer making fixed income payments for a period of up to 6 months or such shorter time state law may require. If we defer payments for 30 days or more, we will pay interest as required by law from the date we receive the withdrawal request to the date we make payment.
INCOME BENEFIT OPTIONS
Please keep in mind, once you have selected an optional Income or Death Benefit (each an “Option”), your ability to select a different Option may be limited. Please consult with your financial advisor concerning any such limitations before selecting any option. Please consult with your financial advisor concerning the effect of selecting a different option before doing so.
We may discontinue offering these options at any time.
PERFORMANCE INCOME BENEFIT
The Performance Income Benefit can no longer be added. On the date we issued the rider for this benefit (“Rider Date”), the Performance Income Benefit is equal to the Contract Value. On each Contract Anniversary, we will recalculate your Performance Income Benefit to equal the greater of your Contract Value on that date or the most recently calculated Performance Income Benefit. We will also recalculate your Performance Income Benefit whenever you make an additional purchase payment or a partial withdrawal. Additional purchase payments will increase the Performance Income Benefit dollar-for-dollar. Withdrawals will reduce the Performance Income Benefit by an amount equal to: (i) the Performance Income Benefit just before the withdrawal, multiplied by (ii) the ratio of the withdrawal amount to the Contract Value just before the withdrawal.
In the absence of any withdrawals or purchase payments, the Performance Income Benefit will be the greatest of the Contract Value on the Rider Date and all Contract Anniversary Contract Values on or prior to the Payout Start Date. We will recalculate the Performance Income Benefit as described above until the oldest Contract owner or Annuitant (if the Contract owner is not a living person) attains age 85. After age 85, we will only recalculate the Performance Income Benefit to reflect additional purchase payments and withdrawals.
If you select the Performance Income Benefit Option, the highest age of any Owner and Annuitant as of the date we receive the completed application, cannot exceed age 75.
To exercise your Performance Income Benefit, you must apply it to an Income Plan. The Payout Start Date you select must begin on or after your tenth Contract Anniversary, after electing the benefit, and within 30 days after a Contract Anniversary. In addition, you must apply your Performance Income Benefit to an Income Plan that provides guaranteed payments for either a single or joint life for at least:

1.	10 years, if the youngest Annuitant’s age is 80 or less on the date you apply the Benefit, or

2.	5 years, if the youngest Annuitant’s age is greater than 80 on the date you apply the Benefit.
If your current Contract Value is higher than the Performance Income Benefit, you can apply the Contract Value to any Income Plan.
Income Benefit Combination Option 2.    The Income Benefit Combination Option 2 can no longer be added to your Contract. The following describes the option for Contract owners who have previously elected this Option.
If you selected the Income Benefit Combination Option 2, this Option guarantees that the amount you apply to an Income Plan will not be less than the income base (“Income Base”) (which is the greater of Income Base A or Income Base B), described below. We sometimes refer to this as the “Best of the Best Income Benefit”.
Eligibility.    If you select the Income Benefit Combination Option 2, the highest age of any Contract owner and Annuitant on the date we receive the completed application or the written request to add the Rider, whichever is later, cannot exceed age 75. To qualify for this benefit, you must meet the following conditions as of the Payout Start Date:

•	You must elect a Payout Start Date that is on or after the 10th anniversary of the date we issued the rider for this Option (the “Rider Date”);

•	The Payout Start Date must occur during the 30-day period following a Contract Anniversary;

•
You must apply the Income Base to fixed income payments or variable income payments as we may permit from time to time. Currently, you may apply the Income Base only to provide fixed income payments, which will be calculated using the appropriate Guaranteed Income Payment Table provided in your Contract; and

•	The Income Plan you have selected must provide for payments guaranteed for either a single life or joint lives with a specified period of at least:

1.	10 years, if the youngest Annuitant’s age is 80 or less on the date the amount is applied; or

2.	5 years, if the youngest Annuitant’s age is greater than 80 on the date the amount is applied.

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If your current Contract Value is higher than the value calculated under Income Benefit Combination Option 2, you can apply the Contract Value to any Income Plan.
INCOME BASE
The Income Base is the greater of Income Base A or Income Base B.
The Income Base is used solely for the purpose of calculating the guaranteed income benefit under this Option (“guaranteed income benefit”) and does not provide a Contract Value or guarantee performance of any investment option.
Income Base A.    On the Rider Date, Income Base A is equal to the Contract Value. After the Rider Date, we recalculate Income Base A as follows on the Contract Anniversary and when a purchase payment or withdrawal is made.

•	For purchase payments, Income Base A is equal to the most recently calculated Income Base A plus the purchase payment.

•	For withdrawals, Income Base A is equal to the most recently calculated Income Base A reduced by a withdrawal adjustment (described below).

•	On each Contract Anniversary, Income Base A is equal to the greater of the Contract Value or the most recently calculated Income Base A.
In the absence of any withdrawals or purchase payments, Income Base A will be the greatest of the Contract Value on the Rider Date and all Contract Anniversary Contract Values between the Rider Date and the Payout Start Date.
We will recalculate Income Base A as described above until the first Contract Anniversary after the 85th birthday of the oldest Contract owner (or Annuitant if the Contract owner is not a living person). After age 85, we will only recalculate Income Base A to reflect additional purchase payments and withdrawals.
Income Base B.    On the Rider Date, Income Base B is equal to the Contract Value After the Rider Date, Income Base B plus any subsequent purchase payments and less a withdrawal adjustment (described below) for any subsequent withdrawals will accumulate daily at a rate equivalent to 5% per year until the first Contract Anniversary after the 85th birthday of the oldest Contract owner (or Annuitant if the Contract owner is not a living person).
Withdrawal Adjustment.    The withdrawal adjustment is equal to (1) divided by (2), with the result multiplied by (3) where:
1)    = the withdrawal amount
2)    = the Contract Value immediately prior to the withdrawal, and
3)    = the most recently calculated Income Base.
Guaranteed Income Benefit.    The guaranteed income benefit amount is determined by applying the Income Base less any applicable taxes to the guaranteed rates for the Income Plan you elect. The Income Plan you elect must satisfy the conditions described above.
As described above, you may currently apply the Income Base only to receive period certain fixed income payments. If, however, you apply the Contract Value and not the Income Base to an Income Plan, then you may select fixed and/or variable income payments under any Income Plan we offer at that time. If you expect to apply your Contract Value to provide fixed and/or variable income payments, or you expect to apply your Contract Value to current annuity payment rates then in effect, electing the Income Benefit Combination Option 2 may not be appropriate.
CERTAIN EMPLOYEE BENEFIT PLANS
The Contracts offered by this prospectus contain income payment tables that provide for different payments to men and women of the same age, except in states that require unisex tables. We reserve the right to use income payment tables that do not distinguish on the basis of sex to the extent permitted by law. In certain employment- related situations, employers are required by law to use the same income payment tables for men and women. Accordingly, if the Contract is to be used in connection with an employment-related retirement or benefit plan and we do not offer unisex annuity tables in your state, you should consult with legal counsel as to whether the purchase of a Contract is appropriate.

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Death Benefits

We will pay a death benefit if, prior to the Payout Start Date:

1.	any Contract owner dies, or

2.	the Annuitant dies.
We will pay the death benefit to the new Contract owner who is determined immediately after the death. The new Contract owner would be a surviving Contract owner(s) or, if none, the Beneficiary(ies). In the case of the death of an Annuitant, we will pay the death benefit to the current Contract owner.
A request for payment of the death benefit must include “Due Proof of Death.” We will accept the following documentation as Due Proof of Death:

•	a certified copy of a death certificate,

•	a certified copy of a decree of a court of competent jurisdiction as to the finding of death, or

•	any other proof acceptable to us.
DEATH BENEFIT AMOUNT
Prior to the Payout Start Date, if we receive a complete request for payment of the death benefit within 180 days of the date of death, the death benefit is equal to the greatest of:

1.	the Contract Value as of the date we determine the death benefit, or

2.	the sum of all purchase payments made less any amounts deducted in connection with partial withdrawals (including any applicable withdrawal charges or premium taxes), or

3.
the Contract Value on the most recent Death Benefit Anniversary prior to the date we determine the death benefit, plus any purchase payments and less any amounts deducted in connection with any partial withdrawals since that Death Benefit Anniversary. If we do not receive a complete request for payment of the death benefit within 180 days of the date of death, the death benefit is equal to the Contract Value as of the date we determine the death benefit. We reserve the right to extend the 180-day period on a non-discriminatory basis.

A “Death Benefit Anniversary” is every 6th Contract Anniversary beginning with the 6th Contract Anniversary. For example, the 6th, 12th and 18th Contract Anniversaries are the first three Death Benefit Anniversaries.
We will determine the value of the death benefit as of the end of the Valuation Date on which we receive a complete request for payment of the death benefit. If we receive a request after 3 p.m. Central Time on a Valuation Date, we will process the request as of the end of the following Valuation Date.
Where there are multiple beneficiaries, we will value the death benefit at the time the first beneficiary submits a complete request for payment of the death benefit. Any death benefit amounts attributable to any beneficiary which remain in the Variable Sub-Accounts are subject to investment risk.
DEATH BENEFIT OPTIONS
Please keep in mind, once you have selected an optional income or death benefit (each an “option”), your ability to select a different option may be limited. Please consult with your financial advisor concerning any such limitations before selecting any option. Please consult with your financial advisor concerning the effect of selecting a different option before doing so.
We may discontinue offering these options at any time.
The Enhanced Death Benefit and the Performance Benefit Combination Options are no longer offered as a rider to the Contract, but apply to Contract owners who have previously elected these Options.
The Performance Death Benefit, the Death Benefit Combination, the Income and Death Benefit Combination Option 2 (in the state of Washington, Income and Performance Death Benefit Option) and the Enhanced Earnings Death Benefit are optional benefits that you may elect. If the Contract owner is a living person, these Options apply only on the death of the Contract owner. If the Contract owner is not a living person, these Options apply only on the death of the Annuitant.
For Contracts with a death benefit option, the death benefit will be the greater of (1) through (3) above, or (4) the death benefit option you selected. For Contracts with the Enhanced Earnings Death Benefit Option, the death benefit will be increased as described in the “Enhanced Earning Death Benefit Option” subsection below. The death benefit options may not be available in all states.
Enhanced Death Benefit Option.    We are no longer offering the Enhanced Death Benefit option as a rider to the Contract in most states. The following describes the Option for Contract owners who have previously elected this Option or who may elect this Option

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in certain states. On the date we issue the rider for this option (“Rider Date”) is equal to the Contract Value. On the first Contract anniversary after the Rider Date, the Enhanced Death Benefit is equal to the Contract Value on the Rider Date plus interest at an annual rate of 5% per year for the portion of a year since the Rider Date. On each subsequent Contract Anniversary, but not beyond the Contract Anniversary preceding the oldest Contract owners’ 75th birthdays, we will recalculate the Enhanced Death Benefit as follows: First, we multiply the Enhanced Death Benefit as of the prior Contract Anniversary by 1.05. This results in an increase of 5% annually. Further, for all ages, we will adjust the Enhanced Death Benefit on each Contract Anniversary, or upon receipt of a death claim, as follows:

•
For cash withdrawals, we will reduce the Enhanced Death Benefit by the following withdrawal adjustment. The withdrawal adjustment is equal to (i) divided by (ii), with the result multiplied by (iii), where:

(i) = the withdrawal amount
(ii) = the Contract Value just before the withdrawal
(iii) = the most recently calculated Enhanced Death Benefit

•	We will increase the Enhanced Death Benefit by any additional purchase payments since the prior Contract Anniversary.
If you select the Enhanced Death Benefit Option, the highest age of any owner and Annuitant as of the date we receive the completed application, or the date we receive the written request to add the rider, whichever is later, cannot exceed age 70.
Performance Death Benefit Option.    The Performance Death Benefit on the date we issue the rider for this option (“Rider Date”) is equal to the Contract Value. On each Contract Anniversary, we will recalculate your Performance Death Benefit to equal the greater of your Contract Value on that date, or the most recently calculated Performance Death Benefit.
We also will recalculate your Performance Death Benefit whenever you make an additional purchase payment or a partial withdrawal. Additional purchase payments will increase the Performance Death Benefit dollar-for-dollar. Withdrawals will reduce the Performance Death Benefit by an amount equal to: (i) the Performance Death Benefit immediately before the withdrawal, multiplied by (ii) the ratio of the withdrawal amount to the Contract Value just before the withdrawal.
In the absence of any withdrawals or purchase payments, the Performance Death Benefit will be the greatest of the Contract Value on the Rider Date and all Contract Anniversary Contract Values on or before the date we calculate the death benefit.
We will recalculate the Performance Death Benefit as described above until the oldest Contract owner (the Annuitant, if the owner is not a living person), attains age 85. After age 85, we will recalculate the Performance Death Benefit only to reflect additional purchase payments and withdrawals. If you select the Performance Death Benefit Option, the highest age of any owner and Annuitant as of the date we receive the completed application, or the date we receive the written request to add the rider, whichever is later, cannot exceed age 80.
Death Benefit Combination Option.    If you select the Death Benefit Combination Option, the death benefit payable will be the greater of the death benefits provided by the Enhanced Death Benefit or the Performance Death Benefit (both calculated until the oldest Contract owner, or Annuitant if the Contract owner is a non-living person, attains age 85). After age 85, the death benefit payable will be adjusted to reflect purchase payments and withdrawals to the extent described under “Enhanced Death Benefit Option” and “Performance Death Benefit Option” above.
We sometimes refer to the Death Benefit Combination Option as the “Best of the Best” death benefit option. If you select the Death Benefit Combination Option, the highest age of any owner and Annuitant as of the date we receive the completed application, or the date we receive the written request to add the rider, whichever is later, cannot exceed age 80.
Performance Benefit Combination Option.    We are no longer offering the Performance Combination Option as a rider to the Contract. The following describes the Option for Contract owners who have previously elected this Option. This Option combines the Performance Death Benefit with the Performance Income Benefit. If you select the Performance Benefit Combination Option, the maximum age of any owner and Annuitant as of the date we receive the completed application, or the date we receive the written request to add the rider, whichever is later, cannot exceed age 75.
Income and Death Benefit Combination Option 2. The Income and Death Benefit Combination Option 2 can no longer be added to your Contract. The following describes the option for Contract owners who have previously elected this option.
The Income and Death Benefit Combination Option 2, combines the features of the Income Benefit Combination (described in the “Income Payments” section of this prospectus) with the features of the Death Benefit Combination (described above) both calculated until the first Contract Anniversary after the 85th birthday of the oldest Contract Owner, or Annuitant, if the Contract Owner is a non-living person, for purchase payments, withdrawals, and Contract Anniversaries. After which, both are calculated for purchase payments and withdrawal only.
In calculating the benefits payable for all ages, the withdrawal adjustment is equal to: (i) the Death Benefit A, Death Benefit B, or Income Base, as applicable immediately before the withdrawal, multiplied by (ii) the ratio of the withdrawal amount to the Contract Value just before the withdrawal.

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If you select the Income and Death Benefit Combination Option 2, the highest age of any Contract Owner and Annuitant as of the date we receive the completed application, or the date we receive the request to add the rider, whichever is later, cannot exceed age 75.
In the state of Washington only, we offered the Income and Performance Death Benefit Combination Option which combines the features of the Income Benefit Combination Option 2 with the features of the Performance Death Benefit Option. This option can no longer be added to your Contract. The mortality and expense risk charge for the Income and Performance Death Benefit Combination Option is an additional 0.43%.
Enhanced Earnings Death Benefit Option.    You may elect the Enhanced Earnings Death Benefit Option alone or together with any other death and/or income benefit option offered under the Contract. Under the Enhanced Earnings Death Benefit Option, if the oldest Contract owner (or the Annuitant if the Contract owner is a non- living person) is age 69 or younger on the date we issue the rider for this option (“Rider Date”), the death benefit is increased by:

•	40% of the lesser of the In-Force Premium or Death Benefit Earnings.
If the oldest Contract owner (or the Annuitant if the Contract owner is a non-living person) is between the ages of 70 and 79 on the Rider Date, the death benefit is increased by:

•	25% of the lesser of the In-Force Premium or Death Benefit Earnings.
For the purpose of calculating the Enhanced Earnings Death Benefit, the following definitions apply:
In-Force Premium equals the Contract Value on the Rider Date plus all purchase payments after the Rider Date less the sum of all Excess-of-Earnings Withdrawals after the Rider Date. If the Rider Date is the same as the Issue Date, then the Contract Value on the Rider Date is equal to your initial purchase payment.
Death Benefit Earnings equal the Contract Value minus the In-Force Premium. The Death Benefit Earnings amount will never be less than zero.
An Excess-of-Earnings Withdrawal is the amount of a withdrawal which is in excess of the Death Benefit Earnings in the Contract immediately prior to the withdrawal.
We will calculate the Enhanced Earnings Death Benefit Option as of the date we receive Due Proof of Death. We will pay the Enhanced Earnings Death Benefit with the death benefit as described under “Death Benefit Payments” below.
The value of the Enhanced Earnings Death Benefit depends largely on the amount of earnings that accumulate under your Contract. If you expect to withdraw the earnings from your Contract Value, electing the Enhanced Earnings Death Benefit Option may not be appropriate. For purposes of calculating the Enhanced Earnings Death Benefit, earnings are considered to be withdrawn first before purchase payments. Your Financial Advisor can help you decide if the Enhanced Earnings Death Benefit Option is right for you.
For examples of how the death benefit is calculated under the Enhanced Earnings Death Benefit Option, see Appendix B.
None of the death benefits under the Enhanced Death Benefit, the Performance Death Benefit, the Performance Benefit Combination, the Death Benefit Combination, the Income and Death Benefit Combination Option 2, and/or the Enhanced Earnings Death Benefit will ever be greater than the maximum death benefit allowed by any nonforfeiture laws which govern the Contract.
DEATH BENEFIT PAYMENTS
If the sole New Owner is your spouse, the New Owner may:

1.	elect to receive the death benefit in a lump sum, or

2.	elect to apply the death benefit to an Income Plan. Payments from the Income Plan must begin within one year of the date of death and must be payable throughout:

•	the life of the New Owner;

•	for a guaranteed number of payments from 5 to 50 years, but not to exceed the life expectancy of the New Owner; or

•	over the life of the New Owner with a guaranteed number of payments from 5 to 30 years but not to exceed the life expectancy of the New Owner.
Note that if you elected to receive required minimum distributions under a Minimum Distribution Option, the program will be discontinued upon receipt of notification of death. The final required minimum distribution must be distributed prior to establishing a beneficiary payment option for the balance of the Contract.
If your spouse does not elect one of the options above, the Contract will continue in the Accumulation Phase as if the death had not occurred. If the Contract is continued in the Accumulation Phase, the following restrictions apply:
On the date the Contract is continued, the Contract Value will equal the amount of the death benefit as determined as of the Valuation Date on which we received the complete request for settlement of the death benefit (the next Valuation Date, if we receive the

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complete request for settlement of the death benefit after 3:00 p.m. Central Time). Unless otherwise instructed by the continuing spouse, the excess, if any, of the death benefit over the Contract Value will be allocated to the Sub-Accounts of the Variable Account. This excess will be allocated in proportion to your Contract Value in those Sub-Accounts as of the end of the Valuation Date that we receive the complete request for settlement of the death benefit except that any portion of this excess attributable to the Fixed Account Options will be allocated to the Money Market Variable Sub-Account. Within 30 days of the date the Contract is continued, your surviving spouse may choose one of the following transfer alternatives without incurring a transfer fee:

(i)	transfer all or a portion of the excess among the Variable Sub-Accounts;

(ii)	transfer all or a portion of the excess into the Basic Dollar Cost Averaging Option; or

(iii)	transfer all or a portion of the excess into a combination of Variable Sub-Accounts and the Basic Dollar Cost Averaging Option.
Any such transfer does not count as one of the free transfers allowed each Contract Year and is subject to any minimum allocation amount specified in your Contract.
If you elected the Enhanced Earnings Death Benefit Option, and your spouse continues the Contract as described above, the Enhanced Earnings Death Benefit Plus Option and the daily charge for this Option will terminate if your spouse is over age 75 on the date the Contract is continued, or if your spouse elects to terminate the Option.
If the Enhanced Earnings Death Benefit Option is not terminated, on the date the Contract is continued, the Rider Date for this Option will be reset to the date the Contract is continued (“new Rider Date”). The age of the oldest Contract owner on the new Rider Date will be used to determine Enhanced Earnings Death Benefit after the new Rider Date. Also, the age of the oldest Contract owner on the new Rider Date will be used to determine the mortality and expense risk charge for the Option after the new Rider Date.
If the Contract is continued in the Accumulation Phase, the surviving spouse may make a single withdrawal of any amount within one year of the date of death without incurring a withdrawal charge.
Only one spousal continuation is allowed under this Contract.
If the New Owner is not your spouse but is a living person, or if there are multiple living-person new Owners, the New Owner may:

1.	elect to receive the death benefit in a lump sum, or

2.	elect to apply the death benefit to an Income Plan. Payments from the Income Plan must begin within one year of the date of death and must be payable throughout:

•	the life of the New Owner;

•	for a guaranteed number of payments from 5 to 50 years, but not to exceed the life expectancy of the New Owner; or

•	over the life of the New Owner with a guaranteed number of payments from 5 to 30 years but not to exceed the life expectancy of the New Owner.
If the New Owner does not elect one of the options above, then the New Owner must receive the Contract Value payable within 5 years of your date of death. The Contract Value will equal the amount of the death benefit as determined as of the Valuation Date on which we received the complete request for settlement of the death benefit (the next Valuation Date, if we receive the complete request for settlement of the death benefit after 3:00 p.m. Central Time).
Unless otherwise instructed by the New Owner, the excess, if any, of the death benefit over the Contract Value will be allocated to the Money Market Variable Sub-Account. The New Owner may exercise all rights as set forth in the Transfers section during this 5-year period.
No additional purchase payments may be added to the Contract under this election. Withdrawal charges will be waived for any withdrawals made during this 5-year period.
If the New Owner dies prior to the receiving all of the Contract Value, then the New Owner’s named Beneficiary(ies) will receive the remaining Contract Value. This amount must be received as a lump sum within 5 years of the date of the original Owner’s death.
We reserve the right to offer additional options upon the death of Owner.
If the New Owner is a corporation, trust, or other non- living person:

(a)	The New Owner may elect to receive the death benefit in a lump sum; or

(b)
If the New Owner does not elect the option above, then the New Owner must receive the Contract Value payable within 5 years of your date of death. The Contract Value will equal the amount of the death benefit as determined as of the end of the Valuation Date on which we receive the complete request for settlement of the death benefit (the next Valuation Date, if we receive the request after 3:00 p.m. Central Time). Unless otherwise instructed by the New Owner, the excess, if any, of the death benefit over the Contract Value will be allocated to the Money Market Variable Sub-Account. The New Owner may exercise all rights as set

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forth in the Transfers provision during this 5-year period. No additional purchase payments may be added to the Contract under this election.
Under any of these options, all ownership rights are available to the Contract owner from the date of the Annuitant’s death to the date on which the death benefit is paid.
We reserve the right to offer additional options upon the death of Owner.
If any New Owner is a non-living person, all New Owners will be considered to be non-living persons for the above purposes.
Under any of these options, all ownership rights, subject to any restrictions previously placed upon the Beneficiary, are available to the New Owner from the date of your death to the date on which the death proceeds are paid. If we do not receive instructions on where to send the payment within 5 years of the date of death, the funds will be escheated.
DEATH OF ANNUITANT
If the Annuitant who is not also the Contract owner dies prior to the Payout Start Date and the Contract owner is a living person, the following apply:

1.	The Contract owner may elect to receive the death benefit in a lump sum; or

2.
The Contract owner may elect to apply the death benefit to an Income Plan which must begin within one year of the date of death and must be for a guaranteed number of payments for a period from 5 to 30 years but not to exceed the life expectancy of the owner; or

3.
If the Contract owner does not elect either of the above options within 180 days of the date of the Annuitant’s death, then the Contract will continue as if death had not occurred. If this option is elected, the new Annuitant will be the youngest owner, unless the owner names a different Annuitant.

If the Annuitant who is not also the Contract owner dies prior to the Payout Start Date and the Contract owner is a non-living person, the following apply:

1.	The Contract owner may elect to receive the death benefit in a lump sum; or

2.	If the Contract owner does not elect the above option, then the Owner must receive the Contract Value payable within 5 years of the Annuitant’s date of death.
On the date we receive the complete request for settlement of the death benefit, the Contract Value under this option will be the death benefit. Unless otherwise instructed by the Contract owner, the excess, if any, of the death benefit over the Contract Value will be allocated to the Fidelity ® VIP Government Money Market Portfolio – Initial Class. The Contract owner may then exercise all rights as set forth in the Transfers section during this 5-year period.
No additional purchase payments may be added to the Contract under this election. Withdrawal charges will be waived during this 5 period.
Under any of these options, all ownership rights are available to the Contract owner from the date of the Annuitant’s death to the date on which the death benefit is paid. We reserve the right to offer additional options upon the Death of Annuitant.
The Contract owner has 60 days from the date the company receives Due Proof of Death to select an Income Plan without incurring a tax on the entire gain in the Contract. If the Contract owner elects to continue the Contract, they will be taxed on the entire gain in the Contract computed on the date of continuance. We are required to report such gain to the IRS as income to the Contract owner. An additional 10% federal tax penalty may apply if the Contract owner is under age 59 1/2 . Any amount included in the Contract owner’s gross income as a result of a Contract continuance will increase the investment in the Contract for future distributions.
Longevity Reward Rider

We are no longer offering the Longevity Reward Rider as a rider to the contract. The following describes the Longevity Reward Rider for owners who have previously elected to add the rider.
Eligibility.     The Longevity Reward Rider (Long Term Retention Rider in some states) may have been added during the Accumulation Phase if on the date of application for the Rider:

•	the Contract owner’s initial purchase payment is no longer subject to a withdrawal charge; and

•
the Contract owner’s additional purchase payments, if any, would be subject to total withdrawal charges (assuming a current surrender of the Contract) equal to an amount no greater than 0.25% of the current Contract Value.

Mortality and Expense Risk Charge.    If you elected the Rider then, commencing on the Rider Date, we will reduce the maximum mortality and expense risk charge (“M&E charge”) by 0.07%. That means your M&E charge will never be greater than 1.18% (1.31%

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if you select the Enhanced Death Benefit Option, the Performance Death Benefit Option, or the Performance Income Benefit Option, 1.42% if you select the Performance Benefit Combination Option, or the Death Benefit Combination Rider, 1.48% if you select the Income Benefit Combination Option 2, 1.68% if you select the Income and Death Benefit Combination Option 2. If you elect the Enhanced Earnings Death Benefit Option, an additional 0.20% mortality and expense risk charge will apply. The 0.10% administrative expense charge remains unchanged under this Rider.
Contract Maintenance Charge.    If you elected the Rider, we will waive the contract maintenance charge for the life of the Contract, provided your total Contract Value is $40,000 or more on or after the Rider Date.
Contract Continuation By a Surviving Spouse.    If the surviving spouse continues the Contract as described under the “Death Benefit Payments” subsection in the Death Benefits section of this prospectus, the following provision applies:
On the date the Contract is continued, the Contract Value will equal the amount of the death benefit as determined as of the Valuation Date on which we received Due Proof of Death (the next Valuation Date, if we receive Due Proof of Death after 3 p.m. Central Time). Unless otherwise instructed by the continuing spouse, the excess, if any, of the death benefit amount over the Contract Value will be allocated to the Variable Sub-Accounts. This excess will be allocated in proportion to your Contract Value in the investment alternatives on the Valuation Date that we receive Due Proof of Death, except that any portion of this excess attributable to the Fixed Account Options will be allocated to the Money Market Variable Sub-Account.
Within 30 days of the date the Contract is continued, your surviving spouse may choose one of the following transfer alternatives without incurring a transfer fee.

•	Transfer all or a portion of the excess among the Variable Sub-Accounts;

•	Transfer all or a portion of the excess into the Standard Fixed Account; or

•	Transfer all or a portion of the excess into a combination of Variable Sub-Accounts and the Standard Fixed Account.
Any such transfer does not count towards the 12 transfers you can make each Contract Year without paying a transfer fee but is subject to any minimum allocation amount specified in your Contract. All ownership rights under the Contract will then be available to your spouse as the new Contract owner.
New Withdrawal Charge.    If you elected the Rider, we will apply the new withdrawal charge schedule set forth below. That means that we may assess a withdrawal charge of up to 3% of the amount of purchase payments you withdraw after the Rider Date. The withdrawal charge applies to purchase payments made both before the Rider Date (“existing payments”), as well as payments made on or after the Rider Date (“new purchase payments”). The withdrawal charge declines to 0% according to the following schedule:

Existing Purchase Payments	New Purchase Payments
Number of Complete Years Since Rider Date	Number of Complete Years Since We Received the New Purchase Payment Being Withdrawn	Withdrawal Charge (as a Percentage of New or Existing Purchase Payments Withdrawn)
0	0	3%
1	1	2%
2	2	1%
3+	3 +	0%
Once all purchase payments have been withdrawn, additional withdrawals will not be assessed a withdrawal charge. The maximum aggregate early withdrawal charge on existing and new purchase payments withdrawn after the Rider Date is 3% of your purchase payments.
Free Withdrawal Amount.    If you elected the Rider, each Contract Year, you will continue to have the option to make withdrawals of up to 15% of your purchase payments without paying a withdrawal charge. However, under the Rider, the Free Withdrawal Amount is 15% of the amount of purchase payments as of the Rider Date or the most recent Contract Anniversary, whichever is later. As with all withdrawals, we will treat withdrawals as coming from the oldest purchase payments first. Unused portions of the Free Withdrawal Amount do not carry forward to future Contract Years.

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More Information

ALLSTATE LIFE
Allstate Life is the issuer of the Contract. Allstate Life was organized in 1957 as a stock life insurance company under the laws of the state of Illinois. Prior to January 1, 2003, Northbrook Life Insurance Company (“Northbrook”) issued the Contract. Effective January 1, 2003, Northbrook merged with Allstate Life (“Merger”). On the date of the Merger, Allstate acquired from Northbrook all of the Northbrook’s assets and became directly liable for Northbrook’s liabilities and obligations with respect to all contracts issued by Northbrook.
Allstate Life is a wholly owned subsidiary of Allstate Insurance Company, a stock property-liability insurance company organized under the laws of the State of Illinois. All of the capital stock issued and outstanding of Allstate Insurance Company is owned by Allstate Insurance Holdings, LLC, which is wholly owned by The Allstate Corporation.
Allstate Life is licensed to operate in the District of Columbia, Puerto Rico, and all jurisdictions except the state of New York. We intend to offer the Contract in those jurisdictions in which we are licensed. Our home office is located at 3075 Sanders Road, Northbrook, Illinois 60062.
Effective June 1, 2006, Allstate Life entered into an agreement (“the Agreement”) with Prudential Financial, Inc. and its subsidiary, The Prudential Insurance Company of America (“PICA”) pursuant to which Allstate Life sold, through a combination of coinsurance and modified coinsurance reinsurance, substantially all of its variable annuity business. Pursuant to the Agreement Allstate Life and PICA also entered into an administrative services agreement which provides that PICA or an affiliate administer the Variable Account and the Contracts. The benefits and provisions of the Contracts have not been changed by these transactions and agreements. None of the transactions or agreements have changed the fact that we are primarily liable to you under your Contract.
THE VARIABLE ACCOUNT
Allstate Life established the Allstate Financial Advisors Separate Account I in 1999. The Contracts were previously issued through Northbrook Variable Annuity Account II. Effective January 1, 2003, Northbrook Variable Annuity Account and Northbrook Variable Annuity Account II combined with Allstate Financial Advisors Separate Account I. We have registered the Variable Account with the SEC as a unit investment trust. The SEC does not supervise the management of the Variable Account or Allstate Life.
We own the assets of the Variable Account. The Variable Account is a segregated asset account under Illinois insurance law. That means we account for the Variable Account’s income, gains, and losses separately from the results of our other operations. It also means that only the assets of the Variable Account that are in excess of the reserves and other Contract liabilities with respect to the Variable Account are subject to liabilities relating to our other operations. Our obligations arising under the Contracts are general corporate obligations of Allstate Life.
The Variable Account consists of multiple Variable Sub- Accounts, each of which are available under the Contract. We may add new Variable Sub-Accounts or eliminate one or more of them, if we believe marketing, tax, or investment conditions so warrant. We do not guarantee the investment performance of the Variable Account, its Sub-Accounts or the Portfolios. We may use the Variable Account to fund our other annuity contracts. We will account separately for each type of annuity contract funded by the Variable Account.
THE PORTFOLIOS
Dividends and Capital Gain Distributions.    We automatically reinvest all dividends and capital gains distributions from the Portfolios in shares of the distributing Portfolio at their net asset value.
Voting Privileges.    As a general matter, you do not have a direct right to vote the shares of the Portfolios held by the Variable Sub-Accounts to which you have allocated your Contract Value. Under current law, however, you are entitled to give us instructions on how to vote those shares on certain matters. Based on our present view of the law, we will vote the shares of the Portfolios that we hold directly or indirectly through the Variable Account in accordance with instructions that we receive from Contract owners entitled to give such instructions.
As a general rule, before the Payout Start Date, the Contract owner or anyone with a voting interest is the person entitled to give voting instructions. The number of shares that a person has a right to instruct will be determined by dividing the Contract Value allocated to the applicable Variable Sub-Account by the net asset value per share of the corresponding Portfolio as of the record date of the meeting. After the Payout Start Date the person receiving income payments has the voting interest. The payee’s number of votes will be determined by dividing the reserves for such Contract allocated to the applicable Variable Sub-Account by the net asset value per share of the corresponding Portfolio as of the record date of the meeting. The votes decrease as income payments are made and as the reserves for the Contract decrease.

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We will vote shares attributable to Contracts for which we have not received instructions, as well as shares attributable to us, in the same proportion as we vote shares for which we have received instructions, unless we determine that we may vote such shares in our own discretion. We will apply voting instructions to abstain on any item to be voted upon on a pro rata basis to reduce the votes eligible to be cast.
We reserve the right to vote Portfolio shares as we see fit without regard to voting instructions to the extent permitted by law. If we disregard voting instructions, we will include a summary of that action and our reasons for that action in the next semi-annual financial report we send to you.
Changes in Portfolios.    We reserve the right, subject to any applicable law, to make additions to, deletions from or substitutions for the Portfolio shares held by any Variable Sub-Account. If the shares of any of the Portfolios are no longer available for investment by the Variable Account or if, in our judgment, further investment in such shares is no longer desirable in view of the purposes of the Contract, we may eliminate that Portfolio and substitute shares of another eligible investment fund. Any substitution of securities will comply with the requirements of the Investment Company Act of 1940. We also may add new Variable Sub-Accounts that invest in additional mutual funds. We will notify you in advance of any change.
Conflicts of Interest.    Certain of the Portfolios sell their shares to separate accounts underlying both variable life insurance and variable annuity contracts. It is conceivable that in the future it may be unfavorable for variable life insurance separate accounts and variable annuity separate accounts to invest in the same Portfolio. The boards of directors or trustees of these Portfolios monitor for possible conflicts among separate accounts buying shares of the Portfolios. Conflicts could develop for a variety of reasons. For example, differences in treatment under tax and other laws or the failure by a separate account to comply with such laws could cause a conflict. To eliminate a conflict, a Portfolio’s board of directors or trustees may require a separate account to withdraw its participation in a Portfolio. A Portfolio’s net asset value could decrease if it had to sell investment securities to pay redemption proceeds to a separate account withdrawing because of a conflict.
THE CONTRACT
The Contracts are distributed exclusively by their principal underwriter, Morgan Stanley & Co. LLC (formerly, Morgan Stanley & Co. Incorporated) (“Morgan Stanley & Co.”). Morgan Stanley & Co., a wholly owned subsidiary of Morgan Stanley, located at 1585 Broadway, New York, New York 10036. Morgan Stanley & Co. is a member of the New York Stock Exchange and the Financial Industry Regulatory Authority. We will pay commissions to Morgan Stanley & Co. for selling the Contracts. We may pay to Morgan Stanley & Co. up to a maximum sales commission of 6.0% of purchase payments and a sales administration expense charge of up to 0.75%. In addition, we may pay ongoing annual compensation of up to 1.4% of Contract value. To compensate Morgan Stanley & Co. for the costs of distribution, insurance licensing, due diligence and other home office services, we pay Morgan Stanley & Co. an additional percentage of purchase payments not exceeding 0.80% and a percentage of Contract Value not exceeding 0.20%. Commissions and annual compensation, when combined, could exceed 8.5% of total premium payments. Individual representatives receive a portion of compensation paid to Morgan Stanley & Co. in accordance with Morgan Stanley & Co.’s practices.
We also make additional payments to Morgan Stanley & Co. for promotional marketing and educational expenses and to reimburse certain expenses of registered representatives relating to sales of Contracts. For more information on the exact compensation arrangement associated with this Contract, please consult your registered representative.
In addition, Morgan Stanley & Co. may pay annually to its representatives, from its profits, a persistency bonus that will take into account, among other things, the length of time purchase payments have been held under the Contract and Contract Value.
The Contracts are no longer sold to new customers, however, existing customers can continue to hold the Contracts and make additional purchase payments. The Contracts were sold exclusively by Morgan Stanley & Co. and its affiliates to its clients.
Morgan Stanley & Co. does not receive compensation for its role as principal underwriter.
Effective June 1, 2009, Morgan Stanley and Citigroup Inc. (“Citi”) established a new broker dealer, Morgan Stanley Smith Barney LLC (“MSSB”), as part of a joint venture that included the Global Wealth Management Group within Morgan Stanley & Co. In furtherance of this joint venture, effective June 1, 2009, Morgan Stanley Smith Barney LLC was added as an additional party to the General Agency/Selling Agreement related to sales of the Contracts through the Morgan Stanley channel of MSSB. Compensation amounts previously paid to Morgan Stanley & Co. are now paid to MSSB.
Administration.    We have primary responsibility for all administration of the Contracts and the Variable Account. We entered into an administrative services agreement with The Prudential Insurance Company of America (“PICA”) whereby, PICA or an affiliate provides administrative services to the Variable Account and the Contracts on our behalf. In addition, PICA entered into a master services agreement with se2, LLC, of 5801 SW 6th Avenue, Topeka, Kansas 66636, whereby se2, LLC provides certain business process outsourcing services with respect to the Contracts. se2, LLC may engage other service providers to provide certain administrative functions. These service providers may change over time, and as of December 31, 2016, consisted of the following: NTT DATA, Inc. (administrative services) located at 100 City Square, Boston, MA 02129; RR Donnelley Global Investment Markets, a division of RR Donnelley & Sons Company (compliance printing and mailing) located at 111 South Wacker Drive, Chicago, IL 60606; Jayhawk File Express, LLC (file storage and document destruction) located at 601 E. 5th Street, Topeka, KS 66601-2596; Co-

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Sentry.net, LLC (back-up printing and disaster recovery) located at 9394 West Dodge Rd, Suite 100, Omaha, NE 68114; Convey Compliance Systems, Inc. (withholding calculations and tax statement mailing) located at 3650 Annapolis Lane, Suite 190, Plymouth, MN 55447; Spangler Graphics, LLC (compliance mailings) located at 29305 44th Street, Kansas City, KS 66106; Veritas Document Solutions, LLC (compliance mailings) located at 913 Commerce Ct, Buffalo Grove, IL 60089; Records Center of Topeka, a division of Underground Vaults & Storage, Inc. (back-up tapes storage) located at 1540 NW Gage Blvd. #6, Topeka, KS 66618; Venio LLC, d/b/a Keane (lost shareholder search) located at PO Box 1508, Southeastern, PA 19399-1508; DST Systems, Inc. (FAN mail, positions, prices) located at 333 West 11 Street, 5th Floor, Kansas City, MO 64105.
In administering the Contracts, the following services are provided, among others:

•	maintenance of Contract Owner records;

•	Contract Owner services;

•	calculation of unit values;

•	maintenance of the Variable Account; and

•	preparation of Contract Owner reports.
We will send you Contract statements at least annually. We will also send you transaction confirmations. You should notify us promptly in writing of any address change. You should read your statements and confirmations carefully and verify their accuracy. You should contact us promptly if you have a question about a periodic statement or a confirmation. We will investigate all complaints and make any necessary adjustments retroactively, but you must notify us of a potential error within a reasonable time after the date of the questioned statement. If you wait too long, we will make the adjustment as of the date that we receive notice of the potential error.
Correspondence you send by regular mail to our service center should be sent to P.O. Box 75866 Topeka, KS66675-8566. Your correspondence will be picked up at this address and then delivered to our service center. Your correspondence is not considered received by us until it is received at our service center. Where this prospectus refers to the day when we receive a purchase payment request, election, notice, transfer or any other transaction request from you, we mean the day on which that item (or the last requirement needed for us to process that item) arrives in complete and proper form at our service center or via the appropriate telephone or fax number if the item is a type we accept by those means. There are two main exceptions: if the item arrives at our service center (1) on a day that is not a business day, or (2) after the close of a business day, then in each case, we are deemed to have received the item on the next business day.
We will also provide you with additional periodic and other reports, information and prospectuses as may be required by federal securities laws.
We provide information about cyber security risks associated with this Contract in the Statement of Additional Information.
NON-QUALIFIED ANNUITIES HELD WITHIN A QUALIFIED PLAN
If you use the Contract within an employer sponsored qualified retirement plan, the plan may impose different or additional conditions or limitations on withdrawals, waivers of withdrawal charges, death benefits, Payout Start Dates, income payments, and other Contract features. In addition, adverse tax consequences may result if qualified plan limits on distributions and other conditions are not met. Please consult your qualified plan administrator for more information. Allstate Life no longer issues deferred annuities to employer sponsored qualified retirement plans.
LEGAL PROCEEDINGS
There are no pending legal proceedings to which the Separate Account is a party. Allstate Life is engaged from time to time in routine lawsuits, which, in management’s judgment, are not likely to have a material effect, either individually or in the aggregate, on the operating results, cash flows or financial position of Allstate Life.
LEGAL MATTERS
All matters of state law pertaining to the Contracts, including the validity of the Contracts and Allstate Life’s right to issue such Contracts under applicable state insurance law, have been passed upon by Angela K. Fontana, General Counsel of Allstate Life.
Taxes

The following discussion is general and is not intended as tax advice. Allstate Life makes no guarantee regarding the tax treatment of any Contract or transaction involving a Contract.
Federal, state, local and other tax consequences of ownership or receipt of distributions under an annuity contract depend on your individual circumstances. If you are concerned about any tax consequences with regard to your individual circumstances, you should consult a competent tax adviser.

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TAXATION OF ALLSTATE LIFE INSURANCE COMPANY
Allstate Life is taxed as a life insurance company under Part I of Subchapter L of the Code. Since the Variable Account is not an entity separate from Allstate Life, and its operations form a part of Allstate Life, it will not be taxed separately. Investment income and realized capital gains of the Variable Account are automatically applied to increase reserves under the Contract. Under existing federal income tax law, Allstate Life believes that the Variable Account investment income and capital gains will not be taxed to the extent that such income and gains are applied to increase the reserves under the Contract. Accordingly, Allstate Life does not anticipate that it will incur any federal income tax liability attributable to the Variable Account, and therefore Allstate Life does not intend to make provisions for any such taxes. If Allstate Life is taxed on investment income or capital gains of the Variable Account, then Allstate Life may impose a charge against the Variable Account in order to make provision for such taxes.
TAXATION OF VARIABLE ANNUITIES IN GENERAL
Tax Deferral.    Generally, you are not taxed on increases in the Contract Value until a distribution occurs. This rule applies only where:

•	the Contract Owner is a natural person,

•	the investments of the Variable Account are “adequately diversified” according to Treasury Department regulations, and

•	Allstate Life is considered the owner of the Variable Account assets for federal income tax purposes.
Non-Natural Owners.    Non-natural owners are also referred to as Non Living Owners in this prospectus. As a general rule, annuity contracts owned by non-natural persons such as corporations, trusts, or other entities are not treated as annuity contracts for federal income tax purposes. The income on such contracts does not enjoy tax deferral and is taxed as ordinary income received or accrued by the non-natural owner during the taxable year.
Exceptions to the Non-Natural Owner Rule.    There are several exceptions to the general rule that annuity contracts held by a non-natural owner are not treated as annuity contracts for federal income tax purposes. Contracts will generally be treated as held by a natural person if the nominal owner is a trust or other entity which holds the contract as agent for a natural person. However, this special exception will not apply in the case of an employer who is the nominal owner of an annuity contract under a non-Qualified deferred compensation arrangement for its employees. Other exceptions to the non-natural owner rule are: (1) contracts acquired by an estate of a decedent by reason of the death of the decedent; (2) certain qualified contracts; (3) contracts purchased by employers upon the termination of certain Qualified Plans; (4) certain contracts used in connection with structured settlement agreements; and (5) immediate annuity contracts, purchased with a single premium, when the annuity starting date is no later than a year from purchase of the annuity and substantially equal periodic payments are made, not less frequently than annually, during the annuity period.
Trusts are required to complete and submit a Certificate of Entity form, and we will tax report based on the information provided on this form.
Grantor Trust Owned Annuity.    Contracts owned by a grantor trust are considered owned by a non-natural owner. Grantor trust owned contracts receive tax deferral as described in the Exceptions to the Non-Natural Owner Rule section. In accordance with the Code, upon the death of the annuitant, the death benefit must be paid. According to your Contract, the Death Benefit is paid to the surviving Contract Owner. Since the trust will be the surviving Contract Owner in all cases, the Death Benefit will be payable to the trust notwithstanding any beneficiary designation on the annuity contract. A trust, including a grantor trust, has two options for receiving any death benefits: 1) a lump sum payment; or 2) payment deferred up to five years from date of death.
Diversification Requirements.     For a Contract to be treated as an annuity for federal income tax purposes, the investments in the Variable Account must be “adequately diversified” consistent with standards under Treasury Department regulations. If the investments in the Variable Account are not adequately diversified, the Contract will not be treated as an annuity contract for federal income tax purposes. As a result, the income on the Contract will be taxed as ordinary income received or accrued by the Contract owner during the taxable year. Although Allstate Life does not have control over the Portfolios or their investments, we expect the Portfolios to meet the diversification requirements.
Ownership Treatment.    The IRS has stated that a contract owner will be considered the owner of separate account assets if he possesses incidents of ownership in those assets, such as the ability to exercise investment control over the assets. At the time the diversification regulations were issued, the Treasury Department announced that the regulations do not provide guidance concerning circumstances in which investor control of the separate account investments may cause a Contract owner to be treated as the owner of the separate account. The Treasury Department also stated that future guidance would be issued regarding the extent that owners could direct sub-account investments without being treated as owners of the underlying assets of the separate account.
Your rights under the Contract are different than those described by the IRS in private and published rulings in which it found that Contract owners were not owners of separate account assets. For example, if your contract offers more than twenty (20) investment alternatives you have the choice to allocate premiums and contract values among a broader selection of investment alternatives than described in such rulings. You may be able to transfer among investment alternatives more frequently than in such rulings. These differences could result in you being treated as the owner of the Variable Account. If this occurs, income and gain from the Variable

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Account assets would be includible in your gross income. Allstate Life does not know what standards will be set forth in any regulations or rulings which the Treasury Department may issue. It is possible that future standards announced by the Treasury Department could adversely affect the tax treatment of your Contract. We reserve the right to modify the Contract as necessary to attempt to prevent you from being considered the federal tax owner of the assets of the Variable Account. However, we make no guarantee that such modification to the Contract will be successful.
Taxation of Partial and Full Withdrawals.     If you make a partial withdrawal under a Non-Qualified Contract, the amount you receive will be taxed as ordinary income, rather than as return of cost basis, until all gain has been withdrawn. If you make a full withdrawal under a Non-Qualified Contract, the amount received will be taxable only to the extent it exceeds your cost basis in the Contract.
Taxation of Annuity Payments.     Generally, the rule for income taxation of annuity payments received from a Non-Qualified Contract provides for the return of your cost basis in the Contract in equal tax-free amounts over the payment period. The balance of each payment received is taxable. For fixed annuity payments, the amount excluded from income is determined by multiplying the payment by the ratio of the cost basis in the Contract (adjusted for any refund feature or period certain) to the total expected value of annuity payments for the term of the Contract. If you elect variable annuity payments, the amount excluded from taxable income is determined by dividing the cost basis in the Contract by the total number of expected payments. The annuity payments will be fully taxable after the total amount of the cost basis in the Contract is excluded using these ratios. If any variable payment is less than the excludable amount you should contact a competent tax advisor to determine how to report any unrecovered investment. The federal tax treatment of annuity payments is unclear in some respects. As a result, if the IRS should provide further guidance, it is possible that the amount we calculate and report to the IRS as taxable could be different. If you die, and annuity payments cease before the total amount of the investment in the Contract is recovered, the unrecovered amount will be allowed as a deduction for your last taxable year.
Partial Annuitization.     An individual may partially annuitize their non-qualified annuity if the contract so permits. The tax law allows for a portion of a non-qualified annuity, endowment or life insurance contract to be annuitized while the balance is not annuitized. The annuitized portion must be paid out over 10 or more years or over the lives of one or more individuals. The annuitized portion of the contract is treated as a separate contract for purposes of determining taxability of the payments under Section 72 of the code. We do not currently permit partial annuitization.
Withdrawals After the Payout Start Date.    Federal tax law is unclear regarding the taxation of any additional withdrawal received after the Payout Start Date. It is possible that a greater or lesser portion of such a payment could be taxable than the amount we determine.
Distribution at Death Rules.    In order to be considered an annuity contract for federal income tax purposes, the Contract must provide:

•
if any Contract Owner dies on or after the Payout Start Date but before the entire interest in the Contract has been distributed, the remaining portion of such interest must be distributed at least as rapidly as under the method of distribution being used as of the date of the Contract Owner’s death;

•
if any Contract Owner dies prior to the Payout Start Date, the entire interest in the Contract will be distributed within 5 years after the date of the Contract Owner’s death. These requirements are satisfied if any portion of the Contract Owner’s interest that is payable to (or for the benefit of) a designated Beneficiary is distributed over the life of such Beneficiary (or over a period not extending beyond the life expectancy of the Beneficiary) and the distributions begin within 1 year of the Contract Owner’s death. If the Contract Owner’s designated Beneficiary is the surviving spouse of the Contract Owner, the Contract may be continued with the surviving spouse as the new Contract Owner;

•
if the Contract Owner is a non-natural person, then the Annuitant will be treated as the Contract Owner for purposes of applying the distribution at death rules. In addition, a change in the Annuitant on a Contract owned by a non-natural person will be treated as the death of the Contract Owner.

Prior to a 2013 Supreme Court decision, and consistent with Section 3 of the federal Defense of Marriage Act (“DOMA”), same sex marriages under state law were not recognized as same sex marriages for purposes of federal law. However, in United States v. Windsor, the U.S. Supreme Court struck down Section 3 of DOMA as unconstitutional, thereby recognizing a valid same sex marriage for federal law purposes. On June 26, 2015, the Supreme Court ruled in Obergefell v. Hodges that same-sex couples have a constitutional right to marry, thus requiring all states to allow same-sex marriage. The Windsor and Obergefell decisions mean that the federal and state tax law provisions applicable to an opposite sex spouse will also apply to a same sex spouse. Please note that a civil union or registered domestic partnership is generally not recognized as a marriage.
Please consult with your tax or legal adviser for additional information.
Taxation of Annuity Death Benefits.    Death Benefit amounts are included in income as follows:

•	if distributed in a lump sum, the amounts are taxed in the same manner as a total withdrawal, or

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•	if distributed under an Income Plan, the amounts are taxed in the same manner as annuity payments.
Medicare Tax on Net Investment Income.     The Patient Protection and Affordable Care Act, enacted in 2010, included a Medicare tax on investment income. This tax assesses a 3.8% surtax on the lesser of (1) net investment income or (2) the excess of “modified adjusted gross income” over a threshold amount. The “threshold amount” is $250,000 for married taxpayers filing jointly, $125,000 for married taxpayers filing separately, $200,000 for single taxpayers, and approximately $12,500 for trusts. The taxable portion of payments received as a withdrawal, surrender, annuity payment, death benefit payment or any other actual or deemed distribution under the contract will be considered investment income for purposes of this surtax.
Penalty Tax on Premature Distributions.    A 10% penalty tax applies to the taxable amount of any premature distribution from a non-Qualified Contract. The penalty tax generally applies to any distribution made prior to the date you attain age 59 1/2. However, no penalty tax is incurred on distributions:

•	made on or after the date the Contract Owner attains age 59 1/2,

•	made as a result of the Contract Owner’s death or becoming totally disabled,

•
made in substantially equal periodic payments (as defined by the Code) over the Contract Owner’s life or life expectancy, or over the joint lives or joint life expectancies of the Contract Owner and the Beneficiary,

•	made under an immediate annuity and the annuity start date is no more than one year from the date of purchase (the first annuity payment must commence within 13 months of the date of purchase), or

•	attributable to investment in the Contract before August 14, 1982.
You should consult a competent tax advisor to determine how these exceptions may apply to your situation.
Substantially Equal Periodic Payments.    With respect to non-Qualified Contracts using substantially equal periodic payments or immediate annuity payments as an exception to the penalty tax on premature distributions, any additional withdrawal or other material modification of the payment stream would violate the requirement that payments must be substantially equal. Failure to meet this requirement would mean that the income portion of each payment received prior to the later of 5 years or the Contract Owner’s attaining age 59 1/2 would be subject to a 10% penalty tax unless another exception to the penalty tax applied. The tax for the year of the modification is increased by the penalty tax that would have been imposed without the exception, plus interest for the years in which the exception was used. A material modification does not include permitted changes described in published IRS rulings. You should consult a competent tax advisor prior to creating or modifying a substantially equal periodic payment stream.
Special Rules in Relation to Tax-free Exchanges Under Section 1035. Section 1035 of the Code of 1986 permits certain tax-free exchanges of a life insurance, annuity or endowment contract for an annuity, including tax-free exchanges of annuity death benefits for a Beneficiary Annuity. The contract owner(s) must be the same on the old and new contract. Basis from the old contract carries over to the new contract so long as we receive that information from the relinquishing company. If basis information is never received, we will assume that all exchanged funds represent earnings and will allocate no cost basis to them. After you elect an Income Plan, as described in the Income Payments section earlier in the prospectus, you are not eligible for a tax-free exchange under Section 1035.
Partial Exchanges.    The IRS has issued rulings that permit partial exchanges of annuity contracts. Effective for exchanges on or after October 24, 2011, where there is a surrender or distribution from either the initial annuity contract or receiving annuity contract within 180 days of the date on which the partial exchange was completed, the IRS will apply general tax rules to determine the substance and treatment of the original transfer.
If a partial exchange is retroactively negated, the amount originally transferred to the recipient contract is treated as a withdrawal from the source contract, taxable to the extent of any gain in that contract on the date of the exchange. An additional 10% tax penalty may also apply if the Contract Owner is under age 59 1/2. Your Contract may not permit partial exchanges.
Taxation of Ownership Changes.    If you transfer a non-Qualified Contract without full and adequate consideration to a person other than your spouse (or to a former spouse incident to a divorce), you will be taxed on the difference between the Contract Value and the investment in the Contract at the time of transfer. Any assignment or pledge (or agreement to assign or pledge) of the Contract Value is taxed as a withdrawal of such amount or portion and may also incur the 10% penalty tax.
Aggregation of Annuity Contracts.    The Code requires that all non-Qualified deferred annuity contracts issued by Allstate Life (or its affiliates) to the same Contract Owner during any calendar year be aggregated and treated as one annuity contract for purposes of determining the taxable amount of a distribution.
INCOME TAX WITHHOLDING
Generally, Allstate Life is required to withhold federal income tax at a rate of 10% from all non-annuitized distributions. The customer may elect out of withholding by completing and signing a withholding election form. If no election is made or no U.S. taxpayer identification number is provided we will automatically withhold the required 10% of the taxable amount. In certain states, if there is federal withholding, then state withholding is also mandatory.

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Allstate Life is required to withhold federal income tax using the wage withholding rates for all annuitized distributions. The customer may elect out of withholding by completing and signing a withholding election form. If no election is made, we will automatically withhold using married with three exemptions as the default. If no U.S. taxpayer identification number is provided, we will automatically withhold using single with zero exemptions as the default. In certain states, if there is federal withholding, then state withholding is also mandatory.
Election out of withholding is valid only if the customer provides a U.S. residence address and taxpayer identification number.
Generally, Code Section 1441 provides that Allstate Life as a withholding agent must withhold 30% of the taxable amounts paid to a non-resident alien. A non-resident alien is someone other than a U.S. citizen or resident alien. We require an original IRS Form W-8(BEN,BEN-E,EXP,ECI,IMY) (Generally a Form W-8BEN is the appropriate form) at issue to certify the owners’ foreign status. Withholding may be reduced or eliminated if covered by an income tax treaty between the U.S. and the non-resident alien’s country of residence if the payee provides a U.S. taxpayer identification number on a fully completed Form W-8(BEN,BEN-E,EXP,ECI,IMY). A U.S. taxpayer identification number is a social security number or an individual taxpayer identification number (“ITIN”). ITINs are issued by the IRS to non-resident alien individuals who are not eligible to obtain a social security number. The U.S. does not have a tax treaty with all countries nor do all tax treaties provide an exclusion or lower withholding rate for annuities.

TAX QUALIFIED CONTRACTS
The income on tax sheltered annuity (TSA) and IRA investments is tax deferred, and the income from annuities held by such plans does not receive any additional tax deferral. You should review the annuity features, including all benefits and expenses, prior to purchasing an annuity as a TSA or IRA. Tax Qualified Contracts are contracts purchased as or in connection with:

1.	Individual Retirement Annuities (IRAs) under Code Section 408(b);

2.	Roth IRAs under Code Section 408A;

3.	Simplified Employee Pension (SEP IRA) under Code Section 408(k);

4.	Savings Incentive Match Plans for Employees (SIMPLE IRA) under Code Section 408(p);

5.	Tax Sheltered Annuities under Code Section 403(b);

6.	Corporate and Self Employed Pension and Profit Sharing Plans under Code Section 401; and

•	State and Local Government and Tax-Exempt Organization Deferred Compensation Plans under Code Section 457.
Allstate Life reserves the right to limit the availability of the Contract for use with any of the retirement plans listed above or to modify the Contract to conform with tax requirements. If you use the Contract within an employer sponsored qualified retirement plan, the plan may impose different or additional conditions or limitations on withdrawals, waiver of charges, death benefits, Payout Start Dates, income payments, and other Contract features. In addition, adverse tax consequences may result if Qualified Plan limits on distributions and other conditions are not met. Please consult your Qualified Plan administrator for more information. Allstate Life no longer issues deferred annuities to employer sponsored qualified retirement plans.
The tax rules applicable to participants with tax qualified annuities vary according to the type of contract and the terms and conditions of the endorsement. Adverse tax consequences may result from certain transactions such as excess contributions, premature distributions, and, distributions that do not conform to specified commencement and minimum distribution rules. Allstate Life can issue an individual retirement annuity on a rollover or transfer of proceeds from a decedent’s IRA, TSA, or employer sponsored retirement plan under which the decedent’s surviving spouse is the beneficiary. Allstate Life does not offer an individual retirement annuity that can accept a transfer of funds for any other, non-spousal, beneficiary of a decedent’s IRA, TSA, or employer sponsored qualified retirement plan. Note that in 2014, the U.S. Supreme Court ruled that Inherited IRAs, other than IRAs inherited by the owner’s spouse, do not qualify as retirement assets for purposes of protection under the federal bankruptcy laws.
Please refer to your Endorsement for IRAs or 403(b) plans, if applicable, for additional information on your death settlement options. In the case of certain Qualified Plans, the terms of the Qualified Plan Endorsement and the plans may govern the right to benefits, regardless of the terms of the Contract.
Taxation of Withdrawals from an Individually Owned Tax Qualified Contract.    If you make a partial withdrawal under a Tax Qualified Contract other than a Roth IRA, the portion of the payment that bears the same ratio to the total payment that the investment in the Contract (i.e., nondeductible IRA contributions) bears to the Contract Value, is excluded from your income. We do not keep track of nondeductible contributions, and generally all tax reporting of distributions from Tax Qualified Contracts other than Roth IRAs will indicate that the distribution is fully taxable.
“Qualified distributions” from Roth IRAs are not included in gross income. “Qualified distributions” are any distributions made more than five taxable years after the taxable year of the first contribution to any Roth IRA and which are:

•	made on or after the date the Contract Owner attains age 59 1/2,

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•	made to a beneficiary after the Contract Owner’s death,

•	attributable to the Contract Owner being disabled, or

•	made for a first time home purchase (first time home purchases are subject to a lifetime limit of $10,000).
“Nonqualified distributions” from Roth IRAs are treated as made from contributions first and are included in gross income only to the extent that distributions exceed contributions.
Required Minimum Distributions.    Generally, Tax Qualified Contracts (excluding Roth IRAs) require minimum distributions upon reaching age 70 1/2. Failure to withdraw the required minimum distribution will result in a 50% tax penalty on the shortfall not withdrawn from the Contract. Effective December 31, 2005, the IRS requires annuity contracts to include the actuarial present value of other benefits for purposes of calculating the required minimum distribution amount. These other benefits may include accumulation, income, or death benefits. Not all income plans offered under the Contract satisfy the requirements for minimum distributions. Because these distributions are required under the Code and the method of calculation is complex, please see a competent tax advisor.
The Death Benefit and Tax Qualified Contracts. Pursuant to the Code and IRS regulations, an IRA (e.g., traditional IRA, Roth IRA, SEP IRA and SIMPLE IRA) may not invest in life insurance contracts. However, an IRA may provide a death benefit that equals the greater of the purchase payments or the Contract Value. The Contract offers a death benefit that in certain circumstances may exceed the greater of the purchase payments or the Contract Value. We believe that the Death Benefits offered by your Contract do not constitute life insurance under these regulations.
It is also possible that certain death benefits that offer enhanced earnings could be characterized as an incidental death benefit. If the death benefit were so characterized, this could result in current taxable income to a Contract Owner. In addition, there are limitations on the amount of incidental death benefits that may be provided under Qualified Plans, such as in connection with a TSA or employer sponsored qualified retirement plan.
Allstate Life reserves the right to limit the availability of the Contract for use with any of the Qualified Plans listed above.
Penalty Tax on Premature Distributions from Tax Qualified Contracts.    A 10% penalty tax applies to the taxable amount of any premature distribution from a Tax Qualified Contract. The penalty tax generally applies to any distribution made prior to the date you attain age 59 1/2. However, no penalty tax is incurred on distributions:

•	made on or after the date the Contract Owner attains age 59 1/2,

•	made as a result of the Contract Owner’s death or total disability,

•
made in substantially equal periodic payments (as defined by the Code) over the Contract Owner’s life or life expectancy, or over the joint lives or joint life expectancies of the Contract Owner and the Beneficiary,

•	made after separation from service after age 55 (does not apply to IRAs),

•	made pursuant to an IRS levy,

•	made for certain medical expenses,

•	made to pay for health insurance premiums while unemployed (applies only for IRAs),

•	made for qualified higher education expenses (applies only for IRAs)

•	made for a first time home purchase (up to a $10,000 lifetime limit and applies only for IRAs), and

•
from an IRA or attributable to elective deferrals under a 401(k) plan, 403(b) annuity, or certain similar arrangements made to individuals who (because of their being members of a reserve component) are ordered or called to active duty after Sept. 11, 2001, for a period of more than 179 days or for an indefinite period; and made during the period beginning on the date of the order or call to duty and ending at the close of the active duty period.

During the first 2 years of the individual’s participation in a SIMPLE IRA, distributions that are otherwise subject to the premature distribution penalty, will be subject to a 25% penalty tax.
You should consult a competent tax advisor to determine how these exceptions may apply to your situation.
Substantially Equal Periodic Payments on Tax Qualified Contracts.    With respect to Tax Qualified Contracts using substantially equal periodic payments as an exception to the penalty tax on premature distributions, any additional withdrawal or other material modification of the payment stream would violate the requirement that payments must be substantially equal. Failure to meet this requirement would mean that the income portion of each payment received prior to the later of 5 years or the taxpayer’s attaining age 59 1/2 would be subject to a 10% penalty tax unless another exception to the penalty tax applied. The tax for the year of the modification is increased by the penalty tax that would have been imposed without the exception, plus interest for the years in which

38

the exception was used. A material modification does not include permitted changes described in published IRS rulings. You should consult a competent tax advisor prior to creating or modifying a substantially equal periodic payment stream.
Income Tax Withholding on Tax Qualified Contracts.    Generally, Allstate Life is required to withhold federal income tax at a rate of 10% from all non-annuitized distributions that are not considered “eligible rollover distributions.” The customer may elect out of withholding by completing and signing a withholding election form. If no election is made, or if no U.S. taxpayer identification number is provided, we will automatically withhold the required 10% from the taxable amount. In certain states, if there is federal withholding, then state withholding is also mandatory. Allstate Life is required to withhold federal income tax at a rate of 20% on all “eligible rollover distributions” unless you elect to make a “direct rollover” of such amounts to an IRA or eligible retirement plan. Eligible rollover distributions generally include all distributions from Tax Qualified Contracts, including TSAs but excluding IRAs, with the exception of:

•	required minimum distributions, or,

•	a series of substantially equal periodic payments made over a period of at least 10 years, or,

•	a series of substantially equal periodic payments made over the life (joint lives) of the participant (and beneficiary), or,

•	hardship distributions.
With respect to any Contract held under a Section 457 plan or by the trustee of a Section 401 Pension or Profit Sharing Plan, we will not issue payments directly to a plan participant or beneficiary. Consequently, the obligation to comply with the withholding requirements described above will be the responsibility of the plan.
For all annuitized distributions that are not subject to the 20% withholding requirement, Allstate Life is required to withhold federal income tax using the wage withholding rates. The customer may elect out of withholding by completing and signing a withholding election form. If no election is made, we will automatically withhold using married with three exemptions as the default. If no U.S. taxpayer identification number is provided, we will automatically withhold using single with zero exemptions as the default. In certain states, if there is federal withholding, then state withholding is also mandatory.
Election out of withholding is valid only if the customer provides a U.S. residence address and taxpayer identification number.
Generally, Code Section 1441 provides that Allstate Life as a withholding agent must withhold 30% of the taxable amounts paid to a non-resident alien. A non-resident alien is someone other than a U.S. citizen or resident alien. We require an original IRS Form W-8 at issue to certify the owners’ foreign status. Withholding may be reduced or eliminated if covered by an income tax treaty between the U.S. and the non-resident alien’s country of residence if the payee provides a U.S. taxpayer identification number on a fully completed Form W-8(BEN,BEN-E,EXP,ECI,IMY) (Generally a Form W-8BEN is the appropriate form). A U.S. taxpayer identification number is a social security number or an individual taxpayer identification number (“ITIN”). ITINs are issued by the IRS to non-resident alien individuals who are not eligible to obtain a social security number. The U.S. does not have a tax treaty with all countries nor do all tax treaties provide an exclusion or lower withholding rate for annuities.
Charitable IRA Distributions.     Certain qualified IRA distributions for charitable purposes are eligible for an exclusion from gross income, up to $100,000 for otherwise taxable IRA distributions from a traditional or Roth IRA. A qualified charitable distribution is a distribution that is made (1) directly by the IRA trustee to certain qualified charitable organizations and (2) on or after the date the IRA owner attains age 70 1/2. Distributions that are excluded from income under this provision are not taken into account in determining the individual’s deductions, if any, for charitable contributions.
The IRS has indicated that an IRA trustee is not responsible for determining whether a distribution to a charity is one that satisfies the requirements of the charitable giving incentive. Consistent with applicable IRS instructions, we report these distributions as normal IRA distributions on Form 1099-R. Individuals are responsible for reflecting the distributions as charitable IRA distributions on their personal tax returns.
The IRS has indicated that an IRA trustee is not responsible for determining whether a distribution to a charity is one that satisfies the requirements for the new income tax exclusion added by the Pension Protection Act. As a result the general rules for reporting IRA distributions apply.
Individual Retirement Annuities.    Code Section 408(b) permits eligible individuals to contribute to an individual retirement program known as an Individual Retirement Annuity (IRA). Individual Retirement Annuities are subject to limitations on the amount that can be contributed and on the time when distributions may commence. Certain distributions from other types of qualified retirement plans may be “rolled over” on a tax-deferred basis into an Individual Retirement Annuity. For IRA rollovers, an individual can only make an IRA to IRA rollover if the individual has not made a rollover involving any IRAs owned by the individual in the prior 12 months. An IRA transfer is a tax-free trustee-to-trustee “transfer” from one IRA account to another. IRA transfers are not subject to this 12 month rule.
Roth Individual Retirement Annuities.    Code Section 408A permits eligible individuals to make nondeductible contributions to an individual retirement program known as a Roth Individual Retirement Annuity. Roth Individual Retirement Annuities are subject to limitations on the amount that can be contributed and on the time when distributions may commence.

39

A traditional Individual Retirement Account or Annuity may be converted or “rolled over” to a Roth Individual Retirement Annuity. The tax law allows distributions from qualified retirement plans including tax sheltered annuities and governmental Section 457 plans to be rolled over directly into a Roth IRA, subject to the usual rules that apply to conversions from a traditional IRA into a Roth IRA. The income portion of a conversion or rollover distribution is taxable currently, but is exempted from the 10% penalty tax on premature distributions. Effective January 1, 2005, the IRS requires conversions of annuity contracts to include the actuarial present value of other benefits for purposes of valuing the taxable amount of the conversion.
Annuities Held By Individual Retirement Accounts (commonly known as Custodial IRAs).    Code Section 408 permits a custodian or trustee of an Individual Retirement Account to purchase an annuity as an investment of the Individual Retirement Account. If an annuity is purchased inside of an Individual Retirement Account, then the Annuitant must be the same person as the beneficial owner of the Individual Retirement Account.
If you have a contract issued as an IRA under Code Section 408(b) and request to change the ownership to an IRA custodian permitted under Section 408, we will treat a request to change ownership from an individual to a custodian as an indirect rollover. We will send a Form 1099-R to report the distribution and the custodian should issue a Form 5498 for the contract value contribution.
Generally, the death benefit of an annuity held in an Individual Retirement Account must be paid upon the death of the Annuitant. However, in most states, the Contract permits the custodian or trustee of the Individual Retirement Account to continue the Contract in the accumulation phase, with the Annuitant’s surviving spouse as the new Annuitant, if the following conditions are met:

1)	The custodian or trustee of the Individual Retirement Account is the owner of the annuity and has the right to the death proceeds otherwise payable under the Contract;

2)	The deceased Annuitant was the beneficial owner of the Individual Retirement Account;

3)	We receive a complete request for settlement for the death of the Annuitant; and

4)	The custodian or trustee of the Individual Retirement Account provides us with a signed certification of the following:

(a)	The Annuitant’s surviving spouse is the sole beneficiary of the Individual Retirement Account;

(b)	The Annuitant’s surviving spouse has elected to continue the Individual Retirement Account as his or her own Individual Retirement Account; and

(c)	The custodian or trustee of the Individual Retirement Account has continued the Individual Retirement Account pursuant to the surviving spouse’s election.
Simplified Employee Pension IRA (SEP IRA).    Code Section 408(k) allows eligible employers to establish simplified employee pension plans for their employees using individual retirement annuities. These employers may, within specified limits, make deductible contributions on behalf of the employees to the individual retirement annuities. Employers intending to use the Contract in connection with such plans should seek competent tax advice.
Savings Incentive Match Plans for Employees (SIMPLE IRA).    Code Section 408(p) allows eligible employers with 100 or fewer employees to establish SIMPLE retirement plans for their employees using individual retirement annuities. In general, a SIMPLE IRA consists of a salary deferral program for eligible employees and matching or nonelective contributions made by employers. Employers intending to purchase the Contract as a SIMPLE IRA should seek competent tax and legal advice. SIMPLE IRA plans must include the provisions of the Economic Growth and Tax Relief Reconciliation Act of 2007 (EGTRRA) to avoid adverse tax consequences. If your current SIMPLE IRA plan uses IRS Model Form 5304-SIMPLE with a revision date of March 2012 or later, then your plan is up to date. If your plan has a revision date prior to March 2012, please consult with your tax or legal advisor to determine the action you need to take in order to comply with this requirement.
To determine if you are eligible to contribute to any of the above listed IRAs (traditional, Roth, SEP, or SIMPLE), please refer to IRS Publication 590-A and your competent tax advisor.
Tax Sheltered Annuities.    Code Section 403(b) provides tax-deferred retirement savings plans for employees of certain non-profit and educational organizations. Under Section 403(b), any contract used for a 403(b) plan must provide that distributions attributable to salary reduction contributions made after 12/31/88, and all earnings on salary reduction contributions, may be made only on or after the date the employee:

•	attains age 59 1/2,

•	severs employment,

•	dies,

•	becomes disabled, or

•	incurs a hardship (earnings on salary reduction contributions may not be distributed on account of hardship).

40

These limitations do not apply to withdrawals where Allstate Life is directed to transfer some or all of the Contract Value to another 403(b) plan. Generally, we do not accept funds in 403(b) contracts that are subject to the Employee Retirement Income Security Act of 1974 (ERISA).
Caution: Under IRS regulations we can accept contributions, transfers and rollovers only if we have entered into an information-sharing agreement, or its functional equivalent, with the applicable employer or its plan administrator. Unless your contract is grandfathered from certain provisions in these regulations, we will only process certain transactions (e.g, transfers, withdrawals, hardship distributions and, if applicable, loans) with employer approval. This means that if you request one of these transactions we will not consider your request to be in good order, and will not therefore process the transaction, until we receive the employer’s approval in written or electronic form.
Corporate and Self-Employed Pension and Profit Sharing Plans.    Section 401(a) of the Code permits corporate employers to establish various types of tax favored retirement plans for employees. Self-employed individuals may establish tax favored retirement plans for themselves and their employees (commonly referred to as “H.R.10” or “Keogh”). Such retirement plans may permit the purchase of annuity contracts. Allstate Life no longer issues annuity contracts to employer sponsored qualified retirement plans.
There are two owner types for contracts intended to qualify under Section 401(a): a qualified plan fiduciary or an annuitant owner.

•
A qualified plan fiduciary exists when a qualified plan trust that is intended to qualify under Section 401(a) of the Code is the owner. The qualified plan trust must have its own tax identification number and a named trustee acting as a fiduciary on behalf of the plan. The annuitant should be the person for whose benefit the contract was purchased.

•
An annuitant owner exists when the tax identification number of the owner and annuitant are the same, or the annuity contract is not owned by a qualified plan trust. The annuitant should be the person for whose benefit the contract was purchased.

If a qualified plan fiduciary is the owner of the contract, the qualified plan must be the beneficiary so that death benefits from the annuity are distributed in accordance with the terms of the qualified plan. Annuitant owned contracts require that the beneficiary be the annuitant’s spouse (if applicable), which is consistent with the required IRS language for qualified plans under Section 401(a). A completed Annuitant Owned Qualified Plan Designation of Beneficiary form is required in order to change the beneficiary of an annuitant owned Qualified Plan contract.
State and Local Government and Tax-Exempt Organization Deferred Compensation Plans.    Section 457 of the Code permits employees of state and local governments and tax-exempt organizations to defer a portion of their compensation without paying current taxes. The employees must be participants in an eligible deferred compensation plan. In eligible governmental plans, all assets and income must be held in a trust/custodial account/annuity contract for the exclusive benefit of the participants and their beneficiaries. To the extent the Contracts are used in connection with a non-governmental eligible plan, employees are considered general creditors of the employer and the employer as owner of the Contract has the sole right to the proceeds of the Contract. Under eligible 457 plans, contributions made for the benefit of the employees will not be includible in the employees’ gross income until distributed from the plan. Allstate Life no longer issues annuity contracts to 457 plans.
New Late Rollover Self-Certification. After August 24, 2016, you may be able to apply a rollover contribution to your IRA or qualified retirement plan after the 60-day deadline through a new self-certification procedure established by the IRS. Please consult your tax or legal adviser regarding your eligibility to use this self-certification procedure. As indicated in this IRS guidance, we, as a financial institution, are not required to accept your self-certification for waiver of the 60-day deadline.
ERISA Requirements
ERISA (the “Employee Retirement Income Security Act of 1974”) and the Code prevent a fiduciary and other “parties in interest” with respect to a plan (and, for these purposes, an IRA would also constitute a “plan”) from receiving any benefit from any party dealing with the plan, as a result of the sale of the Annuity. Administrative exemptions under ERISA generally permit the sale of insurance/annuity products to plans, provided that certain information is disclosed to the person purchasing the Annuity. This information has to do primarily with the fees, charges, discounts and other costs related to the Annuity, as well as any commissions paid to any agent selling the Annuity. Information about any applicable fees, charges, discounts, penalties or adjustments may be found in the applicable sections of this prospectus. Information about sales representatives and commissions may be found in the sections of this prospectus addressing distribution of the Annuities.
Other relevant information required by the exemptions is contained in the contract and accompanying documentation.
Please consult with your tax adviser if you have any questions about ERISA and these disclosure requirements.
Spousal Consent Rules for Retirement Plans - Qualified Annuities
If you are married at the time your payments commence, you may be required by federal law to choose an income option that provides survivor annuity income to your spouse, unless your spouse waives that right. Similarly, if you are married at the time of your death, federal law may require all or a portion of the Death Benefit to be paid to your spouse, even if you designated someone else as your Beneficiary. A brief explanation of the applicable rules follows. For more information, consult the terms of your retirement arrangement.

41

Defined Benefit Plans and Money Purchase Pension Plans. If you are married at the time your payments commence, federal law requires that benefits be paid to you in the form of a “qualified joint and survivor annuity” (QJSA), unless you and your spouse waive that right, in writing. Generally, this means that you will receive a reduced payment during your life and, upon your death, your spouse will receive at least one-half of what you were receiving for life. You may elect to receive another income option if your spouse consents to the election and waives his or her right to receive the QJSA. If your spouse consents to the alternative form of payment, your spouse may not receive any benefits from the plan upon your death. Federal law also requires that the plan pay a Death Benefit to your spouse if you are married and die before you begin receiving your benefit. This benefit must be available in the form of an Annuity for your spouse’s lifetime and is called a “qualified pre-retirement survivor annuity” (QPSA). If the plan pays Death Benefits to other Beneficiaries, you may elect to have a Beneficiary other than your spouse receive the Death Benefit, but only if your spouse consents to the election and waives his or her right to receive the QPSA. If your spouse consents to the alternate Beneficiary, your spouse will receive no benefits from the plan upon your death. Any QPSA waiver prior to your attaining age 35 will become null and void on the first day of the calendar year in which you attain age 35, if still employed.
Defined Contribution Plans (including 401(k) Plans and ERISA 403(b) Annuities). Spousal consent to a distribution is generally not required. Upon your death, your spouse will receive the entire Death Benefit, even if you designated someone else as your Beneficiary, unless your spouse consents in writing to waive this right. Also, if you are married and elect an Annuity as a periodic income option, federal law requires that you receive a QJSA (as described above), unless you and your spouse consent to waive this right.
IRAs, non-ERISA 403(b) Annuities, and 457 Plans. Spousal consent to a distribution usually is not required. Upon your death, any Death Benefit will be paid to your designated Beneficiary.
Gifts and Generation-skipping Transfers
If you transfer your Annuity to another person for less than adequate consideration, there may be gift tax consequences in addition to income tax consequences. Also, if you transfer your Annuity to a person two or more generations younger than you (such as a grandchild or grandniece) or to a person that is more than 37½ years younger than you, there may be generation-skipping transfer tax consequences.

42

Statement of Additional Information
Table of Contents

Additions, Deletions or Substitutions of Investments
The Contract
Purchases
Tax-free Exchanges (1035 Exchanges, Rollovers and Transfers)
Calculation of Accumulation Unit Values
Calculation of Variable Income Payments
General Matters
Incontestability
Settlements
Safekeeping of the Variable Account’s Assets
Premium Taxes
Tax Reserves
Experts
Financial Statements
Appendix A – Accumulation Unit Values
THIS PROSPECTUS DOES NOT CONSTITUTE AN OFFERING IN ANY JURISDICTION IN WHICH SUCH OFFERING MAY NOT LAWFULLY BE MADE. WE DO NOT AUTHORIZE ANYONE TO PROVIDE ANY INFORMATION OR REPRESENTATIONS REGARDING THE OFFERING DESCRIBED IN THIS PROSPECTUS OTHER THAN AS CONTAINED IN THIS PROSPECTUS.

43

APPENDIX A – ACCUMULATION UNIT VALUES
The following tables show the Accumulation Unit Values for each of the Variable Sub-Accounts for base Contracts without any optional benefit (with a 1.25% mortality and expense risk charge), and Contracts with the Enhanced Earnings
Death Benefit Option and the Income and Death Benefit Combination Option 2 (with a 1.95% mortality and expense risk charge). These two tables represent the lowest and highest combination of charges available under the Contracts. The
Statement of Additional Information, which is available upon request without charge, contains the Accumulation Unit
Values for Contracts with each other optional benefit, or available combination thereof. Please contact us at 1-800-457-
7617 to obtain a copy of the Statement of Additional Information.

Accumulation Unit Values are shown since the Variable Sub-Accounts were first offered under the Contracts or since the
Contracts were first offered with the applicable Option(s), if later. The dates the Variable Sub-Accounts were first offered are as follows:

Contracts with the Enhanced Death Benefit, The Performance Income Benefit, or The Performance Death Benefit Option
were first offered under the contracts on October 30, 1995.

Contracts with the Performance Benefit Combination Option was first offered on December 7, 1998.

Contracts with the Death Benefit Combination Option were first offered under the Contracts on May 3, 1999.

Contracts with the Longevity Reward Rider, the Longevity Reward Rider with the Performance Benefit Combination, the
Longevity Reward Rider with the Death Benefit Combination Option, the Longevity Reward Rider and the Enhanced
Death Benefit, the Longevity Reward Rider and the Performance Income Benefit, and the Longevity Reward Rider and
the Performance Death Benefit Option were first offered under the Contracts on June 5, 2000.

Contracts with the Income Benefit Combination Option 2, the Income and Death Benefit Combination Option 2, the
Enhanced Earnings Death Benefit Option and the Income and Death Benefit Combination Option 2, the Longevity
Reward Rider with the Income Benefit Combination Option 2, and the Longevity Reward Rider with the Income and
Death Benefit Combination Option 2 were first offered under the Contracts on October 30, 2000.

Contracts with the Enhanced Earnings Death Benefit Option, the Enhanced Earnings Death Benefit Option and the
Income Benefit Combination Option 2, the Longevity Reward Rider with the Enhanced Earnings Death Benefit, the
Enhanced Earnings Death Benefit Option and the Enhanced Death Benefit, the Enhanced Earnings Death Benefit Option
and the Performance Income Benefit, the Enhanced Earnings Death Benefit Option and the Performance Death Benefit
Option, the Longevity Reward Rider with the Enhanced Earnings Death Benefit Option and Enhanced Death Benefit, the
Longevity Reward Rider with the Enhanced Earnings Death Benefit Option and the Performance Death Benefit Income
Benefit, the Longevity Reward Rider with the Enhanced Earnings Death Benefit Option and the Performance Death
Benefit Option, the Longevity Reward Rider with the Enhanced Earnings Death Benefit Option and the Income Benefit
Combination Option 2, the Enhanced Earnings Death Benefit Option and the Performance Benefit Combination, the
Enhanced Earnings Death Benefit Option and the Death Benefit Combination Option, the Longevity Reward Rider with the Enhanced Earnings Death Benefit Option and the Income and Death Benefit Combination Option 2 were first offered under the Contracts on December 6, 2000.

A-1

The name of the following Sub-Account changed since December 31, 2016. The name shown in the table of Accumulation Units corresponds to the name of the Sub-Account on December 31, 2016.

Sub-Account Name as of December 31, 2016 (as appears in the following tables of Accumulation Unit Values)	Sub-Account Name on/about May 1, 2017
UIF Emerging Markets Equity Portfolio, Class I	Morgan Stanley Variable Insurance Fund, Inc. Emerging Markets Equity Portfolio, Class I
UIF Global Infrastructure Portfolio, Class I	Morgan Stanley Variable Insurance Fund, Inc. Global Infrastructure Portfolio, Class I
UIF Global Strategist Portfolio, Class I	Morgan Stanley Variable Insurance Fund, Inc. Global Strategist Portfolio, Class I
UIF Growth Portfolio, Class I	Morgan Stanley Variable Insurance Fund, Inc. Growth Portfolio, Class I
UIF Mid Cap Growth Portfolio, Class I	Morgan Stanley Variable Insurance Fund, Inc. Mid Cap Growth Portfolio, Class I
UIF U.S. Real Estate Portfolio, Class I	Morgan Stanley Variable Insurance Fund, Inc. U.S. Real Estate Portfolio, Class I

A-2

Morgan Stanley Variable Annuity II - PROSPECTUS
ACCUMULATION UNIT VALUE AND NUMBER OF ACCUMULATION UNITS OUTSTANDING FOR EACH VARIABLE SUB-ACCOUNT*
Base Contract
Mortality & Expense = 1.25

	FOR THE YEAR ENDING DECEMBER 31	ACCUMULATION UNIT VALUE AT BEGINNING OF PERIOD	ACCUMULATION UNIT VALUE AT END OF PERIOD	NUMBER OF UNITS OUTSTANDING AT END OF PERIOD
AB VPS Growth & Income Portfolio - Class B
	2007	$13.902	$14.381	943,851
	2008	$14.381	$8.414	734,524
	2009	$8.414	$9.991	574,677
	2010	$9.991	$11.118	522,469
	2011	$11.118	$11.635	478,606
	2012	$11.635	$13.458	394,361
	2013	$13.458	$17.871	354,304
	2014	$17.871	$19.270	297,576
	2015	$19.270	$19.283	265,648
	2016	$19.283	$21.131	140,627
AB VPS Growth Portfolio - Class B
	2007	$6.997	$7.777	271,554
	2008	$7.777	$4.404	218,050
	2009	$4.404	$5.773	171,828
	2010	$5.773	$6.538	151,980
	2011	$6.538	$6.513	115,168
	2012	$6.513	$7.298	98,293
	2013	$7.298	$9.629	88,060
	2014	$9.629	$10.732	88,422
	2015	$10.732	$11.521	61,175
	2016	$11.521	$11.464	56,088
AB VPS Large Cap Growth Portfolio - Class B
	2007	$6.316	$7.079	368,977
	2008	$7.079	$4.203	241,698
	2009	$4.203	$5.685	207,861
	2010	$5.685	$6.160	132,975
	2011	$6.160	$5.879	123,674
	2012	$5.879	$6.735	129,115
	2013	$6.735	$9.103	101,278
	2014	$9.103	$10.224	111,284
	2015	$10.224	$11.182	84,813
	2016	$11.182	$11.292	71,198
Fidelity VIP Government Money Market Portfolio - Initial Class
	2016	$10.000	$9.925	830,368
FTVIP Franklin High Income VIP Fund - Class 2
	2007	$11.783	$11.940	45,179
	2008	$11.940	$9.026	40,584
	2009	$9.026	$12.707	37,505
	2010	$12.707	$14.199	42,193
	2011	$14.199	$14.648	43,988
	2012	$14.648	$16.700	43,337
	2013	$16.700	$17.766	39,477
	2014	$17.766	$17.523	36,701
	2015	$17.523	$15.711	33,772
	2016	$15.711	$18.128	28,599

A-3

	FOR THE YEAR ENDING DECEMBER 31	ACCUMULATION UNIT VALUE AT BEGINNING OF PERIOD	ACCUMULATION UNIT VALUE AT END OF PERIOD	NUMBER OF UNITS OUTSTANDING AT END OF PERIOD
FTVIP Franklin Income VIP Fund - Class 2
	2007	$13.166	$13.477	470,818
	2008	$13.477	$9.353	417,122
	2009	$9.353	$12.512	389,547
	2010	$12.512	$13.909	366,646
	2011	$13.909	$14.050	346,900
	2012	$14.050	$15.615	323,571
	2013	$15.615	$17.553	292,094
	2014	$17.553	$18.117	241,874
	2015	$18.117	$16.613	171,381
	2016	$16.613	$18.689	154,860
FTVIP Franklin Mutual Shares VIP Fund - Class 2
	2007	$13.975	$14.266	222,495
	2008	$14.266	$8.852	175,485
	2009	$8.852	$11.008	174,463
	2010	$11.008	$12.076	164,900
	2011	$12.076	$11.790	144,936
	2012	$11.790	$13.288	116,422
	2013	$13.288	$16.815	106,140
	2014	$16.815	$17.771	83,488
	2015	$17.771	$16.668	73,680
	2016	$16.668	$19.085	63,249
FTVIP Franklin Small Cap Value VIP Fund - Class 2
	2007	$13.102	$12.617	84,460
	2008	$12.617	$8.338	80,825
	2009	$8.338	$10.625	74,140
	2010	$10.625	$13.441	75,104
	2011	$13.441	$12.762	75,894
	2012	$12.762	$14.906	59,268
	2013	$14.906	$20.035	47,953
	2014	$20.035	$19.879	40,727
	2015	$19.879	$18.164	36,017
	2016	$18.164	$23.331	32,979
FTVIP Templeton Foreign VIP Fund - Class 2
	2007	$15.027	$17.116	241,130
	2008	$17.116	$10.068	206,986
	2009	$10.068	$13.612	194,711
	2010	$13.612	$14.559	186,983
	2011	$14.559	$12.836	172,330
	2012	$12.836	$14.973	146,156
	2013	$14.973	$18.165	128,732
	2014	$18.165	$15.927	110,424
	2015	$15.927	$14.693	100,260
	2016	$14.693	$15.536	87,046
Invesco V.I. American Franchise Fund - Series I
	2007	$13.841	$15.970	372,166
	2008	$15.970	$8.037	306,263
	2009	$8.037	$13.168	247,793
	2010	$13.168	$15.570	191,706
	2011	$15.570	$14.413	157,952
	2012	$14.413	$16.172	166,944
	2013	$16.172	$22.359	145,245
	2014	$22.359	$23.921	128,056
	2015	$23.921	$24.782	114,612
	2016	$24.782	$25.005	90,247

A-4

	FOR THE YEAR ENDING DECEMBER 31	ACCUMULATION UNIT VALUE AT BEGINNING OF PERIOD	ACCUMULATION UNIT VALUE AT END OF PERIOD	NUMBER OF UNITS OUTSTANDING AT END OF PERIOD
Invesco V.I. American Value Fund - Series I
	2007	$14.474	$15.399	352,690
	2008	$15.399	$8.919	280,399
	2009	$8.919	$12.250	218,930
	2010	$12.250	$14.774	175,455
	2011	$14.774	$14.710	137,482
	2012	$14.710	$17.024	109,374
	2013	$17.024	$22.552	109,373
	2014	$22.552	$24.419	103,827
	2015	$24.419	$21.892	101,312
	2016	$21.892	$24.946	78,388
Invesco V.I. Capital Appreciation Fund - Series I
	2007	$7.118	$7.866	190,410
	2008	$7.866	$4.462	166,645
	2009	$4.462	$5.331	152,769
	2010	$5.331	$6.074	125,955
	2011	$6.074	$5.519	107,942
	2012	$5.519	$6.343	0
Invesco V.I. Comstock Fund - Series I
	2007	$14.308	$13.827	1,236,076
	2008	$13.827	$8.775	953,334
	2009	$8.775	$11.149	758,616
	2010	$11.149	$12.757	609,669
	2011	$12.757	$12.355	516,608
	2012	$12.355	$14.533	412,929
	2013	$14.533	$19.497	368,976
	2014	$19.497	$21.041	330,521
	2015	$21.041	$19.517	284,127
	2016	$19.517	$22.586	245,957
Invesco V.I. Core Equity Fund - Series I
	2007	$10.817	$11.536	118,456
	2008	$11.536	$7.952	107,630
	2009	$7.952	$10.065	104,206
	2010	$10.065	$10.879	89,665
	2011	$10.879	$10.727	73,893
	2012	$10.727	$12.052	59,429
	2013	$12.052	$15.368	46,571
	2014	$15.368	$16.397	41,644
	2015	$16.397	$15.244	38,366
	2016	$15.244	$16.584	27,882
Invesco V.I. Diversified Dividend Fund - Series I
	2007	$42.880	$44.089	3,396,405
	2008	$44.089	$27.685	2,746,257
	2009	$27.685	$33.952	2,274,233
	2010	$33.952	$37.009	1,907,895
	2011	$37.009	$36.588	1,602,513
	2012	$36.588	$42.856	1,376,998
	2013	$42.856	$55.403	1,199,578
	2014	$55.403	$61.672	1,065,674
	2015	$61.672	$62.103	948,177
	2016	$62.103	$70.348	833,147

A-5

	FOR THE YEAR ENDING DECEMBER 31	ACCUMULATION UNIT VALUE AT BEGINNING OF PERIOD	ACCUMULATION UNIT VALUE AT END OF PERIOD	NUMBER OF UNITS OUTSTANDING AT END OF PERIOD
Invesco V.I. Equity and Income Fund - Series I
	2011	$10.000	$18.077	163,085
	2012	$18.077	$20.077	143,860
	2013	$20.077	$24.797	124,876
	2014	$24.797	$26.674	120,489
	2015	$26.674	$25.713	106,630
	2016	$25.713	$29.206	91,431
Invesco V.I. Global Core Equity Fund - Series I
	2011	$10.000	$18.898	828,377
	2012	$18.898	$21.208	681,945
	2013	$21.208	$25.632	606,717
	2014	$25.632	$25.462	529,709
	2015	$25.462	$24.764	464,448
	2016	$24.764	$26.098	399,219
Invesco V.I. Global Dividend Growth Fund - Series I
	2007	$27.526	$29.062	1,876,654
	2008	$29.062	$16.934	1,460,052
	2009	$16.934	$19.454	1,194,325
	2010	$19.454	$21.509	999,481
	2011	$21.509	$23.249	0
Invesco V.I. High Yield Fund - Series I
	2013	$10.000	$21.447	184,522
	2014	$21.447	$21.524	143,172
	2015	$21.524	$20.563	128,737
	2016	$20.563	$22.563	112,587
Invesco V.I. High Yield Securities Fund - Series I
	2007	$14.273	$14.668	518,210
	2008	$14.668	$11.124	427,548
	2009	$11.124	$15.865	375,973
	2010	$15.865	$17.252	313,316
	2011	$17.252	$17.360	258,037
	2012	$17.360	$20.356	231,218
	2013	$20.356	$21.093	0
Invesco V.I. Income Builder Fund - Series I
	2007	$18.334	$18.666	411,373
	2008	$18.666	$13.575	304,981
	2009	$13.575	$16.762	231,860
	2010	$16.762	$18.584	197,106
	2011	$18.584	$19.814	0
Invesco V.I. Mid Cap Core Equity Fund - Series I
	2007	$12.630	$13.649	53,584
	2008	$13.649	$9.626	54,545
	2009	$9.626	$12.366	56,982
	2010	$12.366	$13.922	53,914
	2011	$13.922	$12.859	51,553
	2012	$12.859	$14.076	36,677
	2013	$14.076	$17.889	36,135
	2014	$17.889	$18.432	31,952
	2015	$18.432	$17.452	30,213
	2016	$17.452	$19.532	22,643

A-6

	FOR THE YEAR ENDING DECEMBER 31	ACCUMULATION UNIT VALUE AT BEGINNING OF PERIOD	ACCUMULATION UNIT VALUE AT END OF PERIOD	NUMBER OF UNITS OUTSTANDING AT END OF PERIOD
Invesco V.I. Mid Cap Growth Fund - Series II
	2007	$12.651	$14.678	12,416
	2008	$14.678	$7.698	20,472
	2009	$7.698	$11.877	26,201
	2010	$11.877	$14.914	23,827
	2011	$14.914	$13.337	22,250
	2012	$13.337	$14.687	21,348
	2013	$14.687	$19.795	20,405
	2014	$19.795	$21.031	21,039
	2015	$21.031	$20.965	14,658
	2016	$20.965	$20.803	12,607
Invesco V.I. S&P 500 Index Fund - Series I
	2007	$12.658	$13.140	1,225,377
	2008	$13.140	$8.159	1,014,891
	2009	$8.159	$10.169	967,647
	2010	$10.169	$11.525	839,598
	2011	$11.525	$11.581	715,772
	2012	$11.581	$13.215	593,807
	2013	$13.215	$17.198	489,105
	2014	$17.198	$19.227	451,343
	2015	$19.227	$19.164	416,504
	2016	$19.164	$21.074	350,297
Morgan Stanley VIS - Global Infrastructure Portfolio - Class X
	2007	$34.462	$40.912	1,495,766
	2008	$40.912	$26.933	1,193,798
	2009	$26.933	$31.690	955,383
	2010	$31.690	$33.431	801,809
	2011	$33.431	$38.284	660,885
	2012	$38.284	$44.828	553,926
	2013	$44.828	$52.148	493,945
	2014	$52.148	$55.228	0
Morgan Stanley VIS Aggressive Equity Portfolio - Class X
	2007	$13.525	$15.967	309,422
	2008	$15.967	$8.055	239,927
	2009	$8.055	$13.468	209,386
	2010	$13.468	$16.746	169,005
	2011	$16.746	$15.310	140,791
	2012	$15.310	$16.894	105,279
	2013	$16.894	$17.962	0
Morgan Stanley VIS European Equity Portfolio - Class X
	2007	$50.016	$57.036	881,250
	2008	$57.036	$32.242	696,851
	2009	$32.242	$40.630	569,212
	2010	$40.630	$42.982	470,005
	2011	$42.982	$38.318	390,092
	2012	$38.318	$44.799	323,607
	2013	$44.799	$56.354	282,019
	2014	$56.354	$50.519	250,207
	2015	$50.519	$47.263	218,938
	2016	$47.263	$45.445	187,281
Morgan Stanley VIS Global Advantage Portfolio - Class X
	2007	10.383	11.993	277,444
	2008	11.993	6.645	233,448
	2009	6.645	6.357	0

A-7

	FOR THE YEAR ENDING DECEMBER 31	ACCUMULATION UNIT VALUE AT BEGINNING OF PERIOD	ACCUMULATION UNIT VALUE AT END OF PERIOD	NUMBER OF UNITS OUTSTANDING AT END OF PERIOD
Morgan Stanley VIS Income Plus Portfolio - Class X
	2007	$26.505	$27.713	2,480,749
	2008	$27.713	$24.902	1,984,019
	2009	$24.902	$30.115	1,657,652
	2010	$30.115	$32.467	1,429,951
	2011	$32.467	$33.637	1,128,338
	2012	$33.637	$37.862	954,539
	2013	$37.862	$37.738	814,871
	2014	$37.738	$40.130	708,185
	2015	$40.130	$38.764	620,266
	2016	$38.764	$40.954	540,803
Morgan Stanley VIS Limited Duration Portfolio - Class X
	2007	$11.856	$12.041	572,372
	2008	$12.041	$10.108	415,568
	2009	$10.108	$10.547	400,011
	2010	$10.547	$10.651	348,726
	2011	$10.651	$10.798	298,954
	2012	$10.798	$11.008	236,775
	2013	$11.008	$10.904	201,898
	2014	$10.904	$10.879	168,208
	2015	$10.879	$10.716	146,404
	2016	$10.716	$11.111	131,452
Morgan Stanley VIS Money Market Portfolio - Class X
	2007	$14.932	$15.457	3,320,041
	2008	$15.457	$15.623	3,384,187
	2009	$15.623	$15.418	2,212,207
	2010	$15.418	$15.213	1,501,511
	2011	$15.213	$15.011	1,319,235
	2012	$15.011	$14.810	1,092,697
	2013	$14.810	$14.613	845,326
	2014	$14.613	$14.419	732,608
	2015	$14.419	$14.227	649,507
	2016	$14.227	$14.164	0
Morgan Stanley VIS Multi Cap Growth Portfolio - Class X
	2007	$60.437	$71.273	1,620,807
	2008	$71.273	$36.827	1,314,636
	2009	$36.827	$62.247	1,072,182
	2010	$62.247	$78.459	905,423
	2011	$78.459	$72.189	767,085
	2012	$72.189	$80.030	649,502
	2013	$80.030	$119.035	573,933
	2014	$119.035	$124.144	504,532
	2015	$124.144	$133.014	443,370
	2016	$133.014	$126.765	390,447
Morgan Stanley VIS Strategist Portfolio - Class X
	2007	$40.461	$43.362	1,718,848
	2008	$43.362	$32.521	1,437,064
	2009	$32.521	$38.417	1,172,614
	2010	$38.417	$40.485	1,008,179
	2011	$40.485	$36.763	818,621
	2012	$36.763	$38.774	666,856
	2013	$38.774	$41.358	0

A-8

	FOR THE YEAR ENDING DECEMBER 31	ACCUMULATION UNIT VALUE AT BEGINNING OF PERIOD	ACCUMULATION UNIT VALUE AT END OF PERIOD	NUMBER OF UNITS OUTSTANDING AT END OF PERIOD
Putnam VT Growth and Income Fund - Class IB
	2007	$13.039	$12.086	118,737
	2008	$12.086	$7.310	71,743
	2009	$7.310	$9.362	64,896
	2010	$9.362	$10.564	52,619
	2011	$10.564	$9.939	42,897
	2012	$9.939	$11.682	30,034
	2013	$11.682	$15.637	35,028
	2014	$15.637	$17.083	30,577
	2015	$17.083	$15.586	27,896
	2016	$15.586	$17.686	24,694
Putnam VT Growth Opportunities Fund - Class IB
	2016	$10.000	$10.058	22,869
Putnam VT International Equity Fund - Class IB
	2007	$11.717	$12.526	339,799
	2008	$12.526	$6.926	244,382
	2009	$6.926	$8.517	202,446
	2010	$8.517	$9.245	172,488
	2011	$9.245	$7.577	138,205
	2012	$7.577	$9.113	117,159
	2013	$9.113	$11.515	105,985
	2014	$11.515	$10.590	89,678
	2015	$10.590	$10.463	90,380
	2016	$10.463	$10.070	70,891
Putnam VT Small Cap Value Fund - Class IB
	2007	$16.419	$14.137	45,234
	2008	$14.137	$8.457	39,650
	2009	$8.457	$10.975	31,406
	2010	$10.975	$13.642	26,570
	2011	$13.642	$12.823	25,505
	2012	$12.823	$14.863	14,591
	2013	$14.863	$20.471	12,798
	2014	$20.471	$20.890	10,145
	2015	$20.890	$19.737	7,282
	2016	$19.737	$24.826	6,830
Putnam VT Voyager Fund - Class IB
	2007	$6.245	$6.501	123,721
	2008	$6.501	$4.038	89,897
	2009	$4.038	$6.530	96,902
	2010	$6.530	$7.782	90,694
	2011	$7.782	$6.308	92,848
	2012	$6.308	$7.108	55,765
	2013	$7.108	$10.080	46,400
	2014	$10.080	$10.911	44,415
	2015	$10.911	$10.107	35,871
	2016	$10.107	$10.171	0

A-9

	FOR THE YEAR ENDING DECEMBER 31	ACCUMULATION UNIT VALUE AT BEGINNING OF PERIOD	ACCUMULATION UNIT VALUE AT END OF PERIOD	NUMBER OF UNITS OUTSTANDING AT END OF PERIOD
UIF Emerging Markets Equity Portfolio, Class I
	2007	$21.854	$30.281	237,077
	2008	$30.281	$12.958	139,006
	2009	$12.958	$21.713	127,969
	2010	$21.713	$25.498	130,180
	2011	$25.498	$20.574	120,392
	2012	$20.574	$24.347	93,858
	2013	$24.347	$23.774	87,674
	2014	$23.774	$22.402	79,912
	2015	$22.402	$19.739	72,206
	2016	$19.739	$20.787	62,839
UIF Global Infrastructure - Class I
	2014	$10.000	$59.488	435,643
	2015	$59.488	$50.616	376,689
	2016	$50.616	$57.563	331,811
UIF Global Strategist Portfolio, Class I
	2007	$13.447	$15.202	277,361
	2008	$15.202	$8.305	241,222
	2009	$8.305	$10.859	170,464
	2010	$10.859	$11.322	153,737
	2011	$11.322	$10.760	132,799
	2012	$10.760	$12.085	115,037
	2013	$12.085	$13.824	2,001,539
	2014	$13.824	$13.932	1,748,862
	2015	$13.932	$12.866	1,527,391
	2016	$12.866	$13.402	1,270,504
UIF Growth Portfolio, Class I
	2007	$11.086	$13.333	361,523
	2008	$13.333	$6.684	280,879
	2009	$6.684	$10.917	231,397
	2010	$10.917	$13.233	180,292
	2011	$13.233	$12.691	150,192
	2012	$12.691	$14.320	120,107
	2013	$14.320	$20.920	95,584
	2014	$20.920	$21.952	88,653
	2015	$21.952	$24.309	71,949
	2016	$24.309	$23.591	63,674
UIF Mid Cap Growth Portfolio, Class I
	2007	$15.373	$18.603	180,676
	2008	$18.603	$9.770	151,607
	2009	$9.770	$15.197	121,157
	2010	$15.197	$19.838	99,931
	2011	$19.838	$18.179	94,780
	2012	$18.179	$19.493	65,173
	2013	$19.493	$26.441	48,293
	2014	$26.441	$26.600	40,822
	2015	$26.600	$24.695	36,906
	2016	$24.695	$22.226	33,140

A-10

	FOR THE YEAR ENDING DECEMBER 31	ACCUMULATION UNIT VALUE AT BEGINNING OF PERIOD	ACCUMULATION UNIT VALUE AT END OF PERIOD	NUMBER OF UNITS OUTSTANDING AT END OF PERIOD
UIF U.S. Real Estate Portfolio, Class I
	2007	$34.220	$27.996	159,524
	2008	$27.996	$17.153	133,656
	2009	$17.153	$21.721	113,009
	2010	$21.721	$27.851	94,331
	2011	$27.851	$29.105	82,292
	2012	$29.105	$33.261	69,746
	2013	$33.261	$33.489	58,991
	2014	$33.489	$42.860	50,638
	2015	$42.860	$43.203	38,398
	2016	$43.203	$45.530	32,148
*The Accumulation Unit Values in this table reflect a mortality and expense risk charge of 1.25% and an administrative expense charge of 0.10%.

Morgan Stanley Variable Annuity II - PROSPECTUS
ACCUMULATION UNIT VALUE AND NUMBER OF ACCUMULATION UNITS OUTSTANDING FOR EACH VARIABLE SUB-ACCOUNT*
With The Enhanced Earnings Death Benefit Option And Income and Death Benefit Combination Option 2
Mortality & Expense = 1.95

	FOR THE YEAR ENDING DECEMBER 31	ACCUMULATION UNIT VALUE AT BEGINNING OF PERIOD	ACCUMULATION UNIT VALUE AT END OF PERIOD	NUMBER OF UNITS OUTSTANDING AT END OF PERIOD
AB VPS Growth & Income Portfolio - Class B
	2007	$12.827	$13.176	3,662
	2008	$13.176	$7.655	2,527
	2009	$7.655	$9.026	2,559
	2010	$9.026	$9.975	2,243
	2011	$9.975	$10.366	2,053
	2012	$10.366	$11.906	1,925
	2013	$11.906	$15.700	269
	2014	$15.700	$16.811	254
	2015	$16.811	$16.704	235
	2016	$16.704	$18.178	135
AB VPS Growth Portfolio - Class B
	2007	$8.176	$9.024	2,186
	2008	$9.024	$5.075	2,042
	2009	$5.075	$6.606	2,007
	2010	$6.606	$7.429	1,306
	2011	$7.429	$7.349	1,166
	2012	$7.349	$8.178	1,057
	2013	$8.178	$10.714	783
	2014	$10.714	$11.857	757
	2015	$11.857	$12.641	229
	2016	$12.641	$12.491	203

A-11

	FOR THE YEAR ENDING DECEMBER 31	ACCUMULATION UNIT VALUE AT BEGINNING OF PERIOD	ACCUMULATION UNIT VALUE AT END OF PERIOD	NUMBER OF UNITS OUTSTANDING AT END OF PERIOD
AB VPS Large Cap Growth Portfolio - Class B
	2007	$7.555	$8.408	4,796
	2008	$8.408	$4.957	1,295
	2009	$4.957	$6.659	1,192
	2010	$6.659	$7.165	1,126
	2011	$7.165	$6.790	988
	2012	$6.790	$7.724	906
	2013	$7.724	$10.368	778
	2014	$10.368	$11.563	562
	2015	$11.563	$12.558	87
	2016	$12.558	$12.594	75
Fidelity VIP Government Money Market Portfolio - Initial Class
	2016	$10.000	$9.879	608
FTVIP Franklin High Income VIP Fund - Class 2
	2007	$11.562	$11.634	0
	2008	$11.634	$8.733	0
	2009	$8.733	$12.209	0
	2010	$12.209	$13.548	0
	2011	$13.548	$13.879	0
	2012	$13.879	$15.712	0
	2013	$15.712	$16.598	0
	2014	$16.598	$16.258	0
	2015	$16.258	$14.475	0
	2016	$14.475	$16.586	0
FTVIP Franklin Income VIP Fund - Class 2
	2007	$12.926	$13.138	729
	2008	$13.138	$9.054	620
	2009	$9.054	$12.027	552
	2010	$12.027	$13.277	0
	2011	$13.277	$13.318	0
	2012	$13.318	$14.698	0
	2013	$14.698	$16.407	0
	2014	$16.407	$16.816	0
	2015	$16.816	$15.313	0
	2016	$15.313	$17.107	0
FTVIP Franklin Mutual Shares VIP Fund - Class 2
	2007	$13.715	$13.903	328
	2008	$13.903	$8.566	353
	2009	$8.566	$10.578	342
	2010	$10.578	$11.524	25
	2011	$11.524	$11.173	27
	2012	$11.173	$12.505	26
	2013	$12.505	$15.714	25
	2014	$15.714	$16.491	25
	2015	$16.491	$15.359	26
	2016	$15.359	$17.465	26

A-12

	FOR THE YEAR ENDING DECEMBER 31	ACCUMULATION UNIT VALUE AT BEGINNING OF PERIOD	ACCUMULATION UNIT VALUE AT END OF PERIOD	NUMBER OF UNITS OUTSTANDING AT END OF PERIOD
FTVIP Franklin Small Cap Value VIP Fund - Class 2
	2007	$12.950	$12.383	2,651
	2008	$12.383	$8.126	273
	2009	$8.126	$10.282	276
	2010	$10.282	$12.917	260
	2011	$12.917	$12.180	255
	2012	$12.180	$14.126	252
	2013	$14.126	$18.855	0
	2014	$18.855	$18.577	0
	2015	$18.577	$16.856	0
	2016	$16.856	$21.500	0
FTVIP Templeton Foreign VIP Fund - Class 2
	2007	$14.747	$16.679	2,105
	2008	$16.679	$9.742	289
	2009	$9.742	$13.080	286
	2010	$13.080	$13.892	21
	2011	$13.892	$12.163	22
	2012	$12.163	$14.089	25
	2013	$14.089	$16.973	24
	2014	$16.973	$14.778	24
	2015	$14.778	$13.538	29
	2016	$13.538	$14.216	31
Invesco V.I. American Franchise Fund - Series I
	2007	$6.088	$6.975	2,765
	2008	$6.975	$3.486	2,548
	2009	$3.486	$5.671	2,459
	2010	$5.671	$6.659	2,195
	2011	$6.659	$6.121	1,915
	2012	$6.121	$6.820	7,474
	2013	$6.820	$9.364	4,134
	2014	$9.364	$9.948	3,732
	2015	$9.948	$10.234	1,345
	2016	$10.234	$10.254	1,225
Invesco V.I. American Value Fund - Series I
	2007	$13.981	$14.771	4,471
	2008	$14.771	$8.496	2,499
	2009	$8.496	$11.587	2,427
	2010	$11.587	$13.877	1,973
	2011	$13.877	$13.721	1,805
	2012	$13.721	$15.768	1,675
	2013	$15.768	$20.742	748
	2014	$20.742	$22.302	721
	2015	$22.302	$19.855	192
	2016	$19.855	$22.468	189
Invesco V.I. Capital Appreciation Fund - Series I
	2007	$8.112	$8.901	8,466
	2008	$8.901	$5.015	6,872
	2009	$5.015	$5.949	6,827
	2010	$5.949	$6.731	6,704
	2011	$6.731	$6.073	5,971
	2012	$6.073	$6.965	0

A-13

	FOR THE YEAR ENDING DECEMBER 31	ACCUMULATION UNIT VALUE AT BEGINNING OF PERIOD	ACCUMULATION UNIT VALUE AT END OF PERIOD	NUMBER OF UNITS OUTSTANDING AT END OF PERIOD
Invesco V.I. Comstock Fund - Series I
	2007	$13.849	$13.289	4,484
	2008	$13.289	$8.375	1,654
	2009	$8.375	$10.567	1,725
	2010	$10.567	$12.006	1,393
	2011	$12.006	$11.547	1,378
	2012	$11.547	$13.487	1,320
	2013	$13.487	$17.967	0
	2014	$17.967	$19.255	0
	2015	$19.255	$17.735	0
	2016	$17.735	$20.382	0
Invesco V.I. Core Equity Fund - Series I
	2007	$10.765	$11.399	1,323
	2008	$11.399	$7.804	1,289
	2009	$7.804	$9.810	1,180
	2010	$9.810	$10.529	1,144
	2011	$10.529	$10.309	1,061
	2012	$10.309	$11.502	990
	2013	$11.502	$14.564	763
	2014	$14.564	$15.431	543
	2015	$15.431	$14.245	181
	2016	$14.245	$15.390	178
Invesco V.I. Diversified Dividend Fund - Series I
	2007	$11.737	$11.983	5,851
	2008	$11.983	$7.472	5,782
	2009	$7.472	$9.100	5,754
	2010	$9.100	$9.850	5,670
	2011	$9.850	$9.670	2,173
	2012	$9.670	$11.247	1,954
	2013	$11.247	$14.439	1,045
	2014	$14.439	$15.961	1,028
	2015	$15.961	$15.960	641
	2016	$15.960	$17.953	165
Invesco V.I. Equity and Income Fund - Series I
	2011	$10.000	$13.389	1,202
	2012	$13.389	$14.767	1,188
	2013	$14.767	$18.110	0
	2014	$18.110	$19.346	0
	2015	$19.346	$18.518	0
	2016	$18.518	$20.888	0
Invesco V.I. Global Core Equity Fund - Series I
	2011	$10.000	$9.764	2,925
	2012	$9.764	$10.881	2,777
	2013	$10.881	$13.059	1,754
	2014	$13.059	$12.882	1,723
	2015	$12.882	$12.441	767
	2016	$12.441	$13.020	269
Invesco V.I. Global Dividend Growth Fund - Series I
	2007	$14.729	$15.442	7,297
	2008	$15.442	$8.935	4,180
	2009	$8.935	$10.193	4,153
	2010	$10.193	$11.191	3,696
	2011	$11.191	$12.069	0

A-14

	FOR THE YEAR ENDING DECEMBER 31	ACCUMULATION UNIT VALUE AT BEGINNING OF PERIOD	ACCUMULATION UNIT VALUE AT END OF PERIOD	NUMBER OF UNITS OUTSTANDING AT END OF PERIOD
Invesco V.I. High Yield Fund - Series I
	2013	$10.000	$11.636	0
	2014	$11.636	$11.597	0
	2015	$11.597	$11.002	0
	2016	$11.002	$11.988	0
Invesco V.I. High Yield Securities Fund - Series I
	2007	$8.133	$8.299	1,647
	2008	$8.299	$6.250	0
	2009	$6.250	$8.852	0
	2010	$8.852	$9.559	0
	2011	$9.559	$9.552	0
	2012	$9.552	$11.122	0
	2013	$11.122	$11.499	0
Invesco V.I. Income Builder Fund - Series I
	2007	$14.063	$14.218	3,410
	2008	$14.218	$10.267	1,152
	2009	$10.267	$12.590	1,153
	2010	$12.590	$13.861	1,199
	2011	$13.861	$14.744	0
Invesco V.I. Mid Cap Core Equity Fund - Series I
	2007	$12.394	$13.301	2,187
	2008	$13.301	$9.314	0
	2009	$9.314	$11.882	0
	2010	$11.882	$13.284	0
	2011	$13.284	$12.185	0
	2012	$12.185	$13.245	0
	2013	$13.245	$16.715	0
	2014	$16.715	$17.102	0
	2015	$17.102	$16.080	0
	2016	$16.080	$17.871	0
Invesco V.I. Mid Cap Growth Fund - Series II
	2007	$12.415	$14.302	0
	2008	$14.302	$7.449	0
	2009	$7.449	$11.412	0
	2010	$11.412	$14.230	0
	2011	$14.230	$12.637	0
	2012	$12.637	$13.819	0
	2013	$13.819	$18.494	0
	2014	$18.494	$19.513	0
	2015	$19.513	$19.316	0
	2016	$19.316	$19.033	0
Invesco V.I. S&P 500 Index Fund - Series I
	2007	$10.262	$10.578	1,997
	2008	$10.578	$6.522	1,269
	2009	$6.522	$8.072	1,186
	2010	$8.072	$9.085	1,140
	2011	$9.085	$9.066	1,025
	2012	$9.066	$10.272	930
	2013	$10.272	$13.275	668
	2014	$13.275	$14.738	648
	2015	$14.738	$14.588	197
	2016	$14.588	$15.930	184

A-15

	FOR THE YEAR ENDING DECEMBER 31	ACCUMULATION UNIT VALUE AT BEGINNING OF PERIOD	ACCUMULATION UNIT VALUE AT END OF PERIOD	NUMBER OF UNITS OUTSTANDING AT END OF PERIOD
Morgan Stanley VIS - Global Infrastructure Portfolio - Class X
	2007	$10.026	$11.818	2,505
	2008	$11.818	$7.726	630
	2009	$7.726	$9.027	0
	2010	$9.027	$9.457	0
	2011	$9.457	$10.754	0
	2012	$10.754	$12.504	0
	2013	$12.504	$14.445	0
	2014	$14.445	$15.264	0
Morgan Stanley VIS Aggressive Equity Portfolio - Class X
	2007	$9.359	$10.970	0
	2008	$10.970	$5.496	0
	2009	$5.496	$9.125	0
	2010	$9.125	$11.266	0
	2011	$11.266	$10.229	0
	2012	$10.229	$11.208	0
	2013	$11.208	$11.890	0
Morgan Stanley VIS European Equity Portfolio - Class X
	2007	$12.244	$13.865	6,427
	2008	$13.865	$7.783	2,393
	2009	$7.783	$9.739	2,377
	2010	$9.739	$10.231	1,878
	2011	$10.231	$9.058	1,756
	2012	$9.058	$10.515	1,571
	2013	$10.515	$13.136	1,276
	2014	$13.136	$11.693	1,254
	2015	$11.693	$10.863	805
	2016	$10.863	$10.373	263
Morgan Stanley VIS Global Advantage Portfolio - Class X
	2007	$9.897	$11.352	1,869
	2008	$11.352	$6.246	1,812
	2009	$6.246	$5.962	0
Morgan Stanley VIS Income Plus Portfolio - Class X
	2007	$12.762	$13.250	7,148
	2008	$13.250	$11.823	4,674
	2009	$11.823	$14.198	4,224
	2010	$14.198	$15.200	3,984
	2011	$15.200	$15.638	3,752
	2012	$15.638	$17.480	3,515
	2013	$17.480	$17.301	2,766
	2014	$17.301	$18.269	2,751
	2015	$18.269	$17.524	231
	2016	$17.524	$18.385	215
Morgan Stanley VIS Limited Duration Portfolio - Class X
	2007	10.822	10.914	0
	2008	10.914	9.098	0
	2009	9.098	9.427	0
	2010	9.427	9.453	0
	2011	9.453	9.517	0
	2012	9.517	9.634	0
	2013	9.634	9.476	0
	2014	9.476	9.389	0
	2015	9.389	9.184	0
	2016	9.184	9.455	0

A-16

	FOR THE YEAR ENDING DECEMBER 31	ACCUMULATION UNIT VALUE AT BEGINNING OF PERIOD	ACCUMULATION UNIT VALUE AT END OF PERIOD	NUMBER OF UNITS OUTSTANDING AT END OF PERIOD
Morgan Stanley VIS Money Market Portfolio - Class X
	2007	$10.182	$10.467	1,857
	2008	$10.467	$10.505	1,799
	2009	$10.505	$10.295	2,060
	2010	$10.295	$10.087	2,247
	2011	$10.087	$9.884	2,060
	2012	$9.884	$9.684	1,948
	2013	$9.684	$9.488	1,262
	2014	$9.488	$9.297	1,354
	2015	$9.297	$9.109	769
	2016	$9.109	$9.048	0
Morgan Stanley VIS Multi Cap Growth Portfolio - Class X
	2007	$8.669	$10.151	9,615
	2008	$10.151	$5.209	3,698
	2009	$5.209	$8.742	2,913
	2010	$8.742	$10.943	2,575
	2011	$10.943	$9.998	2,342
	2012	$9.998	$11.006	2,078
	2013	$11.006	$16.257	1,731
	2014	$16.257	$16.836	1,668
	2015	$16.836	$17.913	969
	2016	$17.913	$16.953	248
Morgan Stanley VIS Strategist Portfolio - Class X
	2007	$12.512	$13.315	1,211
	2008	$13.315	$9.916	1,054
	2009	$9.916	$11.633	1,021
	2010	$11.633	$12.173	553
	2011	$12.173	$10.977	608
	2012	$10.977	$11.497	635
	2013	$11.497	$12.236	0
Putnam VT Growth and Income Fund - Class IB
	2007	$11.836	$10.894	2,193
	2008	$10.894	$6.543	2,353
	2009	$6.543	$8.321	2,298
	2010	$8.321	$9.324	1,839
	2011	$9.324	$8.711	1,717
	2012	$8.711	$10.167	1,637
	2013	$10.167	$13.515	625
	2014	$13.515	$14.662	603
	2015	$14.662	$13.283	194
	2016	$13.283	$14.968	194
Putnam VT Growth Opportunities Fund - Class IB
	2016	$10.000	$10.049	260
Putnam VT International Equity Fund - Class IB
	2007	$12.758	$13.543	1,700
	2008	$13.543	$7.437	1,704
	2009	$7.437	$9.080	2,211
	2010	$9.080	$9.788	1,617
	2011	$9.788	$7.966	1,479
	2012	$7.966	$9.514	1,422
	2013	$9.514	$11.938	1,067
	2014	$11.938	$10.903	885
	2015	$10.903	$10.696	279
	2016	$10.696	$10.223	267

A-17

	FOR THE YEAR ENDING DECEMBER 31	ACCUMULATION UNIT VALUE AT BEGINNING OF PERIOD	ACCUMULATION UNIT VALUE AT END OF PERIOD	NUMBER OF UNITS OUTSTANDING AT END OF PERIOD
Putnam VT Small Cap Value Fund - Class IB
	2007	$15.892	$13.587	0
	2008	$13.587	$8.072	0
	2009	$8.072	$10.401	0
	2010	$10.401	$12.838	0
	2011	$12.838	$11.984	0
	2012	$11.984	$13.793	0
	2013	$13.793	$18.866	0
	2014	$18.866	$19.117	0
	2015	$19.117	$17.935	0
	2016	$17.935	$22.404	0
Putnam VT Voyager Fund - Class IB
	2007	$7.293	$7.538	2,508
	2008	$7.538	$4.650	2,481
	2009	$4.650	$7.467	2,200
	2010	$7.467	$8.837	1,444
	2011	$8.837	$7.113	1,316
	2012	$7.113	$7.959	1,297
	2013	$7.959	$11.208	970
	2014	$11.208	$12.048	732
	2015	$12.048	$11.082	235
	2016	$11.082	$11.083	0
UIF Emerging Markets Equity Portfolio, Class I
	2007	$24.302	$33.436	2,783
	2008	$33.436	$14.208	2,002
	2009	$14.208	$23.642	1,859
	2010	$23.642	$27.569	1,523
	2011	$27.569	$22.090	1,481
	2012	$22.090	$25.958	1,448
	2013	$25.958	$25.171	836
	2014	$25.171	$23.553	834
	2015	$23.553	$20.607	211
	2016	$20.607	$21.551	204
UIF Global Infrastructure - Class I
	2014	$10.000	$16.363	0
	2015	$16.363	$13.825	0
	2016	$13.825	$15.614	0
UIF Global Strategist Portfolio, Class I
	2007	$12.586	$14.128	2,196
	2008	$14.128	$7.664	2,215
	2009	$7.664	$9.951	2,130
	2010	$9.951	$10.303	2,140
	2011	$10.303	$9.723	2,084
	2012	$9.723	$10.844	2,029
	2013	$10.844	$12.319	765
	2014	$12.319	$12.329	761
	2015	$12.329	$11.306	302
	2016	$11.306	$11.695	298

A-18

	FOR THE YEAR ENDING DECEMBER 31	ACCUMULATION UNIT VALUE AT BEGINNING OF PERIOD	ACCUMULATION UNIT VALUE AT END OF PERIOD	NUMBER OF UNITS OUTSTANDING AT END OF PERIOD
UIF Growth Portfolio, Class I
	2007	$8.631	$10.306	1,650
	2008	$10.306	$5.130	1,563
	2009	$5.130	$8.321	1,537
	2010	$8.321	$10.017	1,387
	2011	$10.017	$9.539	1,237
	2012	$9.539	$10.689	1,170
	2013	$10.689	$15.506	916
	2014	$15.506	$16.158	859
	2015	$16.158	$17.767	402
	2016	$17.767	$17.123	163
UIF Mid Cap Growth Portfolio, Class I
	2007	$14.879	$17.879	639
	2008	$17.879	$9.324	567
	2009	$9.324	$14.402	549
	2010	$14.402	$18.670	175
	2011	$18.670	$16.989	167
	2012	$16.989	$18.090	195
	2013	$18.090	$24.367	0
	2014	$24.367	$24.342	11
	2015	$24.342	$22.442	0
	2016	$22.442	$20.057	0
UIF U.S. Real Estate Portfolio, Class I
	2007	$29.277	$23.784	3,927
	2008	$23.784	$14.470	1,622
	2009	$14.470	$18.195	1,705
	2010	$18.195	$23.168	1,179
	2011	$23.168	$24.043	1,059
	2012	$24.043	$27.284	959
	2013	$27.284	$27.279	677
	2014	$27.279	$34.669	669
	2015	$34.669	$34.703	157
	2016	$34.703	$36.318	139
*The Accumulation Unit Values in this table reflect a mortality and expense risk charge of 1.95% and an administrative expense charge of 0.10%.

A-19

Appendix B
Calculation Of Enhanced Earnings Death Benefit

Example 1. In this example, assume that the oldest Owner is age 65 at the time the Contract is issued and elects the Enhanced Earnings Death Benefit Option when the Contract is issued. The Owner makes an initial purchase payment of $100,000. After four years, the Owner dies. On the date Allstate Life receives Due Proof of Death, the Contract Value is $125,000. Prior to his death, the Owner did not make any additional purchase payments or take any withdrawals.

Excess of Earnings Withdrawals	=	$0
In-Force Premium	=	$100,000 ($100,000+$0-$0)
Death Benefit Earnings	=	$25,000 ($125,000-$100,000)
Enhanced Earnings Death Benefit	=	40% × $25,000 = $10,000
Since Death Benefit Earnings are less than In-Force Premium, the Death Benefit Earnings are used to compute the Enhanced Earnings Death Benefit amount.
Example 2. In the second example, assume the same facts as above, except that the Owner has taken a withdrawal of $10,000 during the second year of the Contract. At the time the withdrawal is taken, the Contract Value is $105,000. Here, $5,000 of the withdrawal is in excess of the Death Benefit Earnings at the time of the withdrawal. The Contract Value on the date Allstate Life receives Due Proof of Death will be assumed to be $114,000.

Excess of Earnings Withdrawals	=	$5,000 ($10,000-$5,000)
In-Force Premium	=	$95,000 ($100,000+$0-$5,000)
Death Benefit Earnings	=	$19,000 ($114,000-$95,000)
Enhanced Earnings Death Benefit	=	40%× $19,000 = $7,600
Since Death Benefit Earnings are less than In-Force Premium, the Death Benefit Earnings are used to compute the Enhanced Earnings Death Benefit amount.
Example 3. This third example is intended to illustrate the effect of adding the Enhanced Earnings Death Benefit Option after the Contract has been issued and the effect of later purchase payments. In this example, assume that the oldest Owner is age 75 at the time the Enhanced Earnings Death Benefit is elected. At the time the Contract is issued, the Owner makes a purchase payment of $100,000. After two years pass, the Owner elects to add the Enhanced Earnings Death Benefit Option. On the date this Option is added, the Contract Value is $110,000. Two years later, the Owner withdraws $50,000. Immediately prior to the withdrawal, the Contract Value is $130,000. Another two years later, the Owner makes an additional purchase payment of $40,000. A year later, the Owner dies with a Contract Value of $140,000 on the date we receive Due Proof of Death.

Excess of Earnings Withdrawals	=	$30,000 ($50,000-$20,000)
In-Force Premium	=	$120,000 ($110,000+$40,000-$30,000)
Death Benefit Earnings	=	$20,000 ($140,000-$120,000)
Enhanced Earnings Death Benefit	=	25% of $20,000 = $5,000
In this example, In-Force Premium is the Contract Value on the date the Rider was issued plus all later withdrawals and minus Excess-of-Earnings withdrawals. Since Death Benefit Earnings are less than In-Force Premium, the Death Benefit Earnings are used to compute the Enhanced Earnings Death Benefit amount.

B-1

40137                                                       MORGAN2

Morgan Stanley Variable Annuity 3
Allstate Life Insurance Company
Street Address: 5801 SW 6th Ave. Topeka, KS 66606-0001
Mailing Address: P.O. Box 758566, Topeka, KS 66675-8566
Telephone Number: 1-800-457-7617
Fax: 1-785-228-4584
Prospectus dated May 1, 2017

Allstate Life Insurance Company (“Allstate Life”) has issued the Morgan Stanley Variable Annuity 3, an individual and group flexible premium deferred variable annuity contract (“Contract”). This prospectus contains information about the Contract that you should know before investing. Please keep it for future reference. The Contract is no longer offered for new sales.
This prospectus is for informational or educational purposes. It is not intended as investment advice and is not a recommendation about managing or investing your retirement savings. In providing these materials Allstate Life Insurance Company is not acting as a fiduciary as defined by any applicable laws and regulations. Please consult with a qualified investment professional if you wish to obtain investment advice.
The Contract offers various* investment alternatives (“investment alternatives”). The investment alternatives include fixed account options (“Fixed Account Options”) and variable sub-accounts (“Variable Sub-Accounts”) of the Allstate Financial Advisor Separate Account I (“Variable Account”). Each Variable Sub-Account invests exclusively in shares of portfolios (“Portfolios”) of the following mutual funds (“Funds”):

AB Variable Products Series Fund, Inc.
AIM Variable Insurance Funds (Invesco Variable Insurance Funds) (Series I Shares)
Fidelity® Variable Insurance Products (Service Class 2)
Franklin Templeton Variable Insurance Products Trust
(Class 2 Shares)

Morgan Stanley Variable Investment Series (Class Y Shares)
 Morgan Stanley Variable Fund, Inc. (Class I Shares) (formerly The Universal Institutional Funds, Inc. – Class I Shares)
Putnam Variable Trust (Class IB Shares)

*Certain Variable Sub-Accounts are closed to Contract owners not invested in the specified Variable Sub-Accounts by a designated date. Please see the “Investment Alternatives” section of this prospectus for more information.
We (Allstate Life) have filed a Statement of Additional Information, dated May 1, 2017, with the Securities and Exchange Commission (“SEC”). It contains more information about the Contract and is incorporated herein by reference, which means that it is legally a part of this prospectus. The contents of the Statement of Additional Information are described below – see Table of Contents. For a free copy, please write or call us at the address or telephone number above, or go to the SEC’s Web site (http://www.sec.gov). You can find other information and documents about us, including documents that are legally a part of this prospectus, at the SEC’s Web site.

IMPORTANT NOTICES
The Securities and Exchange Commission has not approved or disapproved the securities described in this prospectus, nor has it passed upon the accuracy or adequacy of this prospectus. Anyone who tells you otherwise is committing a federal crime.

Investment in the Contracts involves investment risks, including possible loss of principal.

MORGAN3

(i)

Glossary of Terms

We set forth here definitions of some of the key terms used throughout this prospectus. In addition to the definitions here, we also define certain terms in the section of the prospectus that uses such terms.
Accumulation Phase: The period of time that begins on the date we issue your Contract (“Issue Date”) and continues until the Payout Start Date, which is the date we apply your money to provide income payments. During the Accumulation Phase, you may allocate your purchase payments to any combination of the Variable Sub-Accounts and/or the Fixed Account Options.
Accumulation Unit: A unit of measurement used to calculate the value of your investment in the Variable Sub-Accounts during the Accumulation Phase.
Accumulation Unit Value: The separate value for each Variable Sub-Account’s Accumulation Unit. Accumulation Unit Value is analogous to, but not the same as, the share price of a mutual fund.
Allstate Life (“we”): The issuer of the Contract. Allstate Life is a wholly owned subsidiary of Allstate Insurance Company, a stock property-liability insurance company organized under the laws of the State of Illinois. Allstate Life is licensed to operate in the District of Columbia, Puerto Rico, and all jurisdictions except the state of New York.
Annuitant: The individual whose life determines the amount and duration of income payments (other than under Income Plans with guaranteed payments for a specified period). The Annuitant must be a living person.
Automatic Additions Program: A program that may enable you to make subsequent purchase payments of at least $25 by automatically transferring amounts from your bank account or your Morgan Stanley Active AssetsTM Account. Please consult your Morgan Stanley Financial Advisor for details.
Automatic Portfolio Rebalancing Program: A program that provides for the automatic rebalancing of the Contract Value in each Variable Sub-Account and return it to the desired percentage allocations after the performance of each Sub-Account causes a shift in the percentage you allocated to each Sub-Account.
Beneficiary: The natural person(s) or entity(ies) designated as the recipients of the Death Benefit. You may name one or more primary and contingent Beneficiaries when you apply for a Contract. You may change or add Beneficiaries at any time, unless you have designated an irrevocable Beneficiary

•
Primary Beneficiary is the person who may elect to receive the death benefit or become the new Contract owner subject to the Death of Owner provision if the sole surviving Contract owner dies before the Payout Start Date. If the sole surviving Contract owner dies after the Payout Start Date, the primary Beneficiary will receive any guaranteed income payments scheduled to continue.

•
Contingent Beneficiary is the person selected by the Contract owner who will exercise the rights of the primary Beneficiary if all named primary Beneficiaries die before the death of the sole surviving Contract owner.

Contract*: The Variable Annuity 3 is a contract between you, the Contract owner, and Allstate Life, a life insurance company.
Contract Anniversary: Each twelve-month period from that date of your contract’s issue date.
Contract Owner (“you”): The person or entity who may exercise all of the rights and privileges provided by the Contract.
Contract Value: During the Accumulation Phase, the contract value is equal to the sum of the value of your Accumulation Units in the Variable Sub-Accounts you have selected, plus the value of your investment in the Fixed Account Options.
Contract Year: The period of time measured from the date we issue your Contract or a “Contract Anniversary.”
Death Benefit Anniversary: Every 6th Contract Anniversary beginning with the 6th Contract Anniversary. For example, the 6th, 12th and 18th Contract Anniversaries are the first three Death Benefit Anniversaries.
Death Benefit Combination Option: Under this option, the death benefit payable will be the greater of the death benefits provided by Death Benefit A or Death Benefit B. Death Benefit B is the Performance Death Benefit Option. Death Benefit A is only available through the Death Benefit Combination options. We sometimes refer to the Death Benefit Combination Option as the “Best of the Best” death benefit option.
Dollar Cost Averaging: An Investment option that offers the Basic Dollar Cost Averaging Option is currently not available, but we may offer it in the future. Please consult with your Morgan Stanley Financial Advisor for current information.
* In certain states the Contract was sold only as a group Contract. In these states, we issued you a certificate that represents your ownership and that summarizes the provisions of the group Contract. References to “Contract” in this prospectus include certificates unless the context requires otherwise.

1

Dollar Cost Averaging Fixed Account Options (Basic Dollar Cost Averaging Option) : The Basic Dollar Cost Averaging Option is closed to new purchase payments, including automatic additions. Under this option, purchase payments allocated to the Basic Dollar Cost Averaging Option earn interest for a 1-year period at the current rate in effect at the time of allocation. We credit interest daily at a rate that will compound over the year to the annual interest rate we guaranteed at the time of allocation. Rates may be different than those available for the Guarantee Periods described below. Renewal rates will not be less than the minimum guaranteed rate found in the Contract. You may not transfer funds from other investment alternatives to the Basic Dollar Cost Averaging Option.
6 and 12 Month Dollar Cost Averaging Options: Under these options, you may establish a Dollar Cost Averaging Program by allocating purchase payments to the Fixed Account either for 6 months (the “6 Month Dollar Cost Averaging Option”) or for 12 months (the “12 Month Dollar Cost Averaging Option”). Your purchase payments will earn interest for the period you select at the current rates in effect at the time of allocation. Rates may differ from those available for the Guarantee Periods described below. However, the crediting rates for the 6 and 12 Month Dollar Cost Averaging Options will never be less than the minimum guaranteed rate stated in the Contract.
Due Proof of Death: Documentation needed when there is a request for payment of the death benefit. We will accept the following documentation as Due Proof of Death: a certified copy of death certificate, a certified copy of decree of a court of competent jurisdiction as to the finding of death, or any other proof acceptable to us.
Enhanced Earnings Death Benefit Plus Option: An option under which the death benefit largely depends on the amount of earnings that accumulate under your Contract. The Enhanced Earnings Death Benefit Plus Option may not be available in all states.
Excess-of-Earnings Withdrawals: The amount of a withdrawal in excess of the In-Force Earnings in the Contract immediately prior to the withdrawal.
Fixed Account Options: The Fixed Account consists of our general assets other than those in segregated asset accounts.
Funds: Refers to mutual funds in which each Variable Sub-Account invests. We invest exclusively in shares of portfolios (“Portfolios”) of the following mutual funds:

AB Variable Products Series Fund, Inc.
AIM Variable Insurance Funds (Invesco Variable Insurance Funds) (Series I Shares)
Fidelity® Variable Insurance Products (Service Class 2)
Franklin Templeton Variable Insurance Products Trust
(Class 2 Shares)

Morgan Stanley Variable Investment Series (Class Y Shares)
Morgan Stanley Variable Fund, Inc. (Class I Shares) (formerly The Universal Institutional Funds, Inc. – Class I Shares)
Putnam Variable Trust (Class IB Shares)

Income and Death Benefit Combination Option 2: The Income and Death Benefit Combination Option 2 combines the features of the Income Benefit Combination Option (described in the “Income Payments” section of this prospectus) with the features of the Death Benefit Combination Option both calculated until the first Contract Anniversary after the 85th birthday of the oldest Contract Owner, or Annuitant, if the Contract Owner is a non-living person, for purchase payments, withdrawals, and Contract Anniversaries. After which, both are calculated for purchase payments and withdrawal only. The Income and Death Benefit Combination Option 2 can no longer be added to your Contract.
Income Benefit Combination Option 2: This Option guarantees that the amount you apply to an Income Plan will not be less than the income base (“Income Base”) (which is the greater of Income Base A or Income Base B). The Income Benefit Combination Option 2 can no longer be added to your Contract.
In-Force Earnings: The Contract Value minus the In-Force Premium equals the In-Force Earnings. The In-Force Earnings amount will never be less than zero.
In-Force Premium: The Contract Value on the date the Enhanced Earnings Death Benefit Plus Option is made part of your Contract (“Rider Date”) plus all purchase payments made after the Rider Date less the sum of all Excess-of-Earnings Withdrawals after the Rider Date equals In-Force Premium. If the Rider Date is the same as the Issue Date, then the Contract Value on the Rider Date is equal to your initial purchase payment.
Income Plans: A series of scheduled payments to you or someone you designate. You may choose and change your choice of Income Plan until 30 days before the Payout Start Date. If you do not select an Income Plan, we will make income payments in accordance with Income Plan 1 with guaranteed payments for 10 years unless changed by the Contract owner. After the Payout Start Date, you may not make withdrawals (except as described below) or change your choice of Income Plan. There are three Income Plans are available under the Contract. Each is available to provide: fixed income payments; variable income payments; or a combination of the two.
Investment Alternatives : Variable Sub-Accounts that invest in the shares of a corresponding Portfolio. Each Portfolio has its own investment objective(s) and policies. For more complete information about each Portfolio, including the investment objective(s), expenses and risks associated with the Portfolio, please refer to the prospectuses for the Funds.

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Issue Date: The date we issued your Contract.
Payout Phase: When you receive income payments, which begins on the Payout Start Date and continues until we make the last payment required by the Income Plan you select.
Payout Start Date: The day that we apply your Contract Value to an Income Plan. The Payout Start Date must be no later than: the Annuitant’s 99th Birthday, or the 10th Contract Anniversary, if later. You may change the Payout Start Date at any time by notifying us in writing of the change at least 30 days before the scheduled Payout Start Date. Absent a change, we will use the Payout Start Date stated in your Contract.
Performance Death Benefit Option: An option providing that on each Contract Anniversary, we will recalculate your Performance Death Benefit to equal the greater of your Contract Value on that date, or the most recently calculated Performance Death Benefit. We also will recalculate your Performance Death Benefit whenever you make an additional purchase payment or a partial withdrawal. In the absence of any withdrawals or purchase payments, the Performance Death Benefit will be the greatest of the Contract Value on the Rider Date and all Contract Anniversary Contract Values on or before the date we calculate the death benefit.
Portfolios: Underlying mutual fund(s) in which a Sub-Account of Separate Account invests. We automatically reinvest all dividends and capital gains distributions from the Portfolios in shares of the distributing Portfolio at their net asset value.
Systematic Withdrawal Program: The option to receive systematic withdrawal payments on a monthly basis at any time prior to the Payout Start Date. The minimum amount of each systematic withdrawal is $100. We will deposit systematic withdrawal payments into the Contract owner’s bank account or Morgan Stanley Account. Please consult with your Morgan Stanley Financial Advisor for details.
Tax Qualified Contracts: Contracts held in a plan which provides that the income on tax sheltered is tax deferred, and the income from annuities held by such plans does not receive any additional tax deferral. You should review the annuity features, including all benefits and expenses, prior to purchasing an annuity as a TSA or IRA.
Valuation Date: Another term for “business day,” which refers to each day Monday through Friday that the New York Stock Exchange is open for business.
Variable Account : Consists of multiple Variable SubAccounts, each of which is available under the Contract.
Variable SubAccount : Invests in the shares of a corresponding Portfolio. Each Portfolio has its own investment objective(s) and policies. You may allocate your purchase payments to various Variable Sub-Accounts.
The Contract at a Glance

The following is a snapshot of the Contract. Please read the remainder of this prospectus for more information.

Flexible Payments	We are no longer offering new contracts. You can add to your Contract as often and as much as you like, but each payment must be at least $100. You must maintain a minimum account size of $500.
Expenses	You will bear the following expenses:

• Total Variable Account annual fees equal to 1.35% of average daily net assets (1.48% if you select the Performance Death Benefit Option or 1.59% if you select the Death Benefit Combination Option, or 1.65% if you select the Income Benefit Combination Option 2 or 1.85% if you select the Income and Death Benefit Combination Option 2)

• If you select the Enhanced Earnings Death Benefit Plus Option, you will pay an additional mortality and expense risk charge of 0.15%, 0.25% or 0.35% (depending on the age of the oldest Contract owner (or Annuitant, if the Contract owner is a non-living person) on the date we receive the completed written request to add the Option, (“Rider Application Date”))

• Annual contract maintenance charge of $35 (waived in certain cases)
• Withdrawal charges ranging from 0% to 6% of purchase payment(s) withdrawn (with certain exceptions)
• Transfer fee of $25 after the 12th transfer in any Contract Year (fee currently waived)
• State premium tax (if your state imposes one)
In addition, each Portfolio pays expenses that you will bear indirectly if you invest in a Variable Sub-Account.
Investment Alternatives	The Contract offers various investment alternatives including:
• Fixed Account Options (which credit interest at rates we guarantee)

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• Variable Sub-Accounts investing in Portfolios offering professional money management by these investment advisers:
• Morgan Stanley Investment Management Inc.
• Morgan Stanley Variable Insurance Fund, Inc. (formerly The Universal Institutional Funds, Inc.)
• AIM Variable Insurance Funds (Invesco Variable Insurance Funds)
• AllianceBernstein L.P.
• Franklin Advisers, Inc.
• Franklin Mutual Advisers, LLC
• Putnam Investment Management, LLC
• Templeton Investment Counsel, LLC
• Fidelity® Management & Research Company (FMR)
To find out current rates being paid on the Fixed Account Options, or to find out how the Variable Sub-Accounts have performed, call us at 1-800-457-7617.
Special Services	For your convenience, we offer these special services:
• Automatic Additions Program
• Automatic Portfolio Rebalancing Program
• Dollar Cost Averaging Program
• Systematic Withdrawal Program
Income Payments	You can choose fixed income payments, variable income payments, or a combination of the two. You can receive your income payments in one of the following ways:
• life income with payments guaranteed for 120 months
• joint and survivor life income with guaranteed payments
• guaranteed payments for a specified period
Death Benefits	If you die before the Payout Start Date, we will pay the death benefit described in the Contract. We also offer death benefit options.
Transfers
Before the Payout Start Date, you may transfer your Contract value (“Contract Value”) among the investment alternatives, with certain restrictions. Transfers must be at least $100 or the total amount in the investment alternative, whichever is less. Transfers to the Standard Fixed Account Option for any Guarantee Period must be at least $500.

We do not currently impose a fee upon transfers. However, we reserve the right to charge $25 per transfer after the 12th transfer in each “Contract Year,” which we measure from the date we issue your Contract or a Contract anniversary (“Contract Anniversary”).

Withdrawals
You may withdraw some or all of your Contract Value at any time during the Accumulation Phase and during the Payout Phase in certain cases. In general, you must withdraw at least $500 at a time or the total amount in the investment alternative, if less. Withdrawals taken prior to annuitization (referred to in this prospectus as the Payout Phase) are generally considered to come from the earnings in the Contract first. If the Contract is tax-qualified, generally all withdrawals are treated as distributions of earnings. Withdrawals of earnings are taxed as ordinary income and, if taken prior to age 59 1/2, may be subject to an additional 10% federal tax penalty. A withdrawal charge also may apply.

How the Contract Works

The Contract basically works in two ways.
First, the Contract can help you (we assume you are the “Contract owner”) save for retirement because you can invest in up to 39 investment alternatives and generally pay no federal income taxes on any earnings until you withdraw them. You do this during what we call the “Accumulation Phase” of the Contract. The Accumulation Phase begins on the date we issue your Contract (we call that date the “Issue Date”) and continues until the Payout Start Date, which is the date we apply your money to provide income payments. During the Accumulation Phase you may allocate your purchase payments to any combination of the Variable Sub-Accounts and/or the Fixed Account Options. If you invest in any of the Fixed Account Options you will earn a fixed rate of interest that we declare periodically. If you invest in any of the Variable Sub-Accounts your investment return will vary up or down depending on the performance of the corresponding Portfolios.

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Second, the Contract can help you plan for retirement because you can use it to receive retirement income for life, and/or for a pre-set number of years, by selecting one of the income payment options (we call these “Income Plans”) described in the “Income Payments” section of this prospectus. You receive income payments during what we call the “Payout Phase” of the Contract, which begins on the Payout Start Date and continues until we make the last payment required by the Income Plan you select. During the Payout Phase, if you select a fixed amount income payment option, we guarantee the amount of your payments, which will remain fixed. If you select a variable amount income payment option, based on one or more of the Variable Sub-Accounts, the amount of your payments will vary up or down depending on the performance of the corresponding Portfolios. The amount of money you accumulate under your Contract during the Accumulation Phase and apply to an Income Plan will determine the amount of your income payments during the Payout Phase.
The timeline below illustrates how you might use your Contract.

As the Contract owner you exercise all of the rights and privileges provided by the Contract. If you die, any surviving Contract owner or, if there is none, the Beneficiary, will exercise the rights and privileges provided by the Contract. See “The Contract.” In addition, if you die before the Payout Start Date, we will pay a death benefit to any surviving Contract owner or, if there is none, to your Beneficiary. See “Death Benefits.”
Please call us at 1-800-457-7617 if you have any question about how the Contract works.
Expense Table

The table below lists the expenses that you will bear directly or indirectly when you buy a Contract. The table and the examples that follow do not reflect premium taxes that may be imposed by the state where you reside. For more information about Variable Account expenses, see “Expenses”, below. For more information about Portfolio expenses, please refer to the accompanying prospectuses for the Funds.
Contract Owner Transaction Expenses
Withdrawal Charge (as a percentage of purchase payments withdrawn)*

Number of Complete Years Since We Received the Payment Being Withdrawn	0	1	2	3	4	5	6+
Applicable Charge	6%	5%	5%	4%	3%	2%	0%
Annual Contract Maintenance Charge	$35.00**
Transfer Fee	$25***
* Each Contract Year, you may withdraw up to 15% of the aggregate amount of purchase payments as of the beginning of the Contract Year without incurring a withdrawal charge.
** If your Contract Value equals or exceeds $40,000, we will waive the charge for the remaining time your Contract is in force.
*** Applies solely to the thirteenth and all subsequent transfers within a Contract Year excluding transfers due to dollar cost averaging and automatic portfolio rebalancing. We are currently waiving the transfer fee.
Variable Account Annual Expenses (as a percentage of daily net asset value deducted from each Variable Sub-Account)

	Mortality and Expense Risk Charge	Administrative Expense Charge	Total Variable Account Annual Expense
Base Contract	1.25%	0.10%	1.35%
With the Performance Death Benefit Option	1.38%	0.10%	1.48%
With the Death Benefit Combination Option	1.49%	0.10%	1.59%
With the Income Benefit Combination Option 2*	1.55%	0.10%	1.65%
With the Income and Death Benefit Combination Option 2*	1.75%	0.10%	1.85%

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If the Enhanced Earnings Death Benefit Plus Option is elected with the Base Contract or with one of the Options listed above (assuming age is between 66 and 75 on Rider Application Date)**

	Mortality and Expense Risk Charge	Administrative Expense Charge	Total Variable Account Annual Expense
Base Contract	1.60%	0.10%	1.70%
With the Performance Death Benefit Option	1.73%	0.10%	1.83%
With the Death Benefit Combination Option	1.84%	0.10%	1.94%
With the Income Benefit Combination Option 2*	1.90%	0.10%	2.00%
With the Income and Death Benefit Combination Option 2*	2.10%	0.10%	2.20%
* These options are no longer available to be added to your Contract.
** The mortality and expense risk charge shown for the Enhanced Earnings Death Benefit Plus Option reflects a charge of 0.35% for the Option, assuming the age of the oldest Owner (or Annuitant if the Contract owner is a non-living person) is between 66 and 75 on the Rider Application Date. If the age of the oldest Owner (or Annuitant if the Contract owner is a non-living person) is between 56 and 65 on the Rider Application Date, the charge for the Option is 0.25%. If the age of the oldest Owner (or Annuitant if the Contract owner is a non-living person) is 55 or younger on the Rider Application Date, the charge for the Option is 0.15%.
PORTFOLIO ANNUAL EXPENSE – Minimum and Maximum
The next table shows the minimum and maximum total operating expenses charged by the Portfolios that you may pay periodically during the time that you own the Contract. These expenses may vary from year to year. Advisers and/or other service providers of certain Portfolios may have agreed to waive their fees and/or reimburse Portfolio expenses in order to keep the Portfolios’ expenses below specified limits. The range of expenses shown in this table does not show the effect of any such fee waiver or expense reimbursement. More detail concerning each Portfolio’s fees and expenses appears in the prospectus for each Portfolio.

	Minimum	Maximum
Total Annual Portfolio Operating Expenses(1) (expenses that are deducted from Portfolio assets, which may include management fees, distribution and/or services (12b-1) fees, and other expenses)	0.50%	1.68%

(1)	Expenses are shown as a percentage of portfolio average daily net assets (before any waiver or reimbursement) as of December 31, 2016.
EXPENSE EXAMPLES
These examples are intended to help you compare the cost of investing in the Contracts with the cost of investing in other variable annuity contracts. These costs include Contract owner transaction expenses, Contract fees, Variable Account annual expenses, and Portfolio fees and expenses. The example shows the dollar amount of expenses that you would bear directly or indirectly if you:

•	invested $10,000 in the Contract for the time periods indicated,

•	earned a 5% annual return on your investment,

•	allocate all of your Account Value to the sub-Account with the Maximum Total Annual Portfolio Operating Expenses as listed in the Expense Table, and these remain the same each year*

•	elected the Income and Death Benefit Combination Option 2 and the Enhanced Earnings Death Benefit Plus Option (Age 66-75).
The examples also assume:

•	No tax charge applies.

•	For each charge, we deduct the maximum charge rather than current charge.

•	You make no transfers, or other transactions for which we charge a fee.
Amounts shown in the examples are rounded to the nearest dollar.
* Note: Not all Portfolios offered as Sub-accounts may be available depending on optional benefit selection, the applicable jurisdiction and selling firm.

THE EXAMPLES ARE ILLUSTRATIVE ONLY. THEY SHOULD NOT BE CONSIDERED A REPRESENTATION OF PAST OR FUTURE EXPENSES OF THE UNDERLYING PORTFOLIOS. ACTUAL EXPENSES WILL BE LESS THAN THOSE SHOWN DEPENDING UPON WHICH OPTIONAL BENEFIT YOU ELECT OTHER THAN INDICATED IN THE EXAMPLES OR IF YOU ALLOCATE ACCOUNT VALUE TO ANY OTHER AVAILABLE SUB-ACCOUNTS.

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	Assuming Maximum Total Annual Portfolio Operating Expenses
	1 Year	3 Years	5 Years	10 Years
If you surrender your annuity at the end of the applicable time period:	$1,030	$1,796	$2,472	$4,407
If you annuitize your annuity at the end of the applicable time period:	$430	$1,296	$2,172	$4,407
If you do not surrender your annuity:	$430	$1,296	$2,172	$4,407
Financial Information

To measure the value of your investment in the Variable Sub-Accounts during the Accumulation Phase we use a unit of measure we call the “Accumulation Unit.” Each Variable Sub-Account has a separate value for its Accumulation Units we call the “Accumulation Unit Value.” Accumulation Unit Value is analogous to, but not the same as, the share price of a mutual fund.
Attached as Appendix B to this prospectus are the tables showing the Accumulation Unit Values of each Variable Sub-Account for the highest and lowest available Contract charge combinations. The Accumulation Unit Values for all other available combinations of charges appear in the Statement of Additional Information.
To obtain additional detail on each of the Variable Sub-Account’s financial statements, please refer to the financial statements, which are comprised of the financial statements of the underlying Sub-accounts, contained in the Statement of Additional Information.
The consolidated financial statements of Allstate Life appear in the Statement of Additional Information.

The Contract

CONTRACT OWNER
The Variable Annuity 3 is a contract between you, the Contract owner, and Allstate Life, a life insurance company. As the Contract owner, you may exercise all of the rights and privileges provided to you by the Contract. That means it is up to you to select or change (to the extent permitted):

•	the investment alternatives during the Accumulation and Payout Phases,

•	the amount and timing of your purchase payments and withdrawals,

•	the programs you want to use to invest or withdraw money,

•	the income payment plan you want to use to receive retirement income,

•	the owner, while the Annuitant is alive,

•	the Annuitant (either yourself or someone else) on whose life the income payments will be based,

•	the Beneficiary or Beneficiaries who will receive the benefits that the Contract provides when the last surviving Contract owner dies, and

•	any other rights that the Contract provides.
If you die, any surviving Contract owner or, if none, the Beneficiary will exercise the rights and privileges provided to them by the Contract.
The Contract cannot be jointly owned by both a non-living person and a living person. If the Contract owner is a grantor trust, the Contract owner will be considered a non-living person for purposes of this section and the Death Benefits section. The age of the oldest Contract owner and Annuitant cannot exceed 90 as of the date we receive the completed application or request to select a new Contract owner.
Changing ownership of this Contract may cause adverse tax consequences and may not be allowed under qualified plans. Please consult with a competent tax advisor prior to making a request for a change of Contract owner.
The Contract can also be purchased as an IRA or TSA (also known as a 403(b)). The endorsements required to qualify these annuities under the Internal Revenue Code of 1986, as amended, (“Code”) may limit or modify your rights and privileges under the Contract.
ANNUITANT
The Annuitant is the individual whose life determines the amount and duration of income payments (other than under Income Plans with guaranteed payments for a specified period). The Annuitant must be a living person. The age of the oldest Annuitant cannot exceed 90 as of the date we receive the completed application.
You initially designate an Annuitant in your application. If the Contract owner is a living person, you may change the Annuitant at any time prior to the Payout Start Date. Once we receive your change request, any change will be effective at the time you sign the written notice. We are not liable for any payment we make or other action we take before receiving any written request from you. Before the

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Payout Start Date, you may designate a joint Annuitant, who is a second person on whose life income payments depend. If the Annuitant dies prior to the Payout Start Date, the new Annuitant will be the youngest Contract owner, otherwise, the youngest Beneficiary, unless the Contract owner names a different Annuitant.
BENEFICIARY
You may name one or more primary and contingent Beneficiaries when you apply for a Contract. The primary Beneficiary is the person who may elect to receive the death benefit or become the new Contract owner subject to the Death of Owner provision if the sole surviving Contract owner dies before the Payout Start Date. If the sole surviving Contract owner dies after the Payout Start Date, the primary Beneficiary will receive any guaranteed income payments scheduled to continue.
A contingent Beneficiary is the person selected by the Contract owner who will exercise the rights of the primary Beneficiary if all named primary Beneficiaries die before the death of the sole surviving Contract owner.
You may change or add Beneficiaries at any time, unless you have designated an irrevocable Beneficiary. We will provide a change of Beneficiary form to be signed by you and filed with us. After we accept the form, the change of Beneficiary will be effective as of the date you signed the form. Until we receive your written notice to change a Beneficiary, we are entitled to rely on the most recent Beneficiary information in our files. Accordingly, if you wish to change your Beneficiary, you should deliver your written notice to us promptly. Each Beneficiary change is subject to any payment made by us or any other action we take before we accept the change.
You may restrict income payments to Beneficiaries by providing us with a written request. Once we accept the written request, the restriction will take effect as of the date you signed the request. Any restriction is subject to any payment made we make or any other action we take before we accept the request.
If you did not name a Beneficiary or, unless otherwise provided in the Beneficiary designation, if a named Beneficiary is no longer living and there are no other surviving primary or contingent Beneficiaries when the death benefit becomes payable, the new Beneficiary will be:

•	your spouse or, if he or she is no longer alive,

•	your surviving children equally, or if you have no surviving children,

•	your estate.
If there is more than one Beneficiary and one of the Beneficiaries is a corporation or other type of non-living person, all Beneficiaries will be considered to be non-living persons for the above purposes.
Unless you have provided directions to the contrary, the Beneficiaries will take equal shares. If there is more than one Beneficiary in a class (e.g., more than one primary Beneficiary) and one of the Beneficiaries predeceases the Contract owner, the remaining Beneficiaries in that class will divide the deceased Beneficiary’s share in proportion to the original share of the remaining Beneficiaries.
If there is more than one Beneficiary taking shares of the death benefit, each Beneficiary will be treated as a separate and independent owner of his or her respective share of the death benefit. Each Beneficiary will exercise all rights related to his or her share of the death benefit, including the sole right to select a payout option, subject to any restrictions previously placed upon the Beneficiary. Each Beneficiary may designate a Beneficiary(ies) for his or her respective share, but that designated Beneficiary(ies) will be restricted to the payout option chosen by the original Beneficiary.
MODIFICATION OF THE CONTRACT
Only an Allstate Life officer may approve a change in or waive any provision of the Contract. Any change or waiver must be in writing. None of our agents has the authority to change or waive the provisions of the Contract. We may not change the terms of the Contract without your consent, except to conform the Contract to applicable law or changes in the law. If a provision of the Contract is inconsistent with state law, we will follow state law.
ASSIGNMENT
No owner has a right to assign any interest in a Contract as collateral or security for a loan. However, you may assign periodic income payments under the Contract prior to the Payout Start Date. No Beneficiary may assign benefits under the Contract until they are payable to the Beneficiary. We will not be bound by any assignment until the assignor signs it and files it with us. We are not responsible for the validity of any assignment. Federal law prohibits or restricts the assignment of benefits under many types of retirement plans and the terms of such plans may themselves contain restrictions on assignments. An assignment may also result in taxes or tax penalties. You should consult with your attorney before trying to assign your Contract.

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Purchases

MINIMUM PURCHASE PAYMENTS
You may make additional purchase payments of at least $100 at any time prior to the Payout Start Date. We reserve the right to lower the minimum and limit the maximum amount of purchase payments we will accept. We may apply certain limitations, restrictions, and/or underwriting standards as a condition of acceptance of purchase payments.
AUTOMATIC ADDITIONS PROGRAM
You may make subsequent purchase payments of at least $25 by automatically transferring amounts from your bank account or your Morgan Stanley Active AssetsTM Account. Please consult your Morgan Stanley Financial Advisor for details.
ALLOCATION OF PURCHASE PAYMENTS
You must decide how to allocate your purchase payments among the investment alternatives. The allocation you specify will be effective immediately. All allocations must be in whole percentages that total 100% or in whole dollars. The minimum you may allocate to any investment alternative is $100. The minimum amount that you may allocate to the Guarantee Periods is $500. You can change your allocations by notifying us in writing.
We will allocate your purchase payments to the investment alternatives according to your most recent instructions on file with us. Unless you notify us in writing otherwise, we will allocate subsequent purchase payments according to the allocation for the previous purchase payment. We will effect any change in allocation instructions at the time we receive written notice of the change in good order.
We will credit subsequent purchase payments to the Contract on the business day that we receive the purchase payment at our headquarters. We use the term “business day” to refer to each day Monday through Friday that the New York Stock Exchange is open for business. We also refer to these days as “Valuation Dates.” If we receive your purchase payment after 3 p.m. Central Time on any Valuation Date, we will credit your purchase payment using the Accumulation Unit Values computed on the next Valuation Date. There may be circumstances where the New York Stock Exchange is open, however, due to inclement weather, natural disaster or other circumstances beyond our control, our offices may be closed or our business processing capabilities may be restricted. Under those circumstances, your Contract Value may fluctuate based on changes in the Accumulation Unit Values, but you may not be able to transfer Contract Value, or make a purchase or redemption request.
With respect to any purchase payment that is pending investment in our Variable Account, we may hold the amount temporarily in a suspense account and may earn interest on amounts held in that suspense account. You will not be credited with any interest on amounts held in that suspense account.
Contract Value

Your Contract Value at any time during the Accumulation Phase is equal to the sum of the value of your Accumulation Units in the Variable Sub-Accounts you have selected, plus the value of your investment in the Fixed Account Options.
ACCUMULATION UNITS
To determine the number of Accumulation Units of each Variable Sub-Account to allocate to your Contract, we divide (i) the amount of the purchase payment or transfer you have allocated to a Variable Sub-Account by (ii) the Accumulation Unit Value of that Variable Sub-Account next computed after we receive your payment or transfer. For example, if we receive a $10,000 purchase payment allocated to a Variable Sub-Account when the Accumulation Unit Value for the Sub-Account is $10, we would credit 1,000 Accumulation Units of that Variable Sub-Account to your Contract. Withdrawals and transfers from a Variable Sub-Account would, of course, reduce the number of Accumulation Units of that Sub-Account allocated to your Contract.
ACCUMULATION UNIT VALUE
As a general matter, the Accumulation Unit Value for each Variable Sub-Account will rise or fall to reflect:

•	changes in the share price of the Portfolio in which the Variable Sub-Account invests, and

•	the deduction of amounts reflecting the mortality and expense risk charge, administrative expense charge
We determine contract maintenance charges, withdrawal charges, and transfer fees (currently waived) separately for each Contract. They do not affect Accumulation Unit Value. Instead, we obtain payment of those charges and fees by redeeming Accumulation Units. For details on how we calculate Accumulation Unit Value, please refer to the Statement of Additional Information.
We determine a separate Accumulation Unit Value for each Variable Sub-Account on each Valuation Date. We also determine a second set of Accumulation Unit Values that reflect the cost of each optional benefit, or available combination thereof, offered under the Contract.

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You should refer to the prospectuses for the Funds that accompany this prospectus for a description of how the assets of each Portfolio are valued, since that determination directly bears on the Accumulation Unit Value of the corresponding Variable Sub- Account and, therefore, your Contract Value.
Investment Alternatives: The Variable Sub-Accounts

You may allocate your purchase payments to various Variable Sub-Accounts. Each Variable Sub-Account invests in the shares of a corresponding Portfolio. Each Portfolio has its own investment objective(s) and policies. We briefly describe the Portfolios below.
For more complete information about each Portfolio, including the investment objective(s), expenses and risks associated with the Portfolio, please refer to the prospectuses for the Funds.
The Variable Sub-Accounts that you select are your choice - we do not provide investment advice, nor do we recommend any particular Variable Sub-Account. Please consult with a qualified investment professional if you wish to obtain investment advice.
You should carefully consider the investment objectives, risks, charges and expenses of the underlying Portfolios when making an allocation to the Variable Sub-Accounts. To obtain any or all of the underlying Portfolio prospectuses, please contact us at 1-800-457-7617.

Portfolio:	Each Portfolio Seeks:	Investment Advisor:
Morgan Stanley Variable Investment Series
Morgan Stanley VIS Multi Cap Growth Portfolio – Class Y
As a primary objective, the Portfolio seeks growth of capital through investments in common stocks of companies believed by the Investment Adviser to have potential for superior growth. As a secondary objective, income but only when consistent with its primary objective.
Morgan Stanley Investment Management, Inc.
Morgan Stanley VIS European Equity Portfolio – Class Y	The Portfolio seeks to maximize the capital appreciation of its investments.
Morgan Stanley VIS Income Plus Portfolio – Class Y
As a primary objective, the Portfolio seeks a high a level of current income by investing primarily in U.S. government securities and other fixed-income securities. As a secondary objective, capital appreciation but only when consistent with its primary objective.

Morgan Stanley VIS Limited Duration Portfolio – Class Y(2)	The Portfolio seeks a high level of current income consistent with preservation of capital.
Morgan Stanley Variable Insurance Fund (VIF)
Morgan Stanley VIF Global Infrastructure Portfolio – Class II (formerly UIF Global Infrastructure Portfolio – Class II) (7)	The Portfolio seeks both capital appreciation and current income.
Morgan Stanley VIF Growth Portfolio, Class I (formerly UIF Growth Portfolio - Class I)(8)	The Portfolio seeks long-term capital appreciation by investing primarily in growth-oriented equity securities of large capitalization companies.	Morgan Stanley Investment Management, Inc.
Morgan Stanley VIF Emerging Markets Equity Portfolio, Class I (formerly UIF Emerging Markets Equity Portfolio, Class I) (9)	The Portfolio seeks long-term capital appreciation by investing primarily in growth-oriented equity securities of issuers in emerging market countries.
Morgan Stanley VIF Global Strategist Portfolio, Class I & Class II (formerly UIF Global Strategist Portfolio, Class I & Class II) (1)(10)	The Portfolio seeks total return.
Morgan Stanley VIF Mid Cap Growth Portfolio, Class I (formerly UIF Mid Cap Growth Portfolio, Class I) (11)	The Portfolio seeks long-term capital growth by investing primarily in common stocks and other equity securities.
Morgan Stanley VIF U.S. Real Estate Portfolio, Class I (formerly UIF U.S. Real Estate Portfolio, Class I) (5)(12)
The Portfolio seeks above average current income and long-term capital appreciation by investing primarily in equity securities of companies in the U.S. real estate industry, including real estate investment trusts.

AIM Variable Insurance Funds
Invesco V.I. American Franchise Fund – Series I	Capital growth	Invesco Advisers, Inc.
Invesco V.I. American Franchise Fund – Series II	Capital growth
Invesco V.I. Comstock Fund – Series II	Capital growth and income through investments in equity securities, including common stocks, preferred stocks and securities convertible into common and preferred stocks.
Invesco V.I. Equity and Income Portfolio – Series II	Capital appreciation and current income.
Invesco V.I. Global Core Equity Fund – Series II(3)	Long-term capital appreciation by investing primarily in equity securities of issuers throughout the world, including U.S. issuers.
Invesco V.I. Mid Cap Growth Fund – Series II	To seek capital growth
Invesco V.I. American Value Fund – Series I	Above-average total return over a market cycle of three to five years by investing in common stocks and other equity securities.

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Portfolio:	Each Portfolio Seeks:	Investment Advisor:
Invesco V.I. Core Equity Fund – Series I(13)	Long-term growth of capital.	Invesco Advisers, Inc.
Invesco V.I. Diversified Dividend Fund – Series II	Provide reasonable current income and long term growth of income and capital.
Invesco V.I. High Yield Fund – Series II	Total return, comprised of current income and capital appreciation.
Invesco V.I. Mid Cap Core Equity Fund – Series I(4)	Long-term growth of capital
Invesco V.I. S&P 500 Index Fund – Series II	To provide investment results that, before expenses, correspond to the total return (i.e., combination of capital changes and income) of the Standard and Poor's® 500 Composite Stock Price Index
AB Variable Products Series Fund, Inc.
AB VPS Growth and Income Portfolio – Class B	Long-term growth of capital	AllianceBernstein L.P.
AB VPS Growth Portfolio – Class B	Long-term growth of capital
AB VPS Large Cap Growth Portfolio - Class B	Long-term growth of capital
Franklin Templeton Variable Insurance Products Trust
FTVIP Franklin High Income VIP Fund – Class 2(14)	Seeks to maximize income while maintaining prospects for capital appreciation. Under normal market conditions, the fund invests in both equity and debt securities.	Franklin Advisers, Inc.
FTVIP Franklin Mutual Shares VIP Fund – Class 2
Seeks capital appreciation, with income as a secondary goal. Under normal market conditions, the fund invests primarily in U.S. and foreign equity securities that the investment manager believes are undervalued.
Franklin Mutual Advisers, LLC
FTVIP Templeton Foreign VIP Fund – Class 2	Seeks long-term capital growth. Under normal market conditions, the fund invests at least 80% of its net assets in investments of issuers located outside the U.S., including those in emerging markets.	Templeton Investment Counsel, LLC
Putnam Variable Trust
Putnam VT Growth and Income Fund – Class IB	Seeks capital growth and current income.	Putnam Investment Management, LLC
Putnam VT Growth Opportunities Fund – Class IB(6)	Seeks capital appreciation.
Putnam VT International Equity Fund – Class IB	Seeks capital appreciation.
Putnam VT Small Cap Value Fund – Class IB	Seeks capital appreciation.
Fidelity® Variable Insurance Products
Fidelity® VIP Government Money Market Portfolio – Service Class 2	As high a level of current income as is consistent with preservation of capital and liquidity.	Fidelity® Management & Research Company (FMR)

(1)	Effective on May 17, 2013, the UIF Global Strategist Portfolio - Class I & Class II was closed to new investors.

(2)
Effective November 19, 2010, Morgan Stanley VIS Limited Duration Portfolio – Class X was closed to all Contract Owners except those Contract Owners who had contract value invested in the Variable Sub-Account as of the closure date. Contract Owners who had contract value invested in the Variable Sub-Account as of the closure date may continue to submit additional investments into the Variable Sub-Account thereafter, although they will not be permitted to invest in the Variable Sub-Account if they withdrew or otherwise transferred their entire contract value from the Variable Sub-Account following the closure date. Contract Owners who did not have contract value invested in the Variable Sub-Account as of the closure date will not be permitted to invest in the Variable Sub-Account.

(3)
Effective as of October 18, 2013, the Invesco V.I. Global Core Equity – Series II Sub-Account was closed to all Contract Owners except those Contract Owners who had contract value invested in the Variable Sub-Account as of the closure date. Contract Owners who had contract value invested in the Variable Sub-Account as of the closure date may continue to submit additional investments into the Variable Sub-Account thereafter, although they will not be permitted to invest in the Variable Sub-Account if they withdrew or otherwise transferred their entire contract value from the Variable Sub-Account following the closure date. Contract Owners who did not have contract value invested in the Variable Sub-Account as of the closure date will not be permitted to invest in the Variable Sub-Account.

(4)
Effective September 1, 2015, the Invesco V.I. Mid Cap Core Equity Fund – Series I was closed to all Contract Owners except those Contract Owners who had contract value invested in the Variable Sub-Account as of the closure date. Contract Owners who had contract value invested in the Variable Sub-Account as of the closure date may continue to submit additional investments into the Variable Sub-Account thereafter, although they will not be permitted to invest in the Variable Sub-Account if they withdrew or otherwise transferred their entire contract value from the Variable Sub-Account following the closure date. Contract Owners who did not have contract value invested in the Variable Sub-Account as of the closure date will not be permitted to invest in the Variable Sub-Account.

(5)
Effective as of February 23, 2016, the UIF U.S. Real Estate Portfolio, Class I was closed to all Contract Owners except those Contract Owners who had contract value invested in the Variable Sub-Account as of the closure date. Contract Owners who had contract value invested in the Variable Sub-Account as of the closure date may continue to submit additional investments into the Variable Sub-Account thereafter, although they will not be permitted to invest in the Variable Sub-Account if they withdrew or otherwise transferred their entire contract value from the Variable Sub-Account following the closure date. Contract Owners who did not have contract value invested in the Variable Sub-Account as of the closure date will not be permitted to invest in the Variable Sub-Account.

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(6)	Effective November 18, 2016, the Putnam VT Voyager Fund – Class IB was merged into the Putnam VT Growth Opportunities Fund – Class IB.

(7)	Effective May 1, 2017, the UIF Global Infrastructure Portfolio – Class II, sub-account changed its name to the Morgan Stanley VIF Global Infrastructure Portfolio – Class II

(8)	Effective May 1, 2017, the UIF Growth Portfolio - Class I, sub-account changed its name to the Morgan Stanley Variable Insurance Fund Inc. Growth Portfolio - Class I

(9)	Effective May 1, 2017, the UIF Emerging Markets Equity, Class I, sub-account changed its name to the Morgan Stanley VIF Emerging Markets Equity, Class I,

(10)	Effective May 1, 2017, the UIF Global Strategist, Class I and Class II, sub-account changed its name to the Morgan Stanley VIF Global Strategist, Class I and Class II

(11)	Effective May 1, 2017, the UIF Mid Cap Growth, Class I, sub-account changed its name to the Morgan Stanley VIF Mid Cap Growth, Class I

(12)	Effective May 1, 2017, the UIF U.S. Real Estate, Class II - Class I, sub-account changed its name to the Morgan Stanley VIF U.S. Real Estate Portfolio - Class I

(13)
Effective as of December 23, 2016, the Invesco V.I. Core Equity Fund – Series I was closed to all Contract Owners except those Contract Owners who had contract value invested in the Variable Sub-Account as of the closure date. Contract Owners who had contract value invested in the Variable Sub-Account as of the closure date may continue to submit additional investments into the Variable Sub-Account thereafter, although they will not be permitted to invest in the Variable Sub-Account if they withdrew or otherwise transferred their entire contract value from the Variable Sub-Account following the closure date. Contract Owners who did not have contract value invested in the Variable Sub-Account as of the closure date will not be permitted to invest in the Variable Sub-Account.

(14)
Effective at the close of business April 21, 2017, the FTVIP Franklin High Income VIP Fund - Class 2 was closed for new purchase payment allocations to all Contract owners. Effective April 28, 2017, the FTVIP Franklin Income VIP Fund - Class 2 was liquidated. On the liquidation date, the Portfolio was no longer available under your Annuity contract, and any contract value allocated to this liquidated Portfolio was transferred, as of the close of business on the liquidation date to one of the default transfer portfolios. If you are in a Model Portfolio Option, your contract value was transferred to the PIMCO Real Return Portfolio - Advisor Shares. If you are not in a Model Portfolio, your contract value was transferred to the Fidelity® VIP Government Money Market Portfolio - Service Class 2.

For a period of 60 days after the liquidation date, any Contract Value that was transferred to the PIMCO Real Return Portfolio - Advisor Shares (if you are in a Model Portfolio Option) or the Fidelity® VIP Government Money Market Portfolio - Service Class 2 (if you are not in a Model Portfolio Option) as the result of the liquidation can be transferred free of charge and will not count as one of your annual free transfers. If you are in a Model Portfolio Option, any transfer out of the PIMCO Real Return Portfolio - Advisor Shares must comply with the investment requirements of that Model Portfolio Option. It is important to note that any Portfolio into which you make your transfer will be subject to the transfer limitations described in this prospectus.
Amounts you allocate to Variable Sub-Accounts may grow in value, decline in value, or grow less than you expect, depending on the investment performance of the Portfolios in which those Variable Sub-Accounts invest. You bear the investment risk that the Portfolios might not meet their investment objectives. Shares of the Portfolios are not deposits, or obligations of, or guaranteed or endorsed by any bank and are not insured by the Federal Deposit Insurance Corporation, the Federal Reserve Board or any other agency.
Investment Alternatives: The Fixed Options

You may allocate all or a portion of your purchase payments to the Fixed Account Options. We currently offer the Standard Fixed Account Option. We also currently offer the 6 and 12 month Dollar Cost Averaging Options described below. The Basic Dollar Cost Averaging Option is currently not available, but we may offer it in the future. Please consult with your Morgan Stanley Financial Advisor for current information.
The Fixed Account supports our insurance and annuity obligations. The Fixed Account consists of our general assets other than those in segregated asset accounts. We have sole discretion to invest the assets in the Fixed Accounts subject to applicable law. Any money you allocate to a Fixed Account Option does not entitle you to share in the investment experience of the Fixed Account.

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DOLLAR COST AVERAGING FIXED ACCOUNT OPTIONS
Basic Dollar Cost Averaging Option.    The Basic Dollar Cost Averaging Option is closed to new purchase payments, including automatic additions. In the future, we may offer the Basic Dollar Cost Averaging Option. Under this option, you may establish a Dollar Cost Averaging Program, as described in the “Transfers” section of this prospectus, by allocating purchase payments to the Basic Dollar Cost Averaging Option. Purchase payments that you allocate to the Basic Dollar Cost Averaging Option will earn interest for a 1 year period at the current rate in effect at the time of allocation. We will credit interest daily at a rate that will compound over the year to the annual interest rate we guaranteed at the time of allocation. Rates may be different than those available for the Guarantee Periods described below. After the one year period, we will declare a renewal rate which we guarantee for a full year. Subsequent renewal dates will be every twelve months for each purchase payment. Renewal rates will not be less than the minimum guaranteed rate found in the Contract.
You may not transfer funds from other investment alternatives to the Basic Dollar Cost Averaging Option.
6 and 12 Month Dollar Cost Averaging Options.    Under these options, you may establish a Dollar Cost Averaging Program by allocating purchase payments to the Fixed Account either for 6 months (the “6 Month Dollar Cost Averaging Option”) or for 12 months (the “12 Month Dollar Cost Averaging Option”). Your purchase payments will earn interest for the period you select at the current rates in effect at the time of allocation. Rates may differ from those available for the Guarantee Periods described below. However, the crediting rates for the 6 and 12 Month Dollar Cost Averaging Options will never be less than the minimum guaranteed rate stated in the Contract.
You must transfer all of your money out of the 6 or 12 Month Dollar Cost Averaging Options to the Variable Sub-Accounts in equal monthly installments. If we do not receive an allocation from you within one month of the date of payment, the payment plus associated interest will be transferred to the Money Market Variable Sub-Account in substantially equal monthly installments using the longest transfer period being offered at the time the purchase payment is made. If you discontinue a 6 or 12 Month Dollar Cost Averaging Option prior to last scheduled transfer, we will transfer any remaining money immediately to the Money Market Variable Sub-Account, unless you request a different Variable Sub-Account.
At the end of the transfer period, any residual amount in the Six-Month Dollar Cost Averaging Fixed Account or the Twelve-Month Dollar Cost Averaging Fixed Account will be automatically transferred to the Money Market Variable Sub-Account. For each purchase payment, the first transfer from the 6 or 12 Month Dollar Cost Averaging Fixed Account will begin within 30 days after the date we receive the payment. If we do not receive an allocation instruction from you within 30 days of when we receive payment, the purchase payment plus associated interest will be transferred to the Money Market Variable Sub-Account in equal monthly installments within the selected transfer period until we receive a different allocation instruction.
You may not transfer funds from other investment alternatives to the 6 or 12 Month Dollar Cost Averaging Options.
Transfers out of the Dollar Cost Averaging Fixed Account Options do not count towards the 12 transfers you can make without paying a transfer fee.
We may declare more than one interest rate for different monies based upon the date of allocation to the Dollar Cost Averaging Fixed Account Options.
STANDARD FIXED ACCOUNT OPTION
You may allocate purchase payments or transfers to one or more Guarantee Periods of the Standard Fixed Account Option. Each payment or transfer allocated to a Guarantee Period earns interest at a specified rate that we guarantee for a period of years. We currently offer a 6 year Guarantee Period. We offer additional Guarantee Periods at our sole discretion.
Interest Rates.    We will tell you what interest rates and Guarantee Periods we are offering at a particular time. We will not change the interest rate that we credit to a particular allocation until the end of the relevant Guarantee Period. We may declare different interest rates for Guarantee Periods of the same length that begin at different times.
We have no specific formula for determining the rate of interest that we will declare initially or in the future. We will set those interest rates based on investment returns available at the time of the determination. In addition, we may consider various other factors in determining interest rates including regulatory and tax requirements, our sales commission and administrative expenses, general economic trends, and competitive factors. We determine the interest rates to be declared in our sole discretion. We can neither predict nor guarantee what those rates will be in the future. For availability and current interest rate information, please contact your financial advisor or Allstate Life at 1-800-457-7617. The interest rate will never be less than the minimum guaranteed rate stated in the Contract.
After the Guarantee Period, we will declare a renewal rate. Subsequent renewal dates will be on anniversaries of the first renewal date. On or about each renewal date, we will notify the owner of the interest rate(s) for the Contract Year then starting.

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Investment Alternatives: Transfers

TRANSFERS DURING THE ACCUMULATION PHASE
During the Accumulation Phase, you may transfer the Contract Value among the investment alternatives. You may not transfer Contract Value into any of the Dollar Cost Averaging Fixed Account Options. You may request transfers in writing on a form that we provide or by telephone according to the procedure described below. The minimum amount that you may transfer is $100 or the total amount in the investment alternative, whichever is less. Transfers to any Guarantee Period of the Standard Fixed Account Option must be at least $500. We currently do not assess, but reserve the right to assess, a $25 charge on each transfer in excess of 12 per Contract Year. We will notify you at least 30 days before we begin imposing the transfer charge. We treat transfers to or from more than one Portfolio on the same day as one transfer.
We limit the amount you may transfer from the Standard Fixed Account Option to the Variable Account or between Guarantee Periods of the Standard Fixed Account Option in any Contract Year to the greater of:

1.	25% of the aggregate value in the Standard Fixed Account Option as of the most recent Contract Anniversary (if the amount is less than $1,000, then up to $1,000 may be transferred); or

2.	25% of the sum of all purchase payments and transfers allocated to the Standard Fixed Account Option as of the most recent Contract Anniversary.
These restrictions do not apply to transfers pursuant to dollar cost averaging. If the first renewal interest rate is less than the rate that was in effect at the time money was allocated or transferred to the Standard Fixed Account Option, we will waive the transfer restriction for that money and the accumulated interest thereon during the 60-day period following the first renewal date.
We will process transfer requests that we receive before 3:00 p.m. Central Time on any Valuation Date using the Accumulation Unit Values for that Date. We will process requests received after 3:00 p.m. on any Valuation Date using the Accumulation Unit Values for the next Valuation Date. The Contract permits us to defer transfers from the Fixed Account Options for up to 6 months from the date we receive your request. If we decide to postpone transfers for 30 days or more, we will pay interest as required by applicable law. Any interest would be payable from the date we receive the transfer request to the date we make the transfer.
MARKET TIMING & EXCESSIVE TRADING
The Contracts are intended for long-term investment. Market timing and excessive trading can potentially dilute the value of Variable Sub-Accounts and can disrupt management of a Portfolio and raise its expenses, which can impair Portfolio performance and adversely affect your Contract Value. Our policy is not to accept knowingly any money intended for the purpose of market timing or excessive trading. Accordingly, you should not invest in the Contract if your purpose is to engage in market timing or excessive trading, and you should refrain from such practices if you currently own a Contract.
We seek to detect market timing or excessive trading activity by reviewing trading activities. Portfolios also may report suspected market-timing or excessive trading activity to us. If, in our judgment, we determine that the transfers are part of a market timing strategy or are otherwise harmful to the underlying Portfolio, we will impose the trading limitations as described below under “Trading Limitations.” Because there is no universally accepted definition of what constitutes market timing or excessive trading, we will use our reasonable judgment based on all of the circumstances.
While we seek to deter market timing and excessive trading in Variable Sub-Accounts, because our procedures involve the exercise of reasonable judgment, we may not identify or prevent some market timing or excessive trading. Moreover, imposition of trading limitations is triggered by the detection of market timing or excessive trading activity, and the trading limitations are not applied prior to detection of such trading activity. Therefore, our policies and procedures do not prevent such trading activity before it is detected. As a result, some investors may be able to engage in market timing and excessive trading, while others are prohibited, and the Portfolio may experience the adverse effects of market timing and excessive trading described above.
TRADING LIMITATIONS
We reserve the right to limit transfers among the investment alternatives in any Contract year, require that all future transfer requests be submitted through U.S. Postal Service First Class Mail thereby refusing to accept transfer requests via telephone, facsimile, Internet, or overnight delivery, or to refuse any transfer request, if:

•
we believe, in our sole discretion, that certain trading practices, such as excessive trading, by, or on behalf of, one or more Contract Owners, or a specific transfer request or group of transfer requests, may have a detrimental effect on the Accumulation Unit Values of any Variable Sub-Account or on the share prices of the corresponding Portfolio or otherwise would be to the disadvantage of other Contract Owners; or

•
we are informed by one or more of the Portfolios that they intend to restrict the purchase, exchange, or redemption of Portfolio shares because of excessive trading or because they believe that a specific transfer or group of transfers would have a detrimental effect on the prices of Portfolio shares.

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In making the determination that trading activity constitutes market timing or excessive trading, we will consider, among other things:

•	the total dollar amount being transferred, both in the aggregate and in the transfer request;

•
the number of transfers you make over a period of time and/or the period of time between transfers (note: one set of transfers to and from a Variable Sub-Account in a short period of time can constitute market timing);

•
whether your transfers follow a pattern that appears designed to take advantage of short term market fluctuations, particularly within certain Variable Sub-Account underlying Portfolios that we have identified as being susceptible to market timing activities (e.g., International, High Yield, and Small Cap Variable Sub-Accounts);

•	whether the manager of the underlying Portfolio has indicated that the transfers interfere with Portfolio management or otherwise adversely impact the Portfolio; and

•	the investment objectives and/or size of the Variable Sub-Account underlying Portfolio.
We seek to apply these trading limitations uniformly. However, because these determinations involve the exercise of discretion, it is possible that we may not detect some market timing or excessive trading activity. As a result, it is possible that some investors may be able to engage in market timing or excessive trading activity, while others are prohibited, and the Portfolio may experience the adverse effects of market timing and excessive trading described above.
If we determine that a Contract Owner has engaged in market timing or excessive trading activity, we will require that all future transfer requests be submitted through U.S. Postal Service First Class Mail thereby refusing to accept transfer requests via telephone, facsimile, Internet, or overnight delivery. If we determine that a Contract Owner continues to engage in a pattern of market timing or excessive trading activity we will restrict that Contract Owner from making future additions or transfers into the impacted Variable Sub-Account(s) or will restrict that Contract Owner from making future additions or transfers into the class of Variable
Sub-Account(s) if the Variable Sub-Accounts(s) involved are vulnerable to arbitrage market timing trading activity (e.g., International, High Yield, and Small Cap Variable Sub-Accounts).
In our sole discretion, we may revise our Trading Limitations at any time as necessary to better deter or minimize market timing and excessive trading or to comply with regulatory requirements.
SHORT TERM TRADING FEES
The underlying Portfolios are authorized by SEC regulation to adopt and impose redemption fees if a Portfolio’s Board of Directors determines that such fees are necessary to minimize or eliminate short-term transfer activity that can reduce or dilute the value of outstanding shares issued by the Portfolio. The Portfolio will set the parameters relating to the redemption fee and such parameters may vary by Portfolio. If a Portfolio elects to adopt and charge redemption fees, these fees will be passed on to the Contract Owner(s) responsible for the short-term transfer activity generating the fee.
We will administer and collect redemption fees in connection with transfers between the Variable Sub-Accounts and forward these fees to the Portfolio. Please consult the Portfolio’s prospectus for more complete information regarding the fees and charges associated with each Portfolio.
TRANSFERS DURING THE PAYOUT PHASE
During the Payout Phase, you may make transfers among the Variable Sub-Accounts so as to change the relative weighting of the Variable Sub-Accounts on which your variable amount income payments will be based. In addition, you will have a limited ability to make transfers from the Variable Sub-Accounts to increase the proportion of your income payments consisting of fixed amount income payments. You may not, however, convert any portion of your right to receive fixed amount income payments into variable amount income payments.
You may not make any transfers for the first 6 months after the Payout Start Date. Thereafter, you may make transfers among the Variable Sub-Accounts or make transfers from the Variable Sub-Accounts to increase fixed amount income payments. Your transfers must be at least 6 months apart.
TELEPHONE OR ELECTRONIC TRANSFERS
You may make transfers by telephone by calling 1-800- 457-7617 if you have on file a completed authorization form. The cut off time for telephone transfer requests is 3:00 p.m. Central Time. In the event that the New York Stock Exchange closes early, i.e., before 3:00 p.m. Central Time, or in the event that the Exchange closes early for a period of time but then reopens for trading on the same day, we will process telephone transfer requests as of the close of the Exchange on that particular day. We will not accept telephone requests received at any telephone number other than the number that appears in this paragraph or received after the close of trading on the Exchange.
We may suspend, modify or terminate the telephone transfer privilege, as well as any other electronic or automated means we previously approved, at any time without notice.
We use procedures that we believe provide reasonable assurance that the telephone transfers are genuine. For example, we tape telephone conversations with persons purporting to authorize transfers and request identifying information. Accordingly, we disclaim

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any liability for losses resulting from allegedly unauthorized telephone transfers. However, if we do not take reasonable steps to help ensure that a telephone authorization is valid, we may be liable for such losses.
DOLLAR COST AVERAGING PROGRAM
Through our Dollar Cost Averaging Program, you may automatically transfer a set amount every month (or other intervals we may offer) during the Accumulation Phase from any Variable Sub-Account or the Dollar Cost Averaging Fixed Account Options to any Variable Sub-Account. Transfers made through dollar cost averaging must be $100 or more.
We will not charge a transfer fee for transfers made under this Program, nor will such transfers count against the 12 transfers you can make each Contract Year without paying a transfer fee.
The theory of dollar cost averaging is that if purchases of equal dollar amounts are made at fluctuating prices, the aggregate average cost per unit will be less than the average of the unit prices on the same purchase dates. However, participation in this Program does not assure you of a greater profit from your purchases under the Program nor will it prevent or necessarily reduce losses in a declining market. Call or write us for information on how to enroll.
AUTOMATIC PORTFOLIO REBALANCING PROGRAM
Once you have allocated your money among the Variable Sub-Accounts, the performance of each Sub-Account may cause a shift in the percentage you allocated to each Sub-Account. If you select our Automatic Portfolio Rebalancing Program, we will automatically rebalance the Contract Value in each Variable Sub-Account and return it to the desired percentage allocations. We will not include money you allocate to the Fixed Account Options in the Automatic Portfolio Rebalancing Program.
We will rebalance your account each quarter (or other intervals that we may offer) according to your instructions. We will transfer amounts among the Variable Sub-Accounts to achieve the percentage allocations you specify. You can change your allocations at any time by contacting us in writing or by telephone. The new allocation will be effective with the first rebalancing that occurs after we receive your requests. We are not responsible for rebalancing that occurs prior to receipt of your request.
Example:
Assume that you want your initial purchase payment split among 2 Variable Sub-Accounts. You want 40% to be in the Fund A Variable Sub-Account and 60% to be in the Fund B Variable Sub-Account. Over the next 2 months the bond market does very well while the stock market performs poorly. At the end of the first quarter, the Fund A Variable Sub-Account now represents 50% of your holdings because of its increase in value. If you choose to have your holdings rebalanced quarterly, on the first day of the next quarter, we would sell some of your units in the Fund A Variable Sub-Account and use the money to buy more units in the Fund B Variable Sub-Account so that the percentage allocations would again be 40% and 60% respectively.
The Automatic Portfolio Rebalancing Program is available only during the Accumulation Phase. The transfers made under the Program do not count towards the 12 transfers you can make without paying a transfer fee, and are not subject to a transfer fee.
Portfolio rebalancing is consistent with maintaining your allocation of investments among market segments, although it is accomplished by reducing your Contract Value allocated to the better performing segments.
Expenses

As a Contract owner, you will bear, directly or indirectly, the charges and expenses described below.
CONTRACT MAINTENANCE CHARGE
During the Accumulation Phase, on each Contract Anniversary, we will deduct a $35 contract maintenance charge from your Contract Value. The charge will be deducted from each Variable Sub-Account in the proportion that your investment in each bears to your Contract Value. We also will deduct a full contract maintenance charge if you withdraw your entire Contract Value. During the Payout Phase, we will deduct the charge proportionately from each variable income payment. We will waive the charge for the remaining time your contract is in force if the Contract Value is $40,000 or more on or after the Issue Date.
The charge is to compensate us for the cost of administering the Contracts and the Variable Account. Maintenance costs include expenses we incur in billing and collecting purchase payments; keeping records; processing death claims, cash withdrawals, and policy changes; proxy statements; calculating Accumulation Unit Values and income payments; and issuing reports to Contract owners and regulatory agencies. We cannot increase the charge.
MORTALITY AND EXPENSE RISK CHARGE
We deduct a mortality and expense risk charge daily at an annual rate of 1.25% of the average daily net assets you have invested in the Variable Sub-Accounts (1.38% if you select the Performance Death Benefit Option, 1.49% if you select the Death Benefit Combination Option, 1.55% if you select the Income Benefit Combination Option 2, 1.68% if you select the Income and Performance Death Benefit Option (State of Washington only) and 1.75% if you select the Income and Death Benefit Combination Option 2). The

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mortality and expense risk charge is for all the insurance benefits available with your Contract (including our guarantee of annuity rates and the death benefits), for certain expenses of the Contract, and for assuming the risk (expense risk) that the current charges will not be sufficient in the future to cover the cost of administering the Contract. If the charges under the Contract are not sufficient, then we will bear the loss. We charge an additional amount for the Performance Death Benefit Option, the Death Benefit Combination Option, the Income Benefit Combination Option 2, Income and Performance Death Benefit Option and the Income and Death Benefit Combination Option 2 to compensate us for the additional risk that we accept by providing these Options.
If you select the Enhanced Earnings Death Benefit Plus Option, the mortality and expense risk charge will include an additional 0.15% for the option if, on the Rider Application Date, the oldest Contract owner (or Annuitant if the Contract owner is a non-living person) is age 55 or younger, and an additional 0.25% if on the Rider Application Date, the oldest Owner (or Annuitant if the Contract owner is a non-living person) is between the ages of 56 and 65, and an additional 0.35% if, on the Rider Application Date, the oldest Contract owner (or Annuitant if the Contract owner is a non-living person) is between the ages of 66 and 75. We charge the additional fees for the Enhanced Earnings Death Benefit Plus Option to compensate us for the additional risk that we accept by providing the option.
We will not increase the mortality and expense risk charge for the life of the Contract. We assess the mortality and expense risk charge during both the Accumulation Phase and the Payout Phase.
ADMINISTRATIVE EXPENSE CHARGE
We deduct an administrative expense charge daily at an annual rate of 0.10% of the average daily net assets you have invested in the Variable Sub-Accounts. We will not increase the administrative expense charge for the life of the Contract. We intend this charge to cover actual administrative expenses that exceed the revenues from the contract maintenance charge. There is no necessary relationship between the amount of administrative charge imposed on a given Contract and the amount of expenses that may be attributed to that Contract. We assess this charge each day during the Accumulation Phase and the Payout Phase.
TRANSFER FEE
We do not currently impose a fee upon transfers among the investment alternatives. However, we reserve the right to charge $25 per transfer after the 12th transfer in each Contract Year. We will not charge a transfer fee on transfers that are part of a Dollar Cost Averaging or Automatic Portfolio Rebalancing Program.
WITHDRAWAL CHARGE
We may assess a withdrawal charge of up to 6% of the purchase payment(s) you withdraw. This charge declines to 0% after the expiration of 6 years from the day we receive the purchase payment being withdrawn. If you make a withdrawal before the Payout Start Date, we will apply the withdrawal charge percentage in effect on the date of the withdrawal, or the withdrawal charge percentage in effect on the following day, whichever is lower. A schedule showing how the withdrawal charge declines over the 6-year period is shown in the “Expense Table” section of this prospectus. During each Contract Year, you can withdraw all remaining purchase payments beyond the withdrawal charge period or up to 15% of the aggregate amount of your purchase payments as of the beginning of the Contract Year, whichever is greater, without paying the charge. Unused portions of this Free Withdrawal Amount are not carried forward to future Contract Years.
We will deduct withdrawal charges, if applicable, from the amount paid, unless you instruct otherwise. For purposes of the withdrawal charge, we will treat withdrawals as coming from the oldest purchase payments first and then from earnings. Therefore, additional purchase payments may reduce your ability to withdraw earnings without incurring a withdrawal charge. However, for federal income tax purposes, please note that withdrawals are considered to have come first from earnings, which means you pay taxes on the earnings portion of your withdrawal.
We do not apply a withdrawal charge in the following situations:

•	on the Payout Start Date (a withdrawal charge may apply if you elect to receive income payments for a specified period of less than 120 months);

•	the death of the Contract owner or Annuitant (unless the Contract is continued); and

•	withdrawals taken to satisfy IRS minimum distribution rules for the Contract.
We use the amounts obtained from the withdrawal charge to pay sales commissions and other promotional or distribution expenses associated with marketing the Contracts. To the extent that the withdrawal charge does not cover all sales commissions and other promotional or distribution expenses, we may use any of our corporate assets, including potential profit which may arise from the mortality and expense risk charge or any other charges or fee described above, to make up any difference.
Withdrawals of earnings are taxed as ordinary income and, if taken prior to age 59 1/2, may be subject to an additional 10% federal tax penalty.
PREMIUM TAXES
Some states and other governmental entities (e.g., municipalities) charge premium taxes or similar taxes. We are responsible for paying these taxes and will deduct them from your Contract Value. Some of these taxes are due when the Contract is issued, others are due when income payments begin or upon surrender.

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Our current practice is not to charge anyone for these taxes until income payments begin or when a total withdrawal occurs including payment upon death. At our discretion, we may discontinue this practice and deduct premium taxes from the purchase payments. Premium taxes generally range from 0% to 3.5%, depending on the state.
At the Payout Start Date, if applicable, we deduct the charge for premium taxes from each investment alternative in the proportion that the Contract value in the investment alternative bears to the total Contract Value.

DEDUCTION FOR VARIABLE ACCOUNT INCOME TAXES
We may assess a charge against the Sub-accounts and the Fixed Rate Options equal to any taxes which may be imposed upon the Separate Account. We will pay company income taxes on the taxable corporate earnings created by this Separate Account product. While we may consider company income taxes when pricing our products, we do not currently include such income taxes in the Tax Charge you pay under the contract. We will periodically review the issue of charging for these taxes and may impose a charge in the future. In calculating our corporate income tax liability, we derive certain corporate income tax benefits associated with the investment of company assets, including Separate Account assets, which are treated as company assets under applicable income tax law. These benefits reduce our overall corporate income tax liability. Under current law, such benefits may include foreign tax credits and corporate dividends received deductions. We do not pass these tax benefits through to holders of the Separate Account annuity contracts because (i) the contract owners are not the owners of the assets generating these benefits under applicable income tax law and (ii) we do not currently include company income taxes in the Tax Charge you pay under the contract.

Our status under the Code is briefly described in the “Taxes” section.

OTHER EXPENSES
Each Portfolio deducts management fees and other expenses from its assets. You indirectly bear the charges and expenses of the Portfolios whose shares are held by the Variable Sub-Accounts. These fees and expenses are described in the accompanying prospectuses for the Funds. For a summary of Portfolio annual expenses, see the “Expense Table” section of this prospectus. We may receive compensation from the investment advisers, administrators or distributors, or their affiliates, of the Portfolios in connection with the administrative, distribution (12b-1), or other services we provide to the Portfolios. We collect this compensation under agreement between us and the Portfolio’s investment adviser, administrators or distributors, and is calculated based on a percentage of the average assets allocated to the Portfolio.
Access to Your Money

You can withdraw some or all of your Contract Value at any time during the Accumulation Phase. Withdrawals also are available under limited circumstances on or after the Payout Start Date. See the “Income Payments” section of this prospectus.
You can withdraw money from the Variable Account and/or the Fixed Account Options. The amount payable upon withdrawal is the Contract Value (or portion thereof) next computed after we receive the request for a withdrawal at our headquarters, less any withdrawal charges, contract maintenance charges, income tax withholding, and any premium taxes. To complete a partial withdrawal from the Variable Account, we will cancel Accumulation Units in an amount equal to the withdrawal and any applicable charges and taxes. We will pay withdrawals from the Variable Account within 7 days of receipt of the request, subject to postponement in certain circumstances.
Withdrawals taken prior to annuitization (referred to in this prospectus as the Payout Phase) are generally considered to come from the earnings in the Contract first. If the Contract is tax-qualified, generally all withdrawals are treated as distributions of earnings. Withdrawals of earnings are taxed as ordinary income and, if taken prior to age 59 1/2, may be subject to an additional 10% federal tax penalty.
You have the opportunity to name the investment alternative(s) from which you are taking the withdrawal. If none are named, then we will withdraw the amount proportionately from the investment alternatives according to the value of your investments therein. In general, you must withdraw at least $500 at a time. You may also withdraw a lesser amount if you are withdrawing your entire interest in a Variable Sub-Account.
The total amount paid at surrender may be more or less than the total purchase payments due to prior withdrawals, any deductions, and investment performance.
WRITTEN REQUESTS AND FORMS IN GOOD ORDER.
Written requests must include sufficient information and/or documentation, and be sufficiently clear, to enable us to complete your request without the need to exercise discretion on our part to carry it out. You may contact our Customer Service Center to learn what information we require for your particular request to be in “good order.” Additionally, we may require that you submit your request on

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our form. We reserve the right to determine whether any particular request is in good order, and to change or waive any good order requirements at any time.
POSTPONEMENT OF PAYMENTS
We may postpone the payment of any amounts due from the Variable Account under the Contract if:
1.The New York Stock Exchange is closed for other than usual weekends or holidays, or trading on the Exchange is otherwise restricted;
2.An emergency exists as defined by the SEC; or
3.The SEC permits delay for your protection.
We may delay payments or transfers from the Fixed Account Options for up to 6 months or shorter period if required by law. If we delay payment or transfer for 30 days or more, we will pay interest as required by applicable law. Any interest would be payable from the date we receive the withdrawal request to the date we make the payment or transfer.
SYSTEMATIC WITHDRAWAL PROGRAM
You may choose to receive systematic withdrawal payments on a monthly basis at any time prior to the Payout Start Date. The minimum amount of each systematic withdrawal is $100. We will deposit systematic withdrawal payments into the Contract owner’s bank account or Morgan Stanley Account. Please consult with your Morgan Stanley Financial Advisor for details.
Depending on fluctuations in the value of the Variable Sub-Accounts and the value of the Fixed Account Options, systematic withdrawals may reduce or even exhaust the Contract Value. We may modify or suspend the Systematic Withdrawal Program and charge a processing fee for the service. If we modify or suspend the Systematic Withdrawal Program, existing systematic withdrawal payments will not be affected.
MINIMUM CONTRACT VALUE
If the amount you withdraw reduces your Contract Value to less than $500, we may treat it as a request to withdraw your entire Contract Value. Your Contract will terminate if you withdraw all of your Contract Value. We will, however, ask you to confirm your withdrawal request before terminating your Contract. Before terminating any Contract whose value has been reduced by withdrawals to less than $500, we would inform you in writing of our intention to terminate your Contract and give you at least 30 days in which to make an additional purchase payment to restore your Contract’s value to the contractual minimum of $500. If we terminate your Contract, we will distribute to you its Contract Value, less withdrawals and other charges and applicable taxes.
Income Payments

PAYOUT START DATE
The Payout Start Date is the day that we apply your Contract Value to an Income Plan. The Payout Start Date must be no later than:

•	the Annuitant’s 99th Birthday, or

•	the 10th Contract Anniversary, if later.
You may change the Payout Start Date at any time by notifying us in writing of the change at least 30 days before the scheduled Payout Start Date. Absent a change, we will use the Payout Start Date stated in your Contract.
INCOME PLANS
An “Income Plan” is a series of scheduled payments to you or someone you designate. You may choose and change your choice of Income Plan until 30 days before the Payout Start Date. If you do not select an Income Plan, we will make income payments in accordance with Income Plan 1 with guaranteed payments for 10 years unless changed by the Contract owner. After the Payout Start Date, you may not make withdrawals (except as described below) or change your choice of Income Plan.
A portion of each payment will be considered taxable and the remaining portion will be a non-taxable return of your investment in the Contract, which is also called the “basis”. Once the investment in the Contract is depleted, all remaining payments will be fully taxable. If the Contract is tax-qualified, generally all payments will be fully taxable. Taxable payments taken prior to age 59 1/2, may be subject to an additional 10% federal tax penalty.
Three Income Plans are available under the Contract. Each is available to provide:

•	fixed income payments;

•	variable income payments; or

•	a combination of the two.

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The three Income Plans are:
Income Plan 1 – Life Income With Payments Guaranteed for 120 Months.    Under this plan, we make monthly income payments for at least as long as the Annuitant lives. If the Annuitant dies before we have made all of the 120 months guaranteed income payments, we will continue to pay the remainder of the guaranteed income payments as required by the Contract.
Income Plan 2 –Joint and Survivor Life Income.     Under this plan, we make periodic income payments for as long as either the Annuitant or the joint Annuitant is alive. No income payments will be made after the death of both the Annuitant and the joint Annuitant.
Income Plan 3 – Guaranteed Payments For a Specified Period.    Under this plan, we make periodic income payments for the period you have chosen. These payments do not depend on the Annuitant’s life. A withdrawal charge may apply if the specified period is less than 10 years. We will deduct the mortality and expense risk charge from the assets of the Variable Account supporting this Income Plan even though we may not bear any mortality risk.
The length of any guaranteed payment period under your selected Income Plan generally will affect the dollar amounts of each income payment. As a general rule, longer guaranteed periods result in lower income payments, all other things being equal. For example, if you choose an Income Plan with payments that depend on the life of the Annuitant but with no minimum specified period for guaranteed payments, the income payments generally will be greater than the income payments made under the same Income Plan with a minimum specified period for guaranteed payments.
We deduct applicable premium taxes from the contract value at the Payout Start Date. We may make other Income Plans available including ones that you and we agree upon. You may obtain information about them by writing or calling us.
If you choose Income Plan 1 or 2, or, if available, another Income Plan with payments that continue for the life of the Annuitant or joint Annuitant, we may require proof of age and sex of the Annuitant or joint Annuitant before starting income payments, and proof that the Annuitant or joint Annuitant is still alive before we make each payment. Please note that under these Income Plans, if you elect to take no minimum guaranteed payments, it is possible that the payee could receive only 1 income payment if the Annuitant and any joint Annuitant both die before the second income payment, or only 2 income payments if they die before the third income payment, and so on.
Generally, you may not make withdrawals after the Payout Start Date. One exception to this rule applies if you are receiving income payments that do not depend on the life of the Annuitant (such as under Income Plan 3). In that case you may terminate all or part of the Variable Account portion of the income payments at any time and receive a lump sum equal to the present value of the remaining variable payments associated with the amount withdrawn. To determine the present value of any remaining variable income payments being withdrawn, we use a discount rate equal to the assumed annual investment rate that we use to compute such variable income payments. The minimum amount you may withdraw under this feature is $1,000. A withdrawal charge may apply.
You may apply your Contract Value to an Income Plan. If you elected the Income Benefit Combination Option 2 or the Income and Death Benefit Combination Option 2 you may be able to apply an amount greater than your Contract Value to an Income Plan. You must apply at least the Contract Value in the Fixed Account Options on the Payout Start Date to fixed income payments. If you wish to apply any portion of your Fixed Account Options balance to provide variable income payments, you should plan ahead and transfer that amount to the Variable Sub-Accounts prior to the Payout Start Date. If you do not tell us how to allocate your Contract Value among fixed and variable income payments, we will apply your Contract Value in the Variable Account to variable income payments and your Contract Value in the Fixed Account Options to fixed income payments.
We will apply your Contract Value, less applicable taxes, to your Income Plan on the Payout Start Date. If the amount available to apply under an Income Plan is less than $2,000, or not enough to provide an initial payment of at least $20, and state law permits, we may:

•	terminate the Contract and pay you the Contract Value, less any applicable taxes, in a lump sum instead of the periodic payments you have chosen, or

•	we may reduce the frequency of your payments so that each payment will be at least $20.
VARIABLE INCOME PAYMENTS
The amount of your variable income payments depends upon the investment results of the Variable Sub-Accounts you select, the premium taxes you pay, the age and sex of the Annuitant, and the Income Plan you choose. We guarantee that the payments will not be affected by (a) actual mortality experience and (b) the amount of our administration expenses.
We cannot predict the total amount of your variable income payments. Your variable income payments may be more or less than your total purchase payments because (a) variable income payments vary with the investment results of the underlying Portfolios, and (b) the Annuitant could live longer or shorter than we expect based on the tables we use.
In calculating the amount of the periodic payments in the annuity tables in the Contract, we assumed an annual investment rate of 3%. If the actual net investment return of the Variable Sub-Accounts you choose is less than this assumed investment rate, then the dollar amount of your variable income payments will decrease. The dollar amount of your variable income payments will increase, however,

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if the actual net investment return exceeds the assumed investment rate. The dollar amount of the variable income payments stays level if the net investment return equals the assumed investment rate. Please refer to the Statement of Additional Information for more detailed information as to how we determine variable income payments.
FIXED INCOME PAYMENTS
We guarantee income payment amounts derived from any Fixed Account Option for the duration of the Income Plan. We calculate the fixed income payments by:

1.	deducting any applicable premium tax; and

2.	applying the resulting amount to the greater of (a) the appropriate value from the income payment table in your Contract or (b) such other value as we are offering at that time.
We may defer making fixed income payments for a period of up to 6 months or such shorter time state law may require. If we defer payments for 30 days or more, we will pay interest as required by law from the date we receive the withdrawal request to the date we make payment.
INCOME BENEFIT COMBINATION OPTION 2
The Income Benefit Combination Option 2 can no longer be added to your Contract. The following describes the option for Contract Owners who have previously elected this option. This Option guarantees that the amount you apply to an Income Plan will not be less than the income base (“Income Base”) (which is the greater of Income Base A or Income Base B), described below.
Eligibility.     To qualify for this benefit, you must meet the following conditions as of the Payout Start Date:

•	You must elect a payout Start Date that is on or after the 10th anniversary of the date we issued the rider for this Option (the “Rider Date”);

•	The Payout Start Date must occur during the 30 day period following a Contract Anniversary; and

•
You must apply the Income Base to fixed income payments or variable income payments as we may permit from time to time. Currently, you must elect to receive fixed income payments, which will be calculated using the appropriate Guaranteed Income Payments Table provided in your Contract; and

•	The Income Plan you have selected must provide for payments guaranteed for either a single life or joint lives with a specified period of at least:

1.	10 years, if the youngest Annuitant’s age is 80 or less on the date the amount is applied; or

2.	5 years, if the youngest Annuitant’s age is greater than 80 on the date the amount is applied.
If your current Contract Value is higher than the value calculated under Income Benefit Combination Option 2, you can apply the Contract Value to any Income Plan.
INCOME BASE
The Income Base is the greater of Income Base A or Income Base B.
The Income Base is used solely for the purpose of calculating the guaranteed income benefit under this Option (“guaranteed income benefit”) and does not provide a Contract Value or guarantee performance of any investment option.
Income Base A.    On the Rider Date, Income Base A is equal to the Contract Value. After the Rider Date, we recalculate Income Base A as follows on the Contract Anniversary and when a purchase payment or withdrawal is made. For purchase payments, Income Base A is equal to the most recently calculated Income Base A plus the purchase payment. For withdrawals, Income Base A is equal to the most recently calculated Income Base A reduced by a withdrawal adjustment (described below). On each Contract Anniversary, Income Base A is equal to the greater of the Contract Value or the most recently calculated Income Base A.
In the absence of any withdrawals or purchase payments, Income Base A will be the greatest of the Contract Value on the Rider Date and all Contract Anniversary Contract Values between the Rider Date and the Payout Start Date.
We will recalculate Income Base A as described above until the first Contract Anniversary after the 85th birthday of the oldest Contract owner or Annuitant (if the Contract owner is not a living person). After age 85, we will only recalculate Income Base A to reflect additional purchase payments and withdrawals.
Income Base B.    On the Rider Date, Income Base B is equal to the Contract Value. After the Rider Date, Income Base B plus any subsequent purchase payments and less a withdrawal adjustment (described below) for any subsequent withdrawals will accumulate daily at a rate equivalent to 5% per year until the first Contract Anniversary after the 85th birthday of the oldest Contract owner or Annuitant (if the Contract owner is not a living person).
Withdrawal Adjustment.    The withdrawal adjustment is equal to (1) divided by (2), with the result multiplied by (3) where:

1)	= the withdrawal amount

2)	= the Contract Value immediately prior to the withdrawal, and

3)	= the most recently calculated Income Base

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The guaranteed income benefit amount is determined by applying the Income Base less any applicable taxes to the guaranteed rates for the Income Plan you elect. The Income Plan you elect must satisfy the conditions described above.
As described above, you may currently apply the Income Base only to receive period certain fixed income payments. If, however, you apply the Contract Value and not the Income Base to an Income Plan, then you may select fixed and/or variable income payments under any Income Plan we offer at that time. If you expect to apply your Contract Value to variable and/or fixed income payment options, or you expect to apply your Contract Value to current annuity payment rates then in effect, electing the Income Benefit Combination Option 2 may not be appropriate.
CERTAIN EMPLOYEE BENEFIT PLANS
The Contracts offered by this prospectus contain income payment tables that provide for different payments to men and women of the same age, except in states that require unisex tables. We reserve the right to use income payment tables that do not distinguish on the basis of sex to the extent permitted by law. In certain employment- related situations, employers are required by law to use the same income payment tables for men and women. Accordingly, if the Contract is to be used in connection with an employment-related retirement or benefit plan and we do not offer unisex annuity tables in your state, you should consult with legal counsel as to whether the purchase of a Contract is appropriate.
Death Benefits

We will pay a death benefit if, prior to the Payout Start Date, any Contract owner (or Annuitant, if the Contract owner is a non-living individual) dies.
We will pay the death benefit to the new Contract owner (“New Owner”) who is determined immediately after the death. The new Contract owner would be the surviving Contract owner(s) or, if none, the Beneficiary(ies).
A request for payment of the death benefit must include “Due Proof of Death.” We will accept the following documentation as Due Proof of Death:

•	a certified copy of a death certificate,

•	a certified copy of a decree of a court of competent jurisdiction as to the finding of death, or

•	any other proof acceptable to us.
DEATH BENEFIT AMOUNT
Prior to the Payout Start Date, if we receive a complete request for payment of the death benefit within 180 days of the date of death, the death benefit is equal to the greatest of:

1.	the Contract Value as of the date we determine the death benefit, or

2.	the sum of all purchase payments made less any withdrawals, and less any amounts deducted in connection with partial withdrawals (including any withdrawal charges or applicable premium taxes), or

3.
the Contract Value on the most recent Death Benefit Anniversary prior to the date we determine the death benefit, plus any purchase payments and less any withdrawals, and less any amounts deducted in connection with any partial withdrawals since that Death Benefit Anniversary.

If we do not receive a complete request for payment of the death benefit within 180 days of the date of death, the death benefit is equal to the Contract Value as of the date we determine the death benefit. We reserve the right to waive the 180 day limit on a non-discriminatory basis.
A “Death Benefit Anniversary” is every 6th Contract Anniversary beginning with the 6th Contract Anniversary. For example, the 6th, 12th and 18th Contract Anniversaries are the first three Death Benefit Anniversaries.
We will determine the value of the death benefit as of the end of the Valuation Date on which we receive a complete request for payment of the death benefit. If we receive a request after 3:00 p.m. Central Time on a Valuation Date, we will process the request as of the end of the following Valuation Date.
Where there are multiple beneficiaries, we will value the death benefit at the time the first beneficiary submits a complete request for payment of the death benefit. Any death benefit amounts attributable to any beneficiary which remain in the Variable Sub-Accounts are subject to investment risk.
DEATH BENEFIT OPTIONS
The Performance Death Benefit Option and Death Benefit Combination Option are optional benefits that you may elect. Please note, once you have selected an optional income or death benefit (each an “option”), your ability to select a different option may be limited. The Income and Death Benefit Combination Option 2 can no longer be added to your Contract. Please consult with your financial advisor concerning any such limitations before selecting any option. We may discontinue offering these options at any time.

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If the Contract owner is a living person, these death benefit options apply only on the death of the Contract owner. If the Contract owner is not a living person, these options apply only on the death of the Annuitant. For Contracts with a death benefit option, the death benefit will be the greater of (1) through (3) above, or (4) the death benefit option you selected. If we do not receive a complete request for settlement of the death benefit within 180 days of the date of death, the death benefit option will not apply and the death benefit will be equal to the Contract Value as of the date we determine the death benefit. The death benefit options may not be available in all states.
Performance Death Benefit Option.    The Performance Death Benefit on the date we issue the rider for this option (“Rider Date”) is equal to the Contract Value. On each Contract Anniversary, we will recalculate your Performance Death Benefit to equal the greater of your Contract Value on that date, or the most recently calculated Performance Death Benefit.
We also will recalculate your Performance Death Benefit whenever you make an additional purchase payment or a partial withdrawal. Additional purchase payments will increase the Performance Death Benefit dollar-for-dollar. Withdrawals will reduce the Performance Death Benefit by an amount equal to: (i) the Performance Death Benefit immediately before the withdrawal, multiplied by (ii) the ratio of the withdrawal amount to the Contract Value just before the withdrawal.
In the absence of any withdrawals or purchase payments, the Performance Death Benefit will be the greatest of the Contract Value on the Rider Date and all Contract Anniversary Contract Values on or before the date we calculate the death benefit.
We will recalculate the Performance Death Benefit as described above until the oldest Contract owner (the Annuitant, if the owner is not a living person), attains age 85. After age 85, we will recalculate the Performance Death Benefit only to reflect additional purchase payments and withdrawals.
If you select the Performance Death Benefit Option, the highest age of any Contract owner and Annuitant as of the date we receive the written request to add the rider cannot exceed age 80.
Death Benefit Combination Option.    If you select the Death Benefit Combination Option, the death benefit payable will be the greater of the death benefits provided by Death Benefit A or Death Benefit B. Death Benefit B is the Performance Death Benefit Option described above. Death Benefit A is only available through the Death Benefit Combination options. We sometimes refer to the Death Benefit Combination Option as the “Best of the Best” death benefit option.
Death Benefit A.    Death Benefit A on the date we issue the rider for this option (“Rider Date”) is equal to the Contract Value. On the first Contract Anniversary after the Rider Date, Death Benefit A is equal to the Contract Value on the Rider Date plus interest which will accumulate at an annual rate of 5% per year for the portion of the year since the Rider Date. On each subsequent Contract Anniversary, we will multiply Death Benefit A as of the prior Contract Anniversary by 1.05. This results in an increase of 5% annually.
We will recalculate Death Benefit A as described above, but not beyond the Contract Anniversary preceding the oldest Contract owner’s (the Annuitant, if the owner is not a living person), 85th birthday. For all ages, we will recalculate Death Benefit A on each Contract Anniversary, or upon receipt of a death claim, as follows:

•
We will reduce the Death Benefit A by a withdrawal adjustment equal to: (i) the Death Benefit A, immediately before the withdrawal, multiplied by (ii) the ratio of the withdrawal amount to the Contract Value just before the withdrawal for any withdrawals since the prior Contract Anniversary; and

•	We will increase Death Benefit A by any additional purchase payments since the prior Contract Anniversary.
If you select the Death Benefit Combination Option, the highest age of any Contract owner and Annuitant as of the date we receive the written request to add the rider cannot exceed age 80.
Income and Death Benefit Combination Option 2.     The Income and Death Benefit Combination Option 2 can no longer be added to your Contract. The following describes the option for Contract owners who have previously elected this option.
The Income and Death Benefit Combination Option 2 combines the features of the Income Benefit Combination Option (described in the “Income Payments” section of this prospectus) with the features of the Death Benefit Combination Option (described above) both calculated until the first Contract Anniversary after the 85th birthday of the oldest Contract Owner, or Annuitant, if the Contract Owner is a non-living person, for purchase payments, withdrawals, and Contract Anniversaries. After which, both are calculated for purchase payments and withdrawal only.
In calculating the benefits payable for all ages, the withdrawal adjustment is equal to: (i) the Death Benefit A, Death Benefit B, or Income Base, as applicable immediately before the withdrawal, multiplied by (ii) the ratio of the withdrawal amount to the Contract Value just before the withdrawal.
If you selected the Income and Death Benefit Combination Option 2, the highest age of any Contract Owner and Annuitant as of the date we receive the completed application, or the date we receive the written request to add the rider, whichever is later, cannot exceed age 75.
In the state of Washington only, we offered the Income and Performance Death Benefit Combination Option which combines the features of the Income Benefit Combination Option 2 with the features of the Performance Death Benefit Option. This option can no

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longer be added to your Contract. The mortality and expense risk charge for the Income and Performance Death Benefit Combination Option is an additional 0.43%.
Enhanced Earnings Death Benefit Plus Option    You may elect the Enhanced Earnings Death Benefit Plus Option alone or together with any other death and/or income benefit option offered under the Contract. If the oldest Contract owner (or Annuitant if the Contract owner is a non-living person) is age 75 or younger as of the Rider Application Date, you may elect the Enhanced Earnings Death Benefit Plus Option. The Enhanced Earnings Death Benefit Plus Option may not be available in all states. We may discontinue offering this option at any time. The Enhanced Earnings Death Benefit Plus Option and the charge for this option will terminate upon the change of Contract owner (or Annuitant if the Contract owner is a non-living person) for reasons other than death. Under the Enhanced Earnings Death Benefit Plus Option, if the oldest Contract owner (or Annuitant if the Contract owner is a non-living person) is age 55 or younger on the Rider Application Date, the death benefit is increased by

•
the lesser of 100% of In-Force Premium, excluding purchase payments made after the Rider Date and in the twelve month period immediately preceding the date of death of the Contract owner (or Annuitant if the Contract owner is a non-living person) or 50% of In-Force Earnings.

If the oldest Contract owner (or the Annuitant if the Contract owner is a non-living person) is between the ages of 56 and 65 on the date we receive the written request to add this option, the death benefit is increased by:

•
the lesser of 80% of In-Force Premium, excluding purchase payments made after the Rider Date and in the twelve month period immediately preceding the date of death of the Contract owner (or Annuitant if the Contract owner is a non-living person) or 40% of In-Force Earnings.

If the oldest Contract owner (or the Annuitant if the Contract owner is a non-living person) is between the ages of 66 and 75 on the date we receive the completed application or the date we receive the written request to add this option, whichever is later, the death benefit is increased by:

•
the lesser of 50% of In-Force Premium, excluding purchase payments made after the Rider Date and in the twelve month period immediately preceding the date of death of the Contract owner (or Annuitant if the Contract owner is a non-living person) or 25% of In-Force Earnings.

For purpose of calculating the Enhanced Earnings Death Benefit Plus, the following definitions apply:
In-Force Premium equals the Contract Value on the date the Enhanced Earnings Death Benefit Plus Option is made part of your Contract (“Rider Date”) plus all purchase payments made after the Rider Date less the sum of all Excess-of-Earnings Withdrawals after the Rider Date. If the Rider Date is the same as the Issue Date, then the Contract Value on the Rider Date is equal to your initial purchase payment.
In-Force Earnings equal the Contract Value minus the In-Force Premium. The In-Force Earnings amount will never be less than zero.
An Excess-of-Earnings Withdrawal is the amount of a withdrawal in excess of the In-Force Earnings in the Contract immediately prior to the withdrawal.
We will calculate the Enhanced Earnings Death Benefit Option as of the date we receive Due Proof of Death. We will pay the Enhanced Earnings Death Benefit Plus with the death benefit as described under “Death Benefit Payments” below.
The value of the Enhanced Earnings Death Benefit Plus largely depends on the amount of earnings that accumulate under your Contract. If you expect to withdraw the earnings from your Contract Value, electing the Enhanced Earnings Death Benefit Plus Option may not be appropriate. For purposes of calculating the Enhanced Earnings Death Benefit Plus, earnings are considered to be withdrawn first before purchase payments. Your Financial Advisor can help you decide if the Enhanced Earnings Death Benefit Plus Option is right for you.
For examples of how the death benefit is calculated under the Enhanced Earnings Death Benefit Plus Option, see Appendix A.
DEATH BENEFIT PAYMENTS
If the sole New Owner is your spouse, the New Owner may:

1.	elect to receive the death benefit in a lump sum, or

2.	elect to apply the death benefit to an Income Plan. Payments from the Income Plan must begin within one year of the date of death and must be payable throughout:

•	the life of the New Owner;

•	for a guaranteed number of payments from 5 to 50 years, but not to exceed the life expectancy of the New Owner; or

•	over the life of the New Owner with a guaranteed number of payments from 5 to 30 years but not to exceed the life expectancy of the New Owner.

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Note that if you elected to receive required minimum distributions under a Minimum Distribution Option, the program will be discontinued upon receipt of notification of death. The final required minimum distribution must be distributed prior to establishing a beneficiary payment option for the balance of the Contract.
If your spouse does not elect one of the options above, the Contract will continue in the Accumulation Phase as if the death had not occurred. If the Contract is continued in the Accumulation Phase, the following restrictions apply:
On the date the Contract is continued, the Contract Value will equal the amount of the death benefit as determined as of the Valuation Date on which we receive the complete request for settlement of the death benefit (the next Valuation Date, if we receive the complete request for settlement of the death benefit after 3:00 p.m. Central Time). Unless otherwise instructed by the continuing spouse, the excess, if any, of the death benefit over the Contract Value will be allocated to the Sub-Accounts of the Variable Account. This excess will be allocated in proportion to your Contract Value in those Sub- Accounts as of the end of the Valuation Date during which we receive the complete request for settlement of the death benefit except that any portion of this excess attributable to the Fixed Account Options will be allocated to the Money Market Variable Sub-Account. Within 30 days of the date the Contract is continued, your surviving spouse may choose one of the following transfer alternatives without incurring a transfer fee:

(i)	transfer all or a portion of the excess among the Variable Sub-Accounts;

(ii)	transfer all or a portion of the excess into the Standard Fixed Account and begin a new Guarantee Period; or

(iii)	transfer all or a portion of the excess into a combination of Variable Sub-Accounts and the Standard Fixed Account.
Any such transfer does not count as one of the free transfers allowed each Contract Year and is subject to any minimum allocation amount specified in your Contract.
The surviving spouse may make a single withdrawal of any amount within one year of the date of your death without incurring a withdrawal charge.
If you elected the Enhanced Earnings Death Benefit Plus Option, and your spouse continues the Contract as described above, the Enhanced Earnings Death Benefit Plus Option and the daily charge for this Option will terminate if your spouse is over age 75 on the date the Contract is continued, or if your spouse elects to terminate the Option.
If the Enhanced Earnings Death Benefit Plus Option is not terminated, on the date the Contract is continued, the Rider Date for this Option will be reset to the date the Contract is continued (“new Rider Date”). The age of the oldest Contract owner on the new Rider Date will be used to determine Enhanced Earnings Death Benefit Plus after the new Rider Date. Also, the age of the oldest Contract owner on the new Rider Date will be used to determine the mortality and expense risk charge for the Option after the new Rider Date. Only one spousal continuation is allowed under this Contract.
If the New Owner is a living person, and not your spouse, or if there are multiple living person New Owners, the New Owner may:

1.	elect to receive the death benefit in a lump sum, or

2.	elect to apply the death benefit to an Income Plan. Payments from the Income Plan must begin within one year of the date of death and must be payable throughout:

•	the life of the New Owner;

•	for a guaranteed number of payments from 5 to 50 years, but not to exceed the life expectancy of the New Owner; or

•	over the life of the New Owner with a guaranteed number of payments from 5 to 30 years but not to exceed the life expectancy of the New Owner.
If the New Owner does not elect one of the options above, then the New Owner must receive the Contract Value payable within 5 years of your date of death. The Contract Value will equal the amount of the death benefit as determined as of the Valuation Date on which we received the complete request for settlement of the death benefit (the next Valuation Date, if we receive the complete request for settlement of the death benefit after 3:00 p.m. Central Time). Unless otherwise instructed by the New Owner, the excess, if any, of the death benefit over the Contract Value will be allocated to the Money Market Variable Sub-Account. The New Owner may exercise all rights as set forth in the Transfers section during this 5 year period.
No additional purchase payments may be added to the Contract under this election. Withdrawal Charges will be waived for any withdrawals made during this 5 year period.
If the New Owner dies prior to the receiving all of the Contract Value, then the New Owner’s named beneficiary(ies) will receive the remaining Contract Value. This amount must be received as a lump sum within 5 years of the date of the original Owner’s death. If we do not receive instructions on where to send the payment within 5 years of the date of death, the funds will be escheated.
We reserve the right to offer additional options upon the death of Owner.
If the New Owner is a corporation, trust, or other non- living person:
(a)The New Owner may elect to receive the death benefit in a lump sum; or
(b)If the New Owner does not elect the option above, then the New Owner must receive the Contract Value payable within 5 years of your date of death. The Contract Value will equal the amount of the death benefit as determined as of the end of the Valuation Date on which we receive the complete request for settlement of the death benefit (the next Valuation Date, if we receive the request

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after 3:00 p.m. Central Time). Unless otherwise instructed by the New Owner, the excess, if any, of the death benefit over the Contract Value will be allocated to the Money Market Variable Sub-Account. The New Owner may exercise all rights as set forth in the Transfers provision during this 5 year period.
No additional purchase payments may be added to the Contract under this election. Withdrawal Charges will be waived during this 5 year period.
We reserve the right to offer additional options upon the death of Owner.
If any New Owner is a non-living person, all New Owners will be considered to be non-living persons for the above purposes.
Under any of these options, all ownership rights, subject to any restrictions previously placed upon the Beneficiary, are available to the New Owner from the date of your death to the date on which the death proceeds are paid.
DEATH OF ANNUITANT
If the Annuitant who is not also the Contract owner dies prior to the Payout Start Date and the Contract owner is a living person, then the Contract will continue with a new Annuitant as designated by the Contract owner.
If the Annuitant who is not also the Contract owner dies prior to the Payout Start Date and the Contract owner is a non-living person, the following apply:
(a)The Contract owner may elect to receive the death benefit in a lump sum; or
(b)If the Contract owner does not elect the above option, then the Contract owner must receive the Contract Value payable within 5 years of the Annuitant’s date of death. On the date we receive the complete request for settlement of the death benefit, the Contract Value under this option will be the death benefit. Unless otherwise instructed by the Contract owner, the excess, if any, of the death benefit over the Contract Value will be allocated to the Money Market Variable Sub-Account. The Contract owner may then exercise all rights as set forth in the Transfers section during this 5 year period.
No additional purchase payments may be added to the Contract under this election. Withdrawal Charges will be waived during this 5 year period.
We reserve the right to offer additional options upon Death of Annuitant.
The Contract owner has 60 days from the date the Company receives Due Proof of Death to select an Income Plan without incurring a tax on the entire gain in the Contract. If the Contract owner elects to continue the Contract, they will be taxed on the entire gain in the Contract computed on the date of continuance. We are required to report such gain to the IRS as income to the Contract owner. An additional 10% federal tax penalty may apply if the Contract owner is under age 59 1/2. Any amount included in the Contract owner’s gross income as a result of a Contract continuance will increase the investment in the Contract for future distributions.

More Information

ALLSTATE LIFE
Allstate Life is the issuer of the Contract. Allstate Life was organized in 1957 as a stock life insurance company under the laws of the state of Illinois. Prior to January 1, 2003, Northbrook Life Insurance Company (“Northbrook”) issued the Contract. Effective January 1, 2003, Northbrook merged with Allstate Life (“Merger”). On the date of the Merger, Allstate acquired from Northbrook all of the Northbrook’s assets and became directly liable for Northbrook’s liabilities and obligations with respect to all contracts issued by Northbrook.
Allstate Life is a wholly owned subsidiary of Allstate Insurance Company, a stock property-liability insurance company organized under the laws of the State of Illinois. All of the capital stock issued and outstanding of Allstate Insurance Company is owned by Allstate Insurance Holdings, LLC, which is wholly owned by The Allstate Corporation.
Allstate Life is licensed to operate in the District of Columbia, Puerto Rico, and all jurisdictions except the state of New York. We intend to offer the Contract in those jurisdictions in which we are licensed. Our home office is located at 3075 Sanders Road, Northbrook, Illinois 60062.
Effective June 1, 2006, Allstate Life entered into an agreement (“the Agreement”) with Prudential Financial, Inc. and its subsidiary, The Prudential Insurance Company of America (“PICA”) pursuant to which Allstate Life sold, through a combination of coinsurance and modified coinsurance reinsurance, substantially all of its variable annuity business. Pursuant to the Agreement Allstate Life and PICA also entered into an administrative services agreement which provides that PICA or an affiliate administer the Variable Account and the Contracts. The benefits and provisions of the Contracts have not been changed by these transactions and agreements. None of the transactions or agreements have changed the fact that we are primarily liable to you under your Contract.

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THE VARIABLE ACCOUNT
Allstate Life established the Allstate Financial Advisors Separate Account I in 1999. The Contracts were previously issued through Northbrook Variable Annuity Account II. Effective January 1, 2003, Northbrook Variable Annuity Account and Northbrook Variable Annuity Account II combined with Allstate Financial Advisors Separate Account I. We have registered the Variable Account with the SEC as a unit investment trust. The SEC does not supervise the management of the Variable Account or Allstate Life.
We own the assets of the Variable Account. The Variable Account is a segregated asset account under Illinois insurance law. That means we account for the Variable Account’s income, gains, and losses separately from the results of our other operations. It also means that only the assets of the Variable Account that are in excess of the reserves and other Contract liabilities with respect to the Variable Account are subject to liabilities relating to our other operations. Our obligations arising under the Contracts are general corporate obligations of Allstate Life.
The Variable Account consists of multiple Variable Sub- Accounts, each of which are available under the Contract. We may add new Variable Sub-Accounts or eliminate one or more of them, if we believe marketing, tax, or investment conditions so warrant. We do not guarantee the investment performance of the Variable Account, its Sub-Accounts or the Portfolios. We may use the Variable Account to fund our other annuity contracts. We will account separately for each type of annuity contract funded by the Variable Account.
THE PORTFOLIOS
Dividends and Capital Gain Distributions.    We automatically reinvest all dividends and capital gains distributions from the Portfolios in shares of the distributing Portfolio at their net asset value.
Voting Privileges.    As a general matter, you do not have a direct right to vote the shares of the Portfolios held by the Variable Sub-Accounts to which you have allocated your Contract Value. Under current law, however, you are entitled to give us instructions on how to vote those shares on certain matters. Based on our present view of the law, we will vote the shares of the Portfolios that we hold directly or indirectly through the Variable Account in accordance with instructions that we receive from Contract owners entitled to give such instructions.
As a general rule, before the Payout Start Date, the Contract owner or anyone with a voting interest is the person entitled to give voting instructions. The number of shares that a person has a right to instruct will be determined by dividing the Contract Value allocated to the applicable Variable Sub-Account by the net asset value per share of the corresponding Portfolio as of the record date of the meeting. After the Payout Start Date the person receiving income payments has the voting interest. The payee’s number of votes will be determined by dividing the reserves for such Contract allocated to the applicable Variable Sub-Account by the net asset value per share of the corresponding Portfolio as of the record date of the meeting. The votes decrease as income payments are made and as the reserves for the Contract decrease.
We will vote shares attributable to Contracts for which we have not received instructions, as well as shares attributable to us, in the same proportion as we vote shares for which we have received instructions, unless we determine that we may vote such shares in our own discretion. We will apply voting instructions to abstain on any item to be voted upon on a pro rata basis to reduce the votes eligible to be cast.
We reserve the right to vote Portfolio shares as we see fit without regard to voting instructions to the extent permitted by law. If we disregard voting instructions, we will include a summary of that action and our reasons for that action in the next semi-annual financial report we send to you.
Changes in Portfolios.    We reserve the right, subject to any applicable law, to make additions to, deletions from or substitutions for the Portfolio shares held by any Variable Sub-Account. If the shares of any of the Portfolios are no longer available for investment by the Variable Account or if, in our judgment, further investment in such shares is no longer desirable in view of the purposes of the Contract, we may eliminate that Portfolio and substitute shares of another eligible investment fund. Any substitution of securities will comply with the requirements of the Investment Company Act of 1940. We also may add new Variable Sub-Accounts that invest in additional mutual funds. We will notify you in advance of any change.
Conflicts of Interest.    Certain of the Portfolios sell their shares to separate accounts underlying both variable life insurance and variable annuity contracts. It is conceivable that in the future it may be unfavorable for variable life insurance separate accounts and variable annuity separate accounts to invest in the same Portfolio. The boards of directors or trustees of these Portfolios monitor for possible conflicts among separate accounts buying shares of the Portfolios. Conflicts could develop for a variety of reasons. For example, differences in treatment under tax and other laws or the failure by a separate account to comply with such laws could cause a conflict. To eliminate a conflict, a Portfolio’s board of directors or trustees may require a separate account to withdraw its participation in a Portfolio. A Portfolio’s net asset value could decrease if it had to sell investment securities to pay redemption proceeds to a separate account withdrawing because of a conflict.
THE CONTRACT
The Contracts are distributed exclusively by their principal underwriter, Morgan Stanley & Co. LLC (formerly, Morgan Stanley & Co. Incorporated) (“Morgan Stanley & Co.”). Morgan Stanley & Co., a wholly owned subsidiary of Morgan Stanley, located at 1585

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Broadway, New York, New York 10036. Morgan Stanley & Co. is a member of the New York Stock Exchange and the Financial Industry Regulatory Authority. We will pay commissions to Morgan Stanley & Co. for selling the Contracts. We may pay to Morgan Stanley & Co. up to a maximum sales commission of 6.0% of purchase payments and a sales administration expense charge of up to 0.75%. In addition, we may pay ongoing annual compensation of up to 1.4% of Contract value. To compensate Morgan Stanley & Co. for the costs of distribution, insurance licensing, due diligence and other home office services, we pay Morgan Stanley & Co. an additional percentage of purchase payments not exceeding 0.80% and a percentage of Contract Value not exceeding 0.20%. Commissions and annual compensation, when combined, could exceed 8.5% of total premium payments. Individual representatives receive a portion of compensation paid to Morgan Stanley & Co. in accordance with Morgan Stanley & Co.’s practices.
We also make additional payments to Morgan Stanley & Co. for promotional marketing and educational expenses and to reimburse certain expenses of registered representatives relating to sales of Contracts. For more information on the exact compensation arrangement associated with this Contract, please consult your registered representative.
In addition, Morgan Stanley & Co. may pay annually to its representatives, from its profits, a persistency bonus that will take into account, among other things, the length of time purchase payments have been held under the Contract and Contract Value.
The Contracts are no longer sold to new customers, however, existing customers can continue to hold the Contracts and make additional purchase payments. The Contracts were sold exclusively by Morgan Stanley & Co. and its affiliates to its clients.
Morgan Stanley & Co. does not receive compensation for its role as principal underwriter.
Effective June 1, 2009, Morgan Stanley and Citigroup Inc. (“Citi”) established a new broker dealer, Morgan Stanley Smith Barney LLC (“MSSB”), as part of a joint venture that included the Global Wealth Management Group within Morgan Stanley & Co. In furtherance of this joint venture, effective June 1, 2009, Morgan Stanley Smith Barney LLC was added as an additional party to the General Agency/Selling Agreement related to sales of the Contracts through the Morgan Stanley channel of MSSB. Compensation amounts previously paid to Morgan Stanley & Co. are now paid to MSSB.
Administration.     We have primary responsibility for all administration of the Contracts and the Variable Account. We entered into an administrative services agreement with The Prudential Insurance Company of America (“PICA”) whereby, PICA or an affiliate provides administrative services to the Variable Account and the Contracts on our behalf. In addition, PICA entered into a master services agreement with se 2 , LLC, of 5801 SW 6th Avenue, Topeka, Kansas 66636, whereby se 2 , LLC provides certain business process outsourcing services with respect to the Contracts. se 2 , LLC may engage other service providers to provide certain administrative functions. These service providers may change over time, and as of December 31, 2016, consisted of the following: NTT DATA, Inc. (administrative services) located at 100 City Square, Boston, MA 02129; RR Donnelley Global Investment Markets, a division of RR Donnelley & Sons Company (compliance printing and mailing) located at 111 South Wacker Drive, Chicago, IL 60606; Jayhawk File Express, LLC (file storage and document destruction) located at 601 E. 5th Street, Topeka, KS 66601-2596; Co-Sentry.net, LLC (back-up printing and disaster recovery) located at 9394 West Dodge Rd, Suite 100, Omaha, NE 68114; Convey Compliance Systems, Inc. (withholding calculations and tax statement mailing) located at 3650 Annapolis Lane, Suite 190, Plymouth, MN 55447; Spangler Graphics, LLC (compliance mailings) located at 29305 44th Street, Kansas City, KS 66106; Veritas Document Solutions, LLC (compliance mailings) located at 913 Commerce Ct, Buffalo Grove, IL 60089; Records Center of Topeka, a division of Underground Vaults & Storage, Inc. (back-up tapes storage) located at 1540 NW Gage Blvd. #6, Topeka, KS 66618; Venio LLC, d/b/a Keane (lost shareholder search) located at PO Box 1508, Southeastern, PA 19399-1508; DST Systems, Inc. (FAN mail, positions, prices) located at 333 West 11 Street, 5th Floor, Kansas City, MO 64105.
In administering the Contracts, the following services are provided, among others:

•	maintenance of Contract Owner records;

•	Contract Owner services;

•	calculation of unit values;

•	maintenance of the Variable Account; and

•	preparation of Contract Owner reports.
We will send you Contract statements at least annually. We will also send you transaction confirmations. You should notify us promptly in writing of any address change. You should read your statements and confirmations carefully and verify their accuracy. You should contact us promptly if you have a question about a periodic statement or a confirmation. We will investigate all complaints and make any necessary adjustments retroactively, but you must notify us of a potential error within a reasonable time after the date of the questioned statement. If you wait too long, we will make the adjustment as of the date that we receive notice of the potential error.
Correspondence you send by regular mail to our service center should be sent to P.O. Box 75866 Topeka, KS66675-8566. Your correspondence will be picked up at this address and then delivered to our service center. Your correspondence is not considered received by us until it is received at our service center. Where this prospectus refers to the day when we receive a purchase payment request, election, notice, transfer or any other transaction request from you, we mean the day on which that item (or the last requirement needed for us to process that item) arrives in complete and proper form at our service center or via the appropriate telephone or fax number if the item is a type we accept by those means. There are two main exceptions: if the item arrives at our

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service center (1) on a day that is not a business day, or (2) after the close of a business day, then in each case, we are deemed to have received the item on the next business day.
We will also provide you with additional periodic and other reports, information and prospectuses as may be required by federal securities laws.
We provide information about cyber security risks associated with this Contract in the Statement of Additional Information.
NON-QUALIFIED ANNUITIES HELD WITHIN A QUALIFIED PLAN
If you use the Contract within an employer sponsored qualified retirement plan, the plan may impose different or additional conditions or limitations on withdrawals, waivers of withdrawal charges, death benefits, Payout Start Dates, income payments, and other Contract features. In addition, adverse tax consequences may result if qualified plan limits on distributions and other conditions are not met. Please consult your qualified plan administrator for more information. Allstate Life no longer issues deferred annuities to employer sponsored qualified retirement plans.
LEGAL PROCEEDINGS
There are no pending legal proceedings to which the Separate Account is a party. Allstate Life is engaged from time to time in routine lawsuits, which, in management’s judgment, are not likely to have a material effect, either individually or in the aggregate, on the operating results, cash flows or financial position of Allstate Life.
LEGAL MATTERS
All matters of state law pertaining to the Contracts, including the validity of the Contracts and Allstate Life’s right to issue such Contracts under applicable state insurance law, have been passed upon by Angela K. Fontana, General Counsel of Allstate Life.
Taxes

The following discussion is general and is not intended as tax advice. Allstate Life makes no guarantee regarding the tax treatment of any Contract or transaction involving a Contract.
Federal, state, local and other tax consequences of ownership or receipt of distributions under an annuity contract depend on your individual circumstances. If you are concerned about any tax consequences with regard to your individual circumstances, you should consult a competent tax adviser.
TAXATION OF ALLSTATE LIFE INSURANCE COMPANY
Allstate Life is taxed as a life insurance company under Part I of Subchapter L of the Code. Since the Variable Account is not an entity separate from Allstate Life, and its operations form a part of Allstate Life, it will not be taxed separately. Investment income and realized capital gains of the Variable Account are automatically applied to increase reserves under the Contract. Under existing federal income tax law, Allstate Life believes that the Variable Account investment income and capital gains will not be taxed to the extent that such income and gains are applied to increase the reserves under the Contract. Accordingly, Allstate Life does not anticipate that it will incur any federal income tax liability attributable to the Variable Account, and therefore Allstate Life does not intend to make provisions for any such taxes. If Allstate Life is taxed on investment income or capital gains of the Variable Account, then Allstate Life may impose a charge against the Variable Account in order to make provision for such taxes.
TAXATION OF VARIABLE ANNUITIES IN GENERAL
Tax Deferral.    Generally, you are not taxed on increases in the Contract Value until a distribution occurs. This rule applies only where:

•	the Contract Owner is a natural person,

•	the investments of the Variable Account are “adequately diversified” according to Treasury Department regulations, and

•	Allstate Life is considered the owner of the Variable Account assets for federal income tax purposes.
Non-Natural Owners.    Non-natural owners are also referred to as Non Living Owners in this prospectus. As a general rule, annuity contracts owned by non-natural persons such as corporations, trusts, or other entities are not treated as annuity contracts for federal income tax purposes. The income on such contracts does not enjoy tax deferral and is taxed as ordinary income received or accrued by the non-natural owner during the taxable year.
Exceptions to the Non-Natural Owner Rule.    There are several exceptions to the general rule that annuity contracts held by a non-natural owner are not treated as annuity contracts for federal income tax purposes. Contracts will generally be treated as held by a natural person if the nominal owner is a trust or other entity which holds the contract as agent for a natural person. However, this special exception will not apply in the case of an employer who is the nominal owner of an annuity contract under a non-Qualified deferred compensation arrangement for its employees. Other exceptions to the non-natural owner rule are: (1) contracts acquired by an estate of a decedent by reason of the death of the decedent; (2) certain qualified contracts; (3) contracts purchased by employers upon the termination of certain Qualified Plans; (4) certain contracts used in connection with structured settlement agreements; and

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(5) immediate annuity contracts, purchased with a single premium, when the annuity starting date is no later than a year from purchase of the annuity and substantially equal periodic payments are made, not less frequently than annually, during the annuity period.
Trusts are required to complete and submit a Certificate of Entity form, and we will tax report based on the information provided on this form.
Grantor Trust Owned Annuity.    Contracts owned by a grantor trust are considered owned by a non-natural owner. Grantor trust owned contracts receive tax deferral as described in the Exceptions to the Non-Natural Owner Rule section. In accordance with the Code, upon the death of the annuitant, the death benefit must be paid. According to your Contract, the Death Benefit is paid to the surviving Contract Owner. Since the trust will be the surviving Contract Owner in all cases, the Death Benefit will be payable to the trust notwithstanding any beneficiary designation on the annuity contract. A trust, including a grantor trust, has two options for receiving any death benefits: 1) a lump sum payment; or 2) payment deferred up to five years from date of death.
Diversification Requirements.     For a Contract to be treated as an annuity for federal income tax purposes, the investments in the Variable Account must be “adequately diversified” consistent with standards under Treasury Department regulations. If the investments in the Variable Account are not adequately diversified, the Contract will not be treated as an annuity contract for federal income tax purposes. As a result, the income on the Contract will be taxed as ordinary income received or accrued by the Contract owner during the taxable year. Although Allstate Life does not have control over the Portfolios or their investments, we expect the Portfolios to meet the diversification requirements.
Ownership Treatment.    The IRS has stated that a contract owner will be considered the owner of separate account assets if he possesses incidents of ownership in those assets, such as the ability to exercise investment control over the assets. At the time the diversification regulations were issued, the Treasury Department announced that the regulations do not provide guidance concerning circumstances in which investor control of the separate account investments may cause a Contract owner to be treated as the owner of the separate account. The Treasury Department also stated that future guidance would be issued regarding the extent that owners could direct sub-account investments without being treated as owners of the underlying assets of the separate account.
Your rights under the Contract are different than those described by the IRS in private and published rulings in which it found that Contract owners were not owners of separate account assets. For example, if your contract offers more than twenty (20) investment alternatives you have the choice to allocate premiums and contract values among a broader selection of investment alternatives than described in such rulings. You may be able to transfer among investment alternatives more frequently than in such rulings. These differences could result in you being treated as the owner of the Variable Account. If this occurs, income and gain from the Variable Account assets would be includible in your gross income. Allstate Life does not know what standards will be set forth in any regulations or rulings which the Treasury Department may issue. It is possible that future standards announced by the Treasury Department could adversely affect the tax treatment of your Contract. We reserve the right to modify the Contract as necessary to attempt to prevent you from being considered the federal tax owner of the assets of the Variable Account. However, we make no guarantee that such modification to the Contract will be successful.
Taxation of Partial and Full Withdrawals.     If you make a partial withdrawal under a Non-Qualified Contract, the amount you receive will be taxed as ordinary income, rather than as return of cost basis, until all gain has been withdrawn. If you make a full withdrawal under a Non-Qualified Contract, the amount received will be taxable only to the extent it exceeds the cost basis in the Contract.
Taxation of Annuity Payments.     Generally, the rule for income taxation of annuity payments received from a Non-Qualified Contract provides for the return of your cost basis in the Contract in equal tax-free amounts over the payment period. The balance of each payment received is taxable. For fixed annuity payments, the amount excluded from income is determined by multiplying the payment by the ratio of the cost basis in the Contract (adjusted for any refund feature or period certain) to the total expected value of annuity payments for the term of the Contract. If you elect variable annuity payments, the amount excluded from taxable income is determined by dividing the cost basis in the Contract by the total number of expected payments. The annuity payments will be fully taxable after the total amount of the cost basis in the Contract is excluded using these ratios. If any variable payment is less than the excludable amount you should contact a competent tax advisor to determine how to report any unrecovered investment. The federal tax treatment of annuity payments is unclear in some respects. As a result, if the IRS should provide further guidance, it is possible that the amount we calculate and report to the IRS as taxable could be different. If you die, and annuity payments cease before the total amount of the cost basis in the Contract is recovered, the unrecovered amount will be allowed as a deduction for your last taxable year.
Partial Annuitization.     An individual may partially annuitize their non-qualified annuity if the contract so permits. The tax law allows for a portion of a non-qualified annuity, endowment or life insurance contract to be annuitized while the balance is not annuitized. The annuitized portion must be paid out over 10 or more years or over the lives of one or more individuals. The annuitized portion of the contract is treated as a separate contract for purposes of determining taxability of the payments under section 72 of the Code. We do not currently permit partial annuitization.

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Withdrawals After the Payout Start Date.    Federal tax law is unclear regarding the taxation of any additional withdrawal received after the Payout Start Date. It is possible that a greater or lesser portion of such a payment could be taxable than the amount we determine.
Distribution at Death Rules.    In order to be considered an annuity contract for federal income tax purposes, the Contract must provide:

•
if any Contract Owner dies on or after the Payout Start Date but before the entire interest in the Contract has been distributed, the remaining portion of such interest must be distributed at least as rapidly as under the method of distribution being used as of the date of the Contract Owner’s death;

•
if any Contract Owner dies prior to the Payout Start Date, the entire interest in the Contract will be distributed within 5 years after the date of the Contract Owner’s death. These requirements are satisfied if any portion of the Contract Owner’s interest that is payable to (or for the benefit of) a designated Beneficiary is distributed over the life of such Beneficiary (or over a period not extending beyond the life expectancy of the Beneficiary) and the distributions begin within 1 year of the Contract Owner’s death. If the Contract Owner’s designated Beneficiary is the surviving spouse of the Contract Owner, the Contract may be continued with the surviving spouse as the new Contract Owner;

•
if the Contract Owner is a non-natural person, then the Annuitant will be treated as the Contract Owner for purposes of applying the distribution at death rules. In addition, a change in the Annuitant on a Contract owned by a non-natural person will be treated as the death of the Contract Owner.

Prior to a 2013 Supreme Court decision, and consistent with Section 3 of the federal Defense of Marriage Act (“DOMA”), same sex marriages under state law were not recognized as same sex marriages for purposes of federal law. However, in United States v. Windsor, the U.S. Supreme Court struck down Section 3 of DOMA as unconstitutional, thereby recognizing a valid same sex marriage for federal law purposes. On June 26, 2015, the Supreme Court ruled in Obergefell v. Hodges that same-sex couples have a constitutional right to marry, thus requiring all states to allow same-sex marriage. The Windsor and Obergefell decisions mean that the federal and state tax law provisions applicable to an opposite sex spouse will also apply to a same sex spouse. Please note that a civil union or registered domestic partnership is generally not recognized as a marriage.
Please consult with your tax or legal adviser for additional information.
Taxation of Annuity Death Benefits.    Death Benefit amounts are included in income as follows:

•	if distributed in a lump sum, the amounts are taxed in the same manner as a total withdrawal, or

•	if distributed under an Income Plan, the amounts are taxed in the same manner as annuity payments.
Medicare Tax on Net Investment Income.     The Patient Protection and Affordable Care Act, enacted in 2010, included a Medicare tax on investment income. This tax assesses a 3.8% surtax on the lesser of (1) net investment income or (2) the excess of “modified adjusted gross income” over a threshold amount. The “threshold amount” is $250,000 for married taxpayers filing jointly, $125,000 for married taxpayers filing separately, $200,000 for single taxpayers, and approximately $12,500 for trusts. The taxable portion of payments received as a withdrawal, surrender, annuity payment, death benefit payment or any other actual or deemed distribution under the contract will be considered investment income for purposes of this surtax.
Penalty Tax on Premature Distributions.    A 10% penalty tax applies to the taxable amount of any premature distribution from a non-Qualified Contract. The penalty tax generally applies to any distribution made prior to the date you attain age 59 1/2. However, no penalty tax is incurred on distributions:

•	made on or after the date the Contract Owner attains age 59 1/2,

•	made as a result of the Contract Owner’s death or becoming totally disabled,

•
made in substantially equal periodic payments (as defined by the Code) over the Contract Owner’s life or life expectancy, or over the joint lives or joint life expectancies of the Contract Owner and the Beneficiary,

•	made under an immediate annuity and the annuity start date is no more than one year from the date of purchase (the first annuity payment must commence within 13 months of the date of purchase), or

•	attributable to investment in the Contract before August 14, 1982.
You should consult a competent tax advisor to determine how these exceptions may apply to your situation.
Substantially Equal Periodic Payments.    With respect to non-Qualified Contracts using substantially equal periodic payments or immediate annuity payments as an exception to the penalty tax on premature distributions, any additional withdrawal or other material modification of the payment stream would violate the requirement that payments must be substantially equal. Failure to meet this requirement would mean that the income portion of each payment received prior to the later of 5 years or the Contract Owner’s attaining age 59 1/2 would be subject to a 10% penalty tax unless another exception to the penalty tax applied. The tax for the year of the modification is increased by the penalty tax that would have been imposed without the exception, plus interest for the years in which the exception was used. A material modification does not include permitted changes described in published IRS rulings. You should consult a competent tax advisor prior to creating or modifying a substantially equal periodic payment stream.
Special Rules in Relation to Tax-free Exchanges Under Section 1035. Section 1035 of the Code of 1986 permits certain tax-free exchanges of a life insurance, annuity or endowment contract for an annuity, including tax-free exchanges of annuity death benefits for

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a Beneficiary Annuity. The contract owner(s) must be the same on the old and new contract. Basis from the old contract carries over to the new contract so long as we receive that information from the relinquishing company. If basis information is never received, we will assume that all exchanged funds represent earnings and will allocate no cost basis to them. After you elect an Income Plan, as described in the Income Payments section earlier in the prospectus, you are not eligible for a tax-free exchange under Section 1035.
Partial Exchanges.    The IRS has issued rulings that permit partial exchanges of annuity contracts. Effective for exchanges on or after October 24, 2011, where there is a surrender or distribution from either the initial annuity contract or receiving annuity contract within 180 days of the date on which the partial exchange was completed, the IRS will apply general tax rules to determine the substance and treatment of the original transfer.
If a partial exchange is retroactively negated, the amount originally transferred to the recipient contract is treated as a withdrawal from the source contract, taxable to the extent of any gain in that contract on the date of the exchange. An additional 10% tax penalty may also apply if the Contract Owner is under age 59 1/2. Your Contract may not permit partial exchanges.
Taxation of Ownership Changes.    If you transfer a non-Qualified Contract without full and adequate consideration to a person other than your spouse (or to a former spouse incident to a divorce), you will be taxed on the difference between the Contract Value and the investment in the Contract at the time of transfer. Any assignment or pledge (or agreement to assign or pledge) of the Contract Value is taxed as a withdrawal of such amount or portion and may also incur the 10% penalty tax.
Aggregation of Annuity Contracts.    The Code requires that all non-Qualified deferred annuity contracts issued by Allstate Life (or its affiliates) to the same Contract Owner during any calendar year be aggregated and treated as one annuity contract for purposes of determining the taxable amount of a distribution.
INCOME TAX WITHHOLDING
Generally, Allstate Life is required to withhold federal income tax at a rate of 10% from all non-annuitized distributions. The customer may elect out of withholding by completing and signing a withholding election form. If no election is made or no U.S. taxpayer identification number is provided we will automatically withhold the required 10% of the taxable amount. In certain states, if there is federal withholding, then state withholding is also mandatory.
Allstate Life is required to withhold federal income tax using the wage withholding rates for all annuitized distributions. The customer may elect out of withholding by completing and signing a withholding election form. If no election is made, we will automatically withhold using married with three exemptions as the default. If no U.S. taxpayer identification number is provided, we will automatically withhold using single with zero exemptions as the default. In certain states, if there is federal withholding, then state withholding is also mandatory.
Election out of withholding is valid only if the customer provides a U.S. residence address and taxpayer identification number.
Generally, Code Section 1441 provides that Allstate Life as a withholding agent must withhold 30% of the taxable amounts paid to a non-resident alien. A non-resident alien is someone other than a U.S. citizen or resident alien. We require an original IRS Form W-8(BEN,BEN-E,EXP,ECI,IMY) (Generally a Form W-8BEN is the appropriate form) at issue to certify the owners’ foreign status. Withholding may be reduced or eliminated if covered by an income tax treaty between the U.S. and the non-resident alien’s country of residence if the payee provides a U.S. taxpayer identification number on a fully completed Form W-8(BEN,BEN-E,EXP,ECI,IMY). A U.S. taxpayer identification number is a social security number or an individual taxpayer identification number (“ITIN”). ITINs are issued by the IRS to non-resident alien individuals who are not eligible to obtain a social security number. The U.S. does not have a tax treaty with all countries nor do all tax treaties provide an exclusion or lower withholding rate for annuities.

TAX QUALIFIED CONTRACTS
The income on tax sheltered annuity (TSA) and IRA investments is tax deferred, and the income from annuities held by such plans does not receive any additional tax deferral. You should review the annuity features, including all benefits and expenses, prior to purchasing an annuity as a TSA or IRA. Tax Qualified Contracts are contracts purchased as or in connection with:

•	Individual Retirement Annuities (IRAs) under Code Section 408(b);

•	Roth IRAs under Code Section 408A;

•	Simplified Employee Pension (SEP IRA) under Code Section 408(k);

•	Savings Incentive Match Plans for Employees (SIMPLE IRA) under Code Section 408(p);

•	Tax Sheltered Annuities under Code Section 403(b);

•	Corporate and Self Employed Pension and Profit Sharing Plans under Code Section 401; and

•	State and Local Government and Tax-Exempt Organization Deferred Compensation Plans under Code Section 457.
Allstate Life reserves the right to limit the availability of the Contract for use with any of the retirement plans listed above or to modify the Contract to conform with tax requirements. If you use the Contract within an employer sponsored qualified retirement plan, the plan may impose different or additional conditions or limitations on withdrawals, waiver of charges, death benefits, Payout Start Dates, income payments, and other Contract features. In addition, adverse tax consequences may result if Qualified Plan limits

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on distributions and other conditions are not met. Please consult your Qualified Plan administrator for more information. Allstate Life no longer issues deferred annuities to employer sponsored qualified retirement plans.
The tax rules applicable to participants with tax qualified annuities vary according to the type of contract and the terms and conditions of the endorsement. Adverse tax consequences may result from certain transactions such as excess contributions, premature distributions, and, distributions that do not conform to specified commencement and minimum distribution rules. Allstate Life can issue an individual retirement annuity on a rollover or transfer of proceeds from a decedent’s IRA, TSA, or employer sponsored retirement plan under which the decedent’s surviving spouse is the beneficiary. Allstate Life does not offer an individual retirement annuity that can accept a transfer of funds for any other, non-spousal, beneficiary of a decedent’s IRA, TSA, or employer sponsored qualified retirement plan. Note that in 2014, the U.S. Supreme Court ruled that Inherited IRAs, other than IRAs inherited by the owner’s spouse, do not qualify as retirement assets for purposes of protection under the federal bankruptcy laws.
Please refer to your Endorsement for IRAs or 403(b) plans, if applicable, for additional information on your death settlement options. In the case of certain Qualified Plans, the terms of the Qualified Plan Endorsement and the plans may govern the right to benefits, regardless of the terms of the Contract.
Taxation of Withdrawals from an Individually Owned Tax Qualified Contract.    If you make a partial withdrawal under a Tax Qualified Contract other than a Roth IRA, the portion of the payment that bears the same ratio to the total payment that the investment in the Contract (i.e., nondeductible IRA contributions) bears to the Contract Value, is excluded from your income. We do not keep track of nondeductible contributions, and generally all tax reporting of distributions from Tax Qualified Contracts other than Roth IRAs will indicate that the distribution is fully taxable.
“Qualified distributions” from Roth IRAs are not included in gross income. “Qualified distributions” are any distributions made more than five taxable years after the taxable year of the first contribution to any Roth IRA and which are:

•	made on or after the date the Contract Owner attains age 59 1/2,

•	made to a beneficiary after the Contract Owner’s death,

•	attributable to the Contract Owner being disabled, or

•	made for a first time home purchase (first time home purchases are subject to a lifetime limit of $10,000).
“Nonqualified distributions” from Roth IRAs are treated as made from contributions first and are included in gross income only to the extent that distributions exceed contributions.
Required Minimum Distributions.    Generally, Tax Qualified Contracts (excluding Roth IRAs) require minimum distributions upon reaching age 70 1/2. Failure to withdraw the required minimum distribution will result in a 50% tax penalty on the shortfall not withdrawn from the Contract. Effective December 31, 2005, the IRS requires annuity contracts to include the actuarial present value of other benefits for purposes of calculating the required minimum distribution amount. These other benefits may include accumulation, income, or death benefits. Not all income plans offered under the Contract satisfy the requirements for minimum distributions. Because these distributions are required under the Code and the method of calculation is complex, please see a competent tax advisor.
The Death Benefit and Tax Qualified Contracts. Pursuant to the Code and IRS regulations, an IRA (e.g., traditional IRA, Roth IRA, SEP IRA and SIMPLE IRA) may not invest in life insurance contracts. However, an IRA may provide a death benefit that equals the greater of the purchase payments or the Contract Value. The Contract offers a death benefit that in certain circumstances may exceed the greater of the purchase payments or the Contract Value. We believe that the Death Benefits offered by your Contract do not constitute life insurance under these regulations.
It is also possible that certain death benefits that offer enhanced earnings could be characterized as an incidental death benefit. If the death benefit were so characterized, this could result in current taxable income to a Contract Owner. In addition, there are limitations on the amount of incidental death benefits that may be provided under Qualified Plans, such as in connection with a TSA or employer sponsored qualified retirement plan.
Allstate Life reserves the right to limit the availability of the Contract for use with any of the Qualified Plans listed above.
Penalty Tax on Premature Distributions from Tax Qualified Contracts.    A 10% penalty tax applies to the taxable amount of any premature distribution from a Tax Qualified Contract. The penalty tax generally applies to any distribution made prior to the date you attain age 59 1/2. However, no penalty tax is incurred on distributions:

•	made on or after the date the Contract Owner attains age 59 1/2,

•	made as a result of the Contract Owner’s death or total disability,

•
made in substantially equal periodic payments (as defined by the Code) over the Contract Owner’s life or life expectancy, or over the joint lives or joint life expectancies of the Contract Owner and the Beneficiary,

•	made after separation from service after age 55 (does not apply to IRAs),

•	made pursuant to an IRS levy,

•	made for certain medical expenses,

•	made to pay for health insurance premiums while unemployed (applies only for IRAs),

•	made for qualified higher education expenses (applies only for IRAs)

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•	made for a first time home purchase (up to a $10,000 lifetime limit and applies only for IRAs), and

•
from an IRA or attributable to elective deferrals under a 401(k) plan, 403(b) annuity, or certain similar arrangements made to individuals who (because of their being members of a reserve component) are ordered or called to active duty after Sept. 11, 2001, for a period of more than 179 days or for an indefinite period; and made during the period beginning on the date of the order or call to duty and ending at the close of the active duty period.

During the first 2 years of the individual’s participation in a SIMPLE IRA, distributions that are otherwise subject to the premature distribution penalty, will be subject to a 25% penalty tax.
You should consult a competent tax advisor to determine how these exceptions may apply to your situation.
Substantially Equal Periodic Payments on Tax Qualified Contracts.    With respect to Tax Qualified Contracts using substantially equal periodic payments as an exception to the penalty tax on premature distributions, any additional withdrawal or other material modification of the payment stream would violate the requirement that payments must be substantially equal. Failure to meet this requirement would mean that the income portion of each payment received prior to the later of 5 years or the taxpayer’s attaining age 59 1/2 would be subject to a 10% penalty tax unless another exception to the penalty tax applied. The tax for the year of the modification is increased by the penalty tax that would have been imposed without the exception, plus interest for the years in which the exception was used. A material modification does not include permitted changes described in published IRS rulings. You should consult a competent tax advisor prior to creating or modifying a substantially equal periodic payment stream.
Income Tax Withholding on Tax Qualified Contracts.    Generally, Allstate Life is required to withhold federal income tax at a rate of 10% from all non-annuitized distributions that are not considered “eligible rollover distributions.” The customer may elect out of withholding by completing and signing a withholding election form. If no election is made, or if no U.S. taxpayer identification number is provided, we will automatically withhold the required 10% from the taxable amount. In certain states, if there is federal withholding, then state withholding is also mandatory. Allstate Life is required to withhold federal income tax at a rate of 20% on all “eligible rollover distributions” unless you elect to make a “direct rollover” of such amounts to an IRA or eligible retirement plan. Eligible rollover distributions generally include all distributions from Tax Qualified Contracts, including TSAs but excluding IRAs, with the exception of:

•	required minimum distributions, or,

•	a series of substantially equal periodic payments made over a period of at least 10 years, or,

•	a series of substantially equal periodic payments made over the life (joint lives) of the participant (and beneficiary), or,

•	hardship distributions.
With respect to any Contract held under a Section 457 plan or by the trustee of a Section 401 Pension or Profit Sharing Plan, we will not issue payments directly to a plan participant or beneficiary. Consequently, the obligation to comply with the withholding requirements described above will be the responsibility of the plan.
For all annuitized distributions that are not subject to the 20% withholding requirement, Allstate Life is required to withhold federal income tax using the wage withholding rates. The customer may elect out of withholding by completing and signing a withholding election form. If no election is made, we will automatically withhold using married with three exemptions as the default. If no U.S. taxpayer identification number is provided, we will automatically withhold using single with zero exemptions as the default. In certain states, if there is federal withholding, then state withholding is also mandatory.
Election out of withholding is valid only if the customer provides a U.S. residence address and taxpayer identification number.
Generally, Code Section 1441 provides that Allstate Life as a withholding agent must withhold 30% of the taxable amounts paid to a non-resident alien. A non-resident alien is someone other than a U.S. citizen or resident alien. We require an original IRS Form W-8 at issue to certify the owners’ foreign status. Withholding may be reduced or eliminated if covered by an income tax treaty between the U.S. and the non-resident alien’s country of residence if the payee provides a U.S. taxpayer identification number on a fully completed Form W-8(BEN,BEN-E,EXP,ECI,IMY) (Generally a Form W-8BEN is the appropriate form). A U.S. taxpayer identification number is a social security number or an individual taxpayer identification number (“ITIN”). ITINs are issued by the IRS to non-resident alien individuals who are not eligible to obtain a social security number. The U.S. does not have a tax treaty with all countries nor do all tax treaties provide an exclusion or lower withholding rate for annuities.
Charitable IRA Distributions.      Certain qualified IRA distributions for charitable purposes are eligible for an exclusion from gross income, up to $100,000 for otherwise taxable IRA distributions from a traditional or Roth IRA. A qualified charitable distribution is a distribution that is made (1) directly by the IRA trustee to certain qualified charitable organizations and (2) on or after the date the IRA owner attains age 70  1 / 2 . Distributions that are excluded from income under this provision are not taken into account in determining the individual’s deductions, if any, for charitable contributions.
The IRS has indicated that an IRA trustee is not responsible for determining whether a distribution to a charity is one that satisfies the requirements of the charitable giving incentive. Consistent with applicable IRS instructions, we report these distributions as normal IRA distributions on Form 1099-R. Individuals are responsible for reflecting the distributions as charitable IRA distributions on their personal tax returns.

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Individual Retirement Annuities.    Code Section 408(b) permits eligible individuals to contribute to an individual retirement program known as an Individual Retirement Annuity (IRA). Individual Retirement Annuities are subject to limitations on the amount that can be contributed and on the time when distributions may commence. Certain distributions from other types of qualified retirement plans may be “rolled over” on a tax-deferred basis into an Individual Retirement Annuity. For IRA rollovers, an individual can only make an IRA to IRA rollover if the individual has not made a rollover involving any IRAs owned by the individual in the prior 12 months. An IRA transfer is a tax-free trustee-to-trustee “transfer” from one IRA account to another. IRA transfers are not subject to this 12 month rule.
Roth Individual Retirement Annuities.    Code Section 408A permits eligible individuals to make nondeductible contributions to an individual retirement program known as a Roth Individual Retirement Annuity. Roth Individual Retirement Annuities are subject to limitations on the amount that can be contributed and on the time when distributions may commence.
A traditional Individual Retirement Account or Annuity may be converted or “rolled over” to a Roth Individual Retirement Annuity. The tax laws allows distributions from qualified retirement plans including tax sheltered annuities and governmental Section 457 plans to be rolled over directly into a Roth IRA, subject to the usual rules that apply to conversions from a traditional IRA into a Roth IRA. The income portion of a conversion or rollover distribution is taxable currently, but is exempted from the 10% penalty tax on premature distributions. Effective January 1, 2005, the IRS requires conversions of annuity contracts to include the actuarial present value of other benefits for purposes of valuing the taxable amount of the conversion.
Annuities Held By Individual Retirement Accounts (commonly known as Custodial IRAs).    Code Section 408 permits a custodian or trustee of an Individual Retirement Account to purchase an annuity as an investment of the Individual Retirement Account. If an annuity is purchased inside of an Individual Retirement Account, then the Annuitant must be the same person as the beneficial owner of the Individual Retirement Account.
If you have a contract issued as an IRA under Code Section 408(b) and request to change the ownership to an IRA custodian permitted under Section 408, we will treat a request to change ownership from an individual to a custodian as an indirect rollover. We will send a Form 1099-R to report the distribution and the custodian should issue a Form 5498 for the contract value contribution.
Generally, the death benefit of an annuity held in an Individual Retirement Account must be paid upon the death of the Annuitant. However, in most states, the Contract permits the custodian or trustee of the Individual Retirement Account to continue the Contract in the accumulation phase, with the Annuitant’s surviving spouse as the new Annuitant, if the following conditions are met:

1)	The custodian or trustee of the Individual Retirement Account is the owner of the annuity and has the right to the death proceeds otherwise payable under the Contract;

2)	The deceased Annuitant was the beneficial owner of the Individual Retirement Account;

3)	We receive a complete request for settlement for the death of the Annuitant; and

4)	The custodian or trustee of the Individual Retirement Account provides us with a signed certification of the following:

(a)	The Annuitant’s surviving spouse is the sole beneficiary of the Individual Retirement Account;

(b)	The Annuitant’s surviving spouse has elected to continue the Individual Retirement Account as his or her own Individual Retirement Account; and

(c)	The custodian or trustee of the Individual Retirement Account has continued the Individual Retirement Account pursuant to the surviving spouse’s election.
Simplified Employee Pension IRA (SEP IRA).    Code Section 408(k) allows eligible employers to establish simplified employee pension plans for their employees using individual retirement annuities. These employers may, within specified limits, make deductible contributions on behalf of the employees to the individual retirement annuities. Employers intending to use the Contract in connection with such plans should seek competent tax advice.
Savings Incentive Match Plans for Employees (SIMPLE IRA).    Code Section 408(p) allows eligible employers with 100 or fewer employees to establish SIMPLE retirement plans for their employees using individual retirement annuities. In general, a SIMPLE IRA consists of a salary deferral program for eligible employees and matching or nonelective contributions made by employers. Employers intending to purchase the Contract as a SIMPLE IRA should seek competent tax and legal advice. SIMPLE IRA plans must include the provisions of the Economic Growth and Tax Relief Reconciliation Act of 2007 (EGTRRA) to avoid adverse tax consequences. If your current SIMPLE IRA plan uses IRS Model Form 5304-SIMPLE with a revision date of March 2012 or later, then your plan is up to date. If your plan has a revision date prior to March 2012, please consult with your tax or legal advisor to determine the action you need to take in order to comply with this requirement.
To determine if you are eligible to contribute to any of the above listed IRAs (traditional, Roth, SEP, or SIMPLE), please refer to IRS Publication 590-A and your competent tax advisor.
Tax Sheltered Annuities.    Code Section 403(b) provides tax-deferred retirement savings plans for employees of certain non-profit and educational organizations. Under Section 403(b), any contract used for a 403(b) plan must provide that distributions attributable to salary reduction contributions made after 12/31/88, and all earnings on salary reduction contributions, may be made only on or after the date the employee:

•	attains age 59 1/2,

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•	severs employment,

•	dies,

•	becomes disabled, or

•	incurs a hardship (earnings on salary reduction contributions may not be distributed on account of hardship).
These limitations do not apply to withdrawals where Allstate Life is directed to transfer some or all of the Contract Value to another 403(b) plan. Generally, we do not accept funds in 403(b) contracts that are subject to the Employee Retirement Income Security Act of 1974 (ERISA).
Caution: Under IRS regulations we can accept contributions, transfers and rollovers only if we have entered into an information-sharing agreement, or its functional equivalent, with the applicable employer or its plan administrator. Unless your contract is grandfathered from certain provisions in these regulations, we will only process certain transactions (e.g, transfers, withdrawals, hardship distributions and, if applicable, loans) with employer approval. This means that if you request one of these transactions we will not consider your request to be in good order, and will not therefore process the transaction, until we receive the employer’s approval in written or electronic form.
Corporate and Self-Employed Pension and Profit Sharing Plans.    Section 401(a) of the Code permits corporate employers to establish various types of tax favored retirement plans for employees. Self-employed individuals may establish tax favored retirement plans for themselves and their employees (commonly referred to as “H.R.10” or “Keogh”). Such retirement plans may permit the purchase of annuity contracts. Allstate Life no longer issues annuity contracts to employer sponsored qualified retirement plans.
There are two owner types for contracts intended to qualify under Section 401(a): a qualified plan fiduciary or an annuitant owner.

•
A qualified plan fiduciary exists when a qualified plan trust that is intended to qualify under Section 401(a) of the Code is the owner. The qualified plan trust must have its own tax identification number and a named trustee acting as a fiduciary on behalf of the plan. The annuitant should be the person for whose benefit the contract was purchased.

•
An annuitant owner exists when the tax identification number of the owner and annuitant are the same, or the annuity contract is not owned by a qualified plan trust. The annuitant should be the person for whose benefit the contract was purchased.

If a qualified plan fiduciary is the owner of the contract, the qualified plan must be the beneficiary so that death benefits from the annuity are distributed in accordance with the terms of the qualified plan. Annuitant owned contracts require that the beneficiary be the annuitant’s spouse (if applicable), which is consistent with the required IRS language for qualified plans under Section 401(a). A completed Annuitant Owned Qualified Plan Designation of Beneficiary form is required in order to change the beneficiary of an annuitant owned Qualified Plan contract.
State and Local Government and Tax-Exempt Organization Deferred Compensation Plans.    Section 457 of the Code permits employees of state and local governments and tax-exempt organizations to defer a portion of their compensation without paying current taxes. The employees must be participants in an eligible deferred compensation plan. In eligible governmental plans, all assets and income must be held in a trust/custodial account/annuity contract for the exclusive benefit of the participants and their beneficiaries. To the extent the Contracts are used in connection with a non-governmental eligible plan, employees are considered general creditors of the employer and the employer as owner of the Contract has the sole right to the proceeds of the Contract. Under eligible 457 plans, contributions made for the benefit of the employees will not be includible in the employees’ gross income until distributed from the plan. Allstate Life no longer issues annuity contracts to 457 plans.
New Late Rollover Self-Certification. After August 24, 2016, you may be able to apply a rollover contribution to your IRA or qualified retirement plan after the 60-day deadline through a new self-certification procedure established by the IRS. Please consult your tax or legal adviser regarding your eligibility to use this self-certification procedure. As indicated in this IRS guidance, we, as a financial institution, are not required to accept your self-certification for waiver of the 60-day deadline.
ERISA Requirements
ERISA (the “Employee Retirement Income Security Act of 1974”) and the Code prevent a fiduciary and other “parties in interest” with respect to a plan (and, for these purposes, an IRA would also constitute a “plan”) from receiving any benefit from any party dealing with the plan, as a result of the sale of the Annuity. Administrative exemptions under ERISA generally permit the sale of insurance/annuity products to plans, provided that certain information is disclosed to the person purchasing the Annuity. This information has to do primarily with the fees, charges, discounts and other costs related to the Annuity, as well as any commissions paid to any agent selling the Annuity. Information about any applicable fees, charges, discounts, penalties or adjustments may be found in the applicable sections of this prospectus. Information about sales representatives and commissions may be found in the sections of this prospectus addressing distribution of the Annuities.
Other relevant information required by the exemptions is contained in the contract and accompanying documentation.
Please consult with your tax adviser if you have any questions about ERISA and these disclosure requirements.
Spousal Consent Rules for Retirement Plans - Qualified Annuities
If you are married at the time your payments commence, you may be required by federal law to choose an income option that provides survivor annuity income to your spouse, unless your spouse waives that right. Similarly, if you are married at the time of your death,

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federal law may require all or a portion of the Death Benefit to be paid to your spouse, even if you designated someone else as your Beneficiary. A brief explanation of the applicable rules follows. For more information, consult the terms of your retirement arrangement.
Defined Benefit Plans and Money Purchase Pension Plans. If you are married at the time your payments commence, federal law requires that benefits be paid to you in the form of a “qualified joint and survivor annuity” (QJSA), unless you and your spouse waive that right, in writing. Generally, this means that you will receive a reduced payment during your life and, upon your death, your spouse will receive at least one-half of what you were receiving for life. You may elect to receive another income option if your spouse consents to the election and waives his or her right to receive the QJSA. If your spouse consents to the alternative form of payment, your spouse may not receive any benefits from the plan upon your death. Federal law also requires that the plan pay a Death Benefit to your spouse if you are married and die before you begin receiving your benefit. This benefit must be available in the form of an Annuity for your spouse’s lifetime and is called a “qualified pre-retirement survivor annuity” (QPSA). If the plan pays Death Benefits to other Beneficiaries, you may elect to have a Beneficiary other than your spouse receive the Death Benefit, but only if your spouse consents to the election and waives his or her right to receive the QPSA. If your spouse consents to the alternate Beneficiary, your spouse will receive no benefits from the plan upon your death. Any QPSA waiver prior to your attaining age 35 will become null and void on the first day of the calendar year in which you attain age 35, if still employed.
Defined Contribution Plans (including 401(k) Plans and ERISA 403(b) Annuities). Spousal consent to a distribution is generally not required. Upon your death, your spouse will receive the entire Death Benefit, even if you designated someone else as your Beneficiary, unless your spouse consents in writing to waive this right. Also, if you are married and elect an Annuity as a periodic income option, federal law requires that you receive a QJSA (as described above), unless you and your spouse consent to waive this right.
IRAs, non-ERISA 403(b) Annuities, and 457 Plans. Spousal consent to a distribution usually is not required. Upon your death, any Death Benefit will be paid to your designated Beneficiary.
Gifts and Generation-skipping Transfers
If you transfer your Annuity to another person for less than adequate consideration, there may be gift tax consequences in addition to income tax consequences. Also, if you transfer your Annuity to a person two or more generations younger than you (such as a grandchild or grandniece) or to a person that is more than 37½ years younger than you, there may be generation-skipping transfer tax consequences.

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Statement of Additional Information
Table of Contents

Additions, Deletions or Substitutions of Investments
The Contract
Purchase of Contracts
Calculation of Accumulation Unit Values
Net Investment Factor
Calculation of Variable Amount Income Payments
Calculation of Annuity Unit Values
General Matters
Incontestability
Settlements
Safekeeping of the Variable Account’s Assets
Experts
Financial Statements
Appendix A-Accumulation Unit Values
THIS PROSPECTUS DOES NOT CONSTITUTE AN OFFERING IN ANY JURISDICTION IN WHICH SUCH OFFERING MAY NOT LAWFULLY BE MADE. WE DO NOT AUTHORIZE ANYONE TO PROVIDE ANY INFORMATION OR REPRESENTATIONS REGARDING THE OFFERING DESCRIBED IN THIS PROSPECTUS OTHER THAN AS CONTAINED IN THIS PROSPECTUS.

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Appendix A
Calculation of Enhanced Earnings Death Benefit Plus Amount

Example 1:
Assume that the oldest Owner (or Annuitant if the Contract owner is a non-living person) is age 55 on the Rider Application Date and elects the Enhanced Earnings Death Benefit Plus Option when the Contract is issued. The Owner makes an initial purchase payment of $100,000. After four years, the Owner dies. On the date Allstate Life receives Due Proof of Death, the Contract Value is $125,000. Prior to his death, the Owner did not make any additional purchase payments or take any withdrawals. The calculation is:

(A) Contract Value:		$125,000.00
(B) Total Purchase Payments		$100,000.00
(C) Total Excess-of-Earnings Withdrawals:		$0.00
(D) In-Force Premium:	(D) = (B) - (C)	$100,000.00
(E) In-Force Earnings:	(E) = (A) - (D)	$25,000.00
(F) Cap:	(F) = 100% × (D)	$100,000.00
(G) Enhanced Earnings Death Benefit Plus*:	(G) = MIN [50% × (E); (F)]	$12,500.00

*
If the oldest Owner (or Annuitant if the Contract owner is a non-living person) had been between the ages of 56 and 65 on the Rider Application Date, the Enhanced Earnings Death Benefit Plus benefit would be 40% of the In-Force Earnings ($10,000.00). If the oldest Owner (or Annuitant if the Contract owner is a non-living person) had been between the ages of 66 and 75 on the Rider Application Date, the Enhanced Earnings Death Benefit Plus benefit would be 25% of the In-Force Earnings ($6,250.00).

Example 2:
Assume the same facts as above, except that the Owner has taken a withdrawal of $10,000 during the second year of the Contract. Immediately prior to withdrawal, the Contract Value is $105,000. The Contract Value on the date Allstate Life receives Due Proof of Death will be assumed to be $114,000.
The calculation of the Total Excess-of-Earnings Withdrawals is:

(1) Contract Value:		$105,000.00
(2) Total Purchase Payments:		$100,000.00
(3) Prior Excess-of-Earnings Withdrawals:		$0.00
(4) In-Force Premium:		$100,000.00
(5) In-Force Earnings:	(5) = (1) - (4)	$5,000.00
(6) Withdrawal Amount:		$10,000.00
(7) Excess-of Earnings Withdrawal:	(7) = (6) - (5) and cannot be negative	$5,000.00
(8) Total Excess-of-Earnings Withdrawals:	(8) = (3) + (7)	$5,000.00
The calculation of the Enhanced Earnings Death Benefit Plus is:

(A) Contract Value:		$114,000.00
(B) In-Force Premium (before withdrawal):		$100,000.00
(C) Total Excess-of-Earnings Withdrawals:		$5,000.00
(D) In-Force Premium (after withdrawal):	(D) = (B) - (C)	$95,000.00
(E) In-Force Earnings:	(E) = (A) - (D)	$19,000.00
(F) Cap:	(F) = 100% × (D)	$95,000.00
(G) Enhanced Earnings Death Benefit Plus*:	(G) = MIN [50% × (E); (F)]	$9,500.00

*
If the oldest Owner (or Annuitant if the Contract owner is a non-living person) had been between the ages of 56 and 65 on the Rider Application Date, the Enhanced Earnings Death Benefit Plus benefit would be 40% of the In-Force Earnings ($7,600.00). If the oldest Owner (or Annuitant if the Contract owner is a non-living person) had been between the ages of 66 and 75 on the Rider Application Date, the Enhanced Earnings Death Benefit Plus benefit would be 25% of the In-Force Earnings ($4,750.00).

A-1

Example 3:
This example is intended to illustrate the effect of adding the Enhanced Earnings Death Benefit Plus Rider after the Contract has been issued and the effect of later purchase payments. Assume that the oldest Owner (or Annuitant if the Contract owner is a non-living person) is age 70 on the Rider Application Date. At the time the Contract is issued, the Owner makes a purchase payment of $100,000. After two years pass, the Owner elects to add the Enhanced Earnings Death Benefit Plus Rider. On the date this Rider is added, the Contract Value is $110,000. Two years later, the Owner withdraws $50,000. Immediately prior to the withdrawal, the Contract Value is $130,000. Another two years later, the Owner makes an additional purchase payment of $40,000. Two years later, the Owner dies with a Contract Value of $140,000 on the date Allstate Life receives Due Proof of Death.
The calculation of the Total Excess-of-Earnings Withdrawals is:

(1) Contract Value:		$130,000.00
(2) Contract Value on Rider Date:		$110,000.00
(3) Prior Excess-of-Earnings Withdrawals:		$0.00
(4) In-Force Premium:		$110,000.00
(5) In-Force Earnings:	(5) = (1) - (4)	$20,000.00
(6) Withdrawal Amount:		$50,000.00
(7) Excess-of Earnings Withdrawal:	(7) = (6) -(5) and cannot be negative	$30,000.00
(8) Total Excess-of-Earnings Withdrawals:	(8) = (3) + (7)	$30,000.00
The calculation of the Enhanced Earnings Death Benefit Plus is:

(A) Contract Value:		$140,000.00
(B) In-Force Premium (before withdrawal and purchase payment):		$110,000.00
(C) Total Excess-of-Earnings Withdrawals:		$30,000.00
(D) Additional Purchase Payment:		$40,000.00
(E) In-Force Premium (after withdrawal and purchase payment):		$120,000.00
(F) In-Force Earnings:	(F) = (A) - (E)	$20,000.00
(G) Cap:	(G) = 50% × (E)	$60,000.00
(H) Enhanced Earnings Death Benefit Plus*:	(H) = MIN [25% × (F); (G)]	$5,000.00

*
If the oldest Owner (or Annuitant if the Contract owner is a non-living person) had been age 55 or younger on the Rider Application Date, the Enhanced Earnings Death Benefit Plus benefit would be 50% of the In-Force Earnings ($10,000.00). If the oldest Owner (or Annuitant if the Contract owner is a non-living person) had been between the ages of 56 and 65 on the Rider Application Date, the Enhanced Earnings Death Benefit Plus benefit would be 40% of the In-Force Earnings ($8,000.00).

A-2

APPENDIX B - ACCUMULATION UNIT VALUES

Appendix B presents the Accumulation Unit Value and number of Accumulation Units outstanding for each Variable Sub-
Account since the Contracts were first offered; for a maximum of 10 years. This Appendix includes Accumulation Unit Values representing the highest and lowest available Contract charge combinations; as well as outstanding units for each such sub-accounts, which may include other variable annuities offered, as of the dates shown. The Statement of Additional Information, which is available upon request without charge, contains the Accumulation Unit Values for all other available combinations of charges. Please contact us at 1-800-457-7617 to obtain a copy of the Statement of Additional Information.

Contracts were first offered on June 5, 2000.

Contracts with the Death Benefit Combination Option, with the Income Benefit Combination Option 2, with the
Performance Death Benefit Option and with the Income and Death Benefit Combination Option 2 were first offered under the Contracts on June 5, 2000.

Contracts with the Enhanced Earnings Death Benefit Plus Option and with the Enhanced Earnings Death Benefit Plus and the Income and Death Benefit Combination Option 2 (age 66-75) were first offered under the Contracts on
May 1, 2001.

Contracts with the Income and Performance Death Benefit Option were first offered on June 1, 2002.

All the Variable Sub-Accounts were first offered under the Contracts on June 5, 2000 except for the Invesco Van Kampen
V.I. American Franchise Fund – Series II Sub-Account which commenced operations on May 17, 2001; the UIF U.S.
Mid Cap Growth, Class I Sub-Account, Invesco Van Kampen V.I. Comstock Fund – Series II Sub-Account; Putnam VT Small Cap Value – Class IB Sub-Account which commenced operations on May 1, 2002. The Invesco V.I.
Mid Cap Core Equity Fund – Series I Sub-Account, FTVIP Franklin High Income Securities – Class 2 Sub-Account,
FTVIP Franklin Income Securities – Class 2 Sub-Account, FTVIP Mutual Shares Securities – Class 2 Sub-Account and
FTVIP Templeton Foreign Securities – Class 2 Sub-Account were first offered on May 1, 2004; the Invesco V.I. Core
Equity – Series I Sub-Account was first offered as of May 1, 2006; the Invesco Van Kampen V.I. Equity and Income
Fund – Series II Sub-Account and the Invesco V.I. Global Core Equity Fund – Series II which were first offered under the Contracts on April 29, 2011; and the Putnam VT Growth Opportunities Fund - Class IB which was first offered under the contracts on November 18, 2016. The Accumulation Unit Value for each of the Variable Sub-Accounts was initially set at $10.00.

The name of the following Sub-Account changed since December 31, 2016. The name shown in the table of Accumulation Units corresponds to the name of the Sub-Account on December 31, 2016.

Sub-Account Name as of December 31, 2016 (as appears in the following tables of Accumulation Unit Values)	Sub-Account Name on/about May 1, 2017
UIF Emerging Markets Equity Portfolio, Class I	Morgan Stanley Variable Insurance Fund, Inc. Emerging Markets Equity Portfolio, Class I
UIF Global Infrastructure Portfolio, Class II	Morgan Stanley Variable Insurance Fund, Inc. Global Infrastructure Portfolio, Class II
UIF Global Strategist Portfolio, Class I	Morgan Stanley Variable Insurance Fund, Inc. Global Strategist Portfolio, Class I
UIF Global Strategist Portfolio, Class II	Morgan Stanley Variable Insurance Fund, Inc. Global Strategist Portfolio, Class II
UIF Mid Cap Growth Portfolio, Class I	Morgan Stanley Variable Insurance Fund, Inc. Mid Cap Growth Portfolio, Class I
UIF U.S. Real Estate Portfolio, Class I	Morgan Stanley Variable Insurance Fund, Inc. U.S. Real Estate Portfolio, Class I

Morgan Stanley Variable Annuity 3 - PROSPECTUS
ACCUMULATION UNIT VALUE AND NUMBER OF ACCUMULATION UNITS OUTSTANDING FOR EACH VARIABLE SUB-ACCOUNT*
Base Contract
Mortality & Expense = 1.25

	FOR THE YEAR ENDING DECEMBER 31	ACCUMULATION UNIT VALUE AT BEGINNING OF PERIOD	ACCUMULATION UNIT VALUE AT END OF PERIOD	NUMBER OF UNITS OUTSTANDING AT END OF PERIOD
AB VPS Growth & Income Portfolio - Class B
	2007	$13.228	$13.684	411,598
	2008	$13.684	$8.006	317,530
	2009	$8.006	$9.506	264,401
	2010	$9.506	$10.579	224,436
	2011	$10.579	$11.071	159,339
	2012	$11.071	$12.806	139,720
	2013	$12.806	$17.005	106,651
	2014	$17.005	$18.336	79,017
	2015	$18.336	$18.348	67,218
	2016	$18.348	$20.107	60,230
AB VPS Growth Portfolio - Class B
	2007	$6.873	$7.639	107,566
	2008	$7.639	$4.326	82,660
	2009	$4.326	$5.671	70,907
	2010	$5.671	$6.423	54,607
	2011	$6.423	$6.398	47,956
	2012	$6.398	$7.169	42,875
	2013	$7.169	$9.458	35,778
	2014	$9.458	$10.541	22,037
	2015	$10.541	$11.317	18,494
	2016	$11.317	$11.261	16,725
AB VPS Large Cap Growth Portfolio - Class B
	2007	$6.410	$7.185	175,058
	2008	$7.185	$4.266	144,019
	2009	$4.266	$5.770	98,942
	2010	$5.770	$6.252	77,813
	2011	$6.252	$5.967	56,729
	2012	$5.967	$6.836	49,607
	2013	$6.836	$9.239	34,403
	2014	$9.239	$10.377	36,858
	2015	$10.377	$11.349	33,542
	2016	$11.349	$11.461	24,193
Fidelity VIP Government Money Market Portfolio - Service Class 2
	2016	$10.000	$9.911	113,871
FTVIP Franklin High Income VIP Fund - Class 2
	2007	$11.782	$11.939	7,802
	2008	$11.939	$9.025	8,635
	2009	$9.025	$12.706	14,234
	2010	$12.706	$14.198	8,802
	2011	$14.198	$14.647	8,194
	2012	$14.647	$16.699	8,462
	2013	$16.699	$17.764	6,647
	2014	$17.764	$17.522	6,262
	2015	$17.522	$15.710	5,858
	2016	$15.710	$18.127	5,545

	FOR THE YEAR ENDING DECEMBER 31	ACCUMULATION UNIT VALUE AT BEGINNING OF PERIOD	ACCUMULATION UNIT VALUE AT END OF PERIOD	NUMBER OF UNITS OUTSTANDING AT END OF PERIOD
FTVIP Franklin Income VIP Fund - Class 2
	2007	$13.166	$13.477	136,424
	2008	$13.477	$9.353	118,802
	2009	$9.353	$12.512	109,928
	2010	$12.512	$13.909	100,363
	2011	$13.909	$14.050	80,087
	2012	$14.050	$15.615	71,124
	2013	$15.615	$17.553	59,429
	2014	$17.553	$18.117	50,142
	2015	$18.117	$16.613	51,933
	2016	$16.613	$18.689	46,730
FTVIP Franklin Mutual Shares VIP Fund - Class 2
	2007	$13.975	$14.266	73,763
	2008	$14.266	$8.852	57,637
	2009	$8.852	$11.008	46,905
	2010	$11.008	$12.076	27,474
	2011	$12.076	$11.790	23,318
	2012	$11.790	$13.288	20,079
	2013	$13.288	$16.815	10,615
	2014	$16.815	$17.772	9,311
	2015	$17.772	$16.668	9,072
	2016	$16.668	$19.085	7,841
FTVIP Templeton Foreign VIP Fund - Class 2
	2007	$15.027	$17.116	68,905
	2008	$17.116	$10.068	46,145
	2009	$10.068	$13.612	31,224
	2010	$13.612	$14.559	28,205
	2011	$14.559	$12.836	22,483
	2012	$12.836	$14.973	21,151
	2013	$14.973	$18.165	17,137
	2014	$18.165	$15.926	12,236
	2015	$15.926	$14.693	9,883
	2016	$14.693	$15.536	9,178
Invesco V.I. American Franchise Fund - Series I
	2007	$5.246	$6.054	135,127
	2008	$6.054	$3.047	114,228
	2009	$3.047	$4.992	90,954
	2010	$4.992	$5.902	84,248
	2011	$5.902	$5.463	68,351
	2012	$5.463	$6.130	112,119
	2013	$6.130	$8.475	110,367
	2014	$8.475	$9.067	92,080
	2015	$9.067	$9.394	88,113
	2016	$9.394	$9.478	72,299
Invesco V.I. American Franchise Fund - Series II
	2007	$7.646	$8.798	117,771
	2008	$8.798	$4.417	85,726
	2009	$4.417	$7.218	64,325
	2010	$7.218	$8.515	49,224
	2011	$8.515	$7.864	32,865
	2012	$7.864	$8.798	22,641
	2013	$8.798	$12.134	22,340
	2014	$12.134	$12.949	21,609
	2015	$12.949	$13.382	19,172
	2016	$13.382	$13.470	15,037

	FOR THE YEAR ENDING DECEMBER 31	ACCUMULATION UNIT VALUE AT BEGINNING OF PERIOD	ACCUMULATION UNIT VALUE AT END OF PERIOD	NUMBER OF UNITS OUTSTANDING AT END OF PERIOD
Invesco V.I. American Value Fund - Series I
	2007	$14.458	$15.382	271,927
	2008	$15.382	$8.910	187,046
	2009	$8.910	$12.236	137,737
	2010	$12.236	$14.757	111,866
	2011	$14.757	$14.694	93,769
	2012	$14.694	$17.006	69,078
	2013	$17.006	$22.527	60,821
	2014	$22.527	$24.392	50,957
	2015	$24.392	$21.868	45,450
	2016	$21.868	$24.919	45,167
Invesco V.I. Capital Appreciation Fund - Series I
	2007	$7.084	$7.828	274,469
	2008	$7.828	$4.441	214,667
	2009	$4.441	$5.305	109,313
	2010	$5.305	$6.045	96,853
	2011	$6.045	$5.492	59,678
	2012	$5.492	$6.313	0
Invesco V.I. Comstock Fund - Series II
	2007	$14.158	$13.642	563,059
	2008	$13.642	$8.640	380,976
	2009	$8.640	$10.946	268,137
	2010	$10.946	$12.494	209,230
	2011	$12.494	$12.067	164,769
	2012	$12.067	$14.158	121,343
	2013	$14.158	$18.948	82,669
	2014	$18.948	$20.395	70,660
	2015	$20.395	$18.875	55,657
	2016	$18.875	$21.786	48,937
Invesco V.I. Core Equity Fund - Series I
	2007	$10.818	$11.538	222,562
	2008	$11.538	$7.952	125,960
	2009	$7.952	$10.065	103,919
	2010	$10.065	$10.879	79,727
	2011	$10.879	$10.727	55,742
	2012	$10.727	$12.052	51,553
	2013	$12.052	$15.368	48,275
	2014	$15.368	$16.397	36,829
	2015	$16.397	$15.244	32,958
	2016	$15.244	$16.584	28,175
Invesco V.I. Diversified Dividend Fund - Series II
	2007	$12.276	$12.582	528,128
	2008	$12.582	$7.888	355,823
	2009	$7.888	$9.645	299,197
	2010	$9.645	$10.486	252,202
	2011	$10.486	$10.339	193,421
	2012	$10.339	$12.074	164,211
	2013	$12.074	$15.577	138,023
	2014	$15.577	$17.295	117,334
	2015	$17.295	$17.373	102,367
	2016	$17.373	$19.632	83,901

	FOR THE YEAR ENDING DECEMBER 31	ACCUMULATION UNIT VALUE AT BEGINNING OF PERIOD	ACCUMULATION UNIT VALUE AT END OF PERIOD	NUMBER OF UNITS OUTSTANDING AT END OF PERIOD
Invesco V.I. Equity and Income Fund - Series II
	2011	$10.000	$13.753	26,465
	2012	$13.753	$15.249	25,494
	2013	$15.249	$18.789	18,087
	2014	$18.789	$20.162	12,312
	2015	$20.162	$19.377	8,998
	2016	$19.377	$21.954	7,799
Invesco V.I. Global Core Equity Fund - Series II
	2011	$10.000	$9.880	85,343
	2012	$9.880	$11.055	76,520
	2013	$11.055	$13.333	63,615
	2014	$13.333	$13.218	54,003
	2015	$13.218	$12.826	49,525
	2016	$12.826	$13.478	44,474
Invesco V.I. Global Dividend Growth Fund - Series II
	2007	$14.572	$15.349	192,603
	2008	$15.349	$8.921	127,411
	2009	$8.921	$10.220	115,611
	2010	$10.220	$11.281	101,390
	2011	$11.281	$12.173	0
Invesco V.I. High Yield Fund - Series II
	2013	$10.000	$8.965	29,781
	2014	$8.965	$8.985	19,854
	2015	$8.985	$8.566	26,986
	2016	$8.566	$9.367	24,269
Invesco V.I. High Yield Securities Fund - Series II
	2007	$6.081	$6.233	125,010
	2008	$6.233	$4.723	69,806
	2009	$4.723	$6.723	62,495
	2010	$6.723	$7.293	65,214
	2011	$7.293	$7.314	42,422
	2012	$7.314	$8.551	42,853
	2013	$8.551	$8.824	0
Invesco V.I. Income Builder Fund - Series II
	2007	$14.104	$14.312	132,123
	2008	$14.312	$10.386	70,981
	2009	$10.386	$12.798	64,353
	2010	$12.798	$14.160	49,211
	2011	$14.160	$15.075	0
Invesco V.I. Mid Cap Core Equity Fund - Series I
	2007	$12.630	$13.650	12,652
	2008	$13.650	$9.626	11,423
	2009	$9.626	$12.366	17,753
	2010	$12.366	$13.922	13,870
	2011	$13.922	$12.860	13,083
	2012	$12.860	$14.077	12,132
	2013	$14.077	$17.890	8,109
	2014	$17.890	$18.433	3,188
	2015	$18.433	$17.453	2,945
	2016	$17.453	$19.533	2,133

	FOR THE YEAR ENDING DECEMBER 31	ACCUMULATION UNIT VALUE AT BEGINNING OF PERIOD	ACCUMULATION UNIT VALUE AT END OF PERIOD	NUMBER OF UNITS OUTSTANDING AT END OF PERIOD
Invesco V.I. Mid Cap Growth Fund - Series II
	2007	$12.651	$14.677	30,778
	2008	$14.677	$7.698	18,419
	2009	$7.698	$11.877	24,982
	2010	$11.877	$14.914	22,703
	2011	$14.914	$13.337	21,016
	2012	$13.337	$14.687	8,749
	2013	$14.687	$19.794	1,896
	2014	$19.794	$21.031	1,808
	2015	$21.031	$20.965	1,745
	2016	$20.965	$20.803	854
Invesco V.I. S&P 500 Index Fund - Series II
	2007	$9.458	$9.798	858,655
	2008	$9.798	$6.064	665,953
	2009	$6.064	$7.542	571,312
	2010	$7.542	$8.526	265,187
	2011	$8.526	$8.541	229,880
	2012	$8.541	$9.733	198,308
	2013	$9.733	$12.633	165,437
	2014	$12.633	$14.078	137,958
	2015	$14.078	$13.997	134,336
	2016	$13.997	$15.357	124,740
Morgan Stanley VIS - Global Infrastructure Portfolio - Class Y
	2007	$10.288	$12.183	213,254
	2008	$12.183	$8.000	155,752
	2009	$8.000	$9.379	141,765
	2010	$9.379	$9.877	126,178
	2011	$9.877	$11.286	98,628
	2012	$11.286	$13.188	80,071
	2013	$13.188	$15.294	60,088
	2014	$15.294	$16.187	0
Morgan Stanley VIS Aggressive Equity Portfolio - Class Y
	2007	$9.186	$10.819	162,276
	2008	$10.819	$5.444	107,805
	2009	$5.444	$9.080	87,543
	2010	$9.080	$11.263	68,395
	2011	$11.263	$10.268	52,218
	2012	$10.268	$11.307	49,946
	2013	$11.307	$12.007	0
Morgan Stanley VIS European Equity Portfolio - Class Y
	2007	$11.121	$12.655	135,423
	2008	$12.655	$7.136	105,002
	2009	$7.136	$8.970	81,962
	2010	$8.970	$9.466	68,512
	2011	$9.466	$8.419	59,218
	2012	$8.419	$9.814	54,042
	2013	$9.814	$12.316	49,094
	2014	$12.316	$11.013	42,261
	2015	$11.013	$10.279	36,500
	2016	$10.279	$9.863	30,298
Morgan Stanley VIS Global Advantage Portfolio - Class Y
	2007	$8.675	$9.986	69,193
	2008	$9.986	$5.521	51,624
	2009	$5.521	$5.278	0

	FOR THE YEAR ENDING DECEMBER 31	ACCUMULATION UNIT VALUE AT BEGINNING OF PERIOD	ACCUMULATION UNIT VALUE AT END OF PERIOD	NUMBER OF UNITS OUTSTANDING AT END OF PERIOD
Morgan Stanley VIS Income Plus Portfolio - Class Y
	2007	$14.067	$14.672	699,813
	2008	$14.672	$13.157	552,949
	2009	$13.157	$15.874	488,036
	2010	$15.874	$17.073	382,535
	2011	$17.073	$17.638	300,800
	2012	$17.638	$19.806	267,636
	2013	$19.806	$19.699	222,341
	2014	$19.699	$20.873	161,691
	2015	$20.873	$20.135	143,676
	2016	$20.135	$21.194	140,356
Morgan Stanley VIS Limited Duration Portfolio - Class Y
	2007	$11.443	$11.605	363,337
	2008	$11.605	$9.707	216,564
	2009	$9.707	$10.109	182,224
	2010	$10.109	$10.195	149,432
	2011	$10.195	$10.305	134,011
	2012	$10.305	$10.477	112,203
	2013	$10.477	$10.346	72,599
	2014	$10.346	$10.293	65,875
	2015	$10.293	$10.123	61,356
	2016	$10.123	$10.466	59,232
Morgan Stanley VIS Money Market Portfolio - Class Y
	2007	$10.718	$11.067	389,279
	2008	$11.067	$11.158	379,606
	2009	$11.158	$11.010	312,423
	2010	$11.010	$10.864	247,160
	2011	$10.864	$10.720	262,481
	2012	$10.720	$10.577	210,691
	2013	$10.577	$10.436	194,795
	2014	$10.436	$10.297	166,394
	2015	$10.297	$10.160	118,137
	2016	$10.160	$10.115	0
Morgan Stanley VIS Multi Cap Growth Portfolio - Class Y
	2007	$8.379	$9.856	654,237
	2008	$9.856	$5.081	419,421
	2009	$5.081	$8.564	326,439
	2010	$8.564	$10.767	257,237
	2011	$10.767	$9.883	207,506
	2012	$9.883	$10.929	174,531
	2013	$10.929	$16.214	180,165
	2014	$16.214	$16.867	169,420
	2015	$16.867	$18.029	137,016
	2016	$18.029	$17.139	118,764
Morgan Stanley VIS Strategist Portfolio - Class Y
	2007	$12.667	$13.542	344,448
	2008	$13.542	$10.127	262,329
	2009	$10.127	$11.933	246,537
	2010	$11.933	$12.539	218,174
	2011	$12.539	$11.365	170,369
	2012	$11.365	$11.961	141,464
	2013	$11.961	$12.742	0

	FOR THE YEAR ENDING DECEMBER 31	ACCUMULATION UNIT VALUE AT BEGINNING OF PERIOD	ACCUMULATION UNIT VALUE AT END OF PERIOD	NUMBER OF UNITS OUTSTANDING AT END OF PERIOD
Putnam VT Growth and Income Fund - Class IB
	2007	$12.753	$11.822	155,345
	2008	$11.822	$7.150	120,078
	2009	$7.150	$9.157	88,313
	2010	$9.157	$10.333	75,838
	2011	$10.333	$9.721	54,047
	2012	$9.721	$11.426	55,688
	2013	$11.426	$15.295	37,967
	2014	$15.295	$16.709	30,177
	2015	$16.709	$15.244	27,316
	2016	$15.244	$17.299	25,014
Putnam VT Growth Opportunities Fund - Class IB
	2016	$10.000	$10.058	25,199
Putnam VT International Equity Fund - Class IB
	2007	$11.629	$12.432	258,927
	2008	$12.432	$6.875	204,944
	2009	$6.875	$8.453	166,075
	2010	$8.453	$9.176	121,359
	2011	$9.176	$7.520	82,167
	2012	$7.520	$9.045	72,306
	2013	$9.045	$11.429	53,337
	2014	$11.429	$10.511	47,873
	2015	$10.511	$10.385	41,799
	2016	$10.385	$9.995	32,081
Putnam VT Small Cap Value Fund - Class IB
	2007	$16.419	$14.137	112,304
	2008	$14.137	$8.457	81,294
	2009	$8.457	$10.975	51,223
	2010	$10.975	$13.642	38,299
	2011	$13.642	$12.823	30,671
	2012	$12.823	$14.863	24,485
	2013	$14.863	$20.471	8,972
	2014	$20.471	$20.890	7,823
	2015	$20.890	$19.737	6,489
	2016	$19.737	$24.826	5,561
Putnam VT Voyager Fund - Class IB
	2007	$6.238	$6.494	174,855
	2008	$6.494	$4.034	142,717
	2009	$4.034	$6.523	116,435
	2010	$6.523	$7.774	94,118
	2011	$7.774	$6.301	65,484
	2012	$6.301	$7.101	57,697
	2013	$7.101	$10.069	44,011
	2014	$10.069	$10.900	39,010
	2015	$10.900	$10.096	28,452
	2016	$10.096	$10.160	0

	FOR THE YEAR ENDING DECEMBER 31	ACCUMULATION UNIT VALUE AT BEGINNING OF PERIOD	ACCUMULATION UNIT VALUE AT END OF PERIOD	NUMBER OF UNITS OUTSTANDING AT END OF PERIOD
UIF Emerging Markets Equity Portfolio, Class I
	2007	$16.971	$23.514	63,180
	2008	$23.514	$10.062	47,253
	2009	$10.062	$16.861	36,755
	2010	$16.861	$19.800	39,507
	2011	$19.800	$15.976	24,517
	2012	$15.976	$18.906	21,955
	2013	$18.906	$18.461	16,973
	2014	$18.461	$17.396	15,685
	2015	$17.396	$15.328	13,732
	2016	$15.328	$16.142	12,072
UIF Global Infrastructure - Class II
	2014	$10.000	$17.394	48,482
	2015	$17.394	$14.778	42,855
	2016	$14.778	$16.763	40,873
UIF Global Strategist Portfolio, Class I
	2007	$11.653	$13.173	107,935
	2008	$13.173	$7.197	73,228
	2009	$7.197	$9.410	58,230
	2010	$9.410	$9.811	38,066
	2011	$9.811	$9.324	27,994
	2012	$9.324	$10.472	29,411
	2013	$10.472	$11.979	28,686
	2014	$11.979	$12.073	18,328
	2015	$12.073	$11.150	16,187
	2016	$11.150	$11.614	13,735
UIF Global Strategist Portfolio, Class II
	2013	$10.000	$13.914	115,207
	2014	$13.914	$14.002	84,660
	2015	$14.002	$12.912	78,980
	2016	$12.912	$13.439	74,730
UIF Growth Portfolio, Class I
	2007	$7.634	$9.181	145,613
	2008	$9.181	$4.602	82,608
	2009	$4.602	$7.517	63,529
	2010	$7.517	$9.112	49,766
	2011	$9.112	$8.739	41,531
	2012	$8.739	$9.861	33,206
	2013	$9.861	$14.405	24,170
	2014	$14.405	$15.116	20,277
	2015	$15.116	$16.739	19,305
	2016	$16.739	$16.245	18,227
UIF Mid Cap Growth Portfolio, Class I
	2007	$15.373	$18.603	54,578
	2008	$18.603	$9.770	32,323
	2009	$9.770	$15.197	24,694
	2010	$15.197	$19.838	14,118
	2011	$19.838	$18.179	10,515
	2012	$18.179	$19.493	11,230
	2013	$19.493	$26.441	7,995
	2014	$26.441	$26.600	9,012
	2015	$26.600	$24.695	9,359
	2016	$24.695	$22.226	8,620

	FOR THE YEAR ENDING DECEMBER 31	ACCUMULATION UNIT VALUE AT BEGINNING OF PERIOD	ACCUMULATION UNIT VALUE AT END OF PERIOD	NUMBER OF UNITS OUTSTANDING AT END OF PERIOD
UIF U.S. Real Estate Portfolio, Class I
	2007	$35.036	$28.663	76,408
	2008	$28.663	$17.562	49,233
	2009	$17.562	$22.239	42,744
	2010	$22.239	$28.515	31,977
	2011	$28.515	$29.799	19,820
	2012	$29.799	$34.054	13,731
	2013	$34.054	$34.287	9,329
	2014	$34.287	$43.882	7,475
	2015	$43.882	$44.233	6,858
	2016	$44.233	$46.615	4,859
*The Accumulation Unit Values in this table reflect a mortality and expense risk charge of 1.25% and an administrative expense charge of 0.10%.
Morgan Stanley Variable Annuity 3 - PROSPECTUS
ACCUMULATION UNIT VALUE AND NUMBER OF ACCUMULATION UNITS OUTSTANDING FOR EACH VARIABLE SUB-ACCOUNT*
With The Enhanced Earnings Death Benefit Plus Option {Age 66-75} and the Income and Death Benefit Combination Option 2
Mortality & Expense = 2.1

	FOR THE YEAR ENDING DECEMBER 31	ACCUMULATION UNIT VALUE AT BEGINNING OF PERIOD	ACCUMULATION UNIT VALUE AT END OF PERIOD	NUMBER OF UNITS OUTSTANDING AT END OF PERIOD
AB VPS Growth & Income Portfolio - Class B
	2007	$11.890	$12.195	88,398
	2008	$12.195	$7.075	81,158
	2009	$7.075	$8.329	63,365
	2010	$8.329	$9.191	54,066
	2011	$9.191	$9.537	44,883
	2012	$9.537	$10.938	39,871
	2013	$10.938	$14.402	35,053
	2014	$14.402	$15.397	31,843
	2015	$15.397	$15.277	26,727
	2016	$15.277	$16.600	24,170
AB VPS Growth Portfolio - Class B
	2007	$9.949	$10.963	20,580
	2008	$10.963	$6.156	17,318
	2009	$6.156	$8.001	19,032
	2010	$8.001	$8.986	13,879
	2011	$8.986	$8.876	11,281
	2012	$8.876	$9.861	9,690
	2013	$9.861	$12.900	11,062
	2014	$12.900	$14.255	7,202
	2015	$14.255	$15.175	7,128
	2016	$15.175	$14.972	4,955

	FOR THE YEAR ENDING DECEMBER 31	ACCUMULATION UNIT VALUE AT BEGINNING OF PERIOD	ACCUMULATION UNIT VALUE AT END OF PERIOD	NUMBER OF UNITS OUTSTANDING AT END OF PERIOD
AB VPS Large Cap Growth Portfolio - Class B
	2007	$8.777	$9.754	19,456
	2008	$9.754	$5.742	18,596
	2009	$5.742	$7.701	18,418
	2010	$7.701	$8.274	12,920
	2011	$8.274	$7.830	12,021
	2012	$7.830	$8.894	9,719
	2013	$8.894	$11.920	8,913
	2014	$11.920	$13.274	8,535
	2015	$13.274	$14.395	7,979
	2016	$14.395	$14.414	7,646
Fidelity VIP Government Money Market Portfolio - Service Class 2
	2016	$10.000	$9.855	10,763
FTVIP Franklin High Income VIP Fund - Class 2
	2007	$11.516	$11.570	694
	2008	$11.570	$8.672	2,700
	2009	$8.672	$12.105	3,362
	2010	$12.105	$13.412	3,267
	2011	$13.412	$13.719	3,670
	2012	$13.719	$15.509	3,482
	2013	$15.509	$16.359	3,347
	2014	$16.359	$15.999	3,213
	2015	$15.999	$14.223	3,101
	2016	$14.223	$16.273	2,999
FTVIP Franklin Income VIP Fund - Class 2
	2007	$12.868	$13.060	36,169
	2008	$13.060	$8.986	8,882
	2009	$8.986	$11.920	9,261
	2010	$11.920	$13.139	7,859
	2011	$13.139	$13.160	8,048
	2012	$13.160	$14.502	6,649
	2013	$14.502	$16.164	6,509
	2014	$16.164	$16.542	6,278
	2015	$16.542	$15.040	6,039
	2016	$15.040	$16.778	5,813
FTVIP Franklin Mutual Shares VIP Fund - Class 2
	2007	$13.659	$13.825	25,553
	2008	$13.825	$8.505	18,332
	2009	$8.505	$10.487	18,654
	2010	$10.487	$11.408	14,890
	2011	$11.408	$11.044	13,976
	2012	$11.044	$12.342	13,618
	2013	$12.342	$15.485	13,375
	2014	$15.485	$16.227	13,071
	2015	$16.227	$15.090	10,623
	2016	$15.090	$17.134	9,933

	FOR THE YEAR ENDING DECEMBER 31	ACCUMULATION UNIT VALUE AT BEGINNING OF PERIOD	ACCUMULATION UNIT VALUE AT END OF PERIOD	NUMBER OF UNITS OUTSTANDING AT END OF PERIOD
FTVIP Templeton Foreign VIP Fund - Class 2
	2007	$14.687	$16.586	18,229
	2008	$16.586	$9.674	13,506
	2009	$9.674	$12.968	13,032
	2010	$12.968	$13.753	12,512
	2011	$13.753	$12.023	12,151
	2012	$12.023	$13.905	11,787
	2013	$13.905	$16.728	13,202
	2014	$16.728	$14.542	13,053
	2015	$14.542	$13.302	13,183
	2016	$13.302	$13.947	12,372
Invesco V.I. American Franchise Fund - Series I
	2007	$8.011	$9.165	2,234
	2008	$9.165	$4.573	1,787
	2009	$4.573	$7.430	4,993
	2010	$7.430	$8.711	1,477
	2011	$8.711	$7.995	482
	2012	$7.995	$8.895	7,455
	2013	$8.895	$12.194	6,726
	2014	$12.194	$12.935	5,169
	2015	$12.935	$13.287	4,750
	2016	$13.287	$13.293	4,376
Invesco V.I. American Franchise Fund - Series II
	2007	$7.901	$9.015	38,746
	2008	$9.015	$4.487	31,968
	2009	$4.487	$7.271	21,893
	2010	$7.271	$8.505	21,089
	2011	$8.505	$7.788	15,393
	2012	$7.788	$8.639	13,926
	2013	$8.639	$11.814	12,337
	2014	$11.814	$12.501	11,172
	2015	$12.501	$12.810	10,838
	2016	$12.810	$12.785	10,410
Invesco V.I. American Value Fund - Series I
	2007	$13.928	$14.693	57,793
	2008	$14.693	$8.438	49,807
	2009	$8.438	$11.491	39,489
	2010	$11.491	$13.741	36,904
	2011	$13.741	$13.567	34,349
	2012	$13.567	$15.567	29,861
	2013	$15.567	$20.447	28,592
	2014	$20.447	$21.953	26,610
	2015	$21.953	$19.515	25,015
	2016	$19.515	$22.049	22,821
Invesco V.I. Capital Appreciation Fund - Series I
	2007	$9.968	$10.921	25,815
	2008	$10.921	$6.144	21,564
	2009	$6.144	$7.277	15,961
	2010	$7.277	$8.221	15,110
	2011	$8.221	$7.406	12,883
	2012	$7.406	$8.490	0

	FOR THE YEAR ENDING DECEMBER 31	ACCUMULATION UNIT VALUE AT BEGINNING OF PERIOD	ACCUMULATION UNIT VALUE AT END OF PERIOD	NUMBER OF UNITS OUTSTANDING AT END OF PERIOD
Invesco V.I. Comstock Fund - Series II
	2007	$13.608	$13.000	91,124
	2008	$13.000	$8.164	73,104
	2009	$8.164	$10.255	69,573
	2010	$10.255	$11.607	53,357
	2011	$11.607	$11.115	47,484
	2012	$11.115	$12.930	43,533
	2013	$12.930	$17.159	40,540
	2014	$17.159	$18.313	35,938
	2015	$18.313	$16.805	34,501
	2016	$16.805	$19.233	29,559
Invesco V.I. Core Equity Fund - Series I
	2007	$10.756	$11.375	25,757
	2008	$11.375	$7.773	25,609
	2009	$7.773	$9.756	22,990
	2010	$9.756	$10.455	19,154
	2011	$10.455	$10.222	17,180
	2012	$10.222	$11.387	15,094
	2013	$11.387	$14.397	14,508
	2014	$14.397	$15.231	13,151
	2015	$15.231	$14.040	12,314
	2016	$14.040	$15.145	11,270
Invesco V.I. Diversified Dividend Fund - Series II
	2007	$10.956	$11.134	112,405
	2008	$11.134	$6.921	81,169
	2009	$6.921	$8.391	72,003
	2010	$8.391	$9.046	52,907
	2011	$9.046	$8.844	47,402
	2012	$8.844	$10.240	35,952
	2013	$10.240	$13.099	32,137
	2014	$13.099	$14.420	25,482
	2015	$14.420	$14.363	23,630
	2016	$14.363	$16.094	22,538
Invesco V.I. Equity and Income Fund - Series II
	2011	$10.000	$12.001	10,043
	2012	$12.001	$13.193	6,390
	2013	$13.193	$16.118	5,873
	2014	$16.118	$17.149	3,036
	2015	$17.149	$16.343	2,289
	2016	$16.343	$18.360	2,209
Invesco V.I. Global Core Equity Fund - Series II
	2011	$10.000	$9.560	24,346
	2012	$9.560	$10.606	22,119
	2013	$10.606	$12.684	19,808
	2014	$12.684	$12.468	16,314
	2015	$12.468	$11.996	15,188
	2016	$11.996	$12.499	14,587
Invesco V.I. Global Dividend Growth Fund - Series II
	2007	$14.714	$15.365	47,585
	2008	$15.365	$8.855	35,478
	2009	$8.855	$10.058	32,531
	2010	$10.058	$11.009	26,563
	2011	$11.009	$11.846	0

	FOR THE YEAR ENDING DECEMBER 31	ACCUMULATION UNIT VALUE AT BEGINNING OF PERIOD	ACCUMULATION UNIT VALUE AT END OF PERIOD	NUMBER OF UNITS OUTSTANDING AT END OF PERIOD
Invesco V.I. High Yield Fund - Series II
	2013	$10.000	$13.760	11,697
	2014	$13.760	$13.674	9,658
	2015	$13.674	$12.926	9,641
	2016	$12.926	$14.015	9,053
Invesco V.I. High Yield Securities Fund - Series II
	2007	$9.906	$10.067	15,346
	2008	$10.067	$7.564	12,676
	2009	$7.564	$10.675	12,399
	2010	$10.675	$11.482	12,329
	2011	$11.482	$11.419	11,661
	2012	$11.419	$13.237	11,433
	2013	$13.237	$13.622	0
Invesco V.I. Income Builder Fund - Series II
	2007	$12.841	$12.920	23,533
	2008	$12.920	$9.297	16,857
	2009	$9.297	$11.359	15,078
	2010	$11.359	$12.461	10,272
	2011	$12.461	$13.229	0
Invesco V.I. Mid Cap Core Equity Fund - Series I
	2007	$12.347	$13.230	2,971
	2008	$13.230	$9.251	4,497
	2009	$9.251	$11.784	2,759
	2010	$11.784	$13.154	2,001
	2011	$13.154	$12.048	1,868
	2012	$12.048	$13.076	1,772
	2013	$13.076	$16.477	1,679
	2014	$16.477	$16.834	1,562
	2015	$16.834	$15.804	1,479
	2016	$15.804	$17.538	1,078
Invesco V.I. Mid Cap Growth Fund - Series II
	2007	$12.366	$14.225	9,234
	2008	$14.225	$7.398	2,316
	2009	$7.398	$11.316	2,810
	2010	$11.316	$14.090	1,483
	2011	$14.090	$12.493	1,441
	2012	$12.493	$13.642	886
	2013	$13.642	$18.230	885
	2014	$18.230	$19.205	885
	2015	$19.205	$18.982	884
	2016	$18.982	$18.677	883
Invesco V.I. S&P 500 Index Fund - Series II
	2007	$11.045	$11.344	82,340
	2008	$11.344	$6.961	70,217
	2009	$6.961	$8.584	61,559
	2010	$8.584	$9.623	55,944
	2011	$9.623	$9.558	53,180
	2012	$9.558	$10.800	42,787
	2013	$10.800	$13.899	36,156
	2014	$13.899	$15.358	31,612
	2015	$15.358	$15.141	30,218
	2016	$15.141	$16.471	28,088

	FOR THE YEAR ENDING DECEMBER 31	ACCUMULATION UNIT VALUE AT BEGINNING OF PERIOD	ACCUMULATION UNIT VALUE AT END OF PERIOD	NUMBER OF UNITS OUTSTANDING AT END OF PERIOD
Morgan Stanley VIS - Global Infrastructure Portfolio - Class Y
	2007	$11.042	$12.965	29,383
	2008	$12.965	$8.441	17,297
	2009	$8.441	$9.812	14,626
	2010	$9.812	$10.246	13,273
	2011	$10.246	$11.609	10,810
	2012	$11.609	$13.450	9,879
	2013	$13.450	$15.465	8,202
	2014	$15.465	$16.325	0
Morgan Stanley VIS Aggressive Equity Portfolio - Class Y
	2007	$11.829	$13.814	16,082
	2008	$13.814	$6.891	11,969
	2009	$6.891	$11.397	10,580
	2010	$11.397	$14.018	11,288
	2011	$14.018	$12.672	9,520
	2012	$12.672	$13.835	7,857
	2013	$13.835	$14.652	0
Morgan Stanley VIS European Equity Portfolio - Class Y
	2007	$13.644	$15.394	22,836
	2008	$15.394	$8.607	19,192
	2009	$8.607	$10.727	15,944
	2010	$10.727	$11.224	15,644
	2011	$11.224	$9.898	11,212
	2012	$9.898	$11.441	10,866
	2013	$11.441	$14.237	8,343
	2014	$14.237	$12.622	7,703
	2015	$12.622	$11.681	7,335
	2016	$11.681	$11.114	6,445
Morgan Stanley VIS Global Advantage Portfolio - Class Y
	2007	$11.723	$13.379	3,074
	2008	$13.379	$7.334	2,581
	2009	$7.334	$6.993	0
Morgan Stanley VIS Income Plus Portfolio - Class Y
	2007	$12.082	$12.495	91,664
	2008	$12.495	$11.109	43,056
	2009	$11.109	$13.291	32,551
	2010	$13.291	$14.173	23,350
	2011	$14.173	$14.519	21,978
	2012	$14.519	$16.166	18,826
	2013	$16.166	$15.942	17,893
	2014	$15.942	$16.749	17,836
	2015	$16.749	$16.020	17,250
	2016	$16.020	$16.720	16,057
Morgan Stanley VIS Limited Duration Portfolio - Class Y
	2007	$10.383	$10.441	45,662
	2008	$10.441	$8.659	35,293
	2009	$8.659	$8.941	28,093
	2010	$8.941	$8.941	28,287
	2011	$8.941	$8.961	26,580
	2012	$8.961	$9.033	25,713
	2013	$9.033	$8.845	23,691
	2014	$8.845	$8.725	22,009
	2015	$8.725	$8.508	22,057
	2016	$8.508	$8.723	19,206

	FOR THE YEAR ENDING DECEMBER 31	ACCUMULATION UNIT VALUE AT BEGINNING OF PERIOD	ACCUMULATION UNIT VALUE AT END OF PERIOD	NUMBER OF UNITS OUTSTANDING AT END OF PERIOD
Morgan Stanley VIS Money Market Portfolio - Class Y
	2007	$9.813	$10.046	75,997
	2008	$10.046	$10.043	111,558
	2009	$10.043	$9.826	40,101
	2010	$9.826	$9.613	28,073
	2011	$9.613	$9.405	26,695
	2012	$9.405	$9.201	15,634
	2013	$9.201	$9.002	14,679
	2014	$9.002	$8.807	15,623
	2015	$8.807	$8.616	16,935
	2016	$8.616	$8.554	0
Morgan Stanley VIS Multi Cap Growth Portfolio - Class Y
	2007	$10.765	$12.556	80,969
	2008	$12.556	$6.417	63,633
	2009	$6.417	$10.726	57,340
	2010	$10.726	$13.371	50,551
	2011	$13.371	$12.169	35,880
	2012	$12.169	$13.343	27,882
	2013	$13.343	$19.628	31,972
	2014	$19.628	$20.247	27,602
	2015	$20.247	$21.457	26,598
	2016	$21.457	$20.226	20,962
Morgan Stanley VIS Strategist Portfolio - Class Y
	2007	$13.155	$13.945	58,218
	2008	$13.945	$10.340	58,894
	2009	$10.340	$12.081	47,756
	2010	$12.081	$12.586	42,585
	2011	$12.586	$11.312	36,407
	2012	$11.312	$11.804	34,302
	2013	$11.804	$12.541	0
Putnam VT Growth and Income Fund - Class IB
	2007	$11.809	$10.853	26,909
	2008	$10.853	$6.508	23,241
	2009	$6.508	$8.264	21,314
	2010	$8.264	$9.247	15,022
	2011	$9.247	$8.626	13,854
	2012	$8.626	$10.053	9,945
	2013	$10.053	$13.343	9,242
	2014	$13.343	$14.453	6,257
	2015	$14.453	$13.075	6,115
	2016	$13.075	$14.712	6,205
Putnam VT Growth Opportunities Fund - Class IB
	2016	$10.000	$10.048	6,215
Putnam VT International Equity Fund - Class IB
	2007	$14.443	$15.310	31,740
	2008	$15.310	$8.394	27,801
	2009	$8.394	$10.234	19,983
	2010	$10.234	$11.015	18,959
	2011	$11.015	$8.951	13,750
	2012	$8.951	$10.674	9,312
	2013	$10.674	$13.373	9,085
	2014	$13.373	$12.196	8,819
	2015	$12.196	$11.947	8,698
	2016	$11.947	$11.401	7,650

	FOR THE YEAR ENDING DECEMBER 31	ACCUMULATION UNIT VALUE AT BEGINNING OF PERIOD	ACCUMULATION UNIT VALUE AT END OF PERIOD	NUMBER OF UNITS OUTSTANDING AT END OF PERIOD
Putnam VT Small Cap Value Fund - Class IB
	2007	$15.781	$13.472	23,113
	2008	$13.472	$7.991	14,118
	2009	$7.991	$10.282	12,858
	2010	$10.282	$12.672	12,288
	2011	$12.672	$11.811	13,888
	2012	$11.811	$13.574	11,238
	2013	$13.574	$18.538	11,343
	2014	$18.538	$18.757	8,648
	2015	$18.757	$17.571	8,330
	2016	$17.571	$21.916	7,328
Putnam VT Voyager Fund - Class IB
	2007	$8.745	$9.026	28,466
	2008	$9.026	$5.559	23,573
	2009	$5.559	$8.913	14,664
	2010	$8.913	$10.533	12,431
	2011	$10.533	$8.465	20,209
	2012	$8.465	$9.459	8,609
	2013	$9.459	$13.299	8,424
	2014	$13.299	$14.274	5,546
	2015	$14.274	$13.110	4,818
	2016	$13.110	$13.094	0
UIF Emerging Markets Equity Portfolio, Class I
	2007	$26.880	$36.928	7,939
	2008	$36.928	$15.668	6,887
	2009	$15.668	$26.033	6,676
	2010	$26.033	$30.312	6,180
	2011	$30.312	$24.251	4,913
	2012	$24.251	$28.455	4,753
	2013	$28.455	$27.551	4,784
	2014	$27.551	$25.741	4,695
	2015	$25.741	$22.488	4,521
	2016	$22.488	$23.483	4,288
UIF Global Infrastructure - Class II
	2014	$10.000	$17.441	5,152
	2015	$17.441	$14.692	5,089
	2016	$14.692	$16.525	5,052
UIF Global Strategist Portfolio, Class I
	2007	$14.052	$15.750	5,224
	2008	$15.750	$8.531	4,084
	2009	$8.531	$11.060	3,994
	2010	$11.060	$11.435	3,049
	2011	$11.435	$10.775	2,684
	2012	$10.775	$11.999	1,858
	2013	$11.999	$13.610	1,842
	2014	$13.610	$13.601	1,835
	2015	$13.601	$12.454	1,199
	2016	$12.454	$12.863	1,199
UIF Global Strategist Portfolio, Class II
	2013	$10.000	$13.615	30,487
	2014	$13.615	$13.585	27,348
	2015	$13.585	$12.421	26,390
	2016	$12.421	$12.819	12,443

	FOR THE YEAR ENDING DECEMBER 31	ACCUMULATION UNIT VALUE AT BEGINNING OF PERIOD	ACCUMULATION UNIT VALUE AT END OF PERIOD	NUMBER OF UNITS OUTSTANDING AT END OF PERIOD
UIF Growth Portfolio, Class I
	2007	$10.067	$12.003	22,896
	2008	$12.003	$5.966	24,944
	2009	$5.966	$9.663	19,063
	2010	$9.663	$11.614	18,563
	2011	$11.614	$11.043	17,405
	2012	$11.043	$12.356	17,285
	2013	$12.356	$17.897	17,502
	2014	$17.897	$18.622	14,188
	2015	$18.622	$20.446	14,032
	2016	$20.446	$19.675	10,356
UIF Mid Cap Growth Portfolio, Class I
	2007	$14.775	$17.728	28,595
	2008	$17.728	$9.231	23,131
	2009	$9.231	$14.237	19,640
	2010	$14.237	$18.429	17,655
	2011	$18.429	$16.745	16,250
	2012	$16.745	$17.803	13,579
	2013	$17.803	$23.944	12,397
	2014	$23.944	$23.884	11,794
	2015	$23.884	$21.986	11,172
	2016	$21.986	$19.620	9,909
UIF U.S. Real Estate Portfolio, Class I
	2007	$27.546	$22.344	28,916
	2008	$22.344	$13.573	19,337
	2009	$13.573	$17.042	17,011
	2010	$17.042	$21.667	16,094
	2011	$21.667	$22.452	14,229
	2012	$22.452	$25.440	12,773
	2013	$25.440	$25.398	12,410
	2014	$25.398	$32.230	11,458
	2015	$32.230	$32.213	10,872
	2016	$32.213	$33.661	10,460
*The Accumulation Unit Values in this table reflect a mortality and expense risk charge of 2.10% and an administrative expense charge of 0.10%.

41336                                        MORGAN3

MORGAN STANLEY VARIABLE ANNUITY II
Allstate Life Insurance Company
Statement of Additional Information
Allstate Financial Advisors Separate Account I
Dated May 1, 2017
P.O. Box 758565
Topeka, KS 66675-8565
1 (800) 457-7617
This Statement of Additional Information supplements the information in the prospectus for the Morgan Stanley Variable Annuity II Contracts ("VA II Contracts"). This Statement of Additional Information is not a prospectus. You should read it in conjunction with the prospectus, dated May 1, 2017, for each form of Contract. You may obtain a prospectus by calling or writing us at the address or telephone number listed above, or by calling or writing your Morgan Stanley Financial Advisor.
Except as otherwise noted, this Statement of Additional Information uses the same defined terms as the prospectus for each form of Contract described above.

1

ADDITIONS, DELETIONS OR SUBSTITUTIONS OF INVESTMENTS
We may add, delete, or substitute the Portfolio shares held by any Variable Sub-Account to the extent the law permits. We may substitute shares of any Portfolio with those of another Portfolio of the same or different mutual Portfolio if the shares of the Portfolio are no longer available for investment, or if we believe investment in any Portfolio would become inappropriate in view of the purposes of the Variable Account.
We will not substitute shares attributable to a Contract owner's interest in a Variable Sub-Account until we have notified the Contract owner of the change, and until the Securities and Exchange Commission has approved the change, to the extent such notification and approval are required by law. Nothing contained in this Statement of Additional Information shall prevent the Variable Account from purchasing other securities for other series or classes of contracts, or from effecting a conversion between series or classes of contracts on the basis of requests made by Contract owners.
We also may establish additional Variable Sub-Accounts or series of Variable Sub-Accounts. Each additional Variable Sub-Account would purchase shares in a new Portfolio of the same or different mutual fund. We may establish new Variable Sub-Accounts when we believe marketing needs or investment conditions warrant. We determine the basis on which we will offer any new Variable Sub-Accounts in conjunction with the Contract to existing Contract owners. We may eliminate one or more Variable Sub-Accounts if, in our sole discretion, marketing, tax or investment conditions so warrant.
We may, by appropriate endorsement, change the Contract as we believe necessary or appropriate to reflect any substitution or change in the Portfolios. If we believe the best interests of persons having voting rights under the Contracts would be served, we may operate the Variable Account as a management company under the Investment Company Act of 1940 or we may withdraw its registration under such Act if such registration is no longer required.
THE CONTRACT
The Contract is primarily designed to aid individuals in long-term financial planning. You can use it for retirement planning regardless of whether the retirement plan qualifies for special federal income tax treatment.
PURCHASES
Morgan Stanley & Co. LLC is the principal underwriter and distributor of the Contracts. The Contracts are no longer sold to new customers, however, existing customers can continue to hold the Contracts and make additional purchase payments. The Contracts were distributed exclusively by Morgan Stanley & Co. LLC ("MS&Co) and its affiliates to its clients. MS&Co also serves as the principal underwriter of the Contracts. MS&Co is a member of the New York Stock Exchange and the Financial Industry Regulatory Authority, and is located at 1585 Broadway, New York, New York 10036.
MS&Co does not receive compensation for its role as principal underwriter. However, we pay commissions to MS&Co on purchase payments made to the Contracts, up to a maximum sales commission of 6.0% of purchase payments and a sales administration expense charge of up to 0.75%. In addition, we pay ongoing annual compensation of up to 1.4% of Contract Value. To compensate MS&Co for the costs of distribution, insurance licensing, due diligence and other home office services, we pay MS&Co an additional percentage of purchase payments not exceeding 0.80% and a percentage of Contract Value not exceeding 0.20%. Commissions and annual compensation, when combined, could exceed 8.5% of total premium payments. Individual representatives receive a portion of compensation paid to MS&Co in accordance with MS&Co's practices. We also make additional payments to MS&Co for promotional marketing and educational expenses and to reimburse certain expenses of registered representatives relating to sales of Contracts. In addition, MS&Co may pay annually to its representatives, from its profits, a persistency bonus that will take into account, among other things, the length of time purchase payments have been held under the Contract and Contract Value.
Effective June 1, 2009, Morgan Stanley and Citigroup Inc. ("Citi") established a new broker dealer, Morgan Stanley Smith Barney LLC ("MSSB"), as part of a joint venture that included the Global Wealth Management Group within MS&Co. In furtherance of this joint venture, effective June 1, 2009, Morgan Stanley Smith Barney LLC was added as an additional party to the General Agency/Selling Agreement related to sales of the Contracts through the Morgan Stanley channel of MSSB. Compensation amounts previously paid to MS&Co are now paid to MSSB.
We are no longer offering the Contracts in all states. Please check with your Morgan Stanley Financial Advisor for availability.
For the Variable Account, we paid commissions to Morgan Stanley & Co. LLC Incorporated of $9,011,901, $12,774,163 and $14,232,285 for the years 2014, 2015 and 2016 respectively.
TAX-FREE EXCHANGES (1035 EXCHANGES, ROLLOVERS AND TRANSFERS)
We accept purchase payments that are the proceeds of a Contract in a transaction qualifying for a tax-free exchange under Section 1035 of the Internal Revenue Code ("Code"). Except as required by federal law in calculating the basis of the Contract, we do not differentiate between Section 1035 purchase payments and non-Section 1035 purchase payments.
We also accept "rollovers" and transfers from Contracts qualifying as tax-sheltered annuities ("TSAs"), individual retirement annuities or accounts ("IRAs"), or any other Qualified Contract that is eligible to "rollover" into an IRA. We differentiate among non-Qualified

2

Contracts, TSAs, IRAs and other Qualified Contracts to the extent necessary to comply with federal tax laws. For example, we restrict the assignment, transfer, or pledge of TSAs and IRAs so the Contracts will continue to qualify for special tax treatment. A Contract owner contemplating any such exchange, rollover or transfer of a Contract should contact a competent tax adviser with respect to the potential effects of such a transaction.
CALCULATION OF ACCUMULATION UNIT VALUES
The value of Accumulation Units will change each Valuation Period according to the investment performance of the Portfolio shares purchased by each Variable Sub-Account and the deduction of certain expenses and charges. A "Valuation Period" is the period from the end of one Valuation Date and continues to the end of the next Valuation Date. A Valuation Date ends at the close of regular trading on the New York Stock Exchange (currently 3:00 p.m. Central Time).
The Accumulation Unit Value of a Variable Sub-Account for any Valuation Period equals the Accumulation Unit Value as of the immediately preceding Valuation Period, multiplied by the Net Investment Factor (described below) for that Variable Sub-Account for the current Valuation Period.
NET INVESTMENT FACTOR
The Net Investment Factor for a Valuation Period is a number representing the change, since the last Valuation Period, in the value of Variable Sub-Account assets per Accumulation Unit due to investment income, realized or unrealized capital gain or loss, deductions for taxes, if any, and deductions for the mortality and expense risk charge and administrative expense charge. We determine the Net Investment Factor for each Variable Sub-Account for any Valuation Period by dividing (A) by (B) and subtracting (C) from the result, where:

(A)	is the sum of:

(1)	the net asset value per share of the Portfolio underlying the Variable Sub-Account determined at the end of the current Valuation Period; plus,

(2)	the per share amount of any dividend or capital gain distributions made by the Portfolio underlying the Variable Sub-Account during the current Valuation Period;

(B)	is the net asset value per share of the Portfolio underlying the Variable Sub-Account determined as of the end of the immediately preceding Valuation Period; and

(C)
is the annualized mortality and expense risk and administrative expense charges divided by the number of days in the current calendar year and then multiplied by the number of calendar days in the current Valuation Period.

CALCULATION OF VARIABLE INCOME PAYMENTS
We calculate the amount of the first variable income payment under an Income Plan by applying the Contract Value allocated to each Variable Sub-Account less any applicable premium tax charge deducted at the time, to the income payment tables in the Contract. We divide the amount of the first variable annuity income payment by the Variable Sub-Account's then current Annuity Unit value to determine the number of annuity units ("Annuity Units") upon which later income payments will be based. To determine income payments after the first, we simply multiply the number of Annuity Units determined in this manner for each Variable Sub-Account by the then current Annuity Unit value ("Annuity Unit Value") for that Variable Sub-Account.
CALCULATION OF ANNUITY UNIT VALUES
Annuity Units in each Variable Sub-Account are valued separately and Annuity Unit Values will depend upon the investment experience of the particular Portfolio in which the Variable Sub-Account invests. We calculate the Annuity Unit Value for each Variable Sub-Account at the end of any Valuation Period by:

•
multiplying the Annuity Unit Value at the end of the immediately preceding Valuation Period by the Variable Sub-Account's Net Investment Factor (described in the preceding section) for the Period; and then

•	dividing the product by the sum of 1.0 plus the assumed investment rate for the Valuation Period.
The assumed investment rate adjusts for the interest rate assumed in the income payment tables used to determine the dollar amount of the first variable income payment, and is at an effective annual rate which is disclosed in the Contract.
We determine the amount of the first variable income payment paid under an Income Plan using the income payment tables set out in the Contracts. The Contracts include tables that differentiate on the basis of sex, except in states that require the use of unisex tables.

3

GENERAL MATTERS
INCONTESTABILITY
We will not contest the Contract after we issue it.
SETTLEMENTS
The Contract must be returned to us prior to any settlement. We must receive due proof of the Contract owner(s) death (or Annuitant's death if there is a non-natural Contract owner) before we will settle a death claim.
SAFEKEEPING OF THE VARIABLE ACCOUNT'S ASSETS
We hold title to the assets of the Variable Account. We keep the assets physically segregated and separate and apart from our general corporate assets. We maintain records of all purchases and redemptions of the Portfolio shares held by each of the Variable Sub-Accounts.
The Portfolios do not issue stock certificates. Therefore, we hold the Variable Account's assets in open account in lieu of stock certificates. See the Portfolios' prospectuses for a more complete description of the custodian of the Portfolios.
PREMIUM TAXES
Applicable premium tax rates depend on the Contract owner's state of residency and the insurance laws and our status in those states where premium taxes are incurred. Premium tax rates may be changed by legislation, administrative interpretations, or judicial acts.
TAX RESERVES
We do not establish capital gains tax reserves for any Variable Sub-Account nor do we deduct charges for tax reserves because we believe that capital gains attributable to the Variable Account will not be taxable. However, we reserve the right to deduct charges to establish tax reserves for potential taxes on realized or unrealized capital gains.
CYBER SECURITY RISK
With the increasing use of technology and computer systems in general and, in particular, the Internet to conduct necessary business functions, Allstate Life is susceptible to operational, information security and related risks. These risks, which are often collectively referred to as “cyber security” risks, may include deliberate or malicious attacks, as well as unintentional events and occurrences. These risks are heightened by our offering of products with certain features, including those with automatic asset transfer or re-allocation strategies, and by our employment of complex investment, trading and hedging programs. Cyber security is generally defined as the technology, operations and related protocol surrounding and protecting a user’s computer hardware, network, systems and applications and the data transmitted and stored therewith. These measures ensure the reliability of a user’s systems, as well as the security, availability, integrity, and confidentiality of data assets.
Deliberate cyber attacks can include, but are not limited to, gaining unauthorized access (including physical break-ins and attempts to fraudulently induce employees, customers and other users of these systems to disclose sensitive information in order to gain access) to computer systems in order to misappropriate and/or disclose sensitive or confidential information; deleting, corrupting or modifying data; and causing operational disruptions. Cyber attacks may also be carried out in a manner that does not require gaining unauthorized access, such as causing denial-of-service attacks on websites (in order to prevent access to computer networks). In addition to deliberate breaches engineered by external actors, cyber security risks can also result from the conduct of malicious, exploited or careless insiders, whose actions may result in the destruction, release or disclosure of confidential or proprietary information stored on an organization’s systems.
Cyber security failures or breaches that could impact Allstate Life and Owners, whether deliberate or unintentional, could arise not only in connection with our own administration of the Contract, but also with entities operating the Contract’s underlying funds and with third-party service providers to Allstate Life. Cyber security failures originating with any of the entities involved with the offering and administration of the Contract may cause significant disruptions in the business operations related to the Contract. Potential impacts may include, but are not limited to, potential financial losses under the Contract, your inability to conduct transactions under the Contract and/or with respect to an underlying fund, an inability to calculate the accumulation unit value (AUV) with respect to the Contract and/or the net asset value (NAV) with respect to an underlying fund, and disclosures of your personal or confidential account information.
In addition to direct impacts to you, cyber security failures of the type described above may result in adverse impacts to Allstate Life, including regulatory inquiries, regulatory proceedings, regulatory and/or legal and litigation costs, and reputational damage. Costs incurred by Allstate Life may include reimbursement and other expenses, including the costs of litigation and litigation settlements and additional compliance costs. Considerable expenses also may be incurred by Allstate Life in enhancing and upgrading computer systems and systems security following a cyber security failure.
The rapid proliferation of technologies, as well as the increased sophistication and activities of organized crime, hackers, terrorists, hostile foreign governments, and others continue to pose new and significant cyber security threats. Although Allstate Life, our service

4

providers, and the underlying funds offered under the Contract may have established business continuity plans and risk management systems to mitigate cyber security risks, there can be no guarantee or assurance that such plans or systems will be effective, or that all risks that exist, or may develop in the future, have been completely anticipated and identified or can be protected against. Furthermore, Allstate Life cannot control or assure the efficacy of the cyber security plans and systems implemented by third-party service providers, the underlying funds, and the issuers in which the underlying funds invest.
EXPERTS
The financial statements and the related financial statement schedules of Allstate Life Insurance Company and the financial statements of the sub-accounts of Allstate Financial Advisors Separate Account I included in this Statement of Additional Information have been audited by Deloitte & Touche LLP, an independent registered public accounting firm, as stated in their reports appearing herein. Such financial statements and financial statement schedules are included in reliance upon the reports of such firm given upon their authority as experts in accounting and auditing.
FINANCIAL STATEMENTS
The following financial statements (and accompanying Reports of Independent Registered Public Accounting Firm) appear in the pages that follow:

•
consolidated financial statements of Allstate Life Insurance Company as of December 31, 2016 and 2015 and for each of the three years in the period ended December 31, 2016 and related consolidated financial statement schedules, and

•
the statements of net assets of each of the Sub-accounts which comprise Allstate Financial Advisors Separate Account I, as of December 31, 2016 and the statements of operations for the year or period then ended and statements of changes in net assets for each of the periods in the two-year period then ended.

The consolidated financial statements and related financial statement schedules of Allstate Life Insurance Company included herein should be considered only as bearing upon the ability of Allstate Life Insurance Company to meet its obligations under the Contracts.

5

Morgan Stanley Variable Annuity II - SAI
ACCUMULATION UNIT VALUE AND NUMBER OF ACCUMULATION UNITS OUTSTANDING FOR
EACH VARIABLE SUB-ACCOUNT* WITH THE LONGEVITY REWARD RIDER
Mortality & Expense = 1.18

	FOR THE YEAR ENDING DECEMBER 31	ACCUMULATION UNIT VALUE AT BEGINNING OF PERIOD	ACCUMULATION UNIT VALUE AT END OF PERIOD	NUMBER OF UNITS OUTSTANDING AT END OF PERIOD
AB VPS Growth & Income Portfolio - Class B
	2007	$13.289	$13.757	138,909
	2008	$13.757	$8.055	114,561
	2009	$8.055	$9.570	92,246
	2010	$9.570	$10.658	69,599
	2011	$10.658	$11.161	62,133
	2012	$11.161	$12.919	50,171
	2013	$12.919	$17.167	46,342
	2014	$17.167	$18.524	31,261
	2015	$18.524	$18.549	29,381
	2016	$18.549	$20.341	25,101
AB VPS Growth Portfolio - Class B
	2007	$6.904	$7.679	42,118
	2008	$7.679	$4.352	38,363
	2009	$4.352	$5.709	24,169
	2010	$5.709	$6.470	15,946
	2011	$6.470	$6.450	14,091
	2012	$6.450	$7.232	9,044
	2013	$7.232	$9.549	8,361
	2014	$9.549	$10.649	7,050
	2015	$10.649	$11.441	5,298
	2016	$11.441	$11.392	4,116
AB VPS Large Cap Growth Portfolio - Class B
	2007	$6.440	$7.223	23,849
	2008	$7.223	$4.291	19,016
	2009	$4.291	$5.809	28,324
	2010	$5.809	$6.299	25,304
	2011	$6.299	$6.015	27,229
	2012	$6.015	$6.896	27,540
	2013	$6.896	$9.328	25,385
	2014	$9.328	$10.483	21,508
	2015	$10.483	$11.474	12,842
	2016	$11.474	$11.595	12,747
Fidelity VIP Government Money Market Portfolio - Initial Class
	2016	$10.000	$9.930	57,351
FTVIP Franklin High Income VIP Fund - Class 2
	2007	$11.805	$11.970	1,120
	2008	$11.970	$9.055	2,394
	2009	$9.055	$12.757	6,729
	2010	$12.757	$14.265	7,903
	2011	$14.265	$14.726	7,737
	2012	$14.726	$16.801	7,048
	2013	$16.801	$17.885	9,144
	2014	$17.885	$17.654	6,930
	2015	17.654	15.839	5,714
	2016	$15.839	$18.289	1,783

	FOR THE YEAR ENDING DECEMBER 31	ACCUMULATION UNIT VALUE AT BEGINNING OF PERIOD	ACCUMULATION UNIT VALUE AT END OF PERIOD	NUMBER OF UNITS OUTSTANDING AT END OF PERIOD
FTVIP Franklin Income VIP Fund - Class 2
	2007	$13.191	$13.512	110,866
	2008	$13.512	$9.384	134,812
	2009	$9.384	$12.562	129,454
	2010	$12.562	$13.974	118,257
	2011	$13.974	$14.125	99,068
	2012	$14.125	$15.710	70,169
	2013	$15.710	$17.672	64,127
	2014	$17.672	$18.253	56,833
	2015	$18.253	$16.750	57,607
	2016	$16.750	$18.856	49,729
FTVIP Franklin Mutual Shares VIP Fund - Class 2
	2007	$14.001	$14.303	54,075
	2008	$14.303	$8.881	42,596
	2009	$8.881	$11.052	47,795
	2010	$11.052	$12.132	30,723
	2011	$12.132	$11.854	29,523
	2012	$11.854	$13.369	25,720
	2013	$13.369	$16.930	24,385
	2014	$16.930	$17.905	21,406
	2015	$17.905	$16.804	16,154
	2016	$16.804	$19.256	13,607
FTVIP Franklin Small Cap Value VIP Fund - Class 2
	2007	$13.117	$12.641	3,192
	2008	$12.641	$8.360	3,084
	2009	$8.360	$10.660	2,079
	2010	$10.660	$13.494	1,681
	2011	$13.494	$12.822	1,825
	2012	$12.822	$14.986	1,264
	2013	$14.986	$20.157	4,979
	2014	$20.157	$20.015	4,059
	2015	$20.015	$18.300	3,979
	2016	$18.300	$23.523	3,867
FTVIP Templeton Foreign VIP Fund - Class 2
	2007	$15.055	$17.160	68,790
	2008	$17.160	$10.101	67,001
	2009	$10.101	$13.666	44,666
	2010	$13.666	$14.627	30,480
	2011	$14.627	$12.905	30,341
	2012	$12.905	$15.064	16,836
	2013	$15.064	$18.289	10,420
	2014	$18.289	$16.046	10,038
	2015	$16.046	$14.813	9,071
	2016	$14.813	$15.675	7,739
Invesco V.I. American Franchise Fund - Series I
	2007	$5.271	$6.086	101,418
	2008	$6.086	$3.065	93,852
	2009	$3.065	$5.025	81,141
	2010	$5.025	$5.946	68,664
	2011	$5.946	$5.508	63,731
	2012	$5.508	$6.184	63,576
	2013	$6.184	$8.556	53,496
	2014	$8.556	$9.160	54,203
	2015	$9.160	$9.497	42,778
	2016	$9.497	$9.589	42,194

	FOR THE YEAR ENDING DECEMBER 31	ACCUMULATION UNIT VALUE AT BEGINNING OF PERIOD	ACCUMULATION UNIT VALUE AT END OF PERIOD	NUMBER OF UNITS OUTSTANDING AT END OF PERIOD
Invesco V.I. American Value Fund - Series I
	2007	$14.524	$15.464	61,086
	2008	$15.464	$8.963	49,681
	2009	$8.963	$12.319	44,775
	2010	$12.319	$14.867	36,252
	2011	$14.867	$14.814	31,803
	2012	$14.814	$17.156	20,114
	2013	$17.156	$22.742	15,265
	2014	$22.742	$24.642	14,139
	2015	$24.642	$22.108	9,409
	2016	$22.108	$25.209	8,078
Invesco V.I. Capital Appreciation Fund - Series I
	2007	$7.117	$7.870	61,641
	2008	$7.870	$4.468	56,417
	2009	$4.468	$5.341	49,549
	2010	$5.341	$6.090	39,779
	2011	$6.090	$5.537	15,654
	2012	$5.537	$6.366	0
Invesco V.I. Comstock Fund - Series I
	2007	$14.355	$13.882	402,162
	2008	$13.882	$8.816	299,483
	2009	$8.816	$11.209	262,661
	2010	$11.209	$12.835	219,323
	2011	$12.835	$12.439	178,199
	2012	$12.439	$14.642	125,372
	2013	$14.642	$19.657	98,757
	2014	$19.657	$21.228	74,671
	2015	$21.228	$19.704	61,291
	2016	$19.704	$22.819	46,316
Invesco V.I. Core Equity Fund - Series I
	2007	$10.822	$11.550	17,578
	2008	$11.550	$7.967	24,547
	2009	$7.967	$10.091	17,047
	2010	$10.091	$10.915	10,355
	2011	$10.915	$10.770	5,154
	2012	$10.770	$12.108	5,181
	2013	$12.108	$15.451	4,500
	2014	$15.451	$16.497	3,209
	2015	$16.497	$15.348	1,568
	2016	$15.348	$16.708	1,436
Invesco V.I. Diversified Dividend Fund - Series I
	2007	$12.536	$12.898	1,550,578
	2008	$12.898	$8.105	1,231,868
	2009	$8.105	$9.947	965,340
	2010	$9.947	$10.850	805,190
	2011	$10.850	$10.734	686,384
	2012	$10.734	$12.581	569,811
	2013	$12.581	$16.276	491,117
	2014	$16.276	$18.131	394,087
	2015	$18.131	$18.270	336,783
	2016	$18.270	$20.710	305,455

	FOR THE YEAR ENDING DECEMBER 31	ACCUMULATION UNIT VALUE AT BEGINNING OF PERIOD	ACCUMULATION UNIT VALUE AT END OF PERIOD	NUMBER OF UNITS OUTSTANDING AT END OF PERIOD
Invesco V.I. Equity and Income Fund - Series I
	2011	$10.000	$14.252	60,504
	2012	$14.252	$15.840	34,046
	2013	$15.840	$19.577	31,280
	2014	$19.577	$21.074	21,262
	2015	$21.074	$20.329	21,319
	2016	$20.329	$23.106	20,490
Invesco V.I. Global Core Equity Fund - Series I
	2011	$10.000	$10.249	268,012
	2012	$10.249	$11.510	221,462
	2013	$11.510	$13.921	182,640
	2014	$13.921	$13.838	147,869
	2015	$13.838	$13.468	119,629
	2016	$13.468	$14.204	102,176
Invesco V.I. Global Dividend Growth Fund - Series I
	2007	$14.876	$15.717	575,992
	2008	$15.717	$9.165	460,244
	2009	$9.165	$10.536	384,666
	2010	$10.536	$11.657	333,791
	2011	$11.657	$12.603	0
Invesco V.I. High Yield Fund - Series I
	2013	$10.000	$9.377	76,534
	2014	$9.377	$9.418	59,040
	2015	$9.418	$9.004	49,074
	2016	$9.004	$9.886	45,079
Invesco V.I. High Yield Securities Fund - Series I
	2007	$6.210	$6.386	219,537
	2008	$6.386	$4.847	193,341
	2009	$4.847	$6.918	147,318
	2010	$6.918	$7.527	120,711
	2011	$7.527	$7.580	103,200
	2012	$7.580	$8.894	92,507
	2013	$8.894	$9.218	0
Invesco V.I. Income Builder Fund - Series I
	2007	$14.403	$14.675	90,393
	2008	$14.675	$10.680	88,710
	2009	$10.680	$13.197	77,007
	2010	$13.197	$14.641	68,075
	2011	$14.641	$15.613	0
Invesco V.I. Mid Cap Core Equity Fund - Series I
	2007	$12.654	$13.685	6,080
	2008	$13.685	$9.657	6,436
	2009	$9.657	$12.415	14,579
	2010	$12.415	$13.987	11,247
	2011	$13.987	$12.929	11,690
	2012	$12.929	$14.162	11,810
	2013	$14.162	$18.011	11,598
	2014	$18.011	$18.571	9,880
	2015	$18.571	$17.596	6,165
	2016	$17.596	$19.707	5,586

	FOR THE YEAR ENDING DECEMBER 31	ACCUMULATION UNIT VALUE AT BEGINNING OF PERIOD	ACCUMULATION UNIT VALUE AT END OF PERIOD	NUMBER OF UNITS OUTSTANDING AT END OF PERIOD
Invesco V.I. Mid Cap Growth Fund - Series II
	2007	$12.675	$14.716	0
	2008	$14.716	$7.724	0
	2009	$7.724	$11.925	0
	2010	$11.925	$14.984	924
	2011	$14.984	$13.409	1,162
	2012	$13.409	$14.777	981
	2013	$14.777	$19.929	981
	2014	$19.929	$21.189	45
	2015	$21.189	$21.138	0
	2016	$21.138	$20.989	0
Invesco V.I. S&P 500 Index Fund - Series I
	2007	$9.662	$10.037	213,121
	2008	$10.037	$6.236	158,027
	2009	$6.236	$7.778	135,052
	2010	$7.778	$8.822	120,008
	2011	$8.822	$8.871	102,776
	2012	$8.871	$10.130	102,888
	2013	$10.130	$13.192	79,122
	2014	$13.192	$14.759	64,574
	2015	$14.759	$14.721	60,545
	2016	$14.721	$16.199	53,917
Morgan Stanley VIS - Global Infrastructure Portfolio - Class X
	2007	$10.503	$12.478	773,690
	2008	$12.478	$8.220	630,140
	2009	$8.220	$9.679	461,670
	2010	$9.679	$10.218	383,968
	2011	$10.218	$11.709	339,210
	2012	$11.709	$13.720	280,159
	2013	$13.720	$15.972	213,600
	2014	$15.972	$16.919	0
Morgan Stanley VIS Aggressive Equity Portfolio - Class X
	2007	$9.382	$11.083	59,347
	2008	$11.083	$5.595	58,015
	2009	$5.595	$9.362	61,562
	2010	$9.362	$11.648	30,343
	2011	$11.648	$10.657	23,240
	2012	$10.657	$11.768	17,853
	2013	$11.768	$12.514	0
Morgan Stanley VIS European Equity Portfolio - Class X
	2007	$11.354	$12.957	553,835
	2008	$12.957	$7.330	437,552
	2009	$7.330	$9.243	352,687
	2010	$9.243	$9.785	311,388
	2011	$9.785	$8.729	251,901
	2012	$8.729	$10.213	194,531
	2013	$10.213	$12.856	174,161
	2014	$12.856	$11.533	143,734
	2015	$11.533	$10.797	132,940
	2016	$10.797	$10.389	108,442
Morgan Stanley VIS Global Advantage Portfolio - Class X
	2007	8.858	10.239	30,689
	2008	10.239	5.678	26,674
	2009	5.678	5.432	0

	FOR THE YEAR ENDING DECEMBER 31	ACCUMULATION UNIT VALUE AT BEGINNING OF PERIOD	ACCUMULATION UNIT VALUE AT END OF PERIOD	NUMBER OF UNITS OUTSTANDING AT END OF PERIOD
Morgan Stanley VIS Income Plus Portfolio - Class X
	2007	$14.375	$15.041	752,646
	2008	$15.041	$13.524	640,520
	2009	$13.524	$16.367	538,282
	2010	$16.367	$17.658	455,546
	2011	$17.658	$18.307	390,176
	2012	$18.307	$20.620	317,117
	2013	$20.620	$20.567	263,273
	2014	$20.567	$21.886	213,894
	2015	$21.886	$21.156	196,477
	2016	$21.156	$22.367	162,316
Morgan Stanley VIS Limited Duration Portfolio - Class X
	2007	$11.697	$11.888	151,045
	2008	$11.888	$9.987	118,985
	2009	$9.987	$10.428	89,992
	2010	$10.428	$10.538	76,078
	2011	$10.538	$10.690	56,861
	2012	$10.690	$10.906	44,025
	2013	$10.906	$10.810	45,454
	2014	$10.810	$10.793	27,136
	2015	$10.793	$10.639	23,198
	2016	$10.639	$11.038	16,063
Morgan Stanley VIS Money Market Portfolio - Class X
	2007	$10.946	$11.339	239,947
	2008	$11.339	$11.469	321,999
	2009	$11.469	$11.326	251,260
	2010	$11.326	$11.183	241,347
	2011	$11.183	$11.042	176,966
	2012	$11.042	$10.902	150,438
	2013	$10.902	$10.765	128,064
	2014	$10.765	$10.629	75,801
	2015	$10.629	$10.495	62,417
	2016	$10.495	$10.451	0
Morgan Stanley VIS Multi Cap Growth Portfolio - Class X
	2007	$8.555	$10.096	1,535,579
	2008	$10.096	$5.221	1,277,472
	2009	$5.221	$8.830	1,065,114
	2010	$8.830	$11.138	884,769
	2011	$11.138	$10.255	761,229
	2012	$10.255	$11.377	672,904
	2013	$11.377	$16.933	570,335
	2014	$16.933	$17.673	458,388
	2015	$17.673	$18.948	403,457
	2016	$18.948	$18.071	379,330
Morgan Stanley VIS Strategist Portfolio - Class X
	2007	$12.934	$13.870	1,322,649
	2008	$13.870	$10.410	1,069,708
	2009	$10.410	$12.306	957,836
	2010	$12.306	$12.978	798,091
	2011	$12.978	$11.793	655,323
	2012	$11.793	$12.446	552,716
	2013	$12.446	$13.279	0

	FOR THE YEAR ENDING DECEMBER 31	ACCUMULATION UNIT VALUE AT BEGINNING OF PERIOD	ACCUMULATION UNIT VALUE AT END OF PERIOD	NUMBER OF UNITS OUTSTANDING AT END OF PERIOD
Putnam VT Growth and Income Fund - Class IB
	2007	$12.812	$11.884	21,026
	2008	$11.884	$7.193	17,836
	2009	$7.193	$9.218	13,740
	2010	$9.218	$10.410	13,947
	2011	$10.410	$9.801	7,954
	2012	$9.801	$11.527	6,246
	2013	$11.527	$15.441	6,380
	2014	$15.441	$16.881	6,913
	2015	$16.881	$15.411	5,489
	2016	$15.411	$17.501	5,193
Putnam VT Growth Opportunities Fund - Class IB
	2016	$10.000	$10.058	10,448
Putnam VT International Equity Fund - Class IB
	2007	$11.683	$12.499	140,631
	2008	$12.499	$6.916	72,436
	2009	$6.916	$8.510	78,950
	2010	$8.510	$9.244	63,718
	2011	$9.244	$7.581	55,695
	2012	$7.581	$9.125	45,173
	2013	$9.125	$11.538	43,438
	2014	$11.538	$10.619	41,653
	2015	$10.619	$10.499	32,342
	2016	$10.499	$10.111	28,447
Putnam VT Small Cap Value Fund - Class IB
	2007	$16.472	$14.193	3,688
	2008	$14.193	$8.497	1,693
	2009	$8.497	$11.034	810
	2010	$11.034	$13.725	786
	2011	$13.725	$12.910	788
	2012	$12.910	$14.974	675
	2013	$14.974	$20.639	662
	2014	$20.639	$21.077	222
	2015	$21.077	$19.926	219
	2016	$19.926	$25.083	209
Putnam VT Voyager Fund - Class IB
	2007	$6.267	$6.528	38,457
	2008	$6.528	$4.058	37,144
	2009	$4.058	$6.567	28,768
	2010	$6.567	$7.832	24,108
	2011	$7.832	$6.352	24,291
	2012	$6.352	$7.164	18,646
	2013	$7.164	$10.165	17,430
	2014	$10.165	$11.011	14,189
	2015	$11.011	$10.207	12,239
	2016	$10.207	$10.278	0

	FOR THE YEAR ENDING DECEMBER 31	ACCUMULATION UNIT VALUE AT BEGINNING OF PERIOD	ACCUMULATION UNIT VALUE AT END OF PERIOD	NUMBER OF UNITS OUTSTANDING AT END OF PERIOD
UIF Emerging Markets Equity Portfolio, Class I
	2007	$17.049	$23.639	24,769
	2008	$23.639	$10.123	20,824
	2009	$10.123	$16.975	26,083
	2010	$16.975	$19.947	18,906
	2011	$19.947	$16.106	15,533
	2012	$16.106	$19.073	12,033
	2013	$19.073	$18.638	11,580
	2014	$18.638	$17.575	11,103
	2015	$17.575	$15.496	10,678
	2016	$15.496	$16.330	10,138
UIF Global Infrastructure - Class I
	2014	$10.000	$18.232	184,052
	2015	$18.232	$15.524	149,565
	2016	$15.524	$17.667	128,733
UIF Global Strategist Portfolio, Class I
	2007	$11.707	$13.243	45,985
	2008	$13.243	$7.240	41,188
	2009	$7.240	$9.473	27,207
	2010	$9.473	$9.884	18,402
	2011	$9.884	$9.400	17,888
	2012	$9.400	$10.565	14,310
	2013	$10.565	$12.094	603,160
	2014	$12.094	$12.197	480,773
	2015	$12.197	$11.272	410,513
	2016	$11.272	$11.750	372,055
UIF Growth Portfolio, Class I
	2007	$7.669	$9.230	113,591
	2008	$9.230	$4.630	75,159
	2009	$4.630	$7.568	52,257
	2010	$7.568	$9.180	42,054
	2011	$9.180	$8.810	29,402
	2012	$8.810	$9.948	25,886
	2013	$9.948	$14.543	15,260
	2014	$14.543	$15.271	14,142
	2015	$15.271	$16.922	11,993
	2016	$16.922	$16.434	14,925
UIF Mid Cap Growth Portfolio, Class I
	2007	$15.423	$18.677	23,703
	2008	$18.677	$9.816	20,819
	2009	$9.816	$15.278	15,942
	2010	$15.278	$19.959	12,659
	2011	$19.959	$18.302	10,373
	2012	$18.302	$19.639	6,311
	2013	$19.639	$26.658	5,670
	2014	$26.658	$26.837	6,019
	2015	$26.837	$24.933	5,481
	2016	$24.933	$22.455	5,134

	FOR THE YEAR ENDING DECEMBER 31	ACCUMULATION UNIT VALUE AT BEGINNING OF PERIOD	ACCUMULATION UNIT VALUE AT END OF PERIOD	NUMBER OF UNITS OUTSTANDING AT END OF PERIOD
UIF U.S. Real Estate Portfolio, Class I
	2007	$35.197	$28.815	22,829
	2008	$28.815	$17.667	15,783
	2009	$17.667	$22.388	13,235
	2010	$22.388	$28.727	6,844
	2011	$28.727	$30.041	6,040
	2012	$30.041	$34.355	3,522
	2013	$34.355	$34.614	2,957
	2014	$34.614	$44.332	3,581
	2015	$44.332	$44.718	4,251
	2016	$44.718	$47.159	3,912
*The Accumulation Unit Values in this table reflect a mortality and expense risk charge of 1.18% and an administrative expense charge of 0.10%.

Morgan Stanley Variable Annuity II - SAI
ACCUMULATION UNIT VALUE AND NUMBER OF ACCUMULATION UNITS OUTSTANDING FOR
EACH VARIABLE SUB-ACCOUNT* WITH THE LONGEVITY REWARD RIDER AND ENHANCED DEATH BENEFIT OPTION, PERFORMANCE DEATH BENEFIT OPTION OR PERFORMANCE INCOME BENEFIT OPTION
Mortality & Expense = 1.31

	FOR THE YEAR ENDING DECEMBER 31	ACCUMULATION UNIT VALUE AT BEGINNING OF PERIOD	ACCUMULATION UNIT VALUE AT END OF PERIOD	NUMBER OF UNITS OUTSTANDING AT END OF PERIOD
AB VPS Growth & Income Portfolio - Class B
	2007	$13.176	$13.622	251,275
	2008	$13.622	$7.965	210,638
	2009	$7.965	$9.452	186,429
	2010	$9.452	$10.512	164,462
	2011	$10.512	$10.995	148,498
	2012	$10.995	$12.710	140,214
	2013	$12.710	$16.867	110,129
	2014	$16.867	$18.176	94,904
	2015	$18.176	$18.177	78,682
	2016	$18.177	$19.908	70,035
AB VPS Growth Portfolio - Class B
	2007	$6.846	$7.604	75,568
	2008	$7.604	$4.304	63,531
	2009	$4.304	$5.638	59,865
	2010	$5.638	$6.382	46,966
	2011	$6.382	$6.354	40,821
	2012	$6.354	$7.115	35,361
	2013	$7.115	$9.382	21,093
	2014	$9.382	$10.449	17,872
	2015	$10.449	$11.212	17,574
	2016	$11.212	$11.149	15,559
AB VPS Large Cap Growth Portfolio - Class B
	2007	$6.385	$7.152	67,200
	2008	$7.152	$4.244	64,152
	2009	$4.244	$5.737	59,285
	2010	$5.737	$6.213	46,646
	2011	$6.213	$5.926	42,601
	2012	$5.926	$6.784	39,417
	2013	$6.784	$9.164	36,486
	2014	$9.164	$10.287	37,398
	2015	$10.287	$11.244	36,454
	2016	$11.244	$11.348	26,843
Fidelity VIP Government Money Market Portfolio - Initial Class
	2016	$10.000	$9.921	85,091
FTVIP Franklin High Income VIP Fund - Class 2
	2007	$11.764	$11.913	9,717
	2008	$11.913	$9.000	7,296
	2009	$9.000	$12.663	9,289
	2010	$12.663	$14.142	13,011
	2011	$14.142	$14.580	10,948
	2012	$14.580	$16.612	21,511
	2013	$16.612	$17.662	23,261
	2014	$17.662	$17.411	18,991
	2015	$17.411	$15.601	15,606
	2016	$15.601	$17.990	13,245

	FOR THE YEAR ENDING DECEMBER 31	ACCUMULATION UNIT VALUE AT BEGINNING OF PERIOD	ACCUMULATION UNIT VALUE AT END OF PERIOD	NUMBER OF UNITS OUTSTANDING AT END OF PERIOD
FTVIP Franklin Income VIP Fund - Class 2
	2007	$13.145	$13.447	207,971
	2008	$13.447	$9.327	184,750
	2009	$9.327	$12.469	187,937
	2010	$12.469	$13.853	197,443
	2011	$13.853	$13.985	172,016
	2012	$13.985	$15.533	166,985
	2013	$15.533	$17.451	135,893
	2014	$17.451	$18.001	117,250
	2015	$18.001	$16.497	79,785
	2016	$16.497	$18.548	72,023
FTVIP Franklin Mutual Shares VIP Fund - Class 2
	2007	$13.952	$14.234	76,218
	2008	$14.234	$8.826	60,783
	2009	$8.826	$10.970	52,955
	2010	$10.970	$12.027	56,678
	2011	$12.027	$11.735	49,939
	2012	$11.735	$13.219	44,413
	2013	$13.219	$16.717	39,251
	2014	$16.717	$17.657	32,246
	2015	$17.657	$16.551	26,283
	2016	$16.551	$18.940	23,051
FTVIP Franklin Small Cap Value VIP Fund - Class 2
	2007	13.089	12.597	25,023
	2008	12.597	8.320	26,836
	2009	8.320	10.595	26,533
	2010	10.595	13.395	29,574
	2011	13.395	12.711	16,370
	2012	12.711	14.837	19,102
	2013	14.837	19.931	19,344
	2014	19.931	19.764	15,248
	2015	19.764	18.048	11,069
	2016	18.048	23.168	10,795
FTVIP Templeton Foreign VIP Fund - Class 2
	2007	$15.004	$17.079	76,293
	2008	$17.079	$10.040	65,615
	2009	$10.040	$13.567	60,684
	2010	$13.567	$14.501	64,224
	2011	$14.501	$12.778	57,274
	2012	$12.778	$14.896	54,505
	2013	$14.896	$18.061	41,720
	2014	$18.061	$15.826	38,930
	2015	$15.826	$14.591	37,193
	2016	$14.591	$15.420	34,565
Invesco V.I. American Franchise Fund - Series I
	2007	$5.226	$6.026	192,539
	2008	$6.026	$3.031	180,252
	2009	$3.031	$4.963	166,339
	2010	$4.963	$5.865	131,339
	2011	$5.865	$5.426	99,978
	2012	$5.426	$6.084	100,637
	2013	$6.084	$8.407	68,931
	2014	$8.407	$8.988	62,402
	2015	$8.988	$9.306	56,120
	2016	$9.306	$9.384	43,002

	FOR THE YEAR ENDING DECEMBER 31	ACCUMULATION UNIT VALUE AT BEGINNING OF PERIOD	ACCUMULATION UNIT VALUE AT END OF PERIOD	NUMBER OF UNITS OUTSTANDING AT END OF PERIOD
Invesco V.I. American Value Fund - Series I
	2007	$14.401	$15.312	100,782
	2008	$15.312	$8.864	79,602
	2009	$8.864	$12.166	65,173
	2010	$12.166	$14.664	63,572
	2011	$14.664	$14.593	41,983
	2012	$14.593	$16.878	34,781
	2013	$16.878	$22.344	30,674
	2014	$22.344	$24.179	25,010
	2015	$24.179	$21.665	22,886
	2016	$21.665	$24.672	19,938
Invesco V.I. Capital Appreciation Fund - Series I
	2007	$7.056	$7.793	45,363
	2008	$7.793	$4.418	44,240
	2009	$4.418	$5.275	34,026
	2010	$5.275	$6.007	45,543
	2011	$6.007	$5.454	42,232
	2012	$5.454	$6.268	0
Invesco V.I. Comstock Fund - Series I
	2007	14.268	13.780	271,827
	2008	13.780	8.740	204,204
	2009	8.740	11.098	178,918
	2010	11.098	12.691	147,754
	2011	12.691	12.284	113,677
	2012	12.284	14.440	98,833
	2013	14.440	19.361	64,661
	2014	19.361	20.881	53,739
	2015	20.881	19.357	47,620
	2016	19.357	22.388	41,339
Invesco V.I. Core Equity Fund - Series I
	2007	$10.813	$11.524	16,050
	2008	$11.524	$7.939	12,644
	2009	$7.939	$10.043	9,761
	2010	$10.043	$10.849	9,065
	2011	$10.849	$10.691	7,684
	2012	$10.691	$12.004	7,137
	2013	$12.004	$15.298	4,069
	2014	$15.298	$16.312	4,000
	2015	$16.312	$15.156	4,064
	2016	$15.156	$16.478	3,031
Invesco V.I. Diversified Dividend Fund - Series I
	2007	$12.429	$12.772	1,240,461
	2008	$12.772	$8.015	1,026,689
	2009	$8.015	$9.824	912,175
	2010	$9.824	$10.702	813,820
	2011	$10.702	$10.574	714,017
	2012	$10.574	$12.377	600,165
	2013	$12.377	$15.992	511,167
	2014	$15.992	$17.790	457,972
	2015	$17.790	$17.904	384,740
	2016	$17.904	$20.269	343,390

	FOR THE YEAR ENDING DECEMBER 31	ACCUMULATION UNIT VALUE AT BEGINNING OF PERIOD	ACCUMULATION UNIT VALUE AT END OF PERIOD	NUMBER OF UNITS OUTSTANDING AT END OF PERIOD
Invesco V.I. Equity and Income Fund - Series I
	2011	$10.000	$14.039	70,663
	2012	$14.039	$15.583	67,271
	2013	$15.583	$19.234	56,065
	2014	$19.234	$20.678	46,963
	2015	$20.678	$19.921	47,811
	2016	$19.921	$22.614	44,220
Invesco V.I. Global Core Equity Fund - Series I
	2011	$10.000	$10.096	189,119
	2012	$10.096	$11.323	167,860
	2013	$11.323	$13.677	133,602
	2014	$13.677	$13.579	109,595
	2015	$13.579	$13.198	99,532
	2016	$13.198	$13.901	85,751
Invesco V.I. Global Dividend Growth Fund - Series I
	2007	$14.750	$15.564	389,843
	2008	$15.564	$9.063	306,115
	2009	$9.063	$10.406	273,150
	2010	$10.406	$11.498	223,574
	2011	$11.498	$12.426	0
Invesco V.I. High Yield Fund - Series I
	2013	10.000	9.213	40,928
	2014	9.213	9.241	38,196
	2015	9.241	8.823	28,152
	2016	8.823	9.676	25,330
Invesco V.I. High Yield Securities Fund - Series I
	2007	6.157	6.324	111,441
	2008	6.324	4.793	70,633
	2009	4.793	6.832	62,661
	2010	6.832	7.425	53,395
	2011	7.425	7.467	47,933
	2012	7.467	8.750	53,952
	2013	8.750	9.065	0
Invesco V.I. Income Builder Fund - Series I
	2007	$14.281	$14.531	91,496
	2008	$14.531	$10.561	83,540
	2009	$10.561	$13.034	83,128
	2010	$13.034	$14.441	76,928
	2011	$14.441	$15.394	0
Invesco V.I. Mid Cap Core Equity Fund - Series I
	2007	$12.610	$13.619	13,756
	2008	$13.619	$9.599	12,836
	2009	$9.599	$12.324	10,761
	2010	$12.324	$13.866	33,000
	2011	$13.866	$12.800	32,396
	2012	$12.800	$14.003	11,397
	2013	$14.003	$17.786	10,250
	2014	$17.786	$18.314	5,868
	2015	$18.314	$17.331	5,679
	2016	$17.331	$19.384	3,367

	FOR THE YEAR ENDING DECEMBER 31	ACCUMULATION UNIT VALUE AT BEGINNING OF PERIOD	ACCUMULATION UNIT VALUE AT END OF PERIOD	NUMBER OF UNITS OUTSTANDING AT END OF PERIOD
Invesco V.I. Mid Cap Growth Fund - Series II
	2007	$12.631	$14.646	7,246
	2008	$14.646	$7.677	6,955
	2009	$7.677	$11.837	5,409
	2010	$11.837	$14.855	5,409
	2011	$14.855	$13.276	5,257
	2012	$13.276	$14.612	2,416
	2013	$14.612	$19.681	2,416
	2014	$19.681	$20.898	2,415
	2015	$20.898	$20.820	2,415
	2016	$20.820	$20.646	1,100
Invesco V.I. S&P 500 Index Fund - Series I
	2007	$9.580	$9.939	228,252
	2008	$9.939	$6.167	187,242
	2009	$6.167	$7.682	170,238
	2010	$7.682	$8.701	162,435
	2011	$8.701	$8.738	141,806
	2012	$8.738	$9.965	135,012
	2013	$9.965	$12.961	100,683
	2014	$12.961	$14.482	80,007
	2015	$14.482	$14.426	69,068
	2016	$14.426	$15.854	62,316
Morgan Stanley VIS - Global Infrastructure Portfolio - Class X
	2007	10.414	12.356	419,321
	2008	12.356	8.129	346,780
	2009	8.129	9.559	281,419
	2010	9.559	10.078	236,698
	2011	10.078	11.534	194,103
	2012	11.534	13.498	165,723
	2013	13.498	15.692	144,045
	2014	15.692	16.616	0
Morgan Stanley VIS Aggressive Equity Portfolio - Class X
	2007	9.302	10.974	56,113
	2008	10.974	5.533	46,258
	2009	5.533	9.246	43,045
	2010	9.246	11.489	33,400
	2011	11.489	10.498	14,961
	2012	10.498	11.577	12,362
	2013	11.577	12.306	0
Morgan Stanley VIS European Equity Portfolio - Class X
	2007	$11.258	$12.830	410,916
	2008	$12.830	$7.248	344,149
	2009	$7.248	$9.129	309,780
	2010	$9.129	$9.651	237,110
	2011	$9.651	$8.599	202,901
	2012	$8.599	$10.047	153,036
	2013	$10.047	$12.631	109,324
	2014	$12.631	$11.317	96,106
	2015	$11.317	$10.581	90,570
	2016	$10.581	$10.168	72,154
Morgan Stanley VIS Global Advantage Portfolio - Class X
	2007	$8.783	$10.139	30,365
	2008	$10.139	$5.615	25,768
	2009	$5.615	$5.370	0

	FOR THE YEAR ENDING DECEMBER 31	ACCUMULATION UNIT VALUE AT BEGINNING OF PERIOD	ACCUMULATION UNIT VALUE AT END OF PERIOD	NUMBER OF UNITS OUTSTANDING AT END OF PERIOD
Morgan Stanley VIS Income Plus Portfolio - Class X
	2007	$14.253	$14.893	458,141
	2008	$14.893	$13.374	353,527
	2009	$13.374	$16.164	340,358
	2010	$16.164	$17.417	322,614
	2011	$17.417	$18.033	196,248
	2012	$18.033	$20.286	176,502
	2013	$20.286	$20.207	153,247
	2014	$20.207	$21.476	135,116
	2015	$21.476	$20.732	104,868
	2016	$20.732	$21.890	96,159
Morgan Stanley VIS Limited Duration Portfolio - Class X
	2007	$11.598	$11.771	87,644
	2008	$11.771	$9.876	45,639
	2009	$9.876	$10.299	58,596
	2010	$10.299	$10.394	55,694
	2011	$10.394	$10.531	44,362
	2012	$10.531	$10.730	42,330
	2013	$10.730	$10.621	40,323
	2014	$10.621	$10.591	36,257
	2015	$10.591	$10.426	36,641
	2016	$10.426	$10.803	18,890
Morgan Stanley VIS Money Market Portfolio - Class X
	2007	10.853	11.228	135,509
	2008	11.228	11.342	196,692
	2009	11.342	11.186	207,847
	2010	11.186	11.030	102,216
	2011	11.030	10.877	105,963
	2012	10.877	10.726	122,815
	2013	10.726	10.577	100,250
	2014	10.577	10.430	111,240
	2015	10.430	10.285	73,611
	2016	10.285	10.237	0
Morgan Stanley VIS Multi Cap Growth Portfolio - Class X
	2007	$8.483	$9.997	1,502,886
	2008	$9.997	$5.163	1,244,953
	2009	$5.163	$8.721	1,122,206
	2010	$8.721	$10.986	953,018
	2011	$10.986	$10.102	804,046
	2012	$10.102	$11.192	650,154
	2013	$11.192	$16.637	524,820
	2014	$16.637	$17.341	452,804
	2015	$17.341	$18.569	392,976
	2016	$18.569	$17.686	333,803
Morgan Stanley VIS Strategist Portfolio - Class X
	2007	$12.824	$13.735	718,962
	2008	$13.735	$10.295	627,426
	2009	$10.295	$12.154	588,372
	2010	$12.154	$12.800	530,476
	2011	$12.800	$11.617	454,544
	2012	$11.617	$12.245	386,322
	2013	$12.245	$13.058	0

	FOR THE YEAR ENDING DECEMBER 31	ACCUMULATION UNIT VALUE AT BEGINNING OF PERIOD	ACCUMULATION UNIT VALUE AT END OF PERIOD	NUMBER OF UNITS OUTSTANDING AT END OF PERIOD
Putnam VT Growth and Income Fund - Class IB
	2007	$12.703	$11.768	31,755
	2008	$11.768	$7.113	28,992
	2009	$7.113	$9.104	25,707
	2010	$9.104	$10.268	19,731
	2011	$10.268	$9.654	14,079
	2012	$9.654	$11.340	9,755
	2013	$11.340	$15.171	7,149
	2014	$15.171	$16.564	5,354
	2015	$16.564	$15.103	5,081
	2016	$15.103	$17.128	4,782
Putnam VT Growth Opportunities Fund - Class IB
	2016	$10.000	$10.057	14,735
Putnam VT International Equity Fund - Class IB
	2007	$11.584	$12.376	122,835
	2008	$12.376	$6.839	108,749
	2009	$6.839	$8.405	96,866
	2010	$8.405	$9.118	85,425
	2011	$9.118	$7.468	67,857
	2012	$7.468	$8.977	56,314
	2013	$8.977	$11.336	42,871
	2014	$11.336	$10.420	39,772
	2015	$10.420	$10.288	37,688
	2016	$10.288	$9.896	28,749
Putnam VT Small Cap Value Fund - Class IB
	2007	16.373	14.089	7,918
	2008	14.089	8.424	7,886
	2009	8.424	10.925	7,325
	2010	10.925	13.571	7,230
	2011	13.571	12.749	7,162
	2012	12.749	14.768	981
	2013	14.768	20.328	917
	2014	20.328	20.732	854
	2015	20.732	19.575	2,266
	2016	19.575	24.609	2,554
Putnam VT Voyager Fund - Class IB
	2007	$6.214	$6.464	40,024
	2008	$6.464	$4.013	37,894
	2009	$4.013	$6.486	33,860
	2010	$6.486	$7.725	28,495
	2011	$7.725	$6.257	27,360
	2012	$6.257	$7.047	29,916
	2013	$7.047	$9.987	20,755
	2014	$9.987	$10.805	20,630
	2015	$10.805	$10.002	18,868
	2016	$10.002	$10.060	0

	FOR THE YEAR ENDING DECEMBER 31	ACCUMULATION UNIT VALUE AT BEGINNING OF PERIOD	ACCUMULATION UNIT VALUE AT END OF PERIOD	NUMBER OF UNITS OUTSTANDING AT END OF PERIOD
UIF Emerging Markets Equity Portfolio, Class I
	2007	$16.904	$23.408	61,058
	2008	$23.408	$10.011	50,602
	2009	$10.011	$16.765	48,186
	2010	$16.765	$19.675	72,189
	2011	$19.675	$15.866	66,386
	2012	$15.866	$18.764	37,170
	2013	$18.764	$18.312	28,546
	2014	$18.312	$17.245	25,967
	2015	$17.245	$15.185	24,175
	2016	$15.185	$15.982	22,484
UIF Global Infrastructure - Class I
	2014	$10.000	$17.890	118,609
	2015	$17.890	$15.213	83,924
	2016	$15.213	$17.291	80,446
UIF Global Strategist Portfolio, Class I
	2007	$11.607	$13.114	70,306
	2008	$13.114	$7.160	65,726
	2009	$7.160	$9.356	61,378
	2010	$9.356	$9.749	47,795
	2011	$9.749	$9.259	44,425
	2012	$9.259	$10.393	39,270
	2013	$10.393	$11.882	397,054
	2014	$11.882	$11.968	326,942
	2015	$11.968	$11.046	285,712
	2016	$11.046	$11.499	230,575
UIF Growth Portfolio, Class I
	2007	7.604	9.139	119,242
	2008	9.139	4.579	92,344
	2009	4.579	7.474	81,830
	2010	7.474	9.055	73,555
	2011	9.055	8.678	72,803
	2012	8.678	9.786	57,672
	2013	9.786	14.288	48,469
	2014	14.288	14.984	44,094
	2015	14.984	16.583	32,839
	2016	16.583	16.084	31,308
UIF Mid Cap Growth Portfolio, Class I
	2007	$15.330	$18.539	55,108
	2008	$18.539	$9.731	48,609
	2009	$9.731	$15.127	50,144
	2010	$15.127	$19.735	41,905
	2011	$19.735	$18.074	33,659
	2012	$18.074	$19.369	26,317
	2013	$19.369	$26.257	17,737
	2014	$26.257	$26.398	11,948
	2015	$26.398	$24.494	9,705
	2016	$24.494	$22.031	9,466

	FOR THE YEAR ENDING DECEMBER 31	ACCUMULATION UNIT VALUE AT BEGINNING OF PERIOD	ACCUMULATION UNIT VALUE AT END OF PERIOD	NUMBER OF UNITS OUTSTANDING AT END OF PERIOD
UIF U.S. Real Estate Portfolio, Class I
	2007	$34.898	$28.533	27,791
	2008	$28.533	$17.472	21,662
	2009	$17.472	$22.111	19,306
	2010	$22.111	$28.335	16,571
	2011	$28.335	$29.593	13,046
	2012	$29.593	$33.798	12,245
	2013	$33.798	$34.009	9,373
	2014	$34.009	$43.500	6,911
	2015	$43.500	$43.822	4,628
	2016	$43.822	$46.154	3,522
*The Accumulation Unit Values in this table reflect a mortality and expense risk charge of 1.31% and an administrative expense charge of 0.10%.

Morgan Stanley Variable Annuity II - SAI
ACCUMULATION UNIT VALUE AND NUMBER OF ACCUMULATION UNITS OUTSTANDING FOR
EACH VARIABLE SUB-ACCOUNT* WITH THE ENHANCED DEATH BENEFIT, THE PERFORMANCE INCOME BENEFIT, OR THE PERFORMANCE DEATH BENEFIT OPTION
Mortality & Expense = 1.38

	FOR THE YEAR ENDING DECEMBER 31	ACCUMULATION UNIT VALUE AT BEGINNING OF PERIOD	ACCUMULATION UNIT VALUE AT END OF PERIOD	NUMBER OF UNITS OUTSTANDING AT END OF PERIOD
AB VPS Growth & Income Portfolio - Class B
	2007	$13.782	$14.238	1,122,028
	2008	$14.238	$8.320	830,146
	2009	$8.320	$9.866	697,832
	2010	$9.866	$10.965	587,372
	2011	$10.965	$11.460	513,769
	2012	$11.460	$13.239	438,426
	2013	$13.239	$17.557	369,178
	2014	$17.557	$18.906	308,632
	2015	$18.906	$18.894	249,391
	2016	$18.894	$20.678	210,053
AB VPS Growth Portfolio - Class B
	2007	$6.936	$7.699	614,118
	2008	$7.699	$4.355	415,941
	2009	$4.355	$5.701	314,177
	2010	$5.701	$6.448	295,239
	2011	$6.448	$6.415	236,873
	2012	$6.415	$7.179	185,980
	2013	$7.179	$9.459	159,194
	2014	$9.459	$10.529	145,731
	2015	$10.529	$11.289	112,635
	2016	$11.289	$11.218	95,873
AB VPS Large Cap Growth Portfolio - Class B
	2007	$6.261	$7.009	561,092
	2008	$7.009	$4.156	428,037
	2009	$4.156	$5.614	388,925
	2010	$5.614	$6.076	336,713
	2011	$6.076	$5.791	298,276
	2012	$5.791	$6.625	273,267
	2013	$6.625	$8.943	217,427
	2014	$8.943	$10.031	196,480
	2015	$10.031	$10.957	175,517
	2016	$10.957	$11.050	157,109
Fidelity VIP Government Money Market Portfolio - Initial Class
	2016	$10.000	$9.917	629,295
FTVIP Franklin High Income VIP Fund - Class 2
	2007	$11.741	$11.882	71,951
	2008	$11.882	$8.971	58,991
	2009	$8.971	$12.613	70,919
	2010	$12.613	$14.075	88,911
	2011	$14.075	$14.501	73,098
	2012	$14.501	$16.511	74,573
	2013	$16.511	$17.542	70,748
	2014	$17.542	$17.280	64,888
	2015	$17.280	$15.473	51,472
	2016	$15.473	$17.830	40,904

	FOR THE YEAR ENDING DECEMBER 31	ACCUMULATION UNIT VALUE AT BEGINNING OF PERIOD	ACCUMULATION UNIT VALUE AT END OF PERIOD	NUMBER OF UNITS OUTSTANDING AT END OF PERIOD
FTVIP Franklin Income VIP Fund - Class 2
	2007	$13.121	$13.412	623,476
	2008	$13.412	$9.296	581,641
	2009	$9.296	$12.420	601,823
	2010	$12.420	$13.788	513,147
	2011	$13.788	$13.910	502,477
	2012	$13.910	$15.439	474,676
	2013	$15.439	$17.333	401,247
	2014	$17.333	$17.867	393,362
	2015	$17.867	$16.363	333,652
	2016	$16.363	$18.384	318,233
FTVIP Franklin Mutual Shares VIP Fund - Class 2
	2007	$13.926	$14.198	522,379
	2008	$14.198	$8.798	366,965
	2009	$8.798	$10.927	330,888
	2010	$10.927	$11.971	299,621
	2011	$11.971	$11.673	279,402
	2012	$11.673	$13.139	251,871
	2013	$13.139	$16.605	196,881
	2014	$16.605	$17.526	163,955
	2015	$17.526	$16.416	120,707
	2016	$16.416	$18.773	102,287
FTVIP Franklin Small Cap Value VIP Fund - Class 2
	2007	$13.073	$12.574	185,907
	2008	$12.574	$8.298	115,268
	2009	$8.298	$10.560	108,629
	2010	$10.560	$13.342	108,946
	2011	$13.342	$12.652	111,410
	2012	$12.652	$14.758	95,398
	2013	$14.758	$19.810	83,544
	2014	$19.810	$19.631	61,359
	2015	$19.631	$17.914	56,405
	2016	$17.914	$22.980	47,763
FTVIP Templeton Foreign VIP Fund - Class 2
	2007	$14.975	$17.034	403,597
	2008	$17.034	$10.007	330,022
	2009	$10.007	$13.512	325,035
	2010	$13.512	$14.433	314,470
	2011	$14.433	$12.709	267,800
	2012	$12.709	$14.804	227,073
	2013	$14.804	$17.938	195,605
	2014	$17.938	$15.707	172,058
	2015	$15.707	$14.471	136,960
	2016	$14.471	$15.282	123,514
Invesco V.I. American Franchise Fund - Series I
	2007	$13.683	$15.768	741,908
	2008	$15.768	$7.925	589,233
	2009	$7.925	$12.968	513,606
	2010	$12.968	$15.313	447,359
	2011	$15.313	$14.157	391,904
	2012	$14.157	$15.864	381,511
	2013	$15.864	$21.904	313,477
	2014	$21.904	$23.404	273,288
	2015	$23.404	$24.215	231,551
	2016	$24.215	$24.401	211,194

	FOR THE YEAR ENDING DECEMBER 31	ACCUMULATION UNIT VALUE AT BEGINNING OF PERIOD	ACCUMULATION UNIT VALUE AT END OF PERIOD	NUMBER OF UNITS OUTSTANDING AT END OF PERIOD
Invesco V.I. American Value Fund - Series I
	2007	$14.349	$15.246	700,083
	2008	$15.246	$8.819	514,021
	2009	$8.819	$12.097	422,897
	2010	$12.097	$14.570	370,772
	2011	$14.570	$14.489	309,546
	2012	$14.489	$16.746	252,844
	2013	$16.746	$22.154	217,722
	2014	$22.154	$23.957	186,812
	2015	$23.957	$21.451	142,371
	2016	$21.451	$24.411	121,144
Invesco V.I. Capital Appreciation Fund - Series I
	2007	$7.057	$7.788	328,849
	2008	$7.788	$4.412	252,649
	2009	$4.412	$5.264	206,588
	2010	$5.264	$5.990	168,821
	2011	$5.990	$5.435	151,953
	2012	$5.435	$6.245	0
Invesco V.I. Comstock Fund - Series I
	2007	$14.222	$13.725	1,705,057
	2008	$13.725	$8.699	1,230,348
	2009	$8.699	$11.039	1,022,908
	2010	$11.039	$12.615	878,046
	2011	$12.615	$12.201	739,289
	2012	$12.201	$14.333	620,592
	2013	$14.333	$19.203	522,769
	2014	$19.203	$20.697	457,563
	2015	$20.697	$19.173	372,820
	2016	$19.173	$22.160	332,258
Invesco V.I. Core Equity Fund - Series I
	2007	$10.807	$11.511	209,314
	2008	$11.511	$7.924	180,600
	2009	$7.924	$10.017	172,316
	2010	$10.017	$10.813	172,095
	2011	$10.813	$10.648	143,629
	2012	$10.648	$11.948	133,724
	2013	$11.948	$15.216	102,196
	2014	$15.216	$16.213	91,004
	2015	$16.213	$15.053	78,268
	2016	$15.053	$16.355	71,588
Invesco V.I. Diversified Dividend Fund - Series I
	2007	$42.263	$43.397	2,610,482
	2008	$43.397	$27.215	2,059,988
	2009	$27.215	$33.333	1,773,988
	2010	$33.333	$36.287	1,555,806
	2011	$36.287	$35.827	1,344,778
	2012	$35.827	$41.910	1,156,343
	2013	$41.910	$54.110	973,126
	2014	$54.110	$60.155	833,855
	2015	$60.155	$60.496	731,513
	2016	$60.496	$68.439	655,200

	FOR THE YEAR ENDING DECEMBER 31	ACCUMULATION UNIT VALUE AT BEGINNING OF PERIOD	ACCUMULATION UNIT VALUE AT END OF PERIOD	NUMBER OF UNITS OUTSTANDING AT END OF PERIOD
Invesco V.I. Equity and Income Fund - Series I
	2011	$10.000	$17.730	310,836
	2012	$17.730	$19.666	281,003
	2013	$19.666	$24.256	241,542
	2014	$24.256	$26.059	209,656
	2015	$26.059	$25.087	173,373
	2016	$25.087	$28.459	153,683
Invesco V.I. Global Core Equity Fund - Series I
	2011	$10.000	$18.505	735,961
	2012	$18.505	$20.739	632,016
	2013	$20.739	$25.034	542,054
	2014	$25.034	$24.836	468,603
	2015	$24.836	$24.123	407,027
	2016	$24.123	$25.390	362,730
Invesco V.I. Global Dividend Growth Fund - Series I
	2007	$27.129	$28.606	1,437,205
	2008	$28.606	$16.647	1,142,883
	2009	$16.647	$19.099	975,203
	2010	$19.099	$21.089	841,462
	2011	$21.089	$22.786	0
Invesco V.I. High Yield Fund - Series I
	2013	$10.000	$20.946	196,977
	2014	$20.946	$20.994	179,284
	2015	$20.994	$20.031	154,884
	2016	$20.031	$21.950	133,596
Invesco V.I. High Yield Securities Fund - Series I
	2007	$14.067	$14.437	508,852
	2008	$14.437	$10.935	395,345
	2009	$10.935	$15.576	347,143
	2010	$15.576	$16.915	324,656
	2011	$16.915	$16.999	280,628
	2012	$16.999	$19.906	249,580
	2013	$19.906	$20.619	0
Invesco V.I. Income Builder Fund - Series I
	2007	$18.098	$18.403	628,159
	2008	$18.403	$13.366	487,539
	2009	$13.366	$16.483	413,277
	2010	$16.483	$18.250	373,113
	2011	$18.250	$19.449	0
Invesco V.I. Mid Cap Core Equity Fund - Series I
	2007	$12.586	$13.584	102,079
	2008	$13.584	$9.567	87,924
	2009	$9.567	$12.275	78,617
	2010	$12.275	$13.802	80,905
	2011	$13.802	$12.732	62,553
	2012	$12.732	$13.919	55,367
	2013	$13.919	$17.666	45,874
	2014	$17.666	$18.178	39,472
	2015	$18.178	$17.190	33,196
	2016	$17.190	$19.213	29,312

	FOR THE YEAR ENDING DECEMBER 31	ACCUMULATION UNIT VALUE AT BEGINNING OF PERIOD	ACCUMULATION UNIT VALUE AT END OF PERIOD	NUMBER OF UNITS OUTSTANDING AT END OF PERIOD
Invesco V.I. Mid Cap Growth Fund - Series II
	2007	$12.608	$14.608	27,395
	2008	$14.608	$7.652	27,412
	2009	$7.652	$11.790	29,370
	2010	$11.790	$14.785	12,057
	2011	$14.785	$13.205	34,324
	2012	$13.205	$14.523	25,667
	2013	$14.523	$19.548	24,105
	2014	$19.548	$20.742	22,511
	2015	$20.742	$20.650	22,173
	2016	$20.650	$20.464	21,358
Invesco V.I. S&P 500 Index Fund - Series I
	2007	$12.517	$12.977	1,974,643
	2008	$12.977	$8.047	1,574,580
	2009	$8.047	$10.016	1,457,457
	2010	$10.016	$11.337	1,264,200
	2011	$11.337	$11.378	1,140,179
	2012	$11.378	$12.966	970,264
	2013	$12.966	$16.852	853,644
	2014	$16.852	$18.816	766,536
	2015	$18.816	$18.730	716,199
	2016	$18.730	$20.570	645,184
Morgan Stanley VIS - Global Infrastructure Portfolio - Class X
	2007	$33.966	$40.270	746,655
	2008	$40.270	$26.476	609,966
	2009	$26.476	$31.112	526,890
	2010	$31.112	$32.778	453,406
	2011	$32.778	$37.488	395,198
	2012	$37.488	$43.839	332,947
	2013	$43.839	$50.931	273,686
	2014	$50.931	$53.917	0
Morgan Stanley VIS Aggressive Equity Portfolio - Class X
	2007	$13.391	$15.788	596,222
	2008	$15.788	$7.955	475,560
	2009	$7.955	$13.282	395,637
	2010	$13.282	$16.493	355,514
	2011	$16.493	$15.060	318,974
	2012	$15.060	$16.596	274,530
	2013	$16.596	$17.638	0
Morgan Stanley VIS European Equity Portfolio - Class X
	2007	$49.295	$56.141	652,689
	2008	$56.141	$31.695	523,320
	2009	$31.695	$39.888	452,304
	2010	$39.888	$42.143	392,397
	2011	$42.143	$37.521	330,876
	2012	$37.521	$43.810	280,331
	2013	$43.810	$55.038	235,697
	2014	$55.038	$49.275	204,062
	2015	$49.275	$46.040	185,208
	2016	$46.040	$44.211	159,310
Morgan Stanley VIS Global Advantage Portfolio - Class X
	2007	$10.267	$11.844	470,489
	2008	$11.844	$6.554	357,203
	2009	$6.554	$6.267	0

	FOR THE YEAR ENDING DECEMBER 31	ACCUMULATION UNIT VALUE AT BEGINNING OF PERIOD	ACCUMULATION UNIT VALUE AT END OF PERIOD	NUMBER OF UNITS OUTSTANDING AT END OF PERIOD
Morgan Stanley VIS Income Plus Portfolio - Class X
	2007	$26.123	$27.278	1,280,252
	2008	$27.278	$24.479	996,265
	2009	$24.479	$29.565	876,636
	2010	$29.565	$31.833	757,737
	2011	$31.833	$32.938	659,681
	2012	$32.938	$37.026	570,015
	2013	$37.026	$36.857	493,895
	2014	$36.857	$39.143	428,939
	2015	$39.143	$37.761	380,246
	2016	$37.761	$39.843	339,806
Morgan Stanley VIS Limited Duration Portfolio - Class X
	2007	$11.739	$11.906	746,305
	2008	$11.906	$9.982	584,564
	2009	$9.982	$10.402	583,213
	2010	$10.402	$10.491	510,916
	2011	$10.491	$10.622	421,831
	2012	$10.622	$10.815	364,771
	2013	$10.815	$10.698	324,683
	2014	$10.698	$10.660	275,606
	2015	$10.660	$10.486	233,488
	2016	$10.486	$10.858	199,131
Morgan Stanley VIS Money Market Portfolio - Class X
	2007	$14.717	$15.214	2,071,826
	2008	$15.214	$15.358	2,037,145
	2009	$15.358	$15.136	1,679,149
	2010	$15.136	$14.916	1,207,729
	2011	$14.916	$14.698	1,039,175
	2012	$14.698	$14.483	879,438
	2013	$14.483	$14.272	735,325
	2014	$14.272	$14.064	575,138
	2015	$14.064	$13.859	496,606
	2016	$13.859	$13.792	0
Morgan Stanley VIS Multi Cap Growth Portfolio - Class X
	2007	$59.566	$70.154	1,597,858
	2008	$70.154	$36.202	1,291,072
	2009	$36.202	$61.110	1,138,719
	2010	$61.110	$76.927	995,460
	2011	$76.927	$70.688	852,329
	2012	$70.688	$78.263	730,858
	2013	$78.263	$116.256	667,006
	2014	$116.256	$121.089	571,955
	2015	$121.089	$129.571	488,296
	2016	$129.571	$123.324	428,102
Morgan Stanley VIS Strategist Portfolio - Class X
	2007	$39.878	$42.681	1,362,995
	2008	$42.681	$31.969	1,094,968
	2009	$31.969	$37.716	982,149
	2010	$37.716	$39.695	874,248
	2011	$39.695	$35.999	755,052
	2012	$35.999	$37.918	642,262
	2013	$37.918	$40.428	0

	FOR THE YEAR ENDING DECEMBER 31	ACCUMULATION UNIT VALUE AT BEGINNING OF PERIOD	ACCUMULATION UNIT VALUE AT END OF PERIOD	NUMBER OF UNITS OUTSTANDING AT END OF PERIOD
Putnam VT Growth and Income Fund - Class IB
	2007	$12.926	$11.966	183,364
	2008	$11.966	$7.228	137,784
	2009	$7.228	$9.245	115,229
	2010	$9.245	$10.419	97,605
	2011	$10.419	$9.789	80,585
	2012	$9.789	$11.491	72,545
	2013	$11.491	$15.362	68,334
	2014	$15.362	$16.761	61,357
	2015	$16.761	$15.271	57,330
	2016	$15.271	$17.307	50,627
Putnam VT Growth Opportunities Fund - Class IB
	2016	$10.000	$10.056	54,286
Putnam VT International Equity Fund - Class IB
	2007	$11.616	$12.402	549,659
	2008	$12.402	$6.849	421,955
	2009	$6.849	$8.410	350,095
	2010	$8.410	$9.118	262,718
	2011	$9.118	$7.463	229,429
	2012	$7.463	$8.964	186,917
	2013	$8.964	$11.312	163,004
	2014	$11.312	$10.390	140,740
	2015	$10.390	$10.252	130,432
	2016	$10.252	$9.854	117,410
Putnam VT Small Cap Value Fund - Class IB
	2007	$16.320	$14.033	70,088
	2008	$14.033	$8.384	49,787
	2009	$8.384	$10.866	40,403
	2010	$10.866	$13.489	41,084
	2011	$13.489	$12.663	38,534
	2012	$12.663	$14.658	35,563
	2013	$14.658	$20.163	37,608
	2014	$20.163	$20.549	38,620
	2015	$20.549	$19.389	36,822
	2016	$19.389	$24.357	33,880
Putnam VT Voyager Fund - Class IB
	2007	$6.191	$6.436	290,349
	2008	$6.436	$3.993	180,582
	2009	$3.993	$6.448	199,424
	2010	$6.448	$7.675	154,811
	2011	$7.675	$6.213	122,238
	2012	$6.213	$6.992	113,343
	2013	$6.992	$9.902	90,390
	2014	$9.902	$10.705	76,247
	2015	$10.705	$9.903	62,953
	2016	$9.903	$9.954	0

	FOR THE YEAR ENDING DECEMBER 31	ACCUMULATION UNIT VALUE AT BEGINNING OF PERIOD	ACCUMULATION UNIT VALUE AT END OF PERIOD	NUMBER OF UNITS OUTSTANDING AT END OF PERIOD
UIF Emerging Markets Equity Portfolio, Class I
	2007	$21.606	$29.898	368,351
	2008	$29.898	$12.777	272,999
	2009	$12.777	$21.383	254,936
	2010	$21.383	$25.077	264,272
	2011	$25.077	$20.208	223,530
	2012	$20.208	$23.883	194,262
	2013	$23.883	$23.291	157,756
	2014	$23.291	$21.918	146,595
	2015	$21.918	$19.287	126,433
	2016	$19.287	$20.285	112,623
UIF Global Infrastructure - Class I
	2014	$10.000	$58.024	230,508
	2015	$58.024	$49.306	204,070
	2016	$49.306	$56.001	171,675
UIF Global Strategist Portfolio, Class I
	2007	$13.295	$15.009	400,579
	2008	$15.009	$8.189	319,952
	2009	$8.189	$10.693	240,571
	2010	$10.693	$11.135	215,977
	2011	$11.135	$10.568	176,981
	2012	$10.568	$11.854	148,718
	2013	$11.854	$13.543	1,817,551
	2014	$13.543	$13.631	1,502,266
	2015	$13.631	$12.572	1,303,942
	2016	$12.572	$13.079	1,114,610
UIF Growth Portfolio, Class I
	2007	$10.961	$13.164	721,808
	2008	$13.164	$6.591	606,443
	2009	$6.591	$10.751	525,200
	2010	$10.751	$13.015	481,558
	2011	$13.015	$12.465	413,342
	2012	$12.465	$14.047	359,551
	2013	$14.047	$20.495	321,767
	2014	$20.495	$21.478	282,117
	2015	$21.478	$23.753	241,830
	2016	$23.753	$23.022	214,598
UIF Mid Cap Growth Portfolio, Class I
	2007	$15.280	$18.466	302,026
	2008	$18.466	$9.685	213,660
	2009	$9.685	$15.046	170,802
	2010	$15.046	$19.616	150,960
	2011	$19.616	$17.952	132,284
	2012	$17.952	$19.224	107,774
	2013	$19.224	$26.043	95,291
	2014	$26.043	$26.165	86,481
	2015	$26.165	$24.260	73,567
	2016	$24.260	$21.806	61,297

	FOR THE YEAR ENDING DECEMBER 31	ACCUMULATION UNIT VALUE AT BEGINNING OF PERIOD	ACCUMULATION UNIT VALUE AT END OF PERIOD	NUMBER OF UNITS OUTSTANDING AT END OF PERIOD
UIF U.S. Real Estate Portfolio, Class I
	2007	$33.839	$27.648	200,264
	2008	$27.648	$16.918	145,180
	2009	$16.918	$21.395	121,883
	2010	$21.395	$27.398	111,124
	2011	$27.398	$28.594	103,646
	2012	$28.594	$32.634	89,850
	2013	$32.634	$32.815	75,009
	2014	$32.815	$41.944	64,355
	2015	$41.944	$42.225	59,245
	2016	$42.225	$44.441	56,148
*The Accumulation Unit Values in this table reflect a mortality and expense risk charge of 1.38% and an administrative expense charge of 0.10%.

Morgan Stanley Variable Annuity II - SAI
ACCUMULATION UNIT VALUE AND NUMBER OF ACCUMULATION UNITS OUTSTANDING FOR
EACH VARIABLE SUB-ACCOUNT* WITH THE LONGEVITY REWARD RIDER AND THE ENHANCED EARNINGS DEATH BENEFIT
Mortality & Expense = 1.38

	FOR THE YEAR ENDING DECEMBER 31	ACCUMULATION UNIT VALUE AT BEGINNING OF PERIOD	ACCUMULATION UNIT VALUE AT END OF PERIOD	NUMBER OF UNITS OUTSTANDING AT END OF PERIOD
AB VPS Growth & Income Portfolio - Class B
	2007	$13.276	$13.715	4,614
	2008	$13.715	$8.014	2,126
	2009	$8.014	$9.503	2,111
	2010	$9.503	$10.562	474
	2011	$10.562	$11.039	463
	2012	$11.039	$12.752	207
	2013	$12.752	$16.911	199
	2014	$16.911	$18.211	192
	2015	$18.211	$18.199	186
	2016	$18.199	$19.918	179
AB VPS Growth Portfolio - Class B
	2007	$8.463	$9.393	3,201
	2008	$9.393	$5.313	3,302
	2009	$5.313	$6.955	3,422
	2010	$6.955	$7.867	3,418
	2011	$7.867	$7.827	421
	2012	$7.827	$8.759	407
	2013	$8.759	$11.541	395
	2014	$11.541	$12.845	385
	2015	$12.845	$13.773	376
	2016	$13.773	$13.687	367
AB VPS Large Cap Growth Portfolio - Class B
	2007	$7.819	$8.752	346
	2008	$8.752	$5.190	498
	2009	$5.190	$7.011	496
	2010	$7.011	$7.587	478
	2011	$7.587	$7.231	460
	2012	$7.231	$8.273	444
	2013	$8.273	$11.168	427
	2014	$11.168	$12.527	410
	2015	$12.527	$13.682	392
	2016	$13.682	$13.799	376
Fidelity VIP Government Money Market Portfolio - Initial Class
	2016	$10.000	$9.917	736
FTVIP Franklin High Income VIP Fund - Class 2
	2007	$11.741	$11.882	278
	2008	$11.882	$8.970	196
	2009	$8.970	$12.613	1,106
	2010	$12.613	$14.075	1,110
	2011	$14.075	$14.501	182
	2012	$14.501	$16.511	401
	2013	$16.511	$17.542	397
	2014	$17.542	$17.280	394
	2015	$17.280	$15.473	390
	2016	$15.473	$17.830	386

	FOR THE YEAR ENDING DECEMBER 31	ACCUMULATION UNIT VALUE AT BEGINNING OF PERIOD	ACCUMULATION UNIT VALUE AT END OF PERIOD	NUMBER OF UNITS OUTSTANDING AT END OF PERIOD
FTVIP Franklin Income VIP Fund - Class 2
	2007	$13.121	$13.413	5,826
	2008	$13.413	$9.296	3,958
	2009	$9.296	$12.420	3,957
	2010	$12.420	$13.789	5,141
	2011	$13.789	$13.911	5,114
	2012	$13.911	$15.440	5,088
	2013	$15.440	$17.334	6,564
	2014	$17.334	$17.868	6,537
	2015	$17.868	$16.363	6,509
	2016	$16.363	$18.385	6,482
FTVIP Franklin Mutual Shares VIP Fund - Class 2
	2007	$13.926	$14.198	329
	2008	$14.198	$8.798	329
	2009	$8.798	$10.926	328
	2010	$10.926	$11.971	328
	2011	$11.971	$11.673	327
	2012	$11.673	$13.139	271
	2013	$13.139	$16.605	271
	2014	$16.605	$17.526	271
	2015	$17.526	$16.416	271
	2016	$16.416	$18.773	270
FTVIP Franklin Small Cap Value VIP Fund - Class 2
	2007	$13.073	$12.574	1,217
	2008	$12.574	$8.298	1,109
	2009	$8.298	$10.560	0
	2010	$10.560	$13.342	0
	2011	$13.342	$12.652	0
	2012	$12.652	$14.758	0
	2013	$14.758	$19.810	0
	2014	$19.810	$19.631	0
	2015	$19.631	$17.914	0
	2016	$17.914	$22.980	0
FTVIP Templeton Foreign VIP Fund - Class 2
	2007	$14.974	$17.034	2,698
	2008	$17.034	$10.006	2,432
	2009	$10.006	$13.512	2,395
	2010	$13.512	$14.432	2,552
	2011	$14.432	$12.708	893
	2012	$12.708	$14.804	479
	2013	$14.804	$17.937	464
	2014	$17.937	$15.706	450
	2015	$15.706	$14.471	435
	2016	$14.471	$15.282	418
Invesco V.I. American Franchise Fund - Series I
	2007	$6.301	$7.261	575
	2008	$7.261	$3.649	690
	2009	$3.649	$5.971	526
	2010	$5.971	$7.051	471
	2011	$7.051	$6.519	453
	2012	$6.519	$7.305	1,465
	2013	$7.305	$10.086	1,294
	2014	$10.086	$10.777	1,217
	2015	$10.777	$11.150	854
	2016	$11.150	$11.236	823

	FOR THE YEAR ENDING DECEMBER 31	ACCUMULATION UNIT VALUE AT BEGINNING OF PERIOD	ACCUMULATION UNIT VALUE AT END OF PERIOD	NUMBER OF UNITS OUTSTANDING AT END OF PERIOD
Invesco V.I. American Value Fund - Series I
	2007	$14.470	$15.375	313
	2008	$15.375	$8.894	234
	2009	$8.894	$12.199	221
	2010	$12.199	$14.694	212
	2011	$14.694	$14.612	204
	2012	$14.612	$16.888	196
	2013	$16.888	$22.342	190
	2014	$22.342	$24.160	184
	2015	$24.160	$21.633	116
	2016	$21.633	$24.618	110
Invesco V.I. Capital Appreciation Fund - Series I
	2007	$8.396	$9.266	1,474
	2008	$9.266	$5.250	1,593
	2009	$5.250	$6.263	1,119
	2010	$6.263	$7.127	1,078
	2011	$7.127	$6.467	1,043
	2012	$6.467	$7.431	0
Invesco V.I. Comstock Fund - Series I
	2007	$14.222	$13.725	10,728
	2008	$13.725	$8.699	10,676
	2009	$8.699	$11.039	8,608
	2010	$11.039	$12.615	8,208
	2011	$12.615	$12.201	7,941
	2012	$12.201	$14.333	7,222
	2013	$14.333	$19.203	6,618
	2014	$19.203	$20.697	6,262
	2015	$20.697	$19.173	3,696
	2016	$19.173	$22.160	3,799
Invesco V.I. Core Equity Fund - Series I
	2007	$10.807	$11.511	0
	2008	$11.511	$7.924	0
	2009	$7.924	$10.017	0
	2010	$10.017	$10.813	0
	2011	$10.813	$10.648	0
	2012	$10.648	$11.948	0
	2013	$11.948	$15.216	0
	2014	$15.216	$16.213	0
	2015	$16.213	$15.053	0
	2016	$15.053	$16.355	0
Invesco V.I. Diversified Dividend Fund - Series I
	2007	$12.148	$12.474	37,273
	2008	$12.474	$7.823	37,422
	2009	$7.823	$9.581	32,554
	2010	$9.581	$10.430	28,541
	2011	$10.430	$10.298	27,391
	2012	$10.298	$12.046	24,702
	2013	$12.046	$15.553	22,760
	2014	$15.553	$17.290	19,158
	2015	$17.290	$17.388	18,398
	2016	$17.388	$19.672	18,543

	FOR THE YEAR ENDING DECEMBER 31	ACCUMULATION UNIT VALUE AT BEGINNING OF PERIOD	ACCUMULATION UNIT VALUE AT END OF PERIOD	NUMBER OF UNITS OUTSTANDING AT END OF PERIOD
Invesco V.I. Equity and Income Fund - Series I
	2011	$10.000	$14.258	0
	2012	$14.258	$15.815	0
	2013	$15.815	$19.507	0
	2014	$19.507	$20.957	0
	2015	$20.957	$20.175	0
	2016	$20.175	$22.887	0
Invesco V.I. Global Core Equity Fund - Series I
	2011	$10.000	$10.398	4,401
	2012	$10.398	$11.654	3,810
	2013	$11.654	$14.067	2,047
	2014	$14.067	$13.955	1,913
	2015	$13.955	$13.555	1,885
	2016	$13.555	$14.267	1,890
Invesco V.I. Global Dividend Growth Fund - Series I
	2007	$15.244	$16.074	7,142
	2008	$16.074	$9.354	7,298
	2009	$9.354	$10.732	6,601
	2010	$10.732	$11.850	5,357
	2011	$11.850	$12.803	0
Invesco V.I. High Yield Fund - Series I
	2013	$10.000	$12.534	324
	2014	$12.534	$12.563	324
	2015	$12.563	$11.986	342
	2016	$11.986	$13.135	333
Invesco V.I. High Yield Securities Fund - Series I
	2007	$8.417	$8.639	2,019
	2008	$8.639	$6.543	1,910
	2009	$6.543	$9.320	331
	2010	$9.320	$10.122	318
	2011	$10.122	$10.172	321
	2012	$10.172	$11.912	302
	2013	$11.912	$12.338	0
Invesco V.I. Income Builder Fund - Series I
	2007	$14.555	$14.799	0
	2008	$14.799	$10.749	0
	2009	$10.749	$13.255	0
	2010	$13.255	$14.677	0
	2011	$14.677	$15.641	0
Invesco V.I. Mid Cap Core Equity Fund - Series I
	2007	$12.586	$13.584	0
	2008	$13.584	$9.567	0
	2009	$9.567	$12.274	0
	2010	$12.274	$13.801	0
	2011	$13.801	$12.731	0
	2012	$12.731	$13.918	0
	2013	$13.918	$17.665	0
	2014	$17.665	$18.177	0
	2015	$18.177	$17.189	0
	2016	$17.189	$19.212	0

	FOR THE YEAR ENDING DECEMBER 31	ACCUMULATION UNIT VALUE AT BEGINNING OF PERIOD	ACCUMULATION UNIT VALUE AT END OF PERIOD	NUMBER OF UNITS OUTSTANDING AT END OF PERIOD
Invesco V.I. Mid Cap Growth Fund - Series II
	2007	$12.606	$14.606	0
	2008	$14.606	$7.651	0
	2009	$7.651	$11.789	0
	2010	$11.789	$14.784	0
	2011	$14.784	$13.203	0
	2012	$13.203	$14.521	0
	2013	$14.521	$19.545	0
	2014	$19.545	$20.739	0
	2015	$20.739	$20.648	0
	2016	$20.648	$20.462	0
Invesco V.I. S&P 500 Index Fund - Series I
	2007	10.621	11.011	3,661
	2008	11.011	6.828	3,714
	2009	6.828	8.499	3,627
	2010	8.499	9.620	3,076
	2011	9.620	9.654	3,014
	2012	9.654	11.002	2,962
	2013	11.002	14.299	4,606
	2014	14.299	15.966	3,712
	2015	15.966	15.893	3,676
	2016	15.893	17.454	3,521
Morgan Stanley VIS - Global Infrastructure Portfolio - Class X
	2007	$10.376	$12.302	21,346
	2008	$12.302	$8.088	21,209
	2009	$8.088	$9.504	20,079
	2010	$9.504	$10.013	17,439
	2011	$10.013	$11.452	16,980
	2012	$11.452	$13.392	17,188
	2013	$13.392	$15.559	16,730
	2014	$15.559	$16.471	0
Morgan Stanley VIS Aggressive Equity Portfolio - Class X
	2007	$9.686	$11.419	729
	2008	$11.419	$5.754	728
	2009	$5.754	$9.607	0
	2010	$9.607	$11.930	0
	2011	$11.930	$10.893	0
	2012	$10.893	$12.004	0
	2013	$12.004	$12.758	0
Morgan Stanley VIS European Equity Portfolio - Class X
	2007	$12.673	$14.433	8,084
	2008	$14.433	$8.148	8,082
	2009	$8.148	$10.254	4,838
	2010	$10.254	$10.834	3,127
	2011	$10.834	$9.646	2,820
	2012	$9.646	$11.263	2,820
	2013	$11.263	$14.149	813
	2014	$14.149	$12.668	729
	2015	$12.668	$11.836	485
	2016	$11.836	$11.366	442
Morgan Stanley VIS Global Advantage Portfolio - Class X
	2007	$10.243	$11.816	617
	2008	$11.816	$6.539	617
	2009	$6.539	$6.252	0

	FOR THE YEAR ENDING DECEMBER 31	ACCUMULATION UNIT VALUE AT BEGINNING OF PERIOD	ACCUMULATION UNIT VALUE AT END OF PERIOD	NUMBER OF UNITS OUTSTANDING AT END OF PERIOD
Morgan Stanley VIS Income Plus Portfolio - Class X
	2007	$13.208	$13.792	15,423
	2008	$13.792	$12.377	12,465
	2009	$12.377	$14.948	10,540
	2010	$14.948	$16.095	7,931
	2011	$16.095	$16.653	7,315
	2012	$16.653	$18.720	3,633
	2013	$18.720	$18.635	5,217
	2014	$18.635	$19.791	4,472
	2015	$19.791	$19.092	2,746
	2016	$19.092	$20.144	2,579
Morgan Stanley VIS Limited Duration Portfolio - Class X
	2007	11.200	11.360	11,715
	2008	11.360	9.524	9,530
	2009	9.524	9.925	10,148
	2010	9.925	10.010	7,402
	2011	10.010	10.134	6,990
	2012	10.134	10.318	7,254
	2013	10.318	10.207	8,229
	2014	10.207	10.171	8,321
	2015	10.171	10.005	4,238
	2016	10.005	10.360	3,620
Morgan Stanley VIS Money Market Portfolio - Class X
	2007	$10.539	$10.895	6,859
	2008	$10.895	$10.998	6,225
	2009	$10.998	$10.839	1,040
	2010	$10.839	$10.681	784
	2011	$10.681	$10.525	715
	2012	$10.525	$10.371	770
	2013	$10.371	$10.220	651
	2014	$10.220	$10.071	684
	2015	$10.071	$9.924	715
	2016	$9.924	$9.876	0
Morgan Stanley VIS Multi Cap Growth Portfolio - Class X
	2007	$8.972	$10.567	16,815
	2008	$10.567	$5.453	17,707
	2009	$5.453	$9.205	13,148
	2010	$9.205	$11.587	7,740
	2011	$11.587	$10.647	7,358
	2012	$10.647	$11.788	6,503
	2013	$11.788	$17.511	4,114
	2014	$17.511	$18.239	3,963
	2015	$18.239	$19.516	2,042
	2016	$19.516	$18.576	2,040
Morgan Stanley VIS Strategist Portfolio - Class X
	2007	$12.950	$13.860	25,947
	2008	$13.860	$10.381	23,735
	2009	$10.381	$12.248	17,894
	2010	$12.248	$12.890	21,790
	2011	$12.890	$11.690	20,805
	2012	$11.690	$12.313	18,940
	2013	$12.313	$13.128	0

	FOR THE YEAR ENDING DECEMBER 31	ACCUMULATION UNIT VALUE AT BEGINNING OF PERIOD	ACCUMULATION UNIT VALUE AT END OF PERIOD	NUMBER OF UNITS OUTSTANDING AT END OF PERIOD
Putnam VT Growth and Income Fund - Class IB
	2007	$12.249	$11.340	737
	2008	$11.340	$6.849	737
	2009	$6.849	$8.761	737
	2010	$8.761	$9.873	509
	2011	$9.873	$9.277	509
	2012	$9.277	$10.889	509
	2013	$10.889	$14.557	184
	2014	$14.557	$15.883	184
	2015	$15.883	$14.472	177
	2016	$14.472	$16.401	78
Putnam VT Growth Opportunities Fund - Class IB
	2016	$10.000	$10.056	127
Putnam VT International Equity Fund - Class IB
	2007	$13.204	$14.098	4,654
	2008	$14.098	$7.785	5,141
	2009	$7.785	$9.560	3,803
	2010	$9.560	$10.364	3,837
	2011	$10.364	$8.483	3,946
	2012	$8.483	$10.190	3,952
	2013	$10.190	$12.859	3,839
	2014	$12.859	$11.811	3,939
	2015	$11.811	$11.654	3,848
	2016	$11.654	$11.201	4,472
Putnam VT Small Cap Value Fund - Class IB
	2007	$16.320	$14.033	0
	2008	$14.033	$8.384	0
	2009	$8.384	$10.866	0
	2010	$10.866	$13.489	0
	2011	$13.489	$12.663	0
	2012	$12.663	$14.658	0
	2013	$14.658	$20.163	0
	2014	$20.163	$20.549	0
	2015	$20.549	$19.389	0
	2016	$19.389	$24.357	0
Putnam VT Voyager Fund - Class IB
	2007	$7.548	$7.847	995
	2008	$7.847	$4.868	968
	2009	$4.868	$7.862	773
	2010	$7.862	$9.358	698
	2011	$9.358	$7.575	756
	2012	$7.575	$8.525	708
	2013	$8.525	$12.073	605
	2014	$12.073	$13.052	556
	2015	$13.052	$12.074	105
	2016	$12.074	$12.136	0

	FOR THE YEAR ENDING DECEMBER 31	ACCUMULATION UNIT VALUE AT BEGINNING OF PERIOD	ACCUMULATION UNIT VALUE AT END OF PERIOD	NUMBER OF UNITS OUTSTANDING AT END OF PERIOD
UIF Emerging Markets Equity Portfolio, Class I
	2007	$25.151	$34.803	1,184
	2008	$34.803	$14.874	1,278
	2009	$14.874	$24.891	572
	2010	$24.891	$29.192	587
	2011	$29.192	$23.524	236
	2012	$23.524	$27.802	346
	2013	$27.802	$27.112	346
	2014	$27.112	$25.515	346
	2015	$25.515	$22.452	268
	2016	$22.452	$23.614	226
UIF Global Infrastructure - Class I
	2014	$10.000	$17.725	16,524
	2015	$17.725	$15.062	16,387
	2016	$15.062	$17.108	15,946
UIF Global Strategist Portfolio, Class I
	2007	$13.026	$14.706	3,378
	2008	$14.706	$8.023	3,734
	2009	$8.023	$10.477	2,914
	2010	$10.477	$10.910	2,899
	2011	$10.910	$10.355	2,760
	2012	$10.355	$11.615	2,550
	2013	$11.615	$13.269	12,442
	2014	$13.269	$13.356	5,083
	2015	$13.356	$12.318	2,654
	2016	$12.318	$12.814	2,169
UIF Growth Portfolio, Class I
	2007	$8.932	$10.728	0
	2008	$10.728	$5.371	0
	2009	$5.371	$8.762	0
	2010	$8.762	$10.607	0
	2011	$10.607	$10.159	0
	2012	$10.159	$11.448	0
	2013	$11.448	$16.703	0
	2014	$16.703	$17.504	0
	2015	$17.504	$19.358	0
	2016	$19.358	$18.762	0
UIF Mid Cap Growth Portfolio, Class I
	2007	$15.280	$18.466	546
	2008	$18.466	$9.685	476
	2009	$9.685	$15.046	465
	2010	$15.046	$19.616	458
	2011	$19.616	$17.952	452
	2012	$17.952	$19.224	445
	2013	$19.224	$26.043	389
	2014	$26.043	$26.165	346
	2015	$26.165	$24.260	202
	2016	$24.260	$21.806	152

	FOR THE YEAR ENDING DECEMBER 31	ACCUMULATION UNIT VALUE AT BEGINNING OF PERIOD	ACCUMULATION UNIT VALUE AT END OF PERIOD	NUMBER OF UNITS OUTSTANDING AT END OF PERIOD
UIF U.S. Real Estate Portfolio, Class I
	2007	$30.300	$24.756	315
	2008	$24.756	$15.148	346
	2009	$15.148	$19.158	1,437
	2010	$19.158	$24.532	1,269
	2011	$24.532	$25.603	311
	2012	$25.603	$29.221	262
	2013	$29.221	$29.383	269
	2014	$29.383	$37.557	258
	2015	$37.557	$37.808	174
	2016	$37.808	$39.793	138
*The Accumulation Unit Values in this table reflect a mortality and expense risk charge of 1.38% and an administrative expense charge of 0.10%.

Morgan Stanley Variable Annuity II - SAI
ACCUMULATION UNIT VALUE AND NUMBER OF ACCUMULATION UNITS OUTSTANDING FOR
EACH VARIABLE SUB-ACCOUNT* WITH THE LONGEVITY REWARD RIDER AND THE PERFORMANCE BENEFIT COMBINATION OPTION OR DEATH BENEFIT COMBINATION OPTION
Mortality & Expense = 1.42

	FOR THE YEAR ENDING DECEMBER 31	ACCUMULATION UNIT VALUE AT BEGINNING OF PERIOD	ACCUMULATION UNIT VALUE AT END OF PERIOD	NUMBER OF UNITS OUTSTANDING AT END OF PERIOD
AB VPS Growth & Income Portfolio - Class B
	2007	$13.081	$13.509	37,570
	2008	$13.509	$7.891	36,758
	2009	$7.891	$9.353	14,809
	2010	$9.353	$10.391	14,537
	2011	$10.391	$10.856	13,573
	2012	$10.856	$12.535	12,428
	2013	$12.535	$16.617	11,236
	2014	$16.617	$17.887	5,625
	2015	$17.887	$17.869	6,081
	2016	$17.869	$19.548	5,736
AB VPS Growth Portfolio - Class B
	2007	$6.796	$7.541	17,791
	2008	$7.541	$4.263	11,650
	2009	$4.263	$5.579	5,366
	2010	$5.579	$6.308	5,201
	2011	$6.308	$6.273	2,096
	2012	$6.273	$7.017	1,843
	2013	$7.017	$9.243	1,623
	2014	$9.243	$10.283	1,670
	2015	$10.283	$11.021	2,049
	2016	$11.021	$10.948	2,057
AB VPS Large Cap Growth Portfolio - Class B
	2007	$6.339	$7.093	11,209
	2008	$7.093	$4.204	16,812
	2009	$4.204	$5.677	23,524
	2010	$5.677	$6.141	14,999
	2011	$6.141	$5.851	7,318
	2012	$5.851	$6.691	7,316
	2013	$6.691	$9.029	5,192
	2014	$9.029	$10.123	5,192
	2015	$10.123	$11.053	5,948
	2016	$11.053	$11.143	5,944
Fidelity VIP Government Money Market Portfolio - Initial Class
	2016	$10.000	$9.914	31,520
FTVIP Franklin High Income VIP Fund - Class 2
	2007	$11.728	$11.864	1,479
	2008	$11.864	$8.953	2,799
	2009	$8.953	$12.583	3,399
	2010	$12.583	$14.037	4,275
	2011	$14.037	$14.456	3,132
	2012	$14.456	$16.453	4,242
	2013	$16.453	$17.473	2,444
	2014	$17.473	$17.206	1,787
	2015	$17.206	$15.400	1,857
	2016	$15.400	$17.739	1,714

	FOR THE YEAR ENDING DECEMBER 31	ACCUMULATION UNIT VALUE AT BEGINNING OF PERIOD	ACCUMULATION UNIT VALUE AT END OF PERIOD	NUMBER OF UNITS OUTSTANDING AT END OF PERIOD
FTVIP Franklin Income VIP Fund - Class 2
	2007	$13.106	$13.392	15,465
	2008	$13.392	$9.278	13,565
	2009	$9.278	$12.391	14,143
	2010	$12.391	$13.751	20,090
	2011	$13.751	$13.867	5,942
	2012	$13.867	$15.385	6,006
	2013	$15.385	$17.266	5,603
	2014	$17.266	$17.790	4,391
	2015	$17.790	$16.286	3,187
	2016	$16.286	$18.290	3,187
FTVIP Franklin Mutual Shares VIP Fund - Class 2
	2007	$13.911	$14.176	26,279
	2008	$14.176	$8.781	22,201
	2009	$8.781	$10.901	24,332
	2010	$10.901	$11.939	25,381
	2011	$11.939	$11.637	19,840
	2012	$11.637	$13.093	19,125
	2013	$13.093	$16.540	8,266
	2014	$16.540	$17.451	8,020
	2015	$17.451	$16.339	6,822
	2016	$16.339	$18.678	6,683
FTVIP Franklin Small Cap Value VIP Fund - Class 2
	2007	$13.065	$12.560	28,261
	2008	$12.560	$8.286	26,621
	2009	$8.286	$10.541	13,923
	2010	$10.541	$13.312	14,376
	2011	$13.312	$12.618	14,826
	2012	$12.618	$14.713	14,473
	2013	$14.713	$19.742	9,302
	2014	$19.742	$19.555	6,815
	2015	$19.555	$17.837	3,390
	2016	$17.837	$22.873	3,283
FTVIP Templeton Foreign VIP Fund - Class 2
	2007	$14.958	$17.008	29,948
	2008	$17.008	$9.988	28,213
	2009	$9.988	$13.481	15,196
	2010	$13.481	$14.394	18,519
	2011	$14.394	$12.669	16,494
	2012	$12.669	$14.753	17,254
	2013	$14.753	$17.868	7,039
	2014	$17.868	$15.639	5,055
	2015	$15.639	$14.403	5,042
	2016	$14.403	$15.204	5,169
Invesco V.I. American Franchise Fund - Series I
	2007	$5.188	$5.976	84,339
	2008	$5.976	$3.002	76,746
	2009	$3.002	$4.911	57,500
	2010	$4.911	$5.797	55,040
	2011	$5.797	$5.357	28,899
	2012	$5.357	$6.000	30,430
	2013	$6.000	$8.282	22,030
	2014	$8.282	$8.845	6,651
	2015	$8.845	$9.148	6,446
	2016	$9.148	$9.215	4,439

	FOR THE YEAR ENDING DECEMBER 31	ACCUMULATION UNIT VALUE AT BEGINNING OF PERIOD	ACCUMULATION UNIT VALUE AT END OF PERIOD	NUMBER OF UNITS OUTSTANDING AT END OF PERIOD
Invesco V.I. American Value Fund - Series I
	2007	$14.297	$15.185	65,728
	2008	$15.185	$8.781	53,200
	2009	$8.781	$12.039	30,741
	2010	$12.039	$14.495	30,353
	2011	$14.495	$14.408	27,514
	2012	$14.408	$16.646	29,594
	2013	$16.646	$22.013	15,154
	2014	$22.013	$23.795	14,314
	2015	$23.795	$21.297	12,743
	2016	$21.297	$24.227	8,428
Invesco V.I. Capital Appreciation Fund - Series I
	2007	$7.005	$7.728	10,367
	2008	$7.728	$4.377	8,207
	2009	$4.377	$5.220	9,085
	2010	$5.220	$5.937	9,054
	2011	$5.937	$5.385	8,873
	2012	$5.385	$6.187	0
Invesco V.I. Comstock Fund - Series I
	2007	$14.195	$13.694	79,601
	2008	$13.694	$8.676	61,204
	2009	$8.676	$11.005	39,761
	2010	$11.005	$12.571	37,080
	2011	$12.571	$12.154	34,394
	2012	$12.154	$14.272	33,106
	2013	$14.272	$19.114	20,099
	2014	$19.114	$20.592	13,821
	2015	$20.592	$19.068	10,643
	2016	$19.068	$22.030	10,769
Invesco V.I. Core Equity Fund - Series I
	2007	$10.804	$11.503	5,461
	2008	$11.503	$7.916	2,527
	2009	$7.916	$10.003	1,261
	2010	$10.003	$10.793	909
	2011	$10.793	$10.624	793
	2012	$10.624	$11.916	2,991
	2013	$11.916	$15.169	2,645
	2014	$15.169	$16.157	2,505
	2015	$16.157	$14.995	2,508
	2016	$14.995	$16.286	2,454
Invesco V.I. Diversified Dividend Fund - Series I
	2007	$12.340	$12.666	145,445
	2008	$12.666	$7.940	136,325
	2009	$7.940	$9.721	117,149
	2010	$9.721	$10.578	108,381
	2011	$10.578	$10.440	82,654
	2012	$10.440	$12.207	80,692
	2013	$12.207	$15.755	71,587
	2014	$15.755	$17.508	66,370
	2015	$17.508	$17.600	43,631
	2016	$17.600	$19.903	39,457

	FOR THE YEAR ENDING DECEMBER 31	ACCUMULATION UNIT VALUE AT BEGINNING OF PERIOD	ACCUMULATION UNIT VALUE AT END OF PERIOD	NUMBER OF UNITS OUTSTANDING AT END OF PERIOD
Invesco V.I. Equity and Income Fund - Series I
	2011	$10.000	$13.862	15,974
	2012	$13.862	$15.369	15,873
	2013	$15.369	$18.949	2,849
	2014	$18.949	$20.350	2,848
	2015	$20.350	$19.583	1,620
	2016	$19.583	$22.206	1,620
Invesco V.I. Global Core Equity Fund - Series I
	2011	$10.000	$9.969	35,133
	2012	$9.969	$11.168	34,563
	2013	$11.168	$13.475	32,540
	2014	$13.475	$13.363	20,965
	2015	$13.363	$12.974	15,836
	2016	$12.974	$13.650	13,975
Invesco V.I. Global Dividend Growth Fund - Series I
	2007	$14.644	$15.434	83,752
	2008	$15.434	$8.978	69,387
	2009	$8.978	$10.297	46,562
	2010	$10.297	$11.365	41,938
	2011	$11.365	$12.278	0
Invesco V.I. High Yield Fund - Series I
	2013	$10.000	$9.077	6,209
	2014	$9.077	$9.094	6,146
	2015	$9.094	$8.673	5,019
	2016	$8.673	$9.501	4,037
Invesco V.I. High Yield Securities Fund - Series I
	2007	$6.113	$6.271	27,562
	2008	$6.271	$4.748	21,347
	2009	$4.748	$6.760	10,483
	2010	$6.760	$7.339	11,519
	2011	$7.339	$7.372	9,759
	2012	$7.372	$8.630	10,963
	2013	$8.630	$8.937	0
Invesco V.I. Income Builder Fund - Series I
	2007	$14.178	$14.411	20,535
	2008	$14.411	$10.462	16,969
	2009	$10.462	$12.897	16,348
	2010	$12.897	$14.274	15,959
	2011	$14.274	$15.210	0
Invesco V.I. Mid Cap Core Equity Fund - Series I
	2007	$12.572	$13.564	9,875
	2008	$13.564	$9.549	8,573
	2009	$9.549	$12.247	9,855
	2010	$12.247	$13.764	9,441
	2011	$13.764	$12.692	3,629
	2012	$12.692	$13.870	3,210
	2013	$13.870	$17.597	3,156
	2014	$17.597	$18.100	362
	2015	$18.100	$17.109	360
	2016	$17.109	$19.115	360

	FOR THE YEAR ENDING DECEMBER 31	ACCUMULATION UNIT VALUE AT BEGINNING OF PERIOD	ACCUMULATION UNIT VALUE AT END OF PERIOD	NUMBER OF UNITS OUTSTANDING AT END OF PERIOD
Invesco V.I. Mid Cap Growth Fund - Series II
	2007	$12.595	$14.587	4,045
	2008	$14.587	$7.638	4,036
	2009	$7.638	$11.764	4,057
	2010	$11.764	$14.746	4,033
	2011	$14.746	$13.165	4,868
	2012	$13.165	$14.473	3,990
	2013	$14.473	$19.473	4,777
	2014	$19.473	$20.654	2,526
	2015	$20.654	$20.554	2,901
	2016	$20.554	$20.361	2,946
Invesco V.I. S&P 500 Index Fund - Series I
	2007	$9.511	$9.856	34,160
	2008	$9.856	$6.109	24,877
	2009	$6.109	$7.602	23,261
	2010	$7.602	$8.601	19,706
	2011	$8.601	$8.628	18,417
	2012	$8.628	$9.828	24,689
	2013	$9.828	$12.769	19,631
	2014	$12.769	$14.251	26,542
	2015	$14.251	$14.181	24,772
	2016	$14.181	$15.567	17,647
Morgan Stanley VIS - Global Infrastructure Portfolio - Class X
	2007	$10.339	$12.253	79,705
	2008	$12.253	$8.053	60,324
	2009	$8.053	$9.459	42,785
	2010	$9.459	$9.962	33,254
	2011	$9.962	$11.389	32,102
	2012	$11.389	$13.313	31,790
	2013	$13.313	$15.460	24,251
	2014	$15.460	$16.365	0
Morgan Stanley VIS Aggressive Equity Portfolio - Class X
	2007	$9.235	$10.883	18,544
	2008	$10.883	$5.481	19,585
	2009	$5.481	$9.149	11,547
	2010	$9.149	$11.356	10,969
	2011	$11.356	$10.365	11,936
	2012	$10.365	$11.418	11,495
	2013	$11.418	$12.133	0
Morgan Stanley VIS European Equity Portfolio - Class X
	2007	$11.177	$12.724	65,513
	2008	$12.724	$7.180	63,916
	2009	$7.180	$9.033	53,287
	2010	$9.033	$9.540	48,852
	2011	$9.540	$8.490	43,343
	2012	$8.490	$9.909	41,097
	2013	$9.909	$12.444	36,292
	2014	$12.444	$11.137	36,297
	2015	$11.137	$10.401	20,516
	2016	$10.401	$9.984	20,398
Morgan Stanley VIS Global Advantage Portfolio - Class X
	2007	$8.720	$10.055	1,302
	2008	$10.055	$5.562	3,779
	2009	$5.562	$5.318	0

	FOR THE YEAR ENDING DECEMBER 31	ACCUMULATION UNIT VALUE AT BEGINNING OF PERIOD	ACCUMULATION UNIT VALUE AT END OF PERIOD	NUMBER OF UNITS OUTSTANDING AT END OF PERIOD
Morgan Stanley VIS Income Plus Portfolio - Class X
	2007	$14.150	$14.770	64,761
	2008	$14.770	$13.249	43,751
	2009	$13.249	$15.995	39,114
	2010	$15.995	$17.215	46,450
	2011	$17.215	$17.805	37,778
	2012	$17.805	$20.008	37,457
	2013	$20.008	$19.908	21,271
	2014	$19.908	$21.134	18,318
	2015	$21.134	$20.380	17,234
	2016	$20.380	$21.495	16,391
Morgan Stanley VIS Limited Duration Portfolio - Class X
	2007	$11.514	$11.674	18,251
	2008	$11.674	$9.783	10,111
	2009	$9.783	$10.191	9,337
	2010	$10.191	$10.274	8,419
	2011	$10.274	$10.398	8,247
	2012	$10.398	$10.582	8,148
	2013	$10.582	$10.464	6,543
	2014	$10.464	$10.422	6,578
	2015	$10.422	$10.249	6,096
	2016	$10.249	$10.608	6,080
Morgan Stanley VIS Money Market Portfolio - Class X
	2007	$10.775	$11.135	46,208
	2008	$11.135	$11.235	70,987
	2009	$11.235	$11.069	54,675
	2010	$11.069	$10.903	22,345
	2011	$10.903	$10.740	36,182
	2012	$10.740	$10.578	24,351
	2013	$10.578	$10.420	27,301
	2014	$10.420	$10.264	7,761
	2015	$10.264	$10.110	15,876
	2016	$10.110	$10.060	0
Morgan Stanley VIS Multi Cap Growth Portfolio - Class X
	2007	$8.422	$9.915	165,865
	2008	$9.915	$5.114	149,256
	2009	$5.114	$8.630	138,592
	2010	$8.630	$10.859	127,972
	2011	$10.859	$9.974	90,419
	2012	$9.974	$11.039	81,022
	2013	$11.039	$16.391	86,844
	2014	$16.391	$17.065	95,737
	2015	$17.065	$18.253	93,117
	2016	$18.253	$17.366	70,129
Morgan Stanley VIS Strategist Portfolio - Class X
	2007	$12.731	$13.621	99,969
	2008	$13.621	$10.198	89,673
	2009	$10.198	$12.027	89,342
	2010	$12.027	$12.652	83,125
	2011	$12.652	$11.470	68,869
	2012	$11.470	$12.076	63,538
	2013	$12.076	$12.874	0

	FOR THE YEAR ENDING DECEMBER 31	ACCUMULATION UNIT VALUE AT BEGINNING OF PERIOD	ACCUMULATION UNIT VALUE AT END OF PERIOD	NUMBER OF UNITS OUTSTANDING AT END OF PERIOD
Putnam VT Growth and Income Fund - Class IB
	2007	$12.612	$11.670	17,489
	2008	$11.670	$7.046	6,035
	2009	$7.046	$9.009	2,157
	2010	$9.009	$10.149	2,106
	2011	$10.149	$9.532	1,847
	2012	$9.532	$11.185	1,803
	2013	$11.185	$14.946	1,803
	2014	$14.946	$16.301	1,803
	2015	$16.301	$14.846	1,803
	2016	$14.846	$16.819	1,803
Putnam VT Growth Opportunities Fund - Class IB
	2016	$10.000	$10.056	851
Putnam VT International Equity Fund - Class IB
	2007	$11.500	$12.273	30,068
	2008	$12.273	$6.775	27,932
	2009	$6.775	$8.317	10,428
	2010	$8.317	$9.013	6,185
	2011	$9.013	$7.374	3,410
	2012	$7.374	$8.854	3,378
	2013	$8.854	$11.168	3,237
	2014	$11.168	$10.254	3,219
	2015	$10.254	$10.113	3,191
	2016	$10.113	$9.717	3,194
Putnam VT Small Cap Value Fund - Class IB
	2007	$16.289	$14.002	701
	2008	$14.002	$8.362	462
	2009	$8.362	$10.833	462
	2010	$10.833	$13.442	0
	2011	$13.442	$12.614	0
	2012	$12.614	$14.596	0
	2013	$14.596	$20.069	784
	2014	$20.069	$20.445	827
	2015	$20.445	$19.283	0
	2016	$19.283	$24.215	0
Putnam VT Voyager Fund - Class IB
	2007	$6.169	$6.411	18,038
	2008	$6.411	$3.976	18,028
	2009	$3.976	$6.418	16,727
	2010	$6.418	$7.636	19,239
	2011	$7.636	$6.178	19,540
	2012	$6.178	$6.951	17,538
	2013	$6.951	$9.839	8,406
	2014	$9.839	$10.633	862
	2015	$10.633	$9.832	862
	2016	$9.832	$9.880	0

	FOR THE YEAR ENDING DECEMBER 31	ACCUMULATION UNIT VALUE AT BEGINNING OF PERIOD	ACCUMULATION UNIT VALUE AT END OF PERIOD	NUMBER OF UNITS OUTSTANDING AT END OF PERIOD
UIF Emerging Markets Equity Portfolio, Class I
	2007	$16.782	$23.213	79,423
	2008	$23.213	$9.917	98,099
	2009	$9.917	$16.589	83,470
	2010	$16.589	$19.447	85,822
	2011	$19.447	$15.665	83,849
	2012	$15.665	$18.506	83,051
	2013	$18.506	$18.040	55,412
	2014	$18.040	$16.970	34,321
	2015	$16.970	$14.927	18,678
	2016	$14.927	$15.693	41,126
UIF Global Infrastructure - Class I
	2014	$10.000	$17.606	20,810
	2015	$17.606	$14.955	12,556
	2016	$14.955	$16.979	11,424
UIF Global Strategist Portfolio, Class I
	2007	$11.524	$13.005	15,779
	2008	$13.005	$7.093	14,800
	2009	$7.093	$9.258	10,374
	2010	$9.258	$9.637	10,039
	2011	$9.637	$9.142	7,523
	2012	$9.142	$10.251	7,521
	2013	$10.251	$11.706	69,388
	2014	$11.706	$11.778	63,382
	2015	$11.778	$10.858	51,981
	2016	$10.858	$11.291	47,321
UIF Growth Portfolio, Class I
	2007	$7.549	$9.063	20,902
	2008	$9.063	$4.536	17,816
	2009	$4.536	$7.396	18,118
	2010	$7.396	$8.950	16,151
	2011	$8.950	$8.568	15,832
	2012	$8.568	$9.652	15,489
	2013	$9.652	$14.077	4,618
	2014	$14.077	$14.746	4,594
	2015	$14.746	$16.301	5,095
	2016	$16.301	$15.793	5,061
UIF Mid Cap Growth Portfolio, Class I
	2007	$15.251	$18.424	22,203
	2008	$18.424	$9.660	17,496
	2009	$9.660	$15.000	5,524
	2010	$15.000	$19.548	5,116
	2011	$19.548	$17.882	4,239
	2012	$17.882	$19.143	3,829
	2013	$19.143	$25.922	2,493
	2014	$25.922	$26.033	2,513
	2015	$26.033	$24.128	1,847
	2016	$24.128	$21.678	1,933

	FOR THE YEAR ENDING DECEMBER 31	ACCUMULATION UNIT VALUE AT BEGINNING OF PERIOD	ACCUMULATION UNIT VALUE AT END OF PERIOD	NUMBER OF UNITS OUTSTANDING AT END OF PERIOD
UIF U.S. Real Estate Portfolio, Class I
	2007	$34.647	$28.297	7,396
	2008	$28.297	$17.308	6,196
	2009	$17.308	$21.880	3,402
	2010	$21.880	$28.007	4,056
	2011	$28.007	$29.218	3,670
	2012	$29.218	$33.334	3,844
	2013	$33.334	$33.505	2,114
	2014	$33.505	$42.808	2,104
	2015	$42.808	$43.078	2,248
	2016	$43.078	$45.320	2,213
*The Accumulation Unit Values in this table reflect a mortality and expense risk charge of 1.42% and an administrative expense charge of 0.10%.

Morgan Stanley Variable Annuity II - SAI
ACCUMULATION UNIT VALUE AND NUMBER OF ACCUMULATION UNITS OUTSTANDING FOR EACH VARIABLE SUB-ACCOUNT* WITH THE ENHANCED EARNINGS DEATH BENEFIT OPTION
Mortality & Expense = 1.45

	FOR THE YEAR ENDING DECEMBER 31	ACCUMULATION UNIT VALUE AT BEGINNING OF PERIOD	ACCUMULATION UNIT VALUE AT END OF PERIOD	NUMBER OF UNITS OUTSTANDING AT END OF PERIOD
AB VPS Growth & Income Portfolio - Class B
	2007	$13.220	$13.648	1
	2008	$13.648	$7.969	1
	2009	$7.969	$9.443	0
	2010	$9.443	$10.488	0
	2011	$10.488	$10.954	0
	2012	$10.954	$12.645	0
	2013	$12.645	$16.758	0
	2014	$16.758	$18.033	0
	2015	$18.033	$18.009	0
	2016	$18.009	$19.696	0
AB VPS Growth Portfolio - Class B
	2007	$8.427	$9.347	0
	2008	$9.347	$5.283	0
	2009	$5.283	$6.911	0
	2010	$6.911	$7.812	0
	2011	$7.812	$7.767	0
	2012	$7.767	$8.685	0
	2013	$8.685	$11.436	0
	2014	$11.436	$12.720	0
	2015	$12.720	$13.628	0
	2016	$13.628	$13.534	0
AB VPS Large Cap Growth Portfolio - Class B
	2007	$7.786	$8.709	0
	2008	$8.709	$5.160	0
	2009	$5.160	$6.967	0
	2010	$6.967	$7.534	0
	2011	$7.534	$7.175	0
	2012	$7.175	$8.204	0
	2013	$8.204	$11.066	0
	2014	$11.066	$12.404	0
	2015	$12.404	$13.539	0
	2016	$13.539	$13.645	0
Fidelity VIP Government Money Market Portfolio - Initial Class
	2016	$10.000	$9.912	0
FTVIP Franklin High Income VIP Fund - Class 2
	2007	$11.719	$11.851	0
	2008	$11.851	$8.941	0
	2009	$8.941	$12.562	0
	2010	$12.562	$14.009	0
	2011	$14.009	$14.423	0
	2012	$14.423	$16.410	0
	2013	$16.410	$17.423	0
	2014	$17.423	$17.151	0
	2015	$17.151	$15.346	0
	2016	$15.346	$17.672	0

	FOR THE YEAR ENDING DECEMBER 31	ACCUMULATION UNIT VALUE AT BEGINNING OF PERIOD	ACCUMULATION UNIT VALUE AT END OF PERIOD	NUMBER OF UNITS OUTSTANDING AT END OF PERIOD
FTVIP Franklin Income VIP Fund - Class 2
	2007	$13.095	$13.377	739
	2008	$13.377	$9.265	739
	2009	$9.265	$12.370	738
	2010	$12.370	$13.723	738
	2011	$13.723	$13.835	737
	2012	$13.835	$15.345	737
	2013	$15.345	$17.215	736
	2014	$17.215	$17.733	736
	2015	$17.733	$16.228	736
	2016	$16.228	$18.220	735
FTVIP Franklin Mutual Shares VIP Fund - Class 2
	2007	$13.899	$14.161	1,064
	2008	$14.161	$8.769	1,063
	2009	$8.769	$10.883	1,062
	2010	$10.883	$11.915	1,062
	2011	$11.915	$11.610	1,061
	2012	$11.610	$13.059	1,060
	2013	$13.059	$16.492	1,060
	2014	$16.492	$17.395	1,059
	2015	$17.395	$16.282	1,059
	2016	$16.282	$18.607	1,058
FTVIP Franklin Small Cap Value VIP Fund - Class 2
	2007	$13.058	$12.550	192
	2008	$12.550	$8.277	192
	2009	$8.277	$10.526	192
	2010	$10.526	$13.289	192
	2011	$13.289	$12.593	192
	2012	$12.593	$14.679	192
	2013	$14.679	$19.691	191
	2014	$19.691	$19.498	191
	2015	$19.498	$17.780	191
	2016	$17.780	$22.793	191
FTVIP Templeton Foreign VIP Fund - Class 2
	2007	$14.946	$16.989	305
	2008	$16.989	$9.973	305
	2009	$9.973	$13.457	0
	2010	$13.457	$14.365	1,345
	2011	$14.365	$12.640	1,345
	2012	$12.640	$14.714	1,345
	2013	$14.714	$17.816	0
	2014	$17.816	$15.589	0
	2015	$15.589	$14.352	0
	2016	$14.352	$15.146	0
Invesco V.I. American Franchise Fund - Series I
	2007	$6.274	$7.225	0
	2008	$7.225	$3.629	0
	2009	$3.629	$5.934	0
	2010	$5.934	$7.002	0
	2011	$7.002	$6.468	0
	2012	$6.468	$7.243	0
	2013	$7.243	$9.994	0
	2014	$9.994	$10.671	0
	2015	$10.671	$11.033	0
	2016	$11.033	$11.110	0

	FOR THE YEAR ENDING DECEMBER 31	ACCUMULATION UNIT VALUE AT BEGINNING OF PERIOD	ACCUMULATION UNIT VALUE AT END OF PERIOD	NUMBER OF UNITS OUTSTANDING AT END OF PERIOD
Invesco V.I. American Value Fund - Series I
	2007	$14.409	$15.300	533
	2008	$15.300	$8.844	533
	2009	$8.844	$12.122	532
	2010	$12.122	$14.591	532
	2011	$14.591	$14.499	531
	2012	$14.499	$16.746	531
	2013	$16.746	$22.139	531
	2014	$22.139	$23.924	530
	2015	$23.924	$21.406	530
	2016	$21.406	$24.343	530
Invesco V.I. Capital Appreciation Fund - Series I
	2007	$8.361	$9.220	0
	2008	$9.220	$5.221	0
	2009	$5.221	$6.224	0
	2010	$6.224	$7.077	0
	2011	$7.077	$6.417	0
	2012	$6.417	$7.372	0
Invesco V.I. Comstock Fund - Series I
	2007	$14.175	$13.671	8,952
	2008	$13.671	$8.659	8,950
	2009	$8.659	$10.980	8,352
	2010	$10.980	$12.538	8,350
	2011	$12.538	$12.118	8,349
	2012	$12.118	$14.226	0
	2013	$14.226	$19.047	0
	2014	$19.047	$20.514	0
	2015	$20.514	$18.990	0
	2016	$18.990	$21.933	0
Invesco V.I. Core Equity Fund - Series I
	2007	$10.802	$11.497	0
	2008	$11.497	$7.909	0
	2009	$7.909	$9.992	0
	2010	$9.992	$10.778	0
	2011	$10.778	$10.606	0
	2012	$10.606	$11.892	0
	2013	$11.892	$15.134	0
	2014	$15.134	$16.115	0
	2015	$16.115	$14.952	0
	2016	$14.952	$16.234	0
Invesco V.I. Diversified Dividend Fund - Series I
	2007	$12.096	$12.412	4,911
	2008	$12.412	$7.779	2,501
	2009	$7.779	$9.520	2,365
	2010	$9.520	$10.357	441
	2011	$10.357	$10.219	441
	2012	$10.219	$11.945	0
	2013	$11.945	$15.412	0
	2014	$15.412	$17.121	3,963
	2015	$17.121	$17.206	0
	2016	$17.206	$19.452	0

	FOR THE YEAR ENDING DECEMBER 31	ACCUMULATION UNIT VALUE AT BEGINNING OF PERIOD	ACCUMULATION UNIT VALUE AT END OF PERIOD	NUMBER OF UNITS OUTSTANDING AT END OF PERIOD
Invesco V.I. Equity and Income Fund - Series I
	2011	$10.000	$14.149	0
	2012	$14.149	$15.682	0
	2013	$15.682	$19.330	0
	2014	$19.330	$20.752	0
	2015	$20.752	$19.964	0
	2016	$19.964	$22.631	0
Invesco V.I. Global Core Equity Fund - Series I
	2011	$10.000	$10.318	0
	2012	$10.318	$11.556	0
	2013	$11.556	$13.939	0
	2014	$13.939	$13.819	0
	2015	$13.819	$13.413	0
	2016	$13.413	$14.107	0
Invesco V.I. Global Dividend Growth Fund - Series I
	2007	$15.180	$15.995	2,048
	2008	$15.995	$9.301	296
	2009	$9.301	$10.664	0
	2010	10.664	11.767	0
	2011	11.767	12.711	0
Invesco V.I. High Yield Fund - Series I
	2013	$10.000	$12.420	917
	2014	$12.420	$12.440	0
	2015	$12.440	$11.861	0
	2016	$11.861	$12.988	0
Invesco V.I. High Yield Securities Fund - Series I
	2007	$8.382	$8.597	680
	2008	$8.597	$6.507	679
	2009	$6.507	$9.261	678
	2010	$9.261	$10.051	1,627
	2011	$10.051	$10.093	1,626
	2012	$10.093	$11.812	949
	2013	$11.812	$12.232	0
Invesco V.I. Income Builder Fund - Series I
	2007	$14.493	$14.727	0
	2008	$14.727	$10.688	0
	2009	$10.688	$13.172	0
	2010	$13.172	$14.574	0
	2011	$14.574	$15.528	0
Invesco V.I. Mid Cap Core Equity Fund - Series I
	2007	$12.562	$13.549	197
	2008	$13.549	$9.535	197
	2009	$9.535	$12.225	197
	2010	$12.225	$13.736	197
	2011	$13.736	$12.663	196
	2012	$12.663	$13.833	196
	2013	$13.833	$17.545	196
	2014	$17.545	$18.042	196
	2015	$18.042	$17.048	196
	2016	$17.048	$19.042	196

	FOR THE YEAR ENDING DECEMBER 31	ACCUMULATION UNIT VALUE AT BEGINNING OF PERIOD	ACCUMULATION UNIT VALUE AT END OF PERIOD	NUMBER OF UNITS OUTSTANDING AT END OF PERIOD
Invesco V.I. Mid Cap Growth Fund - Series II
	2007	$12.583	$14.569	0
	2008	$14.569	$7.626	0
	2009	$7.626	$11.742	0
	2010	$11.742	$14.714	0
	2011	$14.714	$13.132	0
	2012	$13.132	$14.433	0
	2013	$14.433	$19.413	0
	2014	$19.413	$20.585	0
	2015	$20.585	$20.479	0
	2016	$20.479	$20.281	0
Invesco V.I. S&P 500 Index Fund - Series I
	2007	10.576	10.957	10,072
	2008	10.957	6.789	10,067
	2009	6.789	8.446	2,254
	2010	8.446	9.553	8,520
	2011	9.553	9.580	8,519
	2012	9.580	10.910	8,517
	2013	10.910	14.169	9,909
	2014	14.169	15.810	16,195
	2015	15.810	15.727	15,437
	2016	15.727	17.259	14,688
Morgan Stanley VIS - Global Infrastructure Portfolio - Class X
	2007	$10.332	$12.242	77
	2008	$12.242	$8.043	76
	2009	$8.043	$9.444	0
	2010	$9.444	$9.943	0
	2011	$9.943	$11.364	0
	2012	$11.364	$13.280	0
	2013	$13.280	$15.417	0
	2014	$15.417	$16.318	0
Morgan Stanley VIS Aggressive Equity Portfolio - Class X
	2007	$9.645	$11.363	3,394
	2008	$11.363	$5.722	3,393
	2009	$5.722	$9.547	3,392
	2010	$9.547	$11.846	0
	2011	$11.846	$10.809	0
	2012	$10.809	$11.904	0
	2013	$11.904	$12.648	0
Morgan Stanley VIS European Equity Portfolio - Class X
	2007	$12.619	$14.362	4,079
	2008	$14.362	$8.102	3,548
	2009	$8.102	$10.190	3,547
	2010	$10.190	$10.758	0
	2011	$10.758	$9.571	0
	2012	$9.571	$11.168	0
	2013	$11.168	$14.021	0
	2014	$14.021	$12.544	0
	2015	$12.544	$11.712	0
	2016	$11.712	$11.239	0
Morgan Stanley VIS Global Advantage Portfolio - Class X
	2007	$10.200	$11.758	0
	2008	$11.758	$6.502	0
	2009	$6.502	$6.216	0

	FOR THE YEAR ENDING DECEMBER 31	ACCUMULATION UNIT VALUE AT BEGINNING OF PERIOD	ACCUMULATION UNIT VALUE AT END OF PERIOD	NUMBER OF UNITS OUTSTANDING AT END OF PERIOD
Morgan Stanley VIS Income Plus Portfolio - Class X
	2007	$13.152	$13.724	8,483
	2008	$13.724	$12.307	8,482
	2009	$12.307	$14.854	0
	2010	$14.854	$15.982	2,916
	2011	$15.982	$16.525	2,915
	2012	$16.525	$18.563	12,876
	2013	$18.563	$18.466	12,776
	2014	$18.466	$19.597	0
	2015	$19.597	$18.892	0
	2016	$18.892	$19.920	0
Morgan Stanley VIS Limited Duration Portfolio - Class X
	2007	11.153	11.304	0
	2008	11.304	9.471	0
	2009	9.471	9.862	0
	2010	9.862	9.939	0
	2011	9.939	10.056	0
	2012	10.056	10.232	0
	2013	10.232	10.114	0
	2014	10.114	10.071	0
	2015	10.071	9.901	0
	2016	9.901	10.245	0
Morgan Stanley VIS Money Market Portfolio - Class X
	2007	$10.494	$10.841	49
	2008	$10.841	$10.936	49
	2009	$10.936	$10.771	49
	2010	$10.771	$10.606	0
	2011	$10.606	$10.444	0
	2012	$10.444	$10.284	0
	2013	$10.284	$10.127	0
	2014	$10.127	$9.972	0
	2015	$9.972	$9.820	0
	2016	$9.820	$9.771	0
Morgan Stanley VIS Multi Cap Growth Portfolio - Class X
	2007	$8.934	$10.515	8,669
	2008	$10.515	$5.422	8,174
	2009	$5.422	$9.147	5,330
	2010	$9.147	$11.506	0
	2011	$11.506	$10.565	0
	2012	$10.565	$11.689	0
	2013	$11.689	$17.352	0
	2014	$17.352	$18.060	3,538
	2015	$18.060	$19.312	3,537
	2016	$19.312	$18.368	0
Morgan Stanley VIS Strategist Portfolio - Class X
	2007	$12.895	$13.792	3,067
	2008	$13.792	$10.323	714
	2009	$10.323	$12.170	0
	2010	$12.170	$12.800	0
	2011	$12.800	$11.600	0
	2012	$11.600	$12.210	0
	2013	$12.210	$13.015	0

	FOR THE YEAR ENDING DECEMBER 31	ACCUMULATION UNIT VALUE AT BEGINNING OF PERIOD	ACCUMULATION UNIT VALUE AT END OF PERIOD	NUMBER OF UNITS OUTSTANDING AT END OF PERIOD
Putnam VT Growth and Income Fund - Class IB
	2007	$12.198	$11.284	0
	2008	$11.284	$6.811	0
	2009	$6.811	$8.705	0
	2010	$8.705	$9.804	0
	2011	$9.804	$9.205	0
	2012	$9.205	$10.798	0
	2013	$10.798	$14.425	0
	2014	$14.425	$15.728	0
	2015	$15.728	$14.320	0
	2016	$14.320	$16.218	0
Putnam VT Growth Opportunities Fund - Class IB
	2016	$10.000	$10.055	0
Putnam VT International Equity Fund - Class IB
	2007	$13.148	$14.028	977
	2008	$14.028	$7.742	977
	2009	$7.742	$9.500	976
	2010	$9.500	$10.292	975
	2011	$10.292	$8.418	975
	2012	$8.418	$10.104	974
	2013	$10.104	$12.742	973
	2014	$12.742	$11.695	973
	2015	11.695	11.532	972
	2016	11.532	11.076	972
Putnam VT Small Cap Value Fund - Class IB
	2007	$16.266	$13.978	0
	2008	$13.978	$8.345	0
	2009	$8.345	$10.808	0
	2010	$10.808	$13.407	0
	2011	$13.407	$12.577	0
	2012	$12.577	$14.549	0
	2013	$14.549	$19.999	0
	2014	$19.999	$20.368	0
	2015	$20.368	$19.204	0
	2016	$19.204	$24.109	0
Putnam VT Voyager Fund - Class IB
	2007	$7.516	$7.808	0
	2008	$7.808	$4.841	0
	2009	$4.841	$7.812	0
	2010	$7.812	$9.292	0
	2011	$9.292	$7.516	0
	2012	$7.516	$8.453	0
	2013	$8.453	$11.963	0
	2014	$11.963	$12.924	0
	2015	$12.924	$11.947	0
	2016	$11.947	$12.002	0

	FOR THE YEAR ENDING DECEMBER 31	ACCUMULATION UNIT VALUE AT BEGINNING OF PERIOD	ACCUMULATION UNIT VALUE AT END OF PERIOD	NUMBER OF UNITS OUTSTANDING AT END OF PERIOD
UIF Emerging Markets Equity Portfolio, Class I
	2007	$25.045	$34.633	0
	2008	$34.633	$14.790	0
	2009	$14.790	$24.735	0
	2010	$24.735	$28.988	995
	2011	$28.988	$23.343	995
	2012	$23.343	$27.569	995
	2013	$27.569	$26.866	961
	2014	$26.866	$25.265	0
	2015	$25.265	$22.217	0
	2016	$22.217	$23.350	0
UIF Global Infrastructure - Class I
	2014	$10.000	$17.552	0
	2015	$17.552	$14.905	0
	2016	$14.905	$16.917	0
UIF Global Strategist Portfolio, Class I
	2007	$12.971	$14.634	6,951
	2008	$14.634	$7.978	6,949
	2009	$7.978	$10.411	6,948
	2010	$10.411	$10.834	6,947
	2011	$10.834	$10.275	0
	2012	$10.275	$11.517	0
	2013	$11.517	$13.148	0
	2014	$13.148	$13.225	0
	2015	$13.225	$12.189	0
	2016	$12.189	$12.671	0
UIF Growth Portfolio, Class I
	2007	$8.895	$10.676	10,817
	2008	$10.676	$5.341	10,812
	2009	$5.341	$8.706	10,809
	2010	$8.706	$10.532	10,806
	2011	$10.532	$10.080	0
	2012	$10.080	$11.352	0
	2013	$11.352	$16.551	0
	2014	$16.551	$17.333	0
	2015	$17.333	$19.155	0
	2016	$19.155	$18.552	0
UIF Mid Cap Growth Portfolio, Class I
	2007	$15.230	$18.393	1,681
	2008	$18.393	$9.640	1,680
	2009	$9.640	$14.965	1,679
	2010	$14.965	$19.497	546
	2011	$19.497	$17.831	4,140
	2012	$17.831	$19.081	0
	2013	$19.081	$25.831	0
	2014	$25.831	$25.934	2,419
	2015	$25.934	$24.029	0
	2016	$24.029	$21.583	0

	FOR THE YEAR ENDING DECEMBER 31	ACCUMULATION UNIT VALUE AT BEGINNING OF PERIOD	ACCUMULATION UNIT VALUE AT END OF PERIOD	NUMBER OF UNITS OUTSTANDING AT END OF PERIOD
UIF U.S. Real Estate Portfolio, Class I
	2007	$30.172	$24.635	136
	2008	$24.635	$15.063	136
	2009	$15.063	$19.037	136
	2010	$19.037	$24.360	538
	2011	$24.360	$25.406	537
	2012	$25.406	$28.976	402
	2013	$28.976	$29.116	388
	2014	$29.116	$37.190	0
	2015	$37.190	$37.413	3,555
	2016	$37.413	$39.349	5,162
*The Accumulation Unit Values in this table reflect a mortality and expense risk charge of 1.45% and an administrative expense charge of 0.10%.

Morgan Stanley Variable Annuity II - SAI
ACCUMULATION UNIT VALUE AND NUMBER OF ACCUMULATION UNITS OUTSTANDING FOR EACH VARIABLE SUB-ACCOUNT* WITH THE LONGEVITY REWARD RIDER AND INCOME BENEFIT COMBINATION OPTION 2
Mortality & Expense = 1.48

	FOR THE YEAR ENDING DECEMBER 31	ACCUMULATION UNIT VALUE AT BEGINNING OF PERIOD	ACCUMULATION UNIT VALUE AT END OF PERIOD	NUMBER OF UNITS OUTSTANDING AT END OF PERIOD
AB VPS Growth & Income Portfolio - Class B
	2007	$12.665	$13.071	0
	2008	$13.071	$7.630	0
	2009	$7.630	$9.039	0
	2010	$9.039	$10.036	0
	2011	$10.036	$10.479	0
	2012	$10.479	$12.093	0
	2013	$12.093	$16.021	0
	2014	$16.021	$17.235	0
	2015	$17.235	$17.207	0
	2016	$17.207	$18.813	0
AB VPS Growth Portfolio - Class B
	2007	$7.507	$8.325	0
	2008	$8.325	$4.703	0
	2009	$4.703	$6.151	0
	2010	$6.151	$6.951	327
	2011	$6.951	$6.909	328
	2012	$6.909	$7.723	792
	2013	$7.723	$10.166	1,500
	2014	$10.166	$11.304	0
	2015	$11.304	$12.108	0
	2016	$12.108	$12.021	0
AB VPS Large Cap Growth Portfolio - Class B
	2007	$7.003	$7.831	0
	2008	$7.831	$4.638	0
	2009	$4.638	$6.260	0
	2010	$6.260	$6.768	337
	2011	$6.768	$6.444	345
	2012	$6.444	$7.365	845
	2013	$7.365	$9.932	1,553
	2014	$9.932	$11.129	0
	2015	$11.129	$12.144	0
	2016	$12.144	$12.235	0
Fidelity VIP Government Money Market Portfolio - Initial Class
	2016	$10.000	$9.910	137
FTVIP Franklin High Income VIP Fund - Class 2
	2007	$11.709	$11.838	0
	2008	$11.838	$8.928	0
	2009	$8.928	$12.541	0
	2010	$12.541	$13.981	0
	2011	$13.981	$14.390	0
	2012	$14.390	$16.368	0
	2013	$16.368	$17.372	0
	2014	$17.372	$17.096	0
	2015	$17.096	$15.293	0
	2016	$15.293	$17.605	0

	FOR THE YEAR ENDING DECEMBER 31	ACCUMULATION UNIT VALUE AT BEGINNING OF PERIOD	ACCUMULATION UNIT VALUE AT END OF PERIOD	NUMBER OF UNITS OUTSTANDING AT END OF PERIOD
FTVIP Franklin Income VIP Fund - Class 2
	2007	$13.085	$13.362	0
	2008	$13.362	$9.252	0
	2009	$9.252	$12.349	0
	2010	$12.349	$13.696	0
	2011	$13.696	$13.803	0
	2012	$13.803	$15.305	0
	2013	$15.305	$17.165	0
	2014	$17.165	$17.676	0
	2015	$17.676	$16.172	0
	2016	$16.172	$18.151	0
FTVIP Franklin Mutual Shares VIP Fund - Class 2
	2007	$13.888	$14.145	0
	2008	$14.145	$8.756	0
	2009	$8.756	$10.864	0
	2010	$10.864	$11.891	0
	2011	$11.891	$11.583	0
	2012	$11.583	$13.025	0
	2013	$13.025	$16.444	0
	2014	$16.444	$17.339	0
	2015	$17.339	$16.225	0
	2016	$16.225	$18.536	0
FTVIP Franklin Small Cap Value VIP Fund - Class 2
	2007	$13.052	$12.540	0
	2008	$12.540	$8.268	0
	2009	$8.268	$10.511	0
	2010	$10.511	$13.266	0
	2011	$13.266	$12.568	0
	2012	$12.568	$14.645	0
	2013	$14.645	$19.639	0
	2014	$19.639	$19.442	0
	2015	$19.442	$17.723	0
	2016	$17.723	$22.713	0
FTVIP Templeton Foreign VIP Fund - Class 2
	2007	$14.934	$16.970	0
	2008	$16.970	$9.959	0
	2009	$9.959	$13.434	0
	2010	$13.434	$14.336	0
	2011	$14.336	$12.611	0
	2012	$12.611	$14.676	0
	2013	$14.676	$17.764	0
	2014	$17.764	$15.539	0
	2015	$15.539	$14.302	0
	2016	$14.302	$15.089	0
Invesco V.I. American Franchise Fund - Series I
	2007	$5.164	$5.945	0
	2008	$5.945	$2.985	0
	2009	$2.985	$4.880	0
	2010	$4.880	$5.757	397
	2011	$5.757	$5.316	396
	2012	$5.316	$5.951	0
	2013	$5.951	$8.210	0
	2014	$8.210	$8.763	0
	2015	$8.763	$9.057	0
	2016	$9.057	$9.118	0

	FOR THE YEAR ENDING DECEMBER 31	ACCUMULATION UNIT VALUE AT BEGINNING OF PERIOD	ACCUMULATION UNIT VALUE AT END OF PERIOD	NUMBER OF UNITS OUTSTANDING AT END OF PERIOD
Invesco V.I. American Value Fund - Series I
	2007	$13.707	$14.550	918
	2008	$14.550	$8.408	0
	2009	$8.408	$11.521	0
	2010	$11.521	$13.863	0
	2011	$13.863	$13.772	0
	2012	$13.772	$15.902	0
	2013	$15.902	$21.016	0
	2014	$21.016	$22.704	0
	2015	$22.704	$20.308	0
	2016	$20.308	$23.088	0
Invesco V.I. Capital Appreciation Fund - Series I
	2007	$6.947	$7.659	541
	2008	$7.659	$4.336	0
	2009	$4.336	$5.167	0
	2010	$5.167	$5.874	0
	2011	$5.874	$5.325	0
	2012	$5.325	$6.116	0
Invesco V.I. Comstock Fund - Series I
	2007	$14.156	$13.648	2,072
	2008	$13.648	$8.642	579
	2009	$8.642	$10.954	534
	2010	$10.954	$12.506	180
	2011	$12.506	$12.083	185
	2012	$12.083	$14.181	0
	2013	$14.181	$18.980	0
	2014	$18.980	$20.436	0
	2015	$20.436	$18.912	0
	2016	$18.912	$21.837	0
Invesco V.I. Core Equity Fund - Series I
	2007	$10.800	$11.491	0
	2008	$11.491	$7.903	0
	2009	$7.903	$9.981	0
	2010	$9.981	$10.763	200
	2011	$10.763	$10.588	212
	2012	$10.588	$11.868	0
	2013	$11.868	$15.099	0
	2014	$15.099	$16.073	957
	2015	$16.073	$14.908	0
	2016	$14.908	$16.182	0
Invesco V.I. Diversified Dividend Fund - Series I
	2007	$11.992	$12.302	2,466
	2008	$12.302	$7.707	1,807
	2009	$7.707	$9.430	1,807
	2010	$9.430	$10.255	1,806
	2011	$10.255	$10.115	1,806
	2012	$10.115	$11.821	1,806
	2013	$11.821	$15.247	881
	2014	$15.247	$16.933	881
	2015	$16.933	$17.012	881
	2016	$17.012	$19.227	245

	FOR THE YEAR ENDING DECEMBER 31	ACCUMULATION UNIT VALUE AT BEGINNING OF PERIOD	ACCUMULATION UNIT VALUE AT END OF PERIOD	NUMBER OF UNITS OUTSTANDING AT END OF PERIOD
Invesco V.I. Equity and Income Fund - Series I
	2011	$10.000	$13.755	0
	2012	$13.755	$15.241	0
	2013	$15.241	$18.781	0
	2014	$18.781	$20.157	0
	2015	$20.157	$19.385	0
	2016	$19.385	$21.969	0
Invesco V.I. Global Core Equity Fund - Series I
	2011	$10.000	$10.249	735
	2012	$10.249	$11.475	735
	2013	$11.475	$13.837	735
	2014	$13.837	$13.714	735
	2015	$13.714	$13.307	735
	2016	$13.307	$13.992	205
Invesco V.I. Global Dividend Growth Fund - Series I
	2007	$15.100	$15.906	2,891
	2008	$15.906	$9.247	735
	2009	$9.247	$10.599	735
	2010	$10.599	$11.692	735
	2011	$11.692	$12.628	0
Invesco V.I. High Yield Fund - Series I
	2013	$10.000	$10.837	0
	2014	$10.837	$10.852	0
	2015	$10.852	$10.343	0
	2016	$10.343	$11.323	0
Invesco V.I. High Yield Securities Fund - Series I
	2007	$7.329	$7.515	594
	2008	$7.515	$5.686	594
	2009	$5.686	$8.091	593
	2010	$8.091	$8.778	593
	2011	$8.778	$8.813	593
	2012	$8.813	$10.310	593
	2013	$10.310	$10.675	0
Invesco V.I. Income Builder Fund - Series I
	2007	$14.111	$14.334	0
	2008	$14.334	$10.400	0
	2009	10.400	12.813	0
	2010	12.813	14.173	0
	2011	14.173	15.099	0
Invesco V.I. Mid Cap Core Equity Fund - Series I
	2007	12.552	13.534	0
	2008	13.534	9.522	0
	2009	9.522	12.205	0
	2010	12.205	13.709	158
	2011	13.709	12.634	168
	2012	12.634	13.797	0
	2013	13.797	17.494	0
	2014	17.494	17.984	848
	2015	17.984	16.989	0
	2016	16.989	18.970	0

	FOR THE YEAR ENDING DECEMBER 31	ACCUMULATION UNIT VALUE AT BEGINNING OF PERIOD	ACCUMULATION UNIT VALUE AT END OF PERIOD	NUMBER OF UNITS OUTSTANDING AT END OF PERIOD
Invesco V.I. Mid Cap Growth Fund - Series II
	2007	$12.573	$14.552	0
	2008	$14.552	$7.615	0
	2009	$7.615	$11.722	0
	2010	$11.722	$14.685	161
	2011	$14.685	$13.102	155
	2012	$13.102	$14.396	0
	2013	$14.396	$19.357	0
	2014	$19.357	$20.519	0
	2015	$20.519	$20.408	0
	2016	$20.408	$20.204	0
Invesco V.I. S&P 500 Index Fund - Series I
	2007	$9.746	$10.095	0
	2008	$10.095	$6.253	0
	2009	$6.253	$7.776	0
	2010	$7.776	$8.793	0
	2011	$8.793	$8.815	0
	2012	$8.815	$10.036	0
	2013	$10.036	$13.031	0
	2014	$13.031	$14.535	0
	2015	$14.535	$14.454	0
	2016	$14.454	$15.858	0
Morgan Stanley VIS - Global Infrastructure Portfolio - Class X
	2007	$10.195	$12.076	0
	2008	$12.076	$7.931	0
	2009	$7.931	$9.311	0
	2010	$9.311	$9.800	0
	2011	$9.800	$11.197	0
	2012	$11.197	$13.080	0
	2013	$13.080	$15.181	0
	2014	$15.181	$16.066	0
Morgan Stanley VIS Aggressive Equity Portfolio - Class X
	2007	$8.755	$10.311	0
	2008	$10.311	$5.190	0
	2009	$5.190	$8.657	0
	2010	$8.657	$10.740	0
	2011	$10.740	$9.797	0
	2012	$9.797	$10.785	0
	2013	$10.785	$11.458	0
Morgan Stanley VIS European Equity Portfolio - Class X
	2007	$12.512	$14.235	1,531
	2008	$14.235	$8.029	1,523
	2009	$8.029	$10.094	1,542
	2010	$10.094	$10.654	1,156
	2011	$10.654	$9.476	1,156
	2012	$9.476	$11.053	1,156
	2013	$11.053	$13.872	0
	2014	$13.872	$12.407	0
	2015	$12.407	$11.581	0
	2016	$11.581	$11.110	0
Morgan Stanley VIS Global Advantage Portfolio - Class X
	2007	9.339	10.762	954
	2008	10.762	5.950	0
	2009	5.950	5.687	0

	FOR THE YEAR ENDING DECEMBER 31	ACCUMULATION UNIT VALUE AT BEGINNING OF PERIOD	ACCUMULATION UNIT VALUE AT END OF PERIOD	NUMBER OF UNITS OUTSTANDING AT END OF PERIOD
Morgan Stanley VIS Income Plus Portfolio - Class X
	2007	$13.632	$14.220	0
	2008	$14.220	$12.748	0
	2009	$12.748	$15.381	0
	2010	$15.381	$16.545	0
	2011	$16.545	$17.102	0
	2012	$17.102	$19.205	0
	2013	$19.205	$19.098	0
	2014	$19.098	$20.262	0
	2015	$20.262	$19.528	0
	2016	$19.528	$20.584	0
Morgan Stanley VIS Limited Duration Portfolio - Class X
	2007	$11.226	$11.374	0
	2008	$11.374	$9.526	0
	2009	$9.526	$9.918	0
	2010	$9.918	$9.992	0
	2011	$9.992	$10.107	0
	2012	$10.107	$10.280	0
	2013	$10.280	$10.158	0
	2014	$10.158	$10.112	0
	2015	$10.112	$9.938	0
	2016	$9.938	$10.280	0
Morgan Stanley VIS Money Market Portfolio - Class X
	2007	$10.530	$10.875	505
	2008	$10.875	$10.967	505
	2009	$10.967	$10.798	505
	2010	$10.798	$10.630	505
	2011	$10.630	$10.465	505
	2012	$10.465	$10.301	505
	2013	$10.301	$10.141	505
	2014	$10.141	$9.983	505
	2015	$9.983	$9.827	3,631
	2016	$9.827	$9.777	0
Morgan Stanley VIS Multi Cap Growth Portfolio - Class X
	2007	$8.164	$9.606	4,303
	2008	$9.606	$4.952	4,172
	2009	$4.952	$8.351	4,156
	2010	$8.351	$10.502	3,661
	2011	$10.502	$9.640	3,640
	2012	$9.640	$10.663	3,421
	2013	$10.663	$15.823	1,610
	2014	$15.823	$16.464	1,610
	2015	$16.464	$17.600	1,610
	2016	$17.600	$16.735	448
Morgan Stanley VIS Strategist Portfolio - Class X
	2007	$12.239	$13.086	2,593
	2008	$13.086	$9.792	828
	2009	$9.792	$11.540	828
	2010	$11.540	$12.134	828
	2011	$12.134	$10.993	828
	2012	$10.993	$11.567	828
	2013	$11.567	$12.329	0

	FOR THE YEAR ENDING DECEMBER 31	ACCUMULATION UNIT VALUE AT BEGINNING OF PERIOD	ACCUMULATION UNIT VALUE AT END OF PERIOD	NUMBER OF UNITS OUTSTANDING AT END OF PERIOD
Putnam VT Growth and Income Fund - Class IB
	2007	$11.997	$11.094	0
	2008	$11.094	$6.694	0
	2009	$6.694	$8.554	0
	2010	$8.554	$9.631	0
	2011	$9.631	$9.040	0
	2012	$9.040	$10.601	0
	2013	$10.601	$14.157	0
	2014	$14.157	$15.431	0
	2015	$15.431	$14.046	0
	2016	$14.046	$15.902	0
Putnam VT Growth Opportunities Fund - Class IB
	2016	$10.000	$10.055	0
Putnam VT International Equity Fund - Class IB
	2007	$12.650	$13.493	0
	2008	$13.493	$7.444	0
	2009	$7.444	$9.132	0
	2010	$9.132	$9.890	0
	2011	$9.890	$8.087	0
	2012	$8.087	$9.704	0
	2013	$9.704	$12.233	0
	2014	$12.233	$11.225	0
	2015	$11.225	$11.065	0
	2016	$11.065	$10.625	0
Putnam VT Small Cap Value Fund - Class IB
	2007	$16.244	$13.954	150
	2008	$13.954	$8.329	187
	2009	$8.329	$10.783	184
	2010	$10.783	$13.372	178
	2011	$13.372	$12.541	174
	2012	$12.541	$14.502	432
	2013	$14.502	$19.929	0
	2014	$19.929	$20.290	0
	2015	$20.290	$19.126	0
	2016	$19.126	$24.003	0
Putnam VT Voyager Fund - Class IB
	2007	$6.670	$6.927	0
	2008	$6.927	$4.294	0
	2009	$4.294	$6.927	0
	2010	$6.927	$8.236	0
	2011	$8.236	$6.660	0
	2012	$6.660	$7.488	0
	2013	$7.488	$10.594	0
	2014	$10.594	$11.442	0
	2015	$11.442	$10.574	0
	2016	$10.574	$10.619	0

	FOR THE YEAR ENDING DECEMBER 31	ACCUMULATION UNIT VALUE AT BEGINNING OF PERIOD	ACCUMULATION UNIT VALUE AT END OF PERIOD	NUMBER OF UNITS OUTSTANDING AT END OF PERIOD
UIF Emerging Markets Equity Portfolio, Class I
	2007	$21.989	$30.397	745
	2008	$30.397	$12.978	0
	2009	$12.978	$21.697	0
	2010	$21.697	$25.420	0
	2011	$25.420	$20.464	0
	2012	$20.464	$24.161	0
	2013	$24.161	$23.538	0
	2014	$23.538	$22.129	0
	2015	$22.129	$19.453	0
	2016	$19.453	$20.439	0
UIF Global Infrastructure - Class I
	2014	$10.000	$17.278	0
	2015	$17.278	$14.667	0
	2016	$14.667	$16.642	0
UIF Global Strategist Portfolio, Class I
	2007	$12.490	$14.087	0
	2008	$14.087	$7.678	0
	2009	$7.678	$10.016	0
	2010	$10.016	$10.420	0
	2011	$10.420	$9.879	0
	2012	$9.879	$11.070	0
	2013	$11.070	$12.634	880
	2014	$12.634	$12.704	880
	2015	$12.704	$11.705	880
	2016	$11.705	$12.165	245
UIF Growth Portfolio, Class I
	2007	$7.756	$9.306	0
	2008	$9.306	$4.654	0
	2009	$4.654	$7.585	0
	2010	$7.585	$9.173	0
	2011	$9.173	$8.776	0
	2012	$8.776	$9.881	0
	2013	$9.881	$14.401	0
	2014	$14.401	$15.077	0
	2015	$15.077	$16.657	0
	2016	$16.657	$16.128	0
UIF Mid Cap Growth Portfolio, Class I
	2007	$15.209	$18.362	0
	2008	$18.362	$9.621	0
	2009	$9.621	$14.931	0
	2010	$14.931	$19.446	0
	2011	$19.446	$17.779	0
	2012	$17.779	$19.020	0
	2013	$19.020	$25.741	0
	2014	$25.741	$25.836	0
	2015	$25.836	$23.931	0
	2016	$23.931	$21.488	0

	FOR THE YEAR ENDING DECEMBER 31	ACCUMULATION UNIT VALUE AT BEGINNING OF PERIOD	ACCUMULATION UNIT VALUE AT END OF PERIOD	NUMBER OF UNITS OUTSTANDING AT END OF PERIOD
UIF U.S. Real Estate Portfolio, Class I
	2007	$32.296	$26.360	83
	2008	$26.360	$16.113	88
	2009	$16.113	$20.358	110
	2010	$20.358	$26.043	87
	2011	$26.043	$27.153	84
	2012	$27.153	$30.959	190
	2013	$30.959	$31.100	0
	2014	$31.100	$39.711	0
	2015	$39.711	$39.937	0
	2016	$39.937	$41.991	0
*The Accumulation Unit Values in this table reflect a mortality and expense risk charge of 1.48% and an administrative expense charge of 0.10%.

Morgan Stanley Variable Annuity II - SAI
ACCUMULATION UNIT VALUE AND NUMBER OF ACCUMULATION UNITS OUTSTANDING FOR EACH VARIABLE SUB-ACCOUNT* WITH THE PERFORMANCE BENEFIT COMBINATION OR THE DEATH BENEFIT COMBINATION OPTION
Mortality & Expense = 1.49

	FOR THE YEAR ENDING DECEMBER 31	ACCUMULATION UNIT VALUE AT BEGINNING OF PERIOD	ACCUMULATION UNIT VALUE AT END OF PERIOD	NUMBER OF UNITS OUTSTANDING AT END OF PERIOD
AB VPS Growth & Income Portfolio - Class B
	2007	$13.681	$14.119	326,168
	2008	$14.119	$8.241	245,356
	2009	$8.241	$9.761	223,542
	2010	$9.761	$10.837	168,992
	2011	$10.837	$11.314	142,471
	2012	$11.314	$13.055	128,308
	2013	$13.055	$17.295	106,310
	2014	$17.295	$18.603	88,889
	2015	$18.603	$18.571	81,446
	2016	$18.571	$20.302	72,927
AB VPS Growth Portfolio - Class B
	2007	$6.886	$7.635	130,882
	2008	$7.635	$4.313	98,306
	2009	$4.313	$5.641	75,351
	2010	$5.641	$6.373	63,639
	2011	$6.373	$6.334	55,562
	2012	$6.334	$7.080	53,083
	2013	$7.080	$9.318	45,260
	2014	$9.318	$10.360	40,276
	2015	$10.360	$11.096	37,430
	2016	$11.096	$11.015	26,486
AB VPS Large Cap Growth Portfolio - Class B
	2007	$6.216	$6.950	139,639
	2008	$6.950	$4.116	107,575
	2009	$4.116	$5.555	99,920
	2010	$5.555	$6.005	62,208
	2011	$6.005	$5.717	56,651
	2012	$5.717	$6.533	60,209
	2013	$6.533	$8.810	52,628
	2014	$8.810	$9.871	52,198
	2015	$9.871	$10.769	51,249
	2016	$10.769	$10.850	38,702
Fidelity VIP Government Money Market Portfolio - Initial Class
	2016	$10.000	$9.909	172,679
FTVIP Franklin High Income VIP Fund - Class 2
	2007	$11.707	$11.835	15,019
	2008	$11.835	$8.925	15,701
	2009	$8.925	$12.535	15,592
	2010	$12.535	$13.973	18,865
	2011	$13.973	$14.380	13,961
	2012	$14.380	$16.355	32,279
	2013	$16.355	$17.357	33,383
	2014	$17.357	$17.079	30,806
	2015	$17.079	$15.276	29,528
	2016	$15.276	$17.584	28,528

	FOR THE YEAR ENDING DECEMBER 31	ACCUMULATION UNIT VALUE AT BEGINNING OF PERIOD	ACCUMULATION UNIT VALUE AT END OF PERIOD	NUMBER OF UNITS OUTSTANDING AT END OF PERIOD
FTVIP Franklin Income VIP Fund - Class 2
	2007	$13.082	$13.358	201,496
	2008	$13.358	$9.248	177,967
	2009	$9.248	$12.342	163,528
	2010	$12.342	$13.687	150,025
	2011	$13.687	$13.793	140,506
	2012	$13.793	$15.292	139,861
	2013	$15.292	$17.150	130,929
	2014	$17.150	$17.658	117,670
	2015	$17.658	$16.153	81,291
	2016	$16.153	$18.129	68,143
FTVIP Franklin Mutual Shares VIP Fund - Class 2
	2007	$13.885	$14.141	191,828
	2008	$14.141	$8.753	160,979
	2009	$8.753	$10.859	130,152
	2010	$10.859	$11.884	99,776
	2011	$11.884	$11.575	68,233
	2012	$11.575	$13.014	66,316
	2013	$13.014	$16.429	58,097
	2014	$16.429	$17.322	49,492
	2015	$17.322	$16.207	38,962
	2016	$16.207	$18.513	32,949
FTVIP Franklin Small Cap Value VIP Fund - Class 2
	2007	$13.049	$12.537	58,784
	2008	$12.537	$8.265	53,530
	2009	$8.265	$10.506	46,025
	2010	$10.506	$13.259	39,403
	2011	$13.259	$12.559	38,356
	2012	$12.559	$14.634	34,071
	2013	$14.634	$19.622	26,578
	2014	$19.622	$19.423	23,619
	2015	$19.423	$17.704	20,590
	2016	$17.704	$22.686	16,664
FTVIP Templeton Foreign VIP Fund - Class 2
	2007	$14.931	$16.965	150,627
	2008	$16.965	$9.955	119,215
	2009	$9.955	$13.428	105,268
	2010	$13.428	$14.327	95,100
	2011	$14.327	$12.602	71,902
	2012	$12.602	$14.664	71,990
	2013	$14.664	$17.748	57,600
	2014	$17.748	$15.523	49,711
	2015	$15.523	$14.286	43,920
	2016	$14.286	$15.071	41,769
Invesco V.I. American Franchise Fund - Series I
	2007	$13.552	$15.599	385,270
	2008	$15.599	$7.832	320,077
	2009	$7.832	$12.801	287,580
	2010	$12.801	$15.099	236,919
	2011	$15.099	$13.944	206,610
	2012	$13.944	$15.608	204,577
	2013	$15.608	$21.527	182,993
	2014	$21.527	$22.976	152,180
	2015	$22.976	$23.745	134,044
	2016	$23.745	$23.902	108,603

	FOR THE YEAR ENDING DECEMBER 31	ACCUMULATION UNIT VALUE AT BEGINNING OF PERIOD	ACCUMULATION UNIT VALUE AT END OF PERIOD	NUMBER OF UNITS OUTSTANDING AT END OF PERIOD
Invesco V.I. American Value Fund - Series I
	2007	$14.244	$15.118	327,039
	2008	$15.118	$8.736	243,322
	2009	$8.736	$11.969	212,551
	2010	$11.969	$14.400	177,591
	2011	$14.400	$14.304	141,299
	2012	$14.304	$16.514	100,340
	2013	$16.514	$21.824	76,238
	2014	$21.824	$23.574	65,470
	2015	$23.574	$21.084	59,547
	2016	$21.084	$23.968	52,275
Invesco V.I. Capital Appreciation Fund - Series I
	2007	$7.005	$7.722	152,398
	2008	$7.722	$4.371	112,922
	2009	$4.371	$5.208	97,591
	2010	$5.208	$5.920	66,652
	2011	$5.920	$5.366	57,140
	2012	$5.366	$6.163	0
Invesco V.I. Comstock Fund - Series I
	2007	$14.149	$13.640	561,599
	2008	$13.640	$8.636	452,274
	2009	$8.636	$10.946	385,799
	2010	$10.946	$12.495	320,208
	2011	$12.495	$12.072	265,501
	2012	$12.072	$14.166	231,376
	2013	$14.166	$18.958	198,664
	2014	$18.958	$20.410	141,825
	2015	$20.410	$18.887	128,219
	2016	$18.887	$21.805	108,343
Invesco V.I. Core Equity Fund - Series I
	2007	$10.799	$11.489	55,426
	2008	$11.489	$7.901	46,332
	2009	$7.901	$9.977	43,323
	2010	$9.977	$10.758	34,350
	2011	$10.758	$10.582	27,716
	2012	$10.582	$11.860	24,540
	2013	$11.860	$15.088	22,450
	2014	$15.088	$16.059	19,504
	2015	$16.059	$14.894	16,953
	2016	$14.894	$16.164	16,178
Invesco V.I. Diversified Dividend Fund - Series I
	2007	$41.250	$42.310	391,679
	2008	$42.310	$26.504	320,829
	2009	$26.504	$32.426	279,580
	2010	$32.426	$35.261	236,479
	2011	$35.261	$34.776	212,415
	2012	$34.776	$40.636	178,754
	2013	$40.636	$52.408	147,872
	2014	$52.408	$58.198	120,119
	2015	$58.198	$58.463	104,731
	2016	$58.463	$66.068	94,999

	FOR THE YEAR ENDING DECEMBER 31	ACCUMULATION UNIT VALUE AT BEGINNING OF PERIOD	ACCUMULATION UNIT VALUE AT END OF PERIOD	NUMBER OF UNITS OUTSTANDING AT END OF PERIOD
Invesco V.I. Equity and Income Fund - Series I
	2011	$10.000	$17.441	48,105
	2012	$17.441	$19.324	49,393
	2013	$19.324	$23.809	45,667
	2014	$23.809	$25.550	46,460
	2015	$25.550	$24.570	48,634
	2016	$24.570	$27.841	43,235
Invesco V.I. Global Core Equity Fund - Series I
	2011	$10.000	$18.106	123,558
	2012	$18.106	$20.269	94,384
	2013	$20.269	$24.439	78,579
	2014	24.439	24.219	66,093
	2015	$24.219	$23.498	58,366
	2016	$23.498	$24.705	53,279
Invesco V.I. Global Dividend Growth Fund - Series I
	2007	$26.690	$28.112	207,958
	2008	$28.112	$16.341	175,964
	2009	$16.341	$18.728	163,394
	2010	$18.728	$20.657	138,525
	2011	$20.657	$22.310	0
Invesco V.I. High Yield Fund - Series I
	2013	$10.000	$20.278	49,573
	2014	$20.278	$20.303	38,222
	2015	$20.303	$19.350	36,295
	2016	$19.350	$21.181	31,975
Invesco V.I. High Yield Securities Fund - Series I
	2007	$13.724	$14.070	70,672
	2008	$14.070	$10.645	61,653
	2009	$10.645	$15.146	54,876
	2010	$15.146	$16.430	44,411
	2011	$16.430	$16.493	39,664
	2012	$16.493	$19.293	54,045
	2013	$19.293	$19.976	0
Invesco V.I. Income Builder Fund - Series I
	2007	$17.902	$18.182	103,964
	2008	$18.182	$13.191	83,388
	2009	$13.191	$16.250	79,245
	2010	$16.250	$17.972	60,699
	2011	$17.972	$19.147	0
Invesco V.I. Mid Cap Core Equity Fund - Series I
	2007	$12.549	$13.530	66,741
	2008	$13.530	$9.518	51,006
	2009	$9.518	$12.198	46,022
	2010	$12.198	$13.701	46,358
	2011	$13.701	$12.625	32,784
	2012	$12.625	$13.786	34,990
	2013	$13.786	$17.479	33,492
	2014	$17.479	$17.966	29,727
	2015	$17.966	$16.970	28,490
	2016	$16.970	$18.947	27,497

	FOR THE YEAR ENDING DECEMBER 31	ACCUMULATION UNIT VALUE AT BEGINNING OF PERIOD	ACCUMULATION UNIT VALUE AT END OF PERIOD	NUMBER OF UNITS OUTSTANDING AT END OF PERIOD
Invesco V.I. Mid Cap Growth Fund - Series II
	2007	$12.571	$14.549	25,323
	2008	$14.549	$7.613	21,176
	2009	$7.613	$11.717	16,149
	2010	$11.717	$14.678	15,559
	2011	$14.678	$13.094	14,267
	2012	$13.094	$14.385	15,582
	2013	$14.385	$19.341	14,605
	2014	$19.341	$20.500	12,308
	2015	$20.500	$20.387	12,483
	2016	$20.387	$20.181	13,715
Invesco V.I. S&P 500 Index Fund - Series I
	2007	12.399	12.840	668,100
	2008	12.840	7.953	530,507
	2009	7.953	9.889	495,886
	2010	9.889	11.181	385,547
	2011	11.181	11.208	331,470
	2012	11.208	12.759	302,333
	2013	12.759	16.565	260,498
	2014	16.565	18.475	262,105
	2015	18.475	18.371	226,249
	2016	18.371	20.153	223,550
Morgan Stanley VIS - Global Infrastructure Portfolio - Class X
	2007	$33.151	$39.261	140,655
	2008	$39.261	$25.784	118,365
	2009	$25.784	$30.265	102,064
	2010	$30.265	$31.851	87,565
	2011	$31.851	$36.388	72,178
	2012	$36.388	$42.506	60,310
	2013	$42.506	$49.328	51,045
	2014	$49.328	$52.203	0
Morgan Stanley VIS Aggressive Equity Portfolio - Class X
	2007	$13.279	$15.638	369,913
	2008	$15.638	$7.871	256,091
	2009	$7.871	$13.127	219,874
	2010	$13.127	$16.283	178,174
	2011	$16.283	$14.852	159,788
	2012	$14.852	$16.349	146,264
	2013	$16.349	$17.369	0
Morgan Stanley VIS European Equity Portfolio - Class X
	2007	$48.153	$54.780	139,659
	2008	$54.780	$30.892	112,440
	2009	$30.892	$38.835	90,105
	2010	$38.835	$40.985	74,921
	2011	$40.985	$36.450	65,264
	2012	$36.450	$42.513	55,322
	2013	$42.513	$53.351	48,841
	2014	$53.351	$47.712	41,757
	2015	$47.712	$44.529	37,401
	2016	$44.529	$42.714	32,636
Morgan Stanley VIS Global Advantage Portfolio - Class X
	2007	$10.170	$11.719	152,112
	2008	$11.719	$6.478	127,593
	2009	$6.478	$6.192	0

	FOR THE YEAR ENDING DECEMBER 31	ACCUMULATION UNIT VALUE AT BEGINNING OF PERIOD	ACCUMULATION UNIT VALUE AT END OF PERIOD	NUMBER OF UNITS OUTSTANDING AT END OF PERIOD
Morgan Stanley VIS Income Plus Portfolio - Class X
	2007	$25.497	$26.595	277,439
	2008	$26.595	$23.840	191,910
	2009	$23.840	$28.761	171,434
	2010	$28.761	$30.933	134,937
	2011	$30.933	$31.972	120,930
	2012	$31.972	$35.901	92,924
	2013	$35.901	$35.697	88,131
	2014	$35.697	$37.869	76,796
	2015	$37.869	$36.492	62,571
	2016	$36.492	$38.462	62,140
Morgan Stanley VIS Limited Duration Portfolio - Class X
	2007	11.640	11.793	294,491
	2008	11.793	9.877	215,876
	2009	9.877	10.281	215,041
	2010	10.281	10.357	184,811
	2011	10.357	10.475	158,566
	2012	10.475	10.653	110,909
	2013	10.653	10.526	94,799
	2014	10.526	10.477	91,363
	2015	10.477	10.296	80,344
	2016	10.296	10.649	75,380
Morgan Stanley VIS Money Market Portfolio - Class X
	2007	$14.363	$14.832	448,542
	2008	$14.832	$14.956	498,934
	2009	$14.956	$14.723	373,358
	2010	$14.723	$14.493	305,737
	2011	$14.493	$14.266	264,352
	2012	$14.266	$14.042	190,943
	2013	$14.042	$13.822	170,808
	2014	$13.822	$13.605	158,464
	2015	$13.605	$13.392	142,534
	2016	$13.392	$13.323	0
Morgan Stanley VIS Multi Cap Growth Portfolio - Class X
	2007	$58.138	$68.396	273,298
	2008	$68.396	$35.256	220,235
	2009	$35.256	$59.448	191,605
	2010	$59.448	$74.752	167,319
	2011	$74.752	$68.614	147,870
	2012	$68.614	$75.884	128,205
	2013	$75.884	$112.597	138,375
	2014	$112.597	$117.149	117,544
	2015	$117.149	$125.218	103,401
	2016	$125.218	$119.050	96,191
Morgan Stanley VIS Strategist Portfolio - Class X
	2007	$38.922	$41.612	338,512
	2008	$41.612	$31.133	277,545
	2009	$31.133	$36.690	243,950
	2010	$36.690	$38.573	228,830
	2011	$38.573	$34.943	179,250
	2012	$34.943	$36.765	159,111
	2013	$36.765	$39.185	0

	FOR THE YEAR ENDING DECEMBER 31	ACCUMULATION UNIT VALUE AT BEGINNING OF PERIOD	ACCUMULATION UNIT VALUE AT END OF PERIOD	NUMBER OF UNITS OUTSTANDING AT END OF PERIOD
Putnam VT Growth and Income Fund - Class IB
	2007	$12.832	$11.866	50,373
	2008	$11.866	$7.159	40,999
	2009	$7.159	$9.147	38,116
	2010	$9.147	$10.297	32,192
	2011	$10.297	$9.664	25,824
	2012	$9.664	$11.332	22,152
	2013	$11.332	$15.132	19,973
	2014	$15.132	$16.492	12,420
	2015	$16.492	$15.010	9,306
	2016	$15.010	$16.993	9,504
Putnam VT Growth Opportunities Fund - Class IB
	2016	$10.000	$10.055	21,725
Putnam VT International Equity Fund - Class IB
	2007	$11.531	$12.298	307,367
	2008	$12.298	$6.784	207,734
	2009	$6.784	$8.321	173,432
	2010	$8.321	$9.011	116,793
	2011	$9.011	$7.367	93,727
	2012	$7.367	$8.840	78,133
	2013	$8.840	$11.143	71,475
	2014	$11.143	$10.224	58,544
	2015	$10.224	$10.077	53,885
	2016	$10.077	$9.675	47,606
Putnam VT Small Cap Value Fund - Class IB
	2007	$16.236	$13.946	13,426
	2008	$13.946	$8.323	10,024
	2009	$8.323	$10.775	9,771
	2010	$10.775	$13.361	11,262
	2011	$13.361	$12.529	10,707
	2012	$12.529	$14.487	11,297
	2013	$14.487	$19.906	10,386
	2014	$19.906	$20.265	10,474
	2015	$20.265	$19.099	9,697
	2016	$19.099	$23.968	9,067
Putnam VT Voyager Fund - Class IB
	2007	$6.146	$6.382	75,994
	2008	$6.382	$3.955	65,674
	2009	$3.955	$6.380	62,414
	2010	$6.380	$7.586	54,690
	2011	$7.586	$6.134	50,815
	2012	$6.134	$6.895	46,416
	2013	$6.895	$9.754	40,935
	2014	$9.754	$10.534	26,253
	2015	$10.534	$9.734	25,181
	2016	$9.734	$9.775	0

	FOR THE YEAR ENDING DECEMBER 31	ACCUMULATION UNIT VALUE AT BEGINNING OF PERIOD	ACCUMULATION UNIT VALUE AT END OF PERIOD	NUMBER OF UNITS OUTSTANDING AT END OF PERIOD
UIF Emerging Markets Equity Portfolio, Class I
	2007	$21.398	$29.577	165,388
	2008	$29.577	$12.627	125,288
	2009	$12.627	$21.107	117,646
	2010	$21.107	$24.727	96,528
	2011	$24.727	$19.904	81,558
	2012	$19.904	$23.497	69,825
	2013	$23.497	$22.890	55,521
	2014	$22.890	$21.517	45,441
	2015	$21.517	$18.913	40,740
	2016	$18.913	$19.870	34,482
UIF Global Infrastructure - Class I
	2014	$10.000	$56.136	44,750
	2015	$56.136	$47.649	35,590
	2016	$47.649	$54.060	30,932
UIF Global Strategist Portfolio, Class I
	2007	$13.167	$14.849	170,861
	2008	$14.849	$8.092	157,355
	2009	$8.092	$10.556	135,158
	2010	$10.556	$10.980	113,963
	2011	$10.980	$10.409	95,389
	2012	$10.409	$11.663	81,110
	2013	$11.663	$13.310	511,388
	2014	$13.310	$13.382	437,201
	2015	$13.382	$12.328	362,111
	2016	$12.328	$12.811	332,052
UIF Growth Portfolio, Class I
	2007	$10.855	$13.023	244,103
	2008	$13.023	$6.513	206,714
	2009	$6.513	$10.612	166,356
	2010	$10.612	$12.833	126,520
	2011	$12.833	$12.277	107,042
	2012	$12.277	$13.820	90,652
	2013	$13.820	$20.142	71,184
	2014	$20.142	$21.085	61,717
	2015	$21.085	$23.292	90,850
	2016	$23.292	$22.551	94,379
UIF Mid Cap Growth Portfolio, Class I
	2007	$15.201	$18.351	100,264
	2008	$18.351	$9.615	86,308
	2009	$9.615	$14.919	78,926
	2010	$14.919	$19.430	56,735
	2011	$19.430	$17.762	49,554
	2012	$17.762	$19.000	33,106
	2013	$19.000	$25.711	27,462
	2014	$25.711	$25.803	22,143
	2015	$25.803	$23.898	21,253
	2016	$23.898	$21.457	18,526

	FOR THE YEAR ENDING DECEMBER 31	ACCUMULATION UNIT VALUE AT BEGINNING OF PERIOD	ACCUMULATION UNIT VALUE AT END OF PERIOD	NUMBER OF UNITS OUTSTANDING AT END OF PERIOD
UIF U.S. Real Estate Portfolio, Class I
	2007	$33.520	$27.357	80,278
	2008	$27.357	$16.721	62,592
	2009	$16.721	$21.123	51,313
	2010	$21.123	$27.020	42,151
	2011	$27.020	$28.169	27,928
	2012	$28.169	$32.114	27,134
	2013	$32.114	$32.256	24,397
	2014	$32.256	$41.184	18,982
	2015	$41.184	$41.414	16,597
	2016	$41.414	$43.540	13,363
*The Accumulation Unit Values in this table reflect a mortality and expense risk charge of 1.49% and an administrative expense charge of 0.10%.

Morgan Stanley Variable Annuity II - SAI
ACCUMULATION UNIT VALUE AND NUMBER OF ACCUMULATION UNITS OUTSTANDING FOR EACH VARIABLE SUB-ACCOUNT* WITH THE LONGEVITY REWARD RIDER, ENHANCED EARNINGS DEATH BENEFIT OPTION AND ENHANCED DEATH BENEFIT, THE PERFORMANCE INCOME BENEFIT, OR THE PERFORMANCE DEATH BENEFIT OPTION
Mortality & Expense = 1.51

	FOR THE YEAR ENDING DECEMBER 31	ACCUMULATION UNIT VALUE AT BEGINNING OF PERIOD	ACCUMULATION UNIT VALUE AT END OF PERIOD	NUMBER OF UNITS OUTSTANDING AT END OF PERIOD
AB VPS Growth & Income Portfolio - Class B
	2007	$13.172	$13.590	20,530
	2008	$13.590	$7.931	18,409
	2009	$7.931	$9.392	18,409
	2010	$9.392	$10.425	18,409
	2011	$10.425	$10.882	17,372
	2012	$10.882	$12.554	15,921
	2013	$12.554	$16.627	2,059
	2014	$16.627	$17.882	2,059
	2015	$17.882	$17.847	2,059
	2016	$17.847	$19.507	2,059
AB VPS Growth Portfolio - Class B
	2007	$8.396	$9.308	9,818
	2008	$9.308	$5.257	9,817
	2009	$5.257	$6.874	1,516
	2010	$6.874	$7.765	0
	2011	$7.765	$7.715	0
	2012	$7.715	$8.623	0
	2013	$8.623	$11.347	0
	2014	$11.347	$12.613	0
	2015	$12.613	$13.506	0
	2016	$13.506	$13.404	0
AB VPS Large Cap Growth Portfolio - Class B
	2007	$7.758	$8.673	1,535
	2008	$8.673	$5.136	1,533
	2009	$5.136	$6.929	1,531
	2010	$6.929	$7.489	523
	2011	$7.489	$7.128	522
	2012	$7.128	$8.145	521
	2013	$8.145	$10.980	521
	2014	$10.980	$12.300	520
	2015	$12.300	$13.418	520
	2016	$13.418	$13.515	519
Fidelity VIP Government Money Market Portfolio - Initial Class
	2016	$10.000	$9.908	811
FTVIP Franklin High Income VIP Fund - Class 2
	2007	$11.700	$11.825	0
	2008	$11.825	$8.916	0
	2009	$8.916	$12.519	226
	2010	$12.519	$13.953	226
	2011	$13.953	$14.357	0
	2012	$14.357	$16.325	0
	2013	$16.325	$17.322	0
	2014	$17.322	$17.041	0
	2015	$17.041	$15.239	0
	2016	$15.239	$17.538	0

	FOR THE YEAR ENDING DECEMBER 31	ACCUMULATION UNIT VALUE AT BEGINNING OF PERIOD	ACCUMULATION UNIT VALUE AT END OF PERIOD	NUMBER OF UNITS OUTSTANDING AT END OF PERIOD
FTVIP Franklin Income VIP Fund - Class 2
	2007	$13.075	$13.348	6,572
	2008	$13.348	$9.239	1,883
	2009	$9.239	$12.328	1,883
	2010	$12.328	$13.669	3,262
	2011	$13.669	$13.772	3,443
	2012	$13.772	$15.266	2,047
	2013	$15.266	$17.116	4,322
	2014	$17.116	$17.620	4,232
	2015	$17.620	$16.116	4,232
	2016	$16.116	$18.083	4,232
FTVIP Franklin Mutual Shares VIP Fund - Class 2
	2007	$13.877	$14.129	1,885
	2008	$14.129	$8.744	1,885
	2009	$8.744	$10.846	1,885
	2010	$10.846	$11.867	2,100
	2011	$11.867	$11.556	3,143
	2012	$11.556	$12.991	2,080
	2013	$12.991	$16.396	1,993
	2014	$16.396	$17.284	1,885
	2015	$17.284	$16.168	2,515
	2016	$16.168	$18.465	2,515
FTVIP Franklin Small Cap Value VIP Fund - Class 2
	2007	$13.045	$12.530	615
	2008	$12.530	$8.259	615
	2009	$8.259	$10.496	615
	2010	$10.496	$13.244	615
	2011	$13.244	$12.543	615
	2012	$12.543	$14.611	615
	2013	$14.611	$19.588	615
	2014	$19.588	$19.386	615
	2015	$19.386	$17.667	1,193
	2016	$17.667	$22.634	1,193
FTVIP Templeton Foreign VIP Fund - Class 2
	2007	$14.922	$16.952	3,595
	2008	$16.952	$9.945	3,486
	2009	$9.945	$13.412	0
	2010	$13.412	$14.307	0
	2011	$14.307	$12.582	0
	2012	$12.582	$14.638	0
	2013	$14.638	$17.713	0
	2014	$17.713	$15.489	0
	2015	$15.489	$14.252	0
	2016	$14.252	$15.032	0
Invesco V.I. American Franchise Fund - Series I
	2007	$6.251	$7.194	1,756
	2008	$7.194	$3.611	1,617
	2009	$3.611	$5.901	1,457
	2010	$5.901	$6.960	612
	2011	$6.960	$6.426	0
	2012	$6.426	$7.191	279
	2013	$7.191	$9.916	278
	2014	$9.916	$10.582	277
	2015	$10.582	$10.934	276
	2016	$10.934	$11.004	258

	FOR THE YEAR ENDING DECEMBER 31	ACCUMULATION UNIT VALUE AT BEGINNING OF PERIOD	ACCUMULATION UNIT VALUE AT END OF PERIOD	NUMBER OF UNITS OUTSTANDING AT END OF PERIOD
Invesco V.I. American Value Fund - Series I
	2007	$14.357	$15.235	2,123
	2008	$15.235	$8.802	2,156
	2009	$8.802	$12.057	2,142
	2010	$12.057	$14.503	2,124
	2011	$14.503	$14.404	2,120
	2012	$14.404	$16.626	2,109
	2013	$16.626	$21.967	2,092
	2014	$21.967	$23.723	2,086
	2015	$23.723	$21.214	2,096
	2016	$21.214	$24.110	2,088
Invesco V.I. Capital Appreciation Fund - Series I
	2007	$8.330	$9.181	1,300
	2008	$9.181	$5.195	303
	2009	$5.195	$6.190	301
	2010	$6.190	$7.035	300
	2011	$7.035	$6.375	298
	2012	$6.375	$7.322	0
Invesco V.I. Comstock Fund - Series I
	2007	$14.136	$13.625	15,965
	2008	$13.625	$8.624	11,473
	2009	$8.624	$10.929	5,898
	2010	$10.929	$12.473	5,898
	2011	$12.473	$12.048	5,223
	2012	$12.048	$14.136	5,223
	2013	$14.136	$18.914	5,223
	2014	$18.914	$20.359	5,216
	2015	$20.359	$18.835	5,216
	2016	$18.835	$21.741	5,216
Invesco V.I. Core Equity Fund - Series I
	2007	$10.798	$11.485	306
	2008	$11.485	$7.897	0
	2009	$7.897	$9.970	0
	2010	$9.970	$10.748	0
	2011	$10.748	$10.570	0
	2012	$10.570	$11.845	0
	2013	$11.845	$15.065	0
	2014	$15.065	$16.032	0
	2015	$16.032	$14.865	0
	2016	$14.865	$16.130	0
Invesco V.I. Diversified Dividend Fund - Series I
	2007	$12.126	$12.443	70,238
	2008	$12.443	$7.741	64,292
	2009	$7.741	$9.469	63,471
	2010	$9.469	$10.295	62,233
	2011	$10.295	$10.151	59,867
	2012	$10.151	$11.859	57,377
	2013	$11.859	$15.292	42,522
	2014	$15.292	$16.978	31,582
	2015	$16.978	$17.052	32,643
	2016	$17.052	$19.266	31,111

	FOR THE YEAR ENDING DECEMBER 31	ACCUMULATION UNIT VALUE AT BEGINNING OF PERIOD	ACCUMULATION UNIT VALUE AT END OF PERIOD	NUMBER OF UNITS OUTSTANDING AT END OF PERIOD
Invesco V.I. Equity and Income Fund - Series I
	2011	$10.000	$14.055	0
	2012	$14.055	$15.570	0
	2013	$15.570	$19.179	0
	2014	$19.179	$20.578	0
	2015	$20.578	$19.785	0
	2016	$19.785	$22.415	0
Invesco V.I. Global Core Equity Fund - Series I
	2011	$10.000	$10.250	11,035
	2012	$10.250	$11.473	10,659
	2013	$11.473	$13.830	9,239
	2014	$13.830	$13.703	7,751
	2015	$13.703	$13.292	7,479
	2016	$13.292	$13.972	7,401
Invesco V.I. Global Dividend Growth Fund - Series I
	2007	$15.125	$15.927	12,919
	2008	$15.927	$9.257	12,306
	2009	$9.257	$10.606	12,050
	2010	$10.606	$11.697	12,015
	2011	$11.697	$12.632	0
Invesco V.I. High Yield Fund - Series I
	2013	$10.000	$12.323	1,434
	2014	$12.323	$12.335	1,432
	2015	$12.335	$11.754	1,429
	2016	$11.754	$12.864	1,427
Invesco V.I. High Yield Securities Fund - Series I
	2007	$8.352	$8.560	2,232
	2008	$8.560	$6.475	1,614
	2009	$6.475	$9.211	1,510
	2010	$9.211	$9.990	1,506
	2011	$9.990	$10.027	1,503
	2012	$10.027	$11.727	1,437
	2013	$11.727	$12.141	0
Invesco V.I. Income Builder Fund - Series I
	2007	$14.441	$14.665	0
	2008	$14.665	$10.637	0
	2009	10.637	13.101	0
	2010	13.101	14.486	179
	2011	14.486	15.432	0
Invesco V.I. Mid Cap Core Equity Fund - Series I
	2007	12.542	13.519	816
	2008	13.519	9.509	816
	2009	9.509	12.184	816
	2010	12.184	13.681	816
	2011	13.681	12.604	816
	2012	12.604	13.761	816
	2013	13.761	17.444	816
	2014	17.444	17.926	816
	2015	17.926	16.929	816
	2016	16.929	18.898	816

	FOR THE YEAR ENDING DECEMBER 31	ACCUMULATION UNIT VALUE AT BEGINNING OF PERIOD	ACCUMULATION UNIT VALUE AT END OF PERIOD	NUMBER OF UNITS OUTSTANDING AT END OF PERIOD
Invesco V.I. Mid Cap Growth Fund - Series II
	2007	$12.563	$14.536	121
	2008	$14.536	$7.605	0
	2009	$7.605	$11.702	0
	2010	$11.702	$14.656	0
	2011	$14.656	$13.072	0
	2012	$13.072	$14.358	0
	2013	$14.358	$19.301	0
	2014	$19.301	$20.453	0
	2015	$20.453	$20.336	0
	2016	$20.336	$20.127	0
Invesco V.I. S&P 500 Index Fund - Series I
	2007	$10.538	$10.911	4,484
	2008	$10.911	$6.757	4,483
	2009	$6.757	$8.400	4,482
	2010	$8.400	$9.495	3,697
	2011	$9.495	$9.517	3,697
	2012	$9.517	$10.831	3,697
	2013	$10.831	$14.059	3,697
	2014	$14.059	$15.677	3,697
	2015	$15.677	$15.585	3,697
	2016	$15.585	$17.094	3,697
Morgan Stanley VIS - Global Infrastructure Portfolio - Class X
	2007	$10.295	$12.190	24,220
	2008	$12.190	$8.004	23,134
	2009	$8.004	$9.393	22,963
	2010	$9.393	$9.883	21,742
	2011	$9.883	$11.289	20,218
	2012	$11.289	$13.184	19,545
	2013	$13.184	$15.297	18,965
	2014	$15.297	$16.188	0
Morgan Stanley VIS Aggressive Equity Portfolio - Class X
	2007	$9.610	$11.315	0
	2008	$11.315	$5.694	0
	2009	$5.694	$9.495	0
	2010	$9.495	$11.775	0
	2011	$11.775	$10.738	0
	2012	$10.738	$11.818	0
	2013	$11.818	$12.554	0
Morgan Stanley VIS European Equity Portfolio - Class X
	2007	$12.650	$14.398	36,497
	2008	$14.398	$8.063	35,963
	2009	$8.063	$10.135	31,747
	2010	$10.135	$10.693	30,564
	2011	$10.693	$9.508	28,063
	2012	$9.508	$11.088	26,005
	2013	$11.088	$13.911	18,969
	2014	$13.911	$12.438	5,601
	2015	$12.438	$11.607	5,600
	2016	$11.607	$11.131	3,967
Morgan Stanley VIS Global Advantage Portfolio - Class X
	2007	10.163	11.709	0
	2008	11.709	6.471	0
	2009	6.471	6.185	0

	FOR THE YEAR ENDING DECEMBER 31	ACCUMULATION UNIT VALUE AT BEGINNING OF PERIOD	ACCUMULATION UNIT VALUE AT END OF PERIOD	NUMBER OF UNITS OUTSTANDING AT END OF PERIOD
Morgan Stanley VIS Income Plus Portfolio - Class X
	2007	$13.105	$13.666	2,486
	2008	$13.666	$12.248	1,223
	2009	$12.248	$14.774	1,233
	2010	$14.774	$15.886	938
	2011	$15.886	$16.416	1,295
	2012	$16.416	$18.430	1,171
	2013	$18.430	$18.322	760
	2014	$18.322	$19.433	625
	2015	$19.433	$18.722	625
	2016	$18.722	$19.729	624
Morgan Stanley VIS Limited Duration Portfolio - Class X
	2007	$11.113	$11.257	3,703
	2008	$11.257	$9.425	77
	2009	$9.425	$9.809	97
	2010	$9.809	$9.880	350
	2011	$9.880	$9.990	931
	2012	$9.990	$10.158	519
	2013	$10.158	$10.035	359
	2014	$10.035	$9.987	144
	2015	$9.987	$9.812	143
	2016	$9.812	$10.147	143
Morgan Stanley VIS Money Market Portfolio - Class X
	2007	$10.456	$10.796	9,644
	2008	$10.796	$10.883	18,207
	2009	$10.883	$10.712	6,580
	2010	$10.712	$10.542	6,581
	2011	$10.542	$10.375	6,565
	2012	$10.375	$10.210	6,540
	2013	$10.210	$10.048	11,061
	2014	$10.048	$9.889	10,971
	2015	$9.889	$9.732	832
	2016	$9.732	$9.681	0
Morgan Stanley VIS Multi Cap Growth Portfolio - Class X
	2007	$8.956	$10.541	96,697
	2008	$10.541	$5.396	85,662
	2009	$5.396	$9.097	84,283
	2010	$9.097	$11.437	82,229
	2011	$11.437	$10.496	76,575
	2012	$10.496	$11.605	72,917
	2013	$11.605	$17.217	47,060
	2014	$17.217	$17.909	34,347
	2015	$17.909	$19.139	33,965
	2016	$19.139	$18.192	33,798
Morgan Stanley VIS Strategist Portfolio - Class X
	2007	$12.849	$13.734	37,079
	2008	$13.734	$10.273	24,521
	2009	$10.273	$12.105	23,460
	2010	$12.105	$12.723	22,604
	2011	$12.723	$11.523	20,074
	2012	$11.523	$12.122	19,827
	2013	$12.122	$12.919	0

	FOR THE YEAR ENDING DECEMBER 31	ACCUMULATION UNIT VALUE AT BEGINNING OF PERIOD	ACCUMULATION UNIT VALUE AT END OF PERIOD	NUMBER OF UNITS OUTSTANDING AT END OF PERIOD
Putnam VT Growth and Income Fund - Class IB
	2007	$12.154	$11.236	0
	2008	$11.236	$6.778	0
	2009	$6.778	$8.658	0
	2010	$8.658	$9.745	0
	2011	$9.745	$9.145	0
	2012	$9.145	$10.720	0
	2013	$10.720	$14.313	0
	2014	$14.313	$15.596	0
	2015	$15.596	$14.191	0
	2016	$14.191	$16.063	0
Putnam VT Growth Opportunities Fund - Class IB
	2016	$10.000	$10.055	733
Putnam VT International Equity Fund - Class IB
	2007	$13.101	$13.969	3,569
	2008	$13.969	$7.704	2,759
	2009	$7.704	$9.449	2,759
	2010	$9.449	$10.230	2,759
	2011	$10.230	$8.362	2,759
	2012	$8.362	$10.032	2,649
	2013	$10.032	$12.643	2,555
	2014	$12.643	$11.597	2,518
	2015	$11.597	$11.428	2,368
	2016	$11.428	$10.970	2,368
Putnam VT Small Cap Value Fund - Class IB
	2007	$16.221	$13.930	2,094
	2008	$13.930	$8.312	2,094
	2009	$8.312	$10.758	2,094
	2010	$10.758	$13.337	2,094
	2011	$13.337	$12.504	2,094
	2012	$12.504	$14.456	2,094
	2013	$14.456	$19.860	2,094
	2014	$19.860	$20.213	2,094
	2015	$20.213	$19.047	2,094
	2016	$19.047	$23.897	2,094
Putnam VT Voyager Fund - Class IB
	2007	$7.489	$7.775	12,736
	2008	$7.775	$4.818	12,736
	2009	$4.818	$7.770	12,736
	2010	$7.770	$9.236	12,736
	2011	$9.236	$7.467	11,979
	2012	$7.467	$8.393	10,867
	2013	$8.393	$11.870	706
	2014	$11.870	$12.816	688
	2015	$12.816	$11.840	616
	2016	$11.840	$11.888	0

	FOR THE YEAR ENDING DECEMBER 31	ACCUMULATION UNIT VALUE AT BEGINNING OF PERIOD	ACCUMULATION UNIT VALUE AT END OF PERIOD	NUMBER OF UNITS OUTSTANDING AT END OF PERIOD
UIF Emerging Markets Equity Portfolio, Class I
	2007	$24.955	$34.487	1,080
	2008	$34.487	$14.719	1,080
	2009	$14.719	$24.601	1,080
	2010	$24.601	$28.814	1,517
	2011	$28.814	$23.189	1,517
	2012	$23.189	$27.370	1,517
	2013	$27.370	$26.657	1,517
	2014	$26.657	$25.053	1,080
	2015	$25.053	$22.017	1,080
	2016	$22.017	$23.127	1,080
UIF Global Infrastructure - Class I
	2014	$10.000	$17.405	13,607
	2015	$17.405	$14.771	13,217
	2016	$14.771	$16.755	11,180
UIF Global Strategist Portfolio, Class I
	2007	$12.924	$14.572	7,102
	2008	$14.572	$7.940	6,085
	2009	$7.940	$10.355	1,857
	2010	$10.355	$10.769	1,877
	2011	$10.769	$10.207	1,882
	2012	$10.207	$11.434	1,883
	2013	$11.434	$13.046	19,812
	2014	$13.046	$13.114	19,047
	2015	$13.114	$12.079	18,974
	2016	$12.079	$12.550	18,884
UIF Growth Portfolio, Class I
	2007	$8.863	$10.631	2,067
	2008	$10.631	$5.315	2,067
	2009	$5.315	$8.659	2,721
	2010	$8.659	$10.469	2,721
	2011	$10.469	$10.014	0
	2012	$10.014	$11.270	0
	2013	$11.270	$16.422	0
	2014	$16.422	$17.187	0
	2015	$17.187	$18.983	0
	2016	$18.983	$18.375	0
UIF Mid Cap Growth Portfolio, Class I
	2007	$15.187	$18.331	3,397
	2008	$18.331	$9.602	3,397
	2009	$9.602	$14.896	2,108
	2010	$14.896	$19.396	2,108
	2011	$19.396	$17.727	2,108
	2012	$17.727	$18.960	2,108
	2013	$18.960	$25.651	2,108
	2014	$25.651	$25.738	2,108
	2015	$25.738	$23.833	2,108
	2016	$23.833	$21.394	2,108

	FOR THE YEAR ENDING DECEMBER 31	ACCUMULATION UNIT VALUE AT BEGINNING OF PERIOD	ACCUMULATION UNIT VALUE AT END OF PERIOD	NUMBER OF UNITS OUTSTANDING AT END OF PERIOD
UIF U.S. Real Estate Portfolio, Class I
	2007	$30.064	$24.531	169
	2008	$24.531	$14.991	169
	2009	$14.991	$18.934	314
	2010	$18.934	$24.214	314
	2011	$24.214	$25.239	169
	2012	$25.239	$28.768	169
	2013	$28.768	$28.889	169
	2014	$28.889	$36.878	169
	2015	$36.878	$37.077	455
	2016	$37.077	$38.972	455
* The Accumulation Unit Values in this table reflect a mortality and expense risk charge of 1.51% and an administrative expense charge of 0.10%.

Morgan Stanley Variable Annuity II - SAI
ACCUMULATION UNIT VALUE AND NUMBER OF ACCUMULATION UNITS OUTSTANDING FOR EACH VARIABLE SUB-ACCOUNT* WITH INCOME BENEFIT COMBINATION OPTION 2
Mortality & Expense = 1.55

	FOR THE YEAR ENDING DECEMBER 31	ACCUMULATION UNIT VALUE AT BEGINNING OF PERIOD	ACCUMULATION UNIT VALUE AT END OF PERIOD	NUMBER OF UNITS OUTSTANDING AT END OF PERIOD
AB VPS Growth & Income Portfolio - Class B
	2007	$12.611	$13.006	855
	2008	$13.006	$7.587	962
	2009	$7.587	$8.981	535
	2010	$8.981	$9.965	535
	2011	$9.965	$10.397	0
	2012	$10.397	$11.991	0
	2013	$11.991	$15.874	0
	2014	$15.874	$17.065	0
	2015	$17.065	$17.025	0
	2016	$17.025	$18.602	0
AB VPS Growth Portfolio - Class B
	2007	$7.475	$8.283	0
	2008	$8.283	$4.677	0
	2009	$4.677	$6.112	0
	2010	$6.112	$6.902	0
	2011	$6.902	$6.855	0
	2012	$6.855	$7.658	0
	2013	$7.658	$10.073	0
	2014	$10.073	$11.193	0
	2015	$11.193	$11.981	0
	2016	$11.981	$11.885	0
AB VPS Large Cap Growth Portfolio - Class B
	2007	$6.973	$7.791	0
	2008	$7.791	$4.612	0
	2009	$4.612	$6.220	0
	2010	$6.220	$6.720	0
	2011	$6.720	$6.393	0
	2012	$6.393	$7.303	0
	2013	$7.303	$9.841	0
	2014	$9.841	$11.019	0
	2015	$11.019	$12.016	0
	2016	$12.016	$12.098	0
Fidelity VIP Government Money Market Portfolio - Initial Class
	2016	$10.000	$9.905	72
FTVIP Franklin High Income VIP Fund - Class 2
	2007	$11.687	$11.807	0
	2008	$11.807	$8.899	0
	2009	$8.899	$12.491	0
	2010	$12.491	$13.915	0
	2011	$13.915	$14.312	0
	2012	$14.312	$16.268	0
	2013	$16.268	$17.255	0
	2014	$17.255	$16.968	0
	2015	$16.968	$15.168	0
	2016	$15.168	$17.449	0

	FOR THE YEAR ENDING DECEMBER 31	ACCUMULATION UNIT VALUE AT BEGINNING OF PERIOD	ACCUMULATION UNIT VALUE AT END OF PERIOD	NUMBER OF UNITS OUTSTANDING AT END OF PERIOD
FTVIP Franklin Income VIP Fund - Class 2
	2007	$13.061	$13.329	0
	2008	$13.329	$9.222	0
	2009	$9.222	$12.301	0
	2010	$12.301	$13.633	0
	2011	$13.633	$13.730	0
	2012	$13.730	$15.213	0
	2013	$15.213	$17.051	0
	2014	$17.051	$17.546	0
	2015	$17.546	$16.041	0
	2016	$16.041	$17.992	0
FTVIP Franklin Mutual Shares VIP Fund - Class 2
	2007	$13.863	$14.110	69
	2008	$14.110	$8.728	46
	2009	$8.728	$10.822	17
	2010	$10.822	$11.837	0
	2011	$11.837	$11.522	0
	2012	$11.522	$12.947	0
	2013	$12.947	$16.334	0
	2014	$16.334	$17.211	0
	2015	$17.211	$16.094	0
	2016	$16.094	$18.374	0
FTVIP Franklin Small Cap Value VIP Fund - Class 2
	2007	$13.036	$12.517	0
	2008	$12.517	$8.247	0
	2009	$8.247	$10.477	0
	2010	$10.477	$13.214	0
	2011	$13.214	$12.509	0
	2012	$12.509	$14.566	0
	2013	$14.566	$19.520	0
	2014	$19.520	$19.311	0
	2015	$19.311	$17.591	0
	2016	$17.591	$22.528	0
FTVIP Templeton Foreign VIP Fund - Class 2
	2007	$14.906	$16.927	0
	2008	$16.927	$9.927	0
	2009	$9.927	$13.381	0
	2010	$13.381	$14.269	0
	2011	$14.269	$12.543	0
	2012	$12.543	$14.587	0
	2013	$14.587	$17.644	0
	2014	$17.644	$15.423	0
	2015	$15.423	$14.186	0
	2016	$14.186	$14.955	0
Invesco V.I. American Franchise Fund - Series I
	2007	$5.142	$5.916	1,822
	2008	$5.916	$2.968	357
	2009	$2.968	$4.849	0
	2010	$4.849	$5.716	0
	2011	$5.716	$5.275	0
	2012	$5.275	$5.901	2,094
	2013	$5.901	$8.134	2,093
	2014	$8.134	$8.676	2,093
	2015	$8.676	$8.962	2,092
	2016	$8.962	$9.015	2,092

	FOR THE YEAR ENDING DECEMBER 31	ACCUMULATION UNIT VALUE AT BEGINNING OF PERIOD	ACCUMULATION UNIT VALUE AT END OF PERIOD	NUMBER OF UNITS OUTSTANDING AT END OF PERIOD
Invesco V.I. American Value Fund - Series I
	2007	$13.649	$14.477	1,999
	2008	$14.477	$8.360	759
	2009	$8.360	$11.448	587
	2010	$11.448	$13.765	587
	2011	$13.765	$13.665	0
	2012	$13.665	$15.767	0
	2013	$15.767	$20.824	0
	2014	$20.824	$22.480	0
	2015	$22.480	$20.094	0
	2016	$20.094	$22.828	0
Invesco V.I. Capital Appreciation Fund - Series I
	2007	$6.918	$7.621	2,300
	2008	$7.621	$4.311	2,361
	2009	$4.311	$5.134	2,115
	2010	$5.134	$5.832	2,114
	2011	$5.832	$5.283	2,113
	2012	$5.283	$6.067	0
Invesco V.I. Comstock Fund - Series I
	2007	$14.109	$13.594	6,475
	2008	$13.594	$8.601	5,117
	2009	$8.601	$10.896	5,109
	2010	$10.896	$12.430	5,104
	2011	$12.430	$12.002	5,100
	2012	$12.002	$14.075	5,096
	2013	$14.075	$18.826	4,700
	2014	$18.826	$20.256	4,698
	2015	$20.256	$18.732	4,697
	2016	$18.732	$21.614	4,696
Invesco V.I. Core Equity Fund - Series I
	2007	$10.795	$11.477	0
	2008	$11.477	$7.888	0
	2009	$7.888	$9.955	0
	2010	$9.955	$10.728	0
	2011	$10.728	$10.546	0
	2012	$10.546	$11.813	0
	2013	$11.813	$15.018	0
	2014	$15.018	$15.976	0
	2015	$15.976	$14.808	0
	2016	$14.808	$16.061	0
Invesco V.I. Diversified Dividend Fund - Series I
	2007	$11.941	$12.240	4,055
	2008	$12.240	$7.663	2,484
	2009	$7.663	$9.370	2,482
	2010	$9.370	$10.183	2,481
	2011	$10.183	$10.037	2,479
	2012	$10.037	$11.721	1,018
	2013	$11.721	$15.107	1,017
	2014	$15.107	$16.766	0
	2015	$16.766	$16.832	0
	2016	$16.832	$19.010	0

	FOR THE YEAR ENDING DECEMBER 31	ACCUMULATION UNIT VALUE AT BEGINNING OF PERIOD	ACCUMULATION UNIT VALUE AT END OF PERIOD	NUMBER OF UNITS OUTSTANDING AT END OF PERIOD
Invesco V.I. Equity and Income Fund - Series I
	2011	$10.000	$13.648	374
	2012	$13.648	$15.112	374
	2013	$15.112	$18.609	374
	2014	$18.609	$19.958	374
	2015	$19.958	$19.181	373
	2016	$19.181	$21.722	373
Invesco V.I. Global Core Equity Fund - Series I
	2011	$10.000	$10.169	0
	2012	$10.169	$11.377	0
	2013	$11.377	$13.710	0
	2014	$13.710	$13.578	0
	2015	$13.578	$13.166	0
	2016	$13.166	$13.834	0
Invesco V.I. Global Dividend Growth Fund - Series I
	2007	$15.036	$15.827	1,036
	2008	$15.827	$9.195	0
	2009	$9.195	$10.531	0
	2010	$10.531	$11.609	0
	2011	$11.609	$12.536	0
Invesco V.I. High Yield Fund - Series I
	2013	$10.000	$10.738	0
	2014	$10.738	$10.745	0
	2015	$10.745	$10.234	0
	2016	$10.234	$11.196	0
Invesco V.I. High Yield Securities Fund - Series I
	2007	$7.298	$7.477	247
	2008	$7.477	$5.654	256
	2009	$5.654	$8.040	0
	2010	$8.040	$8.716	0
	2011	$8.716	$8.744	0
	2012	$8.744	$10.223	0
	2013	$10.223	$10.583	0
Invesco V.I. Income Builder Fund - Series I
	2007	$14.051	$14.263	375
	2008	$14.263	$10.341	375
	2009	$10.341	$12.731	374
	2010	$12.731	$14.072	374
	2011	$14.072	$14.989	0
Invesco V.I. Mid Cap Core Equity Fund - Series I
	2007	$12.528	$13.499	0
	2008	$13.499	$9.491	0
	2009	$9.491	$12.156	0
	2010	$12.156	$13.645	0
	2011	$13.645	$12.566	0
	2012	$12.566	$13.714	0
	2013	$13.714	$17.376	0
	2014	$17.376	$17.850	0
	2015	$17.850	$16.850	0
	2016	$16.850	$18.802	0

	FOR THE YEAR ENDING DECEMBER 31	ACCUMULATION UNIT VALUE AT BEGINNING OF PERIOD	ACCUMULATION UNIT VALUE AT END OF PERIOD	NUMBER OF UNITS OUTSTANDING AT END OF PERIOD
Invesco V.I. Mid Cap Growth Fund - Series II
	2007	$12.549	$14.515	0
	2008	$14.515	$7.590	0
	2009	$7.590	$11.675	0
	2010	$11.675	$14.616	0
	2011	$14.616	$13.032	0
	2012	$13.032	$14.308	0
	2013	$14.308	$19.226	0
	2014	$19.226	$20.366	0
	2015	$20.366	$20.241	0
	2016	$20.241	$20.025	0
Invesco V.I. S&P 500 Index Fund - Series I
	2007	$9.705	$10.044	2,695
	2008	$10.044	$6.218	2,692
	2009	$6.218	$7.726	2,687
	2010	$7.726	$8.731	2,683
	2011	$8.731	$8.747	2,679
	2012	$8.747	$9.951	2,676
	2013	$9.951	$12.911	2,673
	2014	$12.911	$14.391	2,671
	2015	$14.391	$14.302	2,669
	2016	$14.302	$15.680	2,666
Morgan Stanley VIS - Global Infrastructure Portfolio - Class X
	2007	$10.152	$12.015	0
	2008	$12.015	$7.886	0
	2009	$7.886	$9.251	0
	2010	$9.251	$9.730	0
	2011	$9.730	$11.110	0
	2012	$11.110	$12.969	0
	2013	$12.969	$15.042	0
	2014	$15.042	$15.916	0
Morgan Stanley VIS Aggressive Equity Portfolio - Class X
	2007	$8.717	$10.259	2,973
	2008	$10.259	$5.161	2,249
	2009	$5.161	$8.602	2,248
	2010	$8.602	$10.664	2,247
	2011	$10.664	$9.720	2,246
	2012	$9.720	$10.694	2,245
	2013	$10.694	$11.359	0
Morgan Stanley VIS European Equity Portfolio - Class X
	2007	$12.458	$14.164	7,370
	2008	$14.164	$7.983	5,928
	2009	$7.983	$10.029	5,921
	2010	$10.029	$10.578	3,651
	2011	$10.578	$9.402	3,158
	2012	$9.402	$10.960	1,474
	2013	$10.960	$13.745	1,473
	2014	$13.745	$12.285	0
	2015	$12.285	$11.459	0
	2016	$11.459	$10.985	0
Morgan Stanley VIS Global Advantage Portfolio - Class X
	2007	$9.299	$10.708	0
	2008	$10.708	$5.916	0
	2009	$5.916	$5.653	0

	FOR THE YEAR ENDING DECEMBER 31	ACCUMULATION UNIT VALUE AT BEGINNING OF PERIOD	ACCUMULATION UNIT VALUE AT END OF PERIOD	NUMBER OF UNITS OUTSTANDING AT END OF PERIOD
Morgan Stanley VIS Income Plus Portfolio - Class X
	2007	$13.573	$14.149	5,328
	2008	$14.149	$12.676	5,273
	2009	$12.676	$15.283	5,000
	2010	$15.283	$16.428	4,999
	2011	$16.428	$16.969	4,665
	2012	$16.969	$19.043	4,664
	2013	$19.043	$18.923	4,663
	2014	$18.923	$20.063	4,662
	2015	$20.063	$19.322	4,661
	2016	$19.322	$20.352	4,661
Morgan Stanley VIS Limited Duration Portfolio - Class X
	2007	11.177	11.317	2,848
	2008	11.317	9.472	1,118
	2009	9.472	9.854	0
	2010	9.854	9.921	0
	2011	9.921	10.028	0
	2012	10.028	10.193	0
	2013	10.193	10.065	0
	2014	10.065	10.013	0
	2015	10.013	9.833	0
	2016	9.833	10.165	0
Morgan Stanley VIS Money Market Portfolio - Class X
	2007	$10.485	$10.821	719
	2008	$10.821	$10.905	2,980
	2009	$10.905	$10.729	79
	2010	$10.729	$10.554	78
	2011	$10.554	$10.383	77
	2012	$10.383	$10.214	77
	2013	$10.214	$10.048	76
	2014	$10.048	$9.884	76
	2015	$9.884	$9.724	75
	2016	$9.724	$9.671	0
Morgan Stanley VIS Multi Cap Growth Portfolio - Class X
	2007	$8.129	$9.558	14,220
	2008	$9.558	$4.924	9,206
	2009	$4.924	$8.297	9,196
	2010	$8.297	$10.427	9,189
	2011	$10.427	$9.565	8,318
	2012	$9.565	$10.572	6,386
	2013	$10.572	$15.678	8,640
	2014	$15.678	$16.302	8,636
	2015	$16.302	$17.414	8,632
	2016	$17.414	$16.547	8,629
Morgan Stanley VIS Strategist Portfolio - Class X
	2007	$12.186	$13.020	10,016
	2008	$13.020	$9.736	9,253
	2009	$9.736	$11.467	9,246
	2010	$11.467	$12.048	9,241
	2011	$12.048	$10.908	9,235
	2012	$10.908	$11.470	7,682
	2013	$11.470	$12.222	0

	FOR THE YEAR ENDING DECEMBER 31	ACCUMULATION UNIT VALUE AT BEGINNING OF PERIOD	ACCUMULATION UNIT VALUE AT END OF PERIOD	NUMBER OF UNITS OUTSTANDING AT END OF PERIOD
Putnam VT Growth and Income Fund - Class IB
	2007	$11.945	$11.039	0
	2008	$11.039	$6.656	0
	2009	$6.656	$8.499	0
	2010	$8.499	$9.562	0
	2011	$9.562	$8.970	0
	2012	$8.970	$10.511	0
	2013	$10.511	$14.027	0
	2014	$14.027	$15.279	0
	2015	$15.279	$13.897	0
	2016	$13.897	$15.724	0
Putnam VT Growth Opportunities Fund - Class IB
	2016	$10.000	$10.054	0
Putnam VT International Equity Fund - Class IB
	2007	$12.596	$13.425	788
	2008	$13.425	$7.401	941
	2009	$7.401	$9.073	366
	2010	$9.073	$9.820	366
	2011	$9.820	$8.024	0
	2012	$8.024	$9.622	0
	2013	$9.622	$12.121	0
	2014	$12.121	$11.115	0
	2015	$11.115	$10.948	0
	2016	$10.948	$10.505	0
Putnam VT Small Cap Value Fund - Class IB
	2007	$16.191	$13.899	93
	2008	$13.899	$8.290	0
	2009	$8.290	$10.725	0
	2010	$10.725	$13.291	0
	2011	$13.291	$12.456	0
	2012	$12.456	$14.394	0
	2013	$14.394	$19.767	0
	2014	$19.767	$20.111	0
	2015	$20.111	$18.944	0
	2016	$18.944	$23.758	0
Putnam VT Voyager Fund - Class IB
	2007	$6.641	$6.893	605
	2008	$6.893	$4.269	752
	2009	$4.269	$6.882	0
	2010	$6.882	$8.178	0
	2011	$8.178	$6.608	0
	2012	$6.608	$7.425	0
	2013	$7.425	$10.497	0
	2014	$10.497	$11.329	0
	2015	$11.329	$10.462	0
	2016	$10.462	$10.501	0

	FOR THE YEAR ENDING DECEMBER 31	ACCUMULATION UNIT VALUE AT BEGINNING OF PERIOD	ACCUMULATION UNIT VALUE AT END OF PERIOD	NUMBER OF UNITS OUTSTANDING AT END OF PERIOD
UIF Emerging Markets Equity Portfolio, Class I
	2007	$21.895	$30.246	638
	2008	$30.246	$12.904	0
	2009	$12.904	$21.558	0
	2010	$21.558	$25.240	0
	2011	$25.240	$20.304	0
	2012	$20.304	$23.956	0
	2013	$23.956	$23.323	0
	2014	$23.323	$21.911	0
	2015	$21.911	$19.248	0
	2016	$19.248	$20.210	0
UIF Global Infrastructure - Class I
	2014	$10.000	$17.108	0
	2015	$17.108	$14.513	0
	2016	$14.513	$16.455	0
UIF Global Strategist Portfolio, Class I
	2007	$12.436	$14.017	0
	2008	$14.017	$7.634	0
	2009	$7.634	$9.952	0
	2010	$9.952	$10.346	0
	2011	$10.346	$9.802	0
	2012	$9.802	$10.977	0
	2013	$10.977	$12.519	8,167
	2014	$12.519	$12.579	7,045
	2015	$12.579	$11.582	7,041
	2016	$11.582	$12.028	7,038
UIF Growth Portfolio, Class I
	2007	$7.723	$9.259	0
	2008	$9.259	$4.628	0
	2009	$4.628	$7.536	0
	2010	$7.536	$9.108	0
	2011	$9.108	$8.708	0
	2012	$8.708	$9.797	0
	2013	$9.797	$14.269	0
	2014	$14.269	$14.928	0
	2015	$14.928	$16.481	0
	2016	$16.481	$15.947	0
UIF Mid Cap Growth Portfolio, Class I
	2007	$15.159	$18.289	79
	2008	$18.289	$9.576	53
	2009	$9.576	$14.851	20
	2010	$14.851	$19.329	0
	2011	$19.329	$17.659	0
	2012	$17.659	$18.879	0
	2013	$18.879	$25.531	0
	2014	$25.531	$25.608	0
	2015	$25.608	$23.703	0
	2016	$23.703	$21.269	0

	FOR THE YEAR ENDING DECEMBER 31	ACCUMULATION UNIT VALUE AT BEGINNING OF PERIOD	ACCUMULATION UNIT VALUE AT END OF PERIOD	NUMBER OF UNITS OUTSTANDING AT END OF PERIOD
UIF U.S. Real Estate Portfolio, Class I
	2007	$32.157	$26.229	92
	2008	$26.229	$16.022	91
	2009	$16.022	$20.228	90
	2010	$20.228	$25.859	89
	2011	$25.859	$26.942	88
	2012	$26.942	$30.697	88
	2013	$30.697	$30.815	87
	2014	$30.815	$39.320	86
	2015	$39.320	$39.516	86
	2016	$39.516	$41.520	85
*The Accumulation Unit Values in this table reflect a mortality and expense risk charge of 1.55% and an administrative expense charge of 0.10%.

Morgan Stanley Variable Annuity II - SAI
ACCUMULATION UNIT VALUE AND NUMBER OF ACCUMULATION UNITS OUTSTANDING FOR EACH VARIABLE SUB-ACCOUNT* WITH THE ENHANCED EARNINGS DEATH BENEFIT OPTION AND THE ENHANCED DEATH BENEFIT, THE PERFORMANCE INCOME BENEFIT, OR THE PERFORMANCE DEATH BENFIT OPTION
Mortality & Expense = 1.58

	FOR THE YEAR ENDING DECEMBER 31	ACCUMULATION UNIT VALUE AT BEGINNING OF PERIOD	ACCUMULATION UNIT VALUE AT END OF PERIOD	NUMBER OF UNITS OUTSTANDING AT END OF PERIOD
AB VPS Growth & Income Portfolio - Class B
	2007	$13.116	$13.524	26,858
	2008	$13.524	$7.886	27,451
	2009	$7.886	$9.333	26,782
	2010	$9.333	$10.352	26,050
	2011	$10.352	$10.798	15,341
	2012	$10.798	$12.449	15,043
	2013	$12.449	$16.476	14,537
	2014	$16.476	$17.707	11,536
	2015	$17.707	$17.660	1,029
	2016	$17.660	$19.289	1,012
AB VPS Growth Portfolio - Class B
	2007	$8.361	$9.262	0
	2008	$9.262	$5.228	0
	2009	$5.228	$6.831	0
	2010	$6.831	$7.711	0
	2011	$7.711	$7.656	0
	2012	$7.656	$8.550	0
	2013	$8.550	$11.244	0
	2014	$11.244	$12.490	0
	2015	$12.490	$13.365	0
	2016	$13.365	$13.255	0
AB VPS Large Cap Growth Portfolio - Class B
	2007	$7.725	$8.630	5,485
	2008	$8.630	$5.107	5,484
	2009	$5.107	$6.885	5,482
	2010	$6.885	$7.436	5,523
	2011	$7.436	$7.073	1,133
	2012	$7.073	$8.076	1,132
	2013	$8.076	$10.880	1,132
	2014	$10.880	$12.180	32
	2015	$12.180	$13.277	32
	2016	$13.277	$13.364	32
Fidelity VIP Government Money Market Portfolio - Initial Class
	2016	$10.000	$9.903	27,360
FTVIP Franklin High Income VIP Fund - Class 2
	2007	$11.678	$11.794	0
	2008	$11.794	$8.886	0
	2009	$8.886	$12.469	0
	2010	$12.469	$13.887	0
	2011	$13.887	$14.279	0
	2012	$14.279	$16.226	0
	2013	$16.226	$17.205	0
	2014	$17.205	$16.914	0
	2015	$16.914	$15.115	0
	2016	$15.115	$17.383	0

	FOR THE YEAR ENDING DECEMBER 31	ACCUMULATION UNIT VALUE AT BEGINNING OF PERIOD	ACCUMULATION UNIT VALUE AT END OF PERIOD	NUMBER OF UNITS OUTSTANDING AT END OF PERIOD
FTVIP Franklin Income VIP Fund - Class 2
	2007	$13.049	$13.313	0
	2008	$13.313	$9.209	0
	2009	$9.209	$12.279	0
	2010	$12.279	$13.604	0
	2011	$13.604	$13.697	0
	2012	$13.697	$15.172	0
	2013	$15.172	$17.000	0
	2014	$17.000	$17.488	0
	2015	$17.488	$15.984	0
	2016	$15.984	$17.922	0
FTVIP Franklin Mutual Shares VIP Fund - Class 2
	2007	$13.851	$14.093	0
	2008	$14.093	$8.715	0
	2009	$8.715	$10.802	0
	2010	$10.802	$11.812	0
	2011	$11.812	$11.494	0
	2012	$11.494	$12.912	0
	2013	$12.912	$16.286	0
	2014	$16.286	$17.155	0
	2015	$17.155	$16.036	0
	2016	$16.036	$18.302	0
FTVIP Franklin Small Cap Value VIP Fund - Class 2
	2007	$13.030	$12.507	0
	2008	$12.507	$8.237	0
	2009	$8.237	$10.462	0
	2010	$10.462	$13.191	0
	2011	$13.191	$12.484	0
	2012	$12.484	$14.533	0
	2013	$14.533	$19.470	0
	2014	$19.470	$19.255	0
	2015	$19.255	$17.535	0
	2016	$17.535	$22.449	0
FTVIP Templeton Foreign VIP Fund - Class 2
	2007	$14.894	$16.912	237
	2008	$16.912	$9.913	244
	2009	$9.913	$13.358	232
	2010	$13.358	$14.240	237
	2011	$14.240	$12.514	253
	2012	$12.514	$14.549	249
	2013	$14.549	$17.593	264
	2014	$17.593	$15.374	310
	2015	$15.374	$14.136	322
	2016	$14.136	$14.899	331
Invesco V.I. American Franchise Fund - Series I
	2007	$6.225	$7.159	2,674
	2008	$7.159	$3.591	2,922
	2009	$3.591	$5.864	2,617
	2010	$5.864	$6.911	2,556
	2011	$6.911	$6.376	2,605
	2012	$6.376	$7.131	3,577
	2013	$7.131	$9.826	3,283
	2014	$9.826	$10.478	1,381
	2015	$10.478	$10.819	1,146
	2016	$10.819	$10.881	1,196

	FOR THE YEAR ENDING DECEMBER 31	ACCUMULATION UNIT VALUE AT BEGINNING OF PERIOD	ACCUMULATION UNIT VALUE AT END OF PERIOD	NUMBER OF UNITS OUTSTANDING AT END OF PERIOD
Invesco V.I. American Value Fund - Series I
	2007	$14.297	$15.160	17,371
	2008	$15.160	$8.752	17,813
	2009	$8.752	$11.981	15,162
	2010	$11.981	$14.402	14,795
	2011	$14.402	$14.293	14,644
	2012	$14.293	$16.486	14,413
	2013	$16.486	$21.767	14,097
	2014	$21.767	$23.491	11,859
	2015	$23.491	$20.992	557
	2016	$20.992	$23.841	557
Invesco V.I. Capital Appreciation Fund - Series I
	2007	$8.295	$9.136	6,702
	2008	$9.136	$5.166	6,331
	2009	$5.166	$6.151	5,810
	2010	$6.151	$6.986	4,924
	2011	$6.986	$6.326	945
	2012	$6.326	$7.264	0
Invesco V.I. Comstock Fund - Series I
	2007	$14.090	$13.571	10,240
	2008	$13.571	$8.584	10,142
	2009	$8.584	$10.871	9,714
	2010	$10.871	$12.398	8,934
	2011	$12.398	$11.967	8,645
	2012	$11.967	$14.030	4,954
	2013	$14.030	$18.760	4,413
	2014	$18.760	$20.179	1,772
	2015	$20.179	$18.656	1,810
	2016	$18.656	$21.519	1,735
Invesco V.I. Core Equity Fund - Series I
	2007	$10.793	$11.472	0
	2008	$11.472	$7.882	0
	2009	$7.882	$9.944	0
	2010	$9.944	$10.713	0
	2011	$10.713	$10.528	0
	2012	$10.528	$11.789	0
	2013	$11.789	$14.984	0
	2014	$14.984	$15.934	0
	2015	$15.934	$14.765	0
	2016	$14.765	$16.010	0
Invesco V.I. Diversified Dividend Fund - Series I
	2007	$12.002	$12.299	24,205
	2008	$12.299	$7.698	22,687
	2009	$7.698	$9.409	18,453
	2010	$9.409	$10.223	16,248
	2011	$10.223	$10.073	15,317
	2012	$10.073	$11.760	15,101
	2013	$11.760	$15.153	14,666
	2014	$15.153	$16.812	13,581
	2015	$16.812	$16.873	8,015
	2016	$16.873	$19.051	7,931

	FOR THE YEAR ENDING DECEMBER 31	ACCUMULATION UNIT VALUE AT BEGINNING OF PERIOD	ACCUMULATION UNIT VALUE AT END OF PERIOD	NUMBER OF UNITS OUTSTANDING AT END OF PERIOD
Invesco V.I. Equity and Income Fund - Series I
	2011	$10.000	$13.947	0
	2012	$13.947	$15.439	0
	2013	$15.439	$19.005	0
	2014	$19.005	$20.377	0
	2015	$20.377	$19.578	0
	2016	$19.578	$22.164	0
Invesco V.I. Global Core Equity Fund - Series I
	2011	$10.000	$10.171	12,880
	2012	$10.171	$11.376	12,823
	2013	$11.376	$13.704	12,775
	2014	$13.704	$13.569	10,785
	2015	$13.569	$13.153	10,657
	2016	$13.153	$13.816	10,655
Invesco V.I. Global Dividend Growth Fund - Series I
	2007	$15.061	$15.849	15,554
	2008	$15.849	$9.205	15,678
	2009	$9.205	$10.540	13,390
	2010	$10.540	$11.615	13,408
	2011	$11.615	$12.541	0
Invesco V.I. High Yield Fund - Series I
	2013	$10.000	$12.211	81
	2014	$12.211	$12.215	77
	2015	$12.215	$11.631	0
	2016	$11.631	$12.720	0
Invesco V.I. High Yield Securities Fund - Series I
	2007	$8.316	$8.518	1,874
	2008	$8.518	$6.439	1,573
	2009	$6.439	$9.153	1,391
	2010	$9.153	$9.920	1,450
	2011	$9.920	$9.950	1,489
	2012	$9.950	$11.628	85
	2013	$11.628	$12.037	0
Invesco V.I. Income Builder Fund - Series I
	2007	$14.380	$14.593	11,797
	2008	$14.593	$10.577	11,242
	2009	10.577	13.018	0
	2010	13.018	14.385	0
	2011	14.385	15.321	0
Invesco V.I. Mid Cap Core Equity Fund - Series I
	2007	12.518	13.484	0
	2008	13.484	9.477	0
	2009	9.477	12.135	0
	2010	12.135	13.617	0
	2011	13.617	12.537	0
	2012	12.537	13.678	0
	2013	13.678	17.326	0
	2014	17.326	17.792	0
	2015	17.792	16.791	0
	2016	16.791	18.731	0

	FOR THE YEAR ENDING DECEMBER 31	ACCUMULATION UNIT VALUE AT BEGINNING OF PERIOD	ACCUMULATION UNIT VALUE AT END OF PERIOD	NUMBER OF UNITS OUTSTANDING AT END OF PERIOD
Invesco V.I. Mid Cap Growth Fund - Series II
	2007	$12.539	$14.499	0
	2008	$14.499	$7.580	0
	2009	$7.580	$11.655	0
	2010	$11.655	$14.587	0
	2011	$14.587	$13.002	0
	2012	$13.002	$14.271	0
	2013	$14.271	$19.170	0
	2014	$19.170	$20.301	0
	2015	$20.301	$20.170	0
	2016	$20.170	$19.949	0
Invesco V.I. S&P 500 Index Fund - Series I
	2007	$10.493	$10.857	10,532
	2008	$10.857	$6.719	10,472
	2009	$6.719	$8.347	9,427
	2010	$8.347	$9.429	9,426
	2011	$9.429	$9.444	9,425
	2012	$9.444	$10.740	9,425
	2013	$10.740	$13.931	9,425
	2014	$13.931	$15.524	9,424
	2015	$15.524	$15.422	0
	2016	$15.422	$16.903	0
Morgan Stanley VIS - Global Infrastructure Portfolio - Class X
	2007	$10.252	$12.130	10,849
	2008	$12.130	$7.959	9,641
	2009	$7.959	$9.334	9,492
	2010	$9.334	$9.814	6,554
	2011	$9.814	$11.202	1,321
	2012	$11.202	$13.074	1,288
	2013	$13.074	$15.158	1,260
	2014	$15.158	$16.037	0
Morgan Stanley VIS Aggressive Equity Portfolio - Class X
	2007	$9.570	$11.260	2,827
	2008	$11.260	$5.662	2,976
	2009	$5.662	$9.435	2,842
	2010	$9.435	$11.693	2,740
	2011	$11.693	$10.655	2,673
	2012	$10.655	$11.719	1,513
	2013	$11.719	$12.446	0
Morgan Stanley VIS European Equity Portfolio - Class X
	2007	$12.521	$14.231	10,617
	2008	$14.231	$8.018	10,570
	2009	$8.018	$10.071	10,469
	2010	$10.071	$10.619	10,392
	2011	$10.619	$9.435	9,818
	2012	$9.435	$10.995	9,730
	2013	$10.995	$13.785	9,672
	2014	$13.785	$12.317	9,658
	2015	$12.317	$11.485	9,423
	2016	$11.485	$11.007	9,477
Morgan Stanley VIS Global Advantage Portfolio - Class X
	2007	10.120	11.651	4,284
	2008	11.651	6.435	4,282
	2009	6.435	6.149	0

	FOR THE YEAR ENDING DECEMBER 31	ACCUMULATION UNIT VALUE AT BEGINNING OF PERIOD	ACCUMULATION UNIT VALUE AT END OF PERIOD	NUMBER OF UNITS OUTSTANDING AT END OF PERIOD
Morgan Stanley VIS Income Plus Portfolio - Class X
	2007	$13.050	$13.599	7,777
	2008	$13.599	$12.180	5,659
	2009	$12.180	$14.680	2,761
	2010	$14.680	$15.775	2,664
	2011	$15.775	$16.290	2,531
	2012	$16.290	$18.275	2,398
	2013	$18.275	$18.155	2,661
	2014	$18.155	$19.243	68
	2015	$19.243	$18.526	0
	2016	$18.526	$19.509	0
Morgan Stanley VIS Limited Duration Portfolio - Class X
	2007	$11.066	$11.201	0
	2008	$11.201	$9.372	0
	2009	$9.372	$9.747	5,553
	2010	$9.747	$9.811	5,929
	2011	$9.811	$9.913	5,813
	2012	$9.913	$10.073	6,069
	2013	$10.073	$9.944	6,959
	2014	$9.944	$9.889	0
	2015	$9.889	$9.709	0
	2016	$9.709	$10.033	0
Morgan Stanley VIS Money Market Portfolio - Class X
	2007	$10.412	$10.743	596
	2008	$10.743	$10.822	596
	2009	$10.822	$10.645	5,462
	2010	$10.645	$10.469	4,309
	2011	$10.469	$10.296	32,303
	2012	$10.296	$10.125	32,596
	2013	$10.125	$9.957	33,220
	2014	$9.957	$9.792	28,577
	2015	$9.792	$9.630	28,571
	2016	$9.630	$9.577	0
Morgan Stanley VIS Multi Cap Growth Portfolio - Class X
	2007	$8.864	$10.419	20,583
	2008	$10.419	$5.366	20,721
	2009	$5.366	$9.040	19,950
	2010	$9.040	$11.357	15,438
	2011	$11.357	$10.415	14,413
	2012	$10.415	$11.508	12,080
	2013	$11.508	$17.060	13,286
	2014	$17.060	$17.734	12,212
	2015	$17.734	$18.938	10,349
	2016	$18.938	$17.989	10,378
Morgan Stanley VIS Strategist Portfolio - Class X
	2007	$12.794	$13.666	24,369
	2008	$13.666	$10.216	21,783
	2009	$10.216	$12.028	23,518
	2010	$12.028	$12.634	24,863
	2011	$12.634	$11.435	21,025
	2012	$11.435	$12.020	18,732
	2013	$12.020	$12.808	0

	FOR THE YEAR ENDING DECEMBER 31	ACCUMULATION UNIT VALUE AT BEGINNING OF PERIOD	ACCUMULATION UNIT VALUE AT END OF PERIOD	NUMBER OF UNITS OUTSTANDING AT END OF PERIOD
Putnam VT Growth and Income Fund - Class IB
	2007	$12.103	$11.181	4,915
	2008	$11.181	$6.740	5,003
	2009	$6.740	$8.604	4,580
	2010	$8.604	$9.677	4,379
	2011	$9.677	$9.074	4,323
	2012	$9.074	$10.630	4,083
	2013	$10.630	$14.183	3,441
	2014	$14.183	$15.443	0
	2015	$15.443	$14.043	0
	2016	$14.043	$15.883	0
Putnam VT Growth Opportunities Fund - Class IB
	2016	$10.000	$10.054	24
Putnam VT International Equity Fund - Class IB
	2007	$13.046	$13.901	2,786
	2008	$13.901	$7.661	2,821
	2009	$7.661	$9.389	2,827
	2010	$9.389	$10.158	2,830
	2011	$10.158	$8.298	383
	2012	$8.298	$9.947	366
	2013	$9.947	$12.528	369
	2014	$12.528	$11.484	413
	2015	$11.484	$11.308	404
	2016	$11.308	$10.848	456
Putnam VT Small Cap Value Fund - Class IB
	2007	$16.168	$13.875	0
	2008	$13.875	$8.273	0
	2009	$8.273	$10.701	0
	2010	$10.701	$13.257	0
	2011	$13.257	$12.420	0
	2012	$12.420	$14.348	0
	2013	$14.348	$19.698	0
	2014	$19.698	$20.035	0
	2015	$20.035	$18.866	0
	2016	$18.866	$23.653	0
Putnam VT Voyager Fund - Class IB
	2007	$7.457	$7.737	722
	2008	$7.737	$4.791	722
	2009	$4.791	$7.721	721
	2010	$7.721	$9.172	742
	2011	$9.172	$7.409	742
	2012	$7.409	$8.322	742
	2013	$8.322	$11.762	741
	2014	$11.762	$12.690	21
	2015	$12.690	$11.716	21
	2016	$11.716	$11.756	0

	FOR THE YEAR ENDING DECEMBER 31	ACCUMULATION UNIT VALUE AT BEGINNING OF PERIOD	ACCUMULATION UNIT VALUE AT END OF PERIOD	NUMBER OF UNITS OUTSTANDING AT END OF PERIOD
UIF Emerging Markets Equity Portfolio, Class I
	2007	$24.850	$34.317	6,713
	2008	$34.317	$14.637	7,558
	2009	$14.637	$24.446	6,823
	2010	$24.446	$28.612	6,697
	2011	$28.612	$23.010	6,842
	2012	$23.010	$27.140	6,855
	2013	$27.140	$26.415	6,948
	2014	$26.415	$24.808	5,224
	2015	$24.808	$21.787	5,223
	2016	$21.787	$22.868	5,223
UIF Global Infrastructure - Class I
	2014	$10.000	$17.235	1,236
	2015	$17.235	$14.616	871
	2016	$14.616	$16.568	871
UIF Global Strategist Portfolio, Class I
	2007	$12.870	$14.500	1,264
	2008	$14.500	$7.895	1,534
	2009	$7.895	$10.290	1,473
	2010	$10.290	$10.693	1,595
	2011	$10.693	$10.129	1,631
	2012	$10.129	$11.338	320
	2013	$11.338	$12.928	20,359
	2014	$12.928	$12.986	14,660
	2015	$12.986	$11.953	3,116
	2016	$11.953	$12.410	3,040
UIF Growth Portfolio, Class I
	2007	$8.825	$10.578	12,958
	2008	$10.578	$5.285	12,957
	2009	$5.285	$8.605	12,956
	2010	$8.605	$10.396	12,955
	2011	$10.396	$9.937	12,954
	2012	$9.937	$11.176	12,954
	2013	$11.176	$16.273	12,953
	2014	$16.273	$17.019	12,953
	2015	$17.019	$18.784	12,952
	2016	$18.784	$18.170	12,951
UIF Mid Cap Growth Portfolio, Class I
	2007	$15.138	$18.258	596
	2008	$18.258	$9.557	563
	2009	$9.557	$14.817	525
	2010	$14.817	$19.279	520
	2011	$19.279	$17.608	520
	2012	$17.608	$18.819	519
	2013	$18.819	$25.442	519
	2014	$25.442	$25.511	519
	2015	$25.511	$23.606	519
	2016	$23.606	$21.175	518

	FOR THE YEAR ENDING DECEMBER 31	ACCUMULATION UNIT VALUE AT BEGINNING OF PERIOD	ACCUMULATION UNIT VALUE AT END OF PERIOD	NUMBER OF UNITS OUTSTANDING AT END OF PERIOD
UIF U.S. Real Estate Portfolio, Class I
	2007	$29.937	$24.410	122
	2008	$24.410	$14.907	0
	2009	$14.907	$18.814	0
	2010	$18.814	$24.045	0
	2011	$24.045	$25.045	0
	2012	$25.045	$28.526	0
	2013	$28.526	$28.627	0
	2014	$28.627	$36.517	0
	2015	$36.517	$36.688	0
	2016	$36.688	$38.537	0
*The Accumulation Unit Values in this table reflect a mortality and expense risk charge of 1.58% and an administrative expense charge of 0.10%.

Morgan Stanley Variable Annuity II - SAI
ACCUMULATION UNIT VALUE AND NUMBER OF ACCUMULATION UNITS OUTSTANDING FOR EACH VARIABLE SUB-ACCOUNT* WITH LONGEVITY REWARD RIDER, ENHANCED EARNINGS DEATH BENEFIT OPTION AND DEATH BENEFIT COMBINATION OPTION OR PERFORMANCE BENFIT COMBINATION OPTION
Mortality & Expense = 1.62

	FOR THE YEAR ENDING DECEMBER 31	ACCUMULATION UNIT VALUE AT BEGINNING OF PERIOD	ACCUMULATION UNIT VALUE AT END OF PERIOD	NUMBER OF UNITS OUTSTANDING AT END OF PERIOD
AB VPS Growth & Income Portfolio - Class B
	2007	$13.085	$13.485	12,548
	2008	$13.485	$7.861	8,840
	2009	$7.861	$9.299	6,798
	2010	$9.299	$10.311	6,799
	2011	$10.311	$10.751	4,990
	2012	$10.751	$12.389	4,690
	2013	$12.389	$16.390	4,690
	2014	$16.390	$17.608	3,629
	2015	$17.608	$17.554	3,629
	2016	$17.554	$19.166	3,693
AB VPS Growth Portfolio - Class B
	2007	$8.341	$9.236	22
	2008	$9.236	$5.211	21
	2009	$5.211	$6.806	22
	2010	$6.806	$7.680	22
	2011	$7.680	$7.622	0
	2012	$7.622	$8.509	0
	2013	$8.509	$11.185	0
	2014	$11.185	$12.420	0
	2015	$12.420	$13.284	0
	2016	$13.284	$13.170	0
AB VPS Large Cap Growth Portfolio - Class B
	2007	$7.707	$8.606	0
	2008	$8.606	$5.090	0
	2009	$5.090	$6.860	0
	2010	$6.860	$7.406	0
	2011	$7.406	$7.042	0
	2012	$7.042	$8.038	0
	2013	$8.038	$10.824	0
	2014	$10.824	$12.112	0
	2015	$12.112	$13.197	0
	2016	$13.197	$13.278	1,008
Fidelity VIP Government Money Market Portfolio - Initial Class
	2016	$10.000	$9.901	0
FTVIP Franklin High Income VIP Fund - Class 2
	2007	$11.666	$11.777	1,743
	2008	$11.777	$8.870	1,743
	2009	$8.870	$12.441	7,157
	2010	$12.441	$13.851	7,157
	2011	$13.851	$14.236	7,157
	2012	$14.236	$16.170	7,157
	2013	$16.170	$17.138	7,157
	2014	$17.138	$16.842	7,157
	2015	$16.842	$15.045	7,157
	2016	$15.045	$17.295	7,157

	FOR THE YEAR ENDING DECEMBER 31	ACCUMULATION UNIT VALUE AT BEGINNING OF PERIOD	ACCUMULATION UNIT VALUE AT END OF PERIOD	NUMBER OF UNITS OUTSTANDING AT END OF PERIOD
FTVIP Franklin Income VIP Fund - Class 2
	2007	$13.036	$13.294	4,426
	2008	$13.294	$9.192	4,762
	2009	$9.192	$12.251	10,571
	2010	$12.251	$13.569	11,511
	2011	$13.569	$13.656	24,739
	2012	$13.656	$15.121	25,546
	2013	$15.121	$16.935	25,544
	2014	$16.935	$17.415	24,995
	2015	$17.415	$15.910	21,928
	2016	$15.910	$17.833	14,937
FTVIP Franklin Mutual Shares VIP Fund - Class 2
	2007	$13.837	$14.073	8,516
	2008	$14.073	$8.700	8,517
	2009	$8.700	$10.779	4,200
	2010	$10.779	$11.781	4,662
	2011	$11.781	$11.460	4,649
	2012	$11.460	$12.868	4,649
	2013	$12.868	$16.224	7,918
	2014	$16.224	$17.083	7,918
	2015	$17.083	$15.963	6,022
	2016	$15.963	$18.211	6,101
FTVIP Franklin Small Cap Value VIP Fund - Class 2
	2007	$13.021	$12.493	0
	2008	$12.493	$8.225	0
	2009	$8.225	$10.442	0
	2010	$10.442	$13.161	0
	2011	$13.161	$12.451	0
	2012	$12.451	$14.488	0
	2013	$14.488	$19.402	0
	2014	$19.402	$19.180	0
	2015	$19.180	$17.460	0
	2016	$17.460	$22.345	0
FTVIP Templeton Foreign VIP Fund - Class 2
	2007	$14.878	$16.883	2,835
	2008	$16.883	$9.894	2,835
	2009	$9.894	$13.328	1,479
	2010	$13.328	$14.202	1,480
	2011	$14.202	$12.476	1,468
	2012	$12.476	$14.498	1,468
	2013	$14.498	$17.525	1,468
	2014	$17.525	$15.308	2,035
	2015	$15.308	$14.070	2,035
	2016	$14.070	$14.823	1,468
Invesco V.I. American Franchise Fund - Series I
	2007	$6.210	$7.139	3,974
	2008	$7.139	$3.579	3,974
	2009	$3.579	$5.843	3,974
	2010	$5.843	$6.883	3,089
	2011	$6.883	$6.348	3,089
	2012	$6.348	$7.097	3,089
	2013	$7.097	$9.775	3,089
	2014	$9.775	$10.420	3,089
	2015	$10.420	$10.755	3,089
	2016	$10.755	$10.811	3,089

	FOR THE YEAR ENDING DECEMBER 31	ACCUMULATION UNIT VALUE AT BEGINNING OF PERIOD	ACCUMULATION UNIT VALUE AT END OF PERIOD	NUMBER OF UNITS OUTSTANDING AT END OF PERIOD
Invesco V.I. American Value Fund - Series I
	2007	$14.262	$15.118	1,045
	2008	$15.118	$8.724	479
	2009	$8.724	$11.938	477
	2010	$11.938	$14.344	0
	2011	$14.344	$14.230	0
	2012	$14.230	$16.407	0
	2013	$16.407	$21.654	0
	2014	$21.654	$23.360	0
	2015	$23.360	$20.866	0
	2016	$20.866	$23.689	0
Invesco V.I. Capital Appreciation Fund - Series I
	2007	$8.275	$9.111	22
	2008	$9.111	$5.150	22
	2009	$5.150	$6.129	24
	2010	$6.129	$6.958	24
	2011	$6.958	$6.298	0
	2012	$6.298	$7.231	0
Invesco V.I. Comstock Fund - Series I
	2007	$14.063	$13.540	8,597
	2008	$13.540	$8.561	7,066
	2009	$8.561	$10.837	5,176
	2010	$10.837	$12.355	5,176
	2011	$12.355	$11.921	3,857
	2012	$11.921	$13.971	3,857
	2013	$13.971	$18.673	3,857
	2014	$18.673	$20.077	3,857
	2015	$20.077	$18.554	3,857
	2016	$18.554	$21.393	3,857
Invesco V.I. Core Equity Fund - Series I
	2007	$10.790	$11.464	712
	2008	$11.464	$7.874	711
	2009	$7.874	$9.929	710
	2010	$9.929	$10.693	0
	2011	$10.693	$10.504	0
	2012	$10.504	$11.758	0
	2013	$11.758	$14.938	0
	2014	$14.938	$15.879	0
	2015	$15.879	$14.708	0
	2016	$14.708	$15.942	0
Invesco V.I. Diversified Dividend Fund - Series I
	2007	$11.973	$12.265	49,583
	2008	$12.265	$7.673	35,472
	2009	$7.673	$9.375	31,854
	2010	$9.375	$10.182	31,852
	2011	$10.182	$10.029	10,420
	2012	$10.029	$11.703	7,515
	2013	$11.703	$15.074	7,514
	2014	$15.074	$16.718	5,316
	2015	$16.718	$16.772	5,315
	2016	$16.772	$18.929	6,829

	FOR THE YEAR ENDING DECEMBER 31	ACCUMULATION UNIT VALUE AT BEGINNING OF PERIOD	ACCUMULATION UNIT VALUE AT END OF PERIOD	NUMBER OF UNITS OUTSTANDING AT END OF PERIOD
Invesco V.I. Equity and Income Fund - Series I
	2011	$10.000	$13.886	1,538
	2012	$13.886	$15.365	1,297
	2013	$15.365	$18.906	1,297
	2014	$18.906	$20.263	0
	2015	$20.263	$19.460	0
	2016	$19.460	$22.023	0
Invesco V.I. Global Core Equity Fund - Series I
	2011	$10.000	$10.126	3,393
	2012	$10.126	$11.322	2,840
	2013	$11.322	$13.633	2,840
	2014	$13.633	$13.493	2,840
	2015	$13.493	$13.074	1,073
	2016	$13.074	$13.728	1,073
Invesco V.I. Global Dividend Growth Fund - Series I
	2007	$15.025	$15.805	10,347
	2008	$15.805	$9.175	8,164
	2009	$9.175	$10.502	3,408
	2010	$10.502	$11.568	3,407
	2011	$11.568	$12.489	0
Invesco V.I. High Yield Fund - Series I
	2013	$10.000	$12.147	420
	2014	$12.147	$12.146	420
	2015	$12.146	$11.561	419
	2016	$11.561	$12.639	419
Invesco V.I. High Yield Securities Fund - Series I
	2007	$8.296	$8.494	4,919
	2008	$8.494	$6.418	4,919
	2009	$6.418	$9.120	2,530
	2010	$9.120	$9.881	2,530
	2011	$9.881	$9.906	421
	2012	$9.906	$11.572	421
	2013	$11.572	$11.977	0
Invesco V.I. Income Builder Fund - Series I
	2007	$14.346	$14.552	1,835
	2008	$14.552	$10.543	1,835
	2009	$10.543	$12.971	1,538
	2010	$12.971	$14.327	1,538
	2011	$14.327	$15.257	0
Invesco V.I. Mid Cap Core Equity Fund - Series I
	2007	$12.505	$13.464	741
	2008	$13.464	$9.460	741
	2009	$9.460	$12.108	741
	2010	$12.108	$13.581	741
	2011	$13.581	$12.499	741
	2012	$12.499	$13.631	741
	2013	$13.631	$17.259	741
	2014	$17.259	$17.717	741
	2015	$17.717	$16.713	741
	2016	$16.713	$18.636	741

	FOR THE YEAR ENDING DECEMBER 31	ACCUMULATION UNIT VALUE AT BEGINNING OF PERIOD	ACCUMULATION UNIT VALUE AT END OF PERIOD	NUMBER OF UNITS OUTSTANDING AT END OF PERIOD
Invesco V.I. Mid Cap Growth Fund - Series II
	2007	$12.525	$14.477	0
	2008	$14.477	$7.565	0
	2009	$7.565	$11.629	0
	2010	$11.629	$14.548	0
	2011	$14.548	$12.962	0
	2012	$12.962	$14.221	0
	2013	$14.221	$19.096	0
	2014	$19.096	$20.214	0
	2015	$20.214	$20.076	0
	2016	$20.076	$19.848	0
Invesco V.I. S&P 500 Index Fund - Series I
	2007	$10.468	$10.827	2,605
	2008	$10.827	$6.697	0
	2009	$6.697	$8.317	0
	2010	$8.317	$9.391	1,467
	2011	$9.391	$9.402	0
	2012	$9.402	$10.689	0
	2013	$10.689	$13.859	2,359
	2014	$13.859	$15.437	2,359
	2015	$15.437	$15.330	2,359
	2016	$15.330	$16.795	856
Morgan Stanley VIS - Global Infrastructure Portfolio - Class X
	2007	$10.227	$12.096	9,074
	2008	$12.096	$7.934	8,251
	2009	$7.934	$9.300	3,779
	2010	$9.300	$9.775	3,779
	2011	$9.775	$11.153	3,779
	2012	$11.153	$13.011	3,474
	2013	$13.011	$15.079	1,148
	2014	$15.079	$15.952	0
Morgan Stanley VIS Aggressive Equity Portfolio - Class X
	2007	$9.547	$11.228	0
	2008	$11.228	$5.644	0
	2009	$5.644	$9.401	0
	2010	$9.401	$11.646	0
	2011	$11.646	$10.608	0
	2012	$10.608	$11.663	0
	2013	$11.663	$12.385	0
Morgan Stanley VIS European Equity Portfolio - Class X
	2007	$12.491	$14.191	11,531
	2008	$14.191	$7.992	10,525
	2009	$7.992	$10.034	10,524
	2010	$10.034	$10.576	9,985
	2011	$10.576	$9.394	9,970
	2012	$9.394	$10.942	9,270
	2013	$10.942	$13.713	9,270
	2014	$13.713	$12.248	9,270
	2015	$12.248	$11.416	8,129
	2016	$11.416	$10.936	8,129
Morgan Stanley VIS Global Advantage Portfolio - Class X
	2007	10.096	11.618	0
	2008	11.618	6.414	0
	2009	6.414	6.128	0

	FOR THE YEAR ENDING DECEMBER 31	ACCUMULATION UNIT VALUE AT BEGINNING OF PERIOD	ACCUMULATION UNIT VALUE AT END OF PERIOD	NUMBER OF UNITS OUTSTANDING AT END OF PERIOD
Morgan Stanley VIS Income Plus Portfolio - Class X
	2007	$13.018	$13.561	15,838
	2008	$13.561	$12.140	14,440
	2009	$12.140	$14.628	7,936
	2010	$14.628	$15.712	7,934
	2011	$15.712	$16.218	7,932
	2012	$16.218	$18.188	7,695
	2013	$18.188	$18.061	2,883
	2014	$18.061	$19.135	2,164
	2015	$19.135	$18.415	2,164
	2016	$18.415	$19.384	0
Morgan Stanley VIS Limited Duration Portfolio - Class X
	2007	$11.040	$11.170	3,513
	2008	$11.170	$9.342	2,493
	2009	$9.342	$9.712	2,493
	2010	$9.712	$9.771	2,493
	2011	$9.771	$9.870	2,493
	2012	$9.870	$10.025	2,493
	2013	$10.025	$9.893	2,493
	2014	$9.893	$9.834	2,493
	2015	$9.834	$9.651	2,493
	2016	$9.651	$9.969	0
Morgan Stanley VIS Money Market Portfolio - Class X
	2007	$10.387	$10.712	1,724
	2008	$10.712	$10.788	1,161
	2009	$10.788	$10.606	1,158
	2010	$10.606	$10.427	14
	2011	$10.427	$10.250	0
	2012	$10.250	$10.076	0
	2013	$10.076	$9.905	0
	2014	$9.905	$9.737	0
	2015	$9.737	$9.572	0
	2016	$9.572	$9.519	0
Morgan Stanley VIS Multi Cap Growth Portfolio - Class X
	2007	$8.843	$10.390	63,707
	2008	$10.390	$5.349	54,986
	2009	$5.349	$9.007	50,865
	2010	$9.007	$11.311	50,095
	2011	$11.311	$10.369	28,506
	2012	$10.369	$11.453	28,196
	2013	$11.453	$16.971	28,193
	2014	$16.971	$17.634	26,054
	2015	$17.634	$18.825	26,181
	2016	$18.825	$17.874	20,854
Morgan Stanley VIS Strategist Portfolio - Class X
	2007	$12.764	$13.628	58,789
	2008	$13.628	$10.183	52,845
	2009	$10.183	$11.985	51,000
	2010	$11.985	$12.583	51,395
	2011	$12.583	$11.384	33,377
	2012	$11.384	$11.963	32,217
	2013	$11.963	$12.745	0

	FOR THE YEAR ENDING DECEMBER 31	ACCUMULATION UNIT VALUE AT BEGINNING OF PERIOD	ACCUMULATION UNIT VALUE AT END OF PERIOD	NUMBER OF UNITS OUTSTANDING AT END OF PERIOD
Putnam VT Growth and Income Fund - Class IB
	2007	$12.073	$11.150	0
	2008	$11.150	$6.718	0
	2009	$6.718	$8.573	0
	2010	$8.573	$9.638	0
	2011	$9.638	$9.034	0
	2012	$9.034	$10.579	0
	2013	$10.579	$14.109	0
	2014	$14.109	$15.357	0
	2015	$15.357	$13.959	0
	2016	$13.959	$15.782	0
Putnam VT Growth Opportunities Fund - Class IB
	2016	$10.000	$10.053	0
Putnam VT International Equity Fund - Class IB
	2007	$13.014	$13.861	0
	2008	$13.861	$7.636	0
	2009	$7.636	$9.355	0
	2010	$9.355	$10.118	0
	2011	$10.118	$8.261	0
	2012	$8.261	$9.900	0
	2013	$9.900	$12.463	0
	2014	$12.463	$11.420	0
	2015	$11.420	$11.241	0
	2016	$11.241	$10.778	0
Putnam VT Small Cap Value Fund - Class IB
	2007	$16.138	$13.844	0
	2008	$13.844	$8.251	0
	2009	$8.251	$10.668	0
	2010	$10.668	$13.211	0
	2011	$13.211	$12.372	0
	2012	$12.372	$14.287	0
	2013	$14.287	$19.606	0
	2014	$19.606	$19.934	0
	2015	$19.934	$18.763	0
	2016	$18.763	$23.515	0
Putnam VT Voyager Fund - Class IB
	2007	$7.439	$7.716	1,478
	2008	$7.716	$4.775	0
	2009	$4.775	$7.693	0
	2010	$7.693	$9.135	0
	2011	$9.135	$7.377	0
	2012	$7.377	$8.282	0
	2013	$8.282	$11.701	0
	2014	$11.701	$12.619	0
	2015	$12.619	$11.646	0
	2016	$11.646	$11.681	0

	FOR THE YEAR ENDING DECEMBER 31	ACCUMULATION UNIT VALUE AT BEGINNING OF PERIOD	ACCUMULATION UNIT VALUE AT END OF PERIOD	NUMBER OF UNITS OUTSTANDING AT END OF PERIOD
UIF Emerging Markets Equity Portfolio, Class I
	2007	$24.790	$34.221	286
	2008	$34.221	$14.590	286
	2009	$14.590	$24.357	286
	2010	$24.357	$28.497	286
	2011	$28.497	$22.909	286
	2012	$22.909	$27.010	286
	2013	$27.010	$26.277	671
	2014	$26.277	$24.670	286
	2015	$24.670	$21.656	286
	2016	$21.656	$22.722	286
UIF Global Infrastructure - Class I
	2014	$10.000	$17.138	0
	2015	$17.138	$14.529	0
	2016	$14.529	$16.462	0
UIF Global Strategist Portfolio, Class I
	2007	$12.839	$14.460	1,308
	2008	$14.460	$7.870	0
	2009	$7.870	$10.252	0
	2010	$10.252	$10.650	0
	2011	$10.650	$10.084	0
	2012	$10.084	$11.284	0
	2013	$11.284	$12.860	23,962
	2014	$12.860	$12.913	22,369
	2015	$12.913	$11.881	20,141
	2016	$11.881	$12.331	18,153
UIF Growth Portfolio, Class I
	2007	$8.804	$10.549	3,640
	2008	$10.549	$5.268	3,638
	2009	$5.268	$8.574	3,637
	2010	$8.574	$10.354	3,636
	2011	$10.354	$9.893	2,710
	2012	$9.893	$11.122	2,710
	2013	$11.122	$16.188	2,710
	2014	$16.188	$16.924	2,710
	2015	$16.924	$18.672	2,710
	2016	$18.672	$18.054	3,465
UIF Mid Cap Growth Portfolio, Class I
	2007	$15.110	$18.217	473
	2008	$18.217	$9.532	0
	2009	$9.532	$14.771	0
	2010	$14.771	$19.212	0
	2011	$19.212	$17.540	0
	2012	$17.540	$18.738	0
	2013	$18.738	$25.324	0
	2014	$25.324	$25.382	0
	2015	$25.382	$23.477	0
	2016	$23.477	$21.052	0

	FOR THE YEAR ENDING DECEMBER 31	ACCUMULATION UNIT VALUE AT BEGINNING OF PERIOD	ACCUMULATION UNIT VALUE AT END OF PERIOD	NUMBER OF UNITS OUTSTANDING AT END OF PERIOD
UIF U.S. Real Estate Portfolio, Class I
	2007	$29.865	$24.342	243
	2008	$24.342	$14.859	243
	2009	$14.859	$18.746	9
	2010	$18.746	$23.948	7
	2011	$23.948	$24.934	0
	2012	$24.934	$28.389	0
	2013	$28.389	$28.478	0
	2014	$28.478	$36.313	0
	2015	$36.313	$36.468	0
	2016	$36.468	$38.291	0
*The Accumulation Unit Values in this table reflect a mortality and expense risk charge of 1.62% and an administrative expense charge of 0.10%.

Morgan Stanley Variable Annuity II - SAI
ACCUMULATION UNIT VALUE AND NUMBER OF ACCUMULATION UNITS OUTSTANDING FOR EACH VARIABLE SUB-ACCOUNT* WITH LONGEVITY REWARD RIDER, ENHANCED EARNINGS DEATH BENEFIT OPTION AND INCOME BENEFIT COMBINATION OPTION 2
Mortality & Expense = 1.68

	FOR THE YEAR ENDING DECEMBER 31	ACCUMULATION UNIT VALUE AT BEGINNING OF PERIOD	ACCUMULATION UNIT VALUE AT END OF PERIOD	NUMBER OF UNITS OUTSTANDING AT END OF PERIOD
AB VPS Growth & Income Portfolio - Class B
	2007	$13.038	$13.429	0
AB VPS Growth Portfolio - Class B
	2007	$8.311	$9.197	0
AB VPS Large Cap Growth Portfolio - Class B
	2007	$7.679	$8.570	0
FTVIP Franklin High Income VIP Fund - Class 2
	2007	$11.647	$11.751	0
FTVIP Franklin Income VIP Fund - Class 2
	2007	$13.014	$13.264	0
FTVIP Franklin Mutual Shares VIP Fund - Class 2
	2007	$13.814	$14.041	0
FTVIP Franklin Small Cap Value VIP Fund - Class 2
	2007	$13.008	$12.473	0
FTVIP Templeton Foreign VIP Fund - Class 2
	2007	$14.854	$16.846	0
Invesco V.I. American Franchise Fund - Series I
	2007	$6.188	$7.109	0
Invesco V.I. American Value Fund - Series I
	2007	$14.211	$15.054	0
Invesco V.I. Capital Appreciation Fund - Series I
	2007	$8.245	$9.072	0
Invesco V.I. Comstock Fund - Series I
	2007	$14.024	$13.494	0
Invesco V.I. Core Equity Fund - Series I
	2007	$10.785	$11.452	0
Invesco V.I. Diversified Dividend Fund - Series I
	2007	$11.930	$12.213	362
	2008	$12.213	$7.636	361
	2009	$7.636	$9.325	360
	2010	$9.325	$10.120	0
	2011	$10.120	$9.962	0
	2012	$9.962	$11.619	0
	2013	$11.619	$14.956	0
	2014	$14.956	$16.577	0
	2015	$16.577	$16.621	0
	2016	$16.621	$18.748	0
Invesco V.I. Global Core Equity Fund - Series I
	2011	$10.000	$10.060	0
	2012	$10.060	$11.240	0
	2013	$11.240	$13.527	0
	2014	$13.527	$13.380	0
	2015	$13.380	$12.957	0
	2016	$12.957	$13.596	0
Invesco V.I. Global Dividend Growth Fund - Series I
	2007	$14.971	$15.738	369
	2008	$15.738	$9.131	368
	2009	$9.131	$10.445	367
	2010	$10.445	$11.499	0
	2011	$11.499	$12.412	0

	FOR THE YEAR ENDING DECEMBER 31	ACCUMULATION UNIT VALUE AT BEGINNING OF PERIOD	ACCUMULATION UNIT VALUE AT END OF PERIOD	NUMBER OF UNITS OUTSTANDING AT END OF PERIOD
Invesco V.I. High Yield Securities Fund - Series I
	2007	$8.266	$8.458	0
Invesco V.I. Income Builder Fund - Series I
	2007	$14.294	$14.490	0
Invesco V.I. Mid Cap Core Equity Fund - Series I
	2007	$12.484	$13.434	0
Invesco V.I. Mid Cap Growth Fund - Series II
	2007	$12.505	$14.445	0
Invesco V.I. S&P 500 Index Fund - Series I
	2007	$10.430	$10.781	0
Morgan Stanley VIS - Global Infrastructure Portfolio - Class X
	2007	$10.190	$12.045	6,026
	2008	$12.045	$7.895	4,331
	2009	$7.895	$9.250	4,331
	2010	$9.250	$9.716	4,331
	2011	$9.716	$11.079	4,331
	2012	$11.079	$12.917	4,331
	2013	$12.917	$14.962	4,331
	2014	$14.962	$15.824	0
Morgan Stanley VIS Aggressive Equity Portfolio - Class X
	2007	$9.512	$11.181	0
Morgan Stanley VIS European Equity Portfolio - Class X
	2007	$12.445	$14.131	307
	2008	$14.131	$7.954	306
	2009	$7.954	$9.980	305
	2010	$9.980	$10.512	0
	2011	$10.512	$9.332	0
	2012	$9.332	$10.863	0
	2013	$10.863	$13.606	0
	2014	$13.606	$12.145	0
	2015	$12.145	$11.314	0
	2016	$11.314	$10.832	0
Morgan Stanley VIS Global Advantage Portfolio - Class X
	2007	$10.059	$11.569	0
Morgan Stanley VIS Income Plus Portfolio - Class X
	2007	$12.971	$13.504	4,742
	2008	$13.504	$12.082	4,741
	2009	$12.082	$14.548	4,741
	2010	$14.548	$15.618	4,502
	2011	$15.618	$16.111	4,502
	2012	$16.111	$18.057	4,502
	2013	$18.057	$17.920	4,502
	2014	$17.920	$18.975	0
	2015	$18.975	$18.250	0
	2016	$18.250	$19.199	0
Morgan Stanley VIS Limited Duration Portfolio - Class X
	2007	$11.000	$11.123	0
Morgan Stanley VIS Money Market Portfolio - Class X
	2007	$10.350	$10.667	0

	FOR THE YEAR ENDING DECEMBER 31	ACCUMULATION UNIT VALUE AT BEGINNING OF PERIOD	ACCUMULATION UNIT VALUE AT END OF PERIOD	NUMBER OF UNITS OUTSTANDING AT END OF PERIOD
Morgan Stanley VIS Multi Cap Growth Portfolio - Class X
	2007	$8.811	$10.346	8,500
	2008	$10.346	$5.323	6,541
	2009	$5.323	$8.958	6,541
	2010	$8.958	$11.243	6,541
	2011	11.243	10.300	6,541
	2012	$10.300	$11.370	6,541
	2013	$11.370	$16.839	6,541
	2014	$16.839	$17.487	6,541
	2015	$17.487	$18.656	6,541
	2016	$18.656	$17.703	6,541
Morgan Stanley VIS Strategist Portfolio - Class X
	2007	$12.718	$13.570	0
Putnam VT Growth and Income Fund - Class IB
	2007	$12.030	$11.103	0
Putnam VT International Equity Fund - Class IB
	2007	12.967	13.803	0
Putnam VT Small Cap Value Fund - Class IB
	2007	$16.093	$13.797	0
Putnam VT Voyager Fund - Class IB
	2007	$7.413	$7.683	0
UIF Emerging Markets Equity Portfolio, Class I
	2007	$24.700	$34.077	0
UIF Global Infrastructure - Class I
	2014	$10.000	$16.995	4,331
	2015	$16.995	$14.398	4,331
	2016	$14.398	$16.304	4,331
UIF Global Strategist Portfolio, Class I
	2007	$12.792	$14.399	0
UIF Growth Portfolio, Class I
	2007	$8.772	$10.504	0
UIF Mid Cap Growth Portfolio, Class I
	2007	$15.067	$18.155	0
UIF U.S. Real Estate Portfolio, Class I
	2007	$29.757	$24.239	0
*The Accumulation Unit Values in this table reflect a mortality and expense risk charge of 1.68% and an administrative expense charge of 0.10%.

Morgan Stanley Variable Annuity II - SAI
ACCUMULATION UNIT VALUE AND NUMBER OF ACCUMULATION UNITS OUTSTANDING FOR EACH VARIABLE SUB-ACCOUNT* WITH LONGEVITY REWARD RIDER AND THE INCOME AND DEATH BENEFIT COMBINATION OPTION 2
Mortality & Expense = 1.68

	FOR THE YEAR ENDING DECEMBER 31	ACCUMULATION UNIT VALUE AT BEGINNING OF PERIOD	ACCUMULATION UNIT VALUE AT END OF PERIOD	NUMBER OF UNITS OUTSTANDING AT END OF PERIOD
AB VPS Growth & Income Portfolio - Class B
	2007	$12.511	$12.886	10,537
	2008	$12.886	$7.507	9,508
	2009	$7.507	$8.875	6,654
	2010	$8.875	$9.835	5,666
	2011	$9.835	$10.248	5,663
	2012	$10.248	$11.803	3,311
	2013	$11.803	$15.605	1,287
	2014	$15.605	$16.754	1,208
	2015	$16.754	$16.693	1,199
	2016	$16.693	$18.215	1,198
AB VPS Growth Portfolio - Class B
	2007	$7.415	$8.206	5,367
	2008	$8.206	$4.627	3,926
	2009	$4.627	$6.040	4,166
	2010	$6.040	$6.811	2,020
	2011	$6.811	$6.756	1,961
	2012	$6.756	$7.538	0
	2013	$7.538	$9.902	0
	2014	$9.902	$10.989	0
	2015	$10.989	$11.747	3,165
	2016	$11.747	$11.638	3,164
AB VPS Large Cap Growth Portfolio - Class B
	2007	$6.917	$7.719	0
	2008	$7.719	$4.563	0
	2009	$4.563	$6.146	0
	2010	$6.146	$6.631	0
	2011	$6.631	$6.301	0
	2012	$6.301	$7.188	0
	2013	$7.188	$9.674	2,724
	2014	$9.674	$10.818	2,724
	2015	$10.818	$11.781	6,782
	2016	$11.781	$11.846	6,547
Fidelity VIP Government Money Market Portfolio - Initial Class
	2016	$10.000	$9.897	427
FTVIP Franklin High Income VIP Fund - Class 2
	2007	$11.647	$11.751	0
	2008	$11.751	$8.845	0
	2009	$8.845	$12.399	0
	2010	$12.399	$13.795	3,200
	2011	$13.795	$14.170	3,106
	2012	$14.170	$16.085	3,106
	2013	$16.085	$17.039	2,433
	2014	$17.039	$16.734	2,433
	2015	$16.734	$14.939	2,325
	2016	$14.939	$17.164	2,156

	FOR THE YEAR ENDING DECEMBER 31	ACCUMULATION UNIT VALUE AT BEGINNING OF PERIOD	ACCUMULATION UNIT VALUE AT END OF PERIOD	NUMBER OF UNITS OUTSTANDING AT END OF PERIOD
FTVIP Franklin Income VIP Fund - Class 2
	2007	$13.014	$13.264	0
	2008	$13.264	$9.166	3,005
	2009	$9.166	$12.209	3,005
	2010	$12.209	$13.514	6,717
	2011	$13.514	$13.592	6,717
	2012	$13.592	$15.041	6,717
	2013	$15.041	$16.836	9,715
	2014	$16.836	$17.302	9,715
	2015	$17.302	$15.798	9,715
	2016	$15.798	$17.696	9,715
FTVIP Franklin Mutual Shares VIP Fund - Class 2
	2007	$13.814	$14.041	0
	2008	$14.041	$8.674	0
	2009	$8.674	$10.741	927
	2010	$10.741	$11.733	872
	2011	$11.733	$11.406	872
	2012	$11.406	$12.800	872
	2013	$12.800	$16.129	872
	2014	$16.129	$16.972	872
	2015	$16.972	$15.850	872
	2016	$15.850	$18.071	872
FTVIP Franklin Small Cap Value VIP Fund - Class 2
	2007	$13.008	$12.473	0
	2008	$12.473	$8.207	0
	2009	$8.207	$10.413	926
	2010	$10.413	$13.117	898
	2011	$13.117	$12.401	898
	2012	$12.401	$14.422	898
	2013	$14.422	$19.302	898
	2014	$19.302	$19.069	898
	2015	$19.069	$17.349	898
	2016	$17.349	$22.189	898
FTVIP Templeton Foreign VIP Fund - Class 2
	2007	$14.856	$16.848	3,261
	2008	$16.848	$9.867	2,676
	2009	$9.867	$13.284	4,063
	2010	$13.284	$14.147	2,356
	2011	$14.147	$12.420	2,339
	2012	$12.420	$14.425	2,405
	2013	$14.425	$17.425	3,887
	2014	$17.425	$15.212	3,876
	2015	$15.212	$13.973	3,916
	2016	$13.973	$14.712	3,968
Invesco V.I. American Franchise Fund - Series I
	2007	$5.101	$5.861	8,502
	2008	$5.861	$2.937	4,980
	2009	$2.937	$4.791	2,273
	2010	$4.791	$5.641	1,966
	2011	$5.641	$5.199	1,876
	2012	$5.199	$5.809	1,289
	2013	$5.809	$7.996	640
	2014	$7.996	$8.518	153
	2015	$8.518	$8.787	101
	2016	$8.787	$8.828	9

	FOR THE YEAR ENDING DECEMBER 31	ACCUMULATION UNIT VALUE AT BEGINNING OF PERIOD	ACCUMULATION UNIT VALUE AT END OF PERIOD	NUMBER OF UNITS OUTSTANDING AT END OF PERIOD
Invesco V.I. American Value Fund - Series I
	2007	$13.540	$14.343	6,004
	2008	$14.343	$8.272	5,639
	2009	$8.272	$11.312	6,503
	2010	$11.312	$13.584	2,915
	2011	$13.584	$13.468	2,858
	2012	$13.468	$15.520	2,803
	2013	$15.520	$20.471	2,748
	2014	$20.471	$22.070	2,663
	2015	$22.070	$19.702	2,622
	2016	$19.702	$22.354	2,586
Invesco V.I. Capital Appreciation Fund - Series I
	2007	$6.863	$7.551	1,548
	2008	$7.551	$4.265	1,544
	2009	$4.265	$5.073	1,712
	2010	$5.073	$5.756	1,799
	2011	$5.756	$5.207	1,732
	2012	$5.207	$5.977	0
Invesco V.I. Comstock Fund - Series I
	2007	$14.024	$13.494	16,310
	2008	$13.494	$8.527	14,374
	2009	$8.527	$10.788	16,348
	2010	$10.788	$12.291	8,036
	2011	$12.291	$11.852	7,998
	2012	$11.852	$13.881	7,024
	2013	$13.881	$18.542	4,907
	2014	$18.542	$19.925	4,885
	2015	$19.925	$18.402	4,893
	2016	$18.402	$21.206	4,798
Invesco V.I. Core Equity Fund - Series I
	2007	$10.785	$11.452	100
	2008	$11.452	$7.861	98
	2009	$7.861	$9.907	2,128
	2010	$9.907	$10.663	98
	2011	$10.663	$10.468	98
	2012	$10.468	$11.711	99
	2013	$11.711	$14.869	93
	2014	$14.869	$15.797	11
	2015	$15.797	$14.623	2
	2016	$14.623	$15.840	2
Invesco V.I. Diversified Dividend Fund - Series I
	2007	$11.846	$12.127	18,178
	2008	$12.127	$7.582	15,234
	2009	$7.582	$9.259	15,855
	2010	$9.259	$10.049	13,694
	2011	$10.049	$9.892	14,109
	2012	$9.892	$11.537	11,797
	2013	$11.537	$14.851	4,686
	2014	$14.851	$16.460	4,170
	2015	$16.460	$16.504	4,158
	2016	$16.504	$18.616	4,158

	FOR THE YEAR ENDING DECEMBER 31	ACCUMULATION UNIT VALUE AT BEGINNING OF PERIOD	ACCUMULATION UNIT VALUE AT END OF PERIOD	NUMBER OF UNITS OUTSTANDING AT END OF PERIOD
Invesco V.I. Equity and Income Fund - Series I
	2011	$10.000	$13.452	2,256
	2012	$13.452	$14.876	2,254
	2013	$14.876	$18.293	2,253
	2014	$18.293	$19.594	2,252
	2015	$19.594	$18.807	1,488
	2016	$18.807	$21.270	1,400
Invesco V.I. Global Core Equity Fund - Series I
	2011	$10.000	$10.023	4,544
	2012	$10.023	$11.199	2,891
	2013	$11.199	$13.478	6,566
	2014	$13.478	$13.331	6,427
	2015	$13.331	$12.910	4,313
	2016	$12.910	$13.547	4,072
Invesco V.I. Global Dividend Growth Fund - Series I
	2007	$14.916	$15.681	7,510
	2008	$15.681	$9.098	4,212
	2009	$9.098	$10.407	4,363
	2010	$10.407	$11.457	4,512
	2011	$11.457	$12.366	0
Invesco V.I. High Yield Fund - Series I
	2013	$10.000	$10.556	295
	2014	$10.556	$10.549	297
	2015	$10.549	$10.035	302
	2016	$10.035	$10.964	171
Invesco V.I. High Yield Securities Fund - Series I
	2007	$7.240	$7.408	1,244
	2008	$7.408	$5.594	335
	2009	$5.594	$7.945	290
	2010	$7.945	$8.602	292
	2011	$8.602	$8.619	291
	2012	$8.619	$10.063	280
	2013	$10.063	$10.413	0
Invesco V.I. Income Builder Fund - Series I
	2007	$13.939	$14.131	979
	2008	$14.131	$10.232	869
	2009	$10.232	$12.581	1,510
	2010	$12.581	$13.888	2,258
	2011	$13.888	$14.786	0
Invesco V.I. Mid Cap Core Equity Fund - Series I
	2007	$12.484	$13.434	0
	2008	$13.434	$9.433	0
	2009	$9.433	$12.066	0
	2010	$12.066	$13.526	0
	2011	$13.526	$12.441	0
	2012	$12.441	$13.559	0
	2013	$13.559	$17.159	0
	2014	$17.159	$17.603	0
	2015	$17.603	$16.596	0
	2016	$16.596	$18.494	0

	FOR THE YEAR ENDING DECEMBER 31	ACCUMULATION UNIT VALUE AT BEGINNING OF PERIOD	ACCUMULATION UNIT VALUE AT END OF PERIOD	NUMBER OF UNITS OUTSTANDING AT END OF PERIOD
Invesco V.I. Mid Cap Growth Fund - Series II
	2007	$12.508	$14.449	179
	2008	$14.449	$7.546	222
	2009	$7.546	$11.592	197
	2010	$11.592	$14.493	962
	2011	$14.493	$12.905	963
	2012	$12.905	$14.151	968
	2013	$14.151	$18.989	947
	2014	$18.989	$20.089	943
	2015	$20.089	$19.940	937
	2016	$19.940	$19.702	946
Invesco V.I. S&P 500 Index Fund - Series I
	2007	$9.627	$9.951	4,540
	2008	$9.951	$6.152	4,544
	2009	$6.152	$7.635	3,488
	2010	$7.635	$8.616	5,575
	2011	$8.616	$8.621	5,436
	2012	$8.621	$9.795	5,379
	2013	$9.795	$12.692	4,626
	2014	$12.692	$14.129	1,548
	2015	$14.129	$14.023	1,419
	2016	$14.023	$15.354	1,420
Morgan Stanley VIS - Global Infrastructure Portfolio - Class X
	2007	$10.071	$11.904	6,042
	2008	$11.904	$7.803	6,014
	2009	$7.803	$9.142	6,006
	2010	$9.142	$9.603	6,006
	2011	$9.603	$10.950	6,001
	2012	$10.950	$12.766	6,001
	2013	$12.766	$14.787	7,970
	2014	$14.787	$15.639	0
Morgan Stanley VIS Aggressive Equity Portfolio - Class X
	2007	$8.648	$10.165	822
	2008	$10.165	$5.106	822
	2009	$5.106	$8.500	820
	2010	$8.500	$10.524	819
	2011	$10.524	$9.580	818
	2012	$9.580	$10.526	818
	2013	$10.526	$11.176	0
Morgan Stanley VIS European Equity Portfolio - Class X
	2007	$12.359	$14.033	14,253
	2008	$14.033	$7.899	14,009
	2009	$7.899	$9.911	12,374
	2010	$9.911	$10.440	12,349
	2011	$10.440	$9.267	12,465
	2012	$9.267	$10.788	10,587
	2013	$10.788	$13.512	5,539
	2014	$13.512	$12.061	3,008
	2015	$12.061	$11.235	2,173
	2016	$11.235	$10.757	2,131
Morgan Stanley VIS Global Advantage Portfolio - Class X
	2007	$9.225	$10.609	1,324
	2008	$10.609	$5.853	1,301
	2009	$5.853	$5.592	0

	FOR THE YEAR ENDING DECEMBER 31	ACCUMULATION UNIT VALUE AT BEGINNING OF PERIOD	ACCUMULATION UNIT VALUE AT END OF PERIOD	NUMBER OF UNITS OUTSTANDING AT END OF PERIOD
Morgan Stanley VIS Income Plus Portfolio - Class X
	2007	$13.465	$14.018	12,766
	2008	$14.018	$12.542	12,556
	2009	$12.542	$15.102	12,121
	2010	$15.102	$16.212	17,871
	2011	$16.212	$16.725	19,700
	2012	$16.725	$18.744	18,769
	2013	$18.744	$18.603	18,323
	2014	$18.603	$19.697	18,091
	2015	$19.697	$18.945	17,756
	2016	$18.945	$19.930	17,133
Morgan Stanley VIS Limited Duration Portfolio - Class X
	2007	$11.089	$11.213	14,516
	2008	$11.213	$9.372	14,926
	2009	$9.372	$9.738	14,570
	2010	$9.738	$9.791	13,601
	2011	$9.791	$9.884	15,130
	2012	$9.884	$10.033	12,300
	2013	$10.033	$9.895	11,051
	2014	$9.895	$9.830	11,286
	2015	$9.830	$9.641	11,078
	2016	$9.641	$9.954	10,625
Morgan Stanley VIS Money Market Portfolio - Class X
	2007	$10.402	$10.721	16,764
	2008	$10.721	$10.790	25,252
	2009	$10.790	$10.602	8,518
	2010	$10.602	$10.416	2,294
	2011	$10.416	$10.234	2,426
	2012	$10.234	$10.054	2,444
	2013	$10.054	$9.877	500
	2014	$9.877	$9.704	20,423
	2015	$9.704	$9.534	525
	2016	$9.534	$9.479	0
Morgan Stanley VIS Multi Cap Growth Portfolio - Class X
	2007	$8.064	$9.469	26,821
	2008	$9.469	$4.872	23,995
	2009	$4.872	$8.199	20,619
	2010	$8.199	$10.290	18,119
	2011	$10.290	$9.428	18,104
	2012	$9.428	$10.407	18,103
	2013	$10.407	$15.412	11,212
	2014	$15.412	$16.005	6,621
	2015	$16.005	$17.075	6,613
	2016	$17.075	$16.203	13,073
Morgan Stanley VIS Strategist Portfolio - Class X
	2007	$12.089	$12.900	60,892
	2008	$12.900	$9.633	39,513
	2009	$9.633	$11.331	41,225
	2010	$11.331	$11.890	49,151
	2011	$11.890	$10.751	44,482
	2012	$10.751	$11.290	43,481
	2013	$11.290	$12.026	0

	FOR THE YEAR ENDING DECEMBER 31	ACCUMULATION UNIT VALUE AT BEGINNING OF PERIOD	ACCUMULATION UNIT VALUE AT END OF PERIOD	NUMBER OF UNITS OUTSTANDING AT END OF PERIOD
Putnam VT Growth and Income Fund - Class IB
	2007	$11.850	$10.937	0
	2008	$10.937	$6.586	0
	2009	$6.586	$8.399	0
	2010	$8.399	$9.437	0
	2011	$9.437	$8.840	0
	2012	$8.840	$10.346	0
	2013	$10.346	$13.790	0
	2014	$13.790	$15.000	0
	2015	$15.000	$13.626	0
	2016	$13.626	$15.397	0
Putnam VT Growth Opportunities Fund - Class IB
	2016	$10.000	$10.053	0
Putnam VT International Equity Fund - Class IB
	2007	$12.496	$13.301	3,714
	2008	$13.301	$7.323	3,811
	2009	$7.323	$8.966	1,972
	2010	$8.966	$9.691	1,985
	2011	$9.691	$7.908	2,034
	2012	$7.908	$9.471	2,028
	2013	$9.471	$11.916	407
	2014	$11.916	$10.912	443
	2015	$10.912	$10.734	441
	2016	$10.734	$10.287	484
Putnam VT Small Cap Value Fund - Class IB
	2007	$16.093	$13.797	180
	2008	$13.797	$8.218	216
	2009	$8.218	$10.619	218
	2010	$10.619	$13.142	203
	2011	$13.142	$12.301	194
	2012	$12.301	$14.196	184
	2013	$14.196	$19.469	160
	2014	$19.469	$19.783	160
	2015	$19.783	$18.610	160
	2016	$18.610	$23.309	156
Putnam VT Voyager Fund - Class IB
	2007	$6.589	$6.829	0
	2008	$6.829	$4.224	0
	2009	$4.224	$6.801	0
	2010	$6.801	$8.071	0
	2011	$8.071	$6.513	0
	2012	$6.513	$7.308	0
	2013	$7.308	$10.319	0
	2014	$10.319	$11.122	0
	2015	$11.122	$10.258	0
	2016	$10.258	$10.284	0

	FOR THE YEAR ENDING DECEMBER 31	ACCUMULATION UNIT VALUE AT BEGINNING OF PERIOD	ACCUMULATION UNIT VALUE AT END OF PERIOD	NUMBER OF UNITS OUTSTANDING AT END OF PERIOD
UIF Emerging Markets Equity Portfolio, Class I
	2007	$21.720	$29.966	3,247
	2008	$29.966	$12.768	351
	2009	$12.768	$21.303	999
	2010	$21.303	$24.909	828
	2011	$24.909	$20.012	821
	2012	$20.012	$23.581	509
	2013	$23.581	$22.927	511
	2014	$22.927	$21.511	479
	2015	$21.511	$18.872	475
	2016	$18.872	$19.790	445
UIF Global Infrastructure - Class I
	2014	$10.000	$16.796	4,835
	2015	$16.796	$14.230	106
	2016	$14.230	$16.114	4,361
UIF Global Strategist Portfolio, Class I
	2007	$12.337	$13.887	1,152
	2008	$13.887	$7.554	224
	2009	$7.554	$9.834	2,273
	2010	$9.834	$10.210	225
	2011	$10.210	$9.661	224
	2012	$9.661	$10.804	225
	2013	$10.804	$12.306	38,801
	2014	$12.306	$12.350	37,862
	2015	$12.350	$11.356	37,033
	2016	$11.356	$11.778	36,488
UIF Growth Portfolio, Class I
	2007	$7.661	$9.174	1,913
	2008	$9.174	$4.579	1,987
	2009	$4.579	$7.447	1,847
	2010	$7.447	$8.988	1,720
	2011	$8.988	$8.583	1,652
	2012	$8.583	$9.643	1,646
	2013	$9.643	$14.027	1,504
	2014	$14.027	$14.656	1,428
	2015	$14.656	$16.160	1,366
	2016	$16.160	$15.616	1,240
UIF Mid Cap Growth Portfolio, Class I
	2007	$15.067	$18.155	1,446
	2008	$18.155	$9.494	1,166
	2009	$9.494	$14.704	1,950
	2010	$14.704	$19.112	1,305
	2011	$19.112	$17.438	1,199
	2012	$17.438	$18.619	602
	2013	$18.619	$25.147	602
	2014	$25.147	$25.189	602
	2015	$25.189	$23.286	602
	2016	$23.286	$20.867	602

	FOR THE YEAR ENDING DECEMBER 31	ACCUMULATION UNIT VALUE AT BEGINNING OF PERIOD	ACCUMULATION UNIT VALUE AT END OF PERIOD	NUMBER OF UNITS OUTSTANDING AT END OF PERIOD
UIF U.S. Real Estate Portfolio, Class I
	2007	$31.901	$25.986	1,573
	2008	$25.986	$15.853	1,083
	2009	$15.853	$19.989	1,645
	2010	$19.989	$25.520	1,495
	2011	$25.520	$26.555	1,438
	2012	$26.555	$30.216	1,127
	2013	$30.216	$30.292	864
	2014	$30.292	$38.603	836
	2015	$38.603	$38.745	2,115
	2016	$38.745	$40.657	2,103
*The Accumulation Unit Values in this table reflect a mortality and expense risk charge of 1.68% and an administrative expense charge of 0.10%.

Morgan Stanley Variable Annuity II - SAI
ACCUMULATION UNIT VALUE AND NUMBER OF ACCUMULATION UNITS OUTSTANDING FOR EACH VARIABLE SUB-ACCOUNT* WITH THE INCOME AND PERFORMANCE DEATH BENEFIT OPTION
Mortality & Expense = 1.68

	FOR THE YEAR ENDING DECEMBER 31	ACCUMULATION UNIT VALUE AT BEGINNING OF PERIOD	ACCUMULATION UNIT VALUE AT END OF PERIOD	NUMBER OF UNITS OUTSTANDING AT END OF PERIOD
AB VPS Growth & Income Portfolio - Class B
	2007	$15.179	$15.634	0
	2008	$15.634	$9.108	0
	2009	$9.108	$10.768	0
	2010	$10.768	$11.932	0
	2011	$11.932	$12.434	0
	2012	$12.434	$14.320	0
	2013	$14.320	$18.934	0
	2014	$18.934	$20.328	0
	2015	$20.328	$20.254	0
	2016	$20.254	$22.101	0
AB VPS Growth Portfolio - Class B
	2007	$14.262	$15.783	0
AB VPS Large Cap Growth Portfolio - Class B
	2007	$12.698	$14.171	0
Fidelity VIP Government Money Market Portfolio - Initial Class
	2016	$10.000	$9.897	0
FTVIP Franklin High Income VIP Fund - Class 2
	2007	$11.647	$11.751	0
FTVIP Franklin Income VIP Fund - Class 2
	2007	$13.014	$13.264	0
FTVIP Franklin Mutual Shares VIP Fund - Class 2
	2007	13.814	14.041	0
FTVIP Franklin Small Cap Value VIP Fund - Class 2
	2007	$13.008	$12.473	0
FTVIP Templeton Foreign VIP Fund - Class 2
	2007	$14.854	$16.846	0
Invesco V.I. American Franchise Fund - Series I
	2007	$11.809	$13.567	237
	2008	$13.567	$6.798	236
	2009	$6.798	$11.091	236
	2010	$11.091	$13.058	235
	2011	$13.058	$12.036	0
	2012	$12.036	$13.446	0
	2013	$13.446	$18.511	0
	2014	$18.511	$19.719	0
	2015	$19.719	$20.341	0
	2016	$20.341	$20.436	0
Invesco V.I. American Value Fund - Series I
	2007	$18.129	$19.204	0
	2008	$19.204	$11.076	0
	2009	$11.076	$15.146	0
	2010	$15.146	$18.188	0
	2011	$18.188	$18.033	0
	2012	$18.033	$20.780	0
	2013	$20.780	$27.408	0
	2014	$27.408	$29.550	0
	2015	$29.550	$26.379	0
	2016	$26.379	$29.930	0

	FOR THE YEAR ENDING DECEMBER 31	ACCUMULATION UNIT VALUE AT BEGINNING OF PERIOD	ACCUMULATION UNIT VALUE AT END OF PERIOD	NUMBER OF UNITS OUTSTANDING AT END OF PERIOD
Invesco V.I. Capital Appreciation Fund - Series I
	2007	$13.425	$14.771	0
Invesco V.I. Comstock Fund - Series I
	2007	$15.901	$15.300	0
	2008	$15.300	$9.668	0
	2009	$9.668	$12.231	0
	2010	$12.231	$13.935	0
	2011	$13.935	$13.438	0
	2012	$13.438	$15.739	0
	2013	$15.739	$21.024	0
	2014	$21.024	$22.591	0
	2015	$22.591	$20.865	0
	2016	$20.865	$24.043	0
Invesco V.I. Core Equity Fund - Series I
	2007	$10.785	$11.452	500
	2008	$11.452	$7.861	499
	2009	$7.861	$9.907	498
	2010	$9.907	$10.663	497
	2011	$10.663	$10.468	0
	2012	$10.468	$11.711	0
	2013	$11.711	$14.869	0
	2014	$14.869	$15.797	0
	2015	$15.797	$14.623	0
	2016	$14.623	$15.840	0
Invesco V.I. Diversified Dividend Fund - Series I
	2007	$12.932	$13.239	0
	2008	$13.239	$8.277	0
	2009	$8.277	$10.108	0
	2010	$10.108	$10.970	0
	2011	$10.970	$10.799	0
	2012	$10.799	$12.595	0
	2013	$12.595	$16.213	0
	2014	$16.213	$17.970	0
	2015	$17.970	$18.017	0
	2016	$18.017	$20.322	0
Invesco V.I. Global Core Equity Fund - Series I
	2011	$10.000	$10.608	0
	2012	$10.608	$11.853	0
	2013	$11.853	$14.264	0
	2014	$14.264	$14.109	0
	2015	$14.109	$13.663	0
	2016	$13.663	$14.337	0
Invesco V.I. Global Dividend Growth Fund - Series I
	2007	$15.786	$16.595	0
	2008	$16.595	$9.629	0
	2009	$9.629	$11.014	0
	2010	11.014	12.125	0
	2011	$12.125	$13.088	0
Invesco V.I. High Yield Securities Fund - Series I
	2007	$14.046	$14.373	0
Invesco V.I. Income Builder Fund - Series I
	2007	$14.309	$14.505	0
Invesco V.I. Mid Cap Core Equity Fund - Series I
	2007	$12.484	$13.434	0

	FOR THE YEAR ENDING DECEMBER 31	ACCUMULATION UNIT VALUE AT BEGINNING OF PERIOD	ACCUMULATION UNIT VALUE AT END OF PERIOD	NUMBER OF UNITS OUTSTANDING AT END OF PERIOD
Invesco V.I. Mid Cap Growth Fund - Series II
	2007	$12.505	$14.445	0
	2008	$14.445	$7.544	0
	2009	7.544	11.589	0
	2010	$11.589	$14.490	0
	2011	$14.490	$12.902	0
	2012	$12.902	$14.147	0
	2013	$14.147	$18.985	0
	2014	$18.985	$20.085	0
	2015	$20.085	$19.936	0
	2016	$19.936	$19.697	0
Invesco V.I. S&P 500 Index Fund - Series I
	2007	$14.436	$14.922	0
Morgan Stanley VIS - Global Infrastructure Portfolio - Class X
	2007	16.981	20.072	0
	2008	$20.072	$13.157	0
	2009	$13.157	$15.414	0
	2010	$15.414	$16.191	0
	2011	$16.191	$18.462	0
	2012	$18.462	$21.525	0
	2013	$21.525	$24.932	0
	2014	$24.932	$26.370	0
Morgan Stanley VIS Aggressive Equity Portfolio - Class X
	2007	$15.510	$18.230	0
Morgan Stanley VIS European Equity Portfolio - Class X
	2007	$15.922	$18.079	546
	2008	$18.079	$10.176	545
	2009	$10.176	$12.768	544
	2010	$12.768	$13.450	543
	2011	$13.450	$11.939	0
	2012	$11.939	$13.898	0
	2013	$13.898	$17.408	0
	2014	$17.408	$15.538	0
	2015	$15.538	$14.474	0
	2016	$14.474	$13.858	0
Morgan Stanley VIS Global Advantage Portfolio - Class X
	2007	$14.937	$17.179	0
Morgan Stanley VIS Income Plus Portfolio - Class X
	2007	$12.089	$12.585	0
	2008	$12.585	$11.260	0
	2009	$11.260	$13.559	0
	2010	$13.559	$14.555	0
	2011	$14.555	$15.015	0
	2012	$15.015	$16.828	0
	2013	$16.828	$16.701	0
	2014	$16.701	$17.684	0
	2015	$17.684	$17.009	0
	2016	$17.009	$17.893	0
Morgan Stanley VIS Limited Duration Portfolio - Class X
	2007	$10.404	$10.520	0

	FOR THE YEAR ENDING DECEMBER 31	ACCUMULATION UNIT VALUE AT BEGINNING OF PERIOD	ACCUMULATION UNIT VALUE AT END OF PERIOD	NUMBER OF UNITS OUTSTANDING AT END OF PERIOD
Morgan Stanley VIS Money Market Portfolio - Class X
	2007	$10.141	$10.452	0
	2008	$10.452	$10.519	0
	2009	$10.519	$10.336	0
	2010	$10.336	$10.155	0
	2011	$10.155	$9.977	0
	2012	$9.977	$9.802	0
	2013	$9.802	$9.630	0
	2014	$9.630	$9.461	0
	2015	$9.461	$9.295	0
	2016	$9.295	$9.241	0
Morgan Stanley VIS Multi Cap Growth Portfolio - Class X
	2007	$13.672	$16.054	0
	2008	$16.054	$8.260	0
	2009	$8.260	$13.901	0
	2010	$13.901	$17.446	0
	2011	$17.446	$15.983	0
	2012	$15.983	$17.643	0
	2013	$17.643	$26.129	0
	2014	$26.129	$27.134	0
	2015	$27.134	$28.948	0
	2016	$28.948	$27.470	0
Morgan Stanley VIS Strategist Portfolio - Class X
	2007	$15.255	$16.278	0
	2008	$16.278	$12.156	0
	2009	$12.156	$14.299	0
	2010	$14.299	$15.004	0
	2011	$15.004	$13.566	0
	2012	$13.566	$14.246	0
	2013	$14.246	$15.175	0
Putnam VT Growth and Income Fund - Class IB
	2007	$14.462	$13.347	0
	2008	$13.347	$8.038	0
	2009	$8.038	$10.250	0
	2010	$10.250	$11.517	0
	2011	$11.517	$10.789	0
	2012	$10.789	$12.626	0
	2013	$12.626	$16.829	0
	2014	$16.829	$18.306	0
	2015	$18.306	$16.629	0
	2016	$16.629	$18.790	0
Putnam VT International Equity Fund - Class IB
	2007	$16.937	$18.029	0
Putnam VT Small Cap Value Fund - Class IB
	2007	$17.744	$15.213	0
Putnam VT Voyager Fund - Class IB
	2007	$12.230	$12.676	0

	FOR THE YEAR ENDING DECEMBER 31	ACCUMULATION UNIT VALUE AT BEGINNING OF PERIOD	ACCUMULATION UNIT VALUE AT END OF PERIOD	NUMBER OF UNITS OUTSTANDING AT END OF PERIOD
UIF Emerging Markets Equity Portfolio, Class I
	2007	$27.982	$38.605	0
	2008	$38.605	$16.449	0
	2009	$16.449	$27.444	0
	2010	$27.444	$32.090	0
	2011	$32.090	$25.782	0
	2012	$25.782	$30.379	0
	2013	$30.379	$29.537	0
	2014	$29.537	$27.713	0
	2015	$27.713	$24.313	0
	2016	$24.313	$25.495	0
UIF Global Infrastructure - Class I
	2014	$10.000	$28.320	0
	2015	$28.320	$23.993	0
	2016	$23.993	$27.169	0
UIF Global Strategist Portfolio, Class I
	2007	$16.326	$18.376	0
	2013	$10.000	$16.518	0
	2014	$16.518	$16.576	0
	2015	$16.576	$15.242	0
	2016	$15.242	$15.809	0
UIF Growth Portfolio, Class I
	2007	$13.473	$16.134	471
	2008	$16.134	$8.053	470
	2009	$8.053	$13.097	469
	2010	$13.097	$15.808	468
	2011	$15.808	$15.095	0
	2012	$15.095	$16.960	0
	2013	$16.960	$24.670	0
	2014	$24.670	$25.776	0
	2015	$25.776	$28.420	0
	2016	$28.420	$27.464	0
UIF Mid Cap Growth Portfolio, Class I
	2007	$17.910	$21.580	0
UIF U.S. Real Estate Portfolio, Class I
	2007	$25.383	$20.676	0
	2008	$20.676	$12.613	0
	2009	$12.613	$15.904	0
	2010	$15.904	$20.305	0
	2011	$20.305	$21.128	0
	2012	$21.128	$24.041	0
	2013	$24.041	$24.102	0
	2014	$24.102	$30.715	0
	2015	$30.715	$30.828	0
	2016	$30.828	$32.349	0
*The Accumulation Unit Values in this table reflect a mortality and expense risk charge of 1.68% and an administrative expense charge of 0.10%.

Morgan Stanley Variable Annuity II - SAI
ACCUMULATION UNIT VALUE AND NUMBER OF ACCUMULATION UNITS OUTSTANDING FOR EACH VARIABLE SUB-ACCOUNT* WITH THE ENHANCED EARNINGS DEATH BENEFIT OPTION AND THE PERFORMANCE BENEFIT COMBINATION OR THE DEATH BENEFIT COMBINATION OPTION
Mortality & Expense = 1.69

	FOR THE YEAR ENDING DECEMBER 31	ACCUMULATION UNIT VALUE AT BEGINNING OF PERIOD	ACCUMULATION UNIT VALUE AT END OF PERIOD	NUMBER OF UNITS OUTSTANDING AT END OF PERIOD
AB VPS Growth & Income Portfolio - Class B
	2007	$13.030	$13.419	10,400
	2008	$13.419	$7.817	8,262
	2009	$7.817	$9.241	6,692
	2010	$9.241	$10.239	6,112
	2011	$10.239	$10.668	4,938
	2012	$10.668	$12.285	3,550
	2013	$12.285	$16.241	2,916
	2014	$16.241	$17.435	2,908
	2015	$17.435	$17.370	2,820
	2016	$17.370	$18.952	2,813
AB VPS Growth Portfolio - Class B
	2007	$8.306	$9.191	279
	2008	$9.191	$5.182	278
	2009	$5.182	$6.763	302
	2010	$6.763	$7.626	283
	2011	$7.626	$7.563	267
	2012	$7.563	$8.438	239
	2013	$8.438	$11.083	224
	2014	$11.083	$12.298	207
	2015	$12.298	$13.145	77
	2016	$13.145	$13.023	71
AB VPS Large Cap Growth Portfolio - Class B
	2007	$7.674	$8.564	1,759
	2008	$8.564	$5.062	1,723
	2009	$5.062	$6.817	2,356
	2010	$6.817	$7.354	4,705
	2011	$7.354	$6.988	4,680
	2012	$6.988	$7.970	4,638
	2013	$7.970	$10.725	4,609
	2014	$10.725	$11.993	4,580
	2015	$11.993	$13.059	4,438
	2016	$13.059	$13.130	4,423
Fidelity VIP Government Money Market Portfolio - Initial Class
	2016	$10.000	$9.896	243
FTVIP Franklin High Income VIP Fund - Class 2
	2007	$11.644	$11.746	0
	2008	$11.746	$8.841	0
	2009	$8.841	$12.392	821
	2010	$12.392	$13.786	514
	2011	$13.786	$14.159	504
	2012	$14.159	$16.072	249
	2013	$16.072	$17.022	0
	2014	$17.022	$16.716	0
	2015	$16.716	$14.922	0
	2016	$14.922	$17.142	0

	FOR THE YEAR ENDING DECEMBER 31	ACCUMULATION UNIT VALUE AT BEGINNING OF PERIOD	ACCUMULATION UNIT VALUE AT END OF PERIOD	NUMBER OF UNITS OUTSTANDING AT END OF PERIOD
FTVIP Franklin Income VIP Fund - Class 2
	2007	$13.013	$13.261	15,848
	2008	$13.261	$9.162	5,563
	2009	$9.162	$12.203	5,688
	2010	$12.203	$13.506	6,625
	2011	$13.506	$13.583	6,137
	2012	$13.583	$15.030	5,737
	2013	$15.030	$16.821	5,347
	2014	$16.821	$17.286	5,344
	2015	$17.286	$15.781	2,674
	2016	$15.781	$17.676	471
FTVIP Franklin Mutual Shares VIP Fund - Class 2
	2007	$13.810	$14.036	2,310
	2008	$14.036	$8.671	1,463
	2009	$8.671	$10.736	1,360
	2010	$10.736	$11.726	0
	2011	$11.726	$11.399	0
	2012	$11.399	$12.791	0
	2013	$12.791	$16.115	0
	2014	$16.115	$16.956	0
	2015	$16.956	$15.833	0
	2016	$15.833	$18.050	0
FTVIP Franklin Small Cap Value VIP Fund - Class 2
	2007	$13.006	$12.470	15,239
	2008	$12.470	$8.204	15,074
	2009	$8.204	$10.408	14,971
	2010	$10.408	$13.109	2,175
	2011	$13.109	$12.393	2,944
	2012	$12.393	$14.411	2,851
	2013	$14.411	$19.285	2,713
	2014	$19.285	$19.051	2,759
	2015	$19.051	$17.330	2,795
	2016	$17.330	$22.163	2,591
FTVIP Templeton Foreign VIP Fund - Class 2
	2007	$14.850	$16.840	4,517
	2008	$16.840	$9.862	1,826
	2009	$9.862	$13.276	5,433
	2010	$13.276	$14.137	8,393
	2011	$14.137	$12.410	9,612
	2012	$12.410	$14.411	8,328
	2013	$14.411	$17.407	7,942
	2014	$17.407	$15.195	8,336
	2015	$15.195	$13.956	8,609
	2016	$13.956	$14.693	8,044
Invesco V.I. American Franchise Fund - Series I
	2007	$6.184	$7.104	9,893
	2008	$7.104	$3.559	7,331
	2009	$3.559	$5.806	7,365
	2010	$5.806	$6.835	5,667
	2011	$6.835	$6.299	5,447
	2012	$6.299	$7.037	3,922
	2013	$7.037	$9.686	3,712
	2014	$9.686	$10.318	3,452
	2015	$10.318	$10.642	2,927
	2016	$10.642	$10.691	2,886

	FOR THE YEAR ENDING DECEMBER 31	ACCUMULATION UNIT VALUE AT BEGINNING OF PERIOD	ACCUMULATION UNIT VALUE AT END OF PERIOD	NUMBER OF UNITS OUTSTANDING AT END OF PERIOD
Invesco V.I. American Value Fund - Series I
	2007	$14.202	$15.043	19,441
	2008	$15.043	$8.675	18,758
	2009	$8.675	$11.862	18,477
	2010	$11.862	$14.243	2,715
	2011	$14.243	$14.120	2,719
	2012	$14.120	$16.269	1,169
	2013	$16.269	$21.457	1,147
	2014	$21.457	$23.131	1,141
	2015	$23.131	$20.647	1,056
	2016	$20.647	$23.424	1,052
Invesco V.I. Capital Appreciation Fund - Series I
	2007	$8.240	$9.066	4,307
	2008	$9.066	$5.121	3,928
	2009	$5.121	$6.090	2,586
	2010	$6.090	$6.909	2,122
	2011	$6.909	$6.250	2,089
	2012	$6.250	$7.174	0
Invesco V.I. Comstock Fund - Series I
	2007	$14.018	$13.486	28,321
	2008	$13.486	$8.521	26,727
	2009	$8.521	$10.779	29,642
	2010	$10.779	$12.280	11,935
	2011	$12.280	$11.840	11,233
	2012	$11.840	$13.867	7,655
	2013	$13.867	$18.521	6,567
	2014	$18.521	$19.900	6,565
	2015	$19.900	$18.377	6,562
	2016	$18.377	$21.175	6,559
Invesco V.I. Core Equity Fund - Series I
	2007	$10.785	$11.450	3,757
	2008	$11.450	$7.859	2,861
	2009	$7.859	$9.904	2,408
	2010	$9.904	$10.658	1,718
	2011	$10.658	$10.462	897
	2012	$10.462	$11.703	652
	2013	$11.703	$14.858	520
	2014	$14.858	$15.783	511
	2015	$15.783	$14.609	423
	2016	$14.609	$15.823	415
Invesco V.I. Diversified Dividend Fund - Series I
	2007	$11.923	$12.205	66,472
	2008	$12.205	$7.630	63,301
	2009	$7.630	$9.316	56,711
	2010	$9.316	$10.110	51,756
	2011	$10.110	$9.952	51,821
	2012	$9.952	$11.605	49,616
	2013	$11.605	$14.937	48,460
	2014	$14.937	$16.554	48,237
	2015	$16.554	$16.596	44,787
	2016	$16.596	$18.718	44,688

	FOR THE YEAR ENDING DECEMBER 31	ACCUMULATION UNIT VALUE AT BEGINNING OF PERIOD	ACCUMULATION UNIT VALUE AT END OF PERIOD	NUMBER OF UNITS OUTSTANDING AT END OF PERIOD
Invesco V.I. Equity and Income Fund - Series I
	2011	$10.000	$13.779	6,875
	2012	$13.779	$15.236	5,592
	2013	$15.236	$18.735	4,828
	2014	$18.735	$20.065	4,822
	2015	$20.065	$19.257	2,286
	2016	$19.257	$21.777	2,283
Invesco V.I. Global Core Equity Fund - Series I
	2011	$10.000	$10.048	21,592
	2012	$10.048	$11.227	20,205
	2013	$11.227	$13.509	19,791
	2014	$13.509	$13.361	19,787
	2015	$13.361	$12.937	19,648
	2016	$12.937	$13.575	19,637
Invesco V.I. Global Dividend Growth Fund - Series I
	2007	$14.962	$15.727	43,019
	2008	$15.727	$9.124	43,009
	2009	$9.124	$10.435	41,901
	2010	$10.435	$11.487	22,672
	2011	$11.487	$12.399	0
Invesco V.I. High Yield Fund - Series I
	2013	$10.000	$12.037	2,074
	2014	$12.037	$12.028	2,048
	2015	$12.028	$11.440	468
	2016	$11.440	$12.498	468
Invesco V.I. High Yield Securities Fund - Series I
	2007	$8.261	$8.453	3,741
	2008	$8.453	$6.382	3,660
	2009	$6.382	$9.063	2,493
	2010	$9.063	$9.811	2,500
	2011	$9.811	$9.830	2,506
	2012	$9.830	$11.475	2,075
	2013	$11.475	$11.874	0
Invesco V.I. Income Builder Fund - Series I
	2007	$14.285	$14.480	8,086
	2008	$14.480	$10.484	7,894
	2009	$10.484	$12.889	7,613
	2010	$12.889	$14.227	6,948
	2011	$14.227	$15.147	0
Invesco V.I. Mid Cap Core Equity Fund - Series I
	2007	$12.481	$13.429	0
	2008	$13.429	$9.429	0
	2009	$9.429	$12.059	0
	2010	$12.059	$13.517	0
	2011	$13.517	$12.431	0
	2012	$12.431	$13.548	0
	2013	$13.548	$17.142	0
	2014	$17.142	$17.584	0
	2015	$17.584	$16.577	0
	2016	$16.577	$18.471	0

	FOR THE YEAR ENDING DECEMBER 31	ACCUMULATION UNIT VALUE AT BEGINNING OF PERIOD	ACCUMULATION UNIT VALUE AT END OF PERIOD	NUMBER OF UNITS OUTSTANDING AT END OF PERIOD
Invesco V.I. Mid Cap Growth Fund - Series II
	2007	$12.502	$14.440	0
	2008	$14.440	$7.541	0
	2009	$7.541	$11.582	189
	2010	$11.582	$14.480	935
	2011	$14.480	$12.892	935
	2012	$12.892	$14.135	935
	2013	$14.135	$18.967	934
	2014	$18.967	$20.063	934
	2015	$20.063	$19.913	934
	2016	$19.913	$19.672	934
Invesco V.I. S&P 500 Index Fund - Series I
	2007	$10.424	$10.774	2,119
	2008	$10.774	$6.660	926
	2009	$6.660	$8.264	944
	2010	$8.264	$9.325	822
	2011	$9.325	$9.330	693
	2012	$9.330	$10.599	570
	2013	$10.599	$13.733	441
	2014	$13.733	$15.286	425
	2015	$15.286	$15.169	326
	2016	$15.169	$16.608	318
Morgan Stanley VIS - Global Infrastructure Portfolio - Class X
	2007	$10.184	$12.037	30,951
	2008	$12.037	$7.889	30,920
	2009	$7.889	$9.242	28,116
	2010	$9.242	$9.707	21,575
	2011	$9.707	$11.067	21,056
	2012	$11.067	$12.902	20,665
	2013	$12.902	$14.943	20,021
	2014	$14.943	$15.803	0
Morgan Stanley VIS Aggressive Equity Portfolio - Class X
	2007	$9.507	$11.173	23,141
	2008	$11.173	$5.612	23,136
	2009	$5.612	$9.342	25,878
	2010	$9.342	$11.564	8,749
	2011	$11.564	$10.527	9,456
	2012	$10.527	$11.565	8,992
	2013	$11.565	$12.278	0
Morgan Stanley VIS European Equity Portfolio - Class X
	2007	$12.438	$14.121	13,569
	2008	$14.121	$7.947	12,370
	2009	$7.947	$9.971	7,506
	2010	$9.971	$10.502	2,833
	2011	$10.502	$9.321	2,826
	2012	$9.321	$10.850	496
	2013	$10.850	$13.589	356
	2014	$13.589	$12.128	368
	2015	$12.128	$11.296	225
	2016	$11.296	$10.814	227
Morgan Stanley VIS Global Advantage Portfolio - Class X
	2007	$10.053	$11.561	707
	2008	$11.561	$6.378	704
	2009	$6.378	$6.092	0

	FOR THE YEAR ENDING DECEMBER 31	ACCUMULATION UNIT VALUE AT BEGINNING OF PERIOD	ACCUMULATION UNIT VALUE AT END OF PERIOD	NUMBER OF UNITS OUTSTANDING AT END OF PERIOD
Morgan Stanley VIS Income Plus Portfolio - Class X
	2007	$12.963	$13.494	8,094
	2008	$13.494	$12.072	6,245
	2009	$12.072	$14.535	3,750
	2010	$14.535	$15.602	4,763
	2011	$15.602	$16.093	4,580
	2012	$16.093	$18.035	4,803
	2013	$18.035	$17.897	5,030
	2014	$17.897	$18.948	5,011
	2015	$18.948	$18.223	4,321
	2016	$18.223	$19.168	4,257
Morgan Stanley VIS Limited Duration Portfolio - Class X
	2007	$10.993	$11.115	773
	2008	$11.115	$9.290	772
	2009	$9.290	$9.651	1,519
	2010	$9.651	$9.703	1,450
	2011	$9.703	$9.794	1,361
	2012	$9.794	$9.941	855
	2013	$9.941	$9.803	493
	2014	$9.803	$9.738	493
	2015	$9.738	$9.550	492
	2016	$9.550	$9.858	492
Morgan Stanley VIS Money Market Portfolio - Class X
	2007	$10.343	$10.660	11,278
	2008	$10.660	$10.727	16,606
	2009	$10.727	$10.539	10,338
	2010	$10.539	$10.354	5,764
	2011	$10.354	$10.171	5,746
	2012	$10.171	$9.992	4,958
	2013	$9.992	$9.815	4,981
	2014	$9.815	$9.642	4,995
	2015	$9.642	$9.472	260
	2016	$9.472	$9.417	0
Morgan Stanley VIS Multi Cap Growth Portfolio - Class X
	2007	$8.806	$10.339	45,750
	2008	$10.339	$5.319	45,943
	2009	$5.319	$8.950	44,831
	2010	$8.950	$11.232	16,607
	2011	$11.232	$10.289	17,110
	2012	$10.289	$11.356	15,030
	2013	$11.356	$16.817	22,639
	2014	$16.817	$17.462	22,388
	2015	$17.462	$18.628	20,387
	2016	$18.628	$17.675	20,535
Morgan Stanley VIS Strategist Portfolio - Class X
	2007	$12.710	$13.561	10,523
	2008	$13.561	$10.126	9,676
	2009	$10.126	$11.909	9,509
	2010	$11.909	$12.495	5,460
	2011	$12.495	$11.297	6,482
	2012	$11.297	$11.862	6,624
	2013	$11.862	$12.635	0

	FOR THE YEAR ENDING DECEMBER 31	ACCUMULATION UNIT VALUE AT BEGINNING OF PERIOD	ACCUMULATION UNIT VALUE AT END OF PERIOD	NUMBER OF UNITS OUTSTANDING AT END OF PERIOD
Putnam VT Growth and Income Fund - Class IB
	2007	$12.023	$11.095	3,835
	2008	$11.095	$6.681	3,552
	2009	$6.681	$8.519	3,203
	2010	$8.519	$9.571	1,801
	2011	$9.571	$8.965	1,527
	2012	$8.965	$10.490	597
	2013	$10.490	$13.981	522
	2014	$13.981	$15.207	508
	2015	$15.207	$13.812	415
	2016	$13.812	$15.606	408
Putnam VT Growth Opportunities Fund - Class IB
	2016	$10.000	$10.052	93
Putnam VT International Equity Fund - Class IB
	2007	$12.960	$13.793	949
	2008	$13.793	$7.594	960
	2009	$7.594	$9.296	987
	2010	$9.296	$10.047	985
	2011	$10.047	$8.198	1,012
	2012	$8.198	$9.817	385
	2013	$9.817	$12.349	352
	2014	$12.349	$11.308	364
	2015	$11.308	$11.123	205
	2016	$11.123	$10.658	202
Putnam VT Small Cap Value Fund - Class IB
	2007	$16.085	$13.789	0
	2008	$13.789	$8.213	0
	2009	$8.213	$10.611	0
	2010	$10.611	$13.131	0
	2011	$13.131	$12.289	0
	2012	$12.289	$14.181	0
	2013	$14.181	$19.447	0
	2014	$19.447	$19.758	0
	2015	$19.758	$18.584	0
	2016	$18.584	$23.275	0
Putnam VT Voyager Fund - Class IB
	2007	$7.408	$7.678	1,652
	2008	$7.678	$4.749	324
	2009	$4.749	$7.645	267
	2010	$7.645	$9.071	240
	2011	$9.071	$7.320	273
	2012	$7.320	$8.213	251
	2013	$8.213	$11.594	218
	2014	$11.594	$12.496	201
	2015	$12.496	$11.524	86
	2016	$11.524	$11.552	0

	FOR THE YEAR ENDING DECEMBER 31	ACCUMULATION UNIT VALUE AT BEGINNING OF PERIOD	ACCUMULATION UNIT VALUE AT END OF PERIOD	NUMBER OF UNITS OUTSTANDING AT END OF PERIOD
UIF Emerging Markets Equity Portfolio, Class I
	2007	$24.685	$34.053	7,690
	2008	$34.053	$14.508	6,894
	2009	$14.508	$24.204	8,118
	2010	$24.204	$28.298	4,799
	2011	$28.298	$22.733	5,040
	2012	$22.733	$26.784	4,549
	2013	$26.784	$26.039	4,505
	2014	$26.039	$24.428	4,546
	2015	$24.428	$21.429	4,548
	2016	$21.429	$22.469	4,550
UIF Global Infrastructure - Class I
	2014	$10.000	$16.971	19,793
	2015	$16.971	$14.376	19,790
	2016	$14.376	$16.278	20,415
UIF Global Strategist Portfolio, Class I
	2007	$12.785	$14.389	3,269
	2008	$14.389	$7.826	3,012
	2009	$7.826	$10.188	3,315
	2010	$10.188	$10.576	3,437
	2011	$10.576	$10.006	3,410
	2012	$10.006	$11.189	2,160
	2013	$11.189	$12.743	8,318
	2014	$12.743	$12.787	8,784
	2015	$12.787	$11.757	7,826
	2016	$11.757	$12.193	7,805
UIF Growth Portfolio, Class I
	2007	$8.767	$10.497	8,522
	2008	$10.497	$5.239	11,699
	2009	$5.239	$8.519	11,889
	2010	$8.519	$10.282	11,722
	2011	$10.282	$9.817	11,565
	2012	$9.817	$11.029	7,041
	2013	$11.029	$16.041	6,123
	2014	$16.041	$16.759	6,103
	2015	$16.759	$18.476	5,981
	2016	$18.476	$17.852	4,286
UIF Mid Cap Growth Portfolio, Class I
	2007	$15.060	$18.144	4,198
	2008	$18.144	$9.487	3,458
	2009	$9.487	$14.692	4,823
	2010	$14.692	$19.096	4,432
	2011	$19.096	$17.422	4,881
	2012	$17.422	$18.599	4,400
	2013	$18.599	$25.118	3,698
	2014	$25.118	$25.158	3,696
	2015	$25.158	$23.254	3,763
	2016	$23.254	$20.837	3,851

	FOR THE YEAR ENDING DECEMBER 31	ACCUMULATION UNIT VALUE AT BEGINNING OF PERIOD	ACCUMULATION UNIT VALUE AT END OF PERIOD	NUMBER OF UNITS OUTSTANDING AT END OF PERIOD
UIF U.S. Real Estate Portfolio, Class I
	2007	$29.739	$24.222	11,837
	2008	$24.222	$14.775	10,559
	2009	$14.775	$18.628	11,090
	2010	$18.628	$23.781	2,162
	2011	$23.781	$24.742	2,218
	2012	$24.742	$28.151	1,901
	2013	$28.151	$28.219	1,754
	2014	$28.219	$35.958	1,686
	2015	$35.958	$36.087	1,609
	2016	$36.087	$37.864	1,604
*The Accumulation Unit Values in this table reflect a mortality and expense risk charge of 1.69% and an administrative expense charge of 0.10%.

Morgan Stanley Variable Annuity II - SAI
ACCUMULATION UNIT VALUE AND NUMBER OF ACCUMULATION UNITS OUTSTANDING FOR EACH VARIABLE SUB-ACCOUNT* WITH THE ENHANCED EARNINGS DEATH BENEFIT OPTION WITH THE INCOME BENEFIT COMBINATION OPTION 2
Mortality & Expense = 1.75

	FOR THE YEAR ENDING DECEMBER 31	ACCUMULATION UNIT VALUE AT BEGINNING OF PERIOD	ACCUMULATION UNIT VALUE AT END OF PERIOD	NUMBER OF UNITS OUTSTANDING AT END OF PERIOD
AB VPS Growth & Income Portfolio - Class B
	2007	$12.983	$13.363	0
AB VPS Growth Portfolio - Class B
	2007	$8.276	$9.152	0
AB VPS Large Cap Growth Portfolio - Class B
	2007	$7.647	$8.527	0
FTVIP Franklin High Income VIP Fund - Class 2
	2007	$11.625	$11.720	0
FTVIP Franklin Income VIP Fund - Class 2
	2007	$12.990	$13.230	0
FTVIP Franklin Mutual Shares VIP Fund - Class 2
	2007	$13.788	$14.005	0
FTVIP Franklin Small Cap Value VIP Fund - Class 2
	2007	$12.993	$12.450	0
FTVIP Templeton Foreign VIP Fund - Class 2
	2007	$14.826	$16.802	0
Invesco V.I. American Franchise Fund - Series I
	2007	$6.162	$7.074	0
Invesco V.I. American Value Fund - Series I
	2007	$14.151	$14.980	0
Invesco V.I. Capital Appreciation Fund - Series I
	2007	$8.211	$9.028	0
Invesco V.I. Comstock Fund - Series I
	2007	$13.978	$13.440	0
Invesco V.I. Core Equity Fund - Series I
	2007	$10.780	$11.438	0
Invesco V.I. Diversified Dividend Fund - Series I
	2007	$11.880	$12.153	0
Invesco V.I. Global Dividend Growth Fund - Series I
	2007	$14.908	$15.661	0
Invesco V.I. High Yield Securities Fund - Series I
	2007	$8.232	$8.417	0
Invesco V.I. Income Builder Fund - Series I
	2007	14.234	14.419	0
Invesco V.I. Mid Cap Core Equity Fund - Series I
	2007	$12.461	$13.399	0
Invesco V.I. Mid Cap Growth Fund - Series II
	2007	$12.482	$14.408	0
Invesco V.I. S&P 500 Index Fund - Series I
	2007	$10.386	$10.728	0
Morgan Stanley VIS - Global Infrastructure Portfolio - Class X
	2007	$10.147	$11.986	0
Morgan Stanley VIS Aggressive Equity Portfolio - Class X
	2007	$9.472	$11.126	0
Morgan Stanley VIS European Equity Portfolio - Class X
	2007	$12.393	$14.062	0
Morgan Stanley VIS Global Advantage Portfolio - Class X
	2007	$10.017	$11.513	0

	FOR THE YEAR ENDING DECEMBER 31	ACCUMULATION UNIT VALUE AT BEGINNING OF PERIOD	ACCUMULATION UNIT VALUE AT END OF PERIOD	NUMBER OF UNITS OUTSTANDING AT END OF PERIOD
Morgan Stanley VIS Income Plus Portfolio - Class X
	2007	$12.917	$13.438	0
Morgan Stanley VIS Limited Duration Portfolio - Class X
	2007	$10.953	$11.068	0
Morgan Stanley VIS Money Market Portfolio - Class X
	2007	$10.306	$10.615	0
Morgan Stanley VIS Multi Cap Growth Portfolio - Class X
	2007	$8.774	$10.295	0
Morgan Stanley VIS Strategist Portfolio - Class X
	2007	$12.664	$13.504	0
Putnam VT Growth and Income Fund - Class IB
	2007	$11.979	$11.048	0
Putnam VT International Equity Fund - Class IB
	2007	$12.913	$13.735	0
Putnam VT Small Cap Value Fund - Class IB
	2007	$16.041	$13.742	0
Putnam VT Voyager Fund - Class IB
	2007	$7.381	$7.645	0
UIF Emerging Markets Equity Portfolio, Class I
	2007	$24.596	$33.910	0
UIF Global Strategist Portfolio, Class I
	2007	$12.738	$14.328	0
UIF Growth Portfolio, Class I
	2007	$8.735	$10.453	0
UIF Mid Cap Growth Portfolio, Class I
	2007	$15.018	$18.083	0
UIF U.S. Real Estate Portfolio, Class I
	2007	$29.632	$24.120	0
*The Accumulation Unit Values in this table reflect a mortality and expense risk charge of 1.75% and an administrative expense charge of 0.10%.

Morgan Stanley Variable Annuity II - SAI
ACCUMULATION UNIT VALUE AND NUMBER OF ACCUMULATION UNITS OUTSTANDING FOR EACH VARIABLE SUB-ACCOUNT* WITH THE INCOME AND DEATH BENEFIT COMBINATION OPTION 2
Mortality & Expense = 1.75

	FOR THE YEAR ENDING DECEMBER 31	ACCUMULATION UNIT VALUE AT BEGINNING OF PERIOD	ACCUMULATION UNIT VALUE AT END OF PERIOD	NUMBER OF UNITS OUTSTANDING AT END OF PERIOD
AB VPS Growth & Income Portfolio - Class B
	2007	$12.457	$12.822	19,625
	2008	$12.822	$7.464	12,596
	2009	$7.464	$8.818	11,499
	2010	$8.818	$9.765	11,594
	2011	$9.765	$10.168	7,292
	2012	$10.168	$11.703	5,462
	2013	$11.703	$15.462	5,392
	2014	$15.462	$16.589	2,102
	2015	$16.589	$16.517	1,877
	2016	$16.517	$18.010	1,781
AB VPS Growth Portfolio - Class B
	2007	$7.384	$8.165	3,315
	2008	$8.165	$4.601	3,336
	2009	$4.601	$6.001	1,532
	2010	$6.001	$6.763	1,416
	2011	$6.763	$6.704	1,380
	2012	$6.704	$7.474	1,356
	2013	$7.474	$9.811	1,308
	2014	$9.811	$10.880	1,244
	2015	$10.880	$11.623	1,692
	2016	$11.623	$11.508	1,698
AB VPS Large Cap Growth Portfolio - Class B
	2007	$6.887	$7.681	7,914
	2008	$7.681	$4.537	6,772
	2009	$4.537	$6.107	7,595
	2010	$6.107	$6.584	7,605
	2011	$6.584	$6.252	20,521
	2012	$6.252	$7.127	20,478
	2013	$7.127	$9.585	16,666
	2014	$9.585	$10.712	5,466
	2015	$10.712	$11.657	5,336
	2016	$11.657	$11.713	5,329
Fidelity VIP Government Money Market Portfolio - Initial Class
	2016	$10.000	$9.892	11,921
FTVIP Franklin High Income VIP Fund - Class 2
	2007	$11.626	$11.721	0
	2008	$11.721	$8.816	0
	2009	$8.816	$12.350	1,495
	2010	$12.350	$13.731	1,325
	2011	$13.731	$14.095	2,368
	2012	$14.095	$15.989	793
	2013	$15.989	$16.925	793
	2014	$16.925	$16.610	793
	2015	$16.610	$14.818	792
	2016	$14.818	$17.013	792

	FOR THE YEAR ENDING DECEMBER 31	ACCUMULATION UNIT VALUE AT BEGINNING OF PERIOD	ACCUMULATION UNIT VALUE AT END OF PERIOD	NUMBER OF UNITS OUTSTANDING AT END OF PERIOD
FTVIP Franklin Income VIP Fund - Class 2
	2007	$12.991	$13.230	10,360
	2008	$13.230	$9.136	10,538
	2009	$9.136	$12.161	9,968
	2010	$12.161	$13.451	13,853
	2011	$13.451	$13.520	15,452
	2012	$13.520	$14.951	14,650
	2013	$14.951	$16.723	12,738
	2014	$16.723	$17.174	12,668
	2015	$17.174	$15.670	12,794
	2016	$15.670	$17.541	12,620
FTVIP Franklin Mutual Shares VIP Fund - Class 2
	2007	$13.789	$14.006	7,625
	2008	$14.006	$8.647	9,477
	2009	$8.647	$10.699	7,878
	2010	$10.699	$11.679	10,993
	2011	$11.679	$11.346	11,847
	2012	$11.346	$12.724	11,733
	2013	$12.724	$16.021	9,108
	2014	$16.021	$16.847	8,996
	2015	$16.847	$15.722	8,918
	2016	$15.722	$17.913	8,783
FTVIP Franklin Small Cap Value VIP Fund - Class 2
	2007	$12.993	$12.450	3,747
	2008	$12.450	$8.186	3,421
	2009	$8.186	$10.379	3,243
	2010	$10.379	$13.065	2,925
	2011	$13.065	$12.343	7,978
	2012	$12.343	$14.345	8,010
	2013	$14.345	$19.185	4,646
	2014	$19.185	$18.940	2,852
	2015	$18.940	$17.220	2,873
	2016	$17.220	$22.008	2,740
FTVIP Templeton Foreign VIP Fund - Class 2
	2007	$14.828	$16.804	1,254
	2008	$16.804	$9.835	2,151
	2009	$9.835	$13.231	1,914
	2010	$13.231	$14.081	1,561
	2011	$14.081	$12.353	3,273
	2012	$12.353	$14.337	2,461
	2013	$14.337	$17.307	1,575
	2014	$17.307	$15.099	1,598
	2015	$15.099	$13.859	1,620
	2016	$13.859	$14.582	1,636
Invesco V.I. American Franchise Fund - Series I
	2007	$5.079	$5.832	40,186
	2008	$5.832	$2.920	31,171
	2009	$2.920	$4.761	30,213
	2010	$4.761	$5.601	29,857
	2011	$5.601	$5.159	22,953
	2012	$5.159	$5.759	28,989
	2013	$5.759	$7.923	28,809
	2014	$7.923	$8.434	25,900
	2015	$8.434	$8.694	18,844
	2016	$8.694	$8.729	18,841

	FOR THE YEAR ENDING DECEMBER 31	ACCUMULATION UNIT VALUE AT BEGINNING OF PERIOD	ACCUMULATION UNIT VALUE AT END OF PERIOD	NUMBER OF UNITS OUTSTANDING AT END OF PERIOD
Invesco V.I. American Value Fund - Series I
	2007	$13.482	$14.272	15,630
	2008	$14.272	$8.225	9,207
	2009	$8.225	$11.240	8,374
	2010	$11.240	$13.488	7,483
	2011	$13.488	$13.364	8,830
	2012	$13.364	$15.388	7,417
	2013	$15.388	$20.283	5,789
	2014	$20.283	$21.853	2,865
	2015	$21.853	$19.494	2,857
	2016	$19.494	$22.103	2,863
Invesco V.I. Capital Appreciation Fund - Series I
	2007	$6.833	$7.513	13,008
	2008	$7.513	$4.241	7,570
	2009	$4.241	$5.041	7,134
	2010	$5.041	$5.715	6,820
	2011	$5.715	$5.167	6,142
	2012	$5.167	$5.929	0
Invesco V.I. Comstock Fund - Series I
	2007	$13.978	$13.440	25,584
	2008	$13.440	$8.487	22,981
	2009	$8.487	$10.730	20,191
	2010	$10.730	$12.216	19,902
	2011	$12.216	$11.772	22,674
	2012	$11.772	$13.778	22,024
	2013	$13.778	$18.392	20,480
	2014	$18.392	$19.749	12,184
	2015	$19.749	$18.227	12,033
	2016	$18.227	$20.989	11,978
Invesco V.I. Core Equity Fund - Series I
	2007	$10.780	$11.438	3,680
	2008	$11.438	$7.846	3,616
	2009	$7.846	$9.882	3,525
	2010	$9.882	$10.628	3,465
	2011	$10.628	$10.427	4,369
	2012	$10.427	$11.656	4,362
	2013	$11.656	$14.790	4,353
	2014	$14.790	$15.701	4,339
	2015	$15.701	$14.524	4,202
	2016	$14.524	$15.722	4,204
Invesco V.I. Diversified Dividend Fund - Series I
	2007	$11.795	$12.067	87,041
	2008	$12.067	$7.539	75,968
	2009	$7.539	$9.200	70,704
	2010	$9.200	$9.978	69,926
	2011	$9.978	$9.815	58,496
	2012	$9.815	$11.439	55,385
	2013	$11.439	$14.715	53,205
	2014	$14.715	$16.298	49,541
	2015	$16.298	$16.330	48,086
	2016	$16.330	$18.406	42,220

	FOR THE YEAR ENDING DECEMBER 31	ACCUMULATION UNIT VALUE AT BEGINNING OF PERIOD	ACCUMULATION UNIT VALUE AT END OF PERIOD	NUMBER OF UNITS OUTSTANDING AT END OF PERIOD
Invesco V.I. Equity and Income Fund - Series I
	2011	$10.000	$13.347	1,111
	2012	$13.347	$14.750	450
	2013	$14.750	$18.126	433
	2014	$18.126	$19.401	432
	2015	$19.401	$18.608	1,857
	2016	$18.608	$21.031	1,844
Invesco V.I. Global Core Equity Fund - Series I
	2011	$10.000	$9.945	17,073
	2012	$9.945	$11.104	14,279
	2013	$11.104	$13.354	13,613
	2014	$13.354	$13.200	12,334
	2015	$13.200	$12.773	12,182
	2016	$12.773	$13.394	11,476
Invesco V.I. Global Dividend Growth Fund - Series I
	2007	$14.852	$15.602	35,714
	2008	$15.602	$9.046	27,718
	2009	$9.046	$10.340	27,027
	2010	$10.340	$11.376	23,065
	2011	$11.376	$12.276	0
Invesco V.I. High Yield Fund - Series I
	2013	$10.000	$10.460	2,547
	2014	$10.460	$10.445	2,085
	2015	$10.445	$9.929	2,083
	2016	$9.929	$10.840	1,997
Invesco V.I. High Yield Securities Fund - Series I
	2007	$7.209	$7.371	4,922
	2008	$7.371	$5.563	3,226
	2009	$5.563	$7.894	3,434
	2010	$7.894	$8.541	3,731
	2011	$8.541	$8.552	2,890
	2012	$8.552	$9.977	2,549
	2013	$9.977	$10.322	0
Invesco V.I. Income Builder Fund - Series I
	2007	$13.879	$14.060	3,525
	2008	$14.060	$10.174	1,680
	2009	$10.174	$12.500	1,414
	2010	$12.500	$13.789	1,155
	2011	$13.789	$14.678	0
Invesco V.I. Mid Cap Core Equity Fund - Series I
	2007	$12.464	$13.402	608
	2008	$13.402	$9.404	457
	2009	$9.404	$12.021	1,690
	2010	$12.021	$13.466	1,578
	2011	$13.466	$12.377	1,688
	2012	$12.377	$13.480	458
	2013	$13.480	$17.046	457
	2014	$17.046	$17.476	457
	2015	$17.476	$16.464	456
	2016	$16.464	$18.335	456

	FOR THE YEAR ENDING DECEMBER 31	ACCUMULATION UNIT VALUE AT BEGINNING OF PERIOD	ACCUMULATION UNIT VALUE AT END OF PERIOD	NUMBER OF UNITS OUTSTANDING AT END OF PERIOD
Invesco V.I. Mid Cap Growth Fund - Series II
	2007	$12.485	$14.412	384
	2008	$14.412	$7.521	621
	2009	$7.521	$11.546	1,067
	2010	$11.546	$14.426	830
	2011	$14.426	$12.836	2,026
	2012	$12.836	$14.065	829
	2013	$14.065	$18.862	828
	2014	$18.862	$19.940	828
	2015	$19.940	$19.778	827
	2016	$19.778	$19.528	827
Invesco V.I. S&P 500 Index Fund - Series I
	2007	$9.586	$9.902	62,388
	2008	$9.902	$6.117	59,785
	2009	$6.117	$7.586	61,141
	2010	$7.586	$8.555	59,820
	2011	$8.555	$8.554	37,600
	2012	$8.554	$9.712	37,080
	2013	$9.712	$12.576	36,506
	2014	$12.576	$13.990	35,405
	2015	$13.990	$13.875	31,923
	2016	$13.875	$15.181	31,227
Morgan Stanley VIS - Global Infrastructure Portfolio - Class X
	2007	$10.028	$11.845	18,111
	2008	$11.845	$7.759	17,037
	2009	$7.759	$9.083	14,810
	2010	$9.083	$9.535	14,377
	2011	$9.535	$10.865	14,846
	2012	$10.865	$12.658	13,019
	2013	$12.658	$14.652	12,599
	2014	$14.652	$15.493	0
Morgan Stanley VIS Aggressive Equity Portfolio - Class X
	2007	$8.611	$10.114	22,855
	2008	$10.114	$5.077	17,393
	2009	$5.077	$8.446	15,134
	2010	$8.446	$10.449	14,803
	2011	$10.449	$9.506	14,163
	2012	$9.506	$10.437	9,933
	2013	$10.437	$11.079	0
Morgan Stanley VIS European Equity Portfolio - Class X
	2007	$12.306	$13.963	25,894
	2008	$13.963	$7.854	23,117
	2009	$7.854	$9.848	21,883
	2010	$9.848	$10.366	21,550
	2011	$10.366	$9.195	12,277
	2012	$9.195	$10.696	11,538
	2013	$10.696	$13.388	9,025
	2014	$13.388	$11.942	7,883
	2015	$11.942	$11.117	5,268
	2016	$11.117	$10.636	5,299
Morgan Stanley VIS Global Advantage Portfolio - Class X
	2007	$9.185	$10.556	11,447
	2008	$10.556	$5.820	11,400
	2009	$5.820	$5.559	0

	FOR THE YEAR ENDING DECEMBER 31	ACCUMULATION UNIT VALUE AT BEGINNING OF PERIOD	ACCUMULATION UNIT VALUE AT END OF PERIOD	NUMBER OF UNITS OUTSTANDING AT END OF PERIOD
Morgan Stanley VIS Income Plus Portfolio - Class X
	2007	$13.407	$13.948	33,898
	2008	$13.948	$12.471	22,190
	2009	$12.471	$15.006	26,084
	2010	$15.006	$16.098	23,134
	2011	$16.098	$16.595	16,006
	2012	$16.595	$18.586	12,688
	2013	$18.586	$18.432	18,302
	2014	$18.432	$19.503	9,019
	2015	$19.503	$18.745	7,277
	2016	$18.745	$19.706	3,564
Morgan Stanley VIS Limited Duration Portfolio - Class X
	2007	$11.041	$11.157	18,737
	2008	$11.157	$9.319	8,724
	2009	$9.319	$9.676	10,174
	2010	$9.676	$9.722	10,070
	2011	$9.722	$9.807	6,037
	2012	$9.807	$9.948	5,414
	2013	$9.948	$9.804	5,918
	2014	$9.804	$9.733	6,147
	2015	$9.733	$9.540	6,131
	2016	$9.540	$9.842	6,147
Morgan Stanley VIS Money Market Portfolio - Class X
	2007	$10.357	$10.667	10,558
	2008	$10.667	$10.728	38,951
	2009	$10.728	$10.534	25,961
	2010	$10.534	$10.342	23,762
	2011	$10.342	$10.154	27,679
	2012	$10.154	$9.969	26,625
	2013	$9.969	$9.787	18,407
	2014	$9.787	$9.609	15,843
	2015	$9.609	$9.433	12,717
	2016	$9.433	$9.377	0
Morgan Stanley VIS Multi Cap Growth Portfolio - Class X
	2007	$8.030	$9.422	130,938
	2008	$9.422	$4.844	110,932
	2009	$4.844	$8.147	102,078
	2010	$8.147	$10.218	91,584
	2011	$10.218	$9.354	69,636
	2012	$9.354	$10.318	58,841
	2013	$10.318	$15.271	60,774
	2014	$15.271	$15.847	55,368
	2015	$15.847	$16.894	54,629
	2016	$16.894	$16.021	53,771
Morgan Stanley VIS Strategist Portfolio - Class X
	2007	$12.037	$12.836	47,835
	2008	$12.836	$9.578	35,254
	2009	$9.578	$11.259	31,601
	2010	$11.259	$11.806	32,815
	2011	$11.806	$10.667	22,470
	2012	$10.667	$11.194	20,315
	2013	$11.194	$11.921	0

	FOR THE YEAR ENDING DECEMBER 31	ACCUMULATION UNIT VALUE AT BEGINNING OF PERIOD	ACCUMULATION UNIT VALUE AT END OF PERIOD	NUMBER OF UNITS OUTSTANDING AT END OF PERIOD
Putnam VT Growth and Income Fund - Class IB
	2007	$11.799	$10.882	4,083
	2008	$10.882	$6.549	5,121
	2009	$6.549	$8.345	5,037
	2010	$8.345	$9.370	5,040
	2011	$9.370	$8.772	5,036
	2012	$8.772	$10.258	5,029
	2013	$10.258	$13.663	4,935
	2014	$13.663	$14.852	4,295
	2015	$14.852	$13.483	4,292
	2016	$13.483	$15.224	4,294
Putnam VT Growth Opportunities Fund - Class IB
	2016	$10.000	$10.052	505
Putnam VT International Equity Fund - Class IB
	2007	$12.442	$13.235	11,301
	2008	$13.235	$7.282	11,667
	2009	$7.282	$8.909	10,162
	2010	$8.909	$9.623	10,328
	2011	$9.623	$7.847	17,950
	2012	$7.847	$9.391	17,299
	2013	$9.391	$11.806	18,365
	2014	$11.806	$10.804	8,829
	2015	$10.804	$10.621	8,642
	2016	$10.621	$10.171	9,015
Putnam VT Small Cap Value Fund - Class IB
	2007	$16.041	$13.742	547
	2008	$13.742	$8.180	458
	2009	$8.180	$10.562	460
	2010	$10.562	$13.063	449
	2011	$13.063	$12.218	449
	2012	$12.218	$14.090	446
	2013	$14.090	$19.311	438
	2014	$19.311	$19.608	439
	2015	$19.608	$18.433	439
	2016	$18.433	$23.071	429
Putnam VT Voyager Fund - Class IB
	2007	$6.560	$6.795	657
	2008	$6.795	$4.200	576
	2009	$4.200	$6.758	2,264
	2010	$6.758	$8.013	2,253
	2011	$8.013	$6.463	516
	2012	$6.463	$7.247	542
	2013	$7.247	$10.224	534
	2014	$10.224	$11.013	488
	2015	$11.013	$10.150	478
	2016	$10.150	$10.169	0

	FOR THE YEAR ENDING DECEMBER 31	ACCUMULATION UNIT VALUE AT BEGINNING OF PERIOD	ACCUMULATION UNIT VALUE AT END OF PERIOD	NUMBER OF UNITS OUTSTANDING AT END OF PERIOD
UIF Emerging Markets Equity Portfolio, Class I
	2007	$21.627	$29.816	5,908
	2008	$29.816	$12.695	2,353
	2009	$12.695	$21.167	2,037
	2010	$21.167	$24.733	2,724
	2011	$24.733	$19.857	4,180
	2012	$19.857	$23.381	3,713
	2013	$23.381	$22.717	4,321
	2014	$22.717	$21.299	1,473
	2015	$21.299	$18.673	1,442
	2016	$18.673	$19.567	1,454
UIF Global Infrastructure - Class I
	2014	$10.000	$16.630	11,459
	2015	$16.630	$14.080	11,472
	2016	$14.080	$15.933	8,158
UIF Global Strategist Portfolio, Class I
	2007	$12.285	$13.817	8,078
	2008	$13.817	$7.511	5,632
	2009	$7.511	$9.772	8,053
	2010	$9.772	$10.138	8,345
	2011	$10.138	$9.586	5,969
	2012	$9.586	$10.713	4,928
	2013	$10.713	$12.194	34,413
	2014	$12.194	$12.228	32,360
	2015	$12.228	$11.236	32,178
	2016	$11.236	$11.646	27,828
UIF Growth Portfolio, Class I
	2007	$7.628	$9.128	17,110
	2008	$9.128	$4.553	18,805
	2009	$4.553	$7.399	18,584
	2010	$7.399	$8.925	18,304
	2011	$8.925	$8.516	18,243
	2012	$8.516	$9.562	18,170
	2013	$9.562	$13.899	17,968
	2014	$13.899	$14.512	18,613
	2015	$14.512	$15.989	18,554
	2016	$15.989	$15.440	18,358
UIF Mid Cap Growth Portfolio, Class I
	2007	$15.018	$18.083	6,969
	2008	$18.083	$9.449	5,402
	2009	$9.449	$14.625	3,616
	2010	$14.625	$18.996	2,557
	2011	$18.996	$17.321	6,870
	2012	$17.321	$18.480	7,001
	2013	$18.480	$24.942	4,075
	2014	$24.942	$24.967	2,166
	2015	$24.967	$23.064	1,779
	2016	$23.064	$20.654	1,854

	FOR THE YEAR ENDING DECEMBER 31	ACCUMULATION UNIT VALUE AT BEGINNING OF PERIOD	ACCUMULATION UNIT VALUE AT END OF PERIOD	NUMBER OF UNITS OUTSTANDING AT END OF PERIOD
UIF U.S. Real Estate Portfolio, Class I
	2007	$31.765	$25.856	7,275
	2008	$25.856	$15.763	4,752
	2009	$15.763	$19.861	5,211
	2010	$19.861	$25.339	4,471
	2011	$25.339	$26.348	3,324
	2012	$26.348	$29.960	2,564
	2013	$29.960	$30.015	2,644
	2014	$30.015	$38.223	2,648
	2015	$38.223	$38.336	2,548
	2016	$38.336	$40.200	2,433
*The Accumulation Unit Values in this table reflect a mortality and expense risk charge of 1.75% and an administrative expense charge of 0.10%.

Morgan Stanley Variable Annuity II - SAI
ACCUMULATION UNIT VALUE AND NUMBER OF ACCUMULATION UNITS OUTSTANDING FOR EACH VARIABLE SUB-ACCOUNT* WITH THE LONGEVITY REWARD RIDER, ENHANCED EARNINGS DEATH BENEFIT OPTION AND INCOME AND DEATH BENEFIT COMBINATION OPTION 2
Mortality & Expense = 1.88

	FOR THE YEAR ENDING DECEMBER 31	ACCUMULATION UNIT VALUE AT BEGINNING OF PERIOD	ACCUMULATION UNIT VALUE AT END OF PERIOD	NUMBER OF UNITS OUTSTANDING AT END OF PERIOD
AB VPS Growth & Income Portfolio - Class B
	2007	$12.881	$13.241	7,338
	2008	$13.241	$7.698	6,768
	2009	$7.698	$9.083	6,050
	2010	$9.083	$10.045	5,321
	2011	$10.045	$10.446	4,335
	2012	$10.446	$12.007	4,334
	2013	$12.007	$15.844	4,333
	2014	$15.844	$16.977	4,332
	2015	$16.977	$16.881	3,745
	2016	$16.881	$18.383	3,061
AB VPS Growth Portfolio - Class B
	2007	$8.211	$9.069	0
	2008	$9.069	$5.103	0
	2009	$5.103	$6.648	0
	2010	$6.648	$7.482	0
	2011	$7.482	$7.406	1,111
	2012	$7.406	$8.247	1,099
	2013	$8.247	$10.812	1,033
	2014	$10.812	$11.974	955
	2015	$11.974	$12.775	0
	2016	$12.775	$12.632	0
AB VPS Large Cap Growth Portfolio - Class B
	2007	$7.587	$8.450	0
	2008	$8.450	$4.985	0
	2009	$4.985	$6.701	0
	2010	$6.701	$7.215	0
	2011	$7.215	$6.843	0
	2012	$6.843	$7.790	0
	2013	$7.790	$10.463	0
	2014	$10.463	$11.677	0
	2015	$11.677	$12.691	0
	2016	$12.691	$12.736	0
Fidelity VIP Government Money Market Portfolio - Initial Class
	2016	$10.000	$9.883	0
FTVIP Franklin High Income VIP Fund - Class 2
	2007	$11.584	$11.664	0
	2008	$11.664	$8.762	0
	2009	$8.762	$12.258	0
	2010	$12.258	$13.611	0
	2011	$13.611	$13.954	815
	2012	$13.954	$15.808	782
	2013	$15.808	$16.712	864
	2014	$16.712	$16.380	912
	2015	16.380	14.594	0
	2016	$14.594	$16.734	0

	FOR THE YEAR ENDING DECEMBER 31	ACCUMULATION UNIT VALUE AT BEGINNING OF PERIOD	ACCUMULATION UNIT VALUE AT END OF PERIOD	NUMBER OF UNITS OUTSTANDING AT END OF PERIOD
FTVIP Franklin Income VIP Fund - Class 2
	2007	$12.947	$13.168	3,748
	2008	$13.168	$9.081	3,747
	2009	$9.081	$12.072	3,745
	2010	$12.072	$13.336	3,743
	2011	$13.336	$13.387	5,539
	2012	$13.387	$14.784	5,482
	2013	$14.784	$16.515	5,055
	2014	$16.515	$16.939	4,582
	2015	$16.939	$15.435	1,606
	2016	$15.435	$17.255	1,097
FTVIP Franklin Mutual Shares VIP Fund - Class 2
	2007	$13.740	$13.937	0
	2008	$13.937	$8.593	0
	2009	$8.593	$10.619	0
	2010	$10.619	$11.577	0
	2011	$11.577	$11.232	0
	2012	$11.232	$12.580	0
	2013	$12.580	$15.819	0
	2014	$15.819	$16.613	0
	2015	$16.613	$15.483	0
	2016	$15.483	$17.618	0
FTVIP Franklin Small Cap Value VIP Fund - Class 2
	2007	$12.965	$12.407	0
	2008	$12.407	$8.147	0
	2009	$8.147	$10.316	0
	2010	$10.316	$12.969	0
	2011	$12.969	$12.237	341
	2012	$12.237	$14.202	336
	2013	$14.202	$18.969	292
	2014	$18.969	$18.704	311
	2015	$18.704	$16.982	0
	2016	$16.982	$21.677	0
FTVIP Templeton Foreign VIP Fund - Class 2
	2007	$14.774	$16.722	0
	2008	$16.722	$9.774	0
	2009	$9.774	$13.132	0
	2010	$13.132	$13.957	0
	2011	$13.957	$12.228	442
	2012	$12.228	$14.174	450
	2013	$14.174	$17.088	428
	2014	$17.088	$14.888	493
	2015	$14.888	$13.648	0
	2016	$13.648	$14.342	0
Invesco V.I. American Franchise Fund - Series I
	2007	$6.113	$7.009	0
	2008	$7.009	$3.505	0
	2009	$3.505	$5.707	0
	2010	$5.707	$6.706	0
	2011	$6.706	$6.169	0
	2012	$6.169	$6.878	0
	2013	$6.878	$9.449	0
	2014	$9.449	$10.046	0
	2015	$10.046	$10.342	0
	2016	$10.342	$10.370	0

	FOR THE YEAR ENDING DECEMBER 31	ACCUMULATION UNIT VALUE AT BEGINNING OF PERIOD	ACCUMULATION UNIT VALUE AT END OF PERIOD	NUMBER OF UNITS OUTSTANDING AT END OF PERIOD
Invesco V.I. American Value Fund - Series I
	2007	$14.041	$14.844	3,873
	2008	$14.844	$8.544	3,359
	2009	$8.544	$11.660	3,359
	2010	$11.660	$13.974	3,359
	2011	$13.974	$13.827	3,359
	2012	$13.827	$15.902	3,359
	2013	$15.902	$20.932	3,359
	2014	$20.932	$22.523	3,359
	2015	$22.523	$20.066	3,359
	2016	$20.066	$22.721	2,691
Invesco V.I. Capital Appreciation Fund - Series I
	2007	$8.147	$8.945	1,986
	2008	$8.945	$5.043	0
	2009	$5.043	$5.986	0
	2010	$5.986	$6.778	0
	2011	$6.778	$6.120	0
	2012	$6.120	$7.020	0
Invesco V.I. Comstock Fund - Series I
	2007	$13.894	$13.342	547
	2008	$13.342	$8.414	0
	2009	$8.414	$10.623	0
	2010	$10.623	$12.079	0
	2011	$12.079	$11.625	482
	2012	$11.625	$13.588	461
	2013	$13.588	$18.115	407
	2014	$18.115	$19.426	394
	2015	$19.426	$17.906	0
	2016	$17.906	$20.593	0
Invesco V.I. Core Equity Fund - Series I
	2007	$10.771	$11.413	2,558
	2008	$11.413	$7.819	2,558
	2009	$7.819	$9.835	2,558
	2010	$9.835	$10.563	2,558
	2011	$10.563	$10.350	2,558
	2012	$10.350	$11.555	2,558
	2013	$11.555	$14.643	2,558
	2014	$14.643	$15.525	2,558
	2015	$15.525	$14.342	2,558
	2016	$14.342	$15.505	2,083
Invesco V.I. Diversified Dividend Fund - Series I
	2007	$11.787	$12.043	15,134
	2008	$12.043	$7.514	14,330
	2009	$7.514	$9.158	13,196
	2010	$9.158	$9.919	13,029
	2011	$9.919	$9.745	13,452
	2012	$9.745	$11.342	13,275
	2013	$11.342	$14.571	13,123
	2014	$14.571	$16.118	12,990
	2015	$16.118	$16.129	12,427
	2016	$16.129	$18.156	10,620

	FOR THE YEAR ENDING DECEMBER 31	ACCUMULATION UNIT VALUE AT BEGINNING OF PERIOD	ACCUMULATION UNIT VALUE AT END OF PERIOD	NUMBER OF UNITS OUTSTANDING AT END OF PERIOD
Invesco V.I. Equity and Income Fund - Series I
	2011	$10.000	$13.493	8,960
	2012	$13.493	$14.891	8,960
	2013	$14.891	$18.276	8,960
	2014	$18.276	$19.537	8,960
	2015	$19.537	$18.714	8,960
	2016	$18.714	$21.124	7,324
Invesco V.I. Global Core Equity Fund - Series I
	2011	$10.000	$9.840	4,242
	2012	$9.840	$10.973	4,280
	2013	$10.973	$13.179	4,248
	2014	$13.179	$13.009	4,279
	2015	$13.009	$12.573	3,273
	2016	$12.573	$13.167	2,781
Invesco V.I. Global Dividend Growth Fund - Series I
	2007	$14.791	$15.518	3,768
	2008	$15.518	$8.985	3,273
	2009	$8.985	$10.258	3,273
	2010	$10.258	$11.270	3,273
	2011	$11.270	$12.157	0
Invesco V.I. High Yield Fund - Series I
	2013	$10.000	$11.743	1,471
	2014	$11.743	$11.711	1,471
	2015	$11.711	$11.118	1,471
	2016	$11.118	$12.123	1,202
Invesco V.I. High Yield Securities Fund - Series I
	2007	$8.167	$8.340	1,471
	2008	$8.340	$6.286	1,471
	2009	$6.286	$8.908	1,471
	2010	$8.908	$9.626	1,471
	2011	$9.626	$9.626	1,471
	2012	$9.626	$11.216	1,471
	2013	$11.216	$11.599	0
Invesco V.I. Income Builder Fund - Series I
	2007	$14.123	$14.288	8,960
	2008	$14.288	$10.325	8,960
	2009	$10.325	$12.670	8,960
	2010	$12.670	$13.958	8,960
	2011	$13.958	$14.852	0
Invesco V.I. Mid Cap Core Equity Fund - Series I
	2007	$12.417	$13.335	0
	2008	$13.335	$9.345	0
	2009	$9.345	$11.930	0
	2010	$11.930	$13.346	0
	2011	$13.346	$12.251	221
	2012	$12.251	$13.326	233
	2013	$13.326	$16.829	219
	2014	$16.829	$17.231	222
	2015	$17.231	$16.212	0
	2016	$16.212	$18.031	0

	FOR THE YEAR ENDING DECEMBER 31	ACCUMULATION UNIT VALUE AT BEGINNING OF PERIOD	ACCUMULATION UNIT VALUE AT END OF PERIOD	NUMBER OF UNITS OUTSTANDING AT END OF PERIOD
Invesco V.I. Mid Cap Growth Fund - Series II
	2007	$12.438	$14.339	0
	2008	$14.339	$7.474	0
	2009	$7.474	$11.458	0
	2010	$11.458	$14.297	0
	2011	$14.297	$12.705	0
	2012	$12.705	$13.903	0
	2013	$13.903	$18.620	0
	2014	$18.620	$19.659	0
	2015	$19.659	$19.475	0
	2016	$19.475	$19.203	0
Invesco V.I. S&P 500 Index Fund - Series I
	2007	$10.305	$10.631	1,223
	2008	$10.631	$6.559	4,781
	2009	$6.559	$8.124	4,144
	2010	$8.124	$9.149	0
	2011	$9.149	$9.136	0
	2012	$9.136	$10.359	0
	2013	$10.359	$13.397	0
	2014	$13.397	$14.884	0
	2015	$14.884	$14.742	0
	2016	$14.742	$16.109	0
Morgan Stanley VIS - Global Infrastructure Portfolio - Class X
	2007	$10.068	$11.877	478
	2008	$11.877	$7.769	439
	2009	$7.769	$9.084	391
	2010	$9.084	$9.523	349
	2011	$9.523	$10.837	1,097
	2012	$10.837	$12.610	1,021
	2013	$12.610	$14.577	1,020
	2014	$14.577	$15.408	0
Morgan Stanley VIS Aggressive Equity Portfolio - Class X
	2007	$9.398	$11.025	1,245
	2008	$11.025	$5.527	303
	2009	$5.527	$9.183	0
	2010	$9.183	$11.346	0
	2011	$11.346	$10.308	0
	2012	$10.308	$11.303	0
	2013	$11.303	$11.993	0
Morgan Stanley VIS European Equity Portfolio - Class X
	2007	$12.296	$13.934	5,556
	2008	$13.934	$7.827	4,881
	2009	$7.827	$9.801	4,762
	2010	$9.801	$10.304	4,661
	2011	$10.304	$9.128	4,567
	2012	$9.128	$10.605	4,470
	2013	$10.605	$13.256	4,389
	2014	$13.256	$11.809	4,315
	2015	$11.809	$10.978	4,244
	2016	$10.978	$10.490	3,549
Morgan Stanley VIS Global Advantage Portfolio - Class X
	2007	$9.939	$11.408	732
	2008	$11.408	$6.281	0
	2009	$6.281	$5.997	0

	FOR THE YEAR ENDING DECEMBER 31	ACCUMULATION UNIT VALUE AT BEGINNING OF PERIOD	ACCUMULATION UNIT VALUE AT END OF PERIOD	NUMBER OF UNITS OUTSTANDING AT END OF PERIOD
Morgan Stanley VIS Income Plus Portfolio - Class X
	2007	$12.816	$13.315	658
	2008	$13.315	$11.889	29
	2009	$11.889	$14.288	0
	2010	$14.288	$15.307	0
	2011	$15.307	$15.760	0
	2012	$15.760	$17.627	0
	2013	$17.627	$17.459	0
	2014	$17.459	$18.450	0
	2015	$18.450	$17.709	0
	2016	$17.709	$18.593	0
Morgan Stanley VIS Limited Duration Portfolio - Class X
	2007	$10.868	$10.968	0
	2008	$10.968	$9.149	0
	2009	$9.149	$9.487	0
	2010	$9.487	$9.520	0
	2011	$9.520	$9.591	0
	2012	$9.591	$9.716	0
	2013	$9.716	$9.563	0
	2014	$9.563	$9.481	0
	2015	$9.481	$9.281	0
	2016	$9.281	$9.562	0
Morgan Stanley VIS Money Market Portfolio - Class X
	2007	$10.226	$10.518	1,350
	2008	$10.518	$10.565	513
	2009	$10.565	$10.360	452
	2010	$10.360	$10.158	391
	2011	$10.158	$9.960	328
	2012	$9.960	$9.766	265
	2013	$9.766	$9.575	200
	2014	$9.575	$9.388	134
	2015	$9.388	$9.205	70
	2016	$9.205	$9.146	0
Morgan Stanley VIS Multi Cap Growth Portfolio - Class X
	2007	$8.705	$10.201	15,080
	2008	$10.201	$5.238	14,112
	2009	$5.238	$8.798	13,279
	2010	$8.798	$11.020	13,176
	2011	$11.020	$10.076	13,886
	2012	$10.076	$11.100	13,776
	2013	$11.100	$16.406	12,944
	2014	$16.406	$17.002	12,368
	2015	$17.002	$18.103	11,193
	2016	$18.103	$17.144	9,710
Morgan Stanley VIS Strategist Portfolio - Class X
	2007	$12.565	$13.381	5,925
	2008	$13.381	$9.972	4,474
	2009	$9.972	$11.707	1,580
	2010	$11.707	$12.259	676
	2011	$12.259	$11.062	589
	2012	$11.062	$11.594	500
	2013	$11.594	$12.342	0

	FOR THE YEAR ENDING DECEMBER 31	ACCUMULATION UNIT VALUE AT BEGINNING OF PERIOD	ACCUMULATION UNIT VALUE AT END OF PERIOD	NUMBER OF UNITS OUTSTANDING AT END OF PERIOD
Putnam VT Growth and Income Fund - Class IB
	2007	$11.886	$10.948	638
	2008	$10.948	$6.579	0
	2009	$6.579	$8.373	0
	2010	$8.373	$9.390	0
	2011	$9.390	$8.779	0
	2012	$8.779	$10.253	0
	2013	$10.253	$13.639	0
	2014	$13.639	$14.806	0
	2015	$14.806	$13.423	0
	2016	$13.423	$15.137	0
Putnam VT Growth Opportunities Fund - Class IB
	2016	$10.000	$10.050	0
Putnam VT International Equity Fund - Class IB
	2007	$12.812	$13.610	0
	2008	$13.610	$7.478	0
	2009	$7.478	$9.138	0
	2010	$9.138	$9.857	0
	2011	$9.857	$8.028	502
	2012	$8.028	$9.595	492
	2013	$9.595	$12.047	461
	2014	$12.047	$11.010	502
	2015	$11.010	$10.810	0
	2016	$10.810	$10.338	0
Putnam VT Small Cap Value Fund - Class IB
	2007	$15.944	$13.641	0
	2008	$13.641	$8.109	0
	2009	$8.109	$10.457	0
	2010	$10.457	$12.916	0
	2011	$12.916	$12.065	0
	2012	$12.065	$13.896	0
	2013	$13.896	$19.020	0
	2014	$19.020	$19.288	0
	2015	$19.288	$18.108	0
	2016	$18.108	$22.635	0
Putnam VT Voyager Fund - Class IB
	2007	$7.324	$7.576	1,055
	2008	$7.576	$4.677	0
	2009	$4.677	$7.514	0
	2010	$7.514	$8.899	0
	2011	$8.899	$7.168	0
	2012	$7.168	$8.027	0
	2013	$8.027	$11.311	0
	2014	$11.311	$12.167	0
	2015	$12.167	$11.199	0
	2016	$11.199	$11.208	0

	FOR THE YEAR ENDING DECEMBER 31	ACCUMULATION UNIT VALUE AT BEGINNING OF PERIOD	ACCUMULATION UNIT VALUE AT END OF PERIOD	NUMBER OF UNITS OUTSTANDING AT END OF PERIOD
UIF Emerging Markets Equity Portfolio, Class I
	2007	$24.404	$33.601	483
	2008	$33.601	$14.288	203
	2009	$14.288	$23.792	0
	2010	$23.792	$27.764	0
	2011	$27.764	$22.261	718
	2012	$22.261	$26.178	727
	2013	$26.178	$25.401	842
	2014	$25.401	$23.785	922
	2015	$23.785	$20.825	0
	2016	$20.825	$21.794	0
UIF Global Infrastructure - Class I
	2014	$10.000	$16.524	918
	2015	$16.524	$13.971	205
	2016	$13.971	$15.790	0
UIF Global Strategist Portfolio, Class I
	2007	$12.639	$14.198	0
	2008	$14.198	$7.707	0
	2009	$7.707	$10.014	0
	2010	$10.014	$10.376	0
	2011	$10.376	$9.799	701
	2012	$9.799	$10.936	711
	2013	$10.936	$12.432	1,183
	2014	$12.432	$12.451	1,120
	2015	$12.451	$11.426	292
	2016	$11.426	$11.827	228
UIF Growth Portfolio, Class I
	2007	$8.667	$10.357	847
	2008	$10.357	$5.159	0
	2009	$5.159	$8.374	0
	2010	$8.374	$10.087	0
	2011	$10.087	$9.613	0
	2012	$9.613	$10.779	0
	2013	$10.779	$15.648	0
	2014	$15.648	$16.317	0
	2015	$16.317	$17.956	0
	2016	$17.956	$17.316	0
UIF Mid Cap Growth Portfolio, Class I
	2007	$14.928	$17.950	385
	2008	$17.950	$9.368	0
	2009	$9.368	$14.480	0
	2010	$14.480	$18.784	0
	2011	$18.784	$17.105	619
	2012	$17.105	$18.226	687
	2013	$18.226	$24.567	611
	2014	$24.567	$24.559	618
	2015	$24.559	$22.658	0
	2016	$22.658	$20.264	0

	FOR THE YEAR ENDING DECEMBER 31	ACCUMULATION UNIT VALUE AT BEGINNING OF PERIOD	ACCUMULATION UNIT VALUE AT END OF PERIOD	NUMBER OF UNITS OUTSTANDING AT END OF PERIOD
UIF U.S. Real Estate Portfolio, Class I
	2007	$29.401	$23.901	280
	2008	$23.901	$14.551	0
	2009	$14.551	$18.311	0
	2010	$18.311	$23.331	0
	2011	$23.331	$24.229	297
	2012	$24.229	$27.514	287
	2013	$27.514	$27.529	331
	2014	$27.529	$35.011	278
	2015	$35.011	$35.070	0
	2016	$35.070	$36.727	0
*The Accumulation Unit Values in this table reflect a mortality and expense risk charge of 1.88% and an administrative expense charge of 0.10%.

Morgan Stanley Variable Annuity 3
Statement of Additional Information
Dated May 1, 2017
Allstate Life Insurance Company
Allstate Financial Advisors Separate Account I P.O. Box 758565
Topeka, KS 66675-8565
1 (800) 457-7617
The Contracts are no longer offered for sale.
This Statement of Additional Information supplements the information in the prospectus for the Variable Annuity 3 Contracts. This Statement of Additional Information is not a prospectus. You should read it with the prospectus, dated May 1, 2017 , for the Contract. You may obtain a prospectus by calling or writing us at the address or telephone number listed above, or by calling or writing your Morgan Stanley Financial Advisor.
Except as otherwise noted, this Statement of Additional Information uses the same defined terms as the prospectus for the Morgan Stanley Variable Annuity 3 Contracts.

ADDITIONS, DELETIONS OR SUBSTITUTIONS OF INVESTMENTS
We may add, delete, or substitute the Portfolio shares held by any Variable Sub-Account to the extent the law permits. We may substitute shares of any Portfolio with those of another Portfolio of the same or different mutual Portfolio fund if the shares of the Portfolio are no longer available for investment or if we believe investment in any Portfolio would become inappropriate in view of the purposes of the Variable Account.
We will not substitute shares attributable to a Contract owner's interest in a Variable Sub-Account until we have notified the Contract owner of the change, and until the Securities and Exchange Commission has approved the change, to the extent such notification and approval are required by law. Nothing contained in this Statement of Additional Information shall prevent the Variable Account from purchasing other securities for other series or classes of contracts or from effecting a conversion between series or classes of contracts on the basis of requests made by Contract owners.
We also may establish additional Variable Sub-Accounts or series of Variable Sub-Accounts. Each additional Variable Sub-Account would purchase shares in a new Portfolio of the same or different mutual fund. We may establish new Variable Sub-Accounts when we believe marketing needs or investment conditions warrant. We determine the basis on which we will offer any new Variable Sub-Accounts in conjunction with the Contract to existing Contract owners. We may eliminate one or more Variable Sub-Accounts if, in our sole discretion, marketing, tax or investment conditions so warrant.
We may, by appropriate endorsement, change the Contract as we believe necessary or appropriate to reflect any substitution or change in the Portfolios. If we believe the best interests of persons having voting rights under the Contracts would be served, we may operate the Variable Account as a management company under the Investment Company Act of 1940 or we may withdraw its registration under such Act if such registration is no longer required.
THE CONTRACT
The Contract is primarily designed to aid individuals in long-term financial planning. You can use it for retirement planning regardless of whether the retirement plan qualifies for special federal income tax treatment.
PURCHASE OF CONTRACTS
Morgan Stanley & Co. LLC is the principal underwriter and distributor of the Contracts. The Contracts are no longer sold to new customers, however, existing customers can continue to hold the Contracts and make additional purchase payments. The Contracts were distributed exclusively by Morgan Stanley & Co. LLC ("MS&Co) and its affiliates to its clients. MS&Co also serves as the principal underwriter of the Contracts. MS&Co is a member of the New York Stock Exchange and the Financial Industry Regulatory Authority, and is located at 1585 Broadway, New York, New York 10036.
MS&Co does not receive compensation for its role as principal underwriter. However, we pay commissions to MS&Co on purchase payments made to the Contracts, up to a maximum sales commission of 6.0% of purchase payments and a sales administration expense charge of up to 0.75%. In addition, we pay ongoing annual compensation of up to 1.4% of Contract Value. To compensate MS&Co for the costs of distribution, insurance licensing, due diligence and other home office services, we pay MS&Co an additional percentage of purchase payments not exceeding 0.80% and a percentage of Contract Value not exceeding 0.20%. Commissions and annual compensation, when combined, could exceed 8.5% of total premium payments. Individual representatives receive a portion of compensation paid to MS&Co in accordance with MS&Co's practices. We also make additional payments to MS&Co for promotional marketing and educational expenses and to reimburse certain expenses of registered representatives relating to sales of Contracts. In addition, MS&Co may pay annually to its representatives, from its profits, a persistency bonus that will take into account, among other things, the length of time purchase payments have been held under the Contract and Contract Value.
Effective June 1, 2009, Morgan Stanley and Citigroup Inc. ("Citi") established a new broker dealer, Morgan Stanley Smith Barney LLC ("MSSB"), as part of a joint venture that included the Global Wealth Management Group within MS&Co. In furtherance of this joint venture, effective June 1, 2009, Morgan Stanley Smith Barney LLC was added as an additional party to the General Agency/Selling Agreement related to sales of the Contracts through the Morgan Stanley channel of MSSB. Compensation amounts previously paid to MS&Co are now paid to MSSB. The offering of the Contracts is continuous.
For the Variable Account, we paid commissions to Morgan Stanley & Co. LLC of $9,011,901, $12,774,163 and $14,232,285 for the years 2014, 2015 and 2016 respectively.
CALCULATION OF ACCUMULATION UNIT VALUES
The value of Accumulation Units will change each Valuation Period according to the investment performance of the Portfolio shares purchased by each Variable Sub-Account and the deduction of certain expenses and charges. A "Valuation Period" is the period from the end of one Valuation Date and continues to the end of the next Valuation Date. A Valuation Date ends at the close of regular trading on the New York Stock Exchange (currently 3:00 p.m. Central Time).
The Accumulation Unit Value of a Variable Sub-Account for any Valuation Period equals the Accumulation Unit Value as of the immediately preceding Valuation Period, multiplied by the Net Investment Factor (described below) for that Variable Sub-Account for the current Valuation Period.

NET INVESTMENT FACTOR
The Net Investment Factor for a Valuation Period is a number representing the change, since the last Valuation Period, in the value of Variable Sub-Account assets per Accumulation Unit due to investment income, realized or unrealized capital gain or loss, deductions for taxes, if any, and deductions for the mortality and expense risk charge and administrative expense charge. We determine the Net Investment Factor for each Variable Sub-Account for any Valuation Period by dividing (A) by (B) and subtracting (C) from the result, where:

(A)	is the sum of:

(1)	the net asset value per share of the Portfolio underlying the Variable Sub-Account determined at the end of the current Valuation Period; plus,

(2)	the per share amount of any dividend or capital gain distributions made by the Portfolio underlying the Variable Sub-Account during the current Valuation Period;

(B)	is the net asset value per share of the Portfolio underlying the Variable Sub-Account determined as of the end of the immediately preceding Valuation Period; and

(C)
is the annualized mortality and expense risk and administrative expense charges divided by the number of days in the current calendar year and then multiplied by the number of calendar days in the current Valuation Period.

CALCULATION OF VARIABLE AMOUNT INCOME PAYMENTS
We calculate the amount of the first variable income payment under an Income Plan by applying the Contract Value allocated to each Variable Sub-Account less any applicable premium tax charge deducted at the time, to the income payment tables in the Contract. We divide the amount of the first variable annuity income payment by the Variable Sub-Account's then current Annuity Unit value to determine the number of annuity units ("Annuity Units") upon which later income payments will be based. To determine income payments after the first, we simply multiply the number of Annuity Units determined in this manner for each Variable Sub-Account by the then current Annuity Unit value ("Annuity Unit Value") for that Variable Sub-Account.
CALCULATION OF ANNUITY UNIT VALUES
Annuity Units in each Variable Sub-Account are valued separately and Annuity Unit Values will depend upon the investment experience of the particular Portfolio in which the Variable Sub-Account invests. We calculate the Annuity Unit Value for each Variable Sub-Account at the end of any Valuation Period by:

•
multiplying the Annuity Unit Value at the end of the immediately preceding Valuation Period by the Variable Sub-Account's Net Investment Factor (described in the preceding section) for the Period; and then

•	dividing the product by the sum of 1.0 plus the assumed investment rate for the Valuation Period.
The assumed investment rate adjusts for the interest rate assumed in the income payment tables used to determine the dollar amount of the first variable income payment, and is at an effective annual rate which is disclosed in the Contract.
We determine the amount of the first variable income payment paid under an Income Plan using the income payment tables set out in the Contracts. The Contracts include tables that differentiate on the basis of sex, except in states that require the use of unisex tables.
GENERAL MATTERS
INCONTESTABILITY
We will not contest the Contract after we issue it.
SETTLEMENTS
The Contract must be returned to us prior to any settlement. We must receive due proof of the Contract owner(s) death (or Annuitant's death if there is a non-natural Contract owner) before we will settle a death claim.
SAFEKEEPING OF THE VARIABLE ACCOUNT'S ASSETS
We hold title to the assets of the Variable Account. We keep the assets physically segregated and separate and apart from our general corporate assets. We maintain records of all purchases and redemptions of the Portfolio shares held by each of the Variable Sub-Accounts.
The Portfolios do not issue stock certificates. Therefore, we hold the Variable Account's assets in open account in lieu of stock certificates. See the Portfolios' prospectuses for a more complete description of the custodian of the Portfolios.
CYBER SECURITY RISK
With the increasing use of technology and computer systems in general and, in particular, the Internet to conduct necessary business functions, Allstate Life is susceptible to operational, information security and related risks. These risks, which are often collectively

3

referred to as “cyber security” risks, may include deliberate or malicious attacks, as well as unintentional events and occurrences. These risks are heightened by our offering of products with certain features, including those with automatic asset transfer or re-allocation strategies, and by our employment of complex investment, trading and hedging programs. Cyber security is generally defined as the technology, operations and related protocol surrounding and protecting a user’s computer hardware, network, systems and applications and the data transmitted and stored therewith. These measures ensure the reliability of a user’s systems, as well as the security, availability, integrity, and confidentiality of data assets.
Deliberate cyber attacks can include, but are not limited to, gaining unauthorized access (including physical break-ins and attempts to fraudulently induce employees, customers or other users of these systems to disclose sensitive information in order to gain access) to computer systems in order to misappropriate and/or disclose sensitive or confidential information; deleting, corrupting or modifying data; and causing operational disruptions. Cyber attacks may also be carried out in a manner that does not require gaining unauthorized access, such as causing denial-of-service attacks on websites (in order to prevent access to computer networks). In addition to deliberate breaches engineered by external actors, cyber security risks can also result from the conduct of malicious, exploited or careless insiders, whose actions may result in the destruction, release or disclosure of confidential or proprietary information stored on an organization’s systems.
Cyber security failures or breaches that could impact Allstate Life and Owners, whether deliberate or unintentional, could arise not only in connection with our own administration of the Contract, but also with entities operating the Contract’s underlying funds and with third-party service providers to Allstate Life. Cyber security failures originating with any of the entities involved with the offering and administration of the Contract may cause significant disruptions in the business operations related to the Contract. Potential impacts may include, but are not limited to, potential financial losses under the Contract, your inability to conduct transactions under the Contract and/or with respect to an underlying fund, an inability to calculate the accumulation unit value (AUV) with respect to the Contract and/or the net asset value (NAV) with respect to an underlying fund, and disclosures of your personal or confidential account information.
In addition to direct impacts to you, cyber security failures of the type described above may result in adverse impacts to Allstate Life, including regulatory inquiries, regulatory proceedings, regulatory and/or legal and litigation costs, and reputational damage. Costs incurred by Allstate Life may include reimbursement and other expenses, including the costs of litigation and litigation settlements and additional compliance costs. Considerable expenses also may be incurred by Allstate Life in enhancing and upgrading computer systems and systems security following a cyber security failure.
The rapid proliferation of technologies, as well as the increased sophistication and activities of organized crime, hackers, terrorists, hostile foreign governments, and others continue to pose new and significant cyber security threats. Although Allstate Life, our service providers, and the underlying funds offered under the Contract may have established business continuity plans and risk management systems to mitigate cyber security risks, there can be no guarantee or assurance that such plans or systems will be effective, or that all risks that exist, or may develop in the future, have been completely anticipated and identified or can be protected against. Furthermore, Allstate Life cannot control or assure the efficacy of the cyber security plans and systems implemented by third-party service providers, the underlying funds, and the issuers in which the underlying funds invest.
EXPERTS
The financial statements and the related financial statement schedules of Allstate Life Insurance Company and the financial statements of the sub-accounts of Allstate Financial Advisors Separate Account I included in this Statement of Additional Information have been audited by Deloitte & Touche LLP, an independent registered public accounting firm, as stated in their reports appearing herein. Such financial statements and financial statement schedules are included in reliance upon the reports of such firm given upon their authority as experts in accounting and auditing.
FINANCIAL STATEMENTS
The following financial statements (and accompanying Reports of Independent Registered Public Accounting Firm) appear in the pages that follow:

•
consolidated financial statements of Allstate Life Insurance Company as of December 31, 2016 and 2015 and for each of the three years in the period ended December 31, 2016 and related consolidated financial statement schedules, and

•
the statements of net assets of each of the Sub-accounts which comprise Allstate Financial Advisors Separate Account I, as of December 31, 2016 and the statements of operations for the year or period then ended and statements of changes in net assets for each of the periods in the two-year period then ended.

The consolidated financial statements and related financial statement schedules of Allstate Life Insurance Company included herein should be considered only as bearing upon the ability of Allstate Life Insurance Company to meet its obligations under the Contracts.

4

Morgan Stanley Variable Annuity 3 - SAI
ACCUMULATION UNIT VALUE AND NUMBER OF ACCUMULATION UNITS OUTSTANDING FOR
EACH VARIABLE SUB-ACCOUNT*
WITH THE PERFORMANCE DEATH BENEFIT OPTION
Mortality & Expense = 1.38

	FOR THE YEAR ENDING DECEMBER 31	ACCUMULATION UNIT VALUE AT BEGINNING OF PERIOD	ACCUMULATION UNIT VALUE AT END OF PERIOD	NUMBER OF UNITS OUTSTANDING AT END OF PERIOD
AB VPS Growth & Income Portfolio - Class B
	2007	$13.116	$13.550	620,749
	2008	$13.550	$7.918	428,660
	2009	$7.918	$9.389	384,211
	2010	$9.389	$10.435	321,153
	2011	$10.435	$10.906	255,375
	2012	$10.906	$12.599	199,053
	2013	$12.599	$16.708	165,643
	2014	$16.708	$17.992	114,333
	2015	$17.992	$17.980	100,311
	2016	$17.980	$19.678	93,133
AB VPS Growth Portfolio - Class B
	2007	$6.814	$7.564	135,983
	2008	$7.564	$4.278	109,514
	2009	$4.278	$5.601	106,736
	2010	$5.601	$6.335	83,271
	2011	$6.335	$6.302	65,295
	2012	$6.302	$7.053	57,292
	2013	$7.053	$9.293	52,904
	2014	$9.293	$10.343	49,219
	2015	$10.343	$11.090	45,872
	2016	$11.090	$11.021	43,533
AB VPS Large Cap Growth Portfolio - Class B
	2007	$6.356	$7.114	289,805
	2008	$7.114	$4.218	197,671
	2009	$4.218	$5.699	192,027
	2010	$5.699	$6.167	160,194
	2011	$6.167	$5.878	131,149
	2012	$5.878	$6.725	112,982
	2013	$6.725	$9.078	83,793
	2014	$9.078	$10.182	68,721
	2015	$10.182	$11.122	56,841
	2016	$11.122	$11.217	50,076
Fidelity VIP Government Money Market Portfolio - Service Class 2
	2016	$10.000	$9.902	93,043
FTVIP Franklin High Income VIP Fund - Class 2
	2007	$11.742	$11.883	8,571
	2008	$11.883	$8.971	7,714
	2009	$8.971	$12.613	9,763
	2010	$12.613	$14.076	14,325
	2011	$14.076	$14.502	17,173
	2012	$14.502	$16.512	22,476
	2013	$16.512	$17.543	19,343
	2014	$17.543	$17.281	8,899
	2015	$17.281	$15.474	8,941
	2016	$15.474	$17.831	6,753

	FOR THE YEAR ENDING DECEMBER 31	ACCUMULATION UNIT VALUE AT BEGINNING OF PERIOD	ACCUMULATION UNIT VALUE AT END OF PERIOD	NUMBER OF UNITS OUTSTANDING AT END OF PERIOD
FTVIP Franklin Income VIP Fund - Class 2
	2007	$13.120	$13.412	152,634
	2008	$13.412	$9.296	149,300
	2009	$9.296	$12.420	134,093
	2010	$12.420	$13.788	114,864
	2011	$13.788	$13.910	101,389
	2012	$13.910	$15.439	93,247
	2013	$15.439	$17.333	84,344
	2014	$17.333	$17.867	55,470
	2015	$17.867	$16.363	53,779
	2016	$16.363	$18.384	51,590
FTVIP Franklin Mutual Shares VIP Fund - Class 2
	2007	$13.926	$14.198	112,155
	2008	$14.198	$8.798	51,799
	2009	$8.798	$10.927	56,582
	2010	$10.927	$11.971	48,546
	2011	$11.971	$11.673	38,638
	2012	$11.673	$13.139	30,633
	2013	$13.139	$16.605	29,961
	2014	$16.605	$17.526	26,943
	2015	$17.526	$16.416	22,871
	2016	$16.416	$18.773	15,431
FTVIP Templeton Foreign VIP Fund - Class 2
	2007	$14.975	$17.034	77,683
	2008	$17.034	$10.007	63,614
	2009	$10.007	$13.512	66,039
	2010	$13.512	$14.433	64,099
	2011	$14.433	$12.709	47,589
	2012	$12.709	$14.805	39,171
	2013	$14.805	$17.938	33,341
	2014	$17.938	$15.707	24,386
	2015	$15.707	$14.471	22,998
	2016	$14.471	$15.282	22,707
Invesco V.I. American Franchise Fund - Series I
	2007	$5.202	$5.994	245,404
	2008	$5.994	$3.013	188,267
	2009	$3.013	$4.930	173,875
	2010	$4.930	$5.822	135,448
	2011	$5.822	$5.382	129,651
	2012	$5.382	$6.031	206,261
	2013	$6.031	$8.327	152,691
	2014	$8.327	$8.897	128,824
	2015	$8.897	$9.205	113,123
	2016	$9.205	$9.276	108,770
Invesco V.I. American Franchise Fund - Series II
	2007	$7.590	$8.723	138,072
	2008	$8.723	$4.373	76,417
	2009	$4.373	$7.138	62,126
	2010	$7.138	$8.409	54,938
	2011	$8.409	$7.756	49,866
	2012	$7.756	$8.666	40,920
	2013	$8.666	$11.936	31,320
	2014	$11.936	$12.722	29,960
	2015	$12.722	$13.130	25,452
	2016	$13.130	$13.199	21,398

6

	FOR THE YEAR ENDING DECEMBER 31	ACCUMULATION UNIT VALUE AT BEGINNING OF PERIOD	ACCUMULATION UNIT VALUE AT END OF PERIOD	NUMBER OF UNITS OUTSTANDING AT END OF PERIOD
Invesco V.I. American Value Fund - Series I
	2007	$14.335	$15.231	346,740
	2008	$15.231	$8.811	250,388
	2009	$8.811	$12.085	224,326
	2010	$12.085	$14.556	185,936
	2011	$14.556	$14.475	146,434
	2012	$14.475	$16.730	113,668
	2013	$16.730	$22.133	86,797
	2014	$22.133	$23.934	65,867
	2015	$23.934	$21.430	57,491
	2016	$21.430	$24.388	48,459
Invesco V.I. Capital Appreciation Fund - Series I
	2007	$7.024	$7.751	253,773
	2008	$7.751	$4.392	186,111
	2009	$4.392	$5.240	163,838
	2010	$5.240	$5.962	141,128
	2011	$5.962	$5.410	120,292
	2012	$5.410	$6.216	0
Invesco V.I. Comstock Fund - Series II
	2007	$14.072	$13.542	490,947
	2008	$13.542	$8.566	340,570
	2009	$8.566	$10.837	272,735
	2010	$10.837	$12.354	235,281
	2011	$12.354	$11.916	190,707
	2012	$11.916	$13.963	145,887
	2013	$13.963	$18.663	121,452
	2014	$18.663	$20.062	98,809
	2015	$20.062	$18.543	79,002
	2016	$18.543	$21.375	65,756
Invesco V.I. Core Equity Fund - Series I
	2007	$10.808	$11.513	220,803
	2008	$11.513	$7.924	156,131
	2009	$7.924	$10.017	156,617
	2010	$10.017	$10.813	123,004
	2011	$10.813	$10.648	99,769
	2012	$10.648	$11.948	90,457
	2013	$11.948	$15.216	60,566
	2014	$15.216	$16.213	45,930
	2015	$16.213	$15.053	38,394
	2016	$15.053	$16.355	33,147
Invesco V.I. Diversified Dividend Fund - Series II
	2007	$12.171	$12.459	615,844
	2008	$12.459	$7.800	489,231
	2009	$7.800	$9.525	424,075
	2010	$9.525	$10.343	318,207
	2011	$10.343	$10.185	264,495
	2012	$10.185	$11.878	232,341
	2013	$11.878	$15.305	157,054
	2014	$15.305	$16.970	124,390
	2015	$16.970	$17.025	101,562
	2016	$17.025	$19.214	86,468

7

	FOR THE YEAR ENDING DECEMBER 31	ACCUMULATION UNIT VALUE AT BEGINNING OF PERIOD	ACCUMULATION UNIT VALUE AT END OF PERIOD	NUMBER OF UNITS OUTSTANDING AT END OF PERIOD
Invesco V.I. Equity and Income Fund - Series II
	2011	$10.000	$13.548	40,092
	2012	$13.548	$15.002	32,862
	2013	$15.002	$18.460	29,024
	2014	$18.460	$19.783	23,280
	2015	$19.783	$18.989	22,247
	2016	$18.989	$21.486	21,351
Invesco V.I. Global Core Equity Fund - Series II
	2011	$10.000	$9.733	86,346
	2012	$9.733	$10.875	69,324
	2013	$10.875	$13.100	52,734
	2014	$13.100	$12.970	46,050
	2015	$12.970	$12.569	40,938
	2016	$12.569	$13.190	32,839
Invesco V.I. Global Dividend Growth Fund - Series II
	2007	$14.449	$15.198	227,470
	2008	$15.198	$8.822	158,628
	2009	$8.822	$10.093	134,001
	2010	$10.093	$11.127	109,521
	2011	$11.127	$12.002	0
Invesco V.I. High Yield Fund - Series II
	2013	$10.000	$8.809	30,253
	2014	$8.809	$8.817	29,654
	2015	$8.817	$8.394	25,105
	2016	$8.394	$9.167	21,851
Invesco V.I. High Yield Securities Fund - Series II
	2007	$6.029	$6.172	148,072
	2008	$6.172	$4.671	102,245
	2009	$4.671	$6.640	101,397
	2010	$6.640	$7.193	70,728
	2011	$7.193	$7.205	57,302
	2012	$7.205	$8.413	31,683
	2013	$8.413	$8.677	0
Invesco V.I. Income Builder Fund - Series II
	2007	$13.984	$14.172	122,922
	2008	$14.172	$10.271	81,547
	2009	$10.271	$12.640	68,302
	2010	$12.640	$13.966	48,933
	2011	$13.966	$14.863	0
Invesco V.I. Mid Cap Core Equity Fund - Series I
	2007	$12.587	$13.585	17,665
	2008	$13.585	$9.568	14,761
	2009	$9.568	$12.275	22,391
	2010	$12.275	$13.802	19,275
	2011	$13.802	$12.732	9,385
	2012	$12.732	$13.919	7,984
	2013	$13.919	$17.666	6,222
	2014	$17.666	$18.179	5,505
	2015	$18.179	$17.190	6,626
	2016	$17.190	$19.214	6,539

8

	FOR THE YEAR ENDING DECEMBER 31	ACCUMULATION UNIT VALUE AT BEGINNING OF PERIOD	ACCUMULATION UNIT VALUE AT END OF PERIOD	NUMBER OF UNITS OUTSTANDING AT END OF PERIOD
Invesco V.I. Mid Cap Growth Fund - Series II
	2007	$12.608	$14.608	24,174
	2008	$14.608	$7.652	17,403
	2009	$7.652	$11.790	17,123
	2010	$11.790	$14.785	17,105
	2011	$14.785	$13.205	15,807
	2012	$13.205	$14.523	14,268
	2013	$14.523	$19.548	13,736
	2014	$19.548	$20.742	10,404
	2015	$20.742	$20.650	6,358
	2016	$20.650	$20.464	5,005
Invesco V.I. S&P 500 Index Fund - Series II
	2007	$9.378	$9.702	693,609
	2008	$9.702	$5.996	493,112
	2009	$5.996	$7.448	409,705
	2010	$7.448	$8.409	328,519
	2011	$8.409	$8.413	281,720
	2012	$8.413	$9.575	244,346
	2013	$9.575	$12.412	201,086
	2014	$12.412	$13.814	168,485
	2015	$13.814	$13.717	154,246
	2016	$13.717	$15.029	126,693
Morgan Stanley VIS - Global Infrastructure Portfolio - Class Y
	2007	$10.201	$12.064	285,331
	2008	$12.064	$7.911	235,771
	2009	$7.911	$9.263	207,761
	2010	$9.263	$9.742	167,784
	2011	$9.742	$11.118	127,292
	2012	$11.118	$12.974	106,658
	2013	$12.974	$15.026	72,860
	2014	$15.026	$15.898	0
Morgan Stanley VIS Aggressive Equity Portfolio - Class Y
	2007	$9.108	$10.713	258,460
	2008	$10.713	$5.383	201,641
	2009	$5.383	$8.967	150,893
	2010	$8.967	$11.109	121,537
	2011	$11.109	$10.115	100,090
	2012	$10.115	$11.123	81,658
	2013	$11.123	$11.807	0
Morgan Stanley VIS European Equity Portfolio - Class Y
	2007	$11.027	$12.531	199,125
	2008	$12.531	$7.057	144,654
	2009	$7.057	$8.859	123,940
	2010	$8.859	$9.336	83,840
	2011	$9.336	$8.293	68,953
	2012	$8.293	$9.655	54,030
	2013	$9.655	$12.101	43,744
	2014	$12.101	$10.806	40,319
	2015	$10.806	$10.073	37,218
	2016	$10.073	$9.653	35,011
Morgan Stanley VIS Global Advantage Portfolio - Class Y
	2007	$8.601	$9.888	74,658
	2008	$9.888	$5.460	57,147
	2009	$5.460	$5.217	0

9

	FOR THE YEAR ENDING DECEMBER 31	ACCUMULATION UNIT VALUE AT BEGINNING OF PERIOD	ACCUMULATION UNIT VALUE AT END OF PERIOD	NUMBER OF UNITS OUTSTANDING AT END OF PERIOD
Morgan Stanley VIS Income Plus Portfolio - Class Y
	2007	$13.947	$14.529	482,791
	2008	$14.529	$13.011	372,809
	2009	$13.011	$15.678	276,811
	2010	$15.678	$16.840	217,697
	2011	$16.840	$17.375	170,994
	2012	$17.375	$19.485	143,643
	2013	$19.485	$19.355	122,781
	2014	$19.355	$20.482	111,047
	2015	$20.482	$19.732	102,359
	2016	$19.732	$20.742	81,839
Morgan Stanley VIS Limited Duration Portfolio - Class Y
	2007	$11.346	$11.491	327,752
	2008	$11.491	$9.600	225,522
	2009	$9.600	$9.984	195,899
	2010	$9.984	$10.056	148,379
	2011	$10.056	$10.151	117,278
	2012	$10.151	$10.307	112,507
	2013	$10.307	$10.165	85,488
	2014	$10.165	$10.100	62,724
	2015	$10.100	$9.920	57,275
	2016	$9.920	$10.243	50,392
Morgan Stanley VIS Money Market Portfolio - Class Y
	2007	$10.627	$10.959	349,352
	2008	$10.959	$11.035	512,848
	2009	$11.035	$10.874	424,674
	2010	$10.874	$10.716	324,480
	2011	$10.716	$10.560	296,974
	2012	$10.560	$10.405	249,713
	2013	$10.405	$10.253	233,291
	2014	$10.253	$10.104	129,996
	2015	$10.104	$9.956	116,890
	2016	$9.956	$9.908	0
Morgan Stanley VIS Multi Cap Growth Portfolio - Class Y
	2007	$8.307	$9.759	731,931
	2008	$9.759	$5.024	580,065
	2009	$5.024	$8.458	487,677
	2010	$8.458	$10.620	378,997
	2011	$10.620	$9.735	287,524
	2012	$9.735	$10.752	230,206
	2013	$10.752	$15.930	241,038
	2014	$15.930	$16.551	196,228
	2015	$16.551	$17.667	180,531
	2016	$17.667	$16.774	159,597
Morgan Stanley VIS Strategist Portfolio - Class Y
	2007	$12.559	$13.410	509,548
	2008	$13.410	$10.015	342,609
	2009	$10.015	$11.786	315,731
	2010	$11.786	$12.367	259,600
	2011	$12.367	$11.195	208,435
	2012	$11.195	$11.767	158,603
	2013	$11.767	$12.530	0

10

	FOR THE YEAR ENDING DECEMBER 31	ACCUMULATION UNIT VALUE AT BEGINNING OF PERIOD	ACCUMULATION UNIT VALUE AT END OF PERIOD	NUMBER OF UNITS OUTSTANDING AT END OF PERIOD
Putnam VT Growth and Income Fund - Class IB
	2007	$12.645	$11.706	136,891
	2008	$11.706	$7.070	103,233
	2009	$7.070	$9.043	97,977
	2010	$9.043	$10.192	68,055
	2011	$10.192	$9.576	57,878
	2012	$9.576	$11.241	49,608
	2013	$11.241	$15.027	37,501
	2014	$15.027	$16.396	32,809
	2015	$16.396	$14.939	26,479
	2016	$14.939	$16.931	23,346
Putnam VT Growth Opportunities Fund - Class IB
	2016	$10.000	$10.056	50,203
Putnam VT International Equity Fund - Class IB
	2007	$11.531	$12.311	351,287
	2008	$12.311	$6.798	237,180
	2009	$6.798	$8.349	209,442
	2010	$8.349	$9.051	152,932
	2011	$9.051	$7.408	133,514
	2012	$7.408	$8.898	103,806
	2013	$8.898	$11.229	88,237
	2014	$11.229	$10.314	83,233
	2015	$10.314	$10.177	63,813
	2016	$10.177	$9.782	54,833
Putnam VT Small Cap Value Fund - Class IB
	2007	$16.320	$14.033	107,288
	2008	$14.033	$8.384	78,453
	2009	$8.384	$10.866	69,788
	2010	$10.866	$13.489	57,774
	2011	$13.489	$12.663	51,849
	2012	$12.663	$14.658	42,067
	2013	$14.658	$20.163	30,421
	2014	$20.163	$20.549	27,199
	2015	$20.549	$19.389	25,169
	2016	$19.389	$24.357	22,051
Putnam VT Voyager Fund - Class IB
	2007	$6.185	$6.430	241,927
	2008	$6.430	$3.989	156,233
	2009	$3.989	$6.442	154,129
	2010	$6.442	$7.668	110,739
	2011	$7.668	$6.207	107,749
	2012	$6.207	$6.986	89,770
	2013	$6.986	$9.893	72,757
	2014	$9.893	$10.695	69,026
	2015	$10.695	$9.894	64,560
	2016	$9.894	$9.945	0

11

	FOR THE YEAR ENDING DECEMBER 31	ACCUMULATION UNIT VALUE AT BEGINNING OF PERIOD	ACCUMULATION UNIT VALUE AT END OF PERIOD	NUMBER OF UNITS OUTSTANDING AT END OF PERIOD
UIF Emerging Markets Equity Portfolio, Class I
	2007	$16.826	$23.284	77,892
	2008	$23.284	$9.951	62,567
	2009	$9.951	$16.653	64,183
	2010	$16.653	$19.530	52,454
	2011	$19.530	$15.738	42,531
	2012	$15.738	$18.600	34,700
	2013	$18.600	$18.138	32,452
	2014	$18.138	$17.070	28,650
	2015	$17.070	$15.020	24,592
	2016	$15.020	$15.798	23,258
UIF Global Infrastructure - Class II
	2014	$10.000	$17.068	65,114
	2015	$17.068	$14.482	63,604
	2016	$14.482	$16.406	55,684
UIF Global Strategist Portfolio, Class I
	2007	$11.554	$13.044	115,259
	2008	$13.044	$7.117	71,962
	2009	$7.117	$9.293	60,718
	2010	$9.293	$9.677	52,212
	2011	$9.677	$9.185	38,287
	2012	$9.185	$10.302	30,182
	2013	$10.302	$11.770	25,629
	2014	$11.770	$11.847	25,913
	2015	$11.847	$10.926	24,452
	2016	$10.926	$11.367	19,437
UIF Global Strategist Portfolio, Class II
	2013	$10.000	$13.671	141,647
	2014	$13.671	$13.739	109,284
	2015	$13.739	$12.653	93,089
	2016	$12.653	$13.153	85,147
UIF Growth Portfolio, Class I
	2007	$7.569	$9.091	227,824
	2008	$9.091	$4.551	172,404
	2009	$4.551	$7.424	152,695
	2010	$7.424	$8.988	134,613
	2011	$8.988	$8.608	97,928
	2012	$8.608	$9.701	79,600
	2013	$9.701	$14.153	66,826
	2014	$14.153	$14.832	56,073
	2015	$14.832	$16.403	49,565
	2016	$16.403	$15.898	46,552
UIF Mid Cap Growth Portfolio, Class I
	2007	$15.280	$18.466	80,537
	2008	$18.466	$9.685	52,155
	2009	$9.685	$15.046	40,819
	2010	$15.046	$19.616	36,849
	2011	$19.616	$17.952	32,731
	2012	$17.952	$19.224	27,273
	2013	$19.224	$26.043	22,674
	2014	$26.043	$26.165	19,600
	2015	$26.165	$24.260	17,679
	2016	$24.260	$21.806	16,845

12

	FOR THE YEAR ENDING DECEMBER 31	ACCUMULATION UNIT VALUE AT BEGINNING OF PERIOD	ACCUMULATION UNIT VALUE AT END OF PERIOD	NUMBER OF UNITS OUTSTANDING AT END OF PERIOD
UIF U.S. Real Estate Portfolio, Class I
	2007	$34.738	$28.383	62,315
	2008	$28.383	$17.367	38,551
	2009	$17.367	$21.964	37,477
	2010	$21.964	$28.126	29,911
	2011	$28.126	$29.354	22,817
	2012	$29.354	$33.502	19,875
	2013	$33.502	$33.687	20,746
	2014	$33.687	$43.058	16,654
	2015	$43.058	$43.347	16,217
	2016	$43.347	$45.622	14,515
*The Accumulation Unit Values in this table reflect a mortality and expense risk charge of 1.38% and an administrative expense charge of 0.10%.

13

Morgan Stanley Variable Annuity 3 - SAI
ACCUMULATION UNIT VALUE AND NUMBER OF ACCUMULATION UNITS OUTSTANDING FOR
EACH VARIABLE SUB-ACCOUNT*
WITH THE ENHANCED EARNINGS DEATH BENEFIT PLUS OPTION (AGE 55 AND LESS)
Mortality & Expense = 1.4

	FOR THE YEAR ENDING DECEMBER 31	ACCUMULATION UNIT VALUE AT BEGINNING OF PERIOD	ACCUMULATION UNIT VALUE AT END OF PERIOD	NUMBER OF UNITS OUTSTANDING AT END OF PERIOD
AB VPS Growth & Income Portfolio - Class B
	2007	$12.360	$12.766	5,377
	2008	$12.766	$7.458	3,075
	2009	$7.458	$8.842	3,075
	2010	$8.842	$9.826	3,075
	2011	$9.826	$10.267	0
	2012	$10.267	$11.858	0
	2013	$11.858	$15.723	0
	2014	$15.723	$16.928	0
	2015	$16.928	$16.913	0
	2016	$16.913	$18.507	0
AB VPS Growth Portfolio - Class B
	2007	$10.342	$11.477	0
	2008	$11.477	$6.490	0
	2009	$6.490	$8.495	0
	2010	$8.495	$9.606	0
	2011	$9.606	$9.555	0
	2012	$9.555	$10.691	0
	2013	$10.691	$14.084	0
	2014	$14.084	$15.672	0
	2015	$15.672	$16.801	0
	2016	$16.801	$16.692	0
AB VPS Large Cap Growth Portfolio - Class B
	2007	$9.124	$10.211	6,129
	2008	$10.211	$6.053	3,790
	2009	$6.053	$8.176	3,790
	2010	$8.176	$8.846	3,790
	2011	$8.846	$8.429	0
	2012	$8.429	$9.642	0
	2013	$9.642	$13.013	0
	2014	$13.013	$14.594	0
	2015	$14.594	$15.937	0
	2016	$15.937	$16.070	0
Fidelity VIP Government Money Market Portfolio - Service Class 2
	2016	$10.000	$9.901	0
FTVIP Franklin High Income VIP Fund - Class 2
	2007	$11.735	$11.873	0
	2008	$11.873	$8.962	0
	2009	$8.962	$12.598	0
	2010	$12.598	$14.056	0
	2011	$14.056	$14.478	0
	2012	$14.478	$16.482	0
	2013	$16.482	$17.507	0
	2014	$17.507	$17.243	0
	2015	$17.243	$15.436	0
	2016	$15.436	$17.785	0

14

	FOR THE YEAR ENDING DECEMBER 31	ACCUMULATION UNIT VALUE AT BEGINNING OF PERIOD	ACCUMULATION UNIT VALUE AT END OF PERIOD	NUMBER OF UNITS OUTSTANDING AT END OF PERIOD
FTVIP Franklin Income VIP Fund - Class 2
	2007	$13.113	$13.402	0
	2008	$13.402	$9.287	0
	2009	$9.287	$12.405	0
	2010	$12.405	$13.769	0
	2011	$13.769	$13.888	0
	2012	$13.888	$15.412	0
	2013	$15.412	$17.299	0
	2014	$17.299	$17.828	0
	2015	$17.828	$16.324	0
	2016	$16.324	$18.336	0
FTVIP Franklin Mutual Shares VIP Fund - Class 2
	2007	$13.918	$14.187	0
	2008	$14.187	$8.789	0
	2009	$8.789	$10.914	0
	2010	$10.914	$11.955	0
	2011	$11.955	$11.655	0
	2012	$11.655	$13.116	0
	2013	$13.116	$16.572	0
	2014	$16.572	$17.488	0
	2015	$17.488	$16.377	0
	2016	$16.377	$18.725	0
FTVIP Templeton Foreign VIP Fund - Class 2
	2007	$14.966	$17.021	0
	2008	$17.021	$9.997	0
	2009	$9.997	$13.496	0
	2010	$13.496	$14.413	0
	2011	$14.413	$12.688	0
	2012	$12.688	$14.778	0
	2013	$14.778	$17.902	0
	2014	$17.902	$15.672	0
	2015	$15.672	$14.437	0
	2016	$14.437	$15.243	0
Invesco V.I. American Franchise Fund - Series I
	2007	$8.328	$9.594	0
	2008	$9.594	$4.821	0
	2009	$4.821	$7.888	0
	2010	$7.888	$9.312	0
	2011	$9.312	$8.607	0
	2012	$8.607	$9.643	0
	2013	$9.643	$13.312	0
	2014	$13.312	$14.221	0
	2015	$14.221	$14.710	0
	2016	$14.710	$14.821	0
Invesco V.I. American Franchise Fund - Series II
	2007	$8.213	$9.437	0
	2008	$9.437	$4.730	0
	2009	$4.730	$7.719	0
	2010	$7.719	$9.092	0
	2011	$9.092	$8.384	0
	2012	$8.384	$9.366	0
	2013	$9.366	$12.898	0
	2014	$12.898	$13.744	0
	2015	$13.744	$14.182	0
	2016	$14.182	$14.254	0

15

	FOR THE YEAR ENDING DECEMBER 31	ACCUMULATION UNIT VALUE AT BEGINNING OF PERIOD	ACCUMULATION UNIT VALUE AT END OF PERIOD	NUMBER OF UNITS OUTSTANDING AT END OF PERIOD
Invesco V.I. American Value Fund - Series I
	2007	$14.478	$15.380	1,576
	2008	$15.380	$8.895	1,576
	2009	$8.895	$12.199	1,576
	2010	$12.199	$14.690	1,576
	2011	$14.690	$14.605	862
	2012	$14.605	$16.877	0
	2013	$16.877	$22.323	0
	2014	$22.323	$24.135	0
	2015	$24.135	$21.605	0
	2016	$21.605	$24.582	0
Invesco V.I. Capital Appreciation Fund - Series I
	2007	$10.362	$11.433	142
	2008	$11.433	$6.477	0
	2009	$6.477	$7.725	0
	2010	$7.725	$8.789	0
	2011	$8.789	$7.973	0
	2012	$7.973	$9.161	0
Invesco V.I. Comstock Fund - Series II
	2007	$14.059	$13.526	0
	2008	$13.526	$8.554	0
	2009	$8.554	$10.821	0
	2010	$10.821	$12.333	0
	2011	$12.333	$11.893	0
	2012	$11.893	$13.933	0
	2013	$13.933	$18.619	0
	2014	$18.619	$20.011	0
	2015	$20.011	$18.492	0
	2016	$18.492	$21.312	0
Invesco V.I. Core Equity Fund - Series I
	2007	$10.807	$11.509	3,425
	2008	$11.509	$7.920	3,425
	2009	$7.920	$10.010	3,425
	2010	$10.010	$10.803	3,425
	2011	$10.803	$10.636	0
	2012	$10.636	$11.932	0
	2013	$11.932	$15.192	0
	2014	$15.192	$16.185	0
	2015	$16.185	$15.024	0
	2016	$15.024	$16.320	0
Invesco V.I. Diversified Dividend Fund - Series II
	2007	$11.389	$11.656	1,011
	2008	$11.656	$7.296	1,011
	2009	$7.296	$8.908	0
	2010	$8.908	$9.670	0
	2011	$9.670	$9.521	0
	2012	$9.521	$11.101	0
	2013	$11.101	$14.301	0
	2014	$14.301	$15.854	0
	2015	$15.854	$15.901	0
	2016	$15.901	$17.943	0

16

	FOR THE YEAR ENDING DECEMBER 31	ACCUMULATION UNIT VALUE AT BEGINNING OF PERIOD	ACCUMULATION UNIT VALUE AT END OF PERIOD	NUMBER OF UNITS OUTSTANDING AT END OF PERIOD
Invesco V.I. Equity and Income Fund - Series II
	2011	$10.000	$12.919	0
	2012	$12.919	$14.303	0
	2013	$14.303	$17.596	0
	2014	$17.596	$18.854	0
	2015	$18.854	$18.093	0
	2016	$18.093	$20.469	0
Invesco V.I. Global Core Equity Fund - Series II
	2011	$10.000	$10.292	0
	2012	$10.292	$11.498	0
	2013	$11.498	$13.848	0
	2014	$13.848	$13.708	0
	2015	$13.708	$13.281	0
	2016	$13.281	$13.935	0
Invesco V.I. Global Dividend Growth Fund - Series II
	2007	$15.294	$16.085	245
	2008	$16.085	$9.335	0
	2009	$9.335	$10.678	0
	2010	$10.678	$11.769	0
	2011	$11.769	$12.693	0
Invesco V.I. High Yield Fund - Series II
	2013	$10.000	$15.022	0
	2014	$15.022	$15.033	0
	2015	$15.033	$14.310	0
	2016	$14.310	$15.625	0
Invesco V.I. High Yield Securities Fund - Series II
	2007	$10.297	$10.539	0
	2008	$10.539	$7.974	0
	2009	$7.974	$11.332	0
	2010	$11.332	$12.275	0
	2011	$12.275	$12.293	0
	2012	$12.293	$14.350	0
	2013	$14.350	$14.800	0
Invesco V.I. Income Builder Fund - Series II
	2007	$13.348	$13.525	0
	2008	$13.525	$9.801	0
	2009	$9.801	$12.058	0
	2010	$12.058	$13.321	0
	2011	$13.321	$14.175	0
Invesco V.I. Mid Cap Core Equity Fund - Series I
	2007	$12.579	$13.574	0
	2008	$13.574	$9.558	0
	2009	$9.558	$12.260	0
	2010	$12.260	$13.782	0
	2011	$13.782	$12.712	0
	2012	$12.712	$13.894	0
	2013	$13.894	$17.631	0
	2014	$17.631	$18.138	0
	2015	$18.138	$17.148	0
	2016	$17.148	$19.163	0

17

	FOR THE YEAR ENDING DECEMBER 31	ACCUMULATION UNIT VALUE AT BEGINNING OF PERIOD	ACCUMULATION UNIT VALUE AT END OF PERIOD	NUMBER OF UNITS OUTSTANDING AT END OF PERIOD
Invesco V.I. Mid Cap Growth Fund - Series II
	2007	$12.600	$14.596	0
	2008	$14.596	$7.644	0
	2009	$7.644	$11.775	0
	2010	$11.775	$14.764	0
	2011	$14.764	$13.183	0
	2012	$13.183	$14.496	0
	2013	$14.496	$19.507	0
	2014	$19.507	$20.695	0
	2015	$20.695	$20.599	0
	2016	$20.599	$20.410	0
Invesco V.I. S&P 500 Index Fund - Series II
	2007	$11.481	$11.875	2,679
	2008	$11.875	$7.338	1,990
	2009	$7.338	$9.113	0
	2010	$9.113	$10.287	0
	2011	$10.287	$10.290	0
	2012	$10.290	$11.709	0
	2013	$11.709	$15.174	0
	2014	$15.174	$16.885	0
	2015	$16.885	$16.763	0
	2016	$16.763	$18.363	0
Morgan Stanley VIS - Global Infrastructure Portfolio - Class Y
	2007	$11.478	$13.572	1,019
	2008	$13.572	$8.898	1,019
	2009	$8.898	$10.416	0
	2010	$10.416	$10.953	0
	2011	$10.953	$12.497	0
	2012	$12.497	$14.581	0
	2013	$14.581	$16.884	0
	2014	$16.884	$17.862	0
Morgan Stanley VIS Aggressive Equity Portfolio - Class Y
	2007	$12.296	$14.460	4,260
	2008	$14.460	$7.265	1,846
	2009	$7.265	$12.099	1,846
	2010	$12.099	$14.986	1,846
	2011	$14.986	$13.642	1,009
	2012	$13.642	$14.999	0
	2013	$14.999	$15.920	0
Morgan Stanley VIS European Equity Portfolio - Class Y
	2007	$14.183	$16.115	254
	2008	$16.115	$9.073	0
	2009	$9.073	$11.388	0
	2010	$11.388	$11.999	0
	2011	$11.999	$10.656	0
	2012	$10.656	$12.403	0
	2013	$12.403	$15.543	0
	2014	$15.543	$13.877	0
	2015	$13.877	$12.933	0
	2016	$12.933	$12.391	0
Morgan Stanley VIS Global Advantage Portfolio - Class Y
	2007	$12.185	$14.006	0
	2008	$14.006	$7.732	0
	2009	$7.732	$7.388	0

18

	FOR THE YEAR ENDING DECEMBER 31	ACCUMULATION UNIT VALUE AT BEGINNING OF PERIOD	ACCUMULATION UNIT VALUE AT END OF PERIOD	NUMBER OF UNITS OUTSTANDING AT END OF PERIOD
Morgan Stanley VIS Income Plus Portfolio - Class Y
	2007	$12.559	$13.080	3,362
	2008	$13.080	$11.711	3,184
	2009	$11.711	$14.109	1,187
	2010	$14.109	$15.152	1,186
	2011	$15.152	$15.630	0
	2012	$15.630	$17.525	0
	2013	$17.525	$17.404	0
	2014	$17.404	$18.414	0
	2015	$18.414	$17.736	0
	2016	$17.736	$18.641	0
Morgan Stanley VIS Limited Duration Portfolio - Class Y
	2007	$10.793	$10.929	642
	2008	$10.929	$9.128	0
	2009	$9.128	$9.492	0
	2010	$9.492	$9.558	0
	2011	$9.558	$9.647	0
	2012	$9.647	$9.793	0
	2013	$9.793	$9.656	0
	2014	$9.656	$9.592	0
	2015	$9.592	$9.419	0
	2016	$9.419	$9.725	0
Morgan Stanley VIS Money Market Portfolio - Class Y
	2007	$10.200	$10.516	132
	2008	$10.516	$10.587	0
	2009	$10.587	$10.431	0
	2010	$10.431	$10.277	0
	2011	$10.277	$10.125	0
	2012	$10.125	$9.975	0
	2013	$9.975	$9.827	0
	2014	$9.827	$9.682	0
	2015	$9.682	$9.539	0
	2016	$9.539	$9.492	0
Morgan Stanley VIS Multi Cap Growth Portfolio - Class Y
	2007	$11.190	$13.144	7,881
	2008	$13.144	$6.765	5,446
	2009	$6.765	$11.387	3,454
	2010	$11.387	$14.294	3,454
	2011	$14.294	$13.101	0
	2012	$13.101	$14.466	0
	2013	$14.466	$21.429	0
	2014	$21.429	$22.259	0
	2015	$22.259	$23.756	0
	2016	$23.756	$22.550	0
Morgan Stanley VIS Strategist Portfolio - Class Y
	2007	$13.674	$14.598	4,023
	2008	$14.598	$10.900	4,021
	2009	$10.900	$12.825	4,020
	2010	$12.825	$13.455	4,018
	2011	$13.455	$12.178	0
	2012	$12.178	$12.797	0
	2013	$12.797	$13.626	0

19

	FOR THE YEAR ENDING DECEMBER 31	ACCUMULATION UNIT VALUE AT BEGINNING OF PERIOD	ACCUMULATION UNIT VALUE AT END OF PERIOD	NUMBER OF UNITS OUTSTANDING AT END OF PERIOD
Putnam VT Growth and Income Fund - Class IB
	2007	$12.275	$11.361	3,039
	2008	$11.361	$6.861	3,039
	2009	$6.861	$8.773	3,039
	2010	$8.773	$9.886	3,039
	2011	$9.886	$9.287	0
	2012	$9.287	$10.899	0
	2013	$10.899	$14.567	0
	2014	$14.567	$15.890	0
	2015	$15.890	$14.475	0
	2016	$14.475	$16.402	0
Putnam VT Growth Opportunities Fund - Class IB
	2016	$10.000	$10.056	0
Putnam VT International Equity Fund - Class IB
	2007	$15.014	$16.026	5,151
	2008	$16.026	$8.849	5,151
	2009	$8.849	$10.864	3,145
	2010	$10.864	$11.776	3,145
	2011	$11.776	$9.636	0
	2012	$9.636	$11.573	0
	2013	$11.573	$14.600	0
	2014	$14.600	$13.408	0
	2015	$13.408	$13.227	0
	2016	$13.227	$12.711	0
Putnam VT Small Cap Value Fund - Class IB
	2007	$16.304	$14.017	1,452
	2008	$14.017	$8.373	1,452
	2009	$8.373	$10.849	1,452
	2010	$10.849	$13.465	1,452
	2011	$13.465	$12.638	794
	2012	$12.638	$14.627	0
	2013	$14.627	$20.116	0
	2014	$20.116	$20.497	0
	2015	$20.497	$19.336	0
	2016	$19.336	$24.286	0
Putnam VT Voyager Fund - Class IB
	2007	$9.090	$9.448	3,680
	2008	$9.448	$5.861	3,680
	2009	$5.861	$9.463	3,680
	2010	$9.463	$11.261	3,680
	2011	$11.261	$9.113	0
	2012	$9.113	$10.254	0
	2013	$10.254	$14.519	0
	2014	$14.519	$15.693	0
	2015	$15.693	$14.514	0
	2016	$14.514	$14.587	0

20

	FOR THE YEAR ENDING DECEMBER 31	ACCUMULATION UNIT VALUE AT BEGINNING OF PERIOD	ACCUMULATION UNIT VALUE AT END OF PERIOD	NUMBER OF UNITS OUTSTANDING AT END OF PERIOD
UIF Emerging Markets Equity Portfolio, Class I
	2007	$27.941	$38.656	0
	2008	$38.656	$16.517	0
	2009	$16.517	$27.636	0
	2010	$27.636	$32.404	0
	2011	$32.404	$26.107	0
	2012	$26.107	$30.849	0
	2013	$30.849	$30.078	0
	2014	$30.078	$28.300	0
	2015	$28.300	$24.897	0
	2016	$24.897	$26.181	0
UIF Global Infrastructure - Class II
	2014	$10.000	$19.174	0
	2015	$19.174	$16.266	0
	2016	$16.266	$18.423	0
UIF Global Strategist Portfolio, Class I
	2007	$14.607	$16.487	0
	2008	$16.487	$8.994	0
	2009	$8.994	$11.742	0
	2010	$11.742	$12.224	0
	2011	$12.224	$11.600	0
	2012	$11.600	$13.009	0
	2013	$13.009	$14.859	0
	2014	$14.859	$14.953	0
	2015	$14.953	$13.788	0
	2016	$13.788	$14.341	0
UIF Global Strategist Portfolio, Class II
	2013	$10.000	$14.864	0
	2014	$14.864	$14.935	0
	2015	$14.935	$13.752	0
	2016	$13.752	$14.292	0
UIF Growth Portfolio, Class I
	2007	$10.464	$12.565	329
	2008	$12.565	$6.290	0
	2009	$6.290	$10.258	0
	2010	$10.258	$12.415	0
	2011	$12.415	$11.889	0
	2012	$11.889	$13.395	0
	2013	$13.395	$19.539	0
	2014	$19.539	$20.473	0
	2015	$20.473	$22.636	0
	2016	$22.636	$21.935	0
UIF Mid Cap Growth Portfolio, Class I
	2007	$15.265	$18.445	1,498
	2008	$18.445	$9.673	1,498
	2009	$9.673	$15.023	1,498
	2010	$15.023	$19.582	1,498
	2011	$19.582	$17.917	819
	2012	$17.917	$19.183	0
	2013	$19.183	$25.982	0
	2014	$25.982	$26.099	0
	2015	$26.099	$24.194	0
	2016	$24.194	$21.742	0

21

	FOR THE YEAR ENDING DECEMBER 31	ACCUMULATION UNIT VALUE AT BEGINNING OF PERIOD	ACCUMULATION UNIT VALUE AT END OF PERIOD	NUMBER OF UNITS OUTSTANDING AT END OF PERIOD
UIF U.S. Real Estate Portfolio, Class I
	2007	$28.633	$23.389	77
	2008	$23.389	$14.309	0
	2009	$14.309	$18.092	0
	2010	$18.092	$23.164	0
	2011	$23.164	$24.170	0
	2012	$24.170	$27.580	0
	2013	$27.580	$27.728	0
	2014	$27.728	$35.434	0
	2015	$35.434	$35.664	0
	2016	$35.664	$37.528	0
*The Accumulation Unit Values in this table reflect a mortality and expense risk charge of 1.40% and an administrative expense charge of 0.10%.

22

Morgan Stanley Variable Annuity 3 - SAI
ACCUMULATION UNIT VALUE AND NUMBER OF ACCUMULATION UNITS OUTSTANDING FOR
EACH VARIABLE SUB-ACCOUNT*
WITH THE DEATH BENEFIT COMBINATION OPTION
Mortality & Expense = 1.49

	FOR THE YEAR ENDING DECEMBER 31	ACCUMULATION UNIT VALUE AT BEGINNING OF PERIOD	ACCUMULATION UNIT VALUE AT END OF PERIOD	NUMBER OF UNITS OUTSTANDING AT END OF PERIOD
AB VPS Growth & Income Portfolio - Class B
	2007	$13.021	$13.438	1,037,397
	2008	$13.438	$7.843	849,268
	2009	$7.843	$9.290	684,580
	2010	$9.290	$10.314	604,055
	2011	$10.314	$10.768	510,076
	2012	$10.768	$12.426	472,424
	2013	$12.426	$16.460	409,776
	2014	$16.460	$17.706	241,418
	2015	$17.706	$17.675	214,450
	2016	$17.675	$19.323	196,004
AB VPS Growth Portfolio - Class B
	2007	$6.765	$7.501	288,911
	2008	$7.501	$4.238	174,538
	2009	$4.238	$5.542	149,291
	2010	$5.542	$6.262	121,426
	2011	$6.262	$6.223	99,928
	2012	$6.223	$6.956	92,535
	2013	$6.956	$9.155	81,751
	2014	$9.155	$10.179	78,996
	2015	$10.179	$10.902	71,765
	2016	$10.902	$10.822	65,320
AB VPS Large Cap Growth Portfolio - Class B
	2007	$6.310	$7.055	532,648
	2008	$7.055	$4.179	528,359
	2009	$4.179	$5.639	396,236
	2010	$5.639	$6.096	362,655
	2011	$6.096	$5.803	321,461
	2012	$5.803	$6.632	304,778
	2013	$6.632	$8.943	277,956
	2014	$8.943	$10.020	115,998
	2015	$10.020	$10.933	89,891
	2016	$10.933	$11.014	76,527
Fidelity VIP Government Money Market Portfolio - Service Class 2
	2016	$10.000	$9.895	171,190
FTVIP Franklin High Income VIP Fund - Class 2
	2007	$11.708	$11.835	26,896
	2008	$11.835	$8.925	13,369
	2009	$8.925	$12.535	38,728
	2010	$12.535	$13.973	29,351
	2011	$13.973	$14.380	33,730
	2012	$14.380	$16.355	30,984
	2013	$16.355	$17.357	28,358
	2014	$17.357	$17.079	30,609
	2015	$17.079	$15.276	26,918
	2016	$15.276	$17.584	24,040

23

	FOR THE YEAR ENDING DECEMBER 31	ACCUMULATION UNIT VALUE AT BEGINNING OF PERIOD	ACCUMULATION UNIT VALUE AT END OF PERIOD	NUMBER OF UNITS OUTSTANDING AT END OF PERIOD
FTVIP Franklin Income VIP Fund - Class 2
	2007	$13.082	$13.358	200,595
	2008	$13.358	$9.248	158,472
	2009	$9.248	$12.342	141,805
	2010	$12.342	$13.687	168,384
	2011	$13.687	$13.793	154,586
	2012	$13.793	$15.293	143,065
	2013	$15.293	$17.150	136,450
	2014	$17.150	$17.658	137,511
	2015	$17.658	$16.154	119,814
	2016	$16.154	$18.129	113,447
FTVIP Franklin Mutual Shares VIP Fund - Class 2
	2007	$13.885	$14.140	157,763
	2008	$14.140	$8.752	118,539
	2009	$8.752	$10.858	133,842
	2010	$10.858	$11.883	141,193
	2011	$11.883	$11.574	122,536
	2012	$11.574	$13.014	108,225
	2013	$13.014	$16.429	86,814
	2014	$16.429	$17.321	83,344
	2015	$17.321	$16.206	70,931
	2016	$16.206	$18.513	60,541
FTVIP Templeton Foreign VIP Fund - Class 2
	2007	$14.931	$16.965	160,437
	2008	$16.965	$9.955	123,592
	2009	$9.955	$13.428	133,020
	2010	$13.428	$14.327	129,732
	2011	$14.327	$12.602	261,769
	2012	$12.602	$14.664	249,593
	2013	$14.664	$17.748	228,900
	2014	$17.748	$15.523	77,141
	2015	$15.523	$14.286	72,161
	2016	$14.286	$15.070	68,054
Invesco V.I. American Franchise Fund - Series I
	2007	$5.164	$5.945	237,121
	2008	$5.945	$2.984	243,847
	2009	$2.984	$4.878	173,817
	2010	$4.878	$5.754	152,483
	2011	$5.754	$5.314	119,546
	2012	$5.314	$5.948	567,406
	2013	$5.948	$8.204	530,040
	2014	$8.204	$8.756	209,645
	2015	$8.756	$9.049	187,336
	2016	$9.049	$9.109	162,193
Invesco V.I. American Franchise Fund - Series II
	2007	$7.543	$8.659	309,055
	2008	$8.659	$4.337	249,218
	2009	$4.337	$7.070	211,588
	2010	$7.070	$8.320	175,999
	2011	$8.320	$7.666	125,789
	2012	$7.666	$8.556	103,199
	2013	$8.556	$11.772	70,800
	2014	$11.772	$12.532	53,661
	2015	$12.532	$12.921	48,841
	2016	$12.921	$12.974	44,112

24

	FOR THE YEAR ENDING DECEMBER 31	ACCUMULATION UNIT VALUE AT BEGINNING OF PERIOD	ACCUMULATION UNIT VALUE AT END OF PERIOD	NUMBER OF UNITS OUTSTANDING AT END OF PERIOD
Invesco V.I. American Value Fund - Series I
	2007	$14.232	$15.105	698,820
	2008	$15.105	$8.728	534,639
	2009	$8.728	$11.958	462,224
	2010	$11.958	$14.388	372,209
	2011	$14.388	$14.292	310,770
	2012	$14.292	$16.500	272,538
	2013	$16.500	$21.805	223,362
	2014	$21.805	$23.553	165,135
	2015	$23.553	$21.066	140,689
	2016	$21.066	$23.947	114,727
Invesco V.I. Capital Appreciation Fund - Series I
	2007	$6.973	$7.687	659,889
	2008	$7.687	$4.351	607,338
	2009	$4.351	$5.185	561,075
	2010	$5.185	$5.893	492,729
	2011	$5.893	$5.342	479,936
	2012	$5.342	$6.135	0
Invesco V.I. Comstock Fund - Series II
	2007	$14.000	$13.457	1,120,545
	2008	$13.457	$8.503	838,853
	2009	$8.503	$10.746	727,410
	2010	$10.746	$12.237	621,179
	2011	$12.237	$11.790	533,967
	2012	$11.790	$13.800	468,023
	2013	$13.800	$18.425	408,338
	2014	$18.425	$19.784	210,280
	2015	$19.784	$18.266	169,663
	2016	$18.266	$21.033	157,338
Invesco V.I. Core Equity Fund - Series I
	2007	$10.800	$11.492	344,264
	2008	$11.492	$7.901	306,370
	2009	$7.901	$9.977	293,523
	2010	$9.977	$10.758	266,984
	2011	$10.758	$10.582	228,403
	2012	$10.582	$11.860	209,551
	2013	$11.860	$15.088	191,495
	2014	$15.088	$16.059	93,549
	2015	$16.059	$14.894	82,693
	2016	$14.894	$16.164	73,284
Invesco V.I. Diversified Dividend Fund - Series II
	2007	$12.084	$12.356	857,701
	2008	$12.356	$7.727	620,699
	2009	$7.727	$9.426	569,758
	2010	$9.426	$10.224	485,420
	2011	$10.224	$10.056	397,167
	2012	$10.056	$11.715	328,990
	2013	$11.715	$15.078	273,977
	2014	$15.078	$16.700	244,692
	2015	$16.700	$16.735	210,711
	2016	$16.735	$18.867	195,300

25

	FOR THE YEAR ENDING DECEMBER 31	ACCUMULATION UNIT VALUE AT BEGINNING OF PERIOD	ACCUMULATION UNIT VALUE AT END OF PERIOD	NUMBER OF UNITS OUTSTANDING AT END OF PERIOD
Invesco V.I. Equity and Income Fund - Series II
	2011	$10.000	$13.376	84,532
	2012	$13.376	$14.796	73,607
	2013	$14.796	$18.186	61,173
	2014	$18.186	$19.469	54,757
	2015	$19.469	$18.666	49,262
	2016	$18.666	$21.098	43,643
Invesco V.I. Global Core Equity Fund - Series II
	2011	$10.000	$9.610	159,596
	2012	$9.610	$10.726	133,489
	2013	$10.726	$12.906	117,848
	2014	$12.906	$12.764	107,729
	2015	$12.764	$12.355	95,515
	2016	$12.355	$12.952	86,772
Invesco V.I. Global Dividend Growth Fund - Series II
	2007	$14.345	$15.072	374,913
	2008	$15.072	$8.739	296,589
	2009	$8.739	$9.987	248,589
	2010	$9.987	$10.998	212,812
	2011	$10.998	$11.859	0
Invesco V.I. High Yield Fund - Series II
	2013	$10.000	$8.678	132,890
	2014	$8.678	$8.677	129,443
	2015	$8.677	$8.252	112,218
	2016	$8.252	$9.002	110,116
Invesco V.I. High Yield Securities Fund - Series II
	2007	$5.986	$6.121	241,105
	2008	$6.121	$4.627	185,064
	2009	$4.627	$6.570	155,133
	2010	$6.570	$7.110	195,204
	2011	$7.110	$7.114	156,059
	2012	$7.114	$8.297	143,407
	2013	$8.297	$8.555	0
Invesco V.I. Income Builder Fund - Series II
	2007	$13.883	$14.054	457,445
	2008	$14.054	$10.175	222,392
	2009	$10.175	$12.508	143,800
	2010	$12.508	$13.805	109,263
	2011	$13.805	$14.686	0
Invesco V.I. Mid Cap Core Equity Fund - Series I
	2007	$12.550	$13.530	17,147
	2008	$13.530	$9.518	15,857
	2009	$9.518	$12.199	21,565
	2010	$12.199	$13.701	21,625
	2011	$13.701	$12.625	20,689
	2012	$12.625	$13.787	12,572
	2013	$13.787	$17.479	13,102
	2014	$17.479	$17.966	13,272
	2015	$17.966	$16.970	12,121
	2016	$16.970	$18.947	10,111

26

	FOR THE YEAR ENDING DECEMBER 31	ACCUMULATION UNIT VALUE AT BEGINNING OF PERIOD	ACCUMULATION UNIT VALUE AT END OF PERIOD	NUMBER OF UNITS OUTSTANDING AT END OF PERIOD
Invesco V.I. Mid Cap Growth Fund - Series II
	2007	$12.571	$14.549	30,125
	2008	$14.549	$7.613	29,720
	2009	$7.613	$11.716	20,219
	2010	$11.716	$14.677	20,817
	2011	$14.677	$13.093	16,956
	2012	$13.093	$14.385	15,504
	2013	$14.385	$19.340	12,688
	2014	$19.340	$20.499	13,202
	2015	$20.499	$20.386	11,434
	2016	$20.386	$20.180	14,523
Invesco V.I. S&P 500 Index Fund - Series II
	2007	$9.310	$9.621	1,268,974
	2008	$9.621	$5.940	927,538
	2009	$5.940	$7.370	859,148
	2010	$7.370	$8.312	789,865
	2011	$8.312	$8.307	605,235
	2012	$8.307	$9.444	578,552
	2013	$9.444	$12.228	477,147
	2014	$12.228	$13.594	310,188
	2015	$13.594	$13.484	274,572
	2016	$13.484	$14.758	256,648
Morgan Stanley VIS - Global Infrastructure Portfolio - Class Y
	2007	$10.127	$11.964	476,162
	2008	$11.964	$7.837	367,946
	2009	$7.837	$9.166	350,936
	2010	$9.166	$9.630	309,167
	2011	$9.630	$10.977	263,954
	2012	$10.977	$12.796	239,739
	2013	$12.796	$14.803	218,944
	2014	$14.803	$15.657	0
Morgan Stanley VIS Aggressive Equity Portfolio - Class Y
	2007	$9.043	$10.624	278,593
	2008	$10.624	$5.333	220,696
	2009	$5.333	$8.873	208,966
	2010	$8.873	$10.981	208,089
	2011	$10.981	$9.987	271,582
	2012	$9.987	$10.971	243,016
	2013	$10.971	$11.641	0
Morgan Stanley VIS European Equity Portfolio - Class Y
	2007	$10.947	$12.427	309,595
	2008	$12.427	$6.991	242,076
	2009	$6.991	$8.766	206,327
	2010	$8.766	$9.228	180,404
	2011	$9.228	$8.188	155,443
	2012	$8.188	$9.522	135,963
	2013	$9.522	$11.922	125,128
	2014	$11.922	$10.634	114,648
	2015	$10.634	$9.902	96,298
	2016	$9.902	$9.478	93,422
Morgan Stanley VIS Global Advantage Portfolio - Class Y
	2007	$8.539	$9.806	88,718
	2008	$9.806	$5.408	74,498
	2009	$5.408	$5.167	0

27

	FOR THE YEAR ENDING DECEMBER 31	ACCUMULATION UNIT VALUE AT BEGINNING OF PERIOD	ACCUMULATION UNIT VALUE AT END OF PERIOD	NUMBER OF UNITS OUTSTANDING AT END OF PERIOD
Morgan Stanley VIS Income Plus Portfolio - Class Y
	2007	$13.847	$14.408	935,609
	2008	$14.408	$12.889	804,286
	2009	$12.889	$15.514	703,266
	2010	$15.514	$16.645	638,828
	2011	$16.645	$17.155	500,669
	2012	$17.155	$19.218	459,845
	2013	$19.218	$19.068	392,236
	2014	$19.068	$20.156	313,616
	2015	$20.156	$19.397	291,575
	2016	$19.397	$20.368	266,249
Morgan Stanley VIS Limited Duration Portfolio - Class Y
	2007	$11.264	$11.396	910,349
	2008	$11.396	$9.509	679,532
	2009	$9.509	$9.880	644,373
	2010	$9.880	$9.940	619,411
	2011	$9.940	$10.023	506,795
	2012	$10.023	$10.165	459,815
	2013	$10.165	$10.014	382,060
	2014	$10.014	$9.939	338,629
	2015	$9.939	$9.751	315,060
	2016	$9.751	$10.058	294,549
Morgan Stanley VIS Money Market Portfolio - Class Y
	2007	$10.551	$10.868	482,907
	2008	$10.868	$10.931	727,014
	2009	$10.931	$10.760	481,255
	2010	$10.760	$10.592	435,996
	2011	$10.592	$10.426	401,888
	2012	$10.426	$10.262	319,001
	2013	$10.262	$10.101	277,550
	2014	$10.101	$9.943	224,834
	2015	$9.943	$9.787	206,413
	2016	$9.787	$9.737	0
Morgan Stanley VIS Multi Cap Growth Portfolio - Class Y
	2007	$8.248	$9.678	923,998
	2008	$9.678	$4.977	700,210
	2009	$4.977	$8.369	620,532
	2010	$8.369	$10.497	532,707
	2011	$10.497	$9.612	457,858
	2012	$9.612	$10.604	390,642
	2013	$10.604	$15.694	557,500
	2014	$15.694	$16.288	388,275
	2015	$16.288	$17.367	351,860
	2016	$17.367	$16.471	291,027
Morgan Stanley VIS Strategist Portfolio - Class Y
	2007	$12.469	$13.298	862,141
	2008	$13.298	$9.921	665,917
	2009	$9.921	$11.662	602,400
	2010	$11.662	$12.225	548,535
	2011	$12.225	$11.054	445,766
	2012	$11.054	$11.605	369,690
	2013	$11.605	$12.354	0

28

	FOR THE YEAR ENDING DECEMBER 31	ACCUMULATION UNIT VALUE AT BEGINNING OF PERIOD	ACCUMULATION UNIT VALUE AT END OF PERIOD	NUMBER OF UNITS OUTSTANDING AT END OF PERIOD
Putnam VT Growth and Income Fund - Class IB
	2007	$12.554	$11.609	396,694
	2008	$11.609	$7.004	298,142
	2009	$7.004	$8.949	277,204
	2010	$8.949	$10.074	227,908
	2011	$10.074	$9.455	145,033
	2012	$9.455	$11.087	119,123
	2013	$11.087	$14.805	106,097
	2014	$14.805	$16.135	97,541
	2015	$16.135	$14.685	89,709
	2016	$14.685	$16.625	71,691
Putnam VT Growth Opportunities Fund - Class IB
	2016	$10.000	$10.055	111,637
Putnam VT International Equity Fund - Class IB
	2007	$11.447	$12.209	446,897
	2008	$12.209	$6.735	352,540
	2009	$6.735	$8.261	296,588
	2010	$8.261	$8.946	285,794
	2011	$8.946	$7.314	237,250
	2012	$7.314	$8.776	201,586
	2013	$8.776	$11.062	163,809
	2014	$11.062	$10.150	163,789
	2015	$10.150	$10.004	144,921
	2016	$10.004	$9.605	122,453
Putnam VT Small Cap Value Fund - Class IB
	2007	$16.236	$13.946	422,535
	2008	$13.946	$8.323	355,678
	2009	$8.323	$10.775	331,421
	2010	$10.775	$13.361	318,465
	2011	$13.361	$12.529	223,263
	2012	$12.529	$14.487	213,263
	2013	$14.487	$19.906	190,923
	2014	$19.906	$20.265	71,100
	2015	$20.265	$19.099	60,570
	2016	$19.099	$23.968	52,672
Putnam VT Voyager Fund - Class IB
	2007	$6.140	$6.377	353,975
	2008	$6.377	$3.952	287,897
	2009	$3.952	$6.375	243,589
	2010	$6.375	$7.579	219,638
	2011	$7.579	$6.128	222,667
	2012	$6.128	$6.890	206,632
	2013	$6.890	$9.746	164,135
	2014	$9.746	$10.525	153,419
	2015	$10.525	$9.725	141,292
	2016	$9.725	$9.766	0

29

	FOR THE YEAR ENDING DECEMBER 31	ACCUMULATION UNIT VALUE AT BEGINNING OF PERIOD	ACCUMULATION UNIT VALUE AT END OF PERIOD	NUMBER OF UNITS OUTSTANDING AT END OF PERIOD
UIF Emerging Markets Equity Portfolio, Class I
	2007	$16.705	$23.091	132,893
	2008	$23.091	$9.857	126,959
	2009	$9.857	$16.478	138,374
	2010	$16.478	$19.304	139,088
	2011	$19.304	$15.539	173,229
	2012	$15.539	$18.344	159,319
	2013	$18.344	$17.870	121,893
	2014	$17.870	$16.798	71,137
	2015	$16.798	$14.765	64,600
	2016	$14.765	$15.512	60,409
UIF Global Infrastructure - Class II
	2014	$10.000	$16.797	205,161
	2015	$16.797	$14.236	192,794
	2016	$14.236	$16.109	180,519
UIF Global Strategist Portfolio, Class I
	2007	$11.471	$12.936	148,990
	2008	$12.936	$7.050	137,663
	2009	$7.050	$9.196	122,897
	2010	$9.196	$9.566	112,893
	2011	$9.566	$9.069	107,354
	2012	$9.069	$10.161	94,224
	2013	$10.161	$11.595	82,657
	2014	$11.595	$11.658	69,995
	2015	$11.658	$10.741	59,302
	2016	$10.741	$11.161	49,215
UIF Global Strategist Portfolio, Class II
	2013	$10.000	$13.468	311,419
	2014	$13.468	$13.520	270,112
	2015	$13.520	$12.438	244,436
	2016	$12.438	$12.915	175,903
UIF Growth Portfolio, Class I
	2007	$7.515	$9.015	320,992
	2008	$9.015	$4.509	249,014
	2009	$4.509	$7.346	209,036
	2010	$7.346	$8.884	192,975
	2011	$8.884	$8.499	162,482
	2012	$8.499	$9.567	151,104
	2013	$9.567	$13.943	119,314
	2014	$13.943	$14.596	114,339
	2015	$14.596	$16.124	99,918
	2016	$16.124	$15.611	93,329
UIF Mid Cap Growth Portfolio, Class I
	2007	$15.201	$18.351	133,847
	2008	$18.351	$9.615	125,651
	2009	$9.615	$14.919	107,554
	2010	$14.919	$19.430	104,050
	2011	$19.430	$17.762	96,439
	2012	$17.762	$19.000	82,771
	2013	$19.000	$25.711	60,376
	2014	$25.711	$25.803	44,918
	2015	$25.803	$23.898	40,811
	2016	$23.898	$21.457	35,911

30

	FOR THE YEAR ENDING DECEMBER 31	ACCUMULATION UNIT VALUE AT BEGINNING OF PERIOD	ACCUMULATION UNIT VALUE AT END OF PERIOD	NUMBER OF UNITS OUTSTANDING AT END OF PERIOD
UIF U.S. Real Estate Portfolio, Class I
	2007	$34.489	$28.147	147,644
	2008	$28.147	$17.204	105,745
	2009	$17.204	$21.734	99,050
	2010	$21.734	$27.800	90,278
	2011	$27.800	$28.983	66,256
	2012	$28.983	$33.042	56,228
	2013	$33.042	$33.188	43,627
	2014	$33.188	$42.374	39,957
	2015	$42.374	$42.610	36,550
	2016	$42.610	$44.798	31,806
* The Accumulation Unit Values in this table reflect a mortality and expense risk charge of 1.49% and an administrative expense charge of 0.10%.

31

Morgan Stanley Variable Annuity 3 - SAI
ACCUMULATION UNIT VALUE AND NUMBER OF ACCUMULATION UNITS OUTSTANDING FOR
EACH VARIABLE SUB-ACCOUNT*
WITH THE ENHANCED EARNINGS DEATH BENEFIT PLUS OPTION (AGE 56-65)
Mortality & Expense = 1.5

	FOR THE YEAR ENDING DECEMBER 31	ACCUMULATION UNIT VALUE AT BEGINNING OF PERIOD	ACCUMULATION UNIT VALUE AT END OF PERIOD	NUMBER OF UNITS OUTSTANDING AT END OF PERIOD
AB VPS Growth & Income Portfolio - Class B
	2007	$12.292	$12.683	2,998
	2008	$12.683	$7.402	3,118
	2009	$7.402	$8.767	3,153
	2010	$8.767	$9.732	1,250
	2011	$9.732	$10.160	293
	2012	$10.160	$11.722	288
	2013	$11.722	$15.527	0
	2014	$15.527	$16.700	0
	2015	$16.700	$16.669	0
	2016	$16.669	$18.222	0
AB VPS Growth Portfolio - Class B
	2007	$10.285	$11.402	698
	2008	$11.402	$6.441	0
	2009	$6.441	$8.422	0
	2010	$8.422	$9.515	0
	2011	$9.515	$9.455	0
	2012	$9.455	$10.568	0
	2013	$10.568	$13.908	0
	2014	$13.908	$15.462	0
	2015	$15.462	$16.558	0
	2016	$16.558	$16.435	0
AB VPS Large Cap Growth Portfolio - Class B
	2007	$9.074	$10.144	0
	2008	$10.144	$6.008	0
	2009	$6.008	$8.106	0
	2010	$8.106	$8.762	0
	2011	$8.762	$8.341	0
	2012	$8.341	$9.532	0
	2013	$9.532	$12.851	0
	2014	$12.851	$14.398	0
	2015	$14.398	$15.707	0
	2016	$15.707	$15.822	0
Fidelity VIP Government Money Market Portfolio - Service Class 2
	2016	$10.000	$9.895	0
FTVIP Franklin High Income VIP Fund - Class 2
	2007	$11.703	$11.829	0
	2008	$11.829	$8.920	0
	2009	$8.920	$12.526	0
	2010	$12.526	$13.962	0
	2011	$13.962	$14.368	0
	2012	$14.368	$16.339	0
	2013	$16.339	$17.339	0
	2014	$17.339	$17.059	0
	2015	$17.059	$15.257	0
	2016	$15.257	$17.560	0

32

	FOR THE YEAR ENDING DECEMBER 31	ACCUMULATION UNIT VALUE AT BEGINNING OF PERIOD	ACCUMULATION UNIT VALUE AT END OF PERIOD	NUMBER OF UNITS OUTSTANDING AT END OF PERIOD
FTVIP Franklin Income VIP Fund - Class 2
	2007	$13.078	$13.352	0
	2008	$13.352	$9.243	0
	2009	$9.243	$12.335	0
	2010	$12.335	$13.677	0
	2011	$13.677	$13.782	0
	2012	$13.782	$15.278	0
	2013	$15.278	$17.132	0
	2014	$17.132	$17.638	0
	2015	$17.638	$16.134	0
	2016	$16.134	$18.105	0
FTVIP Franklin Mutual Shares VIP Fund - Class 2
	2007	$13.881	$14.134	0
	2008	$14.134	$8.748	0
	2009	$8.748	$10.852	0
	2010	$10.852	$11.875	0
	2011	$11.875	$11.565	0
	2012	$11.565	$13.002	0
	2013	$13.002	$16.412	0
	2014	$16.412	$17.302	0
	2015	$17.302	$16.187	0
	2016	$16.187	$18.489	0
FTVIP Templeton Foreign VIP Fund - Class 2
	2007	$14.926	$16.958	0
	2008	$16.958	$9.950	0
	2009	$9.950	$13.419	0
	2010	$13.419	$14.317	0
	2011	$14.317	$12.591	0
	2012	$12.591	$14.650	0
	2013	$14.650	$17.730	0
	2014	$17.730	$15.506	0
	2015	$15.506	$14.269	0
	2016	$14.269	$15.051	0
Invesco V.I. American Franchise Fund - Series I
	2007	$8.282	$9.532	0
	2008	$9.532	$4.785	0
	2009	$4.785	$7.820	0
	2010	$7.820	$9.224	0
	2011	$9.224	$8.517	0
	2012	$8.517	$9.532	0
	2013	$9.532	$13.146	0
	2014	$13.146	$14.030	0
	2015	$14.030	$14.498	0
	2016	$14.498	$14.592	0
Invesco V.I. American Franchise Fund - Series II
	2007	$8.168	$9.375	283
	2008	$9.375	$4.695	281
	2009	$4.695	$7.653	280
	2010	$7.653	$9.005	279
	2011	$9.005	$8.296	278
	2012	$8.296	$9.258	276
	2013	$9.258	$12.737	0
	2014	$12.737	$13.559	0
	2015	$13.559	$13.978	0
	2016	$13.978	$14.034	0
33

	FOR THE YEAR ENDING DECEMBER 31	ACCUMULATION UNIT VALUE AT BEGINNING OF PERIOD	ACCUMULATION UNIT VALUE AT END OF PERIOD	NUMBER OF UNITS OUTSTANDING AT END OF PERIOD
Invesco V.I. American Value Fund - Series I
	2007	$14.399	$15.280	1,336
	2008	$15.280	$8.829	761
	2009	$8.829	$12.095	679
	2010	$12.095	$14.550	171
	2011	$14.550	$14.452	0
	2012	$14.452	$16.683	0
	2013	$16.683	$22.045	0
	2014	$22.045	$23.810	0
	2015	$23.810	$21.294	0
	2016	$21.294	$24.204	0
Invesco V.I. Capital Appreciation Fund - Series I
	2007	$10.305	$11.358	0
	2008	$11.358	$6.428	0
	2009	$6.428	$7.659	0
	2010	$7.659	$8.705	0
	2011	$8.705	$7.890	0
	2012	$7.890	$9.062	0
Invesco V.I. Comstock Fund - Series II
	2007	$13.994	$13.450	594
	2008	$13.450	$8.497	0
	2009	$8.497	$10.738	0
	2010	$10.738	$12.226	0
	2011	$12.226	$11.779	0
	2012	$11.779	$13.785	0
	2013	$13.785	$18.403	0
	2014	$18.403	$19.759	0
	2015	$19.759	$18.241	0
	2016	$18.241	$21.002	0
Invesco V.I. Core Equity Fund - Series I
	2007	$10.799	$11.490	280
	2008	$11.490	$7.899	279
	2009	$7.899	$9.973	277
	2010	$9.973	$10.753	276
	2011	$10.753	$10.576	275
	2012	$10.576	$11.852	274
	2013	$11.852	$15.076	0
	2014	$15.076	$16.045	0
	2015	$16.045	$14.880	0
	2016	$14.880	$16.147	0
Invesco V.I. Diversified Dividend Fund - Series II
	2007	$11.326	$11.580	10,668
	2008	$11.580	$7.241	10,668
	2009	$7.241	$8.832	10,668
	2010	$8.832	$9.579	9,899
	2011	$9.579	$9.421	0
	2012	$9.421	$10.974	0
	2013	$10.974	$14.123	0
	2014	$14.123	$15.641	0
	2015	$15.641	$15.672	0
	2016	$15.672	$17.666	0

34

	FOR THE YEAR ENDING DECEMBER 31	ACCUMULATION UNIT VALUE AT BEGINNING OF PERIOD	ACCUMULATION UNIT VALUE AT END OF PERIOD	NUMBER OF UNITS OUTSTANDING AT END OF PERIOD
Invesco V.I. Equity and Income Fund - Series II
	2011	$10.000	$12.784	0
	2012	$12.784	$14.139	0
	2013	$14.139	$17.377	0
	2014	$17.377	$18.601	0
	2015	$18.601	$17.832	0
	2016	$17.832	$20.153	0
Invesco V.I. Global Core Equity Fund - Series II
	2011	$10.000	$10.184	0
	2012	$10.184	$11.366	0
	2013	$11.366	$13.675	0
	2014	$13.675	$13.523	0
	2015	$13.523	$13.089	0
	2016	$13.089	$13.720	0
Invesco V.I. Global Dividend Growth Fund - Series II
	2007	$15.210	$15.980	0
	2008	$15.980	$9.265	0
	2009	$9.265	$10.587	0
	2010	$10.587	$11.657	0
	2011	$11.657	$12.569	0
Invesco V.I. High Yield Fund - Series II
	2013	$10.000	$14.835	0
	2014	$14.835	$14.831	0
	2015	$14.831	$14.104	0
	2016	$14.104	$15.384	0
Invesco V.I. High Yield Securities Fund - Series II
	2007	$10.240	$10.470	0
	2008	$10.470	$7.914	0
	2009	$7.914	$11.236	0
	2010	$11.236	$12.158	0
	2011	$12.158	$12.164	0
	2012	$12.164	$14.185	0
	2013	$14.185	$14.626	0
Invesco V.I. Income Builder Fund - Series II
	2007	$13.275	$13.437	1,802
	2008	$13.437	$9.727	1,605
	2009	$9.727	$11.956	1,610
	2010	$11.956	$13.194	639
	2011	$13.194	$14.036	0
Invesco V.I. Mid Cap Core Equity Fund - Series I
	2007	$12.545	$13.524	0
	2008	$13.524	$9.513	0
	2009	$9.513	$12.191	0
	2010	$12.191	$13.690	0
	2011	$13.690	$12.614	0
	2012	$12.614	$13.773	0
	2013	$13.773	$17.461	0
	2014	$17.461	$17.945	0
	2015	$17.945	$16.949	0
	2016	$16.949	$18.922	0

35

	FOR THE YEAR ENDING DECEMBER 31	ACCUMULATION UNIT VALUE AT BEGINNING OF PERIOD	ACCUMULATION UNIT VALUE AT END OF PERIOD	NUMBER OF UNITS OUTSTANDING AT END OF PERIOD
Invesco V.I. Mid Cap Growth Fund - Series II
	2007	$12.566	$14.542	0
	2008	$14.542	$7.608	0
	2009	$7.608	$11.708	0
	2010	$11.708	$14.665	0
	2011	$14.665	$13.082	0
	2012	$13.082	$14.371	0
	2013	$14.371	$19.319	0
	2014	$19.319	$20.475	0
	2015	$20.475	$20.360	0
	2016	$20.360	$20.152	0
Invesco V.I. S&P 500 Index Fund - Series II
	2007	$11.418	$11.798	631
	2008	$11.798	$7.283	600
	2009	$7.283	$9.036	563
	2010	$9.036	$10.189	296
	2011	$10.189	$10.182	4
	2012	$10.182	$11.575	0
	2013	$11.575	$14.985	0
	2014	$14.985	$16.658	0
	2015	$16.658	$16.521	0
	2016	$16.521	$18.080	0
Morgan Stanley VIS - Global Infrastructure Portfolio - Class Y
	2007	$11.415	$13.484	262
	2008	$13.484	$8.831	289
	2009	$8.831	$10.328	276
	2010	$10.328	$10.849	295
	2011	$10.849	$12.367	0
	2012	$12.367	$14.414	0
	2013	$14.414	$16.674	0
	2014	$16.674	$17.634	0
Morgan Stanley VIS Aggressive Equity Portfolio - Class Y
	2007	$12.229	$14.366	0
	2008	$14.366	$7.210	0
	2009	$7.210	$11.996	0
	2010	$11.996	$14.844	0
	2011	$14.844	$13.499	0
	2012	$13.499	$14.827	0
	2013	$14.827	$15.733	0
Morgan Stanley VIS European Equity Portfolio - Class Y
	2007	$14.105	$16.010	0
	2008	$16.010	$9.005	0
	2009	$9.005	$11.291	0
	2010	$11.291	$11.885	0
	2011	$11.885	$10.544	0
	2012	$10.544	$12.261	0
	2013	$12.261	$15.349	0
	2014	$15.349	$13.690	0
	2015	$13.690	$12.746	0
	2016	$12.746	$12.200	0
Morgan Stanley VIS Global Advantage Portfolio - Class Y
	2007	$12.118	$13.914	696
	2008	$13.914	$7.674	0
	2009	$7.674	$7.330	0

36

	FOR THE YEAR ENDING DECEMBER 31	ACCUMULATION UNIT VALUE AT BEGINNING OF PERIOD	ACCUMULATION UNIT VALUE AT END OF PERIOD	NUMBER OF UNITS OUTSTANDING AT END OF PERIOD
Morgan Stanley VIS Income Plus Portfolio - Class Y
	2007	$12.490	$12.995	270
	2008	$12.995	$11.623	226
	2009	$11.623	$13.989	206
	2010	$13.989	$15.008	207
	2011	$15.008	$15.466	0
	2012	$15.466	$17.324	0
	2013	$17.324	$17.188	0
	2014	$17.188	$18.166	0
	2015	$18.166	$17.480	0
	2016	$17.480	$18.354	0
Morgan Stanley VIS Limited Duration Portfolio - Class Y
	2007	$10.734	$10.858	0
	2008	$10.858	$9.060	0
	2009	$9.060	$9.411	0
	2010	$9.411	$9.468	0
	2011	$9.468	$9.546	0
	2012	$9.546	$9.681	0
	2013	$9.681	$9.536	0
	2014	$9.536	$9.463	0
	2015	$9.463	$9.283	0
	2016	$9.283	$9.575	0
Morgan Stanley VIS Money Market Portfolio - Class Y
	2007	$10.144	$10.448	0
	2008	$10.448	$10.507	0
	2009	$10.507	$10.342	0
	2010	$10.342	$10.179	0
	2011	$10.179	$10.019	0
	2012	$10.019	$9.860	0
	2013	$9.860	$9.705	0
	2014	$9.705	$9.552	0
	2015	$9.552	$9.401	0
	2016	$9.401	$9.352	0
Morgan Stanley VIS Multi Cap Growth Portfolio - Class Y
	2007	$11.129	$13.058	0
	2008	$13.058	$6.715	0
	2009	$6.715	$11.290	0
	2010	$11.290	$14.158	0
	2011	$14.158	$12.963	0
	2012	$12.963	$14.300	0
	2013	$14.300	$21.162	0
	2014	$21.162	$21.960	0
	2015	$21.960	$23.413	0
	2016	$23.413	$22.202	0
Morgan Stanley VIS Strategist Portfolio - Class Y
	2007	$13.599	$14.502	233
	2008	$14.502	$10.818	226
	2009	$10.818	$12.716	230
	2010	$12.716	$13.327	241
	2011	$13.327	$12.050	0
	2012	$12.050	$12.650	0
	2013	$12.650	$13.465	0

37

	FOR THE YEAR ENDING DECEMBER 31	ACCUMULATION UNIT VALUE AT BEGINNING OF PERIOD	ACCUMULATION UNIT VALUE AT END OF PERIOD	NUMBER OF UNITS OUTSTANDING AT END OF PERIOD
Putnam VT Growth and Income Fund - Class IB
	2007	$12.207	$11.287	0
	2008	$11.287	$6.809	0
	2009	$6.809	$8.699	0
	2010	$8.699	$9.792	0
	2011	$9.792	$9.189	0
	2012	$9.189	$10.774	0
	2013	$10.774	$14.386	0
	2014	$14.386	$15.677	0
	2015	$15.677	$14.266	0
	2016	$14.266	$16.149	0
Putnam VT Growth Opportunities Fund - Class IB
	2016	$10.000	$10.055	0
Putnam VT International Equity Fund - Class IB
	2007	$14.931	$15.922	448
	2008	$15.922	$8.782	487
	2009	$8.782	$10.772	509
	2010	$10.772	$11.664	145
	2011	$11.664	$9.535	0
	2012	$9.535	$11.440	0
	2013	$11.440	$14.418	0
	2014	$14.418	$13.228	0
	2015	$13.228	$13.036	0
	2016	$13.036	$12.515	0
Putnam VT Small Cap Value Fund - Class IB
	2007	$16.229	$13.938	558
	2008	$13.938	$8.318	0
	2009	$8.318	$10.767	0
	2010	$10.767	$13.349	0
	2011	$13.349	$12.517	0
	2012	$12.517	$14.471	0
	2013	$14.471	$19.883	0
	2014	$19.883	$20.239	0
	2015	$20.239	$19.073	0
	2016	$19.073	$23.932	0
Putnam VT Voyager Fund - Class IB
	2007	$9.040	$9.387	18,183
	2008	$9.387	$5.817	18,183
	2009	$5.817	$9.382	18,183
	2010	$9.382	$11.154	16,872
	2011	$11.154	$9.018	0
	2012	$9.018	$10.137	0
	2013	$10.137	$14.338	0
	2014	$14.338	$15.482	0
	2015	$15.482	$14.305	0
	2016	$14.305	$14.364	0

38

	FOR THE YEAR ENDING DECEMBER 31	ACCUMULATION UNIT VALUE AT BEGINNING OF PERIOD	ACCUMULATION UNIT VALUE AT END OF PERIOD	NUMBER OF UNITS OUTSTANDING AT END OF PERIOD
UIF Emerging Markets Equity Portfolio, Class I
	2007	$27.787	$38.405	0
	2008	$38.405	$16.393	0
	2009	$16.393	$27.401	0
	2010	$27.401	$32.097	0
	2011	$32.097	$25.833	0
	2012	$25.833	$30.495	0
	2013	$30.495	$29.703	0
	2014	$29.703	$27.919	0
	2015	$27.919	$24.538	0
	2016	$24.538	$25.777	0
UIF Global Infrastructure - Class II
	2014	$10.000	$18.917	0
	2015	$18.917	$16.031	0
	2016	$16.031	$18.139	0
UIF Global Strategist Portfolio, Class I
	2007	$14.526	$16.380	0
	2008	$16.380	$8.926	0
	2009	$8.926	$11.642	0
	2010	$11.642	$12.108	0
	2011	$12.108	$11.478	0
	2012	$11.478	$12.859	0
	2013	$12.859	$14.673	0
	2014	$14.673	$14.752	0
	2015	$14.752	$13.589	0
	2016	$13.589	$14.120	0
UIF Global Strategist Portfolio, Class II
	2013	$10.000	$14.679	0
	2014	$14.679	$14.734	0
	2015	$14.734	$13.553	0
	2016	$13.553	$14.072	0
UIF Growth Portfolio, Class I
	2007	$10.406	$12.484	0
	2008	$12.484	$6.242	0
	2009	$6.242	$10.171	0
	2010	$10.171	$12.298	0
	2011	$12.298	$11.764	0
	2012	$11.764	$13.241	0
	2013	$13.241	$19.296	0
	2014	$19.296	$20.197	0
	2015	$20.197	$22.310	0
	2016	$22.310	$21.597	0
UIF Mid Cap Growth Portfolio, Class I
	2007	$15.194	$18.341	0
	2008	$18.341	$9.608	0
	2009	$9.608	$14.908	0
	2010	$14.908	$19.413	0
	2011	$19.413	$17.745	0
	2012	$17.745	$18.980	0
	2013	$18.980	$25.681	0
	2014	$25.681	$25.770	0
	2015	$25.770	$23.866	0
	2016	$23.866	$21.425	0

39

	FOR THE YEAR ENDING DECEMBER 31	ACCUMULATION UNIT VALUE AT BEGINNING OF PERIOD	ACCUMULATION UNIT VALUE AT END OF PERIOD	NUMBER OF UNITS OUTSTANDING AT END OF PERIOD
UIF U.S. Real Estate Portfolio, Class I
	2007	$28.475	$23.237	426
	2008	$23.237	$14.201	440
	2009	$14.201	$17.939	479
	2010	$17.939	$22.944	220
	2011	$22.944	$23.917	0
	2012	$23.917	$27.264	0
	2013	$27.264	$27.382	0
	2014	$27.382	$34.957	0
	2015	$34.957	$35.149	0
	2016	$35.149	$36.950	0
* The Accumulation Unit Values in this table reflect a mortality and expense risk charge of 1.50% and an administrative expense charge of 0.10%.

40

Morgan Stanley Variable Annuity 3 - SAI
ACCUMULATION UNIT VALUE AND NUMBER OF ACCUMULATION UNITS OUTSTANDING FOR
EACH VARIABLE SUB-ACCOUNT*
WITH THE ENHANCED EARNINGS DEATH BENEFIT PLUS OPTION (AGE 55 AND LESS) AND THE
PERFORMANCE DEATH BENEFIT OPTION
Mortality & Expense = 1.53

	FOR THE YEAR ENDING DECEMBER 31	ACCUMULATION UNIT VALUE AT BEGINNING OF PERIOD	ACCUMULATION UNIT VALUE AT END OF PERIOD	NUMBER OF UNITS OUTSTANDING AT END OF PERIOD
AB VPS Growth & Income Portfolio - Class B
	2007	$12.271	$12.658	5,845
	2008	$12.658	$7.386	4,300
	2009	$7.386	$8.745	4,293
	2010	$8.745	$9.705	3,725
	2011	$9.705	$10.128	3,722
	2012	$10.128	$11.682	1,958
	2013	$11.682	$15.468	1,957
	2014	$15.468	$16.632	453
	2015	$16.632	$16.597	439
	2016	$16.597	$18.137	438
AB VPS Growth Portfolio - Class B
	2007	$10.268	$11.380	2,709
	2008	$11.380	$6.426	2,224
	2009	$6.426	$8.401	2,670
	2010	$8.401	$9.488	2,670
	2011	$9.488	$9.425	1,307
	2012	$9.425	$10.532	801
	2013	$10.532	$13.856	801
	2014	$13.856	$15.399	800
	2015	$15.399	$16.486	729
	2016	$16.486	$16.358	729
AB VPS Large Cap Growth Portfolio - Class B
	2007	$9.059	$10.125	7,202
	2008	$10.125	$5.994	7,198
	2009	$5.994	$8.086	5,932
	2010	$8.086	$8.737	5,930
	2011	$8.737	$8.315	5,928
	2012	$8.315	$9.499	5,926
	2013	$9.499	$12.803	5,924
	2014	$12.803	$14.339	5,923
	2015	$14.339	$15.639	5,922
	2016	$15.639	$15.749	5,921
Fidelity VIP Government Money Market Portfolio - Service Class 2
	2016	$10.000	$9.893	59
FTVIP Franklin High Income VIP Fund - Class 2
	2007	$11.694	$11.817	0
	2008	$11.817	$8.908	0
	2009	$8.908	$12.506	0
	2010	$12.506	$13.935	0
	2011	$13.935	$14.335	0
	2012	$14.335	$16.298	0
	2013	$16.298	$17.289	0
	2014	$17.289	$17.006	0
	2015	$17.006	$15.204	0
	2016	$15.204	$17.495	0

41

	FOR THE YEAR ENDING DECEMBER 31	ACCUMULATION UNIT VALUE AT BEGINNING OF PERIOD	ACCUMULATION UNIT VALUE AT END OF PERIOD	NUMBER OF UNITS OUTSTANDING AT END OF PERIOD
FTVIP Franklin Income VIP Fund - Class 2
	2007	$13.069	$13.340	1,704
	2008	$13.340	$9.232	1,218
	2009	$9.232	$12.316	544
	2010	$12.316	$13.652	544
	2011	$13.652	$13.752	543
	2012	$13.752	$15.241	408
	2013	$15.241	$17.085	408
	2014	$17.085	$17.585	2,054
	2015	$17.585	$16.080	2,144
	2016	$16.080	$18.040	2,138
FTVIP Franklin Mutual Shares VIP Fund - Class 2
	2007	$13.870	$14.119	203
	2008	$14.119	$8.736	829
	2009	$8.736	$10.833	295
	2010	$10.833	$11.851	295
	2011	$11.851	$11.539	295
	2012	$11.539	$12.969	713
	2013	$12.969	$16.365	713
	2014	$16.365	$17.247	1,148
	2015	$17.247	$16.130	1,154
	2016	$16.130	$18.419	1,146
FTVIP Templeton Foreign VIP Fund - Class 2
	2007	$14.915	$16.940	3,063
	2008	$16.940	$9.937	2,340
	2009	$9.937	$13.397	1,631
	2010	$13.397	$14.289	1,634
	2011	$14.289	$12.563	467
	2012	$12.563	$14.613	407
	2013	$14.613	$17.679	407
	2014	$17.679	$15.457	845
	2015	$15.457	$14.220	839
	2016	$14.220	$14.994	861
Invesco V.I. American Franchise Fund - Series I
	2007	$8.268	$9.513	188
	2008	$9.513	$4.774	199
	2009	$4.774	$7.800	0
	2010	$7.800	$9.197	0
	2011	$9.197	$8.490	0
	2012	$8.490	$9.499	105
	2013	$9.499	$13.097	105
	2014	$13.097	$13.973	81
	2015	$13.973	$14.435	60
	2016	$14.435	$14.524	60
Invesco V.I. American Franchise Fund - Series II
	2007	$8.154	$9.357	3,284
	2008	$9.357	$4.684	1,494
	2009	$4.684	$7.634	1,493
	2010	$7.634	$8.980	1,042
	2011	$8.980	$8.270	1,042
	2012	$8.270	$9.226	133
	2013	$9.226	$12.689	132
	2014	$12.689	$13.504	103
	2015	$13.504	$13.917	76
	2016	$13.917	$13.969	75

42

	FOR THE YEAR ENDING DECEMBER 31	ACCUMULATION UNIT VALUE AT BEGINNING OF PERIOD	ACCUMULATION UNIT VALUE AT END OF PERIOD	NUMBER OF UNITS OUTSTANDING AT END OF PERIOD
Invesco V.I. American Value Fund - Series I
	2007	$14.375	$15.250	10,719
	2008	$15.250	$8.809	8,814
	2009	$8.809	$12.064	8,773
	2010	$12.064	$14.509	8,368
	2011	$14.509	$14.406	4,748
	2012	$14.406	$16.626	4,406
	2013	$16.626	$21.962	2,649
	2014	$21.962	$23.714	2,952
	2015	$23.714	$21.201	2,857
	2016	$21.201	$24.091	2,872
Invesco V.I. Capital Appreciation Fund - Series I
	2007	$10.287	$11.336	822
	2008	$11.336	$6.413	829
	2009	$6.413	$7.640	666
	2010	$7.640	$8.681	665
	2011	$8.681	$7.865	664
	2012	$7.865	$9.032	0
Invesco V.I. Comstock Fund - Series II
	2007	$13.974	$13.427	4,643
	2008	$13.427	$8.480	3,112
	2009	$8.480	$10.713	1,789
	2010	$10.713	$12.194	1,785
	2011	$12.194	$11.745	698
	2012	$11.745	$13.741	695
	2013	$13.741	$18.339	692
	2014	$18.339	$19.684	656
	2015	$19.684	$18.166	567
	2016	$18.166	$20.910	565
Invesco V.I. Core Equity Fund - Series I
	2007	$10.797	$11.484	1,448
	2008	$11.484	$7.893	1,115
	2009	$7.893	$9.962	984
	2010	$9.962	$10.738	982
	2011	$10.738	$10.558	980
	2012	$10.558	$11.829	202
	2013	$11.829	$15.041	201
	2014	$15.041	$16.004	200
	2015	$16.004	$14.836	199
	2016	$14.836	$16.095	198
Invesco V.I. Diversified Dividend Fund - Series II
	2007	$11.307	$11.557	10,083
	2008	$11.557	$7.225	10,079
	2009	$7.225	$8.809	8,868
	2010	$8.809	$9.551	8,865
	2011	$9.551	$9.391	7,332
	2012	$9.391	$10.936	7,331
	2013	$10.936	$14.069	7,329
	2014	$14.069	$15.577	7,328
	2015	$15.577	$15.604	7,327
	2016	$15.604	$17.584	7,326

43

	FOR THE YEAR ENDING DECEMBER 31	ACCUMULATION UNIT VALUE AT BEGINNING OF PERIOD	ACCUMULATION UNIT VALUE AT END OF PERIOD	NUMBER OF UNITS OUTSTANDING AT END OF PERIOD
Invesco V.I. Equity and Income Fund - Series II
	2011	$10.000	$12.743	0
	2012	$12.743	$14.090	0
	2013	$14.090	$17.312	0
	2014	$17.312	$18.525	0
	2015	$18.525	$17.754	0
	2016	$17.754	$20.060	0
Invesco V.I. Global Core Equity Fund - Series II
	2011	$10.000	$10.152	1,322
	2012	$10.152	$11.327	1,322
	2013	$11.327	$13.624	1,322
	2014	$13.624	$13.468	1,322
	2015	$13.468	$13.032	1,322
	2016	$13.032	$13.656	1,322
Invesco V.I. Global Dividend Growth Fund - Series II
	2007	$15.185	$15.949	1,322
	2008	$15.949	$9.244	1,322
	2009	$9.244	$10.560	1,322
	2010	$10.560	$11.624	1,322
	2011	$11.624	$12.532	0
Invesco V.I. High Yield Fund - Series II
	2013	$10.000	$14.779	0
	2014	$14.779	$14.771	0
	2015	$14.771	$14.042	0
	2016	$14.042	$15.312	0
Invesco V.I. High Yield Securities Fund - Series II
	2007	$10.223	$10.450	0
	2008	$10.450	$7.896	0
	2009	$7.896	$11.207	0
	2010	$11.207	$12.124	0
	2011	$12.124	$12.125	0
	2012	$12.125	$14.136	0
	2013	$14.136	$14.574	0
Invesco V.I. Income Builder Fund - Series II
	2007	$13.253	$13.411	3,824
	2008	$13.411	$9.705	3,821
	2009	$9.705	$11.925	1,655
	2010	$11.925	$13.157	1,412
	2011	$13.157	$13.994	0
Invesco V.I. Mid Cap Core Equity Fund - Series I
	2007	$12.535	$13.509	326
	2008	$13.509	$9.500	326
	2009	$9.500	$12.170	0
	2010	$12.170	$13.663	0
	2011	$13.663	$12.585	0
	2012	$12.585	$13.737	0
	2013	$13.737	$17.410	0
	2014	$17.410	$17.888	0
	2015	$17.888	$16.890	0
	2016	$16.890	$18.850	0

44

	FOR THE YEAR ENDING DECEMBER 31	ACCUMULATION UNIT VALUE AT BEGINNING OF PERIOD	ACCUMULATION UNIT VALUE AT END OF PERIOD	NUMBER OF UNITS OUTSTANDING AT END OF PERIOD
Invesco V.I. Mid Cap Growth Fund - Series II
	2007	$12.556	$14.526	0
	2008	$14.526	$7.597	0
	2009	$7.597	$11.688	0
	2010	$11.688	$14.636	0
	2011	$14.636	$13.052	0
	2012	$13.052	$14.333	0
	2013	$14.333	$19.263	0
	2014	$19.263	$20.409	0
	2015	$20.409	$20.289	0
	2016	$20.289	$20.076	0
Invesco V.I. S&P 500 Index Fund - Series II
	2007	$11.399	$11.775	8,181
	2008	$11.775	$7.267	7,450
	2009	$7.267	$9.013	7,036
	2010	$9.013	$10.160	7,036
	2011	$10.160	$10.150	1,907
	2012	$10.150	$11.534	1,907
	2013	$11.534	$14.929	0
	2014	$14.929	$16.590	0
	2015	$16.590	$16.449	0
	2016	$16.449	$17.996	0
Morgan Stanley VIS - Global Infrastructure Portfolio - Class Y
	2007	$11.396	$13.457	0
	2008	$13.457	$8.811	0
	2009	$8.811	$10.301	0
	2010	$10.301	$10.818	0
	2011	$10.818	$12.327	0
	2012	$12.327	$14.364	0
	2013	$14.364	$16.611	0
	2014	$16.611	$17.566	0
Morgan Stanley VIS Aggressive Equity Portfolio - Class Y
	2007	$12.208	$14.338	1,916
	2008	$14.338	$7.194	775
	2009	$7.194	$11.965	119
	2010	$11.965	$14.801	119
	2011	$14.801	$13.456	109
	2012	$13.456	$14.776	0
	2013	$14.776	$15.677	0
Morgan Stanley VIS European Equity Portfolio - Class Y
	2007	$14.081	$15.978	4,434
	2008	$15.978	$8.985	2,291
	2009	$8.985	$11.262	1,595
	2010	$11.262	$11.851	1,595
	2011	$11.851	$10.511	0
	2012	$10.511	$12.219	0
	2013	$12.219	$15.292	0
	2014	$15.292	$13.635	0
	2015	$13.635	$12.691	0
	2016	$12.691	$12.143	0
Morgan Stanley VIS Global Advantage Portfolio - Class Y
	2007	$12.098	$13.887	0
	2008	$13.887	$7.656	0
	2009	$7.656	$7.313	0

45

	FOR THE YEAR ENDING DECEMBER 31	ACCUMULATION UNIT VALUE AT BEGINNING OF PERIOD	ACCUMULATION UNIT VALUE AT END OF PERIOD	NUMBER OF UNITS OUTSTANDING AT END OF PERIOD
Morgan Stanley VIS Income Plus Portfolio - Class Y
	2007	$12.469	$12.969	2,050
	2008	$12.969	$11.597	1,234
	2009	$11.597	$13.953	774
	2010	$13.953	$14.965	774
	2011	$14.965	$15.417	774
	2012	$15.417	$17.264	0
	2013	$17.264	$17.123	0
	2014	$17.123	$18.093	0
	2015	$18.093	$17.404	0
	2016	$17.404	$18.268	0
Morgan Stanley VIS Limited Duration Portfolio - Class Y
	2007	$10.716	$10.837	2,711
	2008	$10.837	$9.039	1,281
	2009	$9.039	$9.387	472
	2010	$9.387	$9.441	471
	2011	$9.441	$9.516	470
	2012	$9.516	$9.647	229
	2013	$9.647	$9.500	228
	2014	$9.500	$9.425	178
	2015	$9.425	$9.243	131
	2016	$9.243	$9.531	130
Morgan Stanley VIS Money Market Portfolio - Class Y
	2007	$10.127	$10.427	1,854
	2008	$10.427	$10.484	1,172
	2009	$10.484	$10.316	786
	2010	$10.316	$10.150	551
	2011	$10.150	$9.987	549
	2012	$9.987	$9.826	112
	2013	$9.826	$9.668	112
	2014	$9.668	$9.513	87
	2015	$9.513	$9.360	64
	2016	$9.360	$9.311	0
Morgan Stanley VIS Multi Cap Growth Portfolio - Class Y
	2007	$11.110	$13.032	7,127
	2008	$13.032	$6.699	5,877
	2009	$6.699	$11.261	5,156
	2010	$11.261	$14.118	5,154
	2011	$14.118	$12.923	5,143
	2012	$12.923	$14.251	5,029
	2013	$14.251	$21.083	5,029
	2014	$21.083	$21.871	4,485
	2015	$21.871	$23.311	4,455
	2016	$23.311	$22.099	4,448
Morgan Stanley VIS Strategist Portfolio - Class Y
	2007	$13.576	$14.474	2,544
	2008	$14.474	$10.794	1,499
	2009	$10.794	$12.683	843
	2010	$12.683	$13.289	843
	2011	$13.289	$12.012	843
	2012	$12.012	$12.606	843
	2013	$12.606	$13.417	0

46

	FOR THE YEAR ENDING DECEMBER 31	ACCUMULATION UNIT VALUE AT BEGINNING OF PERIOD	ACCUMULATION UNIT VALUE AT END OF PERIOD	NUMBER OF UNITS OUTSTANDING AT END OF PERIOD
Putnam VT Growth and Income Fund - Class IB
	2007	$12.187	$11.265	197
	2008	$11.265	$6.794	196
	2009	$6.794	$8.677	163
	2010	$8.677	$9.764	162
	2011	$9.764	$9.160	162
	2012	$9.160	$10.736	161
	2013	$10.736	$14.332	161
	2014	$14.332	$15.613	125
	2015	$15.613	$14.204	92
	2016	$14.204	$16.074	92
Putnam VT Growth Opportunities Fund - Class IB
	2016	$10.000	$10.054	0
Putnam VT International Equity Fund - Class IB
	2007	$14.906	$15.891	947
	2008	$15.891	$8.762	946
	2009	$8.762	$10.744	944
	2010	$10.744	$11.630	601
	2011	$11.630	$9.505	601
	2012	$9.505	$11.400	0
	2013	$11.400	$14.364	0
	2014	$14.364	$13.174	0
	2015	$13.174	$12.979	0
	2016	$12.979	$12.457	0
Putnam VT Small Cap Value Fund - Class IB
	2007	$16.206	$13.915	2,915
	2008	$13.915	$8.301	2,740
	2009	$8.301	$10.742	2,739
	2010	$10.742	$13.314	2,738
	2011	$13.314	$12.480	1,670
	2012	$12.480	$14.425	1,484
	2013	$14.425	$19.813	858
	2014	$19.813	$20.162	252
	2015	$20.162	$18.995	185
	2016	$18.995	$23.827	183
Putnam VT Voyager Fund - Class IB
	2007	$9.025	$9.368	0
	2008	$9.368	$5.804	0
	2009	$5.804	$9.358	152
	2010	$9.358	$11.122	155
	2011	$11.122	$8.989	176
	2012	$8.989	$10.102	0
	2013	$10.102	$14.284	0
	2014	$14.284	$15.419	0
	2015	$15.419	$14.243	0
	2016	$14.243	$14.298	0

47

	FOR THE YEAR ENDING DECEMBER 31	ACCUMULATION UNIT VALUE AT BEGINNING OF PERIOD	ACCUMULATION UNIT VALUE AT END OF PERIOD	NUMBER OF UNITS OUTSTANDING AT END OF PERIOD
UIF Emerging Markets Equity Portfolio, Class I
	2007	$27.741	$38.329	1,431
	2008	$38.329	$16.356	1,380
	2009	$16.356	$27.331	1,319
	2010	$27.331	$32.005	1,317
	2011	$32.005	$25.752	1,321
	2012	$25.752	$30.389	1,292
	2013	$30.389	$29.591	1,683
	2014	$29.591	$27.806	1,683
	2015	$27.806	$24.431	1,683
	2016	$24.431	$25.657	1,683
UIF Global Infrastructure - Class II
	2014	$10.000	$18.840	0
	2015	$18.840	$15.962	0
	2016	$15.962	$18.055	0
UIF Global Strategist Portfolio, Class I
	2007	$14.502	$16.348	621
	2008	$16.348	$8.906	621
	2009	$8.906	$11.612	621
	2010	$11.612	$12.074	621
	2011	$12.074	$11.442	621
	2012	$11.442	$12.815	621
	2013	$12.815	$14.618	621
	2014	$14.618	$14.692	621
	2015	$14.692	$13.530	621
	2016	$13.530	$14.054	621
UIF Global Strategist Portfolio, Class II
	2013	$10.000	$14.624	843
	2014	$14.624	$14.674	0
	2015	$14.674	$13.494	0
	2016	$13.494	$14.006	0
UIF Growth Portfolio, Class I
	2007	$10.389	$12.459	1,167
	2008	$12.459	$6.228	838
	2009	$6.228	$10.145	838
	2010	$10.145	$12.262	838
	2011	$12.262	$11.727	838
	2012	$11.727	$13.196	0
	2013	$13.196	$19.223	0
	2014	$19.223	$20.116	0
	2015	$20.116	$22.212	0
	2016	$22.212	$21.497	0

48

	FOR THE YEAR ENDING DECEMBER 31	ACCUMULATION UNIT VALUE AT BEGINNING OF PERIOD	ACCUMULATION UNIT VALUE AT END OF PERIOD	NUMBER OF UNITS OUTSTANDING AT END OF PERIOD
UIF Mid Cap Growth Portfolio, Class I
	2007	$15.173	$18.310	3,633
	2008	$18.310	$9.589	2,569
	2009	$9.589	$14.874	2,043
	2010	$14.874	$19.362	2,040
	2011	$19.362	$17.693	2,037
	2012	$17.693	$18.919	1,726
	2013	$18.919	$25.591	1,726
	2014	$25.591	$25.673	1,726
	2015	$25.673	$23.768	1,726
	2016	$23.768	$21.331	1,726
UIF U.S. Real Estate Portfolio, Class I
	2007	$28.428	$23.191	475
	2008	$23.191	$14.169	217
	2009	$14.169	$17.893	217
	2010	$17.893	$22.878	217
	2011	$22.878	$23.842	217
	2012	$23.842	$27.170	217
	2013	$27.170	$27.279	217
	2014	$27.279	$34.815	456
	2015	$34.815	$34.996	425
	2016	$34.996	$36.778	421
* The Accumulation Unit Values in this table reflect a mortality and expense risk charge of 1.53% and an administrative expense charge of 0.10%.

49

Morgan Stanley Variable Annuity 3 - SAI
ACCUMULATION UNIT VALUE AND NUMBER OF ACCUMULATION UNITS OUTSTANDING FOR
EACH VARIABLE SUB-ACCOUNT*
WITH THE INCOME BENEFIT COMBINATION OPTION 2
Mortality & Expense = 1.55

	FOR THE YEAR ENDING DECEMBER 31	ACCUMULATION UNIT VALUE AT BEGINNING OF PERIOD	ACCUMULATION UNIT VALUE AT END OF PERIOD	NUMBER OF UNITS OUTSTANDING AT END OF PERIOD
AB VPS Growth & Income Portfolio - Class B
	2007	$12.970	$13.377	389,121
	2008	$13.377	$7.803	273,022
	2009	$7.803	$9.237	232,002
	2010	$9.237	$10.249	204,482
	2011	$10.249	$10.694	167,488
	2012	$10.694	$12.332	142,066
	2013	$12.332	$16.327	108,698
	2014	$16.327	$17.552	90,290
	2015	$17.552	$17.511	81,762
	2016	$17.511	$19.132	72,864
AB VPS Growth Portfolio - Class B
	2007	$6.739	$7.467	181,201
	2008	$7.467	$4.216	116,269
	2009	$4.216	$5.510	114,740
	2010	$5.510	$6.222	117,675
	2011	$6.222	$6.180	97,950
	2012	$6.180	$6.904	91,286
	2013	$6.904	$9.081	78,767
	2014	$9.081	$10.090	64,651
	2015	$10.090	$10.800	61,470
	2016	$10.800	$10.715	56,894
AB VPS Large Cap Growth Portfolio - Class B
	2007	$6.285	$7.023	230,260
	2008	$7.023	$4.157	136,510
	2009	$4.157	$5.607	131,859
	2010	$5.607	$6.057	114,281
	2011	$6.057	$5.763	104,594
	2012	$5.763	$6.583	94,428
	2013	$6.583	$8.871	63,123
	2014	$8.871	$9.933	49,891
	2015	$9.933	$10.831	41,855
	2016	$10.831	$10.905	37,238
Fidelity VIP Government Money Market Portfolio - Service Class 2
	2016	$10.000	$9.891	48,621
FTVIP Franklin High Income VIP Fund - Class 2
	2007	$11.688	$11.808	18,521
	2008	$11.808	$8.899	11,928
	2009	$8.899	$12.491	25,170
	2010	$12.491	$13.916	29,715
	2011	$13.916	$14.313	20,188
	2012	$14.313	$16.269	16,697
	2013	$16.269	$17.256	15,361
	2014	$17.256	$16.969	12,055
	2015	$16.969	$15.169	4,780
	2016	$15.169	$17.450	4,740

50

	FOR THE YEAR ENDING DECEMBER 31	ACCUMULATION UNIT VALUE AT BEGINNING OF PERIOD	ACCUMULATION UNIT VALUE AT END OF PERIOD	NUMBER OF UNITS OUTSTANDING AT END OF PERIOD
FTVIP Franklin Income VIP Fund - Class 2
	2007	$13.061	$13.329	194,756
	2008	$13.329	$9.222	117,050
	2009	$9.222	$12.301	132,809
	2010	$12.301	$13.633	99,628
	2011	$13.633	$13.730	82,878
	2012	$13.730	$15.213	71,121
	2013	$15.213	$17.051	61,259
	2014	$17.051	$17.546	36,842
	2015	$17.546	$16.041	28,380
	2016	$16.041	$17.992	28,473
FTVIP Franklin Mutual Shares VIP Fund - Class 2
	2007	$13.863	$14.109	105,800
	2008	$14.109	$8.728	80,914
	2009	$8.728	$10.822	86,092
	2010	$10.822	$11.836	79,500
	2011	$11.836	$11.522	67,779
	2012	$11.522	$12.947	53,038
	2013	$12.947	$16.334	38,436
	2014	$16.334	$17.211	17,899
	2015	$17.211	$16.094	14,610
	2016	$16.094	$18.373	14,449
FTVIP Templeton Foreign VIP Fund - Class 2
	2007	$14.906	$16.927	133,388
	2008	$16.927	$9.927	82,851
	2009	$9.927	$13.382	90,947
	2010	$13.382	$14.269	80,136
	2011	$14.269	$12.543	68,531
	2012	$12.543	$14.587	57,280
	2013	$14.587	$17.645	52,803
	2014	$17.645	$15.424	35,889
	2015	$15.424	$14.186	31,934
	2016	$14.186	$14.956	30,350
Invesco V.I. American Franchise Fund - Series I
	2007	$5.144	$5.918	149,537
	2008	$5.918	$2.969	123,611
	2009	$2.969	$4.850	120,068
	2010	$4.850	$5.718	117,663
	2011	$5.718	$5.277	104,536
	2012	$5.277	$5.903	192,256
	2013	$5.903	$8.137	166,717
	2014	$8.137	$8.679	142,221
	2015	$8.679	$8.965	95,462
	2016	$8.965	$9.018	92,337
Invesco V.I. American Franchise Fund - Series II
	2007	$7.518	$8.625	296,644
	2008	$8.625	$4.317	227,634
	2009	$4.317	$7.034	187,725
	2010	$7.034	$8.272	177,060
	2011	$8.272	$7.617	142,346
	2012	$7.617	$8.496	111,289
	2013	$8.496	$11.683	85,773
	2014	$11.683	$12.430	63,419
	2015	$12.430	$12.808	46,434
	2016	$12.808	$12.853	44,036

51

	FOR THE YEAR ENDING DECEMBER 31	ACCUMULATION UNIT VALUE AT BEGINNING OF PERIOD	ACCUMULATION UNIT VALUE AT END OF PERIOD	NUMBER OF UNITS OUTSTANDING AT END OF PERIOD
Invesco V.I. American Value Fund - Series I
	2007	$14.176	$15.036	411,673
	2008	$15.036	$8.683	288,797
	2009	$8.683	$11.890	249,899
	2010	$11.890	$14.297	201,705
	2011	$14.297	$14.193	145,696
	2012	$14.193	$16.376	119,104
	2013	$16.376	$21.628	94,481
	2014	$21.628	$23.349	66,140
	2015	$23.349	$20.870	56,001
	2016	$20.870	$23.710	50,069
Invesco V.I. Capital Appreciation Fund - Series I
	2007	$6.946	$7.652	289,925
	2008	$7.652	$4.328	228,244
	2009	$4.328	$5.155	215,170
	2010	$5.155	$5.856	180,917
	2011	$5.856	$5.305	141,266
	2012	$5.305	$6.092	0
Invesco V.I. Comstock Fund - Series II
	2007	$13.961	$13.412	618,232
	2008	$13.412	$8.469	470,835
	2009	$8.469	$10.697	421,550
	2010	$10.697	$12.173	367,344
	2011	$12.173	$11.722	278,456
	2012	$11.722	$13.712	235,063
	2013	$13.712	$18.296	191,354
	2014	$18.296	$19.635	157,147
	2015	$19.635	$18.117	139,550
	2016	$18.117	$20.849	121,844
Invesco V.I. Core Equity Fund - Series I
	2007	$10.796	$11.480	126,289
	2008	$11.480	$7.888	95,547
	2009	$7.888	$9.955	85,334
	2010	$9.955	$10.728	76,285
	2011	$10.728	$10.546	58,718
	2012	$10.546	$11.813	51,782
	2013	$11.813	$15.018	40,047
	2014	$15.018	$15.976	32,515
	2015	$15.976	$14.808	28,806
	2016	$14.808	$16.061	27,575
Invesco V.I. Diversified Dividend Fund - Series II
	2007	$12.036	$12.300	257,467
	2008	$12.300	$7.688	199,318
	2009	$7.688	$9.372	176,333
	2010	$9.372	$10.159	160,374
	2011	$10.159	$9.987	124,511
	2012	$9.987	$11.627	99,236
	2013	$11.627	$14.956	85,384
	2014	$14.956	$16.555	71,861
	2015	$16.555	$16.580	56,034
	2016	$16.580	$18.680	46,071

52

	FOR THE YEAR ENDING DECEMBER 31	ACCUMULATION UNIT VALUE AT BEGINNING OF PERIOD	ACCUMULATION UNIT VALUE AT END OF PERIOD	NUMBER OF UNITS OUTSTANDING AT END OF PERIOD
Invesco V.I. Equity and Income Fund - Series II
	2011	$10.000	$13.284	45,944
	2012	$13.284	$14.685	38,000
	2013	$14.685	$18.039	29,072
	2014	$18.039	$19.299	17,617
	2015	$19.299	$18.493	14,111
	2016	$18.493	$20.890	11,894
Invesco V.I. Global Core Equity Fund - Series II
	2011	$10.000	$9.543	96,616
	2012	$9.543	$10.646	75,170
	2013	$10.646	$12.801	67,798
	2014	$12.801	$12.653	47,064
	2015	$12.653	$12.241	31,087
	2016	$12.241	$12.824	28,865
Invesco V.I. Global Dividend Growth Fund - Series II
	2007	$14.288	$15.004	239,980
	2008	$15.004	$8.694	163,772
	2009	$8.694	$9.930	148,577
	2010	$9.930	$10.929	136,782
	2011	$10.929	$11.781	0
Invesco V.I. High Yield Fund - Series II
	2013	$10.000	$8.608	16,712
	2014	$8.608	$8.601	14,485
	2015	$8.601	$8.175	12,774
	2016	$8.175	$8.913	12,402
Invesco V.I. High Yield Securities Fund - Series II
	2007	$5.963	$6.093	130,688
	2008	$6.093	$4.603	83,936
	2009	$4.603	$6.533	67,095
	2010	$6.533	$7.065	64,408
	2011	$7.065	$7.065	34,051
	2012	$7.065	$8.235	27,947
	2013	$8.235	$8.489	0
Invesco V.I. Income Builder Fund - Series II
	2007	$13.829	$13.991	95,324
	2008	$13.991	$10.123	71,532
	2009	$10.123	$12.436	61,919
	2010	$12.436	$13.718	60,826
	2011	$13.718	$14.590	0
Invesco V.I. Mid Cap Core Equity Fund - Series I
	2007	$12.529	$13.500	10,547
	2008	$13.500	$9.492	10,297
	2009	$9.492	$12.157	13,868
	2010	$12.157	$13.646	14,177
	2011	$13.646	$12.567	9,131
	2012	$12.567	$13.715	6,997
	2013	$13.715	$17.378	8,405
	2014	$17.378	$17.851	5,606
	2015	$17.851	$16.852	5,289
	2016	$16.852	$18.804	5,240
53

	FOR THE YEAR ENDING DECEMBER 31	ACCUMULATION UNIT VALUE AT BEGINNING OF PERIOD	ACCUMULATION UNIT VALUE AT END OF PERIOD	NUMBER OF UNITS OUTSTANDING AT END OF PERIOD
Invesco V.I. Mid Cap Growth Fund - Series II
	2007	$12.551	$14.517	32,298
	2008	$14.517	$7.591	18,618
	2009	$7.591	$11.677	16,473
	2010	$11.677	$14.619	15,429
	2011	$14.619	$13.034	12,360
	2012	$13.034	$14.310	6,877
	2013	$14.310	$19.229	3,291
	2014	$19.229	$20.369	2,699
	2015	$20.369	$20.244	2,626
	2016	$20.244	$20.028	2,634
Invesco V.I. S&P 500 Index Fund - Series II
	2007	$9.274	$9.578	492,564
	2008	$9.578	$5.910	398,371
	2009	$5.910	$7.328	362,741
	2010	$7.328	$8.260	311,330
	2011	$8.260	$8.249	224,517
	2012	$8.249	$9.373	190,029
	2013	$9.373	$12.129	156,293
	2014	$12.129	$13.476	118,306
	2015	$13.476	$13.358	104,868
	2016	$13.358	$14.612	82,238
Morgan Stanley VIS - Global Infrastructure Portfolio - Class Y
	2007	$10.087	$11.910	94,389
	2008	$11.910	$7.796	88,307
	2009	$7.796	$9.113	69,594
	2010	$9.113	$9.569	52,219
	2011	$9.569	$10.901	36,664
	2012	$10.901	$12.700	31,376
	2013	$12.700	$14.684	28,575
	2014	$14.684	$15.527	0
Morgan Stanley VIS Aggressive Equity Portfolio - Class Y
	2007	$9.007	$10.576	186,783
	2008	$10.576	$5.305	125,350
	2009	$5.305	$8.823	121,572
	2010	$8.823	$10.911	109,460
	2011	$10.911	$9.918	81,766
	2012	$9.918	$10.888	68,070
	2013	$10.888	$11.551	0
Morgan Stanley VIS European Equity Portfolio - Class Y
	2007	$10.904	$12.371	178,454
	2008	$12.371	$6.955	125,491
	2009	$6.955	$8.716	113,090
	2010	$8.716	$9.170	88,090
	2011	$9.170	$8.132	69,940
	2012	$8.132	$9.451	53,876
	2013	$9.451	$11.825	44,042
	2014	$11.825	$10.542	35,238
	2015	$10.542	$9.810	32,011
	2016	$9.810	$9.385	26,332
Morgan Stanley VIS Global Advantage Portfolio - Class Y
	2007	$8.506	$9.762	55,684
	2008	$9.762	$5.381	42,999
	2009	$5.381	$5.139	0

54

	FOR THE YEAR ENDING DECEMBER 31	ACCUMULATION UNIT VALUE AT BEGINNING OF PERIOD	ACCUMULATION UNIT VALUE AT END OF PERIOD	NUMBER OF UNITS OUTSTANDING AT END OF PERIOD
Morgan Stanley VIS Income Plus Portfolio - Class Y
	2007	$13.792	$14.343	285,228
	2008	$14.343	$12.823	196,894
	2009	$12.823	$15.425	180,131
	2010	$15.425	$16.540	146,958
	2011	$16.540	$17.037	110,890
	2012	$17.037	$19.074	89,254
	2013	$19.074	$18.914	69,253
	2014	$18.914	$19.981	49,890
	2015	$19.981	$19.216	44,330
	2016	$19.216	$20.167	44,190
Morgan Stanley VIS Limited Duration Portfolio - Class Y
	2007	$11.220	$11.344	313,788
	2008	$11.344	$9.461	214,884
	2009	$9.461	$9.823	193,256
	2010	$9.823	$9.877	159,626
	2011	$9.877	$9.954	135,464
	2012	$9.954	$10.089	106,305
	2013	$10.089	$9.933	78,548
	2014	$9.933	$9.852	61,703
	2015	$9.852	$9.661	59,075
	2016	$9.661	$9.959	56,838
Morgan Stanley VIS Money Market Portfolio - Class Y
	2007	$10.509	$10.819	408,864
	2008	$10.819	$10.875	353,062
	2009	$10.875	$10.699	220,596
	2010	$10.699	$10.525	209,734
	2011	$10.525	$10.354	116,554
	2012	$10.354	$10.185	113,083
	2013	$10.185	$10.020	94,680
	2014	$10.020	$9.857	52,889
	2015	$9.857	$9.696	57,150
	2016	$9.696	$9.644	0
Morgan Stanley VIS Multi Cap Growth Portfolio - Class Y
	2007	$8.215	$9.634	366,332
	2008	$9.634	$4.952	294,237
	2009	$4.952	$8.322	282,967
	2010	$8.322	$10.431	237,588
	2011	$10.431	$9.546	184,132
	2012	$9.546	$10.524	138,900
	2013	$10.524	$15.567	181,376
	2014	$15.567	$16.146	131,460
	2015	$16.146	$17.206	110,568
	2016	$17.206	$16.308	94,664
Morgan Stanley VIS Strategist Portfolio - Class Y
	2007	$12.420	$13.238	272,252
	2008	$13.238	$9.870	195,211
	2009	$9.870	$11.596	194,709
	2010	$11.596	$12.147	165,097
	2011	$12.147	$10.977	130,028
	2012	$10.977	$11.518	107,192
	2013	$11.518	$12.259	0

55

	FOR THE YEAR ENDING DECEMBER 31	ACCUMULATION UNIT VALUE AT BEGINNING OF PERIOD	ACCUMULATION UNIT VALUE AT END OF PERIOD	NUMBER OF UNITS OUTSTANDING AT END OF PERIOD
Putnam VT Growth and Income Fund - Class IB
	2007	$12.505	$11.556	82,802
	2008	$11.556	$6.968	45,439
	2009	$6.968	$8.897	45,702
	2010	$8.897	$10.010	42,104
	2011	$10.010	$9.390	28,631
	2012	$9.390	$11.003	19,316
	2013	$11.003	$14.685	20,462
	2014	$14.685	$15.995	18,871
	2015	$15.995	$14.549	9,367
	2016	$14.549	$16.460	6,904
Putnam VT Growth Opportunities Fund - Class IB
	2016	$10.000	$10.054	18,536
Putnam VT International Equity Fund - Class IB
	2007	$11.402	$12.153	456,420
	2008	$12.153	$6.700	335,933
	2009	$6.700	$8.214	283,290
	2010	$8.214	$8.890	255,520
	2011	$8.890	$7.263	222,210
	2012	$7.263	$8.710	179,904
	2013	$8.710	$10.973	134,014
	2014	$10.973	$10.062	104,235
	2015	$10.062	$9.911	95,722
	2016	$9.911	$9.510	92,467
Putnam VT Small Cap Value Fund - Class IB
	2007	$16.191	$13.899	142,662
	2008	$13.899	$8.290	98,564
	2009	$8.290	$10.725	92,690
	2010	$10.725	$13.291	94,089
	2011	$13.291	$12.456	75,294
	2012	$12.456	$14.394	63,633
	2013	$14.394	$19.767	50,650
	2014	$19.767	$20.111	42,183
	2015	$20.111	$18.944	34,224
	2016	$18.944	$23.758	32,111
Putnam VT Voyager Fund - Class IB
	2007	$6.116	$6.348	220,516
	2008	$6.348	$3.932	153,233
	2009	$3.932	$6.338	161,313
	2010	$6.338	$7.531	149,426
	2011	$7.531	$6.086	121,621
	2012	$6.086	$6.838	111,388
	2013	$6.838	$9.667	97,180
	2014	$9.667	$10.433	77,417
	2015	$10.433	$9.635	29,933
	2016	$9.635	$9.671	0

56

	FOR THE YEAR ENDING DECEMBER 31	ACCUMULATION UNIT VALUE AT BEGINNING OF PERIOD	ACCUMULATION UNIT VALUE AT END OF PERIOD	NUMBER OF UNITS OUTSTANDING AT END OF PERIOD
UIF Emerging Markets Equity Portfolio, Class I
	2007	$16.640	$22.986	155,076
	2008	$22.986	$9.807	108,031
	2009	$9.807	$16.384	118,344
	2010	$16.384	$19.182	118,905
	2011	$19.182	$15.431	77,373
	2012	$15.431	$18.206	59,419
	2013	$18.206	$17.725	54,815
	2014	$17.725	$16.652	42,197
	2015	$16.652	$14.628	36,836
	2016	$14.628	$15.359	33,914
UIF Global Infrastructure - Class II
	2014	$10.000	$16.651	23,312
	2015	$16.651	$14.104	21,979
	2016	$14.104	$15.950	19,310
UIF Global Strategist Portfolio, Class I
	2007	$11.426	$12.877	116,230
	2008	$12.877	$7.014	73,579
	2009	$7.014	$9.143	77,237
	2010	$9.143	$9.505	63,506
	2011	$9.505	$9.006	56,184
	2012	$9.006	$10.084	47,794
	2013	$10.084	$11.501	33,852
	2014	$11.501	$11.557	33,400
	2015	$11.557	$10.641	25,365
	2016	$10.641	$11.051	24,972
UIF Global Strategist Portfolio, Class II
	2013	$10.000	$13.359	92,017
	2014	$13.359	$13.403	71,949
	2015	$13.403	$12.322	57,393
	2016	$12.322	$12.787	50,221
UIF Growth Portfolio, Class I
	2007	$7.485	$8.975	232,613
	2008	$8.975	$4.485	135,377
	2009	$4.485	$7.304	108,207
	2010	$7.304	$8.828	96,175
	2011	$8.828	$8.440	71,382
	2012	$8.440	$9.496	34,453
	2013	$9.496	$13.830	29,145
	2014	$13.830	$14.469	21,777
	2015	$14.469	$15.975	18,875
	2016	$15.975	$15.457	16,780
UIF Mid Cap Growth Portfolio, Class I
	2007	$15.159	$18.289	113,842
	2008	$18.289	$9.576	90,481
	2009	$9.576	$14.851	90,009
	2010	$14.851	$19.329	84,236
	2011	$19.329	$17.659	59,309
	2012	$17.659	$18.879	45,692
	2013	$18.879	$25.531	38,052
	2014	$25.531	$25.608	27,100
	2015	$25.608	$23.703	22,540
	2016	$23.703	$21.269	21,177

57

	FOR THE YEAR ENDING DECEMBER 31	ACCUMULATION UNIT VALUE AT BEGINNING OF PERIOD	ACCUMULATION UNIT VALUE AT END OF PERIOD	NUMBER OF UNITS OUTSTANDING AT END OF PERIOD
UIF U.S. Real Estate Portfolio, Class I
	2007	$34.353	$28.020	94,245
	2008	$28.020	$17.116	60,005
	2009	$17.116	$21.609	54,187
	2010	$21.609	$27.625	51,808
	2011	$27.625	$28.782	40,568
	2012	$28.782	$32.793	32,699
	2013	$32.793	$32.919	28,221
	2014	$32.919	$42.005	24,075
	2015	$42.005	$42.214	21,248
	2016	$42.214	$44.355	19,497
* The Accumulation Unit Values in this table reflect a mortality and expense risk charge of 1.55% and an administrative expense charge of 0.10%.

58

Morgan Stanley Variable Annuity 3 - SAI
ACCUMULATION UNIT VALUE AND NUMBER OF ACCUMULATION UNITS OUTSTANDING FOR
EACH VARIABLE SUB-ACCOUNT*
WITH THE ENHANCED EARNINGS DEATH BENEFIT PLUS OPTION (AGE 66-75)
Mortality & Expense = 1.6

	FOR THE YEAR ENDING DECEMBER 31	ACCUMULATION UNIT VALUE AT BEGINNING OF PERIOD	ACCUMULATION UNIT VALUE AT END OF PERIOD	NUMBER OF UNITS OUTSTANDING AT END OF PERIOD
AB VPS Growth & Income Portfolio - Class B
	2007	$12.224	$12.601	1,533
	2008	$12.601	$7.347	1,394
	2009	$7.347	$8.693	1,086
	2010	$8.693	$9.640	1,086
	2011	$9.640	$10.053	1,086
	2012	$10.053	$11.588	1,086
	2013	$11.588	$15.333	357
	2014	$15.333	$16.475	286
	2015	$16.475	$16.429	0
	2016	$16.429	$17.941	0
AB VPS Growth Portfolio - Class B
	2007	$10.228	$11.328	0
	2008	$11.328	$6.393	0
	2009	$6.393	$8.351	0
	2010	$8.351	$9.425	0
	2011	$9.425	$9.356	0
	2012	$9.356	$10.447	0
	2013	$10.447	$13.735	0
	2014	$13.735	$15.254	0
	2015	$15.254	$16.319	0
	2016	$16.319	$16.181	0
AB VPS Large Cap Growth Portfolio - Class B
	2007	$9.024	$10.078	640
	2008	$10.078	$5.963	0
	2009	$5.963	$8.037	0
	2010	$8.037	$8.679	0
	2011	$8.679	$8.254	0
	2012	$8.254	$9.422	0
	2013	$9.422	$12.691	0
	2014	$12.691	$14.204	0
	2015	$14.204	$15.480	0
	2016	$15.480	$15.578	0
Fidelity VIP Government Money Market Portfolio - Service Class 2
	2016	$10.000	$9.888	0
FTVIP Franklin High Income VIP Fund - Class 2
	2007	$11.673	$11.787	776
	2008	$11.787	$8.879	0
	2009	$8.879	$12.456	0
	2010	$12.456	$13.870	0
	2011	$13.870	$14.259	0
	2012	$14.259	$16.199	0
	2013	$16.199	$17.173	0
	2014	$17.173	$16.880	0
	2015	$16.880	$15.081	0
	2016	$15.081	$17.341	0

59

	FOR THE YEAR ENDING DECEMBER 31	ACCUMULATION UNIT VALUE AT BEGINNING OF PERIOD	ACCUMULATION UNIT VALUE AT END OF PERIOD	NUMBER OF UNITS OUTSTANDING AT END OF PERIOD
FTVIP Franklin Income VIP Fund - Class 2
	2007	$13.044	$13.304	687
	2008	$13.304	$9.201	0
	2009	$9.201	$12.266	0
	2010	$12.266	$13.587	0
	2011	$13.587	$13.677	0
	2012	$13.677	$15.148	0
	2013	$15.148	$16.969	0
	2014	$16.969	$17.453	0
	2015	$17.453	$15.948	0
	2016	$15.948	$17.879	0
FTVIP Franklin Mutual Shares VIP Fund - Class 2
	2007	$13.843	$14.082	0
	2008	$14.082	$8.707	0
	2009	$8.707	$10.790	0
	2010	$10.790	$11.796	0
	2011	$11.796	$11.477	0
	2012	$11.477	$12.890	0
	2013	$12.890	$16.254	0
	2014	$16.254	$17.118	0
	2015	$17.118	$15.999	0
	2016	$15.999	$18.256	0
FTVIP Templeton Foreign VIP Fund - Class 2
	2007	$14.887	$16.897	149
	2008	$16.897	$9.904	0
	2009	$9.904	$13.344	0
	2010	$13.344	$14.222	0
	2011	$14.222	$12.496	0
	2012	$12.496	$14.525	0
	2013	$14.525	$17.560	0
	2014	$17.560	$15.342	0
	2015	$15.342	$14.104	0
	2016	$14.104	$14.862	0
Invesco V.I. American Franchise Fund - Series I
	2007	$8.236	$9.470	0
	2008	$9.470	$4.749	0
	2009	$4.749	$7.754	0
	2010	$7.754	$9.136	0
	2011	$9.136	$8.428	0
	2012	$8.428	$9.423	0
	2013	$9.423	$12.983	0
	2014	$12.983	$13.841	0
	2015	$13.841	$14.289	0
	2016	$14.289	$14.367	0
Invesco V.I. American Franchise Fund - Series II
	2007	$8.123	$9.314	0
	2008	$9.314	$4.660	0
	2009	$4.660	$7.588	0
	2010	$7.588	$8.920	0
	2011	$8.920	$8.210	0
	2012	$8.210	$9.152	0
	2013	$9.152	$12.579	0
	2014	$12.579	$13.377	0
	2015	$13.377	$13.776	0
	2016	$13.776	$13.818	0

60

	FOR THE YEAR ENDING DECEMBER 31	ACCUMULATION UNIT VALUE AT BEGINNING OF PERIOD	ACCUMULATION UNIT VALUE AT END OF PERIOD	NUMBER OF UNITS OUTSTANDING AT END OF PERIOD
Invesco V.I. American Value Fund - Series I
	2007	$14.319	$15.181	2,884
	2008	$15.181	$8.762	1,387
	2009	$8.762	$11.992	1,081
	2010	$11.992	$14.412	1,081
	2011	$14.412	$14.301	1,081
	2012	$14.301	$16.492	1,081
	2013	$16.492	$21.770	357
	2014	$21.770	$23.490	286
	2015	$23.490	$20.986	0
	2016	$20.986	$23.830	0
Invesco V.I. Capital Appreciation Fund - Series I
	2007	$10.248	$11.284	1,094
	2008	$11.284	$6.380	0
	2009	$6.380	$7.594	0
	2010	$7.594	$8.623	0
	2011	$8.623	$7.807	0
	2012	$7.807	$8.964	0
Invesco V.I. Comstock Fund - Series II
	2007	$13.929	$13.374	650
	2008	$13.374	$8.441	0
	2009	$8.441	$10.656	0
	2010	$10.656	$12.121	0
	2011	$12.121	$11.666	0
	2012	$11.666	$13.639	0
	2013	$13.639	$18.190	0
	2014	$18.190	$19.511	0
	2015	$19.511	$17.993	0
	2016	$17.993	$20.696	0
Invesco V.I. Core Equity Fund - Series I
	2007	$10.792	$11.470	890
	2008	$11.470	$7.878	331
	2009	$7.878	$9.937	331
	2010	$9.937	$10.703	331
	2011	$10.703	$10.516	330
	2012	$10.516	$11.774	330
	2013	$11.774	$14.961	330
	2014	$14.961	$15.907	265
	2015	$15.907	$14.736	0
	2016	$14.736	$15.976	0
Invesco V.I. Diversified Dividend Fund - Series II
	2007	$11.263	$11.504	11,267
	2008	$11.504	$7.187	9,206
	2009	$7.187	$8.757	8,897
	2010	$8.757	$9.488	8,825
	2011	$9.488	$9.322	8,825
	2012	$9.322	$10.848	8,825
	2013	$10.848	$13.947	8,385
	2014	$13.947	$15.430	7,966
	2015	$15.430	$15.446	6,990
	2016	$15.446	$17.394	5,988

61

	FOR THE YEAR ENDING DECEMBER 31	ACCUMULATION UNIT VALUE AT BEGINNING OF PERIOD	ACCUMULATION UNIT VALUE AT END OF PERIOD	NUMBER OF UNITS OUTSTANDING AT END OF PERIOD
Invesco V.I. Equity and Income Fund - Series II
	2011	$10.000	$12.650	5,832
	2012	$12.650	$13.977	5,832
	2013	$13.977	$17.161	5,975
	2014	$17.161	$18.350	5,508
	2015	$18.350	$17.575	4,175
	2016	$17.575	$19.843	3,400
Invesco V.I. Global Core Equity Fund - Series II
	2011	$10.000	$10.078	0
	2012	$10.078	$11.236	0
	2013	$11.236	$13.505	0
	2014	$13.505	$13.341	0
	2015	$13.341	$12.900	0
	2016	$12.900	$13.508	0
Invesco V.I. Global Dividend Growth Fund - Series II
	2007	$15.126	$15.876	0
	2008	$15.876	$9.195	0
	2009	$9.195	$10.497	0
	2010	$10.497	$11.546	0
	2011	$11.546	$12.445	0
Invesco V.I. High Yield Fund - Series II
	2013	$10.000	$14.650	0
	2014	$14.650	$14.632	0
	2015	$14.632	$13.900	0
	2016	$13.900	$15.147	0
Invesco V.I. High Yield Securities Fund - Series II
	2007	$10.184	$10.402	1,384
	2008	$10.402	$7.854	0
	2009	$7.854	$11.141	0
	2010	$11.141	$12.043	0
	2011	$12.043	$12.036	0
	2012	$12.036	$14.023	0
	2013	$14.023	$14.454	0
Invesco V.I. Income Builder Fund - Series II
	2007	$13.201	$13.349	6,363
	2008	$13.349	$9.654	5,837
	2009	$9.654	$11.854	5,835
	2010	$11.854	$13.069	5,834
	2011	$13.069	$13.898	0
Invesco V.I. Mid Cap Core Equity Fund - Series I
	2007	$12.511	$13.474	0
	2008	$13.474	$9.469	0
	2009	$9.469	$12.121	0
	2010	$12.121	$13.599	0
	2011	$13.599	$12.518	0
	2012	$12.518	$13.654	0
	2013	$13.654	$17.292	0
	2014	$17.292	$17.755	0
	2015	$17.755	$16.752	0
	2016	$16.752	$18.683	0

62

	FOR THE YEAR ENDING DECEMBER 31	ACCUMULATION UNIT VALUE AT BEGINNING OF PERIOD	ACCUMULATION UNIT VALUE AT END OF PERIOD	NUMBER OF UNITS OUTSTANDING AT END OF PERIOD
Invesco V.I. Mid Cap Growth Fund - Series II
	2007	$12.532	$14.488	0
	2008	$14.488	$7.573	0
	2009	$7.573	$11.642	0
	2010	$11.642	$14.567	0
	2011	$14.567	$12.982	0
	2012	$12.982	$14.246	0
	2013	$14.246	$19.133	0
	2014	$19.133	$20.257	0
	2015	$20.257	$20.123	0
	2016	$20.123	$19.898	0
Invesco V.I. S&P 500 Index Fund - Series II
	2007	$11.355	$11.721	2,041
	2008	$11.721	$7.229	0
	2009	$7.229	$8.959	0
	2010	$8.959	$10.093	0
	2011	$10.093	$10.075	0
	2012	$10.075	$11.442	0
	2013	$11.442	$14.799	0
	2014	$14.799	$16.434	0
	2015	$16.434	$16.282	0
	2016	$16.282	$17.801	0
Morgan Stanley VIS - Global Infrastructure Portfolio - Class Y
	2007	$11.352	$13.396	0
	2008	$13.396	$8.765	0
	2009	$8.765	$10.240	0
	2010	$10.240	$10.746	0
	2011	$10.746	$12.237	0
	2012	$12.237	$14.249	0
	2013	$14.249	$16.466	0
	2014	$16.466	$17.409	0
Morgan Stanley VIS Aggressive Equity Portfolio - Class Y
	2007	$12.161	$14.273	0
	2008	$14.273	$7.156	0
	2009	$7.156	$11.894	0
	2010	$11.894	$14.703	0
	2011	$14.703	$13.357	0
	2012	$13.357	$14.657	0
	2013	$14.657	$15.547	0
Morgan Stanley VIS European Equity Portfolio - Class Y
	2007	$14.027	$15.905	0
	2008	$15.905	$8.937	0
	2009	$8.937	$11.195	0
	2010	$11.195	$11.772	0
	2011	$11.772	$10.434	0
	2012	$10.434	$12.120	0
	2013	$12.120	$15.158	0
	2014	$15.158	$13.506	0
	2015	$13.506	$12.562	0
	2016	$12.562	$12.012	0
Morgan Stanley VIS Global Advantage Portfolio - Class Y
	2007	$12.051	$13.824	810
	2008	$13.824	$7.616	0
	2009	$7.616	$7.273	0

63

	FOR THE YEAR ENDING DECEMBER 31	ACCUMULATION UNIT VALUE AT BEGINNING OF PERIOD	ACCUMULATION UNIT VALUE AT END OF PERIOD	NUMBER OF UNITS OUTSTANDING AT END OF PERIOD
Morgan Stanley VIS Income Plus Portfolio - Class Y
	2007	$12.421	$12.910	11,206
	2008	$12.910	$11.536	9,060
	2009	$11.536	$13.870	6,371
	2010	$13.870	$14.865	6,371
	2011	$14.865	$15.304	6,371
	2012	$15.304	$17.125	6,371
	2013	$17.125	$16.973	0
	2014	$16.973	$17.922	0
	2015	$17.922	$17.228	0
	2016	$17.228	$18.071	0
Morgan Stanley VIS Limited Duration Portfolio - Class Y
	2007	$10.674	$10.787	1,106
	2008	$10.787	$8.992	172
	2009	$8.992	$9.331	172
	2010	$9.331	$9.378	172
	2011	$9.378	$9.446	172
	2012	$9.446	$9.570	172
	2013	$9.570	$9.417	172
	2014	$9.417	$9.336	138
	2015	$9.336	$9.150	0
	2016	$9.150	$9.427	0
Morgan Stanley VIS Money Market Portfolio - Class Y
	2007	$10.088	$10.380	17,724
	2008	$10.380	$10.429	16,759
	2009	$10.429	$10.254	16,759
	2010	$10.254	$10.082	16,759
	2011	$10.082	$9.914	16,759
	2012	$9.914	$9.747	0
	2013	$9.747	$9.584	0
	2014	$9.584	$9.423	0
	2015	$9.423	$9.265	0
	2016	$9.265	$9.214	0
Morgan Stanley VIS Multi Cap Growth Portfolio - Class Y
	2007	$11.067	$12.973	4,055
	2008	$12.973	$6.664	3,579
	2009	$6.664	$11.194	2,574
	2010	$11.194	$14.024	2,356
	2011	$14.024	$12.828	2,356
	2012	$12.828	$14.136	2,356
	2013	$14.136	$20.898	0
	2014	$20.898	$21.665	0
	2015	$21.665	$23.075	0
	2016	$23.075	$21.860	0
Morgan Stanley VIS Strategist Portfolio - Class Y
	2007	$13.524	$14.408	1,137
	2008	$14.408	$10.737	0
	2009	$10.737	$12.608	0
	2010	$12.608	$13.201	0
	2011	$13.201	$11.924	0
	2012	$11.924	$12.505	0
	2013	$12.505	$13.307	0

64

	FOR THE YEAR ENDING DECEMBER 31	ACCUMULATION UNIT VALUE AT BEGINNING OF PERIOD	ACCUMULATION UNIT VALUE AT END OF PERIOD	NUMBER OF UNITS OUTSTANDING AT END OF PERIOD
Putnam VT Growth and Income Fund - Class IB
	2007	$12.140	$11.213	9,831
	2008	$11.213	$6.758	7,180
	2009	$6.758	$8.625	7,180
	2010	$8.625	$9.699	7,180
	2011	$9.699	$9.093	7,180
	2012	$9.093	$10.650	7,180
	2013	$10.650	$14.206	7,465
	2014	$14.206	$15.466	7,230
	2015	$15.466	$14.061	6,973
	2016	$14.061	$15.900	6,006
Putnam VT Growth Opportunities Fund - Class IB
	2016	$10.000	$10.053	0
Putnam VT International Equity Fund - Class IB
	2007	$14.849	$15.818	0
	2008	$15.818	$8.716	0
	2009	$8.716	$10.680	0
	2010	$10.680	$11.553	0
	2011	$11.553	$9.435	0
	2012	$9.435	$11.308	0
	2013	$11.308	$14.239	0
	2014	$14.239	$13.050	0
	2015	$13.050	$12.848	0
	2016	$12.848	$12.322	0
Putnam VT Small Cap Value Fund - Class IB
	2007	$16.153	$13.859	1,394
	2008	$13.859	$8.262	0
	2009	$8.262	$10.684	0
	2010	$10.684	$13.234	0
	2011	$13.234	$12.396	0
	2012	$12.396	$14.318	0
	2013	$14.318	$19.652	0
	2014	$19.652	$19.984	0
	2015	$19.984	$18.814	0
	2016	$18.814	$23.584	0
Putnam VT Voyager Fund - Class IB
	2007	$8.990	$9.326	0
	2008	$9.326	$5.773	0
	2009	$5.773	$9.302	0
	2010	$9.302	$11.048	0
	2011	$11.048	$8.923	0
	2012	$8.923	$10.020	0
	2013	$10.020	$14.159	0
	2014	$14.159	$15.274	0
	2015	$15.274	$14.098	0
	2016	$14.098	$14.144	0

65

	FOR THE YEAR ENDING DECEMBER 31	ACCUMULATION UNIT VALUE AT BEGINNING OF PERIOD	ACCUMULATION UNIT VALUE AT END OF PERIOD	NUMBER OF UNITS OUTSTANDING AT END OF PERIOD
UIF Emerging Markets Equity Portfolio, Class I
	2007	$27.634	$38.155	79
	2008	$38.155	$16.270	0
	2009	$16.270	$27.168	0
	2010	$27.168	$31.792	0
	2011	$31.792	$25.563	0
	2012	$25.563	$30.145	0
	2013	$30.145	$29.333	0
	2014	$29.333	$27.544	0
	2015	$27.544	$24.184	0
	2016	$24.184	$25.380	0
UIF Global Infrastructure - Class II
	2014	$10.000	$18.662	0
	2015	$18.662	$15.800	0
	2016	$15.800	$17.859	0
UIF Global Strategist Portfolio, Class I
	2007	$14.446	$16.273	0
	2008	$16.273	$8.859	0
	2009	$8.859	$11.543	0
	2010	$11.543	$11.993	0
	2011	$11.993	$11.358	0
	2012	$11.358	$12.712	0
	2013	$12.712	$14.491	0
	2014	$14.491	$14.553	0
	2015	$14.553	$13.393	0
	2016	$13.393	$13.902	0
UIF Global Strategist Portfolio, Class II
	2013	$10.000	$14.496	0
	2014	$14.496	$14.536	0
	2015	$14.536	$13.358	0
	2016	$13.358	$13.855	0
UIF Growth Portfolio, Class I
	2007	$10.349	$12.402	0
	2008	12.402	6.195	0
	2009	$6.195	$10.084	0
	2010	$10.084	$12.181	0
	2011	$12.181	$11.641	0
	2012	$11.641	$13.089	0
	2013	$13.089	$19.055	0
	2014	$19.055	$19.926	0
	2015	$19.926	$21.988	0
	2016	$21.988	$21.264	0
UIF Mid Cap Growth Portfolio, Class I
	2007	$15.124	$18.237	0
	2008	$18.237	$9.544	0
	2009	$9.544	$14.794	0
	2010	$14.794	$19.245	0
	2011	$19.245	$17.574	0
	2012	$17.574	$18.778	0
	2013	$18.778	$25.383	0
	2014	$25.383	$25.446	0
	2015	$25.446	$23.542	0
	2016	$23.542	$21.113	0

66

	FOR THE YEAR ENDING DECEMBER 31	ACCUMULATION UNIT VALUE AT BEGINNING OF PERIOD	ACCUMULATION UNIT VALUE AT END OF PERIOD	NUMBER OF UNITS OUTSTANDING AT END OF PERIOD
UIF U.S. Real Estate Portfolio, Class I
	2007	$28.318	$23.086	0
	2008	$23.086	$14.095	0
	2009	$14.095	$17.786	0
	2010	$17.786	$22.726	0
	2011	$22.726	$23.666	0
	2012	$23.666	$26.951	0
	2013	$26.951	$27.041	0
	2014	$27.041	$34.487	0
	2015	$34.487	$34.642	0
	2016	$34.642	$36.380	0
*The Accumulation Unit Values in this table reflect a mortality and expense risk charge of 1.60% and an administrative expense charge of 0.10%.

67

Morgan Stanley Variable Annuity 3 - SAI
ACCUMULATION UNIT VALUE AND NUMBER OF ACCUMULATION UNITS OUTSTANDING FOR
EACH VARIABLE SUB-ACCOUNT*
WITH THE ENHANCED EARNINGS DEATH BENEFIT PLUS OPTION (AGE 56-65) AND THE PERFORMANCE
DEATH BENEFIT OPTION
Mortality & Expense = 1.63

	FOR THE YEAR ENDING DECEMBER 31	ACCUMULATION UNIT VALUE AT BEGINNING OF PERIOD	ACCUMULATION UNIT VALUE AT END OF PERIOD	NUMBER OF UNITS OUTSTANDING AT END OF PERIOD
AB VPS Growth & Income Portfolio - Class B
	2007	$12.203	$12.576	11,487
	2008	$12.576	$7.330	11,686
	2009	$7.330	$8.670	8,738
	2010	$8.670	$9.612	7,608
	2011	$9.612	$10.021	6,085
	2012	$10.021	$11.548	5,593
	2013	$11.548	$15.276	5,592
	2014	$15.276	$16.409	5,592
	2015	$16.409	$16.357	4,904
	2016	$16.357	$17.857	4,904
AB VPS Growth Portfolio - Class B
	2007	$10.211	$11.306	3,139
	2008	$11.306	$6.378	1,377
	2009	$6.378	$8.329	1,264
	2010	$8.329	$9.398	1,246
	2011	$9.398	$9.326	1,137
	2012	$9.326	$10.411	1,124
	2013	$10.411	$13.683	1,124
	2014	$13.683	$15.192	1,124
	2015	$15.192	$16.248	1,124
	2016	$16.248	$16.106	1,124
AB VPS Large Cap Growth Portfolio - Class B
	2007	$9.009	$10.059	8,192
	2008	$10.059	$5.949	7,645
	2009	$5.949	$8.017	5,731
	2010	$8.017	$8.654	5,384
	2011	$8.654	$8.227	3,337
	2012	$8.227	$9.390	3,136
	2013	$9.390	$12.643	3,043
	2014	$12.643	$14.146	2,901
	2015	$14.146	$15.413	2,813
	2016	$15.413	$15.506	2,813
Fidelity VIP Government Money Market Portfolio - Service Class 2
	2016	$10.000	$9.886	9,107
FTVIP Franklin High Income VIP Fund - Class 2
	2007	$11.662	$11.773	0
	2008	$11.773	$8.866	0
	2009	$8.866	$12.434	186
	2010	$12.434	$13.841	184
	2011	$13.841	$14.225	176
	2012	$14.225	$16.156	175
	2013	$16.156	$17.122	177
	2014	$17.122	$16.824	181
	2015	$16.824	$15.027	189
	2016	$15.027	$17.273	179

68

	FOR THE YEAR ENDING DECEMBER 31	ACCUMULATION UNIT VALUE AT BEGINNING OF PERIOD	ACCUMULATION UNIT VALUE AT END OF PERIOD	NUMBER OF UNITS OUTSTANDING AT END OF PERIOD
FTVIP Franklin Income VIP Fund - Class 2
	2007	$13.032	$13.288	628
	2008	$13.288	$9.187	1,212
	2009	$9.187	$12.244	1,442
	2010	$12.244	$13.559	1,476
	2011	$13.559	$13.645	1,475
	2012	$13.645	$15.107	1,474
	2013	$15.107	$16.918	1,464
	2014	$16.918	$17.395	1,219
	2015	$17.395	$15.890	638
	2016	$15.890	$17.809	638
FTVIP Franklin Mutual Shares VIP Fund - Class 2
	2007	$13.832	$14.067	438
	2008	$14.067	$8.695	1,030
	2009	$8.695	$10.772	861
	2010	$10.772	$11.772	732
	2011	$11.772	$11.450	618
	2012	$11.450	$12.856	678
	2013	$12.856	$16.207	583
	2014	$16.207	$17.063	331
	2015	$17.063	$15.943	265
	2016	$15.943	$18.186	265
FTVIP Templeton Foreign VIP Fund - Class 2
	2007	$14.876	$16.879	1,423
	2008	$16.879	$9.891	0
	2009	$9.891	$13.322	1,028
	2010	$13.322	$14.195	1,111
	2011	$14.195	$12.468	1,156
	2012	$12.468	$14.488	1,140
	2013	$14.488	$17.510	1,071
	2014	$17.510	$15.294	1,147
	2015	$15.294	$14.056	1,162
	2016	$14.056	$14.807	1,172
Invesco V.I. American Franchise Fund - Series I
	2007	$8.222	$9.451	0
	2008	$9.451	$4.738	0
	2009	$4.738	$7.734	0
	2010	$7.734	$9.110	0
	2011	$9.110	$8.401	0
	2012	$8.401	$9.390	3,452
	2013	$9.390	$12.934	3,470
	2014	$12.934	$13.785	3,423
	2015	$13.785	$14.227	3,288
	2016	$14.227	$14.300	3,194
Invesco V.I. American Franchise Fund - Series II
	2007	$8.109	$9.296	7,703
	2008	$9.296	$4.649	7,701
	2009	$4.649	$7.569	6,913
	2010	$7.569	$8.894	6,721
	2011	$8.894	$8.184	6,719
	2012	$8.184	$9.120	6,717
	2013	$9.120	$12.531	6,716
	2014	$12.531	$13.323	6,704
	2015	$13.323	$13.716	6,524
	2016	$13.716	$13.753	6,363

69

	FOR THE YEAR ENDING DECEMBER 31	ACCUMULATION UNIT VALUE AT BEGINNING OF PERIOD	ACCUMULATION UNIT VALUE AT END OF PERIOD	NUMBER OF UNITS OUTSTANDING AT END OF PERIOD
Invesco V.I. American Value Fund - Series I
	2007	$14.295	$15.151	16,691
	2008	$15.151	$8.742	16,685
	2009	$8.742	$11.961	14,628
	2010	$11.961	$14.371	9,030
	2011	$14.371	$14.255	7,675
	2012	$14.255	$16.435	5,658
	2013	$16.435	$21.688	5,642
	2014	$21.688	$23.395	5,461
	2015	$23.395	$20.895	5,333
	2016	$20.895	$23.720	5,251
Invesco V.I. Capital Appreciation Fund - Series I
	2007	$10.231	$11.262	6,616
	2008	$11.262	$6.365	6,614
	2009	$6.365	$7.575	6,478
	2010	$7.575	$8.598	6,466
	2011	$8.598	$7.782	6,455
	2012	$7.782	$8.935	0
Invesco V.I. Comstock Fund - Series II
	2007	$13.909	$13.351	11,492
	2008	$13.351	$8.424	8,858
	2009	$8.424	$10.631	10,260
	2010	$10.631	$12.089	10,366
	2011	$12.089	$11.632	10,344
	2012	$11.632	$13.595	10,130
	2013	$13.595	$18.126	9,908
	2014	$18.126	$19.437	9,501
	2015	$19.437	$17.920	9,440
	2016	$17.920	$20.605	9,293
Invesco V.I. Core Equity Fund - Series I
	2007	$10.790	$11.465	5,636
	2008	$11.465	$7.871	5,804
	2009	$7.871	$9.926	6,661
	2010	$9.926	$10.688	6,525
	2011	$10.688	$10.498	6,138
	2012	$10.498	$11.750	3,523
	2013	$11.750	$14.926	3,366
	2014	$14.926	$15.865	3,275
	2015	$15.865	$14.694	3,203
	2016	$14.694	$15.925	3,203
Invesco V.I. Diversified Dividend Fund - Series II
	2007	$11.245	$11.482	7,374
	2008	$11.482	$7.170	7,373
	2009	$7.170	$8.734	7,372
	2010	$8.734	$9.461	2,795
	2011	$9.461	$9.293	1,424
	2012	$9.293	$10.811	1,423
	2013	$10.811	$13.894	1,422
	2014	$13.894	$15.368	1,421
	2015	$15.368	$15.378	1,421
	2016	$15.378	$17.313	1,420

70

	FOR THE YEAR ENDING DECEMBER 31	ACCUMULATION UNIT VALUE AT BEGINNING OF PERIOD	ACCUMULATION UNIT VALUE AT END OF PERIOD	NUMBER OF UNITS OUTSTANDING AT END OF PERIOD
Invesco V.I. Equity and Income Fund - Series II
	2011	$10.000	$12.610	1,958
	2012	$12.610	$13.928	1,951
	2013	$13.928	$17.096	1,937
	2014	$17.096	$18.276	1,895
	2015	$18.276	$17.498	1,901
	2016	$17.498	$19.751	1,897
Invesco V.I. Global Core Equity Fund - Series II
	2011	$10.000	$10.046	4,047
	2012	$10.046	$11.197	4,097
	2013	$11.197	$13.454	4,071
	2014	$13.454	$13.287	4,049
	2015	$13.287	$12.844	4,006
	2016	$12.844	$13.445	3,968
Invesco V.I. Global Dividend Growth Fund - Series II
	2007	$15.101	$15.845	5,212
	2008	$15.845	$9.174	4,795
	2009	$9.174	$10.470	4,216
	2010	$10.470	$11.513	4,025
	2011	$11.513	$12.409	0
Invesco V.I. High Yield Fund - Series II
	2013	$10.000	$14.595	153
	2014	$14.595	$14.572	165
	2015	$14.572	$13.840	172
	2016	$13.840	$15.076	172
Invesco V.I. High Yield Securities Fund - Series II
	2007	$10.167	$10.382	208
	2008	$10.382	$7.836	195
	2009	$7.836	$11.112	175
	2010	$11.112	$12.009	166
	2011	$12.009	$11.998	163
	2012	$11.998	$13.974	158
	2013	$13.974	$14.402	0
Invesco V.I. Income Builder Fund - Series II
	2007	$13.180	$13.323	1,968
	2008	$13.323	$9.632	2,516
	2009	$9.632	$11.824	1,950
	2010	$11.824	$13.032	1,953
	2011	$13.032	$13.857	0
Invesco V.I. Mid Cap Core Equity Fund - Series I
	2007	$12.501	$13.459	0
	2008	$13.459	$9.455	0
	2009	$9.455	$12.101	135
	2010	$12.101	$13.572	133
	2011	$13.572	$12.489	139
	2012	$12.489	$13.619	144
	2013	$13.619	$17.242	125
	2014	$17.242	$17.698	122
	2015	$17.698	$16.693	122
	2016	$16.693	$18.612	118

71

	FOR THE YEAR ENDING DECEMBER 31	ACCUMULATION UNIT VALUE AT BEGINNING OF PERIOD	ACCUMULATION UNIT VALUE AT END OF PERIOD	NUMBER OF UNITS OUTSTANDING AT END OF PERIOD
Invesco V.I. Mid Cap Growth Fund - Series II
	2007	$12.522	$14.472	0
	2008	$14.472	$7.562	1,241
	2009	$7.562	$11.622	887
	2010	$11.622	$14.538	619
	2011	$14.538	$12.952	381
	2012	$12.952	$14.209	500
	2013	$14.209	$19.077	303
	2014	$19.077	$20.192	134
	2015	$20.192	$20.053	0
	2016	$20.053	$19.823	0
Invesco V.I. S&P 500 Index Fund - Series II
	2007	$11.336	$11.698	2,887
	2008	$11.698	$7.212	2,884
	2009	$7.212	$8.936	3,771
	2010	$8.936	$10.064	3,807
	2011	$10.064	$10.043	3,401
	2012	$10.043	$11.402	3,079
	2013	$11.402	$14.743	3,014
	2014	$14.743	$16.367	2,977
	2015	$16.367	$16.212	2,937
	2016	$16.212	$17.719	2,918
Morgan Stanley VIS - Global Infrastructure Portfolio - Class Y
	2007	$11.333	$13.369	5,683
	2008	$13.369	$8.745	5,683
	2009	$8.745	$10.214	5,683
	2010	$10.214	$10.716	893
	2011	$10.716	$12.198	893
	2012	$12.198	$14.199	893
	2013	$14.199	$16.404	893
	2014	$16.404	$17.342	0
Morgan Stanley VIS Aggressive Equity Portfolio - Class Y
	2007	$12.141	$14.245	0
	2008	$14.245	$7.140	0
	2009	$7.140	$11.864	0
	2010	$11.864	$14.661	0
	2011	$14.661	$13.315	0
	2012	$13.315	$14.606	0
	2013	$14.606	$15.492	0
Morgan Stanley VIS European Equity Portfolio - Class Y
	2007	$14.004	$15.874	1,810
	2008	$15.874	$8.917	1,125
	2009	$8.917	$11.166	1,125
	2010	$11.166	$11.739	1,124
	2011	$11.739	$10.401	947
	2012	$10.401	$12.079	947
	2013	$12.079	$15.101	947
	2014	$15.101	$13.452	947
	2015	$13.452	$12.508	947
	2016	$12.508	$11.956	947
Morgan Stanley VIS Global Advantage Portfolio - Class Y
	2007	$12.031	$13.797	1,463
	2008	$13.797	$7.599	1,463
	2009	$7.599	$7.256	0

72

	FOR THE YEAR ENDING DECEMBER 31	ACCUMULATION UNIT VALUE AT BEGINNING OF PERIOD	ACCUMULATION UNIT VALUE AT END OF PERIOD	NUMBER OF UNITS OUTSTANDING AT END OF PERIOD
Morgan Stanley VIS Income Plus Portfolio - Class Y
	2007	$12.400	$12.885	11,331
	2008	$12.885	$11.510	9,330
	2009	$11.510	$13.835	9,317
	2010	$13.835	$14.823	8,585
	2011	$14.823	$15.256	6,192
	2012	$15.256	$17.066	5,939
	2013	$17.066	$16.910	6,082
	2014	$16.910	$17.849	6,041
	2015	$17.849	$17.153	5,640
	2016	$17.153	$17.987	5,577
Morgan Stanley VIS Limited Duration Portfolio - Class Y
	2007	$10.657	$10.766	10,449
	2008	$10.766	$8.971	6,670
	2009	$8.971	$9.308	7,189
	2010	$9.308	$9.351	7,793
	2011	$9.351	$9.416	6,490
	2012	$9.416	$9.537	6,814
	2013	$9.537	$9.382	7,276
	2014	$9.382	$9.298	7,600
	2015	$9.298	$9.110	7,666
	2016	$9.110	$9.384	7,559
Morgan Stanley VIS Money Market Portfolio - Class Y
	2007	$10.071	$10.359	7,360
	2008	$10.359	$10.405	16,214
	2009	$10.405	$10.228	10,813
	2010	$10.228	$10.054	10,069
	2011	$10.054	$9.883	10,058
	2012	$9.883	$9.714	10,182
	2013	$9.714	$9.548	10,209
	2014	$9.548	$9.385	10,333
	2015	$9.385	$9.225	9,966
	2016	$9.225	$9.173	0
Morgan Stanley VIS Multi Cap Growth Portfolio - Class Y
	2007	$11.049	$12.947	12,533
	2008	$12.947	$6.649	11,899
	2009	$6.649	$11.165	10,238
	2010	$11.165	$13.984	4,243
	2011	$13.984	$12.787	2,512
	2012	$12.787	$14.087	2,373
	2013	$14.087	$20.820	2,068
	2014	$20.820	$21.577	1,802
	2015	$21.577	$22.975	1,619
	2016	$22.975	$21.759	1,603
Morgan Stanley VIS Strategist Portfolio - Class Y
	2007	$13.501	$14.380	3,809
	2008	$14.380	$10.713	3,633
	2009	$10.713	$12.575	1,843
	2010	$12.575	$13.163	1,670
	2011	$13.163	$11.886	1,670
	2012	$11.886	$12.461	1,670
	2013	$12.461	$13.259	0
73

	FOR THE YEAR ENDING DECEMBER 31	ACCUMULATION UNIT VALUE AT BEGINNING OF PERIOD	ACCUMULATION UNIT VALUE AT END OF PERIOD	NUMBER OF UNITS OUTSTANDING AT END OF PERIOD
Putnam VT Growth and Income Fund - Class IB
	2007	$12.120	$11.191	1,823
	2008	$11.191	$6.743	1,921
	2009	$6.743	$8.603	2,018
	2010	$8.603	$9.671	1,927
	2011	$9.671	$9.064	1,912
	2012	$9.064	$10.613	1,719
	2013	$10.613	$14.153	1,650
	2014	$14.153	$15.403	1,590
	2015	$15.403	$13.999	1,573
	2016	$13.999	$15.826	1,620
Putnam VT Growth Opportunities Fund - Class IB
	2016	$10.000	$10.053	0
Putnam VT International Equity Fund - Class IB
	2007	$14.824	$15.787	4,674
	2008	$15.787	$8.696	3,090
	2009	$8.696	$10.653	3,261
	2010	$10.653	$11.520	3,215
	2011	$11.520	$9.405	3,035
	2012	$9.405	$11.269	3,080
	2013	$11.269	$14.185	3,035
	2014	$14.185	$12.997	2,897
	2015	$12.997	$12.792	2,380
	2016	$12.792	$12.265	2,443
Putnam VT Small Cap Value Fund - Class IB
	2007	$16.130	$13.836	5,294
	2008	$13.836	$8.246	5,514
	2009	$8.246	$10.660	4,350
	2010	$10.660	$13.199	3,803
	2011	$13.199	$12.360	3,457
	2012	$12.360	$14.272	3,595
	2013	$14.272	$19.583	3,270
	2014	$19.583	$19.908	2,934
	2015	$19.908	$18.737	2,749
	2016	$18.737	$23.480	2,728
Putnam VT Voyager Fund - Class IB
	2007	$8.975	$9.307	4,619
	2008	$9.307	$5.760	4,619
	2009	$5.760	$9.279	4,619
	2010	$9.279	$11.016	0
	2011	$11.016	$8.895	0
	2012	$8.895	$9.986	0
	2013	$9.986	$14.106	0
	2014	$14.106	$15.212	0
	2015	$15.212	$14.037	0
	2016	$14.037	$14.079	0

74

	FOR THE YEAR ENDING DECEMBER 31	ACCUMULATION UNIT VALUE AT BEGINNING OF PERIOD	ACCUMULATION UNIT VALUE AT END OF PERIOD	NUMBER OF UNITS OUTSTANDING AT END OF PERIOD
UIF Emerging Markets Equity Portfolio, Class I
	2007	$27.588	$38.080	21
	2008	$38.080	$16.233	325
	2009	$16.233	$27.099	456
	2010	$27.099	$31.701	405
	2011	$31.701	$25.482	374
	2012	$25.482	$30.041	394
	2013	$30.041	$29.223	362
	2014	$29.223	$27.432	335
	2015	$27.432	$24.079	319
	2016	$24.079	$25.262	322
UIF Global Infrastructure - Class II
	2014	$10.000	$18.587	893
	2015	$18.587	$15.731	893
	2016	$15.731	$17.776	893
UIF Global Strategist Portfolio, Class I
	2007	$14.422	$16.241	450
	2008	$16.241	$8.839	1,038
	2009	$8.839	$11.513	483
	2010	$11.513	$11.959	489
	2011	$11.959	$11.322	496
	2012	$11.322	$12.668	499
	2013	$12.668	$14.436	502
	2014	$14.436	$14.494	375
	2015	$14.494	$13.335	392
	2016	$13.335	$13.837	396
UIF Global Strategist Portfolio, Class II
	2013	$10.000	$14.441	1,670
	2014	$14.441	$14.477	1,670
	2015	$14.477	$13.300	1,670
	2016	$13.300	$13.790	1,670
UIF Growth Portfolio, Class I
	2007	$10.332	$12.378	348
	2008	$12.378	$6.182	347
	2009	$6.182	$10.058	347
	2010	$10.058	$12.146	346
	2011	$12.146	$11.604	0
	2012	$11.604	$13.044	0
	2013	$13.044	$18.984	0
	2014	$18.984	$19.845	0
	2015	$19.845	$21.892	0
	2016	$21.892	$21.165	0
UIF Mid Cap Growth Portfolio, Class I
	2007	$15.103	$18.206	3,585
	2008	$18.206	$9.525	2,297
	2009	$9.525	$14.760	1,638
	2010	$14.760	$19.195	1,485
	2011	$19.195	$17.523	1,485
	2012	$17.523	$18.718	1,485
	2013	$18.718	$25.294	1,485
	2014	$25.294	$25.349	1,485
	2015	$25.349	$23.445	1,485
	2016	$23.445	$21.021	1,485

75

	FOR THE YEAR ENDING DECEMBER 31	ACCUMULATION UNIT VALUE AT BEGINNING OF PERIOD	ACCUMULATION UNIT VALUE AT END OF PERIOD	NUMBER OF UNITS OUTSTANDING AT END OF PERIOD
UIF U.S. Real Estate Portfolio, Class I
	2007	$28.271	$23.040	1,558
	2008	$23.040	$14.063	1,572
	2009	$14.063	$17.740	1,736
	2010	$17.740	$22.661	1,667
	2011	$22.661	$23.592	1,659
	2012	$23.592	$26.858	1,640
	2013	$26.858	$26.939	1,650
	2014	$26.939	$34.347	1,625
	2015	$34.347	$34.491	1,549
	2016	$34.491	$36.211	1,493
* The Accumulation Unit Values in this table reflect a mortality and expense risk charge of 1.63% and an administrative expense charge of 0.10%.

76

Morgan Stanley Variable Annuity 3 - SAI
ACCUMULATION UNIT VALUE AND NUMBER OF ACCUMULATION UNITS OUTSTANDING FOR
EACH VARIABLE SUB-ACCOUNT*
WITH THE ENHANCED EARNINGS DEATH BENEFIT PLUS OPTION (AGE 55 AND LESS) AND THE DEATH
BENEFIT COMBINATION OPTION
Mortality & Expense = 1.64

	FOR THE YEAR ENDING DECEMBER 31	ACCUMULATION UNIT VALUE AT BEGINNING OF PERIOD	ACCUMULATION UNIT VALUE AT END OF PERIOD	NUMBER OF UNITS OUTSTANDING AT END OF PERIOD
AB VPS Growth & Income Portfolio - Class B
	2007	$12.197	$12.568	14,687
	2008	$12.568	$7.325	11,295
	2009	$7.325	$8.663	10,844
	2010	$8.663	$9.603	10,456
	2011	$9.603	$10.011	4,444
	2012	$10.011	$11.534	4,028
	2013	$11.534	$15.257	4,026
	2014	$15.257	$16.386	4,025
	2015	$16.386	$16.333	4,023
	2016	$16.333	$17.830	3,856
AB VPS Growth Portfolio - Class B
	2007	$10.205	$11.298	2,305
	2008	$11.298	$6.373	1,836
	2009	$6.373	$8.322	1,859
	2010	$8.322	$9.389	1,427
	2011	$9.389	$9.317	1,407
	2012	$9.317	$10.399	1,343
	2013	$10.399	$13.666	1,400
	2014	$13.666	$15.171	1,373
	2015	$15.171	$16.225	1,265
	2016	$16.225	$16.081	1,201
AB VPS Large Cap Growth Portfolio - Class B
	2007	$9.004	$10.052	6,975
	2008	$10.052	$5.945	6,776
	2009	$5.945	$8.010	5,059
	2010	$8.010	$8.646	518
	2011	$8.646	$8.219	415
	2012	$8.219	$9.379	203
	2013	$9.379	$12.627	0
	2014	$12.627	$14.127	0
	2015	$14.127	$15.391	0
	2016	$15.391	$15.482	0
Fidelity VIP Government Money Market Portfolio - Service Class 2
	2016	$10.000	$9.885	1,770
FTVIP Franklin High Income VIP Fund - Class 2
	2007	$11.662	$11.771	115
	2008	$11.771	$8.864	0
	2009	$8.864	$12.430	0
	2010	$12.430	$13.835	0
	2011	$13.835	$14.217	0
	2012	$14.217	$16.146	0
	2013	$16.146	$17.109	0
	2014	$17.109	$16.810	0
	2015	$16.810	$15.013	0
	2016	$15.013	$17.256	0

77

	FOR THE YEAR ENDING DECEMBER 31	ACCUMULATION UNIT VALUE AT BEGINNING OF PERIOD	ACCUMULATION UNIT VALUE AT END OF PERIOD	NUMBER OF UNITS OUTSTANDING AT END OF PERIOD
FTVIP Franklin Income VIP Fund - Class 2
	2007	$13.029	$13.284	4,552
	2008	$13.284	$9.183	1,557
	2009	$9.183	$12.238	640
	2010	$12.238	$13.551	655
	2011	$13.551	$13.635	668
	2012	$13.635	$15.095	636
	2013	$15.095	$16.902	651
	2014	$16.902	$17.378	711
	2015	$17.378	$15.873	712
	2016	$15.873	$17.788	571
FTVIP Franklin Mutual Shares VIP Fund - Class 2
	2007	$13.829	$14.062	1,414
	2008	$14.062	$8.691	1,419
	2009	$8.691	$10.766	789
	2010	$10.766	$11.764	788
	2011	$11.764	$11.441	787
	2012	$11.441	$12.845	0
	2013	$12.845	$16.191	0
	2014	$16.191	$17.045	0
	2015	$17.045	$15.924	0
	2016	$15.924	$18.163	0
FTVIP Templeton Foreign VIP Fund - Class 2
	2007	$14.871	$16.872	4,659
	2008	$16.872	$9.886	2,110
	2009	$9.886	$13.314	571
	2010	$13.314	$14.184	572
	2011	$14.184	$12.457	587
	2012	$12.457	$14.474	601
	2013	$14.474	$17.492	599
	2014	$17.492	$15.277	611
	2015	$15.277	$14.038	658
	2016	$14.038	$14.787	447
Invesco V.I. American Franchise Fund - Series I
	2007	$8.218	$9.445	153
	2008	$9.445	$4.735	914
	2009	$4.735	$7.727	1,054
	2010	$7.727	$9.101	926
	2011	$9.101	$8.392	903
	2012	$8.392	$9.380	1,872
	2013	$9.380	$12.918	1,701
	2014	$12.918	$13.766	1,628
	2015	$13.766	$14.206	1,597
	2016	$14.206	$14.278	1,543
Invesco V.I. American Franchise Fund - Series II
	2007	$8.105	$9.290	6,379
	2008	$9.290	$4.646	4,525
	2009	$4.646	$7.562	3,012
	2010	$7.562	$8.886	2,688
	2011	$8.886	$8.175	2,607
	2012	$8.175	$9.110	2,426
	2013	$9.110	$12.516	2,375
	2014	$12.516	$13.305	2,330
	2015	$13.305	$13.696	2,301
	2016	$13.696	$13.732	2,310

78

	FOR THE YEAR ENDING DECEMBER 31	ACCUMULATION UNIT VALUE AT BEGINNING OF PERIOD	ACCUMULATION UNIT VALUE AT END OF PERIOD	NUMBER OF UNITS OUTSTANDING AT END OF PERIOD
Invesco V.I. American Value Fund - Series I
	2007	$14.287	$15.141	9,657
	2008	$15.141	$8.736	4,445
	2009	$8.736	$11.951	4,031
	2010	$11.951	$14.357	1,960
	2011	$14.357	$14.240	1,716
	2012	$14.240	$16.416	1,673
	2013	$16.416	$21.661	1,630
	2014	$21.661	$23.363	1,611
	2015	$23.363	$20.865	1,612
	2016	$20.865	$23.683	1,638
Invesco V.I. Capital Appreciation Fund - Series I
	2007	$10.225	$11.255	5,620
	2008	$11.255	$6.360	4,446
	2009	$6.360	$7.568	4,449
	2010	$7.568	$8.590	1,030
	2011	$8.590	$7.774	1,039
	2012	$7.774	$8.925	0
Invesco V.I. Comstock Fund - Series II
	2007	$13.903	$13.343	12,862
	2008	$13.343	$8.418	7,958
	2009	$8.418	$10.623	7,972
	2010	$10.623	$12.079	3,945
	2011	$12.079	$11.621	3,959
	2012	$11.621	$13.581	3,863
	2013	$13.581	$18.105	3,655
	2014	$18.105	$19.412	3,567
	2015	$19.412	$17.895	3,557
	2016	$17.895	$20.575	3,324
Invesco V.I. Core Equity Fund - Series I
	2007	$10.789	$11.463	3,060
	2008	$11.463	$7.869	2,764
	2009	$7.869	$9.922	2,762
	2010	$9.922	$10.683	2,410
	2011	$10.683	$10.492	2,409
	2012	$10.492	$11.742	2,408
	2013	$11.742	$14.915	2,260
	2014	$14.915	$15.852	1,440
	2015	$15.852	$14.679	1,440
	2016	$14.679	$15.908	1,440
Invesco V.I. Diversified Dividend Fund - Series II
	2007	$11.238	$11.474	8,716
	2008	$11.474	$7.165	4,412
	2009	$7.165	$8.727	2,290
	2010	$8.727	$9.452	2,301
	2011	$9.452	$9.283	561
	2012	$9.283	$10.798	515
	2013	$10.798	$13.877	466
	2014	$13.877	$15.347	433
	2015	$15.347	$15.356	428
	2016	$15.356	$17.286	400

79

	FOR THE YEAR ENDING DECEMBER 31	ACCUMULATION UNIT VALUE AT BEGINNING OF PERIOD	ACCUMULATION UNIT VALUE AT END OF PERIOD	NUMBER OF UNITS OUTSTANDING AT END OF PERIOD
Invesco V.I. Equity and Income Fund - Series II
	2011	$10.000	$12.597	2,075
	2012	$12.597	$13.912	648
	2013	$13.912	$17.075	647
	2014	$17.075	$18.251	646
	2015	$18.251	$17.473	646
	2016	$17.473	$19.720	645
Invesco V.I. Global Core Equity Fund - Series II
	2011	$10.000	$10.035	1,070
	2012	$10.035	$11.184	744
	2013	$11.184	$13.437	660
	2014	$13.437	$13.269	663
	2015	$13.269	$12.825	674
	2016	$12.825	$13.425	674
Invesco V.I. Global Dividend Growth Fund - Series II
	2007	$15.093	$15.834	3,821
	2008	$15.834	$9.167	3,213
	2009	$9.167	$10.461	1,730
	2010	$10.461	$11.502	1,413
	2011	$11.502	$12.396	0
Invesco V.I. High Yield Fund - Series II
	2013	$10.000	$14.577	1,584
	2014	$14.577	$14.553	766
	2015	$14.553	$13.820	778
	2016	$13.820	$15.053	764
Invesco V.I. High Yield Securities Fund - Series II
	2007	$10.161	$10.375	1,985
	2008	$10.375	$7.831	1,568
	2009	$7.831	$11.103	2,394
	2010	$11.103	$11.997	1,517
	2011	$11.997	$11.986	1,508
	2012	$11.986	$13.958	1,493
	2013	$13.958	$14.385	0
Invesco V.I. Income Builder Fund - Series II
	2007	$13.172	$13.315	5,260
	2008	$13.315	$9.625	4,724
	2009	$9.625	$11.814	4,208
	2010	$11.814	$13.019	2,077
	2011	$13.019	$13.843	0
Invesco V.I. Mid Cap Core Equity Fund - Series I
	2007	$12.498	$13.454	0
	2008	$13.454	$9.451	0
	2009	$9.451	$12.094	1,454
	2010	$12.094	$13.563	1,453
	2011	$13.563	$12.479	1,451
	2012	$12.479	$13.607	0
	2013	$13.607	$17.225	0
	2014	$17.225	$17.679	0
	2015	$17.679	$16.674	0
	2016	$16.674	$18.588	0

80

	FOR THE YEAR ENDING DECEMBER 31	ACCUMULATION UNIT VALUE AT BEGINNING OF PERIOD	ACCUMULATION UNIT VALUE AT END OF PERIOD	NUMBER OF UNITS OUTSTANDING AT END OF PERIOD
Invesco V.I. Mid Cap Growth Fund - Series II
	2007	$12.519	$14.468	0
	2008	$14.468	$7.559	0
	2009	$7.559	$11.616	0
	2010	$11.616	$14.529	0
	2011	$14.529	$12.943	0
	2012	$12.943	$14.198	0
	2013	$14.198	$19.060	0
	2014	$19.060	$20.172	0
	2015	$20.172	$20.030	0
	2016	$20.030	$19.799	0
Invesco V.I. S&P 500 Index Fund - Series II
	2007	$11.330	$11.690	14,343
	2008	$11.690	$7.207	8,605
	2009	$7.207	$8.928	10,052
	2010	$8.928	$10.054	8,602
	2011	$10.054	$10.033	1,277
	2012	$10.033	$11.389	1,275
	2013	$11.389	$14.725	1,274
	2014	$14.725	$16.345	1,274
	2015	$16.345	$16.188	1,274
	2016	$16.188	$17.691	1,274
Morgan Stanley VIS - Global Infrastructure Portfolio - Class Y
	2007	$11.326	$13.361	3,661
	2008	$13.361	$8.738	1,855
	2009	$8.738	$10.205	618
	2010	$10.205	$10.705	618
	2011	$10.705	$12.185	618
	2012	$12.185	$14.183	3,298
	2013	$14.183	$16.383	3,298
	2014	$16.383	$17.320	0
Morgan Stanley VIS Aggressive Equity Portfolio - Class Y
	2007	$12.134	$14.235	2,199
	2008	$14.235	$7.134	1,152
	2009	$7.134	$11.853	491
	2010	$11.853	$14.647	490
	2011	$14.647	$13.301	489
	2012	$13.301	$14.589	489
	2013	$14.589	$15.474	0
Morgan Stanley VIS European Equity Portfolio - Class Y
	2007	$13.996	$15.864	355
	2008	$15.864	$8.910	349
	2009	$8.910	$11.157	349
	2010	$11.157	$11.728	144
	2011	$11.728	$10.390	144
	2012	$10.390	$12.065	144
	2013	$12.065	$15.082	143
	2014	$15.082	$13.433	143
	2015	$13.433	$12.489	143
	2016	$12.489	$11.937	143
Morgan Stanley VIS Global Advantage Portfolio - Class Y
	2007	$12.025	$13.788	1,951
	2008	$13.788	$7.593	700
	2009	$7.593	$7.250	0

81

	FOR THE YEAR ENDING DECEMBER 31	ACCUMULATION UNIT VALUE AT BEGINNING OF PERIOD	ACCUMULATION UNIT VALUE AT END OF PERIOD	NUMBER OF UNITS OUTSTANDING AT END OF PERIOD
Morgan Stanley VIS Income Plus Portfolio - Class Y
	2007	$12.394	$12.877	7,485
	2008	$12.877	$11.501	4,420
	2009	$11.501	$13.823	3,776
	2010	$13.823	$14.809	3,326
	2011	$14.809	$15.240	1,270
	2012	$15.240	$17.047	1,071
	2013	$17.047	$16.889	1,256
	2014	$16.889	$17.825	1,305
	2015	$17.825	$17.128	1,318
	2016	$17.128	$17.959	1,304
Morgan Stanley VIS Limited Duration Portfolio - Class Y
	2007	$10.651	$10.759	14,235
	2008	$10.759	$8.965	12,585
	2009	$8.965	$9.300	11,546
	2010	$9.300	$9.342	11,061
	2011	$9.342	$9.406	7,476
	2012	$9.406	$9.526	1,827
	2013	$9.526	$9.370	2,095
	2014	$9.370	$9.286	2,339
	2015	$9.286	$9.096	2,451
	2016	$9.096	$9.369	2,360
Morgan Stanley VIS Money Market Portfolio - Class Y
	2007	$10.066	$10.353	20,653
	2008	$10.353	$10.397	10,089
	2009	$10.397	$10.219	8,980
	2010	$10.219	$10.044	7,233
	2011	$10.044	$9.872	7,186
	2012	$9.872	$9.702	1,772
	2013	$9.702	$9.536	1,853
	2014	$9.536	$9.372	1,901
	2015	$9.372	$9.212	1,913
	2016	$9.212	$9.160	0
Morgan Stanley VIS Multi Cap Growth Portfolio - Class Y
	2007	$11.043	$12.939	8,590
	2008	$12.939	$6.644	5,871
	2009	$6.644	$11.156	4,963
	2010	$11.156	$13.971	4,216
	2011	$13.971	$12.774	3,747
	2012	$12.774	$14.071	3,743
	2013	$14.071	$20.794	4,059
	2014	$20.794	$21.548	2,825
	2015	$21.548	$22.941	2,823
	2016	$22.941	$21.725	2,821
Morgan Stanley VIS Strategist Portfolio - Class Y
	2007	$13.494	$14.370	7,569
	2008	$14.370	$10.704	6,395
	2009	$10.704	$12.565	5,358
	2010	$12.565	$13.150	1,415
	2011	$13.150	$11.873	1,126
	2012	$11.873	$12.447	531
	2013	$12.447	$13.244	0

82

	FOR THE YEAR ENDING DECEMBER 31	ACCUMULATION UNIT VALUE AT BEGINNING OF PERIOD	ACCUMULATION UNIT VALUE AT END OF PERIOD	NUMBER OF UNITS OUTSTANDING AT END OF PERIOD
Putnam VT Growth and Income Fund - Class IB
	2007	$12.113	$11.184	2,042
	2008	$11.184	$6.738	1,492
	2009	$6.738	$8.595	854
	2010	$8.595	$9.662	329
	2011	$9.662	$9.055	0
	2012	$9.055	$10.601	0
	2013	$10.601	$14.135	0
	2014	$14.135	$15.382	0
	2015	$15.382	$13.979	0
	2016	$13.979	$15.802	0
Putnam VT Growth Opportunities Fund - Class IB
	2016	$10.000	$10.053	901
Putnam VT International Equity Fund - Class IB
	2007	$14.816	$15.777	2,651
	2008	$15.777	$8.690	2,619
	2009	$8.690	$10.644	2,814
	2010	$10.644	$11.509	2,431
	2011	$11.509	$9.395	2,418
	2012	$9.395	$11.256	2,564
	2013	$11.256	$14.168	2,538
	2014	$14.168	$12.979	2,525
	2015	$12.979	$12.773	2,603
	2016	$12.773	$12.246	2,674
Putnam VT Small Cap Value Fund - Class IB
	2007	$16.123	$13.828	1,945
	2008	$13.828	$8.240	1,896
	2009	$8.240	$10.652	1,913
	2010	$10.652	$13.188	704
	2011	$13.188	$12.348	678
	2012	$12.348	$14.257	690
	2013	$14.257	$19.561	673
	2014	$19.561	$19.883	633
	2015	$19.883	$18.712	650
	2016	$18.712	$23.446	657
Putnam VT Voyager Fund - Class IB
	2007	$8.970	$9.301	1,900
	2008	$9.301	$5.756	645
	2009	$5.756	$9.271	644
	2010	$9.271	$11.006	643
	2011	$11.006	$8.886	642
	2012	$8.886	$9.974	642
	2013	$9.974	$14.089	641
	2014	$14.089	$15.191	641
	2015	$15.191	$14.017	641
	2016	$14.017	$14.057	0

83

	FOR THE YEAR ENDING DECEMBER 31	ACCUMULATION UNIT VALUE AT BEGINNING OF PERIOD	ACCUMULATION UNIT VALUE AT END OF PERIOD	NUMBER OF UNITS OUTSTANDING AT END OF PERIOD
UIF Emerging Markets Equity Portfolio, Class I
	2007	$27.573	$38.055	823
	2008	$38.055	$16.221	1,045
	2009	$16.221	$27.075	721
	2010	$27.075	$31.671	173
	2011	$31.671	$25.455	172
	2012	$25.455	$30.006	181
	2013	$30.006	$29.186	179
	2014	$29.186	$27.395	198
	2015	$27.395	$24.044	205
	2016	$24.044	$25.222	213
UIF Global Infrastructure - Class II
	2014	$10.000	$18.562	3,298
	2015	$18.562	$15.708	3,298
	2016	$15.708	$17.749	3,298
UIF Global Strategist Portfolio, Class I
	2007	$14.414	$16.231	3,994
	2008	$16.231	$8.832	3,134
	2009	$8.832	$11.504	3,474
	2010	$11.504	$11.948	1,335
	2011	$11.948	$11.310	1,359
	2012	$11.310	$12.653	1,394
	2013	$12.653	$14.418	1,463
	2014	$14.418	$14.475	1,528
	2015	$14.475	$13.315	1,631
	2016	$13.315	$13.816	1,670
UIF Global Strategist Portfolio, Class II
	2013	$10.000	$14.423	531
	2014	$14.423	$14.457	226
	2015	$14.457	$13.280	226
	2016	$13.280	$13.769	226
UIF Growth Portfolio, Class I
	2007	$10.326	$12.370	5,539
	2008	$12.370	$6.177	5,936
	2009	$6.177	$10.050	4,887
	2010	$10.050	$12.135	1,502
	2011	$12.135	$11.592	1,512
	2012	$11.592	$13.029	1,556
	2013	$13.029	$18.960	1,344
	2014	$18.960	$19.818	1,276
	2015	$19.818	$21.860	1,151
	2016	$21.860	$21.133	1,201
UIF Mid Cap Growth Portfolio, Class I
	2007	$15.095	$18.196	604
	2008	$18.196	$9.519	111
	2009	$9.519	$14.749	763
	2010	$14.749	$19.179	110
	2011	$19.179	$17.506	110
	2012	$17.506	$18.698	110
	2013	$18.698	$25.265	109
	2014	$25.265	$25.317	109
	2015	$25.317	$23.413	109
	2016	$23.413	$20.990	109

84

	FOR THE YEAR ENDING DECEMBER 31	ACCUMULATION UNIT VALUE AT BEGINNING OF PERIOD	ACCUMULATION UNIT VALUE AT END OF PERIOD	NUMBER OF UNITS OUTSTANDING AT END OF PERIOD
UIF U.S. Real Estate Portfolio, Class I
	2007	$28.255	$23.025	1,559
	2008	$23.025	$14.052	1,039
	2009	$14.052	$17.725	973
	2010	$17.725	$22.639	961
	2011	$22.639	$23.567	930
	2012	$23.567	$26.827	868
	2013	$26.827	$26.906	873
	2014	$26.906	$34.301	864
	2015	$34.301	$34.441	863
	2016	$34.441	$36.155	862
* The Accumulation Unit Values in this table reflect a mortality and expense risk charge of 1.64% and an administrative expense charge of 0.10%.

85

Morgan Stanley Variable Annuity 3 - SAI
ACCUMULATION UNIT VALUE AND NUMBER OF ACCUMULATION UNITS OUTSTANDING FOR
EACH VARIABLE SUB-ACCOUNT*
WITH THE INCOME AND PERFORMANCE DEATH BENEFIT OPTION
Mortality & Expense = 1.68

	FOR THE YEAR ENDING DECEMBER 31	ACCUMULATION UNIT VALUE AT BEGINNING OF PERIOD	ACCUMULATION UNIT VALUE AT END OF PERIOD	NUMBER OF UNITS OUTSTANDING AT END OF PERIOD
AB VPS Growth & Income Portfolio - Class B
	2007	$15.179	$15.634	20,952
	2008	$15.634	$9.108	21,078
	2009	$9.108	$10.768	15,703
	2010	$10.768	$11.932	10,624
	2011	$11.932	$12.434	2,426
	2012	$12.434	$14.320	1,969
	2013	$14.320	$18.934	1,328
	2014	$18.934	$20.328	1,160
	2015	$20.328	$20.254	1,083
	2016	$20.254	$22.101	233
AB VPS Growth Portfolio - Class B
	2007	$14.262	$15.783	6,696
	2008	$15.783	$8.900	5,612
	2009	$8.900	$11.616	3,665
	2010	$11.616	$13.100	2,884
	2011	$13.100	$12.994	2,827
	2012	$12.994	$14.498	2,791
	2013	$14.498	$19.045	2,205
	2014	$19.045	$21.135	2,041
	2015	$21.135	$22.593	1,940
	2016	$22.593	$22.384	212
AB VPS Large Cap Growth Portfolio - Class B
	2007	$12.698	$14.171	11,414
	2008	$14.171	$8.377	10,700
	2009	$8.377	$11.283	9,024
	2010	$11.283	$12.174	4,167
	2011	$12.174	$11.568	3,988
	2012	$11.568	$13.196	2,838
	2013	$13.196	$17.759	1,668
	2014	$17.759	$19.860	1,614
	2015	$19.860	$21.627	1,614
	2016	$21.627	$21.747	1,614
Fidelity VIP Government Money Market Portfolio - Service Class 2
	2016	$10.000	$9.883	1,513
FTVIP Franklin High Income VIP Fund - Class 2
	2007	$11.647	$11.751	0
	2008	$11.751	$8.845	0
	2009	$8.845	$12.399	2,025
	2010	$12.399	$13.795	2,400
	2011	$13.795	$14.170	2,061
	2012	$14.170	$16.085	2,061
	2013	$16.085	$17.039	2,061
	2014	$17.039	$16.734	2,044
	2015	$16.734	$14.939	5,210
	2016	$14.939	$17.164	4,848

86

	FOR THE YEAR ENDING DECEMBER 31	ACCUMULATION UNIT VALUE AT BEGINNING OF PERIOD	ACCUMULATION UNIT VALUE AT END OF PERIOD	NUMBER OF UNITS OUTSTANDING AT END OF PERIOD
FTVIP Franklin Income VIP Fund - Class 2
	2007	$13.014	$13.264	0
	2008	$13.264	$9.166	0
	2009	$9.166	$12.209	3,117
	2010	$12.209	$13.514	886
	2011	$13.514	$13.592	2,966
	2012	$13.592	$15.041	2,966
	2013	$15.041	$16.836	2,966
	2014	$16.836	$17.302	2,949
	2015	$17.302	$15.798	9,090
	2016	$15.798	$17.696	7,788
FTVIP Franklin Mutual Shares VIP Fund - Class 2
	2007	$13.814	$14.041	210
	2008	$14.041	$8.674	209
	2009	$8.674	$10.741	31,764
	2010	$10.741	$11.733	14,308
	2011	$11.733	$11.406	205
	2012	$11.406	$12.800	204
	2013	$12.800	$16.129	203
	2014	$16.129	$16.972	0
	2015	$16.972	$15.850	0
	2016	$15.850	$18.071	0
FTVIP Templeton Foreign VIP Fund - Class 2
	2007	$14.854	$16.846	121,035
	2008	$16.846	$9.866	120,919
	2009	$9.866	$13.282	55,671
	2010	$13.282	$14.145	24,725
	2011	$14.145	$12.418	93
	2012	$12.418	$14.423	93
	2013	$14.423	$17.423	92
	2014	$17.423	$15.210	0
	2015	$15.210	$13.972	0
	2016	$13.972	$14.711	0
Invesco V.I. American Franchise Fund - Series I
	2007	$11.809	$13.567	544
	2008	$13.567	$6.798	0
	2009	$6.798	$11.091	0
	2010	$11.091	$13.058	0
	2011	$13.058	$12.036	0
	2012	$12.036	$13.446	10,548
	2013	$13.446	$18.511	9,613
	2014	$18.511	$19.719	8,954
	2015	$19.719	$20.341	8,368
	2016	$20.341	$20.436	8,515
Invesco V.I. American Franchise Fund - Series II
	2007	$11.679	$13.382	9,300
	2008	$13.382	$6.689	8,810
	2009	$6.689	$10.884	2,722
	2010	$10.884	$12.784	2,619
	2011	$12.784	$11.757	2,224
	2012	$11.757	$13.096	904
	2013	$13.096	$17.985	800
	2014	$17.985	$19.111	570
	2015	$19.111	$19.665	504
	2016	$19.665	$19.709	474

87

	FOR THE YEAR ENDING DECEMBER 31	ACCUMULATION UNIT VALUE AT BEGINNING OF PERIOD	ACCUMULATION UNIT VALUE AT END OF PERIOD	NUMBER OF UNITS OUTSTANDING AT END OF PERIOD
Invesco V.I. American Value Fund - Series I
	2007	$18.129	$19.204	16,733
	2008	$19.204	$11.076	17,153
	2009	$11.076	$15.146	41,118
	2010	$15.146	$18.188	24,284
	2011	$18.188	$18.033	10,399
	2012	$18.033	$20.780	8,592
	2013	$20.780	$27.408	7,570
	2014	$27.408	$29.550	7,325
	2015	$29.550	$26.379	9,318
	2016	$26.379	$29.930	9,021
Invesco V.I. Capital Appreciation Fund - Series I
	2007	$13.425	$14.771	11,694
	2008	$14.771	$8.344	13,640
	2009	$8.344	$9.925	14,319
	2010	$9.925	$11.260	14,247
	2011	$11.260	$10.187	13,116
	2012	$10.187	$11.693	0
Invesco V.I. Comstock Fund - Series II
	2007	$15.737	$15.098	27,637
	2008	$15.098	$9.522	23,102
	2009	$9.522	$12.011	19,376
	2010	$12.011	$13.651	14,495
	2011	$13.651	$13.128	6,547
	2012	$13.128	$15.336	4,363
	2013	$15.336	$20.437	3,717
	2014	$20.437	$21.903	3,638
	2015	$21.903	$20.184	3,048
	2016	$20.184	$23.197	3,051
Invesco V.I. Core Equity Fund - Series I
	2007	$10.786	$11.455	0
	2008	$11.455	$7.861	0
	2009	$7.861	$9.907	0
	2010	$9.907	$10.663	0
	2011	$10.663	$10.468	0
	2012	$10.468	$11.711	0
	2013	$11.711	$14.869	0
	2014	$14.869	$15.797	0
	2015	$15.797	$14.623	0
	2016	$14.623	$15.840	0
Invesco V.I. Diversified Dividend Fund - Series II
	2007	$12.794	$13.057	37,212
	2008	$13.057	$8.150	39,292
	2009	$8.150	$9.923	37,270
	2010	$9.923	$10.742	37,869
	2011	$10.742	$10.546	34,809
	2012	$10.546	$12.263	29,386
	2013	$12.263	$15.753	27,088
	2014	$15.753	$17.415	25,385
	2015	$17.415	$17.418	24,673
	2016	$17.418	$19.600	22,463

88

	FOR THE YEAR ENDING DECEMBER 31	ACCUMULATION UNIT VALUE AT BEGINNING OF PERIOD	ACCUMULATION UNIT VALUE AT END OF PERIOD	NUMBER OF UNITS OUTSTANDING AT END OF PERIOD
Invesco V.I. Equity and Income Fund - Series II
	2011	$10.000	$13.509	1,100
	2012	$13.509	$14.914	1,100
	2013	$14.914	$18.297	1,100
	2014	$18.297	$19.550	1,100
	2015	$19.550	$18.709	9,009
	2016	$18.709	$21.106	7,502
Invesco V.I. Global Core Equity Fund - Series II
	2011	$10.000	$10.363	44,361
	2012	$10.363	$11.545	43,563
	2013	$11.545	$13.865	41,065
	2014	$13.865	$13.687	41,907
	2015	$13.687	$13.223	19,928
	2016	$13.223	$13.836	20,127
Invesco V.I. Global Dividend Growth Fund - Series II
	2007	$15.617	$16.378	36,245
	2008	$16.378	$9.478	39,186
	2009	$9.478	$10.812	69,961
	2010	$10.812	$11.883	54,196
	2011	$11.883	$12.805	0
Invesco V.I. High Yield Fund - Series II
	2013	$10.000	$19.868	5,623
	2014	$19.868	$19.827	5,601
	2015	$19.827	$18.820	5,842
	2016	$18.820	$20.492	5,717
Invesco V.I. High Yield Securities Fund - Series II
	2007	$13.888	$14.174	7,890
	2008	$14.174	$10.694	7,248
	2009	$10.694	$15.157	6,291
	2010	$15.157	$16.371	6,144
	2011	$16.371	$16.349	5,927
	2012	$16.349	$19.032	5,351
	2013	$19.032	$19.612	0
Invesco V.I. Income Builder Fund - Series II
	2007	$14.155	$14.302	1,001
	2008	$14.302	$10.335	950
	2009	$10.335	$12.680	1,102
	2010	$12.680	$13.968	1,100
	2011	$13.968	$14.850	0
Invesco V.I. Mid Cap Core Equity Fund - Series I
	2007	$12.484	$13.434	0
	2008	$13.434	$9.433	0
	2009	$9.433	$12.066	0
	2010	$12.066	$13.526	0
	2011	$13.526	$12.441	0
	2012	$12.441	$13.559	0
	2013	$13.559	$17.159	0
	2014	$17.159	$17.603	0
	2015	$17.603	$16.596	0
	2016	$16.596	$18.494	0

89

	FOR THE YEAR ENDING DECEMBER 31	ACCUMULATION UNIT VALUE AT BEGINNING OF PERIOD	ACCUMULATION UNIT VALUE AT END OF PERIOD	NUMBER OF UNITS OUTSTANDING AT END OF PERIOD
Invesco V.I. Mid Cap Growth Fund - Series II
	2007	$12.505	$14.445	0
	2008	$14.445	$7.544	0
	2009	$7.544	$11.589	0
	2010	$11.589	$14.490	0
	2011	$14.490	$12.902	0
	2012	$12.902	$14.147	0
	2013	$14.147	$18.985	0
	2014	$18.985	$20.085	0
	2015	$20.085	$19.936	0
	2016	$19.936	$19.697	0
Invesco V.I. S&P 500 Index Fund - Series II
	2007	$14.268	$14.716	231,278
	2008	$14.716	$9.069	153,446
	2009	$9.069	$11.230	140,888
	2010	$11.230	$12.641	133,752
	2011	$12.641	$12.609	109,077
	2012	$12.609	$14.308	90,047
	2013	$14.308	$18.491	85,159
	2014	$18.491	$20.518	70,217
	2015	$20.518	$20.313	68,698
	2016	$20.313	$22.190	58,046
Morgan Stanley VIS - Global Infrastructure Portfolio - Class Y
	2007	$16.786	$19.792	1,029
	2008	$19.792	$12.940	1,028
	2009	$12.940	$15.105	45,678
	2010	$15.105	$15.840	20,714
	2011	$15.840	$18.023	656
	2012	$18.023	$20.968	655
	2013	$20.968	$24.212	655
	2014	$24.212	$25.592	0
Morgan Stanley VIS Aggressive Equity Portfolio - Class Y
	2007	$15.333	$17.980	14,694
	2008	$17.980	$9.008	15,022
	2009	$9.008	$14.960	12,548
	2010	$14.960	$18.478	6,719
	2011	$18.478	$16.774	1,183
	2012	$16.774	$18.391	1,125
	2013	$18.391	$19.503	0
Morgan Stanley VIS European Equity Portfolio - Class Y
	2007	$15.745	$17.839	6,865
	2008	$17.839	$10.016	3,334
	2009	$10.016	$12.536	2,605
	2010	$12.536	$13.172	2,614
	2011	$13.172	$11.665	1,370
	2012	$11.665	$13.540	592
	2013	$13.540	$16.919	592
	2014	$16.919	$15.064	592
	2015	$15.064	$14.000	592
	2016	$14.000	$13.375	592
Morgan Stanley VIS Global Advantage Portfolio - Class Y
	2007	$14.780	$16.940	0
	2008	$16.940	$9.325	0
	2009	$9.325	$8.903	0

90

	FOR THE YEAR ENDING DECEMBER 31	ACCUMULATION UNIT VALUE AT BEGINNING OF PERIOD	ACCUMULATION UNIT VALUE AT END OF PERIOD	NUMBER OF UNITS OUTSTANDING AT END OF PERIOD
Morgan Stanley VIS Income Plus Portfolio - Class Y
	2007	$11.948	$12.408	45,018
	2008	$12.408	$11.079	40,301
	2009	$11.079	$13.310	33,255
	2010	$13.310	$14.253	22,246
	2011	$14.253	$14.662	18,543
	2012	$14.662	$16.394	17,003
	2013	$16.394	$16.235	18,365
	2014	$16.235	$17.129	17,674
	2015	$17.129	$16.453	22,672
	2016	$16.453	$17.244	21,430
Morgan Stanley VIS Limited Duration Portfolio - Class Y
	2007	$10.279	$10.379	132,731
	2008	$10.379	$8.645	117,661
	2009	$8.645	$8.964	107,668
	2010	$8.964	$9.002	101,812
	2011	$9.002	$9.060	82,483
	2012	$9.060	$9.171	84,375
	2013	$9.171	$9.018	84,485
	2014	$9.018	$8.933	86,417
	2015	$8.933	$8.747	58,148
	2016	$8.747	$9.006	56,863
Morgan Stanley VIS Money Market Portfolio - Class Y
	2007	$10.028	$10.310	186,312
	2008	$10.310	$10.350	191,699
	2009	$10.350	$10.169	33,042
	2010	$10.169	$9.990	12,406
	2011	$9.990	$9.815	8,616
	2012	$9.815	$9.643	9,351
	2013	$9.643	$9.474	2,433
	2014	$9.474	$9.307	2,014
	2015	$9.307	$9.144	1,461
	2016	$9.144	$9.091	0
Morgan Stanley VIS Multi Cap Growth Portfolio - Class Y
	2007	$13.525	$15.841	7,331
	2008	$15.841	$8.131	7,995
	2009	$8.131	$13.646	6,417
	2010	$13.646	$17.083	5,902
	2011	$17.083	$15.613	4,566
	2012	$15.613	$17.192	4,612
	2013	$17.192	$25.396	8,314
	2014	$25.396	$26.306	8,180
	2015	$26.306	$27.996	10,544
	2016	$27.996	$26.501	10,517
Morgan Stanley VIS Strategist Portfolio - Class Y
	2007	$15.085	$16.058	5,335
	2008	$16.058	$11.957	2,127
	2009	$11.957	$14.029	1,963
	2010	$14.029	$14.678	1,961
	2011	$14.678	$13.247	1,705
	2012	$13.247	$13.881	1,704
	2013	$13.881	$14.768	0

91

	FOR THE YEAR ENDING DECEMBER 31	ACCUMULATION UNIT VALUE AT BEGINNING OF PERIOD	ACCUMULATION UNIT VALUE AT END OF PERIOD	NUMBER OF UNITS OUTSTANDING AT END OF PERIOD
Putnam VT Growth and Income Fund - Class IB
	2007	$14.462	$13.347	865
	2008	$13.347	$8.038	936
	2009	$8.038	$10.250	960
	2010	$10.250	$11.517	985
	2011	$11.517	$10.789	903
	2012	$10.789	$12.626	850
	2013	$12.626	$16.829	732
	2014	$16.829	$18.306	702
	2015	$18.306	$16.629	718
	2016	$16.629	$18.790	716
Putnam VT Growth Opportunities Fund - Class IB
	2016	$10.000	$10.053	2,921
Putnam VT International Equity Fund - Class IB
	2007	$16.937	$18.029	12,076
	2008	$18.029	$9.926	12,121
	2009	$9.926	$12.153	9,744
	2010	$12.153	$13.136	7,134
	2011	$13.136	$10.719	4,756
	2012	$10.719	$12.837	3,889
	2013	$12.837	$16.151	3,008
	2014	$16.151	$14.791	2,649
	2015	$14.791	$14.550	2,506
	2016	$14.550	$13.943	1,377
Putnam VT Small Cap Value Fund - Class IB
	2007	$17.744	$15.213	10,947
	2008	$15.213	$9.062	8,029
	2009	$9.062	$11.709	8,516
	2010	$11.709	$14.491	6,688
	2011	$14.491	$13.563	2,916
	2012	$13.563	$15.653	2,279
	2013	$15.653	$21.467	2,223
	2014	$21.467	$21.813	2,241
	2015	$21.813	$20.520	2,095
	2016	$20.520	$25.701	1,149
Putnam VT Voyager Fund - Class IB
	2007	$12.230	$12.676	2,236
	2008	$12.676	$7.841	2,236
	2009	$7.841	$12.624	1,504
	2010	$12.624	$14.981	1,504
	2011	$14.981	$12.090	1,690
	2012	$12.090	$13.566	1,690
	2013	$13.566	$19.154	1,690
	2014	$19.154	$20.646	1,680
	2015	$20.646	$19.042	1,603
	2016	$19.042	$19.090	0

92

	FOR THE YEAR ENDING DECEMBER 31	ACCUMULATION UNIT VALUE AT BEGINNING OF PERIOD	ACCUMULATION UNIT VALUE AT END OF PERIOD	NUMBER OF UNITS OUTSTANDING AT END OF PERIOD
UIF Emerging Markets Equity Portfolio, Class I
	2007	$27.982	$38.605	13,641
	2008	$38.605	$16.449	13,712
	2009	$16.449	$27.444	33,747
	2010	$27.444	$32.090	17,376
	2011	$32.090	$25.782	2,753
	2012	$25.782	$30.379	2,796
	2013	$30.379	$29.537	5,491
	2014	$29.537	$27.713	5,985
	2015	$27.713	$24.313	6,940
	2016	$24.313	$25.495	6,763
UIF Global Infrastructure - Class II
	2014	$10.000	$27.420	655
	2015	$27.420	$23.196	1,366
	2016	$23.196	$26.198	672
UIF Global Strategist Portfolio, Class I
	2007	$16.326	$18.376	7,714
	2008	$18.376	$9.996	7,528
	2009	$9.996	$13.014	4,425
	2010	$13.014	$13.511	605
	2011	$13.511	$12.784	626
	2012	$12.784	$14.297	627
	2013	$14.297	$16.285	642
	2014	$16.285	$16.342	657
	2015	$16.342	$15.027	686
	2016	$15.027	$15.586	702
UIF Global Strategist Portfolio, Class II
	2013	$10.000	$16.079	1,555
	2014	$16.079	$16.111	1,372
	2015	$16.111	$14.793	1,371
	2016	$14.793	$15.331	111
UIF Growth Portfolio, Class I
	2007	$13.473	$16.134	2,109
	2008	$16.134	$8.053	1,648
	2009	$8.053	$13.097	1,464
	2010	$13.097	$15.808	1,413
	2011	$15.808	$15.095	1,009
	2012	$15.095	$16.960	1,051
	2013	$16.960	$24.670	916
	2014	$24.670	$25.776	875
	2015	$25.776	$28.420	825
	2016	$28.420	$27.464	798
UIF Mid Cap Growth Portfolio, Class I
	2007	$17.910	$21.580	7,228
	2008	$21.580	$11.285	4,399
	2009	$11.285	$17.478	28,660
	2010	$17.478	$22.718	14,372
	2011	$22.718	$20.729	4,248
	2012	$20.729	$22.132	4,279
	2013	$22.132	$29.892	3,719
	2014	$29.892	$29.942	3,797
	2015	$29.942	$27.679	3,658
	2016	$27.679	$24.804	3,053
93

	FOR THE YEAR ENDING DECEMBER 31	ACCUMULATION UNIT VALUE AT BEGINNING OF PERIOD	ACCUMULATION UNIT VALUE AT END OF PERIOD	NUMBER OF UNITS OUTSTANDING AT END OF PERIOD
UIF U.S. Real Estate Portfolio, Class I
	2007	$25.383	$20.676	7,778
	2008	$20.676	$12.613	8,019
	2009	$12.613	$15.904	8,245
	2010	$15.904	$20.305	5,127
	2011	$20.305	$21.128	5,984
	2012	$21.128	$24.041	5,246
	2013	$24.041	$24.102	5,528
	2014	$24.102	$30.715	5,147
	2015	$30.715	$30.828	4,779
	2016	$30.828	$32.349	4,729
* The Accumulation Unit Values in this table reflect a mortality and expense risk charge of 1.68% and an administrative expense charge of 0.10%.

94

Morgan Stanley Variable Annuity 3 - SAI
ACCUMULATION UNIT VALUE AND NUMBER OF ACCUMULATION UNITS OUTSTANDING FOR
EACH VARIABLE SUB-ACCOUNT*
WITH THE ENHANCED EARNINGS DEATH BENEFIT PLUS OPTION (AGE 55 AND LESS) AND THE INCOME
BENEFIT COMBINATION OPTION 2
Mortality & Expense = 1.7

	FOR THE YEAR ENDING DECEMBER 31	ACCUMULATION UNIT VALUE AT BEGINNING OF PERIOD	ACCUMULATION UNIT VALUE AT END OF PERIOD	NUMBER OF UNITS OUTSTANDING AT END OF PERIOD
AB VPS Growth & Income Portfolio - Class B
	2007	$12.156	$12.519	2,660
	2008	$12.519	$7.291	1,891
	2009	$7.291	$8.619	1,891
	2010	$8.619	$9.548	1,891
	2011	$9.548	$9.948	1,891
	2012	$9.948	$11.455	1,891
	2013	$11.455	$15.142	1,891
	2014	$15.142	$16.254	0
	2015	$16.254	$16.192	0
	2016	$16.192	$17.664	0
AB VPS Growth Portfolio - Class B
	2007	$10.171	$11.254	290
	2008	$11.254	$6.345	290
	2009	$6.345	$8.280	0
	2010	$8.280	$9.335	0
	2011	$9.335	$9.258	0
	2012	$9.258	$10.327	0
	2013	$10.327	$13.564	0
	2014	$13.564	$15.049	0
	2015	$15.049	$16.084	0
	2016	$16.084	$15.932	0
AB VPS Large Cap Growth Portfolio - Class B
	2007	$8.974	$10.013	2,346
	2008	$10.013	$5.918	2,346
	2009	$5.918	$7.969	2,344
	2010	$7.969	$8.596	2,344
	2011	$8.596	$8.167	2,343
	2012	$8.167	$9.314	2,342
	2013	$9.314	$12.533	2,397
	2014	$12.533	$14.013	352
	2015	$14.013	$15.257	351
	2016	$15.257	$15.338	350
Fidelity VIP Government Money Market Portfolio - Service Class 2
	2016	$10.000	$9.881	0
FTVIP Franklin High Income VIP Fund - Class 2
	2007	$11.640	$11.742	0
	2008	$11.742	$8.836	0
	2009	$8.836	$12.385	0
	2010	$12.385	$13.776	0
	2011	$13.776	$14.148	0
	2012	$14.148	$16.058	0
	2013	$16.058	$17.006	0
	2014	$17.006	$16.698	0
	2015	$16.698	$14.904	0
	2016	$14.904	$17.120	0

95

	FOR THE YEAR ENDING DECEMBER 31	ACCUMULATION UNIT VALUE AT BEGINNING OF PERIOD	ACCUMULATION UNIT VALUE AT END OF PERIOD	NUMBER OF UNITS OUTSTANDING AT END OF PERIOD
FTVIP Franklin Income VIP Fund - Class 2
	2007	$13.007	$13.254	0
	2008	$13.254	$9.157	0
	2009	$9.157	$12.195	0
	2010	$12.195	$13.495	0
	2011	$13.495	$13.571	0
	2012	$13.571	$15.015	0
	2013	$15.015	$16.803	0
	2014	$16.803	$17.265	0
	2015	$17.265	$15.761	0
	2016	$15.761	$17.651	0
FTVIP Franklin Mutual Shares VIP Fund - Class 2
	2007	$13.806	$14.030	0
	2008	$14.030	$8.666	0
	2009	$8.666	$10.729	0
	2010	$10.729	$11.717	0
	2011	$11.717	$11.389	0
	2012	$11.389	$12.778	0
	2013	$12.778	$16.097	0
	2014	$16.097	$16.936	0
	2015	$16.936	$15.813	0
	2016	$15.813	$18.026	0
FTVIP Templeton Foreign VIP Fund - Class 2
	2007	$14.847	$16.835	1,694
	2008	$16.835	$9.858	1,694
	2009	$9.858	$13.268	1,694
	2010	$13.268	$14.127	1,694
	2011	$14.127	$12.400	1,694
	2012	$12.400	$14.399	1,694
	2013	$14.399	$17.391	1,694
	2014	$17.391	$15.179	0
	2015	$15.179	$13.940	0
	2016	$13.940	$14.675	0
Invesco V.I. American Franchise Fund - Series I
	2007	$8.191	$9.408	0
	2008	$9.408	$4.713	0
	2009	$4.713	$7.688	0
	2010	$7.688	$9.049	0
	2011	$9.049	$8.339	0
	2012	$8.339	$9.315	181
	2013	$9.315	$12.821	0
	2014	$12.821	$13.655	0
	2015	$13.655	$14.083	0
	2016	$14.083	$14.146	0
Invesco V.I. American Franchise Fund - Series II
	2007	$8.078	$9.254	4,888
	2008	$9.254	$4.625	4,082
	2009	$4.625	$7.524	3,940
	2010	$7.524	$8.835	3,937
	2011	$8.835	$8.123	2,273
	2012	$8.123	$9.047	2,276
	2013	$9.047	$12.422	2,111
	2014	$12.422	$13.197	0
	2015	$13.197	$13.577	0
	2016	$13.577	$13.605	0

96

	FOR THE YEAR ENDING DECEMBER 31	ACCUMULATION UNIT VALUE AT BEGINNING OF PERIOD	ACCUMULATION UNIT VALUE AT END OF PERIOD	NUMBER OF UNITS OUTSTANDING AT END OF PERIOD
Invesco V.I. American Value Fund - Series I
	2007	$14.240	$15.082	4,056
	2008	$15.082	$8.696	3,423
	2009	$8.696	$11.890	2,529
	2010	$11.890	$14.276	2,481
	2011	$14.276	$14.151	996
	2012	$14.151	$16.303	989
	2013	$16.303	$21.499	919
	2014	$21.499	$23.174	0
	2015	$23.174	$20.683	0
	2016	$20.683	$23.463	0
Invesco V.I. Capital Appreciation Fund - Series I
	2007	$10.191	$11.211	3,519
	2008	$11.211	$6.332	3,518
	2009	$6.332	$7.530	3,380
	2010	$7.530	$8.541	3,380
	2011	$8.541	$7.725	198
	2012	$7.725	$8.867	0
Invesco V.I. Comstock Fund - Series II
	2007	$13.864	$13.298	4,689
	2008	$13.298	$8.385	4,769
	2009	$8.385	$10.574	2,590
	2010	$10.574	$12.016	2,584
	2011	$12.016	$11.553	1,093
	2012	$11.553	$13.494	1,091
	2013	$13.494	$17.979	590
	2014	$17.979	$19.265	589
	2015	$19.265	$17.749	588
	2016	$17.749	$20.395	587
Invesco V.I. Core Equity Fund - Series I
	2007	$10.785	$11.451	4,331
	2008	$11.451	$7.857	4,031
	2009	$7.857	$9.900	3,344
	2010	$9.900	$10.653	3,344
	2011	$10.653	$10.457	1,647
	2012	$10.457	$11.695	1,647
	2013	$11.695	$14.846	1,647
	2014	$14.846	$15.769	0
	2015	$15.769	$14.594	0
	2016	$14.594	$15.806	0
Invesco V.I. Diversified Dividend Fund - Series II
	2007	$11.201	$11.429	6,134
	2008	$11.429	$7.133	3,375
	2009	$7.133	$8.682	3,018
	2010	$8.682	$9.398	3,014
	2011	$9.398	$9.224	3,011
	2012	$9.224	$10.724	3,008
	2013	$10.724	$13.773	2,784
	2014	$13.773	$15.223	901
	2015	$15.223	$15.223	900
	2016	$15.223	$17.126	898

97

	FOR THE YEAR ENDING DECEMBER 31	ACCUMULATION UNIT VALUE AT BEGINNING OF PERIOD	ACCUMULATION UNIT VALUE AT END OF PERIOD	NUMBER OF UNITS OUTSTANDING AT END OF PERIOD
Invesco V.I. Equity and Income Fund - Series II
	2011	$10.000	$12.517	462
	2012	$12.517	$13.816	461
	2013	$13.816	$16.947	0
	2014	$16.947	$18.104	0
	2015	$18.104	$17.321	0
	2016	$17.321	$19.537	0
Invesco V.I. Global Core Equity Fund - Series II
	2011	$10.000	$9.972	203
	2012	$9.972	$11.107	202
	2013	$11.107	$13.337	0
	2014	$13.337	$13.162	0
	2015	$13.162	$12.714	0
	2016	$12.714	$13.300	0
Invesco V.I. Global Dividend Growth Fund - Series II
	2007	$15.043	$15.772	1,922
	2008	$15.772	$9.126	1,921
	2009	$9.126	$10.407	1,646
	2010	$10.407	$11.437	1,645
	2011	$11.437	$12.323	0
Invesco V.I. High Yield Fund - Series II
	2013	$10.000	$14.468	984
	2014	$14.468	$14.435	0
	2015	$14.435	$13.700	0
	2016	$13.700	$14.913	0
Invesco V.I. High Yield Securities Fund - Series II
	2007	$10.128	$10.334	1,162
	2008	$10.334	$7.795	1,161
	2009	$7.795	$11.046	1,078
	2010	$11.046	$11.929	1,078
	2011	$11.929	$11.910	1,077
	2012	$11.910	$13.862	1,077
	2013	$13.862	$14.283	0
Invesco V.I. Income Builder Fund - Series II
	2007	$13.129	$13.263	465
	2008	$13.263	$9.581	464
	2009	$9.581	$11.754	463
	2010	$11.754	$12.945	462
	2011	$12.945	$13.762	0
Invesco V.I. Mid Cap Core Equity Fund - Series I
	2007	$12.478	$13.424	0
	2008	$13.424	$9.424	0
	2009	$9.424	$12.053	0
	2010	$12.053	$13.508	0
	2011	$13.508	$12.422	0
	2012	$12.422	$13.536	0
	2013	$13.536	$17.125	0
	2014	$17.125	$17.566	0
	2015	$17.566	$16.557	0
	2016	$16.557	$18.447	0

98

	FOR THE YEAR ENDING DECEMBER 31	ACCUMULATION UNIT VALUE AT BEGINNING OF PERIOD	ACCUMULATION UNIT VALUE AT END OF PERIOD	NUMBER OF UNITS OUTSTANDING AT END OF PERIOD
Invesco V.I. Mid Cap Growth Fund - Series II
	2007	$12.498	$14.435	0
	2008	$14.435	$7.537	0
	2009	$7.537	$11.576	0
	2010	$11.576	$14.470	0
	2011	$14.470	$12.882	0
	2012	$12.882	$14.123	0
	2013	$14.123	$18.948	0
	2014	$18.948	$20.042	0
	2015	$20.042	$19.889	0
	2016	$19.889	$19.647	0
Invesco V.I. S&P 500 Index Fund - Series II
	2007	$11.292	$11.644	5,461
	2008	$11.644	$7.174	3,124
	2009	$7.174	$8.883	3,123
	2010	$8.883	$9.997	3,123
	2011	$9.997	$9.970	3,122
	2012	$9.970	$11.310	3,122
	2013	$11.310	$14.614	3,121
	2014	$14.614	$16.213	3,121
	2015	$16.213	$16.047	3,120
	2016	$16.047	$17.527	3,120
Morgan Stanley VIS - Global Infrastructure Portfolio - Class Y
	2007	$11.289	$13.308	0
	2008	$13.308	$8.699	0
	2009	$8.699	$10.153	0
	2010	$10.153	$10.644	0
	2011	$10.644	$12.109	0
	2012	$12.109	$14.085	0
	2013	$14.085	$16.261	0
	2014	$16.261	$17.186	0
Morgan Stanley VIS Aggressive Equity Portfolio - Class Y
	2007	$12.094	$14.180	3,883
	2008	$14.180	$7.102	3,875
	2009	$7.102	$11.793	3,307
	2010	$11.793	$14.563	3,307
	2011	$14.563	$13.217	3,307
	2012	$13.217	$14.489	3,307
	2013	$14.489	$15.364	0
Morgan Stanley VIS European Equity Portfolio - Class Y
	2007	$13.950	$15.802	2,136
	2008	$15.802	$8.870	1,775
	2009	$8.870	$11.100	1,680
	2010	$11.100	$11.661	1,684
	2011	$11.661	$10.325	95
	2012	$10.325	$11.981	98
	2013	$11.981	$14.969	0
	2014	$14.969	$13.325	0
	2015	$13.325	$12.381	0
	2016	$12.381	$11.826	0

99

	FOR THE YEAR ENDING DECEMBER 31	ACCUMULATION UNIT VALUE AT BEGINNING OF PERIOD	ACCUMULATION UNIT VALUE AT END OF PERIOD	NUMBER OF UNITS OUTSTANDING AT END OF PERIOD
Morgan Stanley VIS Global Advantage Portfolio - Class Y
	2007	$11.985	$13.734	545
	2008	$13.734	$7.559	545
	2009	$7.559	$7.216	0
Morgan Stanley VIS Income Plus Portfolio - Class Y
	2007	$12.352	$12.826	3,826
	2008	$12.826	$11.449	3,529
	2009	$11.449	$13.752	2,944
	2010	$13.752	$14.724	2,951
	2011	$14.724	$15.144	77
	2012	$15.144	$16.929	76
	2013	$16.929	$16.762	154
	2014	$16.762	$17.681	152
	2015	$17.681	$16.979	151
	2016	$16.979	$17.792	149
Morgan Stanley VIS Limited Duration Portfolio - Class Y
	2007	$10.616	$10.717	13,683
	2008	$10.717	$8.924	13,501
	2009	$8.924	$9.252	10,704
	2010	$9.252	$9.289	10,787
	2011	$9.289	$9.347	6,142
	2012	$9.347	$9.460	6,142
	2013	$9.460	$9.300	5,961
	2014	$9.300	$9.210	1,763
	2015	$9.210	$9.018	1,763
	2016	$9.018	$9.282	1,763
Morgan Stanley VIS Money Market Portfolio - Class Y
	2007	$10.032	$10.312	710
	2008	$10.312	$10.350	3,113
	2009	$10.350	$10.167	1,102
	2010	$10.167	$9.987	704
	2011	$9.987	$9.810	318
	2012	$9.810	$9.636	314
	2013	$9.636	$9.465	0
	2014	$9.465	$9.297	0
	2015	$9.297	$9.132	0
	2016	$9.132	$9.078	0
Morgan Stanley VIS Multi Cap Growth Portfolio - Class Y
	2007	$11.006	$12.888	6,969
	2008	$12.888	$6.614	2,619
	2009	$6.614	$11.099	2,602
	2010	$11.099	$13.891	2,593
	2011	$13.891	$12.693	2,583
	2012	$12.693	$13.974	2,592
	2013	$13.974	$20.638	5,865
	2014	$20.638	$21.373	3,779
	2015	$21.373	$22.742	3,778
	2016	$22.742	$21.523	3,777

100

	FOR THE YEAR ENDING DECEMBER 31	ACCUMULATION UNIT VALUE AT BEGINNING OF PERIOD	ACCUMULATION UNIT VALUE AT END OF PERIOD	NUMBER OF UNITS OUTSTANDING AT END OF PERIOD
Morgan Stanley VIS Strategist Portfolio - Class Y
	2007	$13.449	$14.314	757
	2008	$14.314	$10.656	502
	2009	$10.656	$12.500	500
	2010	$12.500	$13.075	475
	2011	$13.075	$11.799	474
	2012	$11.799	$12.361	474
	2013	$12.361	$13.150	0
Putnam VT Growth and Income Fund - Class IB
	2007	$12.073	$11.140	4,266
	2008	$11.140	$6.707	4,377
	2009	$6.707	$8.551	4,395
	2010	$8.551	$9.607	4,366
	2011	$9.607	$8.998	3,196
	2012	$8.998	$10.528	3,184
	2013	$10.528	$14.029	3,002
	2014	$14.029	$15.258	3,002
	2015	$15.258	$13.858	3,002
	2016	$13.858	$15.655	3,001
Putnam VT Growth Opportunities Fund - Class IB
	2016	$10.000	$10.052	529
Putnam VT International Equity Fund - Class IB
	2007	$14.767	$15.715	4,871
	2008	$15.715	$8.651	4,125
	2009	$8.651	$10.589	3,554
	2010	$10.589	$11.443	3,616
	2011	$11.443	$9.336	2,631
	2012	$9.336	$11.179	2,630
	2013	$11.179	$14.061	2,075
	2014	$14.061	$12.874	2,075
	2015	$12.874	$12.662	2,074
	2016	$12.662	$12.132	2,074
Putnam VT Small Cap Value Fund - Class IB
	2007	$16.078	$13.781	347
	2008	$13.781	$8.207	326
	2009	$8.207	$10.603	329
	2010	$10.603	$13.120	285
	2011	$13.120	$12.277	0
	2012	$12.277	$14.166	0
	2013	$14.166	$19.424	0
	2014	$19.424	$19.733	0
	2015	$19.733	$18.559	0
	2016	$18.559	$23.241	0
Putnam VT Voyager Fund - Class IB
	2007	$8.940	$9.265	2,350
	2008	$9.265	$5.730	2,000
	2009	$5.730	$9.223	1,999
	2010	$9.223	$10.943	1,998
	2011	$10.943	$8.830	1,184
	2012	$8.830	$9.905	1,183
	2013	$9.905	$13.983	1,183
	2014	$13.983	$15.068	381
	2015	$15.068	$13.895	380
	2016	$13.895	$13.928	0

101

	FOR THE YEAR ENDING DECEMBER 31	ACCUMULATION UNIT VALUE AT BEGINNING OF PERIOD	ACCUMULATION UNIT VALUE AT END OF PERIOD	NUMBER OF UNITS OUTSTANDING AT END OF PERIOD
UIF Emerging Markets Equity Portfolio, Class I
	2007	$27.481	$37.906	709
	2008	$37.906	$16.148	709
	2009	$16.148	$26.937	709
	2010	$26.937	$31.491	709
	2011	$31.491	$25.295	0
	2012	$25.295	$29.799	0
	2013	$29.799	$28.968	0
	2014	$28.968	$27.173	0
	2015	$27.173	$23.835	0
	2016	$23.835	$24.989	0
UIF Global Infrastructure - Class II
	2014	$10.000	$18.411	0
	2015	$18.411	$15.572	0
	2016	$15.572	$17.584	0
UIF Global Strategist Portfolio, Class I
	2007	$14.366	$16.167	0
	2008	$16.167	$8.792	0
	2009	$8.792	$11.445	0
	2010	$11.445	$11.880	0
	2011	$11.880	$11.239	0
	2012	$11.239	$12.566	0
	2013	$12.566	$14.310	0
	2014	$14.310	$14.358	0
	2015	$14.358	$13.200	0
	2016	$13.200	$13.688	0
UIF Global Strategist Portfolio, Class II
	2013	$10.000	$14.315	0
	2014	$14.315	$14.341	0
	2015	$14.341	$13.165	0
	2016	$13.165	$13.641	0
UIF Growth Portfolio, Class I
	2007	$10.292	$12.321	0
	2008	$12.321	$6.149	0
	2009	$6.149	$9.998	0
	2010	$9.998	$12.065	0
	2011	$12.065	$11.519	0
	2012	$11.519	$12.939	0
	2013	$12.939	$18.818	0
	2014	$18.818	$19.658	0
	2015	$19.658	$21.670	0
	2016	$21.670	$20.937	0
UIF Mid Cap Growth Portfolio, Class I
	2007	$15.053	$18.134	413
	2008	$18.134	$9.481	275
	2009	$9.481	$14.681	229
	2010	$14.681	$19.079	191
	2011	$19.079	$17.405	0
	2012	$17.405	$18.579	0
	2013	$18.579	$25.088	0
	2014	$25.088	$25.126	0
	2015	$25.126	$23.222	0
	2016	$23.222	$20.806	0

102

	FOR THE YEAR ENDING DECEMBER 31	ACCUMULATION UNIT VALUE AT BEGINNING OF PERIOD	ACCUMULATION UNIT VALUE AT END OF PERIOD	NUMBER OF UNITS OUTSTANDING AT END OF PERIOD
UIF U.S. Real Estate Portfolio, Class I
	2007	$28.162	$22.935	1,381
	2008	$22.935	$13.989	798
	2009	$13.989	$17.635	740
	2010	$17.635	$22.510	740
	2011	$22.510	$23.418	78
	2012	$23.418	$26.642	77
	2013	$26.642	$26.704	77
	2014	$26.704	$34.023	77
	2015	$34.023	$34.142	76
	2016	$34.142	$35.819	76
* The Accumulation Unit Values in this table reflect a mortality and expense risk charge of 1.70% and an administrative expense charge of 0.10%.

103

Morgan Stanley Variable Annuity 3 - SAI
ACCUMULATION UNIT VALUE AND NUMBER OF ACCUMULATION UNITS OUTSTANDING FOR
EACH VARIABLE SUB-ACCOUNT*
WITH THE ENHANCED EARNINGS DEATH BENEFIT PLUS OPTION (AGE 66-75) AND THE PERFORMANCE
DEATH BENEFIT OPTION
Mortality & Expense = 1.73

	FOR THE YEAR ENDING DECEMBER 31	ACCUMULATION UNIT VALUE AT BEGINNING OF PERIOD	ACCUMULATION UNIT VALUE AT END OF PERIOD	NUMBER OF UNITS OUTSTANDING AT END OF PERIOD
AB VPS Growth & Income Portfolio - Class B
	2007	$12.136	$12.494	38,506
	2008	$12.494	$7.275	30,384
	2009	$7.275	$8.597	29,534
	2010	$8.597	$9.521	27,054
	2011	$9.521	$9.916	26,977
	2012	$9.916	$11.415	26,032
	2013	$11.415	$15.085	25,692
	2014	$15.085	$16.188	17,612
	2015	$16.188	$16.121	7,027
	2016	$16.121	$17.582	6,934
AB VPS Growth Portfolio - Class B
	2007	$10.155	$11.232	1,097
	2008	$11.232	$6.330	763
	2009	$6.330	$8.258	762
	2010	$8.258	$9.308	761
	2011	$9.308	$9.229	336
	2012	$9.229	$10.291	92
	2013	$10.291	$13.513	0
	2014	$13.513	$14.988	0
	2015	$14.988	$16.014	0
	2016	$16.014	$15.858	0
AB VPS Large Cap Growth Portfolio - Class B
	2007	$8.959	$9.993	6,059
	2008	$9.993	$5.904	5,609
	2009	$5.904	$7.949	5,474
	2010	$7.949	$8.572	5,372
	2011	$8.572	$8.141	5,275
	2012	$8.141	$9.282	4,318
	2013	$9.282	$12.486	3,911
	2014	$12.486	$13.956	3,839
	2015	$13.956	$15.190	3,839
	2016	$15.190	$15.267	3,839
Fidelity VIP Government Money Market Portfolio - Service Class 2
	2016	$10.000	$9.879	0
FTVIP Franklin High Income VIP Fund - Class 2
	2007	$11.631	$11.729	1,974
	2008	$11.729	$8.824	1,974
	2009	$8.824	$12.363	1,974
	2010	$12.363	$13.749	1,974
	2011	$13.749	$14.116	1,974
	2012	$14.116	$16.016	1,974
	2013	$16.016	$16.956	1,974
	2014	$16.956	$16.645	1,974
	2015	$16.645	$14.852	0
	2016	$14.852	$17.055	0

104

	FOR THE YEAR ENDING DECEMBER 31	ACCUMULATION UNIT VALUE AT BEGINNING OF PERIOD	ACCUMULATION UNIT VALUE AT END OF PERIOD	NUMBER OF UNITS OUTSTANDING AT END OF PERIOD
FTVIP Franklin Income VIP Fund - Class 2
	2007	$12.997	$13.239	3,629
	2008	$13.239	$9.144	1,881
	2009	$9.144	$12.174	1,881
	2010	$12.174	$13.468	1,881
	2011	$13.468	$13.540	1,881
	2012	$13.540	$14.976	1,881
	2013	$14.976	$16.754	1,881
	2014	$16.754	$17.210	1,881
	2015	$17.210	$15.706	0
	2016	$15.706	$17.584	0
FTVIP Franklin Mutual Shares VIP Fund - Class 2
	2007	$13.795	$14.015	2,467
	2008	$14.015	$8.654	856
	2009	$8.654	$10.711	860
	2010	$10.711	$11.694	922
	2011	$11.694	$11.362	877
	2012	$11.362	$12.745	727
	2013	$12.745	$16.050	0
	2014	$16.050	$16.882	0
	2015	$16.882	$15.757	0
	2016	$15.757	$17.957	0
FTVIP Templeton Foreign VIP Fund - Class 2
	2007	$14.834	$16.815	5,261
	2008	$16.815	$9.843	3,840
	2009	$9.843	$13.245	5,129
	2010	$13.245	$14.098	5,128
	2011	$14.098	$12.371	5,126
	2012	$12.371	$14.360	4,733
	2013	$14.360	$17.339	4,586
	2014	$17.339	$15.129	4,586
	2015	$15.129	$13.890	1,285
	2016	$13.890	$14.618	1,285
Invesco V.I. American Franchise Fund - Series I
	2007	$8.177	$9.390	0
	2008	$9.390	$4.703	0
	2009	$4.703	$7.668	0
	2010	$7.668	$9.024	0
	2011	$9.024	$8.313	0
	2012	$8.313	$9.283	1,805
	2013	$9.283	$12.773	1,805
	2014	$12.773	$13.599	1,805
	2015	$13.599	$14.021	1,805
	2016	$14.021	$14.080	1,805
Invesco V.I. American Franchise Fund - Series II
	2007	$8.065	$9.235	5,354
	2008	$9.235	$4.614	4,469
	2009	$4.614	$7.504	4,427
	2010	$7.504	$8.810	4,088
	2011	$8.810	$8.098	4,006
	2012	$8.098	$9.016	1,974
	2013	$9.016	$12.375	1,917
	2014	$12.375	$13.143	1,855
	2015	$13.143	$13.518	1,782
	2016	$13.518	$13.541	1,679

105

	FOR THE YEAR ENDING DECEMBER 31	ACCUMULATION UNIT VALUE AT BEGINNING OF PERIOD	ACCUMULATION UNIT VALUE AT END OF PERIOD	NUMBER OF UNITS OUTSTANDING AT END OF PERIOD
Invesco V.I. American Value Fund - Series I
	2007	$14.216	$15.052	6,428
	2008	$15.052	$8.677	5,795
	2009	$8.677	$11.860	5,564
	2010	$11.860	$14.235	4,009
	2011	$14.235	$14.106	3,869
	2012	$14.106	$16.246	3,614
	2013	$16.246	$21.418	3,506
	2014	$21.418	$23.080	3,401
	2015	$23.080	$20.593	3,338
	2016	$20.593	$23.354	3,249
Invesco V.I. Capital Appreciation Fund - Series I
	2007	$10.174	$11.189	9,132
	2008	$11.189	$6.317	1,993
	2009	$6.317	$7.510	1,968
	2010	$7.510	$8.516	1,968
	2011	$8.516	$7.701	1,968
	2012	$7.701	$8.838	0
Invesco V.I. Comstock Fund - Series II
	2007	$13.844	$13.276	17,317
	2008	$13.276	$8.368	16,968
	2009	$8.368	$10.550	16,520
	2010	$10.550	$11.985	14,874
	2011	$11.985	$11.520	14,433
	2012	$11.520	$13.451	12,862
	2013	$13.451	$17.916	10,553
	2014	$17.916	$19.192	10,507
	2015	$19.192	$17.677	5,521
	2016	$17.677	$20.305	5,444
Invesco V.I. Core Equity Fund - Series I
	2007	$10.783	$11.446	1,864
	2008	$11.446	$7.850	1,587
	2009	$7.850	$9.889	1,529
	2010	$9.889	$10.638	1,529
	2011	$10.638	$10.439	1,529
	2012	$10.439	$11.672	0
	2013	$11.672	$14.812	0
	2014	$14.812	$15.728	0
	2015	$15.728	$14.552	0
	2016	$14.552	$15.755	0
Invesco V.I. Diversified Dividend Fund - Series II
	2007	$11.183	$11.407	5,474
	2008	$11.407	$7.117	5,303
	2009	$7.117	$8.660	4,901
	2010	$8.660	$9.371	4,448
	2011	$9.371	$9.195	4,310
	2012	$9.195	$10.687	4,094
	2013	$10.687	$13.721	3,937
	2014	$13.721	$15.161	3,805
	2015	$15.161	$15.156	3,721
	2016	$15.156	$17.046	3,633

106

	FOR THE YEAR ENDING DECEMBER 31	ACCUMULATION UNIT VALUE AT BEGINNING OF PERIOD	ACCUMULATION UNIT VALUE AT END OF PERIOD	NUMBER OF UNITS OUTSTANDING AT END OF PERIOD
Invesco V.I. Equity and Income Fund - Series II
	2011	$10.000	$12.478	985
	2012	$12.478	$13.768	985
	2013	$13.768	$16.883	985
	2014	$16.883	$18.030	985
	2015	$18.030	$17.246	985
	2016	$17.246	$19.446	985
Invesco V.I. Global Core Equity Fund - Series II
	2011	$10.000	$9.940	6,122
	2012	$9.940	$11.069	5,985
	2013	$11.069	$13.286	4,870
	2014	$13.286	$13.109	4,870
	2015	$13.109	$12.659	2,086
	2016	$12.659	$13.238	2,086
Invesco V.I. Global Dividend Growth Fund - Series II
	2007	$15.018	$15.742	7,793
	2008	$15.742	$9.105	7,669
	2009	$9.105	$10.381	7,523
	2010	$10.381	$11.404	6,122
	2011	$11.404	$12.287	0
Invesco V.I. High Yield Fund - Series II
	2013	$10.000	$14.413	2,024
	2014	$14.413	$14.376	2,024
	2015	$14.376	$13.640	2,024
	2016	$13.640	$14.844	2,024
Invesco V.I. High Yield Securities Fund - Series II
	2007	$10.111	$10.314	2,731
	2008	$10.314	$7.778	2,703
	2009	$7.778	$11.018	2,376
	2010	$11.018	$11.895	2,024
	2011	$11.895	$11.873	2,024
	2012	$11.873	$13.814	2,024
	2013	$13.814	$14.233	0
Invesco V.I. Income Builder Fund - Series II
	2007	$13.107	$13.237	1,886
	2008	$13.237	$9.560	1,885
	2009	$9.560	$11.723	1,883
	2010	$11.723	$12.908	1,881
	2011	$12.908	$13.721	0
Invesco V.I. Mid Cap Core Equity Fund - Series I
	2007	$12.468	$13.409	3,834
	2008	$13.409	$9.411	3,834
	2009	$9.411	$12.032	3,834
	2010	$12.032	$13.481	3,834
	2011	$13.481	$12.393	3,834
	2012	$12.393	$13.501	3,834
	2013	$13.501	$17.076	3,834
	2014	$17.076	$17.509	3,834
	2015	$17.509	$16.499	0
	2016	$16.499	$18.377	0

107

	FOR THE YEAR ENDING DECEMBER 31	ACCUMULATION UNIT VALUE AT BEGINNING OF PERIOD	ACCUMULATION UNIT VALUE AT END OF PERIOD	NUMBER OF UNITS OUTSTANDING AT END OF PERIOD
Invesco V.I. Mid Cap Growth Fund - Series II
	2007	$12.490	$14.421	821
	2008	$14.421	$7.527	821
	2009	$7.527	$11.557	821
	2010	$11.557	$14.443	820
	2011	$14.443	$12.854	579
	2012	$12.854	$14.088	158
	2013	$14.088	$18.896	0
	2014	$18.896	$19.980	0
	2015	$19.980	$19.822	0
	2016	$19.822	$19.575	132
Invesco V.I. S&P 500 Index Fund - Series II
	2007	$11.273	$11.622	5,545
	2008	$11.622	$7.158	4,505
	2009	$7.158	$8.860	4,505
	2010	$8.860	$9.968	4,505
	2011	$9.968	$9.938	4,505
	2012	$9.938	$11.271	1,661
	2013	$11.271	$14.559	0
	2014	$14.559	$16.147	0
	2015	$16.147	$15.978	0
	2016	$15.978	$17.446	0
Morgan Stanley VIS - Global Infrastructure Portfolio - Class Y
	2007	$11.270	$13.282	5,707
	2008	$13.282	$8.679	5,700
	2009	$8.679	$10.127	5,761
	2010	$10.127	$10.614	5,831
	2011	$10.614	$12.070	5,670
	2012	$12.070	$14.036	5,578
	2013	$14.036	$16.200	5,673
	2014	$16.200	$17.120	0
Morgan Stanley VIS Aggressive Equity Portfolio - Class Y
	2007	$12.074	$14.152	933
	2008	$14.152	$7.086	870
	2009	$7.086	$11.763	807
	2010	$11.763	$14.521	366
	2011	$14.521	$13.176	366
	2012	$13.176	$14.439	100
	2013	$14.439	$15.309	0
Morgan Stanley VIS European Equity Portfolio - Class Y
	2007	$13.927	$15.771	2,696
	2008	$15.771	$8.850	2,412
	2009	$8.850	$11.071	2,257
	2010	$11.071	$11.627	2,122
	2011	$11.627	$10.292	1,994
	2012	$10.292	$11.940	202
	2013	$11.940	$14.913	95
	2014	$14.913	$13.271	0
	2015	$13.271	$12.327	0
	2016	$12.327	$11.771	0
Morgan Stanley VIS Global Advantage Portfolio - Class Y
	2007	$11.965	$13.707	1,642
	2008	$13.707	$7.542	1,642
	2009	$7.542	$7.199	0

108

	FOR THE YEAR ENDING DECEMBER 31	ACCUMULATION UNIT VALUE AT BEGINNING OF PERIOD	ACCUMULATION UNIT VALUE AT END OF PERIOD	NUMBER OF UNITS OUTSTANDING AT END OF PERIOD
Morgan Stanley VIS Income Plus Portfolio - Class Y
	2007	$12.332	$12.801	5,704
	2008	$12.801	$11.424	5,585
	2009	$11.424	$13.717	4,177
	2010	$13.717	$14.682	4,170
	2011	$14.682	$15.096	4,163
	2012	$15.096	$16.871	2,717
	2013	$16.871	$16.699	2,711
	2014	$16.699	$17.609	2,705
	2015	$17.609	$16.905	955
	2016	$16.905	$17.710	948
Morgan Stanley VIS Limited Duration Portfolio - Class Y
	2007	$10.598	$10.696	7,738
	2008	$10.696	$8.904	7,525
	2009	$8.904	$9.228	7,079
	2010	$9.228	$9.262	7,105
	2011	$9.262	$9.318	7,044
	2012	$9.318	$9.427	6,980
	2013	$9.427	$9.265	6,233
	2014	$9.265	$9.173	6,220
	2015	$9.173	$8.978	2,254
	2016	$8.978	$9.239	2,185
Morgan Stanley VIS Money Market Portfolio - Class Y
	2007	$10.015	$10.292	16,741
	2008	$10.292	$10.327	1,405
	2009	$10.327	$10.141	135
	2010	$10.141	$9.958	104
	2011	$9.958	$9.779	75
	2012	$9.779	$9.602	47
	2013	$9.602	$9.429	23
	2014	$9.429	$9.259	1
	2015	$9.259	$9.092	0
	2016	$9.092	$9.038	0
Morgan Stanley VIS Multi Cap Growth Portfolio - Class Y
	2007	$10.988	$12.863	7,084
	2008	$12.863	$6.599	6,900
	2009	$6.599	$11.070	6,411
	2010	$11.070	$13.851	4,679
	2011	$13.851	$12.653	4,702
	2012	$12.653	$13.926	4,778
	2013	$13.926	$20.561	4,628
	2014	$20.561	$21.287	4,647
	2015	$21.287	$22.643	4,525
	2016	$22.643	$21.423	4,623
Morgan Stanley VIS Strategist Portfolio - Class Y
	2007	$13.427	$14.286	22,133
	2008	$14.286	$10.632	21,924
	2009	$10.632	$12.469	21,478
	2010	$12.469	$13.038	21,000
	2011	$13.038	$11.761	21,107
	2012	$11.761	$12.319	19,325
	2013	$12.319	$13.103	0

109

	FOR THE YEAR ENDING DECEMBER 31	ACCUMULATION UNIT VALUE AT BEGINNING OF PERIOD	ACCUMULATION UNIT VALUE AT END OF PERIOD	NUMBER OF UNITS OUTSTANDING AT END OF PERIOD
Putnam VT Growth and Income Fund - Class IB
	2007	$12.053	$11.118	1,618
	2008	$11.118	$6.692	697
	2009	$6.692	$8.530	697
	2010	$8.530	$9.579	697
	2011	$9.579	$8.969	697
	2012	$8.969	$10.491	191
	2013	$10.491	$13.977	0
	2014	$13.977	$15.196	0
	2015	$15.196	$13.797	0
	2016	$13.797	$15.582	0
Putnam VT Growth Opportunities Fund - Class IB
	2016	$10.000	$10.052	0
Putnam VT International Equity Fund - Class IB
	2007	$14.742	$15.684	8,943
	2008	$15.684	$8.631	8,945
	2009	$8.631	$10.562	8,549
	2010	$10.562	$11.411	8,617
	2011	$11.411	$9.307	8,497
	2012	$9.307	$11.140	8,306
	2013	$11.140	$14.009	7,338
	2014	$14.009	$12.822	7,345
	2015	$12.822	$12.607	7,331
	2016	$12.607	$12.076	7,379
Putnam VT Small Cap Value Fund - Class IB
	2007	$16.055	$13.758	5,078
	2008	$13.758	$8.191	4,668
	2009	$8.191	$10.578	4,323
	2010	$10.578	$13.085	4,288
	2011	$13.085	$12.241	4,046
	2012	$12.241	$14.121	3,839
	2013	$14.121	$19.356	3,745
	2014	$19.356	$19.658	3,721
	2015	$19.658	$18.483	1,770
	2016	$18.483	$23.139	1,770
Putnam VT Voyager Fund - Class IB
	2007	$8.926	$9.247	2,011
	2008	$9.247	$5.717	1,991
	2009	$5.717	$9.200	1,981
	2010	$9.200	$10.912	1,970
	2011	$10.912	$8.802	1,959
	2012	$8.802	$9.871	230
	2013	$9.871	$13.930	220
	2014	$13.930	$15.007	209
	2015	$15.007	$13.834	197
	2016	$13.834	$13.863	0

110

	FOR THE YEAR ENDING DECEMBER 31	ACCUMULATION UNIT VALUE AT BEGINNING OF PERIOD	ACCUMULATION UNIT VALUE AT END OF PERIOD	NUMBER OF UNITS OUTSTANDING AT END OF PERIOD
UIF Emerging Markets Equity Portfolio, Class I
	2007	$27.436	$37.832	1,670
	2008	$37.832	$16.111	1,736
	2009	$16.111	$26.868	1,665
	2010	$26.868	$31.401	1,646
	2011	$31.401	$25.215	1,682
	2012	$25.215	$29.696	1,637
	2013	$29.696	$28.859	1,312
	2014	$28.859	$27.063	1,312
	2015	$27.063	$23.731	0
	2016	$23.731	$24.872	0
UIF Global Infrastructure - Class II
	2014	$10.000	$18.337	5,588
	2015	$18.337	$15.504	3,424
	2016	$15.504	$17.502	3,336
UIF Global Strategist Portfolio, Class I
	2007	$14.342	$16.135	0
	2008	$16.135	$8.773	0
	2009	$8.773	$11.415	0
	2010	$11.415	$11.846	0
	2011	$11.846	$11.203	0
	2012	$11.203	$12.523	0
	2013	$12.523	$14.256	0
	2014	$14.256	$14.299	0
	2015	$14.299	$13.142	0
	2016	$13.142	$13.624	0
UIF Global Strategist Portfolio, Class II
	2013	$10.000	$14.262	18,352
	2014	$14.262	$14.282	18,461
	2015	$14.282	$13.108	18,536
	2016	$13.108	$13.578	10,105
UIF Growth Portfolio, Class I
	2007	$10.275	$12.297	1,032
	2008	$12.297	$6.135	736
	2009	$6.135	$9.973	736
	2010	$9.973	$12.031	736
	2011	$12.031	$11.482	736
	2012	$11.482	$12.895	201
	2013	$12.895	$18.747	0
	2014	$18.747	$19.578	0
	2015	$19.578	$21.576	0
	2016	$21.576	$20.839	0
UIF Mid Cap Growth Portfolio, Class I
	2007	$15.032	$18.103	2,693
	2008	$18.103	$9.462	2,231
	2009	$9.462	$14.647	2,231
	2010	$14.647	$19.029	2,231
	2011	$19.029	$17.354	2,231
	2012	$17.354	$18.520	1,362
	2013	$18.520	$25.001	1,036
	2014	$25.001	$25.030	1,036
	2015	$25.030	$23.127	1,036
	2016	$23.127	$20.715	1,036

111

	FOR THE YEAR ENDING DECEMBER 31	ACCUMULATION UNIT VALUE AT BEGINNING OF PERIOD	ACCUMULATION UNIT VALUE AT END OF PERIOD	NUMBER OF UNITS OUTSTANDING AT END OF PERIOD
UIF U.S. Real Estate Portfolio, Class I
	2007	$28.115	$22.890	2,002
	2008	$22.890	$13.957	1,909
	2009	$13.957	$17.590	1,552
	2010	$17.590	$22.446	1,449
	2011	$22.446	$23.344	1,407
	2012	$23.344	$26.550	1,292
	2013	$26.550	$26.604	923
	2014	$26.604	$33.885	909
	2015	$33.885	$33.993	0
	2016	$33.993	$35.653	0
* The Accumulation Unit Values in this table reflect a mortality and expense risk charge of 1.73% and an administrative expense charge of 0.10%.

112

Morgan Stanley Variable Annuity 3 - SAI
ACCUMULATION UNIT VALUE AND NUMBER OF ACCUMULATION UNITS OUTSTANDING FOR
EACH VARIABLE SUB-ACCOUNT*
WITH THE ENHANCED EARNINGS DEATH BENEFIT PLUS OPTION (AGE 56-65) AND THE DEATH BENEFIT
COMBINATION OPTION
Mortality & Expense = 1.74

	FOR THE YEAR ENDING DECEMBER 31	ACCUMULATION UNIT VALUE AT BEGINNING OF PERIOD	ACCUMULATION UNIT VALUE AT END OF PERIOD	NUMBER OF UNITS OUTSTANDING AT END OF PERIOD
AB VPS Growth & Income Portfolio - Class B
	2007	$12.129	$12.486	47,878
	2008	$12.486	$7.270	49,783
	2009	$7.270	$8.589	29,198
	2010	$8.589	$9.512	26,242
	2011	$9.512	$9.906	22,417
	2012	$9.906	$11.402	19,015
	2013	$11.402	$15.066	14,088
	2014	$15.066	$16.166	13,694
	2015	$16.166	$16.098	13,205
	2016	$16.098	$17.555	12,052
AB VPS Growth Portfolio - Class B
	2007	$10.149	$11.225	1,181
	2008	$11.225	$6.326	1,080
	2009	$6.326	$8.251	952
	2010	$8.251	$9.300	951
	2011	$9.300	$9.219	950
	2012	$9.219	$10.279	0
	2013	$10.279	$13.496	0
	2014	$13.496	$14.967	315
	2015	$14.967	$15.990	0
	2016	$15.990	$15.833	0
AB VPS Large Cap Growth Portfolio - Class B
	2007	$8.954	$9.987	21,006
	2008	$9.987	$5.900	17,794
	2009	$5.900	$7.942	3,521
	2010	$7.942	$8.564	3,521
	2011	$8.564	$8.133	3,521
	2012	$8.133	$9.271	906
	2013	$9.271	$12.470	906
	2014	$12.470	$13.937	1,096
	2015	$13.937	$15.168	906
	2016	$15.168	$15.243	8,803
Fidelity VIP Government Money Market Portfolio - Service Class 2
	2016	$10.000	$9.879	8,127
FTVIP Franklin High Income VIP Fund - Class 2
	2007	$11.629	$11.726	2,832
	2008	$11.726	$8.821	2,668
	2009	$8.821	$12.358	0
	2010	$12.358	$13.741	0
	2011	$13.741	$14.106	0
	2012	$14.106	$16.003	0
	2013	$16.003	$16.941	0
	2014	$16.941	$16.629	0
	2015	$16.629	$14.836	0
	2016	$14.836	$17.035	0

113

	FOR THE YEAR ENDING DECEMBER 31	ACCUMULATION UNIT VALUE AT BEGINNING OF PERIOD	ACCUMULATION UNIT VALUE AT END OF PERIOD	NUMBER OF UNITS OUTSTANDING AT END OF PERIOD
FTVIP Franklin Income VIP Fund - Class 2
	2007	$12.994	$13.235	17,228
	2008	$13.235	$9.140	7,181
	2009	$9.140	$12.167	4,976
	2010	$12.167	$13.459	4,976
	2011	$13.459	$13.530	4,976
	2012	$13.530	$14.963	4,976
	2013	$14.963	$16.738	4,976
	2014	$16.738	$17.192	4,976
	2015	$17.192	$15.687	4,976
	2016	$15.687	$17.562	4,976
FTVIP Franklin Mutual Shares VIP Fund - Class 2
	2007	$13.792	$14.011	13,110
	2008	$14.011	$8.651	7,660
	2009	$8.651	$10.705	1,205
	2010	$10.705	$11.687	0
	2011	$11.687	$11.354	0
	2012	$11.354	$12.735	457
	2013	$12.735	$16.036	456
	2014	$16.036	$16.865	0
	2015	$16.865	$15.740	0
	2016	$15.740	$17.936	0
FTVIP Templeton Foreign VIP Fund - Class 2
	2007	$14.831	$16.809	13,984
	2008	$16.809	$9.839	9,961
	2009	$9.839	$13.238	2,943
	2010	$13.238	$14.089	2,255
	2011	$14.089	$12.362	1,747
	2012	$12.362	$14.348	2,025
	2013	$14.348	$17.323	2,956
	2014	$17.323	$15.114	2,372
	2015	$15.114	$13.875	2,097
	2016	$13.875	$14.600	1,225
Invesco V.I. American Franchise Fund - Series I
	2007	$8.172	$9.383	1,698
	2008	$9.383	$4.699	1,150
	2009	$4.699	$7.662	1,150
	2010	$7.662	$9.015	1,149
	2011	$9.015	$8.304	229
	2012	$8.304	$9.272	1,139
	2013	$9.272	$12.757	228
	2014	$12.757	$13.581	228
	2015	$13.581	$14.001	228
	2016	$14.001	$14.058	228
Invesco V.I. American Franchise Fund - Series II
	2007	$8.060	$9.229	17,641
	2008	$9.229	$4.611	16,096
	2009	$4.611	$7.498	15,249
	2010	$7.498	$8.802	12,288
	2011	$8.802	$8.089	12,695
	2012	$8.089	$9.005	9,946
	2013	$9.005	$12.360	4,994
	2014	$12.360	$13.126	4,721
	2015	$13.126	$13.498	4,585
	2016	$13.498	$13.520	4,469
114

	FOR THE YEAR ENDING DECEMBER 31	ACCUMULATION UNIT VALUE AT BEGINNING OF PERIOD	ACCUMULATION UNIT VALUE AT END OF PERIOD	NUMBER OF UNITS OUTSTANDING AT END OF PERIOD
Invesco V.I. American Value Fund - Series I
	2007	$14.209	$15.042	34,762
	2008	$15.042	$8.670	28,860
	2009	$8.670	$11.850	17,687
	2010	$11.850	$14.221	17,281
	2011	$14.221	$14.091	13,718
	2012	$14.091	$16.228	9,229
	2013	$16.228	$21.391	9,819
	2014	$21.391	$23.049	9,562
	2015	$23.049	$20.563	9,201
	2016	$20.563	$23.318	8,364
Invesco V.I. Capital Appreciation Fund - Series I
	2007	$10.169	$11.181	4,266
	2008	$11.181	$6.313	3,240
	2009	$6.313	$7.504	2,218
	2010	$7.504	$8.508	2,221
	2011	$8.508	$7.693	2,105
	2012	$7.693	$8.829	0
Invesco V.I. Comstock Fund - Series II
	2007	$13.838	$13.268	32,689
	2008	$13.268	$8.362	30,661
	2009	$8.362	$10.542	22,053
	2010	$10.542	$11.974	21,851
	2011	$11.974	$11.509	18,912
	2012	$11.509	$13.437	18,819
	2013	$13.437	$17.895	14,006
	2014	$17.895	$19.168	12,197
	2015	$19.168	$17.652	12,061
	2016	$17.652	$20.276	11,916
Invesco V.I. Core Equity Fund - Series I
	2007	$10.782	$11.444	3,885
	2008	$11.444	$7.848	1,740
	2009	$7.848	$9.886	1,638
	2010	$9.886	$10.633	1,637
	2011	$10.633	$10.433	1,637
	2012	$10.433	$11.664	0
	2013	$11.664	$14.801	0
	2014	$14.801	$15.715	0
	2015	$15.715	$14.538	0
	2016	$14.538	$15.739	0
Invesco V.I. Diversified Dividend Fund - Series II
	2007	$11.176	$11.399	17,433
	2008	$11.399	$7.111	12,836
	2009	$7.111	$8.653	12,148
	2010	$8.653	$9.362	12,145
	2011	$9.362	$9.186	5,898
	2012	$9.186	$10.674	4,232
	2013	$10.674	$13.704	4,230
	2014	$13.704	$15.141	3,678
	2015	$15.141	$15.134	3,677
	2016	$15.134	$17.019	11,223

115

	FOR THE YEAR ENDING DECEMBER 31	ACCUMULATION UNIT VALUE AT BEGINNING OF PERIOD	ACCUMULATION UNIT VALUE AT END OF PERIOD	NUMBER OF UNITS OUTSTANDING AT END OF PERIOD
Invesco V.I. Equity and Income Fund - Series II
	2011	$10.000	$12.465	3,782
	2012	$12.465	$13.753	3,479
	2013	$13.753	$16.862	4,316
	2014	$16.862	$18.006	2,554
	2015	$18.006	$17.221	2,276
	2016	$17.221	$19.416	1,438
Invesco V.I. Global Core Equity Fund - Series II
	2011	$10.000	$9.930	6,147
	2012	$9.930	$11.056	6,147
	2013	$11.056	$13.270	5,585
	2014	$13.270	$13.091	4,969
	2015	$13.091	$12.640	4,969
	2016	$12.640	$13.218	4,969
Invesco V.I. Global Dividend Growth Fund - Series II
	2007	$15.009	$15.731	15,829
	2008	$15.731	$9.099	19,142
	2009	$9.099	$10.372	9,411
	2010	$10.372	$11.393	9,421
	2011	$11.393	$12.275	0
Invesco V.I. High Yield Fund - Series II
	2013	$10.000	$14.395	57
	2014	$14.395	$14.357	57
	2015	$14.357	$13.620	56
	2016	$13.620	$14.821	56
Invesco V.I. High Yield Securities Fund - Series II
	2007	$10.105	$10.307	1,605
	2008	$10.307	$7.772	1,027
	2009	$7.772	$11.008	727
	2010	$11.008	$11.883	721
	2011	$11.883	$11.860	625
	2012	$11.860	$13.798	57
	2013	$13.798	$14.216	0
Invesco V.I. Income Builder Fund - Series II
	2007	$13.100	$13.228	11,439
	2008	$13.228	$9.553	6,614
	2009	$9.553	$11.713	4,173
	2010	$11.713	$12.896	3,970
	2011	$12.896	$13.707	0
Invesco V.I. Mid Cap Core Equity Fund - Series I
	2007	$12.464	$13.404	0
	2008	$13.404	$9.407	293
	2009	$9.407	$12.025	144
	2010	$12.025	$13.472	141
	2011	$13.472	$12.383	0
	2012	$12.383	$13.489	0
	2013	$13.489	$17.059	0
	2014	$17.059	$17.491	0
	2015	$17.491	$16.480	0
	2016	$16.480	$18.354	0

116

	FOR THE YEAR ENDING DECEMBER 31	ACCUMULATION UNIT VALUE AT BEGINNING OF PERIOD	ACCUMULATION UNIT VALUE AT END OF PERIOD	NUMBER OF UNITS OUTSTANDING AT END OF PERIOD
Invesco V.I. Mid Cap Growth Fund - Series II
	2007	$12.485	$14.413	0
	2008	$14.413	$7.523	0
	2009	$7.523	$11.549	0
	2010	$11.549	$14.432	0
	2011	$14.432	$12.843	0
	2012	$12.843	$14.074	0
	2013	$14.074	$18.875	0
	2014	$18.875	$19.956	0
	2015	$19.956	$19.796	0
	2016	$19.796	$19.548	0
Invesco V.I. S&P 500 Index Fund - Series II
	2007	$11.267	$11.614	13,117
	2008	$11.614	$7.153	7,251
	2009	$7.153	$8.852	8,943
	2010	$8.852	$9.959	10,198
	2011	$9.959	$9.928	10,017
	2012	$9.928	$11.258	4,795
	2013	$11.258	$14.541	2,216
	2014	$14.541	$16.125	1,169
	2015	$16.125	$15.954	923
	2016	$15.954	$17.418	8,326
Morgan Stanley VIS - Global Infrastructure Portfolio - Class Y
	2007	$11.264	$13.274	5,882
	2008	$13.274	$8.673	6,327
	2009	$8.673	$10.118	5,241
	2010	$10.118	$10.604	4,582
	2011	$10.604	$12.058	2,222
	2012	$12.058	$14.020	0
	2013	$14.020	$16.179	0
	2014	$16.179	$17.098	0
Morgan Stanley VIS Aggressive Equity Portfolio - Class Y
	2007	$12.067	$14.143	3,979
	2008	$14.143	$7.081	3,994
	2009	$7.081	$11.753	3,993
	2010	$11.753	$14.508	3,992
	2011	$14.508	$13.162	3,992
	2012	$13.162	$14.422	3,991
	2013	$14.422	$15.291	0
Morgan Stanley VIS European Equity Portfolio - Class Y
	2007	$13.919	$15.760	8,998
	2008	$15.760	$8.843	8,963
	2009	$8.843	$11.062	9,744
	2010	$11.062	$11.616	9,669
	2011	$11.616	$10.281	8,506
	2012	$10.281	$11.926	6,066
	2013	$11.926	$14.894	4,989
	2014	$14.894	$13.253	4,989
	2015	$13.253	$12.309	4,989
	2016	$12.309	$11.753	0
Morgan Stanley VIS Global Advantage Portfolio - Class Y
	2007	$11.958	$13.698	2,851
	2008	$13.698	$7.536	296
	2009	$7.536	$7.193	0

117

3

	FOR THE YEAR ENDING DECEMBER 31	ACCUMULATION UNIT VALUE AT BEGINNING OF PERIOD	ACCUMULATION UNIT VALUE AT END OF PERIOD	NUMBER OF UNITS OUTSTANDING AT END OF PERIOD
Morgan Stanley VIS Income Plus Portfolio - Class Y
	2007	$12.325	$12.793	37,797
	2008	$12.793	$11.415	34,086
	2009	$11.415	$13.706	29,058
	2010	$13.706	$14.668	28,759
	2011	$14.668	$15.080	23,982
	2012	$15.080	$16.851	21,948
	2013	$16.851	$16.678	23,043
	2014	$16.678	$17.586	21,956
	2015	$17.586	$16.881	20,834
	2016	$16.881	$17.682	120
Morgan Stanley VIS Limited Duration Portfolio - Class Y
	2007	$10.592	$10.689	12,445
	2008	$10.689	$8.897	14,168
	2009	$8.897	$9.221	45,998
	2010	$9.221	$9.253	45,395
	2011	$9.253	$9.308	44,496
	2012	$9.308	$9.416	42,860
	2013	$9.416	$9.253	42,359
	2014	$9.253	$9.161	41,874
	2015	$9.161	$8.965	41,632
	2016	$8.965	$9.225	41,427
Morgan Stanley VIS Money Market Portfolio - Class Y
	2007	$10.010	$10.285	1,471
	2008	$10.285	$10.319	5,892
	2009	$10.319	$10.132	5,705
	2010	$10.132	$9.949	5,701
	2011	$9.949	$9.769	3,392
	2012	$9.769	$9.591	6,847
	2013	$9.591	$9.417	302
	2014	$9.417	$9.246	302
	2015	$9.246	$9.079	301
	2016	$9.079	$9.024	0
Morgan Stanley VIS Multi Cap Growth Portfolio - Class Y
	2007	$10.982	$12.855	5,856
	2008	$12.855	$6.594	4,187
	2009	$6.594	$11.061	4,185
	2010	$11.061	$13.838	5,374
	2011	$13.838	$12.640	4,596
	2012	$12.640	$13.909	4,594
	2013	$13.909	$20.535	8,708
	2014	$20.535	$21.258	8,032
	2015	$21.258	$22.610	7,996
	2016	$22.610	$21.390	4,901
Morgan Stanley VIS Strategist Portfolio - Class Y
	2007	$13.419	$14.277	30,417
	2008	$14.277	$10.624	27,567
	2009	$10.624	$12.458	24,673
	2010	$12.458	$13.026	23,514
	2011	$13.026	$11.749	20,910
	2012	$11.749	$12.304	19,892
	2013	$12.304	$13.088	0

118

	FOR THE YEAR ENDING DECEMBER 31	ACCUMULATION UNIT VALUE AT BEGINNING OF PERIOD	ACCUMULATION UNIT VALUE AT END OF PERIOD	NUMBER OF UNITS OUTSTANDING AT END OF PERIOD
Putnam VT Growth and Income Fund - Class IB
	2007	$12.046	$11.111	1,058
	2008	$11.111	$6.687	1,058
	2009	$6.687	$8.522	1,058
	2010	$8.522	$9.570	1,058
	2011	$9.570	$8.960	1,058
	2012	$8.960	$10.479	0
	2013	$10.479	$13.959	0
	2014	$13.959	$15.175	0
	2015	$15.175	$13.777	0
	2016	$13.777	$15.558	0
Putnam VT Growth Opportunities Fund - Class IB
	2016	$10.000	$10.052	0
Putnam VT International Equity Fund - Class IB
	2007	$14.734	$15.674	17,540
	2008	$15.674	$8.625	16,994
	2009	$8.625	$10.553	14,118
	2010	$10.553	$11.400	11,711
	2011	$11.400	$9.297	11,171
	2012	$9.297	$11.127	10,280
	2013	$11.127	$13.991	6,202
	2014	$13.991	$12.805	6,057
	2015	$12.805	$12.589	5,910
	2016	$12.589	$12.057	5,755
Putnam VT Small Cap Value Fund - Class IB
	2007	$16.048	$13.750	5,025
	2008	$13.750	$8.185	4,662
	2009	$8.185	$10.570	3,867
	2010	$10.570	$13.074	5,587
	2011	$13.074	$12.229	5,455
	2012	$12.229	$14.106	3,269
	2013	$14.106	$19.334	3,119
	2014	$19.334	$19.633	2,973
	2015	$19.633	$18.458	2,825
	2016	$18.458	$23.105	2,670
Putnam VT Voyager Fund - Class IB
	2007	$8.921	$9.241	4,470
	2008	$9.241	$5.712	4,373
	2009	$5.712	$9.192	2,441
	2010	$9.192	$10.901	0
	2011	$10.901	$8.792	0
	2012	$8.792	$9.860	0
	2013	$9.860	$13.913	0
	2014	$13.913	$14.987	0
	2015	$14.987	$13.814	0
	2016	$13.814	$13.842	0

119

	FOR THE YEAR ENDING DECEMBER 31	ACCUMULATION UNIT VALUE AT BEGINNING OF PERIOD	ACCUMULATION UNIT VALUE AT END OF PERIOD	NUMBER OF UNITS OUTSTANDING AT END OF PERIOD
UIF Emerging Markets Equity Portfolio, Class I
	2007	$27.421	$37.807	3,057
	2008	$37.807	$16.099	2,944
	2009	$16.099	$26.845	2,749
	2010	$26.845	$31.371	2,707
	2011	$31.371	$25.189	2,707
	2012	$25.189	$29.662	2,647
	2013	$29.662	$28.823	2,587
	2014	$28.823	$27.027	2,587
	2015	$27.027	$23.697	2,587
	2016	$23.697	$24.834	0
UIF Global Infrastructure - Class II
	2014	$10.000	$18.312	0
	2015	$18.312	$15.482	0
	2016	$15.482	$17.475	0
UIF Global Strategist Portfolio, Class I
	2007	$14.334	$16.125	4,129
	2008	$16.125	$8.766	941
	2009	$8.766	$11.406	3,684
	2010	$11.406	$11.834	155
	2011	$11.834	$11.192	155
	2012	$11.192	$12.508	155
	2013	$12.508	$14.238	154
	2014	$14.238	$14.280	154
	2015	$14.280	$13.123	153
	2016	$13.123	$13.603	153
UIF Global Strategist Portfolio, Class II
	2013	$10.000	$14.244	19,770
	2014	$14.244	$14.263	18,591
	2015	$14.263	$13.089	18,590
	2016	$13.089	$13.557	13,336
UIF Growth Portfolio, Class I
	2007	$10.269	$12.289	300
	2008	$12.289	$6.130	0
	2009	$6.130	$9.964	0
	2010	$9.964	$12.019	0
	2011	$12.019	$11.470	0
	2012	$11.470	$12.880	0
	2013	$12.880	$18.724	0
	2014	$18.724	$19.552	102
	2015	$19.552	$21.545	0
	2016	$21.545	$20.807	5,890
UIF Mid Cap Growth Portfolio, Class I
	2007	$15.025	$18.093	7,549
	2008	$18.093	$9.456	6,152
	2009	$9.456	$14.636	1,072
	2010	$14.636	$19.013	984
	2011	$19.013	$17.338	903
	2012	$17.338	$18.500	824
	2013	$18.500	$24.971	753
	2014	$24.971	$24.999	736
	2015	$24.999	$23.095	651
	2016	$23.095	$20.684	622

120

	FOR THE YEAR ENDING DECEMBER 31	ACCUMULATION UNIT VALUE AT BEGINNING OF PERIOD	ACCUMULATION UNIT VALUE AT END OF PERIOD	NUMBER OF UNITS OUTSTANDING AT END OF PERIOD
UIF U.S. Real Estate Portfolio, Class I
	2007	$28.100	$22.875	3,636
	2008	$22.875	$13.947	2,663
	2009	$13.947	$17.575	2,324
	2010	$17.575	$22.424	2,312
	2011	$22.424	$23.320	1,335
	2012	$23.320	$26.519	1,335
	2013	$26.519	$26.570	345
	2014	$26.570	$33.839	446
	2015	$33.839	$33.944	344
	2016	$33.944	$35.597	124
* The Accumulation Unit Values in this table reflect a mortality and expense risk charge of 1.74% and an administrative expense charge of 0.10%.

121

Morgan Stanley Variable Annuity 3 - SAI
ACCUMULATION UNIT VALUE AND NUMBER OF ACCUMULATION UNITS OUTSTANDING FOR
EACH VARIABLE SUB-ACCOUNT*
WITH THE INCOME AND DEATH BENEFIT COMBINATION OPTION 2
Mortality & Expense = 1.75

	FOR THE YEAR ENDING DECEMBER 31	ACCUMULATION UNIT VALUE AT BEGINNING OF PERIOD	ACCUMULATION UNIT VALUE AT END OF PERIOD	NUMBER OF UNITS OUTSTANDING AT END OF PERIOD
AB VPS Growth & Income Portfolio - Class B
	2007	$12.801	$13.176	2,698,684
	2008	$13.176	$7.670	1,987,934
	2009	$7.670	$9.062	1,774,647
	2010	$9.062	$10.035	1,555,509
	2011	$10.035	$10.449	1,271,160
	2012	$10.449	$12.026	1,093,459
	2013	$12.026	$15.889	903,648
	2014	$15.889	$17.047	763,749
	2015	$17.047	$16.974	648,454
	2016	$16.974	$18.508	577,237
AB VPS Growth Portfolio - Class B
	2007	$6.651	$7.355	972,840
	2008	$7.355	$4.144	785,593
	2009	$4.144	$5.406	753,621
	2010	$5.406	$6.092	663,782
	2011	$6.092	$6.038	492,400
	2012	$6.038	$6.732	421,187
	2013	$6.732	$8.838	364,148
	2014	$8.838	$9.800	286,688
	2015	$9.800	$10.469	214,354
	2016	$10.469	$10.365	182,574
AB VPS Large Cap Growth Portfolio - Class B
	2007	$6.203	$6.918	1,256,692
	2008	$6.918	$4.087	1,083,676
	2009	$4.087	$5.500	937,718
	2010	$5.500	$5.930	827,739
	2011	$5.930	$5.631	678,410
	2012	$5.631	$6.419	549,957
	2013	$6.419	$8.633	486,341
	2014	$8.633	$9.648	418,971
	2015	$9.648	$10.499	372,238
	2016	$10.499	$10.550	349,704
Fidelity VIP Government Money Market Portfolio - Service Class 2
	2016	$10.000	$9.878	343,341
FTVIP Franklin High Income VIP Fund - Class 2
	2007	$11.625	$11.721	55,283
	2008	$11.721	$8.816	60,306
	2009	$8.816	$12.350	81,860
	2010	$12.350	$13.731	86,910
	2011	$13.731	$14.095	85,344
	2012	$14.095	$15.989	84,476
	2013	$15.989	$16.925	67,990
	2014	$16.925	$16.610	56,254
	2015	$16.610	$14.818	54,462
	2016	$14.818	$17.013	51,855

122

	FOR THE YEAR ENDING DECEMBER 31	ACCUMULATION UNIT VALUE AT BEGINNING OF PERIOD	ACCUMULATION UNIT VALUE AT END OF PERIOD	NUMBER OF UNITS OUTSTANDING AT END OF PERIOD
FTVIP Franklin Income VIP Fund - Class 2
	2007	$12.991	$13.230	843,262
	2008	$13.230	$9.136	666,996
	2009	$9.136	$12.161	678,017
	2010	$12.161	$13.451	569,692
	2011	$13.451	$13.520	491,589
	2012	$13.520	$14.951	435,989
	2013	$14.951	$16.723	385,376
	2014	$16.723	$17.174	372,494
	2015	$17.174	$15.670	388,441
	2016	$15.670	$17.541	328,021
FTVIP Franklin Mutual Shares VIP Fund - Class 2
	2007	$13.789	$14.005	496,997
	2008	$14.005	$8.646	323,061
	2009	$8.646	$10.699	318,176
	2010	$10.699	$11.679	306,157
	2011	$11.679	$11.346	240,326
	2012	$11.346	$12.724	199,760
	2013	$12.724	$16.020	170,394
	2014	$16.020	$16.847	134,534
	2015	$16.847	$15.721	121,427
	2016	$15.721	$17.913	118,508
FTVIP Templeton Foreign VIP Fund - Class 2
	2007	$14.827	$16.803	540,077
	2008	$16.803	$9.835	410,746
	2009	$9.835	$13.230	433,191
	2010	$13.230	$14.080	420,070
	2011	$14.080	$12.352	321,615
	2012	$12.352	$14.336	274,199
	2013	$14.336	$17.306	245,919
	2014	$17.306	$15.098	205,231
	2015	$15.098	$13.859	184,837
	2016	$13.859	$14.582	171,993
Invesco V.I. American Franchise Fund - Series I
	2007	$5.077	$5.829	758,126
	2008	$5.829	$2.919	655,030
	2009	$2.919	$4.758	609,678
	2010	$4.758	$5.598	505,870
	2011	$5.598	$5.156	408,958
	2012	$5.156	$5.756	949,896
	2013	$5.756	$7.919	808,270
	2014	$7.919	$8.430	670,274
	2015	$8.430	$8.690	586,986
	2016	$8.690	$8.724	528,777
Invesco V.I. American Franchise Fund - Series II
	2007	$7.434	$8.512	1,560,383
	2008	$8.512	$4.252	1,254,025
	2009	$4.252	$6.913	1,068,985
	2010	$6.913	$8.115	935,838
	2011	$8.115	$7.457	715,437
	2012	$7.457	$8.301	613,976
	2013	$8.301	$11.391	540,986
	2014	$11.391	$12.096	436,232
	2015	$12.096	$12.438	368,690
	2016	$12.438	$12.457	325,054

123

	FOR THE YEAR ENDING DECEMBER 31	ACCUMULATION UNIT VALUE AT BEGINNING OF PERIOD	ACCUMULATION UNIT VALUE AT END OF PERIOD	NUMBER OF UNITS OUTSTANDING AT END OF PERIOD
Invesco V.I. American Value Fund - Series I
	2007	$13.991	$14.810	2,093,332
	2008	$14.810	$8.536	1,536,256
	2009	$8.536	$11.664	1,349,041
	2010	$11.664	$13.998	1,158,219
	2011	$13.998	$13.868	915,106
	2012	$13.868	$15.969	742,300
	2013	$15.969	$21.049	605,569
	2014	$21.049	$22.678	501,691
	2015	$22.678	$20.230	425,666
	2016	$20.230	$22.937	384,530
Invesco V.I. Capital Appreciation Fund - Series I
	2007	$6.855	$7.537	1,328,800
	2008	$7.537	$4.255	1,042,965
	2009	$4.255	$5.057	985,737
	2010	$5.057	$5.733	879,695
	2011	$5.733	$5.183	729,587
	2012	$5.183	$5.948	0
Invesco V.I. Comstock Fund - Series II
	2007	$13.832	$13.261	3,247,626
	2008	$13.261	$8.357	2,517,172
	2009	$8.357	$10.534	2,275,796
	2010	$10.534	$11.964	1,993,232
	2011	$11.964	$11.498	1,565,698
	2012	$11.498	$13.422	1,299,096
	2013	$13.422	$17.874	1,083,604
	2014	$17.874	$19.143	914,559
	2015	$19.143	$17.628	788,602
	2016	$17.628	$20.246	722,173
Invesco V.I. Core Equity Fund - Series I
	2007	$10.781	$11.442	757,347
	2008	$11.442	$7.846	556,068
	2009	$7.846	$9.882	500,105
	2010	$9.882	$10.628	444,294
	2011	$10.628	$10.427	373,106
	2012	$10.427	$11.656	318,862
	2013	$11.656	$14.790	266,592
	2014	$14.790	$15.701	226,840
	2015	$15.701	$14.524	200,058
	2016	$14.524	$15.722	181,615
Invesco V.I. Diversified Dividend Fund - Series II
	2007	$11.879	$12.115	2,100,896
	2008	$12.115	$7.557	1,691,107
	2009	$7.557	$9.194	1,540,114
	2010	$9.194	$9.946	1,165,045
	2011	$9.946	$9.758	986,820
	2012	$9.758	$11.339	750,443
	2013	$11.339	$14.555	666,934
	2014	$14.555	$16.080	549,196
	2015	$16.080	$16.072	504,260
	2016	$16.072	$18.071	445,748

124

	FOR THE YEAR ENDING DECEMBER 31	ACCUMULATION UNIT VALUE AT BEGINNING OF PERIOD	ACCUMULATION UNIT VALUE AT END OF PERIOD	NUMBER OF UNITS OUTSTANDING AT END OF PERIOD
Invesco V.I. Equity and Income Fund - Series II
	2011	$10.000	$12.980	223,866
	2012	$12.980	$14.320	186,340
	2013	$14.320	$17.556	159,294
	2014	$17.556	$18.745	136,653
	2015	$18.745	$17.926	119,685
	2016	$17.926	$20.209	106,495
Invesco V.I. Global Core Equity Fund - Series II
	2011	$10.000	$9.325	484,736
	2012	$9.325	$10.381	410,321
	2013	$10.381	$12.459	348,513
	2014	$12.459	$12.289	300,511
	2015	$12.289	$11.865	268,431
	2016	$11.865	$12.406	239,722
Invesco V.I. Global Dividend Growth Fund - Series II
	2007	$14.102	$14.778	1,021,614
	2008	$14.778	$8.547	746,029
	2009	$8.547	$9.742	681,802
	2010	$9.742	$10.700	582,598
	2011	$10.700	$11.527	0
Invesco V.I. High Yield Fund - Series II
	2013	$10.000	$8.377	223,723
	2014	$8.377	$8.354	194,336
	2015	$8.354	$7.924	162,175
	2016	$7.924	$8.622	154,539
Invesco V.I. High Yield Securities Fund - Series II
	2007	$5.885	$6.002	784,200
	2008	$6.002	$4.525	584,219
	2009	$4.525	$6.409	503,699
	2010	$6.409	$6.917	449,958
	2011	$6.917	$6.903	333,717
	2012	$6.903	$8.030	268,184
	2013	$8.030	$8.273	0
Invesco V.I. Income Builder Fund - Series II
	2007	$13.648	$13.781	493,633
	2008	$13.781	$9.951	317,825
	2009	$9.951	$12.200	295,413
	2010	$12.200	$13.431	270,063
	2011	$13.431	$14.275	0
Invesco V.I. Mid Cap Core Equity Fund - Series I
	2007	$12.462	$13.401	98,872
	2008	$13.401	$9.403	82,016
	2009	$9.403	$12.019	95,476
	2010	$12.019	$13.464	89,693
	2011	$13.464	$12.375	75,085
	2012	$12.375	$13.478	65,791
	2013	$13.478	$17.044	61,370
	2014	$17.044	$17.473	46,358
	2015	$17.473	$16.462	44,582
	2016	$16.462	$18.332	41,662

125

	FOR THE YEAR ENDING DECEMBER 31	ACCUMULATION UNIT VALUE AT BEGINNING OF PERIOD	ACCUMULATION UNIT VALUE AT END OF PERIOD	NUMBER OF UNITS OUTSTANDING AT END OF PERIOD
Invesco V.I. Mid Cap Growth Fund - Series II
	2007	$12.484	$14.411	151,192
	2008	$14.411	$7.521	130,716
	2009	$7.521	$11.545	129,677
	2010	$11.545	$14.425	117,496
	2011	$14.425	$12.835	98,423
	2012	$12.835	$14.064	76,497
	2013	$14.064	$18.861	71,225
	2014	$18.861	$19.939	62,592
	2015	$19.939	$19.777	58,105
	2016	$19.777	$19.527	51,261
Invesco V.I. S&P 500 Index Fund - Series II
	2007	$9.153	$9.434	2,759,344
	2008	$9.434	$5.809	2,229,452
	2009	$5.809	$7.189	2,135,346
	2010	$7.189	$8.087	1,858,049
	2011	$8.087	$8.061	1,475,013
	2012	$8.061	$9.140	1,268,298
	2013	$9.140	$11.804	1,169,108
	2014	$11.804	$13.089	971,692
	2015	$13.089	$12.949	875,990
	2016	$12.949	$14.136	829,564
Morgan Stanley VIS - Global Infrastructure Portfolio - Class Y
	2007	$9.956	$11.731	634,995
	2008	$11.731	$7.664	506,869
	2009	$7.664	$8.940	476,903
	2010	$8.940	$9.369	403,616
	2011	$9.369	$10.652	356,022
	2012	$10.652	$12.384	323,203
	2013	$12.384	$14.290	303,610
	2014	$14.290	$15.102	0
Morgan Stanley VIS Aggressive Equity Portfolio - Class Y
	2007	$8.890	$10.417	819,901
	2008	$10.417	$5.215	658,557
	2009	$5.215	$8.655	564,547
	2010	$8.655	$10.683	497,078
	2011	$10.683	$9.691	403,511
	2012	$9.691	$10.618	353,647
	2013	$10.618	$11.257	0
Morgan Stanley VIS European Equity Portfolio - Class Y
	2007	$10.762	$12.185	952,301
	2008	$12.185	$6.836	729,431
	2009	$6.836	$8.551	613,421
	2010	$8.551	$8.978	558,150
	2011	$8.978	$7.945	464,961
	2012	$7.945	$9.216	402,536
	2013	$9.216	$11.508	349,607
	2014	$11.508	$10.239	256,250
	2015	$10.239	$9.509	212,154
	2016	$9.509	$9.079	193,102
Morgan Stanley VIS Global Advantage Portfolio - Class Y
	2007	$8.395	$9.615	333,729
	2008	$9.615	$5.289	270,598
	2009	$5.289	$5.049	0

126

	FOR THE YEAR ENDING DECEMBER 31	ACCUMULATION UNIT VALUE AT BEGINNING OF PERIOD	ACCUMULATION UNIT VALUE AT END OF PERIOD	NUMBER OF UNITS OUTSTANDING AT END OF PERIOD
Morgan Stanley VIS Income Plus Portfolio - Class Y
	2007	$13.613	$14.127	1,607,901
	2008	$14.127	$12.605	1,286,508
	2009	$12.605	$15.133	1,214,838
	2010	$15.133	$16.194	877,020
	2011	$16.194	$16.647	742,403
	2012	$16.647	$18.600	689,988
	2013	$18.600	$18.407	619,532
	2014	$18.407	$19.407	502,930
	2015	$19.407	$18.627	418,562
	2016	$18.627	$19.509	388,749
Morgan Stanley VIS Limited Duration Portfolio - Class Y
	2007	$11.074	$11.174	1,845,204
	2008	$11.174	$9.300	1,376,971
	2009	$9.300	$9.637	1,276,044
	2010	$9.637	$9.670	1,181,228
	2011	$9.670	$9.726	945,854
	2012	$9.726	$9.839	868,439
	2013	$9.839	$9.667	731,851
	2014	$9.667	$9.569	632,278
	2015	$9.569	$9.364	558,210
	2016	$9.364	$9.634	500,107
Morgan Stanley VIS Money Market Portfolio - Class Y
	2007	$10.372	$10.656	1,495,033
	2008	$10.656	$10.690	1,839,977
	2009	$10.690	$10.496	1,343,716
	2010	$10.496	$10.305	1,106,617
	2011	$10.305	$10.117	868,176
	2012	$10.117	$9.932	778,470
	2013	$9.932	$9.751	545,423
	2014	$9.751	$9.573	452,127
	2015	$9.573	$9.399	401,119
	2016	$9.399	$9.342	0
Morgan Stanley VIS Multi Cap Growth Portfolio - Class Y
	2007	$8.108	$9.490	2,509,059
	2008	$9.490	$4.867	2,003,923
	2009	$4.867	$8.164	1,797,094
	2010	$8.164	$10.212	1,549,507
	2011	$10.212	$9.327	1,205,653
	2012	$9.327	$10.263	1,028,170
	2013	$10.263	$15.150	1,144,292
	2014	$15.150	$15.682	915,581
	2015	$15.682	$16.678	796,938
	2016	$16.678	$15.776	733,991
Morgan Stanley VIS Strategist Portfolio - Class Y
	2007	$12.258	$13.039	1,742,423
	2008	$13.039	$9.702	1,370,610
	2009	$9.702	$11.376	1,297,611
	2010	$11.376	$11.893	1,206,298
	2011	$11.893	$10.726	929,531
	2012	$10.726	$11.232	793,803
	2013	$11.232	$11.947	0

127

	FOR THE YEAR ENDING DECEMBER 31	ACCUMULATION UNIT VALUE AT BEGINNING OF PERIOD	ACCUMULATION UNIT VALUE AT END OF PERIOD	NUMBER OF UNITS OUTSTANDING AT END OF PERIOD
Putnam VT Growth and Income Fund - Class IB
	2007	$12.342	$11.383	543,343
	2008	$11.383	$6.850	406,562
	2009	$6.850	$8.729	386,105
	2010	$8.729	$9.801	342,613
	2011	$9.801	$9.175	330,922
	2012	$9.175	$10.730	288,497
	2013	$10.730	$14.291	248,580
	2014	$14.291	$15.535	208,909
	2015	$15.535	$14.102	195,455
	2016	$14.102	$15.924	182,626
Putnam VT Growth Opportunities Fund - Class IB
	2016	$10.000	$10.052	316,660
Putnam VT International Equity Fund - Class IB
	2007	$11.254	$11.971	2,027,505
	2008	$11.971	$6.586	1,599,510
	2009	$6.586	$8.058	1,389,789
	2010	$8.058	$8.704	1,205,680
	2011	$8.704	$7.097	1,003,587
	2012	$7.097	$8.494	816,928
	2013	$8.494	$10.679	672,689
	2014	$10.679	$9.772	541,609
	2015	$9.772	$9.607	464,226
	2016	$9.607	$9.200	433,789
Putnam VT Small Cap Value Fund - Class IB
	2007	$16.041	$13.742	1,007,299
	2008	$13.742	$8.180	792,962
	2009	$8.180	$10.562	710,135
	2010	$10.562	$13.063	614,251
	2011	$13.063	$12.218	490,766
	2012	$12.218	$14.090	367,782
	2013	$14.090	$19.311	298,845
	2014	$19.311	$19.608	245,436
	2015	$19.608	$18.433	204,255
	2016	$18.433	$23.071	178,826
Putnam VT Voyager Fund - Class IB
	2007	$6.037	$6.252	1,000,204
	2008	$6.252	$3.865	742,190
	2009	$3.865	$6.218	695,994
	2010	$6.218	$7.374	595,784
	2011	$7.374	$5.947	578,705
	2012	$5.947	$6.668	523,630
	2013	$6.668	$9.408	451,318
	2014	$9.408	$10.133	387,946
	2015	$10.133	$9.340	354,791
	2016	$9.340	$9.357	0

128

	FOR THE YEAR ENDING DECEMBER 31	ACCUMULATION UNIT VALUE AT BEGINNING OF PERIOD	ACCUMULATION UNIT VALUE AT END OF PERIOD	NUMBER OF UNITS OUTSTANDING AT END OF PERIOD
UIF Emerging Markets Equity Portfolio, Class I
	2007	$16.422	$22.641	678,030
	2008	$22.641	$9.640	539,750
	2009	$9.640	$16.073	518,947
	2010	$16.073	$18.781	482,142
	2011	$18.781	$15.078	410,198
	2012	$15.078	$17.754	361,857
	2013	$17.754	$17.250	305,641
	2014	$17.250	$16.173	245,058
	2015	$16.173	$14.179	209,943
	2016	$14.179	$14.858	196,688
UIF Global Infrastructure - Class II
	2014	$10.000	$16.172	264,678
	2015	$16.172	$13.671	226,732
	2016	$13.671	$15.430	205,837
UIF Global Strategist Portfolio, Class I
	2007	$11.277	$12.684	760,910
	2008	$12.684	$6.895	583,594
	2009	$6.895	$8.970	584,996
	2010	$8.970	$9.306	442,854
	2011	$9.306	$8.800	342,339
	2012	$8.800	$9.834	306,627
	2013	$9.834	$11.193	257,045
	2014	$11.193	$11.225	211,752
	2015	$11.225	$10.314	186,184
	2016	$10.314	$10.691	180,528
UIF Global Strategist Portfolio, Class II
	2013	$10.000	$13.001	650,239
	2014	$13.001	$13.018	547,021
	2015	$13.018	$11.945	493,293
	2016	$11.945	$12.370	445,453
UIF Growth Portfolio, Class I
	2007	$7.387	$8.840	816,717
	2008	$8.840	$4.409	668,372
	2009	$4.409	$7.166	566,804
	2010	$7.166	$8.643	489,052
	2011	$8.643	$8.247	421,600
	2012	$8.247	$9.260	366,149
	2013	$9.260	$13.460	322,828
	2014	$13.460	$14.054	295,305
	2015	$14.054	$15.485	268,882
	2016	$15.485	$14.953	237,982
UIF Mid Cap Growth Portfolio, Class I
	2007	$15.018	$18.083	574,097
	2008	$18.083	$9.449	468,048
	2009	$9.449	$14.625	394,341
	2010	$14.625	$18.996	339,626
	2011	$18.996	$17.321	275,836
	2012	$17.321	$18.480	229,981
	2013	$18.480	$24.942	182,265
	2014	$24.942	$24.967	160,862
	2015	$24.967	$23.064	130,682
	2016	$23.064	$20.654	121,964

129

	FOR THE YEAR ENDING DECEMBER 31	ACCUMULATION UNIT VALUE AT BEGINNING OF PERIOD	ACCUMULATION UNIT VALUE AT END OF PERIOD	NUMBER OF UNITS OUTSTANDING AT END OF PERIOD
UIF U.S. Real Estate Portfolio, Class I
	2007	$33.905	$27.599	460,496
	2008	$27.599	$16.825	326,725
	2009	$16.825	$21.199	304,316
	2010	$21.199	$27.047	269,441
	2011	$27.047	$28.124	215,134
	2012	$28.124	$31.979	188,405
	2013	$31.979	$32.037	172,449
	2014	$32.037	$40.798	137,934
	2015	$40.798	$40.920	111,587
	2016	$40.920	$42.909	101,354
* The Accumulation Unit Values in this table reflect a mortality and expense risk charge of 1.75% and an administrative expense charge of 0.10%.

130

Morgan Stanley Variable Annuity 3 - SAI
ACCUMULATION UNIT VALUE AND NUMBER OF ACCUMULATION UNITS OUTSTANDING FOR
EACH VARIABLE SUB-ACCOUNT*
WITH THE ENHANCED EARNINGS DEATH BENEFIT PLUS OPTION (AGE 56-65) AND THE INCOME BENEFIT
COMBINATION OPTION 2
Mortality & Expense = 1.8

	FOR THE YEAR ENDING DECEMBER 31	ACCUMULATION UNIT VALUE AT BEGINNING OF PERIOD	ACCUMULATION UNIT VALUE AT END OF PERIOD	NUMBER OF UNITS OUTSTANDING AT END OF PERIOD
AB VPS Growth & Income Portfolio - Class B
	2007	$12.089	$12.437	2,636
	2008	$12.437	$7.237	0
	2009	$7.237	$8.545	0
	2010	$8.545	$9.458	0
	2011	$9.458	$9.843	0
	2012	$9.843	$11.323	0
	2013	$11.323	$14.953	0
	2014	$14.953	$16.035	0
	2015	$16.035	$15.958	0
	2016	$15.958	$17.392	0
AB VPS Growth Portfolio - Class B
	2007	$10.115	$11.181	604
	2008	$11.181	$6.297	0
	2009	$6.297	$8.209	0
	2010	$8.209	$9.247	0
	2011	$9.247	$9.161	0
	2012	$9.161	$10.208	0
	2013	$10.208	$13.394	0
	2014	$13.394	$14.846	0
	2015	$14.846	$15.851	0
	2016	$15.851	$15.686	0
AB VPS Large Cap Growth Portfolio - Class B
	2007	$8.924	$9.947	333
	2008	$9.947	$5.873	0
	2009	$5.873	$7.901	0
	2010	$7.901	$8.515	0
	2011	$8.515	$8.081	0
	2012	$8.081	$9.207	0
	2013	$9.207	$12.377	0
	2014	$12.377	$13.824	0
	2015	$13.824	$15.037	0
	2016	$15.037	$15.102	0
Fidelity VIP Government Money Market Portfolio - Service Class 2
	2016	$10.000	$9.875	0
FTVIP Franklin High Income VIP Fund - Class 2
	2007	$11.609	$11.699	0
	2008	$11.699	$8.795	0
	2009	$8.795	$12.314	0
	2010	$12.314	$13.684	0
	2011	$13.684	$14.040	0
	2012	$14.040	$15.919	0
	2013	$15.919	$16.842	0
	2014	$16.842	$16.521	0
	2015	$16.521	$14.731	0
	2016	$14.731	$16.904	0

131

	FOR THE YEAR ENDING DECEMBER 31	ACCUMULATION UNIT VALUE AT BEGINNING OF PERIOD	ACCUMULATION UNIT VALUE AT END OF PERIOD	NUMBER OF UNITS OUTSTANDING AT END OF PERIOD
FTVIP Franklin Income VIP Fund - Class 2
	2007	$12.973	$13.205	0
	2008	$13.205	$9.114	0
	2009	$9.114	$12.126	0
	2010	$12.126	$13.405	0
	2011	$13.405	$13.467	0
	2012	$13.467	$14.885	0
	2013	$14.885	$16.641	0
	2014	$16.641	$17.081	0
	2015	$17.081	$15.578	0
	2016	$15.578	$17.429	0
FTVIP Franklin Mutual Shares VIP Fund - Class 2
	2007	$13.769	$13.979	0
	2008	$13.979	$8.626	0
	2009	$8.626	$10.668	0
	2010	$10.668	$11.639	0
	2011	$11.639	$11.301	0
	2012	$11.301	$12.668	0
	2013	$12.668	$15.942	0
	2014	$15.942	$16.756	0
	2015	$16.756	$15.629	0
	2016	$15.629	$17.798	0
FTVIP Templeton Foreign VIP Fund - Class 2
	2007	$14.806	$16.771	0
	2008	$16.771	$9.811	0
	2009	$9.811	$13.192	0
	2010	$13.192	$14.032	0
	2011	$14.032	$12.304	0
	2012	$12.304	$14.273	0
	2013	$14.273	$17.221	0
	2014	$17.221	$15.016	0
	2015	$15.016	$13.777	0
	2016	$13.777	$14.488	0
Invesco V.I. American Franchise Fund - Series I
	2007	$8.145	$9.347	0
	2008	$9.347	$4.678	0
	2009	$4.678	$7.623	0
	2010	$7.623	$8.964	0
	2011	$8.964	$8.252	0
	2012	$8.252	$9.208	0
	2013	$9.208	$12.661	0
	2014	$12.661	$13.471	0
	2015	$13.471	$13.879	0
	2016	$13.879	$13.928	0
Invesco V.I. American Franchise Fund - Series II
	2007	$8.034	$9.193	1,697
	2008	$9.193	$4.590	0
	2009	$4.590	$7.460	0
	2010	$7.460	$8.751	0
	2011	$8.751	$8.038	0
	2012	$8.038	$8.943	0
	2013	$8.943	$12.267	0
	2014	$12.267	$13.019	0
	2015	$13.019	$13.381	0
	2016	$13.381	$13.395	0

132

	FOR THE YEAR ENDING DECEMBER 31	ACCUMULATION UNIT VALUE AT BEGINNING OF PERIOD	ACCUMULATION UNIT VALUE AT END OF PERIOD	NUMBER OF UNITS OUTSTANDING AT END OF PERIOD
Invesco V.I. American Value Fund - Series I
	2007	$14.162	$14.984	655
	2008	$14.984	$8.631	0
	2009	$8.631	$11.789	0
	2010	$11.789	$14.140	0
	2011	$14.140	$14.002	0
	2012	$14.002	$16.116	0
	2013	$16.116	$21.231	0
	2014	$21.231	$22.863	0
	2015	$22.863	$20.385	0
	2016	$20.385	$23.101	0
Invesco V.I. Capital Appreciation Fund - Series I
	2007	$10.135	$11.138	0
	2008	$11.138	$6.284	0
	2009	$6.284	$7.466	0
	2010	$7.466	$8.460	0
	2011	$8.460	$7.644	0
	2012	$7.644	$8.771	0
Invesco V.I. Comstock Fund - Series II
	2007	$13.799	$13.223	4,747
	2008	$13.223	$8.329	2,696
	2009	$8.329	$10.494	2,693
	2010	$10.494	$11.912	2,330
	2011	$11.912	$11.442	2,328
	2012	$11.442	$13.351	1,993
	2013	$13.351	$17.770	1,428
	2014	$17.770	$19.022	1,171
	2015	$19.022	$17.508	908
	2016	$17.508	$20.098	908
Invesco V.I. Core Equity Fund - Series I
	2007	$10.778	$11.432	1,009
	2008	$11.432	$7.836	0
	2009	$7.836	$9.864	0
	2010	$9.864	$10.603	0
	2011	$10.603	$10.397	0
	2012	$10.397	$11.617	0
	2013	$11.617	$14.733	0
	2014	$14.733	$15.633	0
	2015	$15.633	$14.454	0
	2016	$14.454	$15.638	0
Invesco V.I. Diversified Dividend Fund - Series II
	2007	$11.139	$11.355	2,664
	2008	$11.355	$7.079	1,863
	2009	$7.079	$8.608	0
	2010	$8.608	$9.308	0
	2011	$9.308	$9.128	0
	2012	$9.128	$10.600	0
	2013	$10.600	$13.601	0
	2014	$13.601	$15.018	0
	2015	$15.018	$15.003	0
	2016	$15.003	$16.861	0

133

	FOR THE YEAR ENDING DECEMBER 31	ACCUMULATION UNIT VALUE AT BEGINNING OF PERIOD	ACCUMULATION UNIT VALUE AT END OF PERIOD	NUMBER OF UNITS OUTSTANDING AT END OF PERIOD
Invesco V.I. Equity and Income Fund - Series II
	2011	$10.000	$12.386	0
	2012	$12.386	$13.658	0
	2013	$13.658	$16.736	0
	2014	$16.736	$17.860	0
	2015	$17.860	$17.071	0
	2016	$17.071	$19.236	0
Invesco V.I. Global Core Equity Fund - Series II
	2011	$10.000	$9.867	0
	2012	$9.867	$10.980	0
	2013	$10.980	$13.170	0
	2014	$13.170	$12.985	0
	2015	$12.985	$12.530	0
	2016	$12.530	$13.095	0
Invesco V.I. Global Dividend Growth Fund - Series II
	2007	$14.960	$15.670	0
	2008	$15.670	$9.057	0
	2009	$9.057	$10.319	0
	2010	$10.319	$11.328	0
	2011	$11.328	$12.202	0
Invesco V.I. High Yield Fund - Series II
	2013	$10.000	$14.288	0
	2014	$14.288	$14.241	0
	2015	$14.241	$13.502	0
	2016	$13.502	$14.683	0
Invesco V.I. High Yield Securities Fund - Series II
	2007	$10.072	$10.267	528
	2008	$10.267	$7.737	0
	2009	$7.737	$10.952	0
	2010	$10.952	$11.816	0
	2011	$11.816	$11.785	0
	2012	$11.785	$13.703	0
	2013	$13.703	$14.115	0
Invesco V.I. Income Builder Fund - Series II
	2007	$13.056	$13.176	0
	2008	$13.176	$9.509	0
	2009	$9.509	$11.654	0
	2010	$11.654	$12.822	0
	2011	$12.822	$13.627	0
Invesco V.I. Mid Cap Core Equity Fund - Series I
	2007	$12.444	$13.375	0
	2008	$13.375	$9.380	0
	2009	$9.380	$11.984	0
	2010	$11.984	$13.418	0
	2011	$13.418	$12.326	0
	2012	$12.326	$13.419	0
	2013	$13.419	$16.960	0
	2014	$16.960	$17.379	0
	2015	$17.379	$16.365	0
	2016	$16.365	$18.215	0
134

	FOR THE YEAR ENDING DECEMBER 31	ACCUMULATION UNIT VALUE AT BEGINNING OF PERIOD	ACCUMULATION UNIT VALUE AT END OF PERIOD	NUMBER OF UNITS OUTSTANDING AT END OF PERIOD
Invesco V.I. Mid Cap Growth Fund - Series II
	2007	$12.465	$14.381	0
	2008	$14.381	$7.502	0
	2009	$7.502	$11.510	0
	2010	$11.510	$14.374	0
	2011	$14.374	$12.783	0
	2012	$12.783	$14.000	0
	2013	$14.000	$18.765	0
	2014	$18.765	$19.828	0
	2015	$19.828	$19.658	0
	2016	$19.658	$19.399	0
Invesco V.I. S&P 500 Index Fund - Series II
	2007	$11.230	$11.569	255
	2008	$11.569	$7.120	0
	2009	$7.120	$8.807	0
	2010	$8.807	$9.902	0
	2011	$9.902	$9.865	0
	2012	$9.865	$11.181	0
	2013	$11.181	$14.432	0
	2014	$14.432	$15.995	0
	2015	$15.995	$15.816	0
	2016	$15.816	$17.257	0
Morgan Stanley VIS - Global Infrastructure Portfolio - Class Y
	2007	$11.227	$13.222	0
	2008	$13.222	$8.634	0
	2009	$8.634	$10.066	0
	2010	$10.066	$10.543	0
	2011	$10.543	$11.982	0
	2012	$11.982	$13.923	0
	2013	$13.923	$16.058	0
	2014	$16.058	$16.967	0
Morgan Stanley VIS Aggressive Equity Portfolio - Class Y
	2007	$12.027	$14.087	0
	2008	$14.087	$7.049	0
	2009	$7.049	$11.693	0
	2010	$11.693	$14.425	0
	2011	$14.425	$13.079	0
	2012	$13.079	$14.322	0
	2013	$14.322	$15.183	0
Morgan Stanley VIS European Equity Portfolio - Class Y
	2007	$13.873	$15.699	233
	2008	$15.699	$8.803	196
	2009	$8.803	$11.005	0
	2010	$11.005	$11.550	0
	2011	$11.550	$10.216	0
	2012	$10.216	$11.844	0
	2013	$11.844	$14.782	0
	2014	$14.782	$13.145	0
	2015	$13.145	$12.202	0
	2016	$12.202	$11.644	0
Morgan Stanley VIS Global Advantage Portfolio - Class Y
	2007	$11.919	$13.644	197
	2008	$13.644	$7.502	0
	2009	$7.502	$7.159	0

135

	FOR THE YEAR ENDING DECEMBER 31	ACCUMULATION UNIT VALUE AT BEGINNING OF PERIOD	ACCUMULATION UNIT VALUE AT END OF PERIOD	NUMBER OF UNITS OUTSTANDING AT END OF PERIOD
Morgan Stanley VIS Income Plus Portfolio - Class Y
	2007	$12.284	$12.743	3,663
	2008	$12.743	$11.364	1,033
	2009	$11.364	$13.636	0
	2010	$13.636	$14.585	0
	2011	$14.585	$14.985	0
	2012	$14.985	$16.735	0
	2013	$16.735	$16.553	0
	2014	$16.553	$17.443	0
	2015	$17.443	$16.734	0
	2016	$16.734	$17.518	0
Morgan Stanley VIS Limited Duration Portfolio - Class Y
	2007	$10.557	$10.647	15,266
	2008	$10.647	$8.857	3,170
	2009	$8.857	$9.173	1,428
	2010	$9.173	$9.201	1,341
	2011	$9.201	$9.249	1,340
	2012	$9.249	$9.351	1,260
	2013	$9.351	$9.184	1,125
	2014	$9.184	$9.087	1,063
	2015	$9.087	$8.887	1,000
	2016	$8.887	$9.139	1,000
Morgan Stanley VIS Money Market Portfolio - Class Y
	2007	$9.977	$10.245	6,797
	2008	$10.245	$10.273	6,331
	2009	$10.273	$10.081	2,640
	2010	$10.081	$9.892	2,516
	2011	$9.892	$9.707	473
	2012	$9.707	$9.525	361
	2013	$9.525	$9.347	173
	2014	$9.347	$9.172	87
	2015	$9.172	$9.000	0
	2016	$9.000	$8.944	0
Morgan Stanley VIS Multi Cap Growth Portfolio - Class Y
	2007	$10.946	$12.804	1,338
	2008	$12.804	$6.564	0
	2009	$6.564	$11.004	0
	2010	$11.004	$13.759	0
	2011	$13.759	$12.560	0
	2012	$12.560	$13.813	0
	2013	$13.813	$20.381	0
	2014	$20.381	$21.086	0
	2015	$21.086	$22.414	0
	2016	$22.414	$21.191	0
Morgan Stanley VIS Strategist Portfolio - Class Y
	2007	$13.375	$14.221	2,995
	2008	$14.221	$10.576	1,102
	2009	$10.576	$12.394	1,101
	2010	$12.394	$12.951	1,101
	2011	$12.951	$11.675	1,101
	2012	$11.675	$12.219	1,101
	2013	$12.219	$12.995	0

136

	FOR THE YEAR ENDING DECEMBER 31	ACCUMULATION UNIT VALUE AT BEGINNING OF PERIOD	ACCUMULATION UNIT VALUE AT END OF PERIOD	NUMBER OF UNITS OUTSTANDING AT END OF PERIOD
Putnam VT Growth and Income Fund - Class IB
	2007	$12.006	$11.068	1,115
	2008	$11.068	$6.657	0
	2009	$6.657	$8.479	0
	2010	$8.479	$9.515	0
	2011	$9.515	$8.903	0
	2012	$8.903	$10.407	0
	2013	$10.407	$13.854	0
	2014	$13.854	$15.053	0
	2015	$15.053	$13.657	0
	2016	$13.657	$15.414	0
Putnam VT Growth Opportunities Fund - Class IB
	2016	$10.000	$10.051	0
Putnam VT International Equity Fund - Class IB
	2007	$14.685	$15.613	0
	2008	$15.613	$8.586	0
	2009	$8.586	$10.499	0
	2010	$10.499	$11.335	0
	2011	$11.335	$9.238	0
	2012	$9.238	$11.050	0
	2013	$11.050	$13.886	0
	2014	$13.886	$12.701	0
	2015	$12.701	$12.480	0
	2016	$12.480	$11.945	0
Putnam VT Small Cap Value Fund - Class IB
	2007	$16.003	$13.703	0
	2008	$13.703	$8.153	0
	2009	$8.153	$10.522	0
	2010	$10.522	$13.006	0
	2011	$13.006	$12.159	0
	2012	$12.159	$14.015	0
	2013	$14.015	$19.199	0
	2014	$19.199	$19.484	0
	2015	$19.484	$18.307	0
	2016	$18.307	$22.902	0
Putnam VT Voyager Fund - Class IB
	2007	$8.891	$9.204	0
	2008	$9.204	$5.687	0
	2009	$5.687	$9.145	0
	2010	$9.145	$10.839	0
	2011	$10.839	$8.737	0
	2012	$8.737	$9.792	0
	2013	$9.792	$13.809	0
	2014	$13.809	$14.866	0
	2015	$14.866	$13.694	0
	2016	$13.694	$13.714	0

137

	FOR THE YEAR ENDING DECEMBER 31	ACCUMULATION UNIT VALUE AT BEGINNING OF PERIOD	ACCUMULATION UNIT VALUE AT END OF PERIOD	NUMBER OF UNITS OUTSTANDING AT END OF PERIOD
UIF Emerging Markets Equity Portfolio, Class I
	2007	$27.330	$37.659	0
	2008	$37.659	$16.027	0
	2009	$16.027	$26.708	0
	2010	$26.708	$31.192	0
	2011	$31.192	$25.030	0
	2012	$25.030	$29.457	0
	2013	$29.457	$28.607	0
	2014	$28.607	$26.808	0
	2015	$26.808	$23.491	0
	2016	$23.491	$24.603	0
UIF Global Infrastructure - Class II
	2014	$10.000	$18.164	0
	2015	$18.164	$15.347	0
	2016	$15.347	$17.313	0
UIF Global Strategist Portfolio, Class I
	2007	$14.287	$16.062	1,186
	2008	$16.062	$8.726	1,034
	2009	$8.726	$11.347	1,033
	2010	$11.347	$11.767	1,033
	2011	$11.767	$11.121	1,033
	2012	$11.121	$12.422	1,033
	2013	$12.422	$14.132	1,033
	2014	$14.132	$14.165	1,033
	2015	$14.165	$13.009	1,033
	2016	$13.009	$13.477	1,033
UIF Global Strategist Portfolio, Class II
	2013	$10.000	$14.137	1,101
	2014	$14.137	$14.148	1,101
	2015	$14.148	$12.975	1,101
	2016	$12.975	$13.431	1,101
UIF Growth Portfolio, Class I
	2007	$10.235	$12.241	0
	2008	$12.241	$6.103	0
	2009	$6.103	$9.913	0
	2010	$9.913	$11.951	0
	2011	$11.951	$11.398	0
	2012	$11.398	$12.791	0
	2013	$12.791	$18.583	0
	2014	$18.583	$19.393	0
	2015	$19.393	$21.357	0
	2016	$21.357	$20.614	0
UIF Mid Cap Growth Portfolio, Class I
	2007	$14.983	$18.032	297
	2008	$18.032	$9.418	0
	2009	$9.418	$14.569	0
	2010	$14.569	$18.914	0
	2011	$18.914	$17.237	0
	2012	$17.237	$18.382	0
	2013	$18.382	$24.797	0
	2014	$24.797	$24.809	0
	2015	$24.809	$22.907	0
	2016	$22.907	$20.503	0

138

	FOR THE YEAR ENDING DECEMBER 31	ACCUMULATION UNIT VALUE AT BEGINNING OF PERIOD	ACCUMULATION UNIT VALUE AT END OF PERIOD	NUMBER OF UNITS OUTSTANDING AT END OF PERIOD
UIF U.S. Real Estate Portfolio, Class I
	2007	$28.007	$22.786	452
	2008	$22.786	$13.884	350
	2009	$13.884	$17.485	349
	2010	$17.485	$22.296	349
	2011	$22.296	$23.173	349
	2012	$23.173	$26.336	349
	2013	$26.336	$26.371	349
	2014	$26.371	$33.566	349
	2015	$33.566	$33.649	349
	2016	$33.649	$35.267	349
* The Accumulation Unit Values in this table reflect a mortality and expense risk charge of 1.80% and an administrative expense charge of 0.10%.

139

Morgan Stanley Variable Annuity 3 - SAI
ACCUMULATION UNIT VALUE AND NUMBER OF ACCUMULATION UNITS OUTSTANDING FOR
EACH VARIABLE SUB-ACCOUNT*
WITH THE ENHANCED EARNINGS DEATH BENEFIT PLUS OPTION (AGE 66-75) AND THE DEATH BENEFIT
COMBINATION OPTION
Mortality & Expense = 1.84

	FOR THE YEAR ENDING DECEMBER 31	ACCUMULATION UNIT VALUE AT BEGINNING OF PERIOD	ACCUMULATION UNIT VALUE AT END OF PERIOD	NUMBER OF UNITS OUTSTANDING AT END OF PERIOD
AB VPS Growth & Income Portfolio - Class B
	2007	$12.063	$12.404	69,190
	2008	$12.404	$7.215	45,551
	2009	$7.215	$8.516	43,368
	2010	$8.516	$9.422	41,665
	2011	$9.422	$9.802	41,184
	2012	$9.802	$11.271	39,106
	2013	$11.271	$14.879	36,036
	2014	$14.879	$15.949	33,097
	2015	$15.949	$15.865	31,305
	2016	$15.865	$17.284	22,916
AB VPS Growth Portfolio - Class B
	2007	$10.093	$11.151	3,039
	2008	$11.151	$6.278	2,352
	2009	$6.278	$8.181	2,333
	2010	$8.181	$9.211	2,292
	2011	$9.211	$9.122	2,272
	2012	$9.122	$10.161	2,255
	2013	$10.161	$13.327	2,236
	2014	$13.327	$14.766	2,219
	2015	$14.766	$15.760	2,182
	2016	$15.760	$15.589	2,123
AB VPS Large Cap Growth Portfolio - Class B
	2007	$8.905	$9.921	10,978
	2008	$9.921	$5.856	10,364
	2009	$5.856	$7.874	19,267
	2010	$7.874	$8.482	17,889
	2011	$8.482	$8.047	17,709
	2012	$8.047	$9.165	17,302
	2013	$9.165	$12.315	16,220
	2014	$12.315	$13.750	13,896
	2015	$13.750	$14.949	13,833
	2016	$14.949	$15.008	13,796
Fidelity VIP Government Money Market Portfolio - Service Class 2
	2016	$10.000	$9.872	12,182
FTVIP Franklin High Income VIP Fund - Class 2
	2007	$11.597	$11.682	0
	2008	$11.682	$8.778	0
	2009	$8.778	$12.286	0
	2010	$12.286	$13.648	0
	2011	$13.648	$13.997	0
	2012	$13.997	$15.863	0
	2013	$15.863	$16.776	0
	2014	$16.776	$16.450	0
	2015	$16.450	$14.662	0
	2016	$14.662	$16.819	0

140

	FOR THE YEAR ENDING DECEMBER 31	ACCUMULATION UNIT VALUE AT BEGINNING OF PERIOD	ACCUMULATION UNIT VALUE AT END OF PERIOD	NUMBER OF UNITS OUTSTANDING AT END OF PERIOD
FTVIP Franklin Income VIP Fund - Class 2
	2007	$12.959	$13.186	19,103
	2008	$13.186	$9.097	17,811
	2009	$9.097	$12.098	17,811
	2010	$12.098	$13.370	8,261
	2011	$13.370	$13.426	15,263
	2012	$13.426	$14.833	14,529
	2013	$14.833	$16.577	6,615
	2014	$16.577	$17.009	6,144
	2015	$17.009	$15.505	5,495
	2016	$15.505	$17.341	4,687
FTVIP Franklin Mutual Shares VIP Fund - Class 2
	2007	$13.754	$13.958	19,264
	2008	$13.958	$8.610	19,206
	2009	$8.610	$10.644	19,205
	2010	$10.644	$11.608	831
	2011	$11.608	$11.267	780
	2012	$11.267	$12.624	731
	2013	$12.624	$15.880	686
	2014	$15.880	$16.684	639
	2015	$16.684	$15.556	588
	2016	$15.556	$17.708	541
FTVIP Templeton Foreign VIP Fund - Class 2
	2007	$14.790	$16.746	623
	2008	$16.746	$9.792	623
	2009	$9.792	$13.162	623
	2010	$13.162	$13.994	4,160
	2011	$13.994	$12.266	3,204
	2012	$12.266	$14.223	2,897
	2013	$14.223	$17.155	2,897
	2014	$17.155	$14.952	2,897
	2015	$14.952	$13.712	2,271
	2016	$13.712	$14.415	2,271
Invesco V.I. American Franchise Fund - Series I
	2007	$8.127	$9.322	0
	2008	$9.322	$4.664	0
	2009	$4.664	$7.597	0
	2010	$7.597	$8.929	0
	2011	$8.929	$8.217	0
	2012	$8.217	$9.166	8,242
	2013	$9.166	$12.598	8,124
	2014	$12.598	$13.398	8,018
	2015	$13.398	$13.799	7,836
	2016	$13.799	$13.841	6,176
Invesco V.I. American Franchise Fund - Series II
	2007	$8.016	$9.169	23,103
	2008	$9.169	$4.576	19,053
	2009	$4.576	$7.434	16,293
	2010	$7.434	$8.718	15,084
	2011	$8.718	$8.004	14,397
	2012	$8.004	$8.902	12,803
	2013	$8.902	$12.206	11,774
	2014	$12.206	$12.949	10,887
	2015	$12.949	$13.303	9,069
	2016	$13.303	$13.312	7,092

141

	FOR THE YEAR ENDING DECEMBER 31	ACCUMULATION UNIT VALUE AT BEGINNING OF PERIOD	ACCUMULATION UNIT VALUE AT END OF PERIOD	NUMBER OF UNITS OUTSTANDING AT END OF PERIOD
Invesco V.I. American Value Fund - Series I
	2007	$14.130	$14.944	39,160
	2008	$14.944	$8.605	30,624
	2009	$8.605	$11.749	28,721
	2010	$11.749	$14.086	25,773
	2011	$14.086	$13.943	24,830
	2012	$13.943	$16.042	23,642
	2013	$16.042	$21.125	21,931
	2014	$21.125	$22.739	22,027
	2015	$22.739	$20.267	21,267
	2016	$20.267	$22.958	12,417
Invesco V.I. Capital Appreciation Fund - Series I
	2007	$10.112	$11.109	10,277
	2008	$11.109	$6.265	9,737
	2009	$6.265	$7.440	9,521
	2010	$7.440	$8.428	9,474
	2011	$8.428	$7.612	9,417
	2012	$7.612	$8.733	0
Invesco V.I. Comstock Fund - Series II
	2007	$13.774	$13.193	49,093
	2008	$13.193	$8.307	36,883
	2009	$8.307	$10.461	34,881
	2010	$10.461	$11.871	32,521
	2011	$11.871	$11.398	28,669
	2012	$11.398	$13.294	27,354
	2013	$13.294	$17.687	26,802
	2014	$17.687	$18.926	25,207
	2015	$18.926	$17.413	24,130
	2016	$17.413	$19.980	16,527
Invesco V.I. Core Equity Fund - Series I
	2007	$10.775	$11.424	15,580
	2008	$11.424	$7.827	8,598
	2009	$7.827	$9.849	7,993
	2010	$9.849	$10.583	7,990
	2011	$10.583	$10.374	7,988
	2012	$10.374	$11.586	6,937
	2013	$11.586	$14.688	6,899
	2014	$14.688	$15.579	3,839
	2015	$15.579	$14.398	2,605
	2016	$14.398	$15.572	2,569
Invesco V.I. Diversified Dividend Fund - Series II
	2007	$11.115	$11.325	43,213
	2008	$11.325	$7.058	20,643
	2009	$7.058	$8.579	20,274
	2010	$8.579	$9.273	20,062
	2011	$9.273	$9.089	19,933
	2012	$9.089	$10.552	19,446
	2013	$10.552	$13.533	16,657
	2014	$13.533	$14.937	13,418
	2015	$14.937	$14.916	12,733
	2016	$14.916	$16.757	12,235

142

	FOR THE YEAR ENDING DECEMBER 31	ACCUMULATION UNIT VALUE AT BEGINNING OF PERIOD	ACCUMULATION UNIT VALUE AT END OF PERIOD	NUMBER OF UNITS OUTSTANDING AT END OF PERIOD
Invesco V.I. Equity and Income Fund - Series II
	2011	$10.000	$12.334	9,001
	2012	$12.334	$13.595	8,999
	2013	$13.595	$16.652	8,997
	2014	$16.652	$17.764	8,995
	2015	$17.764	$16.972	8,762
	2016	$16.972	$19.117	8,760
Invesco V.I. Global Core Equity Fund - Series II
	2011	$10.000	$9.826	12,462
	2012	$9.826	$10.929	11,702
	2013	$10.929	$13.104	11,693
	2014	$13.104	$12.915	11,689
	2015	$12.915	$12.458	10,719
	2016	$12.458	$13.014	4,559
Invesco V.I. Global Dividend Growth Fund - Series II
	2007	$14.927	$15.629	22,555
	2008	$15.629	$9.030	8,464
	2009	$9.030	$10.284	8,452
	2010	$10.284	$11.285	12,889
	2011	$11.285	$12.154	0
Invesco V.I. High Yield Fund - Series II
	2013	$10.000	$14.216	5,933
	2014	$14.216	$14.164	5,933
	2015	$14.164	$13.424	5,619
	2016	$13.424	$14.592	5,327
Invesco V.I. High Yield Securities Fund - Series II
	2007	$10.050	$10.240	43,647
	2008	$10.240	$7.713	40,294
	2009	$7.713	$10.915	40,294
	2010	$10.915	$11.771	7,152
	2011	$11.771	$11.736	6,147
	2012	$11.736	$13.640	5,933
	2013	$13.640	$14.048	0
Invesco V.I. Income Builder Fund - Series II
	2007	$13.027	$13.142	14,658
	2008	$13.142	$9.481	9,090
	2009	$9.481	$11.614	9,028
	2010	$11.614	$12.773	9,005
	2011	$12.773	$13.573	0
Invesco V.I. Mid Cap Core Equity Fund - Series I
	2007	$12.431	$13.355	0
	2008	$13.355	$9.362	0
	2009	$9.362	$11.957	0
	2010	$11.957	$13.382	0
	2011	$13.382	$12.288	0
	2012	$12.288	$13.372	0
	2013	$13.372	$16.894	0
	2014	$16.894	$17.304	0
	2015	$17.304	$16.288	0
	2016	$16.288	$18.122	0

143

	FOR THE YEAR ENDING DECEMBER 31	ACCUMULATION UNIT VALUE AT BEGINNING OF PERIOD	ACCUMULATION UNIT VALUE AT END OF PERIOD	NUMBER OF UNITS OUTSTANDING AT END OF PERIOD
Invesco V.I. Mid Cap Growth Fund - Series II
	2007	$12.451	$14.360	0
	2008	$14.360	$7.488	0
	2009	$7.488	$11.484	0
	2010	$11.484	$14.335	0
	2011	$14.335	$12.744	0
	2012	$12.744	$13.952	0
	2013	$13.952	$18.693	0
	2014	$18.693	$19.744	0
	2015	$19.744	$19.566	0
	2016	$19.566	$19.301	0
Invesco V.I. S&P 500 Index Fund - Series II
	2007	$11.205	$11.538	40,921
	2008	$11.538	$7.099	12,517
	2009	$7.099	$8.777	11,395
	2010	$8.777	$9.864	10,918
	2011	$9.864	$9.824	6,880
	2012	$9.824	$11.129	5,709
	2013	$11.129	$14.360	5,607
	2014	$14.360	$15.909	3,831
	2015	$15.909	$15.724	2,568
	2016	$15.724	$17.150	2,481
Morgan Stanley VIS - Global Infrastructure Portfolio - Class Y
	2007	$11.202	$13.187	7,776
	2008	$13.187	$8.608	1,857
	2009	$8.608	$10.032	1,854
	2010	$10.032	$10.503	3,573
	2011	$10.503	$11.931	3,335
	2012	$11.931	$13.859	2,612
	2013	$13.859	$15.978	2,556
	2014	$15.978	$16.880	0
Morgan Stanley VIS Aggressive Equity Portfolio - Class Y
	2007	$12.001	$14.050	2,108
	2008	$14.050	$7.028	1,085
	2009	$7.028	$11.653	983
	2010	$11.653	$14.370	2,397
	2011	$14.370	$13.024	2,254
	2012	$13.024	$14.257	2,123
	2013	$14.257	$15.111	0
Morgan Stanley VIS European Equity Portfolio - Class Y
	2007	$13.842	$15.658	13,315
	2008	$15.658	$8.777	10,196
	2009	$8.777	$10.968	9,591
	2010	$10.968	$11.506	7,134
	2011	$11.506	$10.173	6,870
	2012	$10.173	$11.789	6,499
	2013	$11.789	$14.708	6,312
	2014	$14.708	$13.074	1,392
	2015	$13.074	$12.131	1,384
	2016	$12.131	$11.572	1,377
Morgan Stanley VIS Global Advantage Portfolio - Class Y
	2007	$11.892	$13.608	449
	2008	$13.608	$7.479	322
	2009	$7.479	$7.137	0

144

	FOR THE YEAR ENDING DECEMBER 31	ACCUMULATION UNIT VALUE AT BEGINNING OF PERIOD	ACCUMULATION UNIT VALUE AT END OF PERIOD	NUMBER OF UNITS OUTSTANDING AT END OF PERIOD
Morgan Stanley VIS Income Plus Portfolio - Class Y
	2007	$12.257	$12.709	42,110
	2008	$12.709	$11.329	23,514
	2009	$11.329	$13.589	21,770
	2010	$13.589	$14.529	18,449
	2011	$14.529	$14.922	17,650
	2012	$14.922	$16.658	16,509
	2013	$16.658	$16.470	15,796
	2014	$16.470	$17.349	12,402
	2015	$17.349	$16.637	11,263
	2016	$16.637	$17.410	9,808
Morgan Stanley VIS Limited Duration Portfolio - Class Y
	2007	$10.534	$10.619	34,164
	2008	$10.619	$8.830	30,966
	2009	$8.830	$9.142	38,498
	2010	$9.142	$9.166	20,856
	2011	$9.166	$9.210	19,049
	2012	$9.210	$9.308	18,917
	2013	$9.308	$9.138	18,801
	2014	$9.138	$9.038	10,374
	2015	$9.038	$8.836	10,090
	2016	$8.836	$9.082	10,036
Morgan Stanley VIS Money Market Portfolio - Class Y
	2007	$9.955	$10.218	18,276
	2008	$10.218	$10.242	15,520
	2009	$10.242	$10.046	8,014
	2010	$10.046	$9.854	7,944
	2011	$9.854	$9.666	7,909
	2012	$9.666	$9.481	7,877
	2013	$9.481	$9.300	20,615
	2014	$9.300	$9.122	20,427
	2015	$9.122	$8.948	13,721
	2016	$8.948	$8.891	0
Morgan Stanley VIS Multi Cap Growth Portfolio - Class Y
	2007	$10.921	$12.771	18,330
	2008	$12.771	$6.545	13,225
	2009	$6.545	$10.967	12,876
	2010	$10.967	$13.707	14,160
	2011	$13.707	$12.507	11,477
	2012	$12.507	$13.750	11,077
	2013	$13.750	$20.279	11,426
	2014	$20.279	$20.972	6,717
	2015	$20.972	$22.284	8,453
	2016	$22.284	$21.060	8,428
Morgan Stanley VIS Strategist Portfolio - Class Y
	2007	$13.345	$14.184	10,361
	2008	$14.184	$10.544	8,949
	2009	$10.544	$12.352	8,589
	2010	$12.352	$12.902	8,379
	2011	$12.902	$11.626	8,246
	2012	$11.626	$12.163	8,008
	2013	$12.163	$12.933	0

145

	FOR THE YEAR ENDING DECEMBER 31	ACCUMULATION UNIT VALUE AT BEGINNING OF PERIOD	ACCUMULATION UNIT VALUE AT END OF PERIOD	NUMBER OF UNITS OUTSTANDING AT END OF PERIOD
Putnam VT Growth and Income Fund - Class IB
	2007	$11.980	$11.039	12,993
	2008	$11.039	$6.637	5,971
	2009	$6.637	$8.450	6,160
	2010	$8.450	$9.479	6,158
	2011	$9.479	$8.866	6,157
	2012	$8.866	$10.359	6,156
	2013	$10.359	$13.785	6,155
	2014	$13.785	$14.971	6,155
	2015	$14.971	$13.578	6,155
	2016	$13.578	$15.318	6,154
Putnam VT Growth Opportunities Fund - Class IB
	2016	$10.000	$10.051	1,047
Putnam VT International Equity Fund - Class IB
	2007	$14.653	$15.572	12,845
	2008	$15.572	$8.560	11,055
	2009	$8.560	$10.463	9,781
	2010	$10.463	$11.292	8,785
	2011	$11.292	$9.199	8,149
	2012	$9.199	$11.000	8,139
	2013	$11.000	$13.817	8,130
	2014	$13.817	$12.633	6,050
	2015	$12.633	$12.407	5,983
	2016	$12.407	$11.871	5,409
Putnam VT Small Cap Value Fund - Class IB
	2007	$15.973	$13.672	20,944
	2008	$13.672	$8.131	19,669
	2009	$8.131	$10.489	19,607
	2010	$10.489	$12.961	18,942
	2011	$12.961	$12.112	17,999
	2012	$12.112	$13.956	17,320
	2013	$13.956	$19.109	16,925
	2014	$19.109	$19.386	16,392
	2015	$19.386	$18.207	15,813
	2016	$18.207	$22.768	15,200
Putnam VT Voyager Fund - Class IB
	2007	$8.871	$9.180	5,640
	2008	$9.180	$5.669	3,761
	2009	$5.669	$9.114	3,364
	2010	$9.114	$10.798	3,122
	2011	$10.798	$8.700	2,953
	2012	$8.700	$9.747	2,805
	2013	$9.747	$13.740	2,689
	2014	$13.740	$14.786	798
	2015	$14.786	$13.615	783
	2016	$13.615	$13.630	0

146

	FOR THE YEAR ENDING DECEMBER 31	ACCUMULATION UNIT VALUE AT BEGINNING OF PERIOD	ACCUMULATION UNIT VALUE AT END OF PERIOD	NUMBER OF UNITS OUTSTANDING AT END OF PERIOD
UIF Emerging Markets Equity Portfolio, Class I
	2007	$27.270	$37.561	243
	2008	$37.561	$15.978	218
	2009	$15.978	$26.617	208
	2010	$26.617	$31.073	816
	2011	$31.073	$24.925	746
	2012	$24.925	$29.322	682
	2013	$29.322	$28.464	674
	2014	$28.464	$26.663	666
	2015	$26.663	$23.355	545
	2016	$23.355	$24.451	537
UIF Global Infrastructure - Class II
	2014	$10.000	$18.066	2,498
	2015	$18.066	$15.258	2,105
	2016	$15.258	$17.206	2,047
UIF Global Strategist Portfolio, Class I
	2007	$14.255	$16.020	15,966
	2008	$16.020	$8.700	14,869
	2009	$8.700	$11.309	6,931
	2010	$11.309	$11.722	6,924
	2011	$11.722	$11.074	6,897
	2012	$11.074	$12.365	6,541
	2013	$12.365	$14.061	6,468
	2014	$14.061	$14.088	6,205
	2015	$14.088	$12.934	6,019
	2016	$12.934	$13.393	5,712
UIF Global Strategist Portfolio, Class II
	2013	$10.000	$14.066	7,906
	2014	$14.066	$14.071	6,082
	2015	$14.071	$12.900	6,082
	2016	$12.900	$13.348	6,082
UIF Growth Portfolio, Class I
	2007	$10.213	$12.209	3,584
	2008	$12.209	$6.084	3,232
	2009	$6.084	$9.879	3,062
	2010	$9.879	$11.905	1,992
	2011	$11.905	$11.350	1,821
	2012	$11.350	$12.732	1,662
	2013	$12.732	$18.490	1,650
	2014	$18.490	$19.289	1,463
	2015	$19.289	$21.234	1,077
	2016	$21.234	$20.486	1,077
UIF Mid Cap Growth Portfolio, Class I
	2007	$14.955	$17.991	11,747
	2008	$17.991	$9.393	11,924
	2009	$9.393	$14.524	3,179
	2010	$14.524	$18.849	3,088
	2011	$18.849	$17.171	485
	2012	$17.171	$18.304	482
	2013	$18.304	$24.682	476
	2014	$24.682	$24.684	299
	2015	$24.684	$22.782	286
	2016	$22.782	$20.383	223

147

	FOR THE YEAR ENDING DECEMBER 31	ACCUMULATION UNIT VALUE AT BEGINNING OF PERIOD	ACCUMULATION UNIT VALUE AT END OF PERIOD	NUMBER OF UNITS OUTSTANDING AT END OF PERIOD
UIF U.S. Real Estate Portfolio, Class I
	2007	$27.945	$22.726	17,910
	2008	$22.726	$13.842	10,626
	2009	$13.842	$17.425	9,277
	2010	$17.425	$22.211	3,982
	2011	$22.211	$23.075	3,662
	2012	$23.075	$26.215	3,387
	2013	$26.215	$26.239	3,240
	2014	$26.239	$33.384	2,046
	2015	$33.384	$33.454	1,844
	2016	$33.454	$35.049	1,598
* The Accumulation Unit Values in this table reflect a mortality and expense risk charge of 1.84% and an administrative expense charge of 0.10%.

148

Morgan Stanley Variable Annuity 3 - SAI
ACCUMULATION UNIT VALUE AND NUMBER OF ACCUMULATION UNITS OUTSTANDING FOR
EACH VARIABLE SUB-ACCOUNT*
WITH THE ENHANCED EARNINGS DEATH BENEFIT PLUS OPTION (AGE 55 AND LESS) AND THE INCOME AND
DEATH BENEFIT COMBINATION OPTION 2
Mortality & Expense = 1.9

	FOR THE YEAR ENDING DECEMBER 31	ACCUMULATION UNIT VALUE AT BEGINNING OF PERIOD	ACCUMULATION UNIT VALUE AT END OF PERIOD	NUMBER OF UNITS OUTSTANDING AT END OF PERIOD
AB VPS Growth & Income Portfolio - Class B
	2007	$12.023	$12.356	316,359
	2008	$12.356	$7.182	265,093
	2009	$7.182	$8.473	219,511
	2010	$8.473	$9.368	180,695
	2011	$9.368	$9.740	148,015
	2012	$9.740	$11.193	137,670
	2013	$11.193	$14.767	96,182
	2014	$14.767	$15.820	90,234
	2015	$15.820	$15.728	81,995
	2016	$15.728	$17.124	79,431
AB VPS Growth Portfolio - Class B
	2007	$10.059	$11.108	59,178
	2008	$11.108	$6.250	43,025
	2009	$6.250	$8.139	71,030
	2010	$8.139	$9.159	56,564
	2011	$9.159	$9.065	44,738
	2012	$9.065	$10.091	39,889
	2013	$10.091	$13.228	34,247
	2014	$13.228	$14.647	30,810
	2015	$14.647	$15.623	25,634
	2016	$15.623	$15.445	25,202
AB VPS Large Cap Growth Portfolio - Class B
	2007	$8.875	$9.883	93,508
	2008	$9.883	$5.829	81,819
	2009	$5.829	$7.834	55,666
	2010	$7.834	$8.434	50,934
	2011	$8.434	$7.997	36,816
	2012	$7.997	$9.102	27,320
	2013	$9.102	$12.222	24,020
	2014	$12.222	$13.639	20,890
	2015	$13.639	$14.820	16,505
	2016	$14.820	$14.869	16,258
Fidelity VIP Government Money Market Portfolio - Service Class 2
	2016	$10.000	$9.868	104,630
FTVIP Franklin High Income VIP Fund - Class 2
	2007	$11.579	$11.657	2,744
	2008	$11.657	$8.755	3,022
	2009	$8.755	$12.246	5,821
	2010	$12.246	$13.595	12,894
	2011	$13.595	$13.934	10,376
	2012	$13.934	$15.783	10,839
	2013	$15.783	$16.681	4,755
	2014	$16.681	$16.347	4,791
	2015	$16.347	$14.561	4,506
	2016	$14.561	$16.693	3,651

149

	FOR THE YEAR ENDING DECEMBER 31	ACCUMULATION UNIT VALUE AT BEGINNING OF PERIOD	ACCUMULATION UNIT VALUE AT END OF PERIOD	NUMBER OF UNITS OUTSTANDING AT END OF PERIOD
FTVIP Franklin Income VIP Fund - Class 2
	2007	$12.939	$13.158	78,766
	2008	$13.158	$9.072	62,172
	2009	$9.072	$12.058	103,677
	2010	$12.058	$13.317	104,570
	2011	$13.317	$13.365	79,414
	2012	$13.365	$14.757	36,736
	2013	$14.757	$16.482	24,638
	2014	$16.482	$16.901	22,984
	2015	$16.901	$15.398	26,136
	2016	$15.398	$17.210	22,503
FTVIP Franklin Mutual Shares VIP Fund - Class 2
	2007	$13.733	$13.928	37,994
	2008	$13.928	$8.586	29,988
	2009	$8.586	$10.608	31,791
	2010	$10.608	$11.562	30,579
	2011	$11.562	$11.216	31,949
	2012	$11.216	$12.559	27,783
	2013	$12.559	$15.789	24,977
	2014	$15.789	$16.579	22,853
	2015	$16.579	$15.448	22,884
	2016	$15.448	$17.575	22,619
FTVIP Templeton Foreign VIP Fund - Class 2
	2007	$14.767	$16.711	44,245
	2008	$16.711	$9.765	25,777
	2009	$9.765	$13.118	32,594
	2010	$13.118	$13.939	30,150
	2011	$13.939	$12.211	26,898
	2012	$12.211	$14.150	22,617
	2013	$14.150	$17.056	20,962
	2014	$17.056	$14.857	18,746
	2015	$14.857	$13.618	20,377
	2016	$13.618	$14.306	20,371
Invesco V.I. American Franchise Fund - Series I
	2007	$8.100	$9.286	44,429
	2008	$9.286	$4.643	42,681
	2009	$4.643	$7.558	37,809
	2010	$7.558	$8.878	17,998
	2011	$8.878	$8.165	14,319
	2012	$8.165	$9.102	72,126
	2013	$9.102	$12.503	65,094
	2014	$12.503	$13.290	59,362
	2015	$13.290	$13.679	55,425
	2016	$13.679	$13.713	55,132
Invesco V.I. American Franchise Fund - Series II
	2007	$7.989	$9.133	194,148
	2008	$9.133	$4.555	168,257
	2009	$4.555	$7.396	130,459
	2010	$7.396	$8.668	117,452
	2011	$8.668	$7.954	102,417
	2012	$7.954	$8.841	94,178
	2013	$8.841	$12.114	77,356
	2014	$12.114	$12.844	74,379
	2015	$12.844	$13.188	69,297
	2016	$13.188	$13.188	68,312

150

	FOR THE YEAR ENDING DECEMBER 31	ACCUMULATION UNIT VALUE AT BEGINNING OF PERIOD	ACCUMULATION UNIT VALUE AT END OF PERIOD	NUMBER OF UNITS OUTSTANDING AT END OF PERIOD
Invesco V.I. American Value Fund - Series I
	2007	$14.083	$14.886	256,562
	2008	$14.886	$8.566	199,187
	2009	$8.566	$11.689	170,478
	2010	$11.689	$14.006	151,060
	2011	$14.006	$13.856	118,362
	2012	$13.856	$15.931	96,720
	2013	$15.931	$20.966	82,871
	2014	$20.966	$22.555	75,704
	2015	$22.555	$20.091	74,255
	2016	$20.091	$22.745	73,156
Invesco V.I. Capital Appreciation Fund - Series I
	2007	$10.079	$11.065	152,860
	2008	$11.065	$6.237	109,296
	2009	$6.237	$7.402	97,866
	2010	$7.402	$8.379	82,857
	2011	$8.379	$7.564	70,037
	2012	$7.564	$8.676	0
Invesco V.I. Comstock Fund - Series II
	2007	$13.735	$13.148	387,824
	2008	$13.148	$8.273	326,791
	2009	$8.273	$10.413	302,271
	2010	$10.413	$11.809	230,510
	2011	$11.809	$11.332	192,669
	2012	$11.332	$13.209	146,607
	2013	$13.209	$17.564	118,946
	2014	$17.564	$18.783	108,319
	2015	$18.783	$17.270	94,410
	2016	$17.270	$19.805	93,277
Invesco V.I. Core Equity Fund - Series I
	2007	$10.771	$11.413	92,646
	2008	$11.413	$7.815	73,163
	2009	$7.815	$9.828	49,461
	2010	$9.828	$10.554	41,197
	2011	$10.554	$10.338	33,540
	2012	$10.338	$11.540	30,623
	2013	$11.540	$14.620	31,750
	2014	$14.620	$15.498	27,423
	2015	$15.498	$14.315	22,338
	2016	$14.315	$15.472	21,129
Invesco V.I. Diversified Dividend Fund - Series II
	2007	$11.078	$11.281	243,358
	2008	$11.281	$7.026	209,702
	2009	$7.026	$8.535	176,627
	2010	$8.535	$9.220	124,662
	2011	$9.220	$9.032	113,113
	2012	$9.032	$10.479	88,412
	2013	$10.479	$13.432	79,021
	2014	$13.432	$14.816	76,344
	2015	$14.816	$14.786	68,541
	2016	$14.786	$16.602	66,870
Invesco V.I. Equity and Income Fund - Series II
	2011	$10.000	$12.256	23,954
	2012	$12.256	$13.501	18,992
	2013	$13.501	$16.527	13,619
	2014	$16.527	$17.620	12,726
	2015	$17.620	$16.825	11,955
	2016	$16.825	$18.939	11,329

151

	FOR THE YEAR ENDING DECEMBER 31	ACCUMULATION UNIT VALUE AT BEGINNING OF PERIOD	ACCUMULATION UNIT VALUE AT END OF PERIOD	NUMBER OF UNITS OUTSTANDING AT END OF PERIOD
Invesco V.I. Global Core Equity Fund - Series II
	2011	$10.000	$9.764	70,732
	2012	$9.764	$10.854	65,145
	2013	$10.854	$13.006	55,889
	2014	$13.006	$12.810	53,367
	2015	$12.810	$12.350	47,153
	2016	$12.350	$12.893	46,791
Invesco V.I. Global Dividend Growth Fund - Series II
	2007	$14.877	$15.568	140,595
	2008	$15.568	$8.989	112,685
	2009	$8.989	$10.231	112,510
	2010	$10.231	$11.221	83,482
	2011	$11.221	$12.082	0
Invesco V.I. High Yield Fund - Series II
	2013	$10.000	$14.110	31,162
	2014	$14.110	$14.049	31,254
	2015	$14.049	$13.307	11,256
	2016	$13.307	$14.457	10,998
Invesco V.I. High Yield Securities Fund - Series II
	2007	$10.016	$10.200	61,063
	2008	$10.200	$7.679	46,635
	2009	$7.679	$10.859	31,017
	2010	$10.859	$11.703	33,056
	2011	$11.703	$11.662	15,149
	2012	$11.662	$13.546	13,919
	2013	$13.546	$13.949	0
Invesco V.I. Income Builder Fund - Series II
	2007	$12.984	$13.090	46,422
	2008	$13.090	$9.438	39,067
	2009	$9.438	$11.555	33,967
	2010	$11.555	$12.701	27,810
	2011	$12.701	$13.493	0
Invesco V.I. Mid Cap Core Equity Fund - Series I
	2007	$12.412	$13.326	9,413
	2008	$13.326	$9.337	4,005
	2009	$9.337	$11.917	7,917
	2010	$11.917	$13.330	9,309
	2011	$13.330	$12.233	9,654
	2012	$12.233	$13.304	8,925
	2013	$13.304	$16.798	7,426
	2014	$16.798	$17.195	6,961
	2015	$17.195	$16.176	6,742
	2016	$16.176	$17.986	6,036
Invesco V.I. Mid Cap Growth Fund - Series II
	2007	$12.433	$14.330	30,762
	2008	$14.330	$7.467	25,008
	2009	$7.467	$11.446	28,853
	2010	$11.446	$14.279	24,837
	2011	$14.279	$12.687	23,695
	2012	$12.687	$13.881	12,002
	2013	$13.881	$18.586	10,613
	2014	$18.586	$19.619	10,150
	2015	$19.619	$19.431	11,237
	2016	$19.431	$19.156	11,356

152

	FOR THE YEAR ENDING DECEMBER 31	ACCUMULATION UNIT VALUE AT BEGINNING OF PERIOD	ACCUMULATION UNIT VALUE AT END OF PERIOD	NUMBER OF UNITS OUTSTANDING AT END OF PERIOD
Invesco V.I. S&P 500 Index Fund - Series II
	2007	$11.168	$11.493	244,785
	2008	$11.493	$7.067	206,916
	2009	$7.067	$8.732	227,961
	2010	$8.732	$9.808	191,650
	2011	$9.808	$9.762	125,335
	2012	$9.762	$11.052	113,843
	2013	$11.052	$14.252	107,380
	2014	$14.252	$15.780	93,033
	2015	$15.780	$15.588	80,890
	2016	$15.588	$16.991	80,436
Morgan Stanley VIS - Global Infrastructure Portfolio - Class Y
	2007	$11.165	$13.136	53,589
	2008	$13.136	$8.569	42,092
	2009	$8.569	$9.981	44,954
	2010	$9.981	$10.443	42,122
	2011	$10.443	$11.856	30,094
	2012	$11.856	$13.764	20,723
	2013	$13.764	$15.858	15,193
	2014	$15.858	$16.750	0
Morgan Stanley VIS Aggressive Equity Portfolio - Class Y
	2007	$11.961	$13.995	49,852
	2008	$13.995	$6.996	54,792
	2009	$6.996	$11.593	52,502
	2010	$11.593	$14.288	50,679
	2011	$14.288	$12.942	36,717
	2012	$12.942	$14.158	31,806
	2013	$14.158	$15.004	0
Morgan Stanley VIS European Equity Portfolio - Class Y
	2007	$13.796	$15.596	143,989
	2008	$15.596	$8.737	126,101
	2009	$8.737	$10.912	102,204
	2010	$10.912	$11.440	81,507
	2011	$11.440	$10.109	70,579
	2012	$10.109	$11.708	65,471
	2013	$11.708	$14.598	42,024
	2014	$14.598	$12.969	43,693
	2015	$12.969	$12.026	36,652
	2016	$12.026	$11.465	34,306
Morgan Stanley VIS Global Advantage Portfolio - Class Y
	2007	$11.853	$13.555	42,782
	2008	$13.555	$7.446	35,058
	2009	$7.446	$7.103	0
Morgan Stanley VIS Income Plus Portfolio - Class Y
	2007	$12.217	$12.660	148,168
	2008	$12.660	$11.278	99,535
	2009	$11.278	$13.520	107,824
	2010	$13.520	$14.446	96,203
	2011	$14.446	$14.828	72,854
	2012	$14.828	$16.543	67,114
	2013	$16.543	$16.347	55,960
	2014	$16.347	$17.209	53,960
	2015	$17.209	$16.493	47,010
	2016	$16.493	$17.248	44,500

153

	FOR THE YEAR ENDING DECEMBER 31	ACCUMULATION UNIT VALUE AT BEGINNING OF PERIOD	ACCUMULATION UNIT VALUE AT END OF PERIOD	NUMBER OF UNITS OUTSTANDING AT END OF PERIOD
Morgan Stanley VIS Limited Duration Portfolio - Class Y
	2007	$10.499	$10.578	184,204
	2008	$10.578	$8.791	121,824
	2009	$8.791	$9.095	120,481
	2010	$9.095	$9.113	109,322
	2011	$9.113	$9.152	95,285
	2012	$9.152	$9.244	87,634
	2013	$9.244	$9.070	79,330
	2014	$9.070	$8.964	79,719
	2015	$8.964	$8.759	75,638
	2016	$8.759	$8.998	75,120
Morgan Stanley VIS Money Market Portfolio - Class Y
	2007	$9.922	$10.178	98,564
	2008	$10.178	$10.195	212,875
	2009	$10.195	$9.995	123,533
	2010	$9.995	$9.798	98,460
	2011	$9.798	$9.605	88,744
	2012	$9.605	$9.416	97,215
	2013	$9.416	$9.230	94,598
	2014	$9.230	$9.048	86,152
	2015	$9.048	$8.870	85,002
	2016	$8.870	$8.812	0
Morgan Stanley VIS Multi Cap Growth Portfolio - Class Y
	2007	$10.885	$12.721	265,665
	2008	$12.721	$6.515	239,880
	2009	$6.515	$10.911	185,316
	2010	$10.911	$13.628	164,878
	2011	$13.628	$12.428	136,188
	2012	$12.428	$13.655	108,201
	2013	$13.655	$20.127	103,847
	2014	$20.127	$20.802	92,061
	2015	$20.802	$22.090	84,695
	2016	$22.090	$20.865	67,294
Morgan Stanley VIS Strategist Portfolio - Class Y
	2007	$13.301	$14.128	138,684
	2008	$14.128	$10.497	122,578
	2009	$10.497	$12.289	121,079
	2010	$12.289	$12.828	106,441
	2011	$12.828	$11.553	96,812
	2012	$11.553	$12.079	77,779
	2013	$12.079	$12.842	0
Putnam VT Growth and Income Fund - Class IB
	2007	$11.940	$10.996	43,364
	2008	$10.996	$6.607	39,230
	2009	$6.607	$8.407	27,192
	2010	$8.407	$9.425	23,765
	2011	$9.425	$8.810	13,818
	2012	$8.810	$10.288	11,793
	2013	$10.288	$13.682	10,852
	2014	$13.682	$14.850	9,061
	2015	$14.850	$13.460	10,056
	2016	$13.460	$15.176	9,737
Putnam VT Growth Opportunities Fund - Class IB
	2016	$10.000	$10.050	32,555
154

	FOR THE YEAR ENDING DECEMBER 31	ACCUMULATION UNIT VALUE AT BEGINNING OF PERIOD	ACCUMULATION UNIT VALUE AT END OF PERIOD	NUMBER OF UNITS OUTSTANDING AT END OF PERIOD
Putnam VT International Equity Fund - Class IB
	2007	$14.604	$15.511	171,382
	2008	$15.511	$8.521	139,346
	2009	$8.521	$10.410	111,869
	2010	$10.410	$11.227	91,156
	2011	$11.227	$9.141	80,188
	2012	$9.141	$10.924	66,467
	2013	$10.924	$13.713	50,595
	2014	$13.713	$12.530	46,834
	2015	$12.530	$12.300	39,817
	2016	$12.300	$11.761	38,853
Putnam VT Small Cap Value Fund - Class IB
	2007	$15.929	$13.626	109,059
	2008	$13.626	$8.098	89,724
	2009	$8.098	$10.441	82,054
	2010	$10.441	$12.894	74,391
	2011	$12.894	$12.042	62,647
	2012	$12.042	$13.867	54,738
	2013	$13.867	$18.976	53,706
	2014	$18.976	$19.239	50,002
	2015	$19.239	$18.058	47,033
	2016	$18.058	$22.569	45,874
Putnam VT Voyager Fund - Class IB
	2007	$8.842	$9.144	88,685
	2008	$9.144	$5.644	78,389
	2009	$5.644	$9.067	69,699
	2010	$9.067	$10.736	61,979
	2011	$10.736	$8.645	55,173
	2012	$8.645	$9.679	36,802
	2013	$9.679	$13.637	31,170
	2014	$13.637	$14.666	29,243
	2015	$14.666	$13.497	27,021
	2016	$13.497	$13.505	0
UIF Emerging Markets Equity Portfolio, Class I
	2007	$27.179	$37.414	53,560
	2008	$37.414	$15.906	35,101
	2009	$15.906	$26.481	34,789
	2010	$26.481	$30.896	37,939
	2011	$30.896	$24.767	28,176
	2012	$24.767	$29.120	21,919
	2013	$29.120	$28.250	15,917
	2014	$28.250	$26.447	14,794
	2015	$26.447	$23.152	13,320
	2016	$23.152	$24.224	13,320
UIF Global Infrastructure - Class II
	2014	$10.000	$17.920	15,025
	2015	$17.920	$15.126	14,752
	2016	$15.126	$17.046	10,517
UIF Global Strategist Portfolio, Class I
	2007	$14.208	$15.957	75,217
	2008	$15.957	$8.661	57,496
	2009	$8.661	$11.251	63,131
	2010	$11.251	$11.655	40,783
	2011	$11.655	$11.004	27,278
	2012	$11.004	$12.279	24,868
	2013	$12.279	$13.956	22,376
	2014	$13.956	$13.974	22,280
	2015	$13.974	$12.821	17,781
	2016	$12.821	$13.269	17,456

155

	FOR THE YEAR ENDING DECEMBER 31	ACCUMULATION UNIT VALUE AT BEGINNING OF PERIOD	ACCUMULATION UNIT VALUE AT END OF PERIOD	NUMBER OF UNITS OUTSTANDING AT END OF PERIOD
UIF Global Strategist Portfolio, Class II
	2013	$10.000	$13.961	65,558
	2014	$13.961	$13.957	62,193
	2015	$13.957	$12.788	52,318
	2016	$12.788	$13.224	50,686
UIF Growth Portfolio, Class I
	2007	$10.179	$12.161	55,395
	2008	$12.161	$6.057	42,698
	2009	$6.057	$9.829	36,081
	2010	$9.829	$11.837	26,719
	2011	$11.837	$11.279	21,003
	2012	$11.279	$12.644	18,366
	2013	$12.644	$18.352	18,654
	2014	$18.352	$19.133	18,300
	2015	$19.133	$21.049	17,472
	2016	$21.049	$20.296	17,206
UIF Mid Cap Growth Portfolio, Class I
	2007	$14.914	$17.930	98,462
	2008	$17.930	$9.355	84,787
	2009	$9.355	$14.457	74,416
	2010	$14.457	$18.751	66,842
	2011	$18.751	$17.071	41,625
	2012	$17.071	$18.187	33,076
	2013	$18.187	$24.510	26,331
	2014	$24.510	$24.497	22,815
	2015	$24.497	$22.596	21,779
	2016	$22.596	$20.204	21,423
UIF U.S. Real Estate Portfolio, Class I
	2007	$27.852	$22.637	82,935
	2008	$22.637	$13.780	63,258
	2009	$13.780	$17.336	59,700
	2010	$17.336	$22.085	40,102
	2011	$22.085	$22.930	33,271
	2012	$22.930	$26.034	29,460
	2013	$26.034	$26.042	27,723
	2014	$26.042	$33.114	25,635
	2015	$33.114	$33.163	22,899
	2016	$33.163	$34.723	22,632
* The Accumulation Unit Values in this table reflect a mortality and expense risk charge of 1.90% and an administrative expense charge of 0.10%.

156

Morgan Stanley Variable Annuity 3 - SAI
ACCUMULATION UNIT VALUE AND NUMBER OF ACCUMULATION UNITS OUTSTANDING FOR
EACH VARIABLE SUB-ACCOUNT*
WITH THE ENHANCED EARNINGS DEATH BENEFIT PLUS OPTION (AGE 66-75) AND THE INCOME BENEFIT COMBINATION OPTION 2
Mortality & Expense = 1.9

	FOR THE YEAR ENDING DECEMBER 31	ACCUMULATION UNIT VALUE AT BEGINNING OF PERIOD	ACCUMULATION UNIT VALUE AT END OF PERIOD	NUMBER OF UNITS OUTSTANDING AT END OF PERIOD
AB VPS Growth & Income Portfolio - Class B
	2007	$12.023	$12.356	476
	2008	$12.356	$7.182	265,093
	2009	$7.182	$8.473	219,511
	2010	$8.473	$9.368	180,695
	2011	$9.368	$9.740	148,015
	2012	$9.740	$11.193	137,670
	2013	$11.193	$14.767	96,182
	2014	$14.767	$15.820	90,234
	2015	$15.820	$15.728	81,995
	2016	$15.728	$17.124	79,431
AB VPS Growth Portfolio - Class B
	2007	$10.059	$11.108	0
	2008	$11.108	$6.250	43,025
	2009	$6.250	$8.139	71,030
	2010	$8.139	$9.159	56,564
	2011	$9.159	$9.065	44,738
	2012	$9.065	$10.091	39,889
	2013	$10.091	$13.228	34,247
	2014	$13.228	$14.647	30,810
	2015	$14.647	$15.623	25,634
	2016	$15.623	$15.445	25,202
AB VPS Large Cap Growth Portfolio - Class B
	2007	$8.875	$9.883	0
	2008	$9.883	$5.829	81,819
	2009	$5.829	$7.834	55,666
	2010	$7.834	$8.434	50,934
	2011	$8.434	$7.997	36,816
	2012	$7.997	$9.102	27,320
	2013	$9.102	$12.222	24,020
	2014	$12.222	$13.639	20,890
	2015	$13.639	$14.820	16,505
	2016	$14.820	$14.869	16,258
Fidelity VIP Government Money Market Portfolio - Service Class 2
	2016	$10.000	$9.868	104,630
FTVIP Franklin High Income VIP Fund - Class 2
	2007	$11.578	$11.656	0
	2008	$11.656	$8.755	3,022
	2009	$8.755	$12.246	5,821
	2010	$12.246	$13.595	12,894
	2011	$13.595	$13.934	10,376
	2012	$13.934	$15.783	10,839
	2013	$15.783	$16.681	4,755
	2014	$16.681	$16.347	4,791
	2015	$16.347	$14.561	4,506
	2016	14.561	16.693	3,651

157

	FOR THE YEAR ENDING DECEMBER 31	ACCUMULATION UNIT VALUE AT BEGINNING OF PERIOD	ACCUMULATION UNIT VALUE AT END OF PERIOD	NUMBER OF UNITS OUTSTANDING AT END OF PERIOD
FTVIP Franklin Income VIP Fund - Class 2
	2007	$12.938	$13.156	0
	2008	$13.156	$9.072	62,172
	2009	$9.072	$12.058	103,677
	2010	$12.058	$13.317	104,570
	2011	$13.317	$13.365	79,414
	2012	$13.365	$14.757	36,736
	2013	$14.757	$16.482	24,638
	2014	$16.482	$16.901	22,984
	2015	$16.901	$15.398	26,136
	2016	$15.398	$17.210	22,503
FTVIP Franklin Mutual Shares VIP Fund - Class 2
	2007	$13.732	$13.927	0
	2008	$13.927	$8.586	29,988
	2009	$8.586	$10.608	31,791
	2010	$10.608	$11.562	30,579
	2011	$11.562	$11.216	31,949
	2012	$11.216	$12.559	27,783
	2013	$12.559	$15.789	24,977
	2014	$15.789	$16.579	22,853
	2015	$16.579	$15.448	22,884
	2016	$15.448	$17.575	22,619
FTVIP Templeton Foreign VIP Fund - Class 2
	2007	$14.766	$16.709	0
	2008	$16.709	$9.765	25,777
	2009	$9.765	$13.118	32,594
	2010	$13.118	$13.939	30,150
	2011	$13.939	$12.211	26,898
	2012	$12.211	$14.150	22,617
	2013	$14.150	$17.056	20,962
	2014	$17.056	$14.857	18,746
	2015	$14.857	$13.618	20,377
	2016	$13.618	$14.306	20,371
Invesco V.I. American Franchise Fund - Series I
	2007	$8.100	$9.286	0
	2008	$9.286	$4.643	42,681
	2009	$4.643	$7.558	37,809
	2010	$7.558	$8.878	17,998
	2011	$8.878	$8.165	14,319
	2012	$8.165	$9.102	72,126
	2013	$9.102	$12.503	65,094
	2014	$12.503	$13.290	59,362
	2015	$13.290	$13.679	55,425
	2016	$13.679	$13.713	55,132
Invesco V.I. American Franchise Fund - Series II
	2007	$7.989	$9.133	0
	2008	$9.133	$4.555	168,257
	2009	$4.555	$7.396	130,459
	2010	$7.396	$8.668	117,452
	2011	$8.668	$7.954	102,417
	2012	$7.954	$8.841	94,178
	2013	$8.841	$12.114	77,356
	2014	$12.114	$12.844	74,379
	2015	$12.844	$13.188	69,297
	2016	$13.188	$13.188	68,312

158

	FOR THE YEAR ENDING DECEMBER 31	ACCUMULATION UNIT VALUE AT BEGINNING OF PERIOD	ACCUMULATION UNIT VALUE AT END OF PERIOD	NUMBER OF UNITS OUTSTANDING AT END OF PERIOD
Invesco V.I. American Value Fund - Series I
	2007	$14.083	$14.886	1,840
	2008	$14.886	$8.566	199,187
	2009	$8.566	$11.689	170,478
	2010	$11.689	$14.006	151,060
	2011	$14.006	$13.856	118,362
	2012	$13.856	$15.931	96,720
	2013	$15.931	$20.966	82,871
	2014	$20.966	$22.555	75,704
	2015	$22.555	$20.091	74,255
	2016	$20.091	$22.745	73,156
Invesco V.I. Capital Appreciation Fund - Series I
	2007	$10.079	$11.065	0
	2008	$11.065	$6.237	109,296
	2009	$6.237	$7.402	97,866
	2010	$7.402	$8.379	82,857
	2011	$8.379	$7.564	70,037
	2012	$7.564	$8.676	0
Invesco V.I. Comstock Fund - Series II
	2007	$13.735	$13.148	1,428
	2008	$13.148	$8.273	326,791
	2009	$8.273	$10.413	302,271
	2010	$10.413	$11.809	230,510
	2011	$11.809	$11.332	192,669
	2012	$11.332	$13.209	146,607
	2013	$13.209	$17.564	118,946
	2014	$17.564	$18.783	108,319
	2015	$18.783	$17.270	94,410
	2016	$17.270	$19.805	93,277
Invesco V.I. Core Equity Fund - Series I
	2007	$10.771	$11.413	92,646
	2008	$11.413	$7.815	73,163
	2009	$7.815	$9.828	49,461
	2010	$9.828	$10.554	41,197
	2011	$10.554	$10.338	33,540
	2012	$10.338	$11.540	30,623
	2013	$11.540	$14.620	31,750
	2014	$14.620	$15.498	27,423
	2015	$15.498	$14.315	22,338
	2016	$14.315	$15.472	21,129
Invesco V.I. Diversified Dividend Fund - Series II
	2007	$11.078	$11.281	2,240
	2008	$11.281	$7.026	209,702
	2009	$7.026	$8.535	176,627
	2010	$8.535	$9.220	124,662
	2011	$9.220	$9.032	113,113
	2012	$9.032	$10.479	88,412
	2013	$10.479	$13.432	79,021
	2014	$13.432	$14.816	76,344
	2015	$14.816	$14.786	68,541
	2016	$14.786	$16.602	66,870

159

	FOR THE YEAR ENDING DECEMBER 31	ACCUMULATION UNIT VALUE AT BEGINNING OF PERIOD	ACCUMULATION UNIT VALUE AT END OF PERIOD	NUMBER OF UNITS OUTSTANDING AT END OF PERIOD
Invesco V.I. Equity and Income Fund - Series II
	2011	$10.000	$12.256	23,954
	2012	$12.256	$13.501	18,992
	2013	$13.501	$16.527	13,619
	2014	$16.527	$17.620	12,726
	2015	$17.620	$16.825	11,955
	2016	$16.825	$18.939	11,329
Invesco V.I. Global Core Equity Fund - Series II
	2011	$10.000	$9.764	70,732
	2012	$9.764	$10.854	65,145
	2013	$10.854	$13.006	55,889
	2014	$13.006	$12.810	53,367
	2015	$12.810	$12.350	47,153
	2016	$12.350	$12.893	46,791
Invesco V.I. Global Dividend Growth Fund - Series II
	2007	$14.877	$15.568	0
	2008	$15.568	$8.989	112,685
	2009	$8.989	$10.231	112,510
	2010	$10.231	$11.221	83,482
	2011	$11.221	$12.082	0
Invesco V.I. High Yield Fund - Series II
	2013	$10.000	$14.110	31,162
	2014	$14.110	$14.049	31,254
	2015	$14.049	$13.307	11,256
	2016	$13.307	$14.457	10,998
Invesco V.I. High Yield Securities Fund - Series II
	2007	$10.016	$10.200	0
	2008	$10.200	$7.679	46,635
	2009	$7.679	$10.859	31,017
	2010	$10.859	$11.703	33,056
	2011	$11.703	$11.662	15,149
	2012	$11.662	$13.546	13,919
	2013	$13.546	$13.949	0
Invesco V.I. Income Builder Fund - Series II
	2007	$12.984	$13.090	0
	2008	$13.090	$9.438	39,067
	2009	$9.438	$11.555	33,967
	2010	$11.555	$12.701	27,810
	2011	$12.701	$13.493	0
Invesco V.I. Mid Cap Core Equity Fund - Series I
	2007	$12.411	$13.325	0
	2008	$13.325	$9.337	4,005
	2009	$9.337	$11.917	7,917
	2010	$11.917	$13.330	9,309
	2011	$13.330	$12.233	9,654
	2012	$12.233	$13.304	8,925
	2013	$13.304	$16.798	7,426
	2014	$16.798	$17.195	6,961
	2015	$17.195	$16.176	6,742
	2016	$16.176	$17.986	6,036

160

	FOR THE YEAR ENDING DECEMBER 31	ACCUMULATION UNIT VALUE AT BEGINNING OF PERIOD	ACCUMULATION UNIT VALUE AT END OF PERIOD	NUMBER OF UNITS OUTSTANDING AT END OF PERIOD
Invesco V.I. Mid Cap Growth Fund - Series II
	2007	$12.431	$14.328	0
	2008	$14.328	$7.467	25,008
	2009	$7.467	$11.446	28,853
	2010	$11.446	$14.279	24,837
	2011	$14.279	$12.687	23,695
	2012	$12.687	$13.881	12,002
	2013	$13.881	$18.586	10,613
	2014	$18.586	$19.619	10,150
	2015	$19.619	$19.431	11,237
	2016	$19.431	$19.156	11,356
Invesco V.I. S&P 500 Index Fund - Series II
	2007	$11.168	$11.493	28
	2008	$11.493	$7.067	206,916
	2009	$7.067	$8.732	227,961
	2010	$8.732	$9.808	191,650
	2011	$9.808	$9.762	125,335
	2012	$9.762	$11.052	113,843
	2013	$11.052	$14.252	107,380
	2014	$14.252	$15.780	93,033
	2015	$15.780	$15.588	80,890
	2016	$15.588	$16.991	80,436
Morgan Stanley VIS - Global Infrastructure Portfolio - Class Y
	2007	$11.165	$13.136	0
	2008	$13.136	$8.569	42,092
	2009	$8.569	$9.981	44,954
	2010	$9.981	$10.443	42,122
	2011	$10.443	$11.856	30,094
	2012	$11.856	$13.764	20,723
	2013	$13.764	$15.858	15,193
	2014	$15.858	$16.750	0
Morgan Stanley VIS Aggressive Equity Portfolio - Class Y
	2007	$11.961	$13.995	2,599
	2008	$13.995	$6.996	54,792
	2009	$6.996	$11.593	52,502
	2010	$11.593	$14.288	50,679
	2011	$14.288	$12.942	36,717
	2012	$12.942	$14.158	31,806
	2013	$14.158	$15.004	0
Morgan Stanley VIS European Equity Portfolio - Class Y
	2007	$13.796	$15.596	1,531
	2008	$15.596	$8.737	126,101
	2009	$8.737	$10.912	102,204
	2010	$10.912	$11.440	81,507
	2011	$11.440	$10.109	70,579
	2012	$10.109	$11.708	65,471
	2013	$11.708	$14.598	42,024
	2014	$14.598	$12.969	43,693
	2015	$12.969	$12.026	36,652
	2016	$12.026	$11.465	34,306
Morgan Stanley VIS Global Advantage Portfolio - Class Y
	2007	$11.853	$13.555	29
	2008	$13.555	$7.446	35,058
	2009	$7.446	$7.103	0

161

	FOR THE YEAR ENDING DECEMBER 31	ACCUMULATION UNIT VALUE AT BEGINNING OF PERIOD	ACCUMULATION UNIT VALUE AT END OF PERIOD	NUMBER OF UNITS OUTSTANDING AT END OF PERIOD
Morgan Stanley VIS Income Plus Portfolio - Class Y
	2007	$12.217	$12.660	1,755
	2008	$12.660	$11.278	99,535
	2009	$11.278	$13.520	107,824
	2010	$13.520	$14.446	96,203
	2011	$14.446	$14.828	72,854
	2012	$14.828	$16.543	67,114
	2013	$16.543	$16.347	55,960
	2014	$16.347	$17.209	53,960
	2015	$17.209	$16.493	47,010
	2016	$16.493	$17.248	44,500
Morgan Stanley VIS Limited Duration Portfolio - Class Y
	2007	$10.499	$10.578	0
	2008	$10.578	$8.791	121,824
	2009	$8.791	$9.095	120,481
	2010	$9.095	$9.113	109,322
	2011	$9.113	$9.152	95,285
	2012	$9.152	$9.244	87,634
	2013	$9.244	$9.070	79,330
	2014	$9.070	$8.964	79,719
	2015	$8.964	$8.759	75,638
	2016	$8.759	$8.998	75,120
Morgan Stanley VIS Money Market Portfolio - Class Y
	2007	$9.922	$10.178	1,595
	2008	$10.178	$10.195	212,875
	2009	$10.195	$9.995	123,533
	2010	$9.995	$9.798	98,460
	2011	$9.798	$9.605	88,744
	2012	$9.605	$9.416	97,215
	2013	$9.416	$9.230	94,598
	2014	$9.230	$9.048	86,152
	2015	$9.048	$8.870	85,002
	2016	$8.870	$8.812	0
Morgan Stanley VIS Multi Cap Growth Portfolio - Class Y
	2007	$10.885	$12.721	377
	2008	$12.721	$6.515	239,880
	2009	$6.515	$10.911	185,316
	2010	$10.911	$13.628	164,878
	2011	$13.628	$12.428	136,188
	2012	$12.428	$13.655	108,201
	2013	$13.655	$20.127	103,847
	2014	$20.127	$20.802	92,061
	2015	$20.802	$22.090	84,695
	2016	$22.090	$20.865	67,294
Morgan Stanley VIS Strategist Portfolio - Class Y
	2007	$13.301	$14.128	1,599
	2008	$14.128	$10.497	122,578
	2009	$10.497	$12.289	121,079
	2010	$12.289	$12.828	106,441
	2011	$12.828	$11.553	96,812
	2012	$11.553	$12.079	77,779
	2013	$12.079	$12.842	0

162

	FOR THE YEAR ENDING DECEMBER 31	ACCUMULATION UNIT VALUE AT BEGINNING OF PERIOD	ACCUMULATION UNIT VALUE AT END OF PERIOD	NUMBER OF UNITS OUTSTANDING AT END OF PERIOD
Putnam VT Growth and Income Fund - Class IB
	2007	$11.940	$10.996	27
	2008	$10.996	$6.607	39,230
	2009	$6.607	$8.407	27,192
	2010	$8.407	$9.425	23,765
	2011	$9.425	$8.810	13,818
	2012	$8.810	$10.288	11,793
	2013	$10.288	$13.682	10,852
	2014	$13.682	$14.850	9,061
	2015	$14.850	$13.460	10,056
	2016	$13.460	$15.176	9,737
Putnam VT Growth Opportunities Fund - Class IB
	2016	$10.000	$10.050	32,555
Putnam VT International Equity Fund - Class IB
	2007	$14.604	$15.511	984
	2008	$15.511	$8.521	139,346
	2009	$8.521	$10.410	111,869
	2010	$10.410	$11.227	91,156
	2011	$11.227	$9.141	80,188
	2012	$9.141	$10.924	66,467
	2013	$10.924	$13.713	50,595
	2014	$13.713	$12.530	46,834
	2015	$12.530	$12.300	39,817
	2016	$12.300	$11.761	38,853
Putnam VT Small Cap Value Fund - Class IB
	2007	$15.929	$13.626	678
	2008	$13.626	$8.098	89,724
	2009	$8.098	$10.441	82,054
	2010	$10.441	$12.894	74,391
	2011	$12.894	$12.042	62,647
	2012	$12.042	$13.867	54,738
	2013	$13.867	$18.976	53,706
	2014	$18.976	$19.239	50,002
	2015	$19.239	$18.058	47,033
	2016	$18.058	$22.569	45,874
Putnam VT Voyager Fund - Class IB
	2007	$8.842	$9.144	2,176
	2008	$9.144	$5.644	78,389
	2009	$5.644	$9.067	69,699
	2010	$9.067	$10.736	61,979
	2011	$10.736	$8.645	55,173
	2012	$8.645	$9.679	36,802
	2013	$9.679	$13.637	31,170
	2014	$13.637	$14.666	29,243
	2015	$14.666	$13.497	27,021
	2016	$13.497	$13.505	0
UIF Emerging Markets Equity Portfolio, Class I
	2007	$27.179	$37.414	111
	2008	$37.414	$15.906	35,101
	2009	$15.906	$26.481	34,789
	2010	$26.481	$30.896	37,939
	2011	$30.896	$24.767	28,176
	2012	$24.767	$29.120	21,919
	2013	$29.120	$28.250	15,917
	2014	$28.250	$26.447	14,794
	2015	$26.447	$23.152	13,320
	2016	$23.152	$24.224	13,320
UIF Global Infrastructure - Class II
	2014	$10.000	$17.920	15,025
	2015	$17.920	$15.126	14,752
	2016	$15.126	$17.046	10,517

163

	FOR THE YEAR ENDING DECEMBER 31	ACCUMULATION UNIT VALUE AT BEGINNING OF PERIOD	ACCUMULATION UNIT VALUE AT END OF PERIOD	NUMBER OF UNITS OUTSTANDING AT END OF PERIOD
UIF Global Strategist Portfolio, Class I
	2007	$14.208	$15.957	0
	2008	$15.957	$8.661	57,496
	2009	$8.661	$11.251	63,131
	2010	$11.251	$11.655	40,783
	2011	$11.655	$11.004	27,278
	2012	$11.004	$12.279	24,868
	2013	$12.279	$13.956	22,376
	2014	$13.956	$13.974	22,280
	2015	$13.974	$12.821	17,781
	2016	$12.821	$13.269	17,456
UIF Global Strategist Portfolio, Class II
	2013	$10.000	$13.961	65,558
	2014	$13.961	$13.957	62,193
	2015	$13.957	$12.788	52,318
	2016	$12.788	$13.224	50,686
UIF Growth Portfolio, Class I
	2007	$10.179	$12.161	0
	2008	$12.161	$6.057	42,698
	2009	$6.057	$9.829	36,081
	2010	$9.829	$11.837	26,719
	2011	$11.837	$11.279	21,003
	2012	$11.279	$12.644	18,366
	2013	$12.644	$18.352	18,654
	2014	$18.352	$19.133	18,300
	2015	$19.133	$21.049	17,472
	2016	$21.049	$20.296	17,206
UIF Mid Cap Growth Portfolio, Class I
	2007	$14.914	$17.930	0
	2008	$17.930	$9.355	84,787
	2009	$9.355	$14.457	74,416
	2010	$14.457	$18.751	66,842
	2011	$18.751	$17.071	41,625
	2012	$17.071	$18.187	33,076
	2013	$18.187	$24.510	26,331
	2014	$24.510	$24.497	22,815
	2015	$24.497	$22.596	21,779
	2016	$22.596	$20.204	21,423
UIF U.S. Real Estate Portfolio, Class I
	2007	$27.852	$22.637	150
	2008	$22.637	$13.780	63,258
	2009	$13.780	$17.336	59,700
	2010	$17.336	$22.085	40,102
	2011	$22.085	$22.930	33,271
	2012	$22.930	$26.034	29,460
	2013	$26.034	$26.042	27,723
	2014	$26.042	$33.114	25,635
	2015	$33.114	$33.163	22,899
	2016	$33.163	$34.723	22,632
*    The Accumulation Unit Values in this table reflect a mortality and expense risk charge of 1.90% and an administrative expense charge of 0.10%.

164

Morgan Stanley Variable Annuity 3 - SAI
ACCUMULATION UNIT VALUE AND NUMBER OF ACCUMULATION UNITS OUTSTANDING FOR
EACH VARIABLE SUB-ACCOUNT*
WITH THE ENHANCED EARNINGS DEATH BENEFIT PLUS OPTION (AGE 56-65) AND THE INCOME AND DEATH
BENEFIT COMBINATION OPTION 2
Mortality & Expense = 2.0

	FOR THE YEAR ENDING DECEMBER 31	ACCUMULATION UNIT VALUE AT BEGINNING OF PERIOD	ACCUMULATION UNIT VALUE AT END OF PERIOD	NUMBER OF UNITS OUTSTANDING AT END OF PERIOD
AB VPS Growth & Income Portfolio - Class B
	2007	$11.956	$12.275	230,982
	2008	$12.275	$7.128	174,325
	2009	$7.128	$8.401	157,489
	2010	$8.401	$9.279	118,669
	2011	$9.279	$9.638	103,055
	2012	$9.638	$11.065	92,565
	2013	$11.065	$14.583	91,782
	2014	$14.583	$15.607	68,987
	2015	$15.607	$15.501	65,286
	2016	$15.501	$16.860	57,654
AB VPS Growth Portfolio - Class B
	2007	$10.004	$11.035	41,458
	2008	$11.035	$6.203	37,662
	2009	$6.203	$8.070	30,584
	2010	$8.070	$9.072	26,258
	2011	$9.072	$8.970	18,943
	2012	$8.970	$9.975	18,449
	2013	$9.975	$13.063	16,502
	2014	$13.063	$14.450	17,270
	2015	$14.450	$15.397	13,571
	2016	$15.397	$15.206	11,729
AB VPS Large Cap Growth Portfolio - Class B
	2007	$8.826	$9.818	62,341
	2008	$9.818	$5.785	54,100
	2009	$5.785	$7.767	44,603
	2010	$7.767	$8.354	34,697
	2011	$8.354	$7.913	32,727
	2012	$7.913	$8.997	28,656
	2013	$8.997	$12.070	20,140
	2014	$12.070	$13.455	17,877
	2015	$13.455	$14.606	15,466
	2016	$14.606	$14.640	12,499
Fidelity VIP Government Money Market Portfolio - Service Class 2
	2016	$10.000	$9.861	69,801
FTVIP Franklin High Income VIP Fund - Class 2
	2007	$11.548	$11.614	7,130
	2008	$11.614	$8.714	9,869
	2009	$8.714	$12.176	17,004
	2010	$12.176	$13.504	16,094
	2011	$13.504	$13.827	16,495
	2012	$13.827	$15.646	10,500
	2013	$15.646	$16.520	10,190
	2014	$16.520	$16.173	12,647
	2015	$16.173	$14.392	11,048
	2016	$14.392	$16.483	9,746

165

	FOR THE YEAR ENDING DECEMBER 31	ACCUMULATION UNIT VALUE AT BEGINNING OF PERIOD	ACCUMULATION UNIT VALUE AT END OF PERIOD	NUMBER OF UNITS OUTSTANDING AT END OF PERIOD
FTVIP Franklin Income VIP Fund - Class 2
	2007	$12.905	$13.110	71,526
	2008	$13.110	$9.030	70,688
	2009	$9.030	$11.990	85,415
	2010	$11.990	$13.229	68,432
	2011	$13.229	$13.263	64,472
	2012	$13.263	$14.630	54,953
	2013	$14.630	$16.324	53,384
	2014	$16.324	$16.722	35,888
	2015	$16.722	$15.220	40,138
	2016	$15.220	$16.994	36,758
FTVIP Franklin Mutual Shares VIP Fund - Class 2
	2007	$13.697	$13.877	44,548
	2008	$13.877	$8.546	52,277
	2009	$8.546	$10.548	50,599
	2010	$10.548	$11.485	37,942
	2011	$11.485	$11.130	29,991
	2012	$11.130	$12.450	24,580
	2013	$12.450	$15.637	24,162
	2014	$15.637	$16.403	19,791
	2015	$16.403	$15.269	19,524
	2016	$15.269	$17.354	38,501
FTVIP Templeton Foreign VIP Fund - Class 2
	2007	$14.728	$16.649	37,435
	2008	$16.649	$9.720	28,809
	2009	$9.720	$13.044	27,245
	2010	$13.044	$13.847	21,873
	2011	$13.847	$12.117	13,600
	2012	$12.117	$14.028	5,316
	2013	$14.028	$16.892	6,327
	2014	$16.892	$14.700	9,072
	2015	$14.700	$13.459	8,761
	2016	$13.459	$14.126	9,975
Invesco V.I. American Franchise Fund - Series I
	2007	$8.056	$9.225	18,957
	2008	$9.225	$4.608	18,487
	2009	$4.608	$7.493	18,313
	2010	$7.493	$8.794	15,996
	2011	$8.794	$8.080	8,242
	2012	$8.080	$8.998	30,392
	2013	$8.998	$12.347	28,813
	2014	$12.347	$13.111	27,208
	2015	$13.111	$13.481	25,476
	2016	$13.481	$13.501	23,604
Invesco V.I. American Franchise Fund - Series II
	2007	$7.945	$9.074	134,512
	2008	$9.074	$4.521	119,170
	2009	$4.521	$7.333	102,758
	2010	$7.333	$8.586	70,716
	2011	$8.586	$7.871	61,786
	2012	$7.871	$8.739	54,349
	2013	$8.739	$11.963	45,591
	2014	$11.963	$12.672	41,565
	2015	$12.672	$12.998	37,380
	2016	$12.998	$12.985	34,386

166

	FOR THE YEAR ENDING DECEMBER 31	ACCUMULATION UNIT VALUE AT BEGINNING OF PERIOD	ACCUMULATION UNIT VALUE AT END OF PERIOD	NUMBER OF UNITS OUTSTANDING AT END OF PERIOD
Invesco V.I. American Value Fund - Series I
	2007	$14.006	$14.789	190,328
	2008	$14.789	$8.502	143,376
	2009	$8.502	$11.589	125,621
	2010	$11.589	$13.873	111,571
	2011	$13.873	$13.710	93,195
	2012	$13.710	$15.748	74,151
	2013	$15.748	$20.705	70,982
	2014	$20.705	$22.252	61,113
	2015	$22.252	$19.801	49,811
	2016	$19.801	$22.395	44,399
Invesco V.I. Capital Appreciation Fund - Series I
	2007	$10.023	$10.993	54,593
	2008	$10.993	$6.190	39,955
	2009	$6.190	$7.339	39,443
	2010	$7.339	$8.300	31,971
	2011	$8.300	$7.485	26,357
	2012	$7.485	$8.583	0
Invesco V.I. Comstock Fund - Series II
	2007	$13.671	$13.074	345,722
	2008	$13.074	$8.218	266,416
	2009	$8.218	$10.334	243,712
	2010	$10.334	$11.708	213,309
	2011	$11.708	$11.223	180,239
	2012	$11.223	$13.069	149,718
	2013	$13.069	$17.360	139,410
	2014	$17.360	$18.546	121,294
	2015	$18.546	$17.036	113,825
	2016	$17.036	$19.517	103,681
Invesco V.I. Core Equity Fund - Series I
	2007	$10.763	$11.394	62,455
	2008	$11.394	$7.794	46,965
	2009	$7.794	$9.792	39,166
	2010	$9.792	$10.504	36,875
	2011	$10.504	$10.280	32,401
	2012	$10.280	$11.463	29,806
	2013	$11.463	$14.508	26,984
	2014	$14.508	$15.364	27,403
	2015	$15.364	$14.177	26,777
	2016	$14.177	$15.308	26,814
Invesco V.I. Diversified Dividend Fund - Series II
	2007	$11.017	$11.207	182,748
	2008	$11.207	$6.973	127,248
	2009	$6.973	$8.463	115,542
	2010	$8.463	$9.132	102,315
	2011	$9.132	$8.937	93,435
	2012	$8.937	$10.359	83,404
	2013	$10.359	$13.264	82,913
	2014	$13.264	$14.617	76,334
	2015	$14.617	$14.573	66,804
	2016	$14.573	$16.346	62,269

167

	FOR THE YEAR ENDING DECEMBER 31	ACCUMULATION UNIT VALUE AT BEGINNING OF PERIOD	ACCUMULATION UNIT VALUE AT END OF PERIOD	NUMBER OF UNITS OUTSTANDING AT END OF PERIOD
Invesco V.I. Equity and Income Fund - Series II
	2011	$10.000	$12.128	46,079
	2012	$12.128	$13.346	37,915
	2013	$13.346	$16.321	35,286
	2014	$16.321	$17.383	24,396
	2015	$17.383	$16.582	22,160
	2016	$16.582	$18.647	21,391
Invesco V.I. Global Core Equity Fund - Series II
	2011	$10.000	$9.662	63,505
	2012	$9.662	$10.729	53,328
	2013	$10.729	$12.844	47,106
	2014	$12.844	$12.638	44,804
	2015	$12.638	$12.171	41,086
	2016	$12.171	$12.694	37,063
Invesco V.I. Global Dividend Growth Fund - Series II
	2007	$14.795	$15.466	109,486
	2008	$15.466	$8.922	86,664
	2009	$8.922	$10.144	80,976
	2010	$10.144	$11.114	69,533
	2011	$11.114	$11.964	0
Invesco V.I. High Yield Fund - Series II
	2013	$10.000	$13.934	8,459
	2014	$13.934	$13.861	8,110
	2015	$13.861	$13.115	7,337
	2016	$13.115	$14.234	5,145
Invesco V.I. High Yield Securities Fund - Series II
	2007	$9.961	$10.133	28,957
	2008	$10.133	$7.621	26,069
	2009	$7.621	$10.767	25,915
	2010	$10.767	$11.592	13,579
	2011	$11.592	$11.540	11,120
	2012	$11.540	$13.390	8,343
	2013	$13.390	$13.784	0
Invesco V.I. Income Builder Fund - Series II
	2007	$12.913	$13.005	97,907
	2008	$13.005	$9.367	73,271
	2009	$9.367	$11.456	63,804
	2010	$11.456	$12.580	57,138
	2011	$12.580	$13.360	0
Invesco V.I. Mid Cap Core Equity Fund - Series I
	2007	$12.382	$13.281	2,079
	2008	$13.281	$9.296	1,158
	2009	$9.296	$11.852	906
	2010	$11.852	$13.244	904
	2011	$13.244	$12.142	1,172
	2012	$12.142	$13.192	2,195
	2013	$13.192	$16.640	7,155
	2014	$16.640	$17.017	3,911
	2015	$17.017	$15.992	3,763
	2016	$15.992	$17.764	3,541

168

	FOR THE YEAR ENDING DECEMBER 31	ACCUMULATION UNIT VALUE AT BEGINNING OF PERIOD	ACCUMULATION UNIT VALUE AT END OF PERIOD	NUMBER OF UNITS OUTSTANDING AT END OF PERIOD
Invesco V.I. Mid Cap Growth Fund - Series II
	2007	$12.401	$14.279	11,266
	2008	$14.279	$7.433	9,207
	2009	$7.433	$11.382	18,488
	2010	$11.382	$14.186	15,503
	2011	$14.186	$12.591	13,165
	2012	$12.591	$13.762	5,493
	2013	$13.762	$18.409	3,900
	2014	$18.409	$19.413	2,924
	2015	$19.413	$19.208	2,905
	2016	$19.208	$18.917	2,295
Invesco V.I. S&P 500 Index Fund - Series II
	2007	$11.106	$11.418	151,825
	2008	$11.418	$7.014	116,174
	2009	$7.014	$8.658	103,465
	2010	$8.658	$9.715	88,244
	2011	$9.715	$9.659	74,885
	2012	$9.659	$10.926	64,992
	2013	$10.926	$14.075	67,553
	2014	$14.075	$15.568	54,933
	2015	$15.568	$15.363	43,770
	2016	$15.363	$16.729	44,540
Morgan Stanley VIS - Global Infrastructure Portfolio - Class Y
	2007	$11.103	$13.050	67,393
	2008	$13.050	$8.504	46,246
	2009	$8.504	$9.896	45,644
	2010	$9.896	$10.344	45,701
	2011	$10.344	$11.732	44,607
	2012	$11.732	$13.606	34,233
	2013	$13.606	$15.661	28,364
	2014	$15.661	$16.537	0
Morgan Stanley VIS Aggressive Equity Portfolio - Class Y
	2007	$11.895	$13.904	63,859
	2008	$13.904	$6.943	58,722
	2009	$6.943	$11.495	45,704
	2010	$11.495	$14.152	35,857
	2011	$14.152	$12.806	31,654
	2012	$12.806	$13.996	26,035
	2013	$13.996	$14.827	0
Morgan Stanley VIS European Equity Portfolio - Class Y
	2007	$13.720	$15.495	41,438
	2008	$15.495	$8.672	31,553
	2009	$8.672	$10.819	26,107
	2010	$10.819	$11.332	21,558
	2011	$11.332	$10.003	14,164
	2012	$10.003	$11.574	12,728
	2013	$11.574	$14.416	8,565
	2014	$14.416	$12.794	8,321
	2015	$12.794	$11.852	6,613
	2016	$11.852	$11.288	5,193
Morgan Stanley VIS Global Advantage Portfolio - Class Y
	2007	$11.788	$13.467	13,718
	2008	$13.467	$7.390	12,561
	2009	$7.390	$7.048	0

169

	FOR THE YEAR ENDING DECEMBER 31	ACCUMULATION UNIT VALUE AT BEGINNING OF PERIOD	ACCUMULATION UNIT VALUE AT END OF PERIOD	NUMBER OF UNITS OUTSTANDING AT END OF PERIOD
Morgan Stanley VIS Income Plus Portfolio - Class Y
	2007	$12.149	$12.577	184,391
	2008	$12.577	$11.194	128,474
	2009	$11.194	$13.405	133,825
	2010	$13.405	$14.309	85,823
	2011	$14.309	$14.673	78,038
	2012	$14.673	$16.353	65,414
	2013	$16.353	$16.143	64,852
	2014	$16.143	$16.977	64,205
	2015	$16.977	$16.255	51,411
	2016	$16.255	$16.982	44,538
Morgan Stanley VIS Limited Duration Portfolio - Class Y
	2007	$10.441	$10.509	177,941
	2008	$10.509	$8.725	99,227
	2009	$8.725	$9.018	92,527
	2010	$9.018	$9.027	85,102
	2011	$9.027	$9.056	60,970
	2012	$9.056	$9.138	51,525
	2013	$9.138	$8.957	52,804
	2014	$8.957	$8.844	46,382
	2015	$8.844	$8.633	42,230
	2016	$8.633	$8.860	31,545
Morgan Stanley VIS Money Market Portfolio - Class Y
	2007	$9.867	$10.112	177,576
	2008	$10.112	$10.119	231,651
	2009	$10.119	$9.910	109,666
	2010	$9.910	$9.705	176,548
	2011	$9.705	$9.505	103,649
	2012	$9.505	$9.308	112,787
	2013	$9.308	$9.115	71,112
	2014	$9.115	$8.927	67,485
	2015	$8.927	$8.742	108,461
	2016	$8.742	$8.682	0
Morgan Stanley VIS Multi Cap Growth Portfolio - Class Y
	2007	$10.825	$12.638	146,580
	2008	$12.638	$6.466	102,234
	2009	$6.466	$10.818	91,388
	2010	$10.818	$13.499	79,204
	2011	$13.499	$12.298	63,208
	2012	$12.298	$13.498	49,041
	2013	$13.498	$19.876	60,062
	2014	$19.876	$20.523	48,496
	2015	$20.523	$21.772	46,109
	2016	$21.772	$20.543	40,385
Morgan Stanley VIS Strategist Portfolio - Class Y
	2007	$13.228	$14.036	94,253
	2008	$14.036	$10.418	57,317
	2009	$10.418	$12.184	62,779
	2010	$12.184	$12.707	57,857
	2011	$12.707	$11.432	48,146
	2012	$11.432	$11.941	41,681
	2013	$11.941	$12.690	0

170

	FOR THE YEAR ENDING DECEMBER 31	ACCUMULATION UNIT VALUE AT BEGINNING OF PERIOD	ACCUMULATION UNIT VALUE AT END OF PERIOD	NUMBER OF UNITS OUTSTANDING AT END OF PERIOD
Putnam VT Growth and Income Fund - Class IB
	2007	$11.874	$10.924	38,180
	2008	$10.924	$6.557	25,120
	2009	$6.557	$8.335	21,438
	2010	$8.335	$9.336	18,748
	2011	$9.336	$8.718	21,496
	2012	$8.718	$10.170	19,933
	2013	$10.170	$13.511	17,028
	2014	$13.511	$14.651	16,844
	2015	$14.651	$13.266	15,715
	2016	$13.266	$14.942	12,981
Putnam VT Growth Opportunities Fund - Class IB
	2016	$10.000	$10.049	21,120
Putnam VT International Equity Fund - Class IB
	2007	$14.524	$15.410	109,830
	2008	$15.410	$8.457	86,809
	2009	$8.457	$10.321	84,549
	2010	$10.321	$11.120	69,749
	2011	$11.120	$9.045	64,606
	2012	$9.045	$10.798	44,991
	2013	$10.798	$13.542	40,951
	2014	$13.542	$12.362	28,352
	2015	$12.362	$12.122	28,266
	2016	$12.122	$11.579	21,663
Putnam VT Small Cap Value Fund - Class IB
	2007	$15.855	$13.549	85,051
	2008	$13.549	$8.045	65,444
	2009	$8.045	$10.361	64,978
	2010	$10.361	$12.783	60,866
	2011	$12.783	$11.926	47,783
	2012	$11.926	$13.720	29,510
	2013	$13.720	$18.756	27,869
	2014	$18.756	$18.997	27,371
	2015	$18.997	$17.813	26,980
	2016	$17.813	$22.240	21,219
Putnam VT Voyager Fund - Class IB
	2007	$8.793	$9.085	29,945
	2008	$9.085	$5.601	21,824
	2009	$5.601	$8.990	27,353
	2010	$8.990	$10.634	26,213
	2011	$10.634	$8.555	41,421
	2012	$8.555	$9.568	34,873
	2013	$9.568	$13.467	25,996
	2014	$13.467	$14.469	24,112
	2015	$14.469	$13.302	23,161
	2016	$13.302	$13.298	0

171

	FOR THE YEAR ENDING DECEMBER 31	ACCUMULATION UNIT VALUE AT BEGINNING OF PERIOD	ACCUMULATION UNIT VALUE AT END OF PERIOD	NUMBER OF UNITS OUTSTANDING AT END OF PERIOD
UIF Emerging Markets Equity Portfolio, Class I
	2007	$27.029	$37.170	34,672
	2008	$37.170	$15.787	25,710
	2009	$15.787	$26.256	27,395
	2010	$26.256	$30.603	26,002
	2011	$30.603	$24.508	17,077
	2012	$24.508	$28.786	11,630
	2013	$28.786	$27.898	10,082
	2014	$27.898	$26.092	6,306
	2015	$26.092	$22.818	5,874
	2016	$22.818	$23.851	5,099
UIF Global Infrastructure - Class II
	2014	$10.000	$17.679	27,154
	2015	$17.679	$14.907	25,561
	2016	$14.907	$16.783	21,830
UIF Global Strategist Portfolio, Class I
	2007	$14.130	$15.853	34,304
	2008	$15.853	$8.596	28,913
	2009	$8.596	$11.155	31,313
	2010	$11.155	$11.544	22,166
	2011	$11.544	$10.889	21,839
	2012	$10.889	$12.138	20,194
	2013	$12.138	$13.782	22,964
	2014	$13.782	$13.786	22,339
	2015	$13.786	$12.636	17,185
	2016	$12.636	$13.064	15,602
UIF Global Strategist Portfolio, Class II
	2013	$10.000	$13.787	35,021
	2014	$13.787	$13.770	32,841
	2015	$13.770	$12.603	31,593
	2016	$12.603	$13.020	28,483
UIF Growth Portfolio, Class I
	2007	$10.123	$12.082	34,827
	2008	$12.082	$6.011	30,390
	2009	$6.011	$9.745	27,387
	2010	$9.745	$11.725	17,619
	2011	$11.725	$11.160	12,542
	2012	$11.160	$12.499	10,453
	2013	$12.499	$18.123	9,993
	2014	$18.123	$18.875	11,045
	2015	$18.875	$20.745	9,336
	2016	$20.745	$19.983	8,686
UIF Mid Cap Growth Portfolio, Class I
	2007	$14.844	$17.828	70,285
	2008	$17.828	$9.293	56,812
	2009	$9.293	$14.347	46,794
	2010	$14.347	$18.589	43,440
	2011	$18.589	$16.907	36,257
	2012	$16.907	$17.994	31,068
	2013	$17.994	$24.225	26,115
	2014	$24.225	$24.189	19,991
	2015	$24.189	$22.289	19,588
	2016	$22.289	$19.910	15,486

172

	FOR THE YEAR ENDING DECEMBER 31	ACCUMULATION UNIT VALUE AT BEGINNING OF PERIOD	ACCUMULATION UNIT VALUE AT END OF PERIOD	NUMBER OF UNITS OUTSTANDING AT END OF PERIOD
UIF U.S. Real Estate Portfolio, Class I
	2007	$27.699	$22.490	71,659
	2008	$22.490	$13.676	53,810
	2009	$13.676	$17.189	47,674
	2010	$17.189	$21.875	45,344
	2011	$21.875	$22.690	43,223
	2012	$22.690	$25.735	31,566
	2013	$25.735	$25.718	28,863
	2014	$25.718	$32.669	16,641
	2015	$32.669	$32.685	13,876
	2016	$32.685	$34.188	11,054
* The Accumulation Unit Values in this table reflect a mortality and expense risk charge of 2.00% and an administrative expense charge of 0.10%.

173

Allstate Financial
Advisors Separate
Account I

Financial Statements as of December 31, 2016 and for
the years ended December 31, 2016 and 2015 and
Report of Independent Registered Public Accounting
Firm

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM
To the Board of Directors of
Allstate Life Insurance Company and Contractholders of
Allstate Financial Advisors Separate Account I:

We have audited the accompanying statements of net assets of each of the individual sub-accounts disclosed in Note 1 which comprise the Allstate Financial Advisors Separate Account I (the “Account”) as of December 31, 2016, and the related statements of operations for the year or period then ended, the statements of changes in net assets for each of the two years in the period then ended, and the financial highlights in Note 7 for each of the periods presented. These financial statements and financial highlights are the responsibility of the Account’s management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.
We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. The Account is not required to have, nor were we engaged to perform, an audit of their internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Account’s internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of December 31, 2016, by correspondence with the Account’s fund managers. We believe that our audits provide a reasonable basis for our opinion.
In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of each of the individual sub-accounts disclosed in Note 1 which comprise the Allstate Financial Advisors Separate Account I as of December 31, 2016, the results of their operations for the year or period then ended, the changes in their net assets for the two years in the period then ended, and the financial highlights in Note 7 for each of the five years in the period then ended, in conformity with accounting principles generally accepted in the United States of America.

/s/ Deloitte & Touche LLP
Chicago, Illinois
March 31, 2017

ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

STATEMENT OF NET ASSETS
December 31, 2016

	Advanced Series Trust	Advanced Series Trust	Advanced Series Trust	Advanced Series Trust	Advanced Series Trust	Advanced Series Trust
	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account
	AST Academic Strategies Asset Allocation	AST Advanced Strategies	AST Balanced Asset Allocation	AST BlackRock Global Strategies	AST BlackRock Low Duration Bond	AST Bond Portfolio 2018
ASSETS
Investments, at fair value	$4,093,676	$2,193,459	$7,341,448	$19,610	$89,129	$417,175
Due from (to) Allstate Life Insurance Company	—	—	—	—	—	—
Total assets	$4,093,676	$2,193,459	$7,341,448	$19,610	$89,129	$417,175

NET ASSETS
Accumulation units	$4,093,676	$2,193,459	$7,341,448	$19,610	$89,129	$417,175
Contracts in payout (annuitization) period	—	—	—	—	—	—
Total net assets	$4,093,676	$2,193,459	$7,341,448	$19,610	$89,129	$417,175

FUND SHARE INFORMATION
Number of shares	304,816	135,986	467,608	1,575	8,440	33,004
Cost of investments	$3,354,983	$1,480,936	$4,793,637	$15,872	$92,379	$364,217
ACCUMULATION UNIT VALUE (1)
Lowest	$10.03	$12.62	$12.07	$10.61	$9.44	$10.67
Highest	$15.40	$18.75	$17.58	$11.83	$11.74	$13.82

(1) The high and low accumulation unit value (“AUV”) are reported at the same amount where there is only one contract offered for investment in the Sub-Account. Otherwise, when more than one contract is available for investment, a high and low AUV is reported.

See notes to financial statements.

ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

STATEMENT OF NET ASSETS
December 31, 2016

	Advanced Series Trust	Advanced Series Trust	Advanced Series Trust	Advanced Series Trust	Advanced Series Trust	Advanced Series Trust
	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account
	AST Bond Portfolio 2019	AST Bond Portfolio 2022	AST Bond Portfolio 2023	AST Bond Portfolio 2024	AST Bond Portfolio 2026	AST Bond Portfolio 2027
ASSETS
Investments, at fair value	$316,225	$146,854	$56,707	$79,996	$794,438	$332,546
Due from (to) Allstate Life Insurance Company	—	—	—	—	—	—
Total assets	$316,225	$146,854	$56,707	$79,996	$794,438	$332,546

NET ASSETS
Accumulation units	$316,225	$146,854	$56,707	$79,996	$794,438	$332,546
Contracts in payout (annuitization) period	—	—	—	—	—	—
Total net assets	$316,225	$146,854	$56,707	$79,996	$794,438	$332,546

FUND SHARE INFORMATION
Number of shares	30,031	10,967	5,059	7,476	76,906	33,056
Cost of investments	$329,675	$131,275	$49,478	$72,657	$830,373	$352,262
ACCUMULATION UNIT VALUE
Lowest	$10.80	$11.27	$9.69	$9.52	$9.75	$9.77
Highest	$13.96	$12.27	$10.40	$10.08	$10.03	$9.91

See notes to financial statements.

ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

STATEMENT OF NET ASSETS
December 31, 2016

	Advanced Series Trust	Advanced Series Trust	Advanced Series Trust	Advanced Series Trust	Advanced Series Trust	Advanced Series Trust
	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account
	AST Capital Growth Asset Allocation	AST Cohen & Steers Realty	AST Defensive Asset Allocation	AST FI Pyramis® Quantitative	AST Global Real Estate	AST Goldman Sachs Large-Cap Value
ASSETS
Investments, at fair value	$4,411,379	$9,750	$350,055	$1,448,740	$2,187	$77,757
Due from (to) Allstate Life Insurance Company	—	—	—	—	—	—
Total assets	$4,411,379	$9,750	$350,055	$1,448,740	$2,187	$77,757

NET ASSETS
Accumulation units	$4,411,379	$9,750	$350,055	$1,448,740	$2,187	$77,757
Contracts in payout (annuitization) period	—	—	—	—	—	—
Total net assets	$4,411,379	$9,750	$350,055	$1,448,740	$2,187	$77,757

FUND SHARE INFORMATION
Number of shares	273,999	895	32,533	113,627	194	2,746
Cost of investments	$3,163,913	$7,338	$350,055	$1,156,984	$1,414	$69,934
ACCUMULATION UNIT VALUE
Lowest	$11.86	$14.83	$9.67	$10.34	$11.57	$11.65
Highest	$19.09	$29.79	$10.37	$16.70	$21.13	$21.89

See notes to financial statements.

ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

STATEMENT OF NET ASSETS
December 31, 2016

	Advanced Series Trust	Advanced Series Trust	Advanced Series Trust	Advanced Series Trust	Advanced Series Trust	Advanced Series Trust
	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account
	AST Goldman Sachs Mid-Cap Growth	AST Goldman Sachs Multi-Asset	AST Goldman Sachs Small-Cap Value	AST Government Money Market	AST High Yield	AST Hotchkis & Wiley Large-Cap Value
ASSETS
Investments, at fair value	$100,358	$457,320	$8,786	$458,259	$27,938	$1,083
Due from (to) Allstate Life Insurance Company	—	—	—	—	—	—
Total assets	$100,358	$457,320	$8,786	$458,259	$27,938	$1,083

NET ASSETS
Accumulation units	$100,358	$457,320	$8,786	$458,259	$27,938	$1,083
Contracts in payout (annuitization) period	—	—	—	—	—	—
Total net assets	$100,358	$457,320	$8,786	$458,259	$27,938	$1,083

FUND SHARE INFORMATION
Number of shares	13,525	36,238	415	458,259	2,982	43
Cost of investments	$85,303	$369,757	$3,840	$458,259	$22,156	$929
ACCUMULATION UNIT VALUE
Lowest	$15.00	$11.03	$20.32	$8.01	$13.63	$11.71
Highest	$23.17	$15.11	$28.97	$9.55	$17.85	$24.80

See notes to financial statements.

ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

STATEMENT OF NET ASSETS
December 31, 2016

	Advanced Series Trust	Advanced Series Trust	Advanced Series Trust	Advanced Series Trust	Advanced Series Trust	Advanced Series Trust
	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account
	AST International Growth	AST International Value	AST Investment Grade Bond	AST J.P. Morgan Global Thematic	AST J.P. Morgan International Equity	AST J.P. Morgan Strategic Opportunities
ASSETS
Investments, at fair value	$39,844	$50,939	$2,682,153	$112,980	$47,323	$2,431,645
Due from (to) Allstate Life Insurance Company	—	—	—	—	—	—
Total assets	$39,844	$50,939	$2,682,153	$112,980	$47,323	$2,431,645

NET ASSETS
Accumulation units	$39,844	$50,939	$2,682,153	$112,980	$47,323	$2,431,645
Contracts in payout (annuitization) period	—	—	—	—	—	—
Total net assets	$39,844	$50,939	$2,682,153	$112,980	$47,323	$2,431,645

FUND SHARE INFORMATION
Number of shares	3,009	2,934	373,039	8,116	1,992	142,618
Cost of investments	$36,195	$54,379	$2,608,354	$77,257	$42,826	$1,841,140
ACCUMULATION UNIT VALUE
Lowest	$7.86	$7.71	$13.67	$12.06	$8.24	$11.08
Highest	$15.55	$14.68	$16.33	$17.73	$15.09	$14.74

See notes to financial statements.

ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

STATEMENT OF NET ASSETS
December 31, 2016

	Advanced Series Trust	Advanced Series Trust	Advanced Series Trust	Advanced Series Trust	Advanced Series Trust	Advanced Series Trust
	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account
	AST Loomis Sayles Large-Cap Growth	AST Lord Abbett Core Fixed Income	AST MFS Global Equity	AST MFS Growth	AST Neuberger Berman/LSV Mid-Cap Value	AST New Discovery Asset Allocation
ASSETS
Investments, at fair value	$169,709	$51,475	$60,887	$3,525	$27,263	$172,720
Due from (to) Allstate Life Insurance Company	—	—	—	—	—	—
Total assets	$169,709	$51,475	$60,887	$3,525	$27,263	$172,720

NET ASSETS
Accumulation units	$169,709	$51,475	$60,887	$3,525	$27,263	$172,720
Contracts in payout (annuitization) period	—	—	—	—	—	—
Total net assets	$169,709	$51,475	$60,887	$3,525	$27,263	$172,720

FUND SHARE INFORMATION
Number of shares	4,526	4,209	3,675	194	889	13,006
Cost of investments	$99,442	$44,024	$42,118	$1,692	$14,925	$164,648
ACCUMULATION UNIT VALUE
Lowest	$14.57	$11.90	$13.29	$14.30	$16.35	$11.74
Highest	$26.00	$14.87	$21.79	$22.65	$30.61	$12.84

See notes to financial statements.

ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

STATEMENT OF NET ASSETS
December 31, 2016

	Advanced Series Trust	Advanced Series Trust	Advanced Series Trust	Advanced Series Trust	Advanced Series Trust	Advanced Series Trust
	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account
	AST Parametric Emerging Markets Equity	AST PIMCO Total Return Bond	AST Preservation Asset Allocation	AST Prudential Growth Allocation	AST QMA US Equity Alpha	AST RCM World Trends
ASSETS
Investments, at fair value	$12,462	$78,699	$5,846,940	$10,654,839	$50,535	$1,279,922
Due from (to) Allstate Life Insurance Company	—	—	—	—	—	—
Total assets	$12,462	$78,699	$5,846,940	$10,654,839	$50,535	$1,279,922

NET ASSETS
Accumulation units	$12,462	$78,699	$5,846,940	$10,654,839	$50,535	$1,279,922
Contracts in payout (annuitization) period	—	—	—	—	—	—
Total net assets	$12,462	$78,699	$5,846,940	$10,654,839	$50,535	$1,279,922

FUND SHARE INFORMATION
Number of shares	1,558	6,021	397,481	745,615	2,022	101,340
Cost of investments	$12,421	$72,800	$4,228,833	$8,535,091	$26,179	$853,420
ACCUMULATION UNIT VALUE
Lowest	$7.70	$11.37	$12.01	$10.94	$14.88	$10.95
Highest	$13.29	$14.05	$15.27	$18.73	$29.10	$15.65

See notes to financial statements.

ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

STATEMENT OF NET ASSETS
December 31, 2016

	Advanced Series Trust	Advanced Series Trust	Advanced Series Trust	Advanced Series Trust	Advanced Series Trust	Advanced Series Trust
	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account
	AST Schroders Global Tactical	AST Small-Cap Growth	AST Small-Cap Growth Opportunities	AST Small-Cap Value	AST Templeton Global Bond	AST T. Rowe Price Asset Allocation
ASSETS
Investments, at fair value	$1,095,961	$297	$19,698	$35,810	$40,970	$4,048,551
Due from (to) Allstate Life Insurance Company	—	—	—	—	—	—
Total assets	$1,095,961	$297	$19,698	$35,810	$40,970	$4,048,551

NET ASSETS
Accumulation units	$1,095,961	$297	$19,698	$35,810	$40,970	$4,048,551
Contracts in payout (annuitization) period	—	—	—	—	—	—
Total net assets	$1,095,961	$297	$19,698	$35,810	$40,970	$4,048,551

FUND SHARE INFORMATION
Number of shares	69,940	8	1,268	1,342	3,801	159,517
Cost of investments	$896,138	$281	$12,557	$15,218	$42,452	$2,906,852
ACCUMULATION UNIT VALUE
Lowest	$11.71	$16.24	$13.29	$16.62	$9.93	$12.68
Highest	$18.46	$27.58	$25.32	$28.32	$11.88	$18.25

See notes to financial statements.

ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

STATEMENT OF NET ASSETS
December 31, 2016

	Advanced Series Trust	Advanced Series Trust	Advanced Series Trust	Advanced Series Trust	Advanced Series Trust	Advanced Series Trust
	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account
	AST T. Rowe Price Large-Cap Growth	AST T. Rowe Price Natural Resources	AST Value Equity	AST WEDGE Capital Mid-Cap Value	AST Wellington Management Hedged Equity	AST Western Asset Core Plus Bond
ASSETS
Investments, at fair value	$19,738	$44,110	$16,387	$38,767	$215,263	$11,988
Due from (to) Allstate Life Insurance Company	—	—	—	—	—	—
Total assets	$19,738	$44,110	$16,387	$38,767	$215,263	$11,988

NET ASSETS
Accumulation units	$19,738	$44,110	$16,387	$38,767	$215,263	$11,988
Contracts in payout (annuitization) period	—	—	—	—	—	—
Total net assets	$19,738	$44,110	$16,387	$38,767	$215,263	$11,988

FUND SHARE INFORMATION
Number of shares	785	2,104	1,261	1,782	16,076	995
Cost of investments	$8,012	$50,519	$14,278	$15,621	$192,757	$10,524
ACCUMULATION UNIT VALUE
Lowest	$16.99	$6.82	$9.90	$15.10	$9.98	$11.55
Highest	$27.05	$13.59	$19.29	$26.50	$18.45	$13.39

See notes to financial statements.

ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

STATEMENT OF NET ASSETS
December 31, 2016

	Alliance Bernstein Variable Product Series Fund	Alliance Bernstein Variable Product Series Fund	Alliance Bernstein Variable Product Series Fund	Alliance Bernstein Variable Product Series Fund	Alliance Bernstein Variable Product Series Fund	Alliance Bernstein Variable Product Series Fund
	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account
	AB VPS Growth	AB VPS Growth & Income	AB VPS International Value	AB VPS Large Cap Growth	AB VPS Small/Mid Cap Value	AB VPS Value
ASSETS
Investments, at fair value	$13,599,701	$42,434,283	$7,723,163	$13,722,787	$10,813,358	$681,693
Due from (to) Allstate Life Insurance Company	2,336	5,805	3,107	36	4,074	778
Total assets	$13,602,037	$42,440,088	$7,726,270	$13,722,823	$10,817,432	$682,471

NET ASSETS
Accumulation units	$13,480,834	$42,352,080	$7,722,112	$13,695,690	$10,782,251	$682,471
Contracts in payout (annuitization) period	121,203	88,008	4,158	27,133	35,181	—
Total net assets	$13,602,037	$42,440,088	$7,726,270	$13,722,823	$10,817,432	$682,471

FUND SHARE INFORMATION
Number of shares	513,003	1,376,396	586,866	316,777	537,443	44,381
Cost of investments	$11,081,844	$30,147,676	$9,208,934	$9,690,457	$9,025,560	$525,411
ACCUMULATION UNIT VALUE
Lowest	$10.37	$16.60	$8.86	$10.44	$31.37	$12.80
Highest	$24.96	$25.57	$10.34	$24.60	$37.60	$14.94

See notes to financial statements.

ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

STATEMENT OF NET ASSETS
December 31, 2016

	American Century Variable Portfolios, Inc.	Deutsche Variable Series I	Deutsche Variable Series I	Deutsche Variable Series I	Deutsche Variable Series I	Deutsche Variable Series I
	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account
	American Century VP International	Deutsche Bond VIP A	Deutsche Capital Growth VIP A	Deutsche Core Equity VIP A	Deutsche CROCI® International VIP A	Deutsche Global Small Cap VIP A
ASSETS
Investments, at fair value	$5,234	$196,568	$1,273,284	$553,247	$165,833	$808,849
Due from (to) Allstate Life Insurance Company	—	—	—	—	—	—
Total assets	$5,234	$196,568	$1,273,284	$553,247	$165,833	$808,849

NET ASSETS
Accumulation units	$5,234	$170,828	$1,210,515	$551,365	$146,894	$808,849
Contracts in payout (annuitization) period	—	25,740	62,769	1,882	18,939	—
Total net assets	$5,234	$196,568	$1,273,284	$553,247	$165,833	$808,849

FUND SHARE INFORMATION
Number of shares	559	35,610	47,689	42,040	25,631	68,721
Cost of investments	$4,233	$204,587	$1,014,111	$392,509	$241,777	$920,759
ACCUMULATION UNIT VALUE
Lowest	$16.33	$16.26	$22.29	$20.53	$10.92	$33.82
Highest	$16.65	$16.56	$22.70	$20.91	$11.12	$34.44

See notes to financial statements.

ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

STATEMENT OF NET ASSETS
December 31, 2016

	Deutsche Variable Series II	Deutsche Variable Series II	Deutsche Variable Series II	Dreyfus Socially Responsible Growth Fund, Inc.	Dreyfus Stock Index Fund	Dreyfus Variable Investment Fund
	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account
	Deutsche Global Income Builder VIP A II	Deutsche Government Money Market VIP A II	Deutsche Small Mid Cap Growth VIP A II	Dreyfus Socially Responsible Growth Fund	Dreyfus Stock Index Fund	VIF Government Money Market
ASSETS
Investments, at fair value	$1,063,732	$183,289	$416,515	$23,132	$213,500	$328,196
Due from (to) Allstate Life Insurance Company	—	—	—	—	—	—
Total assets	$1,063,732	$183,289	$416,515	$23,132	$213,500	$328,196

NET ASSETS
Accumulation units	$989,280	$164,252	$416,515	$23,132	$211,272	$328,196
Contracts in payout (annuitization) period	74,452	19,037	—	—	2,228	—
Total net assets	$1,063,732	$183,289	$416,515	$23,132	$213,500	$328,196

FUND SHARE INFORMATION
Number of shares	45,265	183,289	21,968	611	4,655	328,196
Cost of investments	$998,928	$183,289	$353,379	$19,800	$143,357	$328,196
ACCUMULATION UNIT VALUE
Lowest	$15.94	$10.06	$19.56	$10.76	$15.20	$8.73
Highest	$16.12	$10.16	$19.79	$20.81	$24.68	$11.41

See notes to financial statements.

ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

STATEMENT OF NET ASSETS
December 31, 2016

	Dreyfus Variable Investment Fund	Federated Insurance Series	Fidelity Variable Insurance Products Fund	Fidelity Variable Insurance Products Fund	Fidelity Variable Insurance Products Fund	Fidelity Variable Insurance Products Fund
	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account
	VIF Growth & Income	Federated Government Money Fund II	VIP Contrafund	VIP Equity-Income	VIP Government Money Market	VIP Growth
ASSETS
Investments, at fair value	$43,599	$3,536,725	$3,970,734	$616,261	$20,182,806	$2,871,839
Due from (to) Allstate Life Insurance Company	—	—	—	—	—	—
Total assets	$43,599	$3,536,725	$3,970,734	$616,261	$20,182,806	$2,871,839

NET ASSETS
Accumulation units	$43,599	$3,491,538	$3,964,776	$615,861	$20,020,644	$2,836,790
Contracts in payout (annuitization) period	—	45,187	5,958	400	162,162	35,049
Total net assets	$43,599	$3,536,725	$3,970,734	$616,261	$20,182,806	$2,871,839

FUND SHARE INFORMATION
Number of shares	1,513	3,536,725	119,673	28,050	20,182,806	48,421
Cost of investments	$34,978	$3,536,725	$3,169,214	$580,694	$20,182,806	$2,062,120
ACCUMULATION UNIT VALUE
Lowest	$15.54	$8.74	$21.32	$19.08	$9.88	$11.57
Highest	$22.51	$12.04	$38.86	$24.29	$9.97	$25.40

See notes to financial statements.

ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

STATEMENT OF NET ASSETS
December 31, 2016

	Fidelity Variable Insurance Products Fund	Fidelity Variable Insurance Products Fund	Fidelity Variable Insurance Products Fund	Fidelity Variable Insurance Products Fund	Fidelity Variable Insurance Products Fund (Service Class 2)	Fidelity Variable Insurance Products Fund (Service Class 2)
	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account
	VIP High Income	VIP Index 500	VIP Investment Grade Bond	VIP Overseas	VIP Contrafund (Service Class 2)	VIP Equity-Income (Service Class 2)
ASSETS
Investments, at fair value	$419,898	$3,172,909	$869,703	$645,506	$29,788,533	$486,800
Due from (to) Allstate Life Insurance Company	—	—	—	—	6,760	—
Total assets	$419,898	$3,172,909	$869,703	$645,506	$29,795,293	$486,800

NET ASSETS
Accumulation units	$419,557	$3,168,906	$869,305	$644,934	$29,731,723	$486,800
Contracts in payout (annuitization) period	341	4,003	398	572	63,570	—
Total net assets	$419,898	$3,172,909	$869,703	$645,506	$29,795,293	$486,800

FUND SHARE INFORMATION
Number of shares	78,048	13,950	68,806	36,244	917,983	22,684
Cost of investments	$452,508	$1,928,814	$872,711	$654,751	$25,942,533	$476,318
ACCUMULATION UNIT VALUE
Lowest	$15.35	$15.56	$18.35	$10.36	$14.76	$17.05
Highest	$18.40	$18.79	$19.67	$13.64	$29.82	$22.36

See notes to financial statements.

ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

STATEMENT OF NET ASSETS
December 31, 2016

	Fidelity Variable Insurance Products Fund (Service Class 2)	Fidelity Variable Insurance Products Fund (Service Class 2)	Fidelity Variable Insurance Products Fund (Service Class 2)	Fidelity Variable Insurance Products Fund (Service Class 2)	Fidelity Variable Insurance Products Fund (Service Class 2)	Fidelity Variable Insurance Products Fund (Service Class 2)
	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account
	VIP Freedom 2010 Portfolio (Service Class 2)	VIP Freedom 2020 Portfolio (Service Class 2)	VIP Freedom 2030 Portfolio (Service Class 2)	VIP Freedom Income Portfolio (Service Class 2)	VIP Government Money Market (Service Class 2)	VIP Growth (Service Class 2)
ASSETS
Investments, at fair value	$4,232,671	$3,013,497	$1,500,638	$780,014	$28,747,939	$104,546
Due from (to) Allstate Life Insurance Company	4,183	329	92	391	87,688	—
Total assets	$4,236,854	$3,013,826	$1,500,730	$780,405	$28,835,627	$104,546

NET ASSETS
Accumulation units	$3,955,797	$3,013,826	$1,500,730	$780,405	$28,296,322	$104,546
Contracts in payout (annuitization) period	281,057	—	—	—	539,305	—
Total net assets	$4,236,854	$3,013,826	$1,500,730	$780,405	$28,835,627	$104,546

FUND SHARE INFORMATION
Number of shares	345,806	241,273	118,254	71,365	28,747,939	1,789
Cost of investments	$3,841,195	$2,625,925	$1,283,342	$747,872	$28,747,939	$65,412
ACCUMULATION UNIT VALUE
Lowest	$12.27	$12.25	$12.47	$11.06	$8.47	$13.75
Highest	$14.30	$14.26	$14.53	$12.88	$9.91	$20.67
See notes to financial statements.

ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

STATEMENT OF NET ASSETS
December 31, 2016

	Fidelity Variable Insurance Products Fund (Service Class 2)	Fidelity Variable Insurance Products Fund (Service Class 2)	Fidelity Variable Insurance Products Fund (Service Class 2)	Fidelity Variable Insurance Products Fund (Service Class 2)	Fidelity Variable Insurance Products Fund (Service Class 2)	Fidelity Variable Insurance Products Fund (Service Class 2)
	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account
	VIP Growth & Income (Service Class 2)	VIP Growth Opportunities (Service Class 2)	VIP High Income (Service Class 2)	VIP Index 500 (Service Class 2)	VIP Investment Grade Bond (Service Class 2)	VIP Mid Cap (Service Class 2)
ASSETS
Investments, at fair value	$4,998,445	$1,323,222	$2,365,755	$12,334,463	$538	$9,591,186
Due from (to) Allstate Life Insurance Company	1,079	—	2,003	640	—	2,653
Total assets	$4,999,524	$1,323,222	$2,367,758	$12,335,103	$538	$9,593,839

NET ASSETS
Accumulation units	$4,997,089	$1,323,222	$2,366,434	$12,335,103	$538	$9,517,133
Contracts in payout (annuitization) period	2,435	—	1,324	—	—	76,706
Total net assets	$4,999,524	$1,323,222	$2,367,758	$12,335,103	$538	$9,593,839

FUND SHARE INFORMATION
Number of shares	253,214	43,102	454,953	54,888	44	290,378
Cost of investments	$3,671,463	$1,472,561	$2,503,076	$10,169,957	$553	$9,076,999
ACCUMULATION UNIT VALUE
Lowest	$17.50	$16.26	$14.99	$15.54	$15.31	$15.13
Highest	$20.43	$18.94	$23.03	$23.61	$15.31	$23.98

See notes to financial statements.

ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

STATEMENT OF NET ASSETS
December 31, 2016

	Fidelity Variable Insurance Products Fund (Service Class 2)	Franklin Templeton Variable Insurance Products Trust	Franklin Templeton Variable Insurance Products Trust	Franklin Templeton Variable Insurance Products Trust	Franklin Templeton Variable Insurance Products Trust	Franklin Templeton Variable Insurance Products Trust
	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account
	VIP Overseas (Service Class 2)	Franklin Flex Cap Growth VIP	Franklin Growth and Income VIP	Franklin High Income VIP	Franklin Income VIP	Franklin Large Cap Growth VIP
ASSETS
Investments, at fair value	$6,832	$1,275,166	$20,037,408	$7,222,625	$80,926,003	$20,014,964
Due from (to) Allstate Life Insurance Company	—	175	13,072	5,705	12,217	6,127
Total assets	$6,832	$1,275,341	$20,050,480	$7,228,330	$80,938,220	$20,021,091

NET ASSETS
Accumulation units	$6,832	$1,275,341	$20,010,863	$7,217,007	$80,303,790	$19,918,512
Contracts in payout (annuitization) period	—	—	39,617	11,323	634,430	102,579
Total net assets	$6,832	$1,275,341	$20,050,480	$7,228,330	$80,938,220	$20,021,091

FUND SHARE INFORMATION
Number of shares	387	216,497	1,277,081	1,220,038	5,261,769	1,145,021
Cost of investments	$6,712	$1,827,881	$17,425,632	$7,566,933	$79,883,064	$18,719,673
ACCUMULATION UNIT VALUE
Lowest	$11.87	$15.34	$20.62	$15.43	$15.70	$14.18
Highest	$18.05	$17.91	$25.23	$18.29	$18.86	$16.89

See notes to financial statements.

ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

STATEMENT OF NET ASSETS
December 31, 2016

	Franklin Templeton Variable Insurance Products Trust	Franklin Templeton Variable Insurance Products Trust	Franklin Templeton Variable Insurance Products Trust	Franklin Templeton Variable Insurance Products Trust	Franklin Templeton Variable Insurance Products Trust	Franklin Templeton Variable Insurance Products Trust
	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account
	Franklin Mutual Global Discovery VIP	Franklin Mutual Shares VIP	Franklin Small Cap Value VIP	Franklin Small-Mid Cap Growth VIP	Franklin U.S. Government Securities VIP	Templeton Developing Markets VIP
ASSETS
Investments, at fair value	$9,937,825	$48,010,466	$21,247,365	$647,525	$11,389,124	$7,227,691
Due from (to) Allstate Life Insurance Company	1,336	15,016	3,507	—	7,231	1,691
Total assets	$9,939,161	$48,025,482	$21,250,872	$647,525	$11,396,355	$7,229,382

NET ASSETS
Accumulation units	$9,811,984	$47,716,400	$21,125,778	$647,525	$11,311,482	$7,215,788
Contracts in payout (annuitization) period	127,177	309,082	125,094	—	84,873	13,594
Total net assets	$9,939,161	$48,025,482	$21,250,872	$647,525	$11,396,355	$7,229,382

FUND SHARE INFORMATION
Number of shares	504,202	2,390,959	1,097,488	39,799	930,484	982,023
Cost of investments	$10,299,576	$42,129,597	$18,074,810	$712,833	$11,920,551	$9,154,858
ACCUMULATION UNIT VALUE
Lowest	$14.75	$16.24	$21.50	$12.27	$10.71	$18.09
Highest	$21.56	$31.96	$39.72	$34.22	$12.83	$29.45

See notes to financial statements.

ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

STATEMENT OF NET ASSETS
December 31, 2016

	Franklin Templeton Variable Insurance Products Trust	Franklin Templeton Variable Insurance Products Trust	Franklin Templeton Variable Insurance Products Trust	Goldman Sachs Variable Insurance Trust	Goldman Sachs Variable Insurance Trust	Goldman Sachs Variable Insurance Trust
	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account
	Templeton Foreign VIP	Templeton Global Bond VIP	Templeton Growth VIP	VIT Large Cap Value	VIT Mid Cap Value	VIT Small Cap Equity Insights
ASSETS
Investments, at fair value	$44,066,828	$1,010,766	$636,643	$2,415,219	$2,255,527	$4,447,854
Due from (to) Allstate Life Insurance Company	11,194	—	—	1,779	512	2,112
Total assets	$44,078,022	$1,010,766	$636,643	$2,416,998	$2,256,039	$4,449,966

NET ASSETS
Accumulation units	$43,947,092	$897,491	$608,788	$2,386,178	$2,256,039	$4,447,925
Contracts in payout (annuitization) period	130,930	113,275	27,855	30,820	—	2,041
Total net assets	$44,078,022	$1,010,766	$636,643	$2,416,998	$2,256,039	$4,449,966

FUND SHARE INFORMATION
Number of shares	3,237,827	62,201	46,470	237,718	138,973	322,542
Cost of investments	$47,180,514	$1,039,537	$579,301	$2,587,927	$2,175,286	$4,201,830
ACCUMULATION UNIT VALUE
Lowest	$12.51	$20.91	$14.79	$14.92	$18.34	$17.23
Highest	$21.69	$33.56	$22.56	$19.28	$44.85	$33.82

See notes to financial statements.

ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

STATEMENT OF NET ASSETS
December 31, 2016

	Goldman Sachs Variable Insurance Trust	Goldman Sachs Variable Insurance Trust	Invesco Investment Services	Invesco Investment Services	Invesco Investment Services	Invesco Investment Services
	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account
	VIT Strategic Growth	VIT U.S. Equity Insights	Invesco V.I. American Franchise	Invesco V.I. American Value	Invesco V.I. Comstock	Invesco V.I. Core Equity
ASSETS
Investments, at fair value	$7,131	$3,800,990	$69,718,581	$33,849,497	$23,183,778	$65,415,243
Due from (to) Allstate Life Insurance Company	—	1,930	—	1,069	—	—
Total assets	$7,131	$3,802,920	$69,718,581	$33,850,566	$23,183,778	$65,415,243

NET ASSETS
Accumulation units	$7,131	$3,794,719	$68,623,867	$33,605,992	$23,083,705	$63,779,775
Contracts in payout (annuitization) period	—	8,201	1,094,714	244,574	100,073	1,635,468
Total net assets	$7,131	$3,802,920	$69,718,581	$33,850,566	$23,183,778	$65,415,243

FUND SHARE INFORMATION
Number of shares	450	215,354	1,301,205	1,984,144	1,240,438	1,891,707
Cost of investments	$5,734	$2,836,411	$50,416,654	$29,324,580	$16,037,735	$50,804,285
ACCUMULATION UNIT VALUE
Lowest	$12.78	$14.85	$8.16	$21.16	$19.76	$11.79
Highest	$20.10	$21.97	$25.00	$36.00	$27.69	$30.70

See notes to financial statements.

ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

STATEMENT OF NET ASSETS
December 31, 2016

	Invesco Investment Services	Invesco Investment Services	Invesco Investment Services	Invesco Investment Services	Invesco Investment Services	Invesco Investment Services
	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account
	Invesco V.I. Core Plus Bond	Invesco V.I. Diversified Dividend	Invesco V.I. Equity and Income	Invesco V.I. Global Core Equity	Invesco V.I. Government Money Market	Invesco V.I. Government Securities
ASSETS
Investments, at fair value	$6,380,860	$136,355,860	$23,418,674	$25,766,950	$3,850,635	$7,013,342
Due from (to) Allstate Life Insurance Company	—	—	—	—	—	—
Total assets	$6,380,860	$136,355,860	$23,418,674	$25,766,950	$3,850,635	$7,013,342

NET ASSETS
Accumulation units	$6,232,543	$134,818,313	$22,962,335	$25,577,103	$3,770,338	$6,808,909
Contracts in payout (annuitization) period	148,317	1,537,547	456,339	189,847	80,297	204,433
Total net assets	$6,380,860	$136,355,860	$23,418,674	$25,766,950	$3,850,635	$7,013,342

FUND SHARE INFORMATION
Number of shares	1,027,514	5,168,911	1,318,619	2,918,114	3,850,635	613,591
Cost of investments	$7,284,089	$68,359,418	$20,556,671	$24,199,172	$3,850,635	$7,404,118
ACCUMULATION UNIT VALUE
Lowest	$12.88	$17.72	$11.71	$11.81	$9.50	$12.65
Highest	$17.07	$70.35	$31.32	$28.27	$11.56	$17.57

See notes to financial statements.

ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

STATEMENT OF NET ASSETS
December 31, 2016

	Invesco Investment Services	Invesco Investment Services	Invesco Investment Services	Invesco Investment Services	Invesco Investment Services	Invesco Investment Services
	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account
	Invesco V.I. High Yield	Invesco V.I. International Growth	Invesco V.I. Managed Volatility	Invesco V.I. Mid Cap Core Equity	Invesco V.I. Mid Cap Growth	Invesco V.I. S&P 500 Index
ASSETS
Investments, at fair value	$12,014,375	$15,291,985	$5,269,435	$8,876,809	$5,925,058	$31,797,693
Due from (to) Allstate Life Insurance Company	—	—	—	—	—	—
Total assets	$12,014,375	$15,291,985	$5,269,435	$8,876,809	$5,925,058	$31,797,693

NET ASSETS
Accumulation units	$11,857,024	$15,065,740	$5,122,731	$8,761,701	$5,794,104	$31,452,294
Contracts in payout (annuitization) period	157,351	226,245	146,704	115,108	130,954	345,399
Total net assets	$12,014,375	$15,291,985	$5,269,435	$8,876,809	$5,925,058	$31,797,693

FUND SHARE INFORMATION
Number of shares	2,224,884	464,943	440,220	689,729	1,211,668	1,894,976
Cost of investments	$12,616,805	$10,794,739	$6,163,634	$8,434,093	$5,177,671	$24,443,315
ACCUMULATION UNIT VALUE
Lowest	$7.43	$13.01	$25.37	$17.54	$17.21	$15.18
Highest	$30.06	$25.69	$27.38	$26.31	$25.81	$21.07

See notes to financial statements.

ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

STATEMENT OF NET ASSETS
December 31, 2016

	Invesco Investment Services	Invesco Investment Services	Invesco Investment Services (Series II)	Invesco Investment Services (Series II)	Invesco Investment Services (Series II)	Invesco Investment Services (Series II)
	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account
	Invesco V.I. Technology	Invesco V.I. Value Opportunities	Invesco V.I. American Franchise II	Invesco V.I. American Value II	Invesco V.I. Comstock II	Invesco V.I. Core Equity II
ASSETS
Investments, at fair value	$2,365,631	$6,094,652	$18,501,114	$20,551,714	$77,167,538	$1,388,579
Due from (to) Allstate Life Insurance Company	—	—	3,740	8,578	23,506	589
Total assets	$2,365,631	$6,094,652	$18,504,854	$20,560,292	$77,191,044	$1,389,168

NET ASSETS
Accumulation units	$2,339,965	$5,994,133	$18,440,686	$20,533,904	$76,841,312	$1,359,044
Contracts in payout (annuitization) period	25,666	100,519	64,168	26,388	349,732	30,124
Total net assets	$2,365,631	$6,094,652	$18,504,854	$20,560,292	$77,191,044	$1,389,168

FUND SHARE INFORMATION
Number of shares	132,232	940,533	356,065	1,216,078	4,144,336	40,709
Cost of investments	$1,924,621	$6,949,766	$10,987,270	$18,234,903	$52,354,518	$1,129,231
ACCUMULATION UNIT VALUE
Lowest	$18.11	$14.48	$12.46	$21.22	$17.27	$14.10
Highest	$19.54	$17.65	$23.81	$34.04	$26.44	$19.57

See notes to financial statements.

ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

STATEMENT OF NET ASSETS
December 31, 2016

	Invesco Investment Services (Series II)	Invesco Investment Services (Series II)	Invesco Investment Services (Series II)	Invesco Investment Services (Series II)	Invesco Investment Services (Series II)	Invesco Investment Services (Series II)
	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account
	Invesco V.I. Core Plus Bond II	Invesco V.I. Diversified Dividend II	Invesco V.I. Equity and Income II	Invesco V.I. Global Core Equity II	Invesco V.I. Government Money Market II	Invesco V.I. Government Securities II
ASSETS
Investments, at fair value	$114,315	$30,941,123	$26,666,370	$12,001,390	$524,994	$233,828
Due from (to) Allstate Life Insurance Company	—	8,479	7,116	2,687	—	—
Total assets	$114,315	$30,949,602	$26,673,486	$12,004,077	$524,994	$233,828

NET ASSETS
Accumulation units	$114,315	$30,807,140	$26,363,609	$11,925,315	$511,217	$233,828
Contracts in payout (annuitization) period	—	142,462	309,877	78,762	13,777	—
Total net assets	$114,315	$30,949,602	$26,673,486	$12,004,077	$524,994	$233,828

FUND SHARE INFORMATION
Number of shares	18,498	1,179,608	1,508,279	1,359,161	524,994	20,638
Cost of investments	$130,834	$17,102,481	$22,286,433	$11,134,142	$524,994	$251,145
ACCUMULATION UNIT VALUE
Lowest	$12.03	$16.09	$12.78	$12.14	$8.03	$11.50
Highest	$14.18	$23.95	$24.46	$17.17	$9.48	$13.58

See notes to financial statements.

ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

STATEMENT OF NET ASSETS
December 31, 2016

	Invesco Investment Services (Series II)	Invesco Investment Services (Series II)	Invesco Investment Services (Series II)	Invesco Investment Services (Series II)	Invesco Investment Services (Series II)	Invesco Investment Services (Series II)
	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account
	Invesco V.I. Growth and Income II	Invesco V.I. High Yield II	Invesco V.I. International Growth II	Invesco V.I. Managed Volatility II	Invesco V.I. Mid Cap Core Equity II	Invesco V.I. Mid Cap Growth II
ASSETS
Investments, at fair value	$41,513,690	$7,157,673	$1,968,643	$117,204	$1,246,753	$7,127,739
Due from (to) Allstate Life Insurance Company	19,330	5,263	23	—	1,160	220
Total assets	$41,533,020	$7,162,936	$1,968,666	$117,204	$1,247,913	$7,127,959

NET ASSETS
Accumulation units	$41,424,216	$7,155,428	$1,968,666	$117,204	$1,236,795	$7,088,655
Contracts in payout (annuitization) period	108,804	7,508	—	—	11,118	39,304
Total net assets	$41,533,020	$7,162,936	$1,968,666	$117,204	$1,247,913	$7,127,959

FUND SHARE INFORMATION
Number of shares	1,974,961	1,335,387	60,686	9,899	98,870	1,475,722
Cost of investments	$37,517,690	$7,612,718	$1,815,975	$141,848	$1,206,551	$6,663,339
ACCUMULATION UNIT VALUE
Lowest	$23.36	$8.62	$8.92	$22.49	$16.10	$16.45
Highest	$30.28	$22.04	$21.10	$25.86	$21.66	$27.39

See notes to financial statements.

ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

STATEMENT OF NET ASSETS
December 31, 2016

	Invesco Investment Services (Series II)	Invesco Investment Services (Series II)	Invesco Investment Services (Series II)	Janus Aspen Series	Lazard Retirement Series, Inc.	Legg Mason Partners Variable Equity Trust
	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account
	Invesco V.I. S&P 500 Index II	Invesco V.I. Technology II	Invesco V.I. Value Opportunities II	Forty Portfolio	Emerging Markets Equity	ClearBridge Variable Large Cap Value Portfolio I
ASSETS
Investments, at fair value	$47,044,877	$7,242	$3,811,953	$11,057	$93	$449
Due from (to) Allstate Life Insurance Company	12,930	—	5,225	—	—	—
Total assets	$47,057,807	$7,242	$3,817,178	$11,057	$93	$449

NET ASSETS
Accumulation units	$46,822,982	$7,242	$3,791,413	$11,057	$93	$449
Contracts in payout (annuitization) period	234,825	—	25,765	—	—	—
Total net assets	$47,057,807	$7,242	$3,817,178	$11,057	$93	$449

FUND SHARE INFORMATION
Number of shares	2,818,746	423	591,000	344	5	23
Cost of investments	$34,448,838	$6,154	$4,256,705	$9,932	$84	$400
ACCUMULATION UNIT VALUE
Lowest	$13.83	$16.02	$12.45	$26.54	$44.98	$20.79
Highest	$25.24	$18.43	$18.84	$26.54	$44.98	$20.79

See notes to financial statements.

ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

STATEMENT OF NET ASSETS
December 31, 2016

	Lord Abbett Series Fund	Lord Abbett Series Fund	Lord Abbett Series Fund	Lord Abbett Series Fund	Lord Abbett Series Fund	MFS Variable Insurance Trust
	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account
	Bond-Debenture	Fundamental Equity	Growth and Income	Growth Opportunities	Mid-Cap Stock	MFS Growth
ASSETS
Investments, at fair value	$13,191,373	$3,594,893	$10,144,107	$5,565,959	$11,825,575	$667,237
Due from (to) Allstate Life Insurance Company	6,366	1,669	1,868	1,041	2,909	—
Total assets	$13,197,739	$3,596,562	$10,145,975	$5,567,000	$11,828,484	$667,237

NET ASSETS
Accumulation units	$13,037,648	$3,583,110	$10,049,268	$5,545,457	$11,748,400	$636,181
Contracts in payout (annuitization) period	160,091	13,452	96,707	21,543	80,084	31,056
Total net assets	$13,197,739	$3,596,562	$10,145,975	$5,567,000	$11,828,484	$667,237

FUND SHARE INFORMATION
Number of shares	1,104,805	196,442	276,256	465,381	463,385	17,215
Cost of investments	$13,046,032	$3,278,939	$7,757,062	$6,356,457	$9,282,683	$485,534
ACCUMULATION UNIT VALUE
Lowest	$15.96	$18.85	$15.26	$18.81	$16.84	$10.97
Highest	$19.01	$22.45	$18.17	$22.40	$20.06	$28.68

See notes to financial statements.

ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

STATEMENT OF NET ASSETS
December 31, 2016

	MFS Variable Insurance Trust	MFS Variable Insurance Trust	MFS Variable Insurance Trust	MFS Variable Insurance Trust	MFS Variable Insurance Trust	MFS Variable Insurance Trust
	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account
	MFS High Yield	MFS Investors Trust	MFS New Discovery	MFS Research	MFS Total Return Bond	MFS Utilities
ASSETS
Investments, at fair value	$234,851	$725,578	$1,041,149	$429,597	$851,784	$229,459
Due from (to) Allstate Life Insurance Company	—	—	—	—	—	—
Total assets	$234,851	$725,578	$1,041,149	$429,597	$851,784	$229,459

NET ASSETS
Accumulation units	$234,851	$720,696	$1,041,149	$426,957	$851,393	$229,459
Contracts in payout (annuitization) period	—	4,882	—	2,640	391	—
Total net assets	$234,851	$725,578	$1,041,149	$429,597	$851,784	$229,459

FUND SHARE INFORMATION
Number of shares	40,632	28,376	64,348	16,523	65,071	8,559
Cost of investments	$248,679	$581,341	$980,898	$346,228	$815,968	$210,448
ACCUMULATION UNIT VALUE
Lowest	$18.81	$15.69	$17.09	$13.80	$18.83	$28.17
Highest	$20.17	$19.87	$36.66	$18.84	$20.19	$30.42

See notes to financial statements.

ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

STATEMENT OF NET ASSETS
December 31, 2016

	MFS Variable Insurance Trust (Service Class)	MFS Variable Insurance Trust (Service Class)	MFS Variable Insurance Trust (Service Class)	MFS Variable Insurance Trust (Service Class)	MFS Variable Insurance Trust (Service Class)	Morgan Stanley Variable Investment Series
	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account
	MFS Growth (Service Class)	MFS Investors Trust (Service Class)	MFS New Discovery (Service Class)	MFS Research (Service Class)	MFS Utilities (Service Class)	European Equity
ASSETS
Investments, at fair value	$71,755	$115,678	$74,423	$33,057	$684,152	$21,603,059
Due from (to) Allstate Life Insurance Company	—	—	—	—	—	—
Total assets	$71,755	$115,678	$74,423	$33,057	$684,152	$21,603,059

NET ASSETS
Accumulation units	$71,755	$115,678	$74,423	$33,057	$684,152	$21,399,144
Contracts in payout (annuitization) period	—	—	—	—	—	203,915
Total net assets	$71,755	$115,678	$74,423	$33,057	$684,152	$21,603,059

FUND SHARE INFORMATION
Number of shares	1,910	4,576	4,958	1,285	25,944	1,416,594
Cost of investments	$54,779	$87,220	$70,685	$21,293	$615,357	$24,437,492
ACCUMULATION UNIT VALUE
Lowest	$15.75	$16.18	$17.12	$16.27	$21.78	$9.98
Highest	$25.87	$22.19	$24.59	$24.15	$31.06	$49.75

See notes to financial statements.

ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

STATEMENT OF NET ASSETS
December 31, 2016

	Morgan Stanley Variable Investment Series	Morgan Stanley Variable Investment Series	Morgan Stanley Variable Investment Series	Morgan Stanley Variable Investment Series (Class Y Shares)	Morgan Stanley Variable Investment Series (Class Y Shares)	Morgan Stanley Variable Investment Series (Class Y Shares)
	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account
	Income Plus	Limited Duration	Multi Cap Growth	European Equity (Class Y Shares)	Income Plus (Class Y Shares)	Limited Duration (Class Y Shares)
ASSETS
Investments, at fair value	$48,940,816	$5,415,665	$151,786,571	$5,643,921	$51,557,997	$21,681,692
Due from (to) Allstate Life Insurance Company	—	—	—	107	41,592	10,512
Total assets	$48,940,816	$5,415,665	$151,786,571	$5,644,028	$51,599,589	$21,692,204

NET ASSETS
Accumulation units	$48,308,045	$5,344,252	$150,588,781	$5,550,525	$51,167,945	$21,617,260
Contracts in payout (annuitization) period	632,771	71,413	1,197,790	93,503	431,644	74,944
Total net assets	$48,940,816	$5,415,665	$151,786,571	$5,644,028	$51,599,589	$21,692,204

FUND SHARE INFORMATION
Number of shares	4,373,621	708,857	3,735,825	370,579	4,619,892	2,841,637
Cost of investments	$47,162,327	$6,227,453	$143,799,963	$6,376,037	$49,895,059	$25,163,526
ACCUMULATION UNIT VALUE
Lowest	$17.89	$9.46	$16.02	$9.08	$14.30	$7.90
Highest	$55.18	$12.33	$229.91	$17.22	$21.19	$10.47
See notes to financial statements.

ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

STATEMENT OF NET ASSETS
December 31, 2016

	Morgan Stanley Variable Investment Series (Class Y Shares)	Neuberger Berman Advisors Management Trust	Oppenheimer Variable Account Funds	Oppenheimer Variable Account Funds	Oppenheimer Variable Account Funds	Oppenheimer Variable Account Funds
	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account
	Multi Cap Growth (Class Y Shares)	AMT Large Cap Value	Oppenheimer Capital Appreciation	Oppenheimer Conservative Balanced	Oppenheimer Core Bond	Oppenheimer Discovery Mid Cap Growth
ASSETS
Investments, at fair value	$41,389,205	$22,487	$2,503,450	$1,070,194	$484,301	$554,222
Due from (to) Allstate Life Insurance Company	12,920	—	—	—	—	—
Total assets	$41,402,125	$22,487	$2,503,450	$1,070,194	$484,301	$554,222

NET ASSETS
Accumulation units	$41,328,201	$22,487	$2,498,028	$1,021,016	$484,301	$554,222
Contracts in payout (annuitization) period	73,924	—	5,422	49,178	—	—
Total net assets	$41,402,125	$22,487	$2,503,450	$1,070,194	$484,301	$554,222

FUND SHARE INFORMATION
Number of shares	1,049,156	1,476	51,767	72,018	63,142	7,629
Cost of investments	$39,129,274	$21,722	$2,206,696	$965,730	$588,733	$404,846
ACCUMULATION UNIT VALUE
Lowest	$14.54	$20.64	$11.70	$12.23	$11.89	$7.79
Highest	$31.92	$22.36	$18.92	$16.28	$12.74	$19.42

See notes to financial statements.

ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

STATEMENT OF NET ASSETS
December 31, 2016

	Oppenheimer Variable Account Funds	Oppenheimer Variable Account Funds	Oppenheimer Variable Account Funds	Oppenheimer Variable Account Funds	Oppenheimer Variable Account Funds (Service Shares ("SS"))	Oppenheimer Variable Account Funds (Service Shares ("SS"))
	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account
	Oppenheimer Global	Oppenheimer Global Strategic Income	Oppenheimer Main Street	Oppenheimer Main Street Small Cap	Oppenheimer Capital Appreciation (SS)	Oppenheimer Conservative Balanced (SS)
ASSETS
Investments, at fair value	$1,950,722	$1,397,899	$1,314,536	$1,183,236	$16,326,972	$6,842,871
Due from (to) Allstate Life Insurance Company	—	—	—	—	5,520	2,798
Total assets	$1,950,722	$1,397,899	$1,314,536	$1,183,236	$16,332,492	$6,845,669

NET ASSETS
Accumulation units	$1,948,785	$1,284,588	$1,303,862	$1,182,795	$16,289,095	$6,795,892
Contracts in payout (annuitization) period	1,937	113,311	10,674	441	43,397	49,777
Total net assets	$1,950,722	$1,397,899	$1,314,536	$1,183,236	$16,332,492	$6,845,669

FUND SHARE INFORMATION
Number of shares	55,703	282,976	46,270	49,138	342,069	466,453
Cost of investments	$1,664,746	$1,436,289	$1,045,787	$933,320	$14,267,208	$6,678,479
ACCUMULATION UNIT VALUE
Lowest	$17.62	$4.04	$15.53	$37.49	$16.91	$13.28
Highest	$29.32	$21.55	$23.46	$40.19	$20.56	$16.26

See notes to financial statements.

ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

STATEMENT OF NET ASSETS
December 31, 2016

	Oppenheimer Variable Account Funds (Service Shares ("SS"))	Oppenheimer Variable Account Funds (Service Shares ("SS"))	Oppenheimer Variable Account Funds (Service Shares ("SS"))	Oppenheimer Variable Account Funds (Service Shares ("SS"))	Oppenheimer Variable Account Funds (Service Shares ("SS"))	Oppenheimer Variable Account Funds (Service Shares ("SS"))
	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account
	Oppenheimer Core Bond (SS)	Oppenheimer Discovery Mid Cap Growth (SS)	Oppenheimer Global (SS)	Oppenheimer Global Strategic Income (SS)	Oppenheimer Main Street (SS)	Oppenheimer Main Street Small Cap (SS)
ASSETS
Investments, at fair value	$13,719,728	$5,812,414	$7,470,862	$37,197,446	$30,458,282	$13,785,074
Due from (to) Allstate Life Insurance Company	5,466	973	569	39,125	13,031	3,067
Total assets	$13,725,194	$5,813,387	$7,471,431	$37,236,571	$30,471,313	$13,788,141

NET ASSETS
Accumulation units	$13,675,229	$5,799,803	$7,377,726	$36,965,735	$30,221,835	$13,591,202
Contracts in payout (annuitization) period	49,965	13,584	93,705	270,836	249,478	196,939
Total net assets	$13,725,194	$5,813,387	$7,471,431	$37,236,571	$30,471,313	$13,788,141

FUND SHARE INFORMATION
Number of shares	1,812,381	83,716	215,672	7,336,774	1,083,154	580,424
Cost of investments	$15,307,190	$4,244,013	$6,567,775	$38,746,681	$24,468,535	$10,651,668
ACCUMULATION UNIT VALUE
Lowest	$7.90	$19.49	$23.83	$15.41	$21.32	$31.34
Highest	$9.40	$23.85	$29.17	$18.86	$26.09	$38.35

See notes to financial statements.

ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

STATEMENT OF NET ASSETS
December 31, 2016

	PIMCO Variable Insurance Trust	PIMCO Variable Insurance Trust	PIMCO Variable Insurance Trust	PIMCO Variable Insurance Trust	PIMCO Variable Insurance Trust	PIMCO Variable Insurance Trust
	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account
	Foreign Bond (US Dollar-Hedged)	PIMCO VIT Total Return	PIMCO VIT Commodity Real Return Strategy (Advisor Shares)	PIMCO VIT Emerging Markets Bond (Advisor Shares)	PIMCO VIT Real Return (Advisor Shares)	PIMCO VIT Total Return (Advisor Shares)
ASSETS
Investments, at fair value	$600	$1,647	$942,657	$639,001	$1,795,474	$10,030,010
Due from (to) Allstate Life Insurance Company	—	—	946	422	858	6,648
Total assets	$600	$1,647	$943,603	$639,423	$1,796,332	$10,036,658

NET ASSETS
Accumulation units	$600	$1,647	$943,603	$639,423	$1,796,332	$10,036,658
Contracts in payout (annuitization) period	—	—	—	—	—	—
Total net assets	$600	$1,647	$943,603	$639,423	$1,796,332	$10,036,658

FUND SHARE INFORMATION
Number of shares	54	155	118,573	50,795	146,330	942,670
Cost of investments	$560	$1,666	$1,948,334	$682,176	$1,900,278	$10,234,040
ACCUMULATION UNIT VALUE
Lowest	$18.05	$17.12	$5.08	$14.06	$11.73	$13.13
Highest	$18.05	$17.12	$5.86	$16.20	$13.52	$15.12

See notes to financial statements.

ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

STATEMENT OF NET ASSETS
December 31, 2016

	Profunds VP	Putnam Variable Trust	Putnam Variable Trust	Putnam Variable Trust	Putnam Variable Trust	Putnam Variable Trust
	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account
	ProFund VP Large-Cap Value	VT American Government Income	VT Capital Opportunities	VT Diversified Income	VT Equity Income	VT George Putnam Balanced
ASSETS
Investments, at fair value	$60,100	$13,239,577	$3,434,046	$17,555,403	$59,344,519	$43,735,736
Due from (to) Allstate Life Insurance Company	—	—	—	—	7,750	5,878
Total assets	$60,100	$13,239,577	$3,434,046	$17,555,403	$59,352,269	$43,741,614

NET ASSETS
Accumulation units	$60,100	$12,995,371	$3,417,996	$17,488,829	$59,056,164	$43,370,405
Contracts in payout (annuitization) period	—	244,206	16,050	66,574	296,105	371,209
Total net assets	$60,100	$13,239,577	$3,434,046	$17,555,403	$59,352,269	$43,741,614

FUND SHARE INFORMATION
Number of shares	1,447	1,384,893	185,424	2,892,159	2,515,664	4,205,359
Cost of investments	$58,248	$15,348,669	$3,045,346	$21,616,763	$30,953,215	$40,499,020
ACCUMULATION UNIT VALUE
Lowest	$12.25	$9.04	$22.24	$14.00	$14.42	$13.54
Highest	$21.63	$19.31	$31.87	$21.19	$31.11	$17.46

See notes to financial statements.

ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

STATEMENT OF NET ASSETS
December 31, 2016

	Putnam Variable Trust	Putnam Variable Trust	Putnam Variable Trust	Putnam Variable Trust	Putnam Variable Trust	Putnam Variable Trust
	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account
	VT Global Asset Allocation	VT Global Equity	VT Global Health Care	VT Global Utilities	VT Government Money Market	VT Growth and Income
ASSETS
Investments, at fair value	$19,438,454	$12,373,151	$21,888,637	$7,445,530	$38,523,693	$111,218,287
Due from (to) Allstate Life Insurance Company	2,048	—	609	627	342,457	3,582
Total assets	$19,440,502	$12,373,151	$21,889,246	$7,446,157	$38,866,150	$111,221,869

NET ASSETS
Accumulation units	$19,358,554	$12,330,042	$21,820,008	$7,406,841	$38,637,300	$110,726,123
Contracts in payout (annuitization) period	81,948	43,109	69,238	39,316	228,850	495,746
Total net assets	$19,440,502	$12,373,151	$21,889,246	$7,446,157	$38,866,150	$111,221,869

FUND SHARE INFORMATION
Number of shares	1,162,587	809,232	1,395,959	681,825	38,523,693	4,279,272
Cost of investments	$18,029,350	$11,857,257	$18,926,833	$9,188,365	$38,523,693	$90,623,378
ACCUMULATION UNIT VALUE
Lowest	$14.91	$7.01	$17.94	$10.60	$7.95	$14.71
Highest	$23.55	$16.64	$27.01	$21.74	$11.40	$24.15

See notes to financial statements.

ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

STATEMENT OF NET ASSETS
December 31, 2016

	Putnam Variable Trust	Putnam Variable Trust	Putnam Variable Trust	Putnam Variable Trust	Putnam Variable Trust	Putnam Variable Trust
	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account
	VT Growth Opportunities	VT High Yield	VT Income	VT International Equity	VT International Growth	VT International Value
ASSETS
Investments, at fair value	$87,434,215	$24,937,641	$52,355,923	$54,615,385	$8,836,640	$10,002,022
Due from (to) Allstate Life Insurance Company	6,307	8,398	15,522	5,890	—	—
Total assets	$87,440,522	$24,946,039	$52,371,445	$54,621,275	$8,836,640	$10,002,022

NET ASSETS
Accumulation units	$87,014,726	$24,857,043	$51,936,787	$54,349,106	$8,817,414	$9,970,468
Contracts in payout (annuitization) period	425,796	88,996	434,658	272,169	19,226	31,554
Total net assets	$87,440,522	$24,946,039	$52,371,445	$54,621,275	$8,836,640	$10,002,022

FUND SHARE INFORMATION
Number of shares	11,311,024	3,872,304	4,803,296	4,429,472	503,799	1,059,536
Cost of investments	$85,624,057	$25,833,307	$56,494,661	$63,697,548	$7,622,683	$12,973,303
ACCUMULATION UNIT VALUE
Lowest	$7.20	$16.34	$13.25	$8.61	$6.08	$10.47
Highest	$22.61	$26.30	$20.65	$18.63	$13.57	$16.26

See notes to financial statements.

ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

STATEMENT OF NET ASSETS
December 31, 2016

	Putnam Variable Trust	Putnam Variable Trust	Putnam Variable Trust	Putnam Variable Trust	Putnam Variable Trust	The Universal Institutional Funds, Inc.
	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account
	VT Investors	VT Multi-Cap Growth	VT Multi-Cap Value	VT Research	VT Small Cap Value	Morgan Stanley UIF Core Plus Fixed Income
ASSETS
Investments, at fair value	$44,325,373	$65,714,109	$6,248,088	$21,006,085	$35,691,804	$243,274
Due from (to) Allstate Life Insurance Company	670	283	—	308	—	—
Total assets	$44,326,043	$65,714,392	$6,248,088	$21,006,393	$35,691,804	$243,274

NET ASSETS
Accumulation units	$44,160,364	$65,580,424	$6,248,088	$20,902,437	$35,672,444	$243,274
Contracts in payout (annuitization) period	165,679	133,968	—	103,956	19,360	—
Total net assets	$44,326,043	$65,714,392	$6,248,088	$21,006,393	$35,691,804	$243,274

FUND SHARE INFORMATION
Number of shares	2,484,606	2,010,836	355,814	962,258	2,266,146	22,800
Cost of investments	$28,947,921	$46,194,942	$5,463,025	$12,144,490	$34,040,329	$240,220
ACCUMULATION UNIT VALUE
Lowest	$10.11	$7.74	$23.09	$12.40	$21.92	$13.40
Highest	$25.98	$28.52	$32.50	$25.78	$46.35	$18.22

See notes to financial statements.

ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

STATEMENT OF NET ASSETS
December 31, 2016

	The Universal Institutional Funds, Inc.	The Universal Institutional Funds, Inc.	The Universal Institutional Funds, Inc.	The Universal Institutional Funds, Inc.	The Universal Institutional Funds, Inc.	The Universal Institutional Funds, Inc.
	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account
	Morgan Stanley UIF Emerging Markets Equity	Morgan Stanley UIF Global Infrastructure	Morgan Stanley UIF Global Strategist	Morgan Stanley UIF Growth	Morgan Stanley UIF Mid Cap Growth	Morgan Stanley UIF U.S. Real Estate
ASSETS
Investments, at fair value	$13,434,811	$38,250,875	$57,487,566	$22,120,158	$9,256,028	$16,359,082
Due from (to) Allstate Life Insurance Company	—	—	5	37	—	—
Total assets	$13,434,811	$38,250,875	$57,487,571	$22,120,195	$9,256,028	$16,359,082

NET ASSETS
Accumulation units	$13,369,178	$37,706,773	$56,642,123	$22,018,964	$9,227,520	$16,306,139
Contracts in payout (annuitization) period	65,633	544,102	845,448	101,231	28,508	52,943
Total net assets	$13,434,811	$38,250,875	$57,487,571	$22,120,195	$9,256,028	$16,359,082

FUND SHARE INFORMATION
Number of shares	1,020,882	5,079,797	5,824,475	897,369	1,061,471	764,800
Cost of investments	$13,632,238	$42,887,853	$59,316,572	$19,234,551	$11,162,407	$11,519,258
ACCUMULATION UNIT VALUE
Lowest	$14.86	$15.61	$10.69	$14.58	$19.62	$30.05
Highest	$26.18	$62.41	$56.48	$27.46	$24.80	$57.51

See notes to financial statements.

ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

STATEMENT OF NET ASSETS
December 31, 2016

	The Universal Institutional Funds, Inc. (Class II)	The Universal Institutional Funds, Inc. (Class II)	The Universal Institutional Funds, Inc. (Class II)	The Universal Institutional Funds, Inc. (Class II)	The Universal Institutional Funds, Inc. (Class II)	The Universal Institutional Funds, Inc. (Class II)
	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account
	Morgan Stanley UIF Emerging Markets Debt (Class II)	Morgan Stanley UIF Emerging Markets Equity (Class II)	Morgan Stanley UIF Global Franchise (Class II)	Morgan Stanley UIF Global Infrastructure (Class II)	Morgan Stanley UIF Global Strategist (Class II)	Morgan Stanley UIF Growth (Class II)
ASSETS
Investments, at fair value	$7,127,655	$4,295,412	$25,237,222	$10,874,456	$19,626,239	$4,616,328
Due from (to) Allstate Life Insurance Company	11,745	2,712	12,165	341	3,838	479
Total assets	$7,139,400	$4,298,124	$25,249,387	$10,874,797	$19,630,077	$4,616,807

NET ASSETS
Accumulation units	$7,125,156	$4,298,124	$25,134,717	$10,682,594	$19,498,977	$4,597,250
Contracts in payout (annuitization) period	14,244	—	114,670	192,203	131,100	19,557
Total net assets	$7,139,400	$4,298,124	$25,249,387	$10,874,797	$19,630,077	$4,616,807

FUND SHARE INFORMATION
Number of shares	920,886	327,644	1,996,616	1,451,863	1,998,599	195,111
Cost of investments	$7,535,511	$4,603,389	$29,213,697	$12,229,545	$20,107,410	$3,827,566
ACCUMULATION UNIT VALUE
Lowest	$18.22	$25.68	$21.90	$14.00	$11.61	$21.88
Highest	$26.93	$30.78	$32.30	$29.92	$16.86	$30.27

See notes to financial statements.

ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

STATEMENT OF NET ASSETS
December 31, 2016

	The Universal Institutional Funds, Inc. (Class II)	The Universal Institutional Funds, Inc. (Class II)	The Universal Institutional Funds, Inc. (Class II)
	Sub-Account	Sub-Account	Sub-Account
	Morgan Stanley UIF Mid Cap Growth (Class II)	Morgan Stanley UIF Small Company Growth (Class II)	Morgan Stanley UIF U.S. Real Estate (Class II)
ASSETS
Investments, at fair value	$11,115,530	$5,525,017	$27,579,226
Due from (to) Allstate Life Insurance Company	3,191	408	22,331
Total assets	$11,118,721	$5,525,425	$27,601,557

NET ASSETS
Accumulation units	$11,096,165	$5,524,998	$27,517,791
Contracts in payout (annuitization) period	22,556	427	83,766
Total net assets	$11,118,721	$5,525,425	$27,601,557

FUND SHARE INFORMATION
Number of shares	1,300,062	519,757	1,297,235
Cost of investments	$13,647,975	$7,353,429	$19,816,879
ACCUMULATION UNIT VALUE
Lowest	$12.18	$23.82	$29.36
Highest	$28.26	$28.96	$40.19

See notes to financial statements.

ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

STATEMENT OF OPERATIONS
For the Year Ended December 31, 2016

	Advanced Series Trust	Advanced Series Trust	Advanced Series Trust	Advanced Series Trust	Advanced Series Trust	Advanced Series Trust
	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account
	AST Academic Strategies Asset Allocation	AST Advanced Strategies	AST Balanced Asset Allocation	AST BlackRock Global Strategies	AST BlackRock Low Duration Bond*	AST Bond Portfolio 2018
NET INVESTMENT INCOME (LOSS)
Dividends	$—	$—	$—	$—	$—	$—
Charges from Allstate Life
Insurance Company:
Mortality and expense risk	(66,361)	(33,038)	(99,898)	(263)	(955)	(5,942)
Administrative expense	(6,225)	(3,214)	(11,259)	(29)	(135)	(640)
Net investment income (loss)	(72,586)	(36,252)	(111,157)	(292)	(1,090)	(6,582)

NET REALIZED AND UNREALIZED
GAINS (LOSSES) ON INVESTMENTS
Realized gains (losses) on fund
shares:
Proceeds from sales	1,102,860	330,702	1,082,731	299	1,434	17,816
Cost of investments sold	928,795	238,066	741,700	253	1,478	15,469
Realized gains (losses) on fund
shares	174,065	92,636	341,031	46	(44)	2,347
Realized gain distributions	—	—	—	—	—	—
Net realized gains (losses)	174,065	92,636	341,031	46	(44)	2,347
Change in unrealized gains
(losses)	63,760	47,200	110,912	1,238	1,495	4,568
Net realized and change in
unrealized gains (losses) on
investments	237,825	139,836	451,943	1,284	1,451	6,915

INCREASE (DECREASE) IN
NET ASSETS FROM OPERATIONS	$165,239	$103,584	$340,786	$992	$361	$333

(*) See Note 2 for disclosure of changes in sub-accounts and to the names of funds during 2016.

See notes to financial statements.

ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

STATEMENT OF OPERATIONS
For the Year Ended December 31, 2016

	Advanced Series Trust	Advanced Series Trust	Advanced Series Trust	Advanced Series Trust	Advanced Series Trust	Advanced Series Trust
	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account
	AST Bond Portfolio 2019	AST Bond Portfolio 2022	AST Bond Portfolio 2023	AST Bond Portfolio 2024	AST Bond Portfolio 2025	AST Bond Portfolio 2026
NET INVESTMENT INCOME (LOSS)
Dividends	$—	$—	$—	$—	$—	$—
Charges from Allstate Life
Insurance Company:
Mortality and expense risk	(5,602)	(2,558)	(790)	(1,120)	(8,815)	(3,664)
Administrative expense	(482)	(228)	(88)	(125)	(898)	(356)
Net investment income (loss)	(6,084)	(2,786)	(878)	(1,245)	(9,713)	(4,020)

NET REALIZED AND UNREALIZED
GAINS (LOSSES) ON INVESTMENTS
Realized gains (losses) on fund
shares:
Proceeds from sales	6,119	2,786	947	1,281	1,155,126	447,323
Cost of investments sold	6,318	2,426	799	1,119	1,050,532	447,850
Realized gains (losses) on fund
shares	(199)	360	148	162	104,594	(527)
Realized gain distributions	—	—	—	—	—	—
Net realized gains (losses)	(199)	360	148	162	104,594	(527)
Change in unrealized gains
(losses)	4,843	2,393	962	1,404	(18,816)	(37,209)
Net realized and change in
unrealized gains (losses) on
investments	4,644	2,753	1,110	1,566	85,778	(37,736)

INCREASE (DECREASE) IN
NET ASSETS FROM OPERATIONS	$(1,440)	$(33)	$232	$321	$76,065	$(41,756)

See notes to financial statements.

ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

STATEMENT OF OPERATIONS
For the Year Ended December 31, 2016

	Advanced Series Trust	Advanced Series Trust	Advanced Series Trust	Advanced Series Trust	Advanced Series Trust	Advanced Series Trust
	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account
	AST Bond Portfolio 2027*	AST Capital Growth Asset Allocation	AST Cohen & Steers Realty	AST Defensive Asset Allocation	AST FI Pyramis® Quantitative	AST Global Real Estate
NET INVESTMENT INCOME (LOSS)
Dividends	$—	$—	$—	$—	$—	$—
Charges from Allstate Life
Insurance Company:
Mortality and expense risk	(1,345)	(71,438)	(239)	(11,796)	(21,368)	(32)
Administrative expense	(140)	(7,008)	(29)	(916)	(2,281)	(4)
Net investment income (loss)	(1,485)	(78,446)	(268)	(12,712)	(23,649)	(36)

NET REALIZED AND UNREALIZED
GAINS (LOSSES) ON INVESTMENTS
Realized gains (losses) on fund
shares:
Proceeds from sales	57,280	1,677,765	22,296	702,452	521,572	435
Cost of investments sold	60,682	1,239,005	15,884	678,768	447,676	226
Realized gains (losses) on fund
shares	(3,402)	438,760	6,412	23,684	73,896	209
Realized gain distributions	—	—	—	—	—	—
Net realized gains (losses)	(3,402)	438,760	6,412	23,684	73,896	209
Change in unrealized gains
(losses)	(19,715)	(129,707)	(5,274)	5,308	(18,843)	(183)
Net realized and change in
unrealized gains (losses) on
investments	(23,117)	309,053	1,138	28,992	55,053	26

INCREASE (DECREASE) IN
NET ASSETS FROM OPERATIONS	$(24,602)	$230,607	$870	$16,280	$31,404	$(10)

(*) See Note 2 for disclosure of changes in sub-accounts and to the names of funds during 2016.
See notes to financial statements.

ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

STATEMENT OF OPERATIONS
For the Year Ended December 31, 2016

	Advanced Series Trust	Advanced Series Trust	Advanced Series Trust	Advanced Series Trust	Advanced Series Trust	Advanced Series Trust
	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account
	AST Goldman Sachs Large-Cap Value	AST Goldman Sachs Mid-Cap Growth	AST Goldman Sachs Multi-Asset	AST Goldman Sachs Small-Cap Value	AST Government Money Market*	AST High Yield
NET INVESTMENT INCOME (LOSS)
Dividends	$—	$—	$—	$—	$—	$—
Charges from Allstate Life
Insurance Company:
Mortality and expense risk	(1,102)	(1,144)	(4,744)	(85)	(6,559)	(365)
Administrative expense	(113)	(158)	(566)	(11)	(640)	(56)
Net investment income (loss)	(1,215)	(1,302)	(5,310)	(96)	(7,199)	(421)

NET REALIZED AND UNREALIZED
GAINS (LOSSES) ON INVESTMENTS
Realized gains (losses) on fund
shares:
Proceeds from sales	8,303	12,696	248,744	230	739,643	24,925
Cost of investments sold	7,787	10,115	213,940	139	739,643	21,360
Realized gains (losses) on fund
shares	516	2,581	34,804	91	—	3,565
Realized gain distributions	—	—	—	—	—	—
Net realized gains (losses)	516	2,581	34,804	91	—	3,565
Change in unrealized gains
(losses)	7,751	(694)	(14,623)	1,621	—	1,830
Net realized and change in
unrealized gains (losses) on
investments	8,267	1,887	20,181	1,712	—	5,395

INCREASE (DECREASE) IN
NET ASSETS FROM OPERATIONS	$7,052	$585	$14,871	$1,616	$(7,199)	$4,974

(*) See Note 2 for disclosure of changes in sub-accounts and to the names of funds during 2016.

See notes to financial statements.

ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

STATEMENT OF OPERATIONS
For the Year Ended December 31, 2016

	Advanced Series Trust	Advanced Series Trust	Advanced Series Trust	Advanced Series Trust	Advanced Series Trust	Advanced Series Trust
	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account
	AST Hotchkis & Wiley Large-Cap Value*	AST International Growth	AST International Value	AST Investment Grade Bond	AST J.P. Morgan Global Thematic	AST J.P. Morgan International Equity
NET INVESTMENT INCOME (LOSS)
Dividends	$—	$—	$—	$—	$—	$—
Charges from Allstate Life
Insurance Company:
Mortality and expense risk	(10)	(463)	(591)	(41,940)	(1,211)	(651)
Administrative expense	(1)	(64)	(80)	(4,644)	(167)	(69)
Net investment income (loss)	(11)	(527)	(671)	(46,584)	(1,378)	(720)

NET REALIZED AND UNREALIZED
GAINS (LOSSES) ON INVESTMENTS
Realized gains (losses) on fund
shares:
Proceeds from sales	13	6,477	5,575	3,508,218	24,831	723
Cost of investments sold	11	6,180	5,991	3,320,255	19,316	658
Realized gains (losses) on fund
shares	2	297	(416)	187,963	5,515	65
Realized gain distributions	—	—	—	—	—	—
Net realized gains (losses)	2	297	(416)	187,963	5,515	65
Change in unrealized gains
(losses)	180	(1,919)	648	(2,314)	(327)	819
Net realized and change in
unrealized gains (losses) on
investments	182	(1,622)	232	185,649	5,188	884

INCREASE (DECREASE) IN
NET ASSETS FROM OPERATIONS	$171	$(2,149)	$(439)	$139,065	$3,810	$164

(*) See Note 2 for disclosure of changes in sub-accounts and to the names of funds during 2016.

See notes to financial statements.

ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

STATEMENT OF OPERATIONS
For the Year Ended December 31, 2016

	Advanced Series Trust	Advanced Series Trust	Advanced Series Trust	Advanced Series Trust	Advanced Series Trust	Advanced Series Trust
	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account
	AST J.P. Morgan Strategic Opportunities	AST Loomis Sayles Large-Cap Growth	AST Lord Abbett Core Fixed Income	AST MFS Global Equity	AST MFS Growth	AST Neuberger Berman/LSV Mid-Cap Value
NET INVESTMENT INCOME (LOSS)
Dividends	$—	$—	$—	$—	$—	$—
Charges from Allstate Life
Insurance Company:
Mortality and expense risk	(36,165)	(2,166)	(560)	(628)	(35)	(306)
Administrative expense	(3,717)	(265)	(82)	(96)	(4)	(39)
Net investment income (loss)	(39,882)	(2,431)	(642)	(724)	(39)	(345)

NET REALIZED AND UNREALIZED
GAINS (LOSSES) ON INVESTMENTS
Realized gains (losses) on fund
shares:
Proceeds from sales	572,210	22,666	3,905	8,661	48	3,201
Cost of investments sold	451,326	13,524	3,308	5,480	24	2,418
Realized gains (losses) on fund
shares	120,884	9,142	597	3,181	24	783
Realized gain distributions	—	—	—	—	—	—
Net realized gains (losses)	120,884	9,142	597	3,181	24	783
Change in unrealized gains
(losses)	(36,647)	895	849	1,288	40	3,596
Net realized and change in
unrealized gains (losses) on
investments	84,237	10,037	1,446	4,469	64	4,379

INCREASE (DECREASE) IN
NET ASSETS FROM OPERATIONS	$44,355	$7,606	$804	$3,745	$25	$4,034

See notes to financial statements.

ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

STATEMENT OF OPERATIONS
For the Year Ended December 31, 2016

	Advanced Series Trust	Advanced Series Trust	Advanced Series Trust	Advanced Series Trust	Advanced Series Trust	Advanced Series Trust
	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account
	AST New Discovery Asset Allocation	AST Parametric Emerging Markets Equity	AST PIMCO Total Return Bond	AST Preservation Asset Allocation	AST Prudential Growth Allocation	AST QMA US Equity Alpha
NET INVESTMENT INCOME (LOSS)
Dividends	$—	$—	$—	$—	$—	$—
Charges from Allstate Life
Insurance Company:
Mortality and expense risk	(3,282)	(145)	(983)	(83,535)	(143,222)	(547)
Administrative expense	(257)	(18)	(130)	(9,154)	(15,538)	(81)
Net investment income (loss)	(3,539)	(163)	(1,113)	(92,689)	(158,760)	(628)

NET REALIZED AND UNREALIZED
GAINS (LOSSES) ON INVESTMENTS
Realized gains (losses) on fund
shares:
Proceeds from sales	15,974	471	11,689	1,004,519	2,566,854	13,234
Cost of investments sold	15,537	607	10,701	786,695	2,201,539	7,704
Realized gains (losses) on fund
shares	437	(136)	988	217,824	365,315	5,530
Realized gain distributions	—	—	—	—	—	—
Net realized gains (losses)	437	(136)	988	217,824	365,315	5,530
Change in unrealized gains
(losses)	6,964	1,493	2,733	115,314	596,701	1,817
Net realized and change in
unrealized gains (losses) on
investments	7,401	1,357	3,721	333,138	962,016	7,347

INCREASE (DECREASE) IN
NET ASSETS FROM OPERATIONS	$3,862	$1,194	$2,608	$240,449	$803,256	$6,719

See notes to financial statements.

ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

STATEMENT OF OPERATIONS
For the Year Ended December 31, 2016

	Advanced Series Trust	Advanced Series Trust	Advanced Series Trust	Advanced Series Trust	Advanced Series Trust	Advanced Series Trust
	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account
	AST RCM World Trends	AST Schroders Global Tactical	AST Small-Cap Growth	AST Small-Cap Growth Opportunities	AST Small-Cap Value	AST Templeton Global Bond
NET INVESTMENT INCOME (LOSS)
Dividends	$—	$—	$—	$—	$—	$—
Charges from Allstate Life
Insurance Company:
Mortality and expense risk	(20,289)	(13,799)	(10)	(235)	(348)	(504)
Administrative expense	(1,950)	(1,595)	(1)	(32)	(46)	(65)
Net investment income (loss)	(22,239)	(15,394)	(11)	(267)	(394)	(569)

NET REALIZED AND UNREALIZED
GAINS (LOSSES) ON INVESTMENTS
Realized gains (losses) on fund
shares:
Proceeds from sales	199,639	136,301	1,184	7,567	1,980	6,818
Cost of investments sold	154,517	126,982	1,092	6,164	1,266	7,422
Realized gains (losses) on fund
shares	45,122	9,319	92	1,403	714	(604)
Realized gain distributions	—	—	—	—	—	—
Net realized gains (losses)	45,122	9,319	92	1,403	714	(604)
Change in unrealized gains
(losses)	12,677	60,367	14	142	7,531	2,233
Net realized and change in
unrealized gains (losses) on
investments	57,799	69,686	106	1,545	8,245	1,629

INCREASE (DECREASE) IN
NET ASSETS FROM OPERATIONS	$35,560	$54,292	$95	$1,278	$7,851	$1,060

See notes to financial statements.

ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

STATEMENT OF OPERATIONS
For the Year Ended December 31, 2016

	Advanced Series Trust	Advanced Series Trust	Advanced Series Trust	Advanced Series Trust	Advanced Series Trust	Advanced Series Trust
	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account
	AST T. Rowe Price Asset Allocation	AST T. Rowe Price Large-Cap Growth	AST T. Rowe Price Natural Resources	AST Value Equity*	AST WEDGE Capital Mid-Cap Value*	AST Wellington Management Hedged Equity
NET INVESTMENT INCOME (LOSS)
Dividends	$—	$—	$—	$—	$—	$—
Charges from Allstate Life
Insurance Company:
Mortality and expense risk	(65,499)	(195)	(852)	(196)	(521)	(3,376)
Administrative expense	(6,558)	(29)	(100)	(24)	(61)	(359)
Net investment income (loss)	(72,057)	(224)	(952)	(220)	(582)	(3,735)

NET REALIZED AND UNREALIZED
GAINS (LOSSES) ON INVESTMENTS
Realized gains (losses) on fund
shares:
Proceeds from sales	1,476,734	1,681	40,817	1,844	8,439	86,211
Cost of investments sold	1,149,044	1,412	45,038	1,794	4,084	76,756
Realized gains (losses) on fund
shares	327,690	269	(4,221)	50	4,355	9,455
Realized gain distributions	—	—	—	—	—	—
Net realized gains (losses)	327,690	269	(4,221)	50	4,355	9,455
Change in unrealized gains
(losses)	(27,728)	284	19,666	916	880	5,646
Net realized and change in
unrealized gains (losses) on
investments	299,962	553	15,445	966	5,235	15,101

INCREASE (DECREASE) IN
NET ASSETS FROM OPERATIONS	$227,905	$329	$14,493	$746	$4,653	$11,366

(*) See Note 2 for disclosure of changes in sub-accounts and to the names of funds during 2016.

See notes to financial statements.

ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

STATEMENT OF OPERATIONS
For the Year Ended December 31, 2016

	Advanced Series Trust	Alliance Bernstein Variable Product Series Fund	Alliance Bernstein Variable Product Series Fund	Alliance Bernstein Variable Product Series Fund	Alliance Bernstein Variable Product Series Fund	Alliance Bernstein Variable Product Series Fund
	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account
	AST Western Asset Core Plus Bond	AB VPS Growth	AB VPS Growth & Income	AB VPS International Value	AB VPS Large Cap Growth	AB VPS Small/Mid Cap Value
NET INVESTMENT INCOME (LOSS)
Dividends	$—	$—	$341,688	$84,130	$—	$35,496
Charges from Allstate Life
Insurance Company:
Mortality and expense risk	(104)	(222,953)	(662,493)	(118,559)	(224,689)	(152,197)
Administrative expense	(18)	(20,583)	(48,408)	(15,066)	(16,849)	(19,171)
Net investment income (loss)	(122)	(243,536)	(369,213)	(49,495)	(241,538)	(135,872)

NET REALIZED AND UNREALIZED
GAINS (LOSSES) ON INVESTMENTS
Realized gains (losses) on fund
shares:
Proceeds from sales	863	2,872,719	8,977,615	1,521,913	2,343,999	1,912,036
Cost of investments sold	766	2,150,713	6,559,643	1,867,657	1,568,251	1,795,980
Realized gains (losses) on fund
shares	97	722,006	2,417,972	(345,744)	775,748	116,056
Realized gain distributions	—	1,733,695	2,537,262	—	1,736,972	583,629
Net realized gains (losses)	97	2,455,701	4,955,234	(345,744)	2,512,720	699,685
Change in unrealized gains
(losses)	524	(2,357,714)	(933,533)	180,544	(2,194,684)	1,507,851
Net realized and change in
unrealized gains (losses) on
investments	621	97,987	4,021,701	(165,200)	318,036	2,207,536

INCREASE (DECREASE) IN
NET ASSETS FROM OPERATIONS	$499	$(145,549)	$3,652,488	$(214,695)	$76,498	$2,071,664

See notes to financial statements.

ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

STATEMENT OF OPERATIONS
For the Year Ended December 31, 2016

	Alliance Bernstein Variable Product Series Fund	American Century Variable Portfolios, Inc.	Deutsche Variable Series I	Deutsche Variable Series I	Deutsche Variable Series I	Deutsche Variable Series I
	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account
	AB VPS Value	American Century VP International	Deutsche Bond VIP A	Deutsche Capital Growth VIP A	Deutsche Core Equity VIP A	Deutsche CROCI® International VIP A
NET INVESTMENT INCOME (LOSS)
Dividends	$9,322	$56	$9,538	$9,538	$7,486	$18,857
Charges from Allstate Life
Insurance Company:
Mortality and expense risk	(10,395)	(72)	(782)	(5,027)	(2,189)	(724)
Administrative expense	(1,251)	(5)	(583)	(3,662)	(1,557)	(514)
Net investment income (loss)	(2,324)	(21)	8,173	849	3,740	17,619

NET REALIZED AND UNREALIZED
GAINS (LOSSES) ON INVESTMENTS
Realized gains (losses) on fund
shares:
Proceeds from sales	107,055	81	7,090	135,020	90,929	47,098
Cost of investments sold	90,575	65	7,269	108,520	67,114	71,321
Realized gains (losses) on fund
shares	16,480	16	(179)	26,500	23,815	(24,223)
Realized gain distributions	—	—	—	101,125	47,593	—
Net realized gains (losses)	16,480	16	(179)	127,625	71,408	(24,223)
Change in unrealized gains
(losses)	43,610	(380)	1,443	(84,686)	(29,244)	5,613
Net realized and change in
unrealized gains (losses) on
investments	60,090	(364)	1,264	42,939	42,164	(18,610)

INCREASE (DECREASE) IN
NET ASSETS FROM OPERATIONS	$57,766	$(385)	$9,437	$43,788	$45,904	$(991)

See notes to financial statements.

ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

STATEMENT OF OPERATIONS
For the Year Ended December 31, 2016

	Deutsche Variable Series I	Deutsche Variable Series II	Deutsche Variable Series II	Deutsche Variable Series II	Dreyfus Socially Responsible Growth Fund, Inc.	Dreyfus Stock Index Fund
	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account
	Deutsche Global Small Cap VIP A	Deutsche Global Income Builder VIP A II	Deutsche Government Money Market VIP A II*	Deutsche Small Mid Cap Growth VIP A II	Dreyfus Socially Responsible Growth Fund	Dreyfus Stock Index Fund
NET INVESTMENT INCOME (LOSS)
Dividends	$3,322	$42,616	$100	$—	$274	$7,061
Charges from Allstate Life
Insurance Company:
Mortality and expense risk	(3,506)	(4,394)	(841)	(1,557)	(254)	(4,901)
Administrative expense	(2,500)	(3,126)	(588)	(1,109)	(22)	(368)
Net investment income (loss)	(2,684)	35,096	(1,329)	(2,666)	(2)	1,792

NET REALIZED AND UNREALIZED
GAINS (LOSSES) ON INVESTMENTS
Realized gains (losses) on fund
shares:
Proceeds from sales	113,430	92,192	50,971	16,610	283	395,122
Cost of investments sold	133,974	90,251	50,971	14,359	254	276,548
Realized gains (losses) on fund
shares	(20,544)	1,941	—	2,251	29	118,574
Realized gain distributions	102,478	—	—	61,180	2,080	18,916
Net realized gains (losses)	81,934	1,941	—	63,431	2,109	137,490
Change in unrealized gains
(losses)	(77,285)	23,848	—	(30,463)	(202)	(102,837)
Net realized and change in
unrealized gains (losses) on
investments	4,649	25,789	—	32,968	1,907	34,653

INCREASE (DECREASE) IN
NET ASSETS FROM OPERATIONS	$1,965	$60,885	$(1,329)	$30,302	$1,905	$36,445

(*) See Note 2 for disclosure of changes in sub-accounts and to the names of funds during 2016.

See notes to financial statements.

ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

STATEMENT OF OPERATIONS
For the Year Ended December 31, 2016

	Dreyfus Variable Investment Fund	Dreyfus Variable Investment Fund	Federated Insurance Series	Fidelity Variable Insurance Products Fund	Fidelity Variable Insurance Products Fund	Fidelity Variable Insurance Products Fund
	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account
	VIF Government Money Market*	VIF Growth & Income	Federated Government Money Fund II*	VIP Contrafund	VIP Equity-Income	VIP Government Money Market*
NET INVESTMENT INCOME (LOSS)
Dividends	$45	$587	$3	$31,291	$13,245	$32,180
Charges from Allstate Life
Insurance Company:
Mortality and expense risk	(4,396)	(665)	(49,921)	(46,505)	(7,945)	(186,820)
Administrative expense	(353)	(51)	(3,793)	(3,729)	(608)	(13,718)
Net investment income (loss)	(4,704)	(129)	(53,711)	(18,943)	4,692	(168,358)

NET REALIZED AND UNREALIZED
GAINS (LOSSES) ON INVESTMENTS
Realized gains (losses) on fund
shares:
Proceeds from sales	51,832	32,147	591,773	518,294	106,499	4,962,096
Cost of investments sold	51,832	26,247	591,773	424,710	112,018	4,962,096
Realized gains (losses) on fund
shares	—	5,900	—	93,584	(5,519)	—
Realized gain distributions	—	6,193	—	301,707	40,100	—
Net realized gains (losses)	—	12,093	—	395,291	34,581	—
Change in unrealized gains
(losses)	—	(9,042)	—	(139,816)	51,533	—
Net realized and change in
unrealized gains (losses) on
investments	—	3,051	—	255,475	86,114	—

INCREASE (DECREASE) IN
NET ASSETS FROM OPERATIONS	$(4,704)	$2,922	$(53,711)	$236,532	$90,806	$(168,358)

(*) See Note 2 for disclosure of changes in sub-accounts and to the names of funds during 2016.

See notes to financial statements.

ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

STATEMENT OF OPERATIONS
For the Year Ended December 31, 2016

	Fidelity Variable Insurance Products Fund	Fidelity Variable Insurance Products Fund	Fidelity Variable Insurance Products Fund	Fidelity Variable Insurance Products Fund	Fidelity Variable Insurance Products Fund	Fidelity Variable Insurance Products Fund (Service Class 2)
	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account
	VIP Growth	VIP High Income	VIP Index 500	VIP Investment Grade Bond	VIP Overseas	VIP Asset Manager Growth (Service Class 2)
NET INVESTMENT INCOME (LOSS)
Dividends	$1,113	$21,765	$44,527	$20,822	$9,680	$—
Charges from Allstate Life
Insurance Company:
Mortality and expense risk	(37,025)	(5,270)	(40,318)	(11,007)	(6,607)	(16)
Administrative expense	(2,924)	(427)	(3,204)	(948)	(533)	(1)
Net investment income (loss)	(38,836)	16,068	1,005	8,867	2,540	(17)

NET REALIZED AND UNREALIZED
GAINS (LOSSES) ON INVESTMENTS
Realized gains (losses) on fund
shares:
Proceeds from sales	578,751	110,467	603,600	202,661	154,467	31,632
Cost of investments sold	399,438	125,443	390,647	201,603	151,684	28,740
Realized gains (losses) on fund
shares	179,313	(14,976)	212,953	1,058	2,783	2,892
Realized gain distributions	287,823	—	3,513	472	1,147	—
Net realized gains (losses)	467,136	(14,976)	216,466	1,530	3,930	2,892
Change in unrealized gains
(losses)	(448,031)	50,310	94,617	22,745	(40,874)	(4,584)
Net realized and change in
unrealized gains (losses) on
investments	19,105	35,334	311,083	24,275	(36,944)	(1,692)

INCREASE (DECREASE) IN
NET ASSETS FROM OPERATIONS	$(19,731)	$51,402	$312,088	$33,142	$(34,404)	$(1,709)
See notes to financial statements.

ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

STATEMENT OF OPERATIONS
For the Year Ended December 31, 2016

	Fidelity Variable Insurance Products Fund (Service Class 2)	Fidelity Variable Insurance Products Fund (Service Class 2)	Fidelity Variable Insurance Products Fund (Service Class 2)	Fidelity Variable Insurance Products Fund (Service Class 2)	Fidelity Variable Insurance Products Fund (Service Class 2)	Fidelity Variable Insurance Products Fund (Service Class 2)
	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account
	VIP Contrafund (Service Class 2)	VIP Equity-Income (Service Class 2)	VIP Freedom 2010 Portfolio (Service Class 2)	VIP Freedom 2020 Portfolio (Service Class 2)	VIP Freedom 2030 Portfolio (Service Class 2)	VIP Freedom Income Portfolio (Service Class 2)
NET INVESTMENT INCOME (LOSS)
Dividends	$179,155	$9,782	$53,550	$41,489	$17,865	$9,641
Charges from Allstate Life
Insurance Company:
Mortality and expense risk	(437,058)	(6,917)	(56,932)	(48,995)	(20,788)	(16,241)
Administrative expense	(57,827)	(471)	(7,475)	(6,460)	(2,864)	(2,218)
Net investment income (loss)	(315,730)	2,394	(10,857)	(13,966)	(5,787)	(8,818)

NET REALIZED AND UNREALIZED
GAINS (LOSSES) ON INVESTMENTS
Realized gains (losses) on fund
shares:
Proceeds from sales	6,340,528	96,395	757,285	1,019,270	121,801	1,231,370
Cost of investments sold	5,808,727	104,157	679,217	903,370	104,648	1,204,637
Realized gains (losses) on fund
shares	531,801	(7,762)	78,068	115,900	17,153	26,733
Realized gain distributions	2,575,398	32,551	91,378	111,115	59,407	14,278
Net realized gains (losses)	3,107,199	24,789	169,446	227,015	76,560	41,011
Change in unrealized gains
(losses)	(1,164,072)	41,453	(35,653)	(77,561)	(2,313)	1,147
Net realized and change in
unrealized gains (losses) on
investments	1,943,127	66,242	133,793	149,454	74,247	42,158

INCREASE (DECREASE) IN
NET ASSETS FROM OPERATIONS	$1,627,397	$68,636	$122,936	$135,488	$68,460	$33,340

See notes to financial statements.

ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

STATEMENT OF OPERATIONS
For the Year Ended December 31, 2016

	Fidelity Variable Insurance Products Fund (Service Class 2)	Fidelity Variable Insurance Products Fund (Service Class 2)	Fidelity Variable Insurance Products Fund (Service Class 2)	Fidelity Variable Insurance Products Fund (Service Class 2)	Fidelity Variable Insurance Products Fund (Service Class 2)	Fidelity Variable Insurance Products Fund (Service Class 2)
	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account
	VIP Government Money Market (Service Class 2)*	VIP Growth (Service Class 2)	VIP Growth & Income (Service Class 2)	VIP Growth Opportunities (Service Class 2)	VIP High Income (Service Class 2)	VIP Index 500 (Service Class 2)
NET INVESTMENT INCOME (LOSS)
Dividends	$3,367	$—	$73,613	$662	$121,421	$159,016
Charges from Allstate Life
Insurance Company:
Mortality and expense risk	(348,449)	(1,841)	(73,277)	(18,963)	(37,367)	(123,645)
Administrative expense	(35,425)	(126)	(9,173)	(2,487)	(4,648)	(15,714)
Net investment income (loss)	(380,507)	(1,967)	(8,837)	(20,788)	79,406	19,657

NET REALIZED AND UNREALIZED
GAINS (LOSSES) ON INVESTMENTS
Realized gains (losses) on fund
shares:
Proceeds from sales	7,291,311	41,871	940,023	177,004	809,346	1,190,878
Cost of investments sold	7,291,311	25,672	740,073	207,642	888,296	951,096
Realized gains (losses) on fund
shares	—	16,199	199,950	(30,638)	(78,950)	239,782
Realized gain distributions	—	13,039	301,979	27,036	—	8,200
Net realized gains (losses)	—	29,238	501,929	(3,602)	(78,950)	247,982
Change in unrealized gains
(losses)	—	(28,656)	128,796	(2,884)	289,728	547,810
Net realized and change in
unrealized gains (losses) on
investments	—	582	630,725	(6,486)	210,778	795,792

INCREASE (DECREASE) IN
NET ASSETS FROM OPERATIONS	$(380,507)	$(1,385)	$621,888	$(27,274)	$290,184	$815,449

(*) See Note 2 for disclosure of changes in sub-accounts and to the names of funds during 2016.

See notes to financial statements.

ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

STATEMENT OF OPERATIONS
For the Year Ended December 31, 2016

	Fidelity Variable Insurance Products Fund (Service Class 2)	Fidelity Variable Insurance Products Fund (Service Class 2)	Fidelity Variable Insurance Products Fund (Service Class 2)	Franklin Templeton Variable Insurance Products Trust	Franklin Templeton Variable Insurance Products Trust	Franklin Templeton Variable Insurance Products Trust
	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account
	VIP Investment Grade Bond (Service Class 2)	VIP Mid Cap (Service Class 2)	VIP Overseas (Service Class 2)	Franklin Flex Cap Growth VIP	Franklin Growth and Income VIP	Franklin High Income VIP
NET INVESTMENT INCOME (LOSS)
Dividends	$12	$28,741	$88	$—	$535,453	$501,058
Charges from Allstate Life
Insurance Company:
Mortality and expense risk	(9)	(129,661)	(408)	(20,176)	(292,241)	(109,050)
Administrative expense	—	(17,034)	(24)	(2,562)	(39,149)	(9,958)
Net investment income (loss)	3	(117,954)	(344)	(22,738)	204,063	382,050

NET REALIZED AND UNREALIZED
GAINS (LOSSES) ON INVESTMENTS
Realized gains (losses) on fund
shares:
Proceeds from sales	395	1,817,313	19,558	293,458	4,364,414	1,347,204
Cost of investments sold	413	1,873,367	20,378	414,274	3,886,073	1,494,426
Realized gains (losses) on fund
shares	(18)	(56,054)	(820)	(120,816)	478,341	(147,222)
Realized gain distributions	—	587,430	12	195,242	1,578,681	—
Net realized gains (losses)	(18)	531,376	(808)	74,426	2,057,022	(147,222)
Change in unrealized gains
(losses)	32	419,603	(734)	(123,442)	(368,326)	774,091
Net realized and change in
unrealized gains (losses) on
investments	14	950,979	(1,542)	(49,016)	1,688,696	626,869

INCREASE (DECREASE) IN
NET ASSETS FROM OPERATIONS	$17	$833,025	$(1,886)	$(71,754)	$1,892,759	$1,008,919

See notes to financial statements.

ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

STATEMENT OF OPERATIONS
For the Year Ended December 31, 2016

	Franklin Templeton Variable Insurance Products Trust	Franklin Templeton Variable Insurance Products Trust	Franklin Templeton Variable Insurance Products Trust	Franklin Templeton Variable Insurance Products Trust	Franklin Templeton Variable Insurance Products Trust	Franklin Templeton Variable Insurance Products Trust
	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account
	Franklin Income VIP	Franklin Large Cap Growth VIP	Franklin Mutual Global Discovery VIP	Franklin Mutual Shares VIP	Franklin Small Cap Value VIP	Franklin Small-Mid Cap Growth VIP
NET INVESTMENT INCOME (LOSS)
Dividends	$4,077,132	$—	$196,338	$919,461	$167,990	$—
Charges from Allstate Life
Insurance Company:
Mortality and expense risk	(1,168,868)	(297,329)	(165,906)	(680,525)	(291,117)	(10,120)
Administrative expense	(133,031)	(39,630)	(22,322)	(80,721)	(36,524)	(1,285)
Net investment income (loss)	2,775,233	(336,959)	8,110	158,215	(159,651)	(11,405)

NET REALIZED AND UNREALIZED
GAINS (LOSSES) ON INVESTMENTS
Realized gains (losses) on fund
shares:
Proceeds from sales	16,273,022	4,471,940	4,391,903	9,256,600	5,250,514	270,321
Cost of investments sold	17,173,911	4,261,380	4,811,155	8,336,335	4,837,155	297,561
Realized gains (losses) on fund
shares	(900,889)	210,560	(419,252)	920,265	413,359	(27,240)
Realized gain distributions	—	328,361	931,004	3,787,755	3,087,180	84,858
Net realized gains (losses)	(900,889)	538,921	511,752	4,708,020	3,500,539	57,618
Change in unrealized gains
(losses)	7,431,267	(1,042,477)	565,526	1,302,797	1,758,560	(32,724)
Net realized and change in
unrealized gains (losses) on
investments	6,530,378	(503,556)	1,077,278	6,010,817	5,259,099	24,894

INCREASE (DECREASE) IN
NET ASSETS FROM OPERATIONS	$9,305,611	$(840,515)	$1,085,388	$6,169,032	$5,099,448	$13,489

See notes to financial statements.

ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

STATEMENT OF OPERATIONS
For the Year Ended December 31, 2016

	Franklin Templeton Variable Insurance Products Trust	Franklin Templeton Variable Insurance Products Trust	Franklin Templeton Variable Insurance Products Trust	Franklin Templeton Variable Insurance Products Trust	Franklin Templeton Variable Insurance Products Trust	Goldman Sachs Variable Insurance Trust
	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account
	Franklin U.S. Government Securities VIP	Templeton Developing Markets VIP	Templeton Foreign VIP	Templeton Global Bond VIP	Templeton Growth VIP	VIT Large Cap Value
NET INVESTMENT INCOME (LOSS)
Dividends	$298,554	$64,396	$873,630	$—	$13,062	$51,261
Charges from Allstate Life
Insurance Company:
Mortality and expense risk	(169,151)	(112,762)	(651,934)	(14,365)	(8,803)	(36,546)
Administrative expense	(23,095)	(14,602)	(76,671)	(1,494)	(672)	(4,605)
Net investment income (loss)	106,308	(62,968)	145,025	(15,859)	3,587	10,110

NET REALIZED AND UNREALIZED
GAINS (LOSSES) ON INVESTMENTS
Realized gains (losses) on fund
shares:
Proceeds from sales	2,421,824	2,120,665	8,816,931	303,424	216,816	521,168
Cost of investments sold	2,492,549	2,845,156	9,985,350	331,137	205,748	599,458
Realized gains (losses) on fund
shares	(70,725)	(724,491)	(1,168,419)	(27,713)	11,068	(78,290)
Realized gain distributions	—	—	782,493	910	25,122	24,611
Net realized gains (losses)	(70,725)	(724,491)	(385,926)	(26,803)	36,190	(53,679)
Change in unrealized gains
(losses)	(140,670)	1,927,226	2,486,119	50,493	7,600	259,656
Net realized and change in
unrealized gains (losses) on
investments	(211,395)	1,202,735	2,100,193	23,690	43,790	205,977

INCREASE (DECREASE) IN
NET ASSETS FROM OPERATIONS	$(105,087)	$1,139,767	$2,245,218	$7,831	$47,377	$216,087

See notes to financial statements.

ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

STATEMENT OF OPERATIONS
For the Year Ended December 31, 2016

	Goldman Sachs Variable Insurance Trust	Goldman Sachs Variable Insurance Trust	Goldman Sachs Variable Insurance Trust	Goldman Sachs Variable Insurance Trust	Invesco Investment Services	Invesco Investment Services
	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account
	VIT Mid Cap Value	VIT Small Cap Equity Insights	VIT Strategic Growth	VIT U.S. Equity Insights	Invesco V.I. American Franchise	Invesco V.I. American Value
NET INVESTMENT INCOME (LOSS)
Dividends	$29,234	$47,686	$44	$48,797	$—	$117,248
Charges from Allstate Life
Insurance Company:
Mortality and expense risk	(30,829)	(63,617)	(212)	(57,466)	(979,596)	(516,273)
Administrative expense	(4,087)	(7,891)	(17)	(7,275)	(71,216)	(36,517)
Net investment income (loss)	(5,682)	(23,822)	(185)	(15,944)	(1,050,812)	(435,542)

NET REALIZED AND UNREALIZED
GAINS (LOSSES) ON INVESTMENTS
Realized gains (losses) on fund
shares:
Proceeds from sales	343,342	954,751	17,905	711,299	10,437,129	5,869,815
Cost of investments sold	378,811	1,024,524	13,993	537,329	7,107,648	5,482,956
Realized gains (losses) on fund
shares	(35,469)	(69,773)	3,912	173,970	3,329,481	386,859
Realized gain distributions	1,181	113,771	1	131,649	6,328,997	1,811,481
Net realized gains (losses)	(34,288)	43,998	3,913	305,619	9,658,478	2,198,340
Change in unrealized gains
(losses)	266,638	782,672	(3,113)	29,727	(8,254,875)	2,388,417
Net realized and change in
unrealized gains (losses) on
investments	232,350	826,670	800	335,346	1,403,603	4,586,757

INCREASE (DECREASE) IN
NET ASSETS FROM OPERATIONS	$226,668	$802,848	$615	$319,402	$352,791	$4,151,215

See notes to financial statements.

ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

STATEMENT OF OPERATIONS
For the Year Ended December 31, 2016

	Invesco Investment Services	Invesco Investment Services	Invesco Investment Services	Invesco Investment Services	Invesco Investment Services	Invesco Investment Services
	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account
	Invesco V.I. Comstock	Invesco V.I. Core Equity	Invesco V.I. Core Plus Bond	Invesco V.I. Diversified Dividend	Invesco V.I. Equity and Income	Invesco V.I. Global Core Equity
NET INVESTMENT INCOME (LOSS)
Dividends	$339,568	$494,704	$267,998	$1,706,165	$420,298	$269,381
Charges from Allstate Life
Insurance Company:
Mortality and expense risk	(301,303)	(881,736)	(85,870)	(1,749,721)	(294,207)	(348,537)
Administrative expense	(21,938)	(66,155)	(6,497)	(127,030)	(21,678)	(25,868)
Net investment income (loss)	16,327	(453,187)	175,631	(170,586)	104,413	(105,024)

NET REALIZED AND UNREALIZED
GAINS (LOSSES) ON INVESTMENTS
Realized gains (losses) on fund
shares:
Proceeds from sales	4,323,284	10,108,485	968,975	18,411,651	3,013,418	4,166,035
Cost of investments sold	3,099,185	7,668,802	1,096,133	9,702,128	2,818,232	4,074,419
Realized gains (losses) on fund
shares	1,224,099	2,439,683	(127,158)	8,709,523	195,186	91,616
Realized gain distributions	1,694,318	4,434,182	—	—	703,011	—
Net realized gains (losses)	2,918,417	6,873,865	(127,158)	8,709,523	898,197	91,616
Change in unrealized gains
(losses)	212,514	(881,344)	282,422	8,158,536	1,860,862	1,343,625
Net realized and change in
unrealized gains (losses) on
investments	3,130,931	5,992,521	155,264	16,868,059	2,759,059	1,435,241

INCREASE (DECREASE) IN
NET ASSETS FROM OPERATIONS	$3,147,258	$5,539,334	$330,895	$16,697,473	$2,863,472	$1,330,217

See notes to financial statements.

ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

STATEMENT OF OPERATIONS
For the Year Ended December 31, 2016

	Invesco Investment Services	Invesco Investment Services	Invesco Investment Services	Invesco Investment Services	Invesco Investment Services	Invesco Investment Services
	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account
	Invesco V.I. Government Money Market*	Invesco V.I. Government Securities	Invesco V.I. High Yield	Invesco V.I. International Growth	Invesco V.I. Managed Volatility	Invesco V.I. Mid Cap Core Equity
NET INVESTMENT INCOME (LOSS)
Dividends	$4,028	$145,744	$492,763	$221,123	$96,237	$6,614
Charges from Allstate Life
Insurance Company:
Mortality and expense risk	(57,348)	(95,843)	(157,052)	(212,227)	(68,059)	(120,698)
Administrative expense	(4,380)	(7,377)	(11,224)	(16,194)	(5,212)	(8,823)
Net investment income (loss)	(57,700)	42,524	324,487	(7,298)	22,966	(122,907)

NET REALIZED AND UNREALIZED
GAINS (LOSSES) ON INVESTMENTS
Realized gains (losses) on fund
shares:
Proceeds from sales	1,501,091	1,116,936	1,873,333	2,372,490	968,533	1,499,607
Cost of investments sold	1,501,091	1,151,370	2,029,882	1,627,519	1,205,639	1,448,506
Realized gains (losses) on fund
shares	—	(34,434)	(156,549)	744,971	(237,106)	51,101
Realized gain distributions	—	—	—	—	155,069	563,807
Net realized gains (losses)	—	(34,434)	(156,549)	744,971	(82,037)	614,908
Change in unrealized gains
(losses)	—	(12,844)	944,030	(1,043,889)	496,012	496,094
Net realized and change in
unrealized gains (losses) on
investments	—	(47,278)	787,481	(298,918)	413,975	1,111,002

INCREASE (DECREASE) IN
NET ASSETS FROM OPERATIONS	$(57,700)	$(4,754)	$1,111,968	$(306,216)	$436,941	$988,095

(*) See Note 2 for disclosure of changes in sub-accounts and to the names of funds during 2016.

See notes to financial statements.

ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

STATEMENT OF OPERATIONS
For the Year Ended December 31, 2016

	Invesco Investment Services	Invesco Investment Services	Invesco Investment Services	Invesco Investment Services	Invesco Investment Services (Series II)	Invesco Investment Services (Series II)
	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account
	Invesco V.I. Mid Cap Growth	Invesco V.I. S&P 500 Index	Invesco V.I. Technology	Invesco V.I. Value Opportunities	Invesco V.I. American Franchise II	Invesco V.I. American Value II
NET INVESTMENT INCOME (LOSS)
Dividends	$—	$542,279	$—	$22,431	$—	$23,248
Charges from Allstate Life
Insurance Company:
Mortality and expense risk	(81,933)	(436,664)	(31,543)	(72,407)	(303,533)	(299,102)
Administrative expense	(6,274)	(31,245)	(2,408)	(5,535)	(28,472)	(38,581)
Net investment income (loss)	(88,207)	74,370	(33,951)	(55,511)	(332,005)	(314,435)

NET REALIZED AND UNREALIZED
GAINS (LOSSES) ON INVESTMENTS
Realized gains (losses) on fund
shares:
Proceeds from sales	1,625,531	4,976,182	336,702	831,757	3,090,512	4,174,503
Cost of investments sold	1,345,782	3,760,850	279,982	924,553	1,711,611	3,971,491
Realized gains (losses) on fund
shares	279,749	1,215,332	56,720	(92,796)	1,378,901	203,012
Realized gain distributions	610,435	2,371,851	109,826	1,671,853	1,745,269	1,128,337
Net realized gains (losses)	890,184	3,587,183	166,546	1,579,057	3,124,170	1,331,349
Change in unrealized gains
(losses)	(912,336)	(739,151)	(199,915)	(645,735)	(2,802,614)	1,488,956
Net realized and change in
unrealized gains (losses) on
investments	(22,152)	2,848,032	(33,369)	933,322	321,556	2,820,305

INCREASE (DECREASE) IN
NET ASSETS FROM OPERATIONS	$(110,359)	$2,922,402	$(67,320)	$877,811	$(10,449)	$2,505,870

See notes to financial statements.

ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

STATEMENT OF OPERATIONS
For the Year Ended December 31, 2016

	Invesco Investment Services (Series II)	Invesco Investment Services (Series II)	Invesco Investment Services (Series II)	Invesco Investment Services (Series II)	Invesco Investment Services (Series II)	Invesco Investment Services (Series II)
	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account
	Invesco V.I. Comstock II	Invesco V.I. Core Equity II	Invesco V.I. Core Plus Bond II	Invesco V.I. Diversified Dividend II	Invesco V.I. Equity and Income II	Invesco V.I. Global Core Equity II
NET INVESTMENT INCOME (LOSS)
Dividends	$949,241	$7,033	$4,452	$340,344	$420,189	$88,896
Charges from Allstate Life
Insurance Company:
Mortality and expense risk	(1,148,915)	(22,109)	(2,059)	(490,438)	(392,164)	(197,944)
Administrative expense	(115,691)	(2,303)	(134)	(38,607)	(43,531)	(16,221)
Net investment income (loss)	(315,365)	(17,379)	2,259	(188,701)	(15,506)	(125,269)

NET REALIZED AND UNREALIZED
GAINS (LOSSES) ON INVESTMENTS
Realized gains (losses) on fund
shares:
Proceeds from sales	13,091,328	368,672	40,019	4,620,381	4,271,809	1,706,035
Cost of investments sold	9,331,697	291,482	44,156	2,689,942	3,812,377	1,644,876
Realized gains (losses) on fund
shares	3,759,631	77,190	(4,137)	1,930,439	459,432	61,159
Realized gain distributions	5,706,511	96,720	—	—	812,135	—
Net realized gains (losses)	9,466,142	173,910	(4,137)	1,930,439	1,271,567	61,159
Change in unrealized gains
(losses)	1,077,015	(52,803)	9,005	1,838,270	1,863,101	609,018
Net realized and change in
unrealized gains (losses) on
investments	10,543,157	121,107	4,868	3,768,709	3,134,668	670,177

INCREASE (DECREASE) IN
NET ASSETS FROM OPERATIONS	$10,227,792	$103,728	$7,127	$3,580,008	$3,119,162	$544,908

See notes to financial statements.

ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

STATEMENT OF OPERATIONS
For the Year Ended December 31, 2016

	Invesco Investment Services (Series II)	Invesco Investment Services (Series II)	Invesco Investment Services (Series II)	Invesco Investment Services (Series II)	Invesco Investment Services (Series II)	Invesco Investment Services (Series II)
	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account
	Invesco V.I. Government Money Market II*	Invesco V.I. Government Securities II	Invesco V.I. Growth and Income II	Invesco V.I. High Yield II	Invesco V.I. International Growth II	Invesco V.I. Managed Volatility II
NET INVESTMENT INCOME (LOSS)
Dividends	$167	$4,295	$344,429	$281,136	$23,679	$1,842
Charges from Allstate Life
Insurance Company:
Mortality and expense risk	(7,626)	(4,238)	(586,717)	(115,811)	(30,293)	(1,645)
Administrative expense	(543)	(265)	(75,419)	(9,859)	(3,678)	(116)
Net investment income (loss)	(8,002)	(208)	(317,707)	155,466	(10,292)	81

NET REALIZED AND UNREALIZED
GAINS (LOSSES) ON INVESTMENTS
Realized gains (losses) on fund
shares:
Proceeds from sales	62,488	52,781	8,155,476	1,043,948	267,783	33,721
Cost of investments sold	62,488	54,542	7,890,552	1,145,183	245,925	44,757
Realized gains (losses) on fund
shares	—	(1,761)	264,924	(101,235)	21,858	(11,036)
Realized gain distributions	—	—	3,644,599	—	—	3,507
Net realized gains (losses)	—	(1,761)	3,909,523	(101,235)	21,858	(7,529)
Change in unrealized gains
(losses)	—	1,452	2,772,969	557,230	(61,374)	15,718
Net realized and change in
unrealized gains (losses) on
investments	—	(309)	6,682,492	455,995	(39,516)	8,189

INCREASE (DECREASE) IN
NET ASSETS FROM OPERATIONS	$(8,002)	$(517)	$6,364,785	$611,461	$(49,808)	$8,270

(*) See Note 2 for disclosure of changes in sub-accounts and to the names of funds during 2016.

See notes to financial statements.

ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

STATEMENT OF OPERATIONS
For the Year Ended December 31, 2016

	Invesco Investment Services (Series II)	Invesco Investment Services (Series II)	Invesco Investment Services (Series II)	Invesco Investment Services (Series II)	Invesco Investment Services (Series II)	Janus Aspen Series
	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account
	Invesco V.I. Mid Cap Core Equity II	Invesco V.I. Mid Cap Growth II	Invesco V.I. S&P 500 Index II	Invesco V.I. Technology II	Invesco V.I. Value Opportunities II	Forty Portfolio
NET INVESTMENT INCOME (LOSS)
Dividends	$—	$—	$675,114	$—	$2,749	$—
Charges from Allstate Life
Insurance Company:
Mortality and expense risk	(19,826)	(111,787)	(741,097)	(123)	(53,632)	(150)
Administrative expense	(1,994)	(10,524)	(64,715)	(8)	(6,199)	(11)
Net investment income (loss)	(21,820)	(122,311)	(130,698)	(131)	(57,082)	(161)

NET REALIZED AND UNREALIZED
GAINS (LOSSES) ON INVESTMENTS
Realized gains (losses) on fund
shares:
Proceeds from sales	173,846	1,554,098	7,582,911	2,300	677,151	404
Cost of investments sold	173,577	1,410,835	5,410,337	1,939	738,890	344
Realized gains (losses) on fund
shares	269	143,263	2,172,574	361	(61,739)	60
Realized gain distributions	83,499	739,099	3,518,583	336	1,080,589	1,433
Net realized gains (losses)	83,768	882,362	5,691,157	697	1,018,850	1,493
Change in unrealized gains
(losses)	72,228	(861,717)	(1,465,508)	(891)	(427,400)	(1,277)
Net realized and change in
unrealized gains (losses) on
investments	155,996	20,645	4,225,649	(194)	591,450	216

INCREASE (DECREASE) IN
NET ASSETS FROM OPERATIONS	$134,176	$(101,666)	$4,094,951	$(325)	$534,368	$55
See notes to financial statements.

ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

STATEMENT OF OPERATIONS
For the Year Ended December 31, 2016

	Lazard Retirement Series, Inc.	Legg Mason Partners Variable Equity Trust	Lord Abbett Series Fund	Lord Abbett Series Fund	Lord Abbett Series Fund	Lord Abbett Series Fund
	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account
	Emerging Markets Equity	ClearBridge Variable Large Cap Value Portfolio I	Bond-Debenture	Fundamental Equity	Growth and Income	Growth Opportunities
NET INVESTMENT INCOME (LOSS)
Dividends	$1	$7	$584,631	$40,365	$142,997	$—
Charges from Allstate Life
Insurance Company:
Mortality and expense risk	(1)	(8)	(191,533)	(51,415)	(140,612)	(82,859)
Administrative expense	—	—	(26,204)	(6,812)	(18,795)	(11,308)
Net investment income (loss)	—	(1)	366,894	(17,862)	(16,410)	(94,167)

NET REALIZED AND UNREALIZED
GAINS (LOSSES) ON INVESTMENTS
Realized gains (losses) on fund
shares:
Proceeds from sales	176	785	3,365,220	920,158	1,906,549	1,326,938
Cost of investments sold	198	798	3,395,055	912,040	1,596,153	1,543,402
Realized gains (losses) on fund
shares	(22)	(13)	(29,835)	8,118	310,396	(216,464)
Realized gain distributions	—	9	—	66,224	131,764	34,214
Net realized gains (losses)	(22)	(4)	(29,835)	74,342	442,160	(182,250)
Change in unrealized gains
(losses)	29	9	1,007,083	402,320	965,313	246,635
Net realized and change in
unrealized gains (losses) on
investments	7	5	977,248	476,662	1,407,473	64,385

INCREASE (DECREASE) IN
NET ASSETS FROM OPERATIONS	$7	$4	$1,344,142	$458,800	$1,391,063	$(29,782)

See notes to financial statements.

ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

STATEMENT OF OPERATIONS
For the Year Ended December 31, 2016

	Lord Abbett Series Fund	MFS Variable Insurance Trust	MFS Variable Insurance Trust	MFS Variable Insurance Trust	MFS Variable Insurance Trust	MFS Variable Insurance Trust
	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account
	Mid-Cap Stock	MFS Growth	MFS High Yield	MFS Investors Trust	MFS New Discovery	MFS Research
NET INVESTMENT INCOME (LOSS)
Dividends	$57,061	$307	$16,071	$6,455	$—	$3,899
Charges from Allstate Life
Insurance Company:
Mortality and expense risk	(169,047)	(9,099)	(2,732)	(9,904)	(12,522)	(6,537)
Administrative expense	(22,068)	(707)	(237)	(760)	(1,040)	(484)
Net investment income (loss)	(134,054)	(9,499)	13,102	(4,209)	(13,562)	(3,122)

NET REALIZED AND UNREALIZED
GAINS (LOSSES) ON INVESTMENTS
Realized gains (losses) on fund
shares:
Proceeds from sales	2,176,124	101,568	33,146	172,117	174,979	118,362
Cost of investments sold	1,775,934	70,683	35,785	133,620	170,678	97,191
Realized gains (losses) on fund
shares	400,190	30,885	(2,639)	38,497	4,301	21,171
Realized gain distributions	649,344	41,928	—	82,513	47,560	50,037
Net realized gains (losses)	1,049,534	72,813	(2,639)	121,010	51,861	71,208
Change in unrealized gains
(losses)	640,445	(55,380)	17,669	(66,696)	36,202	(35,348)
Net realized and change in
unrealized gains (losses) on
investments	1,689,979	17,433	15,030	54,314	88,063	35,860

INCREASE (DECREASE) IN
NET ASSETS FROM OPERATIONS	$1,555,925	$7,934	$28,132	$50,105	$74,501	$32,738

See notes to financial statements.

ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

STATEMENT OF OPERATIONS
For the Year Ended December 31, 2016

	MFS Variable Insurance Trust	MFS Variable Insurance Trust	MFS Variable Insurance Trust (Service Class)	MFS Variable Insurance Trust (Service Class)	MFS Variable Insurance Trust (Service Class)	MFS Variable Insurance Trust (Service Class)
	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account
	MFS Total Return Bond	MFS Utilities	MFS Growth (Service Class)	MFS Investors Trust (Service Class)	MFS New Discovery (Service Class)	MFS Research (Service Class)
NET INVESTMENT INCOME (LOSS)
Dividends	$30,255	$8,808	$—	$636	$—	$166
Charges from Allstate Life
Insurance Company:
Mortality and expense risk	(10,391)	(2,956)	(1,068)	(1,625)	(1,397)	(458)
Administrative expense	(889)	(226)	(72)	(114)	(96)	(32)
Net investment income (loss)	18,975	5,626	(1,140)	(1,103)	(1,493)	(324)

NET REALIZED AND UNREALIZED
GAINS (LOSSES) ON INVESTMENTS
Realized gains (losses) on fund
shares:
Proceeds from sales	113,738	4,774	3,340	8,426	44,804	1,376
Cost of investments sold	106,267	4,445	1,975	5,851	42,295	817
Realized gains (losses) on fund
shares	7,471	329	1,365	2,575	2,509	559
Realized gain distributions	—	5,197	4,430	12,404	4,417	3,255
Net realized gains (losses)	7,471	5,526	5,795	14,979	6,926	3,814
Change in unrealized gains
(losses)	730	9,569	(4,251)	(6,421)	1,843	(1,354)
Net realized and change in
unrealized gains (losses) on
investments	8,201	15,095	1,544	8,558	8,769	2,460

INCREASE (DECREASE) IN
NET ASSETS FROM OPERATIONS	$27,176	$20,721	$404	$7,455	$7,276	$2,136

See notes to financial statements.

ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

STATEMENT OF OPERATIONS
For the Year Ended December 31, 2016

	MFS Variable Insurance Trust (Service Class)	Morgan Stanley Variable Investment Series	Morgan Stanley Variable Investment Series	Morgan Stanley Variable Investment Series	Morgan Stanley Variable Investment Series	Morgan Stanley Variable Investment Series
	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account
	MFS Utilities (Service Class)	European Equity	Income Plus	Limited Duration	Money Market*	Multi Cap Growth
NET INVESTMENT INCOME (LOSS)
Dividends	$24,875	$684,543	$2,004,233	$90,204	$726	$—
Charges from Allstate Life
Insurance Company:
Mortality and expense risk	(9,974)	(303,246)	(674,060)	(80,363)	(95,609)	(2,086,039)
Administrative expense	(699)	(21,607)	(49,611)	(5,873)	(7,022)	(142,384)
Net investment income (loss)	14,202	359,690	1,280,562	3,968	(101,905)	(2,228,423)

NET REALIZED AND UNREALIZED
GAINS (LOSSES) ON INVESTMENTS
Realized gains (losses) on fund
shares:
Proceeds from sales	138,581	4,281,165	7,997,607	1,263,830	23,449,827	21,917,449
Cost of investments sold	123,564	4,853,276	7,553,429	1,462,765	23,449,827	19,081,868
Realized gains (losses) on fund
shares	15,017	(572,111)	444,178	(198,935)	—	2,835,581
Realized gain distributions	15,799	—	1,246,763	—	—	26,413,894
Net realized gains (losses)	30,816	(572,111)	1,690,941	(198,935)	—	29,249,475
Change in unrealized gains
(losses)	18,875	(826,502)	(95,057)	407,481	—	(35,389,351)
Net realized and change in
unrealized gains (losses) on
investments	49,691	(1,398,613)	1,595,884	208,546	—	(6,139,876)

INCREASE (DECREASE) IN
NET ASSETS FROM OPERATIONS	$63,893	$(1,038,923)	$2,876,446	$212,514	$(101,905)	$(8,368,299)

(*) See Note 2 for disclosure of changes in sub-accounts and to the names of funds during 2016.

See notes to financial statements.

ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

STATEMENT OF OPERATIONS
For the Year Ended December 31, 2016

	Morgan Stanley Variable Investment Series (Class Y Shares)	Morgan Stanley Variable Investment Series (Class Y Shares)	Morgan Stanley Variable Investment Series (Class Y Shares)	Morgan Stanley Variable Investment Series (Class Y Shares)	Morgan Stanley Variable Investment Series (Class Y Shares)	Neuberger Berman Advisors Management Trust
	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account
	European Equity (Class Y Shares)	Income Plus (Class Y Shares)	Limited Duration (Class Y Shares)	Money Market (Class Y Shares)*	Multi Cap Growth (Class Y Shares)	AMT Large Cap Value
NET INVESTMENT INCOME (LOSS)
Dividends	$151,868	$1,929,459	$280,542	$836	$—	$159
Charges from Allstate Life
Insurance Company:
Mortality and expense risk	(94,549)	(827,353)	(367,773)	(130,525)	(715,279)	(293)
Administrative expense	(7,101)	(79,955)	(31,267)	(12,495)	(56,738)	(20)
Net investment income (loss)	50,218	1,022,151	(118,498)	(142,184)	(772,017)	(154)

NET REALIZED AND UNREALIZED
GAINS (LOSSES) ON INVESTMENTS
Realized gains (losses) on fund
shares:
Proceeds from sales	779,523	9,914,800	3,880,523	27,057,904	7,391,837	638
Cost of investments sold	876,086	9,438,036	4,541,414	27,057,904	6,358,046	665
Realized gains (losses) on fund
shares	(96,563)	476,764	(660,891)	—	1,033,791	(27)
Realized gain distributions	—	1,297,850	—	—	7,434,277	1,748
Net realized gains (losses)	(96,563)	1,774,614	(660,891)	—	8,468,068	1,721
Change in unrealized gains
(losses)	(237,739)	(191,700)	1,474,588	—	(10,291,619)	3,007
Net realized and change in
unrealized gains (losses) on
investments	(334,302)	1,582,914	813,697	—	(1,823,551)	4,728

INCREASE (DECREASE) IN
NET ASSETS FROM OPERATIONS	$(284,084)	$2,605,065	$695,199	$(142,184)	$(2,595,568)	$4,574

(*) See Note 2 for disclosure of changes in sub-accounts and to the names of funds during 2016.

See notes to financial statements.

ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

STATEMENT OF OPERATIONS
For the Year Ended December 31, 2016

	Oppenheimer Variable Account Funds	Oppenheimer Variable Account Funds	Oppenheimer Variable Account Funds	Oppenheimer Variable Account Funds	Oppenheimer Variable Account Funds	Oppenheimer Variable Account Funds
	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account
	Oppenheimer Capital Appreciation	Oppenheimer Conservative Balanced	Oppenheimer Core Bond	Oppenheimer Discovery Mid Cap Growth	Oppenheimer Global	Oppenheimer Global Strategic Income
NET INVESTMENT INCOME (LOSS)
Dividends	$11,168	$29,130	$18,870	$—	$22,589	$71,718
Charges from Allstate Life
Insurance Company:
Mortality and expense risk	(34,216)	(16,349)	(6,161)	(8,223)	(25,255)	(19,190)
Administrative expense	(2,695)	(1,224)	(509)	(592)	(2,085)	(1,442)
Net investment income (loss)	(25,743)	11,557	12,200	(8,815)	(4,751)	51,086

NET REALIZED AND UNREALIZED
GAINS (LOSSES) ON INVESTMENTS
Realized gains (losses) on fund
shares:
Proceeds from sales	492,473	388,100	100,499	77,661	469,992	166,219
Cost of investments sold	422,776	355,811	120,760	51,735	404,700	169,793
Realized gains (losses) on fund
shares	69,697	32,289	(20,261)	25,926	65,292	(3,574)
Realized gain distributions	282,957	—	—	46,535	143,183	—
Net realized gains (losses)	352,654	32,289	(20,261)	72,461	208,475	(3,574)
Change in unrealized gains
(losses)	(437,109)	3,187	19,017	(57,266)	(241,947)	23,504
Net realized and change in
unrealized gains (losses) on
investments	(84,455)	35,476	(1,244)	15,195	(33,472)	19,930

INCREASE (DECREASE) IN
NET ASSETS FROM OPERATIONS	$(110,198)	$47,033	$10,956	$6,380	$(38,223)	$71,016

See notes to financial statements.

ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

STATEMENT OF OPERATIONS
For the Year Ended December 31, 2016

	Oppenheimer Variable Account Funds	Oppenheimer Variable Account Funds	Oppenheimer Variable Account Funds (Service Shares ("SS"))	Oppenheimer Variable Account Funds (Service Shares ("SS"))	Oppenheimer Variable Account Funds (Service Shares ("SS"))	Oppenheimer Variable Account Funds (Service Shares ("SS"))
	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account
	Oppenheimer Main Street	Oppenheimer Main Street Small Cap	Oppenheimer Capital Appreciation (SS)	Oppenheimer Conservative Balanced (SS)	Oppenheimer Core Bond (SS)	Oppenheimer Discovery Mid Cap Growth (SS)
NET INVESTMENT INCOME (LOSS)
Dividends	$15,777	$5,061	$19,972	$155,733	$516,438	$—
Charges from Allstate Life
Insurance Company:
Mortality and expense risk	(19,101)	(11,999)	(243,704)	(104,503)	(201,461)	(87,797)
Administrative expense	(1,398)	(980)	(32,844)	(13,774)	(28,514)	(11,490)
Net investment income (loss)	(4,722)	(7,918)	(256,576)	37,456	286,463	(99,287)

NET REALIZED AND UNREALIZED
GAINS (LOSSES) ON INVESTMENTS
Realized gains (losses) on fund
shares:
Proceeds from sales	289,960	235,919	3,456,083	1,168,949	4,163,081	1,084,738
Cost of investments sold	231,989	196,686	2,915,719	1,153,647	4,578,081	762,880
Realized gains (losses) on fund
shares	57,971	39,233	540,364	15,302	(415,000)	321,858
Realized gain distributions	167,699	37,519	1,825,408	—	—	490,517
Net realized gains (losses)	225,670	76,752	2,365,772	15,302	(415,000)	812,375
Change in unrealized gains
(losses)	(90,808)	90,754	(2,933,145)	187,614	398,602	(687,005)
Net realized and change in
unrealized gains (losses) on
investments	134,862	167,506	(567,373)	202,916	(16,398)	125,370

INCREASE (DECREASE) IN
NET ASSETS FROM OPERATIONS	$130,140	$159,588	$(823,949)	$240,372	$270,065	$26,083

See notes to financial statements.

ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

STATEMENT OF OPERATIONS
For the Year Ended December 31, 2016

	Oppenheimer Variable Account Funds (Service Shares ("SS"))	Oppenheimer Variable Account Funds (Service Shares ("SS"))	Oppenheimer Variable Account Funds (Service Shares ("SS"))	Oppenheimer Variable Account Funds (Service Shares ("SS"))	PIMCO Variable Insurance Trust	PIMCO Variable Insurance Trust
	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account
	Oppenheimer Global (SS)	Oppenheimer Global Strategic Income (SS)	Oppenheimer Main Street (SS)	Oppenheimer Main Street Small Cap (SS)	Foreign Bond (US Dollar-Hedged)	Money Market*
NET INVESTMENT INCOME (LOSS)
Dividends	$58,486	$1,811,639	$265,247	$34,197	$9	$20
Charges from Allstate Life
Insurance Company:
Mortality and expense risk	(107,361)	(551,417)	(448,182)	(193,087)	(9)	(180)
Administrative expense	(14,625)	(74,927)	(59,114)	(25,780)	—	(13)
Net investment income (loss)	(63,500)	1,185,295	(242,049)	(184,670)	—	(173)

NET REALIZED AND UNREALIZED
GAINS (LOSSES) ON INVESTMENTS
Realized gains (losses) on fund
shares:
Proceeds from sales	1,555,054	7,836,321	6,394,835	2,989,523	401	17,991
Cost of investments sold	1,362,101	8,217,859	5,103,327	2,536,829	389	17,991
Realized gains (losses) on fund
shares	192,953	(381,538)	1,291,508	452,694	12	—
Realized gain distributions	518,559	—	3,699,736	526,440	2	—
Net realized gains (losses)	711,512	(381,538)	4,991,244	979,134	14	—
Change in unrealized gains
(losses)	(839,483)	977,683	(1,988,167)	1,185,655	15	—
Net realized and change in
unrealized gains (losses) on
investments	(127,971)	596,145	3,003,077	2,164,789	29	—

INCREASE (DECREASE) IN
NET ASSETS FROM OPERATIONS	$(191,471)	$1,781,440	$2,761,028	$1,980,119	$29	$(173)

(*) See Note 2 for disclosure of changes in sub-accounts and to the names of funds during 2016.

See notes to financial statements.

ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

STATEMENT OF OPERATIONS
For the Year Ended December 31, 2016

	PIMCO Variable Insurance Trust	PIMCO Variable Insurance Trust	PIMCO Variable Insurance Trust	PIMCO Variable Insurance Trust	PIMCO Variable Insurance Trust	Profunds VP
	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account
	PIMCO VIT Total Return	PIMCO VIT Commodity Real Return Strategy (Advisor Shares)	PIMCO VIT Emerging Markets Bond (Advisor Shares)	PIMCO VIT Real Return (Advisor Shares)	PIMCO VIT Total Return (Advisor Shares)	ProFund VP Financials
NET INVESTMENT INCOME (LOSS)
Dividends	$33	$9,511	$34,520	$41,751	$213,517	$—
Charges from Allstate Life
Insurance Company:
Mortality and expense risk	(24)	(14,272)	(10,020)	(27,848)	(156,872)	(8)
Administrative expense	(1)	(1,835)	(1,279)	(3,725)	(20,579)	(1)
Net investment income (loss)	8	(6,596)	23,221	10,178	36,066	(9)

NET REALIZED AND UNREALIZED
GAINS (LOSSES) ON INVESTMENTS
Realized gains (losses) on fund
shares:
Proceeds from sales	98	241,679	253,478	385,868	2,074,991	1,619
Cost of investments sold	97	547,428	280,226	405,435	2,094,781	1,054
Realized gains (losses) on fund
shares	1	(305,749)	(26,748)	(19,567)	(19,790)	565
Realized gain distributions	—	—	—	—	—	—
Net realized gains (losses)	1	(305,749)	(26,748)	(19,567)	(19,790)	565
Change in unrealized gains
(losses)	9	428,396	77,392	79,706	94,985	(614)
Net realized and change in
unrealized gains (losses) on
investments	10	122,647	50,644	60,139	75,195	(49)

INCREASE (DECREASE) IN
NET ASSETS FROM OPERATIONS	$18	$116,051	$73,865	$70,317	$111,261	$(58)

See notes to financial statements.

ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

STATEMENT OF OPERATIONS
For the Year Ended December 31, 2016

	Profunds VP	Profunds VP	Profunds VP	Profunds VP	Putnam Variable Trust	Putnam Variable Trust
	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account
	ProFund VP Health Care	ProFund VP Large-Cap Value	ProFund VP Telecommunications	ProFund VP Utilities	VT American Government Income	VT Capital Opportunities
NET INVESTMENT INCOME (LOSS)
Dividends	$—	$—	$—	$—	$273,576	$23,921
Charges from Allstate Life
Insurance Company:
Mortality and expense risk	(8)	(363)	(9)	(64)	(201,073)	(44,618)
Administrative expense	(1)	(28)	(1)	(7)	—	—
Net investment income (loss)	(9)	(391)	(10)	(71)	72,503	(20,697)

NET REALIZED AND UNREALIZED
GAINS (LOSSES) ON INVESTMENTS
Realized gains (losses) on fund
shares:
Proceeds from sales	1,644	117,056	1,872	13,892	2,639,947	566,323
Cost of investments sold	763	113,450	1,495	8,135	3,033,407	566,521
Realized gains (losses) on fund
shares	881	3,606	377	5,757	(393,460)	(198)
Realized gain distributions	—	—	—	—	—	72,529
Net realized gains (losses)	881	3,606	377	5,757	(393,460)	72,331
Change in unrealized gains
(losses)	(963)	1,852	(173)	(3,958)	166,281	365,499
Net realized and change in
unrealized gains (losses) on
investments	(82)	5,458	204	1,799	(227,179)	437,830

INCREASE (DECREASE) IN
NET ASSETS FROM OPERATIONS	$(91)	$5,067	$194	$1,728	$(154,676)	$417,133

See notes to financial statements.

ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

STATEMENT OF OPERATIONS
For the Year Ended December 31, 2016

	Putnam Variable Trust	Putnam Variable Trust	Putnam Variable Trust	Putnam Variable Trust	Putnam Variable Trust	Putnam Variable Trust
	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account
	VT Diversified Income	VT Equity Income	VT George Putnam Balanced	VT Global Asset Allocation	VT Global Equity	VT Global Health Care
NET INVESTMENT INCOME (LOSS)
Dividends	$1,321,603	$1,102,369	$764,276	$385,287	$136,511	$—
Charges from Allstate Life
Insurance Company:
Mortality and expense risk	(246,314)	(814,309)	(603,166)	(272,852)	(174,958)	(355,424)
Administrative expense	(211)	(35,520)	(27,306)	(12,330)	—	(6,280)
Net investment income (loss)	1,075,078	252,540	133,804	100,105	(38,447)	(361,704)

NET REALIZED AND UNREALIZED
GAINS (LOSSES) ON INVESTMENTS
Realized gains (losses) on fund
shares:
Proceeds from sales	2,891,480	9,789,744	7,283,953	3,194,895	1,638,045	4,749,333
Cost of investments sold	3,744,330	5,402,129	7,093,781	3,040,302	1,617,567	3,963,317
Realized gains (losses) on fund
shares	(852,850)	4,387,615	190,172	154,593	20,478	786,016
Realized gain distributions	—	1,037,840	—	1,414,671	—	3,086,668
Net realized gains (losses)	(852,850)	5,425,455	190,172	1,569,264	20,478	3,872,684
Change in unrealized gains
(losses)	399,302	856,445	2,373,709	(694,856)	(55,925)	(7,143,495)
Net realized and change in
unrealized gains (losses) on
investments	(453,548)	6,281,900	2,563,881	874,408	(35,447)	(3,270,811)

INCREASE (DECREASE) IN
NET ASSETS FROM OPERATIONS	$621,530	$6,534,440	$2,697,685	$974,513	$(73,894)	$(3,632,515)

See notes to financial statements.

ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

STATEMENT OF OPERATIONS
For the Year Ended December 31, 2016

	Putnam Variable Trust	Putnam Variable Trust	Putnam Variable Trust	Putnam Variable Trust	Putnam Variable Trust	Putnam Variable Trust
	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account
	VT Global Utilities	VT Government Money Market*	VT Growth and Income	VT Growth Opportunities*	VT High Yield	VT Income
NET INVESTMENT INCOME (LOSS)
Dividends	$118,283	$4,384	$1,871,215	$44,431	$1,680,099	$2,532,981
Charges from Allstate Life
Insurance Company:
Mortality and expense risk	(116,406)	(578,490)	(1,501,965)	(259,270)	(357,093)	(778,726)
Administrative expense	(1,833)	(62,916)	(40,498)	(5,185)	(24,530)	(51,046)
Net investment income (loss)	44	(637,022)	328,752	(220,024)	1,298,476	1,703,209

NET REALIZED AND UNREALIZED
GAINS (LOSSES) ON INVESTMENTS
Realized gains (losses) on fund
shares:
Proceeds from sales	1,613,564	16,373,413	19,422,035	2,507,382	6,075,438	10,477,610
Cost of investments sold	1,874,261	16,373,413	17,647,566	2,366,337	6,709,999	11,275,221
Realized gains (losses) on fund
shares	(260,697)	—	1,774,469	141,045	(634,561)	(797,611)
Realized gain distributions	674,211	—	3,304,584	831,655	—	—
Net realized gains (losses)	413,514	—	5,079,053	972,700	(634,561)	(797,611)
Change in unrealized gains
(losses)	(307,736)	—	7,879,887	144,003	2,657,803	(600,282)
Net realized and change in
unrealized gains (losses) on
investments	105,778	—	12,958,940	1,116,703	2,023,242	(1,397,893)

INCREASE (DECREASE) IN
NET ASSETS FROM OPERATIONS	$105,822	$(637,022)	$13,287,692	$896,679	$3,321,718	$305,316

(*) See Note 2 for disclosure of changes in sub-accounts and to the names of funds during 2016.

See notes to financial statements.

ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

STATEMENT OF OPERATIONS
For the Year Ended December 31, 2016

	Putnam Variable Trust	Putnam Variable Trust	Putnam Variable Trust	Putnam Variable Trust	Putnam Variable Trust	Putnam Variable Trust
	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account
	VT International Equity	VT International Growth	VT International Value	VT Investors	VT Multi-Cap Growth	VT Multi-Cap Value
NET INVESTMENT INCOME (LOSS)
Dividends	$1,970,695	$91,067	$243,543	$584,388	$463,402	$39,662
Charges from Allstate Life
Insurance Company:
Mortality and expense risk	(830,593)	(131,818)	(140,975)	(602,783)	(911,824)	(82,429)
Administrative expense	(43,181)	—	(1)	(12,937)	(10,780)	—
Net investment income (loss)	1,096,921	(40,751)	102,567	(31,332)	(459,202)	(42,767)

NET REALIZED AND UNREALIZED
GAINS (LOSSES) ON INVESTMENTS
Realized gains (losses) on fund
shares:
Proceeds from sales	8,664,241	1,310,991	1,130,695	6,839,613	9,312,520	794,275
Cost of investments sold	10,159,136	1,110,563	1,516,485	4,900,786	6,656,106	724,650
Realized gains (losses) on fund
shares	(1,494,895)	200,428	(385,790)	1,938,827	2,656,414	69,625
Realized gain distributions	—	—	—	1,570,038	6,417,718	701,670
Net realized gains (losses)	(1,494,895)	200,428	(385,790)	3,508,865	9,074,132	771,295
Change in unrealized gains
(losses)	(2,147,594)	(991,218)	228,122	800,114	(4,714,904)	(66,803)
Net realized and change in
unrealized gains (losses) on
investments	(3,642,489)	(790,790)	(157,668)	4,308,979	4,359,228	704,492

INCREASE (DECREASE) IN
NET ASSETS FROM OPERATIONS	$(2,545,568)	$(831,541)	$(55,101)	$4,277,647	$3,900,026	$661,725

See notes to financial statements.

ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

STATEMENT OF OPERATIONS
For the Year Ended December 31, 2016

	Putnam Variable Trust	Putnam Variable Trust	Putnam Variable Trust	The Universal Institutional Funds, Inc.	The Universal Institutional Funds, Inc.	The Universal Institutional Funds, Inc.
	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account
	VT Research	VT Small Cap Value	VT Voyager*	Morgan Stanley UIF Core Plus Fixed Income	Morgan Stanley UIF Emerging Markets Equity	Morgan Stanley UIF Global Infrastructure
NET INVESTMENT INCOME (LOSS)
Dividends	$325,819	$369,245	$937,555	$5,841	$67,294	$891,247
Charges from Allstate Life
Insurance Company:
Mortality and expense risk	(291,568)	(455,652)	(1,010,371)	(4,131)	(210,104)	(515,300)
Administrative expense	(3,072)	(10,473)	(40,470)	(306)	(13,627)	(37,868)
Net investment income (loss)	31,179	(96,880)	(113,286)	1,404	(156,437)	338,079

NET REALIZED AND UNREALIZED
GAINS (LOSSES) ON INVESTMENTS
Realized gains (losses) on fund
shares:
Proceeds from sales	3,204,257	4,336,644	90,490,295	157,742	1,989,001	6,438,047
Cost of investments sold	1,970,504	4,915,842	84,939,239	154,704	2,061,403	7,200,799
Realized gains (losses) on fund
shares	1,233,753	(579,198)	5,551,056	3,038	(72,402)	(762,752)
Realized gain distributions	—	3,152,786	3,274,446	—	—	2,361,396
Net realized gains (losses)	1,233,753	2,573,588	8,825,502	3,038	(72,402)	1,598,644
Change in unrealized gains
(losses)	446,999	4,897,035	(8,736,347)	12,023	860,128	3,165,752
Net realized and change in
unrealized gains (losses) on
investments	1,680,752	7,470,623	89,155	15,061	787,726	4,764,396

INCREASE (DECREASE) IN
NET ASSETS FROM OPERATIONS	$1,711,931	$7,373,743	$(24,131)	$16,465	$631,289	$5,102,475

(*) See Note 2 for disclosure of changes in sub-accounts and to the names of funds during 2016.

See notes to financial statements.

ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

STATEMENT OF OPERATIONS
For the Year Ended December 31, 2016

	The Universal Institutional Funds, Inc.	The Universal Institutional Funds, Inc.	The Universal Institutional Funds, Inc.	The Universal Institutional Funds, Inc.	The Universal Institutional Funds, Inc. (Class II)	The Universal Institutional Funds, Inc. (Class II)
	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account
	Morgan Stanley UIF Global Strategist	Morgan Stanley UIF Growth	Morgan Stanley UIF Mid Cap Growth	Morgan Stanley UIF U.S. Real Estate	Morgan Stanley UIF Emerging Markets Debt (Class II)	Morgan Stanley UIF Emerging Markets Equity (Class II)
NET INVESTMENT INCOME (LOSS)
Dividends	$—	$—	$—	$222,148	$417,755	$19,877
Charges from Allstate Life
Insurance Company:
Mortality and expense risk	(797,132)	(349,135)	(159,237)	(264,762)	(105,897)	(66,396)
Administrative expense	(53,758)	(26,836)	(10,043)	(16,843)	(14,338)	(8,616)
Net investment income (loss)	(850,890)	(375,971)	(169,280)	(59,457)	297,520	(55,135)

NET REALIZED AND UNREALIZED
GAINS (LOSSES) ON INVESTMENTS
Realized gains (losses) on fund
shares:
Proceeds from sales	10,975,976	4,161,817	1,349,169	2,384,832	1,804,559	794,439
Cost of investments sold	11,654,656	3,334,032	1,573,585	1,709,929	1,917,510	876,154
Realized gains (losses) on fund
shares	(678,680)	827,785	(224,416)	674,903	(112,951)	(81,715)
Realized gain distributions	263,893	3,784,381	480,079	—	—	—
Net realized gains (losses)	(414,787)	4,612,166	255,663	674,903	(112,951)	(81,715)
Change in unrealized gains
(losses)	3,660,308	(5,002,662)	(1,219,122)	215,763	472,789	350,886
Net realized and change in
unrealized gains (losses) on
investments	3,245,521	(390,496)	(963,459)	890,666	359,838	269,171

INCREASE (DECREASE) IN
NET ASSETS FROM OPERATIONS	$2,394,631	$(766,467)	$(1,132,739)	$831,209	$657,358	$214,036

See notes to financial statements.

ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

STATEMENT OF OPERATIONS
For the Year Ended December 31, 2016

	The Universal Institutional Funds, Inc. (Class II)	The Universal Institutional Funds, Inc. (Class II)	The Universal Institutional Funds, Inc. (Class II)	The Universal Institutional Funds, Inc. (Class II)	The Universal Institutional Funds, Inc. (Class II)	The Universal Institutional Funds, Inc. (Class II)
	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account
	Morgan Stanley UIF Global Franchise (Class II)	Morgan Stanley UIF Global Infrastructure (Class II)	Morgan Stanley UIF Global Strategist (Class II)	Morgan Stanley UIF Growth (Class II)	Morgan Stanley UIF Mid Cap Growth (Class II)	Morgan Stanley UIF Small Company Growth (Class II)
NET INVESTMENT INCOME (LOSS)
Dividends	$415,254	$225,452	$—	$—	$—	$—
Charges from Allstate Life
Insurance Company:
Mortality and expense risk	(427,870)	(177,372)	(335,910)	(71,066)	(171,878)	(86,960)
Administrative expense	(55,286)	(12,237)	(26,129)	(9,352)	(22,014)	(10,722)
Net investment income (loss)	(67,902)	35,843	(362,039)	(80,418)	(193,892)	(97,682)

NET REALIZED AND UNREALIZED
GAINS (LOSSES) ON INVESTMENTS
Realized gains (losses) on fund
shares:
Proceeds from sales	8,180,806	1,377,676	3,880,725	898,289	2,630,133	1,204,019
Cost of investments sold	9,214,527	1,553,720	4,098,159	686,406	3,154,839	1,664,638
Realized gains (losses) on fund
shares	(1,033,721)	(176,044)	(217,434)	211,883	(524,706)	(460,619)
Realized gain distributions	3,923,207	653,600	88,704	824,766	556,617	503,522
Net realized gains (losses)	2,889,486	477,556	(128,730)	1,036,649	31,911	42,903
Change in unrealized gains
(losses)	(1,807,916)	823,426	1,222,455	(1,130,509)	(1,172,643)	240,995
Net realized and change in
unrealized gains (losses) on
investments	1,081,570	1,300,982	1,093,725	(93,860)	(1,140,732)	283,898

INCREASE (DECREASE) IN
NET ASSETS FROM OPERATIONS	$1,013,668	$1,336,825	$731,686	$(174,278)	$(1,334,624)	$186,216

See notes to financial statements.

ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

STATEMENT OF OPERATIONS
For the Year Ended December 31, 2016

The Universal Institutional Funds, Inc. (Class II)
Sub-Account
Morgan Stanley UIF U.S. Real Estate (Class II)
NET INVESTMENT INCOME (LOSS)
Dividends	$302,397
Charges from Allstate Life
Insurance Company:
Mortality and expense risk	(406,561)
Administrative expense	(53,943)
Net investment income (loss)	(158,107)

NET REALIZED AND UNREALIZED
GAINS (LOSSES) ON INVESTMENTS
Realized gains (losses) on fund
shares:
Proceeds from sales	4,878,650
Cost of investments sold	3,491,378
Realized gains (losses) on fund
shares	1,387,272
Realized gain distributions	—
Net realized gains (losses)	1,387,272
Change in unrealized gains
(losses)	142,732
Net realized and change in
unrealized gains (losses) on
investments	1,530,004

INCREASE (DECREASE) IN
NET ASSETS FROM OPERATIONS	$1,371,897

See notes to financial statements.

ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

STATEMENTS OF CHANGES IN NET ASSETS
For the Years Ended December 31,

	Advanced Series Trust		Advanced Series Trust		Advanced Series Trust
	Sub-Account		Sub-Account		Sub-Account
	AST Academic Strategies Asset Allocation		AST Advanced Strategies		AST Balanced Asset Allocation
	2016	2015	2016	2015	2016	2015
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS
Net investment income (loss)	$(72,586)	$(91,308)	$(36,252)	$(41,165)	$(111,157)	$(137,556)
Net realized gains (losses)	174,065	301,615	92,636	177,006	341,031	785,772
Change in unrealized gains (losses)	63,760	(473,774)	47,200	(148,782)	110,912	(716,588)
Increase (decrease) in net assets from operations	165,239	(263,467)	103,584	(12,941)	340,786	(68,372)

INCREASE (DECREASE) IN NET ASSETS
FROM CONTRACT TRANSACTIONS
Deposits	1,500	1,500	—	—	6,650	6,650
Benefit payments	—	—	—	—	(12,846)	(629)
Payments on termination	(306,560)	(263,839)	(121,610)	(328,967)	(661,520)	(1,489,477)
Contract Maintenance Charge	(11,757)	(15,415)	(8,747)	(8,912)	(44,583)	(47,991)
Transfers among the sub-accounts and with the
Fixed Account - net	(123,479)	(899,594)	22,785	(111,123)	(80,640)	(614,556)
Increase (decrease) in net assets from contract
transactions	(440,296)	(1,177,348)	(107,572)	(449,002)	(792,939)	(2,146,003)

INCREASE (DECREASE) IN NET ASSETS	(275,057)	(1,440,815)	(3,988)	(461,943)	(452,153)	(2,214,375)
NET ASSETS AT BEGINNING OF PERIOD	4,368,733	5,809,548	2,197,447	2,659,390	7,793,601	10,007,976
NET ASSETS AT END OF PERIOD	$4,093,676	$4,368,733	$2,193,459	$2,197,447	$7,341,448	$7,793,601

UNITS OUTSTANDING
Units outstanding at beginning of period	418,877	527,594	168,012	201,091	607,567	771,115
Units issued	55,735	32,762	14,231	5,293	14,394	11,436
Units redeemed	(98,154)	(141,479)	(22,924)	(38,372)	(74,722)	(174,984)
Units outstanding at end of period	376,458	418,877	159,319	168,012	547,239	607,567

See notes to financial statements.

ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

STATEMENTS OF CHANGES IN NET ASSETS
For the Years Ended December 31,

	Advanced Series Trust		Advanced Series Trust		Advanced Series Trust
	Sub-Account		Sub-Account		Sub-Account
	AST BlackRock Global Strategies		AST BlackRock Low Duration Bond*		AST Bond Portfolio 2018
	2016	2015	2016	2015	2016	2015
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS
Net investment income (loss)	$(292)	$(299)	$(1,090)	$(1,157)	$(6,582)	$(6,961)
Net realized gains (losses)	46	47	(44)	(366)	2,347	4,339
Change in unrealized gains (losses)	1,238	(623)	1,495	848	4,568	(489)
Increase (decrease) in net assets from operations	992	(875)	361	(675)	333	(3,111)

INCREASE (DECREASE) IN NET ASSETS
FROM CONTRACT TRANSACTIONS
Deposits	—	—	—	—	—	—
Benefit payments	—	—	(326)	(290)	—	—
Payments on termination	—	—	—	(5,066)	(10,954)	(27,343)
Contract Maintenance Charge	(6)	—	(18)	(20)	(280)	(280)
Transfers among the sub-accounts and with the
Fixed Account - net	—	—	—	—	—	(2)
Increase (decrease) in net assets from contract
transactions	(6)	—	(344)	(5,376)	(11,234)	(27,625)

INCREASE (DECREASE) IN NET ASSETS	986	(875)	17	(6,051)	(10,901)	(30,736)
NET ASSETS AT BEGINNING OF PERIOD	18,624	19,499	89,112	95,163	428,076	458,812
NET ASSETS AT END OF PERIOD	$19,610	$18,624	$89,129	$89,112	$417,175	$428,076

UNITS OUTSTANDING
Units outstanding at beginning of period	1,711	1,711	7,788	8,253	31,122	33,121
Units issued	—	—	—	—	—	3
Units redeemed	(1)	—	(29)	(465)	(811)	(2,002)
Units outstanding at end of period	1,710	1,711	7,759	7,788	30,311	31,122

(*) See Note 2 for disclosure of changes in sub-accounts and to the names of funds during 2016.

See notes to financial statements.

ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

STATEMENTS OF CHANGES IN NET ASSETS
For the Years Ended December 31,

	Advanced Series Trust		Advanced Series Trust		Advanced Series Trust
	Sub-Account		Sub-Account		Sub-Account
	AST Bond Portfolio 2019		AST Bond Portfolio 2022		AST Bond Portfolio 2023
	2016	2015	2016	2015	2016	2015
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS
Net investment income (loss)	$(6,084)	$(6,094)	$(2,786)	$(2,712)	$(878)	$(2,619)
Net realized gains (losses)	(199)	(331)	360	235	148	55,861
Change in unrealized gains (losses)	4,843	3,778	2,393	2,827	962	(49,848)
Increase (decrease) in net assets from operations	(1,440)	(2,647)	(33)	350	232	3,394

INCREASE (DECREASE) IN NET ASSETS
FROM CONTRACT TRANSACTIONS
Deposits	—	—	—	—	—	—
Benefit payments	—	—	—	—	—	—
Payments on termination	—	—	—	—	—	(2,199)
Contract Maintenance Charge	(35)	(35)	—	—	(70)	(105)
Transfers among the sub-accounts and with the
Fixed Account - net	—	—	1	—	—	(575,116)
Increase (decrease) in net assets from contract
transactions	(35)	(35)	1	—	(70)	(577,420)

INCREASE (DECREASE) IN NET ASSETS	(1,475)	(2,682)	(32)	350	162	(574,026)
NET ASSETS AT BEGINNING OF PERIOD	317,700	320,382	146,886	146,536	56,545	630,571
NET ASSETS AT END OF PERIOD	$316,225	$317,700	$146,854	$146,886	$56,707	$56,545

UNITS OUTSTANDING
Units outstanding at beginning of period	23,466	23,468	12,219	12,219	5,457	61,880
Units issued	—	—	—	—	—	—
Units redeemed	(2)	(2)	—	—	(7)	(56,423)
Units outstanding at end of period	23,464	23,466	12,219	12,219	5,450	5,457

See notes to financial statements.

ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

STATEMENTS OF CHANGES IN NET ASSETS
For the Years Ended December 31,

	Advanced Series Trust		Advanced Series Trust		Advanced Series Trust
	Sub-Account		Sub-Account		Sub-Account
	AST Bond Portfolio 2024		AST Bond Portfolio 2025		AST Bond Portfolio 2026
	2016	2015	2016	2015	2016	2015
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS
Net investment income (loss)	$(1,245)	$(3,019)	$(9,713)	$(12,318)	$(4,020)	$(1,215)
Net realized gains (losses)	162	20,315	104,594	14,261	(527)	1,196
Change in unrealized gains (losses)	1,404	(16,709)	(18,816)	17,475	(37,209)	1,275
Increase (decrease) in net assets from operations	321	587	76,065	19,418	(41,756)	1,256

INCREASE (DECREASE) IN NET ASSETS
FROM CONTRACT TRANSACTIONS
Deposits	—	—	—	—	—	—
Benefit payments	—	—	—	—	—	—
Payments on termination	—	—	(75,652)	(35,985)	(228,718)	(4,452)
Contract Maintenance Charge	(35)	(53)	(142)	(333)	(171)	—
Transfers among the sub-accounts and with the
Fixed Account - net	—	(330,882)	(1,069,620)	1,051,689	957,637	110,642
Increase (decrease) in net assets from contract
transactions	(35)	(330,935)	(1,145,414)	1,015,371	728,748	106,190

INCREASE (DECREASE) IN NET ASSETS	286	(330,348)	(1,069,349)	1,034,789	686,992	107,446
NET ASSETS AT BEGINNING OF PERIOD	79,710	410,058	1,069,349	34,560	107,446	—
NET ASSETS AT END OF PERIOD	$79,996	$79,710	$—	$1,069,349	$794,438	$107,446

UNITS OUTSTANDING
Units outstanding at beginning of period	7,939	41,446	94,057	3,048	10,807	—
Units issued	—	16,860	—	152,190	111,400	17,475
Units redeemed	(4)	(50,367)	(94,057)	(61,181)	(42,671)	(6,668)
Units outstanding at end of period	7,935	7,939	—	94,057	79,536	10,807

See notes to financial statements.

ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

STATEMENTS OF CHANGES IN NET ASSETS
For the Years Ended December 31,

	Advanced Series Trust	Advanced Series Trust		Advanced Series Trust
	Sub-Account	Sub-Account		Sub-Account
	AST Bond Portfolio 2027*	AST Capital Growth Asset Allocation		AST Cohen & Steers Realty
	2016	2016	2015	2016	2015
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS
Net investment income (loss)	$(1,485)	$(78,446)	$(96,415)	$(268)	$(817)
Net realized gains (losses)	(3,402)	438,760	636,119	6,412	16,924
Change in unrealized gains (losses)	(19,715)	(129,707)	(584,847)	(5,274)	(13,512)
Increase (decrease) in net assets from operations	(24,602)	230,607	(45,143)	870	2,595

INCREASE (DECREASE) IN NET ASSETS
FROM CONTRACT TRANSACTIONS
Deposits	—	240	240	—	—
Benefit payments	—	—	—	—	—
Payments on termination	(4,172)	(1,049,042)	(1,423,099)	(19,964)	(72,386)
Contract Maintenance Charge	—	(17,429)	(21,424)	(14)	(15)
Transfers among the sub-accounts and with the
Fixed Account - net	361,320	263,377	32,479	(1,532)	(2,644)
Increase (decrease) in net assets from contract
transactions	357,148	(802,854)	(1,411,804)	(21,510)	(75,045)

INCREASE (DECREASE) IN NET ASSETS	332,546	(572,247)	(1,456,947)	(20,640)	(72,450)
NET ASSETS AT BEGINNING OF PERIOD	—	4,983,626	6,440,573	30,390	102,840
NET ASSETS AT END OF PERIOD	$332,546	$4,411,379	$4,983,626	$9,750	$30,390

UNITS OUTSTANDING
Units outstanding at beginning of period	—	403,333	513,747	1,871	6,597
Units issued	39,229	66,821	44,465	32	38
Units redeemed	(5,627)	(128,530)	(154,879)	(1,305)	(4,764)
Units outstanding at end of period	33,602	341,624	403,333	598	1,871

(*) See Note 2 for disclosure of changes in sub-accounts and to the names of funds during 2016.
See notes to financial statements.

ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

STATEMENTS OF CHANGES IN NET ASSETS
For the Years Ended December 31,

	Advanced Series Trust		Advanced Series Trust		Advanced Series Trust
	Sub-Account		Sub-Account		Sub-Account
	AST Defensive Asset Allocation		AST FI Pyramis® Quantitative		AST Global Real Estate
	2016	2015	2016	2015	2016	2015
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS
Net investment income (loss)	$(12,712)	$(12,020)	$(23,649)	$(30,527)	$(36)	$(41)
Net realized gains (losses)	23,684	23	73,896	117,461	209	59
Change in unrealized gains (losses)	5,308	(5,308)	(18,843)	(91,046)	(183)	(55)
Increase (decrease) in net assets from operations	16,280	(17,305)	31,404	(4,112)	(10)	(37)

INCREASE (DECREASE) IN NET ASSETS
FROM CONTRACT TRANSACTIONS
Deposits	—	—	—	40	—	—
Benefit payments	—	—	—	—	—	—
Payments on termination	—	—	(193,872)	(223,378)	(386)	(117)
Contract Maintenance Charge	—	—	(5,973)	(6,740)	(13)	(14)
Transfers among the sub-accounts and with the
Fixed Account - net	(339,685)	690,765	(22,278)	(189,797)	—	—
Increase (decrease) in net assets from contract
transactions	(339,685)	690,765	(222,123)	(419,875)	(399)	(131)

INCREASE (DECREASE) IN NET ASSETS	(323,405)	673,460	(190,719)	(423,987)	(409)	(168)
NET ASSETS AT BEGINNING OF PERIOD	673,460	—	1,639,459	2,063,446	2,596	2,764
NET ASSETS AT END OF PERIOD	$350,055	$673,460	$1,448,740	$1,639,459	$2,187	$2,596

UNITS OUTSTANDING
Units outstanding at beginning of period	69,205	—	147,240	184,253	203	213
Units issued	35,122	69,205	25,067	23,297	—	—
Units redeemed	(69,205)	—	(45,411)	(60,310)	(30)	(10)
Units outstanding at end of period	35,122	69,205	126,896	147,240	173	203

See notes to financial statements.

ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

STATEMENTS OF CHANGES IN NET ASSETS
For the Years Ended December 31,

	Advanced Series Trust		Advanced Series Trust		Advanced Series Trust
	Sub-Account		Sub-Account		Sub-Account
	AST Goldman Sachs Large-Cap Value		AST Goldman Sachs Mid-Cap Growth		AST Goldman Sachs Multi-Asset
	2016	2015	2016	2015	2016	2015
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS
Net investment income (loss)	$(1,215)	$(388)	$(1,302)	$(888)	$(5,310)	$(7,048)
Net realized gains (losses)	516	390	2,581	629	34,804	17,043
Change in unrealized gains (losses)	7,751	(1,770)	(694)	(4,695)	(14,623)	(21,549)
Increase (decrease) in net assets from operations	7,052	(1,768)	585	(4,954)	14,871	(11,554)

INCREASE (DECREASE) IN NET ASSETS
FROM CONTRACT TRANSACTIONS
Deposits	—	—	—	—	—	—
Benefit payments	(878)	(151)	(487)	(83)	—	—
Payments on termination	(668)	(5,476)	(978)	(934)	(192,937)	(32,289)
Contract Maintenance Charge	(20)	(16)	(23)	(15)	(1,345)	(2,347)
Transfers among the sub-accounts and with the
Fixed Account - net	(5,522)	73,255	(7,980)	55,747	184,996	(11,083)
Increase (decrease) in net assets from contract
transactions	(7,088)	67,612	(9,468)	54,715	(9,286)	(45,719)

INCREASE (DECREASE) IN NET ASSETS	(36)	65,844	(8,883)	49,761	5,585	(57,272)
NET ASSETS AT BEGINNING OF PERIOD	77,793	11,949	109,241	59,480	451,735	509,008
NET ASSETS AT END OF PERIOD	$77,757	$77,793	$100,358	$109,241	$457,320	$451,735

UNITS OUTSTANDING
Units outstanding at beginning of period	6,667	934	6,419	3,268	38,268	42,111
Units issued	—	6,182	118	3,243	20,119	2,851
Units redeemed	(585)	(449)	(674)	(92)	(20,329)	(6,694)
Units outstanding at end of period	6,082	6,667	5,863	6,419	38,058	38,268

See notes to financial statements.

ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

STATEMENTS OF CHANGES IN NET ASSETS
For the Years Ended December 31,

	Advanced Series Trust		Advanced Series Trust		Advanced Series Trust
	Sub-Account		Sub-Account		Sub-Account
	AST Goldman Sachs Small-Cap Value		AST Government Money Market*		AST High Yield
	2016	2015	2016	2015	2016	2015
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS
Net investment income (loss)	$(96)	$(100)	$(7,199)	$(8,751)	$(421)	$(792)
Net realized gains (losses)	91	107	—	—	3,565	3,944
Change in unrealized gains (losses)	1,621	(537)	—	—	1,830	(5,629)
Increase (decrease) in net assets from operations	1,616	(530)	(7,199)	(8,751)	4,974	(2,477)

INCREASE (DECREASE) IN NET ASSETS
FROM CONTRACT TRANSACTIONS
Deposits	—	—	138	—	—	—
Benefit payments	—	—	(605,705)	(1,656,109)	(387)	(340)
Payments on termination	(119)	(129)	(5,450)	(674,739)	(24,100)	(31,198)
Contract Maintenance Charge	(13)	(16)	(46)	(139)	(23)	(22)
Transfers among the sub-accounts and with the
Fixed Account - net	(3)	—	686,829	2,297,384	339	3,766
Increase (decrease) in net assets from contract
transactions	(135)	(145)	75,766	(33,603)	(24,171)	(27,794)

INCREASE (DECREASE) IN NET ASSETS	1,481	(675)	68,567	(42,354)	(19,197)	(30,271)
NET ASSETS AT BEGINNING OF PERIOD	7,305	7,980	389,692	432,046	47,135	77,406
NET ASSETS AT END OF PERIOD	$8,786	$7,305	$458,259	$389,692	$27,938	$47,135

UNITS OUTSTANDING
Units outstanding at beginning of period	394	402	43,020	46,809	3,433	5,374
Units issued	—	—	86,430	288,436	25	255
Units redeemed	(8)	(8)	(78,396)	(292,225)	(1,681)	(2,196)
Units outstanding at end of period	386	394	51,054	43,020	1,777	3,433

(*) See Note 2 for disclosure of changes in sub-accounts and to the names of funds during 2016.

See notes to financial statements.

ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

STATEMENTS OF CHANGES IN NET ASSETS
For the Years Ended December 31,

	Advanced Series Trust		Advanced Series Trust		Advanced Series Trust
	Sub-Account		Sub-Account		Sub-Account
	AST Hotchkis & Wiley Large-Cap Value*		AST International Growth		AST International Value
	2016	2015	2016	2015	2016	2015
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS
Net investment income (loss)	$(11)	$(98)	$(527)	$(573)	$(671)	$(759)
Net realized gains (losses)	2	239	297	600	(416)	(95)
Change in unrealized gains (losses)	180	(511)	(1,919)	927	648	612
Increase (decrease) in net assets from operations	171	(370)	(2,149)	954	(439)	(242)

INCREASE (DECREASE) IN NET ASSETS
FROM CONTRACT TRANSACTIONS
Deposits	—	—	—	—	—	—
Benefit payments	—	—	—	—	—	—
Payments on termination	—	(8,032)	(1,469)	(915)	(821)	(1,259)
Contract Maintenance Charge	(2)	(4)	(26)	(27)	(23)	(27)
Transfers among the sub-accounts and with the
Fixed Account - net	—	—	(854)	(847)	(4,060)	3
Increase (decrease) in net assets from contract
transactions	(2)	(8,036)	(2,349)	(1,789)	(4,904)	(1,283)

INCREASE (DECREASE) IN NET ASSETS	169	(8,406)	(4,498)	(835)	(5,343)	(1,525)
NET ASSETS AT BEGINNING OF PERIOD	914	9,320	44,342	45,177	56,282	57,807
NET ASSETS AT END OF PERIOD	$1,083	$914	$39,844	$44,342	$50,939	$56,282

UNITS OUTSTANDING
Units outstanding at beginning of period	81	748	4,706	4,886	6,381	6,525
Units issued	—	—	415	455	—	—
Units redeemed	(1)	(667)	(675)	(635)	(577)	(144)
Units outstanding at end of period	80	81	4,446	4,706	5,804	6,381

(*) See Note 2 for disclosure of changes in sub-accounts and to the names of funds during 2016.

See notes to financial statements.

ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

STATEMENTS OF CHANGES IN NET ASSETS
For the Years Ended December 31,

	Advanced Series Trust		Advanced Series Trust		Advanced Series Trust
	Sub-Account		Sub-Account		Sub-Account
	AST Investment Grade Bond		AST J.P. Morgan Global Thematic		AST J.P. Morgan International Equity
	2016	2015	2016	2015	2016	2015
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS
Net investment income (loss)	$(46,584)	$(35,918)	$(1,378)	$(1,715)	$(720)	$(797)
Net realized gains (losses)	187,963	49,067	5,515	12,994	65	129
Change in unrealized gains (losses)	(2,314)	(23,462)	(327)	(13,153)	819	(1,456)
Increase (decrease) in net assets from operations	139,065	(10,313)	3,810	(1,874)	164	(2,124)

INCREASE (DECREASE) IN NET ASSETS
FROM CONTRACT TRANSACTIONS
Deposits	—	—	—	—	—	—
Benefit payments	—	—	—	—	—	—
Payments on termination	(360,778)	(122,466)	(14,355)	(67,200)	—	—
Contract Maintenance Charge	(27,012)	(18,272)	(655)	(734)	(4)	(4)
Transfers among the sub-accounts and with the
Fixed Account - net	(220,432)	1,276,271	2,728	9,577	1	(1)
Increase (decrease) in net assets from contract
transactions	(608,222)	1,135,533	(12,282)	(58,357)	(3)	(5)

INCREASE (DECREASE) IN NET ASSETS	(469,157)	1,125,220	(8,472)	(60,231)	161	(2,129)
NET ASSETS AT BEGINNING OF PERIOD	3,151,310	2,026,090	121,452	181,683	47,162	49,291
NET ASSETS AT END OF PERIOD	$2,682,153	$3,151,310	$112,980	$121,452	$47,323	$47,162

UNITS OUTSTANDING
Units outstanding at beginning of period	204,910	131,402	9,292	13,713	5,208	5,209
Units issued	180,023	144,078	881	1,330	—	—
Units redeemed	(215,352)	(70,570)	(1,850)	(5,751)	—	(1)
Units outstanding at end of period	169,581	204,910	8,323	9,292	5,208	5,208

See notes to financial statements.

ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

STATEMENTS OF CHANGES IN NET ASSETS
For the Years Ended December 31,

	Advanced Series Trust		Advanced Series Trust		Advanced Series Trust
	Sub-Account		Sub-Account		Sub-Account
	AST J.P. Morgan Strategic Opportunities		AST Loomis Sayles Large-Cap Growth		AST Lord Abbett Core Fixed Income
	2016	2015	2016	2015	2016	2015
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS
Net investment income (loss)	$(39,882)	$(49,631)	$(2,431)	$(2,445)	$(642)	$(676)
Net realized gains (losses)	120,884	177,964	9,142	2,520	597	513
Change in unrealized gains (losses)	(36,647)	(178,860)	895	14,598	849	(826)
Increase (decrease) in net assets from operations	44,355	(50,527)	7,606	14,673	804	(989)

INCREASE (DECREASE) IN NET ASSETS
FROM CONTRACT TRANSACTIONS
Deposits	860	860	—	—	—	—
Benefit payments	—	—	(2,235)	(1,867)	(712)	(620)
Payments on termination	(191,956)	(334,552)	(5,864)	(2,181)	(2,524)	(2,635)
Contract Maintenance Charge	(11,011)	(12,811)	(49)	(50)	(27)	(22)
Transfers among the sub-accounts and with the
Fixed Account - net	(31,371)	(292,501)	(12,066)	(442)	—	—
Increase (decrease) in net assets from contract
transactions	(233,478)	(639,004)	(20,214)	(4,540)	(3,263)	(3,277)

INCREASE (DECREASE) IN NET ASSETS	(189,123)	(689,531)	(12,608)	10,133	(2,459)	(4,266)
NET ASSETS AT BEGINNING OF PERIOD	2,620,768	3,310,299	182,317	172,184	53,934	58,200
NET ASSETS AT END OF PERIOD	$2,431,645	$2,620,768	$169,709	$182,317	$51,475	$53,934

UNITS OUTSTANDING
Units outstanding at beginning of period	219,736	272,580	11,597	11,888	4,012	4,254
Units issued	25,408	8,919	1	3	—	—
Units redeemed	(45,547)	(61,763)	(1,236)	(294)	(235)	(242)
Units outstanding at end of period	199,597	219,736	10,362	11,597	3,777	4,012

See notes to financial statements.

ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

STATEMENTS OF CHANGES IN NET ASSETS
For the Years Ended December 31,

	Advanced Series Trust		Advanced Series Trust		Advanced Series Trust
	Sub-Account		Sub-Account		Sub-Account
	AST MFS Global Equity		AST MFS Growth		AST Neuberger Berman/LSV Mid-Cap Value
	2016	2015	2016	2015	2016	2015
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS
Net investment income (loss)	$(724)	$(782)	$(39)	$(39)	$(345)	$(359)
Net realized gains (losses)	3,181	654	24	215	783	1,077
Change in unrealized gains (losses)	1,288	(1,580)	40	27	3,596	(2,550)
Increase (decrease) in net assets from operations	3,745	(1,708)	25	203	4,034	(1,832)

INCREASE (DECREASE) IN NET ASSETS
FROM CONTRACT TRANSACTIONS
Deposits	—	—	—	—	—	—
Benefit payments	(949)	(855)	—	—	—	—
Payments on termination	(257)	(438)	—	(397)	(341)	(802)
Contract Maintenance Charge	(5)	(9)	(10)	(9)	(29)	(29)
Transfers among the sub-accounts and with the
Fixed Account - net	(6,725)	(1)	2	(1)	(480)	(871)
Increase (decrease) in net assets from contract
transactions	(7,936)	(1,303)	(8)	(407)	(850)	(1,702)

INCREASE (DECREASE) IN NET ASSETS	(4,191)	(3,011)	17	(204)	3,184	(3,534)
NET ASSETS AT BEGINNING OF PERIOD	65,078	68,089	3,508	3,712	24,079	27,613
NET ASSETS AT END OF PERIOD	$60,887	$65,078	$3,525	$3,508	$27,263	$24,079

UNITS OUTSTANDING
Units outstanding at beginning of period	4,513	4,600	215	242	1,524	1,627
Units issued	—	—	—	—	125	111
Units redeemed	(540)	(87)	—	(27)	(170)	(214)
Units outstanding at end of period	3,973	4,513	215	215	1,479	1,524

See notes to financial statements.

ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

STATEMENTS OF CHANGES IN NET ASSETS
For the Years Ended December 31,

	Advanced Series Trust		Advanced Series Trust		Advanced Series Trust
	Sub-Account		Sub-Account		Sub-Account
	AST New Discovery Asset Allocation		AST Parametric Emerging Markets Equity		AST PIMCO Total Return Bond
	2016	2015	2016	2015	2016	2015
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS
Net investment income (loss)	$(3,539)	$(1,087)	$(163)	$(182)	$(1,113)	$(1,348)
Net realized gains (losses)	437	336	(136)	(34)	988	1,163
Change in unrealized gains (losses)	6,964	718	1,493	(2,301)	2,733	(3,178)
Increase (decrease) in net assets from operations	3,862	(33)	1,194	(2,517)	2,608	(3,363)

INCREASE (DECREASE) IN NET ASSETS
FROM CONTRACT TRANSACTIONS
Deposits	—	—	—	—	—	—
Benefit payments	—	—	—	—	(698)	(612)
Payments on termination	(4,318)	—	(276)	(347)	(1,931)	(19,386)
Contract Maintenance Charge	(2)	(3)	(30)	(39)	(34)	(36)
Transfers among the sub-accounts and with the
Fixed Account - net	1,130	166,454	(1)	2	(6,193)	(775)
Increase (decrease) in net assets from contract
transactions	(3,190)	166,451	(307)	(384)	(8,856)	(20,809)

INCREASE (DECREASE) IN NET ASSETS	672	166,418	887	(2,901)	(6,248)	(24,172)
NET ASSETS AT BEGINNING OF PERIOD	172,048	5,630	11,575	14,476	84,947	109,119
NET ASSETS AT END OF PERIOD	$172,720	$172,048	$12,462	$11,575	$78,699	$84,947

UNITS OUTSTANDING
Units outstanding at beginning of period	14,400	449	1,498	1,539	6,402	7,932
Units issued	771	14,628	—	—	129	88
Units redeemed	(1,020)	(677)	(44)	(41)	(773)	(1,618)
Units outstanding at end of period	14,151	14,400	1,454	1,498	5,758	6,402

See notes to financial statements.

ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

STATEMENTS OF CHANGES IN NET ASSETS
For the Years Ended December 31,

	Advanced Series Trust		Advanced Series Trust		Advanced Series Trust
	Sub-Account		Sub-Account		Sub-Account
	AST Preservation Asset Allocation		AST Prudential Growth Allocation		AST QMA US Equity Alpha
	2016	2015	2016	2015	2016	2015
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS
Net investment income (loss)	$(92,689)	$(113,424)	$(158,760)	$(146,582)	$(628)	$(655)
Net realized gains (losses)	217,824	370,983	365,315	534,405	5,530	1,298
Change in unrealized gains (losses)	115,314	(354,347)	596,701	(640,924)	1,817	414
Increase (decrease) in net assets from operations	240,449	(96,788)	803,256	(253,101)	6,719	1,057

INCREASE (DECREASE) IN NET ASSETS
FROM CONTRACT TRANSACTIONS
Deposits	—	40	—	—	—	—
Benefit payments	—	—	—	—	(1,099)	(948)
Payments on termination	(376,949)	(493,062)	(445,420)	(547,762)	(294)	(483)
Contract Maintenance Charge	(25,686)	(26,346)	(61,687)	(54,177)	(14)	(15)
Transfers among the sub-accounts and with the
Fixed Account - net	(111,062)	(1,207,864)	(116,102)	1,921,816	(8,939)	(998)
Increase (decrease) in net assets from contract
transactions	(513,697)	(1,727,232)	(623,209)	1,319,877	(10,346)	(2,444)

INCREASE (DECREASE) IN NET ASSETS	(273,248)	(1,824,020)	180,047	1,066,776	(3,627)	(1,387)
NET ASSETS AT BEGINNING OF PERIOD	6,120,188	7,944,208	10,474,792	9,408,016	54,162	55,549
NET ASSETS AT END OF PERIOD	$5,846,940	$6,120,188	$10,654,839	$10,474,792	$50,535	$54,162

UNITS OUTSTANDING
Units outstanding at beginning of period	477,598	614,654	936,726	825,939	3,605	3,769
Units issued	31,735	35,468	159,411	344,431	153	131
Units redeemed	(70,551)	(172,524)	(216,657)	(233,644)	(812)	(295)
Units outstanding at end of period	438,782	477,598	879,480	936,726	2,946	3,605

See notes to financial statements.

ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

STATEMENTS OF CHANGES IN NET ASSETS
For the Years Ended December 31,

	Advanced Series Trust		Advanced Series Trust		Advanced Series Trust
	Sub-Account		Sub-Account		Sub-Account
	AST RCM World Trends		AST Schroders Global Tactical		AST Small-Cap Growth
	2016	2015	2016	2015	2016	2015
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS
Net investment income (loss)	$(22,239)	$(24,993)	$(15,394)	$(8,789)	$(11)	$(11)
Net realized gains (losses)	45,122	55,417	9,319	25,495	92	73
Change in unrealized gains (losses)	12,677	(56,643)	60,367	(33,440)	14	(74)
Increase (decrease) in net assets from operations	35,560	(26,219)	54,292	(16,734)	95	(12)

INCREASE (DECREASE) IN NET ASSETS
FROM CONTRACT TRANSACTIONS
Deposits	—	—	5,850	5,850	—	—
Benefit payments	—	—	—	—	—	—
Payments on termination	(68,736)	(105,399)	(60,963)	(83,611)	—	—
Contract Maintenance Charge	(3,828)	(4,413)	(4,760)	(2,054)	(2)	(1)
Transfers among the sub-accounts and with the
Fixed Account - net	(32,312)	(42,601)	4,595	632,254	(312)	(393)
Increase (decrease) in net assets from contract
transactions	(104,876)	(152,413)	(55,278)	552,439	(314)	(394)

INCREASE (DECREASE) IN NET ASSETS	(69,316)	(178,632)	(986)	535,705	(219)	(406)
NET ASSETS AT BEGINNING OF PERIOD	1,349,238	1,527,870	1,096,947	561,242	516	922
NET ASSETS AT END OF PERIOD	$1,279,922	$1,349,238	$1,095,961	$1,096,947	$297	$516

UNITS OUTSTANDING
Units outstanding at beginning of period	117,201	129,944	89,119	44,279	32	57
Units issued	6,173	4,410	5,564	55,233	54	37
Units redeemed	(15,191)	(17,153)	(10,111)	(10,393)	(70)	(62)
Units outstanding at end of period	108,183	117,201	84,572	89,119	16	32

See notes to financial statements.

ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

STATEMENTS OF CHANGES IN NET ASSETS
For the Years Ended December 31,

	Advanced Series Trust		Advanced Series Trust		Advanced Series Trust
	Sub-Account		Sub-Account		Sub-Account
	AST Small-Cap Growth Opportunities		AST Small-Cap Value		AST Templeton Global Bond
	2016	2015	2016	2015	2016	2015
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS
Net investment income (loss)	$(267)	$(324)	$(394)	$(389)	$(569)	$(671)
Net realized gains (losses)	1,403	1,044	714	708	(604)	(283)
Change in unrealized gains (losses)	142	(630)	7,531	(2,022)	2,233	(2,035)
Increase (decrease) in net assets from operations	1,278	90	7,851	(1,703)	1,060	(2,989)

INCREASE (DECREASE) IN NET ASSETS
FROM CONTRACT TRANSACTIONS
Deposits	—	—	—	—	—	—
Benefit payments	(488)	(472)	—	—	—	—
Payments on termination	(780)	(648)	(340)	(320)	(1,307)	(4,418)
Contract Maintenance Charge	(15)	(14)	(12)	(11)	(19)	(24)
Transfers among the sub-accounts and with the
Fixed Account - net	(4,058)	(868)	(200)	(402)	(4,396)	(183)
Increase (decrease) in net assets from contract
transactions	(5,341)	(2,002)	(552)	(733)	(5,722)	(4,625)

INCREASE (DECREASE) IN NET ASSETS	(4,063)	(1,912)	7,299	(2,436)	(4,662)	(7,614)
NET ASSETS AT BEGINNING OF PERIOD	23,761	25,673	28,511	30,947	45,632	53,246
NET ASSETS AT END OF PERIOD	$19,698	$23,761	$35,810	$28,511	$40,970	$45,632

UNITS OUTSTANDING
Units outstanding at beginning of period	1,669	1,805	1,930	1,980	4,078	4,476
Units issued	149	129	69	78	49	52
Units redeemed	(522)	(265)	(99)	(128)	(578)	(450)
Units outstanding at end of period	1,296	1,669	1,900	1,930	3,549	4,078
See notes to financial statements.

ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

STATEMENTS OF CHANGES IN NET ASSETS
For the Years Ended December 31,

	Advanced Series Trust		Advanced Series Trust		Advanced Series Trust
	Sub-Account		Sub-Account		Sub-Account
	AST T. Rowe Price Asset Allocation		AST T. Rowe Price Large-Cap Growth		AST T. Rowe Price Natural Resources
	2016	2015	2016	2015	2016	2015
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS
Net investment income (loss)	$(72,057)	$(80,820)	$(224)	$(227)	$(952)	$(1,168)
Net realized gains (losses)	327,690	641,152	269	402	(4,221)	(11,208)
Change in unrealized gains (losses)	(27,728)	(638,867)	284	1,357	19,666	(3,578)
Increase (decrease) in net assets from operations	227,905	(78,535)	329	1,532	14,493	(15,954)

INCREASE (DECREASE) IN NET ASSETS
FROM CONTRACT TRANSACTIONS
Deposits	1,500	1,500	—	—	—	—
Benefit payments	—	—	—	—	—	—
Payments on termination	(520,102)	(918,589)	—	—	(34,994)	(22,302)
Contract Maintenance Charge	(13,953)	(12,575)	(7)	(11)	(30)	(33)
Transfers among the sub-accounts and with the
Fixed Account - net	(357,977)	(249,573)	(357)	(496)	(190)	1,686
Increase (decrease) in net assets from contract
transactions	(890,532)	(1,179,237)	(364)	(507)	(35,214)	(20,649)

INCREASE (DECREASE) IN NET ASSETS	(662,627)	(1,257,772)	(35)	1,025	(20,721)	(36,603)
NET ASSETS AT BEGINNING OF PERIOD	4,711,178	5,968,950	19,773	18,748	64,831	101,434
NET ASSETS AT END OF PERIOD	$4,048,551	$4,711,178	$19,738	$19,773	$44,110	$64,831

UNITS OUTSTANDING
Units outstanding at beginning of period	359,399	444,924	1,029	1,057	9,202	11,497
Units issued	39,521	91,553	62	42	636	1,462
Units redeemed	(107,479)	(177,078)	(80)	(70)	(4,764)	(3,757)
Units outstanding at end of period	291,441	359,399	1,011	1,029	5,074	9,202

See notes to financial statements.

ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

STATEMENTS OF CHANGES IN NET ASSETS
For the Years Ended December 31,

	Advanced Series Trust		Advanced Series Trust		Advanced Series Trust
	Sub-Account		Sub-Account		Sub-Account
	AST Value Equity*		AST WEDGE Capital Mid-Cap Value*		AST Wellington Management Hedged Equity
	2016	2015	2016	2015	2016	2015
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS
Net investment income (loss)	$(220)	$(318)	$(582)	$(654)	$(3,735)	$(3,092)
Net realized gains (losses)	50	716	4,355	626	9,455	9,448
Change in unrealized gains (losses)	916	(1,841)	880	(3,597)	5,646	(11,057)
Increase (decrease) in net assets from operations	746	(1,443)	4,653	(3,625)	11,366	(4,701)

INCREASE (DECREASE) IN NET ASSETS
FROM CONTRACT TRANSACTIONS
Deposits	—	—	—	—	—	—
Benefit payments	—	—	—	—	—	—
Payments on termination	(437)	(7,437)	(285)	(508)	(10,459)	(2,970)
Contract Maintenance Charge	(13)	(16)	(4)	(7)	(341)	(40)
Transfers among the sub-accounts and with the
Fixed Account - net	(100)	(371)	(7,568)	—	(13,548)	25,098
Increase (decrease) in net assets from contract
transactions	(550)	(7,824)	(7,857)	(515)	(24,348)	22,088

INCREASE (DECREASE) IN NET ASSETS	196	(9,267)	(3,204)	(4,140)	(12,982)	17,387
NET ASSETS AT BEGINNING OF PERIOD	16,191	25,458	41,971	46,111	228,245	210,858
NET ASSETS AT END OF PERIOD	$16,387	$16,191	$38,767	$41,971	$215,263	$228,245

UNITS OUTSTANDING
Units outstanding at beginning of period	1,521	2,206	2,796	2,828	21,710	19,574
Units issued	105	107	—	—	5,529	8,629
Units redeemed	(154)	(792)	(500)	(32)	(7,695)	(6,493)
Units outstanding at end of period	1,472	1,521	2,296	2,796	19,544	21,710

(*) See Note 2 for disclosure of changes in sub-accounts and to the names of funds during 2016.

See notes to financial statements.

ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

STATEMENTS OF CHANGES IN NET ASSETS
For the Years Ended December 31,

	Advanced Series Trust		Alliance Bernstein Variable Product Series Fund		Alliance Bernstein Variable Product Series Fund
	Sub-Account		Sub-Account		Sub-Account
	AST Western Asset Core Plus Bond		AB VPS Growth		AB VPS Growth & Income
	2016	2015	2016	2015	2016	2015
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS
Net investment income (loss)	$(122)	$(126)	$(243,536)	$(291,844)	$(369,213)	$(252,347)
Net realized gains (losses)	97	59	2,455,701	4,844,730	4,955,234	2,707,664
Change in unrealized gains (losses)	524	101	(2,357,714)	(3,338,528)	(933,533)	(2,558,046)
Increase (decrease) in net assets from operations	499	34	(145,549)	1,214,358	3,652,488	(102,729)

INCREASE (DECREASE) IN NET ASSETS
FROM CONTRACT TRANSACTIONS
Deposits	—	—	204	653	29,358	1,979
Benefit payments	(741)	(636)	(516,116)	(739,091)	(3,523,701)	(2,581,842)
Payments on termination	—	—	(1,396,809)	(2,085,728)	(3,276,778)	(4,222,644)
Contract Maintenance Charge	—	—	(27,408)	(32,043)	(38,990)	(44,092)
Transfers among the sub-accounts and with the
Fixed Account - net	—	—	(434,444)	(678,667)	(691,183)	(1,057,106)
Increase (decrease) in net assets from contract
transactions	(741)	(636)	(2,374,573)	(3,534,876)	(7,501,294)	(7,903,705)

INCREASE (DECREASE) IN NET ASSETS	(242)	(602)	(2,520,122)	(2,320,518)	(3,848,806)	(8,006,434)
NET ASSETS AT BEGINNING OF PERIOD	12,230	12,832	16,122,159	18,442,677	46,288,894	54,295,328
NET ASSETS AT END OF PERIOD	$11,988	$12,230	$13,602,037	$16,122,159	$42,440,088	$46,288,894

UNITS OUTSTANDING
Units outstanding at beginning of period	951	1,000	1,079,179	1,323,754	2,553,854	2,985,124
Units issued	—	—	19,682	50,456	107,171	44,146
Units redeemed	(56)	(49)	(176,312)	(295,031)	(506,779)	(475,416)
Units outstanding at end of period	895	951	922,549	1,079,179	2,154,246	2,553,854

See notes to financial statements.

ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

STATEMENTS OF CHANGES IN NET ASSETS
For the Years Ended December 31,

	Alliance Bernstein Variable Product Series Fund		Alliance Bernstein Variable Product Series Fund		Alliance Bernstein Variable Product Series Fund
	Sub-Account		Sub-Account		Sub-Account
	AB VPS International Value		AB VPS Large Cap Growth		AB VPS Small/Mid Cap Value
	2016	2015	2016	2015	2016	2015
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS
Net investment income (loss)	$(49,495)	$41,143	$(241,538)	$(268,419)	$(135,872)	$(146,987)
Net realized gains (losses)	(345,744)	(320,016)	2,512,720	3,041,483	699,685	2,399,126
Change in unrealized gains (losses)	180,544	443,306	(2,194,684)	(1,402,073)	1,507,851	(3,095,174)
Increase (decrease) in net assets from operations	(214,695)	164,433	76,498	1,370,991	2,071,664	(843,035)

INCREASE (DECREASE) IN NET ASSETS
FROM CONTRACT TRANSACTIONS
Deposits	1,380	480	600	840	1,100	—
Benefit payments	(203,336)	(223,865)	(473,944)	(512,600)	(234,828)	(224,101)
Payments on termination	(927,687)	(1,152,485)	(1,039,365)	(1,711,009)	(959,139)	(2,093,747)
Contract Maintenance Charge	(28,494)	(34,356)	(15,793)	(16,856)	(42,582)	(48,386)
Transfers among the sub-accounts and with the
Fixed Account - net	409,941	(492,401)	(76,667)	(281,152)	(265,338)	(122,137)
Increase (decrease) in net assets from contract
transactions	(748,196)	(1,902,627)	(1,605,169)	(2,520,777)	(1,500,787)	(2,488,371)

INCREASE (DECREASE) IN NET ASSETS	(962,891)	(1,738,194)	(1,528,671)	(1,149,786)	570,877	(3,331,406)
NET ASSETS AT BEGINNING OF PERIOD	8,689,161	10,427,355	15,251,494	16,401,280	10,246,555	13,577,961
NET ASSETS AT END OF PERIOD	$7,726,270	$8,689,161	$13,722,823	$15,251,494	$10,817,432	$10,246,555

UNITS OUTSTANDING
Units outstanding at beginning of period	858,947	1,036,597	1,229,314	1,430,587	353,879	434,305
Units issued	73,773	28,746	52,004	68,949	10,763	5,139
Units redeemed	(148,369)	(206,396)	(181,923)	(270,222)	(59,826)	(85,565)
Units outstanding at end of period	784,351	858,947	1,099,395	1,229,314	304,816	353,879

See notes to financial statements.

ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

STATEMENTS OF CHANGES IN NET ASSETS
For the Years Ended December 31,

	Alliance Bernstein Variable Product Series Fund		American Century Variable Portfolios, Inc.		American Century Variable Portfolios, Inc.
	Sub-Account		Sub-Account		Sub-Account
	AB VPS Value		American Century VP Balanced		American Century VP International
	2016	2015	2016	2015	2016	2015
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS
Net investment income (loss)	$(2,324)	$677	$—	$4	$(21)	$(63)
Net realized gains (losses)	16,480	37,621	—	1,177	16	24
Change in unrealized gains (losses)	43,610	(111,368)	—	(1,600)	(380)	—
Increase (decrease) in net assets from operations	57,766	(73,070)	—	(419)	(385)	(39)

INCREASE (DECREASE) IN NET ASSETS
FROM CONTRACT TRANSACTIONS
Deposits	—	—	—	—	—	—
Benefit payments	(21,547)	(20,447)	—	—	—	—
Payments on termination	(66,912)	(119,344)	—	(11,328)	—	—
Contract Maintenance Charge	(2,062)	(2,355)	—	—	(4)	(4)
Transfers among the sub-accounts and with the
Fixed Account - net	(1,323)	(12,861)	—	—	—	—
Increase (decrease) in net assets from contract
transactions	(91,844)	(155,007)	—	(11,328)	(4)	(4)

INCREASE (DECREASE) IN NET ASSETS	(34,078)	(228,077)	—	(11,747)	(389)	(43)
NET ASSETS AT BEGINNING OF PERIOD	716,549	944,626	—	11,747	5,623	5,666
NET ASSETS AT END OF PERIOD	$682,471	$716,549	$—	$—	$5,234	$5,623

UNITS OUTSTANDING
Units outstanding at beginning of period	55,440	66,606	—	530	321	321
Units issued	446	555	—	—	—	—
Units redeemed	(7,514)	(11,721)	—	(530)	—	—
Units outstanding at end of period	48,372	55,440	—	—	321	321

See notes to financial statements.

ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

STATEMENTS OF CHANGES IN NET ASSETS
For the Years Ended December 31,

	Deutsche Variable Series I		Deutsche Variable Series I		Deutsche Variable Series I
	Sub-Account		Sub-Account		Sub-Account
	Deutsche Bond VIP A		Deutsche Capital Growth VIP A		Deutsche Core Equity VIP A
	2016	2015	2016	2015	2016	2015
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS
Net investment income (loss)	$8,173	$6,945	$849	$(621)	$3,740	$721
Net realized gains (losses)	(179)	(5,327)	127,625	189,301	71,408	34,060
Change in unrealized gains (losses)	1,443	(3,472)	(84,686)	(90,894)	(29,244)	(6,424)
Increase (decrease) in net assets from operations	9,437	(1,854)	43,788	97,786	45,904	28,357

INCREASE (DECREASE) IN NET ASSETS
FROM CONTRACT TRANSACTIONS
Deposits	—	800	500	2,020	—	120
Benefit payments	(3,308)	(4,230)	29,108	(6,962)	(251)	(267)
Payments on termination	—	(10,261)	(98,072)	(88,760)	(76,172)	(46,154)
Contract Maintenance Charge	—	—	—	—	—	—
Transfers among the sub-accounts and with the
Fixed Account - net	9,229	(102,393)	45,794	162,241	20,579	(35,827)
Increase (decrease) in net assets from contract
transactions	5,921	(116,084)	(22,670)	68,539	(55,844)	(82,128)

INCREASE (DECREASE) IN NET ASSETS	15,358	(117,938)	21,118	166,325	(9,940)	(53,771)
NET ASSETS AT BEGINNING OF PERIOD	181,210	299,148	1,252,166	1,085,841	563,187	616,958
NET ASSETS AT END OF PERIOD	$196,568	$181,210	$1,273,284	$1,252,166	$553,247	$563,187

UNITS OUTSTANDING
Units outstanding at beginning of period	11,515	18,819	57,221	53,549	29,656	33,962
Units issued	709	703	5,285	10,044	1,568	420
Units redeemed	(348)	(8,007)	(6,288)	(6,372)	(4,651)	(4,726)
Units outstanding at end of period	11,876	11,515	56,218	57,221	26,573	29,656

See notes to financial statements.

ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

STATEMENTS OF CHANGES IN NET ASSETS
For the Years Ended December 31,

	Deutsche Variable Series I		Deutsche Variable Series I		Deutsche Variable Series II
	Sub-Account		Sub-Account		Sub-Account
	Deutsche CROCI® International VIP A		Deutsche Global Small Cap VIP A		Deutsche Global Income Builder VIP A II
	2016	2015	2016	2015	2016	2015
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS
Net investment income (loss)	$17,619	$7,166	$(2,684)	$2,683	$35,096	$28,538
Net realized gains (losses)	(24,223)	(4,060)	81,934	112,966	1,941	38,086
Change in unrealized gains (losses)	5,613	(15,793)	(77,285)	(106,459)	23,848	(93,346)
Increase (decrease) in net assets from operations	(991)	(12,687)	1,965	9,190	60,885	(26,722)

INCREASE (DECREASE) IN NET ASSETS
FROM CONTRACT TRANSACTIONS
Deposits	180	300	180	300	—	—
Benefit payments	11,759	(2,427)	(7,038)	(1,366)	8,836	(13,246)
Payments on termination	(25,054)	(9,176)	(49,270)	(37,520)	(43,627)	(14,894)
Contract Maintenance Charge	—	—	—	—	—	—
Transfers among the sub-accounts and with the
Fixed Account - net	(14,525)	1,322	(46,621)	(124,342)	(16,976)	(94,974)
Increase (decrease) in net assets from contract
transactions	(27,640)	(9,981)	(102,749)	(162,928)	(51,767)	(123,114)

INCREASE (DECREASE) IN NET ASSETS	(28,631)	(22,668)	(100,784)	(153,738)	9,118	(149,836)
NET ASSETS AT BEGINNING OF PERIOD	194,464	217,132	909,633	1,063,371	1,054,614	1,204,450
NET ASSETS AT END OF PERIOD	$165,833	$194,464	$808,849	$909,633	$1,063,732	$1,054,614

UNITS OUTSTANDING
Units outstanding at beginning of period	17,562	18,406	26,735	31,397	69,533	77,686
Units issued	2,014	232	290	814	2,302	2,650
Units redeemed	(4,594)	(1,076)	(3,463)	(5,476)	(5,690)	(10,803)
Units outstanding at end of period	14,982	17,562	23,562	26,735	66,145	69,533

See notes to financial statements.

ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

STATEMENTS OF CHANGES IN NET ASSETS
For the Years Ended December 31,

	Deutsche Variable Series II		Deutsche Variable Series II		Dreyfus Socially Responsible Growth Fund, Inc.
	Sub-Account		Sub-Account		Sub-Account
	Deutsche Government Money Market VIP A II*		Deutsche Small Mid Cap Growth VIP A II		Dreyfus Socially Responsible Growth Fund
	2016	2015	2016	2015	2016	2015
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS
Net investment income (loss)	$(1,329)	$(1,311)	$(2,666)	$(3,059)	$(2)	$(59)
Net realized gains (losses)	—	—	63,431	47,935	2,109	2,896
Change in unrealized gains (losses)	—	—	(30,463)	(51,010)	(202)	(3,823)
Increase (decrease) in net assets from operations	(1,329)	(1,311)	30,302	(6,134)	1,905	(986)

INCREASE (DECREASE) IN NET ASSETS
FROM CONTRACT TRANSACTIONS
Deposits	—	—	240	360	—	—
Benefit payments	19,380	(2,437)	(2,027)	(173)	—	—
Payments on termination	(36,804)	(103,165)	(10,097)	(11,263)	—	—
Contract Maintenance Charge	—	—	—	—	(7)	(8)
Transfers among the sub-accounts and with the
Fixed Account - net	24,994	120,610	37,399	(25,051)	—	(1)
Increase (decrease) in net assets from contract
transactions	7,570	15,008	25,515	(36,127)	(7)	(9)

INCREASE (DECREASE) IN NET ASSETS	6,241	13,697	55,817	(42,261)	1,898	(995)
NET ASSETS AT BEGINNING OF PERIOD	177,048	163,351	360,698	402,959	21,234	22,229
NET ASSETS AT END OF PERIOD	$183,289	$177,048	$416,515	$360,698	$23,132	$21,234

UNITS OUTSTANDING
Units outstanding at beginning of period	17,366	15,910	19,791	21,752	1,354	1,354
Units issued	5,669	12,715	2,218	536	—	—
Units redeemed	(4,937)	(11,259)	(910)	(2,497)	(1)	—
Units outstanding at end of period	18,098	17,366	21,099	19,791	1,353	1,354

(*) See Note 2 for disclosure of changes in sub-accounts and to the names of funds during 2016.

See notes to financial statements.

ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

STATEMENTS OF CHANGES IN NET ASSETS
For the Years Ended December 31,

	Dreyfus Stock Index Fund		Dreyfus Variable Investment Fund		Dreyfus Variable Investment Fund
	Sub-Account		Sub-Account		Sub-Account
	Dreyfus Stock Index Fund		VIF Government Money Market*		VIF Growth & Income
	2016	2015	2016	2015	2016	2015
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS
Net investment income (loss)	$1,792	$2,225	$(4,704)	$(7,180)	$(129)	$(459)
Net realized gains (losses)	137,490	31,513	—	—	12,093	15,506
Change in unrealized gains (losses)	(102,837)	(35,019)	—	—	(9,042)	(14,487)
Increase (decrease) in net assets from operations	36,445	(1,281)	(4,704)	(7,180)	2,922	560

INCREASE (DECREASE) IN NET ASSETS
FROM CONTRACT TRANSACTIONS
Deposits	—	—	1,022	—	—	—
Benefit payments	(24,352)	(14,634)	(30,009)	36,529	(15,728)	—
Payments on termination	(236,531)	(20,802)	(16,962)	(2,661,432)	(2,300)	(19,837)
Contract Maintenance Charge	(210)	(201)	(144)	(152)	(69)	(74)
Transfers among the sub-accounts and with the
Fixed Account - net	(128,704)	(2)	266	2,670,131	(13,292)	(187)
Increase (decrease) in net assets from contract
transactions	(389,797)	(35,639)	(45,827)	45,076	(31,389)	(20,098)

INCREASE (DECREASE) IN NET ASSETS	(353,352)	(36,920)	(50,531)	37,896	(28,467)	(19,538)
NET ASSETS AT BEGINNING OF PERIOD	566,852	603,772	378,727	340,831	72,066	91,604
NET ASSETS AT END OF PERIOD	$213,500	$566,852	$328,196	$378,727	$43,599	$72,066

UNITS OUTSTANDING
Units outstanding at beginning of period	30,043	31,983	36,549	32,532	3,715	4,839
Units issued	3	2	473	288,133	2	—
Units redeemed	(19,742)	(1,942)	(4,903)	(284,116)	(1,610)	(1,124)
Units outstanding at end of period	10,304	30,043	32,119	36,549	2,107	3,715

(*) See Note 2 for disclosure of changes in sub-accounts and to the names of funds during 2016.

See notes to financial statements.

ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

STATEMENTS OF CHANGES IN NET ASSETS
For the Years Ended December 31,

	Federated Insurance Series		Fidelity Variable Insurance Products Fund		Fidelity Variable Insurance Products Fund
	Sub-Account		Sub-Account		Sub-Account
	Federated Government Money Fund II*		VIP Contrafund		VIP Equity-Income
	2016	2015	2016	2015	2016	2015
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS
Net investment income (loss)	$(53,711)	$(63,240)	$(18,943)	$(15,403)	$4,692	$11,147
Net realized gains (losses)	—	—	395,291	575,850	34,581	71,435
Change in unrealized gains (losses)	—	—	(139,816)	(580,643)	51,533	(120,930)
Increase (decrease) in net assets from operations	(53,711)	(63,240)	236,532	(20,196)	90,806	(38,348)

INCREASE (DECREASE) IN NET ASSETS
FROM CONTRACT TRANSACTIONS
Deposits	2,060	2,060	43,543	26,621	180	180
Benefit payments	(78,672)	(132,669)	(38,327)	(30,626)	(72,417)	(5,560)
Payments on termination	(405,504)	(478,360)	(421,956)	(575,857)	(18,692)	(61,436)
Contract Maintenance Charge	(3,607)	(4,079)	(2,975)	(3,353)	(348)	(366)
Transfers among the sub-accounts and with the
Fixed Account - net	8,261	(102,942)	216,475	31,395	(6,632)	(44,335)
Increase (decrease) in net assets from contract
transactions	(477,462)	(715,990)	(203,240)	(551,820)	(97,909)	(111,517)

INCREASE (DECREASE) IN NET ASSETS	(531,173)	(779,230)	33,292	(572,016)	(7,103)	(149,865)
NET ASSETS AT BEGINNING OF PERIOD	4,067,898	4,847,128	3,937,442	4,509,458	623,364	773,229
NET ASSETS AT END OF PERIOD	$3,536,725	$4,067,898	$3,970,734	$3,937,442	$616,261	$623,364

UNITS OUTSTANDING
Units outstanding at beginning of period	354,263	416,136	159,753	181,361	33,290	38,982
Units issued	9,343	4,161	13,016	5,370	20	799
Units redeemed	(51,389)	(66,034)	(21,415)	(26,978)	(4,870)	(6,491)
Units outstanding at end of period	312,217	354,263	151,354	159,753	28,440	33,290

(*) See Note 2 for disclosure of changes in sub-accounts and to the names of funds during 2016.

See notes to financial statements.

ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

STATEMENTS OF CHANGES IN NET ASSETS
For the Years Ended December 31,

	Fidelity Variable Insurance Products Fund	Fidelity Variable Insurance Products Fund		Fidelity Variable Insurance Products Fund
	Sub-Account	Sub-Account		Sub-Account
	VIP Government Money Market*	VIP Growth		VIP High Income
	2016	2016	2015	2016	2015
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS
Net investment income (loss)	$(168,358)	$(38,836)	$(36,899)	$16,068	$26,388
Net realized gains (losses)	—	467,136	322,347	(14,976)	(2,201)
Change in unrealized gains (losses)	—	(448,031)	(90,206)	50,310	(48,369)
Increase (decrease) in net assets from operations	(168,358)	(19,731)	195,242	51,402	(24,182)

INCREASE (DECREASE) IN NET ASSETS
FROM CONTRACT TRANSACTIONS
Deposits	2,926	25,609	11,580	750	750
Benefit payments	(630,628)	(37,047)	(11,238)	(12,079)	(4,933)
Payments on termination	(2,414,390)	(364,238)	(336,191)	(49,145)	(23,458)
Contract Maintenance Charge	(10,393)	(2,794)	(3,027)	(392)	(447)
Transfers among the sub-accounts and with the
Fixed Account - net	23,403,649	73,717	(122,090)	(42,713)	4,070
Increase (decrease) in net assets from contract
transactions	20,351,164	(304,753)	(460,966)	(103,579)	(24,018)

INCREASE (DECREASE) IN NET ASSETS	20,182,806	(324,484)	(265,724)	(52,177)	(48,200)
NET ASSETS AT BEGINNING OF PERIOD	—	3,196,323	3,462,047	472,075	520,275
NET ASSETS AT END OF PERIOD	$20,182,806	$2,871,839	$3,196,323	$419,898	$472,075

UNITS OUTSTANDING
Units outstanding at beginning of period	—	200,978	230,751	31,751	33,331
Units issued	2,625,261	17,552	1,490	812	793
Units redeemed	(590,800)	(36,387)	(31,263)	(7,697)	(2,373)
Units outstanding at end of period	2,034,461	182,143	200,978	24,866	31,751

(*) See Note 2 for disclosure of changes in sub-accounts and to the names of funds during 2016.
See notes to financial statements.

ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

STATEMENTS OF CHANGES IN NET ASSETS
For the Years Ended December 31,

	Fidelity Variable Insurance Products Fund		Fidelity Variable Insurance Products Fund		Fidelity Variable Insurance Products Fund
	Sub-Account		Sub-Account		Sub-Account
	VIP Index 500		VIP Investment Grade Bond		VIP Overseas
	2016	2015	2016	2015	2016	2015
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS
Net investment income (loss)	$1,005	$20,407	$8,867	$13,479	$2,540	$(485)
Net realized gains (losses)	216,466	215,474	1,530	4,127	3,930	18,924
Change in unrealized gains (losses)	94,617	(234,763)	22,745	(35,406)	(40,874)	4,462
Increase (decrease) in net assets from operations	312,088	1,118	33,142	(17,800)	(34,404)	22,901

INCREASE (DECREASE) IN NET ASSETS
FROM CONTRACT TRANSACTIONS
Deposits	12,331	15,087	10,557	5,042	3,200	2,461
Benefit payments	(166,689)	(60,347)	(3,633)	(529)	(93)	(114)
Payments on termination	(263,131)	(477,600)	(159,329)	(181,864)	(135,081)	(147,511)
Contract Maintenance Charge	(2,378)	(2,478)	(752)	(885)	(516)	(615)
Transfers among the sub-accounts and with the
Fixed Account - net	(125,752)	7,453	(25,704)	(3,099)	221,702	(7,318)
Increase (decrease) in net assets from contract
transactions	(545,619)	(517,885)	(178,861)	(181,335)	89,212	(153,097)

INCREASE (DECREASE) IN NET ASSETS	(233,531)	(516,767)	(145,719)	(199,135)	54,808	(130,196)
NET ASSETS AT BEGINNING OF PERIOD	3,406,440	3,923,207	1,015,422	1,214,557	590,698	720,894
NET ASSETS AT END OF PERIOD	$3,172,909	$3,406,440	$869,703	$1,015,422	$645,506	$590,698

UNITS OUTSTANDING
Units outstanding at beginning of period	214,255	246,267	53,499	62,837	44,715	55,399
Units issued	1,439	3,070	1,074	703	18,820	408
Units redeemed	(34,974)	(35,082)	(10,259)	(10,041)	(11,168)	(11,092)
Units outstanding at end of period	180,720	214,255	44,314	53,499	52,367	44,715

See notes to financial statements.

ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

STATEMENTS OF CHANGES IN NET ASSETS
For the Years Ended December 31,

	Fidelity Variable Insurance Products Fund (Service Class 2)		Fidelity Variable Insurance Products Fund (Service Class 2)		Fidelity Variable Insurance Products Fund (Service Class 2)
	Sub-Account		Sub-Account		Sub-Account
	VIP Asset Manager Growth (Service Class 2)		VIP Contrafund (Service Class 2)		VIP Equity-Income (Service Class 2)
	2016	2015	2016	2015	2016	2015
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS
Net investment income (loss)	$(17)	$101	$(315,730)	$(340,249)	$2,394	$7,447
Net realized gains (losses)	2,892	109	3,107,199	5,858,029	24,789	58,730
Change in unrealized gains (losses)	(4,584)	(610)	(1,164,072)	(5,847,555)	41,453	(96,485)
Increase (decrease) in net assets from operations	(1,709)	(400)	1,627,397	(329,775)	68,636	(30,308)

INCREASE (DECREASE) IN NET ASSETS
FROM CONTRACT TRANSACTIONS
Deposits	—	—	91,080	33,433	—	—
Benefit payments	—	—	(1,195,941)	(1,447,808)	(3,045)	(12,723)
Payments on termination	—	—	(3,321,983)	(6,222,963)	(82,271)	(71,305)
Contract Maintenance Charge	—	—	(120,131)	(140,618)	(221)	(198)
Transfers among the sub-accounts and with the
Fixed Account - net	(31,615)	20,729	(563,018)	(1,618,579)	(3,372)	4,380
Increase (decrease) in net assets from contract
transactions	(31,615)	20,729	(5,109,993)	(9,396,535)	(88,909)	(79,846)

INCREASE (DECREASE) IN NET ASSETS	(33,324)	20,329	(3,482,596)	(9,726,310)	(20,273)	(110,154)
NET ASSETS AT BEGINNING OF PERIOD	33,324	12,995	33,277,889	43,004,199	507,073	617,227
NET ASSETS AT END OF PERIOD	$—	$33,324	$29,795,293	$33,277,889	$486,800	$507,073

UNITS OUTSTANDING
Units outstanding at beginning of period	2,255	864	1,914,299	2,424,427	32,592	37,208
Units issued	—	1,391	89,920	109,813	89	291
Units redeemed	(2,255)	—	(386,485)	(619,941)	(5,580)	(4,907)
Units outstanding at end of period	—	2,255	1,617,734	1,914,299	27,101	32,592

See notes to financial statements.

ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

STATEMENTS OF CHANGES IN NET ASSETS
For the Years Ended December 31,

	Fidelity Variable Insurance Products Fund (Service Class 2)		Fidelity Variable Insurance Products Fund (Service Class 2)		Fidelity Variable Insurance Products Fund (Service Class 2)
	Sub-Account		Sub-Account		Sub-Account
	VIP Freedom 2010 Portfolio (Service Class 2)		VIP Freedom 2020 Portfolio (Service Class 2)		VIP Freedom 2030 Portfolio (Service Class 2)
	2016	2015	2016	2015	2016	2015
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS
Net investment income (loss)	$(10,857)	$(3,706)	$(13,966)	$(3,266)	$(5,787)	$(7,859)
Net realized gains (losses)	169,446	116,530	227,015	130,528	76,560	103,358
Change in unrealized gains (losses)	(35,653)	(202,605)	(77,561)	(195,744)	(2,313)	(130,262)
Increase (decrease) in net assets from operations	122,936	(89,781)	135,488	(68,482)	68,460	(34,763)

INCREASE (DECREASE) IN NET ASSETS
FROM CONTRACT TRANSACTIONS
Deposits	—	—	1,440	1,380	—	—
Benefit payments	(191,574)	(107,745)	(56,816)	(166,251)	(18,059)	(359,835)
Payments on termination	(430,693)	(270,957)	(773,199)	(418,065)	(71,341)	(429,170)
Contract Maintenance Charge	(14,526)	(14,286)	(16,637)	(17,910)	(6,279)	(6,871)
Transfers among the sub-accounts and with the
Fixed Account - net	690,852	235,042	184,945	296,033	(115)	185,550
Increase (decrease) in net assets from contract
transactions	54,059	(157,946)	(660,267)	(304,813)	(95,794)	(610,326)

INCREASE (DECREASE) IN NET ASSETS	176,995	(247,727)	(524,779)	(373,295)	(27,334)	(645,089)
NET ASSETS AT BEGINNING OF PERIOD	4,059,859	4,307,586	3,538,605	3,911,900	1,528,064	2,173,153
NET ASSETS AT END OF PERIOD	$4,236,854	$4,059,859	$3,013,826	$3,538,605	$1,500,730	$1,528,064

UNITS OUTSTANDING
Units outstanding at beginning of period	305,524	316,539	268,084	289,718	113,526	158,498
Units issued	60,008	35,498	26,432	22,588	12,894	17,303
Units redeemed	(59,271)	(46,513)	(74,534)	(44,222)	(19,892)	(62,275)
Units outstanding at end of period	306,261	305,524	219,982	268,084	106,528	113,526

See notes to financial statements.

ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

STATEMENTS OF CHANGES IN NET ASSETS
For the Years Ended December 31,

	Fidelity Variable Insurance Products Fund (Service Class 2)		Fidelity Variable Insurance Products Fund (Service Class 2)		Fidelity Variable Insurance Products Fund (Service Class 2)
	Sub-Account		Sub-Account		Sub-Account
	VIP Freedom Income Portfolio (Service Class 2)		VIP Government Money Market (Service Class 2)*		VIP Growth (Service Class 2)
	2016	2015	2016	2015	2016	2015
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS
Net investment income (loss)	$(8,818)	$(3,873)	$(380,507)	$(126,832)	$(1,967)	$(2,334)
Net realized gains (losses)	41,011	32,266	—	—	29,238	15,835
Change in unrealized gains (losses)	1,147	(61,157)	—	—	(28,656)	(5,346)
Increase (decrease) in net assets from operations	33,340	(32,764)	(380,507)	(126,832)	(1,385)	8,155

INCREASE (DECREASE) IN NET ASSETS
FROM CONTRACT TRANSACTIONS
Deposits	—	—	1,468	190,524	60	60
Benefit payments	(95,621)	(63,522)	(1,451,278)	(477,763)	(6,177)	—
Payments on termination	(643,961)	(642,112)	(3,213,872)	(4,282,123)	(33,608)	(19,615)
Contract Maintenance Charge	(5,296)	(6,373)	(75,126)	(34,560)	(99)	(106)
Transfers among the sub-accounts and with the
Fixed Account - net	(5,751)	755,908	26,868,321	3,346,753	256	(519)
Increase (decrease) in net assets from contract
transactions	(750,629)	43,901	22,129,513	(1,257,169)	(39,568)	(20,180)

INCREASE (DECREASE) IN NET ASSETS	(717,289)	11,137	21,749,006	(1,384,001)	(40,953)	(12,025)
NET ASSETS AT BEGINNING OF PERIOD	1,497,694	1,486,557	7,086,621	8,470,622	145,499	157,524
NET ASSETS AT END OF PERIOD	$780,405	$1,497,694	$28,835,627	$7,086,621	$104,546	$145,499

UNITS OUTSTANDING
Units outstanding at beginning of period	123,136	119,772	750,782	880,057	9,657	10,822
Units issued	65,507	71,108	3,223,211	498,460	39	9
Units redeemed	(125,913)	(67,744)	(946,874)	(627,735)	(2,633)	(1,174)
Units outstanding at end of period	62,730	123,136	3,027,119	750,782	7,063	9,657

(*) See Note 2 for disclosure of changes in sub-accounts and to the names of funds during 2016.

See notes to financial statements.

ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

STATEMENTS OF CHANGES IN NET ASSETS
For the Years Ended December 31,

	Fidelity Variable Insurance Products Fund (Service Class 2)		Fidelity Variable Insurance Products Fund (Service Class 2)		Fidelity Variable Insurance Products Fund (Service Class 2)
	Sub-Account		Sub-Account		Sub-Account
	VIP Growth & Income (Service Class 2)		VIP Growth Opportunities (Service Class 2)		VIP High Income (Service Class 2)
	2016	2015	2016	2015	2016	2015
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS
Net investment income (loss)	$(8,837)	$3,174	$(20,788)	$(15,463)	$79,406	$139,711
Net realized gains (losses)	501,929	687,872	(3,602)	124,805	(78,950)	(23,429)
Change in unrealized gains (losses)	128,796	(920,860)	(2,884)	(146,455)	289,728	(265,360)
Increase (decrease) in net assets from operations	621,888	(229,814)	(27,274)	(37,113)	290,184	(149,078)

INCREASE (DECREASE) IN NET ASSETS
FROM CONTRACT TRANSACTIONS
Deposits	140	240	—	—	84	144
Benefit payments	(75,329)	(149,038)	(1,370)	(25,620)	(129,196)	(51,202)
Payments on termination	(498,624)	(668,103)	(51,327)	(40,019)	(444,552)	(472,119)
Contract Maintenance Charge	(18,922)	(21,257)	(5,094)	(3,792)	(7,516)	(9,102)
Transfers among the sub-accounts and with the
Fixed Account - net	(47,866)	(267,890)	(5,898)	1,520,729	(177,737)	(328,375)
Increase (decrease) in net assets from contract
transactions	(640,601)	(1,106,048)	(63,689)	1,451,298	(758,917)	(860,654)

INCREASE (DECREASE) IN NET ASSETS	(18,713)	(1,335,862)	(90,963)	1,414,185	(468,733)	(1,009,732)
NET ASSETS AT BEGINNING OF PERIOD	5,018,237	6,354,099	1,414,185	—	2,836,491	3,846,223
NET ASSETS AT END OF PERIOD	$4,999,524	$5,018,237	$1,323,222	$1,414,185	$2,367,758	$2,836,491

UNITS OUTSTANDING
Units outstanding at beginning of period	293,991	356,307	76,492	—	187,080	238,437
Units issued	14,226	9,288	6,801	93,647	1,171	7,798
Units redeemed	(50,680)	(71,604)	(10,807)	(17,155)	(48,455)	(59,155)
Units outstanding at end of period	257,537	293,991	72,486	76,492	139,796	187,080

See notes to financial statements.

ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

STATEMENTS OF CHANGES IN NET ASSETS
For the Years Ended December 31,

	Fidelity Variable Insurance Products Fund (Service Class 2)		Fidelity Variable Insurance Products Fund (Service Class 2)		Fidelity Variable Insurance Products Fund (Service Class 2)
	Sub-Account		Sub-Account		Sub-Account
	VIP Index 500 (Service Class 2)		VIP Investment Grade Bond (Service Class 2)		VIP Mid Cap (Service Class 2)
	2016	2015	2016	2015	2016	2015
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS
Net investment income (loss)	$19,657	$7,938	$3	$4	$(117,954)	$(157,272)
Net realized gains (losses)	247,982	355,801	(18)	(11)	531,376	1,649,038
Change in unrealized gains (losses)	547,810	(419,508)	32	(22)	419,603	(1,763,835)
Increase (decrease) in net assets from operations	815,449	(55,769)	17	(29)	833,025	(272,069)

INCREASE (DECREASE) IN NET ASSETS
FROM CONTRACT TRANSACTIONS
Deposits	11,127	28,044	—	—	964	910
Benefit payments	(100,414)	(69,545)	—	—	(211,289)	(696,340)
Payments on termination	(441,510)	(774,619)	(380)	(470)	(982,834)	(1,522,123)
Contract Maintenance Charge	(23,703)	(23,196)	(4)	(3)	(37,124)	(43,620)
Transfers among the sub-accounts and with the
Fixed Account - net	4,427,312	577,183	2	25	361,078	12,648
Increase (decrease) in net assets from contract
transactions	3,872,812	(262,133)	(382)	(448)	(869,205)	(2,248,525)

INCREASE (DECREASE) IN NET ASSETS	4,688,261	(317,902)	(365)	(477)	(36,180)	(2,520,594)
NET ASSETS AT BEGINNING OF PERIOD	7,646,842	7,964,744	903	1,380	9,630,019	12,150,613
NET ASSETS AT END OF PERIOD	$12,335,103	$7,646,842	$538	$903	$9,593,839	$9,630,019

UNITS OUTSTANDING
Units outstanding at beginning of period	482,193	498,693	63	92	549,842	672,344
Units issued	309,288	77,279	—	2	58,480	42,251
Units redeemed	(81,834)	(93,779)	(28)	(31)	(108,647)	(164,753)
Units outstanding at end of period	709,647	482,193	35	63	499,675	549,842

See notes to financial statements.

ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

STATEMENTS OF CHANGES IN NET ASSETS
For the Years Ended December 31,

	Fidelity Variable Insurance Products Fund (Service Class 2)		Franklin Templeton Variable Insurance Products Trust		Franklin Templeton Variable Insurance Products Trust
	Sub-Account		Sub-Account		Sub-Account
	VIP Overseas (Service Class 2)		Franklin Flex Cap Growth VIP		Franklin Growth and Income VIP
	2016	2015	2016	2015	2016	2015
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS
Net investment income (loss)	$(344)	$(240)	$(22,738)	$(29,300)	$204,063	$418,096
Net realized gains (losses)	(808)	1,136	74,426	1,053,082	2,057,022	1,521,993
Change in unrealized gains (losses)	(734)	(166)	(123,442)	(972,360)	(368,326)	(2,533,160)
Increase (decrease) in net assets from operations	(1,886)	730	(71,754)	51,422	1,892,759	(593,071)

INCREASE (DECREASE) IN NET ASSETS
FROM CONTRACT TRANSACTIONS
Deposits	—	—	—	—	11,424	20,080
Benefit payments	—	—	(55,754)	(102,385)	(453,962)	(504,746)
Payments on termination	(19,112)	(6,757)	(127,592)	(212,059)	(2,114,342)	(2,937,299)
Contract Maintenance Charge	(12)	(17)	(5,766)	(6,805)	(82,155)	(92,545)
Transfers among the sub-accounts and with the
Fixed Account - net	14	(1)	19,264	(68,127)	(989,794)	(1,143,422)
Increase (decrease) in net assets from contract
transactions	(19,110)	(6,775)	(169,848)	(389,376)	(3,628,829)	(4,657,932)

INCREASE (DECREASE) IN NET ASSETS	(20,996)	(6,045)	(241,602)	(337,954)	(1,736,070)	(5,251,003)
NET ASSETS AT BEGINNING OF PERIOD	27,828	33,873	1,516,943	1,854,897	21,786,550	27,037,553
NET ASSETS AT END OF PERIOD	$6,832	$27,828	$1,275,341	$1,516,943	$20,050,480	$21,786,550

UNITS OUTSTANDING
Units outstanding at beginning of period	2,000	2,362	84,843	106,555	992,762	1,199,409
Units issued	1	—	7,383	1,010	48,722	37,565
Units redeemed	(1,545)	(362)	(17,504)	(22,722)	(208,766)	(244,212)
Units outstanding at end of period	456	2,000	74,722	84,843	832,718	992,762

See notes to financial statements.

ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

STATEMENTS OF CHANGES IN NET ASSETS
For the Years Ended December 31,

	Franklin Templeton Variable Insurance Products Trust		Franklin Templeton Variable Insurance Products Trust		Franklin Templeton Variable Insurance Products Trust
	Sub-Account		Sub-Account		Sub-Account
	Franklin High Income VIP		Franklin Income VIP		Franklin Large Cap Growth VIP
	2016	2015	2016	2015	2016	2015
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS
Net investment income (loss)	$382,050	$432,258	$2,775,233	$3,049,051	$(336,959)	$(355,986)
Net realized gains (losses)	(147,222)	(58,655)	(900,889)	236,473	538,921	8,600,020
Change in unrealized gains (losses)	774,091	(1,234,392)	7,431,267	(11,659,540)	(1,042,477)	(7,012,464)
Increase (decrease) in net assets from operations	1,008,919	(860,789)	9,305,611	(8,374,016)	(840,515)	1,231,570

INCREASE (DECREASE) IN NET ASSETS
FROM CONTRACT TRANSACTIONS
Deposits	900	—	15,079	67,715	19,069	24,923
Benefit payments	(176,193)	(242,469)	(2,664,301)	(5,371,464)	(917,544)	(913,831)
Payments on termination	(561,825)	(717,091)	(8,762,723)	(15,616,253)	(2,393,068)	(4,317,919)
Contract Maintenance Charge	(10,291)	(10,830)	(197,690)	(248,276)	(75,852)	(90,990)
Transfers among the sub-accounts and with the
Fixed Account - net	(275,023)	247	(1,498,373)	(1,125,554)	893,225	(1,030,729)
Increase (decrease) in net assets from contract
transactions	(1,022,432)	(970,143)	(13,108,008)	(22,293,832)	(2,474,170)	(6,328,546)

INCREASE (DECREASE) IN NET ASSETS	(13,513)	(1,830,932)	(3,802,397)	(30,667,848)	(3,314,685)	(5,096,976)
NET ASSETS AT BEGINNING OF PERIOD	7,241,843	9,072,775	84,740,617	115,408,465	23,335,776	28,432,752
NET ASSETS AT END OF PERIOD	$7,228,330	$7,241,843	$80,938,220	$84,740,617	$20,021,091	$23,335,776

UNITS OUTSTANDING
Units outstanding at beginning of period	478,020	535,035	5,253,991	6,536,000	1,389,917	1,755,652
Units issued	13,952	33,185	209,165	418,776	121,866	68,162
Units redeemed	(76,845)	(90,200)	(988,430)	(1,700,785)	(276,549)	(433,897)
Units outstanding at end of period	415,127	478,020	4,474,726	5,253,991	1,235,234	1,389,917

See notes to financial statements.

ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

STATEMENTS OF CHANGES IN NET ASSETS
For the Years Ended December 31,

	Franklin Templeton Variable Insurance Products Trust		Franklin Templeton Variable Insurance Products Trust		Franklin Templeton Variable Insurance Products Trust
	Sub-Account		Sub-Account		Sub-Account
	Franklin Mutual Global Discovery VIP		Franklin Mutual Shares VIP		Franklin Small Cap Value VIP
	2016	2015	2016	2015	2016	2015
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS
Net investment income (loss)	$8,110	$155,881	$158,215	$790,620	$(159,651)	$(231,289)
Net realized gains (losses)	511,752	900,187	4,708,020	6,906,186	3,500,539	4,456,788
Change in unrealized gains (losses)	565,526	(1,736,807)	1,302,797	(11,137,085)	1,758,560	(6,334,109)
Increase (decrease) in net assets from operations	1,085,388	(680,739)	6,169,032	(3,440,279)	5,099,448	(2,108,610)

INCREASE (DECREASE) IN NET ASSETS
FROM CONTRACT TRANSACTIONS
Deposits	1,814	1,631	86,146	31,196	43,921	23,979
Benefit payments	(299,656)	(320,708)	(1,484,231)	(2,507,895)	(534,058)	(1,105,933)
Payments on termination	(961,892)	(1,660,526)	(4,257,330)	(7,871,494)	(2,247,084)	(2,939,437)
Contract Maintenance Charge	(44,421)	(52,080)	(139,799)	(164,893)	(65,651)	(71,524)
Transfers among the sub-accounts and with the
Fixed Account - net	(2,498,866)	(157,563)	(1,641,965)	(1,868,370)	(1,634,543)	259,411
Increase (decrease) in net assets from contract
transactions	(3,803,021)	(2,189,246)	(7,437,179)	(12,381,456)	(4,437,415)	(3,833,504)

INCREASE (DECREASE) IN NET ASSETS	(2,717,633)	(2,869,985)	(1,268,147)	(15,821,735)	662,033	(5,942,114)
NET ASSETS AT BEGINNING OF PERIOD	12,656,794	15,526,779	49,293,629	65,115,364	20,588,839	26,530,953
NET ASSETS AT END OF PERIOD	$9,939,161	$12,656,794	$48,025,482	$49,293,629	$21,250,872	$20,588,839

UNITS OUTSTANDING
Units outstanding at beginning of period	804,683	933,905	2,585,647	3,195,738	751,179	878,814
Units issued	30,320	45,600	94,700	124,471	28,868	54,146
Units redeemed	(270,584)	(174,822)	(459,943)	(734,562)	(170,024)	(181,781)
Units outstanding at end of period	564,419	804,683	2,220,404	2,585,647	610,023	751,179

See notes to financial statements.

ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

STATEMENTS OF CHANGES IN NET ASSETS
For the Years Ended December 31,

	Franklin Templeton Variable Insurance Products Trust		Franklin Templeton Variable Insurance Products Trust		Franklin Templeton Variable Insurance Products Trust
	Sub-Account		Sub-Account		Sub-Account
	Franklin Small-Mid Cap Growth VIP		Franklin U.S. Government Securities VIP		Templeton Developing Markets VIP
	2016	2015	2016	2015	2016	2015
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS
Net investment income (loss)	$(11,405)	$(15,628)	$106,308	$131,197	$(62,968)	$34,722
Net realized gains (losses)	57,618	269,907	(70,725)	(71,660)	(724,491)	645,521
Change in unrealized gains (losses)	(32,724)	(285,756)	(140,670)	(209,385)	1,927,226	(2,785,050)
Increase (decrease) in net assets from operations	13,489	(31,477)	(105,087)	(149,848)	1,139,767	(2,104,807)

INCREASE (DECREASE) IN NET ASSETS
FROM CONTRACT TRANSACTIONS
Deposits	425	1,310	646	6,888	50,756	73,452
Benefit payments	(6,031)	(29,821)	(599,447)	(351,615)	(169,740)	(209,282)
Payments on termination	(235,903)	(109,537)	(1,108,014)	(2,202,296)	(727,286)	(1,639,059)
Contract Maintenance Charge	(3,173)	(3,563)	(57,028)	(60,014)	(31,209)	(37,194)
Transfers among the sub-accounts and with the
Fixed Account - net	(866)	(14,539)	687,437	(185,996)	(867,574)	936,641
Increase (decrease) in net assets from contract
transactions	(245,548)	(156,150)	(1,076,406)	(2,793,033)	(1,745,053)	(875,442)

INCREASE (DECREASE) IN NET ASSETS	(232,059)	(187,627)	(1,181,493)	(2,942,881)	(605,286)	(2,980,249)
NET ASSETS AT BEGINNING OF PERIOD	879,584	1,067,211	12,577,848	15,520,729	7,834,668	10,814,917
NET ASSETS AT END OF PERIOD	$647,525	$879,584	$11,396,355	$12,577,848	$7,229,382	$7,834,668

UNITS OUTSTANDING
Units outstanding at beginning of period	33,036	38,774	1,008,155	1,229,634	324,074	352,480
Units issued	787	284	117,616	76,819	16,346	54,244
Units redeemed	(11,570)	(6,022)	(202,309)	(298,298)	(80,971)	(82,650)
Units outstanding at end of period	22,253	33,036	923,462	1,008,155	259,449	324,074

See notes to financial statements.

ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

STATEMENTS OF CHANGES IN NET ASSETS
For the Years Ended December 31,

	Franklin Templeton Variable Insurance Products Trust		Franklin Templeton Variable Insurance Products Trust		Franklin Templeton Variable Insurance Products Trust
	Sub-Account		Sub-Account		Sub-Account
	Templeton Foreign VIP		Templeton Global Bond VIP		Templeton Growth VIP
	2016	2015	2016	2015	2016	2015
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS
Net investment income (loss)	$145,025	$928,362	$(15,859)	$83,922	$3,587	$10,291
Net realized gains (losses)	(385,926)	2,116,533	(26,803)	9,998	36,190	15,062
Change in unrealized gains (losses)	2,486,119	(7,031,400)	50,493	(170,423)	7,600	(93,287)
Increase (decrease) in net assets from operations	2,245,218	(3,986,505)	7,831	(76,503)	47,377	(67,934)

INCREASE (DECREASE) IN NET ASSETS
FROM CONTRACT TRANSACTIONS
Deposits	60,238	71,847	—	—	—	—
Benefit payments	(1,597,793)	(1,874,568)	(52,598)	(22,118)	(13,878)	(19,905)
Payments on termination	(4,476,645)	(8,003,977)	(152,075)	(124,631)	(187,810)	(64,312)
Contract Maintenance Charge	(133,388)	(166,328)	(1,526)	(2,032)	(287)	(360)
Transfers among the sub-accounts and with the
Fixed Account - net	(872,393)	(669,762)	(10,923)	19,086	(65)	(11,994)
Increase (decrease) in net assets from contract
transactions	(7,019,981)	(10,642,788)	(217,122)	(129,695)	(202,040)	(96,571)

INCREASE (DECREASE) IN NET ASSETS	(4,774,763)	(14,629,293)	(209,291)	(206,198)	(154,663)	(164,505)
NET ASSETS AT BEGINNING OF PERIOD	48,852,785	63,482,078	1,220,057	1,426,255	791,306	955,811
NET ASSETS AT END OF PERIOD	$44,078,022	$48,852,785	$1,010,766	$1,220,057	$636,643	$791,306

UNITS OUTSTANDING
Units outstanding at beginning of period	2,874,895	3,434,868	45,038	49,704	40,045	44,544
Units issued	114,950	158,283	4,418	2,373	711	311
Units redeemed	(512,728)	(718,256)	(13,014)	(7,039)	(10,961)	(4,810)
Units outstanding at end of period	2,477,117	2,874,895	36,442	45,038	29,795	40,045
See notes to financial statements.

ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

STATEMENTS OF CHANGES IN NET ASSETS
For the Years Ended December 31,

	Goldman Sachs Variable Insurance Trust		Goldman Sachs Variable Insurance Trust		Goldman Sachs Variable Insurance Trust
	Sub-Account		Sub-Account		Sub-Account
	VIT Large Cap Value		VIT Mid Cap Value		VIT Small Cap Equity Insights
	2016	2015	2016	2015	2016	2015
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS
Net investment income (loss)	$10,110	$(11,042)	$(5,682)	$(33,980)	$(23,822)	$(72,921)
Net realized gains (losses)	(53,679)	319,488	(34,288)	219,530	43,998	760,179
Change in unrealized gains (losses)	259,656	(481,307)	266,638	(470,429)	782,672	(834,940)
Increase (decrease) in net assets from operations	216,087	(172,861)	226,668	(284,879)	802,848	(147,682)

INCREASE (DECREASE) IN NET ASSETS
FROM CONTRACT TRANSACTIONS
Deposits	84	144	—	—	687	192
Benefit payments	(65,361)	(111,520)	(70,730)	(73,337)	(200,989)	(186,478)
Payments on termination	(295,055)	(397,004)	(163,465)	(234,366)	(424,722)	(735,425)
Contract Maintenance Charge	(8,746)	(10,846)	(5,472)	(7,738)	(13,792)	(15,758)
Transfers among the sub-accounts and with the
Fixed Account - net	(41,993)	22,438	(64,052)	(13,308)	(134,117)	(434,915)
Increase (decrease) in net assets from contract
transactions	(411,071)	(496,788)	(303,719)	(328,749)	(772,933)	(1,372,384)

INCREASE (DECREASE) IN NET ASSETS	(194,984)	(669,649)	(77,051)	(613,628)	29,915	(1,520,066)
NET ASSETS AT BEGINNING OF PERIOD	2,611,982	3,281,631	2,333,090	2,946,718	4,420,051	5,940,117
NET ASSETS AT END OF PERIOD	$2,416,998	$2,611,982	$2,256,039	$2,333,090	$4,449,966	$4,420,051

UNITS OUTSTANDING
Units outstanding at beginning of period	172,655	203,784	125,636	141,902	277,694	354,210
Units issued	6,903	9,047	578	1,848	7,499	11,644
Units redeemed	(33,757)	(40,176)	(17,643)	(18,114)	(54,189)	(88,160)
Units outstanding at end of period	145,801	172,655	108,571	125,636	231,004	277,694

See notes to financial statements.

ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

STATEMENTS OF CHANGES IN NET ASSETS
For the Years Ended December 31,

	Goldman Sachs Variable Insurance Trust		Goldman Sachs Variable Insurance Trust		Invesco Investment Services
	Sub-Account		Sub-Account		Sub-Account
	VIT Strategic Growth		VIT U.S. Equity Insights		Invesco V.I. American Franchise
	2016	2015	2016	2015	2016	2015
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS
Net investment income (loss)	$(185)	$(231)	$(15,944)	$(17,180)	$(1,050,812)	$(1,213,795)
Net realized gains (losses)	3,913	1,572	305,619	552,840	9,658,478	5,074,357
Change in unrealized gains (losses)	(3,113)	(855)	29,727	(620,887)	(8,254,875)	(1,002,543)
Increase (decrease) in net assets from operations	615	486	319,402	(85,227)	352,791	2,858,019

INCREASE (DECREASE) IN NET ASSETS
FROM CONTRACT TRANSACTIONS
Deposits	—	—	390	240	42,745	29,135
Benefit payments	(984)	—	(97,442)	(173,278)	(2,135,753)	(3,396,397)
Payments on termination	—	—	(418,753)	(499,993)	(4,695,301)	(6,447,043)
Contract Maintenance Charge	(21)	(21)	(11,944)	(13,844)	(44,837)	(48,789)
Transfers among the sub-accounts and with the
Fixed Account - net	(16,671)	1	(50,642)	(101,078)	(1,513,668)	(1,410,830)
Increase (decrease) in net assets from contract
transactions	(17,676)	(20)	(578,391)	(787,953)	(8,346,814)	(11,273,924)

INCREASE (DECREASE) IN NET ASSETS	(17,061)	466	(258,989)	(873,180)	(7,994,023)	(8,415,905)
NET ASSETS AT BEGINNING OF PERIOD	24,192	23,726	4,061,909	4,935,089	77,712,604	86,128,509
NET ASSETS AT END OF PERIOD	$7,131	$24,192	$3,802,920	$4,061,909	$69,718,581	$77,712,604

UNITS OUTSTANDING
Units outstanding at beginning of period	1,381	1,382	234,818	279,465	5,003,762	5,740,180
Units issued	—	—	4,911	9,538	180,555	142,878
Units redeemed	(887)	(1)	(37,567)	(54,185)	(730,645)	(879,296)
Units outstanding at end of period	494	1,381	202,162	234,818	4,453,672	5,003,762

See notes to financial statements.

ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

STATEMENTS OF CHANGES IN NET ASSETS
For the Years Ended December 31,

	Invesco Investment Services		Invesco Investment Services		Invesco Investment Services
	Sub-Account		Sub-Account		Sub-Account
	Invesco V.I. American Value		Invesco V.I. Comstock		Invesco V.I. Core Equity
	2016	2015	2016	2015	2016	2015
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS
Net investment income (loss)	$(435,542)	$(572,951)	$16,327	$116,288	$(453,187)	$(259,322)
Net realized gains (losses)	2,198,340	6,864,847	2,918,417	1,804,349	6,873,865	12,201,429
Change in unrealized gains (losses)	2,388,417	(10,388,710)	212,514	(3,887,030)	(881,344)	(17,355,704)
Increase (decrease) in net assets from operations	4,151,215	(4,096,814)	3,147,258	(1,966,393)	5,539,334	(5,413,597)

INCREASE (DECREASE) IN NET ASSETS
FROM CONTRACT TRANSACTIONS
Deposits	26,178	6,606	1,513	4,230	48,529	20,845
Benefit payments	(1,503,938)	(2,066,106)	(940,979)	(1,631,195)	(2,073,435)	(3,550,232)
Payments on termination	(2,314,303)	(4,036,873)	(1,968,602)	(2,037,621)	(4,805,286)	(6,444,525)
Contract Maintenance Charge	(29,296)	(34,023)	(9,937)	(11,291)	(37,305)	(41,003)
Transfers among the sub-accounts and with the
Fixed Account - net	(968,276)	(389,765)	(705,583)	(513,716)	(1,544,799)	(933,766)
Increase (decrease) in net assets from contract
transactions	(4,789,635)	(6,520,161)	(3,623,588)	(4,189,593)	(8,412,296)	(10,948,681)

INCREASE (DECREASE) IN NET ASSETS	(638,420)	(10,616,975)	(476,330)	(6,155,986)	(2,872,962)	(16,362,278)
NET ASSETS AT BEGINNING OF PERIOD	34,488,986	45,105,961	23,660,108	29,816,094	68,288,205	84,650,483
NET ASSETS AT END OF PERIOD	$33,850,566	$34,488,986	$23,183,778	$23,660,108	$65,415,243	$68,288,205

UNITS OUTSTANDING
Units outstanding at beginning of period	1,643,489	1,920,692	1,224,354	1,429,307	3,613,133	4,153,101
Units issued	45,352	67,165	46,394	47,036	94,533	89,753
Units redeemed	(266,605)	(344,368)	(232,428)	(251,989)	(521,305)	(629,721)
Units outstanding at end of period	1,422,236	1,643,489	1,038,320	1,224,354	3,186,361	3,613,133

See notes to financial statements.

ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

STATEMENTS OF CHANGES IN NET ASSETS
For the Years Ended December 31,

	Invesco Investment Services		Invesco Investment Services		Invesco Investment Services
	Sub-Account		Sub-Account		Sub-Account
	Invesco V.I. Core Plus Bond		Invesco V.I. Diversified Dividend		Invesco V.I. Equity and Income
	2016	2015	2016	2015	2016	2015
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS
Net investment income (loss)	$175,631	$222,589	$(170,586)	$362,731	$104,413	$279,858
Net realized gains (losses)	(127,158)	(238,372)	8,709,523	9,795,750	898,197	2,915,963
Change in unrealized gains (losses)	282,422	(102,116)	8,158,536	(9,004,799)	1,860,862	(4,101,600)
Increase (decrease) in net assets from operations	330,895	(117,899)	16,697,473	1,153,682	2,863,472	(905,779)

INCREASE (DECREASE) IN NET ASSETS
FROM CONTRACT TRANSACTIONS
Deposits	150	3,980	21,491	58,445	1,352	10,168
Benefit payments	(324,660)	(581,921)	(5,808,246)	(6,484,666)	(735,398)	(1,594,049)
Payments on termination	(337,049)	(774,826)	(8,331,786)	(10,699,211)	(1,311,583)	(2,321,665)
Contract Maintenance Charge	(2,216)	(2,334)	(61,105)	(65,222)	(9,531)	(10,294)
Transfers among the sub-accounts and with the
Fixed Account - net	154,446	(31,506)	(827,804)	(1,375,620)	94,463	308,257
Increase (decrease) in net assets from contract
transactions	(509,329)	(1,386,607)	(15,007,450)	(18,566,274)	(1,960,697)	(3,607,583)

INCREASE (DECREASE) IN NET ASSETS	(178,434)	(1,504,506)	1,690,023	(17,412,592)	902,775	(4,513,362)
NET ASSETS AT BEGINNING OF PERIOD	6,559,294	8,063,800	134,665,837	152,078,429	22,515,899	27,029,261
NET ASSETS AT END OF PERIOD	$6,380,860	$6,559,294	$136,355,860	$134,665,837	$23,418,674	$22,515,899

UNITS OUTSTANDING
Units outstanding at beginning of period	459,051	554,830	2,962,919	3,399,083	1,281,327	1,487,824
Units issued	30,228	24,758	90,872	53,836	70,358	71,249
Units redeemed	(64,812)	(120,537)	(391,459)	(490,000)	(171,398)	(277,746)
Units outstanding at end of period	424,467	459,051	2,662,332	2,962,919	1,180,287	1,281,327

See notes to financial statements.

ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

STATEMENTS OF CHANGES IN NET ASSETS
For the Years Ended December 31,

	Invesco Investment Services		Invesco Investment Services		Invesco Investment Services
	Sub-Account		Sub-Account		Sub-Account
	Invesco V.I. Global Core Equity		Invesco V.I. Government Money Market*		Invesco V.I. Government Securities
	2016	2015	2016	2015	2016	2015
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS
Net investment income (loss)	$(105,024)	$(33,541)	$(57,700)	$(74,008)	$42,524	$61,091
Net realized gains (losses)	91,616	1,492,691	—	—	(34,434)	(49,635)
Change in unrealized gains (losses)	1,343,625	(2,177,899)	—	—	(12,844)	(93,186)
Increase (decrease) in net assets from operations	1,330,217	(718,749)	(57,700)	(74,008)	(4,754)	(81,730)

INCREASE (DECREASE) IN NET ASSETS
FROM CONTRACT TRANSACTIONS
Deposits	2,657	21,651	—	—	—	—
Benefit payments	(1,235,582)	(1,796,736)	(457,351)	(277,398)	(340,175)	(369,655)
Payments on termination	(1,737,341)	(2,206,522)	(841,218)	(468,057)	(450,251)	(657,376)
Contract Maintenance Charge	(13,271)	(15,216)	(3,134)	(3,355)	(3,330)	(3,722)
Transfers among the sub-accounts and with the
Fixed Account - net	(439,410)	(325,086)	266,148	(75,041)	156,875	148,926
Increase (decrease) in net assets from contract
transactions	(3,422,947)	(4,321,909)	(1,035,555)	(823,851)	(636,881)	(881,827)

INCREASE (DECREASE) IN NET ASSETS	(2,092,730)	(5,040,658)	(1,093,255)	(897,859)	(641,635)	(963,557)
NET ASSETS AT BEGINNING OF PERIOD	27,859,680	32,900,338	4,943,890	5,841,749	7,654,977	8,618,534
NET ASSETS AT END OF PERIOD	$25,766,950	$27,859,680	$3,850,635	$4,943,890	$7,013,342	$7,654,977

UNITS OUTSTANDING
Units outstanding at beginning of period	1,303,077	1,498,327	446,504	517,135	472,581	525,926
Units issued	30,958	23,363	55,387	93,191	25,506	42,547
Units redeemed	(188,492)	(218,613)	(150,437)	(163,822)	(65,349)	(95,892)
Units outstanding at end of period	1,145,543	1,303,077	351,454	446,504	432,738	472,581

(*) See Note 2 for disclosure of changes in sub-accounts and to the names of funds during 2016.

See notes to financial statements.

ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

STATEMENTS OF CHANGES IN NET ASSETS
For the Years Ended December 31,

	Invesco Investment Services		Invesco Investment Services		Invesco Investment Services
	Sub-Account		Sub-Account		Sub-Account
	Invesco V.I. High Yield		Invesco V.I. International Growth		Invesco V.I. Managed Volatility
	2016	2015	2016	2015	2016	2015
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS
Net investment income (loss)	$324,487	$522,386	$(7,298)	$6,395	$22,966	$(434)
Net realized gains (losses)	(156,549)	(103,803)	744,971	1,104,420	(82,037)	2,190,182
Change in unrealized gains (losses)	944,030	(981,939)	(1,043,889)	(1,748,741)	496,012	(2,396,506)
Increase (decrease) in net assets from operations	1,111,968	(563,356)	(306,216)	(637,926)	436,941	(206,758)

INCREASE (DECREASE) IN NET ASSETS
FROM CONTRACT TRANSACTIONS
Deposits	2,580	3,780	9,741	724	—	—
Benefit payments	(422,781)	(808,792)	(246,267)	(733,835)	(84,582)	(320,569)
Payments on termination	(819,465)	(986,337)	(1,186,143)	(1,457,215)	(486,607)	(429,220)
Contract Maintenance Charge	(6,663)	(7,448)	(7,727)	(8,648)	(2,266)	(2,465)
Transfers among the sub-accounts and with the
Fixed Account - net	(48,429)	29,260	(463,755)	(259,559)	(263,919)	82,995
Increase (decrease) in net assets from contract
transactions	(1,294,758)	(1,769,537)	(1,894,151)	(2,458,533)	(837,374)	(669,259)

INCREASE (DECREASE) IN NET ASSETS	(182,790)	(2,332,893)	(2,200,367)	(3,096,459)	(400,433)	(876,017)
NET ASSETS AT BEGINNING OF PERIOD	12,197,165	14,530,058	17,492,352	20,588,811	5,669,868	6,545,885
NET ASSETS AT END OF PERIOD	$12,014,375	$12,197,165	$15,291,985	$17,492,352	$5,269,435	$5,669,868

UNITS OUTSTANDING
Units outstanding at beginning of period	728,405	835,013	886,317	1,006,350	234,677	261,300
Units issued	35,967	49,368	22,263	36,153	3,940	15,583
Units redeemed	(104,997)	(155,976)	(117,113)	(156,186)	(38,443)	(42,206)
Units outstanding at end of period	659,375	728,405	791,467	886,317	200,174	234,677

See notes to financial statements.

ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

STATEMENTS OF CHANGES IN NET ASSETS
For the Years Ended December 31,

	Invesco Investment Services		Invesco Investment Services		Invesco Investment Services
	Sub-Account		Sub-Account		Sub-Account
	Invesco V.I. Mid Cap Core Equity		Invesco V.I. Mid Cap Growth		Invesco V.I. S&P 500 Index
	2016	2015	2016	2015	2016	2015
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS
Net investment income (loss)	$(122,907)	$(116,682)	$(88,207)	$(114,407)	$74,370	$86,691
Net realized gains (losses)	614,908	1,134,112	890,184	889,760	3,587,183	5,104,337
Change in unrealized gains (losses)	496,094	(1,533,549)	(912,336)	(772,160)	(739,151)	(5,336,658)
Increase (decrease) in net assets from operations	988,095	(516,119)	(110,359)	3,193	2,922,402	(145,630)

INCREASE (DECREASE) IN NET ASSETS
FROM CONTRACT TRANSACTIONS
Deposits	228	1,538	180	180	35,450	1,643,976
Benefit payments	(201,961)	(238,010)	(456,752)	(120,596)	(1,343,693)	(1,380,880)
Payments on termination	(678,410)	(772,606)	(642,263)	(452,121)	(2,022,767)	(1,780,327)
Contract Maintenance Charge	(2,829)	(3,103)	(2,397)	(2,691)	(12,227)	(12,906)
Transfers among the sub-accounts and with the
Fixed Account - net	(393,898)	(192,654)	(344,145)	(53,902)	(252,328)	(9,270)
Increase (decrease) in net assets from contract
transactions	(1,276,870)	(1,204,835)	(1,445,377)	(629,130)	(3,595,565)	(1,539,407)

INCREASE (DECREASE) IN NET ASSETS	(288,775)	(1,720,954)	(1,555,736)	(625,937)	(673,163)	(1,685,037)
NET ASSETS AT BEGINNING OF PERIOD	9,165,584	10,886,538	7,480,794	8,106,731	32,470,856	34,155,893
NET ASSETS AT END OF PERIOD	$8,876,809	$9,165,584	$5,925,058	$7,480,794	$31,797,693	$32,470,856

UNITS OUTSTANDING
Units outstanding at beginning of period	454,241	509,632	321,363	348,161	1,802,888	1,881,984
Units issued	6,288	17,539	14,426	12,806	94,187	268,248
Units redeemed	(65,990)	(72,930)	(77,134)	(39,604)	(289,003)	(347,344)
Units outstanding at end of period	394,539	454,241	258,655	321,363	1,608,072	1,802,888

See notes to financial statements.

ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

STATEMENTS OF CHANGES IN NET ASSETS
For the Years Ended December 31,

	Invesco Investment Services		Invesco Investment Services		Invesco Investment Services (Series II)
	Sub-Account		Sub-Account		Sub-Account
	Invesco V.I. Technology		Invesco V.I. Value Opportunities		Invesco V.I. American Franchise II
	2016	2015	2016	2015	2016	2015
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS
Net investment income (loss)	$(33,951)	$(41,639)	$(55,511)	$82,540	$(332,005)	$(388,306)
Net realized gains (losses)	166,546	440,093	1,579,057	654,891	3,124,170	2,326,671
Change in unrealized gains (losses)	(199,915)	(245,560)	(645,735)	(1,539,697)	(2,802,614)	(1,262,935)
Increase (decrease) in net assets from operations	(67,320)	152,894	877,811	(802,266)	(10,449)	675,430

INCREASE (DECREASE) IN NET ASSETS
FROM CONTRACT TRANSACTIONS
Deposits	1,200	1,200	168	168	9,747	10,442
Benefit payments	(62,046)	(119,832)	(167,212)	(215,962)	(447,793)	(500,508)
Payments on termination	(101,064)	(150,893)	(294,835)	(447,134)	(1,368,982)	(2,670,524)
Contract Maintenance Charge	(1,306)	(1,457)	(2,487)	(2,842)	(43,085)	(47,802)
Transfers among the sub-accounts and with the
Fixed Account - net	(118,458)	(131,983)	(210,014)	(239,545)	(225,241)	(387,048)
Increase (decrease) in net assets from contract
transactions	(281,674)	(402,965)	(674,380)	(905,315)	(2,075,354)	(3,595,440)

INCREASE (DECREASE) IN NET ASSETS	(348,994)	(250,071)	203,431	(1,707,581)	(2,085,803)	(2,920,010)
NET ASSETS AT BEGINNING OF PERIOD	2,714,625	2,964,696	5,891,221	7,598,802	20,590,657	23,510,667
NET ASSETS AT END OF PERIOD	$2,365,631	$2,714,625	$6,094,652	$5,891,221	$18,504,854	$20,590,657

UNITS OUTSTANDING
Units outstanding at beginning of period	141,418	162,708	408,122	465,005	1,216,178	1,425,939
Units issued	1,447	9,184	6,773	15,194	41,152	35,030
Units redeemed	(16,980)	(30,474)	(52,969)	(72,077)	(165,131)	(244,791)
Units outstanding at end of period	125,885	141,418	361,926	408,122	1,092,199	1,216,178

See notes to financial statements.

ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

STATEMENTS OF CHANGES IN NET ASSETS
For the Years Ended December 31,

	Invesco Investment Services (Series II)		Invesco Investment Services (Series II)		Invesco Investment Services (Series II)
	Sub-Account		Sub-Account		Sub-Account
	Invesco V.I. American Value II		Invesco V.I. Comstock II		Invesco V.I. Core Equity II
	2016	2015	2016	2015	2016	2015
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS
Net investment income (loss)	$(314,435)	$(430,062)	$(315,365)	$(93,918)	$(17,379)	$(14,777)
Net realized gains (losses)	1,331,349	4,375,465	9,466,142	7,079,380	173,910	258,092
Change in unrealized gains (losses)	1,488,956	(6,543,207)	1,077,015	(13,881,257)	(52,803)	(379,273)
Increase (decrease) in net assets from operations	2,505,870	(2,597,804)	10,227,792	(6,895,795)	103,728	(135,958)

INCREASE (DECREASE) IN NET ASSETS
FROM CONTRACT TRANSACTIONS
Deposits	6,955	5,591	10,126	19,152	—	—
Benefit payments	(620,789)	(695,817)	(2,300,291)	(2,882,078)	(32,503)	(11,340)
Payments on termination	(2,160,847)	(4,172,630)	(6,440,217)	(11,922,779)	(84,462)	(195,188)
Contract Maintenance Charge	(71,434)	(86,125)	(166,622)	(194,694)	(3,512)	(4,159)
Transfers among the sub-accounts and with the
Fixed Account - net	(557,353)	390,064	(1,987,205)	(543,526)	(85,082)	(17,694)
Increase (decrease) in net assets from contract
transactions	(3,403,468)	(4,558,917)	(10,884,209)	(15,523,925)	(205,559)	(228,381)

INCREASE (DECREASE) IN NET ASSETS	(897,598)	(7,156,721)	(656,417)	(22,419,720)	(101,831)	(364,339)
NET ASSETS AT BEGINNING OF PERIOD	21,457,890	28,614,611	77,847,461	100,267,181	1,490,999	1,855,338
NET ASSETS AT END OF PERIOD	$20,560,292	$21,457,890	$77,191,044	$77,847,461	$1,389,168	$1,490,999

UNITS OUTSTANDING
Units outstanding at beginning of period	824,068	982,891	4,022,046	4,761,406	99,530	114,791
Units issued	38,223	61,691	85,703	194,128	9,566	3,995
Units redeemed	(165,699)	(220,514)	(628,825)	(933,488)	(23,710)	(19,256)
Units outstanding at end of period	696,592	824,068	3,478,924	4,022,046	85,386	99,530

See notes to financial statements.

ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

STATEMENTS OF CHANGES IN NET ASSETS
For the Years Ended December 31,

	Invesco Investment Services (Series II)		Invesco Investment Services (Series II)		Invesco Investment Services (Series II)
	Sub-Account		Sub-Account		Sub-Account
	Invesco V.I. Core Plus Bond II		Invesco V.I. Diversified Dividend II		Invesco V.I. Equity and Income II
	2016	2015	2016	2015	2016	2015
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS
Net investment income (loss)	$2,259	$4,109	$(188,701)	$(89,602)	$(15,506)	$171,033
Net realized gains (losses)	(4,137)	(416)	1,930,439	2,185,670	1,271,567	4,253,739
Change in unrealized gains (losses)	9,005	(6,986)	1,838,270	(2,029,218)	1,863,101	(5,660,998)
Increase (decrease) in net assets from operations	7,127	(3,293)	3,580,008	66,850	3,119,162	(1,236,226)

INCREASE (DECREASE) IN NET ASSETS
FROM CONTRACT TRANSACTIONS
Deposits	—	—	7,649	27,071	46,101	21,087
Benefit payments	—	—	(1,074,806)	(883,314)	(692,040)	(1,875,957)
Payments on termination	(10,895)	(889)	(2,203,923)	(2,572,456)	(2,176,766)	(3,866,263)
Contract Maintenance Charge	—	—	(43,575)	(44,763)	(55,558)	(63,545)
Transfers among the sub-accounts and with the
Fixed Account - net	(26,916)	52	225,022	(589,653)	(527,312)	82,742
Increase (decrease) in net assets from contract
transactions	(37,811)	(837)	(3,089,633)	(4,063,115)	(3,405,575)	(5,701,936)

INCREASE (DECREASE) IN NET ASSETS	(30,684)	(4,130)	490,375	(3,996,265)	(286,413)	(6,938,162)
NET ASSETS AT BEGINNING OF PERIOD	144,999	149,129	30,459,227	34,455,492	26,959,899	33,898,061
NET ASSETS AT END OF PERIOD	$114,315	$144,999	$30,949,602	$30,459,227	$26,673,486	$26,959,899

UNITS OUTSTANDING
Units outstanding at beginning of period	11,212	11,276	1,769,473	1,999,619	1,437,684	1,734,401
Units issued	7	7	68,008	55,885	44,244	105,447
Units redeemed	(2,688)	(71)	(236,275)	(286,031)	(222,885)	(402,164)
Units outstanding at end of period	8,531	11,212	1,601,206	1,769,473	1,259,043	1,437,684

See notes to financial statements.

ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

STATEMENTS OF CHANGES IN NET ASSETS
For the Years Ended December 31,

	Invesco Investment Services (Series II)		Invesco Investment Services (Series II)		Invesco Investment Services (Series II)
	Sub-Account		Sub-Account		Sub-Account
	Invesco V.I. Global Core Equity II		Invesco V.I. Government Money Market II*		Invesco V.I. Government Securities II
	2016	2015	2016	2015	2016	2015
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS
Net investment income (loss)	$(125,269)	$(109,326)	$(8,002)	$(9,932)	$(208)	$696
Net realized gains (losses)	61,159	769,252	—	—	(1,761)	(383)
Change in unrealized gains (losses)	609,018	(1,040,607)	—	—	1,452	(4,963)
Increase (decrease) in net assets from operations	544,908	(380,681)	(8,002)	(9,932)	(517)	(4,650)

INCREASE (DECREASE) IN NET ASSETS
FROM CONTRACT TRANSACTIONS
Deposits	1,875	475	—	—	—	—
Benefit payments	(392,646)	(181,224)	(17,198)	(40,422)	—	—
Payments on termination	(731,708)	(1,526,093)	(29,368)	(53,832)	(32,444)	(3,855)
Contract Maintenance Charge	(20,931)	(23,335)	—	—	—	—
Transfers among the sub-accounts and with the
Fixed Account - net	(278,157)	(482,228)	(7,494)	—	(15,570)	80
Increase (decrease) in net assets from contract
transactions	(1,421,567)	(2,212,405)	(54,060)	(94,254)	(48,014)	(3,775)

INCREASE (DECREASE) IN NET ASSETS	(876,659)	(2,593,086)	(62,062)	(104,186)	(48,531)	(8,425)
NET ASSETS AT BEGINNING OF PERIOD	12,880,736	15,473,822	587,056	691,242	282,359	290,784
NET ASSETS AT END OF PERIOD	$12,004,077	$12,880,736	$524,994	$587,056	$233,828	$282,359

UNITS OUTSTANDING
Units outstanding at beginning of period	973,293	1,130,391	63,130	73,309	21,949	22,245
Units issued	11,130	30,489	35	61	25	24
Units redeemed	(117,066)	(187,587)	(6,178)	(10,240)	(3,605)	(320)
Units outstanding at end of period	867,357	973,293	56,987	63,130	18,369	21,949

(*) See Note 2 for disclosure of changes in sub-accounts and to the names of funds during 2016.
See notes to financial statements.

ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

STATEMENTS OF CHANGES IN NET ASSETS
For the Years Ended December 31,

	Invesco Investment Services (Series II)		Invesco Investment Services (Series II)		Invesco Investment Services (Series II)
	Sub-Account		Sub-Account		Sub-Account
	Invesco V.I. Growth and Income II		Invesco V.I. High Yield II		Invesco V.I. International Growth II
	2016	2015	2016	2015	2016	2015
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS
Net investment income (loss)	$(317,707)	$405,245	$155,466	$269,924	$(10,292)	$(8,635)
Net realized gains (losses)	3,909,523	8,950,769	(101,235)	(80,683)	21,858	59,862
Change in unrealized gains (losses)	2,772,969	(11,601,391)	557,230	(559,535)	(61,374)	(141,470)
Increase (decrease) in net assets from operations	6,364,785	(2,245,377)	611,461	(370,294)	(49,808)	(90,243)

INCREASE (DECREASE) IN NET ASSETS
FROM CONTRACT TRANSACTIONS
Deposits	20,850	56,364	556	25,806	550	—
Benefit payments	(1,156,728)	(1,457,969)	(266,236)	(124,882)	(33,915)	(16,044)
Payments on termination	(3,634,380)	(6,197,655)	(355,738)	(1,381,561)	(150,998)	(289,898)
Contract Maintenance Charge	(137,626)	(153,498)	(13,032)	(15,164)	(8,629)	(9,293)
Transfers among the sub-accounts and with the
Fixed Account - net	(1,675,924)	217,974	(144,445)	(31,477)	56,145	206,842
Increase (decrease) in net assets from contract
transactions	(6,583,808)	(7,534,784)	(778,895)	(1,527,278)	(136,847)	(108,393)

INCREASE (DECREASE) IN NET ASSETS	(219,023)	(9,780,161)	(167,434)	(1,897,572)	(186,655)	(198,636)
NET ASSETS AT BEGINNING OF PERIOD	41,752,043	51,532,204	7,330,370	9,227,942	2,155,321	2,353,957
NET ASSETS AT END OF PERIOD	$41,533,020	$41,752,043	$7,162,936	$7,330,370	$1,968,666	$2,155,321

UNITS OUTSTANDING
Units outstanding at beginning of period	1,773,048	2,076,570	637,550	754,651	200,917	209,554
Units issued	64,289	108,254	14,351	25,055	10,639	27,478
Units redeemed	(331,974)	(411,776)	(70,019)	(142,156)	(23,323)	(36,115)
Units outstanding at end of period	1,505,363	1,773,048	581,882	637,550	188,233	200,917

See notes to financial statements.

ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

STATEMENTS OF CHANGES IN NET ASSETS
For the Years Ended December 31,

	Invesco Investment Services (Series II)		Invesco Investment Services (Series II)		Invesco Investment Services (Series II)
	Sub-Account		Sub-Account		Sub-Account
	Invesco V.I. Managed Volatility II		Invesco V.I. Mid Cap Core Equity II		Invesco V.I. Mid Cap Growth II
	2016	2015	2016	2015	2016	2015
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS
Net investment income (loss)	$81	$(559)	$(21,820)	$(26,167)	$(122,311)	$(152,173)
Net realized gains (losses)	(7,529)	53,716	83,768	169,478	882,362	1,274,736
Change in unrealized gains (losses)	15,718	(58,851)	72,228	(230,018)	(861,717)	(1,177,902)
Increase (decrease) in net assets from operations	8,270	(5,694)	134,176	(86,707)	(101,666)	(55,339)

INCREASE (DECREASE) IN NET ASSETS
FROM CONTRACT TRANSACTIONS
Deposits	—	—	—	—	568	3,335
Benefit payments	(4,768)	—	(33,110)	(51,546)	(89,000)	(214,483)
Payments on termination	(27,201)	(12,117)	(74,679)	(340,808)	(436,005)	(1,012,647)
Contract Maintenance Charge	—	—	(1,958)	(2,274)	(18,161)	(21,642)
Transfers among the sub-accounts and with the
Fixed Account - net	12	(7)	(37,311)	(9,085)	(247,993)	14,152
Increase (decrease) in net assets from contract
transactions	(31,957)	(12,124)	(147,058)	(403,713)	(790,591)	(1,231,285)

INCREASE (DECREASE) IN NET ASSETS	(23,687)	(17,818)	(12,882)	(490,420)	(892,257)	(1,286,624)
NET ASSETS AT BEGINNING OF PERIOD	140,891	158,709	1,260,795	1,751,215	8,020,216	9,306,840
NET ASSETS AT END OF PERIOD	$117,204	$140,891	$1,247,913	$1,260,795	$7,127,959	$8,020,216

UNITS OUTSTANDING
Units outstanding at beginning of period	6,093	6,601	74,948	98,604	376,809	432,324
Units issued	1	1,143	371	3,215	38,779	55,678
Units redeemed	(1,450)	(1,651)	(8,749)	(26,871)	(77,058)	(111,193)
Units outstanding at end of period	4,644	6,093	66,570	74,948	338,530	376,809

See notes to financial statements.

ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

STATEMENTS OF CHANGES IN NET ASSETS
For the Years Ended December 31,

	Invesco Investment Services (Series II)		Invesco Investment Services (Series II)		Invesco Investment Services (Series II)
	Sub-Account		Sub-Account		Sub-Account
	Invesco V.I. S&P 500 Index II		Invesco V.I. Technology II		Invesco V.I. Value Opportunities II
	2016	2015	2016	2015	2016	2015
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS
Net investment income (loss)	$(130,698)	$(134,459)	$(131)	$(166)	$(57,082)	$22,563
Net realized gains (losses)	5,691,157	7,979,685	697	1,770	1,018,850	443,414
Change in unrealized gains (losses)	(1,465,508)	(8,282,116)	(891)	(1,059)	(427,400)	(997,576)
Increase (decrease) in net assets from operations	4,094,951	(436,890)	(325)	545	534,368	(531,599)

INCREASE (DECREASE) IN NET ASSETS
FROM CONTRACT TRANSACTIONS
Deposits	1,849	32,492	—	—	450	—
Benefit payments	(1,711,349)	(2,384,145)	—	—	(99,862)	(60,375)
Payments on termination	(3,043,649)	(4,162,737)	(2,031)	(2,354)	(250,733)	(543,347)
Contract Maintenance Charge	(91,401)	(93,868)	—	—	(12,494)	(14,483)
Transfers among the sub-accounts and with the
Fixed Account - net	(860,088)	312,084	(27)	(95)	(147,772)	65,246
Increase (decrease) in net assets from contract
transactions	(5,704,638)	(6,296,174)	(2,058)	(2,449)	(510,411)	(552,959)

INCREASE (DECREASE) IN NET ASSETS	(1,609,687)	(6,733,064)	(2,383)	(1,904)	23,957	(1,084,558)
NET ASSETS AT BEGINNING OF PERIOD	48,667,494	55,400,558	9,625	11,529	3,793,221	4,877,779
NET ASSETS AT END OF PERIOD	$47,057,807	$48,667,494	$7,242	$9,625	$3,817,178	$3,793,221

UNITS OUTSTANDING
Units outstanding at beginning of period	2,967,366	3,329,173	533	672	258,628	291,433
Units issued	85,272	158,403	7	—	9,220	13,301
Units redeemed	(393,704)	(520,210)	(130)	(139)	(42,750)	(46,106)
Units outstanding at end of period	2,658,934	2,967,366	410	533	225,098	258,628

See notes to financial statements.

ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

STATEMENTS OF CHANGES IN NET ASSETS
For the Years Ended December 31,

	Janus Aspen Series		Lazard Retirement Series, Inc.		Legg Mason Partners Variable Equity Trust
	Sub-Account		Sub-Account		Sub-Account
	Forty Portfolio		Emerging Markets Equity		ClearBridge Variable Large Cap Value Portfolio I
	2016	2015	2016	2015	2016	2015
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS
Net investment income (loss)	$(161)	$(172)	$—	$(4)	$(1)	$(11)
Net realized gains (losses)	1,493	2,442	(22)	(2)	(4)	115
Change in unrealized gains (losses)	(1,277)	(1,168)	29	(98)	9	(233)
Increase (decrease) in net assets from operations	55	1,102	7	(104)	4	(129)

INCREASE (DECREASE) IN NET ASSETS
FROM CONTRACT TRANSACTIONS
Deposits	—	—	—	—	—	—
Benefit payments	—	—	—	—	—	—
Payments on termination	(238)	(355)	(164)	(185)	(773)	(1,012)
Contract Maintenance Charge	(6)	(6)	(1)	(1)	(4)	(5)
Transfers among the sub-accounts and with the
Fixed Account - net	64	(218)	(11)	63	9	8
Increase (decrease) in net assets from contract
transactions	(180)	(579)	(176)	(123)	(768)	(1,009)

INCREASE (DECREASE) IN NET ASSETS	(125)	523	(169)	(227)	(764)	(1,138)
NET ASSETS AT BEGINNING OF PERIOD	11,182	10,659	262	489	1,213	2,351
NET ASSETS AT END OF PERIOD	$11,057	$11,182	$93	$262	$449	$1,213

UNITS OUTSTANDING
Units outstanding at beginning of period	424	447	6	10	65	121
Units issued	2	—	—	1	—	—
Units redeemed	(9)	(23)	(4)	(5)	(43)	(56)
Units outstanding at end of period	417	424	2	6	22	65

See notes to financial statements.

ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

STATEMENTS OF CHANGES IN NET ASSETS
For the Years Ended December 31,

	Lord Abbett Series Fund		Lord Abbett Series Fund		Lord Abbett Series Fund
	Sub-Account		Sub-Account		Sub-Account
	Bond-Debenture		Fundamental Equity		Growth and Income
	2016	2015	2016	2015	2016	2015
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS
Net investment income (loss)	$366,894	$336,362	$(17,862)	$(27,822)	$(16,410)	$(58,371)
Net realized gains (losses)	(29,835)	218,434	74,342	451,043	442,160	1,318,204
Change in unrealized gains (losses)	1,007,083	(942,208)	402,320	(649,807)	965,313	(1,766,147)
Increase (decrease) in net assets from operations	1,344,142	(387,412)	458,800	(226,586)	1,391,063	(506,314)

INCREASE (DECREASE) IN NET ASSETS
FROM CONTRACT TRANSACTIONS
Deposits	9,775	11,383	23,833	3,364	55,376	1,300
Benefit payments	(619,877)	(966,194)	(61,632)	(115,951)	(194,551)	(537,272)
Payments on termination	(1,615,380)	(2,912,458)	(279,095)	(932,292)	(1,145,751)	(1,817,868)
Contract Maintenance Charge	(51,352)	(58,910)	(10,839)	(12,648)	(34,234)	(42,549)
Transfers among the sub-accounts and with the
Fixed Account - net	(407,509)	(488,193)	(341,568)	(202,937)	(188,568)	(277,910)
Increase (decrease) in net assets from contract
transactions	(2,684,343)	(4,414,372)	(669,301)	(1,260,464)	(1,507,728)	(2,674,299)

INCREASE (DECREASE) IN NET ASSETS	(1,340,201)	(4,801,784)	(210,501)	(1,487,050)	(116,665)	(3,180,613)
NET ASSETS AT BEGINNING OF PERIOD	14,537,940	19,339,724	3,807,063	5,294,113	10,262,640	13,443,253
NET ASSETS AT END OF PERIOD	$13,197,739	$14,537,940	$3,596,562	$3,807,063	$10,145,975	$10,262,640

UNITS OUTSTANDING
Units outstanding at beginning of period	874,314	1,126,373	201,227	265,576	677,041	846,932
Units issued	49,524	38,495	16,926	3,913	30,164	74,623
Units redeemed	(202,678)	(290,554)	(50,880)	(68,262)	(125,703)	(244,514)
Units outstanding at end of period	721,160	874,314	167,273	201,227	581,502	677,041

See notes to financial statements.

ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

STATEMENTS OF CHANGES IN NET ASSETS
For the Years Ended December 31,

	Lord Abbett Series Fund		Lord Abbett Series Fund		MFS Variable Insurance Trust
	Sub-Account		Sub-Account		Sub-Account
	Growth Opportunities		Mid-Cap Stock		MFS Growth
	2016	2015	2016	2015	2016	2015
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS
Net investment income (loss)	$(94,167)	$(125,498)	$(134,054)	$(153,757)	$(9,499)	$(9,563)
Net realized gains (losses)	(182,250)	623,097	1,049,534	1,784,624	72,813	87,362
Change in unrealized gains (losses)	246,635	(310,651)	640,445	(2,324,177)	(55,380)	(30,928)
Increase (decrease) in net assets from operations	(29,782)	186,948	1,555,925	(693,310)	7,934	46,871

INCREASE (DECREASE) IN NET ASSETS
FROM CONTRACT TRANSACTIONS
Deposits	5,406	6,679	17,614	15,583	—	—
Benefit payments	(190,053)	(169,205)	(291,337)	(618,900)	(14,213)	(27,008)
Payments on termination	(667,573)	(988,903)	(1,085,931)	(2,577,671)	(46,324)	(57,784)
Contract Maintenance Charge	(23,289)	(28,528)	(37,080)	(39,619)	(517)	(531)
Transfers among the sub-accounts and with the
Fixed Account - net	7,022	(876,184)	(419,730)	452,737	(28,305)	(2,290)
Increase (decrease) in net assets from contract
transactions	(868,487)	(2,056,141)	(1,816,464)	(2,767,870)	(89,359)	(87,613)

INCREASE (DECREASE) IN NET ASSETS	(898,269)	(1,869,193)	(260,539)	(3,461,180)	(81,425)	(40,742)
NET ASSETS AT BEGINNING OF PERIOD	6,465,269	8,334,462	12,089,023	15,550,203	748,662	789,404
NET ASSETS AT END OF PERIOD	$5,567,000	$6,465,269	$11,828,484	$12,089,023	$667,237	$748,662

UNITS OUTSTANDING
Units outstanding at beginning of period	298,180	389,406	720,793	874,017	40,874	45,677
Units issued	22,670	14,404	22,797	71,296	114	3,237
Units redeemed	(62,831)	(105,630)	(126,840)	(224,520)	(5,151)	(8,040)
Units outstanding at end of period	258,019	298,180	616,750	720,793	35,837	40,874

See notes to financial statements.

ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

STATEMENTS OF CHANGES IN NET ASSETS
For the Years Ended December 31,

	MFS Variable Insurance Trust		MFS Variable Insurance Trust		MFS Variable Insurance Trust
	Sub-Account		Sub-Account		Sub-Account
	MFS High Yield		MFS Investors Trust		MFS New Discovery
	2016	2015	2016	2015	2016	2015
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS
Net investment income (loss)	$13,102	$12,950	$(4,209)	$(5,804)	$(13,562)	$(16,039)
Net realized gains (losses)	(2,639)	3,187	121,010	221,588	51,861	85,132
Change in unrealized gains (losses)	17,669	(21,983)	(66,696)	(222,102)	36,202	(86,142)
Increase (decrease) in net assets from operations	28,132	(5,846)	50,105	(6,318)	74,501	(17,049)

INCREASE (DECREASE) IN NET ASSETS
FROM CONTRACT TRANSACTIONS
Deposits	300	300	—	—	1,402	2,016
Benefit payments	—	—	2,139	(1,048)	(44,185)	—
Payments on termination	(27,445)	(33,482)	(144,254)	(170,387)	(101,985)	(365,361)
Contract Maintenance Charge	(145)	(154)	(607)	(659)	(875)	(980)
Transfers among the sub-accounts and with the
Fixed Account - net	(2,080)	(398,335)	(11,178)	(147,203)	(8,038)	136,147
Increase (decrease) in net assets from contract
transactions	(29,370)	(431,671)	(153,900)	(319,297)	(153,681)	(228,178)

INCREASE (DECREASE) IN NET ASSETS	(1,238)	(437,517)	(103,795)	(325,615)	(79,180)	(245,227)
NET ASSETS AT BEGINNING OF PERIOD	236,089	673,606	829,373	1,154,988	1,120,329	1,365,556
NET ASSETS AT END OF PERIOD	$234,851	$236,089	$725,578	$829,373	$1,041,149	$1,120,329

UNITS OUTSTANDING
Units outstanding at beginning of period	13,171	35,528	51,375	70,179	43,709	51,508
Units issued	71	183	921	702	549	5,908
Units redeemed	(1,585)	(22,540)	(10,086)	(19,506)	(6,533)	(13,707)
Units outstanding at end of period	11,657	13,171	42,210	51,375	37,725	43,709

See notes to financial statements.

ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

STATEMENTS OF CHANGES IN NET ASSETS
For the Years Ended December 31,

	MFS Variable Insurance Trust		MFS Variable Insurance Trust		MFS Variable Insurance Trust
	Sub-Account		Sub-Account		Sub-Account
	MFS Research		MFS Total Return Bond		MFS Utilities
	2016	2015	2016	2015	2016	2015
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS
Net investment income (loss)	$(3,122)	$(4,168)	$18,975	$21,416	$5,626	$6,687
Net realized gains (losses)	71,208	85,452	7,471	3,655	5,526	21,079
Change in unrealized gains (losses)	(35,348)	(85,171)	730	(44,279)	9,569	(66,991)
Increase (decrease) in net assets from operations	32,738	(3,887)	27,176	(19,208)	20,721	(39,225)

INCREASE (DECREASE) IN NET ASSETS
FROM CONTRACT TRANSACTIONS
Deposits	—	—	1,554	1,554	—	—
Benefit payments	(12,179)	(9,138)	(1,517)	(532)	—	(10,720)
Payments on termination	(94,389)	(88,329)	(71,516)	(33,550)	(1,552)	(1,697)
Contract Maintenance Charge	(194)	(225)	(563)	(629)	(41)	(41)
Transfers among the sub-accounts and with the
Fixed Account - net	(4)	(4,344)	(28,755)	277,975	2	1
Increase (decrease) in net assets from contract
transactions	(106,766)	(102,036)	(100,797)	244,818	(1,591)	(12,457)

INCREASE (DECREASE) IN NET ASSETS	(74,028)	(105,923)	(73,621)	225,610	19,130	(51,682)
NET ASSETS AT BEGINNING OF PERIOD	503,625	609,548	925,405	699,795	210,329	262,011
NET ASSETS AT END OF PERIOD	$429,597	$503,625	$851,784	$925,405	$229,459	$210,329

UNITS OUTSTANDING
Units outstanding at beginning of period	33,333	39,711	47,337	35,298	7,888	8,279
Units issued	729	2,110	210	14,352	—	—
Units redeemed	(7,909)	(8,488)	(5,218)	(2,313)	(59)	(391)
Units outstanding at end of period	26,153	33,333	42,329	47,337	7,829	7,888

See notes to financial statements.

ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

STATEMENTS OF CHANGES IN NET ASSETS
For the Years Ended December 31,

	MFS Variable Insurance Trust (Service Class)		MFS Variable Insurance Trust (Service Class)		MFS Variable Insurance Trust (Service Class)
	Sub-Account		Sub-Account		Sub-Account
	MFS Growth (Service Class)		MFS Investors Trust (Service Class)		MFS New Discovery (Service Class)
	2016	2015	2016	2015	2016	2015
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS
Net investment income (loss)	$(1,140)	$(1,223)	$(1,103)	$(1,044)	$(1,493)	$(1,721)
Net realized gains (losses)	5,795	11,258	14,979	20,586	6,926	4,396
Change in unrealized gains (losses)	(4,251)	(5,906)	(6,421)	(21,102)	1,843	(6,303)
Increase (decrease) in net assets from operations	404	4,129	7,455	(1,560)	7,276	(3,628)

INCREASE (DECREASE) IN NET ASSETS
FROM CONTRACT TRANSACTIONS
Deposits	—	—	—	—	20	20
Benefit payments	—	—	(4,232)	—	—	—
Payments on termination	(1,740)	(12,801)	(2,104)	(15,766)	(41,953)	(4,578)
Contract Maintenance Charge	(21)	(21)	(105)	(98)	(56)	(61)
Transfers among the sub-accounts and with the
Fixed Account - net	(439)	(491)	(140)	(220)	6,772	(163)
Increase (decrease) in net assets from contract
transactions	(2,200)	(13,313)	(6,581)	(16,084)	(35,217)	(4,782)

INCREASE (DECREASE) IN NET ASSETS	(1,796)	(9,184)	874	(17,644)	(27,941)	(8,410)
NET ASSETS AT BEGINNING OF PERIOD	73,551	82,735	114,804	132,448	102,364	110,774
NET ASSETS AT END OF PERIOD	$71,755	$73,551	$115,678	$114,804	$74,423	$102,364

UNITS OUTSTANDING
Units outstanding at beginning of period	3,832	4,658	7,175	8,134	5,974	6,235
Units issued	—	—	9	12	881	64
Units redeemed	(136)	(826)	(412)	(971)	(2,857)	(325)
Units outstanding at end of period	3,696	3,832	6,772	7,175	3,998	5,974

See notes to financial statements.

ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

STATEMENTS OF CHANGES IN NET ASSETS
For the Years Ended December 31,

	MFS Variable Insurance Trust (Service Class)		MFS Variable Insurance Trust (Service Class)		Morgan Stanley Variable Investment Series
	Sub-Account		Sub-Account		Sub-Account
	MFS Research (Service Class)		MFS Utilities (Service Class)		European Equity
	2016	2015	2016	2015	2016	2015
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS
Net investment income (loss)	$(324)	$(411)	$14,202	$23,102	$359,690	$1,112,789
Net realized gains (losses)	3,814	7,588	30,816	208,181	(572,111)	174,535
Change in unrealized gains (losses)	(1,354)	(7,519)	18,875	(392,638)	(826,502)	(3,009,727)
Increase (decrease) in net assets from operations	2,136	(342)	63,893	(161,355)	(1,038,923)	(1,722,403)

INCREASE (DECREASE) IN NET ASSETS
FROM CONTRACT TRANSACTIONS
Deposits	—	—	—	—	21,434	5,737
Benefit payments	—	—	—	—	(1,010,509)	(1,196,160)
Payments on termination	(846)	(9,774)	(127,801)	(140,149)	(1,380,337)	(1,964,364)
Contract Maintenance Charge	(21)	(20)	(52)	(40)	(11,674)	(13,921)
Transfers among the sub-accounts and with the
Fixed Account - net	(20)	(4)	9,814	(333,042)	(1,005,529)	(100,643)
Increase (decrease) in net assets from contract
transactions	(887)	(9,798)	(118,039)	(473,231)	(3,386,615)	(3,269,351)

INCREASE (DECREASE) IN NET ASSETS	1,249	(10,140)	(54,146)	(634,586)	(4,425,538)	(4,991,754)
NET ASSETS AT BEGINNING OF PERIOD	31,808	41,948	738,298	1,372,884	26,028,597	31,020,351
NET ASSETS AT END OF PERIOD	$33,057	$31,808	$684,152	$738,298	$21,603,059	$26,028,597

UNITS OUTSTANDING
Units outstanding at beginning of period	1,984	2,577	28,109	46,946	818,875	913,159
Units issued	—	—	834	39	31,651	22,924
Units redeemed	(53)	(593)	(5,098)	(18,876)	(151,401)	(117,208)
Units outstanding at end of period	1,931	1,984	23,845	28,109	699,125	818,875

See notes to financial statements.

ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

STATEMENTS OF CHANGES IN NET ASSETS
For the Years Ended December 31,

	Morgan Stanley Variable Investment Series		Morgan Stanley Variable Investment Series		Morgan Stanley Variable Investment Series
	Sub-Account		Sub-Account		Sub-Account
	Income Plus		Limited Duration		Money Market*
	2016	2015	2016	2015	2016	2015
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS
Net investment income (loss)	$1,280,562	$1,470,694	$3,968	$(10,072)	$(101,905)	$(343,992)
Net realized gains (losses)	1,690,941	824,123	(198,935)	(223,562)	—	—
Change in unrealized gains (losses)	(95,057)	(4,182,321)	407,481	128,665	—	—
Increase (decrease) in net assets from operations	2,876,446	(1,887,504)	212,514	(104,969)	(101,905)	(343,992)

INCREASE (DECREASE) IN NET ASSETS
FROM CONTRACT TRANSACTIONS
Deposits	20,122	9,071	—	125	26,379	118,084
Benefit payments	(3,081,044)	(3,061,996)	(522,644)	(361,373)	(201,971)	(1,476,595)
Payments on termination	(2,940,025)	(4,221,162)	(362,972)	(492,247)	(745,337)	(5,100,129)
Contract Maintenance Charge	(19,099)	(21,449)	(3,044)	(3,369)	(5,067)	(17,645)
Transfers among the sub-accounts and with the
Fixed Account - net	(353,176)	(456,811)	(81,744)	(100,238)	(21,226,906)	2,705,723
Increase (decrease) in net assets from contract
transactions	(6,373,222)	(7,752,347)	(970,404)	(957,102)	(22,152,902)	(3,770,562)

INCREASE (DECREASE) IN NET ASSETS	(3,496,776)	(9,639,851)	(757,890)	(1,062,071)	(22,254,807)	(4,114,554)
NET ASSETS AT BEGINNING OF PERIOD	52,437,592	62,077,443	6,173,555	7,235,626	22,254,807	26,369,361
NET ASSETS AT END OF PERIOD	$48,940,816	$52,437,592	$5,415,665	$6,173,555	$—	$22,254,807

UNITS OUTSTANDING
Units outstanding at beginning of period	1,581,129	1,802,070	589,805	679,945	1,657,424	1,942,744
Units issued	55,127	57,270	26,472	16,489	130,130	615,711
Units redeemed	(238,077)	(278,211)	(116,748)	(106,629)	(1,787,554)	(901,031)
Units outstanding at end of period	1,398,179	1,581,129	499,529	589,805	—	1,657,424

(*) See Note 2 for disclosure of changes in sub-accounts and to the names of funds during 2016.
See notes to financial statements.

ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

STATEMENTS OF CHANGES IN NET ASSETS
For the Years Ended December 31,

	Morgan Stanley Variable Investment Series		Morgan Stanley Variable Investment Series (Class Y Shares)		Morgan Stanley Variable Investment Series (Class Y Shares)
	Sub-Account		Sub-Account		Sub-Account
	Multi Cap Growth		European Equity (Class Y Shares)		Income Plus (Class Y Shares)
	2016	2015	2016	2015	2016	2015
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS
Net investment income (loss)	$(2,228,423)	$(2,604,118)	$50,218	$224,568	$1,022,151	$1,250,537
Net realized gains (losses)	29,249,475	41,858,590	(96,563)	95,054	1,774,614	939,626
Change in unrealized gains (losses)	(35,389,351)	(26,100,110)	(237,739)	(764,731)	(191,700)	(4,507,969)
Increase (decrease) in net assets from operations	(8,368,299)	13,154,362	(284,084)	(445,109)	2,605,065	(2,317,806)

INCREASE (DECREASE) IN NET ASSETS
FROM CONTRACT TRANSACTIONS
Deposits	6,904	59,679	8,359	1,945	21,936	4,507
Benefit payments	(5,469,770)	(8,622,731)	(53,868)	(298,503)	(2,651,668)	(2,092,740)
Payments on termination	(9,916,191)	(14,670,823)	(505,399)	(828,111)	(4,346,241)	(5,798,946)
Contract Maintenance Charge	(65,187)	(73,599)	(8,623)	(10,146)	(97,500)	(118,932)
Transfers among the sub-accounts and with the
Fixed Account - net	(2,750,316)	(1,410,077)	(35,616)	(123,535)	229,306	(1,883,514)
Increase (decrease) in net assets from contract
transactions	(18,194,560)	(24,717,551)	(595,147)	(1,258,350)	(6,844,167)	(9,889,625)

INCREASE (DECREASE) IN NET ASSETS	(26,562,859)	(11,563,189)	(879,231)	(1,703,459)	(4,239,102)	(12,207,431)
NET ASSETS AT BEGINNING OF PERIOD	178,349,430	189,912,619	6,523,259	8,226,718	55,838,691	68,046,122
NET ASSETS AT END OF PERIOD	$151,786,571	$178,349,430	$5,644,028	$6,523,259	$51,599,589	$55,838,691

UNITS OUTSTANDING
Units outstanding at beginning of period	2,348,890	2,661,026	588,846	689,857	3,326,411	3,903,757
Units issued	68,448	69,226	17,495	27,892	169,956	130,197
Units redeemed	(326,784)	(381,362)	(72,113)	(128,903)	(575,120)	(707,543)
Units outstanding at end of period	2,090,554	2,348,890	534,228	588,846	2,921,247	3,326,411

See notes to financial statements.

ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

STATEMENTS OF CHANGES IN NET ASSETS
For the Years Ended December 31,

	Morgan Stanley Variable Investment Series (Class Y Shares)		Morgan Stanley Variable Investment Series (Class Y Shares)		Morgan Stanley Variable Investment Series (Class Y Shares)
	Sub-Account		Sub-Account		Sub-Account
	Limited Duration (Class Y Shares)		Money Market (Class Y Shares)*		Multi Cap Growth (Class Y Shares)
	2016	2015	2016	2015	2016	2015
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS
Net investment income (loss)	$(118,498)	$(183,847)	$(142,184)	$(479,355)	$(772,017)	$(916,591)
Net realized gains (losses)	(660,891)	(840,996)	—	—	8,468,068	12,395,906
Change in unrealized gains (losses)	1,474,588	513,242	—	—	(10,291,619)	(8,082,905)
Increase (decrease) in net assets from operations	695,199	(511,601)	(142,184)	(479,355)	(2,595,568)	3,396,410

INCREASE (DECREASE) IN NET ASSETS
FROM CONTRACT TRANSACTIONS
Deposits	300	300	5,574	21,097	97,840	28,157
Benefit payments	(976,479)	(646,897)	(430,918)	(578,640)	(1,261,604)	(1,165,980)
Payments on termination	(1,707,281)	(2,273,529)	(1,475,304)	(5,501,918)	(3,489,218)	(5,134,598)
Contract Maintenance Charge	(38,258)	(42,492)	(15,426)	(76,126)	(61,786)	(72,255)
Transfers among the sub-accounts and with the
Fixed Account - net	(161,494)	(205,642)	(24,248,826)	2,754,946	(1,046,273)	(906,036)
Increase (decrease) in net assets from contract
transactions	(2,883,212)	(3,168,260)	(26,164,900)	(3,380,641)	(5,761,041)	(7,250,712)

INCREASE (DECREASE) IN NET ASSETS	(2,188,013)	(3,679,861)	(26,307,084)	(3,859,996)	(8,356,609)	(3,854,302)
NET ASSETS AT BEGINNING OF PERIOD	23,880,217	27,560,078	26,307,084	30,167,080	49,758,734	53,613,036
NET ASSETS AT END OF PERIOD	$21,692,204	$23,880,217	$—	$26,307,084	$41,402,125	$49,758,734

UNITS OUTSTANDING
Units outstanding at beginning of period	2,627,164	2,973,545	2,801,711	3,152,157	2,438,771	2,784,082
Units issued	86,100	103,596	94,256	632,417	81,245	74,757
Units redeemed	(396,770)	(449,977)	(2,895,967)	(982,863)	(369,229)	(420,068)
Units outstanding at end of period	2,316,494	2,627,164	—	2,801,711	2,150,787	2,438,771

(*) See Note 2 for disclosure of changes in sub-accounts and to the names of funds during 2016.

See notes to financial statements.

ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

STATEMENTS OF CHANGES IN NET ASSETS
For the Years Ended December 31,

	Neuberger Berman Advisors Management Trust		Oppenheimer Variable Account Funds		Oppenheimer Variable Account Funds
	Sub-Account		Sub-Account		Sub-Account
	AMT Large Cap Value		Oppenheimer Capital Appreciation		Oppenheimer Conservative Balanced
	2016	2015	2016	2015	2016	2015
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS
Net investment income (loss)	$(154)	$(166)	$(25,743)	$(41,169)	$11,557	$11,486
Net realized gains (losses)	1,721	1,578	352,654	713,713	32,289	15,931
Change in unrealized gains (losses)	3,007	(4,200)	(437,109)	(601,334)	3,187	(34,691)
Increase (decrease) in net assets from operations	4,574	(2,788)	(110,198)	71,210	47,033	(7,274)

INCREASE (DECREASE) IN NET ASSETS
FROM CONTRACT TRANSACTIONS
Deposits	—	—	36,333	31,117	3,000	—
Benefit payments	—	—	(49,435)	(42,745)	11,624	(46,638)
Payments on termination	(313)	(314)	(340,770)	(287,755)	(310,446)	(68,213)
Contract Maintenance Charge	(12)	(12)	(2,196)	(2,483)	(603)	(658)
Transfers among the sub-accounts and with the
Fixed Account - net	—	—	(69,986)	(51,516)	(970)	(35,977)
Increase (decrease) in net assets from contract
transactions	(325)	(326)	(426,054)	(353,382)	(297,395)	(151,486)

INCREASE (DECREASE) IN NET ASSETS	4,249	(3,114)	(536,252)	(282,172)	(250,362)	(158,760)
NET ASSETS AT BEGINNING OF PERIOD	18,238	21,352	3,039,702	3,321,874	1,320,556	1,479,316
NET ASSETS AT END OF PERIOD	$22,487	$18,238	$2,503,450	$3,039,702	$1,070,194	$1,320,556

UNITS OUTSTANDING
Units outstanding at beginning of period	1,108	1,126	185,931	206,578	93,258	103,932
Units issued	—	—	3,434	3,551	4,888	445
Units redeemed	(19)	(18)	(30,323)	(24,198)	(25,919)	(11,119)
Units outstanding at end of period	1,089	1,108	159,042	185,931	72,227	93,258

See notes to financial statements.

ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

STATEMENTS OF CHANGES IN NET ASSETS
For the Years Ended December 31,

	Oppenheimer Variable Account Funds		Oppenheimer Variable Account Funds		Oppenheimer Variable Account Funds
	Sub-Account		Sub-Account		Sub-Account
	Oppenheimer Core Bond		Oppenheimer Discovery Mid Cap Growth		Oppenheimer Global
	2016	2015	2016	2015	2016	2015
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS
Net investment income (loss)	$12,200	$15,526	$(8,815)	$(9,648)	$(4,751)	$(821)
Net realized gains (losses)	(20,261)	(26,403)	72,461	93,862	208,475	238,786
Change in unrealized gains (losses)	19,017	10,332	(57,266)	(51,982)	(241,947)	(167,487)
Increase (decrease) in net assets from operations	10,956	(545)	6,380	32,232	(38,223)	70,478

INCREASE (DECREASE) IN NET ASSETS
FROM CONTRACT TRANSACTIONS
Deposits	1,955	1,613	—	—	22,058	21,773
Benefit payments	—	—	(11,307)	(7,308)	(21,175)	(32,668)
Payments on termination	(45,805)	(113,500)	(40,086)	(34,353)	(273,479)	(132,590)
Contract Maintenance Charge	(551)	(602)	(206)	(213)	(1,632)	(1,880)
Transfers among the sub-accounts and with the
Fixed Account - net	(38,055)	(18,749)	(17,094)	(589)	(149,070)	(40,489)
Increase (decrease) in net assets from contract
transactions	(82,456)	(131,238)	(68,693)	(42,463)	(423,298)	(185,854)

INCREASE (DECREASE) IN NET ASSETS	(71,500)	(131,783)	(62,313)	(10,231)	(461,521)	(115,376)
NET ASSETS AT BEGINNING OF PERIOD	555,801	687,584	616,535	626,766	2,412,243	2,527,619
NET ASSETS AT END OF PERIOD	$484,301	$555,801	$554,222	$616,535	$1,950,722	$2,412,243

UNITS OUTSTANDING
Units outstanding at beginning of period	44,910	55,357	57,888	61,997	90,264	97,056
Units issued	2,260	662	21	3,936	1,644	1,770
Units redeemed	(8,776)	(11,109)	(5,485)	(8,045)	(18,995)	(8,562)
Units outstanding at end of period	38,394	44,910	52,424	57,888	72,913	90,264

See notes to financial statements.

ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

STATEMENTS OF CHANGES IN NET ASSETS
For the Years Ended December 31,

	Oppenheimer Variable Account Funds		Oppenheimer Variable Account Funds		Oppenheimer Variable Account Funds
	Sub-Account		Sub-Account		Sub-Account
	Oppenheimer Global Strategic Income		Oppenheimer Main Street		Oppenheimer Main Street Small Cap
	2016	2015	2016	2015	2016	2015
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS
Net investment income (loss)	$51,086	$68,149	$(4,722)	$(8,365)	$(7,918)	$(4,850)
Net realized gains (losses)	(3,574)	19,627	225,670	304,972	76,752	238,836
Change in unrealized gains (losses)	23,504	(141,845)	(90,808)	(268,798)	90,754	(316,551)
Increase (decrease) in net assets from operations	71,016	(54,069)	130,140	27,809	159,588	(82,565)

INCREASE (DECREASE) IN NET ASSETS
FROM CONTRACT TRANSACTIONS
Deposits	5,461	1,539	—	—	2,470	2,570
Benefit payments	(35,750)	(50,555)	(45,778)	(14,938)	(456)	(583)
Payments on termination	(104,216)	(66,600)	(188,085)	(182,797)	(143,187)	(160,602)
Contract Maintenance Charge	(677)	(712)	(831)	(887)	(1,348)	(1,414)
Transfers among the sub-accounts and with the
Fixed Account - net	(234)	(213,847)	(30,273)	(5,265)	151,703	(27,313)
Increase (decrease) in net assets from contract
transactions	(135,416)	(330,175)	(264,967)	(203,887)	9,182	(187,342)

INCREASE (DECREASE) IN NET ASSETS	(64,400)	(384,244)	(134,827)	(176,078)	168,770	(269,907)
NET ASSETS AT BEGINNING OF PERIOD	1,462,299	1,846,543	1,449,363	1,625,441	1,014,466	1,284,373
NET ASSETS AT END OF PERIOD	$1,397,899	$1,462,299	$1,314,536	$1,449,363	$1,183,236	$1,014,466

UNITS OUTSTANDING
Units outstanding at beginning of period	111,102	129,948	89,471	101,990	29,724	34,903
Units issued	1,264	1,576	777	51	6,901	1,103
Units redeemed	(10,007)	(20,422)	(16,508)	(12,570)	(6,478)	(6,282)
Units outstanding at end of period	102,359	111,102	73,740	89,471	30,147	29,724

See notes to financial statements.

ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

STATEMENTS OF CHANGES IN NET ASSETS
For the Years Ended December 31,

	Oppenheimer Variable Account Funds (Service Shares ("SS"))		Oppenheimer Variable Account Funds (Service Shares ("SS"))		Oppenheimer Variable Account Funds (Service Shares ("SS"))
	Sub-Account		Sub-Account		Sub-Account
	Oppenheimer Capital Appreciation (SS)		Oppenheimer Conservative Balanced (SS)		Oppenheimer Core Bond (SS)
	2016	2015	2016	2015	2016	2015
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS
Net investment income (loss)	$(256,576)	$(359,585)	$37,456	$32,456	$286,463	$466,692
Net realized gains (losses)	2,365,772	6,061,312	15,302	27,823	(415,000)	(712,503)
Change in unrealized gains (losses)	(2,933,145)	(5,243,345)	187,614	(130,630)	398,602	126,671
Increase (decrease) in net assets from operations	(823,949)	458,382	240,372	(70,351)	270,065	(119,140)

INCREASE (DECREASE) IN NET ASSETS
FROM CONTRACT TRANSACTIONS
Deposits	13,385	49,038	2,525	32,361	30,236	16,631
Benefit payments	(440,641)	(743,174)	(90,660)	(548,571)	(900,543)	(1,080,369)
Payments on termination	(2,045,091)	(3,500,376)	(603,035)	(890,920)	(2,198,734)	(3,332,160)
Contract Maintenance Charge	(62,594)	(77,973)	(30,818)	(33,402)	(60,172)	(75,034)
Transfers among the sub-accounts and with the
Fixed Account - net	83,501	(1,091,196)	(25,848)	(374,862)	349,117	(1,083,200)
Increase (decrease) in net assets from contract
transactions	(2,451,440)	(5,363,681)	(747,836)	(1,815,394)	(2,780,096)	(5,554,132)

INCREASE (DECREASE) IN NET ASSETS	(3,275,389)	(4,905,299)	(507,464)	(1,885,745)	(2,510,031)	(5,673,272)
NET ASSETS AT BEGINNING OF PERIOD	19,607,881	24,513,180	7,353,133	9,238,878	16,235,225	21,908,497
NET ASSETS AT END OF PERIOD	$16,332,492	$19,607,881	$6,845,669	$7,353,133	$13,725,194	$16,235,225

UNITS OUTSTANDING
Units outstanding at beginning of period	956,016	1,214,621	491,072	609,998	1,805,373	2,420,493
Units issued	57,822	29,101	36,869	18,249	144,290	163,963
Units redeemed	(183,425)	(287,706)	(85,306)	(137,175)	(444,295)	(779,083)
Units outstanding at end of period	830,413	956,016	442,635	491,072	1,505,368	1,805,373

See notes to financial statements.

ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

STATEMENTS OF CHANGES IN NET ASSETS
For the Years Ended December 31,

	Oppenheimer Variable Account Funds (Service Shares ("SS"))		Oppenheimer Variable Account Funds (Service Shares ("SS"))		Oppenheimer Variable Account Funds (Service Shares ("SS"))
	Sub-Account		Sub-Account		Sub-Account
	Oppenheimer Discovery Mid Cap Growth (SS)		Oppenheimer Global (SS)		Oppenheimer Global Strategic Income (SS)
	2016	2015	2016	2015	2016	2015
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS
Net investment income (loss)	$(99,287)	$(117,038)	$(63,500)	$(55,009)	$1,185,295	$1,865,154
Net realized gains (losses)	812,375	1,279,834	711,512	1,445,194	(381,538)	(35,729)
Change in unrealized gains (losses)	(687,005)	(812,370)	(839,483)	(1,054,871)	977,683	(3,556,329)
Increase (decrease) in net assets from operations	26,083	350,426	(191,471)	335,314	1,781,440	(1,726,904)

INCREASE (DECREASE) IN NET ASSETS
FROM CONTRACT TRANSACTIONS
Deposits	3,484	34,422	81,413	27,139	48,976	61,615
Benefit payments	(80,757)	(125,231)	(136,651)	(302,304)	(943,462)	(2,209,761)
Payments on termination	(534,013)	(739,257)	(873,275)	(1,395,066)	(4,597,176)	(6,829,565)
Contract Maintenance Charge	(24,364)	(28,460)	(26,144)	(32,271)	(150,569)	(171,694)
Transfers among the sub-accounts and with the
Fixed Account - net	(139,106)	(130,054)	(112,726)	(830,357)	(569,066)	(274,513)
Increase (decrease) in net assets from contract
transactions	(774,756)	(988,580)	(1,067,383)	(2,532,859)	(6,211,297)	(9,423,918)

INCREASE (DECREASE) IN NET ASSETS	(748,673)	(638,154)	(1,258,854)	(2,197,545)	(4,429,857)	(11,150,822)
NET ASSETS AT BEGINNING OF PERIOD	6,562,060	7,200,214	8,730,285	10,927,830	41,666,428	52,817,250
NET ASSETS AT END OF PERIOD	$5,813,387	$6,562,060	$7,471,431	$8,730,285	$37,236,571	$41,666,428

UNITS OUTSTANDING
Units outstanding at beginning of period	290,718	333,381	306,801	391,298	2,412,748	2,933,323
Units issued	14,846	25,193	20,262	15,858	124,094	91,819
Units redeemed	(48,534)	(67,856)	(59,489)	(100,355)	(473,296)	(612,394)
Units outstanding at end of period	257,030	290,718	267,574	306,801	2,063,546	2,412,748

See notes to financial statements.

ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

STATEMENTS OF CHANGES IN NET ASSETS
For the Years Ended December 31,

	Oppenheimer Variable Account Funds (Service Shares ("SS"))		Oppenheimer Variable Account Funds (Service Shares ("SS"))		PIMCO Variable Insurance Trust
	Sub-Account		Sub-Account		Sub-Account
	Oppenheimer Main Street (SS)		Oppenheimer Main Street Small Cap (SS)		Foreign Bond (US Dollar-Hedged)
	2016	2015	2016	2015	2016	2015
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS
Net investment income (loss)	$(242,049)	$(361,988)	$(184,670)	$(160,289)	$—	$13
Net realized gains (losses)	4,991,244	8,550,702	979,134	3,335,127	14	28
Change in unrealized gains (losses)	(1,988,167)	(7,638,646)	1,185,655	(4,367,575)	15	(63)
Increase (decrease) in net assets from operations	2,761,028	550,068	1,980,119	(1,192,737)	29	(22)

INCREASE (DECREASE) IN NET ASSETS
FROM CONTRACT TRANSACTIONS
Deposits	25,250	31,853	6,382	50,973	—	—
Benefit payments	(828,141)	(1,223,742)	(372,724)	(336,240)	—	—
Payments on termination	(3,571,412)	(5,359,026)	(1,479,156)	(2,337,043)	(384)	(481)
Contract Maintenance Charge	(110,021)	(122,779)	(52,102)	(58,015)	(4)	(4)
Transfers among the sub-accounts and with the
Fixed Account - net	(962,199)	(720,918)	(511,085)	164,089	(2)	13
Increase (decrease) in net assets from contract
transactions	(5,446,523)	(7,394,612)	(2,408,685)	(2,516,236)	(390)	(472)

INCREASE (DECREASE) IN NET ASSETS	(2,685,495)	(6,844,544)	(428,566)	(3,708,973)	(361)	(494)
NET ASSETS AT BEGINNING OF PERIOD	33,156,808	40,001,352	14,216,707	17,925,680	961	1,455
NET ASSETS AT END OF PERIOD	$30,471,313	$33,156,808	$13,788,141	$14,216,707	$600	$961

UNITS OUTSTANDING
Units outstanding at beginning of period	1,461,337	1,783,628	449,666	522,817	56	83
Units issued	37,440	92,160	20,123	38,346	—	1
Units redeemed	(270,606)	(414,451)	(92,900)	(111,497)	(23)	(28)
Units outstanding at end of period	1,228,171	1,461,337	376,889	449,666	33	56

See notes to financial statements.

ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

STATEMENTS OF CHANGES IN NET ASSETS
For the Years Ended December 31,

	PIMCO Variable Insurance Trust		PIMCO Variable Insurance Trust		PIMCO Variable Insurance Trust
	Sub-Account		Sub-Account		Sub-Account
	Money Market*		PIMCO VIT Total Return		PIMCO VIT Commodity Real Return Strategy (Advisor Shares)
	2016	2015	2016	2015	2016	2015
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS
Net investment income (loss)	$(173)	$(274)	$8	$57	$(6,596)	$39,101
Net realized gains (losses)	—	2	1	20	(305,749)	(307,502)
Change in unrealized gains (losses)	—	—	9	(94)	428,396	(116,922)
Increase (decrease) in net assets from operations	(173)	(272)	18	(17)	116,051	(385,323)

INCREASE (DECREASE) IN NET ASSETS
FROM CONTRACT TRANSACTIONS
Deposits	—	—	—	—	150	600
Benefit payments	—	—	—	—	(11,759)	(42,500)
Payments on termination	(579)	(596)	—	—	(70,936)	(169,544)
Contract Maintenance Charge	(38)	(41)	(5)	(6)	(3,522)	(4,594)
Transfers among the sub-accounts and with the
Fixed Account - net	(17,182)	4	34	(1)	(99,011)	7,832
Increase (decrease) in net assets from contract
transactions	(17,799)	(633)	29	(7)	(185,078)	(208,206)

INCREASE (DECREASE) IN NET ASSETS	(17,972)	(905)	47	(24)	(69,027)	(593,529)
NET ASSETS AT BEGINNING OF PERIOD	17,972	18,877	1,600	1,624	1,012,630	1,606,159
NET ASSETS AT END OF PERIOD	$—	$17,972	$1,647	$1,600	$943,603	$1,012,630

UNITS OUTSTANDING
Units outstanding at beginning of period	1,859	1,924	95	95	203,839	236,093
Units issued	—	3	6	3	9,784	16,904
Units redeemed	(1,859)	(68)	(5)	(3)	(45,779)	(49,158)
Units outstanding at end of period	—	1,859	96	95	167,844	203,839

(*) See Note 2 for disclosure of changes in sub-accounts and to the names of funds during 2016.

See notes to financial statements.

ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

STATEMENTS OF CHANGES IN NET ASSETS
For the Years Ended December 31,

	PIMCO Variable Insurance Trust		PIMCO Variable Insurance Trust		PIMCO Variable Insurance Trust
	Sub-Account		Sub-Account		Sub-Account
	PIMCO VIT Emerging Markets Bond (Advisor Shares)		PIMCO VIT Real Return (Advisor Shares)		PIMCO VIT Total Return (Advisor Shares)
	2016	2015	2016	2015	2016	2015
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS
Net investment income (loss)	$23,221	$30,940	$10,178	$45,781	$36,066	$369,241
Net realized gains (losses)	(26,748)	(23,475)	(19,567)	(11,319)	(19,790)	194,005
Change in unrealized gains (losses)	77,392	(41,159)	79,706	(131,491)	94,985	(703,677)
Increase (decrease) in net assets from operations	73,865	(33,694)	70,317	(97,029)	111,261	(140,431)

INCREASE (DECREASE) IN NET ASSETS
FROM CONTRACT TRANSACTIONS
Deposits	—	—	350	—	2,050	600
Benefit payments	(49,063)	(30,152)	(33,695)	(55,472)	(470,910)	(203,241)
Payments on termination	(58,653)	(127,172)	(200,872)	(638,075)	(1,021,158)	(1,435,822)
Contract Maintenance Charge	(2,571)	(3,793)	(9,051)	(10,167)	(39,840)	(45,730)
Transfers among the sub-accounts and with the
Fixed Account - net	(48,917)	(49,386)	(75,768)	27,491	309,019	(263,607)
Increase (decrease) in net assets from contract
transactions	(159,204)	(210,503)	(319,036)	(676,223)	(1,220,839)	(1,947,800)

INCREASE (DECREASE) IN NET ASSETS	(85,339)	(244,197)	(248,719)	(773,252)	(1,109,578)	(2,088,231)
NET ASSETS AT BEGINNING OF PERIOD	724,762	968,959	2,045,051	2,818,303	11,146,236	13,234,467
NET ASSETS AT END OF PERIOD	$639,423	$724,762	$1,796,332	$2,045,051	$10,036,658	$11,146,236

UNITS OUTSTANDING
Units outstanding at beginning of period	52,074	67,041	162,249	214,616	773,110	906,872
Units issued	6,100	1,301	3,952	4,397	53,469	38,109
Units redeemed	(17,018)	(16,268)	(28,605)	(56,764)	(137,124)	(171,871)
Units outstanding at end of period	41,156	52,074	137,596	162,249	689,455	773,110

See notes to financial statements.

ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

STATEMENTS OF CHANGES IN NET ASSETS
For the Years Ended December 31,

	Profunds VP		Profunds VP		Profunds VP
	Sub-Account		Sub-Account		Sub-Account
	ProFund VP Financials		ProFund VP Health Care		ProFund VP Large-Cap Value
	2016	2015	2016	2015	2016	2015
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS
Net investment income (loss)	$(9)	$(19)	$(9)	$(26)	$(391)	$(108)
Net realized gains (losses)	565	47	881	161	3,606	(5,296)
Change in unrealized gains (losses)	(614)	(77)	(963)	(75)	1,852	(4,194)
Increase (decrease) in net assets from operations	(58)	(49)	(91)	60	5,067	(9,598)

INCREASE (DECREASE) IN NET ASSETS
FROM CONTRACT TRANSACTIONS
Deposits	—	—	—	—	—	—
Benefit payments	—	—	—	—	—	—
Payments on termination	(1,607)	—	(1,577)	—	—	—
Contract Maintenance Charge	(1)	—	(1)	—	—	—
Transfers among the sub-accounts and with the
Fixed Account - net	40	(95)	(57)	(271)	55,033	(306,073)
Increase (decrease) in net assets from contract
transactions	(1,568)	(95)	(1,635)	(271)	55,033	(306,073)

INCREASE (DECREASE) IN NET ASSETS	(1,626)	(144)	(1,726)	(211)	60,100	(315,671)
NET ASSETS AT BEGINNING OF PERIOD	1,626	1,770	1,726	1,937	—	315,671
NET ASSETS AT END OF PERIOD	$—	$1,626	$—	$1,726	$60,100	$—

UNITS OUTSTANDING
Units outstanding at beginning of period	170	179	80	92	—	25,934
Units issued	4	—	—	—	13,767	—
Units redeemed	(174)	(9)	(80)	(12)	(9,086)	(25,934)
Units outstanding at end of period	—	170	—	80	4,681	—
See notes to financial statements.

ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

STATEMENTS OF CHANGES IN NET ASSETS
For the Years Ended December 31,

	Profunds VP		Profunds VP		Putnam Variable Trust
	Sub-Account		Sub-Account		Sub-Account
	ProFund VP Telecommunications		ProFund VP Utilities		VT American Government Income
	2016	2015	2016	2015	2016	2015
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS
Net investment income (loss)	$(10)	$4	$(71)	$71	$72,503	$127,599
Net realized gains (losses)	377	3	5,757	123	(393,460)	(453,750)
Change in unrealized gains (losses)	(173)	(7)	(3,958)	(1,215)	166,281	1,077
Increase (decrease) in net assets from operations	194	—	1,728	(1,021)	(154,676)	(325,074)

INCREASE (DECREASE) IN NET ASSETS
FROM CONTRACT TRANSACTIONS
Deposits	—	—	—	—	35,793	11,676
Benefit payments	—	—	—	—	(187,760)	(406,328)
Payments on termination	(1,836)	—	(13,810)	—	(1,293,536)	(2,067,987)
Contract Maintenance Charge	(1)	(1)	(9)	(8)	(32,079)	(35,668)
Transfers among the sub-accounts and with the
Fixed Account - net	(24)	88	(2)	—	(408,407)	(53,316)
Increase (decrease) in net assets from contract
transactions	(1,861)	87	(13,821)	(8)	(1,885,989)	(2,551,623)

INCREASE (DECREASE) IN NET ASSETS	(1,667)	87	(12,093)	(1,029)	(2,040,665)	(2,876,697)
NET ASSETS AT BEGINNING OF PERIOD	1,667	1,580	12,093	13,122	15,280,242	18,156,939
NET ASSETS AT END OF PERIOD	$—	$1,667	$—	$12,093	$13,239,577	$15,280,242

UNITS OUTSTANDING
Units outstanding at beginning of period	151	143	1,008	1,008	925,196	1,067,738
Units issued	—	8	—	—	53,437	63,802
Units redeemed	(151)	—	(1,008)	—	(159,971)	(206,344)
Units outstanding at end of period	—	151	—	1,008	818,662	925,196

See notes to financial statements.

ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

STATEMENTS OF CHANGES IN NET ASSETS
For the Years Ended December 31,

	Putnam Variable Trust		Putnam Variable Trust		Putnam Variable Trust
	Sub-Account		Sub-Account		Sub-Account
	VT Capital Opportunities		VT Diversified Income		VT Equity Income
	2016	2015	2016	2015	2016	2015
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS
Net investment income (loss)	$(20,697)	$(41,509)	$1,075,078	$1,828,681	$252,540	$128,574
Net realized gains (losses)	72,331	606,891	(852,850)	(896,771)	5,425,455	6,209,564
Change in unrealized gains (losses)	365,499	(897,043)	399,302	(1,732,414)	856,445	(9,163,981)
Increase (decrease) in net assets from operations	417,133	(331,661)	621,530	(800,504)	6,534,440	(2,825,843)

INCREASE (DECREASE) IN NET ASSETS
FROM CONTRACT TRANSACTIONS
Deposits	600	848	6,511	65,110	82,389	62,456
Benefit payments	(74,140)	(182,400)	(672,297)	(1,445,971)	(1,244,227)	(1,893,801)
Payments on termination	(248,716)	(301,918)	(1,157,462)	(1,823,261)	(4,599,826)	(7,480,465)
Contract Maintenance Charge	(11,250)	(11,629)	(34,746)	(39,934)	(172,002)	(185,649)
Transfers among the sub-accounts and with the
Fixed Account - net	33,764	1,596	(670,622)	(630,713)	(827,947)	(754,990)
Increase (decrease) in net assets from contract
transactions	(299,742)	(493,503)	(2,528,616)	(3,874,769)	(6,761,613)	(10,252,449)

INCREASE (DECREASE) IN NET ASSETS	117,391	(825,164)	(1,907,086)	(4,675,273)	(227,173)	(13,078,292)
NET ASSETS AT BEGINNING OF PERIOD	3,316,655	4,141,819	19,462,489	24,137,762	59,579,442	72,657,734
NET ASSETS AT END OF PERIOD	$3,434,046	$3,316,655	$17,555,403	$19,462,489	$59,352,269	$59,579,442

UNITS OUTSTANDING
Units outstanding at beginning of period	128,961	146,648	1,087,308	1,300,138	2,518,324	2,930,688
Units issued	9,816	3,881	24,465	69,945	153,217	104,537
Units redeemed	(21,505)	(21,568)	(167,720)	(282,775)	(433,065)	(516,901)
Units outstanding at end of period	117,272	128,961	944,053	1,087,308	2,238,476	2,518,324

See notes to financial statements.

ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

STATEMENTS OF CHANGES IN NET ASSETS
For the Years Ended December 31,

	Putnam Variable Trust		Putnam Variable Trust		Putnam Variable Trust
	Sub-Account		Sub-Account		Sub-Account
	VT George Putnam Balanced		VT Global Asset Allocation		VT Global Equity
	2016	2015	2016	2015	2016	2015
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS
Net investment income (loss)	$133,804	$156,509	$100,105	$165,316	$(38,447)	$(62,358)
Net realized gains (losses)	190,172	403,556	1,569,264	2,764,204	20,478	184,597
Change in unrealized gains (losses)	2,373,709	(1,709,399)	(694,856)	(3,173,509)	(55,925)	(527,658)
Increase (decrease) in net assets from operations	2,697,685	(1,149,334)	974,513	(243,989)	(73,894)	(405,419)

INCREASE (DECREASE) IN NET ASSETS
FROM CONTRACT TRANSACTIONS
Deposits	106,407	53,694	1,177	100,472	39,452	7,093
Benefit payments	(1,480,041)	(1,375,241)	(397,040)	(556,939)	(305,349)	(400,081)
Payments on termination	(3,111,705)	(4,911,298)	(1,462,643)	(2,334,997)	(719,712)	(1,054,928)
Contract Maintenance Charge	(115,546)	(121,396)	(56,276)	(62,625)	(36,962)	(38,708)
Transfers among the sub-accounts and with the
Fixed Account - net	1,141,240	(1,206,131)	(475,680)	631,948	(171,569)	(560,064)
Increase (decrease) in net assets from contract
transactions	(3,459,645)	(7,560,372)	(2,390,462)	(2,222,141)	(1,194,140)	(2,046,688)

INCREASE (DECREASE) IN NET ASSETS	(761,960)	(8,709,706)	(1,415,949)	(2,466,130)	(1,268,034)	(2,452,107)
NET ASSETS AT BEGINNING OF PERIOD	44,503,574	53,213,280	20,856,451	23,322,581	13,641,185	16,093,292
NET ASSETS AT END OF PERIOD	$43,741,614	$44,503,574	$19,440,502	$20,856,451	$12,373,151	$13,641,185

UNITS OUTSTANDING
Units outstanding at beginning of period	3,058,434	3,563,681	1,162,202	1,274,352	1,232,948	1,408,102
Units issued	271,277	110,063	45,141	105,273	39,040	34,668
Units redeemed	(493,878)	(615,310)	(174,461)	(217,423)	(145,791)	(209,822)
Units outstanding at end of period	2,835,833	3,058,434	1,032,882	1,162,202	1,126,197	1,232,948

See notes to financial statements.

ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

STATEMENTS OF CHANGES IN NET ASSETS
For the Years Ended December 31,

	Putnam Variable Trust		Putnam Variable Trust		Putnam Variable Trust
	Sub-Account		Sub-Account		Sub-Account
	VT Global Health Care		VT Global Utilities		VT Government Money Market*
	2016	2015	2016	2015	2016	2015
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS
Net investment income (loss)	$(361,704)	$(451,067)	$44	$73,223	$(637,022)	$(781,748)
Net realized gains (losses)	3,872,684	4,326,364	413,514	174,745	—	—
Change in unrealized gains (losses)	(7,143,495)	(1,894,915)	(307,736)	(1,382,407)	—	—
Increase (decrease) in net assets from operations	(3,632,515)	1,980,382	105,822	(1,134,439)	(637,022)	(781,748)

INCREASE (DECREASE) IN NET ASSETS
FROM CONTRACT TRANSACTIONS
Deposits	45,210	66,636	2,138	4,187	9,895	105,242
Benefit payments	(354,187)	(588,641)	(225,118)	(350,667)	(3,070,301)	(1,862,514)
Payments on termination	(1,085,989)	(2,878,554)	(617,651)	(639,918)	(9,392,708)	(11,575,578)
Contract Maintenance Charge	(78,780)	(86,243)	(21,704)	(23,568)	(192,203)	(221,633)
Transfers among the sub-accounts and with the
Fixed Account - net	(2,433,790)	3,509	(251,286)	(160,710)	7,188,248	3,891,941
Increase (decrease) in net assets from contract
transactions	(3,907,536)	(3,483,293)	(1,113,621)	(1,170,676)	(5,457,069)	(9,662,542)

INCREASE (DECREASE) IN NET ASSETS	(7,540,051)	(1,502,911)	(1,007,799)	(2,305,115)	(6,094,091)	(10,444,290)
NET ASSETS AT BEGINNING OF PERIOD	29,429,297	30,932,208	8,453,956	10,759,071	44,960,241	55,404,531
NET ASSETS AT END OF PERIOD	$21,889,246	$29,429,297	$7,446,157	$8,453,956	$38,866,150	$44,960,241

UNITS OUTSTANDING
Units outstanding at beginning of period	1,084,970	1,208,912	651,164	733,313	4,647,000	5,641,508
Units issued	32,865	52,079	37,522	32,590	1,458,200	1,698,584
Units redeemed	(194,616)	(176,021)	(118,816)	(114,739)	(2,010,305)	(2,693,092)
Units outstanding at end of period	923,219	1,084,970	569,870	651,164	4,094,895	4,647,000

(*) See Note 2 for disclosure of changes in sub-accounts and to the names of funds during 2016.

See notes to financial statements.

ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

STATEMENTS OF CHANGES IN NET ASSETS
For the Years Ended December 31,

	Putnam Variable Trust		Putnam Variable Trust		Putnam Variable Trust
	Sub-Account		Sub-Account		Sub-Account
	VT Growth and Income		VT Growth Opportunities*		VT High Yield
	2016	2015	2016	2015	2016	2015
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS
Net investment income (loss)	$328,752	$575,188	$(220,024)	$(108,024)	$1,298,476	$1,740,574
Net realized gains (losses)	5,079,053	3,547,517	972,700	1,770,065	(634,561)	(349,770)
Change in unrealized gains (losses)	7,879,887	(15,697,250)	144,003	(1,679,707)	2,657,803	(3,248,024)
Increase (decrease) in net assets from operations	13,287,692	(11,574,545)	896,679	(17,666)	3,321,718	(1,857,220)

INCREASE (DECREASE) IN NET ASSETS
FROM CONTRACT TRANSACTIONS
Deposits	62,743	130,944	9,021	3,402	45,791	19,817
Benefit payments	(4,251,204)	(4,762,643)	(294,752)	(176,721)	(888,975)	(821,743)
Payments on termination	(8,440,209)	(10,938,143)	(1,267,312)	(722,063)	(2,336,964)	(3,785,268)
Contract Maintenance Charge	(257,251)	(281,866)	(53,128)	(25,611)	(75,046)	(83,662)
Transfers among the sub-accounts and with the
Fixed Account - net	(4,238,640)	(2,684,660)	78,938,012	(86,151)	(1,172,355)	(708,665)
Increase (decrease) in net assets from contract
transactions	(17,124,561)	(18,536,368)	77,331,841	(1,007,144)	(4,427,549)	(5,379,521)

INCREASE (DECREASE) IN NET ASSETS	(3,836,869)	(30,110,913)	78,228,520	(1,024,810)	(1,105,831)	(7,236,741)
NET ASSETS AT BEGINNING OF PERIOD	115,058,738	145,169,651	9,212,002	10,236,812	26,051,870	33,288,611
NET ASSETS AT END OF PERIOD	$111,221,869	$115,058,738	$87,440,522	$9,212,002	$24,946,039	$26,051,870

UNITS OUTSTANDING
Units outstanding at beginning of period	7,628,374	8,761,338	1,178,760	1,305,969	1,268,905	1,511,828
Units issued	214,409	144,588	9,153,639	46,661	206,936	68,870
Units redeemed	(1,343,270)	(1,277,552)	(315,028)	(173,870)	(401,741)	(311,793)
Units outstanding at end of period	6,499,513	7,628,374	10,017,371	1,178,760	1,074,100	1,268,905

(*) See Note 2 for disclosure of changes in sub-accounts and to the names of funds during 2016.

See notes to financial statements.

ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

STATEMENTS OF CHANGES IN NET ASSETS
For the Years Ended December 31,

	Putnam Variable Trust		Putnam Variable Trust		Putnam Variable Trust
	Sub-Account		Sub-Account		Sub-Account
	VT Income		VT International Equity		VT International Growth
	2016	2015	2016	2015	2016	2015
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS
Net investment income (loss)	$1,703,209	$2,309,375	$1,096,921	$(247,155)	$(40,751)	$(163,432)
Net realized gains (losses)	(797,611)	(368,417)	(1,494,895)	(573,503)	200,428	341,602
Change in unrealized gains (losses)	(600,282)	(3,766,303)	(2,147,594)	404,141	(991,218)	(159,929)
Increase (decrease) in net assets from operations	305,316	(1,825,345)	(2,545,568)	(416,517)	(831,541)	18,241

INCREASE (DECREASE) IN NET ASSETS
FROM CONTRACT TRANSACTIONS
Deposits	45,069	56,219	104,822	98,155	21,012	36,367
Benefit payments	(1,788,124)	(2,442,167)	(1,496,010)	(2,037,133)	(362,914)	(122,299)
Payments on termination	(5,354,003)	(7,572,929)	(4,073,384)	(7,066,100)	(397,903)	(774,920)
Contract Maintenance Charge	(165,300)	(186,925)	(150,370)	(177,898)	(37,447)	(40,307)
Transfers among the sub-accounts and with the
Fixed Account - net	(715,198)	(723,489)	(903,884)	(929,921)	(226,219)	(161,701)
Increase (decrease) in net assets from contract
transactions	(7,977,556)	(10,869,291)	(6,518,826)	(10,112,897)	(1,003,471)	(1,062,860)

INCREASE (DECREASE) IN NET ASSETS	(7,672,240)	(12,694,636)	(9,064,394)	(10,529,414)	(1,835,012)	(1,044,619)
NET ASSETS AT BEGINNING OF PERIOD	60,043,685	72,738,321	63,685,669	74,215,083	10,671,652	11,716,271
NET ASSETS AT END OF PERIOD	$52,371,445	$60,043,685	$54,621,275	$63,685,669	$8,836,640	$10,671,652

UNITS OUTSTANDING
Units outstanding at beginning of period	3,573,126	4,213,581	4,742,725	5,418,551	874,210	967,566
Units issued	183,779	139,014	245,910	254,486	33,906	26,391
Units redeemed	(654,924)	(779,469)	(747,313)	(930,312)	(124,455)	(119,747)
Units outstanding at end of period	3,101,981	3,573,126	4,241,322	4,742,725	783,661	874,210

See notes to financial statements.

ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

STATEMENTS OF CHANGES IN NET ASSETS
For the Years Ended December 31,

	Putnam Variable Trust		Putnam Variable Trust		Putnam Variable Trust
	Sub-Account		Sub-Account		Sub-Account
	VT International Value		VT Investors		VT Multi-Cap Growth
	2016	2015	2016	2015	2016	2015
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS
Net investment income (loss)	$102,567	$(6,910)	$(31,332)	$(110,314)	$(459,202)	$(695,985)
Net realized gains (losses)	(385,790)	(440,034)	3,508,865	2,905,985	9,074,132	5,262,795
Change in unrealized gains (losses)	228,122	115,440	800,114	(4,513,948)	(4,714,904)	(5,629,233)
Increase (decrease) in net assets from operations	(55,101)	(331,504)	4,277,647	(1,718,277)	3,900,026	(1,062,423)

INCREASE (DECREASE) IN NET ASSETS
FROM CONTRACT TRANSACTIONS
Deposits	32,936	8,504	33,634	21,062	128,174	188,466
Benefit payments	(180,767)	(515,587)	(1,780,391)	(1,451,212)	(1,338,286)	(1,824,171)
Payments on termination	(450,658)	(783,924)	(2,615,068)	(4,125,861)	(4,351,313)	(5,655,511)
Contract Maintenance Charge	(31,835)	(34,846)	(116,523)	(126,066)	(216,883)	(227,662)
Transfers among the sub-accounts and with the
Fixed Account - net	(244,772)	(304,325)	(1,546,515)	(1,718,659)	(2,289,175)	(2,387,184)
Increase (decrease) in net assets from contract
transactions	(875,096)	(1,630,178)	(6,024,863)	(7,400,736)	(8,067,483)	(9,906,062)

INCREASE (DECREASE) IN NET ASSETS	(930,197)	(1,961,682)	(1,747,216)	(9,119,013)	(4,167,457)	(10,968,485)
NET ASSETS AT BEGINNING OF PERIOD	10,932,219	12,893,901	46,073,259	55,192,272	69,881,849	80,850,334
NET ASSETS AT END OF PERIOD	$10,002,022	$10,932,219	$44,326,043	$46,073,259	$65,714,392	$69,881,849

UNITS OUTSTANDING
Units outstanding at beginning of period	850,399	967,696	3,592,701	4,135,154	5,488,157	6,237,807
Units issued	27,165	29,282	52,044	66,413	99,812	117,033
Units redeemed	(96,178)	(146,579)	(523,825)	(608,866)	(725,117)	(866,683)
Units outstanding at end of period	781,386	850,399	3,120,920	3,592,701	4,862,852	5,488,157

See notes to financial statements.

ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

STATEMENTS OF CHANGES IN NET ASSETS
For the Years Ended December 31,

	Putnam Variable Trust		Putnam Variable Trust		Putnam Variable Trust
	Sub-Account		Sub-Account		Sub-Account
	VT Multi-Cap Value		VT Research		VT Small Cap Value
	2016	2015	2016	2015	2016	2015
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS
Net investment income (loss)	$(42,767)	$(31,607)	$31,179	$(26,332)	$(96,880)	$(228,900)
Net realized gains (losses)	771,295	1,406,991	1,233,753	1,467,676	2,573,588	3,979,687
Change in unrealized gains (losses)	(66,803)	(1,703,390)	446,999	(2,082,563)	4,897,035	(5,664,299)
Increase (decrease) in net assets from operations	661,725	(328,006)	1,711,931	(641,219)	7,373,743	(1,913,512)

INCREASE (DECREASE) IN NET ASSETS
FROM CONTRACT TRANSACTIONS
Deposits	4,626	3,317	11,809	15,807	18,802	25,988
Benefit payments	(14,222)	(211,674)	(463,640)	(429,754)	(523,536)	(1,451,804)
Payments on termination	(352,024)	(398,380)	(1,293,979)	(2,030,743)	(1,894,830)	(3,425,187)
Contract Maintenance Charge	(17,274)	(17,060)	(58,902)	(60,887)	(54,371)	(57,318)
Transfers among the sub-accounts and with the
Fixed Account - net	297,741	(708,864)	(798,618)	(486,976)	(624,739)	(1,027,824)
Increase (decrease) in net assets from contract
transactions	(81,153)	(1,332,661)	(2,603,330)	(2,992,553)	(3,078,674)	(5,936,145)

INCREASE (DECREASE) IN NET ASSETS	580,572	(1,660,667)	(891,399)	(3,633,772)	4,295,069	(7,849,657)
NET ASSETS AT BEGINNING OF PERIOD	5,667,516	7,328,183	21,897,792	25,531,564	31,396,735	39,246,392
NET ASSETS AT END OF PERIOD	$6,248,088	$5,667,516	$21,006,393	$21,897,792	$35,691,804	$31,396,735

UNITS OUTSTANDING
Units outstanding at beginning of period	210,684	256,796	1,434,943	1,619,310	1,229,150	1,442,145
Units issued	24,997	10,009	39,051	40,652	59,847	23,657
Units redeemed	(27,043)	(56,121)	(206,732)	(225,019)	(179,573)	(236,652)
Units outstanding at end of period	208,638	210,684	1,267,262	1,434,943	1,109,424	1,229,150

See notes to financial statements.

ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

STATEMENTS OF CHANGES IN NET ASSETS
For the Years Ended December 31,

	Putnam Variable Trust		The Universal Institutional Funds, Inc.		The Universal Institutional Funds, Inc.
	Sub-Account		Sub-Account		Sub-Account
	VT Voyager*		Morgan Stanley UIF Core Plus Fixed Income		Morgan Stanley UIF Emerging Markets Equity
	2016	2015	2016	2015	2016	2015
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS
Net investment income (loss)	$(113,286)	$(360,656)	$1,404	$6,984	$(156,437)	$(139,197)
Net realized gains (losses)	8,825,502	18,935,199	3,038	6,897	(72,402)	106,707
Change in unrealized gains (losses)	(8,736,347)	(25,820,491)	12,023	(19,895)	860,128	(1,892,909)
Increase (decrease) in net assets from operations	(24,131)	(7,245,948)	16,465	(6,014)	631,289	(1,925,399)

INCREASE (DECREASE) IN NET ASSETS
FROM CONTRACT TRANSACTIONS
Deposits	107,862	233,693	2,522	—	4,918	4,401
Benefit payments	(1,845,263)	(2,589,074)	(11,145)	(17,716)	(163,163)	(505,199)
Payments on termination	(5,489,066)	(8,415,302)	(141,674)	(12,553)	(690,929)	(1,132,097)
Contract Maintenance Charge	(201,457)	(261,203)	(174)	(176)	(5,396)	(6,197)
Transfers among the sub-accounts and with the
Fixed Account - net	(81,366,764)	(1,984,088)	23,221	(381,321)	(150,887)	(715,375)
Increase (decrease) in net assets from contract
transactions	(88,794,688)	(13,015,974)	(127,250)	(411,766)	(1,005,457)	(2,354,467)

INCREASE (DECREASE) IN NET ASSETS	(88,818,819)	(20,261,922)	(110,785)	(417,780)	(374,168)	(4,279,866)
NET ASSETS AT BEGINNING OF PERIOD	88,818,819	109,080,741	354,059	771,839	13,808,979	18,088,845
NET ASSETS AT END OF PERIOD	$—	$88,818,819	$243,274	$354,059	$13,434,811	$13,808,979

UNITS OUTSTANDING
Units outstanding at beginning of period	6,219,159	7,084,805	23,504	52,023	810,068	935,578
Units issued	192,949	148,214	3,223	6	50,435	20,423
Units redeemed	(6,412,108)	(1,013,860)	(11,178)	(28,525)	(103,699)	(145,933)
Units outstanding at end of period	—	6,219,159	15,549	23,504	756,804	810,068

(*) See Note 2 for disclosure of changes in sub-accounts and to the names of funds during 2016.

See notes to financial statements.

ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

STATEMENTS OF CHANGES IN NET ASSETS
For the Years Ended December 31,

	The Universal Institutional Funds, Inc.		The Universal Institutional Funds, Inc.		The Universal Institutional Funds, Inc.
	Sub-Account		Sub-Account		Sub-Account
	Morgan Stanley UIF Global Infrastructure		Morgan Stanley UIF Global Strategist		Morgan Stanley UIF Growth
	2016	2015	2016	2015	2016	2015
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS
Net investment income (loss)	$338,079	$177,610	$(850,890)	$180,501	$(375,971)	$(415,425)
Net realized gains (losses)	1,598,644	4,746,245	(414,787)	256,173	4,612,166	5,394,131
Change in unrealized gains (losses)	3,165,752	(12,035,811)	3,660,308	(6,097,056)	(5,002,662)	(2,491,569)
Increase (decrease) in net assets from operations	5,102,475	(7,111,956)	2,394,631	(5,660,382)	(766,467)	2,487,137

INCREASE (DECREASE) IN NET ASSETS
FROM CONTRACT TRANSACTIONS
Deposits	953	10,055	12,365	15,011	289,606	16,330
Benefit payments	(2,148,551)	(3,081,773)	(3,857,853)	(3,619,275)	(485,352)	(931,475)
Payments on termination	(2,484,442)	(3,452,487)	(4,351,906)	(5,008,504)	(1,686,526)	(1,576,195)
Contract Maintenance Charge	(15,901)	(18,525)	(24,199)	(28,456)	(24,816)	(27,712)
Transfers among the sub-accounts and with the
Fixed Account - net	(652,447)	(1,092,374)	(1,113,246)	(983,621)	(326,952)	(118,401)
Increase (decrease) in net assets from contract
transactions	(5,300,388)	(7,635,104)	(9,334,839)	(9,624,845)	(2,234,040)	(2,637,453)

INCREASE (DECREASE) IN NET ASSETS	(197,913)	(14,747,060)	(6,940,208)	(15,285,227)	(3,000,507)	(150,316)
NET ASSETS AT BEGINNING OF PERIOD	38,448,788	53,195,848	64,427,779	79,713,006	25,120,702	25,271,018
NET ASSETS AT END OF PERIOD	$38,250,875	$38,448,788	$57,487,571	$64,427,779	$22,120,195	$25,120,702

UNITS OUTSTANDING
Units outstanding at beginning of period	1,029,379	1,230,231	4,840,923	5,573,659	1,233,710	1,367,496
Units issued	22,768	19,882	113,012	138,184	95,554	134,147
Units redeemed	(145,463)	(220,734)	(786,015)	(870,920)	(205,492)	(267,933)
Units outstanding at end of period	906,684	1,029,379	4,167,920	4,840,923	1,123,772	1,233,710

See notes to financial statements.

ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

STATEMENTS OF CHANGES IN NET ASSETS
For the Years Ended December 31,

	The Universal Institutional Funds, Inc.		The Universal Institutional Funds, Inc.		The Universal Institutional Funds, Inc. (Class II)
	Sub-Account		Sub-Account		Sub-Account
	Morgan Stanley UIF Mid Cap Growth		Morgan Stanley UIF U.S. Real Estate		Morgan Stanley UIF Emerging Markets Debt (Class II)
	2016	2015	2016	2015	2016	2015
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS
Net investment income (loss)	$(169,280)	$(219,318)	$(59,457)	$(61,364)	$297,520	$330,564
Net realized gains (losses)	255,663	2,404,629	674,903	1,150,667	(112,951)	(130,667)
Change in unrealized gains (losses)	(1,219,122)	(3,119,714)	215,763	(992,295)	472,789	(419,343)
Increase (decrease) in net assets from operations	(1,132,739)	(934,403)	831,209	97,008	657,358	(219,446)

INCREASE (DECREASE) IN NET ASSETS
FROM CONTRACT TRANSACTIONS
Deposits	120	26,845	12,461	30,653	13,221	5,209
Benefit payments	(136,327)	(466,982)	(563,897)	(419,057)	(270,773)	(252,787)
Payments on termination	(485,573)	(1,014,625)	(1,042,528)	(2,066,312)	(707,686)	(1,257,539)
Contract Maintenance Charge	(3,415)	(3,940)	(5,028)	(5,289)	(26,392)	(30,720)
Transfers among the sub-accounts and with the
Fixed Account - net	(367,684)	(462,099)	(257,328)	(305,070)	(444,542)	(225,796)
Increase (decrease) in net assets from contract
transactions	(992,879)	(1,920,801)	(1,856,320)	(2,765,075)	(1,436,172)	(1,761,633)

INCREASE (DECREASE) IN NET ASSETS	(2,125,618)	(2,855,204)	(1,025,111)	(2,668,067)	(778,814)	(1,981,079)
NET ASSETS AT BEGINNING OF PERIOD	11,381,646	14,236,850	17,384,193	20,052,260	7,918,214	9,899,293
NET ASSETS AT END OF PERIOD	$9,256,028	$11,381,646	$16,359,082	$17,384,193	$7,139,400	$7,918,214

UNITS OUTSTANDING
Units outstanding at beginning of period	481,690	557,658	431,184	500,498	350,898	425,495
Units issued	13,545	15,283	9,624	36,712	16,379	14,952
Units redeemed	(58,330)	(91,251)	(53,636)	(106,026)	(77,061)	(89,549)
Units outstanding at end of period	436,905	481,690	387,172	431,184	290,216	350,898

See notes to financial statements.

ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

STATEMENTS OF CHANGES IN NET ASSETS
For the Years Ended December 31,

	The Universal Institutional Funds, Inc. (Class II)		The Universal Institutional Funds, Inc. (Class II)		The Universal Institutional Funds, Inc. (Class II)
	Sub-Account		Sub-Account		Sub-Account
	Morgan Stanley UIF Emerging Markets Equity (Class II)		Morgan Stanley UIF Global Franchise (Class II)		Morgan Stanley UIF Global Infrastructure (Class II)
	2016	2015	2016	2015	2016	2015
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS
Net investment income (loss)	$(55,135)	$(54,201)	$(67,902)	$127,676	$35,843	$(20,339)
Net realized gains (losses)	(81,715)	(29,735)	2,889,486	5,392,090	477,556	1,320,998
Change in unrealized gains (losses)	350,886	(580,980)	(1,807,916)	(3,947,143)	823,426	(3,281,765)
Increase (decrease) in net assets from operations	214,036	(664,916)	1,013,668	1,572,623	1,336,825	(1,981,106)

INCREASE (DECREASE) IN NET ASSETS
FROM CONTRACT TRANSACTIONS
Deposits	250	600	3,840	3,865	2,525	510
Benefit payments	(152,771)	(126,162)	(822,268)	(1,673,229)	(176,021)	(19,680)
Payments on termination	(318,400)	(747,356)	(3,254,249)	(5,180,680)	(731,226)	(1,174,001)
Contract Maintenance Charge	(20,335)	(24,582)	(101,026)	(114,991)	(7,631)	(8,520)
Transfers among the sub-accounts and with the
Fixed Account - net	(139,287)	(198,402)	(2,733,352)	(633,238)	(168,864)	(374,198)
Increase (decrease) in net assets from contract
transactions	(630,543)	(1,095,902)	(6,907,055)	(7,598,273)	(1,081,217)	(1,575,889)

INCREASE (DECREASE) IN NET ASSETS	(416,507)	(1,760,818)	(5,893,387)	(6,025,650)	255,608	(3,556,995)
NET ASSETS AT BEGINNING OF PERIOD	4,714,631	6,475,449	31,142,774	37,168,424	10,619,189	14,176,184
NET ASSETS AT END OF PERIOD	$4,298,124	$4,714,631	$25,249,387	$31,142,774	$10,874,797	$10,619,189

UNITS OUTSTANDING
Units outstanding at beginning of period	169,095	204,270	1,157,302	1,446,161	711,385	798,505
Units issued	4,295	6,334	47,675	27,275	18,391	22,085
Units redeemed	(26,382)	(41,509)	(305,163)	(316,134)	(82,530)	(109,205)
Units outstanding at end of period	147,008	169,095	899,814	1,157,302	647,246	711,385

See notes to financial statements.

ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

STATEMENTS OF CHANGES IN NET ASSETS
For the Years Ended December 31,

	The Universal Institutional Funds, Inc. (Class II)		The Universal Institutional Funds, Inc. (Class II)		The Universal Institutional Funds, Inc. (Class II)
	Sub-Account		Sub-Account		Sub-Account
	Morgan Stanley UIF Global Strategist (Class II)		Morgan Stanley UIF Growth (Class II)		Morgan Stanley UIF Mid Cap Growth (Class II)
	2016	2015	2016	2015	2016	2015
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS
Net investment income (loss)	$(362,039)	$(59,034)	$(80,418)	$(91,662)	$(193,892)	$(277,376)
Net realized gains (losses)	(128,730)	172,740	1,036,649	1,284,419	31,911	2,901,117
Change in unrealized gains (losses)	1,222,455	(2,146,652)	(1,130,509)	(642,436)	(1,172,643)	(3,754,606)
Increase (decrease) in net assets from operations	731,686	(2,032,946)	(174,278)	550,321	(1,334,624)	(1,130,865)

INCREASE (DECREASE) IN NET ASSETS
FROM CONTRACT TRANSACTIONS
Deposits	3,135	4,795	180	180	7,698	12,587
Benefit payments	(1,011,809)	(720,709)	(112,143)	(80,797)	(525,386)	(511,950)
Payments on termination	(1,432,096)	(1,831,808)	(498,095)	(887,813)	(1,347,860)	(2,616,693)
Contract Maintenance Charge	(30,010)	(35,134)	(14,875)	(16,484)	(49,010)	(67,923)
Transfers among the sub-accounts and with the
Fixed Account - net	(855,090)	(353,001)	157,220	(66,650)	924,518	(563,926)
Increase (decrease) in net assets from contract
transactions	(3,325,870)	(2,935,857)	(467,713)	(1,051,564)	(990,040)	(3,747,905)

INCREASE (DECREASE) IN NET ASSETS	(2,594,184)	(4,968,803)	(641,991)	(501,243)	(2,324,664)	(4,878,770)
NET ASSETS AT BEGINNING OF PERIOD	22,224,261	27,193,064	5,258,798	5,760,041	13,443,385	18,322,155
NET ASSETS AT END OF PERIOD	$19,630,077	$22,224,261	$4,616,807	$5,258,798	$11,118,721	$13,443,385

UNITS OUTSTANDING
Units outstanding at beginning of period	1,711,406	1,922,541	183,970	222,548	627,046	801,768
Units issued	23,492	32,397	19,322	4,115	103,041	33,887
Units redeemed	(274,901)	(243,532)	(36,141)	(42,693)	(137,981)	(208,609)
Units outstanding at end of period	1,459,997	1,711,406	167,151	183,970	592,106	627,046

See notes to financial statements.

ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

STATEMENTS OF CHANGES IN NET ASSETS
For the Years Ended December 31,

	The Universal Institutional Funds, Inc. (Class II)		The Universal Institutional Funds, Inc. (Class II)
	Sub-Account		Sub-Account
	Morgan Stanley UIF Small Company Growth (Class II)		Morgan Stanley UIF U.S. Real Estate (Class II)
	2016	2015	2016	2015
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS
Net investment income (loss)	$(97,682)	$(134,675)	$(158,107)	$(150,092)
Net realized gains (losses)	42,903	1,852,886	1,387,272	1,926,493
Change in unrealized gains (losses)	240,995	(2,543,314)	142,732	(1,685,720)
Increase (decrease) in net assets from operations	186,216	(825,103)	1,371,897	90,681

INCREASE (DECREASE) IN NET ASSETS
FROM CONTRACT TRANSACTIONS
Deposits	4,732	6,230	6,888	21,567
Benefit payments	(214,458)	(218,826)	(953,486)	(681,150)
Payments on termination	(347,455)	(1,118,118)	(2,080,761)	(4,251,668)
Contract Maintenance Charge	(22,768)	(27,869)	(104,689)	(115,804)
Transfers among the sub-accounts and with the
Fixed Account - net	(219,979)	(227,393)	(290,028)	(728,226)
Increase (decrease) in net assets from contract
transactions	(799,928)	(1,585,976)	(3,422,076)	(5,755,281)

INCREASE (DECREASE) IN NET ASSETS	(613,712)	(2,411,079)	(2,050,179)	(5,664,600)
NET ASSETS AT BEGINNING OF PERIOD	6,139,137	8,550,216	29,651,736	35,316,336
NET ASSETS AT END OF PERIOD	$5,525,425	$6,139,137	$27,601,557	$29,651,736

UNITS OUTSTANDING
Units outstanding at beginning of period	233,859	288,827	847,578	1,013,048
Units issued	15,490	10,202	43,415	53,205
Units redeemed	(46,282)	(65,170)	(138,181)	(218,675)
Units outstanding at end of period	203,067	233,859	752,812	847,578

See notes to financial statements.

ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I
NOTES TO FINANCIAL STATEMENTS

1.	Organization
Allstate Financial Advisors Separate Account I (the “Account”), a unit investment trust registered with the Securities and Exchange Commission under the Investment Company Act of 1940, is a Separate Account of Allstate Life Insurance Company (“Allstate”). The assets of the Account are legally segregated from those of Allstate. Allstate is wholly owned by Allstate Insurance Company, which is wholly owned by Allstate Insurance Holdings, LLC, a wholly owned subsidiary of The Allstate Corporation. These financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (“GAAP”).
The assets within the Account are legally segregated from each other into sub-accounts (the “sub-accounts”). On June 1, 2006, Allstate completed the disposal of substantially all of its variable annuity business through a combination of coinsurance and modified coinsurance reinsurance, and administrative services agreements with subsidiaries of Prudential Financial, Inc. (“Prudential”). Prudential is responsible for servicing the individual annuity contracts, including those of the Account. The reinsurance agreements do not extinguish Allstate’s contractual obligations to the contractholders. Allstate continues to be responsible for all contract terms and conditions. The obligations of Prudential under the reinsurance and administrative agreements are to Allstate.
Allstate issued the following variable annuity contracts through the Account (collectively the “Contracts”). The Account accepts additional deposits from existing contractholders, but is closed to new contractholders.
AIM Lifetime America Variable Annuity Series (Classic, Freedom, and Regal)
AIM Lifetime Enhanced ChoiceSM Variable Annuity
AIM Lifetime PlusSM Variable Annuity
AIM Lifetime PlusSM II Variable Annuity
Allstate Advisor Variable Annuity (Base, Plus, and Preferred)
Allstate Advisor (STI) Variable Annuity (Base and Preferred)
Allstate Personal Retirement Manager
Allstate Provider Variable Annuity
Allstate Provider Variable Annuity Series (Advantage, Extra, and Ultra)
Allstate Retirement Access VA B Series
Allstate Retirement Access VA L Series
Allstate Retirement Access VA X Series
Allstate Variable Annuity (Base and L-Share)
Morgan Stanley Variable Annuity
Morgan Stanley Variable Annuity II
Morgan Stanley Variable Annuity II Asset Manager
Morgan Stanley Variable Annuity 3
Morgan Stanley Variable Annuity 3 Asset Manager
Preferred Client Variable Annuity
Putnam Allstate Advisor Variable Annuity (Base, Plus, Preferred, Apex)
Scudder Horizon Advantage Variable Annuity
Select Directions Variable Annuity
STI Classic Variable Annuity
Absent any Contract provisions wherein Allstate contractually guarantees either a minimum return or account value upon death or annuitization, variable annuity contractholders bear the investment risk that the sub-accounts may not meet their stated investment objectives. The sub-account names listed below correspond to the mutual fund portfolios ("Fund" or "Funds") in which they invest:

Advanced Series Trust	Advanced Series Trust (continued)
AST Academic Strategies Asset Allocation	AST BlackRock iShares ETF**
AST Advanced Strategies	AST BlackRock Low Duration Bond*
AST AQR Emerging Markets Equity**	AST Bond Portfolio 2016**
AST AQR Large-Cap**	AST Bond Portfolio 2018
AST Balanced Asset Allocation	AST Bond Portfolio 2019
AST BlackRock Global Strategies	AST Bond Portfolio 2020**

ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I
NOTES TO FINANCIAL STATEMENTS

1.	Organization (continued)

Advanced Series Trust (continued)	Advanced Series Trust (continued)
AST Bond Portfolio 2021**	AST Small-Cap Growth
AST Bond Portfolio 2022	AST Small-Cap Growth Opportunities
AST Bond Portfolio 2023	AST Small-Cap Value
AST Bond Portfolio 2024	AST Templeton Global Bond
AST Bond Portfolio 2025**	AST T. Rowe Price Asset Allocation
AST Bond Portfolio 2026	AST T. Rowe Price Large-Cap Growth
AST Bond Portfolio 2027*	AST T. Rowe Price Natural Resources
AST Boston Partners Large-Cap Value **	AST Value Equity*
AST Capital Growth Asset Allocation	AST WEDGE Capital Mid-Cap Value*
AST ClearBridge Dividend Growth**	AST Wellington Management Hedged Equity
AST Cohen & Steers Realty	AST Western Asset Core Plus Bond
AST Defensive Asset Allocation	AST Western Asset Emerging Markets Debt**
AST FI Pyramis® Quantitative
AST Global Real Estate	Alliance Bernstein Variable Product Series Fund
AST Goldman Sachs Large-Cap Value	AB VPS Growth
AST Goldman Sachs Mid-Cap Growth	AB VPS Growth & Income
AST Goldman Sachs Multi-Asset	AB VPS International Value
AST Goldman Sachs Small-Cap Value	AB VPS Large Cap Growth
AST Government Money Market*	AB VPS Small/Mid Cap Value
AST High Yield	AB VPS Value
AST Hotchkis & Wiley Large-Cap Value*
AST International Growth	American Century Variable Portfolios, Inc.
AST International Value	American Century VP Balanced**
AST Investment Grade Bond	American Century VP International
AST Jennison Large-Cap Growth**
AST J.P. Morgan Global Thematic	Deutsche Variable Series I
AST J.P. Morgan International Equity	Deutsche Bond VIP A
AST J.P. Morgan Strategic Opportunities	Deutsche Capital Growth VIP A
AST Loomis Sayles Large-Cap Growth	Deutsche Core Equity VIP A
AST Lord Abbett Core Fixed Income	Deutsche CROCI® International VIP A
AST MFS Global Equity	Deutsche Global Small Cap VIP A
AST MFS Growth
AST MFS Large-Cap Value**	Deutsche Variable Series II
AST Neuberger Berman/LSV Mid-Cap Value	Deutsche Global Income Builder VIP A II
AST New Discovery Asset Allocation	Deutsche Government Money Market VIP A II*
AST Parametric Emerging Markets Equity	Deutsche Small Mid Cap Growth VIP A II
AST PIMCO Total Return Bond
AST Preservation Asset Allocation	Dreyfus Socially Responsible Growth Fund, Inc.
AST Prudential Core Bond**	Dreyfus Socially Responsible Growth Fund
AST Prudential Growth Allocation
AST QMA Emerging Markets Equity**	Dreyfus Stock Index Fund
AST QMA Large-Cap**	Dreyfus Stock Index Fund
AST QMA US Equity Alpha
AST Quantitative Modeling**	Dreyfus Variable Investment Fund
AST RCM World Trends	VIF Government Money Market*
AST Schroders Global Tactical	VIF Growth & Income

ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I
NOTES TO FINANCIAL STATEMENTS

1.	Organization (continued)

Federated Insurance Series	Goldman Sachs Variable Insurance Trust
Federated Government Money Fund II*	VIT Large Cap Value
VIT Mid Cap Value
Fidelity Variable Insurance Products Fund	VIT Small Cap Equity Insights
VIP Contrafund	VIT Strategic Growth
VIP Equity-Income	VIT Strategic International Equity**
VIP Government Money Market*	VIT U.S. Equity Insights
VIP Growth
VIP High Income	Invesco Investment Services
VIP Index 500	Invesco V.I. American Franchise
VIP Investment Grade Bond	Invesco V.I. American Value
VIP Overseas	Invesco V.I. Comstock
Invesco V.I. Core Equity
Fidelity Variable Insurance Products Fund (Service Class 2)	Invesco V.I. Core Plus Bond
VIP Asset Manager Growth (Service Class 2)**	Invesco V.I. Diversified Dividend
VIP Contrafund (Service Class 2)	Invesco V.I. Equity and Income
VIP Equity-Income (Service Class 2)	Invesco V.I. Global Core Equity
VIP Freedom 2010 Portfolio (Service Class 2)	Invesco V.I. Government Money Market*
VIP Freedom 2020 Portfolio (Service Class 2)	Invesco V.I. Government Securities
VIP Freedom 2030 Portfolio (Service Class 2)	Invesco V.I. High Yield
VIP Freedom Income Portfolio (Service Class 2)	Invesco V.I. International Growth
VIP Government Money Market (Service Class 2)*	Invesco V.I. Managed Volatility
VIP Growth (Service Class 2)	Invesco V.I. Mid Cap Core Equity
VIP Growth & Income (Service Class 2)	Invesco V.I. Mid Cap Growth
VIP Growth Opportunities (Service Class 2)	Invesco V.I. S&P 500 Index
VIP High Income (Service Class 2)	Invesco V.I. Technology
VIP Index 500 (Service Class 2)	Invesco V.I. Value Opportunities
VIP Investment Grade Bond (Service Class 2)
VIP Mid Cap (Service Class 2)	Invesco Investment Services (Series II)
VIP Overseas (Service Class 2)	Invesco V.I. American Franchise II
Invesco V.I. American Value II
Franklin Templeton Variable Insurance Products Trust	Invesco V.I. Comstock II
Franklin Flex Cap Growth VIP	Invesco V.I. Core Equity II
Franklin Growth and Income VIP	Invesco V.I. Core Plus Bond II
Franklin High Income VIP	Invesco V.I. Diversified Dividend II
Franklin Income VIP	Invesco V.I. Equity and Income II
Franklin Large Cap Growth VIP	Invesco V.I. Global Core Equity II
Franklin Mutual Global Discovery VIP	Invesco V.I. Government Money Market II*
Franklin Mutual Shares VIP	Invesco V.I. Government Securities II
Franklin Small Cap Value VIP	Invesco V.I. Growth and Income II
Franklin Small-Mid Cap Growth VIP	Invesco V.I. High Yield II
Franklin U.S. Government Securities VIP	Invesco V.I. International Growth II
Templeton Developing Markets VIP	Invesco V.I. Managed Volatility II
Templeton Foreign VIP	Invesco V.I. Mid Cap Core Equity II
Templeton Global Bond VIP	Invesco V.I. Mid Cap Growth II
Templeton Growth VIP	Invesco V.I. S&P 500 Index II
Invesco V.I. Technology II
Invesco V.I. Value Opportunities II

ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I
NOTES TO FINANCIAL STATEMENTS

1.	Organization (continued)

Janus Aspen Series	Neuberger Berman Advisors Management Trust
Forty Portfolio	AMT Guardian**
AMT Large Cap Value
Janus Aspen Series (Service Shares)	AMT Mid-Cap Growth**
Global Research (Service Shares)**
Overseas (Service Shares)**	Oppenheimer Variable Account Funds
Oppenheimer Capital Appreciation
Lazard Retirement Series, Inc.	Oppenheimer Conservative Balanced
Emerging Markets Equity	Oppenheimer Core Bond
Oppenheimer Discovery Mid Cap Growth
Legg Mason Partners Variable Equity Trust	Oppenheimer Global
ClearBridge Variable Large Cap Value Portfolio I	Oppenheimer Global Strategic Income
Oppenheimer Main Street
Lord Abbett Series Fund	Oppenheimer Main Street Small Cap
Bond-Debenture
Fundamental Equity	Oppenheimer Variable Account Funds (Service Shares (“SS”))*
Growth and Income	Oppenheimer Capital Appreciation (SS)
Growth Opportunities	Oppenheimer Conservative Balanced (SS)
Mid-Cap Stock	Oppenheimer Core Bond (SS)
Oppenheimer Discovery Mid Cap Growth (SS)
MFS Variable Insurance Trust	Oppenheimer Global (SS)
MFS Growth	Oppenheimer Global Strategic Income (SS)
MFS High Yield	Oppenheimer International Growth (SS)**
MFS Investors Trust	Oppenheimer Main Street (SS)
MFS New Discovery	Oppenheimer Main Street Small Cap (SS)
MFS Research
MFS Total Return Bond	PIMCO Variable Insurance Trust
MFS Utilities	Foreign Bond (US Dollar-Hedged)
Money Market*
MFS Variable Insurance Trust (Service Class)	PIMCO VIT Total Return
MFS Growth (Service Class)	PIMCO VIT Commodity Real Return Strategy (Advisor Shares)
MFS Investors Trust (Service Class)	PIMCO VIT Emerging Markets Bond (Advisor Shares)
MFS New Discovery (Service Class)	PIMCO VIT Real Return (Advisor Shares)
MFS Research (Service Class)	PIMCO VIT Total Return (Advisor Shares)
MFS Utilities (Service Class)
Profunds VP
Morgan Stanley Variable Investment Series	ProFund VP Consumer Goods*,**
European Equity	ProFund VP Consumer Services*,**
Income Plus	ProFund VP Financials**
Limited Duration	ProFund VP Health Care**
Money Market*	ProFund VP Industrials**
Multi Cap Growth	ProFund VP Large-Cap Growth**
ProFund VP Large-Cap Value
Morgan Stanley Variable Investment Series (Class Y Shares)	ProFund VP Mid-Cap Growth**
European Equity (Class Y Shares)	ProFund VP Mid-Cap Value**
Income Plus (Class Y Shares)	ProFund VP Real Estate**
Limited Duration (Class Y Shares)	ProFund VP Small-Cap Growth**
Money Market (Class Y Shares)*	ProFund VP Small-Cap Value**
Multi Cap Growth (Class Y Shares)	ProFund VP Telecommunications**
ProFund VP Utilities**

ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I
NOTES TO FINANCIAL STATEMENTS

1.	Organization (continued)

Putnam Variable Trust	Rydex Variable Trust Rydex
VT American Government Income	VIF NASDAQ-100**
VT Capital Opportunities
VT Diversified Income	The Universal Institutional Funds, Inc.
VT Equity Income	Morgan Stanley UIF Core Plus Fixed Income
VT George Putnam Balanced	Morgan Stanley UIF Emerging Markets Equity
VT Global Asset Allocation	Morgan Stanley UIF Global Infrastructure
VT Global Equity	Morgan Stanley UIF Global Strategist
VT Global Health Care	Morgan Stanley UIF Growth
VT Global Utilities	Morgan Stanley UIF Mid Cap Growth
VT Government Money Market*	Morgan Stanley UIF U.S. Real Estate
VT Growth and Income
VT Growth Opportunities*	The Universal Institutional Funds, Inc. (Class II)
VT High Yield	Morgan Stanley UIF Emerging Markets Debt (Class II)
VT Income	Morgan Stanley UIF Emerging Markets Equity (Class II)
VT International Equity	Morgan Stanley UIF Global Franchise (Class II)
VT International Growth	Morgan Stanley UIF Global Infrastructure (Class II)
VT International Value	Morgan Stanley UIF Global Strategist (Class II)
VT Investors	Morgan Stanley UIF Growth (Class II)
VT Multi-Cap Growth	Morgan Stanley UIF Mid Cap Growth (Class II)
VT Multi-Cap Value	Morgan Stanley UIF Small Company Growth (Class II)
VT Research	Morgan Stanley UIF U.S. Real Estate (Class II)
VT Small Cap Value
VT Voyager*
(*) See Note 2 for disclosure of changes in sub-accounts and to the names of funds during 2016.
(**) Fund was available, but had no net assets as of December 31, 2016.
The net assets are affected by the investment results of each Fund, transactions by contractholders and certain contract expenses (see Note 5). Contractholders’ interests consist of accumulation units of the sub-account. The accompanying financial statements include only contractholders’ purchase payments applicable to the variable portions of their contracts and exclude any purchase payments directed by the contractholder to the Fixed Account in which the contractholders’ deposits are included in the Allstate general account assets and earn a fixed rate of return.
A contractholder may choose from among a number of different underlying mutual fund portfolio options. The underlying mutual fund portfolios are not available to the general public directly. These portfolios are available as investment options in variable annuity contracts or variable life insurance policies issued by life insurance companies, or in certain cases, through participation in certain qualified pension or retirement plans.
Some of these underlying mutual fund portfolios have been established by investment advisers that manage publicly traded mutual funds that have similar names and investment objectives. While some of the underlying mutual fund portfolios may be similar to and may in fact be modeled after publicly traded mutual funds, the underlying mutual fund portfolios are not otherwise directly related to any publicly traded mutual fund. Consequently, the investment performance of publicly traded mutual funds and any corresponding underlying mutual fund portfolios may differ substantially.

2. Portfolio Changes
The operations of the following sub-accounts were affected by the following changes that occurred during the year ended December 31, 2016:

ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I
NOTES TO FINANCIAL STATEMENTS

2. Portfolio Changes (continued)
The following sub-accounts were opened during the year ended December 31, 2016:

AST Bond Portfolio 2027 (Fund launched on January 4, 2016)
Fidelity Variable Insurance Products Fund - VIP Government Money Market (Fund launched on April 29, 2016)
The following sub-accounts were merged during the year ended December 31, 2016:

Date:	Merged from:	Merged to:
April 29, 2016	Morgan Stanley Variable Investment Series - Money Market	Fidelity Variable Insurance Products Fund - VIP Government Money Market
April 29, 2016	Morgan Stanley Variable Investment Series (Class Y Shares) - Money Market (Class Y Shares)	Fidelity Variable Insurance Products Fund (Service Class 2) - VIP Government Money Market (Service Class 2)
September 23, 2016	PIMCO Variable Insurance Trust - Money Market	Fidelity Variable Insurance Products Fund -VIP Government Money Market
November 18, 2016	Putnam Variable Trust - VT Voyager	Putnam Variable Trust - VT Growth Opportunities

The following fund manager had a name change during the year ended December 31, 2016:

Former name:	New name:
Panorama Series Fund, Inc. (Service Shares ("SS"))	Oppenheimer Variable Account Funds (Service Shares ("SS"))
The following sub-accounts had name changes during the year ended December 31, 2016:

Former name:	New name:
AST Herndon Large-Cap Value	AST Value Equity
AST Large-Cap Value	AST Hotchkis & Wiley Large-Cap Value
AST Mid-Cap Value	AST WEDGE Capital Mid-Cap Value
AST Money Market	AST Government Money Market
AST PIMCO Limited Maturity Bond	AST BlackRock Low Duration Bond
Deutsche Money Market VIP A II	Deutsche Government Money Market VIP A II
Dreyfus Variable Investment Fund - VIF Money Market	Dreyfus Variable Investment Fund - VIF Government Money Market
Federated Prime Money Fund II	Federated Government Money Fund II
Invesco V.I. Money Market	Invesco V.I. Government Money Market
Invesco V.I. Money Market II	Invesco V.I. Government Money Market II
ProFund VP Consumer Goods Portfolio	ProFund VP Consumer Goods
ProFund VP Consumer Services Portfolio	ProFund VP Consumer Services
Putnam Variable Trust - VT Money Market	Putnam Variable Trust - VT Government Money Market
The operations of the following sub-accounts were affected by the following changes that occurred during the year ended December 31, 2015:
The following sub-account was opened during the year ended December 31, 2015:

AST Bond Portfolio 2026 (Fund launched on January 2, 2015)
The following sub-accounts were merged during the year ended December 31, 2015:

Date:	Merged from:	Merged to:
April 24, 2015	VIP Growth Stock (Service Class 2)	VIP Growth Opportunities (Service Class 2)

3.	Summary of Significant Accounting Policies
The Account is an investment company and, accordingly, follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board Accounting Standards Codification Topic 946 - Investment Companies, which is part of GAAP.
Investments - Investments consist of shares of the Funds and are stated at fair value based on the reported net asset value of each corresponding Fund, which in turn values their investment securities at fair value. The difference between cost and fair value of shares owned on the day of measurement is recorded as unrealized gain or loss on investments.

ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I
NOTES TO FINANCIAL STATEMENTS

3. Summary of Significant Accounting Policies (continued)
Dividends - Dividends declared by the Funds are recognized on the ex-dividend date.
Net Realized Gains and Losses - Net realized gains and losses on fund shares represent the difference between the proceeds from sales of shares of the Funds by the sub-accounts and the cost of such shares, which is determined on a weighted average basis, and realized gain distributions received from the underlying mutual fund portfolios. Transactions are recorded on a trade date basis. Distributions of net realized gains are recorded on the Funds’ ex-distribution date.
Federal Income Taxes - The Account intends to qualify as a segregated asset account as defined by the Internal Revenue Code of 1986 (“Code”). In order to qualify as a segregated asset account, each sub-account is required to satisfy the diversification requirements of Section 817(h) of the Code. The Code provides that the “adequately diversified” requirement may be met if the underlying investments satisfy either the statutory safe harbor test or diversification requirements set forth in regulations issued by the Secretary of the Treasury. The operations of the Account are included in the tax return of Allstate. Allstate is taxed as a life insurance company under the Code and joins with The Allstate Corporation and its eligible domestic subsidiaries in the filing of a consolidated federal income tax return. No income taxes are allocable to the Account. The Account had no liability for unrecognized tax benefits as of December 31, 2016. The Account believes that it is reasonably possible that the liability balance will not significantly increase within the next twelve months. No amounts have been accrued for interest or penalties related to unrecognized tax benefits.
Use of Estimates - The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the amounts reported in the financial statements and accompanying notes. Actual results could differ from those estimates.

4.	Fair Value of Assets
Fair value is defined as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The hierarchy for inputs used in determining fair value maximizes the use of observable inputs and minimizes the use of unobservable inputs by requiring that observable inputs be used when available. Assets recorded on the Statement of Net Assets at fair value are categorized in the fair value hierarchy based on the observability of inputs to the valuation techniques as follows:

Level 1:	Assets whose values are based on unadjusted quoted prices for identical assets in an active market that the Account can access.
Level 2:    Assets whose values are based on the following:

(a)	Quoted prices for similar assets in active markets;

(b)	Quoted prices for identical or similar assets in markets that are not active; or

(c)	Valuation models whose inputs are observable, directly or indirectly, for substantially the full term of the asset.

Level 3:
Assets whose values are based on prices or valuation techniques that require inputs that are both unobservable and significant to the overall fair value measurement. Unobservable inputs reflect the Account’s estimates of the assumptions that market participants would use in valuing the assets.

In determining fair value, the Account uses the market approach which generally utilizes market transaction data for the same or similar instruments. All investments during the reporting period consist of shares of the Funds that have daily quoted net asset values for identical assets that the sub-account can access and are categorized as Level 1. Net asset values for these actively traded Funds are obtained daily from the Fund’s managers. The Account’s policy is to recognize transfers of securities among the levels at the beginning of the reporting period.
Contracts in payout (annuitization) period - Net assets allocated to contracts in the payout period are computed according to the 1983a Individual Annuitant Mortality Table and Annuity 2000 Mortality Table, depending on the annuitization date. The assumed investment return is 3.72%, with 3.00% minimum and 6.00% maximum. The mortality risk is fully borne by Allstate and may result in additional amounts being transferred into the Account by Allstate to cover greater longevity of annuitants than expected. A receivable is established for amounts due to the sub-accounts from Allstate but not yet received. Conversely, if amounts allocated exceed amounts required, transfers may be made to Allstate. A payable is established for amounts payable to Allstate from the sub-accounts but not yet paid. The amounts are included in “Transfers among the sub-accounts and with the Fixed Account - net” on the Statements of Changes in Net Assets and in "Contracts in payout (annuitization) period" in the Statement of Net Assets.

ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I
NOTES TO FINANCIAL STATEMENTS

5.	Expenses
Mortality and Expense Risk Charge - Allstate assumes mortality and expense risks related to the operations of the Account and deducts charges daily at a rate ranging from 0.40% to 2.50% per annum of the daily net assets of the Account, based on the contract and rider options selected. The mortality and expense risk charge is recognized as a reduction in accumulation unit values and reported on the Statement of Operations. The mortality and expense risk charge covers insurance benefits available with the Contracts and certain expenses of the Contracts. It also covers the risk that the current charges will not be sufficient in the future to cover the cost of administering the Contracts. Allstate guarantees that the amount of this charge will not increase over the lives of the Contracts. At the contractholder’s discretion, additional options may be purchased for an additional charge. For certain living benefits, that charge is based on a protected withdrawal value and is deducted as units.
Administrative Expense Charge - Allstate deducts administrative expense charges daily at a rate ranging from 0% to 0.30% per annum of the average daily net assets of the Account. The contract will specify which rate applies. The administrative expense charge is recognized as a reduction in accumulation unit values and reported on the Statement of Operations.
Contract Maintenance Charge - Allstate deducts an annual maintenance charge up to $35, depending upon the contract, on each contract anniversary and guarantees that this charge will not increase over the life of the contract. This charge will be waived if certain conditions are met. Allstate deducts a monthly fee for contracts with Retirement Income Guarantee Riders at rates ranging from 0.05% to 0.30% per annum of the income base. The income base is comprised of either the contract value on the date the rider option is purchased and is adjusted for subsequent purchases or withdrawals or the highest contract value on any anniversary date adjusted for subsequent purchases or withdrawals, depending on the rider option selected. The contract maintenance charge is recognized as a redemption of units and reported on the Statements of Changes in Net Assets.
Withdrawal Charge - In the event of withdrawal of the account value during a specified period, a withdrawal charge may be imposed. The withdrawal charge varies by contract and ranges from 0.50% to 9.00% in the first year of the contract and declines to 0% in various years as defined in the contract. The Preferred Client Variable Annuity does not charge a withdrawal charge. These amounts are included in payments on terminations but are remitted to Allstate.

ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I
NOTES TO FINANCIAL STATEMENTS

6.	Purchases of Investments
The cost of investments purchased during the year ended December 31, 2016 was as follows:

Purchases
Investments in the Advanced Series Trust Sub-Accounts:
AST Academic Strategies Asset Allocation	$589,978
AST Advanced Strategies	186,878
AST Balanced Asset Allocation	178,635
AST Bond Portfolio 2026*	1,172,052
AST Bond Portfolio 2027*	412,944
AST Capital Growth Asset Allocation	796,465
AST Cohen & Steers Realty	518
AST Defensive Asset Allocation	350,055
AST FI Pyramis® Quantitative	275,801
AST Goldman Sachs Mid-Cap Growth	1,926
AST Goldman Sachs Multi-Asset	234,147
AST Government Money Market*	808,210
AST High Yield	333
AST International Growth	3,600
AST Investment Grade Bond	2,853,412
AST J.P. Morgan Global Thematic	11,170
AST J.P. Morgan Strategic Opportunities	298,850
AST Loomis Sayles Large-Cap Growth	20
AST Neuberger Berman/LSV Mid-Cap Value	2,006
AST New Discovery Asset Allocation	9,245
AST PIMCO Total Return Bond	1,720
AST Preservation Asset Allocation	398,133
AST Prudential Growth Allocation	1,784,885
AST QMA US Equity Alpha	2,260
AST RCM World Trends	72,524
AST Schroders Global Tactical	65,629
AST Small-Cap Growth	859
AST Small-Cap Growth Opportunities	1,959
AST Small-Cap Value	1,034
AST Templeton Global Bond	526
AST T. Rowe Price Asset Allocation	514,145
AST T. Rowe Price Large-Cap Growth	1,093
AST T. Rowe Price Natural Resources	4,651
AST Value Equity*	1,073
AST Wellington Management Hedged Equity	58,128

Investments in the Alliance Bernstein Variable Product Series Fund Sub-Accounts:
AB VPS Growth	1,985,968
AB VPS Growth & Income	3,638,564
AB VPS International Value	721,114
AB VPS Large Cap Growth	2,234,228
AB VPS Small/Mid Cap Value	854,931
AB VPS Value	12,109

(*) See Note 2 for disclosure of changes in sub-accounts and to the names of funds during 2016.

ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I
NOTES TO FINANCIAL STATEMENTS

6.	Purchases of Investments (continued)

Purchases
Investment in the American Century Variable Portfolios, Inc. Sub-Account:
American Century VP International	$56

Investments in the Deutsche Variable Series I Sub-Accounts:
Deutsche Bond VIP A	21,184
Deutsche Capital Growth VIP A	214,324
Deutsche Core Equity VIP A	86,417
Deutsche CROCI® International VIP A	37,077
Deutsche Global Small Cap VIP A	110,475

Investments in the Deutsche Variable Series II Sub-Accounts:
Deutsche Global Income Builder VIP A II	75,520
Deutsche Government Money Market VIP A II*	57,211
Deutsche Small Mid Cap Growth VIP A II	100,639

Investment in the Dreyfus Socially Responsible Growth Fund, Inc. Sub-Account:
Dreyfus Socially Responsible Growth Fund	2,353

Investment in the Dreyfus Stock Index Fund Sub-Account:
Dreyfus Stock Index Fund	26,034

Investments in the Dreyfus Variable Investment Fund Sub-Accounts:
VIF Government Money Market*	1,301
VIF Growth & Income	6,822

Investment in the Federated Insurance Series Sub-Account:
Federated Government Money Fund II*	60,599

Investments in the Fidelity Variable Insurance Products Fund Sub-Accounts:
VIP Contrafund	597,819
VIP Equity-Income	53,382
VIP Government Money Market*	25,144,902
VIP Growth	522,986
VIP High Income	22,956
VIP Index 500	62,499
VIP Investment Grade Bond	33,139
VIP Overseas	247,367

Investments in the Fidelity Variable Insurance Products Fund (Service Class 2) Sub-Accounts:
VIP Contrafund (Service Class 2)	3,483,443
VIP Equity-Income (Service Class 2)	42,431
VIP Freedom 2010 Portfolio (Service Class 2)	887,681
VIP Freedom 2020 Portfolio (Service Class 2)	455,823
VIP Freedom 2030 Portfolio (Service Class 2)	79,535
VIP Freedom Income Portfolio (Service Class 2)	485,810
VIP Government Money Market (Service Class 2)*	28,952,629

(*) See Note 2 for disclosure of changes in sub-accounts and to the names of funds during 2016.

ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I
NOTES TO FINANCIAL STATEMENTS

6.	Purchases of Investments (continued)

Purchases
Investments in the Fidelity Variable Insurance Products Fund (Service Class 2) Sub-Accounts (continued):
VIP Growth (Service Class 2)	$13,375
VIP Growth & Income (Service Class 2)	591,485
VIP Growth Opportunities (Service Class 2)	119,563
VIP High Income (Service Class 2)	127,832
VIP Index 500 (Service Class 2)	5,090,907
VIP Investment Grade Bond (Service Class 2)	15
VIP Mid Cap (Service Class 2)	1,414,930
VIP Overseas (Service Class 2)	116

Investments in the Franklin Templeton Variable Insurance Products Trust Sub-Accounts:
Franklin Flex Cap Growth VIP	295,939
Franklin Growth and Income VIP	2,505,256
Franklin High Income VIP	701,117
Franklin Income VIP	5,928,029
Franklin Large Cap Growth VIP	1,983,045
Franklin Mutual Global Discovery VIP	1,526,660
Franklin Mutual Shares VIP	5,750,375
Franklin Small Cap Value VIP	3,737,121
Franklin Small-Mid Cap Growth VIP	98,227
Franklin U.S. Government Securities VIP	1,444,495
Templeton Developing Markets VIP	310,952
Templeton Foreign VIP	2,713,274
Templeton Global Bond VIP	71,352
Templeton Growth VIP	43,485

Investments in the Goldman Sachs Variable Insurance Trust Sub-Accounts:
VIT Large Cap Value	143,038
VIT Mid Cap Value	34,610
VIT Small Cap Equity Insights	269,655
VIT Strategic Growth	45
VIT U.S. Equity Insights	246,683

Investments in the Invesco Investment Services Sub-Accounts:
Invesco V.I. American Franchise	7,368,501
Invesco V.I. American Value	2,455,049
Invesco V.I. Comstock	2,410,341
Invesco V.I. Core Equity	5,677,185
Invesco V.I. Core Plus Bond	635,278
Invesco V.I. Diversified Dividend	3,233,615
Invesco V.I. Equity and Income	1,860,145
Invesco V.I. Global Core Equity	638,065
Invesco V.I. Government Money Market*	407,837
Invesco V.I. Government Securities	522,579
Invesco V.I. High Yield	903,061

(*) See Note 2 for disclosure of changes in sub-accounts and to the names of funds during 2016.

ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I
NOTES TO FINANCIAL STATEMENTS

6.	Purchases of Investments (continued)

Purchases
Investments in the Invesco Investment Services Sub-Accounts (continued):
Invesco V.I. International Growth	$471,041
Invesco V.I. Managed Volatility	309,194
Invesco V.I. Mid Cap Core Equity	663,637
Invesco V.I. Mid Cap Growth	702,383
Invesco V.I. S&P 500 Index	3,826,838
Invesco V.I. Technology	130,903
Invesco V.I. Value Opportunities	1,773,719

Investments in the Invesco Investment Services (Series II) Sub-Accounts:
Invesco V.I. American Franchise II	2,424,683
Invesco V.I. American Value II	1,576,358
Invesco V.I. Comstock II	7,574,759
Invesco V.I. Core Equity II	241,865
Invesco V.I. Core Plus Bond II	4,466
Invesco V.I. Diversified Dividend II	1,333,568
Invesco V.I. Equity and Income II	1,655,748
Invesco V.I. Global Core Equity II	156,512
Invesco V.I. Government Money Market II*	426
Invesco V.I. Government Securities II	4,559
Invesco V.I. Growth and Income II	4,879,230
Invesco V.I. High Yield II	415,257
Invesco V.I. International Growth II	120,620
Invesco V.I. Managed Volatility II	5,352
Invesco V.I. Mid Cap Core Equity II	87,307
Invesco V.I. Mid Cap Growth II	1,380,074
Invesco V.I. S&P 500 Index II	5,253,229
Invesco V.I. Technology II	447
Invesco V.I. Value Opportunities II	1,185,023

Investment in the Janus Aspen Series Sub-Account:
Forty Portfolio	1,496

Investment in the Lazard Retirement Series, Inc. Sub-Account:
Emerging Markets Equity	1

Investment in the Legg Mason Partners Variable Equity Trust Sub-Account:
ClearBridge Variable Large Cap Value Portfolio I	25

Investments in the Lord Abbett Series Fund Sub-Accounts:
Bond-Debenture	1,041,404
Fundamental Equity	297,550
Growth and Income	512,306
Growth Opportunities	397,457
Mid-Cap Stock	872,041

(*) See Note 2 for disclosure of changes in sub-accounts and to the names of funds during 2016.

ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I
NOTES TO FINANCIAL STATEMENTS

6.	Purchases of Investments (continued)

Purchases
Investments in the MFS Variable Insurance Trust Sub-Accounts:
MFS Growth	$44,638
MFS High Yield	16,878
MFS Investors Trust	96,521
MFS New Discovery	55,295
MFS Research	58,511
MFS Total Return Bond	31,916
MFS Utilities	14,005

Investments in the MFS Variable Insurance Trust (Service Class) Sub-Accounts:
MFS Growth (Service Class)	4,430
MFS Investors Trust (Service Class)	13,147
MFS New Discovery (Service Class)	12,511
MFS Research (Service Class)	3,420
MFS Utilities (Service Class)	50,543

Investments in the Morgan Stanley Variable Investment Series Sub-Accounts:
European Equity	1,254,239
Income Plus	4,151,710
Limited Duration	297,394
Money Market*	1,195,020
Multi Cap Growth	27,908,361

Investments in the Morgan Stanley Variable Investment Series (Class Y Shares) Sub-Accounts:
European Equity (Class Y Shares)	234,487
Income Plus (Class Y Shares)	5,349,042
Limited Duration (Class Y Shares)	868,301
Money Market (Class Y Shares)*	750,821
Multi Cap Growth (Class Y Shares)	8,280,137

Investment in the Neuberger Berman Advisors Management Trust Sub-Account:
AMT Large Cap Value	1,907

Investments in the Oppenheimer Variable Account Funds Sub-Accounts:
Oppenheimer Capital Appreciation	323,634
Oppenheimer Conservative Balanced	102,262
Oppenheimer Core Bond	30,243
Oppenheimer Discovery Mid Cap Growth	46,687
Oppenheimer Global	185,125
Oppenheimer Global Strategic Income	81,889
Oppenheimer Main Street	187,971
Oppenheimer Main Street Small Cap	274,702

Investments in the Oppenheimer Variable Account Funds (Service Shares ("SS"))* Sub-Accounts:
Oppenheimer Capital Appreciation (SS)	2,567,956
Oppenheimer Conservative Balanced (SS)	455,771

(*) See Note 2 for disclosure of changes in sub-accounts and to the names of funds during 2016.

ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I
NOTES TO FINANCIAL STATEMENTS

6.	Purchases of Investments (continued)

Purchases
Investments in the Oppenheimer Variable Account Funds (Service Shares ("SS"))* Sub-Accounts (continued):
Oppenheimer Core Bond (SS)	$1,663,982
Oppenheimer Discovery Mid Cap Growth (SS)	700,239
Oppenheimer Global (SS)	942,161
Oppenheimer Global Strategic Income (SS)	2,771,193
Oppenheimer Main Street (SS)	4,392,968
Oppenheimer Main Street Small Cap (SS)	919,540

Investments in the PIMCO Variable Insurance Trust Sub-Accounts:
Foreign Bond (US Dollar-Hedged)	12
Money Market*	20
PIMCO VIT Total Return	135
PIMCO VIT Commodity Real Return Strategy (Advisor Shares)	49,059
PIMCO VIT Emerging Markets Bond (Advisor Shares)	117,073
PIMCO VIT Real Return (Advisor Shares)	76,152
PIMCO VIT Total Return (Advisor Shares)	883,571

Investments in the ProFunds VP Sub-Accounts:
ProFund VP Financials	42
ProFund VP Large-Cap Value	171,698

Investments in the Putnam Variable Trust Sub-Accounts:
VT American Government Income	826,461
VT Capital Opportunities	318,414
VT Diversified Income	1,437,942
VT Equity Income	4,310,761
VT George Putnam Balanced	3,952,235
VT Global Asset Allocation	2,317,161
VT Global Equity	405,458
VT Global Health Care	3,566,152
VT Global Utilities	1,173,572
VT Government Money Market*	9,936,865
VT Growth and Income	5,927,228
VT Growth Opportunities*	80,444,547
VT High Yield	2,937,967
VT Income	4,187,740
VT International Equity	3,236,446
VT International Growth	266,768
VT International Value	358,166
VT Investors	2,352,787
VT Multi-Cap Growth	7,203,270
VT Multi-Cap Value	1,372,024
VT Research	631,798
VT Small Cap Value	4,313,875
VT Voyager*	4,856,767

(*) See Note 2 for disclosure of changes in sub-accounts and to the names of funds during 2016.

ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I
NOTES TO FINANCIAL STATEMENTS

6.	Purchases of Investments (continued)

Purchases
Investments in the The Universal Institutional Funds, Inc. Sub-Accounts:
Morgan Stanley UIF Core Plus Fixed Income	$31,896
Morgan Stanley UIF Emerging Markets Equity	827,107
Morgan Stanley UIF Global Infrastructure	3,837,134
Morgan Stanley UIF Global Strategist	1,054,135
Morgan Stanley UIF Growth	5,336,151
Morgan Stanley UIF Mid Cap Growth	667,089
Morgan Stanley UIF U.S. Real Estate	469,055

Investments in the The Universal Institutional Funds, Inc. (Class II) Sub-Accounts:
Morgan Stanley UIF Emerging Markets Debt (Class II)	654,162
Morgan Stanley UIF Emerging Markets Equity (Class II)	106,049
Morgan Stanley UIF Global Franchise (Class II)	5,116,891
Morgan Stanley UIF Global Infrastructure (Class II)	985,561
Morgan Stanley UIF Global Strategist (Class II)	277,683
Morgan Stanley UIF Growth (Class II)	1,174,445
Morgan Stanley UIF Mid Cap Growth (Class II)	1,999,627
Morgan Stanley UIF Small Company Growth (Class II)	809,523
Morgan Stanley UIF U.S. Real Estate (Class II)	1,276,136
$421,581,274

ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I
NOTES TO FINANCIAL STATEMENTS

7. Financial Highlights

Allstate Life Insurance Company offers multiple variable annuity contracts through this Account that have unique combinations of features and fees that are assessed to the contractholders. Differences in these fee structures result in various contract expense rates and accumulation unit values which in turn result in various expense and total return ratios.
In the table below, the units, the range of lowest to highest accumulation unit values, the net assets, the investment income ratio, the range of lowest to highest expense ratios assessed by Allstate Life Insurance Company and the corresponding range of total return is presented for each rider option of the sub-accounts that had outstanding units during the period. These ranges of lowest to highest accumulation unit values and total return are based on the product groupings that represent lowest and highest expense ratio amounts. Therefore, some individual contract ratios are not within the ranges presented. The range of the lowest and highest unit fair values disclosed in the Statement of Net Assets may differ from the values disclosed herein because the values in the Statement of Net Assets represent the absolute lowest and highest values without consideration of the corresponding expense ratios.
Items in the following table are notated as follows:

*
Investment Income Ratio - These amounts represent dividends, excluding realized gain distributions, received by the sub-account from the underlying mutual fund, net of management fees assessed by the fund manager, divided by the average net assets. These ratios exclude those expenses that result in a reduction in the accumulation unit values or redemption of units. The recognition of investment income by the sub-account is affected by the timing of the declaration of dividends by the underlying mutual fund in which the sub-account invests. The investment income ratio for each product may differ due to the timing of contract transactions.

Sub-accounts with a date notation indicate the effective date of that investment option in the Account. Consistent with the total return, the investment income ratio is calculated for the period, or from the effective date, through the end of the reporting period. The investment income ratio for closed sub-accounts is calculated from the beginning of period, or from the effective date, through the last day the sub-account was open. The investment income ratio is reported at zero when no dividend is received in the sub-account during the period or the net asset value at the end of the period is zero.

**
Expense Ratio - These amounts represent the annualized contract expenses of the sub-account, consisting of mortality and expense risk charges, and contract administrative expense charges, for each period indicated. The ratios include only those expenses that are charged that result in a reduction in the accumulation unit values. Charges made directly to contractholder accounts through the redemption of units and expenses of the underlying fund have been excluded.

***
Total Return - These amounts represent the total return for the periods indicated, including changes in the value of the underlying fund, and expenses assessed through the reduction in the accumulation unit values. The ratio does not include any expenses assessed through the redemption of units. The total return is calculated as the change in the accumulation unit value during the reporting period, or the effective period if less than the reporting period, divided by the beginning of period accumulation unit value or the accumulation unit value on the effective date.

Since the total return for periods less than one year has not been annualized, the difference between the lowest and the highest total return in the range may be broader if one or both of the total returns relate to a product which was introduced during the reporting year.

ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I
NOTES TO FINANCIAL STATEMENTS

7.    Financial Highlights (continued)

	At December 31,					For the year ended December 31,
		Accumulation
	Units	Unit Value			Net Assets	Investment	Expense Ratio**			Total Return***
	(000s)	Lowest to Highest			(000s)	Income Ratio*	Lowest to Highest			Lowest to Highest
Advanced Series Trust - AST Academic Strategies Asset Allocation
2016	376	$10.08	—	11.53	$4,094	—%	1.15	—	2.60%	3.64	—	5.13%
2015	419	9.72	—	10.97	4,369	—	1.15	—	2.60	(5.67)	—	(4.32)
2014	528	10.31	—	11.46	5,810	—	1.15	—	2.60	1.18	—	2.64
2013	583	10.19	—	11.17	6,288	—	1.15	—	2.60	7.18	—	8.72
2012	667	9.51	—	10.27	6,651	1.09	1.15	—	2.60	9.71	—	11.28

Advanced Series Trust - AST Advanced Strategies
2016	159	12.68	—	14.51	2,193	—	1.15	—	2.60	4.39	—	5.89
2015	168	12.15	—	13.70	2,197	—	1.15	—	2.60	(1.76)	—	(0.34)
2014	201	12.37	—	13.75	2,659	—	1.15	—	2.60	3.42	—	4.90
2013	211	11.96	—	13.10	2,675	—	1.15	—	2.60	13.60	—	15.23
2012	233	10.53	—	11.37	2,580	1.50	1.15	—	2.60	10.76	—	12.35

Advanced Series Trust - AST Balanced Asset Allocation
2016	547	12.46	—	14.06	7,341	—	1.00	—	2.30	3.91	—	5.25
2015	608	11.99	—	13.36	7,794	—	1.00	—	2.30	(0.52)	—	0.74
2014	771	11.90	—	13.43	10,008	—	1.00	—	2.35	1.83	—	5.47
2013	815	11.69	—	12.73	10,076	—	1.00	—	2.35	16.48	—	16.79
2012	853	10.17	—	10.93	9,092	0.97	1.00	—	2.35	11.32	—	12.10

Advanced Series Trust - AST BlackRock Global Strategies
2016	2	11.47	—	11.47	20	—	1.55	—	1.55	5.33	—	5.33
2015	2	10.89	—	10.89	19	—	1.55	—	1.55	(4.48)	—	(4.48)
2014	2	11.40	—	11.40	19	—	1.55	—	1.55	3.29	—	3.29
2013	2	11.03	—	11.03	19	—	1.55	—	1.55	9.16	—	9.16
2012	2	10.11	—	10.11	17	—	1.55	—	1.55	10.18	—	10.18

Advanced Series Trust - AST BlackRock Low Duration Bond
2016	8	11.05	—	11.74	89	—	1.00	—	1.65	(0.01)	—	0.63
2015	8	11.05	—	11.66	89	—	1.00	—	1.65	(1.15)	—	(0.51)
2014	8	11.18	—	11.72	95	—	1.00	—	1.65	(1.72)	—	(1.08)
2013	9	11.37	—	11.85	103	—	1.00	—	1.65	(3.76)	—	(3.14)
2012	10	11.82	—	12.24	116	1.12	1.00	—	1.65	2.99	—	4.34

Advanced Series Trust - AST Bond Portfolio 2018
2016	30	13.36	—	13.82	417	—	1.50	—	1.90	(0.28)	—	0.11
2015	31	13.40	—	13.81	428	—	1.50	—	1.90	(0.68)	—	(0.42)
2014	33	13.46	—	13.90	459	—	1.50	—	1.90	0.09	—	1.14
2013	44	13.44	—	13.75	598	—	1.50	—	1.90	(4.58)	—	(4.52)
2012	46	14.14	—	14.41	660	0.46	1.50	—	1.90	4.11	—	4.15

Advanced Series Trust - AST Bond Portfolio 2019
2016	23	13.38	—	13.96	316	—	1.50	—	2.00	(0.54)	—	(0.05)
2015	23	13.45	—	13.97	318	—	1.50	—	2.00	(0.91)	—	(0.42)
2014	23	13.57	—	14.03	320	—	1.50	—	2.00	2.22	—	2.72
2013	23	13.28	—	13.65	313	—	1.50	—	2.00	(6.70)	—	(6.24)
2012	23	14.23	—	14.56	335	0.87	1.50	—	2.00	3.78	—	4.29

ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I
NOTES TO FINANCIAL STATEMENTS

7.    Financial Highlights (continued)

	At December 31,					For the year ended December 31,
		Accumulation
	Units	Unit Value			Net Assets	Investment	Expense Ratio**			Total Return***
	(000s)	Lowest to Highest			(000s)	Income Ratio*	Lowest to Highest			Lowest to Highest
Advanced Series Trust - AST Bond Portfolio 2022
2016	12	$12.02	—	12.02	$147	—%	1.85	—	1.85%	(0.02)	—	(0.02)%
2015	12	12.02	—	12.02	147	—	1.85	—	1.85	0.24	—	0.24
2014	12	11.99	—	11.99	147	—	1.85	—	1.85	8.36	—	8.36
2013	12	11.07	—	11.07	135	—	1.85	—	1.85	(12.00)	—	(10.51)
2012	44	12.37	—	12.58	558	0.03	1.50	—	2.35	3.41	—	4.28

Advanced Series Trust - AST Bond Portfolio 2023 (fund launched on January 3, 2012)
2016	5	10.40	—	10.40	57	—	1.50	—	1.50	0.40	—	0.40
2015	5	10.36	—	10.36	57	—	1.50	—	1.50	1.19	—	2.69
2014	62	10.09	—	10.24	631	—	1.50	—	2.00	10.41	—	10.95
2013	138	9.14	—	9.23	1,268	—	1.50	—	2.00	(12.40)	—	(11.53)
2012	18	10.43	—	10.43	192	—	1.50	—	1.50	4.33	—	4.33

Advanced Series Trust - AST Bond Portfolio 2024 (fund launched on January 2, 2013)
2016	8	10.08	—	10.08	80	—	1.50	—	1.50	0.40	—	0.40
2015	8	10.04	—	10.04	80	—	1.50	—	1.50	1.32	—	2.32
2014	41	9.81	—	9.91	410	—	1.50	—	2.35	12.73	—	12.90
2013	27	8.70	—	8.78	239	—	1.50	—	2.35	(12.94)	—	(12.21)

Advanced Series Trust - AST Bond Portfolio 2025 (fund launched on January 2, 2014)
2016	—	11.34	—	11.50	—	—	1.50	—	2.00	0.46	—	0.96
2015	94	11.28	—	11.40	1,069	—	1.50	—	2.00	(0.50)	—	0.49
2014	3	11.34	—	11.34	35	—	1.50	—	1.50	13.41	—	13.42

Advanced Series Trust - AST Bond Portfolio 2026 (fund launched on January 2, 2015)
2016	80	9.93	—	10.03	794	—	1.50	—	2.00	0.08	—	0.57
2015	11	9.92	—	9.97	107	—	1.50	—	2.00	0.19	—	0.51

Advanced Series Trust - AST Bond Portfolio 2027 (fund launched on January 4, 2016)
2016	34	9.86	—	9.91	333	—	1.50	—	2.00	(1.37)	—	(0.88)

Advanced Series Trust - AST Capital Growth Asset Allocation
2016	342	12.30	—	13.62	4,411	—	1.15	—	2.25	4.49	—	5.62
2015	403	11.77	—	12.90	4,984	—	1.15	—	2.25	(1.68)	—	(0.61)
2014	514	11.97	—	12.98	6,441	—	1.15	—	2.25	4.64	—	5.78
2013	625	11.44	—	12.27	7,453	—	1.15	—	2.25	19.98	—	21.28
2012	647	9.54	—	10.12	6,390	0.91	1.15	—	2.25	12.43	—	13.15

Advanced Series Trust - AST Cohen & Steers Realty
2016	1	16.26	—	17.04	10	—	1.15	—	1.65	3.12	—	3.62
2015	2	15.77	—	16.44	30	—	1.15	—	1.65	3.65	—	5.82
2014	7	14.90	—	15.86	103	—	1.15	—	1.65	25.53	—	29.42
2013	7	11.87	—	12.26	85	—	1.15	—	1.65	1.96	—	3.38
2012	6	11.70	—	12.02	74	1.82	1.15	—	1.65	14.03	—	15.22

ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I
NOTES TO FINANCIAL STATEMENTS

7.    Financial Highlights (continued)

	At December 31,					For the year ended December 31,
		Accumulation
	Units	Unit Value			Net Assets	Investment	Expense Ratio**			Total Return***
	(000s)	Lowest to Highest			(000s)	Income Ratio*	Lowest to Highest			Lowest to Highest
Advanced Series Trust - AST Defensive Asset Allocation (fund launched on April 29, 2013)
2016	35	$9.97	—	9.97	$350	—%	2.10	—	2.10%	2.42	—	2.42%
2015	69	9.73	—	9.73	673	—	2.10	—	2.10	(2.45)	—	(2.45)
2014	—	—	—	—	—	—	—	—	—	—	—	—
2013	—	—	—	—	—	—	—	—	—	—	—	—

Advanced Series Trust - AST FI Pyramis® Quantitative
2016	127	10.39	—	11.88	1,449	—	1.15	—	2.60	1.61	—	3.07
2015	147	10.22	—	11.53	1,639	—	1.15	—	2.60	(1.57)	—	(0.16)
2014	184	10.39	—	11.55	2,063	—	1.15	—	2.60	0.53	—	1.98
2013	219	10.33	—	11.32	2,402	—	1.15	—	2.60	11.85	—	13.45
2012	263	9.24	—	9.98	2,555	2.14	1.15	—	2.60	7.82	—	9.37

Advanced Series Trust - AST Global Real Estate
2016	<1	12.57	—	13.10	2	—	1.15	—	1.65	(0.74)	—	(0.25)
2015	<1	12.66	—	13.14	3	—	1.15	—	1.65	(1.71)	—	(1.23)
2014	<1	12.88	—	13.30	3	—	1.15	—	1.65	12.07	—	12.63
2013	<1	11.49	—	11.81	3	—	1.15	—	1.65	2.65	—	3.16
2012	<1	11.20	—	11.45	3	1.76	1.15	—	1.65	24.74	—	25.36

Advanced Series Trust - AST Goldman Sachs Large-Cap Value
2016	6	12.37	—	13.57	78	—	1.00	—	2.00	9.36	—	10.44
2015	7	11.31	—	12.29	78	—	1.00	—	2.00	(9.85)	—	(4.52)
2014	1	12.54	—	12.87	12	—	1.15	—	1.50	11.46	—	11.84
2013	1	11.25	—	11.51	11	—	1.15	—	1.50	31.57	—	32.02
2012	1	8.55	—	8.72	8	0.44	1.15	—	1.50	17.89	—	18.30

Advanced Series Trust - AST Goldman Sachs Mid-Cap Growth
2016	6	15.92	—	17.48	100	—	1.00	—	2.00	(0.35)	—	0.64
2015	6	15.98	—	17.37	109	—	1.00	—	2.00	(7.54)	—	(5.58)
2014	3	17.28	—	18.39	59	—	1.15	—	2.00	9.34	—	10.26
2013	3	15.81	—	16.68	55	—	1.15	—	2.00	29.60	—	30.69
2012	3	12.20	—	12.76	42	—	1.15	—	2.00	17.26	—	18.25

Advanced Series Trust - AST Goldman Sachs Multi-Asset
2016	38	11.56	—	12.54	457	—	1.15	—	2.10	2.32	—	4.06
2015	38	11.30	—	12.05	452	—	1.15	—	2.00	(2.86)	—	(2.04)
2014	42	11.63	—	12.30	509	—	1.15	—	2.00	2.00	—	2.86
2013	49	11.40	—	11.96	574	—	1.15	—	2.00	7.66	—	8.57
2012	50	10.59	—	11.01	543	0.62	1.15	—	2.00	7.96	—	8.88

Advanced Series Trust - AST Goldman Sachs Small-Cap Value
2016	<1	22.08	—	23.02	9	—	1.15	—	1.65	22.30	—	22.90
2015	<1	18.05	—	18.73	7	—	1.15	—	1.65	(7.03)	—	(6.57)
2014	<1	19.42	—	20.05	8	—	1.15	—	1.65	5.46	—	5.98
2013	<1	18.41	—	18.92	8	—	1.15	—	1.65	36.56	—	37.23
2012	<1	13.49	—	13.79	6	0.58	1.15	—	1.65	13.81	—	14.37

ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I
NOTES TO FINANCIAL STATEMENTS

7.    Financial Highlights (continued)

	At December 31,					For the year ended December 31,
		Accumulation
	Units	Unit Value			Net Assets	Investment	Expense Ratio**			Total Return***
	(000s)	Lowest to Highest			(000s)	Income Ratio*	Lowest to Highest			Lowest to Highest
Advanced Series Trust - AST Government Money Market
2016	51	$8.70	—	9.55	$458	—%	1.00	—	2.00%	(1.96)	—	(0.99)%
2015	43	8.88	—	9.65	390	—	1.00	—	2.00	(1.24)	—	(0.99)
2014	47	8.99	—	9.74	432	—	1.00	—	2.00	(2.68)	—	(1.00)
2013	45	9.24	—	9.84	422	—	1.00	—	2.00	(1.43)	—	(0.99)
2012	34	9.34	—	9.86	325	0.01	1.15	—	1.85	(2.41)	—	(1.14)

Advanced Series Trust - AST High Yield
2016	2	15.16	—	15.89	28	—	1.00	—	1.15	13.69	—	14.25
2015	3	13.34	—	13.91	47	—	1.00	—	1.50	(4.64)	—	(4.52)
2014	5	13.99	—	14.56	77	—	1.00	—	1.50	0.67	—	1.54
2013	6	13.89	—	14.34	89	—	1.00	—	1.50	5.88	—	6.12
2012	6	13.16	—	13.52	85	6.69	1.00	—	1.50	12.43	—	13.49

Advanced Series Trust - AST Hotchkis & Wiley Large-Cap Value
2016	<1	13.46	—	13.46	1	—	1.15	—	1.15	18.52	—	18.52
2015	<1	11.35	—	11.35	1	—	1.15	—	1.15	(8.89)	—	(8.89)
2014	1	12.46	—	12.46	9	—	1.15	—	1.15	12.45	—	12.45
2013	1	11.08	—	11.08	8	—	1.15	—	1.15	38.27	—	38.27
2012	<1	8.01	—	8.01	6	0.64	1.15	—	1.15	15.55	—	15.55

Advanced Series Trust - AST International Growth
2016	4	8.62	—	9.03	40	—	1.15	—	1.65	(5.34)	—	(4.87)
2015	5	9.10	—	9.49	44	—	1.15	—	1.65	1.47	—	1.97
2014	5	8.97	—	9.31	45	—	1.15	—	1.65	(7.06)	—	(6.60)
2013	5	9.65	—	9.97	49	—	1.15	—	1.65	17.12	—	17.70
2012	6	8.24	—	8.47	51	1.19	1.15	—	1.65	18.41	—	18.99

Advanced Series Trust - AST International Value
2016	6	8.46	—	8.86	51	—	1.15	—	1.65	(1.05)	—	(0.56)
2015	6	8.55	—	8.91	56	—	1.15	—	1.65	(0.33)	—	1.75
2014	7	8.40	—	8.94	58	—	1.15	—	1.65	(10.54)	—	(7.77)
2013	7	9.39	—	9.70	65	—	1.15	—	1.65	18.11	—	19.75
2012	8	7.99	—	8.21	62	2.40	1.15	—	1.65	15.35	—	16.54

Advanced Series Trust - AST Investment Grade Bond
2016	170	15.12	—	16.33	2,682	—	1.15	—	2.05	2.11	—	3.02
2015	205	14.81	—	15.85	3,151	—	1.15	—	2.05	(0.86)	—	0.02
2014	131	14.94	—	15.85	2,026	—	1.15	—	2.05	4.58	—	5.51
2013	169	14.28	—	15.02	2,488	—	1.15	—	2.05	(5.13)	—	(4.28)
2012	307	15.06	—	15.69	4,735	0.80	1.15	—	2.05	7.20	—	8.15

Advanced Series Trust - AST J.P. Morgan Global Thematic
2016	8	13.02	—	13.71	113	—	1.15	—	1.75	3.41	—	4.02
2015	9	12.59	—	13.18	121	—	1.15	—	1.75	(2.75)	—	(2.17)
2014	14	12.95	—	13.47	182	—	1.15	—	1.75	4.53	—	5.15
2013	14	12.39	—	12.81	178	—	1.15	—	1.75	14.96	—	15.07
2012	11	10.76	—	11.14	119	0.58	1.15	—	1.90	12.27	—	12.29

ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I
NOTES TO FINANCIAL STATEMENTS

7.    Financial Highlights (continued)

	At December 31,					For the year ended December 31,
		Accumulation
	Units	Unit Value			Net Assets	Investment	Expense Ratio**			Total Return***
	(000s)	Lowest to Highest			(000s)	Income Ratio*	Lowest to Highest			Lowest to Highest
Advanced Series Trust - AST J.P. Morgan International Equity
2016	5	$8.74	—	9.46	$47	—%	1.15	—	2.00%	(0.06)	—	0.77%
2015	5	8.75	—	9.39	47	—	1.15	—	2.00	(4.70)	—	(3.90)
2014	5	9.18	—	9.77	49	—	1.15	—	2.00	(8.20)	—	(7.43)
2013	5	10.00	—	10.56	53	—	1.15	—	2.00	13.10	—	14.05
2012	5	8.84	—	9.26	49	1.88	1.15	—	2.00	19.51	—	20.52

Advanced Series Trust - AST J.P. Morgan Strategic Opportunities
2016	200	11.13	—	12.73	2,432	—	1.15	—	2.60	1.21	—	2.66
2015	220	11.00	—	12.40	2,621	—	1.15	—	2.60	(2.72)	—	(1.32)
2014	273	11.31	—	12.57	3,310	—	1.15	—	2.60	2.77	—	4.25
2013	285	11.00	—	12.06	3,339	—	1.15	—	2.60	8.22	—	9.77
2012	300	10.17	—	10.98	3,218	1.67	1.15	—	2.60	7.90	—	9.46

Advanced Series Trust - AST Loomis Sayles Large-Cap Growth
2016	10	15.47	—	16.97	170	—	1.00	—	2.00	3.51	—	4.53
2015	12	14.94	—	16.24	182	—	1.00	—	2.00	7.91	—	8.98
2014	12	13.85	—	14.90	172	—	1.00	—	2.00	8.42	—	9.49
2013	10	12.77	—	13.61	133	—	1.00	—	2.00	33.93	—	35.26
2012	10	9.54	—	10.06	98	0.36	1.00	—	2.00	10.06	—	11.88

Advanced Series Trust - AST Lord Abbett Core Fixed Income
2016	4	13.23	—	13.87	51	—	1.00	—	1.50	1.09	—	1.59
2015	4	13.09	—	13.65	54	—	1.00	—	1.50	(2.06)	—	(1.57)
2014	4	13.37	—	13.87	58	—	1.00	—	1.50	4.81	—	5.33
2013	4	12.75	—	13.16	58	—	1.00	—	1.50	(3.45)	—	(2.97)
2012	5	13.21	—	13.57	62	1.05	1.00	—	1.50	4.36	—	5.57

Advanced Series Trust - AST MFS Global Equity
2016	4	14.78	—	15.49	61	—	1.00	—	1.50	5.53	—	6.05
2015	5	14.01	—	14.60	65	—	1.00	—	1.50	(2.92)	—	(2.44)
2014	5	14.43	—	14.97	68	—	1.00	—	1.50	2.10	—	2.60
2013	5	14.13	—	14.59	67	—	1.00	—	1.50	25.75	—	26.37
2012	5	11.24	—	11.54	56	0.97	1.00	—	1.50	21.25	—	22.66

Advanced Series Trust - AST MFS Growth
2016	<1	16.43	—	16.43	4	—	1.15	—	1.15	0.75	—	0.75
2015	<1	16.31	—	16.31	4	—	1.15	—	1.15	6.01	—	6.01
2014	<1	15.38	—	15.38	4	—	1.15	—	1.15	7.47	—	7.47
2013	1	14.31	—	14.31	18	—	1.15	—	1.15	35.15	—	35.15
2012	1	10.59	—	10.59	14	—	1.15	—	1.15	15.75	—	15.75

Advanced Series Trust - AST Neuberger Berman/LSV Mid-Cap Value
2016	1	17.93	—	18.79	27	—	1.15	—	1.65	16.31	—	16.89
2015	2	15.42	—	16.07	24	—	1.15	—	1.65	(7.17)	—	(6.71)
2014	2	16.61	—	17.23	28	—	1.15	—	1.65	12.39	—	12.95
2013	2	14.78	—	15.25	26	—	1.15	—	1.65	39.70	—	40.39
2012	2	10.58	—	10.87	25	0.94	1.15	—	1.65	15.22	—	15.79

ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I
NOTES TO FINANCIAL STATEMENTS

7.    Financial Highlights (continued)

	At December 31,					For the year ended December 31,
		Accumulation
	Units	Unit Value			Net Assets	Investment	Expense Ratio**			Total Return***
	(000s)	Lowest to Highest			(000s)	Income Ratio*	Lowest to Highest			Lowest to Highest
Advanced Series Trust - AST New Discovery Asset Allocation (fund launched on April 30, 2012)
2016	14	$12.20	—	12.54	$173	—%	1.50	—	2.10%	2.18	—	2.78%
2015	14	11.94	—	12.20	172	—	1.50	—	2.10	(4.79)	—	(2.70)
2014	<1	12.54	—	12.54	6	—	1.50	—	1.50	3.58	—	3.58
2013	<1	12.11	—	12.11	3	—	1.50	—	1.50	17.16	—	17.16
2012	1	10.34	—	10.34	6	2.32	1.50	—	1.50	3.37	—	3.37

Advanced Series Trust - AST Parametric Emerging Markets Equity
2016	1	8.37	—	8.72	12	—	1.15	—	1.65	10.54	—	11.08
2015	1	7.57	—	7.85	12	—	1.15	—	1.65	(18.08)	—	(17.67)
2014	2	9.24	—	9.54	14	—	1.15	—	1.65	(6.23)	—	(5.77)
2013	2	9.85	—	10.12	16	—	1.15	—	1.65	(1.41)	—	(0.92)
2012	2	9.99	—	10.22	17	1.57	1.15	—	1.65	16.01	—	16.59

Advanced Series Trust - AST PIMCO Total Return Bond
2016	6	13.22	—	14.05	79	—	1.00	—	1.65	2.54	—	3.20
2015	6	12.89	—	13.61	85	—	1.00	—	1.65	(3.70)	—	(2.00)
2014	8	13.39	—	13.89	109	—	1.15	—	1.65	2.06	—	2.54
2013	9	13.06	—	13.61	114	—	1.00	—	1.65	(2.81)	—	(1.61)
2012	33	13.27	—	14.00	440	2.47	1.00	—	2.00	7.17	—	8.95

Advanced Series Trust - AST Preservation Asset Allocation
2016	439	12.06	—	13.80	5,847	—	1.15	—	2.60	2.85	—	4.33
2015	478	11.73	—	13.23	6,120	—	1.15	—	2.60	(2.40)	—	(1.00)
2014	615	12.02	—	13.36	7,944	—	1.15	—	2.60	3.09	—	4.57
2013	684	11.66	—	12.78	8,487	—	1.15	—	2.60	6.44	—	7.97
2012	752	10.95	—	11.83	8,681	1.14	1.15	—	2.60	7.57	—	9.12

Advanced Series Trust - AST Prudential Growth Allocation
2016	879	10.99	—	12.57	10,655	—	1.15	—	2.60	7.31	—	8.84
2015	937	10.24	—	11.55	10,475	—	1.15	—	2.60	(3.13)	—	(1.74)
2014	826	10.58	—	11.76	9,408	—	1.15	—	2.60	6.43	—	7.95
2013	878	9.94	—	10.89	9,291	—	1.15	—	2.60	14.06	—	15.69
2012	1,112	8.71	—	9.41	10,160	1.72	1.15	—	2.60	10.05	—	11.63

Advanced Series Trust - AST QMA US Equity Alpha
2016	3	16.17	—	17.34	51	—	1.00	—	1.75	12.87	—	13.71
2015	4	14.33	—	15.25	54	—	1.00	—	1.75	1.30	—	2.06
2014	4	14.14	—	14.94	56	—	1.00	—	1.75	15.19	—	16.05
2013	4	12.28	—	12.88	47	—	1.00	—	1.75	30.15	—	31.12
2012	5	9.43	—	9.82	47	0.73	1.00	—	1.75	16.76	—	18.41

Advanced Series Trust - AST RCM World Trends
2016	108	10.95	—	12.44	1,280	—	1.15	—	2.65	2.11	—	3.62
2015	117	10.72	—	12.01	1349	—	1.15	—	2.65	(2.75)	—	(1.30)
2014	130	11.03	—	12.17	1,528	—	1.15	—	2.65	2.42	—	3.94
2013	136	10.77	—	11.71	1,550	—	1.15	—	2.65	9.53	—	11.16
2012	169	9.83	—	10.53	1,741	0.61	1.15	—	2.65	7.43	—	9.02

ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I
NOTES TO FINANCIAL STATEMENTS

7.    Financial Highlights (continued)

	At December 31,					For the year ended December 31,
		Accumulation
	Units	Unit Value			Net Assets	Investment	Expense Ratio**			Total Return***
	(000s)	Lowest to Highest			(000s)	Income Ratio*	Lowest to Highest			Lowest to Highest
Advanced Series Trust - AST Schroders Global Tactical
2016	85	$11.76	—	13.31	$1,096	—%	1.15	—	2.60%	4.11	—	5.60%
2015	89	11.30	—	12.60	1,097	—	1.15	—	2.60	(8.31)	—	(1.67)
2014	44	12.32	—	12.82	561	—	1.15	—	1.75	3.62	—	4.23
2013	43	11.89	—	12.30	520	—	1.15	—	1.75	14.97	—	16.72
2012	38	10.37	—	10.54	402	0.63	1.15	—	1.50	14.39	—	14.58

Advanced Series Trust - AST Small-Cap Growth
2016	<1	18.06	—	18.06	<1	—	1.50	—	1.50	10.42	—	10.42
2015	<1	16.36	—	16.36	1	—	1.50	—	1.50	(0.71)	—	(0.71)
2014	<1	16.47	—	16.47	1	—	1.50	—	1.50	0.03	—	2.28
2013	<1	16.11	—	16.47	4	—	1.15	—	1.50	33.17	—	33.63
2012	<1	12.09	—	12.32	3	—	1.15	—	1.50	10.51	—	10.90

Advanced Series Trust - AST Small-Cap Growth Opportunities
2016	1	14.58	—	15.49	20	—	1.00	—	1.65	5.95	—	6.63
2015	2	13.76	—	14.53	24	—	1.00	—	1.65	(0.31)	—	0.33
2014	2	13.81	—	14.48	26	—	1.00	—	1.65	3.23	—	3.90
2013	2	13.37	—	13.94	25	—	1.00	—	1.65	38.52	—	39.42
2012	2	9.65	—	10.00	20	—	1.00	—	1.65	18.12	—	19.67

Advanced Series Trust - AST Small-Cap Value
2016	2	18.23	—	19.10	36	—	1.15	—	1.65	27.11	—	27.73
2015	2	14.34	—	14.95	29	—	1.15	—	1.65	(5.40)	—	(3.42)
2014	2	14.85	—	15.81	31	—	1.15	—	1.65	0.94	—	4.07
2013	2	14.71	—	15.19	30	—	1.15	—	1.65	35.84	—	37.72
2012	2	10.89	—	11.18	23	0.59	1.15	—	1.65	16.81	—	18.03

Advanced Series Trust - AST Templeton Global Bond
2016	4	11.18	—	11.71	41	—	1.15	—	1.65	2.66	—	3.17
2015	4	10.89	—	11.35	46	—	1.15	—	1.65	(6.17)	—	(5.70)
2014	4	11.61	—	12.04	53	—	1.15	—	1.65	(1.08)	—	(0.59)
2013	5	11.73	—	12.11	56	—	1.15	—	1.65	(5.32)	—	(4.85)
2012	5	12.39	—	12.73	62	1.86	1.15	—	1.65	3.51	—	4.03

Advanced Series Trust - AST T. Rowe Price Asset Allocation
2016	291	12.74	—	14.57	4,049	—	1.15	—	2.60	4.82	—	6.32
2015	359	12.15	—	13.71	4,711	—	1.15	—	2.60	(2.50)	—	(1.10)
2014	445	12.47	—	13.86	5,969	—	1.15	—	2.60	3.19	—	4.67
2013	513	12.08	—	13.24	6,585	—	1.15	—	2.60	13.87	—	15.50
2012	507	10.61	—	11.46	5,669	1.31	1.15	—	2.60	10.61	—	12.20

Advanced Series Trust - AST T. Rowe Price Large-Cap Growth
2016	1	18.90	—	19.53	20	—	1.15	—	1.50	1.18	—	1.53
2015	1	18.68	—	19.23	20	—	1.15	—	1.50	7.96	—	8.34
2014	1	17.30	—	17.75	19	—	1.15	—	1.50	6.74	—	7.11
2013	1	16.21	—	16.57	17	—	1.15	—	1.50	41.89	—	42.39
2012	3	11.42	—	11.64	33	—	1.15	—	1.50	15.84	—	16.24

ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I
NOTES TO FINANCIAL STATEMENTS

7.    Financial Highlights (continued)

	At December 31,					For the year ended December 31,
		Accumulation
	Units	Unit Value			Net Assets	Investment	Expense Ratio**			Total Return***
	(000s)	Lowest to Highest			(000s)	Income Ratio*	Lowest to Highest			Lowest to Highest
Advanced Series Trust - AST T. Rowe Price Natural Resources
2016	5	$8.48	—	8.88	$44	—%	1.15	—	1.65%	22.59	—	23.20%
2015	9	6.92	—	7.21	65	—	1.15	—	1.65	(20.57)	—	(20.17)
2014	11	8.71	—	9.03	101	—	1.15	—	1.65	(9.85)	—	(9.40)
2013	13	9.66	—	9.97	126	—	1.15	—	1.65	13.51	—	14.07
2012	14	8.51	—	8.74	117	0.46	1.15	—	1.65	1.93	—	2.44

Advanced Series Trust - AST Value Equity
2016	1	10.86	—	11.38	16	—	1.15	—	1.65	4.41	—	4.92
2015	2	10.40	—	10.85	16	—	1.15	—	1.65	(7.59)	—	(7.13)
2014	2	11.26	—	11.68	25	—	1.15	—	1.65	(0.09)	—	0.40
2013	2	11.27	—	11.63	25	—	1.15	—	1.65	32.44	—	33.10
2012	3	8.51	—	8.74	22	1.04	1.15	—	1.65	11.56	—	12.11

Advanced Series Trust - AST WEDGE Capital Mid-Cap Value
2016	2	16.03	—	17.35	39	—	1.15	—	2.00	11.76	—	12.70
2015	3	14.35	—	15.40	42	—	1.15	—	2.00	(8.44)	—	(7.67)
2014	3	15.67	—	16.68	46	—	1.15	—	2.00	12.71	—	13.66
2013	3	13.90	—	14.67	41	—	1.15	—	2.00	29.82	—	30.91
2012	3	10.71	—	11.21	31	0.62	1.15	—	2.00	16.08	—	17.06

Advanced Series Trust - AST Wellington Management Hedged Equity
2016	20	10.85	—	11.10	215	—	1.50	—	1.75	4.69	—	4.95
2015	22	10.36	—	10.58	228	—	1.50	—	1.75	(3.06)	—	(2.10)
2014	20	10.69	—	10.81	211	—	1.50	—	1.65	3.79	—	3.94
2013	15	10.30	—	10.40	160	—	1.50	—	1.65	18.54	—	18.72
2012	14	8.69	—	8.76	119	0.29	1.50	—	1.65	9.20	—	9.36

Advanced Series Trust - AST Western Asset Core Plus Bond (fund launched on August 20, 2012)
2016	1	13.39	—	13.39	12	—	1.00	—	1.00	4.11	—	4.11
2015	1	12.86	—	12.86	12	—	1.00	—	1.00	0.23	—	0.23
2014	1	12.83	—	12.83	13	—	1.00	—	1.00	6.13	—	6.13
2013	1	12.09	—	12.09	13	—	1.00	—	1.00	(2.47)	—	(2.47)
2012	1	12.39	—	12.39	13	—	1.00	—	1.00	6.78	—	6.78

Alliance Bernstein Variable Product Series Fund - AB VPS Growth
2016	923	13.36	—	20.83	13,602	—	0.70	—	2.59	(1.75)	—	0.15
2015	1,079	13.34	—	21.20	16,122	—	0.70	—	2.59	6.00	—	8.06
2014	1,324	12.35	—	20.00	18,443	—	0.70	—	2.59	10.04	—	12.18
2013	1,689	11.01	—	18.17	22,404	0.03	0.70	—	2.59	30.26	—	32.79
2012	2,044	8.29	—	13.95	21,048	—	0.70	—	2.59	10.63	—	12.79

Alliance Bernstein Variable Product Series Fund - AB VPS Growth & Income
2016	2,154	20.55	—	25.57	42,440	0.77	0.70	—	2.59	8.20	—	10.30
2015	2,554	18.99	—	23.19	46,289	1.16	0.70	—	2.59	(1.20)	—	0.72
2014	2,985	19.22	—	23.02	54,295	1.07	0.70	—	2.59	6.46	—	8.53
2013	3,790	18.05	—	21.21	64,269	1.16	0.70	—	2.59	31.11	—	33.65
2012	4,652	13.77	—	15.87	59,852	1.36	0.70	—	2.59	14.20	—	16.42

ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I
NOTES TO FINANCIAL STATEMENTS

7.    Financial Highlights (continued)

	At December 31,					For the year ended December 31,
		Accumulation
	Units	Unit Value			Net Assets	Investment	Expense Ratio**			Total Return***
	(000s)	Lowest to Highest			(000s)	Income Ratio*	Lowest to Highest			Lowest to Highest
Alliance Bernstein Variable Product Series Fund - AB VPS International Value
2016	784	$8.86	—	10.34	$7,726	1.03%	1.29	—	2.59%	(3.36)	—	(2.07)%
2015	859	9.16	—	10.56	8,689	2.17	1.29	—	2.59	(0.25)	—	1.08
2014	1,037	9.19	—	10.44	10,427	3.23	1.29	—	2.59	(8.88)	—	(7.67)
2013	1,176	10.08	—	11.31	12,866	5.62	1.29	—	2.59	19.55	—	21.15
2012	1,567	8.43	—	9.34	14,231	1.35	1.29	—	2.59	11.23	—	12.72

Alliance Bernstein Variable Product Series Fund - AB VPS Large Cap Growth
2016	1,099	13.88	—	20.52	13,723	—	0.70	—	2.59	(0.29)	—	1.64
2015	1,229	13.66	—	20.58	15,251	—	0.70	—	2.59	7.98	—	10.08
2014	1,431	11.97	—	19.06	16,401	—	0.94	—	2.59	10.89	—	12.77
2013	1,886	10.61	—	17.19	20,320	—	0.94	—	2.59	31.57	—	33.45
2012	2,204	8.07	—	12.88	17,489	0.03	0.70	—	2.59	13.67	—	15.89

Alliance Bernstein Variable Product Series Fund - AB VPS Small/Mid Cap Value
2016	305	31.37	—	37.60	10,817	0.34	1.29	—	2.59	21.57	—	23.19
2015	354	25.81	—	30.53	10,247	0.53	1.29	—	2.59	(8.14)	—	(6.91)
2014	434	28.09	—	32.79	13,578	0.41	1.29	—	2.59	6.12	—	7.54
2013	647	26.47	—	30.49	18,939	0.42	1.29	—	2.59	34.07	—	35.86
2012	834	19.74	—	22.44	18,040	0.29	1.29	—	2.59	15.39	—	16.94

Alliance Bernstein Variable Product Series Fund - AB VPS Value
2016	48	12.80	—	14.94	682	1.33	1.29	—	2.59	8.42	—	9.86
2015	55	11.81	—	13.60	717	1.84	1.29	—	2.59	(9.57)	—	(8.37)
2014	67	13.06	—	14.84	945	1.55	1.29	—	2.59	7.90	—	9.34
2013	84	12.10	—	13.57	1,089	1.89	1.29	—	2.59	32.96	—	34.73
2012	139	9.10	—	10.08	1,352	1.78	1.29	—	2.59	12.54	—	14.05

American Century Variable Portfolios, Inc. - American Century VP Balanced
2016	—	N/A	—	N/A	—	—	N/A	—	N/A	N/A	—	N/A
2015	—	21.30	—	21.30	—	2.74	1.45	—	1.45	(3.98)	—	(3.98)
2014	1	22.18	—	22.18	12	1.56	1.45	—	1.45	8.27	—	8.27
2013	1	20.48	—	20.48	12	1.63	1.45	—	1.45	15.74	—	15.74
2012	1	17.70	—	17.70	11	2.14	1.45	—	1.45	10.19	—	10.19

American Century Variable Portfolios, Inc. - American Century VP International
2016	<1	16.33	—	16.33	5	1.03	1.45	—	1.45	(6.86)	—	(6.86)
2015	<1	17.53	—	17.53	6	0.38	1.45	—	1.45	(0.69)	—	(0.69)
2014	<1	17.65	—	17.65	6	1.68	1.45	—	1.45	(6.87)	—	(6.87)
2013	<1	18.95	—	18.95	6	1.65	1.45	—	1.45	20.65	—	20.65
2012	<1	15.71	—	15.71	5	0.83	1.45	—	1.45	19.41	—	19.41

Deutsche Variable Series I - Deutsche Bond VIP A
2016	12	16.26	—	16.56	197	5.05	0.70	—	0.80	5.08	—	5.19
2015	12	15.47	—	15.74	181	3.64	0.70	—	0.80	(1.09)	—	(0.99)
2014	19	15.64	—	15.90	299	3.99	0.70	—	0.80	5.78	—	5.89
2013	20	14.79	—	15.01	299	3.38	0.70	—	0.80	(3.81)	—	(3.71)
2012	23	15.37	—	15.59	365	4.45	0.70	—	0.80	6.91	—	7.02

ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I
NOTES TO FINANCIAL STATEMENTS

7.    Financial Highlights (continued)

	At December 31,					For the year ended December 31,
		Accumulation
	Units	Unit Value			Net Assets	Investment	Expense Ratio**			Total Return***
	(000s)	Lowest to Highest			(000s)	Income Ratio*	Lowest to Highest			Lowest to Highest
Deutsche Variable Series I - Deutsche Capital Growth VIP A
2016	56	$22.29	—	22.70	$1,273	0.76%	0.70	—	0.80%	3.41	—	3.52%
2015	57	21.55	—	21.93	1,252	0.66	0.70	—	0.80	7.75	—	7.86
2014	54	20.00	—	20.33	1,086	0.62	0.70	—	0.80	12.07	—	12.18
2013	61	17.85	—	18.12	1,106	1.19	0.70	—	0.80	33.57	—	33.70
2012	69	13.36	—	13.55	928	0.88	0.70	—	0.80	15.12	—	15.24

Deutsche Variable Series I - Deutsche Core Equity VIP A
2016	27	20.53	—	20.91	553	1.34	0.70	—	0.80	9.60	—	9.71
2015	30	18.73	—	19.06	563	0.88	0.70	—	0.80	4.41	—	4.51
2014	34	17.94	—	18.23	617	1.06	0.70	—	0.80	10.93	—	11.04
2013	37	16.17	—	16.42	611	1.25	0.70	—	0.80	36.23	—	36.37
2012	32	11.87	—	12.04	382	1.23	0.70	—	0.80	14.89	—	15.00

Deutsche Variable Series I - Deutsche CROCI® International VIP A
2016	15	10.92	—	11.12	166	10.47	0.70	—	0.80	(0.07)	—	0.03
2015	18	10.93	—	11.12	194	4.24	0.70	—	0.80	(6.24)	—	(6.14)
2014	18	11.65	—	11.84	217	1.96	0.70	—	0.80	(12.47)	—	(12.38)
2013	22	13.31	—	13.52	290	4.65	0.70	—	0.80	19.27	—	19.39
2012	29	11.16	—	11.32	324	2.13	0.70	—	0.80	19.68	—	19.80

Deutsche Variable Series I - Deutsche Global Small Cap VIP A
2016	24	33.82	—	34.44	809	0.39	0.70	—	0.80	0.76	—	0.86
2015	27	33.56	—	34.15	910	1.04	0.70	—	0.80	0.35	—	0.45
2014	31	33.45	—	33.99	1,063	0.84	0.70	—	0.80	(4.90)	—	(4.80)
2013	33	35.17	—	35.71	1,176	0.63	0.70	—	0.80	34.85	—	34.99
2012	38	26.08	—	26.45	1,001	0.67	0.70	—	0.80	14.45	—	14.56

Deutsche Variable Series II - Deutsche Global Income Builder VIP A II
2016	66	15.94	—	16.12	1,064	4.02	0.70	—	0.80	5.96	—	6.07
2015	70	15.04	—	15.20	1,055	3.27	0.70	—	0.80	(2.23)	—	(2.13)
2014	78	15.38	—	15.53	1,204	3.18	0.70	—	0.80	3.00	—	3.10
2013	87	14.93	—	15.07	1,310	2.13	0.70	—	0.80	15.69	—	15.81
2012	97	12.91	—	13.01	1,263	1.55	0.70	—	0.80	12.07	—	12.19

Deutsche Variable Series II - Deutsche Government Money Market VIP A II
2016	18	10.06	—	10.16	183	0.06	0.70	—	0.80	(0.74)	—	(0.64)
2015	17	10.13	—	10.22	177	0.01	0.70	—	0.80	(0.79)	—	(0.69)
2014	16	10.21	—	10.30	163	0.01	0.70	—	0.80	(0.79)	—	(0.69)
2013	16	10.29	—	10.37	169	0.01	0.70	—	0.80	(0.79)	—	(0.69)
2012	17	10.37	—	10.44	173	0.01	0.70	—	0.80	(0.79)	—	(0.69)

Deutsche Variable Series II - Deutsche Small Mid Cap Growth VIP A II
2016	21	19.56	—	19.79	417	—	0.70	—	0.80	8.20	—	8.31
2015	20	18.07	—	18.27	361	—	0.70	—	0.80	(1.69)	—	(1.59)
2014	22	18.38	—	18.56	403	—	0.70	—	0.80	4.85	—	4.96
2013	22	17.53	—	17.69	384	0.12	0.70	—	0.80	41.64	—	41.78
2012	23	12.38	—	12.47	282	—	0.70	—	0.80	13.43	—	13.55

ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I
NOTES TO FINANCIAL STATEMENTS

7.    Financial Highlights (continued)

	At December 31,					For the year ended December 31,
		Accumulation
	Units	Unit Value			Net Assets	Investment	Expense Ratio**			Total Return***
	(000s)	Lowest to Highest			(000s)	Income Ratio*	Lowest to Highest			Lowest to Highest
Dreyfus Socially Responsible Growth Fund, Inc. - Dreyfus Socially Responsible Growth Fund
2016	1	$16.84	—	17.53	$23	1.23%	1.15	—	1.37%	8.88	—	9.11%
2015	1	15.47	—	16.06	21	1.04	1.15	—	1.37	(4.51)	—	(4.30)
2014	1	16.20	—	16.79	22	1.03	1.15	—	1.37	11.91	—	12.16
2013	1	14.48	—	14.97	20	1.25	1.15	—	1.37	32.52	—	32.81
2012	1	10.59	—	11.27	15	0.82	1.15	—	1.59	10.20	—	10.69

Dreyfus Stock Index Fund - Dreyfus Stock Index Fund
2016	10	18.10	—	21.69	214	1.81	1.15	—	1.60	9.92	—	10.43
2015	30	13.83	—	19.64	567	1.81	1.15	—	1.65	(0.55)	—	(0.05)
2014	32	15.99	—	19.65	604	1.74	1.15	—	1.85	11.33	—	12.13
2013	33	14.36	—	17.52	555	1.84	1.15	—	1.85	29.59	—	30.52
2012	35	11.08	—	13.43	451	2.07	1.15	—	1.85	13.59	—	14.41

Dreyfus Variable Investment Fund - VIF Government Money Market
2016	32	9.08	—	11.24	328	0.01	1.15	—	1.85	(1.83)	—	(1.13)
2015	37	9.25	—	11.37	379	—	1.15	—	1.85	(1.85)	—	(1.14)
2014	33	9.43	—	11.50	341	<0.01	1.15	—	1.85	(1.85)	—	(1.14)
2013	40	9.60	—	11.63	425	—	1.15	—	1.85	(1.85)	—	(1.14)
2012	47	9.78	—	11.76	506	—	1.15	—	1.85	(1.85)	—	(1.15)

Dreyfus Variable Investment Fund - VIF Growth & Income
2016	2	15.54	—	21.29	44	1.01	1.15	—	1.65	8.24	—	8.78
2015	4	14.63	—	19.57	72	0.81	1.15	—	1.85	(0.30)	—	0.42
2014	5	16.79	—	19.49	92	0.77	1.15	—	2.00	7.87	—	8.82
2013	5	14.36	—	17.91	90	0.90	1.15	—	2.00	34.05	—	35.22
2012	6	11.61	—	13.25	75	1.37	1.15	—	2.00	15.71	—	16.72

Federated Insurance Series - Federated Government Money Fund II
2016	312	9.08	—	10.86	3,537	—	1.15	—	1.85	(1.84)	—	(1.14)
2015	354	9.25	—	10.99	4,068	—	1.15	—	1.85	(1.85)	—	(1.14)
2014	416	9.43	—	11.11	4,847	—	1.15	—	1.85	(1.85)	—	(1.14)
2013	481	9.60	—	11.24	5,678	—	1.15	—	1.85	(1.85)	—	(1.14)
2012	589	9.79	—	11.37	7,077	—	1.15	—	1.85	(1.86)	—	(1.15)

Fidelity Variable Insurance Products Fund - VIP Contrafund
2016	151	21.32	—	33.08	3,971	0.79	1.15	—	1.65	6.24	—	6.77
2015	160	20.07	—	30.98	3,937	1.00	1.15	—	1.65	(0.98)	—	(0.48)
2014	181	20.26	—	31.13	4,509	0.86	1.15	—	1.65	10.11	—	10.66
2013	238	21.07	—	28.13	5,318	1.05	1.15	—	1.65	29.14	—	29.79
2012	263	14.25	—	21.67	4,535	1.29	1.15	—	1.65	0.03	—	15.08

Fidelity Variable Insurance Products Fund - VIP Equity-Income
2016	28	19.08	—	23.42	616	2.14	1.15	—	1.65	16.09	—	16.67
2015	33	16.43	—	20.07	623	3.00	1.15	—	1.65	(5.54)	—	(5.06)
2014	39	17.39	—	21.15	773	2.74	1.15	—	1.65	6.94	—	7.48
2013	44	16.27	—	19.67	813	2.40	1.15	—	1.65	26.05	—	26.68
2012	54	12.90	—	15.53	784	2.81	1.15	—	1.65	15.38	—	15.96

ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I
NOTES TO FINANCIAL STATEMENTS

7.    Financial Highlights (continued)

	At December 31,					For the year ended December 31,
		Accumulation
	Units	Unit Value			Net Assets	Investment	Expense Ratio**			Total Return***
	(000s)	Lowest to Highest			(000s)	Income Ratio*	Lowest to Highest			Lowest to Highest
Fidelity Variable Insurance Products Fund - VIP Government Money Market (fund launched on April 29, 2016)
2016	2,034	$9.88	—	9.97	$20,183	0.32%	0.70	—	2.05%	(1.21)	—	(0.32)%

Fidelity Variable Insurance Products Fund - VIP Growth
2016	182	11.57	—	20.05	2,872	0.04	1.15	—	1.65	(0.84)	—	(0.35)
2015	201	11.67	—	20.12	3,196	0.25	1.15	—	1.65	5.42	—	5.95
2014	231	11.07	—	18.99	3,462	0.18	1.15	—	1.65	9.48	—	10.03
2013	261	13.10	—	17.26	3,578	0.28	1.15	—	1.65	34.11	—	34.78
2012	281	9.77	—	12.81	2,865	0.60	1.15	—	1.65	12.81	—	13.37

Fidelity Variable Insurance Products Fund - VIP High Income
2016	25	16.49	—	18.40	420	4.88	1.15	—	1.65	12.74	—	13.30
2015	32	14.63	—	16.24	472	6.70	1.15	—	1.65	(5.20)	—	(4.73)
2014	33	15.43	—	17.04	520	5.07	1.15	—	1.65	(0.50)	—	—
2013	43	15.51	—	17.04	674	5.29	1.15	—	1.65	4.21	—	4.74
2012	54	14.88	—	16.27	809	5.02	1.15	—	1.65	12.35	—	12.92

Fidelity Variable Insurance Products Fund - VIP Index 500
2016	181	15.56	—	17.45	3,173	1.35	1.15	—	1.65	10.03	—	10.58
2015	214	14.14	—	15.78	3,406	1.91	1.15	—	1.65	(0.32)	—	0.18
2014	246	14.18	—	15.75	3,923	1.48	1.15	—	1.65	11.71	—	12.27
2013	309	14.03	—	14.31	4,399	1.85	1.15	—	1.65	30.08	—	30.73
2012	350	10.73	—	11.00	3,821	2.01	1.15	—	1.65	14.01	—	14.59

Fidelity Variable Insurance Products Fund - VIP Investment Grade Bond
2016	44	19.00	—	19.67	870	2.21	1.25	—	1.45	3.24	—	3.44
2015	53	18.40	—	19.01	1,015	2.43	1.25	—	1.45	(2.03)	—	(1.83)
2014	63	18.78	—	19.37	1,215	2.20	1.25	—	1.45	4.30	—	4.51
2013	64	18.01	—	18.53	1,186	2.26	1.25	—	1.45	(3.19)	—	(3.00)
2012	71	18.60	—	19.10	1,354	2.18	1.25	—	1.45	4.58	—	6.99

Fidelity Variable Insurance Products Fund - VIP Overseas
2016	52	10.68	—	11.17	646	1.57	1.15	—	1.65	(6.61)	—	(6.15)
2015	45	11.44	—	11.90	591	1.26	1.15	—	1.65	1.93	—	2.44
2014	55	11.22	—	11.61	721	1.10	1.15	—	1.65	(9.58)	—	(9.13)
2013	80	12.78	—	14.78	1,155	1.30	1.15	—	1.65	28.30	—	28.95
2012	84	9.67	—	9.91	946	1.90	1.15	—	1.65	18.76	—	19.36

Fidelity Variable Insurance Products Fund (Service Class 2) - VIP Asset Manager Growth (Service Class 2)
2016	—	14.87	—	14.87	—	—	1.60	—	1.60	0.55	—	0.55
2015	2	14.78	—	14.78	33	1.45	1.60	—	1.60	(1.78)	—	(1.78)
2014	1	15.05	—	15.05	13	0.81	1.60	—	1.60	3.86	—	3.86
2013	1	14.49	—	14.49	13	0.24	1.60	—	1.60	20.14	—	20.14
2012	5	12.06	—	12.43	56	1.17	1.35	—	1.60	13.27	—	13.56

ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I
NOTES TO FINANCIAL STATEMENTS

7.    Financial Highlights (continued)

	At December 31,					For the year ended December 31,
		Accumulation
	Units	Unit Value			Net Assets	Investment	Expense Ratio**			Total Return***
	(000s)	Lowest to Highest			(000s)	Income Ratio*	Lowest to Highest			Lowest to Highest
Fidelity Variable Insurance Products Fund (Service Class 2) - VIP Contrafund (Service Class 2)
2016	1,618	$17.19	—	18.75	$29,795	0.57%	1.29	—	2.59%	4.95	—	6.34%
2015	1,914	16.16	—	17.87	33,278	0.74	1.29	—	2.59	(2.19)	—	(0.88)
2014	2,424	16.30	—	18.27	43,004	0.66	1.29	—	2.59	8.76	—	10.21
2013	3,152	14.79	—	16.80	50,943	0.76	1.29	—	2.59	27.56	—	29.26
2012	4,188	11.44	—	13.17	52,723	1.06	1.29	—	2.59	13.13	—	14.64

Fidelity Variable Insurance Products Fund (Service Class 2) - VIP Equity-Income (Service Class 2)
2016	27	17.05	—	18.46	487	1.97	1.35	—	1.85	15.54	—	16.12
2015	33	14.75	—	15.89	507	2.84	1.35	—	1.85	(6.01)	—	(5.53)
2014	37	16.83	—	17.51	617	2.58	1.35	—	2.00	6.31	—	7.02
2013	41	15.72	—	16.47	640	2.11	1.35	—	2.00	25.27	—	26.10
2012	54	12.47	—	13.15	662	2.79	1.35	—	2.00	14.71	—	15.47

Fidelity Variable Insurance Products Fund (Service Class 2) - VIP Freedom 2010 Portfolio (Service Class 2)
2016	306	12.96	—	14.30	4,237	1.29	1.29	—	2.19	2.93	—	3.88
2015	306	12.17	—	13.76	4,060	1.59	1.29	—	2.54	(3.06)	—	(1.81)
2014	317	12.55	—	14.02	4,308	1.18	1.29	—	2.54	1.56	—	2.87
2013	438	12.36	—	13.63	5,815	1.20	1.29	—	2.54	10.32	—	11.74
2012	659	11.20	—	12.19	7,849	1.60	1.29	—	2.54	8.74	—	10.14

Fidelity Variable Insurance Products Fund (Service Class 2) - VIP Freedom 2020 Portfolio (Service Class 2)
2016	220	12.79	—	14.26	3,014	1.27	1.29	—	2.29	3.39	—	4.44
2015	268	12.37	—	13.66	3,539	1.57	1.29	—	2.29	(2.74)	—	(1.74)
2014	290	12.72	—	13.90	3,912	1.22	1.29	—	2.29	2.20	—	3.25
2013	397	12.45	—	13.46	5,203	1.42	1.29	—	2.29	12.99	—	14.14
2012	499	11.02	—	11.79	5,753	1.70	1.29	—	2.29	10.48	—	11.61

Fidelity Variable Insurance Products Fund (Service Class 2) - VIP Freedom 2030 Portfolio (Service Class 2)
2016	107	13.61	—	14.53	1,501	1.18	1.29	—	1.89	4.37	—	5.01
2015	114	13.04	—	13.84	1,528	1.25	1.29	—	1.89	(2.41)	—	(1.81)
2014	158	13.37	—	14.09	2,173	1.21	1.29	—	1.89	2.76	—	3.39
2013	197	13.01	—	13.63	2,623	1.45	1.29	—	1.89	19.11	—	19.84
2012	219	10.92	—	11.37	2,448	1.98	1.29	—	1.89	13.00	—	13.69

Fidelity Variable Insurance Products Fund (Service Class 2) - VIP Freedom Income Portfolio (Service Class 2)
2016	63	11.55	—	12.88	780	0.85	1.29	—	2.29	1.79	—	2.83
2015	123	11.46	—	12.52	1,498	1.19	1.29	—	2.19	(2.75)	—	(1.85)
2014	120	11.78	—	12.76	1,487	1.13	1.29	—	2.19	1.27	—	2.20
2013	152	11.64	—	12.48	1,856	1.09	1.29	—	2.19	2.90	—	3.85
2012	207	11.31	—	12.02	2,445	1.06	1.29	—	2.19	4.53	—	4.88

Fidelity Variable Insurance Products Fund (Service Class 2) - VIP Government Money Market (Service Class 2)
2016	3,027	8.47	—	9.17	28,836	0.02	1.25	—	2.59	(2.57)	—	(1.23)
2015	751	8.69	—	9.28	7,087	0.01	1.25	—	2.59	(2.58)	—	(1.23)
2014	880	8.92	—	9.40	8,471	0.01	1.25	—	2.59	(2.58)	—	(1.23)
2013	961	9.16	—	9.52	9,439	0.01	1.25	—	2.59	(2.58)	—	(1.23)
2012	1,363	9.40	—	9.64	13,578	0.01	1.25	—	2.59	(2.59)	—	(1.24)

ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I
NOTES TO FINANCIAL STATEMENTS

7.    Financial Highlights (continued)

	At December 31,					For the year ended December 31,
		Accumulation
	Units	Unit Value			Net Assets	Investment	Expense Ratio**			Total Return***
	(000s)	Lowest to Highest			(000s)	Income Ratio*	Lowest to Highest			Lowest to Highest
Fidelity Variable Insurance Products Fund (Service Class 2) - VIP Growth (Service Class 2)
2016	7	$13.75	—	14.89	$105	—%	1.35	—	1.85%	(1.31)	—	(0.80)%
2015	10	13.93	—	15.01	145	0.03	1.35	—	1.85	4.93	—	5.46
2014	11	13.28	—	14.23	158	—	1.35	—	1.85	8.96	—	9.51
2013	11	12.19	—	13.00	145	0.05	1.35	—	1.85	33.49	—	34.17
2012	12	9.13	—	9.69	117	0.35	1.35	—	1.85	12.28	—	12.85

Fidelity Variable Insurance Products Fund (Service Class 2) - VIP Growth & Income (Service Class 2)
2016	258	17.50	—	20.43	5,000	1.47	1.29	—	2.59	12.82	—	14.32
2015	294	15.51	—	17.87	5,018	1.78	1.29	—	2.59	(5.06)	—	(3.80)
2014	356	16.34	—	18.58	6,354	1.02	1.29	—	2.59	7.37	—	8.81
2013	761	15.22	—	17.07	12,624	1.61	1.29	—	2.59	29.80	—	31.53
2012	906	11.72	—	12.98	11,479	2.01	1.29	—	2.59	15.18	—	16.72

Fidelity Variable Insurance Products Fund (Service Class 2) - VIP Growth Opportunities (Service Class 2) (fund launched on April 24, 2015)
2016	72	16.71	—	18.94	1,323	0.05	1.29	—	2.44	(2.37)	—	(1.22)
2015	76	17.12	—	19.18	1,414	0.01	1.29	—	2.44	(3.00)	—	(2.21)

Fidelity Variable Insurance Products Fund (Service Class 2) - VIP High Income (Service Class 2)
2016	140	15.27	—	17.50	2,368	4.67	1.29	—	2.44	11.39	—	12.70
2015	187	13.70	—	15.53	2,836	5.80	1.29	—	2.44	(6.21)	—	(5.11)
2014	238	14.61	—	16.37	3,846	5.00	1.29	—	2.44	(1.56)	—	(0.40)
2013	307	14.84	—	16.43	4,993	5.35	1.29	—	2.44	3.12	—	4.33
2012	365	14.39	—	15.75	5,701	5.34	1.29	—	2.44	11.18	—	12.50

Fidelity Variable Insurance Products Fund (Service Class 2) - VIP Index 500 (Service Class 2)
2016	710	15.97	—	18.10	12,335	1.59	1.29	—	2.44	8.87	—	10.15
2015	482	14.67	—	16.43	7,647	1.81	1.29	—	2.44	(1.38)	—	(0.22)
2014	499	14.87	—	16.47	7,965	1.31	1.29	—	2.44	10.52	—	11.83
2013	644	13.46	—	14.73	9,263	1.82	1.29	—	2.44	28.69	—	30.21
2012	598	10.46	—	11.31	6,649	1.86	1.29	—	2.44	12.80	—	14.14

Fidelity Variable Insurance Products Fund (Service Class 2) - VIP Investment Grade Bond (Service Class 2)
2016	<1	15.31	—	15.31	1	1.68	1.50	—	1.50	2.91	—	2.91
2015	<1	14.87	—	14.87	1	1.99	1.50	—	1.50	(2.34)	—	(2.34)
2014	<1	15.23	—	15.23	1	1.71	1.50	—	1.50	4.03	—	4.03
2013	<1	14.64	—	14.64	2	2.40	1.50	—	1.50	(3.54)	—	(3.54)
2012	<1	15.18	—	15.18	2	2.19	1.50	—	1.50	4.02	—	4.02

Fidelity Variable Insurance Products Fund (Service Class 2) - VIP Mid Cap (Service Class 2)
2016	500	15.55	—	17.63	9,594	0.30	1.29	—	2.44	(18.79)	—	10.48
2015	550	14.24	—	15.95	9,630	0.24	1.29	—	2.44	(4.03)	—	(2.90)
2014	672	16.43	—	19.95	12,151	0.02	1.29	—	2.44	3.44	—	4.66
2013	869	15.70	—	19.29	15,307	0.26	1.29	—	2.44	34.12	—	34.13
2012	1,098	11.70	—	14.38	14,508	0.37	1.29	—	2.59	11.59	—	13.08

ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I
NOTES TO FINANCIAL STATEMENTS

7.    Financial Highlights (continued)

	At December 31,					For the year ended December 31,
		Accumulation
	Units	Unit Value			Net Assets	Investment	Expense Ratio**			Total Return***
	(000s)	Lowest to Highest			(000s)	Income Ratio*	Lowest to Highest			Lowest to Highest
Fidelity Variable Insurance Products Fund (Service Class 2) - VIP Overseas (Service Class 2)
2016	<1	$12.85	—	17.37	$7	0.51%	1.35	—	1.80%	(6.97)	—	(6.54)%
2015	2	12.76	—	13.75	28	1.07	1.35	—	1.85	1.39	—	1.90
2014	2	12.59	—	13.49	34	1.07	1.35	—	1.85	(9.99)	—	(9.53)
2013	3	13.98	—	14.91	41	1.10	1.35	—	1.85	27.76	—	28.41
2012	3	10.95	—	11.61	33	1.65	1.35	—	1.85	18.15	—	18.75

Franklin Templeton Variable Insurance Products Trust - Franklin Flex Cap Growth VIP
2016	75	16.10	—	17.91	1,275	—	1.29	—	2.19	(5.01)	—	(4.14)
2015	85	16.58	—	18.69	1,517	—	1.29	—	2.39	1.87	—	3.02
2014	107	16.27	—	18.14	1,855	—	1.29	—	2.39	3.57	—	4.74
2013	140	15.71	—	17.32	2,339	—	1.29	—	2.39	35.71	—	36.33
2012	211	11.53	—	12.76	2,621	—	1.29	—	2.59	6.43	—	7.85

Franklin Templeton Variable Insurance Products Trust - Franklin Growth and Income VIP
2016	833	21.08	—	25.23	20,050	2.56	1.29	—	2.54	8.80	—	10.19
2015	993	18.98	—	22.90	21,787	3.32	1.29	—	2.69	(3.57)	—	(2.19)
2014	1,199	19.69	—	23.41	27,038	2.44	1.29	—	2.69	6.20	—	7.73
2013	1,486	18.54	—	21.73	31,193	2.61	1.29	—	2.69	26.12	—	27.93
2012	1,922	14.70	—	16.99	31,623	2.92	1.29	—	2.69	9.21	—	10.78

Franklin Templeton Variable Insurance Products Trust - Franklin High Income VIP
2016	415	15.43	—	18.29	7,228	6.93	1.28	—	2.59	13.93	—	15.47
2015	478	13.54	—	15.84	7,242	6.99	1.28	—	2.59	(11.48)	—	(10.28)
2014	535	15.30	—	17.65	9,073	6.11	1.28	—	2.59	(2.61)	—	(1.30)
2013	595	15.71	—	17.89	10,280	7.20	1.28	—	2.59	5.04	—	6.46
2012	692	14.95	—	16.80	11,252	7.10	1.28	—	2.59	12.56	—	14.09

Franklin Templeton Variable Insurance Products Trust - Franklin Income VIP
2016	4,475	15.91	—	18.86	80,938	4.92	1.28	—	2.59	11.08	—	12.58
2015	5,254	14.32	—	16.75	84,741	4.66	1.28	—	2.59	(9.46)	—	(8.24)
2014	6,536	15.82	—	18.25	115,409	5.20	1.28	—	2.59	1.91	—	3.29
2013	7,996	15.52	—	17.67	137,214	6.35	1.28	—	2.59	10.99	—	12.49
2012	9,738	13.98	—	15.71	149,063	6.56	1.28	—	2.59	9.73	—	11.22

Franklin Templeton Variable Insurance Products Trust - Franklin Large Cap Growth VIP
2016	1,235	14.45	—	16.89	20,021	—	1.29	—	2.54	(4.28)	—	(3.06)
2015	1,390	15.10	—	17.43	23,336	0.28	1.29	—	2.54	2.94	—	4.26
2014	1,756	14.67	—	16.71	28,433	1.12	1.29	—	2.54	9.60	—	11.01
2013	2,324	13.38	—	15.06	34,052	1.07	1.29	—	2.54	25.37	—	26.98
2012	3,073	10.67	—	11.86	35,616	0.84	1.29	—	2.54	9.51	—	10.92

Franklin Templeton Variable Insurance Products Trust - Franklin Mutual Global Discovery VIP
2016	564	15.00	—	17.18	9,939	1.74	1.29	—	2.54	9.33	—	10.73
2015	805	13.72	—	15.52	12,657	2.76	1.29	—	2.54	(6.10)	—	(4.89)
2014	934	14.61	—	16.31	15,527	2.07	1.29	—	2.54	3.02	—	4.34
2013	1,099	14.12	—	15.64	17,621	2.10	1.29	—	2.59	23.89	—	25.97
2012	1,257	11.40	—	12.41	16,188	2.51	1.29	—	2.54	10.47	—	11.89

ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I
NOTES TO FINANCIAL STATEMENTS

7.    Financial Highlights (continued)

	At December 31,					For the year ended December 31,
		Accumulation
	Units	Unit Value			Net Assets	Investment	Expense Ratio**			Total Return***
	(000s)	Lowest to Highest			(000s)	Income Ratio*	Lowest to Highest			Lowest to Highest
Franklin Templeton Variable Insurance Products Trust - Franklin Mutual Shares VIP
2016	2,220	$20.31	—	31.96	$48,025	1.89%	1.15	—	2.69%	12.95	—	14.73%
2015	2,586	17.98	—	27.85	49,294	3.02	1.15	—	2.69	(7.49)	—	(6.02)
2014	3,196	19.43	—	29.64	65,115	1.96	1.15	—	2.69	4.24	—	5.90
2013	3,925	18.64	—	27.99	75,874	2.03	1.15	—	2.69	24.81	—	26.79
2012	5,070	14.94	—	22.07	77,900	2.02	1.15	—	2.69	11.16	—	12.93

Franklin Templeton Variable Insurance Products Trust - Franklin Small Cap Value VIP
2016	610	23.52	—	32.46	21,251	0.80	1.28	—	2.69	26.70	—	28.54
2015	751	18.30	—	25.62	20,589	0.64	1.28	—	2.69	(9.88)	—	(8.56)
2014	879	20.01	—	28.43	26,531	0.62	1.28	—	2.69	(2.14)	—	(0.71)
2013	1,109	20.16	—	29.05	33,819	1.33	1.28	—	2.69	32.58	—	34.51
2012	1,414	14.99	—	21.91	32,367	0.79	1.28	—	2.69	15.20	—	16.88

Franklin Templeton Variable Insurance Products Trust - Franklin Small-Mid Cap Growth VIP
2016	22	26.83	—	34.22	648	—	1.15	—	2.34	1.74	—	2.98
2015	33	26.37	—	33.23	880	—	1.15	—	2.34	(4.94)	—	(3.77)
2014	39	27.74	—	34.53	1,067	—	1.15	—	2.34	4.96	—	6.24
2013	45	26.43	—	32.50	1,155	—	1.15	—	2.34	34.92	—	36.58
2012	78	19.59	—	23.80	1,559	—	1.15	—	2.34	8.25	—	9.58

Franklin Templeton Variable Insurance Products Trust - Franklin U.S. Government Securities VIP
2016	923	10.71	—	12.83	11,396	2.49	1.29	—	2.69	(2.04)	—	(0.63)
2015	1,008	10.93	—	12.91	12,578	2.54	1.29	—	2.69	(2.23)	—	(0.82)
2014	1,230	11.18	—	13.02	15,521	2.61	1.29	—	2.69	0.60	—	2.05
2013	1,541	11.11	—	12.76	19,112	2.81	1.29	—	2.69	(4.87)	—	(3.50)
2012	2,156	11.68	—	13.22	27,760	2.75	1.29	—	2.69	(0.86)	—	0.57

Franklin Templeton Variable Insurance Products Trust - Templeton Developing Markets VIP
2016	259	19.60	—	24.78	7,229	0.86	1.15	—	2.49	14.53	—	16.10
2015	324	16.89	—	21.63	7,835	2.05	1.15	—	2.49	(21.61)	—	(20.52)
2014	352	21.25	—	27.60	10,815	1.49	1.15	—	2.49	(10.67)	—	(9.44)
2013	429	23.46	—	30.89	14,605	1.95	1.15	—	2.49	(3.39)	—	(2.20)
2012	528	31.98	—	36.19	18,473	1.38	1.29	—	2.49	10.34	—	11.70

Franklin Templeton Variable Insurance Products Trust - Templeton Foreign VIP
2016	2,477	15.35	—	17.73	44,078	1.88	1.15	—	2.69	4.30	—	5.95
2015	2,875	14.49	—	17.00	48,853	3.33	1.15	—	2.69	(9.01)	—	(7.56)
2014	3,435	15.67	—	18.68	63,482	1.87	1.15	—	2.69	(13.52)	—	(12.15)
2013	4,142	17.84	—	21.60	86,941	2.39	1.15	—	2.69	19.66	—	21.56
2012	5,152	14.68	—	18.05	89,891	2.99	1.15	—	2.69	15.05	—	16.88

Franklin Templeton Variable Insurance Products Trust - Templeton Global Bond VIP
2016	36	22.30	—	33.56	1,011	—	1.15	—	2.24	0.64	—	1.76
2015	45	22.16	—	32.98	1,220	7.86	1.15	—	2.24	(6.45)	—	(5.40)
2014	50	23.68	—	34.86	1,426	5.58	1.15	—	2.24	(0.45)	—	0.67
2013	59	23.79	—	34.63	1,667	4.56	1.15	—	2.24	(0.65)	—	0.47
2012	70	23.95	—	34.47	1,971	6.11	1.15	—	2.24	12.48	—	13.75

ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I
NOTES TO FINANCIAL STATEMENTS

7.    Financial Highlights (continued)

	At December 31,					For the year ended December 31,
		Accumulation
	Units	Unit Value			Net Assets	Investment	Expense Ratio**			Total Return***
	(000s)	Lowest to Highest			(000s)	Income Ratio*	Lowest to Highest			Lowest to Highest
Franklin Templeton Variable Insurance Products Trust - Templeton Growth VIP
2016	30	$14.79	—	22.56	$637	1.83%	1.15	—	1.85%	7.60	—	8.37%
2015	40	13.75	—	20.82	791	2.61	1.15	—	1.85	(8.22)	—	(7.56)
2014	45	14.98	—	22.52	956	1.42	1.15	—	1.85	(4.61)	—	(3.93)
2013	50	15.70	—	23.44	1,111	2.63	1.15	—	1.85	28.40	—	29.33
2012	56	12.23	—	18.13	949	2.20	1.15	—	1.85	18.82	—	19.68

Goldman Sachs Variable Insurance Trust - VIT Large Cap Value
2016	146	14.92	—	17.42	2,417	2.04	1.29	—	2.59	8.70	—	10.15
2015	173	13.73	—	15.81	2,612	1.36	1.29	—	2.59	(6.89)	—	(5.65)
2014	204	14.74	—	16.76	3,282	1.28	1.29	—	2.59	10.01	—	11.48
2013	264	13.40	—	15.04	3,836	1.14	1.29	—	2.59	29.78	—	31.51
2012	367	10.33	—	11.43	4,086	1.37	1.29	—	2.59	16.04	—	17.59

Goldman Sachs Variable Insurance Trust - VIT Mid Cap Value
2016	109	19.01	—	21.41	2,256	1.27	1.29	—	2.29	10.94	—	12.07
2015	126	16.95	—	19.11	2,333	0.39	1.29	—	2.39	(11.41)	—	(10.41)
2014	142	19.14	—	21.33	2,947	0.89	1.29	—	2.39	10.86	—	12.11
2013	192	17.26	—	19.03	3,553	0.76	1.29	—	2.39	31.18	—	31.78
2012	271	13.10	—	14.50	3,850	1.09	1.29	—	2.59	15.39	—	16.94

Goldman Sachs Variable Insurance Trust - VIT Small Cap Equity Insights
2016	231	17.23	—	33.82	4,450	1.08	1.15	—	2.59	20.02	—	21.80
2015	278	14.36	—	27.77	4,420	0.27	1.15	—	2.59	(4.66)	—	(3.25)
2014	354	15.06	—	28.70	5,940	0.64	1.15	—	2.59	4.16	—	5.71
2013	549	14.46	—	27.15	8,757	0.93	1.15	—	2.59	32.11	—	34.07
2012	707	10.94	—	20.25	8,438	1.12	1.15	—	2.59	9.90	—	11.54

Goldman Sachs Variable Insurance Trust - VIT Strategic Growth
2016	<1	12.78	—	19.32	7	0.28	1.37	—	1.65	0.32	—	0.60
2015	1	12.74	—	19.94	24	0.36	1.15	—	1.65	1.70	—	2.21
2014	1	12.52	—	19.51	24	0.38	1.15	—	1.65	11.78	—	12.34
2013	1	11.20	—	17.36	21	0.41	1.15	—	1.65	30.25	—	30.91
2012	1	8.60	—	13.26	16	0.68	1.15	—	1.65	17.92	—	18.51

Goldman Sachs Variable Insurance Trust - VIT U.S. Equity Insights
2016	202	16.90	—	19.72	3,803	1.24	1.29	—	2.59	7.87	—	9.31
2015	235	15.66	—	18.04	4,062	1.32	1.29	—	2.59	(2.78)	—	(1.48)
2014	279	16.11	—	18.32	4,935	1.28	1.29	—	2.59	13.35	—	14.86
2013	375	14.21	—	15.95	5,793	1.04	1.29	—	2.59	33.96	—	35.75
2012	541	10.61	—	11.75	6,183	1.73	1.29	—	2.59	11.49	—	12.98

ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I
NOTES TO FINANCIAL STATEMENTS

7.    Financial Highlights (continued)

	At December 31,					For the year ended December 31,
		Accumulation
	Units	Unit Value			Net Assets	Investment	Expense Ratio**			Total Return***
	(000s)	Lowest to Highest			(000s)	Income Ratio*	Lowest to Highest			Lowest to Highest
Invesco Investment Services - Invesco V.I. American Franchise
2016	4,454	$11.55	—	17.04	$69,719	—%	0.70	—	2.30%	(0.05)	—	1.56%
2015	5,004	11.37	—	17.05	77,713	—	0.70	—	2.30	2.62	—	4.27
2014	5,740	10.90	—	16.61	86,128	0.04	0.70	—	2.30	5.97	—	7.68
2013	6,845	10.12	—	15.68	93,981	0.42	0.70	—	2.30	36.95	—	39.16
2012	7,873	7.28	—	11.45	78,332	—	0.70	—	2.30	11.14	—	12.94

Invesco Investment Services - Invesco V.I. American Value
2016	1,422	21.64	—	31.26	33,851	0.34	0.70	—	2.69	12.40	—	14.69
2015	1,643	19.25	—	27.26	34,489	0.31	0.70	—	2.69	(11.57)	—	(9.76)
2014	1,921	21.77	—	30.21	45,106	0.44	0.70	—	2.69	6.80	—	8.99
2013	2,294	20.38	—	27.72	49,879	0.65	0.70	—	2.69	30.66	—	33.33
2012	2,761	15.60	—	20.79	45,487	0.70	0.70	—	2.69	14.14	—	16.49

Invesco Investment Services - Invesco V.I. Comstock
2016	1,038	19.83	—	24.85	23,184	1.45	0.70	—	2.30	14.64	—	16.48
2015	1,224	17.30	—	21.33	23,660	1.93	0.70	—	2.30	(8.12)	—	(6.64)
2014	1,429	18.82	—	22.85	29,816	1.31	0.70	—	2.30	6.90	—	8.62
2013	1,699	17.61	—	21.03	32,923	1.63	0.70	—	2.30	32.88	—	35.03
2012	2,038	13.25	—	15.58	29,458	1.69	0.70	—	2.30	16.52	—	18.40

Invesco Investment Services - Invesco V.I. Core Equity
2016	3,186	15.15	—	17.78	65,415	0.74	0.70	—	2.20	7.87	—	9.50
2015	3,613	14.04	—	16.23	68,288	1.11	0.70	—	2.20	(7.82)	—	(6.43)
2014	4,153	15.23	—	17.35	84,651	0.83	0.70	—	2.20	5.79	—	7.39
2013	4,780	14.40	—	16.15	90,978	1.39	0.70	—	2.20	26.44	—	28.35
2012	5,459	11.39	—	12.59	81,396	0.97	0.70	—	2.20	11.40	—	13.09

Invesco Investment Services - Invesco V.I. Core Plus Bond
2016	424	13.73	—	14.91	6,381	4.14	1.10	—	1.85	4.69	—	5.49
2015	459	13.11	—	14.13	6,559	4.49	1.10	—	1.85	(2.21)	—	(1.46)
2014	555	13.41	—	14.34	8,064	4.98	1.10	—	1.85	6.03	—	6.85
2013	624	12.64	—	13.42	8,506	4.53	1.10	—	1.85	(1.80)	—	(1.04)
2012	731	12.88	—	13.57	10,091	4.66	1.10	—	1.85	8.66	—	9.50

Invesco Investment Services - Invesco V.I. Diversified Dividend
2016	2,662	17.95	—	23.64	136,356	1.26	0.70	—	2.05	12.49	—	14.01
2015	2,963	15.96	—	20.73	134,666	1.67	0.70	—	2.05	—	—	1.35
2014	3,399	15.96	—	20.45	152,078	1.66	0.70	—	2.05	10.54	—	12.04
2013	3,919	14.44	—	18.26	157,003	2.28	0.70	—	2.05	28.38	—	30.12
2012	4,565	11.25	—	14.03	141,411	2.02	0.70	—	2.05	16.31	—	17.90

Invesco Investment Services - Invesco V.I. Equity and Income
2016	1,180	21.12	—	25.76	23,419	1.83	0.83	—	1.98	12.87	—	14.18
2015	1,281	18.71	—	22.56	22,516	2.58	0.83	—	1.98	(4.21)	—	(3.10)
2014	1,488	19.54	—	23.28	27,029	1.73	0.83	—	1.98	6.90	—	8.13
2013	1,670	18.28	—	21.92	28,119	1.59	0.70	—	1.98	23.77	—	24.31
2012	1,888	14.77	—	17.64	25,806	1.87	0.70	—	2.05	10.29	—	11.79

ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I
NOTES TO FINANCIAL STATEMENTS

7.    Financial Highlights (continued)

	At December 31,					For the year ended December 31,
		Accumulation
	Units	Unit Value			Net Assets	Investment	Expense Ratio**			Total Return***
	(000s)	Lowest to Highest			(000s)	Income Ratio*	Lowest to Highest			Lowest to Highest
Invesco Investment Services - Invesco V.I. Global Core Equity
2016	1,146	$13.02	—	16.68	$25,767	1.00%	0.70	—	2.05%	4.65	—	6.07%
2015	1,303	12.44	—	15.72	27,860	1.35	0.70	—	2.05	(3.42)	—	(2.11)
2014	1,498	12.88	—	16.06	32,900	1.96	0.70	—	2.05	(1.35)	—	(0.01)
2013	1,754	13.06	—	16.06	38,615	1.91	0.70	—	2.05	20.02	—	21.65
2012	2,028	10.88	—	13.20	36,934	2.45	0.70	—	2.05	11.44	—	12.95

Invesco Investment Services - Invesco V.I. Government Money Market
2016	351	9.50	—	11.31	3,851	0.09	1.10	—	1.70	(1.59)	—	(1.00)
2015	447	9.66	—	11.42	4,944	0.01	1.10	—	1.70	(1.67)	—	(1.08)
2014	517	9.82	—	11.55	5,842	0.01	1.10	—	1.70	(1.67)	—	(1.08)
2013	718	9.99	—	11.67	8,195	0.03	1.10	—	1.70	(1.65)	—	(1.06)
2012	904	10.16	—	11.80	10,400	0.03	1.10	—	1.70	(1.66)	—	(1.07)

Invesco Investment Services - Invesco V.I. Government Securities
2016	433	14.84	—	16.94	7,013	1.99	1.10	—	1.70	(0.47)	—	0.12
2015	473	14.91	—	16.92	7,655	2.16	1.10	—	1.70	(1.35)	—	(0.75)
2014	526	15.11	—	17.04	8,619	3.01	1.10	—	1.70	2.38	—	3.00
2013	625	14.76	—	16.55	9,973	3.43	1.10	—	1.70	(4.26)	—	(3.69)
2012	745	15.42	—	17.18	12,302	3.05	1.10	—	1.70	0.74	—	1.35

Invesco Investment Services - Invesco V.I. High Yield
2016	659	10.44	—	12.12	12,014	4.07	0.70	—	1.98	9.04	—	10.44
2015	728	9.45	—	11.12	12,197	5.34	0.70	—	1.98	(5.06)	—	(3.84)
2014	835	9.83	—	11.71	14,530	4.45	0.70	—	1.98	(0.27)	—	1.02
2013	993	9.73	—	11.74	17,193	7.49	0.70	—	1.98	5.03	—	5.84
2012	429	15.63	—	18.06	6,535	4.87	1.10	—	1.85	15.00	—	15.89

Invesco Investment Services - Invesco V.I. International Growth
2016	791	13.08	—	18.45	15,292	1.35	1.10	—	1.70	(2.13)	—	(1.54)
2015	886	13.36	—	18.74	17,492	1.47	1.10	—	1.70	(3.99)	—	(3.41)
2014	1,006	13.92	—	19.40	20,589	1.58	1.10	—	1.70	(1.36)	—	(0.77)
2013	1,126	14.11	—	19.55	23,317	1.19	1.10	—	1.70	17.01	—	17.71
2012	1,246	12.06	—	16.61	22,031	1.43	1.10	—	1.70	13.58	—	14.27

Invesco Investment Services - Invesco V.I. Managed Volatility
2016	200	25.37	—	27.38	5,269	1.76	1.10	—	1.70	8.76	—	9.41
2015	235	23.33	—	25.02	5,670	1.40	1.10	—	1.70	(3.80)	—	(3.22)
2014	261	24.25	—	25.86	6,546	2.93	1.10	—	1.70	18.54	—	19.25
2013	276	20.46	—	21.68	5,821	2.95	1.10	—	1.70	8.89	—	9.55
2012	311	18.79	—	19.79	6,002	3.19	1.10	—	1.70	1.86	—	2.47

Invesco Investment Services - Invesco V.I. Mid Cap Core Equity
2016	395	17.54	—	26.31	8,877	0.07	1.10	—	2.20	10.97	—	12.20
2015	454	15.80	—	23.45	9,166	0.35	1.10	—	2.20	(6.12)	—	(5.08)
2014	510	16.83	—	24.70	10,887	0.04	1.10	—	2.20	2.16	—	3.29
2013	585	16.48	—	23.92	12,044	0.71	1.10	—	2.20	26.01	—	27.41
2012	659	13.08	—	18.77	10,748	0.06	1.10	—	2.20	8.53	—	9.74

ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I
NOTES TO FINANCIAL STATEMENTS

7.    Financial Highlights (continued)

	At December 31,					For the year ended December 31,
		Accumulation
	Units	Unit Value			Net Assets	Investment	Expense Ratio**			Total Return***
	(000s)	Lowest to Highest			(000s)	Income Ratio*	Lowest to Highest			Lowest to Highest
Invesco Investment Services - Invesco V.I. Mid Cap Growth (fund launched on April 27, 2012)
2016	259	$17.21	—	25.81	$5,925	—%	1.10	—	1.70%	(0.94)	—	(0.34)%
2015	321	17.37	—	25.89	7,481	—	1.10	—	1.70	(0.50)	—	0.10
2014	348	17.46	—	25.87	8,107	—	1.10	—	1.70	6.22	—	6.86
2013	391	16.44	—	24.21	8,533	0.42	1.10	—	1.70	34.71	—	35.52
2012	429	12.20	—	17.86	6,892	—	1.10	—	1.70	(2.85)	—	(2.45)

Invesco Investment Services - Invesco V.I. S&P 500 Index
2016	1,608	15.93	—	18.79	31,798	1.69	0.70	—	2.05	9.20	—	10.68
2015	1,803	14.59	—	16.98	32,471	1.75	0.70	—	2.05	(1.02)	—	0.32
2014	1,882	14.74	—	16.93	34,156	1.83	0.70	—	2.05	11.02	—	12.53
2013	2,066	13.28	—	15.04	33,532	2.03	0.70	—	2.05	29.23	—	30.99
2012	2,391	10.27	—	11.48	29,851	2.07	0.70	—	2.05	13.31	—	14.85

Invesco Investment Services - Invesco V.I. Technology
2016	126	18.11	—	19.54	2,366	—	1.10	—	1.70	(2.42)	—	(1.84)
2015	141	18.56	—	19.90	2,715	—	1.10	—	1.70	5.01	—	5.65
2014	163	17.67	—	18.84	2,965	—	1.10	—	1.70	9.18	—	9.84
2013	177	16.18	—	17.15	2,947	—	1.10	—	1.70	23.04	—	23.78
2012	177	13.15	—	13.86	2,387	—	1.10	—	1.70	9.40	—	10.06

Invesco Investment Services - Invesco V.I. Value Opportunities
2016	362	16.11	—	17.65	6,095	0.37	1.10	—	1.70	16.35	—	17.04
2015	408	13.84	—	15.08	5,891	2.66	1.10	—	1.70	(11.92)	—	(11.39)
2014	465	15.72	—	17.02	7,599	1.40	1.10	—	1.70	4.82	—	5.45
2013	508	14.99	—	16.14	7,894	1.49	1.10	—	1.70	31.50	—	32.29
2012	559	11.40	—	12.20	6,590	1.50	1.10	—	1.70	15.72	—	16.41

Invesco Investment Services (Series II) - Invesco V.I. American Franchise II
2016	1,092	19.96	—	23.73	18,505	—	1.29	—	2.49	(0.52)	—	0.70
2015	1,216	20.07	—	23.56	20,591	—	1.29	—	2.49	2.14	—	3.40
2014	1,426	19.65	—	22.79	23,511	—	1.29	—	2.49	5.48	—	6.77
2013	1,890	18.63	—	21.34	30,229	0.24	1.29	—	2.49	36.42	—	37.99
2012	2,303	13.65	—	15.47	27,027	—	1.29	—	2.59	10.45	—	11.93

Invesco Investment Services (Series II) - Invesco V.I. American Value II
2016	697	25.43	—	28.40	20,560	0.11	1.29	—	2.59	12.24	—	13.74
2015	824	22.36	—	25.30	21,458	0.01	1.29	—	2.59	(11.71)	—	(10.53)
2014	983	24.99	—	28.66	28,615	0.19	1.29	—	2.59	6.64	—	8.07
2013	1,253	23.12	—	26.87	33,767	0.54	1.29	—	2.59	30.47	—	32.21
2012	1,633	17.49	—	20.60	33,463	0.62	1.29	—	2.59	14.04	—	15.56

Invesco Investment Services (Series II) - Invesco V.I. Comstock II
2016	3,479	20.70	—	22.06	77,191	1.22	1.29	—	2.59	13.97	—	15.48
2015	4,022	17.92	—	19.35	77,847	1.63	1.29	—	2.59	(8.62)	—	(7.40)
2014	4,761	19.36	—	21.18	100,267	1.05	1.29	—	2.59	6.27	—	7.69
2013	6,033	17.97	—	19.93	118,371	1.40	1.29	—	2.59	32.14	—	33.90
2012	7,653	13.42	—	15.08	112,848	1.47	1.29	—	2.59	15.84	—	17.39

ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I
NOTES TO FINANCIAL STATEMENTS

7.    Financial Highlights (continued)

	At December 31,					For the year ended December 31,
		Accumulation
	Units	Unit Value			Net Assets	Investment	Expense Ratio**			Total Return***
	(000s)	Lowest to Highest			(000s)	Income Ratio*	Lowest to Highest			Lowest to Highest
Invesco Investment Services (Series II) - Invesco V.I. Core Equity II
2016	85	$14.33	—	16.24	$1,389	0.49%	1.29	—	2.44%	7.34	—	8.60%
2015	100	13.35	—	14.96	1,491	0.89	1.29	—	2.44	(8.30)	—	(7.22)
2014	115	14.37	—	16.12	1,855	0.66	1.29	—	2.59	5.05	—	6.46
2013	135	13.68	—	15.14	2,066	1.21	1.29	—	2.59	25.60	—	27.27
2012	159	10.89	—	11.90	1,912	0.81	1.29	—	2.59	10.66	—	12.14

Invesco Investment Services (Series II) - Invesco V.I. Core Plus Bond II
2016	9	12.58	—	14.18	114	3.43	1.30	—	2.10	4.15	—	4.98
2015	11	12.08	—	13.50	145	4.42	1.30	—	2.10	(2.70)	—	(1.92)
2014	11	12.42	—	13.77	149	4.40	1.30	—	2.10	5.61	—	6.46
2013	14	11.76	—	12.93	170	4.23	1.30	—	2.10	(2.33)	—	(1.54)
2012	22	12.04	—	13.14	275	4.69	1.30	—	2.10	8.08	—	8.95

Invesco Investment Services (Series II) - Invesco V.I. Diversified Dividend II
2016	1,601	19.98	—	23.95	30,950	1.11	1.29	—	2.59	11.58	—	13.06
2015	1,769	18.26	—	21.18	30,459	1.49	1.29	—	2.44	(0.67)	—	0.50
2014	2,000	18.06	—	21.08	34,456	1.37	1.29	—	2.59	9.62	—	11.08
2013	2,563	16.47	—	18.98	40,502	2.05	1.29	—	2.59	27.38	—	29.08
2012	3,062	12.93	—	14.70	37,838	1.76	1.29	—	2.59	15.30	—	16.84

Invesco Investment Services (Series II) - Invesco V.I. Equity and Income II
2016	1,259	20.41	—	21.01	26,673	1.57	1.29	—	2.59	11.87	—	13.36
2015	1,438	18.25	—	18.54	26,960	2.26	1.29	—	2.59	(5.11)	—	(3.84)
2014	1,734	19.23	—	19.28	33,898	1.50	1.29	—	2.59	5.95	—	7.36
2013	2,101	17.96	—	18.15	38,431	1.47	1.29	—	2.59	21.65	—	23.28
2012	2,674	14.57	—	14.92	40,003	1.71	1.29	—	2.59	9.47	—	10.93

Invesco Investment Services (Series II) - Invesco V.I. Global Core Equity II
2016	867	14.32	—	17.17	12,004	0.71	1.29	—	2.59	3.75	—	5.13
2015	973	13.81	—	16.33	12,881	1.03	1.29	—	2.59	(4.20)	—	(2.92)
2014	1,130	14.41	—	16.82	15,474	1.51	1.29	—	2.59	(2.12)	—	(0.81)
2013	1,460	14.72	—	16.96	20,689	1.64	1.29	—	2.59	19.09	—	20.68
2012	1,724	12.36	—	14.05	20,367	2.31	1.29	—	2.59	10.47	—	11.95

Invesco Investment Services (Series II) - Invesco V.I. Government Money Market II
2016	57	8.28	—	9.48	525	0.03	1.30	—	2.20	(2.14)	—	(1.26)
2015	63	8.23	—	9.60	587	0.01	1.30	—	2.40	(2.36)	—	(1.28)
2014	73	8.42	—	9.73	691	0.01	1.30	—	2.40	(2.36)	—	(1.28)
2013	78	8.63	—	9.85	742	0.04	1.30	—	2.40	(2.34)	—	(1.26)
2012	77	8.83	—	9.98	745	0.03	1.30	—	2.40	(2.35)	—	(1.27)

Invesco Investment Services (Series II) - Invesco V.I. Government Securities II
2016	18	12.04	—	13.58	234	1.66	1.30	—	2.10	(1.09)	—	(0.30)
2015	22	12.17	—	13.62	282	1.95	1.30	—	2.10	(2.02)	—	(1.23)
2014	22	12.42	—	13.79	291	2.82	1.30	—	2.10	1.72	—	2.54
2013	24	12.21	—	13.45	303	2.74	1.30	—	2.10	(4.87)	—	(4.11)
2012	34	12.84	—	14.02	460	2.68	1.30	—	2.10	0.09	—	0.90

ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I
NOTES TO FINANCIAL STATEMENTS

7.    Financial Highlights (continued)

	At December 31,					For the year ended December 31,
		Accumulation
	Units	Unit Value			Net Assets	Investment	Expense Ratio**			Total Return***
	(000s)	Lowest to Highest			(000s)	Income Ratio*	Lowest to Highest			Lowest to Highest
Invesco Investment Services (Series II) - Invesco V.I. Growth and Income II
2016	1,505	$24.75	—	30.28	$41,533	0.83%	1.29	—	2.69%	16.23	—	17.89%
2015	1,773	21.29	—	25.68	41,752	2.55	1.29	—	2.69	(5.91)	—	(4.56)
2014	2,077	22.63	—	26.91	51,532	1.42	1.29	—	2.69	7.01	—	8.55
2013	2,628	21.15	—	22.92	60,296	1.23	1.29	—	2.69	30.17	—	32.04
2012	3,506	16.25	—	17.36	61,202	1.27	1.29	—	2.69	11.26	—	12.87

Invesco Investment Services (Series II) - Invesco V.I. High Yield II
2016	582	17.14	—	20.54	7,163	3.88	1.29	—	2.59	7.97	—	9.40
2015	638	15.87	—	18.78	7,330	5.04	1.29	—	2.59	(5.87)	—	(4.62)
2014	755	16.86	—	19.69	9,228	4.40	1.29	—	2.59	(1.05)	—	0.28
2013	861	17.04	—	19.63	10,574	9.62	1.29	—	2.59	4.65	—	5.38
2012	20	18.51	—	19.99	389	4.82	1.30	—	2.00	14.64	—	15.45

Invesco Investment Services (Series II) - Invesco V.I. International Growth II
2016	188	9.07	—	10.28	1,969	1.15	1.29	—	2.44	(3.11)	—	(1.97)
2015	201	9.36	—	10.48	2,155	1.30	1.29	—	2.44	(4.99)	—	(3.87)
2014	210	9.85	—	10.90	2,354	1.01	1.29	—	2.44	(2.35)	—	(1.20)
2013	384	10.09	—	11.04	4,390	1.04	1.29	—	2.44	17.02	—	17.19
2012	442	8.62	—	9.42	4,373	1.27	1.29	—	2.59	12.26	—	13.76

Invesco Investment Services (Series II) - Invesco V.I. Managed Volatility II
2016	5	24.12	—	25.86	117	1.43	1.30	—	1.85	8.29	—	8.89
2015	6	22.27	—	23.75	141	1.16	1.30	—	1.85	(4.16)	—	(3.63)
2014	7	23.24	—	24.65	159	2.51	1.30	—	1.85	18.02	—	18.67
2013	8	19.69	—	20.77	169	2.50	1.30	—	1.85	8.49	—	9.09
2012	11	18.15	—	19.04	197	2.34	1.30	—	1.85	1.45	—	2.01

Invesco Investment Services (Series II) - Invesco V.I. Mid Cap Core Equity II
2016	67	16.41	—	19.04	1,248	—	1.29	—	2.44	10.41	—	11.71
2015	75	14.87	—	17.04	1,261	0.11	1.29	—	2.44	(6.62)	—	(5.52)
2014	99	15.92	—	18.04	1,751	—	1.29	—	2.44	1.63	—	2.83
2013	119	15.66	—	17.54	2,089	0.50	1.29	—	2.44	25.33	—	26.81
2012	165	12.50	—	13.84	2,270	—	1.29	—	2.44	7.91	—	9.19

Invesco Investment Services (Series II) - Invesco V.I. Mid Cap Growth II
2016	339	17.82	—	22.22	7,128	—	0.83	—	2.54	(1.98)	—	(0.26)
2015	377	18.18	—	22.28	8,020	—	0.83	—	2.54	(1.52)	—	0.21
2014	432	18.46	—	22.23	9,307	—	0.83	—	2.54	4.96	—	6.80
2013	517	20.82	—	22.59	10,586	0.22	0.83	—	2.59	33.07	—	35.47
2012	615	15.37	—	16.98	9,438	—	0.83	—	2.59	8.73	—	9.60

Invesco Investment Services (Series II) - Invesco V.I. S&P 500 Index II
2016	2,659	21.05	—	25.24	47,058	1.41	1.29	—	2.59	8.33	—	9.77
2015	2,967	19.44	—	22.99	48,667	1.48	1.29	—	2.59	(1.83)	—	(0.52)
2014	3,329	19.80	—	23.11	55,401	1.53	1.29	—	2.59	10.03	—	11.50
2013	4,142	17.99	—	20.73	62,217	1.73	1.29	—	2.59	28.15	—	29.86
2012	5,012	14.04	—	15.96	59,512	1.79	1.29	—	2.59	12.52	—	14.02

ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I
NOTES TO FINANCIAL STATEMENTS

7.    Financial Highlights (continued)

	At December 31,					For the year ended December 31,
		Accumulation
	Units	Unit Value			Net Assets	Investment	Expense Ratio**			Total Return***
	(000s)	Lowest to Highest			(000s)	Income Ratio*	Lowest to Highest			Lowest to Highest
Invesco Investment Services (Series II) - Invesco V.I. Technology II
2016	<1	$17.18	—	18.43	$7	—%	1.30	—	1.85%	(2.82)	—	(2.28)%
2015	1	17.68	—	18.86	10	—	1.30	—	1.85	4.61	—	5.18
2014	1	16.90	—	17.93	12	—	1.30	—	1.85	8.79	—	9.39
2013	1	15.54	—	16.39	17	—	1.30	—	1.85	22.50	—	23.17
2012	2	12.68	—	13.31	31	—	1.30	—	1.85	9.00	—	9.60

Invesco Investment Services (Series II) - Invesco V.I. Value Opportunities II
2016	225	16.05	—	18.84	3,817	0.07	1.29	—	2.44	15.05	—	16.40
2015	259	13.95	—	16.18	3,793	2.23	1.29	—	2.44	(12.84)	—	(11.81)
2014	291	16.01	—	18.35	4,878	1.11	1.29	—	2.44	3.79	—	5.01
2013	369	15.42	—	17.48	5,903	1.17	1.29	—	2.44	30.02	—	31.55
2012	475	11.86	—	13.28	5,849	1.18	1.29	—	2.44	14.78	—	16.13

Janus Aspen Series - Forty Portfolio
2016	<1	26.54	—	26.54	11	—	1.50	—	1.50	0.67	—	0.67
2015	<1	26.37	—	26.37	11	—	1.50	—	1.50	10.54	—	10.54
2014	<1	23.85	—	23.85	11	0.15	1.50	—	1.50	7.10	—	7.10
2013	<1	22.27	—	22.27	10	0.70	1.50	—	1.50	29.26	—	29.26
2012	<1	17.23	—	17.23	8	0.76	1.50	—	1.50	22.29	—	22.29

Lazard Retirement Series, Inc. - Emerging Markets Equity
2016	<1	44.98	—	44.98	<1	0.54	1.50	—	1.50	18.97	—	18.97
2015	<1	37.81	—	37.81	<1	0.91	1.50	—	1.50	(21.26)	—	(21.26)
2014	<1	48.02	—	48.02	<1	1.45	1.50	—	1.50	(6.07)	—	(6.07)
2013	<1	51.12	—	51.12	1	1.48	1.50	—	1.50	(2.72)	—	(2.72)
2012	<1	52.55	—	52.55	1	1.68	1.50	—	1.50	20.22	—	20.22

Legg Mason Partners Variable Equity Trust - ClearBridge Variable Large Cap Value Portfolio I
2016	<1	20.79	—	20.79	<1	0.79	1.50	—	1.50	11.31	—	11.31
2015	<1	18.68	—	18.68	1	1.07	1.50	—	1.50	(4.32)	—	(4.32)
2014	<1	19.52	—	19.52	2	1.94	1.50	—	1.50	10.03	—	10.03
2013	<1	17.74	—	17.74	2	1.71	1.50	—	1.50	30.38	—	30.38
2012	<1	13.61	—	13.61	1	2.33	1.50	—	1.50	14.75	—	14.75

Lord Abbett Series Fund - Bond-Debenture
2016	721	16.36	—	19.01	13,198	4.22	1.29	—	2.49	9.35	—	10.69
2015	874	14.97	—	17.17	14,538	3.58	1.29	—	2.49	(3.98)	—	(2.80)
2014	1,126	15.59	—	17.67	19,340	4.27	1.29	—	2.49	1.75	—	3.00
2013	1,422	15.17	—	17.15	23,794	4.50	1.29	—	2.59	5.37	—	6.78
2012	1,772	14.40	—	16.06	27,857	5.30	1.29	—	2.59	9.61	—	11.08

Lord Abbett Series Fund - Fundamental Equity
2016	167	19.45	—	22.45	3,597	1.09	1.29	—	2.44	12.93	—	14.26
2015	201	17.23	—	19.65	3,807	1.04	1.29	—	2.44	(5.80)	—	(4.69)
2014	266	18.29	—	20.62	5,294	0.40	1.29	—	2.44	4.53	—	5.76
2013	348	17.49	—	19.50	6,590	0.22	1.29	—	2.44	34.01	—	34.14
2012	479	13.04	—	14.55	6,793	0.49	1.29	—	2.59	7.71	—	9.15

ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I
NOTES TO FINANCIAL STATEMENTS

7.    Financial Highlights (continued)

	At December 31,					For the year ended December 31,
		Accumulation
	Units	Unit Value			Net Assets	Investment	Expense Ratio**			Total Return***
	(000s)	Lowest to Highest			(000s)	Income Ratio*	Lowest to Highest			Lowest to Highest
Lord Abbett Series Fund - Growth and Income
2016	582	$15.74	—	18.17	$10,146	1.40%	1.29	—	2.44%	14.26	—	15.61%
2015	677	13.78	—	15.72	10,263	1.10	1.29	—	2.44	(5.23)	—	(4.12)
2014	847	14.54	—	16.39	13,443	0.62	1.29	—	2.44	5.03	—	6.26
2013	1,101	13.84	—	15.43	16,517	0.53	1.29	—	2.44	34.15	—	34.28
2012	1,467	10.31	—	11.50	16,481	0.93	1.29	—	2.59	9.18	—	10.64

Lord Abbett Series Fund - Growth Opportunities
2016	258	19.41	—	22.40	5,567	—	1.29	—	2.44	(1.23)	—	(0.07)
2015	298	19.65	—	22.42	6,465	—	1.29	—	2.44	0.22	—	1.40
2014	389	19.61	—	22.11	8,334	—	1.29	—	2.44	3.48	—	4.70
2013	489	18.95	—	21.12	10,040	—	1.29	—	2.44	33.74	—	35.31
2012	645	14.17	—	15.61	9,823	—	1.29	—	2.44	11.31	—	12.63

Lord Abbett Series Fund - Mid-Cap Stock
2016	617	17.27	—	20.06	11,828	0.48	1.29	—	2.49	13.50	—	14.90
2015	721	15.22	—	17.46	12,089	0.54	1.29	—	2.49	(6.18)	—	(5.03)
2014	874	16.22	—	18.39	15,550	0.40	1.29	—	2.49	8.75	—	10.09
2013	1,112	14.92	—	16.70	18,049	0.38	1.29	—	2.49	28.16	—	28.64
2012	1,516	11.64	—	12.98	19,205	0.62	1.29	—	2.59	11.57	—	13.06

MFS Variable Insurance Trust - MFS Growth
2016	36	10.97	—	24.40	667	0.04	1.15	—	1.65	0.77	—	1.27
2015	41	10.88	—	24.10	749	0.16	1.15	—	1.65	5.80	—	6.33
2014	46	10.29	—	22.66	789	0.10	1.15	—	1.65	7.16	—	7.70
2013	50	9.60	—	21.04	785	0.23	1.15	—	1.65	34.61	—	35.29
2012	53	7.13	—	15.55	622	—	1.15	—	1.65	15.46	—	16.04

MFS Variable Insurance Trust - MFS High Yield (fund launched on August 16, 2013)
2016	12	19.48	—	20.17	235	6.83	1.25	—	1.45	12.19	—	12.41
2015	13	17.36	—	17.94	236	3.99	1.25	—	1.45	(5.60)	—	(5.41)
2014	36	18.39	—	18.97	674	3.51	1.25	—	1.45	1.33	—	1.53
2013	17	18.15	—	18.68	319	2.49	1.25	—	1.45	3.45	—	3.53

MFS Variable Insurance Trust - MFS Investors Trust
2016	42	15.69	—	19.87	726	0.83	1.15	—	1.65	6.82	—	7.35
2015	51	14.69	—	18.51	829	0.79	1.15	—	1.65	(1.42)	—	(0.93)
2014	70	14.90	—	18.68	1,155	0.91	1.15	—	1.65	9.19	—	9.74
2013	77	13.65	—	17.02	1,158	1.11	1.15	—	1.65	29.89	—	30.54
2012	83	10.51	—	13.04	960	0.91	1.15	—	1.65	17.23	—	17.82

MFS Variable Insurance Trust - MFS New Discovery
2016	38	17.09	—	36.66	1,041	—	1.15	—	1.65	7.27	—	7.81
2015	44	15.93	—	34.00	1,120	—	1.15	—	1.65	(3.49)	—	(3.01)
2014	52	16.51	—	35.06	1,366	—	1.15	—	1.65	(8.78)	—	(8.32)
2013	62	18.09	—	38.24	1,798	—	1.15	—	1.65	39.21	—	39.90
2012	76	13.00	—	27.33	1,576	—	1.15	—	1.65	19.24	—	19.84

ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I
NOTES TO FINANCIAL STATEMENTS

7.    Financial Highlights (continued)

	At December 31,					For the year ended December 31,
		Accumulation
	Units	Unit Value			Net Assets	Investment	Expense Ratio**			Total Return***
	(000s)	Lowest to Highest			(000s)	Income Ratio*	Lowest to Highest			Lowest to Highest
MFS Variable Insurance Trust - MFS Research
2016	26	$13.80	—	18.84	$430	0.84%	1.15	—	1.65%	6.96	—	7.50%
2015	33	12.90	—	17.53	504	0.80	1.15	—	1.65	(0.85)	—	(0.35)
2014	40	13.01	—	17.59	610	0.85	1.15	—	1.65	8.40	—	8.94
2013	48	12.00	—	16.15	677	0.32	1.15	—	1.65	30.12	—	30.77
2012	51	9.22	—	12.35	548	0.80	1.15	—	1.65	15.35	—	15.93

MFS Variable Insurance Trust - MFS Total Return Bond
2016	42	18.83	—	20.19	852	3.40	1.25	—	1.65	2.53	—	2.94
2015	47	18.36	—	19.61	925	4.02	1.25	—	1.65	(1.93)	—	(1.54)
2014	35	18.73	—	19.92	700	2.64	1.25	—	1.65	4.11	—	4.53
2013	46	17.99	—	19.05	861	1.18	1.25	—	1.65	(2.65)	—	(2.26)
2012	48	18.48	—	19.50	929	2.80	1.25	—	1.65	5.59	—	6.01

MFS Variable Insurance Trust - MFS Utilities
2016	8	28.43	—	29.60	229	4.01	1.35	—	1.59	9.72	—	9.98
2015	8	25.91	—	26.92	210	4.28	1.35	—	1.59	(15.87)	—	(15.67)
2014	8	30.80	—	31.92	262	2.20	1.35	—	1.59	10.95	—	11.22
2013	8	27.76	—	28.70	223	2.56	1.35	—	1.59	16.65	—	18.62
2012	10	23.40	—	24.60	240	6.57	1.15	—	1.59	12.38	—	14.12

MFS Variable Insurance Trust (Service Class) - MFS Growth (Service Class)
2016	4	15.75	—	17.06	72	—	1.35	—	1.85	0.29	—	0.80
2015	4	15.71	—	16.92	74	—	1.35	—	1.85	5.32	—	5.85
2014	5	14.91	—	15.99	83	—	1.35	—	1.85	6.67	—	7.22
2013	9	13.98	—	14.91	124	0.12	1.35	—	1.85	33.97	—	34.65
2012	10	10.44	—	11.07	106	—	1.35	—	1.85	14.90	—	15.49

MFS Variable Insurance Trust (Service Class) - MFS Investors Trust (Service Class)
2016	7	16.18	—	17.52	116	0.55	1.35	—	1.85	6.32	—	6.86
2015	7	15.22	—	16.40	115	0.67	1.35	—	1.85	(1.90)	—	(1.40)
2014	8	15.51	—	16.63	132	0.72	1.35	—	1.85	8.66	—	9.22
2013	9	14.28	—	15.23	140	0.97	1.35	—	1.85	29.30	—	29.96
2012	10	11.04	—	11.72	120	0.68	1.35	—	1.85	16.63	—	17.22

MFS Variable Insurance Trust (Service Class) - MFS New Discovery (Service Class)
2016	4	17.12	—	18.54	74	—	1.35	—	1.85	6.79	—	7.33
2015	6	16.03	—	17.27	102	—	1.35	—	1.85	(3.96)	—	(3.47)
2014	6	16.69	—	17.89	111	—	1.35	—	1.85	(9.21)	—	(8.74)
2013	8	18.38	—	19.61	165	—	1.35	—	1.85	38.61	—	39.31
2012	10	13.26	—	14.07	133	—	1.35	—	1.85	18.66	—	19.26

MFS Variable Insurance Trust (Service Class) - MFS Research (Service Class)
2016	2	16.27	—	17.62	33	0.51	1.35	—	1.85	6.49	—	7.03
2015	2	15.28	—	16.46	32	0.41	1.35	—	1.85	(1.33)	—	(0.83)
2014	3	15.49	—	16.60	42	0.42	1.35	—	1.85	7.90	—	8.45
2013	4	14.35	—	15.31	67	0.27	1.35	—	1.85	29.56	—	30.22
2012	5	11.08	—	11.76	63	0.64	1.35	—	1.85	14.74	—	15.32

ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I
NOTES TO FINANCIAL STATEMENTS

7.    Financial Highlights (continued)

	At December 31,					For the year ended December 31,
		Accumulation
	Units	Unit Value			Net Assets	Investment	Expense Ratio**			Total Return***
	(000s)	Lowest to Highest			(000s)	Income Ratio*	Lowest to Highest			Lowest to Highest
MFS Variable Insurance Trust (Service Class) - MFS Utilities (Service Class)
2016	24	$21.78	—	23.58	$684	3.50%	1.35	—	1.85%	9.18	—	9.74%
2015	28	19.95	—	21.49	738	3.57	1.35	—	1.85	(16.34)	—	(15.91)
2014	47	25.56	—	31.58	1,373	1.92	1.35	—	2.00	10.22	—	10.95
2013	56	23.04	—	28.65	1,477	2.13	1.35	—	2.00	17.81	—	18.59
2012	60	19.42	—	24.32	1,355	6.21	1.35	—	2.00	10.94	—	11.68

Morgan Stanley Variable Investment Series - European Equity
2016	699	10.37	—	12.30	21,603	2.87	0.70	—	2.05	(4.52)	—	(3.22)
2015	819	10.86	—	12.71	26,029	5.39	0.70	—	2.05	(7.10)	—	(5.83)
2014	913	11.69	—	13.49	31,020	2.50	0.70	—	2.05	(10.98)	—	(9.77)
2013	1,082	13.14	—	14.96	39,980	2.87	0.70	—	2.05	24.92	—	26.61
2012	1,270	10.52	—	11.81	36,933	2.78	0.70	—	2.05	16.10	—	17.68

Morgan Stanley Variable Investment Series - Income Plus
2016	1,398	18.39	—	25.20	48,941	3.95	0.70	—	2.05	4.92	—	6.34
2015	1,581	17.52	—	23.70	52,438	3.98	0.70	—	2.05	(4.08)	—	(2.78)
2014	1,802	18.27	—	24.38	62,077	4.24	0.70	—	2.05	5.60	—	7.03
2013	2,110	17.30	—	22.77	67,858	4.88	0.70	—	2.05	(1.02)	—	0.32
2012	2,475	17.48	—	22.70	79,591	5.71	0.70	—	2.05	11.77	—	13.30

Morgan Stanley Variable Investment Series - Limited Duration
2016	500	9.84	—	12.33	5,416	1.56	0.70	—	1.85	3.17	—	4.36
2015	590	9.54	—	11.81	6,174	1.34	0.70	—	1.85	(1.99)	—	(0.85)
2014	680	9.73	—	11.92	7,236	1.80	0.70	—	1.85	(0.72)	—	0.42
2013	801	9.80	—	11.87	8,558	2.51	0.70	—	1.85	(1.45)	—	(0.31)
2012	901	9.95	—	11.90	9,739	2.97	0.70	—	1.85	1.44	—	2.62

Morgan Stanley Variable Investment Series - Money Market (fund ceased operations on April 29, 2016)
2016	—	9.05	—	11.65	—	0.01	0.70	—	2.05	(0.66)	—	(0.22)
2015	1,657	9.11	—	11.68	22,255	0.01	0.70	—	2.05	(2.02)	—	(0.69)
2014	1,943	9.30	—	11.76	26,369	0.01	0.70	—	2.05	(2.02)	—	(0.69)
2013	2,266	9.49	—	11.84	31,387	0.01	0.70	—	2.05	(2.02)	—	(0.69)
2012	2,779	9.68	—	11.92	39,127	0.01	0.70	—	2.05	(2.02)	—	(0.69)

Morgan Stanley Variable Investment Series - Multi Cap Growth
2016	2,091	16.95	—	18.88	151,787	—	0.70	—	2.05	(5.36)	—	(4.08)
2015	2,349	17.91	—	19.68	178,349	—	0.70	—	2.05	6.40	—	7.84
2014	2,661	16.84	—	18.25	189,913	—	0.70	—	2.05	3.56	—	4.97
2013	3,100	16.26	—	17.39	211,234	0.41	0.70	—	2.05	47.70	—	49.71
2012	3,471	11.01	—	11.61	155,909	—	0.70	—	2.05	10.09	—	11.59

Morgan Stanley Variable Investment Series (Class Y Shares) - European Equity (Class Y Shares)
2016	534	14.68	—	17.22	5,644	2.50	1.29	—	2.44	(5.12)	—	(4.00)
2015	589	15.47	—	17.94	6,523	4.85	1.29	—	2.44	(7.70)	—	(6.61)
2014	690	16.76	—	19.21	8,227	2.19	1.29	—	2.44	(11.58)	—	(10.54)
2013	852	18.95	—	21.48	11,405	2.69	1.29	—	2.44	24.10	—	25.56
2012	1,041	15.27	—	17.10	11,349	2.49	1.29	—	2.44	15.27	—	16.63

ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I
NOTES TO FINANCIAL STATEMENTS

7.    Financial Highlights (continued)

	At December 31,					For the year ended December 31,
		Accumulation
	Units	Unit Value			Net Assets	Investment	Expense Ratio**			Total Return***
	(000s)	Lowest to Highest			(000s)	Income Ratio*	Lowest to Highest			Lowest to Highest
Morgan Stanley Variable Investment Series (Class Y Shares) - Income Plus (Class Y Shares)
2016	2,921	$14.30	—	17.14	$51,600	3.59%	1.29	—	2.59%	3.93	—	5.31%
2015	3,326	13.76	—	16.27	55,839	3.72	1.29	—	2.59	(4.76)	—	(3.49)
2014	3,904	14.44	—	16.86	68,046	3.90	1.29	—	2.59	4.62	—	6.01
2013	4,890	13.81	—	15.90	80,729	4.60	1.29	—	2.59	(1.80)	—	(0.49)
2012	5,729	14.06	—	15.98	95,435	5.60	1.29	—	2.59	10.87	—	12.35

Morgan Stanley Variable Investment Series (Class Y Shares) - Limited Duration (Class Y Shares)
2016	2,316	7.90	—	9.46	21,692	1.23	1.29	—	2.59	2.09	—	3.45
2015	2,627	7.73	—	9.15	23,880	1.03	1.29	—	2.59	(2.90)	—	(1.60)
2014	2,974	7.97	—	9.30	27,560	1.50	1.29	—	2.59	(1.77)	—	(0.46)
2013	3,415	8.11	—	9.34	31,940	2.28	1.29	—	2.59	(2.50)	—	(1.20)
2012	3,926	8.32	—	9.45	37,443	2.79	1.29	—	2.59	0.37	—	1.72

Morgan Stanley Variable Investment Series (Class Y Shares) - Money Market (Class Y Shares) (fund ceased operations on April 29, 2016)
2016	—	8.21	—	9.76	—	0.01	1.29	—	2.59	(0.85)	—	(0.42)
2015	2,802	8.28	—	9.80	26,307	0.01	1.29	—	2.59	(2.58)	—	(1.28)
2014	3,152	8.50	—	9.93	30,167	0.01	1.29	—	2.59	(2.58)	—	(1.28)
2013	3,849	8.73	—	10.05	37,519	0.01	1.29	—	2.59	(2.58)	—	(1.28)
2012	4,716	8.96	—	10.18	46,745	0.01	1.29	—	2.59	(2.59)	—	(1.28)

Morgan Stanley Variable Investment Series (Class Y Shares) - Multi Cap Growth (Class Y Shares)
2016	2,151	26.64	—	31.92	41,402	—	1.29	—	2.59	(6.13)	—	(4.89)
2015	2,439	28.38	—	33.56	49,759	—	1.29	—	2.59	5.53	—	6.94
2014	2,784	26.89	—	31.39	53,613	—	1.29	—	2.59	2.71	—	4.08
2013	3,643	26.18	—	30.16	68,914	0.25	1.29	—	2.59	46.48	—	48.43
2012	3,313	17.87	—	20.32	43,808	—	1.29	—	2.59	9.18	—	10.64

Neuberger Berman Advisors Management Trust - AMT Large Cap Value
2016	1	20.64	—	20.64	22	0.78	1.59	—	1.59	25.36	—	25.36
2015	1	16.47	—	16.47	18	0.78	1.59	—	1.59	(13.20)	—	(13.20)
2014	1	18.97	—	18.97	21	0.68	1.59	—	1.59	8.12	—	8.12
2013	1	17.55	—	17.55	24	1.18	1.59	—	1.59	29.07	—	29.07
2012	1	13.59	—	13.59	19	0.43	1.59	—	1.59	14.76	—	14.76

Oppenheimer Variable Account Funds - Oppenheimer Capital Appreciation
2016	159	12.80	—	16.99	2,503	0.40	1.15	—	1.85	(4.01)	—	(3.32)
2015	186	13.33	—	17.57	3,040	0.09	1.15	—	1.85	1.63	—	2.36
2014	207	13.12	—	17.17	3,322	0.43	1.15	—	1.85	13.27	—	14.09
2013	243	11.58	—	15.05	3,433	0.96	1.15	—	1.85	27.34	—	28.26
2012	292	9.09	—	11.73	3,211	0.68	1.15	—	1.85	12.00	—	12.81

ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I
NOTES TO FINANCIAL STATEMENTS

7.    Financial Highlights (continued)

	At December 31,					For the year ended December 31,
		Accumulation
	Units	Unit Value			Net Assets	Investment	Expense Ratio**			Total Return***
	(000s)	Lowest to Highest			(000s)	Income Ratio*	Lowest to Highest			Lowest to Highest
Oppenheimer Variable Account Funds - Oppenheimer Conservative Balanced
2016	72	$14.38	—	15.08	$1,070	2.44%	1.15	—	1.80%	3.37	—	4.06%
2015	93	13.92	—	14.49	1,321	2.27	1.15	—	1.80	(0.98)	—	(0.32)
2014	104	14.05	—	14.54	1,479	2.05	1.15	—	1.80	6.25	—	6.96
2013	112	13.23	—	13.59	1,499	2.25	1.15	—	1.80	11.13	—	11.88
2012	142	11.90	—	12.15	1,689	1.39	1.15	—	1.80	10.31	—	11.05

Oppenheimer Variable Account Funds - Oppenheimer Core Bond
2016	38	12.31	—	12.74	484	3.63	1.25	—	1.45	1.79	—	1.99
2015	45	12.09	—	12.50	556	3.76	1.25	—	1.45	(0.49)	—	(0.29)
2014	55	12.15	—	12.53	688	5.75	1.25	—	1.45	5.72	—	5.93
2013	80	11.49	—	11.83	937	5.18	1.25	—	1.45	(1.54)	—	(1.34)
2012	91	11.67	—	11.99	1,079	4.87	1.25	—	1.45	8.92	—	11.43

Oppenheimer Variable Account Funds - Oppenheimer Discovery Mid Cap Growth
2016	52	14.64	—	18.68	554	—	1.15	—	1.80	0.50	—	1.17
2015	58	14.07	—	14.47	617	—	1.15	—	1.85	4.63	—	5.39
2014	62	13.45	—	13.73	627	—	1.15	—	1.85	3.83	—	4.57
2013	64	12.95	—	13.13	620	0.01	1.15	—	1.85	33.47	—	34.43
2012	73	9.70	—	9.77	548	—	1.15	—	1.85	14.39	—	15.01

Oppenheimer Variable Account Funds - Oppenheimer Global
2016	73	19.45	—	27.64	1,951	1.04	1.15	—	1.85	(1.76)	—	(1.06)
2015	90	19.80	—	27.93	2,412	1.34	1.15	—	1.85	2.02	—	2.76
2014	97	19.41	—	27.19	2,528	1.15	1.15	—	1.85	0.40	—	1.12
2013	117	19.33	—	26.88	3,044	1.34	1.15	—	1.85	24.95	—	25.85
2012	142	15.47	—	21.36	2,908	2.16	1.15	—	1.85	19.02	—	19.88

Oppenheimer Variable Account Funds - Oppenheimer Global Strategic Income
2016	102	18.49	—	21.55	1,398	5.01	1.15	—	1.85	4.57	—	5.32
2015	111	17.68	—	20.46	1,462	5.47	1.15	—	1.85	(4.07)	—	(3.38)
2014	130	18.43	—	21.17	1,847	4.18	1.15	—	1.85	0.94	—	1.66
2013	149	18.26	—	20.83	2,135	4.88	1.15	—	1.85	(1.27)	—	0.17
2012	167	18.23	—	21.10	2,493	5.58	1.15	—	2.00	11.26	—	12.23

Oppenheimer Variable Account Funds - Oppenheimer Main Street
2016	74	17.84	—	18.77	1,315	1.14	1.15	—	1.85	9.56	—	10.34
2015	89	16.29	—	17.01	1,449	0.96	1.15	—	1.85	1.42	—	2.15
2014	102	16.06	—	16.66	1,625	0.82	1.15	—	1.85	8.66	—	9.44
2013	113	14.78	—	15.22	1,647	1.13	1.15	—	1.85	29.34	—	30.27
2012	133	11.43	—	11.68	1,493	0.95	1.15	—	1.85	14.70	—	15.53

Oppenheimer Variable Account Funds - Oppenheimer Main Street Small Cap
2016	30	37.49	—	40.19	1,183	0.46	1.25	—	1.65	16.13	—	16.59
2015	30	32.28	—	34.47	1,014	0.89	1.25	—	1.65	(7.44)	—	(7.07)
2014	35	34.88	—	37.10	1,284	0.91	1.25	—	1.65	10.10	—	10.54
2013	45	31.68	—	33.56	1,493	0.95	1.25	—	1.65	38.71	—	39.27
2012	47	22.84	—	24.10	1,123	0.58	1.25	—	1.65	16.05	—	16.52

ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I
NOTES TO FINANCIAL STATEMENTS

7.    Financial Highlights (continued)

	At December 31,					For the year ended December 31,
		Accumulation
	Units	Unit Value			Net Assets	Investment	Expense Ratio**			Total Return***
	(000s)	Lowest to Highest			(000s)	Income Ratio*	Lowest to Highest			Lowest to Highest
Oppenheimer Variable Account Funds (Service Shares ("SS")) - Oppenheimer Capital Appreciation (SS)
2016	830	$16.91	—	20.56	$16,332	0.11%	1.29	—	2.69%	(5.05)	—	(3.68)%
2015	956	17.81	—	21.34	19,608	—	1.29	—	2.69	0.49	—	1.94
2014	1,215	17.72	—	20.94	24,513	0.18	1.29	—	2.69	12.03	—	13.64
2013	1,613	15.82	—	18.42	28,727	0.74	1.29	—	2.69	25.95	—	27.76
2012	2,085	12.56	—	14.42	29,198	0.41	1.29	—	2.69	10.74	—	12.34

Oppenheimer Variable Account Funds (Service Shares ("SS")) - Oppenheimer Conservative Balanced (SS)
2016	443	13.58	—	16.26	6,846	2.19	1.29	—	2.54	2.30	—	3.61
2015	491	13.27	—	15.69	7,353	2.03	1.29	—	2.54	(1.99)	—	(0.73)
2014	610	13.54	—	15.80	9,239	1.89	1.29	—	2.54	5.27	—	6.62
2013	778	12.86	—	14.82	11,122	2.14	1.29	—	2.54	10.55	—	11.38
2012	990	11.64	—	13.31	12,769	1.22	1.29	—	2.59	9.19	—	10.66

Oppenheimer Variable Account Funds (Service Shares ("SS")) - Oppenheimer Core Bond (SS)
2016	1,505	8.15	—	9.40	13,725	3.45	1.29	—	2.44	0.54	—	1.73
2015	1,805	8.06	—	9.25	16,235	4.02	1.29	—	2.49	(1.80)	—	(0.60)
2014	2,420	8.20	—	9.30	21,909	5.03	1.29	—	2.49	4.26	—	5.55
2013	2,963	7.87	—	8.81	25,481	4.93	1.29	—	2.49	(2.86)	—	(1.67)
2012	3,398	8.10	—	8.96	29,826	4.92	1.29	—	2.49	7.42	—	8.75

Oppenheimer Variable Account Funds (Service Shares ("SS")) - Oppenheimer Discovery Mid Cap Growth (SS)
2016	257	20.06	—	23.85	5,813	—	1.29	—	2.49	(0.46)	—	0.77
2015	291	20.15	—	23.66	6,562	—	1.29	—	2.49	3.70	—	4.98
2014	333	19.44	—	22.54	7,200	—	1.29	—	2.49	2.90	—	4.16
2013	404	18.89	—	21.64	8,408	—	1.29	—	2.49	32.25	—	33.88
2012	524	14.28	—	16.17	8,181	—	1.29	—	2.49	13.27	—	14.66

Oppenheimer Variable Account Funds (Service Shares ("SS")) - Oppenheimer Global (SS)
2016	268	24.36	—	29.17	7,471	0.72	1.29	—	2.54	(2.69)	—	(1.44)
2015	307	25.03	—	29.59	8,730	1.08	1.29	—	2.54	1.04	—	2.33
2014	391	24.78	—	28.92	10,928	0.91	1.29	—	2.54	(0.54)	—	0.74
2013	505	24.91	—	28.70	14,016	1.14	1.29	—	2.54	23.77	—	25.35
2012	666	20.13	—	22.90	14,798	1.91	1.29	—	2.54	17.87	—	19.39

Oppenheimer Variable Account Funds (Service Shares ("SS")) - Oppenheimer Global Strategic Income (SS)
2016	2,064	15.75	—	18.86	37,237	4.59	1.29	—	2.54	3.57	—	4.90
2015	2,413	15.21	—	17.98	41,666	5.56	1.29	—	2.54	(4.97)	—	(3.75)
2014	2,933	16.00	—	18.68	52,817	3.92	1.29	—	2.54	(0.11)	—	1.17
2013	3,575	15.75	—	18.46	63,803	4.56	1.29	—	2.69	(3.05)	—	(1.65)
2012	4,257	16.24	—	18.77	77,554	5.37	1.29	—	2.69	10.10	—	11.69

Oppenheimer Variable Account Funds (Service Shares ("SS")) - Oppenheimer Main Street (SS)
2016	1,228	21.32	—	26.09	30,471	0.83	1.29	—	2.69	8.31	—	9.87
2015	1,461	19.68	—	23.75	33,157	0.66	1.29	—	2.69	0.33	—	1.78
2014	1,784	19.62	—	23.33	40,001	0.58	1.29	—	2.69	7.43	—	8.98
2013	2,273	18.26	—	21.41	46,945	0.86	1.29	—	2.69	27.91	—	29.74
2012	3,054	14.28	—	16.50	48,810	0.67	1.29	—	2.69	13.47	—	15.10

ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I
NOTES TO FINANCIAL STATEMENTS

7.    Financial Highlights (continued)

	At December 31,					For the year ended December 31,
		Accumulation
	Units	Unit Value			Net Assets	Investment	Expense Ratio**			Total Return***
	(000s)	Lowest to Highest			(000s)	Income Ratio*	Lowest to Highest			Lowest to Highest
Oppenheimer Variable Account Funds (Service Shares ("SS")) - Oppenheimer Main Street Small Cap (SS)
2016	377	$32.03	—	38.35	$13,788	0.24%	1.29	—	2.54%	14.69	—	16.16%
2015	450	27.93	—	33.01	14,217	0.64	1.29	—	2.54	(8.48)	—	(7.31)
2014	523	30.52	—	35.61	17,926	0.62	1.29	—	2.54	8.82	—	10.21
2013	674	28.04	—	32.31	21,002	0.72	1.29	—	2.54	37.77	—	38.81
2012	913	20.35	—	23.28	20,594	0.33	1.29	—	2.59	14.62	—	16.15

PIMCO Variable Insurance Trust - Foreign Bond (US Dollar-Hedged)
2016	< 1	18.05	—	18.05	1	1.12	1.50	—	1.50	4.88	—	4.88
2015	< 1	17.21	—	17.21	1	2.75	1.50	—	1.50	(1.21)	—	(1.21)
2014	< 1	17.42	—	17.42	1	1.61	1.50	—	1.50	9.49	—	9.49
2013	< 1	15.91	—	15.91	2	1.77	1.50	—	1.50	(1.01)	—	(1.01)
2012	< 1	16.07	—	16.07	2	2.26	1.50	—	1.50	9.18	—	9.18

PIMCO Variable Insurance Trust - Money Market (fund ceased operations on September 23, 2016)
2016	—	9.57	—	9.57	—	0.22	1.50	—	1.50	(0.98)	—	(0.98)
2015	2	9.67	—	9.67	18	0.01	1.50	—	1.50	(1.48)	—	(1.48)
2014	2	9.81	—	9.81	19	—	1.50	—	1.50	(1.49)	—	(1.49)
2013	2	9.96	—	9.96	20	0.06	1.50	—	1.50	(1.44)	—	(1.44)
2012	2	10.11	—	10.11	21	0.06	1.50	—	1.50	(1.44)	—	(1.44)

PIMCO Variable Insurance Trust - PIMCO VIT Total Return
2016	< 1	17.12	—	17.12	2	2.05	1.50	—	1.50	1.14	—	1.14
2015	< 1	16.92	—	16.92	2	5.15	1.50	—	1.50	(1.06)	—	(1.06)
2014	< 1	17.10	—	17.10	2	2.22	1.50	—	1.50	2.71	—	2.71
2013	< 1	16.65	—	16.65	2	2.14	1.50	—	1.50	(3.43)	—	(3.43)
2012	< 1	17.24	—	17.24	1	2.57	1.50	—	1.50	7.94	—	7.94

PIMCO Variable Insurance Trust - PIMCO VIT Commodity Real Return Strategy (Advisor Shares)
2016	168	5.17	—	5.86	944	0.97	1.29	—	2.44	12.08	—	13.39
2015	204	4.61	—	5.16	1,013	4.72	1.29	—	2.44	(27.48)	—	(26.62)
2014	236	6.36	—	7.04	1,606	0.26	1.29	—	2.44	(20.61)	—	(19.67)
2013	328	8.01	—	8.76	2,804	1.74	1.29	—	2.44	(16.80)	—	(15.82)
2012	421	9.63	—	10.41	4,286	2.41	1.29	—	2.44	2.55	—	3.76

PIMCO Variable Insurance Trust - PIMCO VIT Emerging Markets Bond (Advisor Shares)
2016	41	14.30	—	16.20	639	5.06	1.29	—	2.44	10.44	—	11.74
2015	52	12.95	—	14.50	725	5.52	1.29	—	2.44	(4.72)	—	(3.60)
2014	67	13.59	—	15.04	969	5.36	1.29	—	2.44	(1.07)	—	0.10
2013	100	13.73	—	15.03	1,450	5.15	1.29	—	2.44	(9.31)	—	(8.24)
2012	127	15.14	—	16.38	2,020	4.99	1.29	—	2.44	14.87	—	16.23

PIMCO Variable Insurance Trust - PIMCO VIT Real Return (Advisor Shares)
2016	138	12.19	—	13.52	1,796	2.17	1.29	—	2.24	2.74	—	3.74
2015	162	11.63	—	13.03	2,045	3.54	1.29	—	2.44	(5.17)	—	(4.06)
2014	215	12.27	—	13.58	2,818	1.32	1.29	—	2.44	0.48	—	1.66
2013	376	12.21	—	13.36	4,875	1.33	1.29	—	2.44	(10.61)	—	(10.48)
2012	546	13.66	—	14.92	7,959	1.01	1.29	—	2.59	5.82	—	7.24

ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I
NOTES TO FINANCIAL STATEMENTS

7.    Financial Highlights (continued)

	At December 31,					For the year ended December 31,
		Accumulation
	Units	Unit Value			Net Assets	Investment	Expense Ratio**			Total Return***
	(000s)	Lowest to Highest			(000s)	Income Ratio*	Lowest to Highest			Lowest to Highest
PIMCO Variable Insurance Trust - PIMCO VIT Total Return (Advisor Shares)
2016	689	$13.13	—	15.12	$10,037	2.02%	1.29	—	2.59%	(0.07)	—	1.26%
2015	773	13.14	—	14.93	11,146	4.68	1.29	—	2.59	(2.25)	—	(0.95)
2014	907	13.44	—	15.08	13,235	2.00	1.29	—	2.59	1.48	—	2.83
2013	1,297	13.24	—	14.66	18,497	2.11	1.29	—	2.59	(4.60)	—	(3.32)
2012	1,583	13.88	—	15.16	23,459	2.51	1.29	—	2.59	6.65	—	8.08

Profunds VP - ProFund VP Financials
2016	—	9.35	—	9.35	—	—	1.50	—	1.50	(2.37)	—	(2.37)
2015	<1	9.58	—	9.58	2	0.34	1.50	—	1.50	(2.95)	—	(2.95)
2014	<1	9.87	—	9.87	2	<0.01	1.50	—	1.50	11.25	—	11.25
2013	<1	8.87	—	8.87	4	<0.01	1.50	—	1.50	30.12	—	30.12
2012	<1	6.82	—	6.82	4	0.11	1.50	—	1.50	22.88	—	22.88

Profunds VP - ProFund VP Health Care
2016	—	20.55	—	20.55	—	—	1.50	—	1.50	(5.30)	—	(5.30)
2015	<1	21.70	—	21.70	2	—	1.50	—	1.50	3.47	—	3.47
2014	<1	20.97	—	20.97	2	0.04	1.50	—	1.50	21.87	—	21.87
2013	<1	17.21	—	17.21	5	—	1.50	—	1.50	37.69	—	37.69
2012	<1	12.50	—	12.50	3	0.37	1.50	—	1.50	15.66	—	15.66

Profunds VP - ProFund VP Large-Cap Value
2016	5	12.84	—	12.84	60	—	2.10	—	2.10	7.78	—	7.78
2015	—	11.91	—	11.91	—	—	2.10	—	2.10	(2.13)	—	(2.13)
2014	26	12.17	—	12.17	316	< 0.01	2.10	—	2.10	N/A	—	N/A
2013	—	N/A	—	N/A	—	—	N/A	—	N/A	N/A	—	N/A
2012	—	N/A	—	N/A	—	—	N/A	—	N/A	N/A	—	N/A

Profunds VP - ProFund VP Telecommunications
2016	—	12.49	—	12.49	—	—	1.50	—	1.50	13.02	—	13.02
2015	<1	11.05	—	11.05	2	1.76	1.50	—	1.50	0.02	—	0.02
2014	<1	11.05	—	11.05	2	2.15	1.50	—	1.50	(0.92)	—	(0.92)
2013	<1	11.15	—	11.15	4	0.03	1.50	—	1.50	10.41	—	10.41
2012	<1	10.10	—	10.10	3	3.90	1.50	—	1.50	14.79	—	14.79

Profunds VP - ProFund VP Utilities
2016	—	13.77	—	13.77	—	—	1.50	—	1.50	14.82	—	14.82
2015	1	11.99	—	11.99	12	2.01	1.50	—	1.50	(7.79)	—	(7.79)
2014	1	13.01	—	13.01	13	1.14	1.50	—	1.50	24.02	—	24.02
2013	2	10.49	—	10.49	20	0.03	1.50	—	1.50	11.64	—	11.64
2012	2	9.40	—	9.40	18	1.36	1.50	—	1.50	(1.34)	—	(1.34)

Putnam Variable Trust - VT American Government Income
2016	819	14.94	—	19.31	13,240	1.92	0.80	—	2.15	(1.94)	—	(0.60)
2015	925	15.23	—	19.42	15,280	2.16	0.80	—	2.15	(2.79)	—	(1.45)
2014	1,068	15.67	—	19.71	18,157	4.06	0.80	—	2.15	2.07	—	3.48
2013	1,241	15.35	—	19.04	20,484	1.40	0.80	—	2.15	(2.62)	—	(1.27)
2012	1,586	15.77	—	19.29	26,870	2.59	0.80	—	2.15	(0.34)	—	1.04

ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I
NOTES TO FINANCIAL STATEMENTS

7.    Financial Highlights (continued)

	At December 31,					For the year ended December 31,
		Accumulation
	Units	Unit Value			Net Assets	Investment	Expense Ratio**			Total Return***
	(000s)	Lowest to Highest			(000s)	Income Ratio*	Lowest to Highest			Lowest to Highest
Putnam Variable Trust - VT Capital Opportunities
2016	117	$27.18	—	31.87	$3,434	0.71%	0.80	—	1.95%	13.27	—	14.60%
2015	129	23.99	—	27.81	3,317	0.33	0.80	—	1.95	(9.41)	—	(8.35)
2014	147	26.33	—	30.35	4,142	0.20	0.80	—	2.00	4.91	—	6.19
2013	196	25.10	—	28.58	5,255	0.53	0.80	—	2.00	31.42	—	33.03
2012	219	19.10	—	21.48	4,443	0.40	0.80	—	2.00	13.45	—	13.57

Putnam Variable Trust - VT Diversified Income
2016	944	16.74	—	21.19	17,555	7.14	0.80	—	2.15	3.16	—	4.58
2015	1,087	16.22	—	20.27	19,462	9.80	0.80	—	2.15	(4.44)	—	(3.12)
2014	1,300	16.98	—	20.92	24,138	8.22	0.80	—	2.15	(1.81)	—	(0.46)
2013	1,484	17.29	—	21.01	27,839	3.30	0.80	—	2.15	5.50	—	6.95
2012	1,758	16.39	—	19.65	31,046	5.75	0.80	—	2.15	9.12	—	10.63

Putnam Variable Trust - VT Equity Income
2016	2,238	14.42	—	31.11	59,352	1.85	0.80	—	2.59	10.71	—	12.74
2015	2,518	13.03	—	27.60	59,579	1.69	0.80	—	2.59	(5.55)	—	(3.82)
2014	2,931	13.79	—	28.69	72,658	1.80	0.80	—	2.59	9.74	—	11.76
2013	3,717	12.57	—	25.67	81,756	2.05	0.80	—	2.59	28.99	—	31.36
2012	4,565	9.74	—	19.55	76,738	2.38	0.80	—	2.59	16.21	—	18.35

Putnam Variable Trust - VT George Putnam Balanced
2016	2,836	14.22	—	16.99	43,742	1.73	0.80	—	2.69	5.11	—	7.15
2015	3,058	13.53	—	15.86	44,504	1.79	0.80	—	2.69	(3.79)	—	(1.92)
2014	3,564	14.06	—	16.17	53,213	1.58	0.80	—	2.69	7.70	—	9.79
2013	4,309	13.05	—	14.73	58,941	1.78	0.80	—	2.69	14.92	—	17.15
2012	5,104	11.36	—	12.57	60,167	2.00	0.80	—	2.69	9.50	—	11.63

Putnam Variable Trust - VT Global Asset Allocation
2016	1,033	19.22	—	19.96	19,441	1.91	0.80	—	2.44	4.12	—	5.86
2015	1,162	18.15	—	19.17	20,856	2.23	0.80	—	2.44	(2.27)	—	(0.63)
2014	1,274	18.27	—	19.62	23,323	2.39	0.80	—	2.44	6.75	—	8.55
2013	1,470	16.83	—	18.37	25,064	1.85	0.80	—	2.44	18.42	—	18.54
2012	1,667	14.20	—	15.52	24,354	0.77	0.80	—	2.59	11.23	—	13.28

Putnam Variable Trust - VT Global Equity
2016	1,126	7.32	—	11.53	12,373	1.05	0.80	—	2.15	(1.09)	—	0.27
2015	1,233	7.40	—	11.50	13,641	1.02	0.80	—	2.15	(3.82)	—	(2.49)
2014	1,408	7.69	—	11.80	16,093	0.39	0.80	—	2.15	(0.71)	—	0.66
2013	1,632	7.75	—	11.72	18,696	1.52	0.80	—	2.15	29.14	—	30.92
2012	1,893	6.00	—	8.95	16,629	1.69	0.80	—	2.15	17.59	—	19.22

Putnam Variable Trust - VT Global Health Care
2016	923	22.39	—	27.01	21,889	—	0.80	—	2.49	(13.55)	—	(12.06)
2015	1,085	25.90	—	30.71	29,429	—	0.80	—	2.49	5.10	—	6.92
2014	1,209	24.64	—	28.72	30,932	0.25	0.80	—	2.49	24.47	—	26.62
2013	1,449	19.80	—	22.68	29,447	1.13	0.80	—	2.49	38.14	—	40.53
2012	1,678	14.33	—	16.14	24,419	1.35	0.80	—	2.49	19.22	—	21.29

ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I
NOTES TO FINANCIAL STATEMENTS

7.    Financial Highlights (continued)

	At December 31,					For the year ended December 31,
		Accumulation
	Units	Unit Value			Net Assets	Investment	Expense Ratio**			Total Return***
	(000s)	Lowest to Highest			(000s)	Income Ratio*	Lowest to Highest			Lowest to Highest
Putnam Variable Trust - VT Global Utilities
2016	570	$13.19	—	18.83	$7,446	1.49%	0.80	—	2.29%	(0.35)	—	1.16%
2015	651	13.04	—	18.90	8,454	2.17	0.80	—	2.29	(11.98)	—	(10.64)
2014	733	14.59	—	21.47	10,759	2.95	0.80	—	2.29	11.96	—	13.66
2013	883	12.84	—	18.32	11,550	2.58	0.80	—	2.69	10.75	—	12.91
2012	1,040	11.37	—	16.54	12,146	3.81	0.80	—	2.69	2.21	—	4.20

Putnam Variable Trust - VT Government Money Market
2016	4,095	8.13	—	11.40	38,866	0.01	0.80	—	2.54	(2.52)	—	(0.79)
2015	4,647	8.34	—	11.49	44,960	0.01	0.80	—	2.54	(2.53)	—	(0.79)
2014	5,642	8.55	—	11.58	55,405	0.01	0.80	—	2.54	(2.53)	—	(0.79)
2013	6,570	8.72	—	11.67	65,393	0.01	0.80	—	2.59	(2.58)	—	(0.79)
2012	8,055	8.95	—	11.77	81,873	0.01	0.80	—	2.59	(2.59)	—	(0.79)

Putnam Variable Trust - VT Growth and Income
2016	6,500	19.74	—	20.15	111,222	1.65	0.70	—	2.69	11.93	—	14.22
2015	7,628	17.63	—	17.64	115,059	1.89	0.70	—	2.69	(10.02)	—	(8.17)
2014	8,761	19.21	—	19.60	145,170	1.38	0.70	—	2.69	7.75	—	9.96
2013	10,395	17.47	—	18.19	157,751	1.72	0.70	—	2.69	32.03	—	34.73
2012	12,240	12.97	—	13.77	139,367	1.79	0.70	—	2.69	15.93	—	18.30

Putnam Variable Trust - VT Growth Opportunities
2016	10,017	9.08	—	10.04	87,441	0.09	0.80	—	2.69	0.42	—	0.64
2015	1,179	6.90	—	8.59	9,212	0.34	0.80	—	2.15	(1.15)	—	0.22
2014	1,306	6.98	—	8.57	10,237	0.22	0.80	—	2.15	11.47	—	13.00
2013	1,549	6.26	—	7.59	10,806	0.50	0.80	—	2.15	33.21	—	35.05
2012	1,847	4.70	—	5.62	9,608	0.09	0.80	—	2.15	15.03	—	16.62

Putnam Variable Trust - VT High Yield
2016	1,074	21.97	—	25.01	24,946	6.59	0.80	—	2.54	12.62	—	14.63
2015	1,269	19.50	—	21.82	26,052	7.41	0.80	—	2.54	(7.76)	—	(6.11)
2014	1,512	21.14	—	23.24	33,289	6.36	0.80	—	2.54	(1.02)	—	0.75
2013	1,804	21.36	—	23.07	39,729	7.15	0.80	—	2.54	5.67	—	6.99
2012	2,136	20.22	—	21.56	44,425	7.81	0.80	—	2.59	13.00	—	15.08

Putnam Variable Trust - VT Income
2016	3,102	13.54	—	20.65	52,371	4.51	0.80	—	2.54	(0.58)	—	1.19
2015	3,573	13.62	—	20.41	60,044	4.98	0.80	—	2.54	(3.96)	—	(2.25)
2014	4,214	14.18	—	20.88	72,738	6.30	0.80	—	2.54	3.75	—	5.60
2013	4,977	13.67	—	19.77	81,699	3.90	0.80	—	2.54	(0.72)	—	1.06
2012	5,874	13.77	—	19.56	95,918	5.15	0.80	—	2.54	7.92	—	9.86

Putnam Variable Trust - VT International Equity
2016	4,241	11.61	—	14.65	54,621	3.33	0.70	—	2.59	(4.97)	—	(3.13)
2015	4,743	11.98	—	15.41	63,686	1.25	0.70	—	2.59	(2.45)	—	(0.56)
2014	5,419	12.05	—	15.80	74,215	0.98	0.70	—	2.59	(9.19)	—	(7.43)
2013	6,439	13.02	—	17.40	97,085	1.46	0.70	—	2.59	24.76	—	27.18
2012	7,707	10.23	—	13.95	92,599	2.26	0.70	—	2.59	18.75	—	21.06

ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I
NOTES TO FINANCIAL STATEMENTS

7.    Financial Highlights (continued)

	At December 31,					For the year ended December 31,
		Accumulation
	Units	Unit Value			Net Assets	Investment	Expense Ratio**			Total Return***
	(000s)	Lowest to Highest			(000s)	Income Ratio*	Lowest to Highest			Lowest to Highest
Putnam Variable Trust - VT International Growth
2016	784	$7.08	—	11.75	$8,837	0.93%	0.80	—	2.15%	(8.72)	—	(7.46)%
2015	874	7.75	—	12.69	10,672	—	0.80	—	2.15	(1.06)	—	(0.31)
2014	968	7.83	—	12.65	11,716	0.06	0.80	—	2.15	(8.16)	—	(6.90)
2013	1,126	8.53	—	13.59	14,739	1.05	0.80	—	2.15	19.74	—	21.39
2012	1,306	7.12	—	11.20	14,073	1.48	0.80	—	2.15	18.40	—	20.04

Putnam Variable Trust - VT International Value
2016	781	10.47	—	13.88	10,002	2.33	0.80	—	2.15	(1.06)	—	0.30
2015	850	10.58	—	13.84	10,932	1.40	0.80	—	2.15	(4.11)	—	(2.78)
2014	968	11.04	—	14.23	12,894	1.41	0.80	—	2.15	(11.43)	—	(10.21)
2013	1,096	12.46	—	15.85	16,375	2.53	0.80	—	2.15	19.59	—	21.23
2012	1,238	10.42	—	13.08	15,369	3.14	0.80	—	2.15	19.08	—	20.73

Putnam Variable Trust - VT Investors
2016	3,121	14.12	—	20.63	44,326	1.29	0.80	—	2.44	9.33	—	11.16
2015	3,593	12.70	—	18.87	46,073	1.21	0.80	—	2.44	(4.56)	—	(2.96)
2014	4,135	13.09	—	19.77	55,192	1.19	0.80	—	2.44	11.13	—	13.00
2013	4,884	11.58	—	17.79	57,858	1.51	0.80	—	2.44	31.83	—	34.04
2012	5,775	8.64	—	13.50	51,364	1.37	0.80	—	2.44	13.97	—	15.89

Putnam Variable Trust - VT Multi-Cap Growth
2016	4,863	13.86	—	23.30	65,714	0.68	0.80	—	2.69	4.90	—	6.93
2015	5,488	12.96	—	22.22	69,882	0.51	0.80	—	2.69	(2.97)	—	(1.09)
2014	6,238	13.10	—	22.90	80,850	0.32	0.80	—	2.69	10.44	—	12.58
2013	7,351	11.64	—	20.73	85,227	0.51	0.80	—	2.69	32.77	—	35.35
2012	8,569	8.60	—	15.62	74,102	0.25	0.80	—	2.69	13.61	—	15.82

Putnam Variable Trust - VT Multi-Cap Value
2016	209	27.52	—	32.50	6,248	0.67	0.80	—	2.00	10.74	—	12.09
2015	211	24.85	—	28.99	5,668	0.92	0.80	—	2.00	(6.24)	—	(5.09)
2014	257	26.51	—	30.55	7,328	0.72	0.80	—	2.00	8.54	—	9.87
2013	301	24.42	—	27.81	7,871	1.20	0.80	—	2.00	39.23	—	40.93
2012	348	17.54	—	19.73	6,488	0.40	0.80	—	2.00	13.93	—	15.32

Putnam Variable Trust - VT Research
2016	1,267	17.34	—	22.33	21,006	1.52	0.80	—	2.29	7.57	—	9.20
2015	1,435	15.88	—	20.76	21,898	1.31	0.80	—	2.29	(3.80)	—	(2.33)
2014	1,619	16.26	—	21.45	25,532	0.81	0.80	—	2.34	12.17	—	13.94
2013	1,932	14.27	—	19.12	26,998	1.13	0.80	—	2.34	30.24	—	32.30
2012	2,279	10.78	—	14.68	24,258	1.08	0.80	—	2.34	15.15	—	16.97

Putnam Variable Trust - VT Small Cap Value
2016	1,109	22.27	—	27.31	35,692	1.10	0.70	—	2.30	24.60	—	26.61
2015	1,229	17.87	—	21.57	31,397	0.88	0.70	—	2.30	(6.42)	—	(4.91)
2014	1,442	19.10	—	22.68	39,246	0.49	0.70	—	2.30	1.08	—	2.71
2013	1,813	18.89	—	22.08	48,018	0.88	0.70	—	2.30	36.44	—	38.63
2012	2,165	13.85	—	15.93	41,992	0.47	0.70	—	2.30	14.81	—	16.67

ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I
NOTES TO FINANCIAL STATEMENTS

7.    Financial Highlights (continued)

	At December 31,					For the year ended December 31,
		Accumulation
	Units	Unit Value			Net Assets	Investment	Expense Ratio**			Total Return***
	(000s)	Lowest to Highest			(000s)	Income Ratio*	Lowest to Highest			Lowest to Highest
Putnam Variable Trust - VT Voyager (fund ceased operations on November 18, 2016)
2016	—	$14.68	—	18.87	$—	2.11%	0.80	—	2.69%	(0.30)	—	1.40%
2015	6,219	14.48	—	18.93	88,819	1.16	0.80	—	2.69	(8.64)	—	(6.86)
2014	7,085	15.54	—	20.72	109,081	0.75	0.80	—	2.69	6.77	—	8.84
2013	8,343	14.28	—	19.41	119,381	0.81	0.80	—	2.69	39.86	—	42.58
2012	10,008	10.02	—	13.88	101,747	0.36	0.80	—	2.69	11.15	—	40.64

The Universal Institutional Funds, Inc. - Morgan Stanley UIF Core Plus Fixed Income
2016	16	14.55	—	18.22	243	1.96	1.15	—	1.85	4.15	—	4.90
2015	24	13.97	—	17.37	354	2.24	1.15	—	1.85	(2.49)	—	(1.79)
2014	52	14.32	—	15.35	772	2.96	1.15	—	1.85	5.86	—	6.40
2013	48	13.53	—	14.43	659	3.73	1.35	—	1.85	(2.16)	—	(1.66)
2012	64	13.83	—	14.67	910	4.84	1.35	—	1.85	7.41	—	7.96

The Universal Institutional Funds, Inc. - Morgan Stanley UIF Emerging Markets Equity
2016	757	17.33	—	21.97	13,435	0.49	0.70	—	2.20	4.42	—	6.00
2015	810	16.35	—	21.04	13,809	0.83	0.70	—	2.20	(12.64)	—	(11.31)
2014	936	18.43	—	24.08	18,089	0.38	0.70	—	2.20	(6.57)	—	(5.16)
2013	1,142	19.44	—	27.55	23,231	1.18	0.70	—	2.20	(3.18)	—	(1.72)
2012	1,377	19.77	—	28.46	28,583	—	0.70	—	2.20	17.34	—	19.11

The Universal Institutional Funds, Inc. - Morgan Stanley UIF Global Infrastructure (fund launched on April 25, 2014)
2016	907	15.93	—	19.12	38,251	2.32	0.70	—	1.85	13.16	—	14.47
2015	1,029	13.97	—	16.70	38,449	1.82	0.70	—	1.98	(15.45)	—	(14.36)
2014	1,230	16.52	—	19.50	53,196	—	0.70	—	1.98	7.25	—	8.19

The Universal Institutional Funds, Inc. - Morgan Stanley UIF Global Strategist
2016	4,168	12.86	—	13.30	57,488	—	0.70	—	2.20	3.29	—	4.84
2015	4,841	12.45	—	12.68	64,428	1.69	0.70	—	2.20	(8.43)	—	(7.05)
2014	5,574	13.64	—	14.87	79,713	0.84	0.70	—	2.20	(0.07)	—	1.44
2013	6,536	13.45	—	14.88	92,037	0.20	0.70	—	2.20	13.42	—	15.14
2012	1,140	11.68	—	13.12	12,307	2.13	0.70	—	2.20	11.36	—	13.05

The Universal Institutional Funds, Inc. - Morgan Stanley UIF Growth
2016	1,124	19.42	—	22.60	22,120	—	0.70	—	2.69	(4.27)	—	(2.32)
2015	1,234	19.88	—	23.61	25,121	—	0.70	—	2.69	9.22	—	11.46
2014	1,367	17.84	—	21.61	25,271	—	0.70	—	2.69	3.50	—	5.62
2013	1,540	16.89	—	20.88	27,382	0.43	0.70	—	2.69	44.09	—	47.04
2012	1,901	11.49	—	14.49	23,350	—	0.70	—	2.69	11.29	—	13.58

The Universal Institutional Funds, Inc. - Morgan Stanley UIF Mid Cap Growth
2016	437	20.09	—	24.45	9,256	—	0.70	—	2.30	(10.85)	—	(9.42)
2015	482	22.54	—	26.99	11,382	—	0.70	—	2.30	(8.04)	—	(6.55)
2014	558	24.51	—	28.88	14,237	—	0.70	—	2.30	(0.35)	—	1.26
2013	651	24.60	—	28.52	16,585	0.35	0.70	—	2.30	34.36	—	36.53
2012	820	18.31	—	20.89	15,471	—	0.70	—	2.30	6.21	—	7.93

ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I
NOTES TO FINANCIAL STATEMENTS

7.    Financial Highlights (continued)

	At December 31,					For the year ended December 31,
		Accumulation
	Units	Unit Value			Net Assets	Investment	Expense Ratio**			Total Return***
	(000s)	Lowest to Highest			(000s)	Income Ratio*	Lowest to Highest			Lowest to Highest
The Universal Institutional Funds, Inc. - Morgan Stanley UIF U.S. Real Estate
2016	387	$30.05	—	57.51	$16,359	1.32%	0.70	—	2.30%	4.39	—	6.07%
2015	431	28.79	—	54.22	17,384	1.31	0.70	—	2.30	(0.15)	—	1.46
2014	500	28.83	—	53.44	20,052	1.45	0.70	—	2.30	26.77	—	28.82
2013	597	22.74	—	41.48	18,746	1.11	0.70	—	2.30	(0.27)	—	1.34
2012	682	22.80	—	40.93	21,401	0.87	0.70	—	2.30	13.20	—	15.03

The Universal Institutional Funds, Inc. (Class II) - Morgan Stanley UIF Emerging Markets Debt (Class II)
2016	290	18.22	—	26.93	7,139	5.55	1.29	—	2.59	7.72	—	9.16
2015	351	16.91	—	24.67	7,918	5.34	1.29	—	2.59	(3.74)	—	(2.45)
2014	425	17.57	—	25.29	9,899	5.49	1.29	—	2.59	0.23	—	1.56
2013	524	17.53	—	20.19	12,012	3.91	1.29	—	2.59	(11.12)	—	(9.93)
2012	605	22.42	—	24.17	15,434	2.78	1.29	—	2.59	14.82	—	16.35

The Universal Institutional Funds, Inc. (Class II) - Morgan Stanley UIF Emerging Markets Equity (Class II)
2016	147	25.68	—	30.78	4,298	0.44	1.29	—	2.59	3.87	—	5.25
2015	169	24.72	—	29.24	4,715	0.78	1.29	—	2.59	(13.02)	—	(11.86)
2014	204	28.42	—	33.18	6,475	0.33	1.29	—	2.59	(7.03)	—	(5.79)
2013	274	30.57	—	35.21	9,293	1.11	1.29	—	2.59	(3.66)	—	(2.38)
2012	338	31.73	—	36.07	11,766	—	1.29	—	2.59	16.73	—	18.29

The Universal Institutional Funds, Inc. (Class II) - Morgan Stanley UIF Global Franchise (Class II)
2016	900	26.37	—	26.95	25,249	1.47	1.29	—	2.59	2.70	—	4.06
2015	1,157	25.34	—	26.24	31,143	2.06	1.29	—	2.59	3.45	—	4.83
2014	1,446	24.17	—	25.37	37,168	2.05	1.29	—	2.59	1.80	—	3.16
2013	1,856	23.43	—	24.92	46,553	2.64	1.29	—	2.59	16.56	—	18.12
2012	2,389	19.84	—	21.38	51,202	2.25	1.29	—	2.59	12.59	—	14.10

The Universal Institutional Funds, Inc. (Class II) - Morgan Stanley UIF Global Infrastructure (Class II) (fund launched on April 25, 2014)
2016	647	24.97	—	29.92	10,875	2.10	1.29	—	2.59	12.00	—	13.49
2015	711	22.29	—	26.37	10,619	1.59	1.29	—	2.59	(16.12)	—	(15.00)
2014	799	26.57	—	31.02	14,176	—	1.29	—	2.59	6.52	—	7.50

The Universal Institutional Funds, Inc. (Class II) - Morgan Stanley UIF Global Strategist (Class II) (fund launched on April 26, 2013)
2016	1,460	14.06	—	16.86	19,630	—	1.29	—	2.59	2.77	—	4.14
2015	1,711	13.68	—	16.19	22,224	1.55	1.29	—	2.59	(8.95)	—	(7.74)
2014	1,923	15.03	—	17.54	27,193	0.76	1.29	—	2.59	(0.65)	—	0.68
2013	2,266	15.13	—	17.42	31,979	0.12	1.29	—	2.59	8.25	—	9.24

The Universal Institutional Funds, Inc. (Class II) - Morgan Stanley UIF Growth (Class II)
2016	167	25.25	—	26.21	4,617	—	1.29	—	2.59	(4.46)	—	(3.18)
2015	184	26.43	—	27.08	5,259	—	1.29	—	2.59	9.07	—	10.52
2014	223	24.23	—	24.50	5,760	—	1.29	—	2.59	3.34	—	4.72
2013	288	23.39	—	23.45	7,194	0.21	1.29	—	2.59	43.90	—	45.82
2012	394	16.04	—	16.29	6,732	—	1.29	—	2.59	11.09	—	12.58

ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I
NOTES TO FINANCIAL STATEMENTS

7.    Financial Highlights (continued)

	At December 31,					For the year ended December 31,
		Accumulation
	Units	Unit Value			Net Assets	Investment	Expense Ratio**			Total Return***
	(000s)	Lowest to Highest			(000s)	Income Ratio*	Lowest to Highest			Lowest to Highest
The Universal Institutional Funds, Inc. (Class II) - Morgan Stanley UIF Mid Cap Growth (Class II)
2016	592	$14.19	—	23.58	$11,119	—%	1.29	—	2.59%	(11.20)	—	(10.02)%
2015	627	15.77	—	26.55	13,443	—	1.29	—	2.59	(8.43)	—	(7.20)
2014	802	17.00	—	28.99	18,322	—	1.29	—	2.59	(0.80)	—	0.53
2013	1,037	16.91	—	29.22	23,805	0.24	1.29	—	2.59	33.93	—	35.71
2012	1,394	12.46	—	21.82	23,493	—	1.29	—	2.59	5.67	—	7.09

The Universal Institutional Funds, Inc. (Class II) - Morgan Stanley UIF Small Company Growth (Class II)
2016	203	24.16	—	28.96	5,525	—	1.29	—	2.59	2.91	—	4.28
2015	234	23.48	—	27.77	6,139	—	1.29	—	2.59	(12.13)	—	(10.96)
2014	289	26.72	—	31.19	8,550	—	1.29	—	2.59	(16.10)	—	(14.97)
2013	363	31.84	—	36.68	12,718	—	1.29	—	2.59	66.90	—	69.12
2012	474	19.08	—	21.69	9,880	—	1.29	—	2.59	11.73	—	13.22

The Universal Institutional Funds, Inc. (Class II) - Morgan Stanley UIF U.S. Real Estate (Class II)
2016	753	29.36	—	40.19	27,602	1.06	1.29	—	2.59	3.80	—	5.18
2015	848	28.29	—	38.22	29,652	1.17	1.29	—	2.59	(0.72)	—	0.61
2014	1,013	28.50	—	37.99	35,316	1.25	1.29	—	2.59	26.08	—	27.76
2013	1,348	22.60	—	26.04	36,894	0.86	1.29	—	2.59	(0.88)	—	0.44
2012	1,553	25.88	—	25.92	42,444	0.60	1.29	—	2.59	12.79	—	13.95

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM
To the Board of Directors and Shareholder of
Allstate Life Insurance Company
Northbrook, Illinois 60062
We have audited the accompanying Consolidated Statements of Financial Position of Allstate Life Insurance Company and subsidiaries (the “Company”), an affiliate of The Allstate Corporation, as of December 31, 2016 and 2015, and the related Consolidated Statements of Operations and Comprehensive Income, Shareholder’s Equity, and Cash Flows for each of the three years in the period ended December 31, 2016. Our audits also included the consolidated financial statement schedules listed in the Index at Item 15. These financial statements and financial statement schedules are the responsibility of the Company’s management. Our responsibility is to express an opinion on these financial statements and financial statement schedules based on our audits.
We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. The Company is not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Company’s internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.
In our opinion, such consolidated financial statements present fairly, in all material respects, the financial position of Allstate Life Insurance Company and subsidiaries as of December 31, 2016 and 2015, and the results of their operations and their cash flows for each of the three years in the period ended December 31, 2016, in conformity with accounting principles generally accepted in the United States of America. Also, in our opinion, such consolidated financial statement schedules, when considered in relation to the basic consolidated financial statements taken as a whole, present fairly in all material respects the information set forth therein.
/s/ DELOITTE & TOUCHE LLP
Chicago, Illinois
February 24, 2017

ALLSTATE LIFE INSURANCE COMPANY AND SUBSIDIARIES
CONSOLIDATED STATEMENTS OF OPERATIONS AND COMPREHENSIVE INCOME

($ in millions)	Year Ended December 31,
	2016	2015	2014
Revenues
Premiums (net of reinsurance ceded of $158, $167 and $216)	$592	$600	$589
Contract charges (net of reinsurance ceded of $189, $189 and $176)	717	738	847
Net investment income	1,659	1,819	2,081
Realized capital gains and losses:
Total other-than-temporary impairment (“OTTI”) losses	(120)	(144)	(54)
OTTI losses reclassified to (from) other comprehensive income	7	16	(1)
Net OTTI losses recognized in earnings	(113)	(128)	(55)
Sales and other realized capital gains and losses	36	393	198
Total realized capital gains and losses	(77)	265	143
	2,891	3,422	3,660
Costs and expenses
Contract benefits (net of reinsurance ceded of $224, $237 and $329)	1,387	1,406	1,452
Interest credited to contractholder funds (net of reinsurance ceded of $46, $40 and $27)	677	717	891
Amortization of deferred policy acquisition costs	134	151	162
Operating costs and expenses	219	273	310
Restructuring and related charges	1	—	2
Interest expense	15	16	16
	2,433	2,563	2,833

Gain (loss) on disposition of operations	5	3	(68)

Income from operations before income tax expense	463	862	759

Income tax expense	144	301	233

Net income	319	561	526

Other comprehensive income (loss), after-tax
Change in unrealized net capital gains and losses	153	(854)	455
Change in unrealized foreign currency translation adjustments	4	(4)	(4)
Other comprehensive income (loss), after-tax	157	(858)	451

Comprehensive income (loss)	$476	$(297)	$977

See notes to consolidated financial statements.

2

ALLSTATE LIFE INSURANCE COMPANY AND SUBSIDIARES
CONSOLIDATED STATEMENTS OF FINANCIAL POSITION

($ in millions, except par value data)	December 31,
	2016	2015
Assets
Investments
Fixed income securities, at fair value (amortized cost $23,112 and $23,770)	$24,222	$24,629
Mortgage loans	3,938	3,781
Equity securities, at fair value (cost $1,429 and $1,526)	1,511	1,542
Limited partnership interests	2,776	2,295
Short-term, at fair value (amortized cost $566 and $816)	566	816
Policy loans	563	572
Other	1,491	1,327
Total investments	35,067	34,962
Cash	138	104
Deferred policy acquisition costs	1,187	1,314
Reinsurance recoverable from non-affiliates	2,339	2,407
Reinsurance recoverable from affiliates	452	464
Accrued investment income	273	278
Other assets	410	510
Separate Accounts	3,373	3,639
Total assets	$43,239	$43,678
Liabilities
Contractholder funds	$19,470	$20,542
Reserve for life-contingent contract benefits	11,322	11,394
Unearned premiums	5	5
Payable to affiliates, net	52	55
Other liabilities and accrued expenses	952	849
Deferred income taxes	1,191	986
Notes due to related parties	465	275
Separate Accounts	3,373	3,639
Total liabilities	36,830	37,745
Commitments and Contingent Liabilities (Notes 8 and 12)
Shareholder’s Equity
Redeemable preferred stock - series A, $100 par value, 1,500,000 shares authorized, none issued	—	—
Redeemable preferred stock - series B, $100 par value, 1,500,000 shares authorized, none issued	—	—
Common stock, $227 par value, 23,800 shares authorized and outstanding	5	5
Additional capital paid-in	1,990	1,990
Retained income	3,736	3,417
Accumulated other comprehensive income:
Unrealized net capital gains and losses:
Unrealized net capital gains and losses on fixed income securities with OTTI	39	41
Other unrealized net capital gains and losses	733	527
Unrealized adjustment to DAC, DSI and insurance reserves	(91)	(40)
Total unrealized net capital gains and losses	681	528
Unrealized foreign currency translation adjustments	(3)	(7)
Total accumulated other comprehensive income	678	521
Total shareholder’s equity	6,409	5,933
Total liabilities and shareholder’s equity	$43,239	$43,678

See notes to consolidated financial statements.

3

ALLSTATE LIFE INSURANCE COMPANY AND SUBSIDIARES
CONSOLIDATED STATEMENTS OF SHAREHOLDER’S EQUITY

($ in millions)	Year Ended December 31,
	2016	2015	2014

Common stock	$5	$5	$5

Additional capital paid-in
Balance, beginning of year	1,990	1,990	2,690
Return of capital	—	—	(700)
Balance, end of year	1,990	1,990	1,990

Retained income
Balance, beginning of year	3,417	2,973	2,447
Net income	319	561	526
Dividends	—	(103)	—
Loss on reinsurance with an affiliate	—	(12)	—
Loss on sale of subsidiaries to affiliate	—	(2)	—
Balance, end of year	3,736	3,417	2,973

Accumulated other comprehensive income
Balance, beginning of year	521	1,379	928
Change in unrealized net capital gains and losses	153	(854)	455
Change in unrealized foreign currency translation adjustments	4	(4)	(4)
Balance, end of year	678	521	1,379

Total shareholder’s equity	$6,409	$5,933	$6,347

See notes to consolidated financial statements.

4

ALLSTATE LIFE INSURANCE COMPANY AND SUBSIDIARES
CONSOLIDATED STATEMENTS OF CASH FLOWS

($ in millions)	Year Ended December 31,
	2016	2015	2014
Cash flows from operating activities
Net income	$319	$561	$526
Adjustments to reconcile net income to net cash provided by operating activities:
Amortization and other non-cash items	(64)	(74)	(86)
Realized capital gains and losses	77	(265)	(143)
(Gain) loss on disposition of operations	(5)	(3)	68
Interest credited to contractholder funds	677	717	891
Changes in:
Policy benefits and other insurance reserves	(611)	(559)	(553)
Unearned premiums	—	—	(1)
Deferred policy acquisition costs	54	27	(1)
Reinsurance recoverables, net	30	16	(25)
Income taxes	135	27	121
Other operating assets and liabilities	(117)	(41)	(134)
Net cash provided by operating activities	495	406	663
Cash flows from investing activities
Proceeds from sales
Fixed income securities	5,999	8,267	3,353
Equity securities	1,298	636	1,383
Limited partnership interests	371	481	521
Mortgage loans	—	6	10
Other investments	44	24	35
Investment collections
Fixed income securities	2,085	1,993	1,909
Mortgage loans	363	446	1,027
Other investments	169	69	46
Investment purchases
Fixed income securities	(7,072)	(8,272)	(3,232)
Equity securities	(1,234)	(1,264)	(1,612)
Limited partnership interests	(677)	(663)	(711)
Mortgage loans	(517)	(615)	(468)
Other investments	(211)	(220)	(306)
Change in short-term investments, net	(19)	77	79
Change in policy loans and other investments, net	(26)	(39)	60
Disposition of operations	—	20	345
Net cash provided by investing activities	573	946	2,439
Cash flows from financing activities
Contractholder fund deposits	854	901	1,065
Contractholder fund withdrawals	(2,028)	(2,278)	(3,407)
Proceeds from issuance of notes to related parties	140	—	—
Dividends paid	—	(17)	—
Return of capital	—	—	(700)
Repayment of notes due to related parties	—	—	(7)
Net cash used in financing activities	(1,034)	(1,394)	(3,049)
Net increase (decrease) in cash	34	(42)	53
Cash at beginning of year	104	146	93
Cash at end of year	$138	$104	$146

See notes to consolidated financial statements.

5

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS
1. General
Basis of presentation
The accompanying consolidated financial statements include the accounts of Allstate Life Insurance Company (“ALIC”) and its wholly owned subsidiaries (collectively referred to as the “Company”). ALIC is wholly owned by Allstate Insurance Company (“AIC”), which is wholly owned by Allstate Insurance Holdings, LLC, a wholly owned subsidiary of The Allstate Corporation (the “Corporation”). These consolidated financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (“GAAP”). All significant intercompany accounts and transactions have been eliminated.
The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the amounts reported in the consolidated financial statements and accompanying notes. Actual results could differ from those estimates.
Nature of operations
The Company sells traditional, interest-sensitive and variable life insurance products. The Company distributes its products through Allstate exclusive agencies and exclusive financial specialists. The Company also sells voluntary accident and health insurance through workplace enrolling independent agents in New York. The Company previously offered and continues to have in force fixed annuities such as deferred and immediate annuities. The Company previously offered institutional products consisting of funding agreements sold to unaffiliated trusts that used them to back medium-term notes. There are no institutional products outstanding as of December 31, 2016. The Company also previously offered variable annuities and substantially all of this business is reinsured.
The following table summarizes premiums and contract charges by product.

($ in millions)	2016	2015	2014
Premiums
Traditional life insurance	$502	$515	$492
Immediate annuities with life contingencies	—	—	4
Accident and health insurance	90	85	93
Total premiums	592	600	589

Contract charges
Interest-sensitive life insurance	703	724	828
Fixed annuities	14	14	19
Total contract charges	717	738	847
Total premiums and contract charges	$1,309	$1,338	$1,436
The Company, through several subsidiaries, is authorized to sell life insurance and retirement products in all 50 states, the District of Columbia and Puerto Rico. For 2016, the top geographic locations for direct statutory premiums and annuity considerations were New York, California, Texas, Florida and Illinois. No other jurisdiction accounted for more than 5% of statutory premiums and annuity considerations.
The Company has exposure to market risk as a result of its investment portfolio. Market risk is the risk that the Company will incur realized and unrealized net capital losses due to adverse changes in interest rates, credit spreads, equity prices or currency exchange rates. The Company’s primary market risk exposures are to changes in interest rates, credit spreads and equity prices. Interest rate risk is the risk that the Company will incur a loss due to adverse changes in interest rates relative to the interest rate characteristics of its interest bearing assets and liabilities. This risk arises from many of the Company’s primary activities, as it invests substantial funds in interest-sensitive assets and issues interest-sensitive liabilities. Interest rate risk includes risks related to changes in U.S. Treasury yields and other key risk-free reference yields. Credit spread risk is the risk that the Company will incur a loss due to adverse changes in credit spreads. This risk arises from many of the Company’s primary activities, as the Company invests substantial funds in spread-sensitive fixed income assets. Equity price risk is the risk that the Company will incur losses due to adverse changes in the general levels of the equity markets.
The Company monitors economic and regulatory developments that have the potential to impact its business. Federal and state laws and regulations affect the taxation of insurance companies and life insurance products. Congress and various state legislatures from time to time consider legislation that would reduce or eliminate the favorable policyholder tax treatment currently applicable to life insurance. Congress and various state legislatures also consider proposals to reduce the taxation of certain products or investments that may compete with life insurance. Legislation that increases the taxation on insurance products or reduces the taxation on competing products could lessen the advantage or create a disadvantage for certain of the Company’s

6

products making them less competitive. Such proposals, if adopted, could have an adverse effect on the Company’s financial position or ability to sell such products and could result in the surrender of some existing contracts and policies. In addition, changes in the federal estate tax laws could negatively affect the demand for the types of life insurance used in estate planning.
2. Summary of Significant Accounting Policies
Investments
Fixed income securities include bonds, asset-backed securities (“ABS”), residential mortgage-backed securities (“RMBS”), commercial mortgage-backed securities (“CMBS”) and redeemable preferred stocks. Fixed income securities, which may be sold prior to their contractual maturity, are designated as available for sale and are carried at fair value. The difference between amortized cost and fair value, net of deferred income taxes and related deferred policy acquisition costs (“DAC”), deferred sales inducement costs (“DSI”) and reserves for life-contingent contract benefits, is reflected as a component of accumulated other comprehensive income. Cash received from calls and make-whole payments is reflected as a component of proceeds from sales and cash received from maturities and pay-downs is reflected as a component of investment collections within the Consolidated Statements of Cash Flows.
Mortgage loans are carried at unpaid principal balances, net of unamortized premium or discount and valuation allowances. Valuation allowances are established for impaired loans when it is probable that contractual principal and interest will not be collected.
Equity securities primarily include common stocks, exchange traded and mutual funds, non-redeemable preferred stocks and real estate investment trust equity investments. Equity securities are designated as available for sale and are carried at fair value. The difference between cost and fair value, net of deferred income taxes, is reflected as a component of accumulated other comprehensive income.
Investments in limited partnership interests include interests in private equity funds and co-investments, real estate funds and joint ventures, and other funds. Where the Company’s interest is so minor that it exercises virtually no influence over operating and financial policies, investments in limited partnership interests are accounted for in accordance with the cost method of accounting; all other investments in limited partnership interests are accounted for in accordance with the equity method of accounting (“EMA”).
Short-term investments, including commercial paper, U.S. Treasury bills, money market funds and other short-term investments, are carried at fair value. Policy loans are carried at unpaid principal balances. Other investments primarily consist of bank loans, agent loans, notes due from related party, real estate and derivatives. Bank loans are primarily senior secured corporate loans and are carried at amortized cost. Agent loans are loans issued to exclusive Allstate agents and are carried at unpaid principal balances, net of valuation allowances and unamortized deferred fees or costs. Notes due from related party are carried at outstanding principal balances. Real estate is carried at cost less accumulated depreciation. Derivatives are carried at fair value.
Investment income primarily consists of interest, dividends, income from limited partnership interests, rental income from real estate, and income from certain derivative transactions. Interest is recognized on an accrual basis using the effective yield method and dividends are recorded at the ex-dividend date. Interest income for ABS, RMBS and CMBS is determined considering estimated pay-downs, including prepayments, obtained from third party data sources and internal estimates. Actual prepayment experience is periodically reviewed and effective yields are recalculated when differences arise between the prepayments originally anticipated and the actual prepayments received and currently anticipated. For ABS, RMBS and CMBS of high credit quality with fixed interest rates, the effective yield is recalculated on a retrospective basis. For all others, the effective yield is recalculated on a prospective basis. Accrual of income is suspended for other-than-temporarily impaired fixed income securities when the timing and amount of cash flows expected to be received is not reasonably estimable. Accrual of income is suspended for mortgage loans, bank loans and agent loans that are in default or when full and timely collection of principal and interest payments is not probable. Cash receipts on investments on nonaccrual status are generally recorded as a reduction of carrying value. Income from cost method limited partnership interests is recognized upon receipt of amounts distributed by the partnerships. Income from EMA limited partnership interests is recognized based on the Company’s share of the partnerships’ net income, including unrealized gains and losses, and is generally recognized on a three month delay due to the availability of the related financial statements.
Realized capital gains and losses include gains and losses on investment sales, write-downs in value due to other-than-temporary declines in fair value, adjustments to valuation allowances on mortgage loans and agent loans, periodic changes in fair value and settlements of certain derivatives including hedge ineffectiveness and valuation changes in public securities held in certain limited partnerships. Realized capital gains and losses on investment sales are determined on a specific identification basis.

7

Derivative and embedded derivative financial instruments
Derivative financial instruments include interest rate swaps, credit default swaps, futures (interest rate and equity), options (including swaptions), interest rate caps, warrants, foreign currency swaps, foreign currency forwards and certain investment risk transfer reinsurance agreements. Derivatives required to be separated from the host instrument and accounted for as derivative financial instruments (“subject to bifurcation”) are embedded in equity-indexed life and annuity contracts, reinsured variable annuity contracts and certain funding agreements.
All derivatives are accounted for on a fair value basis and reported as other investments, other assets, other liabilities and accrued expenses or contractholder funds. Embedded derivative instruments subject to bifurcation are also accounted for on a fair value basis and are reported together with the host contract. The change in fair value of derivatives embedded in life and annuity product contracts and subject to bifurcation is reported in contract benefits or interest credited to contractholder funds. Cash flows from embedded derivatives subject to bifurcation and derivatives receiving hedge accounting are reported consistently with the host contracts and hedged risks, respectively, within the Consolidated Statements of Cash Flows. Cash flows from other derivatives are reported in cash flows from investing activities within the Consolidated Statements of Cash Flows.
When derivatives meet specific criteria, they may be designated as accounting hedges and accounted for as fair value, cash flow, foreign currency fair value or foreign currency cash flow hedges. The hedged item may be either all or a specific portion of a recognized asset, liability or an unrecognized firm commitment attributable to a particular risk for fair value hedges. At the inception of the hedge, the Company formally documents the hedging relationship and risk management objective and strategy. The documentation identifies the hedging instrument, the hedged item, the nature of the risk being hedged and the methodology used to assess the effectiveness of the hedging instrument in offsetting the exposure to changes in the hedged item’s fair value attributable to the hedged risk. For a cash flow hedge, this documentation includes the exposure to changes in the variability in cash flows attributable to the hedged risk. The Company does not exclude any component of the change in fair value of the hedging instrument from the effectiveness assessment. At each reporting date, the Company confirms that the hedging instrument continues to be highly effective in offsetting the hedged risk. Ineffectiveness in fair value hedges and cash flow hedges, if any, is reported in realized capital gains and losses.
Fair value hedges The change in fair value of hedging instruments used in fair value hedges of investment assets or a portion thereof is reported in net investment income, together with the change in fair value of the hedged items. The change in fair value of hedging instruments used in fair value hedges of contractholder funds liabilities or a portion thereof is reported in interest credited to contractholder funds, together with the change in fair value of the hedged items. Accrued periodic settlements on swaps are reported together with the changes in fair value of the swaps in net investment income or interest credited to contractholder funds. The amortized cost for fixed income securities, the carrying value for mortgage loans or the carrying value of the hedged liability is adjusted for the change in fair value of the hedged risk.
Cash flow hedges For hedging instruments used in cash flow hedges, the changes in fair value of the derivatives representing the effective portion of the hedge are reported in accumulated other comprehensive income. Amounts are reclassified to net investment income or realized capital gains and losses as the hedged or forecasted transaction affects income. Accrued periodic settlements on derivatives used in cash flow hedges are reported in net investment income. The amount reported in accumulated other comprehensive income for a hedged transaction is limited to the lesser of the cumulative gain or loss on the derivative less the amount reclassified to income, or the cumulative gain or loss on the derivative needed to offset the cumulative change in the expected future cash flows on the hedged transaction from inception of the hedge less the derivative gain or loss previously reclassified from accumulated other comprehensive income to income. If the Company expects at any time that the loss reported in accumulated other comprehensive income would lead to a net loss on the combination of the hedging instrument and the hedged transaction which may not be recoverable, a loss is recognized immediately in realized capital gains and losses. If an impairment loss is recognized on an asset or an additional obligation is incurred on a liability involved in a hedge transaction, any offsetting gain in accumulated other comprehensive income is reclassified and reported together with the impairment loss or recognition of the obligation.
Termination of hedge accounting If, subsequent to entering into a hedge transaction, the derivative becomes ineffective (including if the hedged item is sold or otherwise extinguished, the occurrence of a hedged forecasted transaction is no longer probable or the hedged asset becomes other-than-temporarily impaired), the Company may terminate the derivative position. The Company may also terminate derivative instruments or redesignate them as non-hedge as a result of other events or circumstances. If the derivative instrument is not terminated when a fair value hedge is no longer effective, the future gains and losses recognized on the derivative are reported in realized capital gains and losses. When a fair value hedge is no longer effective, is redesignated as non-hedge or when the derivative has been terminated, the fair value gain or loss on the hedged asset, liability or portion thereof which has already been recognized in income while the hedge was in place and used to adjust the amortized cost for fixed income securities, the carrying value for mortgage loans or the carrying value of the hedged liability, is amortized over the remaining life of the hedged asset, liability or portion thereof, and reflected in net investment income or interest credited to contractholder funds beginning in the period that hedge accounting is no longer applied. If the hedged item in a fair value hedge is an asset that has

8

become other-than-temporarily impaired, the adjustment made to the amortized cost for fixed income securities or the carrying value for mortgage loans is subject to the accounting policies applied to other-than-temporarily impaired assets.
When a derivative instrument used in a cash flow hedge of an existing asset or liability is no longer effective or is terminated, the gain or loss recognized on the derivative is reclassified from accumulated other comprehensive income to income as the hedged risk impacts income. If the derivative instrument is not terminated when a cash flow hedge is no longer effective, the future gains and losses recognized on the derivative are reported in realized capital gains and losses. When a derivative instrument used in a cash flow hedge of a forecasted transaction is terminated because it is probable the forecasted transaction will not occur, the gain or loss recognized on the derivative is immediately reclassified from accumulated other comprehensive income to realized capital gains and losses in the period that hedge accounting is no longer applied.
Non-hedge derivative financial instruments For derivatives for which hedge accounting is not applied, the income statement effects, including fair value gains and losses and accrued periodic settlements, are reported either in realized capital gains and losses or in a single line item together with the results of the associated asset or liability for which risks are being managed.
Securities loaned
The Company’s business activities include securities lending transactions, which are used primarily to generate net investment income. The proceeds received in conjunction with securities lending transactions are reinvested in short-term investments or fixed income securities. These transactions are short-term in nature, usually 30 days or less.
The Company receives cash collateral for securities loaned in an amount generally equal to 102% of the fair value of securities and records the related obligations to return the collateral in other liabilities and accrued expenses. The carrying value of these obligations approximates fair value because of their relatively short-term nature. The Company monitors the market value of securities loaned on a daily basis and obtains additional collateral as necessary under the terms of the agreements to mitigate counterparty credit risk. The Company maintains the right and ability to repossess the securities loaned on short notice.
Recognition of premium revenues and contract charges, and related benefits and interest credited
Traditional life insurance products consist principally of products with fixed and guaranteed premiums and benefits, primarily term and whole life insurance products. Voluntary accident and health insurance products are expected to remain in force for an extended period and therefore are primarily classified as long-duration contracts. Premiums from these products are recognized as revenue when due from policyholders. Benefits are reflected in contract benefits and recognized over the life of the policy in relation to premiums.
Immediate annuities with life contingencies, including certain structured settlement annuities, provide insurance protection over a period that extends beyond the period during which premiums are collected. Premiums from these products are recognized as revenue when received at the inception of the contract. Benefits and expenses are recognized in relation to premiums. Profits from these policies come primarily from investment income, which is recognized over the life of the contract.
Interest-sensitive life contracts, such as universal life and single premium life, are insurance contracts whose terms are not fixed and guaranteed. The terms that may be changed include premiums paid by the contractholder, interest credited to the contractholder account balance and contract charges assessed against the contractholder account balance. Premiums from these contracts are reported as contractholder fund deposits. Contract charges consist of fees assessed against the contractholder account balance for the cost of insurance (mortality risk), contract administration and surrender of the contract prior to contractually specified dates. These contract charges are recognized as revenue when assessed against the contractholder account balance. Contract benefits include life-contingent benefit payments in excess of the contractholder account balance.
Contracts that do not subject the Company to significant risk arising from mortality or morbidity are referred to as investment contracts. Fixed annuities, including market value adjusted annuities, equity-indexed annuities and immediate annuities without life contingencies, and funding agreements (primarily backing medium-term notes) are considered investment contracts. Consideration received for such contracts is reported as contractholder fund deposits. Contract charges for investment contracts consist of fees assessed against the contractholder account balance for maintenance, administration and surrender of the contract prior to contractually specified dates, and are recognized when assessed against the contractholder account balance.
Interest credited to contractholder funds represents interest accrued or paid on interest-sensitive life and investment contracts. Crediting rates for certain fixed annuities and interest-sensitive life contracts are adjusted periodically by the Company to reflect current market conditions subject to contractually guaranteed minimum rates. Crediting rates for indexed life and annuities and indexed funding agreements are generally based on a specified interest rate index or an equity index, such as the Standard & Poor’s 500 Index (“S&P 500”). Interest credited also includes amortization of DSI expenses. DSI is amortized into interest credited using the same method used to amortize DAC.
Contract charges for variable life and variable annuity products consist of fees assessed against the contractholder account balances for contract maintenance, administration, mortality, expense and surrender of the contract prior to contractually specified dates. Contract benefits incurred for variable annuity products include guaranteed minimum death, income, withdrawal and

9

accumulation benefits. Substantially all of the Company’s variable annuity business is ceded through reinsurance agreements and the contract charges and contract benefits related thereto are reported net of reinsurance ceded.
Deferred policy acquisition and sales inducement costs
Costs that are related directly to the successful acquisition of new or renewal life insurance and investment contracts are deferred and recorded as DAC. These costs are principally agents’ and brokers’ remuneration and certain underwriting expenses. DSI costs, which are deferred and recorded as other assets, relate to sales inducements offered on sales to new customers, principally on fixed annuity and interest-sensitive life contracts. These sales inducements are primarily in the form of additional credits to the customer’s account balance or enhancements to interest credited for a specified period which are in excess of the rates currently being credited to similar contracts without sales inducements. All other acquisition costs are expensed as incurred and included in operating costs and expenses. Amortization of DAC is included in amortization of deferred policy acquisition costs and is described in more detail below. DSI is amortized into income using the same methodology and assumptions as DAC and is included in interest credited to contractholder funds.
For traditional life and voluntary accident and health insurance, DAC is amortized over the premium paying period of the related policies in proportion to the estimated revenues on such business. Assumptions used in the amortization of DAC and reserve calculations are established at the time the policy is issued and are generally not revised during the life of the policy. Any deviations from projected business in force resulting from actual policy terminations differing from expected levels and any estimated premium deficiencies may result in a change to the rate of amortization in the period such events occur. Generally, the amortization periods for these policies approximates the estimated lives of the policies. The Company periodically reviews the recoverability of DAC for these policies on an aggregate basis using actual experience. The Company aggregates traditional life insurance products and immediate annuities with life contingencies in one analysis, and voluntary accident and health insurance in a separate analysis. If actual experience is significantly adverse compared to the original assumptions and a premium deficiency is determined to exist, any remaining unamortized DAC balance would be expensed to the extent not recoverable and the establishment of a premium deficiency reserve may be required.
For interest-sensitive life insurance and fixed annuities, DAC and DSI are amortized in proportion to the incidence of the total present value of gross profits, which includes both actual historical gross profits (“AGP”) and estimated future gross profits (“EGP”) expected to be earned over the estimated lives of the contracts. The amortization is net of interest on the prior period DAC balance using rates established at the inception of the contracts. Actual amortization periods generally range from 15-30 years; however, incorporating estimates of the rate of customer surrenders, partial withdrawals and deaths generally results in the majority of the DAC being amortized during the surrender charge period, which is typically 10-20 years for interest-sensitive life and 5-10 years for fixed annuities. The cumulative DAC and DSI amortization is reestimated and adjusted by a cumulative charge or credit to income when there is a difference between the incidence of actual versus expected gross profits in a reporting period or when there is a change in total EGP. When DAC or DSI amortization or a component of gross profits for a quarterly period is potentially negative (which would result in an increase of the DAC or DSI balance) as a result of negative AGP, the specific facts and circumstances surrounding the potential negative amortization are considered to determine whether it is appropriate for recognition in the consolidated financial statements. Negative amortization is only recorded when the increased DAC or DSI balance is determined to be recoverable based on facts and circumstances. Recapitalization of DAC and DSI is limited to the originally deferred costs plus interest.
AGP and EGP primarily consist of the following components: contract charges for the cost of insurance less mortality costs and other benefits; investment income and realized capital gains and losses less interest credited; and surrender and other contract charges less maintenance expenses. The principal assumptions for determining the amount of EGP are mortality, persistency, expenses, investment returns, including capital gains and losses on assets supporting contract liabilities, interest crediting rates to contractholders, and the effects of any hedges. For products whose supporting investments are exposed to capital losses in excess of the Company’s expectations which may cause periodic AGP to become temporarily negative, EGP and AGP utilized in DAC and DSI amortization may be modified to exclude the excess capital losses.
The Company performs quarterly reviews of DAC and DSI recoverability for interest-sensitive life and fixed annuity contracts in the aggregate using current assumptions. If a change in the amount of EGP is significant, it could result in the unamortized DAC or DSI not being recoverable, resulting in a charge which is included as a component of amortization of deferred policy acquisition costs or interest credited to contractholder funds, respectively.
The DAC and DSI balances presented include adjustments to reflect the amount by which the amortization of DAC and DSI would increase or decrease if the unrealized capital gains or losses in the respective product investment portfolios were actually realized. The adjustments are recorded net of tax in accumulated other comprehensive income. DAC, DSI and deferred income taxes determined on unrealized capital gains and losses and reported in accumulated other comprehensive income recognize the impact on shareholder’s equity consistently with the amounts that would be recognized in the income statement on realized capital gains and losses.

10

Customers of the Company may exchange one insurance policy or investment contract for another offered by the Company, or make modifications to an existing investment or life contract issued by the Company. These transactions are identified as internal replacements for accounting purposes. Internal replacement transactions determined to result in replacement contracts that are substantially unchanged from the replaced contracts are accounted for as continuations of the replaced contracts. Unamortized DAC and DSI related to the replaced contracts continue to be deferred and amortized in connection with the replacement contracts. For interest-sensitive life and investment contracts, the EGP of the replacement contracts are treated as a revision to the EGP of the replaced contracts in the determination of amortization of DAC and DSI. For traditional life insurance policies, any changes to unamortized DAC that result from replacement contracts are treated as prospective revisions. Any costs associated with the issuance of replacement contracts are characterized as maintenance costs and expensed as incurred. Internal replacement transactions determined to result in a substantial change to the replaced contracts are accounted for as an extinguishment of the replaced contracts, and any unamortized DAC and DSI related to the replaced contracts are eliminated with a corresponding charge to amortization of deferred policy acquisition costs or interest credited to contractholder funds, respectively.
The costs assigned to the right to receive future cash flows from certain business purchased from other insurers are also classified as DAC in the Consolidated Statements of Financial Position. The costs capitalized represent the present value of future profits expected to be earned over the lives of the contracts acquired. These costs are amortized as profits emerge over the lives of the acquired business and are periodically evaluated for recoverability. The present value of future profits was $4 million as of both December 31, 2016 and 2015. Amortization expense of the present value of future profits was $276 thousand, $377 thousand and $1 million in 2016, 2015 and 2014, respectively.
Reinsurance
In the normal course of business, the Company seeks to limit aggregate and single exposure to losses on large risks by purchasing reinsurance. The Company has also used reinsurance to effect the disposition of certain blocks of business. The amounts reported as reinsurance recoverables include amounts billed to reinsurers on losses paid as well as estimates of amounts expected to be recovered from reinsurers on insurance liabilities and contractholder funds that have not yet been paid. Reinsurance recoverables on unpaid losses are estimated based upon assumptions consistent with those used in establishing the liabilities related to the underlying reinsured contracts. Insurance liabilities are reported gross of reinsurance recoverables. Reinsurance premiums are generally reflected in income in a manner consistent with the recognition of premiums on the reinsured contracts. Reinsurance does not extinguish the Company’s primary liability under the policies written. Therefore, the Company regularly evaluates the financial condition of its reinsurers and establishes allowances for uncollectible reinsurance as appropriate.
Income taxes
The income tax provision is calculated under the liability method.  Deferred tax assets and liabilities are recorded based on the difference between the financial statement and tax bases of assets and liabilities at the enacted tax rates. The principal assets and liabilities giving rise to such differences are DAC, unrealized capital gains and losses and insurance reserves. A deferred tax asset valuation allowance is established when there is uncertainty that such assets will be realized.
Reserve for life-contingent contract benefits
The reserve for life-contingent contract benefits payable under insurance policies, including traditional life insurance, life-contingent immediate annuities and voluntary accident and health insurance products, is computed on the basis of long-term actuarial assumptions of future investment yields, mortality, morbidity, policy terminations and expenses. These assumptions, which for traditional life insurance are applied using the net level premium method, include provisions for adverse deviation and generally vary by characteristics such as type of coverage, year of issue and policy duration. The assumptions are established at the time the policy is issued and are generally not changed during the life of the policy. The Company periodically reviews the adequacy of reserves for these policies on an aggregate basis using actual experience. If actual experience is significantly adverse compared to the original assumptions and a premium deficiency is determined to exist, any remaining unamortized DAC balance would be expensed to the extent not recoverable and the establishment of a premium deficiency reserve may be required. The Company also reviews these policies on an aggregate basis for circumstances where projected profits would be recognized in early years followed by projected losses in later years. If this circumstance exists, the Company will accrue a liability, during the period of profits, to offset the losses at such time as the future losses are expected to commence using a method updated prospectively over time. To the extent that unrealized gains on fixed income securities would result in a premium deficiency if those gains were realized, the related increase in reserves for certain immediate annuities with life contingencies is recorded net of tax as a reduction of unrealized net capital gains included in accumulated other comprehensive income.
Contractholder funds
Contractholder funds represent interest-bearing liabilities arising from the sale of products such as interest-sensitive life insurance, fixed annuities and funding agreements. Contractholder funds primarily comprise cumulative deposits received and interest credited to the contractholder less cumulative contract benefits, surrenders, withdrawals, maturities and contract charges

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for mortality or administrative expenses. Contractholder funds also include reserves for secondary guarantees on interest-sensitive life insurance and certain fixed annuity contracts and reserves for certain guarantees on reinsured variable annuity contracts.
Separate accounts
Separate accounts assets are carried at fair value. The assets of the separate accounts are legally segregated and available only to settle separate accounts contract obligations. Separate accounts liabilities represent the contractholders’ claims to the related assets and are carried at an amount equal to the separate accounts assets. Investment income and realized capital gains and losses of the separate accounts accrue directly to the contractholders and therefore are not included in the Company’s Consolidated Statements of Operations and Comprehensive Income. Deposits to and surrenders and withdrawals from the separate accounts are reflected in separate accounts liabilities and are not included in consolidated cash flows.
Absent any contract provision wherein the Company provides a guarantee, variable annuity and variable life insurance contractholders bear the investment risk that the separate accounts’ funds may not meet their stated investment objectives. Substantially all of the Company’s variable annuity business was reinsured beginning in 2006.
Off-balance sheet financial instruments
Commitments to invest, commitments to purchase private placement securities, commitments to extend loans, financial guarantees and credit guarantees have off-balance sheet risk because their contractual amounts are not recorded in the Company’s Consolidated Statements of Financial Position (see Note 8 and Note 12).
Consolidation of variable interest entities (“VIEs”)
The Company consolidates VIEs when it is the primary beneficiary. A primary beneficiary is the variable interest holder in a VIE with both the power to direct the activities of the VIE that most significantly impact the economic performance of the VIE and the obligation to absorb losses, or the right to receive benefits, that could potentially be significant to the VIE.
Adopted accounting standard
Amendments to the Consolidation Analysis
In February 2015, the Financial Accounting Standards Board (“FASB”) issued guidance affecting the consolidation evaluation for limited partnerships and similar entities, fees paid to a decision maker or service provider, and variable interests in a variable interest entity held by related parties of the reporting enterprise. The adoption of this guidance as of January 1, 2016 did not have a material impact on the Company’s results of operations or financial position.
Pending accounting standards
Recognition and Measurement of Financial Assets and Financial Liabilities
In January 2016, the FASB issued guidance requiring equity investments, including equity securities and limited partnership interests, that are not accounted for under the equity method of accounting or result in consolidation to be measured at fair value with changes in fair value recognized in net income. Equity investments without readily determinable fair values may be measured at cost minus impairment, if any, plus or minus changes resulting from observable price changes in orderly transactions for the identical or a similar investment of the same issuer. When a qualitative assessment of equity investments without readily determinable fair values indicates that impairment exists, the carrying value is required to be adjusted to fair value, if lower. The guidance clarifies that an entity should evaluate the realizability of a deferred tax asset related to available-for-sale fixed income securities in combination with the entity’s other deferred tax assets. The guidance also changes certain disclosure requirements. The guidance is effective for interim and annual periods beginning after December 15, 2017, and is to be applied through a cumulative-effect adjustment to beginning retained income as of the beginning of the period of adoption. The new guidance related to equity investments without readily determinable fair values is to be applied prospectively as of the date of adoption. The Company is in the process of evaluating the impact of adoption. The most significant impacts, using values as of December 31, 2016, are expected to be the change in accounting for equity securities where $82 million of pre-tax unrealized net capital gains would be reclassified from accumulated other comprehensive income to retained income and cost method limited partnership interests (excluding limited partnership interests accounted for on a cost recovery basis) where the carrying value would increase by approximately $75 million, pre-tax, with the adjustment recorded in retained income.
Transition to Equity Method Accounting
In March 2016, the FASB issued guidance amending the accounting requirements for transitioning to the equity method of accounting (“EMA”), including a transition from the cost method. The guidance requires the cost of acquiring an additional interest in an investee to be added to the existing carrying value to establish the initial basis of the EMA investment. Under the new guidance, no retroactive adjustment is required when an investment initially qualifies for EMA treatment. The guidance is effective for interim and annual periods beginning after December 15, 2016, and is to be applied prospectively. The guidance will principally affect the future accounting for investments that qualify for EMA after application of the cost method of accounting.

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The Company is in the process of evaluating the impact of adoption, which is not expected to be material to the Company’s results of operations or financial position.
Measurement of Credit Losses on Financial Instruments
In June 2016, the FASB issued guidance which revises the credit loss recognition criteria for certain financial assets measured at amortized cost. The new guidance replaces the existing incurred loss recognition model with an expected loss recognition model. The objective of the expected credit loss model is for the reporting entity to recognize its estimate of expected credit losses for affected financial assets in a valuation allowance deducted from the amortized cost basis of the related financial assets that results in presenting the net carrying value of the financial assets at the amount expected to be collected. The reporting entity must consider all available relevant information when estimating expected credit losses, including details about past events, current conditions, and reasonable and supportable forecasts over the contractual life of an asset. Financial assets may be evaluated individually or on a pooled basis when they share similar risk characteristics. The measurement of credit losses for available-for-sale debt securities measured at fair value is not affected except that credit losses recognized are limited to the amount by which fair value is below amortized cost and the carrying value adjustment is recognized through an allowance and not as a direct write-down. The guidance is effective for interim and annual periods beginning after December 15, 2019, and for most affected instruments must be adopted using a modified retrospective approach, with a cumulative effect adjustment recorded to beginning retained income. The Company is in the process of evaluating the impact of adoption.
3. Disposition
On April 1, 2014, the Company sold Lincoln Benefit Life Company (“LBL”), LBL’s life insurance business generated through independent master brokerage agencies, and all of LBL’s deferred fixed annuity and long-term care insurance business to Resolution Life Holdings, Inc. The gross sale price was $797 million, representing $596 million of cash and the retention of tax benefits. The loss on disposition in 2014 was $79 million, pre-tax ($38 million, after-tax).
4. Supplemental Cash Flow Information
Non-cash investing activities include $117 million, $96 million and $102 million related to mergers and exchanges completed with equity securities and modifications of certain mortgage loans, fixed income securities and other investments in 2016, 2015 and 2014, respectively, and a $44 million obligation to fund a limited partnership investment in 2015. Non-cash financing activities also include $34 million related to debt acquired in conjunction with the purchase of an investment in 2016.
In 2016, the Company transferred to an unconsolidated affiliate a $50 million surplus note issued by a consolidated subsidiary in exchange for a note receivable with a principal sum equal to that of the surplus note. In 2015, the Company paid dividends to AIC of $103 million, including $86 million in the form of investment securities.
Liabilities for collateral received in conjunction with the Company’s securities lending program were $545 million, $539 million and $508 million as of December 31, 2016, 2015 and 2014, respectively, and are reported in other liabilities and accrued expenses. Obligations to return cash collateral for over-the-counter (“OTC”) and cleared derivatives were $5 million, $11 million and $2 million as of December 31, 2016, 2015 and 2014, respectively, and are reported in other liabilities and accrued expenses or other investments. The accompanying cash flows are included in cash flows from operating activities in the Consolidated Statements of Cash Flows along with the activities resulting from management of the proceeds, which for the years ended December 31 are as follows:

($ in millions)	2016	2015	2014
Net change in proceeds managed
Net change in fixed income securities	$(277)	$—	$—
Net change in short-term investments	277	(41)	(182)
Operating cash flow used	—	(41)	(182)
Net change in cash	—	1	—
Net change in proceeds managed	$—	$(40)	$(182)

Net change in liabilities
Liabilities for collateral, beginning of year	$(550)	$(510)	$(328)
Liabilities for collateral, end of year	(550)	(550)	(510)
Operating cash flow provided	$—	$40	$182

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5. Related Party Transactions
Business operations
The Company uses services performed by AIC and other affiliates, and business facilities owned or leased and operated by AIC in conducting its business activities. In addition, the Company shares the services of employees with AIC. The Company reimburses its affiliates for the operating expenses incurred on behalf of the Company. The Company is charged for the cost of these operating expenses based on the level of services provided. Operating expenses, including compensation, retirement and other benefit programs (see Note 16), allocated to the Company were $225 million, $271 million and $339 million in 2016, 2015 and 2014, respectively. A portion of these expenses relate to the acquisition of business, which are deferred and amortized into income as described in Note 2.
Sale of subsidiaries
On January 1, 2015, ALIC sold its subsidiary Allstate Assurance Company (“AAC”) to its unconsolidated affiliate Allstate Financial Insurance Holdings Corporation (“AFIHC”). ALIC received $11 million in cash. The $2 million loss on sale was recorded as a decrease to retained income since the sale was between affiliates under common control.
On November 1, 2015, ALIC sold its subsidiary Intramerica Life Insurance Company to AFIHC. ALIC received $10 million in cash. The $469 thousand loss on sale was recorded as a decrease to retained income since the sale was between affiliates under common control.
Agent loan sale and securitization
On December 22, 2016, ALIC’s subsidiary Allstate Finance Company, LLC (“AFC”) sold agent loans with a fair value of $419 million to affiliate Allstate Finance Company Agency Loans LLC (“AFCAL”) and AFCAL used the loans as collateral in the issuance of notes. Investors in the notes were as follows:

($ in millions)
Class A Notes Due March 10, 2034
Allstate New Jersey Insurance Company	$77
American Heritage Life Insurance Company	37
Allstate Assurance Company	19
First Colonial Insurance Company	7
Subtotal - Class A	140
Class B Deferrable Notes Due March 10, 2034
Allstate Life Insurance Company	140
Class C Deferrable Notes Due March 10, 2034
Allstate Life Insurance Company	110
Subordinated Notes Due March 10, 2034
Allstate Life Insurance Company	29
Total	$419
AFCAL is a VIE and ALIC is the primary beneficiary since ALIC has control over the significant activities of AFCAL, the obligation to absorb significant losses and the rights to residual returns. Therefore, AFCAL is included in ALIC’s consolidated financial statements. Transactions between ALIC, AFC and AFCAL are eliminated in consolidation. The Company’s Consolidated Statements of Financial Position include $417 million of agent loans, $2 million of cash and $140 million of notes due to related parties as of December 31, 2016 associated with AFCAL.
The $140 million of notes due to related parties include the Class A Notes due March 10, 2034 that were sold to Allstate New Jersey Insurance Company, American Heritage Life Insurance Company, Allstate Assurance Company and First Colonial Insurance Company. These notes have an annual interest rate of 3.25%. The Company incurred interest expense related to these notes of $113 thousand in 2016.
Reinsurance
The Company has coinsurance reinsurance agreements with its unconsolidated affiliate American Heritage Life Insurance Company (“AHL”) whereby the Company assumes certain interest-sensitive life insurance, fixed annuity contracts and accident and health insurance policies. The amounts assumed are disclosed in Note 10.
Effective April 1, 2015, ALIC entered into a coinsurance reinsurance agreement with AAC to cede certain interest-sensitive life insurance policies to AAC. In connection with the agreement, the Company recorded reinsurance recoverables of $476 million and paid $494 million in investments. The $12 million loss on the transaction was recorded as a decrease to retained income since the transaction was between affiliates under common control.

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ALIC enters into certain intercompany reinsurance transactions with its wholly owned subsidiaries. ALIC enters into these transactions in order to maintain underwriting control and spread risk among various legal entities. These reinsurance agreements have been approved by the appropriate regulatory authorities. All significant intercompany transactions have been eliminated in consolidation.
Broker-Dealer agreement
The Company receives distribution services from Allstate Financial Services, LLC, an affiliated broker-dealer company, for certain annuity and variable life insurance contracts sold by Allstate exclusive agencies. For these services, the Company incurred commission and other distribution expenses of $9 million, $9 million and $4 million in 2016, 2015 and 2014, respectively.
Structured settlement annuities
The Company previously issued structured settlement annuities, a type of immediate annuity, to fund structured settlements in matters involving AIC. In most cases, these annuities were issued under a “qualified assignment” whereby Allstate Assignment Company and prior to July 1, 2001 Allstate Settlement Corporation (“ASC”), both wholly owned subsidiaries of ALIC, purchased annuities from ALIC and assumed AIC’s obligation to make future payments.
AIC issued surety bonds to guarantee the payment of structured settlement benefits assumed by ASC (from both AIC and non-related parties) and funded by certain annuity contracts issued by the Company through June 30, 2001. ASC entered into a General Indemnity Agreement pursuant to which it indemnified AIC for any liabilities associated with the surety bonds and gave AIC certain collateral security rights with respect to the annuities and certain other rights in the event of any defaults covered by the surety bonds. ALIC guaranteed the payment of structured settlement benefits on all contracts issued on or after July 1, 2001. Reserves recorded by the Company for annuities that are guaranteed by the surety bonds of AIC were $4.64 billion and $4.65 billion as of December 31, 2016 and 2015, respectively.
Income taxes
The Company is a party to a federal income tax allocation agreement with the Corporation (see Note 13).
Notes due to related parties
Notes due to related parties outstanding as of December 31 consisted of the following:

($ in millions)	2016	2015
6.74% Surplus Note to Kennett, due 2029 (1)	$25	$25
3.24% Surplus Note to Kennett, due 2035 (1)	100	100
3.48% Surplus Note to Kennett, due 2036 (1)	100	100
5.93% Surplus Note to Kennett, due 2038 (1)	50	50
4.14% Surplus Note to Kennett, due 2036 (1)	50	—
3.25% Note to Allstate New Jersey Insurance Company, due 2034	77	—
3.25% Note to American Heritage Life Insurance Company, due 2034	37	—
3.25% Note to Allstate Assurance Company, due 2034	19	—
3.25% Note to First Colonial Insurance Company, due 2034	7	—
Total notes due to related parties	$465	$275
____________

(1)
No payment of principal or interest is permitted on the surplus notes without the written approval from the proper regulatory authority. The regulatory authority could prohibit the payment of interest and principal on the surplus notes if certain statutory capital requirements are not met. Permission to pay interest on the surplus notes was granted in 2016, 2015 and 2014.

On August 1, 2005, ALIC entered into an agreement with Kennett Capital Inc. (“Kennett”), an unconsolidated affiliate of ALIC, whereby ALIC sold to Kennett a $100 million 5.06% surplus note due July 1, 2035 issued by ALIC Reinsurance Company (“ALIC Re”), a wholly owned subsidiary of ALIC. As payment, Kennett issued a full recourse 4.86% note due July 1, 2035 to ALIC for the same amount. As security for the performance of Kennett’s obligations under the agreement and note, Kennett granted ALIC a pledge of and security interest in Kennett’s right, title and interest in the surplus notes and their proceeds. Under the terms of the agreement, ALIC may sell and Kennett may choose to buy additional surplus notes, if and when additional surplus notes are issued. On December 1, 2015, the interest rate for the surplus note due to Kennett and the note due from Kennett reset to 3.24% and 3.04%, respectively.
On June 30, 2006, ALIC sold Kennett a $100 million redeemable surplus note issued by ALIC Re. The surplus note is due June 1, 2036 with an initial rate of 6.18% that will reset every 10 years to the then current ten year Constant Maturity Treasury yield (“CMT”), plus 1.14%. As payment, Kennett issued a full recourse note due June 1, 2036 to ALIC for the same amount with an initial interest rate of 5.98% that will reset every ten years to the then current ten year CMT, plus 0.94%. On December 1, 2016, the interest rate for the surplus note due to Kennett and the note due from Kennett reset to 3.48% and 3.28%, respectively.

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On June 30, 2008, ALIC sold Kennett a $50 million redeemable surplus note issued by ALIC Re. The surplus note is due June 1, 2038 with an initial rate of 5.93% that will reset every ten years to the then current ten year CMT, plus 2.09%. As payment, Kennett issued a full recourse note due June 1, 2038 to ALIC for the same amount with an initial interest rate of 5.73% that will reset every ten years to the then current ten year CMT, plus 1.89%.
On December 18, 2009, ALIC sold Kennett a $25 million redeemable surplus note issued by ALIC Re. The surplus note is due December 1, 2029 with an initial rate of 6.74% that will reset every ten years to the then current ten year CMT, plus 3.25%. As payment, Kennett issued a full recourse note due December 1, 2029 to ALIC for the same amount with an initial interest rate of 5.19% that will reset every ten years to the then current ten year CMT, plus 1.70%.
On April 26, 2016, ALIC sold Kennett a $50 million redeemable surplus note issued by ALIC Re. The surplus note is due December 1, 2036 with an initial rate of 4.14% that will reset every ten years to the then current ten year CMT, plus 2.23%. As payment, Kennett issued a full recourse note due December 1, 2036 to ALIC for the same amount with an initial interest rate of 3.14% that will reset every ten years to the then current ten year CMT, plus 1.23%.
The notes due from Kennett are classified as other investments. The Company recorded net investment income on these notes of $14 million in 2016 and $15 million in each of 2015 and 2014. The Company incurred interest expense related to the surplus notes due to Kennett of $15 million in 2016 and $16 million in each of 2015 and 2014.
In August 2011, in accordance with an asset purchase agreement between Road Bay Investments, LLC (“RBI”), a consolidated subsidiary of ALIC, and AIC, RBI purchased from AIC fixed income securities with a fair value of $7 million on the date of sale and issued a 6.35% note due August 23, 2018 to AIC for the same amount. In 2014, RBI repaid the entire principal of this note. In 2014, the Company incurred interest expense on these notes of $84 thousand.
Surplus note
On December 2, 2016, the Company purchased for cash a $40 million 3.07% surplus note due December 2, 2036 that was issued by AAC. No payment of principal or interest is permitted on the surplus note without the written approval from the proper regulatory authority. The regulatory authority could prohibit the payment of interest and principal on the surplus notes if certain statutory capital requirements are not met. The surplus note is classified as fixed income securities on the Consolidated Statements of Financial Position. In 2016, the Company recorded investment income on this surplus note of $99 thousand.
Liquidity and intercompany loan agreements
The Company, AIC, AAC and the Corporation are party to the Amended and Restated Intercompany Liquidity Agreement (“Liquidity Agreement”) which allows for short-term advances of funds to be made between parties for liquidity and other general corporate purposes. The Liquidity Agreement does not establish a commitment to advance funds on the part of any party. The Company and AIC each serve as a lender and borrower, AAC serves only as a borrower, and the Corporation serves only as a lender. The maximum amount of advances each party may make or receive is limited to $1 billion. Netting or offsetting of advances made and received is not permitted. Advances between the parties are required to have specified due dates less than or equal to 364 days from the date of the advance and be payable upon demand by written request from the lender at least 10 business days prior to the demand date. The borrower may make prepayments of the outstanding principal balance of an advance without penalty. Advances will bear interest equal to or greater than the rate applicable to 30-day commercial paper issued by the Corporation on the date the advance is made with an adjustment on the first day of each month thereafter. The Company had no amounts outstanding under the Liquidity Agreement as of December 31, 2016 or 2015.
In addition to the Liquidity Agreement, the Company has an intercompany loan agreement with the Corporation. The amount of intercompany loans available to the Company is at the discretion of the Corporation. The maximum amount of loans the Corporation will have outstanding to all its eligible subsidiaries at any given point in time is limited to $1 billion. The Corporation may use commercial paper borrowings, bank lines of credit and securities lending to fund intercompany borrowings. The Company had no amounts outstanding under the intercompany loan agreement as of December 31, 2016 or 2015.
RBI, a consolidated subsidiary of ALIC, has a Revolving Loan Credit Agreement (“Credit Agreement”) with AHL, according to which AHL agreed to extend revolving credit loans to RBI. As security for its obligations under the Credit Agreement, RBI entered into a Pledge and Security Agreement with AHL, according to which RBI agreed to grant a pledge of and security interest in RBI’s right, title, and interest in certain assets of RBI. The Company had no amounts outstanding under the Credit Agreement as of December 31, 2016 or 2015.
Capital support agreement
The Company has a Capital Support Agreement with AIC. Under the terms of this agreement, AIC agrees to provide capital to maintain the amount of statutory capital and surplus necessary to maintain a company action level risk-based capital (“RBC”) ratio of at least 150%. AIC’s obligation to provide capital to the Company under the agreement is limited to an aggregate amount of $1 billion. In exchange for providing this capital, the Company will pay AIC an annual commitment fee of 1% of the amount of the Capital and Surplus maximum that remains available on January 1 of such year. The Company or AIC have the right to

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terminate this agreement when: 1) the Company qualifies for a financial strength rating from S&P’s, Moody’s or A.M. Best, without giving weight to the existence of this agreement, that is the same or better than its rating with such support; 2) the Company’s RBC ratio is at least 300%; or 3) AIC no longer directly or indirectly owns at least 50% of the voting stock of the Company. As of December 31, 2016 and 2015, no capital had been provided by AIC under this agreement.
Dividends and return of capital
In 2015, the Company paid dividends of $103 million to AIC in the form of cash and investments. The Company approved and paid a return of capital of $700 million to AIC in 2014, which was recorded as a reduction of additional capital paid-in on the Consolidated Statements of Financial Position.
6. Investments
Fair values
The amortized cost, gross unrealized gains and losses and fair value for fixed income securities are as follows:

($ in millions)	Amortized cost	Gross unrealized		Fair value
		Gains	Losses
December 31, 2016
U.S. government and agencies	$968	$48	$(2)	$1,014
Municipal	2,017	264	(7)	2,274
Corporate	18,945	905	(169)	19,681
Foreign government	304	28	—	332
ABS	337	4	(10)	331
RMBS	294	42	(3)	333
CMBS	233	17	(9)	241
Redeemable preferred stock	14	2	—	16
Total fixed income securities	$23,112	$1,310	$(200)	$24,222

December 31, 2015
U.S. government and agencies	$920	$57	$—	$977
Municipal	2,162	292	(12)	2,442
Corporate	18,069	849	(414)	18,504
Foreign government	348	36	—	384
ABS	1,443	5	(28)	1,420
RMBS	406	49	(4)	451
CMBS	409	31	(4)	436
Redeemable preferred stock	13	2	—	15
Total fixed income securities	$23,770	$1,321	$(462)	$24,629

Scheduled maturities
The scheduled maturities for fixed income securities are as follows as of December 31, 2016:

($ in millions)	Amortized cost	Fair value
Due in one year or less	$1,330	$1,345
Due after one year through five years	8,486	8,855
Due after five years through ten years	7,889	8,062
Due after ten years	4,543	5,055
	22,248	23,317
ABS, RMBS and CMBS	864	905
Total	$23,112	$24,222
Actual maturities may differ from those scheduled as a result of calls and make-whole payments by the issuers. ABS, RMBS and CMBS are shown separately because of the potential for prepayment of principal prior to contractual maturity dates.

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Net investment income
Net investment income for the years ended December 31 is as follows:

($ in millions)	2016	2015	2014
Fixed income securities	$1,078	$1,246	$1,522
Mortgage loans	193	203	242
Equity securities	40	28	20
Limited partnership interests	292	287	267
Short-term investments	5	3	2
Policy loans	32	34	39
Other	90	75	59
Investment income, before expense	1,730	1,876	2,151
Investment expense	(71)	(57)	(70)
Net investment income	$1,659	$1,819	$2,081
Realized capital gains and losses
Realized capital gains and losses by asset type for the years ended December 31 are as follows:

($ in millions)	2016	2015	2014
Fixed income securities	$(59)	$309	$(4)
Mortgage loans	—	6	2
Equity securities	(22)	(23)	134
Limited partnership interests	(5)	(32)	(4)
Derivatives	8	13	12
Other	1	(8)	3
Realized capital gains and losses	$(77)	$265	$143
Realized capital gains and losses by transaction type for the years ended December 31 are as follows:

($ in millions)	2016	2015	2014
Impairment write-downs	$(101)	$(63)	$(11)
Change in intent write-downs	(12)	(65)	(44)
Net other-than-temporary impairment losses recognized in earnings	(113)	(128)	(55)
Sales and other	31	383	184
Valuation and settlements of derivative instruments	5	10	14
Realized capital gains and losses	$(77)	$265	$143
Gross gains of $184 million, $542 million and $223 million and gross losses of $171 million, $147 million and $51 million were realized on sales of fixed income and equity securities during 2016, 2015 and 2014, respectively.
Other-than-temporary impairment losses by asset type for the years ended December 31 are as follows:

($ in millions)	2016			2015			2014
	Gross	Included in OCI	Net	Gross	Included in OCI	Net	Gross	Included in OCI	Net
Fixed income securities:
Municipal	$—	$—	$—	$—	$—	$—	$(1)	$—	$(1)
Corporate	(23)	6	(17)	(25)	6	(19)	(4)	—	(4)
ABS	(4)	—	(4)	(16)	10	(6)	(5)	—	(5)
RMBS	—	(1)	(1)	—	—	—	2	(1)	1
CMBS	(15)	2	(13)	(1)	—	(1)	(1)	—	(1)
Total fixed income securities	(42)	7	(35)	(42)	16	(26)	(9)	(1)	(10)
Mortgage loans	—	—	—	4	—	4	5	—	5
Equity securities	(59)	—	(59)	(83)	—	(83)	(32)	—	(32)
Limited partnership interests	(15)	—	(15)	(17)	—	(17)	(18)	—	(18)
Other	(4)	—	(4)	(6)	—	(6)	—	—	—
Other-than-temporary impairment losses	$(120)	$7	$(113)	$(144)	$16	$(128)	$(54)	$(1)	$(55)
The total amount of other-than-temporary impairment losses included in accumulated other comprehensive income at the time of impairment for fixed income securities, which were not included in earnings, are presented in the following table. The

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amount excludes $131 million and $138 million as of December 31, 2016 and 2015, respectively, of net unrealized gains related to changes in valuation of the fixed income securities subsequent to the impairment measurement date.

($ in millions)	December 31, 2016	December 31, 2015
Municipal	$(5)	$(5)
Corporate	(5)	(2)
ABS	(11)	(12)
RMBS	(43)	(49)
CMBS	(7)	(6)
Total	$(71)	$(74)
Rollforwards of the cumulative credit losses recognized in earnings for fixed income securities held as of December 31 are as follows:

($ in millions)	2016	2015	2014
Beginning balance	$(200)	$(209)	$(299)
Additional credit loss for securities previously other-than-temporarily impaired	(16)	(8)	(6)
Additional credit loss for securities not previously other-than-temporarily impaired	(19)	(18)	(9)
Reduction in credit loss for securities disposed or collected	58	33	44
Change in credit loss due to accretion of increase in cash flows	1	2	2
Reduction in credit loss for securities sold in LBL disposition	—	—	59
Ending balance	$(176)	$(200)	$(209)
The Company uses its best estimate of future cash flows expected to be collected from the fixed income security, discounted at the security’s original or current effective rate, as appropriate, to calculate a recovery value and determine whether a credit loss exists. The determination of cash flow estimates is inherently subjective and methodologies may vary depending on facts and circumstances specific to the security. All reasonably available information relevant to the collectability of the security, including past events, current conditions, and reasonable and supportable assumptions and forecasts, are considered when developing the estimate of cash flows expected to be collected. That information generally includes, but is not limited to, the remaining payment terms of the security, prepayment speeds, foreign exchange rates, the financial condition and future earnings potential of the issue or issuer, expected defaults, expected recoveries, the value of underlying collateral, vintage, geographic concentration of underlying collateral, available reserves or escrows, current subordination levels, third party guarantees and other credit enhancements. Other information, such as industry analyst reports and forecasts, sector credit ratings, financial condition of the bond insurer for insured fixed income securities, and other market data relevant to the realizability of contractual cash flows, may also be considered. The estimated fair value of collateral will be used to estimate recovery value if the Company determines that the security is dependent on the liquidation of collateral for ultimate settlement. If the estimated recovery value is less than the amortized cost of the security, a credit loss exists and an other-than-temporary impairment for the difference between the estimated recovery value and amortized cost is recorded in earnings. The portion of the unrealized loss related to factors other than credit remains classified in accumulated other comprehensive income. If the Company determines that the fixed income security does not have sufficient cash flow or other information to estimate a recovery value for the security, the Company may conclude that the entire decline in fair value is deemed to be credit related and the loss is recorded in earnings.

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Unrealized net capital gains and losses
Unrealized net capital gains and losses included in accumulated other comprehensive income are as follows:

($ in millions)	Fair value	Gross unrealized		Unrealized net gains (losses)
December 31, 2016		Gains	Losses
Fixed income securities	$24,222	$1,310	$(200)	$1,110
Equity securities	1,511	117	(35)	82
Short-term investments	566	—	—	—
Derivative instruments (1)	5	5	—	5
EMA limited partnerships (2)				(2)
Unrealized net capital gains and losses, pre-tax				1,195
Amounts recognized for:
Insurance reserves (3)				—
DAC and DSI (4)				(140)
Amounts recognized				(140)
Deferred income taxes				(374)
Unrealized net capital gains and losses, after-tax				$681
____________

(1)	Included in the fair value of derivative instruments is $5 million classified as assets.

(2)
Unrealized net capital gains and losses for limited partnership interests represent the Company’s share of EMA limited partnerships’ other comprehensive income. Fair value and gross unrealized gains and losses are not applicable.

(3)
The insurance reserves adjustment represents the amount by which the reserve balance would increase if the net unrealized gains in the applicable product portfolios were realized and reinvested at current lower interest rates, resulting in a premium deficiency. Although the Company evaluates premium deficiencies on the combined performance of life insurance and immediate annuities with life contingencies, the adjustment, if any, primarily relates to structured settlement annuities with life contingencies, in addition to annuity buy-outs and certain payout annuities with life contingencies.

(4)
The DAC and DSI adjustment balance represents the amount by which the amortization of DAC and DSI would increase or decrease if the unrealized gains or losses in the respective product portfolios were realized.

($ in millions)	Fair value	Gross unrealized		Unrealized net gains (losses)
December 31, 2015		Gains	Losses
Fixed income securities	$24,629	$1,321	$(462)	$859
Equity securities	1,542	76	(60)	16
Short-term investments	816	—	—	—
Derivative instruments (1)	10	10	—	10
EMA limited partnerships				(2)
Unrealized net capital gains and losses, pre-tax				883
Amounts recognized for:
Insurance reserves				—
DAC and DSI				(62)
Amounts recognized				(62)
Deferred income taxes				(293)
Unrealized net capital gains and losses, after-tax				$528
____________

(1)	Included in the fair value of derivative instruments are $6 million classified as assets and $(4) million classified as liabilities.

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Change in unrealized net capital gains and losses
The change in unrealized net capital gains and losses for the years ended December 31 is as follows:

($ in millions)	2016	2015	2014
Fixed income securities	$251	$(1,436)	$966
Equity securities	66	(27)	(42)
Derivative instruments	(5)	8	15
EMA limited partnerships	—	—	—
Investments classified as held for sale	—	—	(190)
Total	312	(1,455)	749
Amounts recognized for:
Insurance reserves	—	28	(28)
DAC and DSI	(78)	114	(20)
Amounts recognized	(78)	142	(48)
Deferred income taxes	(81)	459	(246)
Increase (decrease) in unrealized net capital gains and losses, after-tax	$153	$(854)	$455
Portfolio monitoring
The Company has a comprehensive portfolio monitoring process to identify and evaluate each fixed income and equity security whose carrying value may be other-than-temporarily impaired.
For each fixed income security in an unrealized loss position, the Company assesses whether management with the appropriate authority has made the decision to sell or whether it is more likely than not the Company will be required to sell the security before recovery of the amortized cost basis for reasons such as liquidity, contractual or regulatory purposes. If a security meets either of these criteria, the security’s decline in fair value is considered other than temporary and is recorded in earnings.
If the Company has not made the decision to sell the fixed income security and it is not more likely than not the Company will be required to sell the fixed income security before recovery of its amortized cost basis, the Company evaluates whether it expects to receive cash flows sufficient to recover the entire amortized cost basis of the security. The Company calculates the estimated recovery value by discounting the best estimate of future cash flows at the security’s original or current effective rate, as appropriate, and compares this to the amortized cost of the security. If the Company does not expect to receive cash flows sufficient to recover the entire amortized cost basis of the fixed income security, the credit loss component of the impairment is recorded in earnings, with the remaining amount of the unrealized loss related to other factors recognized in other comprehensive income.
For equity securities, the Company considers various factors, including whether it has the intent and ability to hold the equity security for a period of time sufficient to recover its cost basis. Where the Company lacks the intent and ability to hold to recovery, or believes the recovery period is extended, the equity security’s decline in fair value is considered other than temporary and is recorded in earnings.
For fixed income and equity securities managed by third parties, either the Company has contractually retained its decision making authority as it pertains to selling securities that are in an unrealized loss position or it recognizes any unrealized loss at the end of the period through a charge to earnings.
The Company’s portfolio monitoring process includes a quarterly review of all securities to identify instances where the fair value of a security compared to its amortized cost (for fixed income securities) or cost (for equity securities) is below established thresholds. The process also includes the monitoring of other impairment indicators such as ratings, ratings downgrades and payment defaults. The securities identified, in addition to other securities for which the Company may have a concern, are evaluated for potential other-than-temporary impairment using all reasonably available information relevant to the collectability or recovery of the security. Inherent in the Company’s evaluation of other-than-temporary impairment for these fixed income and equity securities are assumptions and estimates about the financial condition and future earnings potential of the issue or issuer. Some of the factors that may be considered in evaluating whether a decline in fair value is other than temporary are: 1) the financial condition, near-term and long-term prospects of the issue or issuer, including relevant industry specific market conditions and trends, geographic location and implications of rating agency actions and offering prices; 2) the specific reasons that a security is in an unrealized loss position, including overall market conditions which could affect liquidity; and 3) the length of time and extent to which the fair value has been less than amortized cost or cost.

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The following table summarizes the gross unrealized losses and fair value of fixed income and equity securities by the length of time that individual securities have been in a continuous unrealized loss position.

($ in millions)	Less than 12 months			12 months or more			Total unrealized losses
	Number of issues	Fair value	Unrealized losses	Number of issues	Fair value	Unrealized losses

December 31, 2016
Fixed income securities
U.S. government and agencies	6	$104	$(2)	—	$—	$—	$(2)
Municipal	8	44	(1)	3	18	(6)	(7)
Corporate	629	4,767	(118)	56	414	(51)	(169)
ABS	18	95	(1)	13	76	(9)	(10)
RMBS	47	3	—	50	38	(3)	(3)
CMBS	12	57	(4)	4	15	(5)	(9)
Redeemable preferred stock	1	—	—	—	—	—	—
Total fixed income securities	721	5,070	(126)	126	561	(74)	(200)
Equity securities	167	200	(19)	62	80	(16)	(35)
Total fixed income and equity securities	888	$5,270	$(145)	188	$641	$(90)	$(235)

Investment grade fixed income securities	559	$4,348	$(100)	75	$350	$(47)	$(147)
Below investment grade fixed income securities	162	722	(26)	51	211	(27)	(53)
Total fixed income securities	721	$5,070	$(126)	126	$561	$(74)	$(200)

December 31, 2015
Fixed income securities
U.S. government and agencies	6	$91	$—	—	$—	$—	$—
Municipal	15	125	(3)	5	25	(9)	(12)
Corporate	953	5,315	(281)	78	568	(133)	(414)
Foreign government	1	2	—	—	—	—	—
ABS	81	1,152	(11)	16	154	(17)	(28)
RMBS	38	7	—	40	53	(4)	(4)
CMBS	12	75	(2)	1	2	(2)	(4)
Total fixed income securities	1,106	6,767	(297)	140	802	(165)	(462)
Equity securities	279	543	(49)	32	56	(11)	(60)
Total fixed income and equity securities	1,385	$7,310	$(346)	172	$858	$(176)	$(522)

Investment grade fixed income securities	780	$5,429	$(175)	82	$503	$(90)	$(265)
Below investment grade fixed income securities	326	1,338	(122)	58	299	(75)	(197)
Total fixed income securities	1,106	$6,767	$(297)	140	$802	$(165)	$(462)
As of December 31, 2016, $170 million of the $235 million unrealized losses are related to securities with an unrealized loss position less than 20% of amortized cost or cost, the degree of which suggests that these securities do not pose a high risk of being other-than-temporarily impaired. Of the $170 million, $120 million are related to unrealized losses on investment grade fixed income securities and $19 million are related to equity securities. Of the remaining $31 million, $17 million have been in an unrealized loss position for less than 12 months. Investment grade is defined as a security having a rating of Aaa, Aa, A or Baa from Moody’s, a rating of AAA, AA, A or BBB from S&P Global Ratings (”S&P”), a comparable rating from another nationally recognized rating agency, or a comparable internal rating if an externally provided rating is not available. Market prices for certain securities may have credit spreads which imply higher or lower credit quality than the current third party rating. Unrealized losses on investment grade securities are principally related to an increase in market yields which may include increased risk-free interest rates and/or wider credit spreads since the time of initial purchase.
As of December 31, 2016, the remaining $65 million of unrealized losses are related to securities in unrealized loss positions greater than or equal to 20% of amortized cost or cost. Investment grade fixed income securities comprising $27 million of these unrealized losses were evaluated based on factors such as discounted cash flows and the financial condition and near-term and long-term prospects of the issue or issuer and were determined to have adequate resources to fulfill contractual obligations. Of the $65 million, $22 million are related to below investment grade fixed income securities and $16 million are related to equity securities. Of these amounts, $9 million are related to below investment grade fixed income securities that had been in an unrealized loss position greater than or equal to 20% of amortized cost for a period of twelve or more consecutive months as of December 31, 2016.

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ABS, RMBS and CMBS in an unrealized loss position were evaluated based on actual and projected collateral losses relative to the securities’ positions in the respective securitization trusts, security specific expectations of cash flows, and credit ratings. This evaluation also takes into consideration credit enhancement, measured in terms of (i) subordination from other classes of securities in the trust that are contractually obligated to absorb losses before the class of security the Company owns, (ii) the expected impact of other structural features embedded in the securitization trust beneficial to the class of securities the Company owns, such as overcollateralization and excess spread, and (iii) for ABS and RMBS in an unrealized loss position, credit enhancements from reliable bond insurers, where applicable. Municipal bonds in an unrealized loss position were evaluated based on the underlying credit quality of the primary obligor, obligation type and quality of the underlying assets. Unrealized losses on equity securities are primarily related to temporary equity market fluctuations of securities that are expected to recover.
As of December 31, 2016, the Company has not made the decision to sell and it is not more likely than not the Company will be required to sell fixed income securities with unrealized losses before recovery of the amortized cost basis. As of December 31, 2016, the Company had the intent and ability to hold equity securities with unrealized losses for a period of time sufficient for them to recover.
Limited partnerships
As of December 31, 2016 and 2015, the carrying value of equity method limited partnerships totaled $2.19 billion and $1.77 billion, respectively. The Company recognizes an impairment loss for equity method limited partnerships when evidence demonstrates that the loss is other than temporary. Evidence of a loss in value that is other than temporary may include the absence of an ability to recover the carrying amount of the investment or the inability of the investee to sustain a level of earnings that would justify the carrying amount of the investment.
As of December 31, 2016 and 2015, the carrying value for cost method limited partnerships was $591 million and $530 million, respectively. To determine if an other-than-temporary impairment has occurred, the Company evaluates whether an impairment indicator has occurred in the period that may have a significant adverse effect on the carrying value of the investment. Impairment indicators may include: significantly reduced valuations of the investments held by the limited partnerships; actual recent cash flows received being significantly less than expected cash flows; reduced valuations based on financing completed at a lower value; completed sale of a material underlying investment at a price significantly lower than expected; or any other adverse events since the last financial statements received that might affect the fair value of the investee’s capital. Additionally, the Company’s portfolio monitoring process includes a quarterly review of all cost method limited partnerships to identify instances where the net asset value is below established thresholds for certain periods of time, as well as investments that are performing below expectations, for further impairment consideration. If a cost method limited partnership is other-than-temporarily impaired, the carrying value is written down to fair value, generally estimated to be equivalent to the reported net asset value.
Mortgage loans
The Company’s mortgage loans are commercial mortgage loans collateralized by a variety of commercial real estate property types located across the United States and totaled, net of valuation allowance, $3.94 billion and $3.78 billion as of December 31, 2016 and 2015, respectively. Substantially all of the commercial mortgage loans are non-recourse to the borrower.
The following table shows the principal geographic distribution of commercial real estate represented in the Company’s mortgage loan portfolio. No other state represented more than 5% of the portfolio as of December 31.

(% of mortgage loan portfolio carrying value)	2016	2015
California	19.3%	21.6%
Texas	11.0	9.5
New Jersey	8.5	9.1
Illinois	7.4	8.0
Florida	6.0	5.9
New York	3.8	5.0
The types of properties collateralizing the mortgage loans as of December 31 are as follows:

(% of mortgage loan portfolio carrying value)	2016	2015
Apartment complex	26.4%	24.5%
Office buildings	24.3	23.2
Retail	21.4	22.4
Warehouse	16.5	18.1
Other	11.4	11.8
Total	100.0%	100.0%

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The contractual maturities of the mortgage loan portfolio as of December 31, 2016 are as follows:

($ in millions)	Number of loans	Carrying value	Percent
2017	27	$288	7.3%
2018	24	252	6.4
2019	7	200	5.1
2020	14	180	4.6
Thereafter	206	3,018	76.6
Total	278	$3,938	100.0%
Mortgage loans are evaluated for impairment on a specific loan basis through a quarterly credit monitoring process and review of key credit quality indicators. Mortgage loans are considered impaired when it is probable that the Company will not collect the contractual principal and interest. Valuation allowances are established for impaired loans to reduce the carrying value to the fair value of the collateral less costs to sell or the present value of the loan’s expected future repayment cash flows discounted at the loan’s original effective interest rate. Impaired mortgage loans may not have a valuation allowance when the fair value of the collateral less costs to sell is higher than the carrying value. Valuation allowances are adjusted for subsequent changes in the fair value of the collateral less costs to sell or present value of the loan’s expected future repayment cash flows. Mortgage loans are charged off against their corresponding valuation allowances when there is no reasonable expectation of recovery. The impairment evaluation is non-statistical in respect to the aggregate portfolio but considers facts and circumstances attributable to each loan. It is not considered probable that additional impairment losses, beyond those identified on a specific loan basis, have been incurred as of December 31, 2016.
Accrual of income is suspended for mortgage loans that are in default or when full and timely collection of principal and interest payments is not probable. Cash receipts on mortgage loans on nonaccrual status are generally recorded as a reduction of carrying value.
Debt service coverage ratio is considered a key credit quality indicator when mortgage loans are evaluated for impairment. Debt service coverage ratio represents the amount of estimated cash flows from the property available to the borrower to meet principal and interest payment obligations. Debt service coverage ratio estimates are updated annually or more frequently if conditions are warranted based on the Company’s credit monitoring process.
The following table reflects the carrying value of non-impaired fixed rate mortgage loans summarized by debt service coverage ratio distribution as of December 31. There were no variable rate mortgage loans as of December 31, 2016 or 2015.

($ in millions)	2016	2015
Below 1.0	$52	$55
1.0 - 1.25	321	357
1.26 - 1.50	1,196	1,120
Above 1.50	2,364	2,243
Total non-impaired mortgage loans	$3,933	$3,775
Mortgage loans with a debt service coverage ratio below 1.0 that are not considered impaired primarily relate to instances where the borrower has the financial capacity to fund the revenue shortfalls from the properties for the foreseeable term, the decrease in cash flows from the properties is considered temporary, or there are other risk mitigating circumstances such as additional collateral, escrow balances or borrower guarantees.
The net carrying value of impaired mortgage loans as of December 31 is as follows:

($ in millions)	2016	2015
Impaired mortgage loans with a valuation allowance	$5	$6
Impaired mortgage loans without a valuation allowance	—	—
Total impaired mortgage loans	$5	$6
Valuation allowance on impaired mortgage loans	$3	$3
The average balance of impaired loans was $6 million, $11 million and $26 million during 2016, 2015 and 2014, respectively.

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The rollforward of the valuation allowance on impaired mortgage loans for the years ended December 31 is as follows:

($ in millions)	2016	2015	2014
Beginning balance	$3	$8	$21
Net decrease in valuation allowance	—	(4)	(5)
Charge offs	—	(1)	(8)
Ending balance	$3	$3	$8
Payments on all mortgage loans were current as of December 31, 2016 and 2015.
Municipal bonds
The Company maintains a diversified portfolio of municipal bonds. The following table shows the principal geographic distribution of municipal bond issuers represented in the Company’s portfolio as of December 31. No other state represents more than 5% of the portfolio.

(% of municipal bond portfolio carrying value)	2016	2015
Texas	16.9%	15.9%
California	14.9	15.0
Oregon	9.0	8.4
New Jersey	5.4	6.8
Michigan	5.2	4.9
New York	5.1	4.8
Concentration of credit risk
As of December 31, 2016, the Company is not exposed to any credit concentration risk of a single issuer and its affiliates greater than 10% of the Company’s shareholder’s equity, other than U.S. government and its agencies.
Securities loaned
The Company’s business activities include securities lending programs with third parties, mostly large banks. As of December 31, 2016 and 2015, fixed income and equity securities with a carrying value of $520 million and $518 million, respectively, were on loan under these agreements. Interest income on collateral, net of fees, was $2 million in 2016 and $1 million in each of 2015 and 2014.
Other investment information
Included in fixed income securities are below investment grade assets totaling $3.17 billion and $3.20 billion as of December 31, 2016 and 2015, respectively.
As of December 31, 2016, fixed income securities and short-term investments with a carrying value of $23 million were on deposit with regulatory authorities as required by law.
As of December 31, 2016, the carrying value of fixed income securities and other investments that were non-income producing was $9 million.

25

7. Fair Value of Assets and Liabilities
Fair value is defined as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The hierarchy for inputs used in determining fair value maximizes the use of observable inputs and minimizes the use of unobservable inputs by requiring that observable inputs be used when available. Assets and liabilities recorded on the Consolidated Statements of Financial Position at fair value are categorized in the fair value hierarchy based on the observability of inputs to the valuation techniques as follows:
Level 1: Assets and liabilities whose values are based on unadjusted quoted prices for identical assets or liabilities in an active market that the Company can access.
Level 2: Assets and liabilities whose values are based on the following:

(a)	Quoted prices for similar assets or liabilities in active markets;

(b)	Quoted prices for identical or similar assets or liabilities in markets that are not active; or

(c)	Valuation models whose inputs are observable, directly or indirectly, for substantially the full term of the asset or liability.
Level 3: Assets and liabilities whose values are based on prices or valuation techniques that require inputs that are both unobservable and significant to the overall fair value measurement. Unobservable inputs reflect the Company’s estimates of the assumptions that market participants would use in valuing the assets and liabilities.
The availability of observable inputs varies by instrument. In situations where fair value is based on internally developed pricing models or inputs that are unobservable in the market, the determination of fair value requires more judgment. The degree of judgment exercised by the Company in determining fair value is typically greatest for instruments categorized in Level 3. In many instances, valuation inputs used to measure fair value fall into different levels of the fair value hierarchy. The category level in the fair value hierarchy is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The Company uses prices and inputs that are current as of the measurement date, including during periods of market disruption. In periods of market disruption, the ability to observe prices and inputs may be reduced for many instruments.
The Company is responsible for the determination of fair value and the supporting assumptions and methodologies. The Company gains assurance that assets and liabilities are appropriately valued through the execution of various processes and controls designed to ensure the overall reasonableness and consistent application of valuation methodologies, including inputs and assumptions, and compliance with accounting standards. For fair values received from third parties or internally estimated, the Company’s processes and controls are designed to ensure that the valuation methodologies are appropriate and consistently applied, the inputs and assumptions are reasonable and consistent with the objective of determining fair value, and the fair values are accurately recorded. For example, on a continuing basis, the Company assesses the reasonableness of individual fair values that have stale security prices or that exceed certain thresholds as compared to previous fair values received from valuation service providers or brokers or derived from internal models. The Company performs procedures to understand and assess the methodologies, processes and controls of valuation service providers. In addition, the Company may validate the reasonableness of fair values by comparing information obtained from valuation service providers or brokers to other third party valuation sources for selected securities. The Company performs ongoing price validation procedures such as back-testing of actual sales, which corroborate the various inputs used in internal models to market observable data. When fair value determinations are expected to be more variable, the Company validates them through reviews by members of management who have relevant expertise and who are independent of those charged with executing investment transactions.
The Company has two types of situations where investments are classified as Level 3 in the fair value hierarchy. The first is where specific inputs significant to the fair value estimation models are not market observable. This primarily occurs in the Company’s use of broker quotes to value certain securities where the inputs have not been corroborated to be market observable, and the use of valuation models that use significant non-market observable inputs.
The second situation where the Company classifies securities in Level 3 is where quotes continue to be received from independent third-party valuation service providers and all significant inputs are market observable; however, there has been a significant decrease in the volume and level of activity for the asset when compared to normal market activity such that the degree of market observability has declined to a point where categorization as a Level 3 measurement is considered appropriate. The indicators considered in determining whether a significant decrease in the volume and level of activity for a specific asset has occurred include the level of new issuances in the primary market, trading volume in the secondary market, the level of credit spreads over historical levels, applicable bid-ask spreads, and price consensus among market participants and other pricing sources.
Certain assets are not carried at fair value on a recurring basis, including investments such as mortgage loans, limited partnership interests, bank loans, agent loans and policy loans. Accordingly, such investments are only included in the fair value hierarchy disclosure when the investment is subject to remeasurement at fair value after initial recognition and the resulting remeasurement is reflected in the consolidated financial statements.

26

In determining fair value, the Company principally uses the market approach which generally utilizes market transaction data for the same or similar instruments. To a lesser extent, the Company uses the income approach which involves determining fair values from discounted cash flow methodologies. For the majority of Level 2 and Level 3 valuations, a combination of the market and income approaches is used.
Summary of significant valuation techniques for assets and liabilities measured at fair value on a recurring basis
Level 1 measurements

•	Fixed income securities: Comprise certain U.S. Treasury fixed income securities. Valuation is based on unadjusted quoted prices for identical assets in active markets that the Company can access.

•	Equity securities: Comprise actively traded, exchange-listed equity securities. Valuation is based on unadjusted quoted prices for identical assets in active markets that the Company can access.

•
Short-term: Comprise U.S. Treasury bills valued based on unadjusted quoted prices for identical assets in active markets that the Company can access and actively traded money market funds that have daily quoted net asset values for identical assets that the Company can access.

•
Separate account assets: Comprise actively traded mutual funds that have daily quoted net asset values for identical assets that the Company can access. Net asset values for the actively traded mutual funds in which the separate account assets are invested are obtained daily from the fund managers.

Level 2 measurements

•	Fixed income securities:
U.S. government and agencies: The primary inputs to the valuation include quoted prices for identical or similar assets in markets that are not active, contractual cash flows, benchmark yields and credit spreads.
Municipal: The primary inputs to the valuation include quoted prices for identical or similar assets in markets that are not active, contractual cash flows, benchmark yields and credit spreads.
Corporate - public: The primary inputs to the valuation include quoted prices for identical or similar assets in markets that are not active, contractual cash flows, benchmark yields and credit spreads.
Corporate - privately placed: Valued using a discounted cash flow model that is widely accepted in the financial services industry and uses market observable inputs and inputs derived principally from, or corroborated by, observable market data. The primary inputs to the discounted cash flow model include an interest rate yield curve, as well as published credit spreads for similar assets in markets that are not active that incorporate the credit quality and industry sector of the issuer.
Foreign government: The primary inputs to the valuation include quoted prices for identical or similar assets in markets that are not active, contractual cash flows, benchmark yields and credit spreads.
ABS - collateralized debt obligations (“CDO”) and ABS - consumer and other: The primary inputs to the valuation include quoted prices for identical or similar assets in markets that are not active, contractual cash flows, benchmark yields, prepayment speeds, collateral performance and credit spreads. Certain ABS - CDO and ABS - consumer and other are valued based on non-binding broker quotes whose inputs have been corroborated to be market observable.
RMBS: The primary inputs to the valuation include quoted prices for identical or similar assets in markets that are not active, contractual cash flows, benchmark yields, prepayment speeds, collateral performance and credit spreads.
CMBS: The primary inputs to the valuation include quoted prices for identical or similar assets in markets that are not active, contractual cash flows, benchmark yields, collateral performance and credit spreads.
Redeemable preferred stock: The primary inputs to the valuation include quoted prices for identical or similar assets in markets that are not active, contractual cash flows, benchmark yields, underlying stock prices and credit spreads.

•	Equity securities: The primary inputs to the valuation include quoted prices or quoted net asset values for identical or similar assets in markets that are not active.

•
Short-term: The primary inputs to the valuation include quoted prices for identical or similar assets in markets that are not active, contractual cash flows, benchmark yields and credit spreads. For certain short-term investments, amortized cost is used as the best estimate of fair value.

27

•	Other investments: Free-standing exchange listed derivatives that are not actively traded are valued based on quoted prices for identical instruments in markets that are not active.
OTC derivatives, including interest rate swaps, foreign currency swaps, foreign exchange forward contracts, certain options and certain credit default swaps, are valued using models that rely on inputs such as interest rate yield curves, currency rates, and counterparty credit spreads that are observable for substantially the full term of the contract. The valuation techniques underlying the models are widely accepted in the financial services industry and do not involve significant judgment.
Level 3 measurements

•	Fixed income securities:
Municipal: Comprise municipal bonds that are not rated by third party credit rating agencies. The primary inputs to the valuation of these municipal bonds include quoted prices for identical or similar assets in markets that exhibit less liquidity relative to those markets supporting Level 2 fair value measurements, contractual cash flows, benchmark yields and credit spreads. Also included are municipal bonds valued based on non-binding broker quotes where the inputs have not been corroborated to be market observable and municipal bonds in default valued based on the present value of expected cash flows.
Corporate - public and Corporate - privately placed: Primarily valued based on non-binding broker quotes where the inputs have not been corroborated to be market observable. Other inputs include an interest rate yield curve, as well as published credit spreads for similar assets that incorporate the credit quality and industry sector of the issuer.
ABS - CDO, ABS - consumer and other, and CMBS: Valued based on non-binding broker quotes received from brokers who are familiar with the investments and where the inputs have not been corroborated to be market observable.

•
Equity securities: The primary inputs to the valuation include quoted prices or quoted net asset values for identical or similar assets in markets that exhibit less liquidity relative to those markets supporting Level 2 fair value measurements.

•
Other investments: Certain OTC derivatives, such as interest rate caps, certain credit default swaps and certain options (including swaptions), are valued using models that are widely accepted in the financial services industry. These are categorized as Level 3 as a result of the significance of non-market observable inputs such as volatility. Other primary inputs include interest rate yield curves and credit spreads.

•
Contractholder funds:  Derivatives embedded in certain life and annuity contracts are valued internally using models widely accepted in the financial services industry that determine a single best estimate of fair value for the embedded derivatives within a block of contractholder liabilities. The models primarily use stochastically determined cash flows based on the contractual elements of embedded derivatives, projected option cost and applicable market data, such as interest rate yield curves and equity index volatility assumptions. These are categorized as Level 3 as a result of the significance of non-market observable inputs.

Assets and liabilities measured at fair value on a non-recurring basis
Mortgage loans written-down to fair value in connection with recognizing impairments are valued based on the fair value of the underlying collateral less costs to sell. Limited partnership interests written-down to fair value in connection with recognizing other-than-temporary impairments are generally valued using net asset values.

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The following table summarizes the Company’s assets and liabilities measured at fair value on a recurring and non-recurring basis as of December 31, 2016.

($ in millions)	Quoted prices in active markets for identical assets (Level 1)	Significant other observable inputs (Level 2)	Significant unobservable inputs (Level 3)	Counterparty and cash collateral netting	Balance as of December 31, 2016
Assets
Fixed income securities:
U.S. government and agencies	$619	$395	$—		$1,014
Municipal	—	2,215	59		2,274
Corporate - public	—	13,475	47		13,522
Corporate - privately placed	—	5,895	264		6,159
Foreign government	—	332	—		332
ABS - CDO	—	102	27		129
ABS - consumer and other	—	160	42		202
RMBS	—	333	—		333
CMBS	—	241	—		241
Redeemable preferred stock	—	16	—		16
Total fixed income securities	619	23,164	439		24,222
Equity securities	1,432	3	76		1,511
Short-term investments	166	400	—		566
Other investments: Free-standing derivatives	—	101	1	$(6)	96
Separate account assets	3,373	—	—		3,373
Other assets	—	—	1		1
Total recurring basis assets	5,590	23,668	517	(6)	29,769
Non-recurring basis (1)	—	—	9		9
Total assets at fair value	$5,590	$23,668	$526	$(6)	$29,778
% of total assets at fair value	18.7%	79.5%	1.8%	—%	100%

Liabilities
Contractholder funds: Derivatives embedded in life and annuity contracts	$—	$—	$(289)		$(289)
Other liabilities: Free-standing derivatives	—	(39)	(3)	$2	(40)
Total liabilities at fair value	$—	$(39)	$(292)	$2	$(329)
% of total liabilities at fair value	—%	11.9%	88.7%	(0.6)%	100%
_______________________
(1) Includes $9 million of limited partnership investments written-down to fair value in connection with recognizing other-than-temporary impairments.

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The following table summarizes the Company’s assets and liabilities measured at fair value on a recurring and non-recurring basis as of December 31, 2015.

($ in millions)	Quoted prices in active markets for identical assets (Level 1)	Significant other observable inputs (Level 2)	Significant unobservable inputs (Level 3)	Counterparty and cash collateral netting	Balance as of December 31, 2015
Assets
Fixed income securities:
U.S. government and agencies	$546	$431	$—		$977
Municipal	—	2,364	78		2,442
Corporate - public	—	12,490	44		12,534
Corporate - privately placed	—	5,523	447		5,970
Foreign government	—	384	—		384
ABS - CDO	—	178	53		231
ABS - consumer and other	—	1,145	44		1,189
RMBS	—	451	—		451
CMBS	—	436	—		436
Redeemable preferred stock	—	15	—		15
Total fixed income securities	546	23,417	666		24,629
Equity securities	1,479	3	60		1,542
Short-term investments	193	623	—		816
Other investments: Free-standing derivatives	—	59	1	$(11)	49
Separate account assets	3,639	—	—		3,639
Other assets	1	—	1		2
Total recurring basis assets	5,858	24,102	728	(11)	30,677
Non-recurring basis (1)	—	—	8		8
Total assets at fair value	$5,858	$24,102	$736	$(11)	$30,685
% of total assets at fair value	19.1%	78.5%	2.4%	—%	100%

Liabilities
Contractholder funds: Derivatives embedded in life and annuity contracts	$—	$—	$(299)		$(299)
Other liabilities: Free-standing derivatives	—	(7)	(8)	$1	(14)
Total liabilities at fair value	$—	$(7)	$(307)	$1	$(313)
% of total liabilities at fair value	—%	2.2%	98.1%	(0.3)%	100%
________________________

(1)	Includes $3 million of limited partnership interests and $5 million of other investments written-down to fair value in connection with recognizing other-than-temporary impairments.
The following table summarizes quantitative information about the significant unobservable inputs used in Level 3 fair value measurements.

($ in millions)	Fair value	Valuation technique	Unobservable input	Range	Weighted average
December 31, 2016
Derivatives embedded in life and annuity contracts – Equity-indexed and forward starting options	$(246)	Stochastic cash flow model	Projected option cost	1.0 - 2.2%	1.75%
December 31, 2015
Derivatives embedded in life and annuity contracts – Equity-indexed and forward starting options	$(247)	Stochastic cash flow model	Projected option cost	1.0 - 2.2%	1.76%

The embedded derivatives are equity-indexed and forward starting options in certain life and annuity products that provide customers with interest crediting rates based on the performance of the S&P 500. If the projected option cost increased (decreased), it would result in a higher (lower) liability fair value.
As of December 31, 2016 and 2015, Level 3 fair value measurements of fixed income securities total $439 million and $666 million, respectively, and include $296 million and $577 million, respectively, of fixed income securities valued based on non-binding broker quotes where the inputs have not been corroborated to be market observable. The Company does not develop the unobservable inputs used in measuring fair value; therefore, these are not included in the table above. However, an increase

30

(decrease) in credit spreads for fixed income securities valued based on non-binding broker quotes would result in a lower (higher) fair value.
The following table presents the rollforward of Level 3 assets and liabilities held at fair value on a recurring basis during the year ended December 31, 2016.

($ in millions)		Total gains (losses) included in:
	Balance as of December 31, 2015	Net income (1)	OCI	Transfers into Level 3	Transfers out of Level 3
Assets
Fixed income securities:
Municipal	$78	$12	$(8)	$6	$—
Corporate - public	44	—	—	16	(15)
Corporate - privately placed	447	15	18	16	(277)
ABS - CDO	53	1	5	8	(1)
ABS - consumer and other	44	—	(3)	3	(7)
Total fixed income securities	666	28	12	49	(300)
Equity securities	60	(15)	5	—	(4)
Free-standing derivatives, net	(7)	6	—	—	—
Other assets	1	—	—	—	—
Total recurring Level 3 assets	$720	$19	$17	$49	$(304)
Liabilities
Contractholder funds: Derivatives embedded in life and annuity contracts	$(299)	$6	$—	$—	$—
Total recurring Level 3 liabilities	$(299)	$6	$—	$—	$—

	Purchases	Sales	Issues	Settlements	Balance as of December 31, 2016
Assets
Fixed income securities:
Municipal	$—	$(27)	$—	$(2)	$59
Corporate - public	6	(3)	—	(1)	47
Corporate - privately placed	108	(15)	—	(48)	264
ABS - CDO	—	(2)	—	(37)	27
ABS - consumer and other	7	—	—	(2)	42
Total fixed income securities	121	(47)	—	(90)	439
Equity securities	32	(2)	—	—	76
Free-standing derivatives, net	—	—	—	(1)	(2)	(2)
Other assets	—	—	—	—	1
Total recurring Level 3 assets	$153	$(49)	$—	$(91)	$514
Liabilities
Contractholder funds: Derivatives embedded in life and annuity contracts	$—	$—	$(3)	$7	$(289)
Total recurring Level 3 liabilities	$—	$—	$(3)	$7	$(289)
_____________________

(1)
The effect to net income totals $25 million and is reported in the Consolidated Statements of Operations and Comprehensive Income as follows: $8 million in realized capital gains and losses, $11 million in net investment income, $(3) million in interest credited to contractholder funds and $9 million in contract benefits.

(2)	Comprises $1 million of assets and $3 million of liabilities.

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The following table presents the rollforward of Level 3 assets and liabilities held at fair value on a recurring basis during the year ended December 31, 2015.

($ in millions)		Total gains (losses) included in:
	Balance as of December 31, 2014	Net income (1)	OCI	Transfers into Level 3	Transfers out of Level 3
Assets
Fixed income securities:
Municipal	$106	$5	$(5)	$—	$—
Corporate - public	160	—	(2)	—	(111)
Corporate - privately placed	632	14	(17)	10	(79)
ABS - CDO	67	—	2	21	(17)
ABS - consumer and other	62	(1)	—	—	(41)
CMBS	1	—	(1)	—	—
Total fixed income securities	1,028	18	(23)	31	(248)
Equity securities	37	(1)	(3)	—	—
Free-standing derivatives, net	(7)	1	—	—	—
Other assets	1	—	—	—	—
Total recurring Level 3 assets	$1,059	$18	$(26)	$31	$(248)
Liabilities
Contractholder funds: Derivatives embedded in life and annuity contracts	$(323)	$19	$—	$—	$—
Total recurring Level 3 liabilities	$(323)	$19	$—	$—	$—

	Purchases	Sales	Issues	Settlements	Balance as of December 31, 2015
Assets
Fixed income securities:
Municipal	$—	$(23)	$—	$(5)	$78
Corporate - public	1	—	—	(4)	44
Corporate - privately placed	29	(67)	—	(75)	447
ABS - CDO	—	(1)	—	(19)	53
ABS - consumer and other	27	—	—	(3)	44
CMBS	—	—	—	—	—
Total fixed income securities	57	(91)	—	(106)	666
Equity securities	32	(5)	—	—	60
Free-standing derivatives, net	—	—	—	(1)	(7)	(2)
Other assets	—	—	—	—	1
Total recurring Level 3 assets	$89	$(96)	$—	$(107)	$720
Liabilities
Contractholder funds: Derivatives embedded in life and annuity contracts	$—	$—	$(2)	$7	$(299)
Total recurring Level 3 liabilities	$—	$—	$(2)	$7	$(299)
 ____________________

(1)
The effect to net income totals $37 million and is reported in the Consolidated Statements of Operations and Comprehensive Income as follows: $6 million in realized capital gains and losses, $12 million in net investment income, $26 million in interest credited to contractholder funds and $(7) million in contract benefits.

(2)	Comprises $1 million of assets and $8 million of liabilities.

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The following table presents the rollforward of Level 3 assets and liabilities held at fair value on a recurring basis during the year ended December 31, 2014.

($ in millions)		Total gains (losses) included in:
	Balance as of December 31, 2013	Net income (1)	OCI	Transfers into Level 3	Transfers out of Level 3
Assets
Fixed income securities:
Municipal	$119	$—	$18	$—	$(17)
Corporate	1,008	20	(14)	85	(114)
ABS	112	—	3	16	(12)
CMBS	1	—	—	—	(4)
Redeemable preferred stock	1	—	—	—	—
Total fixed income securities	1,241	20	7	101	(147)
Equity securities	6	—	(1)	—	(1)
Free-standing derivatives, net	(5)	—	—	—	—
Other assets	—	1	—	—	—
Assets held for sale	362	(1)	2	4	(2)
Total recurring Level 3 assets	$1,604	$20	$8	$105	$(150)
Liabilities
Contractholder funds: Derivatives embedded in life and annuity contracts	$(307)	$(8)	$—	$—	$—
Liabilities held for sale	(246)	17	—	—	—
Total recurring Level 3 liabilities	$(553)	$9	$—	$—	$—

	Sold in LBL disposition (3)	Purchases/Issues (4)	Sales	Settlements	Balance as of December 31, 2014
Assets
Fixed income securities:
Municipal	$—	$—	$(11)	$(3)	$106
Corporate	—	20	(109)	(104)	792
ABS	—	21	—	(11)	129
CMBS	4	—	—	—	1
Redeemable preferred stock	—	—	(1)	—	—
Total fixed income securities	4	41	(121)	(118)	1,028
Equity securities	—	39	(6)	—	37
Free-standing derivatives, net	—	2	—	(4)	(7)	(2)
Other assets	—	—	—	—	1
Assets held for sale	(351)	—	(8)	(6)	—
Total recurring Level 3 assets	$(347)	$82	$(135)	$(128)	$1,059
Liabilities
Contractholder funds: Derivatives embedded in life and annuity contracts	$—	$(14)	$—	$6	$(323)
Liabilities held for sale	230	(4)	—	3	—
Total recurring Level 3 liabilities	$230	$(18)	$—	$9	$(323)
_________________________

(1)
The effect to net income totals $29 million and is reported in the Consolidated Statements of Operations and Comprehensive Income as follows: $11 million in realized capital gains and losses, $12 million in net investment income, $(5) million in interest credited to contractholder funds, $15 million in contract benefits and $(4) million in loss on disposition of operations.

(2)	Comprises $2 million of assets and $9 million of liabilities.

(3)	Includes transfers from held for sale that took place in first quarter 2014 of $4 million for CMBS and $(4) million for Assets held for sale.

(4)	Represents purchases for assets and issues for liabilities.

Transfers between level categorizations may occur due to changes in the availability of market observable inputs, which generally are caused by changes in market conditions such as liquidity, trading volume or bid-ask spreads. Transfers between level categorizations may also occur due to changes in the valuation source. For example, in situations where a fair value quote is not provided by the Company’s independent third-party valuation service provider and as a result the price is stale or has been replaced with a broker quote whose inputs have not been corroborated to be market observable, the security is transferred into

33

Level 3. Transfers in and out of level categorizations are reported as having occurred at the beginning of the quarter in which the transfer occurred. Therefore, for all transfers into Level 3, all realized and changes in unrealized gains and losses in the quarter of transfer are reflected in the Level 3 rollforward table.
There were no transfers between Level 1 and Level 2 during 2016, 2015 or 2014.
Transfers into Level 3 during 2016, 2015 and 2014 included situations where a fair value quote was not provided by the Company’s independent third-party valuation service provider and as a result the price was stale or had been replaced with a broker quote where the inputs had not been corroborated to be market observable resulting in the security being classified as Level 3. Transfers out of Level 3 during 2016, 2015 and 2014 included situations where a broker quote was used in the prior period and a fair value quote became available from the Company’s independent third-party valuation service provider in the current period. A quote utilizing the new pricing source was not available as of the prior period, and any gains or losses related to the change in valuation source for individual securities were not significant.
The following table provides the change in unrealized gains and losses included in net income for Level 3 assets and liabilities held as of December 31.

($ in millions)	2016	2015	2014
Assets
Fixed income securities:
Municipal	$2	$—	$(1)
Corporate	1	11	11
ABS	—	1	—
CMBS	—	—	1
Total fixed income securities	3	12	11
Equity securities	(15)	(1)	—
Free-standing derivatives, net	5	1	5
Other assets	—	—	1
Total recurring Level 3 assets	$(7)	$12	$17

Liabilities
Contractholder funds: Derivatives embedded in life and annuity contracts	$6	$19	$(8)
Liabilities held for sale	—	—	17
Total recurring Level 3 liabilities	$6	$19	$9
The amounts in the table above represent the change in unrealized gains and losses included in net income for the period of time that the asset or liability was determined to be in Level 3. These gains and losses total $(1) million in 2016 and are reported as follows: $(18) million in realized capital gains and losses, $11 million in net investment income, $(3) million in interest credited to contractholder funds and $9 million in contract benefits. These gains and losses total $31 million in 2015 and are reported as follows: $(2) million in realized capital gains and losses, $14 million in net investment income, $26 million in interest credited to contractholder funds and $(7) million in contract benefits. These gains and losses total $26 million in 2014 and are reported as follows: $4 million in realized capital gains and losses, $12 million in net investment income, $(5) million in interest credited to contractholder funds and $15 million in contract benefits.
Presented below are the carrying values and fair value estimates of financial instruments not carried at fair value.
Financial assets

($ in millions)	December 31, 2016		December 31, 2015
	Carrying value	Fair value	Carrying value	Fair value
Mortgage loans	$3,938	$3,963	$3,781	$3,920
Cost method limited partnerships	591	681	530	661
Bank loans	467	467	502	493
Agent loans	467	467	422	408
Notes due from related party	325	325	275	275

The fair value of mortgage loans is based on discounted contractual cash flows or, if the loans are impaired due to credit reasons, the fair value of collateral less costs to sell. Risk adjusted discount rates are selected using current rates at which similar loans would be made to borrowers with similar characteristics, using similar types of properties as collateral. The fair value of cost method limited partnerships is determined using reported net asset values. The fair value of bank loans, which are reported in other investments, is based on broker quotes from brokers familiar with the loans and current market conditions. The fair value

34

of agent loans, which are reported in other investments, is based on discounted cash flow calculations. Risk adjusted discount rates are selected using current rates at which similar loans would be made to borrowers with similar characteristics. The fair value of notes due from related party, which are reported in other investments, is based on discounted cash flow calculations using current interest rates for instruments with comparable terms. The fair value measurements for mortgage loans, cost method limited partnerships, bank loans, agent loans and notes due from related party are categorized as Level 3.
Financial liabilities

($ in millions)	December 31, 2016		December 31, 2015
	Carrying value	Fair value	Carrying value	Fair value
Contractholder funds on investment contracts	$11,276	$11,972	$12,387	$12,836
Notes due to related parties	465	465	275	275
Liability for collateral	550	550	550	550

The fair value of contractholder funds on investment contracts is based on the terms of the underlying contracts incorporating current market-based crediting rates for similar contracts that reflect the Company’s own credit risk. Deferred annuities classified in contractholder funds are valued based on discounted cash flow models that incorporate current market-based margins and reflect the Company’s own credit risk. Immediate annuities without life contingencies and funding agreements are valued based on discounted cash flow models that incorporate current market-based implied interest rates and reflect the Company’s own credit risk. The fair value measurement for contractholder funds on investment contracts is categorized as Level 3.
Notes due to related parties comprise surplus notes and agent loan collateralized notes. The fair value of surplus notes due to related parties is based on discounted cash flow calculations using current interest rates for instruments with comparable terms and considers the Company’s own credit risk. Since the surplus notes may be called at par value, their fair value will not be greater than par value. The fair value of agent loan collateralized notes due to related parties is based on discounted cash flow calculations using current interest rates for instruments with comparable terms and considers the Corporation’s credit risk. The liability for collateral is valued at carrying value due to its short-term nature. The fair value measurement for liability for collateral is categorized as Level 2. The fair value measurement for notes due to related parties is categorized as Level 3.
8. Derivative Financial Instruments and Off-balance sheet Financial Instruments
The Company uses derivatives for risk reduction and to increase investment portfolio returns through asset replication. Risk reduction activity is focused on managing the risks with certain assets and liabilities arising from the potential adverse impacts from changes in risk-free interest rates, changes in equity market valuations, increases in credit spreads and foreign currency fluctuations.
The Company utilizes several derivative strategies to manage risk. Asset-liability management is a risk management strategy that is principally employed to balance the respective interest-rate sensitivities of the Company’s assets and liabilities. Depending upon the attributes of the assets acquired and liabilities issued, derivative instruments such as interest rate swaps, caps, swaptions and futures are utilized to change the interest rate characteristics of existing assets and liabilities to ensure the relationship is maintained within specified ranges and to reduce exposure to rising or falling interest rates. Credit default swaps are typically used to mitigate the credit risk within the Company’s fixed income portfolio. Futures and options are used for hedging the equity exposure contained in the Company’s equity indexed life and annuity product contracts that offer equity returns to contractholders. In addition, the Company uses equity index futures to offset valuation losses in the equity portfolio during periods of declining equity market values. Interest rate swaps are used to hedge interest rate risk inherent in funding agreements. Foreign currency swaps and forwards are primarily used by the Company to reduce the foreign currency risk associated with holding foreign currency denominated investments.
The Company may also use derivatives to manage the risk associated with corporate actions, including the sale of a business. During 2014, swaptions were utilized to hedge the expected proceeds from the disposition of LBL.
Asset replication refers to the “synthetic” creation of assets through the use of derivatives. The Company replicates fixed income securities using a combination of a credit default swap or a foreign currency forward contract and one or more highly rated fixed income securities, primarily investment grade host bonds, to synthetically replicate the economic characteristics of one or more cash market securities. The Company replicates equity securities using futures to increase equity exposure.
The Company also has derivatives embedded in non-derivative host contracts that are required to be separated from the host contracts and accounted for at fair value with changes in fair value of embedded derivatives reported in net income. The Company’s primary embedded derivatives are equity options in life and annuity product contracts, which provide equity returns to contractholders.

35

When derivatives meet specific criteria, they may be designated as accounting hedges and accounted for as fair value, cash flow, foreign currency fair value or foreign currency cash flow hedges. The Company designates certain investment risk transfer reinsurance agreements as fair value hedges when the hedging instrument is highly effective in offsetting the risk of changes in the fair value of the hedged item. The Company designates certain of its foreign currency swap contracts as cash flow hedges when the hedging instrument is highly effective in offsetting the exposure of variations in cash flows for the hedged risk that could affect net income. Amounts are reclassified to net investment income or realized capital gains and losses as the hedged item affects net income.
The notional amounts specified in the contracts are used to calculate the exchange of contractual payments under the agreements and are generally not representative of the potential for gain or loss on these agreements. However, the notional amounts specified in credit default swaps where the Company has sold credit protection represent the maximum amount of potential loss, assuming no recoveries.
Fair value, which is equal to the carrying value, is the estimated amount that the Company would receive or pay to terminate the derivative contracts at the reporting date. The carrying value amounts for OTC derivatives are further adjusted for the effects, if any, of enforceable master netting agreements and are presented on a net basis, by counterparty agreement, in the Consolidated Statements of Financial Position. For certain exchange traded and cleared derivatives, margin deposits are required as well as daily cash settlements of margin accounts.  As of December 31, 2016, the Company pledged $2 million of cash in the form of margin deposits.
For those derivatives which qualify for fair value hedge accounting, net income includes the changes in the fair value of both the derivative instrument and the hedged risk, and therefore reflects any hedging ineffectiveness. For cash flow hedges, gains and losses are amortized from accumulated other comprehensive income and are reported in net income in the same period the forecasted transactions being hedged impact net income.
Non-hedge accounting is generally used for “portfolio” level hedging strategies where the terms of the individual hedged items do not meet the strict homogeneity requirements to permit the application of hedge accounting. For non-hedge derivatives, net income includes changes in fair value and accrued periodic settlements, when applicable. With the exception of non-hedge derivatives used for asset replication and non-hedge embedded derivatives, all of the Company’s derivatives are evaluated for their ongoing effectiveness as either accounting hedge or non-hedge derivative financial instruments on at least a quarterly basis.

36

The following table provides a summary of the volume and fair value positions of derivative instruments as well as their reporting location in the Consolidated Statement of Financial Position as of December 31, 2016.

($ in millions, except number of contracts)		Volume (1)
	Balance sheet location	Notional amount	Number of contracts	Fair value, net	Gross asset	Gross liability
Asset derivatives
Derivatives designated as accounting hedging instruments
Foreign currency swap agreements	Other investments	$49	n/a	$5	$5	$—
Derivatives not designated as accounting hedging instruments
Interest rate contracts
Interest rate cap agreements	Other investments	65	n/a	1	1	—
Equity and index contracts
Options	Other investments	—	3,917	87	87	—
Financial futures contracts	Other assets	—	6	—	—	—
Foreign currency contracts
Foreign currency forwards	Other investments	173	n/a	7	8	(1)
Credit default contracts
Credit default swaps – buying protection	Other investments	25	n/a	(1)	—	(1)
Credit default swaps – selling protection	Other investments	80	n/a	1	1	—
Other contracts
Other contracts	Other assets	3	n/a	1	1	—
Subtotal		346	3,923	96	98	(2)
Total asset derivatives		$395	3,923	$101	$103	$(2)

Liability derivatives
Equity and index contracts
Options and futures	Other liabilities & accrued expenses	$—	3,928	$(37)	$—	$(37)
Embedded derivative financial instruments
Guaranteed accumulation benefits	Contractholder funds	391	n/a	(34)	—	(34)
Guaranteed withdrawal benefits	Contractholder funds	290	n/a	(9)	—	(9)
Equity-indexed and forward starting options in life and annuity product contracts	Contractholder funds	1,737	n/a	(246)	—	(246)
Credit default contracts
Credit default swaps – buying protection	Other liabilities & accrued expenses	6	n/a	—	—	—
Credit default swaps – selling protection	Other liabilities & accrued expenses	100	n/a	(3)	—	(3)
Subtotal		2,524	3,928	(329)	—	(329)
Total liability derivatives		2,524	3,928	(329)	$—	$(329)

Total derivatives		$2,919	7,851	$(228)
_________________________________________
(1)   Volume for OTC and cleared derivative contracts is represented by their notional amounts. Volume for exchange traded derivatives is represented by the number of contracts, which is the basis on which they are traded. (n/a = not applicable)

37

The following table provides a summary of the volume and fair value positions of derivative instruments as well as their reporting location in the Consolidated Statement of Financial Position as of December 31, 2015.

($ in millions, except number of contracts)		Volume (1)
	Balance sheet location	Notional amount	Number of contracts	Fair value, net	Gross asset	Gross liability
Asset derivatives
Derivatives designated as accounting hedging instruments
Foreign currency swap agreements	Other investments	$45	n/a	$6	$6	$—
Derivatives not designated as accounting hedging instruments
Interest rate contracts
Interest rate cap agreements	Other investments	42	n/a	—	—	—
Equity and index contracts
Options	Other investments	—	3,730	44	44	—
Financial futures contracts	Other assets	—	997	1	1	—
Foreign currency contracts
Foreign currency forwards	Other investments	81	n/a	1	1	—
Credit default contracts
Credit default swaps – buying protection	Other investments	51	n/a	2	3	(1)
Credit default swaps – selling protection	Other investments	80	n/a	1	1	—
Other contracts
Other contracts	Other assets	3	n/a	1	1	—
Subtotal		257	4,727	50	51	(1)
Total asset derivatives		$302	4,727	$56	$57	$(1)

Liability derivatives
Derivatives designated as accounting hedging instruments
Foreign currency swap agreements	Other liabilities & accrued expenses	$19	n/a	$4	$4	$—
Derivatives not designated as accounting hedging instruments
Interest rate contracts
Interest rate swap agreements	Other liabilities & accrued expenses	85	n/a	—	—	—
Interest rate cap agreements	Other liabilities & accrued expenses	72	n/a	1	1	—
Equity and index contracts
Options	Other liabilities & accrued expenses	—	3,645	(6)	—	(6)
Embedded derivative financial instruments
Guaranteed accumulation benefits	Contractholder funds	481	n/a	(38)	—	(38)
Guaranteed withdrawal benefits	Contractholder funds	332	n/a	(14)	—	(14)
Equity-indexed and forward starting options in life and annuity product contracts	Contractholder funds	1,781	n/a	(247)	—	(247)
Other embedded derivative financial instruments	Contractholder funds	85	n/a	—	—	—
Credit default contracts
Credit default swaps – buying protection	Other liabilities & accrued expenses	2	n/a	—	—	—
Credit default swaps – selling protection	Other liabilities & accrued expenses	100	n/a	(8)	—	(8)
Subtotal		2,938	3,645	(312)	1	(313)
Total liability derivatives		2,957	3,645	(308)	$5	$(313)

Total derivatives		$3,259	8,372	$(252)
__________________________________________
(1)   Volume for OTC and cleared derivative contracts is represented by their notional amounts. Volume for exchange traded derivatives is represented by the number of contracts, which is the basis on which they are traded. (n/a = not applicable)

38

The following table provides gross and net amounts for the Company’s OTC derivatives, all of which are subject to enforceable master netting agreements.

($ in millions)		Offsets
	Gross amount	Counter- party netting	Cash collateral (received) pledged	Net amount on balance sheet	Securities collateral (received) pledged	Net amount
December 31, 2016
Asset derivatives	$14	$(2)	$(4)	$8	$(1)	$7
Liability derivatives	(5)	2	—	(3)	4	1

December 31, 2015
Asset derivatives	$15	$(6)	$(5)	$4	$(1)	$3
Liability derivatives	(9)	6	(5)	(8)	7	(1)
The following table provides a summary of the impacts of the Company’s foreign currency contracts in cash flow hedging relationships for the years ended December 31. Amortization of net gains from accumulated other comprehensive income related to cash flow hedges is expected to be a gain of $2 million during the next twelve months. There was no hedge ineffectiveness reported in realized gains and losses in 2016, 2015 or 2014.

($ in millions)	2016	2015	2014
(Loss) gain recognized in OCI on derivatives during the period	$(1)	$10	$12
Gain recognized in OCI on derivatives during the term of the hedging relationship	5	10	2
Gain (loss) reclassified from AOCI into income (net investment income)	1	(1)	(1)
Gain (loss) reclassified from AOCI into income (realized capital gains and losses)	3	3	(2)
The following tables present gains and losses from valuation and settlements reported on derivatives not designated as accounting hedging instruments in the Consolidated Statements of Operations and Comprehensive Income. In 2016, 2015 and 2014, the Company had no derivatives used in fair value hedging relationships.

($ in millions)	Realized capital gains and losses	Contract benefits	Interest credited to contractholder funds	Loss on disposition of operations	Total gain (loss) recognized in net income on derivatives
2016
Equity and index contracts	$(4)	$—	$18	$—	$14
Embedded derivative financial instruments	—	9	1	—	10
Foreign currency contracts	6	—	—	—	6
Credit default contracts	3	—	—	—	3
Total	$5	$9	$19	$—	$33

2015
Equity and index contracts	$—	$—	$(9)	$—	$(9)
Embedded derivative financial instruments	—	(7)	31	—	24
Foreign currency contracts	6	—	—	—	6
Credit default contracts	4	—	—	—	4
Total	$10	$(7)	$22	$—	$25

2014
Interest rate contracts	$(3)	$—	$—	$(4)	$(7)
Equity and index contracts	(1)	—	38	—	37
Embedded derivative financial instruments	—	15	(14)	—	1
Foreign currency contracts	10	—	—	—	10
Credit default contracts	8	—	—	—	8
Other contracts	—	—	(2)	—	(2)
Total	$14	$15	$22	$(4)	$47
The Company manages its exposure to credit risk by utilizing highly rated counterparties, establishing risk control limits, executing legally enforceable master netting agreements (“MNAs”) and obtaining collateral where appropriate. The Company uses MNAs for OTC derivative transactions that permit either party to net payments due for transactions and collateral is either

39

pledged or obtained when certain predetermined exposure limits are exceeded. As of December 31, 2016, counterparties pledged $5 million in cash and securities to the Company, and the Company pledged $4 million in securities to counterparties as collateral posted under MNAs for contracts without credit-risk-contingent features. The Company has not incurred any losses on derivative financial instruments due to counterparty nonperformance. Other derivatives, including futures and certain option contracts, are traded on organized exchanges which require margin deposits and guarantee the execution of trades, thereby mitigating any potential credit risk.
Counterparty credit exposure represents the Company’s potential loss if all of the counterparties concurrently fail to perform under the contractual terms of the contracts and all collateral, if any, becomes worthless. This exposure is measured by the fair value of OTC derivative contracts with a positive fair value at the reporting date reduced by the effect, if any, of legally enforceable master netting agreements.
The following table summarizes the counterparty credit exposure as of December 31 by counterparty credit rating as it relates to the Company’s OTC derivatives.

($ in millions)	2016				2015
Rating (1)	Number of counter-parties	Notional amount (2)	Credit exposure (2)	Exposure, net of collateral (2)	Number of counter-parties	Notional amount (2)	Credit exposure (2)	Exposure, net of collateral (2)
A+	5	$312	$12	$9	1	$82	$5	$—
A	—	—	—	—	5	178	6	6
A-	—	—	—	—	1	16	3	—
BBB+	—	—	—	—	2	36	—	—
Total	5	$312	$12	$9	9	$312	$14	$6
_________________________

(1)	Rating is the lower of S&P or Moody’s ratings.

(2)	Only OTC derivatives with a net positive fair value are included for each counterparty.
Market risk is the risk that the Company will incur losses due to adverse changes in market rates and prices. Market risk exists for all of the derivative financial instruments the Company currently holds, as these instruments may become less valuable due to adverse changes in market conditions. To limit this risk, the Company’s senior management has established risk control limits. In addition, changes in fair value of the derivative financial instruments that the Company uses for risk management purposes are generally offset by the change in the fair value or cash flows of the hedged risk component of the related assets, liabilities or forecasted transactions.
Certain of the Company’s derivative instruments contain credit-risk-contingent termination events, cross-default provisions and credit support annex agreements. Credit-risk-contingent termination events allow the counterparties to terminate the derivative agreement or a specific trade on certain dates if AIC’s, ALIC’s or Allstate Life Insurance Company of New York’s (“ALNY”) financial strength credit ratings by Moody’s or S&P fall below a certain level. Credit-risk-contingent cross-default provisions allow the counterparties to terminate the derivative agreement if the Company defaults by pre-determined threshold amounts on certain debt instruments. Credit-risk-contingent credit support annex agreements specify the amount of collateral the Company must post to counterparties based on AIC’s, ALIC’s or ALNY’s financial strength credit ratings by Moody’s or S&P, or in the event AIC, ALIC or ALNY are no longer rated by either Moody’s or S&P.
The following summarizes the fair value of derivative instruments with termination, cross-default or collateral credit-risk-contingent features that are in a liability position as of December 31, as well as the fair value of assets and collateral that are netted against the liability in accordance with provisions within legally enforceable MNAs.

($ in millions)	2016	2015
Gross liability fair value of contracts containing credit-risk-contingent features	$2	$9
Gross asset fair value of contracts containing credit-risk-contingent features and subject to MNAs	(2)	(1)
Collateral posted under MNAs for contracts containing credit-risk-contingent features	—	(7)
Maximum amount of additional exposure for contracts with credit-risk-contingent features if all features were triggered concurrently	$—	$1
Credit derivatives - selling protection
A credit default swap (“CDS”) is a derivative instrument, representing an agreement between two parties to exchange the credit risk of a specified entity (or a group of entities), or an index based on the credit risk of a group of entities (all commonly referred to as the “reference entity” or a portfolio of “reference entities”), in return for a periodic premium. In selling protection, CDS are used to replicate fixed income securities and to complement the cash market when credit exposure to certain issuers is

40

not available or when the derivative alternative is less expensive than the cash market alternative. CDS typically have a five-year term.
The following table shows the CDS notional amounts by credit rating and fair value of protection sold.

($ in millions)	Notional amount
	AA	A	BBB	BB and lower	Total	Fair value
December 31, 2016
First-to-default Basket
Municipal	$—	$—	$100	$—	$100	$(3)
Index
Corporate debt	1	19	50	10	80	1
Total	$1	$19	$150	$10	$180	$(2)

December 31, 2015
First-to-default Basket
Municipal	$—	$—	$100	$—	$100	$(8)
Index
Corporate debt	1	20	52	7	80	1
Total	$1	$20	$152	$7	$180	$(7)
In selling protection with CDS, the Company sells credit protection on an identified single name, a basket of names in a first-to-default (“FTD”) structure or credit derivative index (“CDX”) that is generally investment grade, and in return receives periodic premiums through expiration or termination of the agreement. With single name CDS, this premium or credit spread generally corresponds to the difference between the yield on the reference entity’s public fixed maturity cash instruments and swap rates at the time the agreement is executed. With a FTD basket, because of the additional credit risk inherent in a basket of named reference entities, the premium generally corresponds to a high proportion of the sum of the credit spreads of the names in the basket and the correlation between the names. CDX is utilized to take a position on multiple (generally 125) reference entities. Credit events are typically defined as bankruptcy, failure to pay, or restructuring, depending on the nature of the reference entities. If a credit event occurs, the Company settles with the counterparty, either through physical settlement or cash settlement. In a physical settlement, a reference asset is delivered by the buyer of protection to the Company, in exchange for cash payment at par, whereas in a cash settlement, the Company pays the difference between par and the prescribed value of the reference asset. When a credit event occurs in a single name or FTD basket (for FTD, the first credit event occurring for any one name in the basket), the contract terminates at the time of settlement. For CDX, the reference entity’s name incurring the credit event is removed from the index while the contract continues until expiration. The maximum payout on a CDS is the contract notional amount. A physical settlement may afford the Company with recovery rights as the new owner of the asset.
The Company monitors risk associated with credit derivatives through individual name credit limits at both a credit derivative and a combined cash instrument/credit derivative level. The ratings of individual names for which protection has been sold are also monitored.
Off-balance sheet financial instruments
The contractual amounts of off-balance sheet financial instruments as of December 31 are as follows:

($ in millions)	2016	2015
Commitments to invest in limited partnership interests	$1,400	$1,269
Private placement commitments	13	21
Other loan commitments	80	46
In the preceding table, the contractual amounts represent the amount at risk if the contract is fully drawn upon, the counterparty defaults and the value of any underlying security becomes worthless. Unless noted otherwise, the Company does not require collateral or other security to support off-balance sheet financial instruments with credit risk.
Commitments to invest in limited partnership interests represent agreements to acquire new or additional participation in certain limited partnership investments. The Company enters into these agreements in the normal course of business. Because the investments in limited partnerships are not actively traded, it is not practical to estimate the fair value of these commitments.
Private placement commitments represent commitments to purchase private placement debt and private equity securities at a specified future date. The Company enters into these agreements in the normal course of business. The fair value of these commitments generally cannot be estimated on the date the commitment is made as the terms and conditions of the underlying

41

private placement securities are not yet final. Because the private equity securities are not actively traded, it is not practical to estimate fair value of the commitments.
Other loan commitments are agreements to lend to a borrower provided there is no violation of any condition established in the contract. The Company enters into these agreements to commit to future loan fundings at predetermined interest rates. Commitments generally have varying expiration dates or other termination clauses. The fair value of these commitments is insignificant.
9. Reserve for Life-Contingent Contract Benefits and Contractholder Funds
As of December 31, the reserve for life-contingent contract benefits consists of the following:

($ in millions)	2016	2015
Immediate fixed annuities:
Structured settlement annuities	$6,681	$6,673
Other immediate fixed annuities	1,935	2,035
Traditional life insurance	2,373	2,347
Accident and health insurance	232	234
Other	101	105
Total reserve for life-contingent contract benefits	$11,322	$11,394
The following table highlights the key assumptions generally used in calculating the reserve for life-contingent contract benefits.

Product	Mortality	Interest rate	Estimation method
Structured settlement annuities	U.S. population with projected calendar year improvements; mortality rates adjusted for each impaired life based on reduction in life expectancy	Interest rate assumptions range from 2.9% to 9.0%	Present value of contractually specified future benefits
Other immediate fixed annuities
1983 group annuity mortality table with internal modifications; 1983 individual annuity mortality table; Annuity 2000 mortality table with internal modifications; Annuity 2000 mortality table; 1983 individual annuity mortality table with internal modifications
		Interest rate assumptions range from 0% to 11.5%	Present value of expected future benefits based on historical experience
Traditional life insurance	Actual company experience plus loading	Interest rate assumptions range from 2.5% to 11.3%	Net level premium reserve method using the Company’s withdrawal experience rates; includes reserves for unpaid claims
Accident and health insurance	Actual company experience plus loading	Interest rate assumptions range from 3.0% to 6.0%	Unearned premium; additional contract reserves for mortality risk and unpaid claims
Other: Variable annuity guaranteed minimum death benefits (1)	Annuity 2012 mortality table with internal modifications	Interest rate assumptions range from 2.0% to 5.8%	Projected benefit ratio applied to cumulative assessments
______________________

(1)
In 2006, the Company disposed of substantially all of its variable annuity business through reinsurance agreements with The Prudential Insurance Company of America, a subsidiary of Prudential Financial, Inc. (collectively “Prudential”).

To the extent that unrealized gains on fixed income securities would result in a premium deficiency had those gains actually been realized, a premium deficiency reserve is recorded for certain immediate annuities with life contingencies. A liability is included in the reserve for life-contingent contract benefits with respect to this deficiency. The offset to this liability is recorded as a reduction of the unrealized net capital gains included in accumulated other comprehensive income. The liability was zero as of both December 31, 2016 and 2015.

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As of December 31, contractholder funds consist of the following:

($ in millions)	2016	2015
Interest-sensitive life insurance	$7,312	$7,262
Investment contracts:
Fixed annuities	11,893	12,934
Funding agreements backing medium-term notes	—	85
Other investment contracts	265	261
Total contractholder funds	$19,470	$20,542
The following table highlights the key contract provisions relating to contractholder funds.

Product	Interest rate	Withdrawal/surrender charges
Interest-sensitive life insurance	Interest rates credited range from 0% to 10.5% for equity-indexed life (whose returns are indexed to the S&P 500) and 1.0% to 6.0% for all other products	Either a percentage of account balance or dollar amount grading off generally over 20 years
Fixed annuities	Interest rates credited range from 0% to 9.8% for immediate annuities; (8.0)% to 13.3% for equity-indexed annuities (whose returns are indexed to the S&P 500); and 0.1% to 6.0% for all other products
Either a declining or a level percentage charge generally over ten years or less. Additionally, approximately 17.9% of fixed annuities are subject to market value adjustment for discretionary withdrawals

Other investment contracts:
Guaranteed minimum income, accumulation and withdrawal benefits on variable (1) and fixed annuities and secondary guarantees on interest-sensitive life insurance and fixed annuities
	Interest rates used in establishing reserves range from 1.5% to 10.3%	Withdrawal and surrender charges are based on the terms of the related interest-sensitive life insurance or fixed annuity contract
______________________

(1)	In 2006, the Company disposed of substantially all of its variable annuity business through reinsurance agreements with Prudential.
Contractholder funds as of December 31, 2015 included funding agreements held by a VIE, Allstate Life Global Funding, that issued medium-term notes. The VIE’s primary assets were funding agreements used exclusively to back medium-term note programs.
Contractholder funds activity for the years ended December 31 is as follows:

($ in millions)	2016	2015	2014
Balance, beginning of year	$20,542	$21,816	$23,604
Classified as held for sale, beginning balance	—	—	10,945
Total, including those classified as held for sale	20,542	21,816	34,549
Deposits	969	1,052	1,227
Interest credited	672	716	892
Benefits	(947)	(1,060)	(1,178)
Surrenders and partial withdrawals	(1,014)	(1,246)	(2,253)
Maturities of and interest payments on institutional products	(86)	(1)	(2)
Contract charges	(665)	(684)	(798)
Net transfers from separate accounts	5	7	7
Other adjustments	(6)	(58)	34
Sold in LBL disposition	—	—	(10,662)
Balance, end of year	$19,470	$20,542	$21,816
The Company offered various guarantees to variable annuity contractholders. In 2006, the Company disposed of substantially all of its variable annuity business through reinsurance agreements with Prudential. Liabilities for variable contract guarantees related to death benefits are included in the reserve for life-contingent contract benefits and the liabilities related to the income, withdrawal and accumulation benefits are included in contractholder funds. All liabilities for variable contract guarantees are reported on a gross basis on the balance sheet with a corresponding reinsurance recoverable asset for those contracts subject to reinsurance.
Absent any contract provision wherein the Company guarantees either a minimum return or account value upon death, a specified contract anniversary date, partial withdrawal or annuitization, variable annuity and variable life insurance contractholders

43

bear the investment risk that the separate accounts’ funds may not meet their stated investment objectives. The account balances of variable annuities contracts’ separate accounts with guarantees included $2.92 billion and $3.20 billion of equity, fixed income and balanced mutual funds and $364 million and $340 million of money market mutual funds as of December 31, 2016 and 2015, respectively.
The table below presents information regarding the Company’s variable annuity contracts with guarantees. The Company’s variable annuity contracts may offer more than one type of guarantee in each contract; therefore, the sum of amounts listed exceeds the total account balances of variable annuity contracts’ separate accounts with guarantees.

($ in millions)	December 31,
	2016	2015
In the event of death
Separate account value	$3,280	$3,541
Net amount at risk (1)	$585	$675
Average attained age of contractholders	70 years	69 years
At annuitization (includes income benefit guarantees)
Separate account value	$915	$967
Net amount at risk (2)	$265	$281
Weighted average waiting period until annuitization options available	None	None
For cumulative periodic withdrawals
Separate account value	$267	$294
Net amount at risk (3)	$10	$10
Accumulation at specified dates
Separate account value	$310	$371
Net amount at risk (4)	$26	$31
Weighted average waiting period until guarantee date	3 years	4 years
____________

(1)	Defined as the estimated current guaranteed minimum death benefit in excess of the current account balance as of the balance sheet date.

(2)	Defined as the estimated present value of the guaranteed minimum annuity payments in excess of the current account balance.

(3)	Defined as the estimated current guaranteed minimum withdrawal balance (initial deposit) in excess of the current account balance as of the balance sheet date.

(4)	Defined as the estimated present value of the guaranteed minimum accumulation balance in excess of the current account balance.
The liability for death and income benefit guarantees is equal to a benefit ratio multiplied by the cumulative contract charges earned, plus accrued interest less contract excess guarantee benefit payments. The benefit ratio is calculated as the estimated present value of all expected contract excess guarantee benefits divided by the present value of all expected contract charges. The establishment of reserves for these guarantees requires the projection of future fund values, mortality, persistency and customer benefit utilization rates. These assumptions are periodically reviewed and updated. For guarantees related to death benefits, benefits represent the projected excess guaranteed minimum death benefit payments. For guarantees related to income benefits, benefits represent the present value of the minimum guaranteed annuitization benefits in excess of the projected account balance at the time of annuitization.
Projected benefits and contract charges used in determining the liability for certain guarantees are developed using models and stochastic scenarios that are also used in the development of estimated expected gross profits. Underlying assumptions for the liability related to income benefits include assumed future annuitization elections based on factors such as the extent of benefit to the potential annuitant, eligibility conditions and the annuitant’s attained age. The liability for guarantees is re-evaluated periodically, and adjustments are made to the liability balance through a charge or credit to contract benefits.
Guarantees related to the majority of withdrawal and accumulation benefits are considered to be derivative financial instruments; therefore, the liability for these benefits is established based on its fair value.

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The following table summarizes the liabilities for guarantees.

($ in millions)	Liability for guarantees related to death benefits and interest-sensitive life products	Liability for guarantees related to income benefits	Liability for guarantees related to accumulation and withdrawal benefits	Total
Balance, December 31, 2015 (1)	$223	$67	$75	$365
Less reinsurance recoverables	106	64	52	222
Net balance as of December 31, 2015	117	3	23	143
Incurred guarantee benefits	26	—	11	37
Paid guarantee benefits	—	—	—	—
Net change	26	—	11	37
Net balance as of December 31, 2016	143	3	34	180
Plus reinsurance recoverables	101	40	43	184
Balance, December 31, 2016 (2)	$244	$43	$77	$364

Balance, December 31, 2014 (3)	$195	$95	$60	$350
Less reinsurance recoverables	98	91	45	234
Net balance as of December 31, 2014	97	4	15	116
Incurred guarantee benefits	20	(1)	8	27
Paid guarantee benefits	—	—	—	—
Net change	20	(1)	8	27
Net balance as of December 31, 2015	117	3	23	143
Plus reinsurance recoverables	106	64	52	222
Balance, December 31, 2015 (1)	$223	$67	$75	$365
____________

(1)
Included in the total liability balance as of December 31, 2015 are reserves for variable annuity death benefits of $105 million, variable annuity income benefits of $64 million, variable annuity accumulation benefits of $38 million, variable annuity withdrawal benefits of $14 million and other guarantees of $144 million.

(2)
Included in the total liability balance as of December 31, 2016 are reserves for variable annuity death benefits of $100 million, variable annuity income benefits of $40 million, variable annuity accumulation benefits of $34 million, variable annuity withdrawal benefits of $9 million and other guarantees of $181 million.

(3)
Included in the total liability balance as of December 31, 2014 are reserves for variable annuity death benefits of $96 million, variable annuity income benefits of $92 million, variable annuity accumulation benefits of $32 million, variable annuity withdrawal benefits of $13 million and other guarantees of $117 million.

10. Reinsurance
The Company reinsures certain of its risks to other insurers primarily under yearly renewable term, coinsurance and modified coinsurance agreements. These agreements result in a passing of the agreed-upon percentage of risk to the reinsurer in exchange for negotiated reinsurance premium payments. Modified coinsurance is similar to coinsurance, except that the cash and investments that support the liability for contract benefits are not transferred to the assuming company and settlements are made on a net basis between the companies.
For certain term life insurance policies issued prior to October 2009, the Company ceded up to 90% of the mortality risk depending on the year of policy issuance under coinsurance agreements to a pool of fourteen unaffiliated reinsurers. Effective October 2009, mortality risk on term business is ceded under yearly renewable term agreements under which the Company cedes mortality in excess of its retention, which is consistent with how the Company generally reinsures its permanent life insurance business. The following table summarizes those retention limits by period of policy issuance.

Period	Retention limits
April 2015 through current	Single life: $2 million per life Joint life: no longer offered
April 2011 through March 2015
Single life: $5 million per life, $3 million age 70 and over, and $10 million for contracts that meet specific criteria
Joint life: $8 million per life, and $10 million for contracts that meet specific criteria

July 2007 through March 2011	$5 million per life, $3 million age 70 and over, and $10 million for contracts that meet specific criteria
September 1998 through June 2007	$2 million per life, in 2006 the limit was increased to $5 million for instances when specific criteria were met
August 1998 and prior	Up to $1 million per life

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In addition, the Company has used reinsurance to effect the disposition of certain blocks of business. The Company had reinsurance recoverables of $1.41 billion and $1.44 billion as of December 31, 2016 and 2015, respectively, due from Prudential related to the disposal of substantially all of its variable annuity business that was effected through reinsurance agreements. In 2016, premiums and contract charges of $78 million, contract benefits of $21 million, interest credited to contractholder funds of $20 million, and operating costs and expenses of $15 million were ceded to Prudential. In 2015, premiums and contract charges of $94 million, contract benefits of $40 million, interest credited to contractholder funds of $21 million, and operating costs and expenses of $18 million were ceded to Prudential. In 2014, premiums and contract charges of $109 million, contract benefits of $36 million, interest credited to contractholder funds of $21 million, and operating costs and expenses of $20 million were ceded to Prudential. In addition, as of December 31, 2016 and 2015 the Company had reinsurance recoverables of $144 million and $148 million, respectively, due from subsidiaries of Citigroup (Triton Insurance and American Health and Life Insurance) and Scottish Re (U.S.) Inc. in connection with the disposition of substantially all of the direct response distribution business in 2003.
The Company is the assuming reinsurer for LBL’s life insurance business sold through the Allstate agency channel and LBL’s payout annuity business in force prior to the sale of LBL on April 1, 2014. Under the terms of the reinsurance agreement, the Company is required to have a trust with assets greater than or equal to the statutory reserves ceded by LBL to the Company, measured on a monthly basis. As of December 31, 2016, the trust held $5.94 billion of investments, which are reported in the Consolidated Statement of Financial Position.
As of December 31, 2016, the gross life insurance in force was $406.29 billion of which $5.53 billion and $88.51 billion was ceded to the affiliated and unaffiliated reinsurers, respectively.
The effects of reinsurance on premiums and contract charges for the years ended December 31 are as follows:

($ in millions)	2016	2015	2014
Direct	$715	$728	$1,084
Assumed
Affiliate	138	131	130
Non-affiliate	803	835	614
Ceded
Affiliate	(53)	(41)	—
Non-affiliate	(294)	(315)	(392)
Premiums and contract charges, net of reinsurance	$1,309	$1,338	$1,436
The effects of reinsurance on contract benefits for the years ended December 31 are as follows:

($ in millions)	2016	2015	2014
Direct	$999	$1,023	$1,295
Assumed
Affiliate	90	79	88
Non-affiliate	522	541	398
Ceded
Affiliate	(36)	(32)	—
Non-affiliate	(188)	(205)	(329)
Contract benefits, net of reinsurance	$1,387	$1,406	$1,452
The effects of reinsurance on interest credited to contractholder funds for the years ended December 31 are as follows:

($ in millions)	2016	2015	2014
Direct	$598	$636	$827
Assumed
Affiliate	9	10	9
Non-affiliate	116	111	82
Ceded
Affiliate	(21)	(16)	—
Non-affiliate	(25)	(24)	(27)
Interest credited to contractholder funds, net of reinsurance	$677	$717	$891

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Reinsurance recoverables on paid and unpaid benefits as of December 31 are summarized in the following table.

($ in millions)	2016	2015
Annuities	$1,411	$1,443
Life insurance	1,299	1,348
Other	81	80
Total	$2,791	$2,871
As of both December 31, 2016 and 2015, approximately 77% of the Company’s reinsurance recoverables are due from companies rated A- or better by S&P.
11. Deferred Policy Acquisition and Sales Inducement Costs
Deferred policy acquisition costs for the years ended December 31 are as follows:

($ in millions)	2016	2015	2014
Balance, beginning of year	$1,314	$1,271	$1,331
Classified as held for sale, beginning balance	—	—	743
Total, including those classified as held for sale	1,314	1,271	2,074
Acquisition costs deferred	79	124	163
Amortization charged to income	(134)	(151)	(162)
Effect of unrealized gains and losses	(72)	99	(97)
Reinsurance ceded (1)	—	(29)	—
Sold in LBL disposition	—	—	(707)
Balance, end of year	$1,187	$1,314	$1,271
______________________

(1)	In 2015, DAC decreased as a result of a reinsurance agreement with AAC.
DSI activity, which primarily relates to fixed annuities and interest-sensitive life contracts, for the years ended December 31 was as follows:

($ in millions)	2016	2015	2014
Balance, beginning of year	$45	$44	$42
Classified as held for sale, beginning balance	—	—	28
Total, including those classified as held for sale	45	44	70
Sales inducements deferred	1	3	4
Amortization charged to income	(5)	(4)	(4)
Effect of unrealized gains and losses	(1)	2	(3)
Sold in LBL disposition	—	—	(23)
Balance, end of year	$40	$45	$44
12. Guarantees and Contingent Liabilities
Guaranty funds
Under state insurance guaranty fund laws, insurers doing business in a state can be assessed, up to prescribed limits, for certain obligations of insolvent insurance companies to policyholders and claimants. Amounts assessed to each company are typically related to its proportion of business written in each state. The Company’s policy is to accrue assessments when the entity for which the insolvency relates has met its state of domicile’s statutory definition of insolvency and the amount of the loss is reasonably estimable. In most states, the definition is met with a declaration of financial insolvency by a court of competent jurisdiction. In certain states there must also be a final order of liquidation. As of December 31, 2016 and 2015, the liability balance included in other liabilities and accrued expenses was $1 million and $10 million, respectively. The related premium tax offsets included in other assets were $9 million and $15 million as of December 31, 2016 and 2015, respectively.
Guarantees
In the normal course of business, the Company provides standard indemnifications to contractual counterparties in connection with numerous transactions, including acquisitions and divestitures. The types of indemnifications typically provided include indemnifications for breaches of representations and warranties, taxes and certain other liabilities, such as third party lawsuits. The indemnification clauses are often standard contractual terms and are entered into in the normal course of business based on an assessment that the risk of loss would be remote. The terms of the indemnifications vary in duration and nature. In many cases, the maximum obligation is not explicitly stated and the contingencies triggering the obligation to indemnify have not occurred

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and are not expected to occur. Consequently, the maximum amount of the obligation under such indemnifications is not determinable. Historically, the Company has not made any material payments pursuant to these obligations.
Related to the sale of LBL on April 1, 2014, the Company has agreed to indemnify Resolution Life Holdings, Inc. in connection with certain representations, warranties and covenants of the Company, and certain liabilities specifically excluded from the transaction, subject to specific contractual limitations regarding the Company’s maximum obligation. Management does not believe these indemnifications will have a material effect on results of operations, cash flows or financial position of the Company.
Related to the disposal through reinsurance of substantially all of the Company’s variable annuity business to Prudential in 2006, the Company and the Corporation have agreed to indemnify Prudential for certain pre-closing contingent liabilities (including extra-contractual liabilities of the Company and liabilities specifically excluded from the transaction) that the Company has agreed to retain. In addition, the Company and the Corporation will each indemnify Prudential for certain post-closing liabilities that may arise from the acts of the Company and its agents, including certain liabilities arising from the Company’s provision of transition services. The reinsurance agreements contain no limitations or indemnifications with regard to insurance risk transfer, and transferred all of the future risks and responsibilities for performance on the underlying variable annuity contracts to Prudential, including those related to benefit guarantees. Management does not believe this agreement will have a material effect on results of operations, cash flows or financial position of the Company.
The aggregate liability balance related to all guarantees was not material as of December 31, 2016.
Regulation and Compliance
The Company is subject to extensive laws, regulations and regulatory actions. From time to time, regulatory authorities or legislative bodies seek to impose additional regulations regarding agent and broker compensation, regulate the nature of and amount of investments, impose fines and penalties for unintended errors or mistakes, and otherwise expand overall regulation of insurance products and the insurance industry. In addition, the Company is subject to laws and regulations administered and enforced by federal agencies and other organizations, including but not limited to the Securities and Exchange Commission, the Financial Industry Regulatory Authority, the Department of Labor, and the U.S. Department of Justice. The Company has established procedures and policies to facilitate compliance with laws and regulations, to foster prudent business operations, and to support financial reporting. The Company routinely reviews its practices to validate compliance with laws and regulations and with internal procedures and policies. As a result of these reviews, from time to time the Company may decide to modify some of its procedures and policies. Such modifications, and the reviews that led to them, may be accompanied by payments being made and costs being incurred. The ultimate changes and eventual effects of these actions on the Company’s business, if any, are uncertain.
The Company is currently being examined by certain states for compliance with unclaimed property laws. It is possible that this examination may result in additional payments of abandoned funds to states and to changes in the Company’s practices and procedures for the identification of escheatable funds, which could impact benefit payments and reserves, among other consequences; however, it is not likely to have a material effect on the consolidated financial statements of the Company.
13. Income Taxes
ALIC and its subsidiaries (the “Allstate Life Group”) join with the Corporation (the “Allstate Group”) in the filing of a consolidated federal income tax return and are party to a federal income tax allocation agreement (the “Allstate Tax Sharing Agreement”). Under the Allstate Tax Sharing Agreement, the Allstate Life Group pays to or receives from the Corporation the amount, if any, by which the Allstate Group’s federal income tax liability is affected by virtue of inclusion of the Allstate Life Group in the consolidated federal income tax return. Effectively, this results in the Allstate Life Group’s annual income tax provision being computed, with adjustments, as if the Allstate Life Group filed a separate return.
The Internal Revenue Service (“IRS”) is currently examining the Allstate Group’s 2013 and 2014 federal income tax returns. The Allstate Group’s tax years prior to 2013 have been examined by the IRS and the statute of limitations has expired on those years. Any adjustments that may result from IRS examinations of the Allstate Group’s tax returns are not expected to have a material effect on the results of operations, cash flows or financial position of the Company.
The Company had a $1 million liability for unrecognized tax benefits as of both December 31, 2016 and 2015. The Company had no liability for unrecognized tax benefits as of December 3l, 2014. The change in the liability for unrecognized tax benefits in 2015 related to the increase for tax positions taken in a prior year. The Company believes it is reasonably possible that the liability balance will not significantly increase within the next twelve months. Because of the impact of deferred tax accounting, recognition of previously unrecognized tax benefits is not expected to impact the Company’s effective tax rate.
The Company recognizes interest accrued related to unrecognized tax benefits in income tax expense. The Company did not record interest income or expense relating to unrecognized tax benefits in income tax expense in 2016, 2015 or 2014. As of December 31, 2016 and 2015, there was no interest accrued with respect to unrecognized tax benefits. No amounts have been accrued for penalties.

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The components of the deferred income tax assets and liabilities as of December 31 are as follows:

($ in millions)	2016	2015
Deferred assets
Deferred reinsurance gain	$16	$17
Difference in tax bases of investments	—	46
Other assets	4	9
Total deferred assets	20	72
Deferred liabilities
DAC	(370)	(387)
Unrealized net capital gains	(369)	(287)
Life and annuity reserves	(362)	(309)
Difference in tax bases of investments	(35)	—
Other liabilities	(75)	(75)
Total deferred liabilities	(1,211)	(1,058)
Net deferred liability	$(1,191)	$(986)
Although realization is not assured, management believes it is more likely than not that the deferred tax assets will be realized based on the Company’s assessment that the deductions ultimately recognized for tax purposes will be fully utilized.
The components of income tax expense for the years ended December 31 are as follows:

($ in millions)	2016	2015	2014
Current	$24	$251	$101
Deferred	120	50	132
Total income tax expense	$144	$301	$233
The Company received a refund of $22 million in 2016 and paid income taxes of $221 million and $80 million in 2015 and 2014, respectively. The Company had current income tax receivable of $16 million and $30 million as of December 31, 2016 and 2015, respectively.
A reconciliation of the statutory federal income tax rate to the effective income tax rate on income from operations for the years ended December 31 is as follows:

	2016	2015	2014
Statutory federal income tax rate	35.0%	35.0%	35.0%
Tax credits	(3.3)	(1.7)	(1.9)
Dividends received deduction	(1.3)	(0.6)	(0.9)
Adjustments to prior year tax liabilities	—	(0.3)	(0.2)
Sale of subsidiary	—	—	(1.8)
State income taxes	0.3	0.4	0.1
Non-deductible expenses	0.2	0.2	0.2
Change in accounting for investments in qualified affordable housing projects	—	2.0	—
Other	0.1	(0.1)	0.2
Effective income tax rate	31.0%	34.9%	30.7%
14. Capital Structure
Debt outstanding
All of the Company’s outstanding debt as of December 31, 2016 and 2015 relates to intercompany obligations. These obligations reflect notes due to related parties and are discussed in Note 5. The Company paid $15 million, $16 million and $16 million of interest on debt in 2016, 2015 and 2014, respectively.
The Company had $56 million and $44 million of investment-related debt that is reported in other liabilities and accrued expenses as of December 31, 2016 and 2015, respectively. This includes a commitment to fund a limited partnership of $22 million and debt related to other investments of $34 million as of December 31, 2016 and a commitment to fund a limited partnership of $44 million as of December 31, 2015. The Company has an outstanding line of credit to fund the limited partnership.

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15. Statutory Financial Information and Dividend Limitations
ALIC and its insurance subsidiaries prepare their statutory-basis financial statements in conformity with accounting practices prescribed or permitted by the insurance department of the applicable state of domicile. Prescribed statutory accounting practices include a variety of publications of the National Association of Insurance Commissioners (“NAIC”), as well as state laws, regulations and general administrative rules. Permitted statutory accounting practices encompass all accounting practices not so prescribed.
All states require domiciled insurance companies to prepare statutory-basis financial statements in conformity with the NAIC Accounting Practices and Procedures Manual, subject to any deviations prescribed or permitted by the applicable insurance commissioner and/or director. Statutory accounting practices differ from GAAP primarily since they require charging policy acquisition and certain sales inducement costs to expense as incurred, establishing life insurance reserves based on different actuarial assumptions, and valuing certain investments and establishing deferred taxes on a different basis.
Statutory net income (loss) of ALIC and its insurance subsidiaries was $192 million, $(67) million and $1.01 billion in 2016, 2015 and 2014, respectively. Statutory capital and surplus was $3.05 billion and $2.87 billion as of December 31, 2016 and 2015, respectively.
Dividend Limitations
The ability of ALIC to pay dividends is dependent on business conditions, income, cash requirements and other relevant factors. The payment of shareholder dividends by ALIC to AIC without the prior approval of the Illinois Department of Insurance (“IL DOI”) is limited to formula amounts based on net income and capital and surplus, determined in conformity with statutory accounting practices, as well as the timing and amount of dividends paid in the preceding twelve months. The Company did not pay any dividends in 2016. The maximum amount of dividends ALIC will be able to pay without prior IL DOI approval at a given point in time during 2017 is $305 million.  The payment of a dividend in excess of this amount requires 30 days advance written notice to the IL DOI. The dividend is deemed approved, unless the IL DOI disapproves it within the 30 day notice period. Additionally, any dividend must be paid out of unassigned surplus excluding unrealized appreciation from investments, which for ALIC totaled $432 million as of December 31, 2016, and cannot result in capital and surplus being less than the minimum amount required by law.
Under state insurance laws, insurance companies are required to maintain paid up capital of not less than the minimum capital requirement applicable to the types of insurance they are authorized to write. Insurance companies are also subject to risk-based capital (“RBC”) requirements adopted by state insurance regulators. A company’s “authorized control level RBC” is calculated using various factors applied to certain financial balances and activity. Companies that do not maintain adjusted statutory capital and surplus at a level in excess of the company action level RBC, which is two times authorized control level RBC, are required to take specified actions. Company action level RBC is significantly in excess of the minimum capital requirements. Total adjusted statutory capital and surplus and authorized control level RBC of ALIC were $3.47 billion and $541 million, respectively, as of December 31, 2016. ALIC’s insurance subsidiaries are included as a component of ALIC’s total statutory capital and surplus.
Intercompany transactions
Notification and approval of intercompany lending activities is also required by the IL DOI when ALIC does not have unassigned surplus and for transactions that exceed a level that is based on a formula using statutory admitted assets and statutory surplus.
16. Benefit Plans
Pension and other postretirement plans
Defined benefit pension plans, sponsored by the Corporation, cover most full-time employees, certain part-time employees and employee-agents. Benefits under the pension plans are based upon the employee’s length of service and eligible annual compensation. The cost allocated to the Company for the pension plans was $7 million, $6 million and $7 million in 2016, 2015 and 2014, respectively.
The Corporation has reserved the right to modify or terminate its benefit plans at any time and for any reason.
Allstate 401(k) Savings Plan
Employees of AIC are eligible to become members of the Allstate 401(k) Savings Plan (“Allstate Plan”). The Corporation’s contributions are based on the Corporation’s matching obligation and certain performance measures. The cost allocated to the Company for the Allstate Plan was $4 million, $5 million and $7 million in 2016, 2015 and 2014, respectively.

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17. Other Comprehensive Income
The components of other comprehensive income (loss) on a pre-tax and after-tax basis for the years ended December 31 are as follows:

($ in millions)	2016			2015			2014
	Pre- tax	Tax	After- tax	Pre- tax	Tax	After- tax	Pre- tax	Tax	After- tax
Unrealized net holding gains and losses arising during the period, net of related offsets	$134	$(46)	$88	$(1,048)	$366	$(682)	$805	$(282)	$523
Less: reclassification adjustment of realized capital gains and losses	(100)	35	(65)	265	(93)	172	104	(36)	68
Unrealized net capital gains and losses	234	(81)	153	(1,313)	459	(854)	701	(246)	455
Unrealized foreign currency translation adjustments	6	(2)	4	(6)	2	(4)	(6)	2	(4)
Other comprehensive income (loss)	$240	$(83)	$157	$(1,319)	$461	$(858)	$695	$(244)	$451
18. Quarterly Results (unaudited)

($ in millions)	First Quarter		Second Quarter		Third Quarter		Fourth Quarter
	2016	2015	2016	2015	2016	2015	2016	2015
Revenues	$685	$927	$742	$862	$713	$992	$751	$641
Net income	52	153	94	150	65	239	108	19

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ALLSTATE LIFE INSURANCE COMPANY AND SUBSIDIARIES
SCHEDULE I - SUMMARY OF INVESTMENTS
OTHER THAN INVESTMENTS IN RELATED PARTIES
DECEMBER 31, 2016

($ in millions)	Cost/ amortized cost	Fair value	Amount at which shown in the Balance Sheet
Type of investment
Fixed maturities:
Bonds:
United States government, government agencies and authorities	$968	$1,014	$1,014
States, municipalities and political subdivisions	2,017	2,274	2,274
Foreign governments	304	332	332
Public utilities	3,339	3,611	3,611
All other corporate bonds	15,606	16,070	16,070
Asset-backed securities	337	331	331
Residential mortgage-backed securities	294	333	333
Commercial mortgage-backed securities	233	241	241
Redeemable preferred stocks	14	16	16
Total fixed maturities	23,112	$24,222	24,222

Equity securities:
Common stocks:
Public utilities	31	$32	32
Banks, trusts and insurance companies	203	218	218
Industrial, miscellaneous and all other	1,181	1,246	1,246
Nonredeemable preferred stocks	14	15	15
Total equity securities	1,429	$1,511	1,511

Mortgage loans on real estate	3,938	$3,963	3,938
Real estate (none acquired in satisfaction of debt)	129		129
Policy loans	563		563
Derivative instruments	91	$96	96
Limited partnership interests	2,776		2,776
Other long-term investments	1,266		1,266
Short-term investments	566	$566	566
Total investments	$33,870		$35,067

ALLSTATE LIFE INSURANCE COMPANY AND SUBSIDIARIES
SCHEDULE IV - REINSURANCE

($ in millions)	Gross amount	Ceded to other companies (1)	Assumed from other companies	Net amount	Percentage of amount assumed to net
Year ended December 31, 2016
Life insurance in force	$115,034	$94,041	$291,256	$312,249	93.3%

Premiums and contract charges:
Life insurance	$675	$325	$869	$1,219	71.3%
Accident and health insurance	40	22	72	90	80.0%
Total premiums and contract charges	$715	$347	$941	$1,309	71.9%

Year ended December 31, 2015
Life insurance in force	$127,978	$98,527	$296,291	$325,742	91.0%

Premiums and contract charges:
Life insurance	$689	$334	$898	$1,253	71.7%
Accident and health insurance	39	22	68	85	80.0%
Total premiums and contract charges	$728	$356	$966	$1,338	72.2%

Year ended December 31, 2014
Life insurance in force	$119,024	$97,574	$305,313	$326,763	93.4%

Premiums and contract charges:
Life insurance	$1,022	$353	$674	$1,343	50.2%
Accident and health insurance	62	39	70	93	75.3%
Total premiums and contract charges	$1,084	$392	$744	$1,436	51.8%
______________________________

(1)	No reinsurance or coinsurance income was netted against premium ceded in 2016, 2015 or 2014.

ALLSTATE LIFE INSURANCE COMPANY AND SUBSIDIARIES
SCHEDULE V - VALUATION ALLOWANCES AND QUALIFYING ACCOUNTS

($ in millions)		Additions
Description	Balance as of beginning of period	Charged to costs and expenses	Other additions	Deductions	Balance as of end of period

Year ended December 31, 2016

Allowance for estimated losses on mortgage loans	$3	$—	$—	$—	$3

Year ended December 31, 2015

Allowance for estimated losses on mortgage loans	$8	$(4)	$—	$1	$3

Year ended December 31, 2014

Allowance for estimated losses on mortgage loans	$21	$(5)	$—	$8	$8

PART C

OTHER INFORMATION

ITEM 24. FINANCIAL STATEMENTS AND EXHIBITS:

(a) Financial Statements

The consolidated financial statements of Allstate Life Insurance Company (“Allstate Life” or “Depositor”) and the financial statements of Allstate Financial Advisors Separate Account I, which are comprised of the underlying financial statements of the Sub-Accounts (“Separate Account”) are filed herewith in Part B of this Registration Statement.
(b) Exhibits

(1)(a) Resolution of the Board of Directors of Allstate Life Insurance Company authorizing establishment of the Allstate Financial Advisors Separate Account I (Incorporated by reference to Registrant's Form N-4 Initial Registration Statement (SEC File No. 333-77605) dated May 3, 1999.)

(b) Resolution of the Board of Directors of Northbrook Life Insurance Company authorizing establishment of the Variable Annuity Account II (Incorporated herein by reference to Post-Effective Amendment No. 13 to Registration Statement (SEC File No. 033-35412) dated December 31, 1996).

(c) Resolution of the Board of Directors of Allstate Life Insurance Company authorizing the consolidation of Northbrook Variable Annuity Account, Northbrook Variable Annuity Account II, and Allstate Financial Advisors Separate Account I (Previously filed in Registrant's initial Form N-4 Registration Statement (SEC File No. 333-102295) dated December 31, 2002).

(2) Not applicable.

(3)(a) Form of Underwriting Agreement (Incorporated herein by reference to Post-Effective Amendment No. 13 to Registration Statement (SEC File No. 033-35412) dated December 31, 1996).

(b) Form of General Agency Agreement (Incorporated herein by reference to Post-Effective Amendment No. 13 to Registration Statement (SEC File No. 033-35412) dated December 31, 1996).

(4)(a) Form of Contract, Riders and Amendments for the Morgan Stanley Variable Annuity II ("VA II") (Incorporated herein by reference to Post-Effective Amendment Nos. 13, 14, 20, 23 and 25 to Registration Statement (SEC File No. 033-35412) dated December 31, 1996, February 28, 1997, March 3, 1999, and February 15, 2000).

(b) Form of Contract and Certificate Amendments for the Morgan Stanley Variable Annuity II Asset Manager (Incorporated herein by reference to Post-Effective Amendment Nos. 19, and 20 to Registration Statement (SEC File No. 033-35412) dated June 5, 1998 and March 3, 1999 respectively).

(c) Form of Contract and Amendments for the Morgan Stanley Variable Annuity 3 (Incorporated herein by reference to Post-Effective Amendment No. 24 to Registration Statement (SEC File No. 033-35412) dated March 2, 2000).

(d) Income Benefit Combination Rider 2 ("VA II") (Incorporated herein by reference to Post-Effective Amendment No. 28 to Registration Statement (SEC File No. 033-35412) dated August 25, 2000).

(e) Income and Death Benefit Combination Rider 2 ("VA II") (Incorporated herein by reference to Post-Effective Amendment No. 28 to Registration Statement (SEC File No. 033-35412) dated August 25, 2000).

(f) Enhanced Earnings Death Benefit Rider ("VA II") (Incorporated herein by reference to Post-Effective Amendment No. 31 to Registration Statement (SEC File No. 033-35412) dated November 8, 2000).

(g) Enhanced Earnings Death Benefit Plus Rider (Variable Annuity 3) (Incorporated herein by reference to Post-Effective Amendment No. 32 to Registration Statement (SEC File No. 033-35412) dated March 16, 2001.

(h) Form of Longevity Reward Rider ("VA II") (Incorporated herein by reference to Post-Effective Amendment No. 35 to Registration Statement (SEC File No. 033-35412) dated October 12, 2001).

(i) Income and Performance Death Benefit Rider (VAII, VA3 (Incorporated herein by reference to Post-Effective Amendment No. 36 to Registration Statement (SEC File No. 033-35412) dated April 29, 2002).

(j) Form of Contract Endorsement (reflecting Allstate Life as the issuer) (Previously filed in Registrant's initial Form N-4 Registration Statement (SEC File No. 333-102295) dated December 31, 2002).

(k) Form of Death Benefit Endorsement (VAII, VA3) (Previously filed in Post-Effective Amendment No. 1 to this Registration Statement (SEC File No. 333-102295) dated April 18, 2003).

(l) Merger Agreement and Articles of Merger between Northbrook Life Insurance Company and Allstate Life Insurance Company (Previously filed in Registrant's initial Form N-4 Registration Statement (SEC File No. 333-102295) dated December 31, 2002).

(5)(a) Form of Application for the Morgan Stanley Variable Annuity II (Incorporated herein by reference to Post-Effective Amendment No. 13 to Registration Statement (SEC File No. 033-35412) dated December 31, 1996).

(b) Form of Application for the Morgan Stanley Variable Annuity II Asset Manager (Incorporated herein by reference to Post-Effective Amendment No. 19 to Registration Statement (SEC File No. 033-35412) dated June 5, 1998).

(c) Form of Application for the Morgan Stanley Variable Annuity 3 (Incorporated herein by reference to Post-Effective Amendment No. 26 to Registration Statement (SEC File No. 033-35412) dated May 2, 2000).

(6)(a) Articles of Incorporation of Allstate Life Insurance Company (Incorporated herein by reference to Post-Effective Amendment No. 3 to Registrant's Registration Statement (SEC File No. 333-77605) dated April 24, 2001).

(b) Amended and Restated By-laws of Allstate Life Insurance Company (Incorporated herein by reference to Depositor's Form 8-K (SEC File No. 0-31248) dated March 20, 2007).

(7) Indemnity Reinsurance Agreement Between Allstate Life Insurance Company and The Prudential Insurance Company of America dated June 1, 2006. (Incorporated herein by reference to Pre-Effective Amendment No. 1 to Form N-4 Registration Statement (SEC File No. 333-141909) dated June 20, 2007).

(8) Forms of Participation Agreements:

(8)(a) Morgan Stanley Variable Investment Series (Incorporated herein by reference to Post-Effective Amendment No. 12 to Registration Statement (SEC File No. 033-35412) dated April 29, 1996).

(b) The Universal Institutional Funds, Inc. (Incorporated herein by reference to Post-Effective Amendment No. 1 to Registration Statement (SEC File No. 333-93871) dated January 28, 2000).

(c) AIM Variable Insurance Funds (Incorporated herein by reference to Post-Effective Amendment No. 1 to Registration Statement (SEC File No.333-93871) dated January 28, 2000).

(d) Alliance Variable Products Series Fund (Incorporated herein by reference to Post-Effective Amendment No. 1 to Registration Statement (SEC File No.333-93871) dated January 28, 2000).

(e) Putnam Variable Trust (Incorporated herein by reference to Post-Effective Amendment No. 1 to Registration Statement (SEC File No. 333-93871) dated January 28, 2000).

(f) Van Kampen Life Investment Trust (Incorporated herein by reference to Post-Effective Amendment No. 1 to Registration Statement (SEC File No. 333-93871) dated January 28, 2000).

(g) Franklin Templeton Variable Insurance Products Trust (Previously filed in Post-Effective Amendment No. 2 to this Registration Statement (SEC File No. 333-102295) dated April 19, 2004.)

(9)(a) Opinion and consent of General Counsel (Incorporated by reference to Post-Effective Amendment No. 26 to Registration Statement (SEC File No. 033-35412) dated May 2, 2000).

(b) Opinion and consent of General Counsel (Incorporated by reference to Post-Effective Amendment No. 28 to Registration Statement (SEC File No. 033-35412) dated August 25, 2000).

(c) Opinion and consent of General Counsel (Incorporated by reference to Post-Effective Amendment No. 30 to Registration Statement (SEC File No. 033-35412) dated November 30, 2000).

(d) Opinion and consent of General Counsel (Incorporated by reference to Post-Effective Amendment No. 31 to Registration Statement (SEC File No. 033-35412) dated November 8, 2000).

(e) Opinion and consent of General Counsel (Incorporated by reference to Post-Effective Amendment No. 33 to Registration Statement (SEC File No. 033-35412) dated April 25, 2001).

(f) Opinion and consent of General Counsel (Incorporated by reference to Post-Effective Amendment No. 34 to Registration Statement (SEC File No. 033-35412) dated September 20, 2001).

(g) Opinion and consent of General Counsel (Incorporated by reference to Post-Effective Amendment No. 36 to Registration Statement (SEC File No. 033-35412) dated April 29, 2002).

(h) Opinion and Consent of General Counsel (Previously filed in Registrant's initial Form N-4 Registration Statement (SEC File No. 333-102295) dated December 31, 2002).

(i) Opinion and consent of General Counsel. (Incorporated herein by reference to Post-Effective Amendment No. 7 to Form N-4 for Allstate Financial Advisors Separate Account I (File Nos. 333-102295 and 811-09327) filed on April 24, 2009.

(10) Consent of Independent Registered Public Accounting Firm. Filed herewith.

(11) Not applicable.

(12) Not applicable.

(99) Powers of Attorney for John E. Dugenske, Angela K. Fontana, Mary Jane Fortin, Mario Imbarrato, Katherine A. Mabe, Harry R. Miller, Samuel H. Pilch, P. John Rugel, Steven E. Shebik, Steven P. Sorenson, Thomas M. Troy, Thomas J. Wilson and Matthew E. Winter. Filed herewith.

ITEM 25. DIRECTORS AND OFFICERS OF THE DEPOSITOR

Name and Principal Business Address	Position and Offices with Depositor
Mary Jane Fortin	Director and President
Matthew E. Winter	Director and Chief Executive Officer
John E. Dugenske	Director, Executive Vice President and Chief Investment Officer
Angela K. Fontana	Director, Vice President, General Counsel and Secretary
Samuel H. Pilch	Director, Senior Group Vice President and Controller
P. John Rugel	Director, Senior Vice President
Steven E. Shebik	Director
Steven P. Sorenson	Director
Thomas J. Wilson	Director and Chairman of the Board
Katherine A. Mabe	Director
Thomas M. Troy	Director
Harry R. Miller	Director, Senior Vice President and Chief Risk Officer
Mario Imbarrato	Director, Vice President and Chief Financial Officer
P. Kelly Noll	Senior Vice President and Chief Privacy Officer
D. Scott Harper	Senior Vice President and Assistant Treasurer
Marilyn V. Hirsch	Senior Vice President
Jesse E. Merten	Senior Vice President and Treasurer
James M. Flewellen	Senior Vice President
Dan E. Trudan	Senior Vice President
Tracy M. Kirchoff	Chief Compliance Officer
Randal DeCoursey	Vice President
Stephanie D. Neely	Vice President and Assistant Treasurer
Grant S. Andrew	Vice President
Mary K. Nelson	Vice President
Theresa M. Resnick	Vice President and Appointed Actuary
Lori A. Cruz	Assistant Secretary
Daniel G. Gordon	Assistant Secretary
Elizabeth J. Lapham	Assistant Secretary
Mary Jo Quinn	Assistant Secretary
Elliot A. Stultz	Assistant Secretary
Lisette S. Willemsen	Assistant Secretary
Merlin L. Miller Thomas H. Helsdingen Alma D. Lopez Cynthia I. Quadros	Illustration Actuary Authorized Representative Authorized Representative Authorized Representative

The principal business address of the officers and directors is 3075 Sanders Road, Northbrook, Illinois 60062-7127.
ITEM 26. PERSONS CONTROLLED BY OR UNDER COMMON CONTROL WITH THE DEPOSITOR OR
REGISTRANT:

Information in response to this item is incorporated by reference to the Form 10-K Annual Report of The Allstate Corporation filed February 17, 2017 (File #001-11840).

ITEM 27. NUMBER OF CONTRACT OWNERS:

Variable Annuity II:

As of January 31, 2017, there were 1,985 Qualified contract owners and 9,071 Non-Qualified contract owners.

Variable Annuity 3:

As of January 31, 2017, there were 2,721 Qualified contract owners and 3,104 Non-Qualified contract owners.

ITEM 28. INDEMNIFICATION

The General Agency Agreement (Exhibit 3(b)) contains a provision in which Allstate Life agrees to indemnify Morgan Stanley & Co. Inc. as Underwriter for certain damages and expenses that may be caused by actions, statements or omissions by Allstate Life. The Agreement to Purchase Shares contains a similar provision in paragraph 16 of Exhibit 12.

Insofar as indemnification for liability arising out of the Securities Act of 1933 may be permitted to directors, officers and controlling persons of the registrant pursuant to the foregoing provisions, or otherwise, the registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than payment by the registrant of expenses incurred by a director, officer or controlling person of the registrant in the successful defense of any action, suit or proceeding) is asserted by such director, officer or controlling person in connection with the securities being registered, the registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

ITEM 29. RELATIONSHIP OF PRINCIPAL UNDERWRITER TO OTHER INVESTMENT COMPANIES

(a) Registrant’s principal underwriter, Morgan Stanley & Co. LLC, is principal underwriter for the following affiliated investment companies:

Allstate Life Variable Life Separate Account A
Allstate Life of New York Separate Account A

See disclosure related to Morgan Stanley &Co. below.

(b) The directors and officers of Morgan Stanley & Co. LLC, the principal underwriter for the Contracts marketed as “Morgan Stanley Variable Annuity Contracts” are as follows:

Name	Title

Matthew Berke	Director, Co-Chairman, Co-President & Co-Chief Executive Officer
Brian Healy	Director, Co-Chairman, Co-President & Co-Chief Executive Officer
Mohit Assomull	Director
Thomas Wipf	Director
Michael Stern	Director
Gary Lynn	Chief Financial Officer
Graeme McEvoy	Chief Operations Officer
John H. Faulkner	General Counsel and Secretary
Daniel Kosowsky	Chief Compliance Officer
* The principal business address of each of the above-named individuals is as follows: 1585 Broadway, New York, NY 10036.

(c)     Compensation of Morgan Stanley & Co.

The following commissions and other compensation were received by each principal underwriter, directly or indirectly, from the Registrant for the year ended December 31, 2016.

(1)	(2)	(3)	(4)	(5)
Name of Principal Underwriter	Discounts and Commissions	Net Underwriting Compensation on Redemption	Brokerage Commissions	Compensation
Morgan Stanley & Co. LLC	N/A	N/A	$14,232,285	N/A

The Contracts are no longer sold to new customers, however, existing customers can continue to hold the Contracts and make additional purchase payments. The Contracts were distributed exclusively by Morgan Stanley & Co. LLC ("MS&Co") and its affiliates to its clients. MS&Co also serves as the principal underwriter of the Contracts. MS&Co is a member of the New York Stock Exchange and the Financial Industry Regulatory Authority, and is located at 1585 Broadway, New York, New York 10036.

MS&Co does not receive compensation for its role as principal underwriter. However, we pay commissions to MS&Co on purchase payments made to the Contracts, up to a maximum sales commission of 6.0% of purchase payments and a sales administration expense charge of up to 0.75%. In addition, we pay ongoing annual compensation of up to 1.4% of Contract Value. To compensate MS&Co for the costs of distribution, insurance licensing, due diligence and other home office services, we pay MS&Co an additional percentage of purchase payments not exceeding 0.80% and a percentage of Contract Value not exceeding 0.20%. Commissions and annual compensation, when combined, could exceed 8.5% of total premium payments. Individual representatives receive a portion of compensation paid to MS&Co in accordance with MS&Co's practices. We also make additional payments to MS&Co for promotional marketing and educational expenses and to reimburse certain expenses of registered representatives relating to sales of Contracts. In addition, MS&Co may pay annually to its representatives, from its profits, a persistency bonus that will take into account, among other things, the length of time purchase payments have been held under the Contract and Contract Value.

Effective June 1, 2009, Morgan Stanley and Citigroup Inc. ("Citi") established a new broker dealer, Morgan Stanley Smith Barney LLC ("MSSB"), as part of a joint venture that included the Global Wealth Management Group within MS&Co. In furtherance of this joint venture, effective June 1, 2009, Morgan Stanley Smith Barney LLC was added as an additional party to the General Agency/Selling Agreement related to sales of the Contracts through the Morgan Stanley channel of MSSB. Compensation amounts previously paid to MS&Co are now paid to MSSB.

ITEM 30. LOCATION OF ACCOUNTS AND RECORDS

Allstate is located at 3075 Sanders Road, Northbrook, Illinois 60062-7127. The principal underwriter of the Separate Account (Allstate Distributors) is located at 3075 Sanders Road, Northbrook, Illinois 60062-7127. Each company maintains those accounts and records required to be maintained pursuant to Section 31(a) of the Investment Company Act and the rules promulgated thereunder.

ITEM 31. MANAGEMENT SERVICES

None.

ITEM 32. UNDERTAKINGS

Registrant promises to file a post-effective amendment to the Registration Statement as frequently as is necessary to ensure that the audited financial statements in the Registration Statement are never more than 16 months old for so long as payments under the variable annuity contracts may be accepted. Registrant furthermore agrees to include either as part of any application to purchase a contract offered by the prospectus, a space that an applicant can check to request a Statement of Additional Information, or a toll-free number included in the prospectus that the applicant can use to request for a Statement of Additional Information. Finally, Registrant agrees to deliver any Statement of Additional Information and any financial statements required to be made available under this Form N-4 promptly upon written or oral request.

ITEM 33. REPRESENTATIONS PURSUANT TO SECTION 403(b) of the INTERNAL REVENUE CODE

Allstate Life represents that it is relying upon the letter, dated November 28, 1988, from the Commission staff to the American Council of Life Insurance and that it intends to comply with the provisions of paragraphs 1-4 of that letter.

ITEM 34. REPRESENTATIONS REGARDING CONTRACT EXPENSES

Allstate represents that the fees and charges deducted under the Contracts described in this Registration Statement, in the aggregate, are reasonable in relation to the services rendered, the expenses expected to be incurred, and the risks assumed by Allstate under the Contracts. Allstate bases its representation on its assessment of all of the facts and circumstances, including such relevant factors as: the nature and extent of such services, expenses and risks; the need or Allstate to earn a profit; the degree to which the Contracts include innovative features; and the regulatory standards for exemptive relief under the Investment Company Act of 1940 used prior to October 1996, including the range of industry practice. This representation applies to all Contracts sold pursuant to this Registration Statement, including those sold on the terms specifically scribed in the prospectus contained herein, or any variations therein, based on supplements, endorsements, or riders to any Contracts or prospectus, or otherwise.

SIGNATURES

As required by the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant, Allstate Financial Advisors Separate Account I, certifies that it meets the requirements of Securities Act Rule 485(b) for effectiveness of this amended Registration Statement has duly caused the amended Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized, all in the Township of Northfield, State of Illinois, on this 13th day of April, 2017.

ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I (REGISTRANT)
By:	ALLSTATE LIFE INSURANCE COMPANY

By:	/s/ Angela K. Fontana Angela K. Fontana Director, Vice President, General Counsel and Secretary

By:	ALLSTATE LIFE INSURANCE COMPANY (DEPOSITOR)

By:	/s/ Angela K. Fontana Angela K. Fontana Director, Vice President, General Counsel and Secretary

As required by the Securities Act of 1933, this amended Registration Statement has been duly signed below by the following Directors and Officers of Allstate Life Insurance Company on this 13th day of April, 2017.

SIGNATURE	TITLE
*Matthew E. Winter Matthew E. Winter	Director and Chief Executive Officer (Principal Executive Officer)
*Mary Jane Fortin Mary Jane Fortin	Director and President
*Thomas J. Wilson Thomas J. Wilson	Director and Chairman of the Board
/s/ Angela K. Fontana Angela K. Fontana	Director, Vice President, General Counsel and Secretary
*P. John Rugel P. John Rugel	Director and Senior Vice President
*Mario Imbarrato Mario Imbarrato	Director, Vice President and Chief Financial Officer (Principal Financial Officer)
*Harry R. Miller Harry R. Miller	Director, Senior Vice President and Chief Risk Officer
*Samuel H. Pilch Samuel H. Pilch	Director, Senior Group Vice President and Controller (Principal Accounting Officer)
*John E. Dugenske John E. Dugenske	Director, Executive Vice President and Chief Investment Officer
*Katherine A. Mabe Katherine A. Mabe	Director
*Steven E. Shebik Steven E. Shebik	Director
*Steven P. Sorenson Steven P. Sorenson	Director
*Thomas M. Troy Thomas M. Troy	Director

*By: /s/ Angela K. Fontana, pursuant to Power of Attorney, filed herewith.

EXHIBITS

(10) Consent of Independent Registered Public Accounting Firm.

(99) Powers of Attorney for John E. Dugenske, Angela K. Fontana, Mary Jane Fortin, Mario Imbarrato, Katherine A. Mabe, Harry R. Miller, Samuel H. Pilch, P. John Rugel, Steven E. Shebik, Steven P. Sorenson, Thomas M. Troy, Thomas J. Wilson and Matthew E. Winter.